United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

Investment Company Act file number 811-01879

Janus Investment Fund
(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado 80206
(Address of principal executive offices) (Zip code)

Kathryn Santoro, 151 Detroit Street, Denver, Colorado 80206
(Name and address of agent for service)

Registrant's telephone number, including area code: 303-333-3863

Date of fiscal year end: 6/30

Date of reporting period: 12/31/19

Item 1 - Reports to Shareholders

SEMIANNUAL REPORT December 31, 2019

Janus Henderson Absolute Return Income Opportunities Fund

Janus Investment Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by contacting a Janus Henderson representative. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by visiting janushenderson.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you do not invest directly with the Fund, you should contact your plan sponsor, broker-dealer, or financial intermediary, to request to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-525-3713 to let the Fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Janus Henderson mutual funds where held (i.e., all Janus Henderson mutual funds held in your account if you invest through your financial intermediary or all Janus Henderson mutual funds held with the fund complex if you invest directly with a fund).

HIGHLIGHTS • Portfolio management perspective • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Absolute Return Income Opportunities Fund

Janus Henderson Absolute Return Income Opportunities Fund (unaudited)

FUND SNAPSHOT

This benchmark-agnostic fund has the flexibility to invest across global fixed income markets. The Fund has latitude to act on high-conviction ideas and seeks to achieve positive absolute returns in a variety of market environments.

Jason England co-portfolio manager	Nick Maroutsos co-portfolio manager

PERFORMANCE OVERVIEW

For the six-month period ending December 31, 2019, Janus Henderson Absolute Return Income Opportunities Fund’s Class I Shares returned 1.92% compared with a 1.03% return for the Fund’s benchmark, the FTSE 3-Month U.S. Treasury Bill Index.

MARKET ENVIRONMENT

Global bond markets generated positive returns during the period, with riskier assets outperforming safer government bonds as optimism brewed that heretofore slowing global growth may reaccelerate. Two developments fueling investor optimism were stabilizing global purchasing managers’ indices and headway in U.S.-China trade negotiations. Although yields across the U.S. Treasuries curve were down for the period, the curve between 2-year and 10-year maturities steepened as the former was anchored to a succession of rate cuts by the Federal Reserve (Fed) and the latter proved more susceptible to a potential uptick in global growth. Investment-grade credit marginally outperformed high-yield issuers due in part to falling interest rates. Yet for both categories, spreads between their yields and those of their risk-free benchmarks narrowed considerably.

PERFORMANCE DISCUSSION

For the period, the Fund outperformed its benchmark, the FTSE 3-Month U.S. Treasury Bill Index. The strategy seeks to provide long-term positive returns through various market environments by managing portfolio duration, credit risk and volatility.

The Fund’s core holdings of cash-based corporate and securitized credit generated positive returns, with both the income generated from these securities and a narrowing of their yields relative to those of their “risk-free” benchmarks contributing to performance. The Fund’s direct exposure to government bonds weighed on performance. Much of this exposure is aimed at hedging overall portfolio duration and, thus, can generate negative returns under certain conditions. The Fund, on occasion, also attempts to generate excess returns by capitalizing on movements in foreign currency markets. For the period, the Fund’s foreign currency strategies generated slightly negative returns.

The Fund makes use of derivatives, primarily to act as hedges on its cash-based holdings. In certain situations, derivatives may be employed in an attempt to generate excess returns. During the period, the Fund used options, futures, options on futures, credit default swaps (CDS), other swaps and forward exchange contracts. In aggregate, derivatives’ impact on Fund performance was negative. For the period, the derivatives impact on performance was positive.

Please see the Derivative Instruments section in the “Notes to Financial Statements” for a discussion of derivatives used by the Fund.

OUTLOOK

We expect the fixed income environment in 2020 to be similar to what we experienced in 2019 in that the predominant trend will be one of growing policy accommodation by central banks. A notable exception is the uncertain trajectory of the Fed. While we expect the Fed to ultimately resume lowering, it has hinted that after three cuts, it is willing to pause until economic conditions merit action. In this sense, the Fed’s normalization program that commenced in 2015 paid dividends, as it afforded the bank sufficient dry powder to react in an economic downturn. Other central banks are not so fortunate and will likely have to rely upon nontraditional measures to support their fragile economies.

We believe that inaction was likely the Fed’s playbook for this past year, but the market forced its hand as concerns about weakening global growth festered. Some of these concerns have not left us. While inroads have been made in breaking the U.S.-China trade impasse, a tenable resolution that could reignite the languishing manufacturing sector and soft trade flows is far from

Janus Investment Fund	1

Janus Henderson Absolute Return Income Opportunities Fund (unaudited)

certain. Much of the optimism priced into riskier asset classes as we closed out 2019 reflected a “better case” trade scenario. The high valuations of both corporate credits and equities could quickly reverse should the two countries retreat to a more protectionist stance.

In Europe, the Brexit saga continues to hang over markets as do questions about whether the European Central Bank’s latest increase of asset purchases will move the needle for economic growth, especially if governments remain hesitant to implement fiscal stimulus. A new risk is the policy uncertainty thrust upon markets by the U.S. election cycle. Sectors ranging from heath care and energy to technology and financials may all be impacted by proposals of leading presidential contenders.

Fed policy, itself, is a risk that merits close attention. We believe that lower nominal interest rates are a secular trend, and one from which the U.S. is not exempt. Ultimately, we expect the Fed will reengage in rate cuts, but their timing represents a risk to markets. We don’t foresee a “doom” scenario, as we don’t think a near-term recession is in the cards. In the wake of the Fed’s “not-quite-dovish” October statement, futures markets have backed off their expectations for 2020 rate cuts, but they still price in more than what Fed officials estimate. Should the Fed stick to its guns and the yield curve steepen more than it already has, we could foresee repricing across a range of risk assets.

Despite our view that a strong U.S. consumer and accommodative policy by central banks will likely stave off global recession, the lack of clarity on this cocktail of risks means that investors should expect higher levels of bond market volatility. One place where this volatility may manifest itself is the longer end of the U.S. Treasuries curve. Tight spreads may mean that the upside of U.S. corporate credits is limited as well. Other markets appear better positioned, as their monetary authorities are firmly in the easing camp and their corporate sector may not be as richly priced as comparable U.S. issuers.

Thank you for your investment in the Janus Henderson Absolute Return Income Opportunities Fund.

2	DECEMBER 31, 2019

Janus Henderson Absolute Return Income Opportunities Fund (unaudited)

Fund At A Glance

December 31, 2019

Fund Profile
30-day Current Yield*	Without Reimbursement	With Reimbursement
Class A Shares NAV	1.25%	1.37%
Class A Shares MOP	1.19%	1.31%
Class C Shares**	0.53%	0.67%
Class D Shares	1.30%	1.57%
Class I Shares	1.54%	1.65%
Class N Shares	1.47%	1.71%
Class R Shares	0.54%	0.97%
Class S Shares	-0.96%	1.21%
Class T Shares	1.34%	1.46%
Weighted Average Maturity		4.3 Years
Average Effective Duration***		1.8 Years
* Yield will fluctuate.
** Does not include the 1.00% contingent deferred sales charge.
*** A theoretical measure of price volatility.

Ratings† Summary - (% of Total Investments)
A	19.1%
AA	9.6%
AAA	25.6%
BBB	45.0%
Other	0.1%
Currency	-1.9%
Not Rated	2.5%

† Credit quality ratings reflect the lower rating provided by Standard & Poor's (S&P) and/or Moody’s, independent credit rating agencies. Credit ratings are measured on a scale that ranges from AAA (highest) to D (lowest). Further information on S&P's and/or Moody’s rating methodology may be found at www.standardandpoors.com or www.moodys.com .. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P or Moody’s but may be rated by other rating agencies and do not necessarily indicate low quality. "Other" includes cash equivalents, equity securities, and certain derivative instruments.

Significant Areas of Investment - (% of Net Assets)

Asset Allocation - (% of Net Assets)
Corporate Bonds	65.0%
Asset-Backed/Commercial Mortgage-Backed Securities	36.5%
OTC Purchased Options – Puts	0.4%
Exchange Traded Purchased Options – Puts	0.0%
OTC Purchased Options – Calls	0.0%
Other	(1.9)%
100.0%

Emerging markets comprised 14.7% of total net assets.

Janus Investment Fund	3

Janus Henderson Absolute Return Income Opportunities Fund (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended December 31, 2019					Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Since Inception*	Total Annual Fund Operating Expenses‡	Net Annual Fund Operating Expenses‡
Class A Shares at NAV	1.68%	3.21%	1.03%	0.65%	1.07%	0.96%
Class A Shares at MOP	-3.20%	-1.64%	0.06%	-0.22%
Class C Shares at NAV	1.45%	2.53%	0.32%	-0.05%	1.90%	1.77%
Class C Shares at CDSC	0.45%	1.53%	0.32%	-0.05%
Class D Shares(1)	1.76%	3.38%	1.12%	0.74%	1.08%	0.84%
Class I Shares	1.92%	3.37%	1.30%	0.91%	0.80%	0.72%
Class N Shares	1.83%	3.52%	1.33%	0.94%	0.69%	0.68%
Class R Shares	1.45%	2.79%	0.60%	0.21%	1.88%	1.43%
Class S Shares	1.58%	3.02%	0.82%	0.44%	1.52%	1.18%
Class T Shares	1.83%	3.29%	1.12%	0.71%	1.02%	0.93%
FTSE 3-Month U.S. Treasury Bill Index	1.03%	2.25%	1.05%	0.94%
3-Month USD LIBOR	1.16%	2.60%	1.33%	1.21%
Morningstar Quartile - Class I Shares	-	4th	4th	4th
Morningstar Ranking - based on total returns for Nontraditional Bond Funds	-	280/327	244/275	222/250

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 4.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Net expense ratios reflect the expense waiver, if any, contractually agreed to through October 28, 2020.

4	DECEMBER 31, 2019

Janus Henderson Absolute Return Income Opportunities Fund (unaudited)

Performance

Performance may be affected by risks that include those associated with non-diversification, portfolio turnover, short sales, potential conflicts of interest, foreign and emerging markets, initial public offerings (IPOs), high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), derivatives, and commodity-linked investments. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

The Fund will normally invest at least 80% of its net assets, measured at the time of purchase, in the type of securities described by its name.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Class R Shares commenced operations on February 6, 2015. Performance shown for periods prior to February 6, 2015, reflects the historical performance of the Fund’s Class I Shares, calculated using the fees and expenses of Class R Shares, without the effect of any applicable fee and expense limitations or waivers.

If Class R Shares of the Fund had been available during periods prior to February 6, 2015, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class R Shares reflects the fees and expenses of Class R Shares, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2019 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

Effective June 28, 2019, the Fund’s primary benchmark index changed from the 3-Month USD LIBOR to the FTSE 3-Month US Treasury Bill Index. Janus Henderson believes the FTSE 3-Month US Treasury Bill Index is a more appropriate benchmark against which to measure the Fund’s performance and regulators had signaled intent to phase out LIBOR as a key market interest rate by the end of 2021.

*The Fund’s inception date – May 27, 2014

‡ As stated in the prospectus. See Financial Highlights for actual expense ratios during the reporting period.

(1) Closed to certain new investors.

Janus Investment Fund	5

Janus Henderson Absolute Return Income Opportunities Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/19)	Ending Account Value (12/31/19)	Expenses Paid During Period (7/1/19 - 12/31/19)†	Beginning Account Value (7/1/19)	Ending Account Value (12/31/19)	Expenses Paid During Period (7/1/19 - 12/31/19)†	Net Annualized Expense Ratio (7/1/19 - 12/31/19)
Class A Shares	$1,000.00	$1,016.80	$5.07	$1,000.00	$1,020.11	$5.08	1.00%
Class C Shares	$1,000.00	$1,014.50	$8.51	$1,000.00	$1,016.69	$8.52	1.68%
Class D Shares	$1,000.00	$1,017.60	$4.31	$1,000.00	$1,020.86	$4.32	0.85%
Class I Shares	$1,000.00	$1,019.20	$3.86	$1,000.00	$1,021.32	$3.86	0.76%
Class N Shares	$1,000.00	$1,018.30	$3.60	$1,000.00	$1,021.57	$3.61	0.71%
Class R Shares	$1,000.00	$1,014.50	$7.39	$1,000.00	$1,017.80	$7.41	1.46%
Class S Shares	$1,000.00	$1,015.80	$6.03	$1,000.00	$1,019.15	$6.04	1.19%
Class T Shares	$1,000.00	$1,018.30	$4.77	$1,000.00	$1,020.41	$4.77	0.94%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

6	DECEMBER 31, 2019

Janus Henderson Absolute Return Income Opportunities Fund

Schedule of Investments (unaudited)

December 31, 2019

Principal or Contract Amounts			Value
Asset-Backed/Commercial Mortgage-Backed Securities – 36.5%
La Trobe Financial Capital Markets Trust 2017-1,
30 Day Australian Bank Bill Rate + 2.9500%, 3.7996%, 1/14/49‡	968,777	AUD	$689,479
La Trobe Financial Capital Markets Trust 2017-2,
30 Day Australian Bank Bill Rate + 1.9000%, 2.7350%, 1/12/49‡	6,769,249	AUD	4,784,335
La Trobe Financial Capital Markets Trust 2017-2,
30 Day Australian Bank Bill Rate + 2.4000%, 3.2350%, 1/12/49‡	8,000,000	AUD	5,678,931
Liberty Series 2016-2,
30 Day Australian Bank Bill Rate + 2.7000%, 3.5650%, 8/25/48‡	775,129	AUD	531,259
Liberty Series 2018-1 SME,
30 Day Australian Bank Bill Rate + 1.4500%, 2.2850%, 7/10/50‡	7,345,025	AUD	5,154,835
Liberty Series 2018-1 SME,
30 Day Australian Bank Bill Rate + 2.3500%, 3.1850%, 7/10/50‡	3,500,000	AUD	2,461,480
Liberty Series 2018-3,
30 Day Australian Bank Bill Rate + 2.1000%, 2.9650%, 10/25/50‡	1,500,000	AUD	1,060,153
Pepper I-Prime 2017-2 Trust,
30 Day Australian Bank Bill Rate + 2.0000%, 2.8350%, 12/13/48‡	3,767,177	AUD	2,619,461
Pepper I-Prime 2018-1 Trust,
30 Day Australian Bank Bill Rate + 1.6500%, 2.5083%, 11/23/49‡	8,200,000	AUD	5,746,596
Pepper Residential Securities Trust NO 18,
30 Day Australian Bank Bill Rate + 2.1000%, 2.9350%, 8/12/58‡	1,596,693	AUD	1,118,874
RedZed Trust Series 2018-1,
30 Day Australian Bank Bill Rate + 2.4000%, 3.2350%, 3/9/50‡	8,200,000	AUD	5,796,019
RESIMAC Bastille Trust Series 2017-1NC,
30 Day Australian Bank Bill Rate + 1.8500%, 2.6850%, 12/8/58‡	263,673	AUD	186,215
TORRENS Series 2014-2 Trust,
30 Day Australian Bank Bill Rate + 1.6000%, 2.4350%, 1/12/46‡	2,469,176	AUD	1,745,768
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $38,067,488)			37,573,405
Corporate Bonds – 65.0%
Banking – 28.6%
Australia & New Zealand Banking Group Ltd,
90 Day Australian Bank Bill Rate + 2.7000%, 3.6017%, 5/17/26‡	3,000,000	AUD	2,151,269
Australia & New Zealand Banking Group Ltd,
AUD SWAP 5 YR + 1.8500%, 4.7500%, 5/13/27‡	2,000,000	AUD	1,468,216
Bendigo & Adelaide Bank Ltd,
90 Day Australian Bank Bill Rate + 2.4500%, 3.3350%, 11/30/28‡	2,500,000	AUD	1,802,617
Commonwealth Bank of Australia,
90 Day Australian Bank Bill Rate + 2.6500%, 3.5360%, 6/3/26‡	3,100,000	AUD	2,224,312
Commonwealth Bank of Australia,
ICE LIBOR USD 3 Month + 2.0940%, 3.3750%, 10/20/26‡	$1,000,000		1,009,852
Credit Union Australia Ltd,
90 Day Australian Bank Bill Rate + 1.2300%, 2.1304%, 3/4/22‡	900,000	AUD	635,969
DBS Group Holdings Ltd,
90 Day Australian Bank Bill Rate + 1.5800%, 2.4750%, 3/16/28‡	1,300,000	AUD	912,589
Horse Gallop Finance Ltd,
ICE LIBOR USD 3 Month + 1.1800%, 3.1405%, 6/28/21‡	2,537,000		2,544,254
Lloyds Banking Group PLC, 3.9000%, 11/23/23	4,000,000	AUD	2,942,872
Macquarie Group Ltd,
90 Day Australian Bank Bill Rate + 1.1500%, 2.0450%, 12/15/22‡	3,460,000	AUD	2,434,084
National Australia Bank Ltd,
90 Day Australian Bank Bill Rate + 1.8500%, 3.0334%, 3/26/25‡	950,000	AUD	668,022
National Australia Bank Ltd,
90 Day Australian Bank Bill Rate + 2.4000%, 3.3221%, 9/21/26‡	568,000	AUD	407,534
National Australia Bank Ltd, AUD SWAP 5 YR + 2.4000%, 4.0000%, 9/21/26‡	2,743,000	AUD	1,980,114
Oversea-Chinese Banking Corp Ltd, 4.2500%, 6/19/24	2,000,000		2,126,191
Shinhan Financial Group Co Ltd,
US Treasury Yield Curve Rate + 1.5000%, 3.3400%, 2/5/30 (144A)‡	1,300,000		1,316,730
Westpac Banking Corp, AUD SWAP 5 YR + 1.9500%, 4.5000%, 3/11/27‡	3,810,000	AUD	2,776,112
Westpac Banking Corp, AUD SWAP 5 YR + 2.6500%, 4.8000%, 6/14/28‡	2,724,000	AUD	2,025,609
			29,426,346

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Absolute Return Income Opportunities Fund

Schedule of Investments (unaudited)

December 31, 2019

Principal or Contract Amounts			Value
Corporate Bonds – (continued)
Consumer Cyclical – 8.0%
General Motors Financial Co Inc,
ICE LIBOR USD 3 Month + 0.8500%, 2.8620%, 4/9/21‡	$1,610,000		$1,613,165
Hyundai Capital America, ICE LIBOR USD 3 Month + 0.9400%, 2.9670%, 7/8/21‡	2,850,000		2,855,949
Volkswagen Financial Services Australia Pty Ltd, 3.3000%, 2/28/22	5,190,000	AUD	3,743,154
			8,212,268
Electric – 4.4%
AusNet Services Holdings Pty Ltd, 5.3750%, 7/2/24	2,100,000	AUD	1,657,995
ETSA Utilities Finance Pty Ltd,
90 Day Australian Bank Bill Rate + 1.0200%, 1.9050%, 8/29/22‡	1,050,000	AUD	738,352
NRG Energy Inc, 3.7500%, 6/15/24 (144A)	2,100,000		2,169,694
			4,566,041
Financial Institutions – 4.1%
Liberty Financial Pty Ltd, 5.1000%, 6/1/20	3,500,000	AUD	2,479,782
Liberty Financial Pty Ltd, 5.1000%, 4/9/21	2,350,000	AUD	1,694,152
			4,173,934
Government Sponsored – 11.7%
Bank of China Ltd/London, ICE LIBOR USD 3 Month + 0.7300%, 2.6150%, 6/7/21‡	1,100,000		1,101,098
Bank of China Ltd/Macau,
ICE LIBOR USD 3 Month + 0.7500%, 2.8859%, 11/20/21‡	1,150,000		1,151,149
Bluestar Finance Holdings Ltd, 3.3750%, 7/16/24	1,500,000		1,521,102
CNOOC Curtis Funding No 1 Pty Ltd, 4.5000%, 10/3/23	3,250,000		3,479,794
ICBCIL Finance Co Ltd, 3.6500%, 3/5/22	800,000		814,934
SGSP Australia Assets Pty Ltd, 3.3000%, 4/9/23	800,000		820,743
Sinopec Capital 2013 Ltd, 3.1250%, 4/24/23	3,130,000		3,185,583
			12,074,403
Industrial – 0.8%
Downer Group Finance Pty Ltd, 3.7000%, 4/29/26	1,100,000	AUD	806,628
Real Estate Investment Trusts (REITs) – 2.5%
CMT MTN Pte Ltd, 3.6090%, 4/4/29	1,050,000		1,092,619
Vicinity Centres Trust, 4.0000%, 4/26/27	1,950,000	AUD	1,470,938
			2,563,557
Real Estate Management & Development – 0.6%
QIC Finance Shopping Center Fund Pty Ltd,
90 Day Australian Bank Bill Rate + 1.2700%, 2.1644%, 8/15/25‡	880,000	AUD	620,372
Supranational – 0.4%
Inter-American Development Bank, 5.5000%, 8/23/21	33,100,000	INR	456,773
Transportation – 3.9%
Sydney Airport Finance Co Pty Ltd, 3.9000%, 3/22/23 (144A)	100,000		104,804
Sydney Airport Finance Co Pty Ltd, 3.6250%, 4/28/26 (144A)	3,700,000		3,874,323
			3,979,127
Total Corporate Bonds (cost $65,747,464)			66,879,449
Exchange-Traded Purchased Options – Puts – 0%
FVH0 COMDTY future,
Notional amount $17,031, premiums paid $32,737, unrealized depreciation $(15,706), exercise price $118.00, expires 1/24/20* (premiums paid $32,737)	218		17,031
OTC Purchased Options – Calls – 0%
Counterparty/Reference Asset
Citibank:
EUR Currency,
Notional amount $9,235,000, premiums paid $249,945, unrealized depreciation $(245,318), exercise price $1.17, expires 2/26/20* (premiums paid $249,945)	9,235,000		4,627

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	DECEMBER 31, 2019

Janus Henderson Absolute Return Income Opportunities Fund

Schedule of Investments (unaudited)

December 31, 2019

Principal or Contract Amounts		Value
OTC Purchased Options – Puts – 0.4%
Counterparty/Reference Asset
Citibank:
EUR Currency,
Notional amount $9,235,000, premiums paid $248,468, unrealized appreciation $206,014, exercise price $1.17, expires 2/26/20* (premiums paid $248,468)	9,235,000	$454,482
Total Investments (total cost $104,346,102) – 101.9%		104,928,994
Liabilities, net of Cash, Receivables and Other Assets – (1.9)%		(1,977,023)
Net Assets – 100%		$102,951,971

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
Australia	$71,425,204	68.1%
China	13,797,914	13.1
United States	7,112,612	6.8
Singapore	4,131,399	3.9
Germany	3,743,154	3.6
United Kingdom	3,401,981	3.2
South Korea	1,316,730	1.3

Total	$104,928,994	100.0%

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America, National Association:
Australian Dollar	2/28/20	700,000	$(481,517)	10,292
Credit Suisse International:
Australian Dollar	1/21/20	(1,675,000)	1,148,958	(26,793)
JPMorgan Chase Bank, National Association:
Australian Dollar	2/28/20	1,600,000	(1,121,800)	2,333
Euro	1/6/20	(1,050,000)	1,166,760	(11,162)

				(8,829)
Morgan Stanley & Co
Australian Dollar	2/28/20	(106,000,000)	72,113,390	(2,360,443)
Total				$(2,385,773)

Schedule of Futures

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Absolute Return Income Opportunities Fund

Schedule of Investments (unaudited)

December 31, 2019

Description	Number of Contracts	Expiration Date	Value and Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)
Futures Purchased:
3-Year Australian Bond	64	3/16/20	$5,164,403	$(34,311)	$(5,775)
5-Year US Treasury Note	65	3/31/20	7,709,609	(28,945)	(1,523)
Total				$(63,256)	$(7,298)

The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of December 31, 2019.

Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of December 31, 2019

	Currency Contracts	Interest Rate Contracts	Total
Asset Derivatives:
Forward foreign currency exchange contracts	$ 12,625	$ -	$ 12,625
Purchased options, at value	459,109	17,031	476,140

Total Asset Derivatives	$ 471,734	$ 17,031	$ 488,765

Liability Derivatives:
Forward foreign currency exchange contracts	$2,398,398	$ -	$2,398,398
Variation margin payable	-	7,298	7,298

Total Liability Derivatives	$2,398,398	$ 7,298	$2,405,696

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

10	DECEMBER 31, 2019

Janus Henderson Absolute Return Income Opportunities Fund

Schedule of Investments (unaudited)

December 31, 2019

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended December 31, 2019.

The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended December 31, 2019

Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Currency Contracts	Interest Rate Contracts	Total
Futures contracts	$ -	$ (28,689)	$ (28,689)
Forward foreign currency exchange contracts	2,440,259	-	2,440,259
Purchased options contracts	-	(140,141)	(140,141)
Swap contracts	-	(95,889)	(95,889)
Written options contracts	-	(106,280)	(106,280)

Total	$ 2,440,259	$ (370,999)	$ 2,069,260

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Currency Contracts	Interest Rate Contracts	Total
Futures contracts	$ -	$ (90,264)	$ (90,264)
Forward foreign currency exchange contracts	(1,688,724)	-	(1,688,724)
Purchased options contracts	22,377	(15,706)	6,671
Swap contracts	-	(55,503)	(55,503)

Total	$(1,666,347)	$ (161,473)	$(1,827,820)

Please see the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation" sections of the Fund’s Statement of Operations.

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended December 31, 2019

Market Value(a)
Forward foreign currency exchange contracts, purchased	$ 3,751,553
Forward foreign currency exchange contracts, sold	91,703,641
Futures contracts, purchased	16,713,358
Interest rate swaps, pay fixed rate/receive floating rate	(180,935)
Interest rate swaps, receive fixed rate/pay floating rate	181,910
Purchased options contracts, call	36,869
Purchased options contracts, put	308,809
Written options contracts, call	16,031
Written options contracts, put	222,290

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount purchased or sold.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson Absolute Return Income Opportunities Fund

Notes to Schedule of Investments and Other Information (unaudited)

FTSE 3-Month U.S. Treasury Bill Index	FTSE 3-Month U.S. Treasury Bill Index tracks the performance of short-term U.S. government debt securities.
London Interbank Offered Rate (LIBOR)	LIBOR (London Interbank Offered Rate) is a short-term interest rate that banks offer one another and generally represents current cash rates.

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2019 is $7,465,551, which represents 7.3% of net assets.

*	Non-income producing security.

‡

Variable or floating rate security. Rate shown is the current rate as of December 31, 2019. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

12	DECEMBER 31, 2019

Janus Henderson Absolute Return Income Opportunities Fund

Notes to Schedule of Investments and Other Information (unaudited)

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2019. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$37,573,405	$-
Corporate Bonds	-	66,879,449	-
Exchange-Traded Purchased Options – Puts	17,031	-	-
OTC Purchased Options – Calls	-	4,627	-
OTC Purchased Options – Puts	-	454,482	-
Total Investments in Securities	$17,031	$104,911,963	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	12,625	-
Total Assets	$17,031	$104,924,588	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$2,398,398	$-
Variation Margin Payable	7,298	-	-
Total Liabilities	$7,298	$2,398,398	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Janus Investment Fund	13

Janus Henderson Absolute Return Income Opportunities Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2019

See footnotes at the end of the Statement.

Assets:
Investments, at value(1)	$104,452,854
Purchased options, at value(2)	476,140
Cash	894,969
Deposits with brokers for futures	40,000
Forward foreign currency exchange contracts	12,625
Cash denominated in foreign currency(3)	138,254
Non-interested Trustees' deferred compensation	2,652
Receivables:
Interest	647,111
Fund shares sold	42,640
Other assets	1,974
Total Assets	106,709,219
Liabilities:
Forward foreign currency exchange contracts	2,398,398
Variation margin payable	7,298
Payables:	—
Fund shares repurchased	998,013
Professional fees	69,472
Dividends	68,927
Advisory fees	50,273
Transfer agent fees and expenses	19,598
12b-1 Distribution and shareholder servicing fees	18,547
Custodian fees	5,071
Non-interested Trustees' deferred compensation fees	2,652
Investments purchased	921
Affiliated fund administration fees payable	246
Non-interested Trustees' fees and expenses	196
Accrued expenses and other payables	117,636
Total Liabilities	3,757,248
Net Assets	$102,951,971

See Notes to Financial Statements.

14	DECEMBER 31, 2019

Janus Henderson Absolute Return Income Opportunities Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2019

Net Assets Consist of:
Capital (par value and paid-in surplus)	$283,758,626
Total distributable earnings (loss)	(180,806,655)
Total Net Assets	$102,951,971
Net Assets - Class A Shares	$16,187,499
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,808,795
Net Asset Value Per Share(4)	$8.95
Maximum Offering Price Per Share(5)	$9.40
Net Assets - Class C Shares	$14,692,168
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,644,900
Net Asset Value Per Share(4)	$8.93
Net Assets - Class D Shares	$9,161,868
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,024,240
Net Asset Value Per Share	$8.95
Net Assets - Class I Shares	$40,616,655
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	4,581,636
Net Asset Value Per Share	$8.87
Net Assets - Class N Shares	$2,335,548
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	261,648
Net Asset Value Per Share	$8.93
Net Assets - Class R Shares	$922,564
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	103,134
Net Asset Value Per Share	$8.95
Net Assets - Class S Shares	$143,908
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	16,145
Net Asset Value Per Share	$8.91
Net Assets - Class T Shares	$18,891,761
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,115,816
Net Asset Value Per Share	$8.93

(1) Includes cost of $103,814,952.

(2) Premiums paid of $531,150.

(3) Includes cost of $138,254.

(4) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

(5) Maximum offering price is computed at 100/95.25 of net asset value.

See Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson Absolute Return Income Opportunities Fund

Statement of Operations (unaudited)

For the period ended December 31, 2019

Investment Income:
Interest	$1,878,900
Other income	21,254
Total Investment Income	1,900,154
Expenses:
Advisory fees	407,726
12b-1 Distribution and shareholder servicing fees:
Class A Shares	30,877
Class C Shares	74,976
Class R Shares	2,333
Class S Shares	195
Transfer agent administrative fees and expenses:
Class D Shares	5,628
Class R Shares	1,166
Class S Shares	195
Class T Shares	26,853
Transfer agent networking and omnibus fees:
Class A Shares	4,671
Class C Shares	6,000
Class I Shares	11,504
Other transfer agent fees and expenses:
Class A Shares	1,045
Class C Shares	681
Class D Shares	1,215
Class I Shares	1,163
Class N Shares	54
Class R Shares	12
Class S Shares	5
Class T Shares	281
Professional fees	44,055
Non-affiliated fund administration fees	40,844
Shareholder reports expense	39,480
Registration fees	31,623
Custodian fees	9,213
Affiliated fund administration fees	1,567
Non-interested Trustees’ fees and expenses	838
Other expenses	11,790
Total Expenses	755,990
Less: Excess Expense Reimbursement and Waivers	(148,968)
Net Expenses	607,022
Net Investment Income/(Loss)	1,293,132

See Notes to Financial Statements.

16	DECEMBER 31, 2019

Janus Henderson Absolute Return Income Opportunities Fund

Statement of Operations (unaudited)

For the period ended December 31, 2019

Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$547,020
Purchased options contracts	(140,141)
Forward foreign currency exchange contracts	2,440,259
Futures contracts	(28,689)
Swap contracts	(95,889)
Written options contracts	(106,280)
Total Net Realized Gain/(Loss) on Investments	2,616,280
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and non-interested Trustees’ deferred compensation	114,040
Purchased options contracts	6,671
Forward foreign currency exchange contracts	(1,688,724)
Futures contracts	(90,264)
Swap contracts	(55,503)
Total Change in Unrealized Net Appreciation/Depreciation	(1,713,780)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$2,195,632

See Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Absolute Return Income Opportunities Fund

Statements of Changes in Net Assets

	Period ended December 31, 2019 (unaudited)	Year ended June 30, 2019

Operations:
Net investment income/(loss)	$1,293,132	$19,827,441
Net realized gain/(loss) on investments	2,616,280	(13,313,382)
Change in unrealized net appreciation/depreciation	(1,713,780)	14,918,915
Net Increase/(Decrease) in Net Assets Resulting from Operations	2,195,632	21,432,974
Dividends and Distributions to Shareholders
Class A Shares	(399,708)	(1,386,506)
Class C Shares	(243,270)	(759,779)
Class D Shares	(182,283)	(352,346)
Class I Shares	(924,470)	(24,148,587)
Class N Shares	(48,245)	(252,144)
Class R Shares	(15,279)	(26,111)
Class S Shares	(2,661)	(37,461)
Class T Shares	(391,650)	(1,721,295)
Net Decrease from Dividends and Distributions to Shareholders	(2,207,566)	(28,684,229)
Capital Share Transactions:
Class A Shares	(9,287,527)	(36,694,149)
Class C Shares	(4,323,895)	(27,005,160)
Class D Shares	(285,929)	(3,122,304)
Class I Shares	(16,825,838)	(1,102,440,602)
Class N Shares	(117,856)	(75,336,326)
Class R Shares	(28,178)	(15,119)
Class S Shares	(15,568)	(1,373,731)
Class T Shares	(5,042,240)	(86,843,462)
Net Increase/(Decrease) from Capital Share Transactions	(35,927,031)	(1,332,830,853)
Net Increase/(Decrease) in Net Assets	(35,938,965)	(1,340,082,108)
Net Assets:
Beginning of period	138,890,936	1,478,973,044
End of period	$102,951,971	$138,890,936

See Notes to Financial Statements.

18	DECEMBER 31, 2019

Janus Henderson Absolute Return Income Opportunities Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$8.93	$8.88	$9.64	$9.70	$9.71	$10.01
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.09	0.18	0.14	0.19	0.18	0.09
Net realized and unrealized gain/(loss)	0.10	0.16	(0.70)	0.14	0.06	(0.27)
Total from Investment Operations	0.19	0.34	(0.56)	0.33	0.24	(0.18)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.17)	(0.29)	(0.20)	(0.38)	(0.13)	(0.07)
Return of capital	—	—	—	(0.01)	(0.12)	(0.05)
Total Dividends and Distributions	(0.17)	(0.29)	(0.20)	(0.39)	(0.25)	(0.12)
Net Asset Value, End of Period	$8.95	$8.93	$8.88	$9.64	$9.70	$9.71
Total Return*	2.14%	3.85%	(5.91)%	3.51%	2.54%	(1.86)%
Net Assets, End of Period (in thousands)	$16,187	$25,377	$62,043	$123,769	$85,242	$82,298
Average Net Assets for the Period (in thousands)	$24,500	$42,125	$107,328	$103,307	$81,615	$44,607
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.22%	1.03%	1.00%	1.01%	1.01%	1.07%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.00%	0.99%	1.00%	1.01%	1.01%	1.07%
Ratio of Net Investment Income/(Loss)	2.04%	2.01%	1.43%	1.94%	1.90%	0.93%
Portfolio Turnover Rate	6%	170%	119%	145%	149%	107%

Class C Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$8.92	$8.88	$9.63	$9.69	$9.69	$10.01
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.06	0.11	0.07	0.12	0.11	0.02
Net realized and unrealized gain/(loss)	0.09	0.15	(0.69)	0.14	0.07	(0.28)
Total from Investment Operations	0.15	0.26	(0.62)	0.26	0.18	(0.26)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.14)	(0.22)	(0.13)	(0.31)	(0.09)	(0.03)
Return of capital	—	—	—	(0.01)	(0.09)	(0.03)
Total Dividends and Distributions	(0.14)	(0.22)	(0.13)	(0.32)	(0.18)	(0.06)
Net Asset Value, End of Period	$8.93	$8.92	$8.88	$9.63	$9.69	$9.69
Total Return*	1.68%	2.96%	(6.49)%	2.75%	1.87%	(2.59)%
Net Assets, End of Period (in thousands)	$14,692	$18,983	$45,990	$60,913	$45,452	$51,993
Average Net Assets for the Period (in thousands)	$16,633	$30,267	$58,477	$54,205	$45,549	$26,045
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.91%	1.81%	1.72%	1.75%	1.76%	1.80%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.68%	1.76%	1.72%	1.75%	1.76%	1.80%
Ratio of Net Investment Income/(Loss)	1.36%	1.22%	0.69%	1.22%	1.12%	0.23%
Portfolio Turnover Rate	6%	170%	119%	145%	149%	107%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson Absolute Return Income Opportunities Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$8.94	$8.89	$9.64	$9.70	$9.71	$10.01
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.10	0.17	0.14	0.19	0.18	0.10
Net realized and unrealized gain/(loss)	0.09	0.17	(0.68)	0.15	0.06	(0.27)
Total from Investment Operations	0.19	0.34	(0.54)	0.34	0.24	(0.17)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.18)	(0.29)	(0.21)	(0.39)	(0.13)	(0.08)
Return of capital	—	—	—	(0.01)	(0.12)	(0.05)
Total Dividends and Distributions	(0.18)	(0.29)	(0.21)	(0.40)	(0.25)	(0.13)
Net Asset Value, End of Period	$8.95	$8.94	$8.89	$9.64	$9.70	$9.71
Total Return*	2.10%	3.95%	(5.73)%	3.55%	2.53%	(1.68)%
Net Assets, End of Period (in thousands)	$9,162	$9,437	$12,526	$16,621	$14,162	$13,269
Average Net Assets for the Period (in thousands)	$9,365	$10,576	$15,676	$15,427	$13,166	$7,698
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.21%	1.04%	0.92%	0.97%	1.01%	1.14%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.85%	0.90%	0.92%	0.97%	1.01%	1.01%
Ratio of Net Investment Income/(Loss)	2.20%	1.91%	1.50%	2.01%	1.92%	0.98%
Portfolio Turnover Rate	6%	170%	119%	145%	149%	107%

Class I Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$8.92	$8.88	$9.64	$9.70	$9.70	$10.01
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.10	0.23	0.16	0.21	0.21	0.12
Net realized and unrealized gain/(loss)	0.03	0.12	(0.69)	0.15	0.07	(0.28)
Total from Investment Operations	0.13	0.35	(0.53)	0.36	0.28	(0.16)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.18)	(0.31)	(0.23)	(0.41)	(0.15)	(0.09)
Return of capital	—	—	—	(0.01)	(0.13)	(0.06)
Total Dividends and Distributions	(0.18)	(0.31)	(0.23)	(0.42)	(0.28)	(0.15)
Net Asset Value, End of Period	$8.87	$8.92	$8.88	$9.64	$9.70	$9.70
Total Return*	1.46%	3.99%	(5.67)%	3.79%	2.90%	(1.56)%
Net Assets, End of Period (in thousands)	$40,617	$57,628	$1,166,188	$1,685,309	$1,168,251	$1,104,105
Average Net Assets for the Period (in thousands)	$48,940	$652,474	$1,704,727	$1,409,826	$1,035,919	$731,773
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.97%	0.76%	0.75%	0.74%	0.75%	0.76%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.76%	0.74%	0.75%	0.74%	0.75%	0.76%
Ratio of Net Investment Income/(Loss)	2.28%	2.61%	1.67%	2.22%	2.15%	1.26%
Portfolio Turnover Rate	6%	170%	119%	145%	149%	107%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

20	DECEMBER 31, 2019

Janus Henderson Absolute Return Income Opportunities Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$8.93	$8.89	$9.64	$9.70	$9.70	$10.01
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.11	0.27	0.16	0.22	0.21	0.12
Net realized and unrealized gain/(loss)	0.07	0.08	(0.68)	0.14	0.07	(0.28)
Total from Investment Operations	0.18	0.35	(0.52)	0.36	0.28	(0.16)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.18)	(0.31)	(0.23)	(0.41)	(0.15)	(0.09)
Return of capital	—	—	—	(0.01)	(0.13)	(0.06)
Total Dividends and Distributions	(0.18)	(0.31)	(0.23)	(0.42)	(0.28)	(0.15)
Net Asset Value, End of Period	$8.93	$8.93	$8.89	$9.64	$9.70	$9.70
Total Return*	2.06%	4.00%	(5.51)%	3.82%	2.93%	(1.58)%
Net Assets, End of Period (in thousands)	$2,336	$2,454	$78,752	$5,444	$3,967	$3,099
Average Net Assets for the Period (in thousands)	$2,393	$7,437	$31,271	$5,122	$3,265	$1,667
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.04%	0.62%	0.66%	0.71%	0.73%	0.77%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.71%	0.57%	0.66%	0.71%	0.73%	0.77%
Ratio of Net Investment Income/(Loss)	2.34%	2.79%	1.80%	2.25%	2.22%	1.22%
Portfolio Turnover Rate	6%	170%	119%	145%	149%	107%

Class R Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year or period ended June 30	2019	2019	2018	2017	2016	2015(2)
Net Asset Value, Beginning of Period	$8.94	$8.89	$9.64	$9.70	$9.70	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.07	0.11	0.09	0.14	0.15	0.03
Net realized and unrealized gain/(loss)	0.09	0.18	(0.69)	0.15	0.06	(0.26)
Total from Investment Operations	0.16	0.29	(0.60)	0.29	0.21	(0.23)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.15)	(0.24)	(0.15)	(0.34)	(0.11)	(0.04)
Return of capital	—	—	—	(0.01)	(0.10)	(0.03)
Total Dividends and Distributions	(0.15)	(0.24)	(0.15)	(0.35)	(0.21)	(0.07)
Net Asset Value, End of Period	$8.95	$8.94	$8.89	$9.64	$9.70	$9.70
Total Return*	1.79%	3.37%	(6.28)%	3.05%	2.15%	(2.31)%
Net Assets, End of Period (in thousands)	$923	$950	$959	$551	$211	$50
Average Net Assets for the Period (in thousands)	$923	$949	$836	$343	$162	$50
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.99%	1.80%	1.52%	1.47%	1.46%	1.49%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.46%	1.46%	1.52%	1.47%	1.46%	1.49%
Ratio of Net Investment Income/(Loss)	1.59%	1.27%	0.91%	1.42%	1.56%	0.71%
Portfolio Turnover Rate	6%	170%	119%	145%	149%	107%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Period from February 6, 2015 (inception date) through June 30, 2015.

See Notes to Financial Statements.

Janus Investment Fund	21

Janus Henderson Absolute Return Income Opportunities Fund

Financial Highlights

Class S Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$8.94	$8.89	$9.63	$9.70	$9.70	$10.01
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.08	0.18	0.11	0.17	0.17	0.07
Net realized and unrealized gain/(loss)	0.05	0.13	(0.69)	0.14	0.07	(0.28)
Total from Investment Operations	0.13	0.31	(0.58)	0.31	0.24	(0.21)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.16)	(0.26)	(0.16)	(0.37)	(0.13)	(0.06)
Return of capital	—	—	—	(0.01)	(0.11)	(0.04)
Total Dividends and Distributions	(0.16)	(0.26)	(0.16)	(0.38)	(0.24)	(0.10)
Net Asset Value, End of Period	$8.91	$8.94	$8.89	$9.63	$9.70	$9.70
Total Return*	1.47%	3.58%	(6.08)%	3.24%	2.51%	(2.13)%
Net Assets, End of Period (in thousands)	$144	$160	$1,500	$1,071	$541	$487
Average Net Assets for the Period (in thousands)	$154	$1,251	$949	$716	$463	$288
Ratios to Average Net Assets**:
Ratio of Gross Expenses	3.37%	1.48%	1.26%	1.21%	1.23%	1.36%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.19%	1.29%	1.22%	1.17%	1.14%	1.36%
Ratio of Net Investment Income/(Loss)	1.85%	1.97%	1.17%	1.75%	1.79%	0.71%
Portfolio Turnover Rate	6%	170%	119%	145%	149%	107%

Class T Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$8.92	$8.88	$9.63	$9.69	$9.70	$10.01
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.10	0.19	0.14	0.19	0.18	0.10
Net realized and unrealized gain/(loss)	0.08	0.14	(0.68)	0.15	0.07	(0.28)
Total from Investment Operations	0.18	0.33	(0.54)	0.34	0.25	(0.18)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.17)	(0.29)	(0.21)	(0.39)	(0.14)	(0.08)
Return of capital	—	—	—	(0.01)	(0.12)	(0.05)
Total Dividends and Distributions	(0.17)	(0.29)	(0.21)	(0.40)	(0.26)	(0.13)
Net Asset Value, End of Period	$8.93	$8.92	$8.88	$9.63	$9.69	$9.70
Total Return*	2.06%	3.78%	(5.73)%	3.58%	2.60%	(1.80)%
Net Assets, End of Period (in thousands)	$18,892	$23,902	$111,015	$217,138	$164,055	$195,190
Average Net Assets for the Period (in thousands)	$21,298	$51,775	$193,808	$193,689	$173,502	$118,182
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.18%	0.98%	0.93%	0.95%	0.98%	1.01%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.94%	0.93%	0.92%	0.94%	0.94%	1.01%
Ratio of Net Investment Income/(Loss)	2.11%	2.13%	1.49%	2.02%	1.92%	0.99%
Portfolio Turnover Rate	6%	170%	119%	145%	149%	107%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

22	DECEMBER 31, 2019

Janus Henderson Absolute Return Income Opportunities Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Absolute Return Income Opportunities Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 47 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks to maximize total return, consistent with preservation of capital. The Fund is classified as diversified, as defined in the 1940 Act.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares. Class D Shares are closed to certain new investors.

Shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with accounting principles generally accepted in the United States of America).

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Funds have adopted an auto-conversion policy pursuant to which Class C Shares that have been held for ten years will be automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the tenth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund will rely on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares. Please contact your financial intermediary for additional information.

Class D Shares are generally no longer being made available to new investors who do not already have a direct account with the Janus Henderson funds. Class D Shares are available only to investors who hold accounts directly with the Janus Henderson funds, to immediate family members or members of the same household of an eligible individual investor, and to existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, Janus Capital Management LLC (“Janus Capital”), or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Distributors LLC dba Janus Henderson

Janus Investment Fund	23

Janus Henderson Absolute Return Income Opportunities Fund

Notes to Financial Statements (unaudited)

Distributors (“Janus Henderson Distributors”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on

24	DECEMBER 31, 2019

Janus Henderson Absolute Return Income Opportunities Fund

Notes to Financial Statements (unaudited)

an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Janus Investment Fund	25

Janus Henderson Absolute Return Income Opportunities Fund

Notes to Financial Statements (unaudited)

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

Dividends are declared daily and distributed monthly for the Fund. Realized capital gains, if any, are declared and distributed in December. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or the Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended December 31, 2019 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the

26	DECEMBER 31, 2019

Janus Henderson Absolute Return Income Opportunities Fund

Notes to Financial Statements (unaudited)

securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital's ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign

Janus Investment Fund	27

Janus Henderson Absolute Return Income Opportunities Fund

Notes to Financial Statements (unaudited)

currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).

During the period, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

Futures Contracts

A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Fund is subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts on commodities are valued at the settlement price on valuation date on the commodities exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. In the event that foreign futures trade when the foreign equity markets are closed, the last foreign futures trade price shall be used. Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract. Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund’s futures commission merchant.

With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

During the period, the Fund purchased interest rate futures to increase exposure to interest rate risk.

Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price on or before a specified date. The purchaser pays a premium to the seller for this right. The seller has the corresponding obligation to sell or buy a financial instrument if the purchaser (owner) "exercises" the option. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid. Upon expiration, or closing of the option transaction, a realized gain or loss is reported on the Statement of Operations (if applicable). The difference between the premium paid/received and the market value of the option is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported on the Statement of Operations (if applicable). Option contracts are typically valued using an approved

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Janus Henderson Absolute Return Income Opportunities Fund

Notes to Financial Statements (unaudited)

vendor’s option valuation model. To the extent reliable market quotations are available, option contracts are valued using market quotations. In cases when an approved vendor cannot provide coverage for an option and there is no reliable market quotation, a broker quotation or an internal valuation using the Black-Scholes model, the Cox-Rubinstein Binomial Option Pricing Model, or other appropriate option pricing model is used. Certain options contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities as “Variation margin receivable” or “Variation margin payable” (if applicable).

The Fund may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Fund generally invests in options to hedge against adverse movements in the value of portfolio holdings. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund’s hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. The Fund may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing its investment objective through its investments in options contracts.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Fund to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

The Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. The Fund may purchase call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund. The risk in buying options is that the Fund pays a premium whether or not the options are exercised. Options purchased are reported in the Schedule of Investments (if applicable).

During the period, the Fund purchased put options on bond futures in order to reduce interest rate risk exposure where reducing this exposure via other markets such as the cash bond market was less attractive.

During the period, the Fund purchased call options on foreign exchange rates vs. the U.S. dollar in order to increase foreign currency exposure and reduce U.S. dollar exposure where increasing this exposure via the options market was most attractive.

During the period, the Fund purchased put options on foreign exchange rates vs. the U.S. dollar in order to decrease foreign currency exposure and increase U.S. dollar exposure where decreasing this exposure via the options market was most attractive.

In writing an option, the Fund bears the risk of an unfavorable change in the price of the security underlying the written option. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. Options written are reported as a liability on the Statement of Assets and Liabilities as “Options written, at value” (if applicable). The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Fund pays a premium whether or not the options are exercised. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

During the period, the Fund wrote call options on bond futures in order to reduce interest rate risk where reducing this exposure via other markets such as the cash bond market was less attractive.

During the period, the Fund wrote put options on foreign exchange rates vs. the U.S. dollar in order to increase currency risk where increasing this exposure via the foreign exchange forward markets was less attractive.

There were no written options held at December 31, 2019.

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Janus Henderson Absolute Return Income Opportunities Fund

Notes to Financial Statements (unaudited)

Swaps

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.

Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.

Index swaps, interest rate swaps, and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades. The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Fund’s Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).

The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

The Fund’s use of interest rate swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal. Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Interest rate swaps may result in potential losses if interest rates do not move as expected or if the counterparties are unable to satisfy their obligations. Interest rate swaps are generally entered into on a net basis. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make.

During the period, the Fund entered into interest rate swaps paying a fixed interest rate and receiving a floating interest rate in order to decrease interest rate risk (duration) exposure. As interest rates rise, the Fund benefits by receiving a higher expected future floating rate, while paying a fixed rate that has not increased.

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Janus Henderson Absolute Return Income Opportunities Fund

Notes to Financial Statements (unaudited)

During the period, the Fund entered into interest rate swaps paying a floating interest rate and receiving a fixed interest rate in order to increase interest rate risk (duration) exposure. As interest rates fall, the Fund benefits by paying a lower future floating rate, while receiving a fixed rate that has not decreased.

There were no interest rate swaps held at December 31, 2019.

3. Other Investments and Strategies

Additional Investment Risk

The Fund may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer.

In the aftermath of the 2007-2008 financial crisis, the financial sector experienced reduced liquidity in credit and other fixed-income markets, and an unusually high degree of volatility, both domestically and internationally. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. For example, the enactment of the Dodd-Frank Act in 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, over-the-counter derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (commonly known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will conclude, or how financial markets will react.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Geographic Investment Risk

To the extent the Fund invests a significant portion of its assets in a particular country or geographic region, the Fund will generally have more exposure to certain risks due to possible political, economic, social, or regulatory events in that country or region. Adverse developments in certain regions could also adversely affect securities of other countries whose economies appear to be unrelated and could have a negative impact on the Fund’s performance.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

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Janus Henderson Absolute Return Income Opportunities Fund

Notes to Financial Statements (unaudited)

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Market Investing

Within the parameters of its specific investment policies, the Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance.

Mortgage- and Asset-Backed Securities

Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed by the full faith and credit of the U.S. Government, which means that the U.S. Government guarantees that the interest and principal will be paid when due. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases, and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.

The Fund may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed

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Janus Henderson Absolute Return Income Opportunities Fund

Notes to Financial Statements (unaudited)

securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.

The following tables present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of December 31, 2019” table located in the Fund’s Schedule of Investments.

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

Bank of America, National Association	$10,292	$—	$—	$10,292
Citibank	459,109	—	—	459,109
JPMorgan Chase Bank, National Association	2,333	(2,333)	—	—

Total	$471,734	$(2,333)	$—	$469,401
Offsetting of Financial Liabilities and Derivative Liabilities

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Liabilities	or Liability(a)	Pledged(b)	Net Amount

Credit Suisse International	$26,793	$—	$—	$26,793
JPMorgan Chase Bank, National Association	11,162	(2,333)	—	8,829
Morgan Stanley & Co	2,360,443	—	—	2,360,443

Total	$2,398,398	$(2,333)	$—	$2,396,065
(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

The Fund generally does not exchange collateral on its forward foreign currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s

Janus Investment Fund	33

Janus Henderson Absolute Return Income Opportunities Fund

Notes to Financial Statements (unaudited)

custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract's obligation value.

The Fund may require the counterparty to pledge securities as collateral daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized gain on OTC derivative contracts with a particular counterparty. The Fund may deposit cash as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. The collateral amounts are subject to minimum exposure requirements and initial margin requirements. Collateral amounts are monitored and subsequently adjusted up or down as valuations fluctuate by at least the minimum exposure requirement. Collateral may reduce the risk of loss.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

4. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays Janus Capital Management LLC ("Janus Capital") an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).

Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $1 Billion	0.65
Next $2 Billion	0.62
Over $3 Billion	0.60

The Fund’s actual investment advisory fee rate for the reporting period was 0.65% of average annual net assets before any applicable waivers.

Janus Capital has entered into a personnel-sharing arrangement with its foreign (non-U.S.) affiliate, Kapstream Capital Pty Limited (Australia) ("Kapstream"), pursuant to which certain employees of Kapstream may also serve as employees or as "associated persons" of Janus Capital. In this capacity, employees of Kapstream are subject to the oversight and supervision of Janus Capital and may provide portfolio management, research, and related services to the Fund on behalf of Janus Capital. The responsibilities of both Janus Capital and Kapstream under the participating affiliate arrangement are documented in a memorandum of understanding between the two entities.

Janus Capital has contractually agreed to waive the advisory fee payable by the Fund or reimburse expenses in an amount equal to the amount, if any, that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.63% of the Fund’s average daily net assets. Janus Capital has agreed to continue the waivers until at least October 28, 2020. The previous expense limit (until November 1, 2019) was 0.73%. If applicable, amounts waived and/or reimbursed to the Fund by Janus Capital are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

Janus Services LLC (“Janus Services”), a wholly-owned subsidiary of Janus Capital, is the Fund’s transfer agent. In addition, Janus Services provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Fund. Janus Services is not compensated for its services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

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Janus Henderson Absolute Return Income Opportunities Fund

Notes to Financial Statements (unaudited)

Certain, but not all, intermediaries may charge administrative fees (such as networking and omnibus) to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to Janus Services, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between Janus Services and the Fund, Janus Services may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. Janus Capital and its affiliates benefit from an increase in assets that may result from such relationships. The Funds’ Trustees have set limits on fees that the Funds may incur with respect to administrative fees paid for omnibus or networked accounts. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

Effective July 1, 2019, the Board of Trustees of Janus Investment Fund approved a new administrative fee rate for Class D Shares detailed in the table below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

The Fund’s actual Class D administrative fee rate was 0.12% for the reporting period.

Prior to July 1, 2019, the Fund’s Class D Shares paid an administrative services fee at an annual rate of 0.12% of the average daily net assets of Class D Shares for shareholder services provided by Janus Services. Janus Services provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Janus Services receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares and Class T Shares of the Fund. Janus Services expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. Janus Services or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to Class R Shares, Class S Shares and Class T Shares of the Fund. Janus Services may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R Shares, Class S Shares and Class T Shares. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with Janus Capital. For all share classes, Janus Services also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Janus Services is compensated for its services related to the Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, Janus Henderson Distributors, a wholly-owned subsidiary of Janus Capital, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets, of up to 0.50% of the Class R Shares' average daily net assets and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to Janus Henderson Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder

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Janus Henderson Absolute Return Income Opportunities Fund

Notes to Financial Statements (unaudited)

servicing fees” on the Statement of Operations. Payments under the Plan are not tied exclusively to actual 12b-1 distribution and shareholder service expenses, and the payments may exceed 12b-1 distribution and shareholder service expenses actually incurred. If any of the Fund’s actual 12b-1 distribution and shareholder service expenses incurred during a calendar year are less than the payments made during a calendar year, the Fund will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution and shareholder servicing fees” in the Statement of Operations.

Janus Capital serves as administrator to the Fund pursuant to an administration agreement between Janus Capital and the Trust. Under the administration agreement, Janus Capital is obligated to provide or arrange for the provision of certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). In addition, employees of Janus Capital and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of Janus Capital employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by Janus Capital, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services Janus Capital (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of Janus Capital and/or its affiliates, are shared with the Fund. Total compensation of $230,755 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2019. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2019 on the Statement of Assets and Liabilities in the asset, “Non-interested Trustees’ deferred compensation,” and liability, “Non-interested Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2019 are included in “Non-interested Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $236,725 were paid by the Trust to the Trustees under the Deferred Plan during the period ended December 31, 2019.

Class A Shares include a 4.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between Janus Henderson Distributors and financial intermediaries. During the period ended December 31, 2019, Janus Henderson Distributors retained upfront sales charges of $453 .

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to Janus Henderson Distributors during the period ended December 31, 2019.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended December 31, 2019, redeeming shareholders of Class C Shares paid CDSCs of $55.

The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by Janus Capital in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal

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Janus Henderson Absolute Return Income Opportunities Fund

Notes to Financial Statements (unaudited)

Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended December 31, 2019, the Fund engaged in cross trades amounting to $4,677,227 in purchases and $15,835,302 in sales, resulting in a net realized gain of $25,098. The net realized gain is included within the “Net Realized Gain/(Loss) on Investments” section of the Fund’s Statement of Operations.

5. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Accumulated capital losses noted below represent net capital loss carryovers, as of June 30, 2019, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.

Capital Loss Carryover Schedule
For the year ended June 30, 2019
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(82,609,808)	$(99,561,129)	$ (182,170,937)

Note the capital loss carryforward are subject to limitation. Assuming no additional future limitations, a minimum of $11,422,577 should be available to offset future realized capital gains in fiscal year end June 30, 2020.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2019 are noted below. The primary difference between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 104,739,647	$ 1,200,233	$ (1,010,886)	$ 189,347

Information on the tax components of derivatives as of December 31, 2019 is as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ -	$ 12,625	$ (2,461,654)	$ (2,449,029)

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

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Janus Henderson Absolute Return Income Opportunities Fund

Notes to Financial Statements (unaudited)

6. Capital Share Transactions

	Period ended December 31, 2019		Year ended June 30, 2019
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	77,703	$ 695,267	443,537	$ 3,926,548
Reinvested dividends and distributions	31,552	282,227	120,349	1,066,237
Shares repurchased	(1,141,876)	(10,265,021)	(4,706,934)	(41,686,934)
Net Increase/(Decrease)	(1,032,621)	$ (9,287,527)	(4,143,048)	$ (36,694,149)
Class C Shares:
Shares sold	3,972	$ 35,685	211,405	$ 1,870,027
Reinvested dividends and distributions	24,261	216,835	72,798	644,671
Shares repurchased	(510,638)	(4,576,415)	(3,338,169)	(29,519,858)
Net Increase/(Decrease)	(482,405)	$ (4,323,895)	(3,053,966)	$ (27,005,160)
Class D Shares:
Shares sold	55,664	$ 499,916	54,846	$ 486,968
Reinvested dividends and distributions	18,744	167,830	36,822	326,648
Shares repurchased	(106,335)	(953,675)	(444,987)	(3,935,920)
Net Increase/(Decrease)	(31,927)	$ (285,929)	(353,319)	$ (3,122,304)
Class I Shares:
Shares sold	125,366	$ 1,124,378	3,888,596	$ 34,398,246
Reinvested dividends and distributions	100,988	903,263	2,406,155	21,311,596
Shares repurchased	(2,102,983)	(18,853,479)	(131,103,909)	(1,158,150,444)
Net Increase/(Decrease)	(1,876,629)	$(16,825,838)	(124,809,158)	$(1,102,440,602)
Class N Shares:
Shares sold	18,564	$ 166,694	38,594	$ 328,224
Reinvested dividends and distributions	5,389	48,204	28,606	252,073
Shares repurchased	(37,146)	(332,754)	(8,652,947)	(75,916,623)
Net Increase/(Decrease)	(13,193)	$ (117,856)	(8,585,747)	$ (75,336,326)
Class R Shares:
Shares sold	5,387	$ 48,350	38,100	$ 337,302
Reinvested dividends and distributions	1,707	15,279	2,942	26,111
Shares repurchased	(10,234)	(91,807)	(42,667)	(378,532)
Net Increase/(Decrease)	(3,140)	$ (28,178)	(1,625)	$ (15,119)
Class S Shares:
Shares sold	6,620	$ 59,472	459,590	$ 4,044,392
Reinvested dividends and distributions	294	2,632	4,225	37,461
Shares repurchased	(8,648)	(77,672)	(614,648)	(5,455,584)
Net Increase/(Decrease)	(1,734)	$ (15,568)	(150,833)	$ (1,373,731)
Class T Shares:
Shares sold	34,840	$ 312,700	380,616	$ 3,351,622
Reinvested dividends and distributions	42,438	379,502	190,310	1,683,736
Shares repurchased	(639,818)	(5,734,442)	(10,398,780)	(91,878,820)
Net Increase/(Decrease)	(562,540)	$ (5,042,240)	(9,827,854)	$ (86,843,462)

The Fund experienced increased shareholder redemptions as a result of the change in portfolio management during the year ended June 30, 2019.

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Janus Henderson Absolute Return Income Opportunities Fund

Notes to Financial Statements (unaudited)

7. Purchases and Sales of Investment Securities

For the period ended December 31, 2019, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$ 7,707,413	$ 37,962,926	$ -	$ -

8. Recent Accounting Pronouncements

The FASB issued Accounting Standards Update No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities ("ASU 2017-08") to amend the amortization period for certain purchased callable debt securities held at a premium. The guidance requires certain premiums on callable debt securities to be amortized to the earliest call date. The amortization period for callable debt securities purchased at a discount will not be impacted. The amendments are effective for fiscal years and interim periods within those fiscal years, beginning after December 15, 2018. Management has adopted the amendments as of the beginning of this fiscal period.

The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) in August 2018. The new guidance removes, modifies and enhances the disclosures to Topic 820. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. An entity is permitted, and Management has decided, to early adopt the removed and modified disclosures in these financial statements.

9. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2019 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

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Janus Henderson Absolute Return Income Opportunities Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund is required to disclose its complete holdings as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Fund shareholders. Historically, the Fund filed its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters each fiscal year on Form N-Q. The Fund’s Form N-PORT and Form N-Q filings: (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series, each of whom serves as an “independent” Trustee (the “Trustees”), oversee the management of each Portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each Fund of Janus Investment Fund (together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreements for the Janus Henderson Funds that utilize subadvisers.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Capital and the respective subadvisers in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At a meeting held on December 5, 2019, based on the Trustees’ evaluation of the information provided by Janus Capital, the subadvisers, and the independent fee consultant, as well as other information, the Trustees determined that the overall arrangements between each Janus Henderson Fund and Janus Capital and each subadviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by Janus Capital, its affiliates and the subadvisers, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund, and the subadvisory agreement for each subadvised Janus Henderson Fund, for the period from February 1, 2020 through February 1, 2021, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

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Janus Henderson Absolute Return Income Opportunities Fund

Additional Information (unaudited)

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent and quality of the services provided by Janus Capital and the subadvisers to the Janus Henderson Funds, taking into account the investment objective, strategies and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of Janus Capital and each subadviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by Janus Capital or the subadvisers, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered Janus Capital’s role as administrator to the Janus Henderson Funds, noting that Janus Capital generally, does not receive a fee for its services but is reimbursed for its out-of-pocket costs. The Trustees considered the role of Janus Capital in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that Janus Capital provides a number of different services for the Janus Henderson Funds and fund shareholders, ranging from investment management services to various other servicing functions, and that, in its view, Janus Capital is a capable provider of those services. The independent fee consultant also provided its belief that Janus Capital has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent and quality of the services provided by Janus Capital or the subadviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory and subadvisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that Janus Capital and each subadviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable funds and peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, the independent fee consultant found that the overall Janus Henderson Funds’ performance has been reasonable: for the 36 months ended September 30, 2019, approximately 69% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar, and for the 12 months ended September 30, 2019, approximately 71% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar.

The Trustees considered the performance of each Fund, noting that performance may vary by share class, and noted the following:

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

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Janus Henderson Absolute Return Income Opportunities Fund

Additional Information (unaudited)

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Developed World Bond Fund, the Trustees noted the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12

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Janus Henderson Absolute Return Income Opportunities Fund

Additional Information (unaudited)

months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson International Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson International Small Cap Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and its limited performance history.

• For Janus Henderson International Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital and Perkins had taken or were taking to improve performance, and that the performance trend was improving

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

Janus Investment Fund	43

Janus Henderson Absolute Return Income Opportunities Fund

Additional Information (unaudited)

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson U.S. Growth Opportunities Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital and Geneva had taken or were taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

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Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital and Intech had taken or were taking to improve performance, and that the performance trend was improving.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital and Perkins had taken or were taking to improve performance, and that the performance trend was improving.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory and subadvisory agreement(s).

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant and noted that the rate of management fees (investment advisory and any administration but excluding out-of-pocket costs) for many of the Janus Henderson Funds, after applicable waivers, was below the average management fee rate of the respective peer group of funds selected by an independent data provider. The Trustees also examined information regarding the subadvisory fees charged for subadvisory services, as applicable, noting that all such fees were paid by Janus Capital out of its management fees collected from such Janus Henderson Fund.

The independent fee consultant provided its belief that the management fees charged by Janus Capital to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by Janus Capital. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of their respective Broadridge Expense Group

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peers; and (3) and the management fees for the Janus Henderson Funds, on average, were 7% under the average management fees for their Expense Groups. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group peers and to average total expenses for its Broadridge Expense Universe.

For certain Janus Henderson Funds, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable in light of performance trends, performance histories, and existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by Janus Capital and each subadviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by Janus Capital and each subadviser to comparable separate account clients and to comparable non-affiliated funds subadvised by Janus Capital or by a subadviser (for which Janus Capital or the subadviser provides only or primarily portfolio management services). Although in most instances subadvisory and separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that Janus Capital noted that, under the terms of the management agreements with the Janus Henderson Funds, Janus Capital performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, trustee support, regulatory compliance and numerous other services, and that, in serving the Janus Henderson Funds, Janus Capital assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, they noted that the independent fee consultant found that: (1) the management fees Janus Capital charges to the Janus Henderson Funds are reasonable in relation to the management fees Janus Capital charges to funds subadvised by Janus Capital and to the fees Janus Capital charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs; and (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged to Janus Henderson subadvised fund and separate account investors; (4) 11 of 12 Janus Henderson Funds have lower management fees than similar funds subadvised by Janus Capital; and (5) six of nine Janus Henderson Funds have lower management fees than similar separate accounts managed by Janus Capital.

The Trustees considered the fees for each Fund for its fiscal year ended in 2018, and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”):

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

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Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

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• For Janus Henderson Global Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable.

• For Janus Henderson International Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson International Small Cap Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for both share classes.

• For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

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• For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson U.S. Growth Opportunities Fund, that Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that, although the Fund’s expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

The Trustees reviewed information on the overall profitability to Janus Capital and its affiliates of their relationship with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses, and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to Janus Capital from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether Janus Capital and each subadviser receive adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is

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necessarily a product of the allocation methodology utilized by Janus Capital to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found that (1) the expense allocation methodology and rationales utilized by Janus Capital were reasonable and (2) no clear correlation between expense allocations and operating margins. The Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that Janus Capital’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to Janus Capital and its affiliates, as well as the fees paid by Janus Capital to the subadvisers of subadvised Janus Henderson Funds, were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees Janus Capital and the subadvisers charge to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by Janus Capital and any subadviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by Janus Capital.

Economies of Scale

The Trustees considered information about the potential for Janus Capital to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in November 2019 which provided its research and analysis into economies of scale. They also noted that, although many Janus Henderson Funds pay advisory fees at a base fixed rate as a percentage of net assets, without any breakpoints or performance fees, their independent fee consultant concluded that 64% of these Janus Henderson Funds’ share classes have contractual management fees (gross of waivers) below their Broadridge expense group averages. They also noted the following: (1) that for those Janus Henderson Funds whose expenses are being reduced by the contractual expense limitations of Janus Capital, Janus Capital is subsidizing certain of these Janus Henderson Funds because they have not reached adequate scale; (2) as the assets of some of the Janus Henderson Funds have declined in the past few years, certain Janus Henderson Funds have benefited from having advisory fee rates that have remained constant rather than increasing as assets declined; (3) performance fee structures have been implemented for various Janus Henderson Funds that have caused the effective rate of advisory fees payable by such a Janus Henderson Fund to vary depending on the investment performance of the Janus Henderson Fund relative to its benchmark index over the measurement period; and (4) a few Janus Henderson Funds have fee schedules with breakpoints and reduced fee rates above certain asset levels. The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

The Trustees also considered the independent fee consultant’s conclusion that, given the limitations of various analytical approaches to economies of scale and their conflicting results, it is difficult to analytically confirm or deny the existence of economies of scale in the Janus Henderson complex. In this regard, the independent consultant concluded that (1) to the extent there were economies of scale at Janus Capital, Janus Capital’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds which have not yet achieved those economies and (2) by setting lower fixed fees from the start on these Janus Henderson Funds, Janus Capital appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any scale economies that may exist. Further, the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at Janus Capital.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between Janus Capital and the Janus

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Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

Other Benefits to Janus Capital

The Trustees also considered benefits that accrue to Janus Capital and its affiliates and subadvisers to the Janus Henderson Funds from their relationships with the Janus Henderson Funds. They recognized that two affiliates of Janus Capital separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market funds for services provided, and that such compensation contributes to the overall profitability of Janus Capital and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered Janus Capital’s past and proposed use of commissions paid by the Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of Janus Capital and/or Janus Capital, and/or a subadviser to a Janus Henderson Fund. The Trustees concluded that Janus Capital’s and the subadvisers’ use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit each Janus Henderson Fund. The Trustees also concluded that, other than the services provided by Janus Capital and its affiliates and subadvisers pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and Janus Capital and the subadvisers may potentially benefit from their relationship with each other in other ways. They concluded that Janus Capital and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by Janus Capital and its affiliates. They also concluded that Janus Capital and/or the subadvisers benefit from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from Janus Capital’s and/or the subadvisers’ receipt of those products and services as well as research products and services acquired through commissions paid by other clients of Janus Capital and/or other clients of the subadvisers. They further concluded that the success of any Janus Henderson Fund could attract other business to Janus Capital, the subadvisers or other Janus Henderson funds, and that the success of Janus Capital and the subadvisers could enhance Janus Capital’s and the subadvisers’ ability to serve the Janus Henderson Funds.

Approval of an Amended and Restated Investment Advisory Agreement for Janus Henderson Small-Mid Cap Value Fund (formerly, Janus Henderson Select Value Fund)

Janus Capital Management LLC (“Janus Capital”) met with the Trustees, each of whom serves as an “independent” Trustee (the “Trustees”), on December 5, 2018 and March 14, 2019, to discuss the Amended and Restated Investment Advisory Agreement (the “Amended Advisory Agreement”) for Janus Henderson Small-Mid Cap Value Fund (formerly, Janus Henderson Select Value Fund) (“Small-Mid Cap Value Fund”) and other matters related to investment strategy changes to shift the market capitalization focus of Small-Mid Cap Value Fund (the “Strategy Change”). At these meetings, the Trustees discussed the Amended Advisory Agreement and the Strategy Change with their independent counsel, separately from management. During the course of the meetings, the Trustees requested and considered such information as they deemed relevant to their deliberations. At the meeting held on March 14, 2019, the Trustees, upon the recommendation of Janus Capital, voted unanimously to approve the Amended Advisory Agreement for Small-Mid Cap Value Fund, and recommended that the Amended Advisory Agreement be submitted to shareholders for approval. The Trustees also approved matters related to the Strategy Change, effective upon approval of the Amended Advisory Agreement by the Fund’s shareholders.

In determining whether to approve the Amended Advisory Agreement, the Trustees noted their most recent consideration of Small-Mid Cap Value Fund’s current advisory agreement (the “Current Advisory Agreement”) as part of the Trustees’ annual review and consideration of whether to continue the investment advisory agreement and sub-advisory agreement, as applicable, for each Janus Henderson fund, including Small-Mid Cap Value Fund (the “Annual Review”). The Trustees noted that in connection with the Annual Review: (i) the Trustees received and reviewed information provided by Janus Capital and each sub-adviser, including Perkins Investment Management LLC (“Perkins”), in response to requests of the Trustees and their independent legal counsel, and also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant; and (ii) throughout the Annual Review, the Trustees were advised by their independent legal counsel. The Trustees also noted that based on the Trustees’ evaluation of the information provided by Janus Capital, Perkins, and the independent fee consultant, as well as other information, the Trustees determined that the overall arrangements between Small-Mid Cap

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Value Fund and Janus Capital and Perkins were fair and reasonable in light of the nature, extent and quality of the services provided by Janus Capital, its affiliates and Perkins, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and the Trustees unanimously approved the continuation of the Current Advisory Agreement for another year.

In considering the Amended Advisory Agreement, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the Amended Advisory Agreement are discussed separately below.

• The Trustees determined that the terms of the Amended Advisory Agreement are substantially similar to those of the Current Advisory Agreement, which the Trustees recently reviewed as part of the Annual Review, and the material changes made to the Amended Advisory Agreement address the proposed change to the benchmark index and the description of the period used for calculating the performance fee in order to allow for continuity of the fee based on Small-Mid Cap Value Fund’s historical performance over a 36-month measurement period.

• As part of the Strategy Change, Small-Mid Cap Value Fund will focus its investments on common stocks of companies that are small- and mid-capitalization stocks. The Trustees determined that the proposed benchmark index, the Russell 2500TM Value Index, is more closely aligned with a small- and mid-cap stock focus than Small-Mid Cap Value Fund’s current benchmark index, the Russell 3000® Value Index.

• Under the Amended Advisory Agreement, the structure of the performance fee was not changing, other than to utilize a different benchmark and performance calculation period to implement the new benchmark over time, and that this structure had been implemented initially for Small-Mid Cap Value Fund based on analysis provided by the independent fee consultant. The Trustees considered the information provided by Janus Capital in this regard, and noted Janus Capital’s belief that this performance fee structure remained reasonable and appropriate for Small-Mid Cap Value Fund. The Trustees concluded that this performance fee structure was reasonable for Small-Mid Cap Value Fund as proposed, and also determined to seek further analysis from their independent fee consultant with respect to this matter. In this regard, Janus Capital agreed to consider further revisions to the proposed performance fee structure should that be needed based on the additional analysis provided.

• As part of the Strategy Change, Perkins will continue to provide sub-advisory services to Small-Mid Cap Value Fund, but will utilize new portfolio managers to implement Small-Mid Cap Value Fund’s focus on common stocks of companies that are small- and mid-capitalization stocks. In this regard, the Trustees noted the information provided by Janus Capital with respect to the qualifications and experience of the new portfolio managers implementing investment strategies similar to the one to be utilized by Small-Mid Cap Value Fund, and also noted that Perkins and the new portfolio managers provide sub-advisory services to other Janus Henderson funds the Trustees oversee.

• The information provided by Janus Capital with respect to (i) the impact of the Amended Advisory Agreement on the potential advisory fees to be paid by Small-Mid Cap Value Fund going forward; and (ii) the potential transaction costs and capital gains to be incurred by Small-Mid Cap Value Fund as part of the efforts to reposition Small-Mid Cap Value Fund’s portfolio to focus its investments on common stocks of companies that are small- and mid-capitalization stocks. In this regard, the Trustees noted that Small-Mid Cap Value Fund’s operating costs were not expected otherwise to materially change under the Amended Advisory Agreement.

• Janus Capital’s reasons for seeking to implement the Strategy Change, including Janus Capital’s belief that current marketplace demands for a small and mid-cap strategy, combined with Perkins’ experience in managing small- and mid-cap stocks, will provide greater opportunity for Small-Mid Cap Value Fund to grow over the long-term, and that the Strategy Change is designed to create asset growth through increased sales for Small-Mid Cap Value Fund, potentially resulting in increased operational efficiencies for Small-Mid Cap Value Fund.

• Janus Capital will pay the fees and expenses related to seeking shareholder approval of the Amended Advisory Agreement, including the costs related to the preparation and distribution of proxy materials, and all other costs incurred in connection with the solicitation of proxies.

After discussion, the Trustees determined that the overall arrangements between Small-Mid Cap Value Fund, Janus Capital, and Perkins under the Amended Advisory Agreement would continue to be fair and reasonable in light of the

52	DECEMBER 31, 2019

Janus Henderson Absolute Return Income Opportunities Fund

Additional Information (unaudited)

nature, extent, and quality of the services expected to be provided by Janus Capital, its affiliates, and Perkins following the Strategy Change.

Janus Investment Fund	53

Janus Henderson Absolute Return Income Opportunities Fund

Useful Information About Your Fund Report (unaudited)

Management Commentary

The Management Commentary in this report includes valuable insight as well as statistical information to help you understand how your Fund’s performance and characteristics stack up against those of comparable indices.

If the Fund invests in foreign securities, this report may include information about country exposure. Country exposure is based primarily on the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived.

Please keep in mind that the opinions expressed in the Management Commentary are just that: opinions. They are a reflection based on best judgment at the time this report was compiled, which was December 31, 2019. As the investing environment changes, so could opinions. These views are unique and are not necessarily shared by fellow employees or by Janus Henderson in general.

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of Janus Capital and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Barclays and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

54	DECEMBER 31, 2019

Janus Henderson Absolute Return Income Opportunities Fund

Useful Information About Your Fund Report (unaudited)

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected. If you compare the Fund’s “Net Decrease from Dividends and Distributions” to “Reinvested Dividends and Distributions,” you will notice that dividends and distributions have little effect on the Fund’s net assets. This is because the majority of the Fund’s investors reinvest their dividends and/or distributions.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the

Janus Investment Fund	55

Janus Henderson Absolute Return Income Opportunities Fund

Useful Information About Your Fund Report (unaudited)

total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

56	DECEMBER 31, 2019

Janus Henderson Absolute Return Income Opportunities Fund

Notes

NotesPage1

Janus Investment Fund	57

Knowledge. Shared

At Janus Henderson, we believe in the sharing of expert insight for better investment and business decisions. We call this ethos Knowledge. Shared.

Learn more by visiting janushenderson.com.

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson, Janus, Henderson, Perkins, Intech and Knowledge. Shared are trademarks of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.

Janus Henderson Distributors

125-24-93024 02-20

SEMIANNUAL REPORT December 31, 2019

Janus Henderson Adaptive Global Allocation Fund

Janus Investment Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by contacting a Janus Henderson representative. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by visiting janushenderson.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you do not invest directly with the Fund, you should contact your plan sponsor, broker-dealer, or financial intermediary, to request to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-525-3713 to let the Fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Janus Henderson mutual funds where held (i.e., all Janus Henderson mutual funds held in your account if you invest through your financial intermediary or all Janus Henderson mutual funds held with the fund complex if you invest directly with a fund).

HIGHLIGHTS • Portfolio management perspective • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Adaptive Global Allocation Fund

Janus Henderson Adaptive Global Allocation Fund (unaudited)

FUND SNAPSHOT

This global allocation fund seeks to provide investors total return by dynamically allocating its assets across a portfolio of global equity and fixed income investments, which may involve the use of derivatives. The Fund is designed to actively adapt based on forward-looking views on extreme market movements, both positive and negative, with the goal of minimizing the risk of significant loss in a major downturn while participating in the growth potential of capital markets.

Ashwin Alankar co-portfolio manager	Enrique Chang co-portfolio manager

PERFORMANCE OVERVIEW

Janus Henderson Adaptive Global Allocation Fund Class I Shares returned 3.94% for the six-month period ended December 31, 2019. This compares with a return of 8.92% for its primary benchmark, the MSCI All Country World IndexSM. The Fund’s secondary benchmark, the Adaptive Global Allocation 60-40 Index, an internally calculated index that comprises the MSCI All Country World IndexSM (60%) and the Bloomberg Barclays Global Aggregate Bond Index (40%), returned 6.21%. Its tertiary benchmark, the Bloomberg Barclays Global Aggregate Bond Index, returned 2.09%.

MARKET ENVIRONMENT

Global financial markets generated positive returns during the period, with riskier assets outperforming safer government bonds as optimism brewed that heretofore slowing global growth may reaccelerate. Two developments fueling investor optimism were stabilizing global purchasing managers’ indices and headway in U.S.-China trade negotiations. Although yields across the U.S. Treasuries curve were down for the period, the curve between 2-year and 10-year maturities steepened as the former was anchored to a succession of rate cuts by the Federal Reserve (Fed) and the latter proved more susceptible to a potential uptick in global growth. Investment-grade credit marginally outperformed high-yield issuers due in part to falling interest rates. Yet for both categories, spreads between their yields and those of their risk-free benchmarks narrowed considerably. Equities rallied, with some U.S. benchmarks achieving new record closes by the end of the period, but international stocks also moved upward on improving growth prospects. This occurred after an extended period of underperformance by international stocks.

PERFORMANCE DISCUSSION

For the six-month period, the Fund underperformed its primary and tertiary benchmarks. Underperformance relative to its secondary benchmark, comprising a 60/40 allocation to equities and bonds, was largely due to an underweighting to stocks during the last four months of 2019, a period that was characterized by strong equity performance.

Underperformance relative to its primary, equities-focused benchmark was due to an underweighting in a concentrated group of stocks that drove a considerable portion of the index’s returns for the period. After beginning the period at 82% exposure to equities, the Fund de-risked to 62% by the end of August as its proprietary options-market signals indicated decreased attractiveness of? equities. Subsequently, the Fund’s proprietary signals indicated increased attractiveness of? equities during October, November and December, and the Fund consequently increased its equity exposure significantly from 69% at the end of September to 87% by the end of December.

That said, it should be noted that a key characteristic of market behavior in 2019 was multiple periods of rapid mean reversion. Under such environments, our options-sourced signals can suffer from being exposed to “whipsawed” conditions, thereby leading to underperformance.

In executing the strategy, during the period the Fund utilized derivatives, including futures and forward exchange contracts. For the period covered by this letter, the impact of derivatives on the Fund was negative. Please see the Derivative Instruments section in the “Notes to Financial Statements” for a discussion of derivatives used by the Fund.

OUTLOOK

Our signals of forward-looking inflation continue to point to the upside. The robustness of this view is reflected in its consistency over the past several months. As we start the new year, we believe that inflation is the greatest risk

Janus Investment Fund	1

Janus Henderson Adaptive Global Allocation Fund (unaudited)

faced by markets, particularly because most have written it off, citing structural headwinds. Often, an ignored risk turns out to be the most painful kind.

The central bank-manufactured “cheap” money environment that financial assets have ridden to new highs could quickly disappear in the face of unexpected inflation and a likely shift toward a tightening regime. We have seen time and again how the market responds when fears of tightening unfold, and it is not pretty.

And one must not forget that despite these structural headwinds, the year-over-over U.S. core inflation, as measured by the consumer price index, sits at 2.3%, far from any notion of disinflation. Consistent with a possible pick-up in inflation, we see nominal bonds as challenged, according to our signals.

In response to potential structural headwinds and inflation data showing restraint, the Fed and other global central banks have made it very clear that not only will accommodation last, but they are comfortable with inflation climbing above their targets. This is potentially a dangerous game to play, because inflation is rarely tame. During hibernation, a bear appears tame, but when it wakes up, it is anything but docile. History suggests that the same holds true for inflation. The good news is our signals are not currently pointing to “stagflation.” But beware that inflation could compromise today’s stimulative financial conditions as well as economic growth, as the Fed would inevitably respond by increasing interest rates, leading to higher real rates and costs of capital.

Thank you for investing in Janus Henderson Adaptive Global Allocation Fund

2	DECEMBER 31, 2019

Janus Henderson Adaptive Global Allocation Fund (unaudited)

Fund At A Glance

December 31, 2019

5 Largest Equity Holdings - (% of Net Assets)
Vanguard FTSE All-World ex-US
Exchange-Traded Funds (ETFs)	13.9%
Vanguard FTSE Europe
Exchange-Traded Funds (ETFs)	7.2%
Vanguard S&P 500
Exchange-Traded Funds (ETFs)	6.7%
Vanguard FTSE Pacific
Exchange-Traded Funds (ETFs)	6.4%
Vanguard FTSE Emerging Markets
Exchange-Traded Funds (ETFs)	6.2%
40.4%

Asset Allocation - (% of Net Assets)
Investment Companies	74.9%
Common Stocks	21.8%
U.S. Government Agency Notes	2.8%
Investments Purchased with Cash Collateral from Securities Lending	0.4%
OTC Purchased Options – Calls	0.1%
Preferred Stocks	0.0%
OTC Purchased Options – Puts	0.0%
Other	0.0%
100.0%

Top Country Allocations - Long Positions - (% of Investment Securities)
As of December 31, 2019	As of June 30, 2019

Janus Investment Fund	3

Janus Henderson Adaptive Global Allocation Fund (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended December 31, 2019				Expense Ratios
	Fiscal Year-to-Date	One Year	Since Inception*	Total Annual Fund Operating Expenses‡	Net Annual Fund Operating Expenses‡
Class A Shares at NAV	3.79%	13.71%	4.61%	1.84%	1.12%
Class A Shares at MOP	-2.18%	7.22%	3.25%
Class C Shares at NAV	3.83%	13.90%	4.06%	2.58%	1.84%
Class C Shares at CDSC	2.83%	12.90%	4.06%
Class D Shares(1)	3.93%	13.97%	4.71%	1.53%	0.96%
Class I Shares	3.94%	13.96%	4.86%	1.45%	0.87%
Class N Shares	3.98%	14.11%	4.91%	1.36%	0.81%
Class S Shares	3.86%	13.99%	4.57%	2.10%	1.31%
Class T Shares	3.83%	13.85%	4.71%	1.72%	1.06%
MSCI All Country World Index	8.92%	26.60%	7.93%
Adaptive Global Allocation 60/40 Index (Hedged)	6.21%	19.18%	6.58%
Bloomberg Barclays Global Aggregate Bond Index (USD Hedged)	2.09%	8.22%	4.09%
Morningstar Quartile - Class I Shares	-	3rd	2nd
Morningstar Ranking - based on total returns for World Allocation Funds	-	386/480	171/401

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

4	DECEMBER 31, 2019

Janus Henderson Adaptive Global Allocation Fund (unaudited)

Performance

Net expense ratios reflect the expense waiver, if any, contractually agreed to through October 28, 2020.

Performance may be affected by risks that include those associated with non-diversification, portfolio turnover, short sales, potential conflicts of interest, foreign and emerging markets, initial public offerings (IPOs), high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), derivatives, and commodity-linked investments. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

There is a risk that the Fund’s investments will correlate with stocks and bonds to a greater degree than anticipated, and the investment process may not achieve the desired results. The Fund may underperform during up markets and be negatively affected in down markets. Diversification does not assure a profit or eliminate the risk of loss.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2019 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

*The Fund’s inception date – June 23, 2015

‡ As stated in the prospectus. See Financial Highlights for actual expense ratios during the reporting period.

(1) Closed to certain new investors.

Janus Investment Fund	5

Janus Henderson Adaptive Global Allocation Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/19)	Ending Account Value (12/31/19)	Expenses Paid During Period (7/1/19 - 12/31/19)†	Beginning Account Value (7/1/19)	Ending Account Value (12/31/19)	Expenses Paid During Period (7/1/19 - 12/31/19)†	Net Annualized Expense Ratio (7/1/19 - 12/31/19)
Class A Shares	$1,000.00	$1,037.90	$5.23	$1,000.00	$1,020.01	$5.18	1.02%
Class C Shares	$1,000.00	$1,038.30	$5.07	$1,000.00	$1,020.16	$5.03	0.99%
Class D Shares	$1,000.00	$1,039.30	$4.31	$1,000.00	$1,020.91	$4.27	0.84%
Class I Shares	$1,000.00	$1,039.40	$3.95	$1,000.00	$1,021.27	$3.91	0.77%
Class N Shares	$1,000.00	$1,039.80	$3.64	$1,000.00	$1,021.57	$3.61	0.71%
Class S Shares	$1,000.00	$1,038.60	$4.30	$1,000.00	$1,020.91	$4.27	0.84%
Class T Shares	$1,000.00	$1,038.30	$4.56	$1,000.00	$1,020.66	$4.52	0.89%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

6	DECEMBER 31, 2019

Janus Henderson Adaptive Global Allocation Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares/Principal/ Contract Amounts		Value
Common Stocks – 21.8%
Aerospace & Defense – 0.1%
Airbus SE	22	$3,220
Arconic Inc	151	4,646
BAE Systems PLC	503	3,763
CAE Inc	221	5,852
General Dynamics Corp	42	7,407
Huntington Ingalls Industries Inc	13	3,261
L3Harris Technologies Inc	22	4,353
Leonardo SpA	58	680
Meggitt PLC	721	6,272
Raytheon Co	36	7,911
Thales SA	18	1,868
		49,233
Air Freight & Logistics – 0%
Bollore SA	483	2,107
Deutsche Post AG	13	496
Expeditors International of Washington Inc	86	6,710
FedEx Corp	151	22,833
		32,146
Airlines – 0.1%
Alaska Air Group Inc	11	745
American Airlines Group Inc	222	6,367
ANA Holdings Inc	100	3,352
Delta Air Lines Inc	21	1,228
easyJet PLC	21	396
Southwest Airlines Co	306	16,518
United Airlines Holdings Inc*	118	10,395
		39,001
Auto Components – 0%
Aptiv PLC	113	10,732
Bridgestone Corp	100	3,746
Cie Generale des Etablissements Michelin SCA	28	3,426
NGK Spark Plug Co Ltd	100	1,964
Nokian Renkaat Oyj	254	7,302
Valeo SA	28	986
Yokohama Rubber Co Ltd	100	1,962
		30,118
Automobiles – 0.1%
Daimler AG	28	1,550
Ferrari NV	24	3,981
Fiat Chrysler Automobiles NV	283	4,188
Ford Motor Co	3,871	36,000
Mitsubishi Motors Corp	400	1,686
Peugeot SA	153	3,655
Renault SA	216	10,219
Toyota Motor Corp	100	7,101
		68,380
Banks – 0.5%
Aozora Bank Ltd	200	5,322
Banco de Sabadell SA	11,520	13,438
Bank of East Asia Ltd	3,800	8,486
Bankia SA	2,001	4,270
Bankinter SA	654	4,791
Barclays PLC	787	1,872
Bendigo & Adelaide Bank Ltd	894	6,134
BOC Hong Kong Holdings Ltd	3,000	10,415
Chiba Bank Ltd	400	2,331
Citizens Financial Group Inc	481	19,533
Commerzbank AG	140	866
Commonwealth Bank of Australia	28	1,570

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Adaptive Global Allocation Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares/Principal/ Contract Amounts		Value
Common Stocks – (continued)
Banks – (continued)
Concordia Financial Group Ltd	700	$2,912
DNB ASA	318	5,942
Hang Seng Bank Ltd	1,700	35,127
Intesa Sanpaolo SpA	3,314	8,729
Japan Post Bank Co Ltd	2,900	28,028
KeyCorp	1,355	27,425
National Australia Bank Ltd	3,153	54,485
Oversea-Chinese Banking Corp Ltd	1,700	13,882
People's United Financial Inc	91	1,538
Raiffeisen Bank International AG	228	5,726
Regions Financial Corp	462	7,928
Seven Bank Ltd	2,300	7,579
Shizuoka Bank Ltd	600	4,518
Standard Chartered PLC	117	1,104
Sumitomo Mitsui Financial Group Inc	200	7,434
Svenska Handelsbanken AB	127	1,369
United Overseas Bank Ltd	500	9,821
Westpac Banking Corp	217	3,689
		306,264
Beverages – 0.1%
Brown-Forman Corp	335	22,646
Coca-Cola Amatil Ltd	454	3,523
Coca-Cola Bottlers Japan Holdings Inc	100	2,569
Coca-Cola Co	578	31,992
Coca-Cola HBC AG*	241	8,187
Davide Campari-Milano SpA	817	7,459
Heineken NV	100	10,646
Suntory Beverage & Food Ltd	100	4,184
Treasury Wine Estates Ltd	312	3,555
		94,761
Biotechnology – 0.2%
AbbVie Inc	38	3,365
Alexion Pharmaceuticals Inc*	176	19,034
Amgen Inc	9	2,170
BeiGene Ltd (ADR)*	10	1,658
Biogen Inc*	46	13,650
CSL Ltd	46	8,900
Gilead Sciences Inc	869	56,468
Grifols SA	652	22,984
Incyte Corp*	168	14,670
Vertex Pharmaceuticals Inc*	62	13,575
		156,474
Building Products – 0%
Allegion PLC	154	19,179
AO Smith Corp	155	7,384
Cie de Saint-Gobain	7	287
Masco Corp	58	2,783
		29,633
Capital Markets – 0.3%
3i Group PLC	152	2,210
ASX Ltd	112	6,161
BlackRock Inc	4	2,011
CI Financial Corp	138	2,307
CME Group Inc	54	10,839
Deutsche Boerse AG	22	3,458
E*TRADE Financial Corp	366	16,605
Franklin Resources Inc	126	3,273
Hong Kong Exchanges & Clearing Ltd	600	19,482
Invesco Ltd	224	4,028

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	DECEMBER 31, 2019

Janus Henderson Adaptive Global Allocation Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares/Principal/ Contract Amounts		Value
Common Stocks – (continued)
Capital Markets – (continued)
Japan Exchange Group Inc	500	$8,883
London Stock Exchange Group PLC	103	10,572
MSCI Inc	21	5,422
Nasdaq Inc	351	37,592
Partners Group Holding AG	20	18,342
S&P Global Inc	70	19,113
Schroders PLC	128	5,652
Singapore Exchange Ltd	2,300	15,155
State Street Corp	58	4,588
		195,693
Chemicals – 0.4%
Air Liquide SA	116	16,419
Air Products & Chemicals Inc	6	1,410
Air Water Inc	100	1,473
Albemarle Corp	62	4,528
BASF SE	148	11,180
Celanese Corp	143	17,606
CF Industries Holdings Inc	136	6,493
Clariant AG*	847	18,908
Covestro AG (144A)	86	3,998
Daicel Corp	300	2,897
DuPont de Nemours Inc	49	3,146
Eastman Chemical Co	83	6,579
Ecolab Inc	65	12,544
Evonik Industries AG	144	4,395
FMC Corp	153	15,272
Givaudan SA	7	21,927
Incitec Pivot Ltd	2,035	4,540
International Flavors & Fragrances Inc	45	5,806
JSR Corp	100	1,852
Kaneka Corp	100	3,240
Kansai Paint Co Ltd	100	2,464
LANXESS AG	34	2,281
Mitsubishi Gas Chemical Co Inc	200	3,082
Mosaic Co	311	6,730
Nissan Chemical Corp	100	4,230
Orica Ltd	218	3,362
Sherwin-Williams Co	10	5,835
Showa Denko KK	100	2,668
Sumitomo Chemical Co Ltd	800	3,667
Symrise AG	48	5,050
Teijin Ltd	200	3,765
Tosoh Corp	300	4,681
Umicore SA	120	5,836
Yara International ASA	487	20,265
		238,129
Commercial Services & Supplies – 0.1%
Brambles Ltd	275	2,261
Cintas Corp	28	7,534
Copart Inc*	31	2,819
Edenred	129	6,670
G4S PLC	1,932	5,578
Rollins Inc	62	2,056
Toppan Printing Co Ltd	100	2,081
Waste Management Inc	78	8,889
		37,888
Communications Equipment – 0.1%
Arista Networks Inc*	35	7,119
Cisco Systems Inc	369	17,697

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Adaptive Global Allocation Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares/Principal/ Contract Amounts		Value
Common Stocks – (continued)
Communications Equipment – (continued)
Nokia OYJ	7,042	$26,033
Telefonaktiebolaget LM Ericsson	644	5,610
		56,459
Construction & Engineering – 0%
Bouygues SA	143	6,076
CIMIC Group Ltd	101	2,348
Ferrovial SA	515	15,579
Jacobs Engineering Group Inc	20	1,797
Skanska AB	46	1,040
		26,840
Construction Materials – 0.1%
Boral Ltd	1,695	5,328
HeidelbergCement AG	261	19,016
Imerys SA	92	3,888
James Hardie Industries PLC (CDI)	217	4,243
LafargeHolcim Ltd*	129	7,159
Martin Marietta Materials Inc	43	12,025
Taiheiyo Cement Corp	200	5,919
Vulcan Materials Co	66	9,503
		67,081
Consumer Finance – 0%
Acom Co Ltd	1,600	7,320
Synchrony Financial	77	2,773
		10,093
Containers & Packaging – 0.1%
Avery Dennison Corp	206	26,949
Ball Corp	57	3,686
CCL Industries Inc	309	13,165
International Paper Co	174	8,013
Packaging Corp of America	131	14,671
Sealed Air Corp	124	4,939
Westrock Co	44	1,888
		73,311
Distributors – 0.1%
LKQ Corp*	912	32,558
Diversified Consumer Services – 0%
Benesse Holdings Inc	100	2,645
H&R Block Inc	598	14,041
		16,686
Diversified Financial Services – 0%
AMP Ltd	3,663	4,921
Berkshire Hathaway Inc*	11	2,492
Eurazeo SA	49	3,352
Groupe Bruxelles Lambert SA	10	1,054
Industrivarden AB	348	8,396
Wendel SA	43	5,715
		25,930
Diversified Telecommunication Services – 0.3%
AT&T Inc	2,767	108,134
BCE Inc	33	1,529
BT Group PLC	1,990	5,072
CenturyLink Inc	232	3,065
Deutsche Telekom AG	38	621
Elisa OYJ	192	10,606
HKT Trust & HKT Ltd	2,000	2,818
Iliad SA	11	1,426
Koninklijke KPN NV	4,127	12,179
Orange SA	129	1,898
PCCW Ltd	9,000	5,325

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

10	DECEMBER 31, 2019

Janus Henderson Adaptive Global Allocation Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares/Principal/ Contract Amounts		Value
Common Stocks – (continued)
Diversified Telecommunication Services – (continued)
Singapore Telecommunications Ltd	2,300	$5,765
Swisscom AG (REG)	7	3,708
Telefonica Deutschland Holding AG	3,053	8,848
Telefonica SA	3,084	21,539
Telenor ASA	184	3,301
Telia Co AB	1,017	4,372
Telstra Corp Ltd	901	2,238
TELUS Corp	234	9,062
		211,506
Electric Utilities – 0.2%
American Electric Power Co Inc	188	17,768
AusNet Services	1,385	1,652
Chugoku Electric Power Co Inc	300	3,949
CLP Holdings Ltd	500	5,256
Duke Energy Corp	141	12,861
Electricite de France SA	309	3,441
Emera Inc	20	859
Endesa SA	156	4,163
Enel SpA	689	5,465
Eversource Energy	8	681
Exelon Corp	173	7,887
FirstEnergy Corp	63	3,062
Fortum Oyj	88	2,171
Iberdrola SA	1,305	13,437
Kyushu Electric Power Co Inc	100	870
NextEra Energy Inc	21	5,085
Power Assets Holdings Ltd	2,000	14,631
PPL Corp	239	8,575
Red Electrica Corp SA	331	6,655
Southern Co	44	2,803
SSE PLC	232	4,420
Terna Rete Elettrica Nazionale SpA	1,532	10,231
Tohoku Electric Power Co Inc	100	996
Tokyo Electric Power Co Holdings Inc*	100	430
		137,348
Electrical Equipment – 0.1%
AMETEK Inc	159	15,859
Fuji Electric Co Ltd	100	3,079
Legrand SA	39	3,177
Melrose Industries PLC	1,632	5,190
Prysmian SpA	22	530
Rockwell Automation Inc	25	5,067
Siemens Gamesa Renewable Energy SA	544	9,540
		42,442
Electronic Equipment, Instruments & Components – 0.3%
Alps Alpine Co Ltd	100	2,294
Amphenol Corp	72	7,793
CDW Corp/DE	711	101,559
Hexagon AB	407	22,820
IPG Photonics Corp*	13	1,884
Keysight Technologies Inc*	199	20,423
Kyocera Corp	100	6,885
TE Connectivity Ltd	214	20,510
Venture Corp Ltd	100	1,205
		185,373
Energy Equipment & Services – 0.2%
Baker Hughes Co	750	19,222
Halliburton Co	782	19,136
National Oilwell Varco Inc	521	13,051

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson Adaptive Global Allocation Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares/Principal/ Contract Amounts		Value
Common Stocks – (continued)
Energy Equipment & Services – (continued)
Schlumberger Ltd	732	$29,426
TechnipFMC PLC	432	9,262
Tenaris SA	890	10,032
WorleyParsons Ltd	261	2,804
		102,933
Entertainment – 4.4%
Activision Blizzard Inc	439	26,085
Electronic Arts Inc*	444	47,734
Konami Holdings Corp	100	4,128
Netflix Inc*	97	31,386
Take-Two Interactive Software Inc*	182	22,282
Ubisoft Entertainment SA*	29	2,003
Vivendi SA	724	20,967
Walt Disney Co	18,970	2,743,631
		2,898,216
Equity Real Estate Investment Trusts (REITs) – 0.3%
Alexandria Real Estate Equities Inc	29	4,686
American Tower Corp	20	4,596
Apartment Investment & Management Co	86	4,442
Ascendas Real Estate Investment Trust	2,400	5,301
AvalonBay Communities Inc	43	9,017
Boston Properties Inc	22	3,033
British Land Co PLC	130	1,100
CapitaLand Commercial Trust	2,900	4,292
CapitaLand Mall Trust	1,600	2,927
Covivio	27	3,065
Dexus	427	3,505
Duke Realty Corp	80	2,774
Equity Residential	87	7,040
Essex Property Trust Inc	15	4,513
Extra Space Storage Inc	24	2,535
Federal Realty Investment Trust	50	6,436
Gecina SA	2	358
GPT Group	1,206	4,738
H&R Real Estate Investment Trust	173	2,811
Healthpeak Properties Inc	64	2,206
Klepierre SA	59	2,240
Macerich Co#	56	1,508
Mid-America Apartment Communities Inc	40	5,274
Mirvac Group	1,130	2,521
Nippon Building Fund Inc	1	7,318
Nippon Prologis REIT Inc	3	7,633
Nomura Real Estate Master Fund Inc	19	32,459
Public Storage	12	2,556
Regency Centers Corp	19	1,199
RioCan Real Estate Investment Trust	146	3,009
Scentre Group	3,875	10,413
Stockland	1,620	5,251
UDR Inc	88	4,110
Ventas Inc	102	5,889
Vornado Realty Trust	15	998
Weyerhaeuser Co	548	16,550
		188,303
Food & Staples Retailing – 0.2%
Alimentation Couche-Tard Inc	215	6,824
Dairy Farm International Holdings Ltd	100	571
George Weston Ltd	109	8,648
J Sainsbury PLC	1,317	4,010
Kroger Co	469	13,596

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

12	DECEMBER 31, 2019

Janus Henderson Adaptive Global Allocation Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares/Principal/ Contract Amounts		Value
Common Stocks – (continued)
Food & Staples Retailing – (continued)
Loblaw Cos Ltd	140	$7,224
METRO AG	851	13,697
Metro Inc/CN	241	9,947
Seven & i Holdings Co Ltd	100	3,685
Sundrug Co Ltd	100	3,640
Tesco PLC	386	1,305
Walgreens Boots Alliance Inc	310	18,278
Walmart Inc	26	3,090
Wm Morrison Supermarkets PLC	2,906	7,690
Woolworths Group Ltd	496	12,583
		114,788
Food Products – 0.4%
Ajinomoto Co Inc	100	1,671
Associated British Foods PLC	200	6,882
Barry Callebaut AG (REG)	1	2,210
Calbee Inc	100	3,272
Campbell Soup Co	319	15,765
Conagra Brands Inc	180	6,163
Danone SA	65	5,388
Hershey Co	386	56,734
Hormel Foods Corp	730	32,930
Kellogg Co	425	29,393
Lamb Weston Holdings Inc	168	14,453
McCormick & Co Inc/MD	178	30,212
Nestle SA (REG)	140	15,160
Orkla ASA	948	9,609
Tyson Foods Inc	107	9,741
WH Group Ltd (144A)	1,000	1,033
Yakult Honsha Co Ltd	100	5,550
Yamazaki Baking Co Ltd	100	1,794
		247,960
Gas Utilities – 0.1%
APA Group	243	1,892
Hong Kong & China Gas Co Ltd	3,200	6,251
Naturgy Energy Group SA	491	12,336
Snam SpA	1,064	5,592
Toho Gas Co Ltd	100	4,105
Tokyo Gas Co Ltd	100	2,441
		32,617
Health Care Equipment & Supplies – 0.4%
Align Technology Inc*	8	2,232
Asahi Intecc Co Ltd	100	2,946
Baxter International Inc	376	31,441
Boston Scientific Corp*	472	21,344
Carl Zeiss Meditec AG	124	15,813
Cooper Cos Inc	49	15,743
Hologic Inc*	1,058	55,238
IDEXX Laboratories Inc*	4	1,045
Intuitive Surgical Inc*	20	11,823
Koninklijke Philips NV	81	3,954
ResMed Inc	201	31,149
Smith & Nephew PLC	818	19,853
Sonova Holding AG (REG)	1	229
Straumann Holding AG	30	29,467
Teleflex Inc	41	15,434
Varian Medical Systems Inc*	112	15,905
Zimmer Biomet Holdings Inc	67	10,029
		283,645

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson Adaptive Global Allocation Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares/Principal/ Contract Amounts		Value
Common Stocks – (continued)
Health Care Providers & Services – 0.4%
Alfresa Holdings Corp	100	$2,051
Anthem Inc	12	3,624
Centene Corp*	114	7,167
CVS Health Corp	291	21,618
Fresenius Medical Care AG & Co KGaA	147	10,875
Fresenius SE & Co KGaA	553	31,124
Henry Schein Inc*	273	18,215
Laboratory Corp of America Holdings*	223	37,725
McKesson Corp	13	1,798
Medipal Holdings Corp	100	2,221
Quest Diagnostics Inc	472	50,405
Ramsay Health Care Ltd	137	6,972
Sonic Healthcare Ltd	347	6,999
UnitedHealth Group Inc	16	4,704
Universal Health Services Inc	188	26,970
		232,468
Health Care Technology – 0%
Cerner Corp	94	6,899
M3 Inc	100	3,042
		9,941
Hotels, Restaurants & Leisure – 0.4%
Accor SA	365	17,092
Carnival PLC	9	434
Chipotle Mexican Grill Inc*	30	25,113
Compass Group PLC	135	3,379
Crown Resorts Ltd	573	4,828
Darden Restaurants Inc	160	17,442
Flight Centre Travel Group Ltd	13	402
Flutter Entertainment PLC	102	12,396
Galaxy Entertainment Group Ltd	1,000	7,367
McDonald's Corp	616	121,728
MGM China Holdings Ltd	2,800	4,571
Restaurant Brands International Inc	163	10,392
Sands China Ltd	1,200	6,414
Starbucks Corp	86	7,561
Tabcorp Holdings Ltd	3,143	9,989
Whitbread PLC	30	1,925
Yum! Brands Inc	269	27,096
		278,129
Household Durables – 0.2%
DR Horton Inc	400	21,100
Husqvarna AB	878	7,035
Iida Group Holdings Co Ltd	100	1,766
Lennar Corp	337	18,801
Newell Brands Inc	401	7,707
NVR Inc*	10	38,084
Sekisui Chemical Co Ltd	200	3,505
		97,998
Household Products – 0.3%
Church & Dwight Co Inc	55	3,869
Clorox Co	331	50,822
Colgate-Palmolive Co	611	42,061
Henkel AG & Co KGaA	24	2,261
Kimberly-Clark Corp	344	47,317
Lion Corp	100	1,956
Pigeon Corp	100	3,696
Reckitt Benckiser Group PLC	155	12,582
		164,564

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

14	DECEMBER 31, 2019

Janus Henderson Adaptive Global Allocation Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares/Principal/ Contract Amounts		Value
Common Stocks – (continued)
Independent Power and Renewable Electricity Producers – 0%
Electric Power Development Co Ltd	100	$2,436
Uniper SE	439	14,530
		16,966
Industrial Conglomerates – 0.1%
CK Hutchison Holdings Ltd	2,000	19,071
Roper Technologies Inc	45	15,940
Smiths Group PLC	124	2,770
		37,781
Information Technology Services – 0.8%
Akamai Technologies Inc*	710	61,330
Alliance Data Systems Corp	173	19,411
Amadeus IT Group SA	127	10,370
Atos SE	160	13,337
Broadridge Financial Solutions Inc	352	43,486
Capgemini SA	76	9,283
CGI Inc*	76	6,361
Computershare Ltd	710	8,359
DXC Technology Co	303	11,390
Gartner Inc*	97	14,948
Global Payments Inc	195	35,599
International Business Machines Corp	51	6,836
Jack Henry & Associates Inc	517	75,311
Leidos Holdings Inc	117	11,453
NTT Data Corp	100	1,350
PayPal Holdings Inc*	445	48,136
VeriSign Inc*	287	55,299
Western Union Co	2,746	73,538
Worldline SA/France (144A)*	209	14,803
		520,600
Insurance – 0.7%
Aegon NV	359	1,638
Ageas	259	15,303
AIA Group Ltd	1,000	10,498
Allstate Corp	112	12,594
American International Group Inc	804	41,269
Aon PLC	69	14,372
Arthur J Gallagher & Co	381	36,283
Assicurazioni Generali SpA	476	9,821
Assurant Inc	97	12,715
Chubb Ltd	41	6,382
Cincinnati Financial Corp	194	20,399
Direct Line Insurance Group PLC	6,099	25,242
Everest Re Group Ltd	77	21,317
Gjensidige Forsikring ASA	452	9,489
Great-West Lifeco Inc	237	6,071
Hartford Financial Services Group Inc	37	2,248
Insurance Australia Group Ltd	2,549	13,699
Intact Financial Corp	144	15,573
Japan Post Holdings Co Ltd	2,300	21,721
Legal & General Group PLC	283	1,136
Lincoln National Corp	173	10,209
Loews Corp	310	16,272
Mapfre SA	2,986	7,904
Marsh & McLennan Cos Inc	79	8,801
Medibank Pvt Ltd	2,149	4,764
MetLife Inc	118	6,014
MS&AD Insurance Group Holdings Inc	300	9,971
NN Group NV	43	1,631
Poste Italiane SpA (144A)	804	9,126

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson Adaptive Global Allocation Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares/Principal/ Contract Amounts		Value
Common Stocks – (continued)
Insurance – (continued)
Power Corp of Canada	189	$4,869
Progressive Corp	122	8,832
QBE Insurance Group Ltd	976	8,820
RSA Insurance Group PLC	1,496	11,206
Sampo Oyj	130	5,673
SCOR SE	371	15,571
Sony Financial Holdings Inc	400	9,676
Travelers Cos Inc	52	7,121
		444,230
Interactive Media & Services – 0.3%
Alphabet Inc - Class A*	52	69,648
Facebook Inc*	260	53,365
REA Group Ltd	18	1,308
TripAdvisor Inc	427	12,972
Twitter Inc*	2,283	73,170
Z Holdings Corp	100	424
		210,887
Internet & Direct Marketing Retail – 0.3%
Amazon.com Inc*	59	109,023
Booking Holdings Inc*	3	6,161
eBay Inc	1,173	42,357
Expedia Group Inc	41	4,434
Ocado Group PLC*	115	1,948
Rakuten Inc	100	861
		164,784
Leisure Products – 0.1%
Hasbro Inc	564	59,564
Sankyo Co Ltd	100	3,337
		62,901
Life Sciences Tools & Services – 0.1%
Illumina Inc*	33	10,947
IQVIA Holdings Inc*	11	1,700
Lonza Group AG*	13	4,745
Mettler-Toledo International Inc*	15	11,899
PerkinElmer Inc	136	13,206
Waters Corp*	51	11,916
		54,413
Machinery – 0.1%
Alfa Laval AB	216	5,442
ANDRITZ AG	77	3,316
CNH Industrial NV	111	1,219
Dover Corp	83	9,567
Fortive Corp	278	21,236
Hino Motors Ltd	100	1,070
IDEX Corp	75	12,900
Ingersoll-Rand PLC	13	1,728
JTEKT Corp	100	1,198
Kone OYJ	134	8,759
Metso OYJ	121	4,774
MISUMI Group Inc	100	2,506
Nabtesco Corp	100	3,005
Sandvik AB	69	1,346
Schindler Holding AG	34	8,651
Snap-on Inc	37	6,268
Wartsila OYJ Abp	272	3,005
Weir Group PLC	36	720
		96,710
Marine – 0%
Nippon Yusen KK	100	1,823

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

16	DECEMBER 31, 2019

Janus Henderson Adaptive Global Allocation Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares/Principal/ Contract Amounts		Value
Common Stocks – (continued)
Media – 0.4%
Discovery Inc - Class A*	1,251	$40,958
DISH Network Corp*	322	11,421
Eutelsat Communications SA	52	845
Hakuhodo DY Holdings Inc	100	1,627
Interpublic Group of Cos Inc	1,526	35,251
ITV PLC	1,931	3,862
JCDecaux SA	64	1,973
News Corp	3,798	53,704
Omnicom Group Inc	381	30,869
Pearson PLC	460	3,881
Publicis Groupe SA	147	6,654
RTL Group SA	220	10,852
SES SA	82	1,150
Shaw Communications Inc	219	4,444
Singapore Press Holdings Ltd	1,300	2,108
Telenet Group Holding NV	101	4,538
ViacomCBS Inc	1,059	44,446
		258,583
Metals & Mining – 0.3%
Agnico Eagle Mines Ltd	176	10,841
Anglo American PLC	67	1,928
Antofagasta PLC	527	6,399
Barrick Gold Corp	646	12,001
BHP Group Ltd	361	9,858
BlueScope Steel Ltd	287	3,032
Boliden AB	319	8,466
Evraz PLC	2,726	14,586
Fortescue Metals Group Ltd	356	2,670
Franco-Nevada Corp	48	4,957
Freeport-McMoRan Inc	945	12,398
Glencore PLC*	4,628	14,425
Hitachi Metals Ltd	200	2,969
Maruichi Steel Tube Ltd	100	2,835
Newcrest Mining Ltd	387	8,213
Newmont Goldcorp Corp	839	36,455
Nippon Steel Corp	100	1,522
Nucor Corp	156	8,780
Rio Tinto PLC	50	2,982
thyssenkrupp AG	992	13,396
voestalpine AG	16	446
		179,159
Multiline Retail – 0.1%
Dollar Tree Inc*	61	5,737
Dollarama Inc	36	1,237
Harvey Norman Holdings Ltd	516	1,473
Isetan Mitsukoshi Holdings Ltd	200	1,811
J Front Retailing Co Ltd	100	1,408
Kohl's Corp	51	2,598
Macy's Inc	679	11,543
Marks & Spencer Group PLC	2,866	8,104
Next PLC	79	7,343
Nordstrom Inc	247	10,110
Pan Pacific International Holdings Corp	100	1,667
Target Corp	225	28,847
Wesfarmers Ltd	388	11,270
		93,148
Multi-Utilities – 0.1%
AGL Energy Ltd	329	4,739
Atco Ltd/Canada	250	9,583

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Adaptive Global Allocation Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares/Principal/ Contract Amounts		Value
Common Stocks – (continued)
Multi-Utilities – (continued)
Canadian Utilities Ltd	190	$5,732
Consolidated Edison Inc	95	8,595
Dominion Energy Inc	89	7,371
Public Service Enterprise Group Inc	292	17,243
RWE AG	11	337
Sempra Energy	33	4,999
Suez	187	2,828
Veolia Environnement SA	134	3,563
		64,990
Oil, Gas & Consumable Fuels – 1.0%
Apache Corp	163	4,171
BP PLC	4,774	29,818
Cabot Oil & Gas Corp	1,149	20,004
Caltex Australia Ltd	197	4,692
Canadian Natural Resources Ltd	50	1,617
Chevron Corp	11	1,326
Cimarex Energy Co	114	5,984
Concho Resources Inc	87	7,619
ConocoPhillips	660	42,920
Devon Energy Corp	391	10,154
Diamondback Energy Inc	119	11,050
Encana Corp	1,656	7,755
Eni SpA	2,253	34,988
EOG Resources Inc	301	25,212
Equinor ASA	1,178	23,557
Exxon Mobil Corp	158	11,025
Hess Corp	154	10,289
Idemitsu Kosan Co Ltd	100	2,789
Imperial Oil Ltd	488	12,910
Keyera Corp	439	11,502
Kinder Morgan Inc/DE	2,830	59,911
Koninklijke Vopak NV	189	10,245
Lundin Petroleum AB	222	7,547
Marathon Oil Corp	1,352	18,360
Marathon Petroleum Corp	373	22,473
Neste Oyj	405	14,091
Occidental Petroleum Corp	890	36,677
Oil Search Ltd	983	5,000
OMV AG	633	35,556
Origin Energy Ltd	1,097	6,504
Phillips 66	93	10,361
Pioneer Natural Resources Co	154	23,311
Santos Ltd	639	3,667
Suncor Energy Inc	481	15,767
TC Energy Corp	737	39,257
TOTAL SA	347	19,148
Valero Energy Corp	131	12,268
Vermilion Energy Inc	317	5,183
Washington H Soul Pattinson & Co Ltd	207	3,122
Williams Cos Inc	650	15,418
Woodside Petroleum Ltd	302	7,285
		650,533
Paper & Forest Products – 0.1%
Mondi PLC	228	5,352
Stora Enso Oyj	2,329	33,867
UPM-Kymmene Oyj	175	6,067
		45,286
Personal Products – 0%
Coty Inc	442	4,973

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

18	DECEMBER 31, 2019

Janus Henderson Adaptive Global Allocation Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares/Principal/ Contract Amounts		Value
Common Stocks – (continued)
Personal Products – (continued)
Pola Orbis Holdings Inc	100	$2,406
		7,379
Pharmaceuticals – 0.3%
Astellas Pharma Inc	100	1,721
AstraZeneca PLC	152	15,314
Aurora Cannabis Inc*	211	453
Bristol-Myers Squibb Co	339	21,760
Eli Lilly & Co	376	49,418
Merck KGaA	40	4,726
Mitsubishi Tanabe Pharma Corp	200	3,697
Novartis AG	284	26,974
Ono Pharmaceutical Co Ltd	100	2,303
Roche Holding AG	75	24,339
Sanofi	155	15,580
Santen Pharmaceutical Co Ltd	100	1,920
UCB SA	95	7,555
Vifor Pharma AG	200	36,513
		212,273
Professional Services – 0.1%
Bureau Veritas SA	161	4,200
IHS Markit Ltd*	304	22,906
SEEK Ltd	172	2,721
Wolters Kluwer NV	42	3,063
		32,890
Real Estate Management & Development – 0.1%
Aeon Mall Co Ltd	200	3,568
CK Asset Holdings Ltd	500	3,610
Deutsche Wohnen SE	29	1,185
Henderson Land Development Co Ltd	3,000	14,727
Hulic Co Ltd	400	4,845
New World Development Co Ltd	3,000	4,112
Swire Pacific Ltd	1,000	9,292
Swiss Prime Site AG (REG)*	9	1,041
Vonovia SE	11	592
Wharf Holdings Ltd	4,000	10,175
		53,147
Road & Rail – 0.1%
Aurizon Holdings Ltd	2,097	7,695
CSX Corp	136	9,841
Hankyu Hanshin Holdings Inc	100	4,308
MTR Corp Ltd	2,000	11,820
Tokyu Corp	200	3,717
		37,381
Semiconductor & Semiconductor Equipment – 0.2%
Advanced Micro Devices Inc*	833	38,201
Applied Materials Inc	184	11,231
ASM Pacific Technology Ltd	100	1,387
ASML Holding NV	55	16,267
Infineon Technologies AG	313	7,130
Maxim Integrated Products Inc	78	4,798
Microchip Technology Inc	62	6,493
Micron Technology Inc*	170	9,143
NVIDIA Corp	45	10,588
NXP Semiconductors NV	12	1,527
STMicroelectronics NV	480	12,905
Xilinx Inc	384	37,544
		157,214
Software – 0.4%
Adobe Inc*	87	28,693

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson Adaptive Global Allocation Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares/Principal/ Contract Amounts		Value
Common Stocks – (continued)
Software – (continued)
ANSYS Inc*	24	$6,178
Cadence Design Systems Inc*	127	8,809
Citrix Systems Inc	371	41,144
Dassault Systemes SE	80	13,150
Fortinet Inc*	105	11,210
Microsoft Corp	25	3,943
NortonLifeLock Inc	1,157	29,527
Open Text Corp	1,056	46,538
Oracle Corp	374	19,815
Sage Group PLC	919	9,116
Salesforce.Com Inc*	93	15,126
Synopsys Inc*	39	5,429
Temenos AG (REG)*	128	20,266
		258,944
Specialty Retail – 0.3%
Advance Auto Parts Inc	54	8,649
AutoZone Inc*	34	40,505
CarMax Inc*	125	10,959
Gap Inc	606	10,714
Kingfisher PLC	3,736	10,737
L Brands Inc	397	7,194
O'Reilly Automotive Inc*	14	6,136
Ross Stores Inc	166	19,326
TJX Cos Inc	111	6,778
Tractor Supply Co	449	41,955
Ulta Beauty Inc*	136	34,427
		197,380
Technology Hardware, Storage & Peripherals – 2.9%
Apple Inc	6,390	1,876,423
Brother Industries Ltd	100	2,090
FUJIFILM Holdings Corp	100	4,814
Hewlett Packard Enterprise Co	450	7,137
Konica Minolta Inc	100	656
NEC Corp	100	4,161
NetApp Inc	200	12,450
Ricoh Co Ltd	300	3,292
Seagate Technology PLC	106	6,307
Seiko Epson Corp	100	1,523
Western Digital Corp	10	635
		1,919,488
Textiles, Apparel & Luxury Goods – 2.2%
adidas AG	21	6,826
Burberry Group PLC	27	788
Capri Holdings Ltd*	387	14,764
Cie Financiere Richemont SA	36	2,830
EssilorLuxottica SA	39	5,940
Gildan Activewear Inc	33	976
Hanesbrands Inc	1,343	19,944
Hermes International	2	1,494
HUGO BOSS AG	71	3,445
Kering SA	11	7,220
Moncler SpA	50	2,247
NIKE Inc	13,319	1,349,348
Puma SE	43	3,296
PVH Corp	145	15,247
Ralph Lauren Corp	98	11,488
Swatch Group AG	5	1,395
Tapestry Inc	452	12,190

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

20	DECEMBER 31, 2019

Janus Henderson Adaptive Global Allocation Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares/Principal/ Contract Amounts		Value
Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – (continued)
Under Armour Inc*	454	$9,806
		1,469,244
Tobacco – 0.1%
Altria Group Inc	147	7,337
British American Tobacco PLC	6	257
Imperial Brands PLC	207	5,124
Japan Tobacco Inc	1,100	24,630
Philip Morris International Inc	386	32,845
Swedish Match AB	124	6,394
		76,587
Trading Companies & Distributors – 0%
Brenntag AG	18	979
Bunzl PLC	128	3,501
Sumitomo Corp	100	1,495
Toyota Tsusho Corp	100	3,553
WW Grainger Inc	51	17,265
		26,793
Transportation Infrastructure – 0%
Aena SME SA (144A)	21	4,016
Aeroports de Paris	15	2,963
Getlink SE	555	9,655
Sydney Airport	589	3,579
Transurban Group	448	4,686
		24,899
Water Utilities – 0%
American Water Works Co Inc	22	2,703
United Utilities Group PLC	419	5,235
		7,938
Wireless Telecommunication Services – 0.1%
1&1 Drillisch AG	71	1,822
KDDI Corp	100	2,994
NTT DOCOMO Inc	200	5,593
Rogers Communications Inc	239	11,869
Tele2 AB	87	1,262
T-Mobile US Inc*	897	70,343
Vodafone Group PLC	687	1,335
		95,218
Total Common Stocks (cost $13,544,849)		14,294,478
Preferred Stocks – 0%
Automobiles – 0%
Porsche Automobil Holding SE	25	1,869
Volkswagen AG	20	3,953
		5,822
Chemicals – 0%
Fuchs Petrolub SE	160	7,925
Total Preferred Stocks (cost $11,945)		13,747
Investment Companies – 74.9%
Exchange-Traded Funds (ETFs) – 74.9%
Invesco QQQ Trust Series 1	15,909	3,382,412
iShares 20+ Year Treasury Bond	10,526	1,426,062
iShares 7-10 Year Treasury Bond	1,968	216,913
iShares Agency Bond	1,482	171,290
iShares FTSE/Xinhua China 25 Index Fund	36,387	1,587,565
iShares iBoxx $ High Yield Corporate Bond	9,674	850,732
iShares iBoxx $ Investment Grade Corporate Bond	4,175	534,233
iShares MSCI Canada	29,294	875,598
iShares MSCI Spain Index Fund#	12,223	353,489
Nomura - TOPIX	72,409	1,188,377

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	21

Janus Henderson Adaptive Global Allocation Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares/Principal/ Contract Amounts		Value
Investment Companies – (continued)
Exchange-Traded Funds (ETFs) – (continued)
Vanguard Australian Shares Index	989	$59,292
Vanguard FTSE All-World ex-US	168,806	9,073,307
Vanguard FTSE Emerging Markets	91,718	4,078,699
Vanguard FTSE Europe	79,853	4,679,386
Vanguard FTSE Pacific	59,997	4,174,591
Vanguard Growth	1,226	223,340
Vanguard High Dividend Yield	18,999	1,780,396
Vanguard International High Dividend Yield	40,822	2,608,118
Vanguard Long-Term Corporate Bond	7,627	773,073
Vanguard Mid-Cap	11,466	2,043,012
Vanguard Mortgage-Backed Securities	2,434	129,416
Vanguard S&P 500	14,695	4,346,781
Vanguard Small-Cap	884	146,426
Vanguard Total International Bond	41,359	2,340,092
Vanguard Value	16,908	2,026,424
Total Investment Companies (cost $44,609,904)		49,069,024
U.S. Government Agency Notes – 2.8%
Federal Home Loan Bank Discount Notes:
0%, 1/2/20◊ (cost $1,799,900)	$1,800,000	1,800,000
Investments Purchased with Cash Collateral from Securities Lending – 0.4%
Investment Companies – 0.3%
Janus Henderson Cash Collateral Fund LLC, 1.4338%ºº,£	219,082	219,082
Time Deposits – 0.1%
Canadian Imperial Bank of Commerce, 1.6000%, 1/2/20	$54,770	54,770
Total Investments Purchased with Cash Collateral from Securities Lending (cost $273,852)		273,852
OTC Purchased Options – Calls – 0.1%
Counterparty/Reference Asset
Bank of America:
CBOE Volatility Index (VIX),
Notional amount $439,582, premiums paid $68,730, unrealized depreciation $(40,994), exercise price $17.00, expires 1/22/20* (premiums paid $68,730)	319	27,736
OTC Purchased Options – Puts – 0%
Counterparty/Reference Asset
Bank of America:
Standard & Poors 500 Index,
Notional amount $3,553,858, premiums paid $52,217, unrealized depreciation $(46,359), exercise price $3,070.00, expires 1/17/20* (premiums paid $52,217)	11	5,858
Total Investments (total cost $60,361,397) – 100.0%		65,484,695
Cash, Receivables and Other Assets, net of Liabilities – 0%		24,911
Net Assets – 100%		$65,509,606

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

22	DECEMBER 31, 2019

Janus Henderson Adaptive Global Allocation Fund

Schedule of Investments (unaudited)

December 31, 2019

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$58,732,867	89.7%
Japan	1,610,606	2.5
China	1,587,565	2.4
Canada	1,192,723	1.8
United Kingdom	321,819	0.5
Australia	318,963	0.5
France	291,205	0.4
Switzerland	243,864	0.4
Germany	218,392	0.3
Hong Kong	212,439	0.3
Spain	151,022	0.2
Finland	122,348	0.2
Italy	114,288	0.2
Sweden	81,099	0.1
Norway	72,163	0.1
Netherlands	61,150	0.1
Singapore	60,456	0.1
Austria	45,044	0.1
Belgium	34,286	0.1
Ireland	12,396	0.0

Total	$65,484,695	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/19
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Investment Companies - 0.3%
Janus Henderson Cash Collateral Fund LLC, 1.4338%ºº	$17,819∆	$-	$-	$219,082

	Share Balance at 6/30/19	Purchases	Sales	Share Balance at 12/31/19
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Investment Companies - 0.3%
Janus Henderson Cash Collateral Fund LLC, 1.4338%ºº	3,527,475	44,557,494	(47,865,887)	219,082

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	23

Janus Henderson Adaptive Global Allocation Fund

Schedule of Investments (unaudited)

December 31, 2019

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
HSBC Securities (USA), Inc.:
Australian Dollar	2/27/20	(1,240,910)	$848,234	$(23,588)
Canadian Dollar	2/27/20	(2,273,000)	1,724,477	(26,584)
Euro	2/27/20	(2,516,663)	2,806,396	(26,013)
Total				$(76,185)

Schedule of Futures

Description	Number of Contracts	Expiration Date	Value and Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)
Futures Purchased:
10-Year US Treasury Note	63	3/20/20	$8,090,578	$(75,797)	$(6,891)

Schedule of OTC Written Options
Counterparty/ Reference Asset	Number of Contracts	Exercise Price	Expiration Date	Notional Amount	Premiums Received	Unrealized Appreciation/ (Depreciation)	Options Written, at Value

Written Call Options:

Bank of America:

CBOE Volatility Index (VIX)	319	24.00	USD	1/22/20	$(439,582)	$28,739	$19,224	$(9,515)

Written Put Options:

Bank of America:

Standard & Poors 500 Index	11	2,850.00	USD	1/17/20	3,553,858	15,587	14,751	(836)
Total OTC Written Options						$44,326	$33,975	$(10,351)

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

24	DECEMBER 31, 2019

Janus Henderson Adaptive Global Allocation Fund

Schedule of Investments (unaudited)

December 31, 2019

The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of December 31, 2019.

Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of December 31, 2019

	Currency Contracts	Equity Contracts	Interest Rate Contracts	Total
Asset Derivatives:
Purchased options, at value	$ -	$ 33,594	$ -	$33,594

Liability Derivatives:
Forward foreign currency exchange contracts	$ 76,185	$ -	$ -	$76,185
Options written, at value	-	10,351	-	10,351
Variation margin payable	-	-	6,891	6,891

Total Liability Derivatives	$ 76,185	$ 10,351	$ 6,891	$93,427

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended December 31, 2019.

The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended December 31, 2019

Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Currency Contracts	Equity Contracts	Interest Rate Contracts	Total
Futures contracts	$ -	$(301,551)	$ 50,712	$(250,839)
Forward foreign currency exchange contracts	(8,225)	-	-	(8,225)
Purchased options contracts	-	(46,829)	-	(46,829)
Written options contracts	-	60,865	-	60,865

Total	$ (8,225)	$(287,515)	$ 50,712	$(245,028)

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Currency Contracts	Equity Contracts	Interest Rate Contracts	Total
Futures contracts	$ -	$ 24,700	$ (75,797)	$ (51,097)
Forward foreign currency exchange contracts	(59,110)	-	-	(59,110)
Purchased options contracts	-	(87,353)	-	(87,353)
Written options contracts	-	31,106	-	31,106

Total	$(59,110)	$ (31,547)	$ (75,797)	$(166,454)

Please see the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation" sections of the Fund’s Statement of Operations.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	25

Janus Henderson Adaptive Global Allocation Fund

Schedule of Investments (unaudited)

December 31, 2019

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended December 31, 2019

Market Value(a)
Forward foreign currency exchange contracts, sold	$ 3,505,056
Futures contracts, purchased	12,481,156
Futures contracts, sold	10,195,757
Purchased options contracts, call	18,590
Purchased options contracts, put	5,801
Written options contracts, call	3,464
Written options contracts, put	1,425

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount sold.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

26	DECEMBER 31, 2019

Janus Henderson Adaptive Global Allocation Fund

Notes to Schedule of Investments and Other Information (unaudited)

Adaptive Global Allocation 60/40 Index (Hedged)

Adaptive Global Allocation 60/40 Index (Hedged) is an internally-calculated, hypothetical combination of total returns from the MSCI All Country World IndexSM (60%) and the Bloomberg Barclays Global Aggregate Bond Index (USD Hedged) (40%).

Bloomberg Barclays Global Aggregate Bond Index (USD Hedged)	Bloomberg Barclays Global Aggregate Bond Index (USD Hedged) is a broad-based measure of the global investment grade fixed-rate debt markets.
MSCI All Country World IndexSM	MSCI All Country World IndexSM reflects the equity market performance of global developed and emerging markets.

ADR	American Depositary Receipt
CDI	Clearing House Electronic Subregister System Depositary Interest
LLC	Limited Liability Company
OTC	Over-the-Counter
PLC	Public Limited Company
REG	Registered

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2019 is $32,976, which represents 0.1% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2019.

#	Loaned security; a portion of the security is on loan at December 31, 2019.

◊	Zero coupon bond.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

Janus Investment Fund	27

Janus Henderson Adaptive Global Allocation Fund

Notes to Schedule of Investments and Other Information (unaudited)

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2019. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$14,294,478	$-	$-
Preferred Stocks	-	13,747	-
Investment Companies	49,069,024	-	-
U.S. Government Agency Notes	-	1,800,000	-
Investments Purchased with Cash Collateral from Securities Lending	-	273,852	-
OTC Purchased Options – Calls	-	27,736	-
OTC Purchased Options – Puts	-	5,858	-
Total Assets	$63,363,502	$2,121,193	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$76,185	$-
Options Written, at Value	-	10,351	-
Variation Margin Payable	6,891	-	-
Total Liabilities	$6,891	$86,536	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

28	DECEMBER 31, 2019

Janus Henderson Adaptive Global Allocation Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2019

See footnotes at the end of the Statement.

Assets:
Unaffiliated investments, at value(1)(2)	$65,232,019
Affiliated investments, at value(3)	219,082
Purchased options, at value(4)	33,594
Cash	1,859,096
Deposits with brokers for futures	620,000
Non-interested Trustees' deferred compensation	1,683
Receivables:
Fund shares sold	6,961,849
Dividends	24,646
Foreign tax reclaims	5,482
Other assets	5,419
Total Assets	74,962,870
Liabilities:
Collateral for securities loaned (Note 3)	273,852
Forward foreign currency exchange contracts	76,185
Options written, at value(5)	10,351
Closed foreign currency contracts	17,043
Variation margin payable	6,891
Payables:	—
Fund shares repurchased	7,093,942
Investments purchased	1,806,806
Professional fees	38,080
Advisory fees	22,077
Custodian fees	8,852
Transfer agent fees and expenses	3,602
12b-1 Distribution and shareholder servicing fees	1,954
Non-interested Trustees' deferred compensation fees	1,683
Affiliated fund administration fees payable	144
Non-interested Trustees' fees and expenses	86
Accrued expenses and other payables	91,716
Total Liabilities	9,453,264
Net Assets	$65,509,606

See Notes to Financial Statements.

Janus Investment Fund	29

Janus Henderson Adaptive Global Allocation Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2019

Net Assets Consist of:
Capital (par value and paid-in surplus)	$61,769,839
Total distributable earnings (loss)	3,739,767
Total Net Assets	$65,509,606
Net Assets - Class A Shares	$864,245
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	82,479
Net Asset Value Per Share(6)	$10.48
Maximum Offering Price Per Share(7)	$11.12
Net Assets - Class C Shares	$1,710,117
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	163,113
Net Asset Value Per Share(6)	$10.48
Net Assets - Class D Shares	$2,919,018
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	277,714
Net Asset Value Per Share	$10.51
Net Assets - Class I Shares	$10,043,569
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	955,345
Net Asset Value Per Share	$10.51
Net Assets - Class N Shares	$47,254,357
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	4,488,750
Net Asset Value Per Share	$10.53
Net Assets - Class S Shares	$1,354,174
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	128,687
Net Asset Value Per Share	$10.52
Net Assets - Class T Shares	$1,364,126
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	129,895
Net Asset Value Per Share	$10.50

(1) Includes cost of $60,021,368.

(2) Includes $266,396 of securities on loan. See Note 3 in Notes to Financial Statements.

(3) Includes cost of $219,082.

(4) Premiums paid of $120,947.

(5) Premiums received $44,326.

(6) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

(7) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

30	DECEMBER 31, 2019

Janus Henderson Adaptive Global Allocation Fund

Statement of Operations (unaudited)

For the period ended December 31, 2019

Investment Income:
Dividends	$941,678
Interest	22,056
Affiliated securities lending income, net	17,819
Other income	3,763
Foreign tax withheld	(5,665)
Total Investment Income	979,651
Expenses:
Advisory fees	258,660
12b-1 Distribution and shareholder servicing fees:
Class A Shares	1,728
Class C Shares	2,164
Class S Shares	36
Transfer agent administrative fees and expenses:
Class D Shares	1,671
Class S Shares	1,639
Class T Shares	1,656
Transfer agent networking and omnibus fees:
Class A Shares	1,005
Class C Shares	127
Class I Shares	4,329
Other transfer agent fees and expenses:
Class A Shares	81
Class C Shares	63
Class D Shares	189
Class I Shares	331
Class N Shares	679
Class S Shares	11
Class T Shares	13
Non-affiliated fund administration fees	46,631
Registration fees	30,217
Professional fees	27,651
Custodian fees	5,190
Shareholder reports expense	1,105
Affiliated fund administration fees	863
Non-interested Trustees’ fees and expenses	830
Other expenses	907
Total Expenses	387,776
Less: Excess Expense Reimbursement and Waivers	(132,084)
Net Expenses	255,692
Net Investment Income/(Loss)	723,959

See Notes to Financial Statements.

Janus Investment Fund	31

Janus Henderson Adaptive Global Allocation Fund

Statement of Operations (unaudited)

For the period ended December 31, 2019

Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$349,178
Purchased options contracts	(46,829)
Forward foreign currency exchange contracts	(8,225)
Futures contracts	(250,839)
Written options contracts	60,865
Total Net Realized Gain/(Loss) on Investments	104,150
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and non-interested Trustees’ deferred compensation	1,815,185
Purchased options contracts	(87,353)
Forward foreign currency exchange contracts	(59,110)
Futures contracts	(51,097)
Written options contracts	31,106
Total Change in Unrealized Net Appreciation/Depreciation	1,648,731
Net Increase/(Decrease) in Net Assets Resulting from Operations	$2,476,840

See Notes to Financial Statements.

32	DECEMBER 31, 2019

Janus Henderson Adaptive Global Allocation Fund

Statements of Changes in Net Assets

	Period ended December 31, 2019 (unaudited)	Year ended June 30, 2019

Operations:
Net investment income/(loss)	$723,959	$1,551,971
Net realized gain/(loss) on investments	104,150	(571,150)
Change in unrealized net appreciation/depreciation	1,648,731	2,220,426
Net Increase/(Decrease) in Net Assets Resulting from Operations	2,476,840	3,201,247
Dividends and Distributions to Shareholders
Class A Shares	(18,590)	(120,007)
Class C Shares	(34,187)	(69,592)
Class D Shares	(61,068)	(118,346)
Class I Shares	(239,483)	(756,351)
Class N Shares	(1,058,964)	(2,436,252)
Class S Shares	(28,724)	(56,970)
Class T Shares	(29,914)	(116,855)
Net Decrease from Dividends and Distributions to Shareholders	(1,470,930)	(3,674,373)
Capital Share Transactions:
Class A Shares	(1,673,609)	1,850,471
Class C Shares	(93,424)	169,585
Class D Shares	58,171	331,054
Class I Shares	(5,134,216)	5,124,748
Class N Shares	420,017	(5,503,928)
Class S Shares	28,764	50,241
Class T Shares	16,083	(1,209,569)
Net Increase/(Decrease) from Capital Share Transactions	(6,378,214)	812,602
Net Increase/(Decrease) in Net Assets	(5,372,304)	339,476
Net Assets:
Beginning of period	70,881,910	70,542,434
End of period	$65,509,606	$70,881,910

See Notes to Financial Statements.

Janus Investment Fund	33

Janus Henderson Adaptive Global Allocation Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year or period ended June 30	2019	2019	2018	2017	2016	2015(1)
Net Asset Value, Beginning of Period	$10.32	$10.43	$10.55	$9.49	$9.69	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.08	0.22	0.13	0.09	0.05	0.01
Net realized and unrealized gain/(loss)	0.31	0.17	0.55	1.06	(0.23)	(0.32)
Total from Investment Operations	0.39	0.39	0.68	1.15	(0.18)	(0.31)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.22)	(0.09)	(0.18)	(0.09)	(0.02)	—
Distributions (from capital gains)	(0.01)	(0.41)	(0.62)	—	—	—
Total Dividends and Distributions	(0.23)	(0.50)	(0.80)	(0.09)	(0.02)	—
Net Asset Value, End of Period	$10.48	$10.32	$10.43	$10.55	$9.49	$9.69
Total Return*	3.79%	4.22%	6.27%	12.17%	(1.85)%	(3.10)%
Net Assets, End of Period (in thousands)	$864	$2,567	$766	$743	$571	$485
Average Net Assets for the Period (in thousands)	$1,722	$2,179	$777	$609	$530	$496
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.58%	1.69%	1.63%	1.52%	1.54%	13.45%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.02%	0.96%	1.01%	1.07%	1.09%	1.07%
Ratio of Net Investment Income/(Loss)	1.62%	2.14%	1.24%	0.86%	0.55%	5.04%
Portfolio Turnover Rate	92%	268%	440%	302%(3)	122%	10%

Class C Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year or period ended June 30	2019	2019	2018	2017	2016	2015(1)
Net Asset Value, Beginning of Period	$10.30	$10.35	$10.48	$9.44	$9.69	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.10	0.17	0.06	0.01	(0.01)	0.01
Net realized and unrealized gain/(loss)	0.30	0.20	0.54	1.05	(0.23)	(0.32)
Total from Investment Operations	0.40	0.37	0.60	1.06	(0.24)	(0.31)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.21)	(0.01)	(0.11)	(0.02)	(0.01)	—
Distributions (from capital gains)	(0.01)	(0.41)	(0.62)	—	—	—
Total Dividends and Distributions	(0.22)	(0.42)	(0.73)	(0.02)	(0.01)	—
Net Asset Value, End of Period	$10.48	$10.30	$10.35	$10.48	$9.44	$9.69
Total Return*	3.83%	3.96%	5.58%	11.21%	(2.52)%	(3.10)%
Net Assets, End of Period (in thousands)	$1,710	$1,778	$1,603	$1,225	$1,046	$24
Average Net Assets for the Period (in thousands)	$1,661	$1,695	$1,448	$1,112	$827	$25
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.52%	1.88%	2.34%	2.27%	2.29%	14.19%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.99%	1.14%	1.75%	1.83%	1.84%	1.82%
Ratio of Net Investment Income/(Loss)	1.93%	1.71%	0.54%	0.05%	(0.06)%	4.29%
Portfolio Turnover Rate	92%	268%	440%	302%(3)	122%	10%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from June 23, 2015 (inception date) through June 30, 2015.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) The increase in the portfolio turnover rate was due to a restructuring of the Fund’s portfolio as a result of a change in its principal investment strategies.

See Notes to Financial Statements.

34	DECEMBER 31, 2019

Janus Henderson Adaptive Global Allocation Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year or period ended June 30	2019	2019	2018	2017	2016	2015(1)
Net Asset Value, Beginning of Period	$10.33	$10.43	$10.54	$9.49	$9.70	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.11	0.20	0.15	0.09	0.06	0.01
Net realized and unrealized gain/(loss)	0.30	0.20	0.55	1.05	(0.25)	(0.31)
Total from Investment Operations	0.41	0.40	0.70	1.14	(0.19)	(0.30)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.22)	(0.09)	(0.19)	(0.09)	(0.02)	—
Distributions (from capital gains)	(0.01)	(0.41)	(0.62)	—	—	—
Total Dividends and Distributions	(0.23)	(0.50)	(0.81)	(0.09)	(0.02)	—
Net Asset Value, End of Period	$10.51	$10.33	$10.43	$10.54	$9.49	$9.70
Total Return*	3.93%	4.31%	6.51%	12.13%	(1.93)%	(3.00)%
Net Assets, End of Period (in thousands)	$2,919	$2,813	$2,480	$1,619	$1,285	$102
Average Net Assets for the Period (in thousands)	$2,779	$2,564	$2,139	$1,435	$973	$64
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.33%	1.43%	1.84%	2.01%	2.59%	20.64%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.84%	0.85%	0.86%	0.96%	1.10%	0.98%
Ratio of Net Investment Income/(Loss)	2.10%	1.97%	1.39%	0.94%	0.69%	5.03%
Portfolio Turnover Rate	92%	268%	440%	302%(3)	122%	10%

Class I Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year or period ended June 30	2019	2019	2018	2017	2016	2015(1)
Net Asset Value, Beginning of Period	$10.35	$10.46	$10.57	$9.51	$9.69	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.10	0.21	0.19	0.17	0.09	0.01
Net realized and unrealized gain/(loss)	0.31	0.19	0.52	1.00	(0.24)	(0.32)
Total from Investment Operations	0.41	0.40	0.71	1.17	(0.15)	(0.31)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.24)	(0.10)	(0.20)	(0.11)	(0.03)	—
Distributions (from capital gains)	(0.01)	(0.41)	(0.62)	—	—	—
Total Dividends and Distributions	(0.25)	(0.51)	(0.82)	(0.11)	(0.03)	—
Net Asset Value, End of Period	$10.51	$10.35	$10.46	$10.57	$9.51	$9.69
Total Return*	3.94%	4.33%	6.57%	12.42%	(1.55)%	(3.10)%
Net Assets, End of Period (in thousands)	$10,044	$15,008	$9,959	$4,596	$1,090	$48
Average Net Assets for the Period (in thousands)	$13,526	$14,537	$4,830	$1,802	$854	$50
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.14%	1.35%	1.38%	1.40%	1.28%	13.19%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.77%	0.77%	0.79%	0.80%	0.83%	0.82%
Ratio of Net Investment Income/(Loss)	1.84%	2.12%	1.75%	1.69%	0.94%	5.29%
Portfolio Turnover Rate	92%	268%	440%	302%(3)	122%	10%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from June 23, 2015 (inception date) through June 30, 2015.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) The increase in the portfolio turnover rate was due to a restructuring of the Fund’s portfolio as a result of a change in its principal investment strategies.

See Notes to Financial Statements.

Janus Investment Fund	35

Janus Henderson Adaptive Global Allocation Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year or period ended June 30	2019	2019	2018	2017	2016	2015(1)
Net Asset Value, Beginning of Period	$10.35	$10.46	$10.56	$9.51	$9.70	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.11	0.21	0.16	0.10	0.07	0.01
Net realized and unrealized gain/(loss)	0.31	0.20	0.56	1.06	(0.23)	(0.31)
Total from Investment Operations	0.42	0.41	0.72	1.16	(0.16)	(0.30)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.23)	(0.11)	(0.20)	(0.11)	(0.03)	—
Distributions (from capital gains)	(0.01)	(0.41)	(0.62)	—	—	—
Total Dividends and Distributions	(0.24)	(0.52)	(0.82)	(0.11)	(0.03)	—
Net Asset Value, End of Period	$10.53	$10.35	$10.46	$10.56	$9.51	$9.70
Total Return*	4.08%	4.36%	6.72%	12.43%	(1.65)%	(3.00)%
Net Assets, End of Period (in thousands)	$47,254	$46,087	$51,921	$48,806	$48,423	$53,702
Average Net Assets for the Period (in thousands)	$45,951	$49,849	$52,068	$48,134	$49,786	$9,234
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.06%	1.26%	1.27%	1.24%	1.27%	67.74%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.71%	0.70%	0.73%	0.81%	0.83%	0.82%
Ratio of Net Investment Income/(Loss)	2.22%	2.10%	1.52%	1.03%	0.73%	6.84%
Portfolio Turnover Rate	92%	268%	440%	302%(3)	122%	10%

Class S Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year or period ended June 30	2019	2019	2018	2017	2016	2015(1)
Net Asset Value, Beginning of Period	$10.35	$10.42	$10.53	$9.48	$9.69	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.11	0.20	0.12	0.07	0.05	0.01
Net realized and unrealized gain/(loss)	0.29	0.20	0.55	1.06	(0.24)	(0.32)
Total from Investment Operations	0.40	0.40	0.67	1.13	(0.19)	(0.31)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.22)	(0.06)	(0.16)	(0.08)	(0.02)	—
Distributions (from capital gains)	(0.01)	(0.41)	(0.62)	—	—	—
Total Dividends and Distributions	(0.23)	(0.47)	(0.78)	(0.08)	(0.02)	—
Net Asset Value, End of Period	$10.52	$10.35	$10.42	$10.53	$9.48	$9.69
Total Return*	3.86%	4.33%	6.24%	11.95%	(1.99)%	(3.10)%
Net Assets, End of Period (in thousands)	$1,354	$1,303	$1,256	$1,183	$1,057	$24
Average Net Assets for the Period (in thousands)	$1,296	$1,258	$1,267	$1,110	$831	$25
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.54%	1.79%	1.83%	1.75%	1.78%	13.69%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.84%	0.89%	1.11%	1.17%	1.24%	1.32%
Ratio of Net Investment Income/(Loss)	2.10%	1.92%	1.14%	0.70%	0.53%	4.79%
Portfolio Turnover Rate	92%	268%	440%	302%(3)	122%	10%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from June 23, 2015 (inception date) through June 30, 2015.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) The increase in the portfolio turnover rate was due to a restructuring of the Fund’s portfolio as a result of a change in its principal investment strategies.

See Notes to Financial Statements.

36	DECEMBER 31, 2019

Janus Henderson Adaptive Global Allocation Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year or period ended June 30	2019	2019	2018	2017	2016	2015(1)
Net Asset Value, Beginning of Period	$10.33	$10.43	$10.55	$9.50	$9.69	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.11	0.19	0.14	0.09	0.07	0.01
Net realized and unrealized gain/(loss)	0.30	0.20	0.55	1.06	(0.24)	(0.32)
Total from Investment Operations	0.41	0.39	0.69	1.15	(0.17)	(0.31)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.23)	(0.08)	(0.19)	(0.10)	(0.02)	—
Distributions (from capital gains)	(0.01)	(0.41)	(0.62)	—	—	—
Total Dividends and Distributions	(0.24)	(0.49)	(0.81)	(0.10)	(0.02)	—
Net Asset Value, End of Period	$10.50	$10.33	$10.43	$10.55	$9.50	$9.69
Total Return*	3.93%	4.23%	6.40%	12.17%	(1.72)%	(3.10)%
Net Assets, End of Period (in thousands)	$1,364	$1,327	$2,557	$2,291	$1,085	$48
Average Net Assets for the Period (in thousands)	$1,310	$2,521	$2,635	$1,204	$856	$50
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.53%	1.62%	1.54%	1.51%	1.53%	13.44%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.89%	0.90%	0.92%	0.94%	1.00%	1.07%
Ratio of Net Investment Income/(Loss)	2.05%	1.90%	1.30%	0.95%	0.77%	5.04%
Portfolio Turnover Rate	92%	268%	440%	302%(3)	122%	10%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from June 23, 2015 (inception date) through June 30, 2015.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) The increase in the portfolio turnover rate was due to a restructuring of the Fund’s portfolio as a result of a change in its principal investment strategies.

See Notes to Financial Statements.

Janus Investment Fund	37

Janus Henderson Adaptive Global Allocation Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Adaptive Global Allocation Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 47 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks total return through growth of capital and income. The Fund is classified as nondiversified, as defined in the 1940 Act.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares. Class D Shares are closed to certain new investors.

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Funds have adopted an auto-conversion policy pursuant to which Class C Shares that have been held for ten years will be automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the tenth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund will rely on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares. Please contact your financial intermediary for additional information.

Class D Shares are generally no longer being made available to new investors who do not already have a direct account with the Janus Henderson funds. Class D Shares are available only to investors who hold accounts directly with the Janus Henderson funds, to immediate family members or members of the same household of an eligible individual investor, and to existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, Janus Capital Management LLC (“Janus Capital”), or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Distributors LLC dba Janus Henderson Distributors (“Janus Henderson Distributors”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory

38	DECEMBER 31, 2019

Janus Henderson Adaptive Global Allocation Fund

Notes to Financial Statements (unaudited)

programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service

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Notes to Financial Statements (unaudited)

approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

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Notes to Financial Statements (unaudited)

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or the Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended December 31, 2019 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or

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Notes to Financial Statements (unaudited)

other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital's ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE

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Notes to Financial Statements (unaudited)

shall be used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to take a negative outlook on the related currency. These forward contracts seek to increase exposure to currency risk.

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

Futures Contracts

A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Fund is subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts on commodities are valued at the settlement price on valuation date on the commodities exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. In the event that foreign futures trade when the foreign equity markets are closed, the last foreign futures trade price shall be used.

Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.

Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund’s futures commission merchant.

With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

During the period, the Fund purchased interest rate futures to increase exposure to interest rate risk.

During the period, the Fund sold interest rate futures to decrease exposure to interest rate risk.

During the period, the Fund purchased futures on equity indices to increase exposure to equity risk.

During the period, the Fund sold futures on equity indices to decrease exposure to equity risk.

Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price on or before a specified date. The purchaser pays a premium to the seller for this right. The seller has the corresponding obligation to sell or buy a financial instrument if the purchaser (owner) "exercises" the option. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid. Upon expiration, or closing of the option transaction, a realized gain or loss is reported on the Statement of Operations (if applicable). The difference between the premium paid/received and the market value of the option is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported on the Statement of Operations (if applicable). Option contracts are typically valued using an approved vendor’s option valuation model. To the extent reliable market quotations are available, option contracts are valued using

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Notes to Financial Statements (unaudited)

market quotations. In cases when an approved vendor cannot provide coverage for an option and there is no reliable market quotation, a broker quotation or an internal valuation using the Black-Scholes model, the Cox-Rubinstein Binomial Option Pricing Model, or other appropriate option pricing model is used. Certain options contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities as “Variation margin receivable” or “Variation margin payable” (if applicable).

The Fund may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Fund generally invests in options to hedge against adverse movements in the value of portfolio holdings. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund’s hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. The Fund may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing its investment objective through its investments in options contracts.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Fund to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

The Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. The Fund may purchase call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund. The risk in buying options is that the Fund pays a premium whether or not the options are exercised. Options purchased are reported in the Schedule of Investments (if applicable).

During the period, the Fund purchased call options on various equity indices for the purpose of increasing exposure to broad equity risk.

During the period, the Fund purchased put options on various equity indices for the purpose of decreasing exposure to broad equity risk.

In writing an option, the Fund bears the risk of an unfavorable change in the price of the security underlying the written option. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. Options written are reported as a liability on the Statement of Assets and Liabilities as “Options written, at value” (if applicable). The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Fund pays a premium whether or not the options are exercised. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

During the period, the Fund wrote call options on various equity indices for the purpose of decreasing exposure to broad equity risk.

During the period, the Fund wrote put options on various equity indices for the purpose of increasing exposure to broad equity risk.

3. Other Investments and Strategies

Additional Investment Risk

In the aftermath of the 2007-2008 financial crisis, the financial sector experienced reduced liquidity in credit and other fixed-income markets, and an unusually high degree of volatility, both domestically and internationally. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. For example, the enactment of the Dodd-Frank Act in 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers,

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Notes to Financial Statements (unaudited)

over-the-counter derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (commonly known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will conclude, or how financial markets will react.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Exchange-Traded and Mutual Funds

The Fund may invest in exchange-traded funds (“ETFs”) and mutual funds to gain exposure to a particular portion of the market. ETFs are typically open-end investment companies, which may seek to track the performance of a specific index or be actively managed. ETFs are traded on a national securities exchange at market prices that may vary from the net asset value of their underlying investments. Accordingly, there may be times when an ETF trades at a premium or discount. When the Fund invests in an ETF or mutual fund, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's or mutual fund’s expenses. As a result, the cost of investing in the Fund may be higher than the cost of investing directly in ETFs or mutual funds and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs also involve the risk that an active trading market for an ETF's shares may not develop or be maintained. Similarly, because the value of ETF shares depends on the demand in the market, the Fund may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect the Fund’s performance. In addition, ETFs that track particular indices may be unable to match the performance

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Notes to Financial Statements (unaudited)

of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities. Because the Fund may invest in a broad range of ETFs and mutual funds, such risks may include, but are not limited to, leverage risk, foreign exposure risk, interest rate risk, emerging markets risk, fixed-income risk, and commodity-linked investments risk. The Fund is also subject to the risks associated with the securities in which the ETF or mutual fund invests.

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.

The following tables present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of December 31, 2019” table located in the Fund’s Schedule of Investments.

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

Bank of America	$33,594	$(10,351)	$—	$23,243
JPMorgan Chase Bank, National Association	266,396	—	(266,396)	—

Total	$299,990	$(10,351)	$(266,396)	$23,243
Offsetting of Financial Liabilities and Derivative Liabilities

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Liabilities	or Liability(a)	Pledged(b)	Net Amount

Bank of America	$10,351	$(10,351)	$—	$—
HSBC Securities (USA), Inc.	76,185	—	—	76,185

Total	$86,536	$(10,351)	$—	$76,185
(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Non-Custodial Securities Lending Agreement. For

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Notes to Financial Statements (unaudited)

financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. Securities on loan will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. See “Securities Lending” in the “Notes to Financial Statements” for additional information.

The Fund generally does not exchange collateral on its forward foreign currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract's obligation value.

The Fund may require the counterparty to pledge securities as collateral daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized gain on OTC derivative contracts with a particular counterparty. The Fund may deposit cash as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. The collateral amounts are subject to minimum exposure requirements and initial margin requirements. Collateral amounts are monitored and subsequently adjusted up or down as valuations fluctuate by at least the minimum exposure requirement. Collateral may reduce the risk of loss.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. Effective December 16, 2019, JPMorgan Chase Bank, National Association replaced Deutsche Bank AG as securities lending agent for the Fund. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Non-Custodial Securities Lending Agreement. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to primarily invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus

Janus Investment Fund	47

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Notes to Financial Statements (unaudited)

Henderson Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of December 31, 2019, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $266,396. Gross amounts of recognized liabilities for securities lending (collateral received) as of December 31, 2019 is $273,852, resulting in the net amount due to the counterparty of $7,456.

Sovereign Debt

The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.

4. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays Janus Capital Management LLC's (“Janus Capital”) an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).

Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $2 Billion	0.75
Next $2 Billion	0.72
Over $4 Billion	0.70

The Fund’s actual investment advisory fee rate for the reporting period was 0.75% of average annual net assets before any applicable waivers.

Janus Capital has contractually agreed to waive the advisory fee payable by the Fund or reimburse expenses in an amount equal to the amount, if any, that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses,

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Notes to Financial Statements (unaudited)

and extraordinary expenses, exceed the annual rate of 0.71% of the Fund’s average daily net assets. In addition, Janus Capital shall additionally reimburse or waive acquired fund fees and expenses to the extent they exceed 0.10%. Janus Capital has agreed to continue the waivers until at least October 28, 2020. If applicable, amounts waived and/or reimbursed to the Fund by Janus Capital are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

Janus Services LLC (“Janus Services”), a wholly-owned subsidiary of Janus Capital, is the Fund’s transfer agent. In addition, Janus Services provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Fund. Janus Services is not compensated for its services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Certain, but not all, intermediaries may charge administrative fees (such as networking and omnibus) to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to Janus Services, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between Janus Services and the Fund, Janus Services may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. Janus Capital and its affiliates benefit from an increase in assets that may result from such relationships. The Funds’ Trustees have set limits on fees that the Funds may incur with respect to administrative fees paid for omnibus or networked accounts. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

Effective July 1, 2019, the Board of Trustees of Janus Investment Fund approved a new administrative fee rate for Class D Shares detailed in the table below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

The Fund’s actual Class D administrative fee rate was 0.12% for the reporting period.

Prior to July 1, 2019, the Fund’s Class D Shares paid an administrative services fee at an annual rate of 0.12% of the average daily net assets of Class D Shares for shareholder services provided by Janus Services. Janus Services provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Janus Services receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. Janus Services expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. Janus Services or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to Class S Shares and Class T Shares of the Fund. Janus Services may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with Janus Capital. For all share classes, Janus Services also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

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Notes to Financial Statements (unaudited)

Janus Services is compensated for its services related to the Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, Janus Henderson Distributors, a wholly-owned subsidiary of Janus Capital, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets, and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to Janus Henderson Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Payments under the Plan are not tied exclusively to actual 12b-1 distribution and shareholder service expenses, and the payments may exceed 12b-1 distribution and shareholder service expenses actually incurred. If any of the Fund’s actual 12b-1 distribution and shareholder service expenses incurred during a calendar year are less than the payments made during a calendar year, the Fund will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution and shareholder servicing fees” in the Statement of Operations.

Janus Capital serves as administrator to the Fund pursuant to an administration agreement between Janus Capital and the Trust. Under the administration agreement, Janus Capital is obligated to provide or arrange for the provision of certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). In addition, employees of Janus Capital and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of Janus Capital employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by Janus Capital, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services Janus Capital (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of Janus Capital and/or its affiliates, are shared with the Fund. Total compensation of $230,755 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2019. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2019 on the Statement of Assets and Liabilities in the asset, “Non-interested Trustees’ deferred compensation,” and liability, “Non-interested Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2019 are included in “Non-interested Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $236,725 were paid by the Trust to the Trustees under the Deferred Plan during the period ended December 31, 2019.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2019 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between Janus Henderson Distributors and financial intermediaries. There were no upfront sales charges retained by Janus Henderson Distributors during the period ended December 31, 2019.

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Janus Henderson Adaptive Global Allocation Fund

Notes to Financial Statements (unaudited)

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to Janus Henderson Distributors during the period ended December 31, 2019.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class C Shares during the period ended December 31, 2019.

As of December 31, 2019, shares of the Fund were owned by affiliates of Janus Henderson Investors, and/or other funds advised by Janus Henderson, as indicated in the table below:

Class	% of Class Owned	% of Fund Owned
Class A Shares	-%	-%
Class C Shares	78	2
Class D Shares	48	2
Class I Shares	-	-
Class N Shares	96	69
Class S Shares	100	2
Class T Shares	-	-

In addition, other shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with accounting principles generally accepted in the United States of America).

5. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

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Janus Henderson Adaptive Global Allocation Fund

Notes to Financial Statements (unaudited)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2019 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships, and investments in passive foreign investment companies.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 62,213,060	$ 3,608,729	$ (337,094)	$ 3,271,635

Information on the tax components of derivatives as of December 31, 2019 is as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 44,326	$ 33,975	$ (151,982)	$ (118,007)

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

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Janus Henderson Adaptive Global Allocation Fund

Notes to Financial Statements (unaudited)

6. Capital Share Transactions

	Period ended December 31, 2019		Year ended June 30, 2019
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	15,390	$ 157,106	263,945	$ 2,762,794
Reinvested dividends and distributions	1,782	18,590	12,794	120,007
Shares repurchased	(183,451)	(1,849,305)	(101,438)	(1,032,330)
Net Increase/(Decrease)	(166,279)	$(1,673,609)	175,301	$ 1,850,471
Class C Shares:
Shares sold	-	$ 51	40,783	$ 399,274
Reinvested dividends and distributions	3,278	34,187	7,443	69,592
Shares repurchased	(12,728)	(127,662)	(30,545)	(299,281)
Net Increase/(Decrease)	(9,450)	$ (93,424)	17,681	$ 169,585
Class D Shares:
Shares sold	9,000	$ 92,351	56,428	$ 562,998
Reinvested dividends and distributions	5,838	61,068	12,469	116,956
Shares repurchased	(9,441)	(95,248)	(34,379)	(348,900)
Net Increase/(Decrease)	5,397	$ 58,171	34,518	$ 331,054
Class I Shares:
Shares sold	35,354	$ 366,206	875,906	$ 9,044,162
Reinvested dividends and distributions	22,895	239,483	80,463	756,351
Shares repurchased	(552,753)	(5,739,905)	(459,039)	(4,675,765)
Net Increase/(Decrease)	(494,504)	$(5,134,216)	497,330	$ 5,124,748
Class N Shares:
Shares sold	490,143	$ 5,092,278	159,160	$ 1,615,734
Reinvested dividends and distributions	101,143	1,058,964	259,176	2,436,252
Shares repurchased	(553,248)	(5,731,225)	(933,484)	(9,555,914)
Net Increase/(Decrease)	38,038	$ 420,017	(515,148)	$(5,503,928)
Class S Shares:
Shares sold	1	$ 40	-	$ -
Reinvested dividends and distributions	2,743	28,724	6,067	56,970
Shares repurchased	-	-	(678)	(6,729)
Net Increase/(Decrease)	2,744	$ 28,764	5,389	$ 50,241
Class T Shares:
Shares sold	411	$ 4,240	20,015	$ 203,731
Reinvested dividends and distributions	2,863	29,914	12,445	116,855
Shares repurchased	(1,775)	(18,071)	(149,172)	(1,530,155)
Net Increase/(Decrease)	1,499	$ 16,083	(116,712)	$(1,209,569)

7. Purchases and Sales of Investment Securities

For the period ended December 31, 2019, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$60,968,186	$ 69,412,100	$ -	$ -

8. Recent Accounting Pronouncements

The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) in August 2018. The new guidance removes, modifies and enhances the disclosures to Topic 820. For public entities, the amendments are

Janus Investment Fund	53

Janus Henderson Adaptive Global Allocation Fund

Notes to Financial Statements (unaudited)

effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. An entity is permitted, and Management has decided, to early adopt the removed and modified disclosures in these financial statements.

9. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2019 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

54	DECEMBER 31, 2019

Janus Henderson Adaptive Global Allocation Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund is required to disclose its complete holdings as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Fund shareholders. Historically, the Fund filed its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters each fiscal year on Form N-Q. The Fund’s Form N-PORT and Form N-Q filings: (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free)  (or 1-800-525-3713 if you hold Class D shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series, each of whom serves as an “independent” Trustee (the “Trustees”), oversee the management of each Portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each Fund of Janus Investment Fund (together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreements for the Janus Henderson Funds that utilize subadvisers.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Capital and the respective subadvisers in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At a meeting held on December 5, 2019, based on the Trustees’ evaluation of the information provided by Janus Capital, the subadvisers, and the independent fee consultant, as well as other information, the Trustees determined that the overall arrangements between each Janus Henderson Fund and Janus Capital and each subadviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by Janus Capital, its affiliates and the subadvisers, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund, and the subadvisory agreement for each subadvised Janus Henderson Fund, for the period from February 1, 2020 through February 1, 2021, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

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Janus Henderson Adaptive Global Allocation Fund

Additional Information (unaudited)

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent and quality of the services provided by Janus Capital and the subadvisers to the Janus Henderson Funds, taking into account the investment objective, strategies and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of Janus Capital and each subadviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by Janus Capital or the subadvisers, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered Janus Capital’s role as administrator to the Janus Henderson Funds, noting that Janus Capital generally, does not receive a fee for its services but is reimbursed for its out-of-pocket costs. The Trustees considered the role of Janus Capital in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that Janus Capital provides a number of different services for the Janus Henderson Funds and fund shareholders, ranging from investment management services to various other servicing functions, and that, in its view, Janus Capital is a capable provider of those services. The independent fee consultant also provided its belief that Janus Capital has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent and quality of the services provided by Janus Capital or the subadviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory and subadvisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that Janus Capital and each subadviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable funds and peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, the independent fee consultant found that the overall Janus Henderson Funds’ performance has been reasonable: for the 36 months ended September 30, 2019, approximately 69% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar, and for the 12 months ended September 30, 2019, approximately 71% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar.

The Trustees considered the performance of each Fund, noting that performance may vary by share class, and noted the following:

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

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• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Developed World Bond Fund, the Trustees noted the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12

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Additional Information (unaudited)

months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson International Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson International Small Cap Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and its limited performance history.

• For Janus Henderson International Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital and Perkins had taken or were taking to improve performance, and that the performance trend was improving

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

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Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson U.S. Growth Opportunities Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital and Geneva had taken or were taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

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Additional Information (unaudited)

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital and Intech had taken or were taking to improve performance, and that the performance trend was improving.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital and Perkins had taken or were taking to improve performance, and that the performance trend was improving.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory and subadvisory agreement(s).

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant and noted that the rate of management fees (investment advisory and any administration but excluding out-of-pocket costs) for many of the Janus Henderson Funds, after applicable waivers, was below the average management fee rate of the respective peer group of funds selected by an independent data provider. The Trustees also examined information regarding the subadvisory fees charged for subadvisory services, as applicable, noting that all such fees were paid by Janus Capital out of its management fees collected from such Janus Henderson Fund.

The independent fee consultant provided its belief that the management fees charged by Janus Capital to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by Janus Capital. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of their respective Broadridge Expense Group

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Additional Information (unaudited)

peers; and (3) and the management fees for the Janus Henderson Funds, on average, were 7% under the average management fees for their Expense Groups. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group peers and to average total expenses for its Broadridge Expense Universe.

For certain Janus Henderson Funds, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable in light of performance trends, performance histories, and existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by Janus Capital and each subadviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by Janus Capital and each subadviser to comparable separate account clients and to comparable non-affiliated funds subadvised by Janus Capital or by a subadviser (for which Janus Capital or the subadviser provides only or primarily portfolio management services). Although in most instances subadvisory and separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that Janus Capital noted that, under the terms of the management agreements with the Janus Henderson Funds, Janus Capital performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, trustee support, regulatory compliance and numerous other services, and that, in serving the Janus Henderson Funds, Janus Capital assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, they noted that the independent fee consultant found that: (1) the management fees Janus Capital charges to the Janus Henderson Funds are reasonable in relation to the management fees Janus Capital charges to funds subadvised by Janus Capital and to the fees Janus Capital charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs; and (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged to Janus Henderson subadvised fund and separate account investors; (4) 11 of 12 Janus Henderson Funds have lower management fees than similar funds subadvised by Janus Capital; and (5) six of nine Janus Henderson Funds have lower management fees than similar separate accounts managed by Janus Capital.

The Trustees considered the fees for each Fund for its fiscal year ended in 2018, and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”):

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

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Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

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Additional Information (unaudited)

• For Janus Henderson Global Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable.

• For Janus Henderson International Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson International Small Cap Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for both share classes.

• For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

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• For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson U.S. Growth Opportunities Fund, that Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that, although the Fund’s expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

The Trustees reviewed information on the overall profitability to Janus Capital and its affiliates of their relationship with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses, and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to Janus Capital from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether Janus Capital and each subadviser receive adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is

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Additional Information (unaudited)

necessarily a product of the allocation methodology utilized by Janus Capital to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found that (1) the expense allocation methodology and rationales utilized by Janus Capital were reasonable and (2) no clear correlation between expense allocations and operating margins. The Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that Janus Capital’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to Janus Capital and its affiliates, as well as the fees paid by Janus Capital to the subadvisers of subadvised Janus Henderson Funds, were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees Janus Capital and the subadvisers charge to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by Janus Capital and any subadviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by Janus Capital.

Economies of Scale

The Trustees considered information about the potential for Janus Capital to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in November 2019 which provided its research and analysis into economies of scale. They also noted that, although many Janus Henderson Funds pay advisory fees at a base fixed rate as a percentage of net assets, without any breakpoints or performance fees, their independent fee consultant concluded that 64% of these Janus Henderson Funds’ share classes have contractual management fees (gross of waivers) below their Broadridge expense group averages. They also noted the following: (1) that for those Janus Henderson Funds whose expenses are being reduced by the contractual expense limitations of Janus Capital, Janus Capital is subsidizing certain of these Janus Henderson Funds because they have not reached adequate scale; (2) as the assets of some of the Janus Henderson Funds have declined in the past few years, certain Janus Henderson Funds have benefited from having advisory fee rates that have remained constant rather than increasing as assets declined; (3) performance fee structures have been implemented for various Janus Henderson Funds that have caused the effective rate of advisory fees payable by such a Janus Henderson Fund to vary depending on the investment performance of the Janus Henderson Fund relative to its benchmark index over the measurement period; and (4) a few Janus Henderson Funds have fee schedules with breakpoints and reduced fee rates above certain asset levels. The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

The Trustees also considered the independent fee consultant’s conclusion that, given the limitations of various analytical approaches to economies of scale and their conflicting results, it is difficult to analytically confirm or deny the existence of economies of scale in the Janus Henderson complex. In this regard, the independent consultant concluded that (1) to the extent there were economies of scale at Janus Capital, Janus Capital’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds which have not yet achieved those economies and (2) by setting lower fixed fees from the start on these Janus Henderson Funds, Janus Capital appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any scale economies that may exist. Further, the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at Janus Capital.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between Janus Capital and the Janus

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Additional Information (unaudited)

Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

Other Benefits to Janus Capital

The Trustees also considered benefits that accrue to Janus Capital and its affiliates and subadvisers to the Janus Henderson Funds from their relationships with the Janus Henderson Funds. They recognized that two affiliates of Janus Capital separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market funds for services provided, and that such compensation contributes to the overall profitability of Janus Capital and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered Janus Capital’s past and proposed use of commissions paid by the Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of Janus Capital and/or Janus Capital, and/or a subadviser to a Janus Henderson Fund. The Trustees concluded that Janus Capital’s and the subadvisers’ use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit each Janus Henderson Fund. The Trustees also concluded that, other than the services provided by Janus Capital and its affiliates and subadvisers pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and Janus Capital and the subadvisers may potentially benefit from their relationship with each other in other ways. They concluded that Janus Capital and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by Janus Capital and its affiliates. They also concluded that Janus Capital and/or the subadvisers benefit from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from Janus Capital’s and/or the subadvisers’ receipt of those products and services as well as research products and services acquired through commissions paid by other clients of Janus Capital and/or other clients of the subadvisers. They further concluded that the success of any Janus Henderson Fund could attract other business to Janus Capital, the subadvisers or other Janus Henderson funds, and that the success of Janus Capital and the subadvisers could enhance Janus Capital’s and the subadvisers’ ability to serve the Janus Henderson Funds.

Approval of an Amended and Restated Investment Advisory Agreement for Janus Henderson Small-Mid Cap Value Fund (formerly, Janus Henderson Select Value Fund)

Janus Capital Management LLC (“Janus Capital”) met with the Trustees, each of whom serves as an “independent” Trustee (the “Trustees”), on December 5, 2018 and March 14, 2019, to discuss the Amended and Restated Investment Advisory Agreement (the “Amended Advisory Agreement”) for Janus Henderson Small-Mid Cap Value Fund (formerly, Janus Henderson Select Value Fund) (“Small-Mid Cap Value Fund”) and other matters related to investment strategy changes to shift the market capitalization focus of Small-Mid Cap Value Fund (the “Strategy Change”). At these meetings, the Trustees discussed the Amended Advisory Agreement and the Strategy Change with their independent counsel, separately from management. During the course of the meetings, the Trustees requested and considered such information as they deemed relevant to their deliberations. At the meeting held on March 14, 2019, the Trustees, upon the recommendation of Janus Capital, voted unanimously to approve the Amended Advisory Agreement for Small-Mid Cap Value Fund, and recommended that the Amended Advisory Agreement be submitted to shareholders for approval. The Trustees also approved matters related to the Strategy Change, effective upon approval of the Amended Advisory Agreement by the Fund’s shareholders.

In determining whether to approve the Amended Advisory Agreement, the Trustees noted their most recent consideration of Small-Mid Cap Value Fund’s current advisory agreement (the “Current Advisory Agreement”) as part of the Trustees’ annual review and consideration of whether to continue the investment advisory agreement and sub-advisory agreement, as applicable, for each Janus Henderson fund, including Small-Mid Cap Value Fund (the “Annual Review”). The Trustees noted that in connection with the Annual Review: (i) the Trustees received and reviewed information provided by Janus Capital and each sub-adviser, including Perkins Investment Management LLC (“Perkins”), in response to requests of the Trustees and their independent legal counsel, and also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant; and (ii) throughout the Annual Review, the Trustees were advised by their independent legal counsel. The Trustees also noted that based on the Trustees’ evaluation of the information provided by Janus Capital, Perkins, and the independent fee consultant, as well as other information, the Trustees determined that the overall arrangements between Small-Mid Cap

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Additional Information (unaudited)

Value Fund and Janus Capital and Perkins were fair and reasonable in light of the nature, extent and quality of the services provided by Janus Capital, its affiliates and Perkins, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and the Trustees unanimously approved the continuation of the Current Advisory Agreement for another year.

In considering the Amended Advisory Agreement, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the Amended Advisory Agreement are discussed separately below.

• The Trustees determined that the terms of the Amended Advisory Agreement are substantially similar to those of the Current Advisory Agreement, which the Trustees recently reviewed as part of the Annual Review, and the material changes made to the Amended Advisory Agreement address the proposed change to the benchmark index and the description of the period used for calculating the performance fee in order to allow for continuity of the fee based on Small-Mid Cap Value Fund’s historical performance over a 36-month measurement period.

• As part of the Strategy Change, Small-Mid Cap Value Fund will focus its investments on common stocks of companies that are small- and mid-capitalization stocks. The Trustees determined that the proposed benchmark index, the Russell 2500TM Value Index, is more closely aligned with a small- and mid-cap stock focus than Small-Mid Cap Value Fund’s current benchmark index, the Russell 3000® Value Index.

• Under the Amended Advisory Agreement, the structure of the performance fee was not changing, other than to utilize a different benchmark and performance calculation period to implement the new benchmark over time, and that this structure had been implemented initially for Small-Mid Cap Value Fund based on analysis provided by the independent fee consultant. The Trustees considered the information provided by Janus Capital in this regard, and noted Janus Capital’s belief that this performance fee structure remained reasonable and appropriate for Small-Mid Cap Value Fund. The Trustees concluded that this performance fee structure was reasonable for Small-Mid Cap Value Fund as proposed, and also determined to seek further analysis from their independent fee consultant with respect to this matter. In this regard, Janus Capital agreed to consider further revisions to the proposed performance fee structure should that be needed based on the additional analysis provided.

• As part of the Strategy Change, Perkins will continue to provide sub-advisory services to Small-Mid Cap Value Fund, but will utilize new portfolio managers to implement Small-Mid Cap Value Fund’s focus on common stocks of companies that are small- and mid-capitalization stocks. In this regard, the Trustees noted the information provided by Janus Capital with respect to the qualifications and experience of the new portfolio managers implementing investment strategies similar to the one to be utilized by Small-Mid Cap Value Fund, and also noted that Perkins and the new portfolio managers provide sub-advisory services to other Janus Henderson funds the Trustees oversee.

• The information provided by Janus Capital with respect to (i) the impact of the Amended Advisory Agreement on the potential advisory fees to be paid by Small-Mid Cap Value Fund going forward; and (ii) the potential transaction costs and capital gains to be incurred by Small-Mid Cap Value Fund as part of the efforts to reposition Small-Mid Cap Value Fund’s portfolio to focus its investments on common stocks of companies that are small- and mid-capitalization stocks. In this regard, the Trustees noted that Small-Mid Cap Value Fund’s operating costs were not expected otherwise to materially change under the Amended Advisory Agreement.

• Janus Capital’s reasons for seeking to implement the Strategy Change, including Janus Capital’s belief that current marketplace demands for a small and mid-cap strategy, combined with Perkins’ experience in managing small- and mid-cap stocks, will provide greater opportunity for Small-Mid Cap Value Fund to grow over the long-term, and that the Strategy Change is designed to create asset growth through increased sales for Small-Mid Cap Value Fund, potentially resulting in increased operational efficiencies for Small-Mid Cap Value Fund.

• Janus Capital will pay the fees and expenses related to seeking shareholder approval of the Amended Advisory Agreement, including the costs related to the preparation and distribution of proxy materials, and all other costs incurred in connection with the solicitation of proxies.

After discussion, the Trustees determined that the overall arrangements between Small-Mid Cap Value Fund, Janus Capital, and Perkins under the Amended Advisory Agreement would continue to be fair and reasonable in light of the

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Additional Information (unaudited)

nature, extent, and quality of the services expected to be provided by Janus Capital, its affiliates, and Perkins following the Strategy Change.

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Useful Information About Your Fund Report (unaudited)

Management Commentary

The Management Commentary in this report includes valuable insight as well as statistical information to help you understand how your Fund’s performance and characteristics stack up against those of comparable indices.

If the Fund invests in foreign securities, this report may include information about country exposure. Country exposure is based primarily on the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived.

Please keep in mind that the opinions expressed in the Management Commentary are just that: opinions. They are a reflection based on best judgment at the time this report was compiled, which was December 31, 2019. As the investing environment changes, so could opinions. These views are unique and are not necessarily shared by fellow employees or by Janus Henderson in general.

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of Janus Capital and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Barclays and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

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Useful Information About Your Fund Report (unaudited)

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected. If you compare the Fund’s “Net Decrease from Dividends and Distributions” to “Reinvested Dividends and Distributions,” you will notice that dividends and distributions have little effect on the Fund’s net assets. This is because the majority of the Fund’s investors reinvest their dividends and/or distributions.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the

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Useful Information About Your Fund Report (unaudited)

total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

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Notes

NotesPage1

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Janus Henderson Adaptive Global Allocation Fund

Notes

NotesPage2

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Knowledge. Shared

At Janus Henderson, we believe in the sharing of expert insight for better investment and business decisions. We call this ethos Knowledge. Shared.

Learn more by visiting janushenderson.com.

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson, Janus, Henderson, Perkins, Intech and Knowledge. Shared are trademarks of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.

Janus Henderson Distributors

125-24-93059 02-20

SEMIANNUAL REPORT December 31, 2019

Janus Henderson Developed World Bond Fund

Janus Investment Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by contacting a Janus Henderson representative. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by visiting janushenderson.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you do not invest directly with the Fund, you should contact your plan sponsor, broker-dealer, or financial intermediary, to request to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-525-3713 to let the Fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Janus Henderson mutual funds where held (i.e., all Janus Henderson mutual funds held in your account if you invest through your financial intermediary or all Janus Henderson mutual funds held with the fund complex if you invest directly with a fund).

HIGHLIGHTS • Portfolio management perspective • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Developed World Bond Fund

Janus Henderson Developed World Bond Fund (unaudited)

FUND SNAPSHOT

The Janus Henderson Developed World Bond Fund is a developed market fixed income fund seeking total return through current income and capital appreciation. The Fund makes strategic asset allocation decisions between countries, fixed income asset classes, sectors and credit ratings. We believe that outside of the bond’s coupon, asset allocation is the primary driver of returns. Specifically, we actively manage the Fund’s duration position and credit exposure based on where we believe we are in the economic cycle. The Fund’s flexibility allows it to source return from a wide range of global fixed income securities. In addition, by style, we favor sensible income from large, non-cyclical businesses that are likely to continue paying their coupons in the years to come.

John Pattullo co-portfolio manager	Jenna Barnard co-portfolio manager

PERFORMANCE

The Janus Henderson Developed World Bond Fund’s Class I Shares returned 2.24% over the six-month period ending December 31, 2019. The Fund’s primary benchmark, the Bloomberg Barclays Global Aggregate Credit Index (USD Hedged), returned 3.35%.

INVESTMENT ENVIRONMENT

The six-month period under review was very interesting, with significant gyrations and rotations in asset classes. Broadly speaking, the first half of the period was more defensive and disinflationary, while the second half, especially December, was reflationary and experienced significant risk-on in equity markets. These movements all relate to the markets’ interpretation of economic data emerging from evolving central bank policy. We have long held the view that the U.S. Federal Reserve (Fed) over-tightened monetary policy in response to their misplaced fear that inflation would rise and the output gap would close.

In July, the European Central Bank hinted that rates would be lowered in Europe and a quantitative easing (QE) bond program would be implemented. It also signaled that the central bank is unhappy with the inflation picture and wants to reinterpret its inflation mandate as symmetrical, such that it will try to get inflation above 2%. Rates eventually were cut in September, and a new open-ended QE program (including corporate bonds) was announced that would continue until inflation converged at or around 2%.

Also in July, the Fed cut rates by 0.25%, which failed to impress markets. The reference to a "mid-cycle adjustment" (i.e., a modest one-off rate cut) was a policy error and caused a substantial tightening in financial conditions: equities fell, the yield curve flattened dramatically and the U.S. dollar rose higher. This led to a panic in sovereign bond markets during August that the Fed had over-tightened and subsequent interest rate cuts had not been aggressive enough. 10-year Treasury yields fell, inflation expectations slumped and activity waned globally. Many other countries around the world, including Australia, also cut interest rates, somewhat following the Fed’s lead. The trade wars, tariff escalation, Middle East and Hong Kong tensions and Brexit only worsened an already poor situation. The economic growth numbers were worrying, most pertinently in Asia and Europe, and were focused on trade and manufacturing activity.

Unfortunately, Fed Chairman Jerome Powell achieved a similar result with the subsequent 0.25% September rate cut, where some participants were calling for a 0.5% cut. Another cut in October, however, did help improve sentiment. This, coupled with the lagged response to interest rate cuts in the U.S., began to support the economic data, which generally became less bad and appeared to have bottomed. Equity markets leapt on this reflation sentiment and rallied strongly, especially in some of the more cyclical sectors. Bond yields drifted higher from the lows of late summer on what we believe to be a medium-term cyclical bounce rather than a structural breakout of growth and inflation. Yield curves are steeper, the U.S. dollar is a little weaker and commodities are stronger – all classic reflation trades.

PERFORMANCE DISCUSSION

Over the period, fixed income markets experienced two notably different environments: the first three months

Janus Investment Fund	1

Janus Henderson Developed World Bond Fund (unaudited)

were deflationary and the second, reflationary. The Fund performed well during the deflationary months and then gave back some performance in the reflationary months. In the latter, reflationary period, the Fund lacked high-beta credit exposure and had too much exposure in defensive sovereign bonds and quality investment-grade credit.

The interest rate overlay added value but faded a little into period end. In hindsight, we would have expected bond yields to have risen more into year-end given the strength of equities and risk markets in general. A long interest-rate position detracted in October, while a modest short position detracted in November as the bond market fluctuated on geopolitical uncertainty.

Over the entire period, both high-yield and investment-grade bonds performed well, while sovereigns lagged a little, though with significant gyrations amid the choppy market environment. December was a strong month for risk, with the S&P 500® Index up nearly 5%. High yield had a very strong seasonal rally while sovereigns continued to lag. The Fund took profit on some of our Australian and European bonds over the period, thereby reducing its interest rate sensitivity. This did change materially over the period, from very long in August to much lower at period end.

DERIVATIVES USAGE

The Fund makes use of derivatives because they generally are the most efficient and liquid way to gain our desired exposures. The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure (i.e., leverage), buying protection to reduce exposure or to effectively take a “short” position. The Fund uses futures as a liquid and straightforward way of either reducing or increasing the Fund’s duration (interest rate sensitivity). Currency forwards are used to hedge the Fund’s foreign currency back to the U.S. dollar. Additional forwards may be used to hedge underlying currency risk if exposure is significant. In aggregate, these positions contributed to performance during the period.

Please see the Derivative Instruments section in the “Notes to Financial Statements” for a discussion of derivatives used by the Fund.

OUTLOOK

The duration of the Fund was meaningfully reduced during the course of the fourth quarter. We continued to add to investment-grade credit exposure and more recently select high-yield bonds. Thus the Fund moved to a more cyclically positive positioning that we expect to play out over the course of 2020. We remain structural bulls on core bond markets but have always been pragmatic on the cyclical management of duration, viewed through the prism of the rate of change in the data. The current period of phase transition and bottoming in the manufacturing cycle will be choppy and potentially lengthy but we are increasingly confident that the worst of the downturn is behind us. Given the significant uplift in capital values it is important to hold patience and perspective with respect to potential bond returns from here. The summer may well present an opportunity to lengthen duration, once we determine the sustainability of the current reflation. We will remain flexible in our thinking.

2	DECEMBER 31, 2019

Janus Henderson Developed World Bond Fund (unaudited)

Fund At A Glance

December 31, 2019

Fund Profile
30-day Current Yield*	Without Reimbursement	With Reimbursement
Class A Shares NAV	0.99%	0.99%
Class A Shares MOP	0.95%	0.95%
Class C Shares**	0.29%	0.29%
Class D Shares	1.19%	1.19%
Class I Shares	1.26%	1.26%
Class N Shares	1.33%	1.33%
Class S Shares	-0.49%	0.77%
Class T Shares	1.10%	1.10%
Weighted Average Maturity		6.6 Years
Average Effective Duration***		4.5 Years
* Yield will fluctuate.
** Does not include the 1.00% contingent deferred sales charge.
*** A theoretical measure of price volatility.

Ratings† Summary - (% of Total Investments)
AAA	8.5%
AA	16.2%
A	21.0%
BBB	21.9%
BB	7.3%
B	3.4%
Not Rated	17.1%
Other	4.6%

† Credit ratings provided by Standard & Poor's (S&P), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality. "Other" includes cash equivalents, equity securities, and certain derivative instruments.

Significant Areas of Investment - (% of Net Assets)

Asset Allocation - (% of Net Assets)
Corporate Bonds	65.7%
Foreign Government Bonds	23.4%
Investment Companies	5.5%
United States Treasury Notes/Bonds	4.5%
Bank Loans and Mezzanine Loans	0.6%
Asset-Backed/Commercial Mortgage-Backed Securities	0.3%
Other	0.0%
100.0%

Janus Investment Fund	3

Janus Henderson Developed World Bond Fund (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended December 31, 2019						Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Ten Year	Since Inception*	Total Annual Fund Operating Expenses‡	Net Annual Fund Operating Expenses‡
Class A Shares at NAV	2.11%	9.50%	4.61%	5.59%	5.18%	1.00%	0.99%
Class A Shares at MOP	-2.71%	4.34%	3.60%	5.08%	4.86%
Class C Shares at NAV	1.66%	8.56%	3.83%	4.79%	4.37%	1.74%	1.73%
Class C Shares at CDSC	0.67%	7.56%	3.83%	4.79%	4.37%
Class D Shares(1)	2.10%	9.58%	4.69%	5.63%	5.20%	0.87%	0.80%
Class I Shares	2.24%	9.68%	4.87%	5.81%	5.31%	0.75%	0.73%
Class N Shares	2.17%	9.74%	4.86%	5.72%	5.26%	0.72%	0.65%
Class S Shares	1.97%	9.34%	4.48%	5.50%	5.12%	3.29%	1.16%
Class T Shares	2.16%	9.50%	4.65%	5.61%	5.19%	0.92%	0.90%
Bloomberg Barclays Global Aggregate Credit Index (USD Hedged)	3.35%	11.85%	4.36%	5.08%	4.79%
Morningstar Quartile - Class A Shares	-	2nd	1st	1st	1st
Morningstar Ranking - based on total returns for World Bond - USD Hedged Funds	-	33/102	7/72	9/51	15/48

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 4.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Net expense ratios reflect the expense waiver, if any, contractually agreed to through October 28, 2020.

Performance may be affected by risks that include those associated with non-diversification, portfolio turnover, short sales, potential conflicts of interest,

4	DECEMBER 31, 2019

Janus Henderson Developed World Bond Fund (unaudited)

Performance

foreign and emerging markets, initial public offerings (IPOs), high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), derivatives, and commodity-linked investments. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

The Fund will normally invest at least 80% of its net assets, measured at the time of purchase, in the type of securities described by its name.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Returns of the Fund shown prior to June 5, 2017, are those for Henderson Strategic Income Fund (the “Predecessor Fund”), which merged into the Fund after the close of business on June 2, 2017. The Predecessor Fund was advised by Henderson Global Investors (North America) Inc. and subadvised by Henderson Investment Management Limited. Class A Shares, Class C Shares, Class I Shares, and Class R6 Shares of the Predecessor Fund were reorganized into Class A Shares, Class C Shares, Class I Shares, and Class N Shares, respectively, of the Fund. In connection with this reorganization, certain shareholders of the Predecessor Fund who held shares directly with the Predecessor Fund and not through an intermediary had the Class A Shares, Class C Shares, Class I Shares, and Class N Shares of the Fund received in the reorganization automatically exchanged for Class D Shares of the Fund following the reorganization. Class A Shares and Class C Shares of the Predecessor Fund commenced operations with the Predecessor Fund’s inception on September 30, 2003. Class I Shares and Class R6 Shares of the Predecessor Fund commenced operations on April 29, 2011 and November 30, 2015, respectively. Class D Shares, Class S Shares, and Class T Shares commenced operations on June 5, 2017.

Performance of Class A Shares shown for periods prior to June 5, 2017, reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

Performance of Class C Shares shown for periods prior to June 5, 2017, reflects the performance of Class C Shares of the Predecessor Fund, calculated using the fees and expenses of Class C Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

Performance of Class D Shares shown for periods prior to June 5, 2017, reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund (without sales charges), net of any applicable fee and expense limitations or waivers.

Performance of Class I Shares shown for periods prior to June 5, 2017, reflects the performance of Class I Shares of the Predecessor Fund, calculated using the fees and expenses of Class I Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers, except that for periods prior to April 29, 2011, performance for Class I Shares reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund (without sales charges), net of any applicable fee and expense limitations or waivers.

Performance of Class N Shares shown for periods prior to June 5, 2017, reflects the performance of Class R6 Shares of the Predecessor Fund, calculated using the fees and expenses of Class R6 Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers, except that for periods prior to November 30, 2015, performance for Class N Shares reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund (without sales charges), net of any applicable fee and expense limitations or waivers.

Performance of Class S Shares shown for periods prior to June 5, 2017, reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund (without sales charges), net of any applicable fee and expense limitations or waivers.

Performance of Class T Shares shown for periods prior to June 5, 2017, reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund (without sales charges), net of any applicable fee and expense limitations or waivers.

If each share class of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

Janus Investment Fund	5

Janus Henderson Developed World Bond Fund (unaudited)

Performance

© 2019 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

*The Predecessor Fund’s inception date – September 30, 2003

‡ As stated in the prospectus. See Financial Highlights for actual expense ratios during the reporting period.

(1) Closed to certain new investors.

6	DECEMBER 31, 2019

Janus Henderson Developed World Bond Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/19)	Ending Account Value (12/31/19)	Expenses Paid During Period (7/1/19 - 12/31/19)†	Beginning Account Value (7/1/19)	Ending Account Value (12/31/19)	Expenses Paid During Period (7/1/19 - 12/31/19)†	Net Annualized Expense Ratio (7/1/19 - 12/31/19)
Class A Shares	$1,000.00	$1,021.10	$4.67	$1,000.00	$1,020.51	$4.67	0.92%
Class C Shares	$1,000.00	$1,016.60	$8.26	$1,000.00	$1,016.94	$8.26	1.63%
Class D Shares	$1,000.00	$1,021.00	$3.76	$1,000.00	$1,021.42	$3.76	0.74%
Class I Shares	$1,000.00	$1,022.40	$3.41	$1,000.00	$1,021.77	$3.41	0.67%
Class N Shares	$1,000.00	$1,021.70	$3.10	$1,000.00	$1,022.07	$3.10	0.61%
Class S Shares	$1,000.00	$1,019.70	$5.33	$1,000.00	$1,019.86	$5.33	1.05%
Class T Shares	$1,000.00	$1,021.60	$4.22	$1,000.00	$1,020.96	$4.22	0.83%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

Janus Investment Fund	7

Janus Henderson Developed World Bond Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts			Value
Asset-Backed/Commercial Mortgage-Backed Securities – 0.3%
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc, 2.7500%, 3/15/24	3,840,000	EUR	$4,384,055
Tesco Property Finance 3 PLC, 5.7440%, 4/13/40	338,175	GBP	580,699
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $4,917,477)			4,964,754
Bank Loans and Mezzanine Loans – 0.6%
Consumer Non-Cyclical – 0.2%
Froneri International Ltd,
ICE LIBOR USD 6 Month + 2.7500%, 3.5051%, 1/31/25‡	2,244,543	GBP	2,971,747
Software – 0%
SS&C European Holdings Sarl,
ICE LIBOR USD 3 Month + 2.2500%, 4.6500%, 4/16/25‡	$7,442		7,490
Technology – 0.4%
McAfee LLC,
Euro Interbank Offered Rate 3 Month + 3.5000%, 3.5000%, 9/30/24‡	980,100	EUR	1,102,945
McAfee LLC, ICE LIBOR USD 1 Month + 3.7500%, 5.5548%, 9/30/24‡	2,126,726		2,140,064
Refinitiv US Holdings Inc,
ICE LIBOR USD 1 Month + 3.2500%, 5.0494%, 10/1/25ƒ,‡	3,113,000		3,139,460
SS&C Technologies Inc, ICE LIBOR USD 3 Month + 2.2500%, 4.6520%, 4/16/25‡	10,952		11,023
			6,393,492
Total Bank Loans and Mezzanine Loans (cost $9,526,965)			9,372,729
Corporate Bonds – 65.7%
Banking – 5.3%
Bank of America Corp, 3.3000%, 8/5/21	5,870,000	AUD	4,235,519
Bank of America Corp,
Canada Bankers Acceptances 3 Month + 1.2020%, 3.4070%, 9/20/25‡	2,500,000	CAD	1,983,403
Barclays Bank PLC, ICE LIBOR USD 3 Month + 1.5500%, 6.2780%‡,µ	4,600,000		5,300,442
Citibank, National Association, 3.7500%, 5/4/21	7,216,000	AUD	5,222,552
Credit Suisse AG/Sydney, 3.5000%, 4/29/20	4,830,000	AUD	3,410,726
Goldman Sachs Group Inc, 4.0000%, 5/2/24	5,270,000	AUD	3,953,085
HBOS Sterling Finance Jersey LP,
UK Govt Bonds 5 Year Note Generic Bid Yield + 4.4000%, 7.8810%‡,µ	909,000	GBP	1,876,480
JPMorgan Chase & Co, 4.5000%, 1/30/26	6,950,000	AUD	5,463,439
Lloyds Banking Group PLC, 4.0000%, 3/7/25	4,400,000	AUD	3,295,423
Lloyds Banking Group PLC, 4.2500%, 11/22/27	2,190,000	AUD	1,670,983
Lloyds Banking Group PLC, 4.3750%, 3/22/28	3,000,000		3,304,246
Lloyds Banking Group PLC,
ICE LIBOR USD 3 Month + 1.2700%, 6.6570% (144A)‡,µ	5,486,000		6,536,240
Nationwide Building Society, 4.0000%, 9/14/26 (144A)	7,500,000		7,886,901
RBS Capital Trust II, ICE LIBOR USD 3 Month + 1.9425%, 6.4250%‡,µ	1,514,000		2,127,170
Royal Bank of Scotland Group PLC, 6.0000%, 12/19/23	3,500,000		3,889,905
Royal Bank of Scotland Group PLC, 5.1250%, 5/28/24	2,600,000		2,814,897
Royal Bank of Scotland Group PLC,
ICE LIBOR USD 3 Month + 2.5000%, 7.6480%‡,µ	971,000		1,393,472
Wells Fargo & Co, 3.0000%, 1/22/21	3,500,000		3,540,807
Wells Fargo & Co, 3.7000%, 7/27/26	6,000,000	AUD	4,533,224
Wells Fargo & Co, 4.0000%, 4/27/27	11,000,000	AUD	8,479,734
			80,918,648
Basic Industry – 1.8%
Air Liquide Finance SA, 0.6250%, 6/20/30	10,700,000	EUR	12,306,985
Argentum Netherlands BV for Givaudan SA, 2.0000%, 9/17/30	3,600,000	EUR	4,557,760
International Flavors & Fragrances Inc, 1.8000%, 9/25/26	390,000	EUR	457,857
International Flavors & Fragrances Inc, 4.4500%, 9/26/28	194,000		211,907
Smurfit Kappa Treasury ULC, 1.5000%, 9/15/27	6,800,000	EUR	7,731,780
WEPA Hygieneprodukte GmbH, 2.8750%, 12/15/27 (144A)	2,260,000	EUR	2,620,883
			27,887,172
Capital Goods – 0.5%
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc,
6.0000%, 2/15/25 (144A)	860,000		901,925

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	DECEMBER 31, 2019

Janus Henderson Developed World Bond Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts			Value
Corporate Bonds – (continued)
Capital Goods – (continued)
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc,
5.2500%, 8/15/27 (144A)	$6,800,000		$7,157,136
			8,059,061
Communications – 12.0%
American Tower Corp, 3.3750%, 5/15/24	2,856,000		2,963,784
American Tower Corp, 3.6000%, 1/15/28	7,580,000		7,955,776
American Tower Corp, 3.8000%, 8/15/29	4,140,000		4,419,963
Arqiva Broadcast Finance PLC, 6.7500%, 9/30/23	1,600,000	GBP	2,252,531
AT&T Inc, 2.4500%, 6/30/20	3,500,000		3,511,865
CCO Holdings LLC / CCO Holdings Capital Corp, 5.1250%, 5/1/23 (144A)	1,300,000		1,326,819
CCO Holdings LLC / CCO Holdings Capital Corp, 5.8750%, 5/1/27 (144A)	418,000		442,035
CCO Holdings LLC / CCO Holdings Capital Corp, 5.3750%, 6/1/29 (144A)	4,268,000		4,556,090

Charter Communications Operating LLC / Charter Communications Operating Capital, 4.2000%, 3/15/28	13,160,000		14,012,479
Comcast Corp, 3.3750%, 8/15/25	2,342,000		2,483,324
Comcast Corp, 3.9500%, 10/15/25	4,088,000		4,458,265
Comcast Corp, 4.1500%, 10/15/28	5,708,000		6,420,848
Crown Castle International Corp, 3.4000%, 2/15/21	1,600,000		1,621,504
Crown Castle International Corp, 3.2000%, 9/1/24	2,276,000		2,352,740
Crown Castle International Corp, 3.6500%, 9/1/27	2,810,000		2,970,344
Crown Castle International Corp, 3.8000%, 2/15/28	1,990,000		2,118,746
Crown Castle International Corp, 3.1000%, 11/15/29	5,601,000		5,663,846
Deutsche Telekom AG, 1.3750%, 7/5/34	7,300,000	EUR	8,274,517
Deutsche Telekom International Finance BV, 2.2250%, 1/17/20 (144A)	2,820,000		2,820,156
Deutsche Telekom International Finance BV, 1.5000%, 4/3/28	2,800,000	EUR	3,361,960
Diamond Sports Group LLC / Diamond Sports Finance Co,
5.3750%, 8/15/26 (144A)	3,443,000		3,482,774
Entertainment One Ltd, 4.6250%, 7/15/26 (144A)	1,930,000	GBP	2,760,217
Moody's Corp, 0.9500%, 2/25/30	4,350,000	EUR	4,907,716
Orange SA, 1.0000%, 5/12/25	4,100,000	EUR	4,770,620
Orange SA, 2.0000%, 1/15/29	3,300,000	EUR	4,126,814
Orange SA, 1.3750%, 1/16/30	5,500,000	EUR	6,562,469
Orange SA, 3.2500%, 1/15/32	2,900,000	GBP	4,254,212
RELX Finance BV, 1.5000%, 5/13/27	500,000	EUR	595,695
Sirius XM Radio Inc, 5.3750%, 4/15/25 (144A)	2,315,000		2,392,043
Sirius XM Radio Inc, 5.5000%, 7/1/29 (144A)	5,100,000		5,514,324
Sky Ltd, 2.5000%, 9/15/26	1,015,000	EUR	1,295,078
T-Mobile USA Inc, 6.0000%, 3/1/23	2,100,000		2,137,800
T-Mobile USA Inc, 6.5000%, 1/15/26	2,320,000		2,487,527
T-Mobile USA Inc, 4.5000%, 2/1/26	596,000		610,900
T-Mobile USA Inc, 4.7500%, 2/1/28	933,000		977,607
TWDC Enterprises 18 Corp, 2.7580%, 10/7/24	7,402,000	CAD	5,816,362
TWDC Enterprises 18 Corp, 1.8500%, 7/30/26	6,474,000		6,355,606
Verizon Communications Inc, 3.5000%, 2/17/23	2,120,000	AUD	1,560,295
Verizon Communications Inc, 4.5000%, 8/17/27	12,840,000	AUD	10,219,517
Verizon Communications Inc, 4.0160%, 12/3/29	3,420,000		3,820,125
Verizon Communications Inc, 2.6500%, 5/6/30	10,200,000	AUD	6,985,989
Virgin Media Secured Finance PLC, 6.2500%, 3/28/29	2,746,800	GBP	3,874,172
Vodafone Group PLC, 3.2500%, 12/13/22	3,600,000	AUD	2,627,681
Vodafone Group PLC, 4.3750%, 5/30/28	3,000,000		3,322,068
Walt Disney Co, 2.0000%, 9/1/29	8,408,000		8,150,089
			183,595,292
Consumer Cyclical – 11.8%
Amazon.com Inc, 3.1500%, 8/22/27	17,248,000		18,237,199
Booking Holdings Inc, 1.8000%, 3/3/27	6,010,000	EUR	7,317,661
Compass Group PLC, 2.0000%, 7/3/29	5,100,000	GBP	7,061,892
Co-operative Group Holdings 2011 Ltd, 6.8750%, 7/8/20Ç	2,509,000	GBP	3,415,624
Co-operative Group Holdings 2011 Ltd, 7.5000%, 7/8/26Ç	2,800,000	GBP	4,236,169

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Developed World Bond Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts			Value
Corporate Bonds – (continued)
Consumer Cyclical – (continued)
Co-Operative Group Ltd, 5.1250%, 5/17/24	5,900,000	GBP	$8,360,144
CPUK Finance Ltd, 4.2500%, 8/28/22	1,700,000	GBP	2,286,848
CPUK Finance Ltd, 4.2500%, 8/28/22 (144A)	700,000	GBP	941,643
CPUK Finance Ltd, 4.8750%, 8/28/25	6,300,000	GBP	8,598,272
CPUK Finance Ltd, 4.8750%, 8/28/25 (144A)	400,000	GBP	545,922
Experian Finance PLC, 4.2500%, 2/1/29 (144A)	$5,270,000		5,791,625
Experian Finance PLC, 2.7500%, 3/8/30 (144A)	6,163,000		6,062,436
IHS Markit Ltd, 5.0000%, 11/1/22 (144A)	1,400,000		1,491,616
Live Nation Entertainment Inc, 4.7500%, 10/15/27 (144A)	7,294,000		7,549,290
Mastercard Inc, 2.1000%, 12/1/27	11,960,000	EUR	15,301,792
McDonald's Corp, 3.1250%, 3/4/25	10,380,000	CAD	8,197,274
McDonald's Corp, 3.4500%, 9/8/26	9,200,000	AUD	6,902,533
McDonald's Corp, 2.6250%, 6/11/29	3,900,000	EUR	5,137,783
McDonald's Corp, 1.6000%, 3/15/31	3,000,000	EUR	3,636,239
Motion Bondco DAC, 4.5000%, 11/15/27 (144A)	750,000	EUR	882,843
Motion Bondco DAC, 6.6250%, 11/15/27 (144A)‡	6,135,000		6,487,762
Service Corp International/US, 4.6250%, 12/15/27	6,882,000		7,174,485
Service Corp International/US, 5.1250%, 6/1/29	1,994,000		2,118,625
Sodexo SA, 0.7500%, 4/14/27	380,000	EUR	440,271
Sodexo SA, 1.7500%, 6/26/28	6,400,000	GBP	8,716,802
Visa Inc, 3.1500%, 12/14/25	7,580,000		8,005,373
Visa Inc, 2.7500%, 9/15/27	11,990,000		12,504,369
Walmart Inc, 2.5500%, 4/8/26	4,000,000	EUR	5,187,487
Walmart Inc, 3.7000%, 6/26/28	6,620,000		7,294,264
			179,884,243
Consumer Non-Cyclical – 19.1%
Abbott Ireland Financing DAC, 1.5000%, 9/27/26	12,780,000	EUR	15,504,411
Abbott Laboratories, 2.9500%, 3/15/25	4,570,000		4,752,499
Anheuser-Busch InBev Finance Inc, 2.6000%, 5/15/24	9,000,000	CAD	6,931,123
Anheuser-Busch InBev SA/NV, 2.7500%, 3/17/36	3,706,000	EUR	5,057,315
Anheuser-Busch InBev Worldwide Inc, 4.1000%, 9/6/27	2,840,000	AUD	2,218,962
Aramark Services Inc, 5.1250%, 1/15/24	681,000		698,842
Aramark Services Inc, 5.0000%, 4/1/25 (144A)	445,000		463,913
Aramark Services Inc, 4.7500%, 6/1/26	2,419,000		2,515,760
Aramark Services Inc, 5.0000%, 2/1/28 (144A)	3,000,000		3,161,250
Bacardi Ltd, 4.4500%, 5/15/25 (144A)	4,736,000		5,102,795
Bacardi Ltd, 4.7000%, 5/15/28 (144A)	3,770,000		4,104,647
Becton Dickinson and Co, 3.3630%, 6/6/24	4,570,000		4,757,592
Becton Dickinson and Co, 3.7000%, 6/6/27	5,310,000		5,652,757
Boston Scientific Corp, 3.4500%, 3/1/24	5,730,000		5,990,855
Boston Scientific Corp, 4.0000%, 3/1/29	893,000		986,983
Catalent Pharma Solutions Inc, 4.8750%, 1/15/26 (144A)	2,739,000		2,834,865
Coca-Cola Co, 0.7500%, 3/9/23	2,000,000	EUR	2,293,928
Coca-Cola Co, 3.2500%, 6/11/24	4,990,000	AUD	3,739,936
Coca-Cola Co, 2.1250%, 9/6/29	5,330,000		5,187,996
Coca-Cola Co, 1.2500%, 3/8/31	6,820,000	EUR	8,192,980
Coca-Cola Co, 1.6250%, 3/9/35	1,610,000	EUR	2,006,568
Constellation Brands Inc, 4.7500%, 11/15/24	1,605,000		1,777,757
Constellation Brands Inc, 3.5000%, 5/9/27	4,000,000		4,174,103
Cott Holdings Inc, 5.5000%, 4/1/25 (144A)	1,336,000		1,396,120
Danone SA, 1.2080%, 11/3/28	1,300,000	EUR	1,578,567
DH Europe Finance II Sarl, 0.4500%, 3/18/28	4,580,000	EUR	5,074,010
DH Europe Finance II Sarl, 2.6000%, 11/15/29	1,378,000		1,370,887
DH Europe Finance II Sarl, 0.7500%, 9/18/31	4,140,000	EUR	4,529,585
Diageo Finance PLC, 1.7500%, 10/12/26	6,600,000	GBP	8,956,336
Elanco Animal Health Inc, 4.9000%, 8/28/28	2,670,000		2,901,968
Estee Lauder Cos Inc, 3.1500%, 3/15/27	4,430,000		4,688,994
FBG Finance Pty Ltd, 3.2500%, 9/6/22	2,330,000	AUD	1,696,182
FBG Finance Pty Ltd, 3.7500%, 9/6/24	11,110,000	AUD	8,408,480

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

10	DECEMBER 31, 2019

Janus Henderson Developed World Bond Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts			Value
Corporate Bonds – (continued)
Consumer Non-Cyclical – (continued)
HCA Inc, 5.0000%, 3/15/24	$67,000		$73,184
HCA Inc, 5.2500%, 6/15/26	2,390,000		2,675,133
HCA Inc, 5.8750%, 2/1/29	737,000		852,156
HCA Inc, 4.1250%, 6/15/29	9,349,000		9,906,479
Heineken NV, 3.5000%, 1/29/28 (144A)	2,320,000		2,455,978
Heineken NV, 1.5000%, 10/3/29	3,800,000	EUR	4,634,621
Heineken NV, 2.0200%, 5/12/32	2,800,000	EUR	3,578,541
IQVIA Inc, 5.0000%, 5/15/27 (144A)	4,000,000		4,231,420
Johnson & Johnson, 2.4500%, 3/1/26	2,460,000		2,498,307
Keurig Dr Pepper Inc, 4.5970%, 5/25/28	7,180,000		8,052,875
Lamb Weston Holdings Inc, 4.8750%, 11/1/26 (144A)	4,060,000		4,303,600
LVMH Moet Hennessy Louis Vuitton SE, 0.7500%, 5/26/24	5,000,000	EUR	5,790,254
Mars Inc, 2.7000%, 4/1/25 (144A)	3,703,000		3,785,701
Mars Inc, 3.2000%, 4/1/30 (144A)	10,045,000		10,623,679
McCormick & Co Inc/MD, 3.1500%, 8/15/24	3,780,000		3,922,007
McCormick & Co Inc/MD, 3.4000%, 8/15/27	1,762,000		1,835,603
Nestle Finance International Ltd, 2.2500%, 11/30/23	6,600,000	GBP	9,201,470
Novartis Finance SA, 1.3750%, 8/14/30	4,480,000	EUR	5,439,948
Novartis Finance SA, 1.7000%, 8/14/38	2,330,000	EUR	2,938,503
PepsiCo Inc, 2.1500%, 5/6/24	7,800,000	CAD	5,977,357
PepsiCo Inc, 2.6250%, 7/29/29	2,695,000		2,747,980
PepsiCo Inc, 1.1250%, 3/18/31	2,000,000	EUR	2,376,890
PepsiCo Inc, 3.3750%, 7/29/49	4,090,000		4,275,304
Procter & Gamble Co, 1.2000%, 10/30/28	3,080,000	EUR	3,732,204
Stryker Corp, 1.0000%, 12/3/31	5,280,000	EUR	5,875,618
Sysco Corp, 1.2500%, 6/23/23	4,200,000	EUR	4,862,970
Sysco Corp, 3.5500%, 3/15/25	3,088,000		3,285,246
Tesco PLC, 6.1250%, 2/24/22	1,550,000	GBP	2,251,653
Tesco PLC, 5.5000%, 1/13/33	3,691,000	GBP	6,085,951
Tesco PLC, 6.1500%, 11/15/37 (144A)	8,080,000		9,431,003
Unilever Capital Corp, 2.1250%, 9/6/29	8,000,000		7,759,542
Unilever PLC, 1.5000%, 7/22/26	3,700,000	GBP	4,939,142
Wm Morrison Supermarkets PLC, 3.5000%, 7/27/26	1,997,000	GBP	2,909,147
Zoetis Inc, 3.9000%, 8/20/28	730,000		791,138
			292,809,570
Government Sponsored – 1.7%
Deutsche Bahn Finance GMBH, 1.6250%, 8/16/33	5,990,000	EUR	7,536,645
Kreditanstalt fuer Wiederaufbau, 3.2000%, 9/11/26	10,000,000	AUD	7,704,464
Kreditanstalt fuer Wiederaufbau, 3.2000%, 3/15/28	13,660,000	AUD	10,644,097
			25,885,206
Industrial – 0.3%
Cintas Corp No 2, 2.9000%, 4/1/22	2,000,000		2,039,401
Cintas Corp No 2, 3.7000%, 4/1/27	2,000,000		2,167,408
			4,206,809
Insurance – 0.8%
BUPA Finance PLC,
UK Govt Bonds 5 Year Note Generic Bid Yield + 2.6000%, 6.1250%‡,µ	1,414,000	GBP	1,928,880
Phoenix Group Holdings PLC, 4.1250%, 7/20/22	1,600,000	GBP	2,217,729
Phoenix Group Holdings PLC, 6.6250%, 12/18/25	2,412,000	GBP	3,716,849
Scottish Widows Ltd, 5.5000%, 6/16/23	2,500,000	GBP	3,681,962
Scottish Widows Ltd, 7.0000%, 6/16/43	612,000	GBP	1,113,259
			12,658,679
Non-Agency Commercial Mortgage-Backed Securities – 0.1%
Nationwide Building Society, 10.2500%‡,µ	850,000	GBP	1,870,876
Owned No Guarantee – 0.3%
TenneT Holding BV, 1.7500%, 6/4/27	3,000,000	EUR	3,715,117
Real Estate Investment Trusts (REITs) – 0.9%
CyrusOne LP / CyrusOne Finance Corp, 2.9000%, 11/15/24	5,008,000		5,027,231
Digital Realty Trust LP, 4.7500%, 10/1/25	1,900,000		2,109,501

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson Developed World Bond Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts			Value
Corporate Bonds – (continued)
Real Estate Investment Trusts (REITs) – (continued)
Public Storage, 3.3850%, 5/1/29	$6,240,000		$6,620,741
			13,757,473
Supranational – 0.7%
European Investment Bank, 2.7000%, 1/12/23	10,000,000	AUD	7,308,026
European Investment Bank, 3.1000%, 8/17/26	4,520,000	AUD	3,461,439
			10,769,465
Technology – 10.4%
Adobe Inc, 3.2500%, 2/1/25	8,429,000		8,896,600
Alphabet Inc, 1.9980%, 8/15/26	28,696,000		28,522,044
Amadeus IT Group SA, 1.5000%, 9/18/26	6,100,000	EUR	7,334,770
Apple Inc, 3.7000%, 8/28/22	20,060,000	AUD	14,883,394
Apple Inc, 1.3750%, 5/24/29	4,480,000	EUR	5,489,701
Dell International LLC / EMC Corp, 5.4500%, 6/15/23 (144A)	14,135,000		15,323,170
Equinix Inc, 2.8750%, 10/1/25	2,100,000	EUR	2,428,565
Equinix Inc, 2.8750%, 2/1/26	2,200,000	EUR	2,560,062
Equinix Inc, 3.2000%, 11/18/29	9,789,000		9,825,415
Fidelity National Information Services Inc, 3.0000%, 8/15/26	5,140,000		5,313,392
Fiserv Inc, 2.7500%, 7/1/24	4,540,000		4,616,685
Fiserv Inc, 3.5000%, 7/1/29	4,520,000		4,744,189
Fiserv Inc, 1.6250%, 7/1/30	3,470,000	EUR	4,063,726
Microsoft Corp, 3.3000%, 2/6/27	14,980,000		15,999,077
Microsoft Corp, 3.1250%, 12/6/28	8,000,000	EUR	11,268,967
Microsoft Corp, 3.4500%, 8/8/36	1,325,000		1,448,553
salesforce.com Inc, 3.7000%, 4/11/28	14,072,000		15,418,914
VMware Inc, 3.9000%, 8/21/27	1,135,000		1,186,788
			159,324,012
Total Corporate Bonds (cost $979,734,046)			1,005,341,623
Foreign Government Bonds – 23.4%
Australia Government Bond, 2.0000%, 12/21/21	49,600,000	AUD	35,525,104
Australia Government Bond, 2.2500%, 11/21/22	19,400,000	AUD	14,125,845
Australia Government Bond, 2.7500%, 4/21/24	29,129,000	AUD	21,942,571
Australia Government Bond, 3.2500%, 4/21/29	27,000,000	AUD	22,046,047
Canadian Government Bond, 0.5000%, 3/1/22	13,250,000	CAD	9,947,909
Canadian Government Bond, 1.7500%, 3/1/23	52,500,000	CAD	40,516,463
European Investment Bank, 3.2500%, 1/29/24	17,000,000		17,998,083
New Zealand Government Bond, 2.7500%, 4/15/25	66,000,000	NZD	47,362,156
Sweden Government Bond, 0.7500%, 5/12/28	322,000,000	SEK	36,440,658
Sweden Government Bond, 3.5000%, 3/30/39	65,000,000	SEK	10,688,628
United Kingdom Gilt, 4.0000%, 3/7/22	40,000,000	GBP	56,929,897
United Kingdom Gilt, 0.5000%, 7/22/22	33,000,000	GBP	43,664,678
Total Foreign Government Bonds (cost $350,866,785)			357,188,039
United States Treasury Notes/Bonds – 4.5%
2.0000%, 1/31/20	10,000,000		10,002,645
2.6250%, 8/31/20	35,000,000		35,223,519
2.7500%, 11/15/23	23,000,000		23,920,547
Total United States Treasury Notes/Bonds (cost $67,935,224)			69,146,711
Investment Companies – 5.5%
Money Markets – 5.5%
Fidelity Investments Money Market Treasury Portfolio, 1.2500%ºº (cost $83,505,093)	83,505,093		83,505,093
Total Investments (total cost $1,496,485,590) – 100.0%			1,529,518,949
Cash, Receivables and Other Assets, net of Liabilities – 0%			593,651
Net Assets – 100%			$1,530,112,600

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

12	DECEMBER 31, 2019

Janus Henderson Developed World Bond Fund

Schedule of Investments (unaudited)

December 31, 2019

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$795,784,219	52.0%
United Kingdom	269,743,914	17.6
Australia	93,639,567	6.1
Canada	54,620,709	3.6
France	48,546,994	3.2
New Zealand	47,362,156	3.1
Sweden	47,129,286	3.1
Germany	42,962,722	2.8
Luxembourg	28,767,548	1.9
Switzerland	25,548,407	1.7
Belgium	24,312,062	1.6
Ireland	20,174,896	1.3
Netherlands	14,384,257	0.9
Bermuda	9,207,442	0.6
Spain	7,334,770	0.5

Total	$1,529,518,949	100.0%

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
BNP Paribas:
Australian Dollar	1/29/20	8,709,366	$(5,965,769)	$149,000
Australian Dollar	1/29/20	(326,541,707)	223,873,806	(5,388,244)
British Pound	1/29/20	19,722,179	(26,035,892)	104,055
British Pound	1/29/20	(185,107,497)	243,150,288	(2,192,790)
Canadian Dollar	1/29/20	(98,078,376)	74,486,888	(1,065,035)
Euro	1/29/20	1,166,643	(1,299,589)	11,216
Euro	1/29/20	(211,478,894)	235,759,045	(1,852,353)
New Zealand Dollar	1/29/20	(71,305,682)	47,026,335	(982,323)
Swedish Krona	1/29/20	(436,530,794)	46,215,572	(473,926)

				(11,690,400)
JPMorgan Chase Bank, National Association:
Australian Dollar	1/17/20	(16,718,410)	11,496,821	(237,249)
Japanese Yen	1/17/20	1,260,593,685	(11,680,306)	(68,241)

				(305,490)
Total				$(11,995,890)

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson Developed World Bond Fund

Schedule of Investments (unaudited)

December 31, 2019

Schedule of Futures

Description	Number of Contracts	Expiration Date	Value and Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)
Futures Sold:
10-Year US Treasury Note	766	3/20/20	$(98,371,156)	$484,734	$(23,938)
Euro-Bund	347	3/6/20	(66,354,147)	671,075	377,535
Total				$1,155,809	$353,597

Schedule of OTC Credit Default Swaps - Buy Protection
Counterparty/ Reference Asset	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Contracts, at Value Asset/(Liability)

Barclays Capital, Inc.:

Renault SA, Fixed Rate 1.00%, Paid quarterly	12/20/21	3,000,000	EUR	$10,704	$(52,751)	$(42,047)

Citibank, National Association:

Arrow Electronics Inc, Fixed Rate 1.00%, Paid quarterly	12/20/23	8,100,000	USD	(7,354)	(171,764)	(179,118)
Avenet Inc, Fixed Rate 1.00%, Paid quarterly	12/20/23	4,050,000	USD	-	(67,431)	(67,431)
Commonwealth Bank of Australia, Fixed Rate 1.00%, Paid quarterly	6/20/23	2,205,000	USD	(25,915)	(39,281)	(65,196)
Commonwealth Bank of Australia, Fixed Rate 1.00%, Paid quarterly	6/20/23	2,205,000	USD	(28,624)	(36,572)	(65,196)
National Australia Bank, Fixed Rate 1.00%, Paid quarterly	6/20/23	4,410,000	USD	(53,845)	(68,516)	(122,361)
Westpac Banking Corp, Fixed Rate 1.00%, Paid quarterly	6/20/23	2,205,000	USD	(26,922)	(31,789)	(58,711)
Westpac Banking Corp, Fixed Rate 1.00%, Paid quarterly	6/20/23	2,205,000	USD	(29,127)	(29,584)	(58,711)
				(171,787)	(444,937)	(616,724)

JPMorgan Chase & Co.:

Host Hotels & Resorts LP, Fixed Rate 1.00%, Paid quarterly	12/20/20	1,250,000	USD	20,186	(32,037)	(11,851)
Host Hotels & Resorts LP, Fixed Rate 1.00%, Paid quarterly	12/20/20	1,250,000	USD	20,186	(32,037)	(11,851)
				40,372	(64,074)	(23,702)
Total				$(120,711)	$(561,762)	$(682,473)

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

14	DECEMBER 31, 2019

Janus Henderson Developed World Bond Fund

Schedule of Investments (unaudited)

December 31, 2019

The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of December 31, 2019.

Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of December 31, 2019

	Credit Contracts	Currency Contracts	Interest Rate Contracts	Total
Asset Derivatives:
Forward foreign currency exchange contracts	$ -	$ 264,271	$ -	$ 264,271
Variation margin receivable	-	-	377,535	377,535

Total Asset Derivatives	$ -	$ 264,271	$ 377,535	$ 641,806

Liability Derivatives:
Forward foreign currency exchange contracts	$ -	$12,260,161	$ -	$12,260,161
Outstanding swap contracts, at value	682,473	-	-	682,473
Variation margin payable	-	-	23,938	23,938

Total Liability Derivatives	$682,473	$12,260,161	$ 23,938	$12,966,572

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended December 31, 2019.

The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended December 31, 2019

Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Credit Contracts	Currency Contracts	Interest Rate Contracts	Total
Futures contracts	$ -	$ -	$ 2,536,265	$ 2,536,265
Forward foreign currency exchange contracts	-	(7,153,248)	-	(7,153,248)
Swap contracts	(158,687)	-	-	(158,687)

Total	$(158,687)	$(7,153,248)	$ 2,536,265	$(4,775,670)

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Credit Contracts	Currency Contracts	Interest Rate Contracts	Total
Futures contracts	$ -	$ -	$ 257,315	$ 257,315
Forward foreign currency exchange contracts	-	(647,459)	-	(647,459)
Swap contracts	(97,540)	-	-	(97,540)

Total	$ (97,540)	$ (647,459)	$ 257,315	$ (487,684)

Please see the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation" sections of the Fund’s Statement of Operations.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson Developed World Bond Fund

Schedule of Investments (unaudited)

December 31, 2019

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended December 31, 2019

Market Value(a)
Credit default swaps, buy protection	$ (625,550)
Forward foreign currency exchange contracts, purchased	37,909,806
Forward foreign currency exchange contracts, sold	825,390,496
Futures contracts, purchased	146,823,884
Futures contracts, sold	40,285,622

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount purchased or sold.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

16	DECEMBER 31, 2019

Janus Henderson Developed World Bond Fund

Notes to Schedule of Investments and Other Information (unaudited)

Bloomberg Barclays Global Aggregate Credit Index (USD Hedged)	Bloomberg Barclays Global Aggregate Credit Index (USD Hedged) measures the credit sector of the global investment grade fixed-rate bond market, including corporate, government and agency securities.

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2019 is $145,368,821, which represents 9.5% of net assets.

ƒ

All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See Notes to Financial Statements.

‡

Variable or floating rate security. Rate shown is the current rate as of December 31, 2019. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of December 31, 2019.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

Janus Investment Fund	17

Janus Henderson Developed World Bond Fund

Notes to Schedule of Investments and Other Information (unaudited)

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2019. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$4,964,754	$-
Bank Loans and Mezzanine Loans	-	9,372,729	-
Corporate Bonds	-	1,005,341,623	-
Foreign Government Bonds	-	357,188,039	-
United States Treasury Notes/Bonds	-	69,146,711	-
Investment Companies	83,505,093	-	-
Total Investments in Securities	$83,505,093	$1,446,013,856	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	264,271	-
Variation Margin Receivable	377,535	-	-
Total Assets	$83,882,628	$1,446,278,127	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$12,260,161	$-
Outstanding Swap Contracts, at Value	-	682,473	-
Variation Margin Payable	23,938	-	-
Total Liabilities	$23,938	$12,942,634	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

18	DECEMBER 31, 2019

Janus Henderson Developed World Bond Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2019

See footnotes at the end of the Statement.

Assets:
Investments, at value(1)	$1,529,518,949
Deposits with brokers for futures	1,790,974
Deposits with brokers for OTC derivatives	880,000
Forward foreign currency exchange contracts	264,271
Variation margin receivable	377,535
Non-interested Trustees' deferred compensation	39,242
Receivables:
Interest	11,625,076
Fund shares sold	5,348,533
Foreign tax reclaims	880
Other assets	378,502
Total Assets	1,550,223,962
Liabilities:
Due to custodian	5,386
Foreign cash due to custodian	8,837
Forward foreign currency exchange contracts	12,260,161
Outstanding swap contracts, at value(2)	682,473
Variation margin payable	23,938
Payables:	—
Investments purchased	3,143,466
Fund shares repurchased	2,713,219
Advisory fees	702,562
Transfer agent fees and expenses	210,676
Dividends	135,754
12b-1 Distribution and shareholder servicing fees	46,364
Non-interested Trustees' deferred compensation fees	39,242
Professional fees	30,973
Custodian fees	27,524
Affiliated fund administration fees payable	3,298
Non-interested Trustees' fees and expenses	605
Accrued expenses and other payables	76,884
Total Liabilities	20,111,362
Net Assets	$1,530,112,600

See Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson Developed World Bond Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2019

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,516,052,775
Total distributable earnings (loss)	14,059,825
Total Net Assets	$1,530,112,600
Net Assets - Class A Shares	$61,176,349
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	6,350,027
Net Asset Value Per Share(3)	$9.63
Maximum Offering Price Per Share(4)	$10.11
Net Assets - Class C Shares	$37,606,319
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,932,636
Net Asset Value Per Share(3)	$9.56
Net Assets - Class D Shares	$20,780,277
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,155,704
Net Asset Value Per Share	$9.64
Net Assets - Class I Shares	$1,262,798,999
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	131,472,932
Net Asset Value Per Share	$9.61
Net Assets - Class N Shares	$17,818,649
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,853,377
Net Asset Value Per Share	$9.61
Net Assets - Class S Shares	$219,835
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	22,841
Net Asset Value Per Share	$9.62
Net Assets - Class T Shares	$129,712,172
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	13,472,261
Net Asset Value Per Share	$9.63

(1) Includes cost of $1,496,485,590.

(2) Net premiums received $120,711.

(3) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

(4) Maximum offering price is computed at 100/95.25 of net asset value.

See Notes to Financial Statements.

20	DECEMBER 31, 2019

Janus Henderson Developed World Bond Fund

Statement of Operations (unaudited)

For the period ended December 31, 2019

Investment Income:
Interest	$17,369,675
Other income	36,287
Total Investment Income	17,405,962
Expenses:
Advisory fees	3,675,806
12b-1 Distribution and shareholder servicing fees:
Class A Shares	76,192
Class C Shares	182,721
Class S Shares	163
Transfer agent administrative fees and expenses:
Class D Shares	11,814
Class S Shares	231
Class T Shares	119,122
Transfer agent networking and omnibus fees:
Class A Shares	23,936
Class C Shares	12,135
Class I Shares	482,875
Other transfer agent fees and expenses:
Class A Shares	2,197
Class C Shares	1,268
Class D Shares	1,429
Class I Shares	23,294
Class N Shares	183
Class S Shares	6
Class T Shares	517
Registration fees	67,541
Custodian fees	50,245
Shareholder reports expense	43,958
Professional fees	31,693
Non-interested Trustees’ fees and expenses	18,868
Affiliated fund administration fees	17,118
Other expenses	72,638
Total Expenses	4,915,950
Less: Excess Expense Reimbursement and Waivers	(5,482)
Net Expenses	4,910,468
Net Investment Income/(Loss)	12,495,494

See Notes to Financial Statements.

Janus Investment Fund	21

Janus Henderson Developed World Bond Fund

Statement of Operations (unaudited)

For the period ended December 31, 2019

Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$12,285,847
Forward foreign currency exchange contracts	(7,153,248)
Futures contracts	2,536,265
Swap contracts	(158,687)
Total Net Realized Gain/(Loss) on Investments	7,510,177
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and non-interested Trustees’ deferred compensation	5,519,384
Forward foreign currency exchange contracts	(647,459)
Futures contracts	257,315
Swap contracts	(97,540)
Total Change in Unrealized Net Appreciation/Depreciation	5,031,700
Net Increase/(Decrease) in Net Assets Resulting from Operations	$25,037,371

See Notes to Financial Statements.

22	DECEMBER 31, 2019

Janus Henderson Developed World Bond Fund

Statements of Changes in Net Assets

	Period ended December 31, 2019 (unaudited)	Year ended June 30, 2019

Operations:
Net investment income/(loss)	$12,495,494	$18,923,584
Net realized gain/(loss) on investments	7,510,177	25,276,893
Change in unrealized net appreciation/depreciation	5,031,700	34,865,553
Net Increase/(Decrease) in Net Assets Resulting from Operations	25,037,371	79,066,030
Dividends and Distributions to Shareholders
Class A Shares	(1,588,749)	(1,973,457)
Class C Shares	(851,471)	(1,372,098)
Class D Shares	(556,210)	(432,828)
Class I Shares	(33,303,325)	(33,555,493)
Class N Shares	(454,553)	(249,474)
Class S Shares	(5,437)	(6,438)
Class T Shares	(3,211,842)	(2,015,076)
Net Decrease from Dividends and Distributions to Shareholders	(39,971,587)	(39,604,864)
Capital Share Transactions:
Class A Shares	10,217,090	9,037,750
Class C Shares	720,037	(4,156,963)
Class D Shares	4,920,673	6,636,916
Class I Shares	326,004,995	256,127,011
Class N Shares	12,352,742	1,398,559
Class S Shares	64,328	31,444
Class T Shares	60,962,075	38,211,023
Net Increase/(Decrease) from Capital Share Transactions	415,241,940	307,285,740
Net Increase/(Decrease) in Net Assets	400,307,724	346,746,906
Net Assets:
Beginning of period	1,129,804,876	783,057,970
End of period	$1,530,112,600	$1,129,804,876

See Notes to Financial Statements.

Janus Investment Fund	23

Janus Henderson Developed World Bond Fund

Financial Highlights

Class A Shares
For a share outstanding during the period end December 31, 2019 (unaudited) and the year or period ended June 30	2019	2019	2018	2017(1)
Net Asset Value, Beginning of Period	$9.69	$9.35	$9.46	$9.34
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.08	0.18	0.21	0.26
Net realized and unrealized gain/(loss)	0.12	0.58	(0.12)	0.11
Total from Investment Operations	0.20	0.76	0.09	0.37
Less Dividends and Distributions:
Dividends (from net investment income)	(0.23)	(0.42)	(0.20)	(0.12)
Distributions (from capital gains)	(0.03)	—	—	—
Return of capital	—	—	—	(0.13)
Total Dividends and Distributions	(0.26)	(0.42)	(0.20)	(0.25)
Net Asset Value, End of Period	$9.63	$9.69	$9.35	$9.46
Total Return*	2.00%	8.48%	0.99%	3.99%
Net Assets, End of Period (in thousands)	$61,176	$51,463	$40,600	$43,047
Average Net Assets for the Period (in thousands)	$60,290	$43,495	$43,700	$60,131
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.92%	0.99%	0.98%	1.01%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.92%	0.99%	0.98%	1.01%
Ratio of Net Investment Income/(Loss)	1.63%	1.98%	2.23%	2.99%
Portfolio Turnover Rate	30%	42%	125%	112%

Class C Shares
For a share outstanding during the period end December 31, 2019 (unaudited) and the year or period ended June 30	2019	2019	2018	2017(1)
Net Asset Value, Beginning of Period	$9.63	$9.30	$9.41	$9.29
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.05	0.12	0.14	0.19
Net realized and unrealized gain/(loss)	0.10	0.57	(0.12)	0.11
Total from Investment Operations	0.15	0.69	0.02	0.30
Less Dividends and Distributions:
Dividends (from net investment income)	(0.19)	(0.36)	(0.13)	(0.08)
Distributions (from capital gains)	(0.03)	—	—	—
Return of capital	—	—	—	(0.10)
Total Dividends and Distributions	(0.22)	(0.36)	(0.13)	(0.18)
Net Asset Value, End of Period	$9.56	$9.63	$9.30	$9.41
Total Return*	1.56%	7.67%	0.25%	3.31%
Net Assets, End of Period (in thousands)	$37,606	$37,165	$40,085	$39,923
Average Net Assets for the Period (in thousands)	$37,404	$36,574	$39,996	$46,079
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.63%	1.72%	1.72%	1.77%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.63%	1.72%	1.72%	1.77%
Ratio of Net Investment Income/(Loss)	0.92%	1.27%	1.48%	2.22%
Portfolio Turnover Rate	30%	42%	125%	112%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from August 1, 2016 through June 30, 2017. The Fund changed its fiscal year end from July 31 to June 30.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

24	DECEMBER 31, 2019

Janus Henderson Developed World Bond Fund

Financial Highlights

Class A Shares
For a share outstanding during the year or period ended July 31	2016	2015	2014
Net Asset Value, Beginning of Period	$9.09	$9.13	$8.93
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.25	0.32	0.46
Net realized and unrealized gain/(loss)	0.24	0.01	0.20
Total from Investment Operations	0.49	0.33	0.66
Less Dividends and Distributions:
Dividends (from net investment income)	(0.24)	(0.37)	(0.46)
Total Dividends and Distributions	(0.24)	(0.37)	(0.46)
Net Asset Value, End of Period	$9.34	$9.09	$9.13
Total Return*	5.46%	3.71%	7.56%
Net Assets, End of Period (in thousands)	$66,863	$28,200	$11,522
Average Net Assets for the Period (in thousands)	$47,477	$20,111	$12,645
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.04%(2)	1.15%	1.36%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.04%(2)	1.09%	1.10%
Ratio of Net Investment Income/(Loss)	2.72%(3)	3.52%	5.02%
Portfolio Turnover Rate	110%	54%	84%

Class C Shares
For a share outstanding during the year or period ended July 31	2016	2015	2014
Net Asset Value, Beginning of Period	$9.04	$9.09	$8.89
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.18	0.26	0.39
Net realized and unrealized gain/(loss)	0.24	—(4)	0.20
Total from Investment Operations	0.42	0.26	0.59
Less Dividends and Distributions:
Dividends (from net investment income)	(0.17)	(0.31)	(0.39)
Total Dividends and Distributions	(0.17)	(0.31)	(0.39)
Net Asset Value, End of Period	$9.29	$9.04	$9.09
Total Return*	4.70%	2.84%	6.78%
Net Assets, End of Period (in thousands)	$50,531	$30,034	$17,744
Average Net Assets for the Period (in thousands)	$40,443	$25,216	$17,512
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.80%(2)	1.92%	2.12%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.80%(2)	1.85%	1.85%
Ratio of Net Investment Income/(Loss)	1.98%(3)	2.84%	4.27%
Portfolio Turnover Rate	110%	54%	84%

* Total return not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) The Ratio of Gross Expenses and Ratio of Net Expenses (After Waivers and Expense Offsets) include a reimbursement of prior period custodian out-of-pocket expenses. The Ratio of Gross Expenses and Ratio of Net Expenses (After Waivers and Expense Offsets) would have been 0.01% higher had the custodian not reimbursed the Fund.

(3) The Ratio of Net Investment Income/(Loss) include a reimbursement of prior period custodian out-of-pocket expenses. The Ratio of Net Investment Income/(Loss) would have been 0.01% lower had the custodian not reimbursed the Fund.

(4) Less than $0.005 on a per share basis.

See Notes to Financial Statements.

Janus Investment Fund	25

Janus Henderson Developed World Bond Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year or period ended June 30	2019	2019	2018	2017(1)
Net Asset Value, Beginning of Period	$9.69	$9.34	$9.45	$9.49
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.09	0.20	0.22	0.02
Net realized and unrealized gain/(loss)	0.12	0.59	(0.11)	(0.03)
Total from Investment Operations	0.21	0.79	0.11	(0.01)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.23)	(0.44)	(0.22)	(0.01)
Distributions (from capital gains)	(0.03)	—	—	—
Return of capital	—	—	—	(0.02)
Total Dividends and Distributions	(0.26)	(0.44)	(0.22)	(0.03)
Net Asset Value, End of Period	$9.64	$9.69	$9.34	$9.45
Total Return*	2.21%	8.78%	1.17%	(0.09)%
Net Assets, End of Period (in thousands)	$20,780	$16,056	$8,848	$450
Average Net Assets for the Period (in thousands)	$19,651	$10,281	$6,302	$270
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.74%	0.86%	0.79%	0.90%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.74%	0.81%	0.79%	0.89%
Ratio of Net Investment Income/(Loss)	1.81%	2.13%	2.39%	3.54%
Portfolio Turnover Rate	30%	42%	125%	112%

Class I Shares
For a share outstanding during the period end December 31, 2019 (unaudited) and the year or period ended June 30	2019	2019	2018	2017(3)
Net Asset Value, Beginning of Period	$9.66	$9.32	$9.43	$9.31
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.09	0.21	0.23	0.27
Net realized and unrealized gain/(loss)	0.13	0.58	(0.11)	0.12
Total from Investment Operations	0.22	0.79	0.12	0.39
Less Dividends and Distributions:
Dividends (from net investment income)	(0.24)	(0.45)	(0.23)	(0.12)
Distributions (from capital gains)	(0.03)	—	—	—
Return of capital	—	—	—	(0.15)
Total Dividends and Distributions	(0.27)	(0.45)	(0.23)	(0.27)
Net Asset Value, End of Period	$9.61	$9.66	$9.32	$9.43
Total Return*	2.24%	8.77%	1.25%	4.26%
Net Assets, End of Period (in thousands)	$1,262,799	$948,619	$659,214	$333,853
Average Net Assets for the Period (in thousands)	$1,129,087	$732,591	$496,179	$326,067
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.67%	0.74%	0.72%	0.76%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.67%	0.74%	0.72%	0.76%
Ratio of Net Investment Income/(Loss)	1.89%	2.23%	2.47%	3.21%
Portfolio Turnover Rate	30%	42%	125%	112%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from June 5, 2017 (inception date) through June 30, 2017.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Period from August 1, 2016 through June 30, 2017. The Fund changed its fiscal year end from July 31 to June 30.

See Notes to Financial Statements.

26	DECEMBER 31, 2019

Janus Henderson Developed World Bond Fund

Financial Highlights

Class I Shares
For a share outstanding during the year or period ended July 31	2016	2015	2014
Net Asset Value, Beginning of Period	$9.06	$9.11	$8.91
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.27	0.34	0.48
Net realized and unrealized gain/(loss)	0.23	0.01	0.21
Total from Investment Operations	0.50	0.35	0.69
Less Dividends and Distributions:
Dividends (from net investment income)	(0.25)	(0.40)	(0.49)
Total Dividends and Distributions	(0.25)	(0.40)	(0.49)
Net Asset Value, End of Period	$9.31	$9.06	$9.11
Total Return*	5.70%	3.86%	7.88%
Net Assets, End of Period (in thousands)	$323,462	$106,544	$18,271
Average Net Assets for the Period (in thousands)	$227,875	$65,902	$7,395
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.79%(2)	0.92%	1.08%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.79%(2)	0.84%	0.85%
Ratio of Net Investment Income/(Loss)	2.96%(3)	3.73%	5.29%
Portfolio Turnover Rate	110%	54%	84%

* Total return not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) The Ratio of Gross Expenses and Ratio of Net Expenses (After Waivers and Expense Offsets) include a reimbursement of prior period custodian out-of-pocket expenses. The Ratio of Gross Expenses and Ratio of Net Expenses (After Waivers and Expense Offsets) would have been 0.01% higher had the custodian not reimbursed the Fund.

(3) The Ratio of Net Investment Income/(Loss) include a reimbursement of prior period custodian out-of-pocket expenses. The Ratio of Net Investment Income/(Loss) would have been 0.01% lower had the custodian not reimbursed the Fund.

See Notes to Financial Statements.

Janus Investment Fund	27

Janus Henderson Developed World Bond Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year or period ended June 30	2019	2019	2018	2017(1)
Net Asset Value, Beginning of Period	$9.67	$9.32	$9.44	$9.32
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.10	0.21	0.23	0.28
Net realized and unrealized gain/(loss)	0.11	0.59	(0.12)	0.11
Total from Investment Operations	0.21	0.80	0.11	0.39
Less Dividends and Distributions:
Dividends (from net investment income)	(0.24)	(0.45)	(0.23)	(0.12)
Distributions (from capital gains)	(0.03)	—	—	—
Return of capital	—	—	—	(0.15)
Total Dividends and Distributions	(0.27)	(0.45)	(0.23)	(0.27)
Net Asset Value, End of Period	$9.61	$9.67	$9.32	$9.44
Total Return*	2.17%	8.94%	1.19%	4.31%
Net Assets, End of Period (in thousands)	$17,819	$5,789	$4,168	$1,340
Average Net Assets for the Period (in thousands)	$12,997	$5,062	$2,007	$1,434
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.61%	0.71%	0.67%	0.70%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.61%	0.67%	0.67%	0.70%
Ratio of Net Investment Income/(Loss)	1.96%	2.31%	2.51%	3.25%
Portfolio Turnover Rate	30%	42%	125%	112%

Class S Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year or period ended June 30	2019	2019	2018	2017(3)
Net Asset Value, Beginning of Period	$9.69	$9.34	$9.45	$9.49
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.07	0.18	0.20	—(4)
Net realized and unrealized gain/(loss)	0.11	0.59	(0.12)	(0.01)
Total from Investment Operations	0.18	0.77	0.08	(0.01)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.22)	(0.42)	(0.19)	(0.01)
Distributions (from capital gains)	(0.03)	—	—	—
Return of capital	—	—	—	(0.02)
Total Dividends and Distributions	(0.25)	(0.42)	(0.19)	(0.03)
Net Asset Value, End of Period	$9.62	$9.69	$9.34	$9.45
Total Return*	1.86%	8.51%	0.85%	(0.11)%
Net Assets, End of Period (in thousands)	$220	$158	$121	$50
Average Net Assets for the Period (in thousands)	$183	$141	$70	$50
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.67%	3.21%	2.19%	1.22%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.05%	1.06%	1.05%	1.22%
Ratio of Net Investment Income/(Loss)	1.52%	1.91%	2.12%	(0.55)%
Portfolio Turnover Rate	30%	42%	125%	112%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from August 1, 2016 through June 30, 2017. The Fund changed its fiscal year end from July 31 to June 30.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Period from June 5, 2017 (inception date) through June 30, 2017.

(4) Less than $0.005 on a per share basis.

See Notes to Financial Statements.

28	DECEMBER 31, 2019

Janus Henderson Developed World Bond Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended July 31	2016(1)
Net Asset Value, Beginning of Period	$8.99
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.17
Net realized and unrealized gain/(loss)	0.32
Total from Investment Operations	0.49
Less Dividends and Distributions:
Dividends (from net investment income)	(0.16)
Total Dividends and Distributions	(0.16)
Net Asset Value, End of Period	$9.32
Total Return*	5.57%
Net Assets, End of Period (in thousands)	$1,528
Average Net Assets for the Period (in thousands)	$1,413
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.73%(3)
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.73%(3)
Ratio of Net Investment Income/(Loss)	2.77%(4)
Portfolio Turnover Rate	110%

* Total return not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from November 30, 2015 (inception date) through July 31, 2016.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) The Ratio of Gross Expenses and Ratio of Net Expenses (After Waivers and Expense Offsets) include a reimbursement of prior period custodian out-of-pocket expenses. The Ratio of Gross Expenses and Ratio of Net Expenses (After Waivers and Expense Offsets) would have been 0.01% higher had the custodian not reimbursed the Fund.

(4) The Ratio of Net Investment Income/(Loss) include a reimbursement of prior period custodian out-of-pocket expenses. The Ratio of Net Investment Income/(Loss) would have been 0.01% lower had the custodian not reimbursed the Fund.

See Notes to Financial Statements.

Janus Investment Fund	29

Janus Henderson Developed World Bond Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year or period ended June 30	2019	2019	2018	2017(1)
Net Asset Value, Beginning of Period	$9.68	$9.34	$9.45	$9.49
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.08	0.19	0.21	—(3)
Net realized and unrealized gain/(loss)	0.13	0.58	(0.10)	(0.01)
Total from Investment Operations	0.21	0.77	0.11	(0.01)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.23)	(0.43)	(0.22)	(0.01)
Distributions (from capital gains)	(0.03)	—	—	—
Return of capital	—	—	—	(0.02)
Total Dividends and Distributions	(0.26)	(0.43)	(0.22)	(0.03)
Net Asset Value, End of Period	$9.63	$9.68	$9.34	$9.45
Total Return*	2.16%	8.59%	1.11%	(0.10)%
Net Assets, End of Period (in thousands)	$129,712	$70,554	$30,023	$55
Average Net Assets for the Period (in thousands)	$94,072	$45,901	$19,756	$53
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.84%	0.91%	0.89%	0.95%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.83%	0.90%	0.88%	0.95%
Ratio of Net Investment Income/(Loss)	1.73%	2.05%	2.31%	(0.01)%
Portfolio Turnover Rate	30%	42%	125%	112%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from June 5, 2017 (inception date) through June 30, 2017.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Less than $0.005 on a per share basis.

See Notes to Financial Statements.

30	DECEMBER 31, 2019

Janus Henderson Developed World Bond Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Developed World Bond Fund (formerly Janus Henderson Strategic Income Fund) (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 47 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks total return through current income and capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act.

Pursuant to the Agreement and Plan of Reorganization, the Fund acquired all the assets and liabilities of the Henderson Strategic Income Fund (the “Predecessor Fund”), a series of Henderson Global Funds, in exchange for Class A, Class C, Class I and Class N Fund shares having an aggregate net asset value equal to the value of the aggregate net assets of the same share class of the Predecessor Fund (except that Class R6 Predecessor Fund shares were exchanged for Class N Fund shares) (the “Reorganization”). The Reorganization occurred at the close of business on June 2, 2017.

The Predecessor Fund and the Fund had identical investment objectives and substantially similar investment policies and principal risks. For financial reporting purposes, the Predecessor Fund’s financial and performance history prior to the Reorganization is carried forward and reflected in the Fund’s financial highlights.

The last fiscal year end of the Predecessor Fund was July 31, 2016. Subsequent to July 31, 2016, the Fund changed its fiscal year end to June 30, 2017, to reflect the fiscal year end of certain funds of the Trust.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares. Class D Shares are closed to certain new investors.

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Funds have adopted an auto-conversion policy pursuant to which Class C Shares that have been held for ten years will be automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the tenth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund will rely on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares. Please contact your financial intermediary for additional information.

Class D Shares are generally no longer being made available to new investors who do not already have a direct account with the Janus Henderson funds. Class D Shares are available only to investors who hold accounts directly with the Janus Henderson funds, to immediate family members or members of the same household of an eligible individual investor, and to existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-

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Notes to Financial Statements (unaudited)

employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, Janus Capital Management LLC (“Janus Capital”), or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Distributors LLC dba Janus Henderson Distributors (“Janus Henderson Distributors”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

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Janus Henderson Developed World Bond Fund

Notes to Financial Statements (unaudited)

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and

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Janus Henderson Developed World Bond Fund

Notes to Financial Statements (unaudited)

would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

Dividends are declared and distributed monthly for the Fund. Realized capital gains, if any, are declared and distributed in December. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or the Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended December 31, 2019 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

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Janus Henderson Developed World Bond Fund

Notes to Financial Statements (unaudited)

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital's ability to establish and maintain appropriate systems and trading.

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Janus Henderson Developed World Bond Fund

Notes to Financial Statements (unaudited)

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).

During the period, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to take a positive outlook on the related currency. These forward contracts seek to increase exposure to currency risk.

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to take a negative outlook on the related currency. These forward contracts seek to increase exposure to currency risk.

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

Futures Contracts

A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Fund is subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts on commodities are valued at the settlement price on valuation date on the commodities exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. In the event that foreign futures trade when the foreign equity markets are closed, the last foreign futures trade price shall be used. Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract. Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund’s futures commission merchant.

With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

During the period, the Fund purchased interest rate futures to increase exposure to interest rate risk.

During the period, the Fund sold interest rate futures to decrease exposure to interest rate risk.

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Janus Henderson Developed World Bond Fund

Notes to Financial Statements (unaudited)

Swaps

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.

Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.

Index swaps, interest rate swaps, and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades. The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Fund’s Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).

The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

The Fund may enter into various types of credit default swap agreements, including OTC credit default swap agreements and index credit default swaps (“CDX”), for investment purposes and to add leverage to its portfolio. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to liquidity risk, counterparty risk, and credit risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the

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Janus Henderson Developed World Bond Fund

Notes to Financial Statements (unaudited)

Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

As a buyer of credit protection, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, the Fund as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and potentially received no benefit from the contract.

If the Fund is the seller of credit protection against a particular security, the Fund would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.

The Fund may invest in single-name credit default swaps (“CDS”) to buy or sell credit protection to hedge its credit exposure, gain issuer exposure without owning the underlying security, or increase the Fund’s total return. Single-name CDS enable the Fund to buy or sell protection against a credit event of a specific issuer. When the Fund buys a single-name CDS, the Fund will receive a return on its investment only in the event of a credit event, such as default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). If a single-name CDS transaction is particularly large, or if the relevant market is illiquid, it may not be possible for the Fund to initiate a single-name CDS transaction or to liquidate its position at an advantageous time or price, which may result in significant losses. Moreover, the Fund bears the risk of loss of the amount expected to be received under a single-name CDS in the event of the default or bankruptcy of the counterparty. The risks associated with cleared single-name CDS may be lower than that for uncleared single-name CDS because for cleared single-name CDS, the counterparty is a clearinghouse (to the extent such a trading market is available). However, there can be no assurance that a clearinghouse or its members will satisfy their obligations to the Fund.

During the period, the Fund purchased protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices where reducing this exposure via the cash bond market was less attractive.

3. Other Investments and Strategies

Additional Investment Risk

The Fund may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer.

In the aftermath of the 2007-2008 financial crisis, the financial sector experienced reduced liquidity in credit and other fixed-income markets, and an unusually high degree of volatility, both domestically and internationally. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. For example, the enactment of the Dodd-Frank Act in 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, over-the-counter derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations.

38	DECEMBER 31, 2019

Janus Henderson Developed World Bond Fund

Notes to Financial Statements (unaudited)

Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (commonly known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will conclude, or how financial markets will react.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Loans

The Fund may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Commercial loans will comprise no more than 20% of the Fund’s total assets. Below are descriptions of the types of loans held by the Fund as of December 31, 2019.

• Bank Loans - Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities.

• Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as London Interbank Offered Rate (“LIBOR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (‘‘borrowers’’) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve

Janus Investment Fund	39

Janus Henderson Developed World Bond Fund

Notes to Financial Statements (unaudited)

foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. While the Fund generally expects to invest in fully funded term loans, certain of the loans in which the Fund may invest include revolving loans, bridge loans, and delayed draw term loans.

Purchasers of floating rate loans may pay and/or receive certain fees. The Fund may receive fees such as covenant waiver fees or prepayment penalty fees. The Fund may pay fees such as facility fees. Such fees may affect the Fund’s return.

• Mezzanine Loans - Mezzanine loans are secured by the stock of the company that owns the assets. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure.

Mortgage- and Asset-Backed Securities

Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed by the full faith and credit of the U.S. Government, which means that the U.S. Government guarantees that the interest and principal will be paid when due. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases, and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.

The Fund may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event,

40	DECEMBER 31, 2019

Janus Henderson Developed World Bond Fund

Notes to Financial Statements (unaudited)

the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.

The following tables present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of December 31, 2019” table located in the Fund’s Schedule of Investments.

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

BNP Paribas	$264,271	$(264,271)	$—	$—

Offsetting of Financial Liabilities and Derivative Liabilities

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Liabilities	or Liability(a)	Pledged(b)	Net Amount

Barclays Capital, Inc.	$42,047	$—	$—	$42,047
BNP Paribas	11,954,671	(264,271)	—	11,690,400
Citibank, National Association	616,724	—	—	616,724
JPMorgan Chase & Co.	23,702	—	—	23,702
JPMorgan Chase Bank, National Association	305,490	—	—	305,490

Total	$12,942,634	$(264,271)	$—	$12,678,363
(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

The Fund generally does not exchange collateral on its forward foreign currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract's obligation value.

The Fund may require the counterparty to pledge securities as collateral daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized gain on OTC derivative contracts with a particular counterparty. The Fund may deposit cash as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. The collateral amounts are subject to minimum exposure requirements and initial margin requirements. Collateral amounts are monitored and subsequently adjusted up or down as valuations fluctuate by at least the minimum exposure requirement. Collateral may reduce the risk of loss.

Janus Investment Fund	41

Janus Henderson Developed World Bond Fund

Notes to Financial Statements (unaudited)

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Sovereign Debt

The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.

When-Issued, Delayed Delivery and Forward Commitment Transactions

The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.

When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.

42	DECEMBER 31, 2019

Janus Henderson Developed World Bond Fund

Notes to Financial Statements (unaudited)

4. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays Janus Capital Management LLC's (“Janus Capital”) an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).

Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $1 Billion	0.55
Next $500 Million	0.50
Above $1.5 Billion	0.45

The Fund’s actual investment advisory fee rate for the reporting period was 0.54% of average annual net assets before any applicable waivers.

Janus Capital has entered into a personnel-sharing arrangement with its foreign (non-U.S.) affiliates, Henderson Global Investors Limited, Henderson Global Investors (Japan) Ltd., and Henderson Global Investors (Singapore) Ltd. (collectively, “HGIL”), pursuant to which HGIL and certain employees of HGIL serve as “associated persons” of Janus Capital. In this capacity, such employees of HGIL are subject to the oversight and supervision of Janus Capital and may provide portfolio management, research, and related services to the Fund on behalf of Janus Capital.

Janus Capital has contractually agreed to waive the advisory fee payable by the Fund or reimburse expenses in an amount equal to the amount, if any, that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.64% of the Fund’s average daily net assets. Janus Capital has agreed to continue the waivers until at least October 28, 2020. If applicable, amounts waived and/or reimbursed to the Fund by Janus Capital are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

Janus Services LLC (“Janus Services”), a wholly-owned subsidiary of Janus Capital, is the Fund’s transfer agent. In addition, Janus Services provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Fund. Janus Services is not compensated for its services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Certain, but not all, intermediaries may charge administrative fees (such as networking and omnibus) to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to Janus Services, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between Janus Services and the Fund, Janus Services may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. Janus Capital and its affiliates benefit from an increase in assets that may result from such relationships. The Funds’ Trustees have set limits on fees that the Funds may incur with respect to administrative fees paid for omnibus or networked accounts. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

Effective July 1, 2019, the Board of Trustees of Janus Investment Fund approved a new administrative fee rate for Class D Shares detailed in the table below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

The Fund’s actual Class D administrative fee rate was 0.12% for the reporting period.

Janus Investment Fund	43

Janus Henderson Developed World Bond Fund

Notes to Financial Statements (unaudited)

Prior to July 1, 2019, the Fund’s Class D Shares paid an administrative services fee at an annual rate of 0.12% of the average daily net assets of Class D Shares for shareholder services provided by Janus Services. Janus Services provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Janus Services receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. Janus Services expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. Janus Services or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to Class S Shares and Class T Shares of the Fund. Janus Services may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with Janus Capital. For all share classes, Janus Services also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Janus Services is compensated for its services related to the Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, Janus Henderson Distributors, a wholly-owned subsidiary of Janus Capital, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to Janus Henderson Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Payments under the Plan are not tied exclusively to actual 12b-1 distribution and shareholder service expenses, and the payments may exceed 12b-1 distribution and shareholder service expenses actually incurred. If any of the Fund’s actual 12b-1 distribution and shareholder service expenses incurred during a calendar year are less than the payments made during a calendar year, the Fund will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution and shareholder servicing fees” in the Statement of Operations.

Janus Capital serves as administrator to the Fund pursuant to an administration agreement between Janus Capital and the Trust. Under the administration agreement, Janus Capital is obligated to provide or arrange for the provision of certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). In addition, employees of Janus Capital and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of Janus Capital employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by Janus Capital, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services Janus Capital (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of Janus Capital and/or its affiliates, are shared with the Fund. Total compensation of $230,755 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2019. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

44	DECEMBER 31, 2019

Janus Henderson Developed World Bond Fund

Notes to Financial Statements (unaudited)

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2019 on the Statement of Assets and Liabilities in the asset, “Non-interested Trustees’ deferred compensation,” and liability, “Non-interested Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2019 are included in “Non-interested Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $236,725 were paid by the Trust to the Trustees under the Deferred Plan during the period ended December 31, 2019.

Class A Shares include a 4.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between Janus Henderson Distributors and financial intermediaries. During the period ended December 31, 2019, Janus Henderson Distributors retained upfront sales charges of $4,822..

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to Janus Henderson Distributors during the period ended December 31, 2019.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended December 31, 2019, redeeming shareholders of Class C Shares paid CDSCs of $1,984.

As of December 31, 2019, shares of the Fund were owned by affiliates of Janus Henderson Investors, and/or other funds advised by Janus Henderson, as indicated in the table below:

Class	% of Class Owned		% of Fund Owned
Class A Shares	-*	%	-*	%
Class C Shares	-*		-*
Class D Shares	-*		-*
Class I Shares	-*		-*
Class N Shares	-*		-*
Class S Shares	25		-*
Class T Shares	-*		-*

* Less than 0.50%

In addition, other shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with accounting principles generally accepted in the United States of America).

5. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

Janus Investment Fund	45

Janus Henderson Developed World Bond Fund

Notes to Financial Statements (unaudited)

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2019 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 1,506,281,837	$30,093,297	$ (6,856,185)	$ 23,237,112

Information on the tax components of derivatives as of December 31, 2019 is as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ (120,711)	$ 1,420,080	$(12,821,923)	$ (11,401,843)

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

46	DECEMBER 31, 2019

Janus Henderson Developed World Bond Fund

Notes to Financial Statements (unaudited)

6. Capital Share Transactions

	Period ended December 31, 2019		Year ended June 30, 2019
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	2,054,214	$ 20,210,165	2,714,859	$ 25,387,242
Reinvested dividends and distributions	148,746	1,442,696	191,151	1,761,837
Shares repurchased	(1,162,062)	(11,435,771)	(1,939,609)	(18,111,329)
Net Increase/(Decrease)	1,040,898	$ 10,217,090	966,401	$ 9,037,750
Class C Shares:
Shares sold	642,300	$ 6,288,724	1,394,794	$ 12,946,996
Reinvested dividends and distributions	79,603	764,509	138,504	1,265,431
Shares repurchased	(647,975)	(6,333,196)	(1,986,228)	(18,369,390)
Net Increase/(Decrease)	73,928	$ 720,037	(452,930)	$ (4,156,963)
Class D Shares:
Shares sold	953,045	$ 9,403,222	1,093,219	$ 10,214,052
Reinvested dividends and distributions	55,853	541,431	46,230	427,186
Shares repurchased	(510,168)	(5,023,980)	(429,537)	(4,004,322)
Net Increase/(Decrease)	498,730	$ 4,920,673	709,912	$ 6,636,916
Class I Shares:
Shares sold	46,466,437	$455,938,888	53,728,431	$500,759,655
Reinvested dividends and distributions	3,012,052	29,132,147	3,206,723	29,510,107
Shares repurchased	(16,176,607)	(159,066,040)	(29,498,177)	(274,142,751)
Net Increase/(Decrease)	33,301,882	$326,004,995	27,436,977	$256,127,011
Class N Shares:
Shares sold	1,341,922	$ 13,217,206	411,227	$ 3,834,769
Reinvested dividends and distributions	41,964	405,678	26,313	241,984
Shares repurchased	(129,304)	(1,270,142)	(285,813)	(2,678,194)
Net Increase/(Decrease)	1,254,582	$ 12,352,742	151,727	$ 1,398,559
Class S Shares:
Shares sold	5,963	$ 58,891	2,902	$ 26,903
Reinvested dividends and distributions	562	5,437	699	6,438
Shares repurchased	-	-	(202)	(1,897)
Net Increase/(Decrease)	6,525	$ 64,328	3,399	$ 31,444
Class T Shares:
Shares sold	8,455,428	$ 83,107,547	6,290,721	$ 58,863,242
Reinvested dividends and distributions	329,968	3,193,805	217,967	2,010,991
Shares repurchased	(2,599,944)	(25,339,277)	(2,435,553)	(22,663,210)
Net Increase/(Decrease)	6,185,452	$ 60,962,075	4,073,135	$ 38,211,023

7. Purchases and Sales of Investment Securities

For the period ended December 31, 2019, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$706,947,254	$ 347,048,328	$ 36,044,866	$ 43,771,487

8. Recent Accounting Pronouncements

The FASB issued Accounting Standards Update No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities ("ASU 2017-08") to amend the

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amortization period for certain purchased callable debt securities held at a premium. The guidance requires certain premiums on callable debt securities to be amortized to the earliest call date. The amortization period for callable debt securities purchased at a discount will not be impacted. The amendments are effective for fiscal years and interim periods within those fiscal years, beginning after December 15, 2018. Management has adopted the amendments as of the beginning of this fiscal period.

The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) in August 2018. The new guidance removes, modifies and enhances the disclosures to Topic 820. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. An entity is permitted, and Management has decided, to early adopt the removed and modified disclosures in these financial statements.

9. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2019 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

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Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund is required to disclose its complete holdings as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Fund shareholders. Historically, the Fund filed its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters each fiscal year on Form N-Q. The Fund’s Form N-PORT and Form N-Q filings: (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series, each of whom serves as an “independent” Trustee (the “Trustees”), oversee the management of each Portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each Fund of Janus Investment Fund (together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreements for the Janus Henderson Funds that utilize subadvisers.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Capital and the respective subadvisers in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At a meeting held on December 5, 2019, based on the Trustees’ evaluation of the information provided by Janus Capital, the subadvisers, and the independent fee consultant, as well as other information, the Trustees determined that the overall arrangements between each Janus Henderson Fund and Janus Capital and each subadviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by Janus Capital, its affiliates and the subadvisers, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund, and the subadvisory agreement for each subadvised Janus Henderson Fund, for the period from February 1, 2020 through February 1, 2021, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

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Additional Information (unaudited)

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent and quality of the services provided by Janus Capital and the subadvisers to the Janus Henderson Funds, taking into account the investment objective, strategies and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of Janus Capital and each subadviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by Janus Capital or the subadvisers, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered Janus Capital’s role as administrator to the Janus Henderson Funds, noting that Janus Capital generally, does not receive a fee for its services but is reimbursed for its out-of-pocket costs. The Trustees considered the role of Janus Capital in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that Janus Capital provides a number of different services for the Janus Henderson Funds and fund shareholders, ranging from investment management services to various other servicing functions, and that, in its view, Janus Capital is a capable provider of those services. The independent fee consultant also provided its belief that Janus Capital has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent and quality of the services provided by Janus Capital or the subadviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory and subadvisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that Janus Capital and each subadviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable funds and peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, the independent fee consultant found that the overall Janus Henderson Funds’ performance has been reasonable: for the 36 months ended September 30, 2019, approximately 69% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar, and for the 12 months ended September 30, 2019, approximately 71% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar.

The Trustees considered the performance of each Fund, noting that performance may vary by share class, and noted the following:

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

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Additional Information (unaudited)

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Developed World Bond Fund, the Trustees noted the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12

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Additional Information (unaudited)

months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson International Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson International Small Cap Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and its limited performance history.

• For Janus Henderson International Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital and Perkins had taken or were taking to improve performance, and that the performance trend was improving

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

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Additional Information (unaudited)

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson U.S. Growth Opportunities Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital and Geneva had taken or were taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

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Additional Information (unaudited)

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital and Intech had taken or were taking to improve performance, and that the performance trend was improving.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital and Perkins had taken or were taking to improve performance, and that the performance trend was improving.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory and subadvisory agreement(s).

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant and noted that the rate of management fees (investment advisory and any administration but excluding out-of-pocket costs) for many of the Janus Henderson Funds, after applicable waivers, was below the average management fee rate of the respective peer group of funds selected by an independent data provider. The Trustees also examined information regarding the subadvisory fees charged for subadvisory services, as applicable, noting that all such fees were paid by Janus Capital out of its management fees collected from such Janus Henderson Fund.

The independent fee consultant provided its belief that the management fees charged by Janus Capital to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by Janus Capital. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of their respective Broadridge Expense Group

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Additional Information (unaudited)

peers; and (3) and the management fees for the Janus Henderson Funds, on average, were 7% under the average management fees for their Expense Groups. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group peers and to average total expenses for its Broadridge Expense Universe.

For certain Janus Henderson Funds, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable in light of performance trends, performance histories, and existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by Janus Capital and each subadviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by Janus Capital and each subadviser to comparable separate account clients and to comparable non-affiliated funds subadvised by Janus Capital or by a subadviser (for which Janus Capital or the subadviser provides only or primarily portfolio management services). Although in most instances subadvisory and separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that Janus Capital noted that, under the terms of the management agreements with the Janus Henderson Funds, Janus Capital performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, trustee support, regulatory compliance and numerous other services, and that, in serving the Janus Henderson Funds, Janus Capital assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, they noted that the independent fee consultant found that: (1) the management fees Janus Capital charges to the Janus Henderson Funds are reasonable in relation to the management fees Janus Capital charges to funds subadvised by Janus Capital and to the fees Janus Capital charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs; and (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged to Janus Henderson subadvised fund and separate account investors; (4) 11 of 12 Janus Henderson Funds have lower management fees than similar funds subadvised by Janus Capital; and (5) six of nine Janus Henderson Funds have lower management fees than similar separate accounts managed by Janus Capital.

The Trustees considered the fees for each Fund for its fiscal year ended in 2018, and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”):

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

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Additional Information (unaudited)

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

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• For Janus Henderson Global Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable.

• For Janus Henderson International Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson International Small Cap Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for both share classes.

• For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

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Additional Information (unaudited)

• For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson U.S. Growth Opportunities Fund, that Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that, although the Fund’s expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

The Trustees reviewed information on the overall profitability to Janus Capital and its affiliates of their relationship with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses, and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to Janus Capital from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether Janus Capital and each subadviser receive adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is

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Additional Information (unaudited)

necessarily a product of the allocation methodology utilized by Janus Capital to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found that (1) the expense allocation methodology and rationales utilized by Janus Capital were reasonable and (2) no clear correlation between expense allocations and operating margins. The Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that Janus Capital’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to Janus Capital and its affiliates, as well as the fees paid by Janus Capital to the subadvisers of subadvised Janus Henderson Funds, were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees Janus Capital and the subadvisers charge to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by Janus Capital and any subadviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by Janus Capital.

Economies of Scale

The Trustees considered information about the potential for Janus Capital to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in November 2019 which provided its research and analysis into economies of scale. They also noted that, although many Janus Henderson Funds pay advisory fees at a base fixed rate as a percentage of net assets, without any breakpoints or performance fees, their independent fee consultant concluded that 64% of these Janus Henderson Funds’ share classes have contractual management fees (gross of waivers) below their Broadridge expense group averages. They also noted the following: (1) that for those Janus Henderson Funds whose expenses are being reduced by the contractual expense limitations of Janus Capital, Janus Capital is subsidizing certain of these Janus Henderson Funds because they have not reached adequate scale; (2) as the assets of some of the Janus Henderson Funds have declined in the past few years, certain Janus Henderson Funds have benefited from having advisory fee rates that have remained constant rather than increasing as assets declined; (3) performance fee structures have been implemented for various Janus Henderson Funds that have caused the effective rate of advisory fees payable by such a Janus Henderson Fund to vary depending on the investment performance of the Janus Henderson Fund relative to its benchmark index over the measurement period; and (4) a few Janus Henderson Funds have fee schedules with breakpoints and reduced fee rates above certain asset levels. The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

The Trustees also considered the independent fee consultant’s conclusion that, given the limitations of various analytical approaches to economies of scale and their conflicting results, it is difficult to analytically confirm or deny the existence of economies of scale in the Janus Henderson complex. In this regard, the independent consultant concluded that (1) to the extent there were economies of scale at Janus Capital, Janus Capital’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds which have not yet achieved those economies and (2) by setting lower fixed fees from the start on these Janus Henderson Funds, Janus Capital appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any scale economies that may exist. Further, the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at Janus Capital.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between Janus Capital and the Janus

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Janus Henderson Developed World Bond Fund

Additional Information (unaudited)

Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

Other Benefits to Janus Capital

The Trustees also considered benefits that accrue to Janus Capital and its affiliates and subadvisers to the Janus Henderson Funds from their relationships with the Janus Henderson Funds. They recognized that two affiliates of Janus Capital separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market funds for services provided, and that such compensation contributes to the overall profitability of Janus Capital and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered Janus Capital’s past and proposed use of commissions paid by the Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of Janus Capital and/or Janus Capital, and/or a subadviser to a Janus Henderson Fund. The Trustees concluded that Janus Capital’s and the subadvisers’ use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit each Janus Henderson Fund. The Trustees also concluded that, other than the services provided by Janus Capital and its affiliates and subadvisers pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and Janus Capital and the subadvisers may potentially benefit from their relationship with each other in other ways. They concluded that Janus Capital and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by Janus Capital and its affiliates. They also concluded that Janus Capital and/or the subadvisers benefit from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from Janus Capital’s and/or the subadvisers’ receipt of those products and services as well as research products and services acquired through commissions paid by other clients of Janus Capital and/or other clients of the subadvisers. They further concluded that the success of any Janus Henderson Fund could attract other business to Janus Capital, the subadvisers or other Janus Henderson funds, and that the success of Janus Capital and the subadvisers could enhance Janus Capital’s and the subadvisers’ ability to serve the Janus Henderson Funds.

Approval of an Amended and Restated Investment Advisory Agreement for Janus Henderson Small-Mid Cap Value Fund (formerly, Janus Henderson Select Value Fund)

Janus Capital Management LLC (“Janus Capital”) met with the Trustees, each of whom serves as an “independent” Trustee (the “Trustees”), on December 5, 2018 and March 14, 2019, to discuss the Amended and Restated Investment Advisory Agreement (the “Amended Advisory Agreement”) for Janus Henderson Small-Mid Cap Value Fund (formerly, Janus Henderson Select Value Fund) (“Small-Mid Cap Value Fund”) and other matters related to investment strategy changes to shift the market capitalization focus of Small-Mid Cap Value Fund (the “Strategy Change”). At these meetings, the Trustees discussed the Amended Advisory Agreement and the Strategy Change with their independent counsel, separately from management. During the course of the meetings, the Trustees requested and considered such information as they deemed relevant to their deliberations. At the meeting held on March 14, 2019, the Trustees, upon the recommendation of Janus Capital, voted unanimously to approve the Amended Advisory Agreement for Small-Mid Cap Value Fund, and recommended that the Amended Advisory Agreement be submitted to shareholders for approval. The Trustees also approved matters related to the Strategy Change, effective upon approval of the Amended Advisory Agreement by the Fund’s shareholders.

In determining whether to approve the Amended Advisory Agreement, the Trustees noted their most recent consideration of Small-Mid Cap Value Fund’s current advisory agreement (the “Current Advisory Agreement”) as part of the Trustees’ annual review and consideration of whether to continue the investment advisory agreement and sub-advisory agreement, as applicable, for each Janus Henderson fund, including Small-Mid Cap Value Fund (the “Annual Review”). The Trustees noted that in connection with the Annual Review: (i) the Trustees received and reviewed information provided by Janus Capital and each sub-adviser, including Perkins Investment Management LLC (“Perkins”), in response to requests of the Trustees and their independent legal counsel, and also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant; and (ii) throughout the Annual Review, the Trustees were advised by their independent legal counsel. The Trustees also noted that based on the Trustees’ evaluation of the information provided by Janus Capital, Perkins, and the independent fee consultant, as well as other information, the Trustees determined that the overall arrangements between Small-Mid Cap

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Additional Information (unaudited)

Value Fund and Janus Capital and Perkins were fair and reasonable in light of the nature, extent and quality of the services provided by Janus Capital, its affiliates and Perkins, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and the Trustees unanimously approved the continuation of the Current Advisory Agreement for another year.

In considering the Amended Advisory Agreement, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the Amended Advisory Agreement are discussed separately below.

• The Trustees determined that the terms of the Amended Advisory Agreement are substantially similar to those of the Current Advisory Agreement, which the Trustees recently reviewed as part of the Annual Review, and the material changes made to the Amended Advisory Agreement address the proposed change to the benchmark index and the description of the period used for calculating the performance fee in order to allow for continuity of the fee based on Small-Mid Cap Value Fund’s historical performance over a 36-month measurement period.

• As part of the Strategy Change, Small-Mid Cap Value Fund will focus its investments on common stocks of companies that are small- and mid-capitalization stocks. The Trustees determined that the proposed benchmark index, the Russell 2500TM Value Index, is more closely aligned with a small- and mid-cap stock focus than Small-Mid Cap Value Fund’s current benchmark index, the Russell 3000® Value Index.

• Under the Amended Advisory Agreement, the structure of the performance fee was not changing, other than to utilize a different benchmark and performance calculation period to implement the new benchmark over time, and that this structure had been implemented initially for Small-Mid Cap Value Fund based on analysis provided by the independent fee consultant. The Trustees considered the information provided by Janus Capital in this regard, and noted Janus Capital’s belief that this performance fee structure remained reasonable and appropriate for Small-Mid Cap Value Fund. The Trustees concluded that this performance fee structure was reasonable for Small-Mid Cap Value Fund as proposed, and also determined to seek further analysis from their independent fee consultant with respect to this matter. In this regard, Janus Capital agreed to consider further revisions to the proposed performance fee structure should that be needed based on the additional analysis provided.

• As part of the Strategy Change, Perkins will continue to provide sub-advisory services to Small-Mid Cap Value Fund, but will utilize new portfolio managers to implement Small-Mid Cap Value Fund’s focus on common stocks of companies that are small- and mid-capitalization stocks. In this regard, the Trustees noted the information provided by Janus Capital with respect to the qualifications and experience of the new portfolio managers implementing investment strategies similar to the one to be utilized by Small-Mid Cap Value Fund, and also noted that Perkins and the new portfolio managers provide sub-advisory services to other Janus Henderson funds the Trustees oversee.

• The information provided by Janus Capital with respect to (i) the impact of the Amended Advisory Agreement on the potential advisory fees to be paid by Small-Mid Cap Value Fund going forward; and (ii) the potential transaction costs and capital gains to be incurred by Small-Mid Cap Value Fund as part of the efforts to reposition Small-Mid Cap Value Fund’s portfolio to focus its investments on common stocks of companies that are small- and mid-capitalization stocks. In this regard, the Trustees noted that Small-Mid Cap Value Fund’s operating costs were not expected otherwise to materially change under the Amended Advisory Agreement.

• Janus Capital’s reasons for seeking to implement the Strategy Change, including Janus Capital’s belief that current marketplace demands for a small and mid-cap strategy, combined with Perkins’ experience in managing small- and mid-cap stocks, will provide greater opportunity for Small-Mid Cap Value Fund to grow over the long-term, and that the Strategy Change is designed to create asset growth through increased sales for Small-Mid Cap Value Fund, potentially resulting in increased operational efficiencies for Small-Mid Cap Value Fund.

• Janus Capital will pay the fees and expenses related to seeking shareholder approval of the Amended Advisory Agreement, including the costs related to the preparation and distribution of proxy materials, and all other costs incurred in connection with the solicitation of proxies.

After discussion, the Trustees determined that the overall arrangements between Small-Mid Cap Value Fund, Janus Capital, and Perkins under the Amended Advisory Agreement would continue to be fair and reasonable in light of the

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Additional Information (unaudited)

nature, extent, and quality of the services expected to be provided by Janus Capital, its affiliates, and Perkins following the Strategy Change.

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Useful Information About Your Fund Report (unaudited)

Management Commentary

The Management Commentary in this report includes valuable insight as well as statistical information to help you understand how your Fund’s performance and characteristics stack up against those of comparable indices.

If the Fund invests in foreign securities, this report may include information about country exposure. Country exposure is based primarily on the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived.

Please keep in mind that the opinions expressed in the Management Commentary are just that: opinions. They are a reflection based on best judgment at the time this report was compiled, which was December 31, 2019. As the investing environment changes, so could opinions. These views are unique and are not necessarily shared by fellow employees or by Janus Henderson in general.

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of Janus Capital and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Barclays and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

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Useful Information About Your Fund Report (unaudited)

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected. If you compare the Fund’s “Net Decrease from Dividends and Distributions” to “Reinvested Dividends and Distributions,” you will notice that dividends and distributions have little effect on the Fund’s net assets. This is because the majority of the Fund’s investors reinvest their dividends and/or distributions.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the

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Useful Information About Your Fund Report (unaudited)

total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

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Knowledge. Shared

At Janus Henderson, we believe in the sharing of expert insight for better investment and business decisions. We call this ethos Knowledge. Shared.

Learn more by visiting janushenderson.com.

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson, Janus, Henderson, Perkins, Intech and Knowledge. Shared are trademarks of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.

Janus Henderson Distributors

125-24-93077 02-20

SEMIANNUAL REPORT December 31, 2019

Janus Henderson Diversified Alternatives Fund

Janus Investment Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by contacting a Janus Henderson representative. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by visiting janushenderson.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you do not invest directly with the Fund, you should contact your plan sponsor, broker-dealer, or financial intermediary, to request to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-525-3713 to let the Fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Janus Henderson mutual funds where held (i.e., all Janus Henderson mutual funds held in your account if you invest through your financial intermediary or all Janus Henderson mutual funds held with the fund complex if you invest directly with a fund).

HIGHLIGHTS • Portfolio management perspective • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Diversified Alternatives Fund

Janus Henderson Diversified Alternatives Fund (unaudited)

FUND SNAPSHOT

We invest in a portfolio of traditional and nontraditional investable risk factors distilled from traditional asset classes, each a type of risk premium. We combine these independent risk premia into a liquid portfolio that seeks to deliver consistent, absolute returns with low correlation to stocks and bonds.

Aneet Chachra co-portfolio manager	John Fujiwara co-portfolio manager

PERFORMANCE OVERVIEW

For the six-month period ended December 31, 2019, Janus Henderson Diversified Alternatives Fund’s Class I Shares returned -1.29%, compared with a return of 2.45% for its primary benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, and 2.64% for its secondary benchmark, the London Interbank Offered Rate (LIBOR) + 3%.

MARKET ENVIRONMENT

Global financial markets generated positive returns during the period, with riskier assets outperforming safer government bonds as optimism brewed that heretofore slowing global growth may reaccelerate. Two developments fueling investor optimism were stabilizing global purchasing managers indices and headway in U.S.-China trade negotiations. Although yields across the U.S. Treasuries curve were down for the period, the curve between 2-year and 10-year maturities steepened as the former was anchored to a succession of rate cuts by the Federal Reserve (Fed) and the latter proved more susceptible to a potential uptick in global growth. Investment-grade credit marginally outperformed high-yield issuers due in part to falling interest rates. Yet for both categories, spreads between their yields and those of their risk-free benchmarks narrowed considerably. Equities rallied, with some U.S. benchmarks achieving new record closes by the end of the period, but international stocks also moved upward on improving growth prospects. This occurred after an extended period of underperformance by international stocks.

PERFORMANCE DISCUSSION

The Fund underperformed its primary and secondary benchmarks during the six-month period. Over time, the Fund seeks to provide positive absolute returns and offer true diversification with low correlation to stocks and bonds by investing in a portfolio of risk premia strategies.

Implicit in risk premia strategies is investors commanding a premium for securities that they deem riskier than those in other pockets of the market. When investors concentrate their exposure on a narrow segment of the market, as they are doing now with regard to larger-cap and growth stocks and longer-duration bonds, the tendencies underpinning risk premia are less powerful. Evidence of this is seen in the performance of the individual premia over the past six months.

We consider this environment a “beta trade”: riskier assets largely moving in unison, with the only difference being a matter of magnitude. The market’s concentration, in our view, is the manifestation of lingering investor caution; their outlook is largely constructive mainly due to accommodative central bank policy, but they remain hesitant to reallocate from secular growth stories toward beaten-down segments, such as value, small-cap and emerging markets that would typically benefit from a noticeable uptick in economic growth. While each of these categories showed signs of stabilization in recent months, we have yet to see the wholesale rotation that many believed was imminent during the autumn. The equity-size risk premium was a top detractor for the period, as small-cap stocks continued to underperform their large-cap peers. Equity value, however, generated modestly positive returns, helped by an uptick in the performance of value stocks relative to growth during the autumn.

Idiosyncratic developments were behind the fixed income price pressure risk premium underperforming. This is a risk premium recently added to the strategy that aims to provide liquidity around issuance in global bond markets. With Treasury yields low, we would expect bond auction participants to demand larger price concessions. Yet during the period, policy rhetoric unconducive for growth emerged around auctions, causing Treasury yields to fall rather than deliver the spike necessary for this risk premium to generate gains.

Janus Investment Fund	1

Janus Henderson Diversified Alternatives Fund (unaudited)

The currency momentum risk premium also detracted from results. With the Fed not committing to either raising or lowering rates, the trajectory of the U.S. dollar is largely left to the whims of investment flows and its role as a “safe haven” currency. Sporadic appetite for riskier international assets interspersed with bouts of caution inhibited the establishment of the prolonged trend necessary for this strategy to generate positive returns.

Perhaps the best illustration of investors’ herd mentality was the equity momentum risk premium and rates momentum risk premium delivering the period’s strongest results. With the Fed implying it would do what’s necessary to maintain economic growth, investors continued to pile into U.S. stocks while Treasuries rallied on the back of Fed action, namely the period’s succession of interest rate cuts.

DERIVATIVES

The Fund makes extensive use of derivatives because they are generally the most efficient and liquid way to gain our desired exposures. Swaps are used to gain exposure to equity, fixed income and commodity indices. Futures are used to gain exposure to commodities, currencies and long-end fixed income markets. Forwards are employed to take exposures in foreign currencies, generally one week in length. In aggregate, these positions detracted from performance during the period.

Please see the Derivative Instruments section in the “Notes to Consolidated Financial Statements” for a discussion of derivatives used by the Fund.

OUTLOOK

Investors’ crowded positioning is understandable in the sense that the policy environment is conducive to growth, but there is scant evidence of a catalyst for underperforming market segments to break out. Even with the Fed pausing rate cuts, policy is becoming more accommodative as the central bank wades deeper into short-term lending markets, increasing the size of its balance sheet in the process.

We believe investors’ abandonment of diversification may ultimately haunt them. With trades this crowded, any upsetting of the apple cart would likely result in a mismatch in buyers and sellers and a plunge in prices before opportunistic buyers step in.

While the autumn of 2019 saw a stabilization in small-cap, value and emerging market stocks, investors have thus far only been willing to dip their toe in the water of these out-of-favor pockets. To a degree, the caution is merited. The U.S. faces a pivotal election, continued progress on trade is far from guaranteed and much of the rest of the world still faces daunting secular challenges, which have resulted in negative yields on much of their government debt.

When seeking to identify what catalyst may reignite a rotation, we have our eye on a meaningful uptick in inflation. Whether spurred by economic growth, costs associated with more complex trade linkages or tight U.S. labor markets pushing up wages, we believe this lopsided market is poorly positioned for rising inflation. Value stocks, driven by their large slug of banks, could outperform as the steeper yield curve that would accompany inflation would benefit lenders’ profitability. An additional spurt of U.S. growth would benefit small-cap companies, and improving trade may allow emerging markets to build on recent gains. Conversely, investors holding longer-dated bonds would likely incur capital losses as the long end of yield curves price in higher inflation.

Thank you for investing in the Janus Henderson Diversified Alternatives Fund.

2	DECEMBER 31, 2019

Janus Henderson Diversified Alternatives Fund (unaudited)

Fund At A Glance

December 31, 2019

Asset Allocation
Commodity	35.0%
Equity	23.9%
Currency	19.8%
Fixed Income	19.6%
Cash & Cash Equivalents	1.7%
100.0%

The allocations shown reflect absolute notional exposures to various asset classes. The allocations are calculated net of cash segregated for future obligations.

Janus Investment Fund	3

Janus Henderson Diversified Alternatives Fund (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended December 31, 2019					Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Since Inception*	Total Annual Fund Operating Expenses‡	Net Annual Fund Operating Expenses‡
Class A Shares at NAV	-1.30%	-0.07%	0.35%	0.48%	1.90%	1.36%
Class A Shares at MOP	-6.96%	-5.77%	-0.82%	-0.37%
Class C Shares at NAV	-1.01%	0.47%	-0.15%	-0.01%	2.67%	2.07%
Class C Shares at CDSC	-2.00%	-0.53%	-0.15%	-0.01%
Class D Shares(1)	-1.29%	0.04%	0.46%	0.58%	2.19%	1.19%
Class I Shares	-1.29%	0.04%	0.55%	0.68%	1.62%	1.15%
Class N Shares	-1.19%	0.14%	0.61%	0.74%	1.50%	1.03%
Class S Shares	-1.31%	0.14%	0.34%	0.41%	2.21%	1.53%
Class T Shares	-1.30%	0.14%	0.47%	0.58%	1.77%	1.29%
Bloomberg Barclays U.S. Aggregate Bond Index	2.45%	8.72%	3.05%	2.70%
London Interbank Offered Rate (LIBOR) + 3% Index	2.64%	6.39%	4.55%	4.32%**
Morningstar Quartile - Class I Shares	-	4th	4th	4th
Morningstar Ranking - based on total returns for Multialternative Funds	-	279/312	173/225	141/155

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Net expense ratios reflect the expense waiver, if any, contractually agreed to through October 28, 2020.

4	DECEMBER 31, 2019

Janus Henderson Diversified Alternatives Fund (unaudited)

Performance

Performance may be affected by risks that include those associated with non-diversification, portfolio turnover, short sales, potential conflicts of interest, foreign and emerging markets, initial public offerings (IPOs), high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), derivatives, and commodity-linked investments. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

There is a risk that the Fund’s investments will correlate with stocks and bonds to a greater degree than anticipated, and the investment process may not achieve the desired results. The Fund may underperform during up markets and be negatively affected in down markets. Diversification does not assure a profit or eliminate the risk of loss.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2019 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Consolidated Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

Effective October 28, 2019, Aneet Chachra and John Fujiwara are Co-Portfolio Managers of the Fund.

Effective January 13, 2020, the Fund’s primary benchmark changed from the Bloomberg Barclays U.S. Aggregate Bond Index to the FTSE 3-Month US Treasury Bill Index and the Fund’s secondary benchmark will change from LIBOR +3% to the FTSE 3-Month US Treasury Bill Index +3%. Janus Capital believes that the FTSE 3-Month US Treasury Bill Index is a more appropriate benchmark in light of the Fund’s principal investment strategy.

*The Fund’s inception date – December 28, 2012

‡ As stated in the prospectus. See Consolidated Financial Highlights for actual expense ratios during the reporting period.

** The London Interbank Offered Rate (LIBOR) + 3% since inception returns are calculated from December 31, 2012.

(1) Closed to certain new investors.

Janus Investment Fund	5

Janus Henderson Diversified Alternatives Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/19)	Ending Account Value (12/31/19)	Expenses Paid During Period (7/1/19 - 12/31/19)†	Beginning Account Value (7/1/19)	Ending Account Value (12/31/19)	Expenses Paid During Period (7/1/19 - 12/31/19)†	Net Annualized Expense Ratio (7/1/19 - 12/31/19)
Class A Shares	$1,000.00	$987.00	$6.89	$1,000.00	$1,018.20	$7.00	1.38%
Class C Shares	$1,000.00	$989.90	$3.20	$1,000.00	$1,021.92	$3.25	0.64%
Class D Shares	$1,000.00	$987.10	$6.24	$1,000.00	$1,018.85	$6.34	1.25%
Class I Shares	$1,000.00	$987.10	$6.09	$1,000.00	$1,019.00	$6.19	1.22%
Class N Shares	$1,000.00	$988.10	$5.45	$1,000.00	$1,019.66	$5.53	1.09%
Class S Shares	$1,000.00	$986.90	$6.04	$1,000.00	$1,019.05	$6.14	1.21%
Class T Shares	$1,000.00	$987.00	$5.94	$1,000.00	$1,019.15	$6.04	1.19%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Consolidated Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

6	DECEMBER 31, 2019

Janus Henderson Diversified Alternatives Fund

Consolidated Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Investment Companies – 5.5%
Money Markets – 5.5%
Janus Henderson Cash Liquidity Fund LLC, 1.7210%©,ºº,£ (cost $4,089,124)	4,089,012	$4,089,012
U.S. Government Agency Notes – 87.6%
United States Treasury Bill:
0%, 1/9/20†,◊	$6,300,000	6,298,277
0%, 2/6/20◊	10,500,000	10,484,790
0%, 3/12/20†,◊	13,900,000	13,859,391
0%, 4/9/20◊	17,000,000	16,932,518
0%, 5/7/20◊	9,600,000	9,548,802
0%, 6/4/20◊	7,400,000	7,351,361
Total U.S. Government Agency Notes (cost $64,450,262)		64,475,139
Total Investments (total cost $68,539,386) – 93.1%		68,564,151
Cash, Receivables and Other Assets, net of Liabilities – 6.9%		5,069,381
Net Assets – 100%		$73,633,532

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/19
Investment Companies - 5.5%
Money Markets - 5.5%
Janus Henderson Cash Liquidity Fund LLC, 1.7210%©,ºº	$53,714	$(75)	$(112)	$4,089,012

	Share Balance at 6/30/19	Purchases	Sales	Share Balance at 12/31/19
Investment Companies - 5.5%
Money Markets - 5.5%
Janus Henderson Cash Liquidity Fund LLC, 1.7210%©,ºº	2,119,458	46,551,497	(44,581,943)	4,089,012

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
HSBC Securities (USA), Inc.:
Australian Dollar	1/10/20	(1,850,000)	$1,280,955	$(17,252)
British Pound	1/10/20	922,000	(1,193,923)	27,423
Canadian Dollar	1/10/20	1,981,000	(1,507,324)	18,477
Euro	1/10/20	(5,943,000)	6,601,384	(67,453)

See Notes to Consolidated Schedule of Investments and Other Information and Notes to Consolidated Financial Statements.

Janus Investment Fund	7

Janus Henderson Diversified Alternatives Fund

Consolidated Schedule of Investments (unaudited)

December 31, 2019

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Japanese Yen	1/10/20	(297,400,000)	$2,722,543	$(15,551)
New Zealand Dollar	1/10/20	6,051,000	(4,017,761)	55,025
Norwegian Krone	1/10/20	27,830,000	(3,107,951)	63,294
Swedish Krona	1/10/20	(18,170,000)	1,927,978	(13,324)
Swiss Franc	1/10/20	(3,931,000)	4,009,923	(54,178)
Total				$(3,539)

Schedule of Futures

Description	Number of Contracts	Expiration Date	Value and Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)
Futures Purchased:
AUST-Bond	75	3/16/20	$7,522,476	$(138,832)	$(39,457)
Brent Crude©	25	1/31/20	1,650,000	68,239	(18,094)
Copper©	24	5/27/20	1,684,500	23,475	(23,080)
Gold©	11	4/28/20	1,682,230	64,717	5,170
Live Cattle©	35	6/30/20	1,664,600	19,801	(1,486)
S&P 500 E-mini	66	3/20/20	10,662,300	(24,269)	13,500
Wheat©	61	7/14/20	1,724,775	-	-
WTI Crude©	28	4/21/20	1,679,160	59,173	(20,705)
Total - Futures Purchased				72,304	(84,152)
Futures Sold:
10-Year US Treasury Note	(105)	3/20/20	(13,484,297)	22,336	14,984
CAN-Bond	(71)	3/20/20	(7,517,776)	135,566	31,169
Coffee 'C'©	(35)	5/18/20	(1,731,188)	(18,127)	33,072
Corn©	(85)	5/14/20	(1,677,688)	(54,036)	2,214
Cotton #2©	(66)	5/6/20	(2,315,940)	(124,327)	19,656
Euro-Bund	(66)	3/6/20	(12,620,673)	130,694	-
JAP-Bond	(5)	3/13/20	(7,003,406)	4,120	460
Silver©	(19)	5/27/20	(1,710,855)	(121,612)	10,262
Soybean©	(48)	5/14/20	(2,325,000)	(120,326)	(6,740)
Sugar©	(110)	6/30/20	(1,682,912)	(94)	(12,599)
US Dollar Index	(310)	3/16/20	(29,777,980)	269,902	96,582
Total - Futures Sold				124,096	189,060
Total				$196,400	$104,908

See Notes to Consolidated Schedule of Investments and Other Information and Notes to Consolidated Financial Statements.

8	DECEMBER 31, 2019

Janus Henderson Diversified Alternatives Fund

Consolidated Schedule of Investments (unaudited)

December 31, 2019

Schedule of Total Return Swaps
Counterparty/ Return Paid by the Fund	Return Received by the Fund	Payment Frequency	Termination Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

BNP Paribas:

20 Basis Points	A long/short basket of equity indices(1)	Monthly	2/4/20	11,300,000	USD	$(8)
-5 Basis Points	A long/short basket of equity indices(2)	Monthly	2/4/20	17,800,000	USD	(44)
						(52)

Goldman Sachs International:

MSCI Daily Total Return Gross World USD	1 Month USD LIBOR Plus 11 Basis Points	Monthly	2/5/20	(14,402,460)	USD	(141,039)
1 Month USD LIBOR Plus 68 Basis Points	MSCI Daily Total Return Net Emerging Markets	Monthly	2/5/20	14,407,667	USD	385,747
						244,708

JPMorgan Chase & Co:

11.75 basis points©	A long/short basket of commodity indices(3)	Monthly	1/31/20	64,000,000	USD	-
						-
Total						$244,656

(1) Long Index – Russell 2000 Total Return Index, Short Index – Russell 1000 Total Return index

(2) Long Index – S&P 500 Pure Value TR Index, Short Index – S&P 500 Pure Growth TR Index

(3) Long Index – Bloomberg Commodity Index 2-4-6 Forward Blend, Short Index – Bloomberg Commodity Index

The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Consolidated Statement of Assets and Liabilities as of December 31, 2019.

Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of December 31, 2019

	Commodity Contracts	Currency Contracts	Equity Contracts	Interest Rate Contracts	Total
Asset Derivatives:
Forward foreign currency exchange contracts	$ -	$164,219	$ -	$ -	$164,219
Outstanding swap contracts, at value	-	-	385,747	-	385,747
Variation margin receivable	70,374	96,582	13,500	46,613	227,069

Total Asset Derivatives	$ 70,374	$260,801	$399,247	$ 46,613	$777,035

Liability Derivatives:
Forward foreign currency exchange contracts	$ -	$167,758	$ -	$ -	$167,758
Outstanding swap contracts, at value	-	-	141,091	-	141,091
Variation margin payable	82,704	-	-	39,457	122,161

Total Liability Derivatives	$ 82,704	$167,758	$141,091	$ 39,457	$431,010

See Notes to Consolidated Schedule of Investments and Other Information and Notes to Consolidated Financial Statements.

Janus Investment Fund	9

Janus Henderson Diversified Alternatives Fund

Consolidated Schedule of Investments (unaudited)

December 31, 2019

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Consolidated Statement of Operations for the period ended December 31, 2019.

The effect of Derivative Instruments (not accounted for as hedging instruments) on the Consolidated Statement of Operations for the period ended December 31, 2019

Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Commodity Contracts	Currency Contracts	Equity Contracts	Interest Rate Contracts	Total
Futures contracts	$ 118,964	$(798,699)	$1,184,632	$ (210,566)	$ 294,331
Forward foreign currency exchange contracts	-	(126,569)	-	-	(126,569)
Swap contracts	(176,332)	-	(965,965)	-	(1,142,297)

Total	$ (57,368)	$(925,268)	$ 218,667	$ (210,566)	$ (974,535)

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Commodity Contracts	Currency Contracts	Equity Contracts	Interest Rate Contracts	Total
Futures contracts	$ (182,334)	$ 228,813	$ (128,530)	$ (597,598)	$ (679,649)
Forward foreign currency exchange contracts	-	22,750	-	-	22,750
Swap contracts	-	-	244,211	-	244,211

Total	$ (182,334)	$ 251,563	$ 115,681	$ (597,598)	$ (412,688)

Please see the “Net Realized Gain/(Loss) on Investments” and “Change in Unrealized Net Appreciation/Depreciation” sections of the Fund’s Consolidated Statement of Operations.

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended December 31, 2019

Market Value(a)
Forward foreign currency exchange contracts, purchased	$ 8,480,160
Forward foreign currency exchange contracts, sold	14,912,051
Futures contracts, purchased	72,228,120
Futures contracts, sold	47,577,349
Total return swaps	125,775

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount purchased or sold.

See Notes to Consolidated Schedule of Investments and Other Information and Notes to Consolidated Financial Statements.

10	DECEMBER 31, 2019

Janus Henderson Diversified Alternatives Fund

Notes to Consolidated Schedule of Investments and Other Information (unaudited)

Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based measure of the investment grade, US dollar-denominated, fixed-rate taxable bond market.
London Interbank Offered Rate (LIBOR)	LIBOR (London Interbank Offered Rate) is a short-term interest rate that banks offer one another and generally represents current cash rates.

LLC	Limited Liability Company

©	All or a portion of this security is owned by Janus Diversified Alternatives Subsidiary, Ltd. See Note 1 in Notes to Consolidated Financial Statements.

†

All or a portion of this security has been segregated at the Fund’s custodian or counterparty to cover forward foreign currency exchange contracts, exchange-traded derivatives, centrally cleared derivatives, short sales, and/or securities with extended settlement dates. Assets segregated at the Fund’s custodian or counterparty are evaluated daily to ensure their cover and/or market value equals or exceeds the current market value of the Fund’s corresponding obligation value.

ºº	Rate shown is the 7-day yield as of December 31, 2019.

◊	Zero coupon bond.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Janus Investment Fund	11

Janus Henderson Diversified Alternatives Fund

Notes to Consolidated Schedule of Investments and Other Information (unaudited)

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2019. See Notes to Consolidated Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Investment Companies	$-	$4,089,012	$-
U.S. Government Agency Notes	-	64,475,139	-
Total Investments in Securities	$-	$68,564,151	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	164,219	-
Outstanding Swap Contracts, at Value	-	385,747	-
Variation Margin Receivable	227,069	-	-
Total Assets	$227,069	$69,114,117	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$167,758	$-
Outstanding Swap Contracts, at Value	-	141,091	-
Variation Margin Payable	122,161	-	-
Total Liabilities	$122,161	$308,849	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

12	DECEMBER 31, 2019

Janus Henderson Diversified Alternatives Fund

Consolidated Statement of Assets and Liabilities (unaudited)

December 31, 2019

See footnotes at the end of the Consolidated Statement.

Assets:
Unaffiliated investments, at value(1)	$64,475,139
Affiliated investments, at value(2)	4,089,012
Cash	130,548
Deposits with brokers for futures	2,610,000
Deposits with brokers for OTC derivatives	2,014,000
Forward foreign currency exchange contracts	164,219
Outstanding swap contracts, at value	385,747
Variation margin receivable	227,069
Non-interested Trustees' deferred compensation	1,894
Receivables:
Investments sold	259,640
Dividends from affiliates	5,915
Fund shares sold	3,666
Dividends and interest on swap contracts	3,277
Other assets	877
Total Assets	74,371,003
Liabilities:
Forward foreign currency exchange contracts	167,758
Outstanding swap contracts, at value	141,091
Variation margin payable	122,161
Payables:	—
Fund shares repurchased	85,070
Registration fees	56,137
Professional fees	41,035
Non-affiliated fund administration fees payable	38,665
Printing fees	31,127
Dividends and interest on swap contracts	13,400
Advisory fees	12,862
Transfer agent fees and expenses	4,513
Custodian fees	3,621
Non-interested Trustees' fees and expenses	2,663
Non-interested Trustees' deferred compensation fees	1,894
12b-1 Distribution and shareholder servicing fees	1,328
Affiliated fund administration fees payable	163
Accrued expenses and other payables	13,983
Total Liabilities	737,471
Net Assets	$73,633,532

See Notes to Consolidated Financial Statements.

Janus Investment Fund	13

Janus Henderson Diversified Alternatives Fund

Consolidated Statement of Assets and Liabilities (unaudited)

December 31, 2019

Net Assets Consist of:
Capital (par value and paid-in surplus)	$77,956,911
Total distributable earnings (loss)	(4,323,379)
Total Net Assets	$73,633,532
Net Assets - Class A Shares	$2,569,768
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	268,612
Net Asset Value Per Share(3)	$9.57
Maximum Offering Price Per Share(4)	$10.15
Net Assets - Class C Shares	$506,764
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	53,706
Net Asset Value Per Share(3)	$9.44
Net Assets - Class D Shares	$2,904,280
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	301,940
Net Asset Value Per Share	$9.62
Net Assets - Class I Shares	$6,344,622
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	658,346
Net Asset Value Per Share	$9.64
Net Assets - Class N Shares	$58,766,404
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	6,069,831
Net Asset Value Per Share	$9.68
Net Assets - Class S Shares	$1,411,633
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	148,097
Net Asset Value Per Share	$9.53
Net Assets - Class T Shares	$1,130,061
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	117,985
Net Asset Value Per Share	$9.58

(1) Includes cost of $64,450,262.

(2) Includes cost of $4,089,124.

(3) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

(4) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Consolidated Financial Statements.

14	DECEMBER 31, 2019

Janus Henderson Diversified Alternatives Fund

Consolidated Statement of Operations (unaudited)

For the period ended December 31, 2019

Investment Income:
Interest	$764,916
Dividends from affiliates	53,714
Other income	17,418
Total Investment Income	836,048
Expenses:
Advisory fees	441,253
12b-1 Distribution and shareholder servicing fees:
Class A Shares	2,551
Class C Shares	—
Class S Shares	10
Transfer agent administrative fees and expenses:
Class D Shares	1,987
Class S Shares	1,779
Class T Shares	1,587
Transfer agent networking and omnibus fees:
Class A Shares	1,334
Class C Shares	259
Class I Shares	7,363
Other transfer agent fees and expenses:
Class A Shares	103
Class C Shares	21
Class D Shares	708
Class I Shares	293
Class N Shares	811
Class S Shares	9
Class T Shares	13
Registration fees	75,937
Non-affiliated fund administration fees	55,783
Professional fees	29,186
Shareholder reports expense	24,923
Custodian fees	6,918
Non-interested Trustees’ fees and expenses	1,023
Affiliated fund administration fees	1,022
Other expenses	5,428
Total Expenses	660,301
Less: Excess Expense Reimbursement and Waivers	(203,088)
Net Expenses	457,213
Net Investment Income/(Loss)	378,835
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	(12,419)
Investments in affiliates	(75)
Forward foreign currency exchange contracts	(126,569)
Futures contracts	294,331
Swap contracts	(1,142,297)
Total Net Realized Gain/(Loss) on Investments	(987,029)
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and non-interested Trustees’ deferred compensation	(51,807)
Investments in affiliates	(112)
Forward foreign currency exchange contracts	22,750
Futures contracts	(679,649)
Swap contracts	244,211
Total Change in Unrealized Net Appreciation/Depreciation	(464,607)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(1,072,801)

See Notes to Consolidated Financial Statements.

Janus Investment Fund	15

Janus Henderson Diversified Alternatives Fund

Consolidated Statements of Changes in Net Assets

	Period ended December 31, 2019 (unaudited)	Year ended June 30, 2019

Operations:
Net investment income/(loss)	$378,835	$1,061,035
Net realized gain/(loss) on investments	(987,029)	(4,950,302)
Change in unrealized net appreciation/depreciation	(464,607)	613,347
Net Increase/(Decrease) in Net Assets Resulting from Operations	(1,072,801)	(3,275,920)
Dividends and Distributions to Shareholders
Class A Shares	(1,004)	(20,991)
Class C Shares	(207)	(3,697)
Class D Shares	(1,129)	(26,367)
Class I Shares	(2,528)	(109,709)
Class N Shares	(22,763)	(473,861)
Class S Shares	(554)	(8,529)
Class T Shares	(443)	(35,660)
Net Decrease from Dividends and Distributions to Shareholders	(28,628)	(678,814)
Capital Share Transactions:
Class A Shares	(115,063)	(1,079,657)
Class C Shares	(80,147)	(1,517,872)
Class D Shares	(766,121)	(1,277,966)
Class I Shares	(8,507,371)	(3,886,718)
Class N Shares	(4,891,029)	(8,683,930)
Class S Shares	554	7,540
Class T Shares	(509,352)	(4,446,920)
Net Increase/(Decrease) from Capital Share Transactions	(14,868,529)	(20,885,523)
Net Increase/(Decrease) in Net Assets	(15,969,958)	(24,840,257)
Net Assets:
Beginning of period	89,603,490	114,443,747
End of period	$73,633,532	$89,603,490

See Notes to Consolidated Financial Statements.

16	DECEMBER 31, 2019

Janus Henderson Diversified Alternatives Fund

Consolidated Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.69	$10.05	$10.16	$9.92	$9.98	$9.84
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.03	0.08	(0.02)	(0.11)	(0.14)	(0.15)
Net realized and unrealized gain/(loss)	(0.15)	(0.39)	0.18	0.63	0.18	0.37
Total from Investment Operations	(0.12)	(0.31)	0.16	0.52	0.04	0.22
Less Dividends and Distributions:
Dividends (from net investment income)	—	(0.05)	(0.13)	(0.28)	—	—
Distributions (from capital gains)	—(2)	—	(0.14)	—	(0.10)	(0.08)
Total Dividends and Distributions	—	(0.05)	(0.27)	(0.28)	(0.10)	(0.08)
Net Asset Value, End of Period	$9.57	$9.69	$10.05	$10.16	$9.92	$9.98
Total Return*	(1.20)%	(3.03)%	1.46%	5.29%	0.42%	2.22%
Net Assets, End of Period (in thousands)	$2,570	$2,722	$3,941	$2,297	$2,882	$2,740
Average Net Assets for the Period (in thousands)	$2,701	$3,786	$3,110	$2,737	$2,730	$2,048
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.95%	1.84%	1.68%	1.83%	1.89%	1.84%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.38%	1.38%	1.44%	1.54%	1.53%	1.52%
Ratio of Net Investment Income/(Loss)	0.67%	0.81%	(0.23)%	(1.13)%	(1.42)%	(1.51)%
Portfolio Turnover Rate	0%	0%	0%	16%	0%	0%

Class C Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.53	$9.86	$9.94	$9.72	$9.84	$9.79
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.07	0.05	(0.14)	(0.18)	(0.21)	(0.23)
Net realized and unrealized gain/(loss)	(0.16)	(0.36)	0.22	0.61	0.19	0.36
Total from Investment Operations	(0.09)	(0.31)	0.08	0.43	(0.02)	0.13
Less Dividends and Distributions:
Dividends (from net investment income)	—	(0.02)	(0.02)	(0.21)	—	—
Distributions (from capital gains)	—(2)	—	(0.14)	—	(0.10)	(0.08)
Total Dividends and Distributions	—	(0.02)	(0.16)	(0.21)	(0.10)	(0.08)
Net Asset Value, End of Period	$9.44	$9.53	$9.86	$9.94	$9.72	$9.84
Total Return*	(0.90)%	(3.17)%	0.71%	4.48%	(0.19)%	1.31%
Net Assets, End of Period (in thousands)	$507	$592	$2,188	$2,071	$1,749	$1,709
Average Net Assets for the Period (in thousands)	$538	$2,055	$2,162	$1,885	$1,685	$1,752
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.21%	2.11%	2.44%	2.56%	2.63%	2.59%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.64%	1.60%	2.18%	2.29%	2.27%	2.26%
Ratio of Net Investment Income/(Loss)	1.42%	0.57%	(1.42)%	(1.85)%	(2.15)%	(2.26)%
Portfolio Turnover Rate	0%	0%	0%	16%	0%	0%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

See Notes to Consolidated Financial Statements.

Janus Investment Fund	17

Janus Henderson Diversified Alternatives Fund

Consolidated Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.74	$10.10	$10.20	$9.96	$10.00	$9.85
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.04	0.09	(0.06)	(0.10)	(0.13)	(0.14)
Net realized and unrealized gain/(loss)	(0.16)	(0.39)	0.24	0.63	0.19	0.37
Total from Investment Operations	(0.12)	(0.30)	0.18	0.53	0.06	0.23
Less Dividends and Distributions:
Dividends (from net investment income)	—	(0.06)	(0.14)	(0.29)	—	—
Distributions (from capital gains)	—(2)	—	(0.14)	—	(0.10)	(0.08)
Total Dividends and Distributions	—	(0.06)	(0.28)	(0.29)	(0.10)	(0.08)
Net Asset Value, End of Period	$9.62	$9.74	$10.10	$10.20	$9.96	$10.00
Total Return*	(1.19)%	(2.96)%	1.66%	5.38%	0.62%	2.32%
Net Assets, End of Period (in thousands)	$2,904	$3,720	$5,169	$4,857	$4,758	$3,060
Average Net Assets for the Period (in thousands)	$3,307	$4,266	$5,034	$4,638	$3,829	$3,281
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.08%	2.19%	1.75%	1.87%	2.05%	1.96%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.25%	1.28%	1.30%	1.41%	1.42%	1.43%
Ratio of Net Investment Income/(Loss)	0.82%	0.96%	(0.60)%	(0.97)%	(1.30)%	(1.42)%
Portfolio Turnover Rate	0%	0%	0%	16%	0%	0%

Class I Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.76	$10.11	$10.24	$10.00	$10.02	$9.87
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.04	0.09	0.02	(0.08)	(0.11)	(0.13)
Net realized and unrealized gain/(loss)	(0.16)	(0.38)	0.15	0.63	0.19	0.36
Total from Investment Operations	(0.12)	(0.29)	0.17	0.55	0.08	0.23
Less Dividends and Distributions:
Dividends (from net investment income)	—	(0.06)	(0.16)	(0.31)	—	—
Distributions (from capital gains)	—(2)	—	(0.14)	—	(0.10)	(0.08)
Total Dividends and Distributions	—	(0.06)	(0.30)	(0.31)	(0.10)	(0.08)
Net Asset Value, End of Period	$9.64	$9.76	$10.11	$10.24	$10.00	$10.02
Total Return*	(1.19)%	(2.82)%	1.64%	5.51%	0.82%	2.32%
Net Assets, End of Period (in thousands)	$6,345	$15,071	$19,707	$6,713	$2,383	$2,265
Average Net Assets for the Period (in thousands)	$11,537	$17,278	$12,386	$4,396	$2,318	$2,586
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.68%	1.62%	1.45%	1.55%	1.63%	1.59%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.22%	1.22%	1.22%	1.31%	1.27%	1.26%
Ratio of Net Investment Income/(Loss)	0.86%	0.92%	0.24%	(0.81)%	(1.16)%	(1.26)%
Portfolio Turnover Rate	0%	0%	0%	16%	0%	0%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

See Notes to Consolidated Financial Statements.

18	DECEMBER 31, 2019

Janus Henderson Diversified Alternatives Fund

Consolidated Financial Highlights

Class N Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.80	$10.15	$10.26	$10.01	$10.04	$9.87
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.05	0.11	0.02	(0.08)	(0.11)	(0.13)
Net realized and unrealized gain/(loss)	(0.17)	(0.39)	0.17	0.63	0.18	0.38
Total from Investment Operations	(0.12)	(0.28)	0.19	0.55	0.07	0.25
Less Dividends and Distributions:
Dividends (from net investment income)	—	(0.07)	(0.16)	(0.30)	—	—
Distributions (from capital gains)	—(2)	—	(0.14)	—	(0.10)	(0.08)
Total Dividends and Distributions	—	(0.07)	(0.30)	(0.30)	(0.10)	(0.08)
Net Asset Value, End of Period	$9.68	$9.80	$10.15	$10.26	$10.01	$10.04
Total Return*	(1.19)%	(2.77)%	1.83%	5.58%	0.72%	2.52%
Net Assets, End of Period (in thousands)	$58,766	$64,410	$75,615	$50,421	$47,367	$52,478
Average Net Assets for the Period (in thousands)	$60,104	$69,348	$68,132	$47,482	$48,364	$54,416
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.55%	1.50%	1.36%	1.53%	1.62%	1.60%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.09%	1.12%	1.14%	1.26%	1.25%	1.25%
Ratio of Net Investment Income/(Loss)	0.96%	1.08%	0.17%	(0.83)%	(1.14)%	(1.24)%
Portfolio Turnover Rate	0%	0%	0%	16%	0%	0%

Class S Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.65	$10.00	$10.10	$9.89	$9.92	$9.82
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.04	0.09	(0.08)	(0.12)	(0.12)	(0.18)
Net realized and unrealized gain/(loss)	(0.16)	(0.38)	0.22	0.63	0.19	0.36
Total from Investment Operations	(0.12)	(0.29)	0.14	0.51	0.07	0.18
Less Dividends and Distributions:
Dividends (from net investment income)	—	(0.06)	(0.10)	(0.30)	—	—
Distributions (from capital gains)	—(2)	—	(0.14)	—	(0.10)	(0.08)
Total Dividends and Distributions	—	(0.06)	(0.24)	(0.30)	(0.10)	(0.08)
Net Asset Value, End of Period	$9.53	$9.65	$10.00	$10.10	$9.89	$9.92
Total Return*	(1.20)%	(2.91)%	1.29%	5.17%	0.72%	1.82%
Net Assets, End of Period (in thousands)	$1,412	$1,429	$1,473	$1,453	$1,381	$1,371
Average Net Assets for the Period (in thousands)	$1,408	$1,436	$1,480	$1,425	$1,340	$1,578
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.01%	2.00%	1.92%	2.04%	2.12%	2.07%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.21%	1.30%	1.53%	1.64%	1.33%	1.75%
Ratio of Net Investment Income/(Loss)	0.84%	0.90%	(0.79)%	(1.21)%	(1.22)%	(1.74)%
Portfolio Turnover Rate	0%	0%	0%	16%	0%	0%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

See Notes to Consolidated Financial Statements.

Janus Investment Fund	19

Janus Henderson Diversified Alternatives Fund

Consolidated Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.70	$10.05	$10.17	$9.95	$9.98	$9.85
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.04	0.10	—(2)	(0.10)	(0.10)	(0.15)
Net realized and unrealized gain/(loss)	(0.16)	(0.39)	0.17	0.63	0.17	0.36
Total from Investment Operations	(0.12)	(0.29)	0.17	0.53	0.07	0.21
Less Dividends and Distributions:
Dividends (from net investment income)	—	(0.06)	(0.15)	(0.31)	—	—
Distributions (from capital gains)	—(2)	—	(0.14)	—	(0.10)	(0.08)
Total Dividends and Distributions	—	(0.06)	(0.29)	(0.31)	(0.10)	(0.08)
Net Asset Value, End of Period	$9.58	$9.70	$10.05	$10.17	$9.95	$9.98
Total Return*	(1.20)%	(2.86)%	1.59%	5.39%	0.72%	2.12%
Net Assets, End of Period (in thousands)	$1,130	$1,659	$6,350	$3,708	$1,579	$2,517
Average Net Assets for the Period (in thousands)	$1,257	$5,496	$5,110	$2,556	$1,689	$2,162
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.03%	1.77%	1.62%	1.77%	1.87%	1.83%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.19%	1.29%	1.33%	1.45%	1.18%	1.51%
Ratio of Net Investment Income/(Loss)	0.87%	0.99%	(0.03)%	(0.97)%	(1.08)%	(1.50)%
Portfolio Turnover Rate	0%	0%	0%	16%	0%	0%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

See Notes to Consolidated Financial Statements.

20	DECEMBER 31, 2019

Janus Henderson Diversified Alternatives Fund

Notes to Consolidated Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Diversified Alternatives Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 47 funds which include multiple series of shares, with differing investment objectives and policies. The Fund seeks absolute return with low correlation to stocks and bonds. The Fund is classified as diversified, as defined in the 1940 Act.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares. Class D Shares are closed to certain new investors.

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Funds have adopted an auto-conversion policy pursuant to which Class C Shares that have been held for ten years will be automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the tenth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund will rely on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares. Please contact your financial intermediary for additional information.

Class D Shares are generally no longer being made available to new investors who do not already have a direct account with the Janus Henderson funds. Class D Shares are available only to investors who hold accounts directly with the Janus Henderson funds, to immediate family members or members of the same household of an eligible individual investor, and to existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, Janus Capital Management LLC (“Janus Capital”), or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Distributors LLC dba Janus Henderson Distributors (“Janus Henderson Distributors”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory

Janus Investment Fund	21

Janus Henderson Diversified Alternatives Fund

Notes to Consolidated Financial Statements (unaudited)

programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class T Shares on their supermarket platforms.

Investment in Subsidiary

To qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”), 90% of the Fund’s income must be from certain qualified sources. Direct investment in many commodities-related investments generates income that is not from a qualifying source for purposes of meeting this 90% test. The Fund will seek to gain exposure to the commodity markets, in whole or in part, through investments in the Janus Diversified Alternatives Subsidiary, Ltd., a wholly-owned subsidiary of the Fund (”Subsidiary”) organized under the laws of the Cayman Islands, which is generally subject to the same investment policies and restrictions as the Fund. The Subsidiary may invest without limitation in commodity index-linked swaps, commodity futures, commodity swaps, commodity-linked notes, and other commodity-linked derivative instruments. The Subsidiary may also invest in fixed-income securities and other investments which may serve as margin or collateral for the Subsidiary’s derivatives positions. The Fund may invest 25% or less of its total assets in the Subsidiary. Income or net capital gains from the Fund’s investment in the Subsidiary would be treated as ordinary income to the Fund. Janus Capital is the adviser to the Subsidiary. The Subsidiary will not be subject to U.S. laws (including securities laws) and their protections. The Subsidiary is subject to the laws of a foreign jurisdiction, which can be affected by developments in that jurisdiction.

By investing in the Subsidiary, the Fund will be indirectly exposed to the risks associated with the Subsidiary’s investments, which are generally similar to those that are permitted to be held by the Fund. The Subsidiary is not registered under the 1940 Act, and is not subject to all of the provisions of the 1940 Act. The IRS has previously issued a number of private letter rulings to mutual funds (but not the Fund) in which it ruled that income from a fund’s investment in a wholly-owned foreign subsidiary that invests in commodity-linked derivatives, such as the Subsidiary, constitutes qualifying income. The IRS has suspended issuance of any further private letter rulings pending a review of its position. A change in the IRS’ position or changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate and could adversely affect the Fund. In particular, unfavorable treatment of the income derived from the Fund’s investment in the Subsidiary could jeopardize the Fund’s status as a regulated investment company under the Code, which in turn may subject the Fund to higher tax rates and/or penalties. Additionally, the Commodity Futures Trading Commission (“CFTC”) adopted changes to Rule 4.5 under the Commodity Exchange Act in 2012 that required Janus Capital to register with the CFTC, and operation of the Fund and Subsidiary is subject to certain CFTC rules and regulations. Existing or new CFTC regulation may increase the costs of implementing the Fund’s strategies, which could negatively affect the Fund’s returns.

The Subsidiary was incorporated on December 28, 2012 as a wholly-owned subsidiary of Janus Diversified Alternatives Fund. As of December 31, 2019, the Fund owns 735,660 shares of the Subsidiary, with a market value of $6,311,998. This represents 9% of the Fund’s net assets. The Fund’s Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statements of Changes in Net Assets, and Consolidated Financial Highlights include the accounts of both the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated in consolidation.

As of December 31, 2019, Subsidiary information included in the Consolidated Financial Statements is as follows:

Net assets	$ 6,311,998
Market value of investments	1,508,116
Net income/(loss)	32,967
Net realized gain/(loss)	(57,365)
Net change in unrealized appreciation/depreciation	(182,337)

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

22	DECEMBER 31, 2019

Janus Henderson Diversified Alternatives Fund

Notes to Consolidated Financial Statements (unaudited)

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Information on the valuation of certain derivatives is contained in Note 2 below.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Janus Investment Fund	23

Janus Henderson Diversified Alternatives Fund

Notes to Consolidated Financial Statements (unaudited)

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Consolidated Schedule of Investments and Other Information.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class. Additionally, the Fund, as a shareholder in the Subsidiary, will also indirectly bear its pro rata share of the expenses incurred by the Subsidiary.

Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the consolidated financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the consolidated financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

24	DECEMBER 31, 2019

Janus Henderson Diversified Alternatives Fund

Notes to Consolidated Financial Statements (unaudited)

Dividends and Distributions

The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or the Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s consolidated financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended December 31, 2019 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Consolidated Statement of Investments.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

Janus Investment Fund	25

Janus Henderson Diversified Alternatives Fund

Notes to Consolidated Financial Statements (unaudited)

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital Management LLC's (“Janus Capital”) ability to establish and maintain appropriate systems and trading.

Commodity-Linked Investments

The Fund may invest in commodity index-linked swap agreements, commodity options and futures, and options on futures that provide exposure to the investment returns of the commodities markets. The Fund may also invest in other commodity-linked derivative instruments, such as commodity-linked notes (“structured notes”). The Fund will seek to gain exposure to the commodity markets, in whole or in part, through investments in the Subsidiary which is generally subject to the same investment policies and restrictions as the Fund. The Subsidiary invests in commodity-linked investments and other investments which may serve as margin or collateral for the Subsidiary’s derivative positions. Such exposure may subject the Fund to greater volatility than investments in traditional securities. The value of a given commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may therefore be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

26	DECEMBER 31, 2019

Janus Henderson Diversified Alternatives Fund

Notes to Consolidated Financial Statements (unaudited)

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Consolidated Statement of Assets and Liabilities as a receivable or payable and in the Consolidated Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Consolidated Statement of Operations (if applicable).

During the period, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to take a positive outlook on the related currency. These forward contracts seek to increase exposure to currency risk.

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to take a negative outlook on the related currency. These forward contracts seek to increase exposure to currency risk.

Futures Contracts

A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Fund is subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts on commodities are valued at the settlement price on valuation date on the commodities exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. In the event that foreign futures trade when the foreign equity markets are closed, the last foreign futures trade price shall be used. Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Consolidated Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Consolidated Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Consolidated Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract. Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the Consolidated Schedule of Investments (if applicable). Such collateral is in the possession of the Fund’s futures commission merchant.

With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

During the period, the Fund purchased interest rate futures to increase exposure to interest rate risk.

During the period, the Fund sold interest rate futures to decrease exposure to interest rate risk.

During the period, the Fund purchased commodity futures to increase exposure to commodity risk.

During the period, the Fund sold commodity futures to decrease exposure to commodity risk.

During the period, the Fund purchased futures on equity indices to increase exposure to equity risk.

During the period, the Fund purchased futures on currency indices to increase exposure to currency risk.

During the period, the Fund sold futures on currency indices to decrease exposure to currency risk.

Swaps

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the

Janus Investment Fund	27

Janus Henderson Diversified Alternatives Fund

Notes to Consolidated Financial Statements (unaudited)

amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.

Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.

Index swaps, interest rate swaps, and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades. The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Consolidated Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Fund’s Consolidated Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Consolidated Statement of Operations (if applicable).

The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period. A fixed-income total return swap may be written on many different kinds of underlying reference assets, and may include different indices for various kinds of debt securities (e.g., U.S. investment grade bonds, high-yield bonds, or emerging market bonds).

During the period, the Fund entered into total return swaps on equity indices or custom baskets of equity indices to increase exposure to equity risk. These total return swaps require the Fund to pay a floating reference interest rate, and an amount equal to the negative price movement of securities or an index multiplied by the notional amount of the contract. The Fund will receive payments equal to the positive price movement of the same securities or index multiplied by the notional amount of the contract and, in some cases, dividends paid on the securities.

During the period, the Fund entered into total return swaps on equity indices to decrease exposure to equity risk. These total return swaps require the Fund to pay an amount equal to the positive price movement of securities or an index multiplied by the notional amount of the contract and, in some cases, dividends paid on the securities. The Fund will receive payments of a floating reference interest rate and an amount equal to the negative price movement of the same securities or index multiplied by the notional amount of the contract.

28	DECEMBER 31, 2019

Janus Henderson Diversified Alternatives Fund

Notes to Consolidated Financial Statements (unaudited)

During the period, the Fund entered into total return swaps on a basket of commodity indices to increase exposure to commodity risk. These total return swaps require the Fund to pay a fixed or a floating reference interest rate, and an amount equal to the negative price movement of an index multiplied by the notional amount of the contract. The Fund will receive payments equal to the positive price movement of the same index multiplied by the notional amount of the contract.

3. Other Investments and Strategies

Additional Investment Risk

In the aftermath of the 2007-2008 financial crisis, the financial sector experienced reduced liquidity in credit and other fixed-income markets, and an unusually high degree of volatility, both domestically and internationally. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. For example, the enactment of the Dodd-Frank Act in 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, over-the-counter derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (commonly known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will conclude, or how financial markets will react.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to

Janus Investment Fund	29

Janus Henderson Diversified Alternatives Fund

Notes to Consolidated Financial Statements (unaudited)

market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the consolidated financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Consolidated Statement of Assets and Liabilities.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.

The following table present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of December 31, 2019” table located in the Fund’s Consolidated Schedule of Investments.

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

Goldman Sachs International	$385,747	$(141,039)	$—	$244,708
HSBC Securities (USA), Inc.	164,219	(164,219)	—	—

Total	$549,966	$(305,258)	$—	$244,708
Offsetting of Financial Liabilities and Derivative Liabilities

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Liabilities	or Liability(a)	Pledged(b)	Net Amount

BNP Paribas	$52	$—	$—	$52
Goldman Sachs International	141,039	(141,039)	—	—
HSBC Securities (USA), Inc.	167,758	(164,219)	—	3,539

Total	$308,849	$(305,258)	$—	$3,591
(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

The Fund generally does not exchange collateral on its forward foreign currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater

30	DECEMBER 31, 2019

Janus Henderson Diversified Alternatives Fund

Notes to Consolidated Financial Statements (unaudited)

than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Consolidated Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract's obligation value.

The Fund may require the counterparty to pledge securities as collateral daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized gain on OTC derivative contracts with a particular counterparty. The Fund may deposit cash as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. The collateral amounts are subject to minimum exposure requirements and initial margin requirements. Collateral amounts are monitored and subsequently adjusted up or down as valuations fluctuate by at least the minimum exposure requirement. Collateral may reduce the risk of loss.

Sovereign Debt

The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.

4. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund and the Subsidiary each pay Janus Capital an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s and the Subsidiary's contractual investment advisory fee rate (expressed as an annual rate).

Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $1 Billion	1.00
Over $1 Billion	0.95

The Fund’s actual investment advisory fee rate for the reporting period was 1.09% of average annual net assets before applicable waivers (excluding the fees paid to Janus Capital by the Subsidiary).

Janus Capital has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the management fee paid to Janus Capital by the Subsidiary. The management fee waiver arrangement related to the Subsidiary may not be discontinued by Janus Capital as long as its contract with the Subsidiary is in place.

Janus Capital has contractually agreed to waive the advisory fee payable by the Fund or reimburse expenses in an amount equal to the amount, if any, that the Fund’s total annual fund operating expenses, which include the other expenses of the Subsidiary, including the investment advisory fee, but excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 1.03% of the Fund’s average daily net assets. Janus Capital has agreed to continue the waivers until at least October 28, 2020. The previous expense limit (until November 1, 2019) was 1.09%. If applicable, amounts waived and/or

Janus Investment Fund	31

Janus Henderson Diversified Alternatives Fund

Notes to Consolidated Financial Statements (unaudited)

reimbursed to the Fund by Janus Capital are disclosed as “Excess Expense Reimbursement and Waivers” on the Consolidated Statement of Operations.

Janus Services LLC (“Janus Services”), a wholly-owned subsidiary of Janus Capital, is the Fund’s and the Subsidiary's transfer agent. In addition, Janus Services provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Fund. Janus Services is not compensated for its services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Consolidated Statement of Operations.

Certain, but not all, intermediaries may charge administrative fees (such as networking and omnibus) to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to Janus Services, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between Janus Services and the Fund, Janus Services may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. Janus Capital and its affiliates benefit from an increase in assets that may result from such relationships. The Funds’ Trustees have set limits on fees that the Funds may incur with respect to administrative fees paid for omnibus or networked accounts. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Consolidated Statement of Operations.

Effective July 1, 2019, the Board of Trustees of Janus Investment Fund approved a new administrative fee rate for Class D Shares detailed in the table below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

The Fund’s actual Class D administrative fee rate was 0.12% for the reporting period.

Prior to July 1, 2019, the Fund’s Class D Shares paid an administrative services fee at an annual rate of 0.12% of the average daily net assets of Class D Shares for shareholder services provided by Janus Services. Janus Services provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Consolidated Statement of Operations.

Janus Services receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. Janus Services expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. Janus Services or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to Class S Shares and Class T Shares of the Fund. Janus Services may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Consolidated Statement of Operations.

Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with Janus Capital. For all share classes, Janus Services also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Janus Services is compensated for its services related to the Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Consolidated Statement of Operations.

32	DECEMBER 31, 2019

Janus Henderson Diversified Alternatives Fund

Notes to Consolidated Financial Statements (unaudited)

Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, Janus Henderson Distributors, a wholly-owned subsidiary of Janus Capital, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets, and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to Janus Henderson Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Consolidated Statement of Operations. Payments under the Plan are not tied exclusively to actual 12b-1 distribution and shareholder service expenses, and the payments may exceed 12b-1 distribution and shareholder service expenses actually incurred. If any of the Fund’s actual 12b-1 distribution and shareholder service expenses incurred during a calendar year are less than the payments made during a calendar year, the Fund will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution and shareholder servicing fees” in the Consolidated Statement of Operations.

Janus Capital serves as administrator to the Fund pursuant to an administration agreement between Janus Capital and the Trust. Under the administration agreement, Janus Capital is obligated to provide or arrange for the provision of certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). In addition, employees of Janus Capital and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of Janus Capital employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by Janus Capital, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services Janus Capital (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Consolidated Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of Janus Capital and/or its affiliates, are shared with the Fund. Total compensation of $230,755 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2019. The Fund's portion is reported as part of “Other expenses” on the Consolidated Statement of Operations.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2019 on the Consolidated Statement of Assets and Liabilities in the asset, “Non-interested Trustees’ deferred compensation,” and liability, “Non-interested Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Consolidated Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2019 are included in “Non-interested Trustees’ fees and expenses” on the Consolidated Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $236,725 were paid by the Trust to the Trustees under the Deferred Plan during the period ended December 31, 2019.

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based

Janus Investment Fund	33

Janus Henderson Diversified Alternatives Fund

Notes to Consolidated Financial Statements (unaudited)

values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2019 can be found in the “Schedules of Affiliated Investments” located in the Consolidated Schedule of Investments.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between Janus Henderson Distributors and financial intermediaries. During the period ended December 31, 2019, Janus Henderson Distributors retained upfront sales charges of $17.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to Janus Henderson Distributors during the period ended December 31, 2019.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class C Shares during the period ended December 31, 2019.

As of December 31, 2019, shares of the Fund were owned by affiliates of Janus Henderson Investors, and/or other funds advised by Janus Henderson, as indicated in the table below:

Class	% of Class Owned	% of Fund Owned
Class A Shares	-%	-%
Class C Shares	-	-
Class D Shares	-	-
Class I Shares	-	-
Class N Shares	98	78
Class S Shares	100	2
Class T Shares	-	-

In addition, other shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with accounting principles generally accepted in the United States of America).

5. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

34	DECEMBER 31, 2019

Janus Henderson Diversified Alternatives Fund

Notes to Consolidated Financial Statements (unaudited)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2019 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 65,235,097	$ 3,329,293	$ (239)	$ 3,329,054

Information on the tax components of derivatives as of December 31, 2019 is as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ -	$ 1,347,989	$ (910,472)	$ 437,517

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

Janus Investment Fund	35

Janus Henderson Diversified Alternatives Fund

Notes to Consolidated Financial Statements (unaudited)

6. Capital Share Transactions

	Period ended December 31, 2019		Year ended June 30, 2019
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	9,115	$ 87,471	49,447	$ 479,509
Reinvested dividends and distributions	105	1,004	2,200	20,991
Shares repurchased	(21,379)	(203,538)	(162,924)	(1,580,157)
Net Increase/(Decrease)	(12,159)	$ (115,063)	(111,277)	$ (1,079,657)
Class C Shares:
Shares sold	1,680	$ 15,792	1,529	$ 15,000
Reinvested dividends and distributions	22	207	395	3,697
Shares repurchased	(10,186)	(96,146)	(161,709)	(1,536,569)
Net Increase/(Decrease)	(8,484)	$ (80,147)	(159,785)	$ (1,517,872)
Class D Shares:
Shares sold	9,970	$ 95,790	50,753	$ 499,176
Reinvested dividends and distributions	114	1,096	2,712	25,985
Shares repurchased	(89,985)	(863,007)	(183,564)	(1,803,127)
Net Increase/(Decrease)	(79,901)	$ (766,121)	(130,099)	$ (1,277,966)
Class I Shares:
Shares sold	62,519	$ 605,040	1,010,005	$10,022,581
Reinvested dividends and distributions	263	2,528	11,428	109,709
Shares repurchased	(948,786)	(9,114,939)	(1,425,720)	(14,019,008)
Net Increase/(Decrease)	(886,004)	$(8,507,371)	(404,287)	$ (3,886,718)
Class N Shares:
Shares sold	194,214	$ 1,885,045	150,122	$ 1,484,236
Reinvested dividends and distributions	2,359	22,763	49,207	473,861
Shares repurchased	(701,029)	(6,798,837)	(1,077,625)	(10,642,027)
Net Increase/(Decrease)	(504,456)	$(4,891,029)	(878,296)	$ (8,683,930)
Class S Shares:
Shares sold	-	$ -	-	$ -
Reinvested dividends and distributions	59	554	899	8,529
Shares repurchased	-	-	(98)	(989)
Net Increase/(Decrease)	59	$ 554	801	$ 7,540
Class T Shares:
Shares sold	7,133	$ 68,742	52,789	$ 518,140
Reinvested dividends and distributions	46	443	3,742	35,660
Shares repurchased	(60,353)	(578,537)	(517,308)	(5,000,720)
Net Increase/(Decrease)	(53,174)	$ (509,352)	(460,777)	$ (4,446,920)

7. Purchases and Sales of Investment Securities

For the period ended December 31, 2019, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$ -	$ -	$ -	$ -

8. Recent Accounting Pronouncements

The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) in August 2018. The new guidance removes, modifies and enhances the disclosures to Topic 820. For public entities, the amendments are

36	DECEMBER 31, 2019

Janus Henderson Diversified Alternatives Fund

Notes to Consolidated Financial Statements (unaudited)

effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. An entity is permitted, and Management has decided, to early adopt the removed and modified disclosures in these financial statements.

9. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2019 and through the date of issuance of the Fund’s consolidated financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s consolidated financial statements.

Janus Investment Fund	37

Janus Henderson Diversified Alternatives Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund is required to disclose its complete holdings as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Fund shareholders. Historically, the Fund filed its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters each fiscal year on Form N-Q. The Fund’s Form N-PORT and Form N-Q filings: (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free)  (or 1-800-525-3713 if you hold Class D shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series, each of whom serves as an “independent” Trustee (the “Trustees”), oversee the management of each Portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each Fund of Janus Investment Fund (together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreements for the Janus Henderson Funds that utilize subadvisers.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Capital and the respective subadvisers in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At a meeting held on December 5, 2019, based on the Trustees’ evaluation of the information provided by Janus Capital, the subadvisers, and the independent fee consultant, as well as other information, the Trustees determined that the overall arrangements between each Janus Henderson Fund and Janus Capital and each subadviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by Janus Capital, its affiliates and the subadvisers, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund, and the subadvisory agreement for each subadvised Janus Henderson Fund, for the period from February 1, 2020 through February 1, 2021, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

38	DECEMBER 31, 2019

Janus Henderson Diversified Alternatives Fund

Additional Information (unaudited)

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent and quality of the services provided by Janus Capital and the subadvisers to the Janus Henderson Funds, taking into account the investment objective, strategies and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of Janus Capital and each subadviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by Janus Capital or the subadvisers, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered Janus Capital’s role as administrator to the Janus Henderson Funds, noting that Janus Capital generally, does not receive a fee for its services but is reimbursed for its out-of-pocket costs. The Trustees considered the role of Janus Capital in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that Janus Capital provides a number of different services for the Janus Henderson Funds and fund shareholders, ranging from investment management services to various other servicing functions, and that, in its view, Janus Capital is a capable provider of those services. The independent fee consultant also provided its belief that Janus Capital has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent and quality of the services provided by Janus Capital or the subadviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory and subadvisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that Janus Capital and each subadviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable funds and peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, the independent fee consultant found that the overall Janus Henderson Funds’ performance has been reasonable: for the 36 months ended September 30, 2019, approximately 69% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar, and for the 12 months ended September 30, 2019, approximately 71% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar.

The Trustees considered the performance of each Fund, noting that performance may vary by share class, and noted the following:

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

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Janus Henderson Diversified Alternatives Fund

Additional Information (unaudited)

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Developed World Bond Fund, the Trustees noted the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12

40	DECEMBER 31, 2019

Janus Henderson Diversified Alternatives Fund

Additional Information (unaudited)

months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson International Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson International Small Cap Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and its limited performance history.

• For Janus Henderson International Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital and Perkins had taken or were taking to improve performance, and that the performance trend was improving

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

Janus Investment Fund	41

Janus Henderson Diversified Alternatives Fund

Additional Information (unaudited)

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson U.S. Growth Opportunities Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital and Geneva had taken or were taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

42	DECEMBER 31, 2019

Janus Henderson Diversified Alternatives Fund

Additional Information (unaudited)

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital and Intech had taken or were taking to improve performance, and that the performance trend was improving.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital and Perkins had taken or were taking to improve performance, and that the performance trend was improving.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory and subadvisory agreement(s).

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant and noted that the rate of management fees (investment advisory and any administration but excluding out-of-pocket costs) for many of the Janus Henderson Funds, after applicable waivers, was below the average management fee rate of the respective peer group of funds selected by an independent data provider. The Trustees also examined information regarding the subadvisory fees charged for subadvisory services, as applicable, noting that all such fees were paid by Janus Capital out of its management fees collected from such Janus Henderson Fund.

The independent fee consultant provided its belief that the management fees charged by Janus Capital to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by Janus Capital. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of their respective Broadridge Expense Group

Janus Investment Fund	43

Janus Henderson Diversified Alternatives Fund

Additional Information (unaudited)

peers; and (3) and the management fees for the Janus Henderson Funds, on average, were 7% under the average management fees for their Expense Groups. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group peers and to average total expenses for its Broadridge Expense Universe.

For certain Janus Henderson Funds, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable in light of performance trends, performance histories, and existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by Janus Capital and each subadviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by Janus Capital and each subadviser to comparable separate account clients and to comparable non-affiliated funds subadvised by Janus Capital or by a subadviser (for which Janus Capital or the subadviser provides only or primarily portfolio management services). Although in most instances subadvisory and separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that Janus Capital noted that, under the terms of the management agreements with the Janus Henderson Funds, Janus Capital performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, trustee support, regulatory compliance and numerous other services, and that, in serving the Janus Henderson Funds, Janus Capital assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, they noted that the independent fee consultant found that: (1) the management fees Janus Capital charges to the Janus Henderson Funds are reasonable in relation to the management fees Janus Capital charges to funds subadvised by Janus Capital and to the fees Janus Capital charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs; and (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged to Janus Henderson subadvised fund and separate account investors; (4) 11 of 12 Janus Henderson Funds have lower management fees than similar funds subadvised by Janus Capital; and (5) six of nine Janus Henderson Funds have lower management fees than similar separate accounts managed by Janus Capital.

The Trustees considered the fees for each Fund for its fiscal year ended in 2018, and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”):

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

44	DECEMBER 31, 2019

Janus Henderson Diversified Alternatives Fund

Additional Information (unaudited)

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Janus Investment Fund	45

Janus Henderson Diversified Alternatives Fund

Additional Information (unaudited)

• For Janus Henderson Global Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable.

• For Janus Henderson International Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson International Small Cap Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for both share classes.

• For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

46	DECEMBER 31, 2019

Janus Henderson Diversified Alternatives Fund

Additional Information (unaudited)

• For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson U.S. Growth Opportunities Fund, that Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that, although the Fund’s expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

The Trustees reviewed information on the overall profitability to Janus Capital and its affiliates of their relationship with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses, and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to Janus Capital from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether Janus Capital and each subadviser receive adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is

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Additional Information (unaudited)

necessarily a product of the allocation methodology utilized by Janus Capital to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found that (1) the expense allocation methodology and rationales utilized by Janus Capital were reasonable and (2) no clear correlation between expense allocations and operating margins. The Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that Janus Capital’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to Janus Capital and its affiliates, as well as the fees paid by Janus Capital to the subadvisers of subadvised Janus Henderson Funds, were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees Janus Capital and the subadvisers charge to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by Janus Capital and any subadviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by Janus Capital.

Economies of Scale

The Trustees considered information about the potential for Janus Capital to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in November 2019 which provided its research and analysis into economies of scale. They also noted that, although many Janus Henderson Funds pay advisory fees at a base fixed rate as a percentage of net assets, without any breakpoints or performance fees, their independent fee consultant concluded that 64% of these Janus Henderson Funds’ share classes have contractual management fees (gross of waivers) below their Broadridge expense group averages. They also noted the following: (1) that for those Janus Henderson Funds whose expenses are being reduced by the contractual expense limitations of Janus Capital, Janus Capital is subsidizing certain of these Janus Henderson Funds because they have not reached adequate scale; (2) as the assets of some of the Janus Henderson Funds have declined in the past few years, certain Janus Henderson Funds have benefited from having advisory fee rates that have remained constant rather than increasing as assets declined; (3) performance fee structures have been implemented for various Janus Henderson Funds that have caused the effective rate of advisory fees payable by such a Janus Henderson Fund to vary depending on the investment performance of the Janus Henderson Fund relative to its benchmark index over the measurement period; and (4) a few Janus Henderson Funds have fee schedules with breakpoints and reduced fee rates above certain asset levels. The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

The Trustees also considered the independent fee consultant’s conclusion that, given the limitations of various analytical approaches to economies of scale and their conflicting results, it is difficult to analytically confirm or deny the existence of economies of scale in the Janus Henderson complex. In this regard, the independent consultant concluded that (1) to the extent there were economies of scale at Janus Capital, Janus Capital’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds which have not yet achieved those economies and (2) by setting lower fixed fees from the start on these Janus Henderson Funds, Janus Capital appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any scale economies that may exist. Further, the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at Janus Capital.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between Janus Capital and the Janus

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Additional Information (unaudited)

Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

Other Benefits to Janus Capital

The Trustees also considered benefits that accrue to Janus Capital and its affiliates and subadvisers to the Janus Henderson Funds from their relationships with the Janus Henderson Funds. They recognized that two affiliates of Janus Capital separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market funds for services provided, and that such compensation contributes to the overall profitability of Janus Capital and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered Janus Capital’s past and proposed use of commissions paid by the Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of Janus Capital and/or Janus Capital, and/or a subadviser to a Janus Henderson Fund. The Trustees concluded that Janus Capital’s and the subadvisers’ use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit each Janus Henderson Fund. The Trustees also concluded that, other than the services provided by Janus Capital and its affiliates and subadvisers pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and Janus Capital and the subadvisers may potentially benefit from their relationship with each other in other ways. They concluded that Janus Capital and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by Janus Capital and its affiliates. They also concluded that Janus Capital and/or the subadvisers benefit from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from Janus Capital’s and/or the subadvisers’ receipt of those products and services as well as research products and services acquired through commissions paid by other clients of Janus Capital and/or other clients of the subadvisers. They further concluded that the success of any Janus Henderson Fund could attract other business to Janus Capital, the subadvisers or other Janus Henderson funds, and that the success of Janus Capital and the subadvisers could enhance Janus Capital’s and the subadvisers’ ability to serve the Janus Henderson Funds.

Approval of an Amended and Restated Investment Advisory Agreement for Janus Henderson Small-Mid Cap Value Fund (formerly, Janus Henderson Select Value Fund)

Janus Capital Management LLC (“Janus Capital”) met with the Trustees, each of whom serves as an “independent” Trustee (the “Trustees”), on December 5, 2018 and March 14, 2019, to discuss the Amended and Restated Investment Advisory Agreement (the “Amended Advisory Agreement”) for Janus Henderson Small-Mid Cap Value Fund (formerly, Janus Henderson Select Value Fund) (“Small-Mid Cap Value Fund”) and other matters related to investment strategy changes to shift the market capitalization focus of Small-Mid Cap Value Fund (the “Strategy Change”). At these meetings, the Trustees discussed the Amended Advisory Agreement and the Strategy Change with their independent counsel, separately from management. During the course of the meetings, the Trustees requested and considered such information as they deemed relevant to their deliberations. At the meeting held on March 14, 2019, the Trustees, upon the recommendation of Janus Capital, voted unanimously to approve the Amended Advisory Agreement for Small-Mid Cap Value Fund, and recommended that the Amended Advisory Agreement be submitted to shareholders for approval. The Trustees also approved matters related to the Strategy Change, effective upon approval of the Amended Advisory Agreement by the Fund’s shareholders.

In determining whether to approve the Amended Advisory Agreement, the Trustees noted their most recent consideration of Small-Mid Cap Value Fund’s current advisory agreement (the “Current Advisory Agreement”) as part of the Trustees’ annual review and consideration of whether to continue the investment advisory agreement and sub-advisory agreement, as applicable, for each Janus Henderson fund, including Small-Mid Cap Value Fund (the “Annual Review”). The Trustees noted that in connection with the Annual Review: (i) the Trustees received and reviewed information provided by Janus Capital and each sub-adviser, including Perkins Investment Management LLC (“Perkins”), in response to requests of the Trustees and their independent legal counsel, and also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant; and (ii) throughout the Annual Review, the Trustees were advised by their independent legal counsel. The Trustees also noted that based on the Trustees’ evaluation of the information provided by Janus Capital, Perkins, and the independent fee consultant, as well as other information, the Trustees determined that the overall arrangements between Small-Mid Cap

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Additional Information (unaudited)

Value Fund and Janus Capital and Perkins were fair and reasonable in light of the nature, extent and quality of the services provided by Janus Capital, its affiliates and Perkins, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and the Trustees unanimously approved the continuation of the Current Advisory Agreement for another year.

In considering the Amended Advisory Agreement, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the Amended Advisory Agreement are discussed separately below.

• The Trustees determined that the terms of the Amended Advisory Agreement are substantially similar to those of the Current Advisory Agreement, which the Trustees recently reviewed as part of the Annual Review, and the material changes made to the Amended Advisory Agreement address the proposed change to the benchmark index and the description of the period used for calculating the performance fee in order to allow for continuity of the fee based on Small-Mid Cap Value Fund’s historical performance over a 36-month measurement period.

• As part of the Strategy Change, Small-Mid Cap Value Fund will focus its investments on common stocks of companies that are small- and mid-capitalization stocks. The Trustees determined that the proposed benchmark index, the Russell 2500TM Value Index, is more closely aligned with a small- and mid-cap stock focus than Small-Mid Cap Value Fund’s current benchmark index, the Russell 3000® Value Index.

• Under the Amended Advisory Agreement, the structure of the performance fee was not changing, other than to utilize a different benchmark and performance calculation period to implement the new benchmark over time, and that this structure had been implemented initially for Small-Mid Cap Value Fund based on analysis provided by the independent fee consultant. The Trustees considered the information provided by Janus Capital in this regard, and noted Janus Capital’s belief that this performance fee structure remained reasonable and appropriate for Small-Mid Cap Value Fund. The Trustees concluded that this performance fee structure was reasonable for Small-Mid Cap Value Fund as proposed, and also determined to seek further analysis from their independent fee consultant with respect to this matter. In this regard, Janus Capital agreed to consider further revisions to the proposed performance fee structure should that be needed based on the additional analysis provided.

• As part of the Strategy Change, Perkins will continue to provide sub-advisory services to Small-Mid Cap Value Fund, but will utilize new portfolio managers to implement Small-Mid Cap Value Fund’s focus on common stocks of companies that are small- and mid-capitalization stocks. In this regard, the Trustees noted the information provided by Janus Capital with respect to the qualifications and experience of the new portfolio managers implementing investment strategies similar to the one to be utilized by Small-Mid Cap Value Fund, and also noted that Perkins and the new portfolio managers provide sub-advisory services to other Janus Henderson funds the Trustees oversee.

• The information provided by Janus Capital with respect to (i) the impact of the Amended Advisory Agreement on the potential advisory fees to be paid by Small-Mid Cap Value Fund going forward; and (ii) the potential transaction costs and capital gains to be incurred by Small-Mid Cap Value Fund as part of the efforts to reposition Small-Mid Cap Value Fund’s portfolio to focus its investments on common stocks of companies that are small- and mid-capitalization stocks. In this regard, the Trustees noted that Small-Mid Cap Value Fund’s operating costs were not expected otherwise to materially change under the Amended Advisory Agreement.

• Janus Capital’s reasons for seeking to implement the Strategy Change, including Janus Capital’s belief that current marketplace demands for a small and mid-cap strategy, combined with Perkins’ experience in managing small- and mid-cap stocks, will provide greater opportunity for Small-Mid Cap Value Fund to grow over the long-term, and that the Strategy Change is designed to create asset growth through increased sales for Small-Mid Cap Value Fund, potentially resulting in increased operational efficiencies for Small-Mid Cap Value Fund.

• Janus Capital will pay the fees and expenses related to seeking shareholder approval of the Amended Advisory Agreement, including the costs related to the preparation and distribution of proxy materials, and all other costs incurred in connection with the solicitation of proxies.

After discussion, the Trustees determined that the overall arrangements between Small-Mid Cap Value Fund, Janus Capital, and Perkins under the Amended Advisory Agreement would continue to be fair and reasonable in light of the

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Additional Information (unaudited)

nature, extent, and quality of the services expected to be provided by Janus Capital, its affiliates, and Perkins following the Strategy Change.

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Useful Information About Your Fund Report (unaudited)

Management Commentary

The Management Commentary in this report includes valuable insight as well as statistical information to help you understand how your Fund’s performance and characteristics stack up against those of comparable indices.

If the Fund invests in foreign securities, this report may include information about country exposure. Country exposure is based primarily on the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived.

Please keep in mind that the opinions expressed in the Management Commentary are just that: opinions. They are a reflection based on best judgment at the time this report was compiled, which was December 31, 2019. As the investing environment changes, so could opinions. These views are unique and are not necessarily shared by fellow employees or by Janus Henderson in general.

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of Janus Capital and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Consolidated Financial Highlights” in this report.

Consolidated Schedule of Investments

Following the performance overview section is the Fund’s Consolidated Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. The Fund’s Consolidated Schedule of Investments relies upon the industry group and country classifications published by Barclays and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Consolidated Schedule of Investments (if applicable).

Consolidated Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

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Useful Information About Your Fund Report (unaudited)

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Consolidated Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Consolidated Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Consolidated Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected. If you compare the Fund’s “Net Decrease from Dividends and Distributions” to “Reinvested Dividends and Distributions,” you will notice that dividends and distributions have little effect on the Fund’s net assets. This is because the majority of the Fund’s investors reinvest their dividends and/or distributions.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Consolidated Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the

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Useful Information About Your Fund Report (unaudited)

total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

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Notes

NotesPage1

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Notes

NotesPage2

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Notes

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Knowledge. Shared

At Janus Henderson, we believe in the sharing of expert insight for better investment and business decisions. We call this ethos Knowledge. Shared.

Learn more by visiting janushenderson.com.

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson, Janus, Henderson, Perkins, Intech and Knowledge. Shared are trademarks of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.

Janus Henderson Distributors

125-24-93018 02-20

SEMIANNUAL REPORT December 31, 2019

Janus Henderson Dividend & Income Builder Fund

Janus Investment Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by contacting a Janus Henderson representative. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by visiting janushenderson.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you do not invest directly with the Fund, you should contact your plan sponsor, broker-dealer, or financial intermediary, to request to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-525-3713 to let the Fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Janus Henderson mutual funds where held (i.e., all Janus Henderson mutual funds held in your account if you invest through your financial intermediary or all Janus Henderson mutual funds held with the fund complex if you invest directly with a fund).

HIGHLIGHTS • Portfolio management perspective • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Dividend & Income Builder Fund

Janus Henderson Dividend & Income Builder Fund (unaudited)

FUND SNAPSHOT

The Janus Henderson Dividend & Income Builder Fund is a global portfolio of income-producing securities. The Fund invests primarily in dividend-paying equities, with an allocation to fixed income securities. The equity and fixed income allocation is driven by assessment of the relative attractiveness of income opportunities within each asset class and views on the broader market environment. Within the equity allocation, we seek companies that pay an attractive and sustainable dividend yield with the capability to grow over the medium to long term. The fixed income allocation is used opportunistically in the 10% to 30% range as well as to seek to protect capital when the portfolio management team thinks the macroenvironment dictates it; this allows us to seek to reduce the beta further when appropriate.

Alex Crooke co-portfolio manager	Job Curtis co-portfolio mangers	Ben Lofthouse co-portfolio manager	Jenna Barnard co-portfolio manager	John Pattullo co-portfolio manager

PERFORMANCE

The Janus Henderson Dividend & Income Builder Fund Class I Shares returned 7.01% over the six-month reporting period ending December 31, 2019. The Fund’s primary benchmark, the MSCI World IndexSM, returned 9.14%. The Fund’s secondary benchmark, the 75% MSCI World / 25% BBgBarc Global Agg Credit (USD Hedged) Index, returned 7.71%. The secondary benchmark is an internally calculated, hypothetical combination of total returns from the MSCI World Index (75%) and the Bloomberg Barclays Global Aggregate Credit (USD Hedged) Index (25%).

INVESTMENT ENVIRONMENT

After a growth scare at the end of 2018, asset returns were much more resilient in 2019. Improved investor confidence was reflected in the equity market rotation toward more reflationary, growth-positive themes, particularly in undervalued cyclical shares. UK equities performed better over the year, especially following the Conservative Party election win, which was seen as a business-friendly event. Despite the ongoing Hong Kong riots, sentiment toward Chinese equities has been bolstered by improved trade war rhetoric and accommodative monetary policy. The U.S. market continued to be robust in spite of macro and political headwinds. The labor and consumer environments have been particularly strong, offsetting low manufacturing activity.

Credit spreads tightened meaningfully into year-end, resulting in high-yield and investment-grade credit experiencing a healthy rally in the fourth quarter of 2019. This was a period of range-trading for government bond yields, which coincided with a stabilization in the economic data that equally did not show any sustained recovery.

PERFORMANCE DISCUSSION

In the equity allocation, the Fund’s stock selection in Asia Pacific (including Japan) was the strongest positive contributor to performance, led by holdings within the information technology sector. The Fund’s positions in semiconductors and hardware were positive for performance as the market became more optimistic that the cycle is likely to turn positive in 2020. The Fund added to the sector when sentiment was low, on the view that there remains structural growth potential within these industries due to ever-increasing data usage. These

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Janus Henderson Dividend & Income Builder Fund (unaudited)

companies continued to produce strong cash flows that underpin their attractive dividend yields. Despite recent outperformance, however, we continue to see valuations as underappreciating the long-term growth potential.

The Fund made positive absolute gains in Europe, the U.S. and the UK; however, positioning for all three detracted relative to the broader global benchmark. While positive to absolute performance, the Fund’s positioning in the communication services sector was a drag relative to the benchmark, as we didn’t hold certain non- and low-yielding stocks in the index that performed well during the period.

In the fixed income allocation, we made a tactical decision to reduce the bond exposure in favor of equities; given the strong run for bonds over the course of 2019, we felt it prudent to recycle some of our exposure into equities at more attractive yield levels. Specifically, we reduced some of our longer-duration bond holdings with a focus on U.S. Treasuries and investment-grade bonds predominantly.

DERIVATIVE USAGE

The Fund utilizes currency forwards to hedge the Fund’s foreign currency back to the U.S. dollar in order to manage the risk of overweight currency allocations. In aggregate, these positions contributed to performance during the period.

Please see the Derivative Instruments section in the “Notes to Financial Statements” for a discussion of derivatives used by the Fund.

OUTLOOK

Despite the strong performance of equity markets since the financial crisis, valuations appear reasonable relative to history and bond yields. We have seen polarization of performance in equities both within and among sectors and geographies. This is presenting opportunities in good-quality companies that are trading on low valuations with attractive dividend yields.

A more positive outlook for a trade deal between China and the U.S., early signs of economic indicators bottoming and global easing of monetary policies provide a supportive environment for continued improved performance in undervalued cyclical companies in the absence of a political or economic shock.

We continue to see free cash flow coming through in the form of dividends abroad and, should rates stay this low, we believe the global equity income style will continue to provide a good solution for many seeking higher incomes from their portfolios.

2	DECEMBER 31, 2019

Janus Henderson Dividend & Income Builder Fund (unaudited)

Fund At A Glance

December 31, 2019

	5 Top Performers - Holdings		5 Bottom Performers - Holdings
		Contribution		Contribution
	Taiwan Semiconductor Manufacturing Co Ltd (ADR)	0.91%	Pfizer Inc	-0.27%
	Microsoft Corp	0.84%	Cisco Systems Inc	-0.25%
	GlaxoSmithKline PLC	0.55%	Occidental Petroleum Corp	-0.20%
	Lam Research Corp	0.41%	Prosegur Cash SA	-0.19%
	Medtronic PLC	0.35%	BP PLC	-0.17%

	5 Top Performers - Sectors*
		Fund	Fund Weighting	MSCI World Index
		Contribution	(Average % of Equity)	Weighting
	Real Estate	0.44%	4.30%	3.32%
	Utilities	0.26%	5.89%	3.45%
	Industrials	0.25%	6.89%	11.11%
	Consumer Discretionary	0.22%	3.85%	10.48%
	Information Technology	0.14%	13.99%	16.72%

	5 Bottom Performers - Sectors*
		Fund	Fund Weighting	MSCI World Index
		Contribution	(Average % of Equity)	Weighting
	Energy	-0.82%	8.66%	5.13%
	Other**	-0.38%	2.64%	0.00%
	Consumer Staples	-0.35%	12.70%	8.62%
	Materials	-0.34%	8.39%	4.40%
	Health Care	-0.25%	15.48%	12.64%

Security contribution to performance is measured by using an algorithm that multiplies the daily performance of each security with the previous day’s ending weight in the portfolio and is gross of advisory fees. Fixed income securities and certain equity securities, such as private placements and some share classes of equity securities, are excluded.

*	Based on sector classification according to the Global Industry Classification Standard (“GICS”) codes, which are the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
**	Not a GICS classified sector.

Janus Investment Fund	3

Janus Henderson Dividend & Income Builder Fund (unaudited)

Fund At A Glance

December 31, 2019

5 Largest Equity Holdings - (% of Net Assets)
Microsoft Corp
Software	3.2%
GlaxoSmithKline PLC
Pharmaceuticals	2.5%
Roche Holding AG
Pharmaceuticals	2.4%
Pfizer Inc
Pharmaceuticals	2.3%
Nestle SA (REG)
Food Products	2.1%
12.5%

Asset Allocation - (% of Net Assets)
Common Stocks	82.2%
Corporate Bonds	10.9%
Investment Companies	2.5%
Preferred Stocks	2.5%
United States Treasury Notes/Bonds	2.0%
Rights	0.0%
Other	(0.1)%
100.0%

Top Country Allocations - Long Positions - (% of Investment Securities)
As of December 31, 2019	As of June 30, 2019

4	DECEMBER 31, 2019

Janus Henderson Dividend & Income Builder Fund (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended December 31, 2019					Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Since Inception*	Total Annual Fund Operating Expenses‡	Net Annual Fund Operating Expenses‡
Class A Shares at NAV	6.92%	18.59%	5.98%	7.73%	1.33%	1.17%
Class A Shares at MOP	0.76%	11.77%	4.90%	6.98%
Class C Shares at NAV	6.46%	17.66%	5.15%	6.91%	2.08%	1.92%
Class C Shares at CDSC	5.46%	16.66%	5.15%	6.91%
Class D Shares(1)	7.00%	18.71%	6.11%	7.87%	1.32%	1.02%
Class I Shares	7.01%	18.84%	6.21%	7.98%	1.07%	0.93%
Class N Shares	7.00%	18.86%	6.17%	7.92%	1.40%	0.85%
Class S Shares	7.01%	18.89%	5.87%	7.59%	7.33%	1.35%
Class T Shares	6.88%	18.58%	6.00%	7.76%	1.29%	1.10%
MSCI World Index	9.14%	27.67%	8.74%	11.12%
75% MSCI World / 25% BBgBarc Global Agg Credit (USD Hedged) Index	7.71%	23.71%	7.76%	9.49%
Morningstar Quartile - Class I Shares	-	1st	1st	1st
Morningstar Ranking - based on total returns for World Allocation Funds	-	110/480	42/394	34/365

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Net expense ratios reflect the expense waiver, if any, contractually agreed to through October 28, 2020.

Janus Investment Fund	5

Janus Henderson Dividend & Income Builder Fund (unaudited)

Performance

Performance may be affected by risks that include those associated with non-diversification, portfolio turnover, short sales, potential conflicts of interest, foreign and emerging markets, initial public offerings (IPOs), high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), derivatives, and commodity-linked investments. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Returns of the Fund shown prior to June 5, 2017, are those for Henderson Dividend & Income Builder Fund (the “Predecessor Fund”), which merged into the Fund after the close of business on June 2, 2017. The Predecessor Fund was advised by Henderson Global Investors (North America) Inc. and subadvised by Henderson Investment Management Limited. Class A Shares, Class C Shares, Class I Shares, and Class R6 Shares of the Predecessor Fund were reorganized into Class A Shares, Class C Shares, Class I Shares, and Class N Shares, respectively, of the Fund. In connection with this reorganization, certain shareholders of the Predecessor Fund who held shares directly with the Predecessor Fund and not through an intermediary had the Class A Shares, Class C Shares, Class I Shares, and Class N Shares of the Fund received in the reorganization automatically exchanged for Class D Shares of the Fund following the reorganization. Class A Shares, Class C Shares, and Class I Shares of the Predecessor Fund commenced operations with the Predecessor Fund’s inception on August 1, 2012. Class R6 Shares of the Predecessor Fund commenced operations on November 30, 2015. Class D Shares, Class S Shares, and Class T Shares commenced operations on June 5, 2017.

Performance of Class A Shares shown for periods prior to June 5, 2017, reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

Performance of Class C Shares shown for periods prior to June 5, 2017, reflects the performance of Class C Shares of the Predecessor Fund, calculated using the fees and expenses of Class C Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

Performance of Class I Shares shown for periods prior to June 5, 2017, reflects the performance of Class I Shares of the Predecessor Fund, calculated using the fees and expenses of Class I Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

Performance of Class N Shares shown for periods prior to June 5, 2017, reflects the performance of Class R6 Shares of the Predecessor Fund, calculated using the fees and expenses of Class R6 Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers, except that for periods prior to November 30, 2015, performance for Class N Shares reflects the performance of Class I Shares of the Predecessor Fund, calculated using the estimated fees and expenses of Class N Shares, net of any applicable fee and expense limitations or waivers.

Performance of Class S Shares shown for periods prior to June 5, 2017, reflects the performance of Class I Shares of the Predecessor Fund, calculated using the estimated fees and expenses of Class S Shares, net of any applicable fee and expense limitations or waivers.

Performance of Class T Shares shown for periods prior to June 5, 2017, reflects the performance of Class I Shares of the Predecessor Fund, calculated using the estimated fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers.

Performance of Class D Shares shown for periods prior to June 5, 2017, reflects the performance of Class I Shares of the Predecessor Fund, calculated using the estimated fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers.

If each share class of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2019 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

*The Predecessor Fund’s inception date – August 1, 2012

‡ As stated in the prospectus. See Financial Highlights for actual expense ratios during the reporting period.

(1) Closed to certain new investors.

6	DECEMBER 31, 2019

Janus Henderson Dividend & Income Builder Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/19)	Ending Account Value (12/31/19)	Expenses Paid During Period (7/1/19 - 12/31/19)†	Beginning Account Value (7/1/19)	Ending Account Value (12/31/19)	Expenses Paid During Period (7/1/19 - 12/31/19)†	Net Annualized Expense Ratio (7/1/19 - 12/31/19)
Class A Shares	$1,000.00	$1,069.20	$6.09	$1,000.00	$1,019.25	$5.94	1.17%
Class C Shares	$1,000.00	$1,064.60	$9.86	$1,000.00	$1,015.58	$9.63	1.90%
Class D Shares	$1,000.00	$1,070.00	$5.20	$1,000.00	$1,020.11	$5.08	1.00%
Class I Shares	$1,000.00	$1,070.10	$4.79	$1,000.00	$1,020.51	$4.67	0.92%
Class N Shares	$1,000.00	$1,070.00	$4.42	$1,000.00	$1,020.86	$4.32	0.85%
Class S Shares	$1,000.00	$1,070.10	$5.15	$1,000.00	$1,020.16	$5.03	0.99%
Class T Shares	$1,000.00	$1,068.80	$5.72	$1,000.00	$1,019.61	$5.58	1.10%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

Janus Investment Fund	7

Janus Henderson Dividend & Income Builder Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Corporate Bonds – 10.9%
Banking – 1.5%
Barclays Bank PLC, ICE LIBOR USD 3 Month + 1.5500%, 6.2780%‡,µ	$910,000	$1,048,566
HBOS Capital Funding LP, 6.8500%µ	100,000	102,100
Lloyds Banking Group PLC,
ICE LIBOR USD 3 Month + 1.2700%, 6.6570% (144A)‡,µ	412,000	490,873
Royal Bank of Scotland Group PLC, 6.1000%, 6/10/23	1,000,000	1,100,357
		2,741,896
Capital Goods – 0.6%
Crown Americas LLC / Crown Americas Capital Corp IV, 4.5000%, 1/15/23	1,000,000	1,051,250
Communications – 3.4%
American Tower Corp, 3.8000%, 8/15/29	1,000,000	1,067,624
AT&T Inc, 2.4500%, 6/30/20	1,000,000	1,003,390
CCO Holdings LLC / CCO Holdings Capital Corp, 5.8750%, 5/1/27 (144A)	500,000	528,750
Comcast Corp, 3.9500%, 10/15/25	283,000	308,632
Crown Castle International Corp, 3.8000%, 2/15/28	1,000,000	1,064,697
Deutsche Telekom International Finance BV, 1.9500%, 9/19/21 (144A)	1,000,000	999,761
Sirius XM Radio Inc, 5.5000%, 7/1/29 (144A)	1,000,000	1,081,240
T-Mobile USA Inc, 4.5000%, 2/1/26	91,000	93,275
T-Mobile USA Inc, 4.7500%, 2/1/28	57,000	59,725
		6,207,094
Consumer Cyclical – 0.6%
Service Corp International/US, 8.0000%, 11/15/21	200,000	220,000
Service Corp International/US, 5.1250%, 6/1/29	800,000	850,000
		1,070,000
Consumer Non-Cyclical – 3.0%
Anheuser-Busch InBev Worldwide Inc, 4.7500%, 1/23/29	1,000,000	1,157,657
Aramark Services Inc, 5.1250%, 1/15/24	715,000	733,733
Aramark Services Inc, 4.7500%, 6/1/26	291,000	302,640
Constellation Brands Inc, 4.7500%, 11/15/24	381,000	422,010
Elanco Animal Health Inc, 4.9000%, 8/28/28	670,000	728,209
HCA Inc, 5.2500%, 6/15/26	1,000,000	1,119,302
IQVIA Inc, 5.0000%, 5/15/27 (144A)	1,000,000	1,057,855
		5,521,406
Insurance – 0.5%
Prudential PLC, 5.2500%µ	900,000	918,000
Real Estate Investment Trusts (REITs) – 0.5%
CyrusOne LP / CyrusOne Finance Corp, 3.4500%, 11/15/29	310,000	310,849
Digital Realty Trust LP, 4.7500%, 10/1/25	450,000	499,619
		810,468
Technology – 0.8%
Apple Inc, 3.3500%, 2/9/27	500,000	532,011
Microsoft Corp, 3.3000%, 2/6/27	500,000	534,015
VMware Inc, 3.9000%, 8/21/27	353,000	369,107
		1,435,133
Total Corporate Bonds (cost $18,934,238)		19,755,247
United States Treasury Notes/Bonds – 2.0%
2.7500%, 11/30/20	2,000,000	2,019,630
2.8750%, 11/15/21	500,000	511,670
2.8750%, 10/31/23	1,000,000	1,044,411
Total United States Treasury Notes/Bonds (cost $3,499,162)		3,575,711
Common Stocks – 82.2%
Aerospace & Defense – 1.1%
BAE Systems PLC	273,827	2,048,281
Auto Components – 1.4%
Cie Generale des Etablissements Michelin SCA	20,288	2,482,582
Banks – 5.8%
BAWAG Group AG (144A)*	34,950	1,591,523
BNP Paribas SA	35,986	2,132,327
ING Groep NV	166,876	2,000,461

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	DECEMBER 31, 2019

Janus Henderson Dividend & Income Builder Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Common Stocks – (continued)
Banks – (continued)
JPMorgan Chase & Co	12,999	$1,812,061
Nordea Bank Abp	201,328	1,626,380
Swedbank AB	96,348	1,434,920
		10,597,672
Beverages – 2.5%
Carlsberg A/S	8,648	1,290,273
Coca-Cola Co	33,148	1,834,742
Diageo PLC	34,267	1,452,488
		4,577,503
Capital Markets – 0.2%
St James's Place PLC	26,244	404,751
Chemicals – 1.9%
BASF SE	28,457	2,149,643
Dow Inc	10,988	601,373
DuPont de Nemours Inc	10,988	705,430
		3,456,446
Commercial Services & Supplies – 0.5%
Prosegur Cash SA (144A)	608,377	926,643
Communications Equipment – 2.0%
Cisco Systems Inc	77,245	3,704,670
Containers & Packaging – 1.4%
Amcor PLC	139,710	1,526,184
SIG Combibloc Group AG*	66,685	1,065,471
		2,591,655
Diversified Financial Services – 0.1%
M&G PLC*	59,433	186,707
Diversified Telecommunication Services – 3.7%
Orange SA	115,422	1,698,487
TELUS Corp	49,800	1,928,484
Verizon Communications Inc	50,246	3,085,104
		6,712,075
Electric Utilities – 3.6%
Enel SpA	386,708	3,067,362
Iberdrola SA	187,359	1,929,110
Red Electrica Corp SA	30,919	621,619
SSE PLC	46,306	882,197
		6,500,288
Electrical Equipment – 1.5%
ABB Ltd	109,980	2,656,297
Equity Real Estate Investment Trusts (REITs) – 3.2%
Crown Castle International Corp	8,763	1,245,660
CyrusOne Inc	36,375	2,380,016
Hammerson PLC	174,775	714,553
VICI Properties Inc	58,847	1,503,541
		5,843,770
Food Products – 3.8%
Danone SA	18,667	1,547,243
Mondelez International Inc	28,072	1,546,206
Nestle SA (REG)	35,448	3,838,613
		6,932,062
Health Care Equipment & Supplies – 1.7%
Medtronic PLC	26,683	3,027,186
Hotels, Restaurants & Leisure – 2.2%
Carnival Corp	36,399	1,850,161
Las Vegas Sands Corp	30,829	2,128,434
		3,978,595
Industrial Conglomerates – 1.3%
Siemens AG	17,711	2,315,036

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Dividend & Income Builder Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Common Stocks – (continued)
Information Technology Services – 0.8%
Sabre Corp	68,002	$1,525,965
Insurance – 4.3%
AXA SA	98,882	2,784,862
Manulife Financial Corp	107,504	2,182,537
NN Group NV	25,171	954,803
Prudential PLC	102,722	1,971,289
		7,893,491
Metals & Mining – 2.6%
BHP Group PLC	80,046	1,883,635
Rio Tinto PLC	47,018	2,804,043
		4,687,678
Multi-Utilities – 2.2%
National Grid PLC	125,767	1,572,879
Veolia Environnement SA	92,829	2,468,624
		4,041,503
Oil, Gas & Consumable Fuels – 5.6%
Chevron Corp	11,631	1,401,652
Occidental Petroleum Corp	35,269	1,453,436
Repsol SA	95,101	1,485,853
Royal Dutch Shell PLC	85,537	2,510,235
SK Innovation Co Ltd	10,765	1,396,480
TOTAL SA	36,580	2,018,592
		10,266,248
Paper & Forest Products – 1.1%
UPM-Kymmene Oyj	55,429	1,921,656
Personal Products – 1.4%
Unilever NV	45,850	2,634,531
Pharmaceuticals – 13.1%
Bristol-Myers Squibb Co	37,312	2,395,057
GlaxoSmithKline PLC	193,514	4,559,391
Johnson & Johnson	15,312	2,233,561
Novartis AG	36,514	3,468,000
Pfizer Inc	108,461	4,249,502
Roche Holding AG	13,411	4,352,061
Sanofi	26,811	2,694,993
		23,952,565
Professional Services – 1.7%
RELX PLC	123,719	3,116,634
Semiconductor & Semiconductor Equipment – 4.6%
Lam Research Corp	5,128	1,499,427
Maxim Integrated Products Inc	34,952	2,149,898
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	62,081	3,606,906
Tokyo Electron Ltd	5,000	1,101,114
		8,357,345
Software – 3.2%
Microsoft Corp	36,698	5,787,135
Tobacco – 1.9%
British American Tobacco PLC	41,675	1,783,603
Imperial Brands PLC	66,809	1,653,723
		3,437,326
Wireless Telecommunication Services – 1.8%
Tele2 AB	157,770	2,289,025
Vodafone Group PLC	489,453	951,343
		3,240,368
Total Common Stocks (cost $131,806,899)		149,804,664
Preferred Stocks – 2.5%
Household Products – 1.1%
Henkel AG & Co KGaA	18,789	1,943,007

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

10	DECEMBER 31, 2019

Janus Henderson Dividend & Income Builder Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Preferred Stocks – (continued)
Technology Hardware, Storage & Peripherals – 1.4%
Samsung Electronics Co Ltd	67,105	$2,634,755
Total Preferred Stocks (cost $4,070,170)		4,577,762
Rights – 0%
Oil, Gas & Consumable Fuels – 0%
Repsol SA* (cost $44,936)	95,101	45,120
Investment Companies – 2.5%
Money Markets – 2.5%
Fidelity Investments Money Market Treasury Portfolio, 1.2500%ºº (cost $4,629,649)	4,629,649	4,629,649
Total Investments (total cost $162,985,054) – 100.1%		182,388,153
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(218,824)
Net Assets – 100%		$182,169,329

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$71,789,694	39.4%
United Kingdom	29,039,014	15.9
France	17,827,710	9.8
Switzerland	15,380,442	8.4
Netherlands	8,706,429	4.8
Germany	7,407,447	4.1
Spain	5,008,345	2.7
Canada	4,111,021	2.3
South Korea	4,031,235	2.2
Sweden	3,723,945	2.0
Taiwan	3,606,906	2.0
Finland	3,548,036	1.9
Italy	3,067,362	1.7
Austria	1,591,523	0.9
Denmark	1,290,273	0.7
Belgium	1,157,657	0.6
Japan	1,101,114	0.6

Total	$182,388,153	100.0%

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
BNP Paribas:
British Pound	1/29/20	(5,277,849)	$6,943,612	$(51,695)
Euro	1/29/20	(7,099,267)	7,914,401	(62,124)
Total				$(113,819)

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson Dividend & Income Builder Fund

Schedule of Investments (unaudited)

December 31, 2019

The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of December 31, 2019.

Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of December 31, 2019

Currency Contracts

Liability Derivatives:
Forward foreign currency exchange contracts	$113,819

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended December 31, 2019.

The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended December 31, 2019

Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Currency Contracts
Forward foreign currency exchange contracts	$(65,121)

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Currency Contracts
Forward foreign currency exchange contracts	$ 45,207

Please see the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation" sections of the Fund’s Statement of Operations.

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended December 31, 2019

Market Value(a)
Forward foreign currency exchange contracts, sold	$ 14,565,584

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount sold.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

12	DECEMBER 31, 2019

Janus Henderson Dividend & Income Builder Fund

Notes to Schedule of Investments and Other Information (unaudited)

MSCI World IndexSM	MSCI World IndexSM reflects the equity market performance of global developed markets.
75% MSCI World / 25% BBgBarc Global Agg Credit (USD Hedged) Index

75% MSCI World / 25% BBgBarc Global Agg Credit (USD Hedged) Index is an internally-calculated, hypothetical combination of total returns from the MSCI World IndexSM (75%) and the Bloomberg Barclays Global Aggregate Credit Index (USD Hedged) (25%).

ADR	American Depositary Receipt
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
REG	Registered

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2019 is $6,676,645, which represents 3.7% of net assets.

*	Non-income producing security.

‡

Variable or floating rate security. Rate shown is the current rate as of December 31, 2019. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of December 31, 2019.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated represents the next call date.

Janus Investment Fund	13

Janus Henderson Dividend & Income Builder Fund

Notes to Schedule of Investments and Other Information (unaudited)

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2019. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Corporate Bonds	$-	$19,755,247	$-
United States Treasury Notes/Bonds	-	3,575,711	-
Common Stocks	149,804,664	-	-
Preferred Stocks	-	4,577,762	-
Rights	45,120	-	-
Investment Companies	4,629,649	-	-
Total Assets	$154,479,433	$27,908,720	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$113,819	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

14	DECEMBER 31, 2019

Janus Henderson Dividend & Income Builder Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2019

See footnotes at the end of the Statement.

Assets:
Investments, at value(1)	$182,388,153
Cash denominated in foreign currency(2)	63,597
Non-interested Trustees' deferred compensation	4,685
Receivables:
Foreign tax reclaims	364,126
Dividends	313,783
Fund shares sold	298,467
Interest	224,990
Other assets	16,224
Total Assets	183,674,025
Liabilities:
Due to custodian	545
Forward foreign currency exchange contracts	113,819
Payables:	—
Investments purchased	576,888
Fund shares repurchased	548,061
Advisory fees	116,182
Professional fees	34,118
12b-1 Distribution and shareholder servicing fees	32,168
Transfer agent fees and expenses	23,895
Non-interested Trustees' deferred compensation fees	4,685
Custodian fees	3,324
Affiliated fund administration fees payable	386
Non-interested Trustees' fees and expenses	107
Accrued expenses and other payables	50,518
Total Liabilities	1,504,696
Net Assets	$182,169,329

See Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson Dividend & Income Builder Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2019

Net Assets Consist of:
Capital (par value and paid-in surplus)	$163,179,696
Total distributable earnings (loss)	18,989,633
Total Net Assets	$182,169,329
Net Assets - Class A Shares	$36,366,638
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,645,359
Net Asset Value Per Share(3)	$13.75
Maximum Offering Price Per Share(4)	$14.59
Net Assets - Class C Shares	$28,965,042
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,142,049
Net Asset Value Per Share(3)	$13.52
Net Assets - Class D Shares	$7,462,005
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	542,726
Net Asset Value Per Share	$13.75
Net Assets - Class I Shares	$88,981,882
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	6,463,150
Net Asset Value Per Share	$13.77
Net Assets - Class N Shares	$561,860
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	40,913
Net Asset Value Per Share	$13.73
Net Assets - Class S Shares	$56,984
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	4,160
Net Asset Value Per Share	$13.70
Net Assets - Class T Shares	$19,774,918
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,439,749
Net Asset Value Per Share	$13.73

(1) Includes cost of $162,985,054.

(2) Includes cost of $63,597.

(3) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

(4) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

16	DECEMBER 31, 2019

Janus Henderson Dividend & Income Builder Fund

Statement of Operations (unaudited)

For the period ended December 31, 2019

Investment Income:
Dividends	$2,224,520
Interest	675,293
Other income	22,910
Foreign tax withheld	(135,662)
Total Investment Income	2,787,061
Expenses:
Advisory fees	644,544
12b-1 Distribution and shareholder servicing fees:
Class A Shares	41,209
Class C Shares	139,414
Class S Shares	2
Transfer agent administrative fees and expenses:
Class D Shares	4,136
Class S Shares	68
Class T Shares	21,490
Transfer agent networking and omnibus fees:
Class A Shares	9,429
Class C Shares	8,133
Class I Shares	28,635
Other transfer agent fees and expenses:
Class A Shares	1,225
Class C Shares	1,110
Class D Shares	969
Class I Shares	1,819
Class N Shares	11
Class S Shares	1
Class T Shares	131
Registration fees	42,002
Professional fees	26,260
Shareholder reports expense	17,412
Custodian fees	7,758
Affiliated fund administration fees	2,148
Non-interested Trustees’ fees and expenses	2,116
Other expenses	39,934
Total Expenses	1,039,956
Less: Excess Expense Reimbursement and Waivers	(55,847)
Net Expenses	984,109
Net Investment Income/(Loss)	1,802,952
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	2,057,149
Forward foreign currency exchange contracts	(65,121)
Total Net Realized Gain/(Loss) on Investments	1,992,028
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and non-interested Trustees’ deferred compensation	7,576,738
Forward foreign currency exchange contracts	45,207
Total Change in Unrealized Net Appreciation/Depreciation	7,621,945
Net Increase/(Decrease) in Net Assets Resulting from Operations	$11,416,925

See Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Dividend & Income Builder Fund

Statements of Changes in Net Assets

	Period ended December 31, 2019 (unaudited)	Year ended June 30, 2019

Operations:
Net investment income/(loss)	$1,802,952	$5,678,451
Net realized gain/(loss) on investments	1,992,028	(2,213,550)
Change in unrealized net appreciation/depreciation	7,621,945	2,178,276
Net Increase/(Decrease) in Net Assets Resulting from Operations	11,416,925	5,643,177
Dividends and Distributions to Shareholders
Class A Shares	(578,736)	(1,122,766)
Class C Shares	(413,005)	(981,085)
Class D Shares	(127,424)	(282,822)
Class I Shares	(1,578,945)	(3,864,882)
Class N Shares	(10,534)	(28,404)
Class S Shares	(1,080)	(2,044)
Class T Shares	(315,059)	(462,490)
Net Decrease from Dividends and Distributions to Shareholders	(3,024,783)	(6,744,493)
Capital Share Transactions:
Class A Shares	2,507,623	2,727,605
Class C Shares	(2,722,026)	1,102,874
Class D Shares	222,399	(1,093,143)
Class I Shares	(3,637,563)	(10,997,621)
Class N Shares	(55,171)	(248,434)
Class S Shares	1,080	2,044
Class T Shares	3,300,105	5,711,527
Net Increase/(Decrease) from Capital Share Transactions	(383,553)	(2,795,148)
Net Increase/(Decrease) in Net Assets	8,008,589	(3,896,464)
Net Assets:
Beginning of period	174,160,740	178,057,204
End of period	$182,169,329	$174,160,740

See Notes to Financial Statements.

18	DECEMBER 31, 2019

Janus Henderson Dividend & Income Builder Fund

Financial Highlights

Class A Shares
For a share outstanding during the period end December 31, 2019 (unaudited) and the year or period ended June 30	2019	2019	2018	2017(1)
Net Asset Value, Beginning of Period	$13.09	$13.18	$12.94	$12.16
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.14	0.42	0.36	0.38
Net realized and unrealized gain/(loss)	0.75	(0.03)	0.24	0.75
Total from Investment Operations	0.89	0.39	0.60	1.13
Less Dividends and Distributions:
Dividends (from net investment income)	(0.23)	(0.37)	(0.36)	(0.35)
Distributions (from capital gains)	—	(0.11)	—	—
Total Dividends and Distributions	(0.23)	(0.48)	(0.36)	(0.35)
Net Asset Value, End of Period	$13.75	$13.09	$13.18	$12.94
Total Return*	6.92%	3.14%	4.63%	9.44%
Net Assets, End of Period (in thousands)	$36,367	$32,262	$29,294	$25,824
Average Net Assets for the Period (in thousands)	$32,590	$30,675	$27,827	$29,932
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.23%	1.32%	1.14%	1.23%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.17%	1.17%	1.14%	1.23%
Ratio of Net Investment Income/(Loss)	2.10%	3.23%	2.71%	3.36%
Portfolio Turnover Rate	19%	44%	36%	55%

Class C Shares
For a share outstanding during the period end December 31, 2019 (unaudited) and the year or period ended June 30	2019	2019	2018	2017(1)
Net Asset Value, Beginning of Period	$12.89	$13.01	$12.81	$12.05
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.09	0.31	0.25	0.30
Net realized and unrealized gain/(loss)	0.73	(0.01)	0.24	0.73
Total from Investment Operations	0.82	0.30	0.49	1.03
Less Dividends and Distributions:
Dividends (from net investment income)	(0.19)	(0.31)	(0.29)	(0.27)
Distributions (from capital gains)	—	(0.11)	—	—
Total Dividends and Distributions	(0.19)	(0.42)	(0.29)	(0.27)
Net Asset Value, End of Period	$13.52	$12.89	$13.01	$12.81
Total Return*	6.46%	2.41%	3.85%	8.62%
Net Assets, End of Period (in thousands)	$28,965	$30,356	$29,203	$30,671
Average Net Assets for the Period (in thousands)	$28,265	$30,095	$31,115	$32,821
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.96%	2.06%	1.91%	2.01%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.90%	1.91%	1.91%	2.01%
Ratio of Net Investment Income/(Loss)	1.36%	2.48%	1.85%	2.68%
Portfolio Turnover Rate	19%	44%	36%	55%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from August 1, 2016 through June 30, 2017. The Fund changed its fiscal year end from July 31 to June 30.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson Dividend & Income Builder Fund

Financial Highlights

Class A Shares
For a share outstanding during the year or period ended July 31	2016	2015	2014
Net Asset Value, Beginning of Period	$12.50	$12.57	$11.40
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.40	0.35	0.40
Net realized and unrealized gain/(loss)	(0.40)	0.11	1.10
Total from Investment Operations	—	0.46	1.50
Less Dividends and Distributions:
Dividends (from net investment income)	(0.34)	(0.33)	(0.31)
Distributions (from capital gains)	—	(0.20)	(0.02)
Total Dividends and Distributions	(0.34)	(0.53)	(0.33)
Net Asset Value, End of Period	$12.16	$12.50	$12.57
Total Return*	0.19%	3.81%	13.26%
Net Assets, End of Period (in thousands)	$40,869	$15,959	$14,308
Average Net Assets for the Period (in thousands)	$30,357	$15,010	$12,099
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.27%(2)	1.46%	1.94%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.27%(3)	1.30%	1.30%
Ratio of Net Investment Income/(Loss)	3.37%(4)	2.84%	3.20%
Portfolio Turnover Rate	39%	26%	78%

Class C Shares
For a share outstanding during the year or period ended July 31	2016	2015	2014
Net Asset Value, Beginning of Period	$12.40	$12.49	$11.35
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.30	0.26	0.30
Net realized and unrealized gain/(loss)	(0.39)	0.10	1.10
Total from Investment Operations	(0.09)	0.36	1.40
Less Dividends and Distributions:
Dividends (from net investment income)	(0.26)	(0.25)	(0.24)
Distributions (from capital gains)	—	(0.20)	(0.02)
Total Dividends and Distributions	(0.26)	(0.45)	(0.26)
Net Asset Value, End of Period	$12.05	$12.40	$12.49
Total Return*	(0.58)%	3.00%	12.45%
Net Assets, End of Period (in thousands)	$33,327	$13,846	$4,525
Average Net Assets for the Period (in thousands)	$24,477	$10,077	$2,561
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.04%(2)	2.23%	2.68%
Ratio of Net Expenses (After Waivers and Expense Offsets)	2.03%(3)	2.05%	2.05%
Ratio of Net Investment Income/(Loss)	2.55%(4)	2.15%	2.38%
Portfolio Turnover Rate	39%	26%	78%

* Total return not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) The Ratio of Gross Expenses include a reimbursement of prior period custodian out-of-pocket expenses. The Ratio of Gross Expenses would have been 0.02% higher had the custodian not reimbursed the Fund.

(3) The Ratio of Net Expenses (After Waivers and Expense Offsets) include a reimbursement of prior period custodian out-of-pocket expenses. The Ratio of Net Expenses (After Waivers and Expense Offsets) would have been 0.01% higher had the custodian not reimbursed the Fund.

(4) The Ratio of Net Investment Income/(Loss) include a reimbursement of prior period custodian out-of-pocket expenses. The Ratio of Net Investment Income/(Loss) would have been 0.01% lower had the custodian not reimbursed the Fund.

See Notes to Financial Statements.

20	DECEMBER 31, 2019

Janus Henderson Dividend & Income Builder Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year or period ended June 30	2019	2019	2018	2017(1)
Net Asset Value, Beginning of Period	$13.09	$13.17	$12.93	$13.18
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.15	0.42	0.46	0.04
Net realized and unrealized gain/(loss)	0.75	—(3)	0.16	(0.17)
Total from Investment Operations	0.90	0.42	0.62	(0.13)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.24)	(0.39)	(0.38)	(0.12)
Distributions (from capital gains)	—	(0.11)	—	—
Total Dividends and Distributions	(0.24)	(0.50)	(0.38)	(0.12)
Net Asset Value, End of Period	$13.75	$13.09	$13.17	$12.93
Total Return*	7.00%	3.34%	4.77%	(0.96)%
Net Assets, End of Period (in thousands)	$7,462	$6,889	$8,072	$472
Average Net Assets for the Period (in thousands)	$6,879	$7,362	$4,665	$343
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.17%	1.31%	1.02%	1.10%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.00%	1.01%	0.99%	1.05%
Ratio of Net Investment Income/(Loss)	2.26%	3.26%	3.47%	4.27%
Portfolio Turnover Rate	19%	44%	36%	55%

Class I Shares
For a share outstanding during the period end December 31, 2019 (unaudited) and the year or period ended June 30	2019	2019	2018	2017(4)
Net Asset Value, Beginning of Period	$13.11	$13.19	$12.94	$12.16
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.15	0.43	0.40	0.45
Net realized and unrealized gain/(loss)	0.76	—(3)	0.23	0.71
Total from Investment Operations	0.91	0.43	0.63	1.16
Less Dividends and Distributions:
Dividends (from net investment income)	(0.25)	(0.40)	(0.38)	(0.38)
Distributions (from capital gains)	—	(0.11)	—	—
Total Dividends and Distributions	(0.25)	(0.51)	(0.38)	(0.38)
Net Asset Value, End of Period	$13.77	$13.11	$13.19	$12.94
Total Return*	7.01%	3.41%	4.86%	9.70%
Net Assets, End of Period (in thousands)	$88,982	$88,458	$100,825	$78,630
Average Net Assets for the Period (in thousands)	$84,629	$97,766	$92,797	$66,190
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.98%	1.06%	0.91%	1.00%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.92%	0.92%	0.91%	1.00%
Ratio of Net Investment Income/(Loss)	2.34%	3.35%	2.94%	3.97%
Portfolio Turnover Rate	19%	44%	36%	55%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from June 5, 2017 (inception date) through June 30, 2017.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Less than $0.005 on a per share basis.

(4) Period from August 1, 2016 through June 30, 2017. The Fund changed its fiscal year end from July 31 to June 30.

See Notes to Financial Statements.

Janus Investment Fund	21

Janus Henderson Dividend & Income Builder Fund

Financial Highlights

Class I Shares
For a share outstanding during the year or period ended July 31	2016	2015	2014
Net Asset Value, Beginning of Period	$12.49	$12.57	$11.39
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.40	0.39	0.44
Net realized and unrealized gain/(loss)	(0.37)	0.09	1.09
Total from Investment Operations	0.03	0.48	1.53
Less Dividends and Distributions:
Dividends (from net investment income)	(0.36)	(0.36)	(0.33)
Distributions (from capital gains)	—	(0.20)	(0.02)
Total Dividends and Distributions	(0.36)	(0.56)	(0.35)
Net Asset Value, End of Period	$12.16	$12.49	$12.57
Total Return*	0.48%	3.97%	13.56%
Net Assets, End of Period (in thousands)	$46,454	$24,356	$8,156
Average Net Assets for the Period (in thousands)	$36,087	$14,987	$4,251
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.04%(2)	1.24%	1.66%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.04%(3)	1.05%	1.05%
Ratio of Net Investment Income/(Loss)	3.37%(4)	3.13%	3.50%
Portfolio Turnover Rate	39%	26%	78%

* Total return not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) The Ratio of Gross Expenses include a reimbursement of prior period custodian out-of-pocket expenses. The Ratio of Gross Expenses would have been 0.02% higher had the custodian not reimbursed the Fund.

(3) The Ratio of Net Expenses (After Waivers and Expense Offsets) include a reimbursement of prior period custodian out-of-pocket expenses. The Ratio of Net Expenses (After Waivers and Expense Offsets) would have been 0.01% higher had the custodian not reimbursed the Fund.

(4) The Ratio of Net Investment Income/(Loss) include a reimbursement of prior period custodian out-of-pocket expenses. The Ratio of Net Investment Income/(Loss) would have been 0.01% lower had the custodian not reimbursed the Fund.

See Notes to Financial Statements.

22	DECEMBER 31, 2019

Janus Henderson Dividend & Income Builder Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year or period ended June 30	2019	2019	2018	2017(1)
Net Asset Value, Beginning of Period	$13.08	$13.16	$12.91	$12.17
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.16	0.42	0.45	0.40
Net realized and unrealized gain/(loss)	0.74	0.01(3)	0.19	0.73
Total from Investment Operations	0.90	0.43	0.64	1.13
Less Dividends and Distributions:
Dividends (from net investment income)	(0.25)	(0.40)	(0.39)	(0.39)
Distributions (from capital gains)	—	(0.11)	—	—
Total Dividends and Distributions	(0.25)	(0.51)	(0.39)	(0.39)
Net Asset Value, End of Period	$13.73	$13.08	$13.16	$12.91
Total Return*	7.00%	3.48%	4.94%	9.44%
Net Assets, End of Period (in thousands)	$562	$590	$857	$50
Average Net Assets for the Period (in thousands)	$548	$723	$557	$281
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.45%	1.39%	0.99%	1.12%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.85%	0.85%	0.86%	1.06%
Ratio of Net Investment Income/(Loss)	2.41%	3.28%	3.40%	3.58%
Portfolio Turnover Rate	19%	44%	36%	55%

Class S Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year or period ended June 30	2019	2019	2018	2017(4)
Net Asset Value, Beginning of Period	$13.06	$13.17	$12.93	$13.18
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.15	0.43	0.34	0.03
Net realized and unrealized gain/(loss)	0.75	(0.02)	0.25	(0.16)
Total from Investment Operations	0.90	0.41	0.59	(0.13)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.26)	(0.41)	(0.35)	(0.12)
Distributions (from capital gains)	—	(0.11)	—	—
Total Dividends and Distributions	(0.26)	(0.52)	(0.35)	(0.12)
Net Asset Value, End of Period	$13.70	$13.06	$13.17	$12.93
Total Return*	7.01%	3.28%	4.52%	(0.97)%
Net Assets, End of Period (in thousands)	$57	$53	$52	$49
Average Net Assets for the Period (in thousands)	$54	$51	$52	$50
Ratios to Average Net Assets**:
Ratio of Gross Expenses	6.77%	7.11%	2.77%	1.44%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.99%	1.04%	1.21%	1.44%
Ratio of Net Investment Income/(Loss)	2.27%	3.32%	2.56%	3.22%
Portfolio Turnover Rate	19%	44%	36%	55%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from August 1, 2016 through June 30, 2017. The Fund changed its fiscal year end from July 31 to June 30.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) The amount shown does not correlate with the change in the aggregate gains and losses in the Fund’s securities for the year or period due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s securities.

(4) Period from June 5, 2017 (inception date) through June 30, 2017.

See Notes to Financial Statements.

Janus Investment Fund	23

Janus Henderson Dividend & Income Builder Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended July 31	2016(1)
Net Asset Value, Beginning of Period	$11.95
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.28
Net realized and unrealized gain/(loss)	0.17
Total from Investment Operations	0.45
Less Dividends and Distributions:
Dividends (from net investment income)	(0.23)
Total Dividends and Distributions	(0.23)
Net Asset Value, End of Period	$12.17
Total Return*	3.93%
Net Assets, End of Period (in thousands)	$403
Average Net Assets for the Period (in thousands)	$406
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.09%(3)
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.03%(4)
Ratio of Net Investment Income/(Loss)	3.51%(5)
Portfolio Turnover Rate	39%

* Total return not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from November 30, 2015 (inception date) through July 31, 2016.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) The Ratio of Gross Expenses include a reimbursement of prior period custodian out-of-pocket expenses. The Ratio of Gross Expenses would have been 0.02% higher had the custodian not reimbursed the Fund.

(4) The Ratio of Net Expenses (After Waivers and Expense Offsets) include a reimbursement of prior period custodian out-of-pocket expenses. The Ratio of Net Expenses (After Waivers and Expense Offsets) would have been 0.01% higher had the custodian not reimbursed the Fund.

(5) The Ratio of Net Investment Income/(Loss) include a reimbursement of prior period custodian out-of-pocket expenses. The Ratio of Net Investment Income/(Loss) would have been 0.01% lower had the custodian not reimbursed the Fund.

See Notes to Financial Statements.

24	DECEMBER 31, 2019

Janus Henderson Dividend & Income Builder Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year or period ended June 30	2019	2019	2018	2017(1)
Net Asset Value, Beginning of Period	$13.08	$13.16	$12.93	$13.18
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.14	0.43	0.49	0.03
Net realized and unrealized gain/(loss)	0.75	(0.02)	0.11	(0.16)
Total from Investment Operations	0.89	0.41	0.60	(0.13)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.24)	(0.38)	(0.37)	(0.12)
Distributions (from capital gains)	—	(0.11)	—	—
Total Dividends and Distributions	(0.24)	(0.49)	(0.37)	(0.12)
Net Asset Value, End of Period	$13.73	$13.08	$13.16	$12.93
Total Return*	6.88%	3.29%	4.66%	(0.96)%
Net Assets, End of Period (in thousands)	$19,775	$15,553	$9,755	$59
Average Net Assets for the Period (in thousands)	$16,992	$11,844	$3,644	$52
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.17%	1.28%	1.13%	1.20%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.10%	1.10%	1.11%	1.19%
Ratio of Net Investment Income/(Loss)	2.16%	3.36%	3.75%	3.48%
Portfolio Turnover Rate	19%	44%	36%	55%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from June 5, 2017 (inception date) through June 30, 2017.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	25

Janus Henderson Dividend & Income Builder Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Dividend & Income Builder Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 47 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks to provide current income from a portfolio of securities that exceeds the average yield on global stocks, and aims to provide a growing stream of income per share over time. The Fund's secondary objective is to seek to provide long-term capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act.

Pursuant to the Agreement and Plan of Reorganization, the Fund acquired all the assets and liabilities of the Henderson Dividend & Income Builder Fund (the “Predecessor Fund”), a series of Henderson Global Funds, in exchange for Class A, Class C, Class I and Class N Fund shares having an aggregate net asset value equal to the value of the aggregate net assets of the same share class of the Predecessor Fund (except that Class R6 Predecessor Fund shares were exchanged for Class N Fund shares) (the “Reorganization”). The Reorganization occurred at the close of business on June 2, 2017.

The Predecessor Fund and the Fund had identical investment objectives and substantially similar investment policies and principal risks. For financial reporting purposes, the Predecessor Fund’s financial and performance history prior to the Reorganization is carried forward and reflected in the Fund’s financial highlights.

The last fiscal year end of the Predecessor Fund was July 31, 2016. Subsequent to July 31, 2016, the Fund changed its fiscal year end to June 30, 2017, to reflect the fiscal year end of certain funds of the Trust.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares. Class D shares are closed to new investors.

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Funds have adopted an auto-conversion policy pursuant to which Class C Shares that have been held for ten years will be automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the tenth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund will rely on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares. Please contact your financial intermediary for additional information.

Class D Shares are generally no longer being made available to new investors who do not already have a direct account with the Janus Henderson funds. Class D Shares are available only to investors who hold accounts directly with the Janus Henderson funds, to immediate family members or members of the same household of an eligible individual investor, and to existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to,

26	DECEMBER 31, 2019

Janus Henderson Dividend & Income Builder Fund

Notes to Financial Statements (unaudited)

corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, Janus Capital Management LLC (“Janus Capital”), or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Distributors LLC dba Janus Henderson Distributors (“Janus Henderson Distributors”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Janus Investment Fund	27

Janus Henderson Dividend & Income Builder Fund

Notes to Financial Statements (unaudited)

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

28	DECEMBER 31, 2019

Janus Henderson Dividend & Income Builder Fund

Notes to Financial Statements (unaudited)

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

Dividends are declared and distributed quarterly for the fund. Realized capital gains, if any are declared and distributed in December. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Funds’ equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended December 31, 2019 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.

Janus Investment Fund	29

Janus Henderson Dividend & Income Builder Fund

Notes to Financial Statements (unaudited)

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty

30	DECEMBER 31, 2019

Janus Henderson Dividend & Income Builder Fund

Notes to Financial Statements (unaudited)

and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital's ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

3. Other Investments and Strategies

Additional Investment Risk

In the aftermath of the 2007-2008 financial crisis, the financial sector experienced reduced liquidity in credit and other fixed-income markets, and an unusually high degree of volatility, both domestically and internationally. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. For example, the enactment of the Dodd-Frank Act in 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, over-the-counter derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (commonly known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will conclude, or how financial markets will react.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or

Janus Investment Fund	31

Janus Henderson Dividend & Income Builder Fund

Notes to Financial Statements (unaudited)

droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.

The following table presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of December 31, 2019” table located in the Fund’s Schedule of Investments.

32	DECEMBER 31, 2019

Janus Henderson Dividend & Income Builder Fund

Notes to Financial Statements (unaudited)

Offsetting of Financial Liabilities and Derivative Liabilities

Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Liabilities	or Liability(a)	Pledged(b)	Net Amount

BNP Paribas	$113,819	$—	$—	$113,819

(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

The Fund generally does not exchange collateral on its forward foreign currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract's obligation value.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Sovereign Debt

The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.

4. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays Janus Capital Management LLC ("Janus Capital") an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).

Average Daily Net Assets of the Portfolio	Contractual Investment Advisory Fee (%)
First $1 Billion	0.75
Next $1 Billion	0.65
Above $2 Billion	0.55

Janus Investment Fund	33

Janus Henderson Dividend & Income Builder Fund

Notes to Financial Statements (unaudited)

The Fund’s actual investment advisory fee rate for the reporting period was 0.75% of average annual net assets before any applicable waivers.

Janus Capital has entered into a personnel-sharing arrangement with its foreign (non-U.S.) affiliates, Henderson Global Investors Limited, Henderson Global Investors (Japan) Ltd., and Henderson Global Investors (Singapore) Ltd. (collectively, “HGIL”), pursuant to which HGIL and certain employees of HGIL serve as “associated persons” of Janus Capital. In this capacity, such employees of HGIL are subject to the oversight and supervision of Janus Capital and may provide portfolio management, research, and related services to the Fund on behalf of Janus Capital.

Janus Capital has contractually agreed to waive the advisory fee payable by the Fund or reimburse expenses in an amount equal to the amount, if any, that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.84% of the Fund’s average daily net assets. Janus Capital has agreed to continue the waivers until at least October 28, 2020. If applicable, amounts waived and/or reimbursed to the Fund by Janus Capital are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

Janus Services LLC (“Janus Services”), a wholly-owned subsidiary of Janus Capital, is the Fund’s transfer agent. In addition, Janus Services provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Fund. Janus Services is not compensated for its services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Certain, but not all, intermediaries may charge administrative fees (such as networking and omnibus) to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to Janus Services, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between Janus Services and the Fund, Janus Services may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. Janus Capital and its affiliates benefit from an increase in assets that may result from such relationships. The Funds’ Trustees have set limits on fees that the Funds may incur with respect to administrative fees paid for omnibus or networked accounts. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

Effective July 1, 2019, the Board of Trustees of Janus Investment Fund approved a new administrative fee rate for Class D Shares detailed in the table below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

The Fund’s actual Class D administrative fee rate was 0.12% for the reporting period.

Prior to July 1, 2019, the Fund’s Class D Shares paid an administrative services fee at an annual rate of 0.12% of the average daily net assets of Class D Shares for shareholder services provided by Janus Services. Janus Services provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Janus Services receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. Janus Services expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other

34	DECEMBER 31, 2019

Janus Henderson Dividend & Income Builder Fund

Notes to Financial Statements (unaudited)

financial intermediaries for providing these services. Janus Services or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to Class S Shares and Class T Shares of the Fund. Janus Services may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with Janus Capital. For all share classes, Janus Services also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Janus Services is compensated for its services related to the Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, Janus Henderson Distributors, a wholly-owned subsidiary of Janus Capital, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to Janus Henderson Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Payments under the Plan are not tied exclusively to actual 12b-1 distribution and shareholder service expenses, and the payments may exceed 12b-1 distribution and shareholder service expenses actually incurred. If any of the Fund’s actual 12b-1 distribution and shareholder service expenses incurred during a calendar year are less than the payments made during a calendar year, the Fund will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution and shareholder servicing fees” in the Statement of Operations.

Janus Capital serves as administrator to the Fund pursuant to an administration agreement between Janus Capital and the Trust. Under the administration agreement, Janus Capital is obligated to provide or arrange for the provision of certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). In addition, employees of Janus Capital and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of Janus Capital employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by Janus Capital, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services Janus Capital (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of Janus Capital and/or its affiliates, are shared with the Fund. Total compensation of $230,755 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2019. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2019 on the Statement of Assets and Liabilities in the asset, “Non-interested Trustees’ deferred compensation,” and liability, “Non-interested Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and

Janus Investment Fund	35

Janus Henderson Dividend & Income Builder Fund

Notes to Financial Statements (unaudited)

Liabilities. Deferred compensation expenses for the period ended December 31, 2019 are included in “Non-interested Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $236,725 were paid by the Trust to the Trustees under the Deferred Plan during the period ended December 31, 2019.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between Janus Henderson Distributors and financial intermediaries. During the period ended December 31, 2019, Janus Henderson Distributors retained upfront sales charges of $3,267.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to Janus Henderson Distributors during the period ended December 31, 2019.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended December 31, 2019, redeeming shareholders of Class C Shares paid CDSCs of $56.

As of December 31, 2019, shares of the Fund were owned by affiliates of Janus Henderson Investors, and/or other funds advised by Janus Henderson, as indicated in the table below:

Class	% of Class Owned		% of Fund Owned
Class A Shares	-	%*	-	%*
Class C Shares	-*		-*
Class D Shares	1		-*
Class I Shares	-*		-*
Class N Shares	10		-*
Class S Shares	100		-*
Class T Shares	-*		-*

* Less than 0.50%

In addition, other shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with accounting principles generally accepted in the United States of America).

5. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2019 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in passive foreign investment companies.

36	DECEMBER 31, 2019

Janus Henderson Dividend & Income Builder Fund

Notes to Financial Statements (unaudited)

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 163,063,201	$26,818,969	$ (7,494,017)	$ 19,324,952

Information on the tax components of derivatives as of December 31, 2019 is as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ -	$ -	$ (113,819)	$ (113,819)

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

Janus Investment Fund	37

Janus Henderson Dividend & Income Builder Fund

Notes to Financial Statements (unaudited)

6. Capital Share Transactions

	Period ended December 31, 2019		Year ended June 30, 2019
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	410,651	$ 5,496,854	1,022,495	$ 12,663,708
Reinvested dividends and distributions	42,899	566,046	86,181	1,092,546
Shares repurchased	(272,247)	(3,555,277)	(867,473)	(11,028,649)
Net Increase/(Decrease)	181,303	$ 2,507,623	241,203	$ 2,727,605
Class C Shares:
Shares sold	184,998	$ 2,438,695	1,204,757	$ 14,674,503
Reinvested dividends and distributions	29,155	377,663	72,247	899,454
Shares repurchased	(427,255)	(5,538,384)	(1,166,761)	(14,471,083)
Net Increase/(Decrease)	(213,102)	$(2,722,026)	110,243	$ 1,102,874
Class D Shares:
Shares sold	68,779	$ 904,016	139,077	$ 1,786,045
Reinvested dividends and distributions	9,425	124,463	21,661	274,254
Shares repurchased	(61,587)	(806,080)	(247,325)	(3,153,442)
Net Increase/(Decrease)	16,617	$ 222,399	(86,587)	$ (1,093,143)
Class I Shares:
Shares sold	647,482	$ 8,572,922	3,271,613	$ 41,374,220
Reinvested dividends and distributions	118,667	1,569,165	304,325	3,847,392
Shares repurchased	(1,050,820)	(13,779,650)	(4,474,454)	(56,219,233)
Net Increase/(Decrease)	(284,671)	$(3,637,563)	(898,516)	$(10,997,621)
Class N Shares:
Shares sold	915	$ 12,016	6,842	$ 88,436
Reinvested dividends and distributions	798	10,534	2,249	28,404
Shares repurchased	(5,912)	(77,721)	(29,135)	(365,274)
Net Increase/(Decrease)	(4,199)	$ (55,171)	(20,044)	$ (248,434)
Class S Shares:
Shares sold	-	$ -	-	$ -
Reinvested dividends and distributions	82	1,080	162	2,044
Shares repurchased	-	-	-	-
Net Increase/(Decrease)	82	$ 1,080	162	$ 2,044
Class T Shares:
Shares sold	323,356	$ 4,247,127	840,389	$ 10,797,977
Reinvested dividends and distributions	23,825	314,513	36,437	461,288
Shares repurchased	(96,428)	(1,261,535)	(428,900)	(5,547,738)
Net Increase/(Decrease)	250,753	$ 3,300,105	447,926	$ 5,711,527

7. Purchases and Sales of Investment Securities

For the period ended December 31, 2019, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$32,376,072	$ 30,567,667	$ -	$ 1,058,867

8. Recent Accounting Pronouncements

The FASB issued Accounting Standards Update No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities ("ASU 2017-08") to amend the

38	DECEMBER 31, 2019

Janus Henderson Dividend & Income Builder Fund

Notes to Financial Statements (unaudited)

amortization period for certain purchased callable debt securities held at a premium. The guidance requires certain premiums on callable debt securities to be amortized to the earliest call date. The amortization period for callable debt securities purchased at a discount will not be impacted. The amendments are effective for fiscal years and interim periods within those fiscal years, beginning after December 15, 2018. Management has adopted the amendments as of the beginning of this fiscal period.

The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) in August 2018. The new guidance removes, modifies and enhances the disclosures to Topic 820. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. An entity is permitted, and Management has decided, to early adopt the removed and modified disclosures in these financial statements.

9. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2019 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

Janus Investment Fund	39

Janus Henderson Dividend & Income Builder Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund is required to disclose its complete holdings as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Fund shareholders. Historically, the Fund filed its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters each fiscal year on Form N-Q. The Fund’s Form N-PORT and Form N-Q filings: (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series, each of whom serves as an “independent” Trustee (the “Trustees”), oversee the management of each Portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each Fund of Janus Investment Fund (together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreements for the Janus Henderson Funds that utilize subadvisers.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Capital and the respective subadvisers in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At a meeting held on December 5, 2019, based on the Trustees’ evaluation of the information provided by Janus Capital, the subadvisers, and the independent fee consultant, as well as other information, the Trustees determined that the overall arrangements between each Janus Henderson Fund and Janus Capital and each subadviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by Janus Capital, its affiliates and the subadvisers, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund, and the subadvisory agreement for each subadvised Janus Henderson Fund, for the period from February 1, 2020 through February 1, 2021, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

40	DECEMBER 31, 2019

Janus Henderson Dividend & Income Builder Fund

Additional Information (unaudited)

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent and quality of the services provided by Janus Capital and the subadvisers to the Janus Henderson Funds, taking into account the investment objective, strategies and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of Janus Capital and each subadviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by Janus Capital or the subadvisers, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered Janus Capital’s role as administrator to the Janus Henderson Funds, noting that Janus Capital generally, does not receive a fee for its services but is reimbursed for its out-of-pocket costs. The Trustees considered the role of Janus Capital in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that Janus Capital provides a number of different services for the Janus Henderson Funds and fund shareholders, ranging from investment management services to various other servicing functions, and that, in its view, Janus Capital is a capable provider of those services. The independent fee consultant also provided its belief that Janus Capital has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent and quality of the services provided by Janus Capital or the subadviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory and subadvisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that Janus Capital and each subadviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable funds and peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, the independent fee consultant found that the overall Janus Henderson Funds’ performance has been reasonable: for the 36 months ended September 30, 2019, approximately 69% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar, and for the 12 months ended September 30, 2019, approximately 71% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar.

The Trustees considered the performance of each Fund, noting that performance may vary by share class, and noted the following:

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

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Janus Henderson Dividend & Income Builder Fund

Additional Information (unaudited)

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Developed World Bond Fund, the Trustees noted the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12

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Additional Information (unaudited)

months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson International Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson International Small Cap Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and its limited performance history.

• For Janus Henderson International Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital and Perkins had taken or were taking to improve performance, and that the performance trend was improving

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

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Additional Information (unaudited)

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson U.S. Growth Opportunities Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital and Geneva had taken or were taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

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Additional Information (unaudited)

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital and Intech had taken or were taking to improve performance, and that the performance trend was improving.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital and Perkins had taken or were taking to improve performance, and that the performance trend was improving.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory and subadvisory agreement(s).

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant and noted that the rate of management fees (investment advisory and any administration but excluding out-of-pocket costs) for many of the Janus Henderson Funds, after applicable waivers, was below the average management fee rate of the respective peer group of funds selected by an independent data provider. The Trustees also examined information regarding the subadvisory fees charged for subadvisory services, as applicable, noting that all such fees were paid by Janus Capital out of its management fees collected from such Janus Henderson Fund.

The independent fee consultant provided its belief that the management fees charged by Janus Capital to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by Janus Capital. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of their respective Broadridge Expense Group

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Additional Information (unaudited)

peers; and (3) and the management fees for the Janus Henderson Funds, on average, were 7% under the average management fees for their Expense Groups. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group peers and to average total expenses for its Broadridge Expense Universe.

For certain Janus Henderson Funds, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable in light of performance trends, performance histories, and existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by Janus Capital and each subadviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by Janus Capital and each subadviser to comparable separate account clients and to comparable non-affiliated funds subadvised by Janus Capital or by a subadviser (for which Janus Capital or the subadviser provides only or primarily portfolio management services). Although in most instances subadvisory and separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that Janus Capital noted that, under the terms of the management agreements with the Janus Henderson Funds, Janus Capital performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, trustee support, regulatory compliance and numerous other services, and that, in serving the Janus Henderson Funds, Janus Capital assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, they noted that the independent fee consultant found that: (1) the management fees Janus Capital charges to the Janus Henderson Funds are reasonable in relation to the management fees Janus Capital charges to funds subadvised by Janus Capital and to the fees Janus Capital charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs; and (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged to Janus Henderson subadvised fund and separate account investors; (4) 11 of 12 Janus Henderson Funds have lower management fees than similar funds subadvised by Janus Capital; and (5) six of nine Janus Henderson Funds have lower management fees than similar separate accounts managed by Janus Capital.

The Trustees considered the fees for each Fund for its fiscal year ended in 2018, and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”):

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

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Additional Information (unaudited)

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

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Additional Information (unaudited)

• For Janus Henderson Global Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable.

• For Janus Henderson International Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson International Small Cap Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for both share classes.

• For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

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Additional Information (unaudited)

• For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson U.S. Growth Opportunities Fund, that Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that, although the Fund’s expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

The Trustees reviewed information on the overall profitability to Janus Capital and its affiliates of their relationship with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses, and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to Janus Capital from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether Janus Capital and each subadviser receive adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is

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Additional Information (unaudited)

necessarily a product of the allocation methodology utilized by Janus Capital to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found that (1) the expense allocation methodology and rationales utilized by Janus Capital were reasonable and (2) no clear correlation between expense allocations and operating margins. The Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that Janus Capital’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to Janus Capital and its affiliates, as well as the fees paid by Janus Capital to the subadvisers of subadvised Janus Henderson Funds, were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees Janus Capital and the subadvisers charge to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by Janus Capital and any subadviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by Janus Capital.

Economies of Scale

The Trustees considered information about the potential for Janus Capital to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in November 2019 which provided its research and analysis into economies of scale. They also noted that, although many Janus Henderson Funds pay advisory fees at a base fixed rate as a percentage of net assets, without any breakpoints or performance fees, their independent fee consultant concluded that 64% of these Janus Henderson Funds’ share classes have contractual management fees (gross of waivers) below their Broadridge expense group averages. They also noted the following: (1) that for those Janus Henderson Funds whose expenses are being reduced by the contractual expense limitations of Janus Capital, Janus Capital is subsidizing certain of these Janus Henderson Funds because they have not reached adequate scale; (2) as the assets of some of the Janus Henderson Funds have declined in the past few years, certain Janus Henderson Funds have benefited from having advisory fee rates that have remained constant rather than increasing as assets declined; (3) performance fee structures have been implemented for various Janus Henderson Funds that have caused the effective rate of advisory fees payable by such a Janus Henderson Fund to vary depending on the investment performance of the Janus Henderson Fund relative to its benchmark index over the measurement period; and (4) a few Janus Henderson Funds have fee schedules with breakpoints and reduced fee rates above certain asset levels. The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

The Trustees also considered the independent fee consultant’s conclusion that, given the limitations of various analytical approaches to economies of scale and their conflicting results, it is difficult to analytically confirm or deny the existence of economies of scale in the Janus Henderson complex. In this regard, the independent consultant concluded that (1) to the extent there were economies of scale at Janus Capital, Janus Capital’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds which have not yet achieved those economies and (2) by setting lower fixed fees from the start on these Janus Henderson Funds, Janus Capital appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any scale economies that may exist. Further, the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at Janus Capital.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between Janus Capital and the Janus

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Janus Henderson Dividend & Income Builder Fund

Additional Information (unaudited)

Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

Other Benefits to Janus Capital

The Trustees also considered benefits that accrue to Janus Capital and its affiliates and subadvisers to the Janus Henderson Funds from their relationships with the Janus Henderson Funds. They recognized that two affiliates of Janus Capital separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market funds for services provided, and that such compensation contributes to the overall profitability of Janus Capital and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered Janus Capital’s past and proposed use of commissions paid by the Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of Janus Capital and/or Janus Capital, and/or a subadviser to a Janus Henderson Fund. The Trustees concluded that Janus Capital’s and the subadvisers’ use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit each Janus Henderson Fund. The Trustees also concluded that, other than the services provided by Janus Capital and its affiliates and subadvisers pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and Janus Capital and the subadvisers may potentially benefit from their relationship with each other in other ways. They concluded that Janus Capital and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by Janus Capital and its affiliates. They also concluded that Janus Capital and/or the subadvisers benefit from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from Janus Capital’s and/or the subadvisers’ receipt of those products and services as well as research products and services acquired through commissions paid by other clients of Janus Capital and/or other clients of the subadvisers. They further concluded that the success of any Janus Henderson Fund could attract other business to Janus Capital, the subadvisers or other Janus Henderson funds, and that the success of Janus Capital and the subadvisers could enhance Janus Capital’s and the subadvisers’ ability to serve the Janus Henderson Funds.

Approval of an Amended and Restated Investment Advisory Agreement for Janus Henderson Small-Mid Cap Value Fund (formerly, Janus Henderson Select Value Fund)

Janus Capital Management LLC (“Janus Capital”) met with the Trustees, each of whom serves as an “independent” Trustee (the “Trustees”), on December 5, 2018 and March 14, 2019, to discuss the Amended and Restated Investment Advisory Agreement (the “Amended Advisory Agreement”) for Janus Henderson Small-Mid Cap Value Fund (formerly, Janus Henderson Select Value Fund) (“Small-Mid Cap Value Fund”) and other matters related to investment strategy changes to shift the market capitalization focus of Small-Mid Cap Value Fund (the “Strategy Change”). At these meetings, the Trustees discussed the Amended Advisory Agreement and the Strategy Change with their independent counsel, separately from management. During the course of the meetings, the Trustees requested and considered such information as they deemed relevant to their deliberations. At the meeting held on March 14, 2019, the Trustees, upon the recommendation of Janus Capital, voted unanimously to approve the Amended Advisory Agreement for Small-Mid Cap Value Fund, and recommended that the Amended Advisory Agreement be submitted to shareholders for approval. The Trustees also approved matters related to the Strategy Change, effective upon approval of the Amended Advisory Agreement by the Fund’s shareholders.

In determining whether to approve the Amended Advisory Agreement, the Trustees noted their most recent consideration of Small-Mid Cap Value Fund’s current advisory agreement (the “Current Advisory Agreement”) as part of the Trustees’ annual review and consideration of whether to continue the investment advisory agreement and sub-advisory agreement, as applicable, for each Janus Henderson fund, including Small-Mid Cap Value Fund (the “Annual Review”). The Trustees noted that in connection with the Annual Review: (i) the Trustees received and reviewed information provided by Janus Capital and each sub-adviser, including Perkins Investment Management LLC (“Perkins”), in response to requests of the Trustees and their independent legal counsel, and also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant; and (ii) throughout the Annual Review, the Trustees were advised by their independent legal counsel. The Trustees also noted that based on the Trustees’ evaluation of the information provided by Janus Capital, Perkins, and the independent fee consultant, as well as other information, the Trustees determined that the overall arrangements between Small-Mid Cap

Janus Investment Fund	51

Janus Henderson Dividend & Income Builder Fund

Additional Information (unaudited)

Value Fund and Janus Capital and Perkins were fair and reasonable in light of the nature, extent and quality of the services provided by Janus Capital, its affiliates and Perkins, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and the Trustees unanimously approved the continuation of the Current Advisory Agreement for another year.

In considering the Amended Advisory Agreement, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the Amended Advisory Agreement are discussed separately below.

• The Trustees determined that the terms of the Amended Advisory Agreement are substantially similar to those of the Current Advisory Agreement, which the Trustees recently reviewed as part of the Annual Review, and the material changes made to the Amended Advisory Agreement address the proposed change to the benchmark index and the description of the period used for calculating the performance fee in order to allow for continuity of the fee based on Small-Mid Cap Value Fund’s historical performance over a 36-month measurement period.

• As part of the Strategy Change, Small-Mid Cap Value Fund will focus its investments on common stocks of companies that are small- and mid-capitalization stocks. The Trustees determined that the proposed benchmark index, the Russell 2500TM Value Index, is more closely aligned with a small- and mid-cap stock focus than Small-Mid Cap Value Fund’s current benchmark index, the Russell 3000® Value Index.

• Under the Amended Advisory Agreement, the structure of the performance fee was not changing, other than to utilize a different benchmark and performance calculation period to implement the new benchmark over time, and that this structure had been implemented initially for Small-Mid Cap Value Fund based on analysis provided by the independent fee consultant. The Trustees considered the information provided by Janus Capital in this regard, and noted Janus Capital’s belief that this performance fee structure remained reasonable and appropriate for Small-Mid Cap Value Fund. The Trustees concluded that this performance fee structure was reasonable for Small-Mid Cap Value Fund as proposed, and also determined to seek further analysis from their independent fee consultant with respect to this matter. In this regard, Janus Capital agreed to consider further revisions to the proposed performance fee structure should that be needed based on the additional analysis provided.

• As part of the Strategy Change, Perkins will continue to provide sub-advisory services to Small-Mid Cap Value Fund, but will utilize new portfolio managers to implement Small-Mid Cap Value Fund’s focus on common stocks of companies that are small- and mid-capitalization stocks. In this regard, the Trustees noted the information provided by Janus Capital with respect to the qualifications and experience of the new portfolio managers implementing investment strategies similar to the one to be utilized by Small-Mid Cap Value Fund, and also noted that Perkins and the new portfolio managers provide sub-advisory services to other Janus Henderson funds the Trustees oversee.

• The information provided by Janus Capital with respect to (i) the impact of the Amended Advisory Agreement on the potential advisory fees to be paid by Small-Mid Cap Value Fund going forward; and (ii) the potential transaction costs and capital gains to be incurred by Small-Mid Cap Value Fund as part of the efforts to reposition Small-Mid Cap Value Fund’s portfolio to focus its investments on common stocks of companies that are small- and mid-capitalization stocks. In this regard, the Trustees noted that Small-Mid Cap Value Fund’s operating costs were not expected otherwise to materially change under the Amended Advisory Agreement.

• Janus Capital’s reasons for seeking to implement the Strategy Change, including Janus Capital’s belief that current marketplace demands for a small and mid-cap strategy, combined with Perkins’ experience in managing small- and mid-cap stocks, will provide greater opportunity for Small-Mid Cap Value Fund to grow over the long-term, and that the Strategy Change is designed to create asset growth through increased sales for Small-Mid Cap Value Fund, potentially resulting in increased operational efficiencies for Small-Mid Cap Value Fund.

• Janus Capital will pay the fees and expenses related to seeking shareholder approval of the Amended Advisory Agreement, including the costs related to the preparation and distribution of proxy materials, and all other costs incurred in connection with the solicitation of proxies.

After discussion, the Trustees determined that the overall arrangements between Small-Mid Cap Value Fund, Janus Capital, and Perkins under the Amended Advisory Agreement would continue to be fair and reasonable in light of the

52	DECEMBER 31, 2019

Janus Henderson Dividend & Income Builder Fund

Additional Information (unaudited)

nature, extent, and quality of the services expected to be provided by Janus Capital, its affiliates, and Perkins following the Strategy Change.

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Janus Henderson Dividend & Income Builder Fund

Useful Information About Your Fund Report (unaudited)

Management Commentary

The Management Commentary in this report includes valuable insight as well as statistical information to help you understand how your Fund’s performance and characteristics stack up against those of comparable indices.

If the Fund invests in foreign securities, this report may include information about country exposure. Country exposure is based primarily on the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived.

Please keep in mind that the opinions expressed in the Management Commentary are just that: opinions. They are a reflection based on best judgment at the time this report was compiled, which was December 31, 2019. As the investing environment changes, so could opinions. These views are unique and are not necessarily shared by fellow employees or by Janus Henderson in general.

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of Janus Capital and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Barclays and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

54	DECEMBER 31, 2019

Janus Henderson Dividend & Income Builder Fund

Useful Information About Your Fund Report (unaudited)

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected. If you compare the Fund’s “Net Decrease from Dividends and Distributions” to “Reinvested Dividends and Distributions,” you will notice that dividends and distributions have little effect on the Fund’s net assets. This is because the majority of the Fund’s investors reinvest their dividends and/or distributions.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the

Janus Investment Fund	55

Janus Henderson Dividend & Income Builder Fund

Useful Information About Your Fund Report (unaudited)

total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

56	DECEMBER 31, 2019

Janus Henderson Dividend & Income Builder Fund

Notes

NotesPage1

Janus Investment Fund	57

Knowledge. Shared

At Janus Henderson, we believe in the sharing of expert insight for better investment and business decisions. We call this ethos Knowledge. Shared.

Learn more by visiting janushenderson.com.

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson, Janus, Henderson, Perkins, Intech and Knowledge. Shared are trademarks of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.

Janus Henderson Distributors

125-24-93075 02-20

SEMIANNUAL REPORT December 31, 2019

Janus Henderson Emerging Markets Managed Volatility Fund

Janus Investment Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by contacting a Janus Henderson representative. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by visiting janushenderson.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you do not invest directly with the Fund, you should contact your plan sponsor, broker-dealer, or financial intermediary, to request to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-525-3713 to let the Fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Janus Henderson mutual funds where held (i.e., all Janus Henderson mutual funds held in your account if you invest through your financial intermediary or all Janus Henderson mutual funds held with the fund complex if you invest directly with a fund).

HIGHLIGHTS • Portfolio management perspective • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Emerging Markets Managed Volatility Fund

Janus Henderson Emerging Markets Managed Volatility Fund (unaudited)

FUND SNAPSHOT

This emerging markets equity fund seeks smaller drawdowns and a smoother ride over time by balancing downside mitigation with upside participation for any market environment. The Fund employs a systematic “dynamic beta” investment approach designed to adjust to changing risk environments, seeking up to 45% less volatility versus the MSCI Emerging Markets IndexSM.

sub-advised by Intech Investment Management LLC

PERFORMANCE OVERVIEW

For the six-month period endied December 31, 2019, Janus Henderson Emerging Markets Managed Volatility Fund returned 2.47% for its Class I Shares. This compares to the 7.09% return posted by the MSCI Emerging Markets Index, the Fund’s benchmark.

INVESTMENT STRATEGY

Intech’s mathematical investment process is designed to determine potentially more efficient equity weightings of the securities in the benchmark index, utilizing a specific mathematical optimization and disciplined rebalancing routine. Rather than trying to predict the future direction of stock prices, the process seeks to use the volatility and correlation characteristics of stocks to construct portfolios.

The investment process begins with the stocks in the MSCI Emerging Markets Index. Intech’s investment process aims to capture stocks’ natural volatility through a rebalancing mechanism based on estimates of relative volatility and correlation in order to outperform the benchmark index over the long term. Within specific risk constraints, the investment process will tend to favor stocks with higher relative volatility and lower correlation as they offer more potential to capture volatility through periodic rebalancing. Once the target proportions are determined and the portfolio is constructed, it is then rebalanced to those target proportions and re-optimized on a periodic basis. The Janus Henderson Emerging Markets Managed Volatility Fund focuses on seeking an excess return above the benchmark, while also reducing or managing the standard deviation of the portfolio depending on the market conditions, a strategy designed to manage the absolute risk of the portfolio.

PERFORMANCE REVIEW

Emerging markets advanced by about 7% over the past six months, and despite outperforming in the fourth quarter, lagged their developed market counterparts overall during the period. Defensive segments of the market tended to lag on average during the period in what was a strong equity market environment overall.

The Fund’s defensive positioning acted as a headwind to relative performance during the period. More specifically, an average underweight to higher beta stocks was a detractor as higher beta stocks strongly outperformed lower beta stocks and the overall broad market in the risk on environment during the period.

The Fund’s overall active sector positioning detracted from relative performance during the period. In particular, an average underweight to information technology, which was the strongest-performing sector during the period, as well as average overweights to the defensive utilities and consumer staples sectors, detracted from relative performance.

OUTLOOK

Because Intech does not conduct traditional economic or fundamental analysis, Intech has no view on individual stocks, sectors, economic, or market conditions.

Managing downside exposure potentially allows for returns to compound and improve risk-adjusted returns over time. Over the long term, we believe that by reducing risk when market volatility increases and behaving like a core equity fund when market volatility is low, the Fund will achieve its investment objective of producing an excess return over the benchmark with lower absolute risk. Going forward, we will continue building portfolios in a disciplined and deliberate manner, with risk management remaining the hallmark of our investment process. As Intech’s ongoing research efforts yield modest improvements, we will continue implementing changes that we believe are likely to improve the long-term results for our fund shareholders.

Thank you for your investment in Janus Henderson Emerging Markets Managed Volatility Fund

Janus Investment Fund	1

Janus Henderson Emerging Markets Managed Volatility Fund (unaudited)

Fund At A Glance

December 31, 2019

5 Largest Equity Holdings - (% of Net Assets)
Chunghwa Telecom Co Ltd
Diversified Telecommunication Services	4.3%
Taiwan Mobile Co Ltd
Wireless Telecommunication Services	3.0%
Guangdong Investment Ltd
Water Utilities	2.7%
Public Bank Bhd
Banks	2.2%
Far EasTone Telecommunications Co Ltd
Wireless Telecommunication Services	2.1%
14.3%

Asset Allocation - (% of Net Assets)
Common Stocks	97.8%
Investment Companies	1.7%
Preferred Stocks	1.1%
Warrants	0.0%
Rights	0.0%
Corporate Bonds	0.0%
Other	(0.6)%
100.0%

Emerging markets comprised 98.8% of total net assets.

Top Country Allocations - Long Positions - (% of Investment Securities)
As of December 31, 2019	As of June 30, 2019

2	DECEMBER 31, 2019

Janus Henderson Emerging Markets Managed Volatility Fund (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended December 31, 2019					Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Since Inception*	Total Annual Fund Operating Expenses‡	Net Annual Fund Operating Expenses‡
Class A Shares at NAV	2.22%	8.66%	4.69%	5.03%	6.70%	1.28%
Class A Shares at MOP	-3.66%	2.41%	3.46%	3.80%
Class C Shares at NAV	2.34%	9.47%	4.22%	4.56%	11.41%	1.87%
Class C Shares at CDSC	1.34%	8.47%	4.22%	4.56%
Class D Shares(1)	2.34%	9.19%	4.89%	5.22%	5.63%	1.03%
Class I Shares	2.47%	9.10%	4.97%	5.30%	8.15%	1.00%
Class N Shares	2.35%	9.20%	1.02%	1.17%	5.63%	0.86%
Class S Shares	2.29%	9.22%	4.70%	5.04%	10.92%	1.37%
Class T Shares	2.25%	9.09%	4.87%	5.21%	6.61%	1.12%
MSCI Emerging Markets Index	7.09%	18.42%	5.61%	6.46%
Morningstar Quartile - Class I Shares	-	4th	3rd	3rd
Morningstar Ranking - based on total returns for Diversified Emerging Markets Funds	-	804/845	383/676	402/677

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Net expense ratios reflect the expense waiver, if any, contractually agreed to through October 28, 2020.

Janus Investment Fund	3

Janus Henderson Emerging Markets Managed Volatility Fund (unaudited)

Performance

Performance may be affected by risks that include those associated with non-diversification, portfolio turnover, short sales, potential conflicts of interest, foreign and emerging markets, initial public offerings (IPOs), high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), derivatives, and commodity-linked investments. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

Intech's focus on managed volatility may keep the Fund from achieving excess returns over its index. The strategy may underperform during certain periods of up markets, and may not achieve the desired level of protection in down markets.

The Fund will normally invest at least 80% of its net assets, measured at the time of purchase, in the type of securities described by its name.

Returns include reinvestment of all dividends and distributionsand do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Class N Shares commenced operations on August 4, 2017. Performance shown for periods prior to August 4, 2017 reflects the performance of the Fund’s Class I Shares, calculated using the fees and expenses of Class N Shares, without the effect of any fee and expense limitations or waivers.

If Class N Shares of the Fund had been available during periods prior to August 4, 2017, the performance shown may have been different. The performance shown for periods following the Fund’s commencement Class N Shares reflects the fees and expenses of Class N Shares, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2019 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

*The Fund’s inception date – December 17, 2014

‡ As stated in the prospectus. See Financial Highlights for actual expense ratios during the reporting period.

(1) Closed to certain new investors.

4	DECEMBER 31, 2019

Janus Henderson Emerging Markets Managed Volatility Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/19)	Ending Account Value (12/31/19)	Expenses Paid During Period (7/1/19 - 12/31/19)†	Beginning Account Value (7/1/19)	Ending Account Value (12/31/19)	Expenses Paid During Period (7/1/19 - 12/31/19)†	Net Annualized Expense Ratio (7/1/19 - 12/31/19)
Class A Shares	$1,000.00	$1,022.20	$7.22	$1,000.00	$1,018.00	$7.20	1.42%
Class C Shares	$1,000.00	$1,023.40	$5.49	$1,000.00	$1,019.71	$5.48	1.08%
Class D Shares	$1,000.00	$1,023.40	$6.05	$1,000.00	$1,019.15	$6.04	1.19%
Class I Shares	$1,000.00	$1,024.70	$4.78	$1,000.00	$1,020.41	$4.77	0.94%
Class N Shares	$1,000.00	$1,023.50	$5.29	$1,000.00	$1,019.91	$5.28	1.04%
Class S Shares	$1,000.00	$1,022.90	$6.00	$1,000.00	$1,019.20	$5.99	1.18%
Class T Shares	$1,000.00	$1,022.50	$6.46	$1,000.00	$1,018.75	$6.44	1.27%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

Janus Investment Fund	5

Janus Henderson Emerging Markets Managed Volatility Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts			Value
Corporate Bonds – 0%
Consumer Non-Cyclical – 0%
Britannia Industries Ltd, 8.0000%, 8/28/22 (cost $1)	100	INR	$1
Common Stocks – 97.8%
Aerospace & Defense – 0%
Korea Aerospace Industries Ltd*	73		2,150
Air Freight & Logistics – 0.1%
ZTO Express Cayman Inc	287		6,701
Airlines – 0.6%
InterGlobe Aviation Ltd (144A)	2,266		42,340
Auto Components – 0.1%
Cheng Shin Rubber Industry Co Ltd	5,000		6,972
Automobiles – 1.3%
Bajaj Auto Ltd	271		12,094
Hero MotoCorp Ltd	190		6,504
Kia Motors Corp*	1,915		73,367
Maruti Suzuki India Ltd	37		3,820
			95,785
Banks – 16.5%
Abu Dhabi Commercial Bank PJSC	19,932		42,981
Al Rajhi Bank	151		2,633
Alinma Bank	495		3,345
Banco de Chile	439,676		46,630
Bank AlBilad	196		1,406
Bank Central Asia Tbk PT	27,600		66,465
Banque Saudi Fransi	20		202
BDO Unibank Inc	3,160		9,860
Chang Hwa Commercial Bank Ltd	29,262		22,160
Commercial Bank PQSC	13,778		17,790
CTBC Financial Holding Co Ltd	5,000		3,736
Dubai Islamic Bank PJSC	66,299		99,463
E.Sun Financial Holding Co Ltd	71,050		66,132
First Abu Dhabi Bank PJSC	23,884		98,585
First Financial Holding Co Ltd	141,443		111,833
Hua Nan Financial Holdings Co Ltd	68,816		50,507
ICICI Bank Ltd	4,337		32,748
Komercni banka as	263		9,628
Krung Thai Bank PCL	10,400		5,695
Malayan Banking Bhd	36,200		76,490
Masraf Al Rayan QSC	13,370		14,545
Mega Financial Holding Co Ltd	19,000		19,396
Metropolitan Bank & Trust Co	1,152		1,508
OTP Bank Nyrt	37		1,937
Postal Savings Bank of China Co Ltd (144A)	11,000		7,482
Public Bank Bhd	32,700		155,463
Qatar International Islamic Bank QSC	2,318		6,164
Qatar Islamic Bank SAQ	11,430		48,138
RHB Bank Bhd	4,800		6,785
Riyad Bank	27		173
Shanghai Commercial & Savings Bank Ltd	4,000		6,939
SinoPac Financial Holdings Co Ltd	29,500		12,794
Taishin Financial Holding Co Ltd	33,000		15,963
Taiwan Business Bank	16,000		6,726
Taiwan Cooperative Financial Holding Co Ltd	156,575		108,388
			1,180,690
Beverages – 1.3%
Arca Continental SAB de CV	2,100		11,107
China Resources Beer Holdings Co Ltd	8,000		44,252
Coca-Cola Femsa SAB de CV	200		1,215
Fomento Economico Mexicano SAB de CV	2,800		26,465

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6	DECEMBER 31, 2019

Janus Henderson Emerging Markets Managed Volatility Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Common Stocks – (continued)
Beverages – (continued)
United Spirits Ltd*	800	$6,720
		89,759
Capital Markets – 0.7%
Banco BTG Pactual SA	600	11,357
HDFC Asset Management Co Ltd (144A)	207	9,280
Reinet Investments SCA	1,088	21,568
Yuanta Financial Holding Co Ltd	7,000	4,717
		46,922
Chemicals – 1.7%
Asian Paints Ltd	949	23,734
Barito Pacific Tbk PT*	63,900	6,952
Mesaieed Petrochemical Holding Co	28,090	19,370
Petronas Chemicals Group Bhd	33,900	60,935
Saudi Arabian Fertilizer Co	447	9,236
		120,227
Communications Equipment – 0.1%
Accton Technology Corp	1,000	5,605
Construction Materials – 0.1%
China Resources Cement Holdings Ltd	2,000	2,546
Taiwan Cement Corp	4,000	5,832
		8,378
Consumer Finance – 0.2%
Bajaj Finance Ltd	276	16,376
Diversified Consumer Services – 0.1%
New Oriental Education & Technology Group Inc (ADR)*	42	5,093
Diversified Financial Services – 0%
Ayala Corp	30	465
Diversified Telecommunication Services – 5.6%
China Telecom Corp Ltd	10,000	4,120
Chunghwa Telecom Co Ltd	83,000	304,587
Emirates Telecommunications Group Co PJSC	14,865	66,214
Hellenic Telecommunications Organization SA	139	2,223
Saudi Telecom Co	280	7,599
Telekomunikasi Indonesia Persero Tbk PT	56,000	16,017
True Corp PCL	12,900	1,981
		402,741
Electric Utilities – 2.3%
CEZ AS	848	19,068
Enel Americas SA	8,524	1,894
Energisa SA	1,000	13,309
Equatorial Energia SA	10,000	56,663
Power Grid Corp of India Ltd	20,496	54,635
Saudi Electricity Co	2,371	12,782
Tenaga Nasional Bhd	1,400	4,540
		162,891
Electrical Equipment – 0%
WEG SA	300	2,585
Electronic Equipment, Instruments & Components – 0.2%
Foxconn Technology Co Ltd	1,000	2,209
Hon Hai Precision Industry Co Ltd	1,000	3,029
Samsung Electro-Mechanics Co Ltd*	20	2,162
Sunny Optical Technology Group Co Ltd	200	3,463
Zhen Ding Technology Holding Ltd	1,000	4,771
		15,634
Energy Equipment & Services – 0.6%
China Oilfield Services Ltd	10,000	15,683
Dialog Group Bhd	31,200	26,324
		42,007

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Emerging Markets Managed Volatility Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Common Stocks – (continued)
Entertainment – 0.2%
CD Projekt SA	51	$3,759
NCSoft Corp*	17	7,954
		11,713
Equity Real Estate Investment Trusts (REITs) – 0.4%
Fibra Uno Administracion SA de CV	20,000	30,989
Food & Staples Retailing – 3.2%
Avenue Supermarts Ltd (144A)*	816	21,018
Berli Jucker PCL	1,900	2,664
BIM Birlesik Magazalar AS	3,897	30,617
CP ALL PCL	45,200	109,037
President Chain Store Corp	1,000	10,142
Raia Drogasil SA	400	11,103
Sun Art Retail Group Ltd	4,500	5,458
Wal-Mart de Mexico SAB de CV	6,400	18,333
X5 Retail Group NV (GDR) (REG)	637	21,976
		230,348
Food Products – 8.2%
Almarai Co JSC	257	3,392
BRF SA*	900	7,877
Charoen Pokphand Foods PCL	8,300	7,621
Charoen Pokphand Indonesia Tbk PT	8,500	3,981
China Mengniu Dairy Co Ltd*	2,000	8,085
Gruma SAB de CV	3,845	39,487
Indofood CBP Sukses Makmur Tbk PT	34,800	27,955
Indofood Sukses Makmur Tbk PT	19,500	11,134
IOI Corp Bhd	39,600	44,646
JBS SA	22,400	143,690
Kuala Lumpur Kepong Bhd	14,200	86,124
Nestle India Ltd	75	15,537
Nestle Malaysia Bhd	700	25,165
Orion Corp/Republic of Korea*	86	7,847
PPB Group Bhd	22,020	101,457
Uni-President Enterprises Corp	3,000	7,426
Yihai International Holding Ltd*	8,000	46,921
		588,345
Gas Utilities – 3.8%
China Gas Holdings Ltd	20,800	77,949
China Resources Gas Group Ltd	24,000	131,831
ENN Energy Holdings Ltd	5,000	54,641
Infraestructura Energetica Nova SAB de CV	1,500	7,057
		271,478
Health Care Equipment & Supplies – 0.1%
Shandong Weigao Group Medical Polymer Co Ltd	8,000	9,590
Health Care Providers & Services – 1.9%
Bangkok Dusit Medical Services PCL	70,600	61,288
Hapvida Participacoes E Investimentos SA (144A)	400	6,355
IHH Healthcare Bhd	28,800	38,527
Notre Dame Intermedica Participacoes SA	1,700	28,848
		135,018
Health Care Technology – 0.1%
Ping An Healthcare and Technology Co Ltd (144A)*	1,200	8,755
Hotels, Restaurants & Leisure – 0.3%
Jollibee Foods Corp	930	3,967
Kangwon Land Inc*	592	15,155
		19,122
Household Durables – 0.1%
Woongjin Coway Co Ltd	94	7,568
Household Products – 0.7%
Hindustan Unilever Ltd	825	22,229

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	DECEMBER 31, 2019

Janus Henderson Emerging Markets Managed Volatility Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Common Stocks – (continued)
Household Products – (continued)
Kimberly-Clark de Mexico SAB de CV*	12,100	$24,004
Unilever Indonesia Tbk PT	1,500	4,539
		50,772
Independent Power and Renewable Electricity Producers – 1.9%
CGN Power Co Ltd (144A)	121,000	32,301
Electricity Generating PCL	1,200	13,142
Engie Brasil Energia SA	1,000	12,631
Global Power Synergy PCL	1,100	3,149
Gulf Energy Development PCL	12,700	70,390
NTPC Ltd	2,945	4,912
		136,525
Industrial Conglomerates – 0.1%
JG Summit Holdings Inc	1,330	2,122
SM Investments Corp	60	1,236
		3,358
Information Technology Services – 3.0%
Infosys Ltd	8,204	84,045
Tata Consultancy Services Ltd	1,888	57,184
Tech Mahindra Ltd	3,711	39,637
Wipro Ltd	9,137	31,468
		212,334
Insurance – 4.4%
Bajaj Finserv Ltd	263	34,614
BB Seguridade Participacoes SA	2,400	22,496
China Development Financial Holding Corp	5,000	1,623
Fubon Financial Holding Co Ltd	1,000	1,548
HDFC Life Insurance Co Ltd (144A)	1,526	13,386
ICICI Lombard General Insurance Co Ltd (144A)	1,958	38,046
ICICI Prudential Life Insurance Co Ltd (144A)	652	4,407
IRB Brasil Resseguros S/A	10,200	98,779
SBI Life Insurance Co Ltd (144A)	174	2,344
Shin Kong Financial Holding Co Ltd*	7,000	2,417
Sul America SA	6,500	96,837
		316,497
Interactive Media & Services – 1.0%
Kakao Corp	91	12,080
NAVER Corp*	76	12,258
Tencent Holdings Ltd	1,000	48,205
		72,543
Internet & Direct Marketing Retail – 3.1%
Alibaba Group Holding Ltd (ADR)*	526	111,565
B2W Cia Digital*	400	6,252
Meituan Dianping*	4,500	58,850
Pinduoduo Inc (ADR)*	1,125	42,547
		219,214
Leisure Products – 0.1%
Giant Manufacturing Co Ltd	1,000	7,106
Life Sciences Tools & Services – 0.1%
Divi's Laboratories Ltd	321	8,302
Machinery – 0.2%
China Conch Venture Holdings Ltd	2,500	10,909
Marine – 0.2%
MISC Bhd	5,800	11,844
Media – 0.3%
Grupo Televisa SAB	8,500	19,951
Metals & Mining – 3.2%
Anglo American Platinum Ltd	413	38,570
AngloGold Ashanti Ltd	2,321	52,477
China Steel Corp	4,000	3,189

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Emerging Markets Managed Volatility Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Common Stocks – (continued)
Metals & Mining – (continued)
Gold Fields Ltd	470	$3,219
Impala Platinum Holdings Ltd*	621	6,367
MMC Norilsk Nickel PJSC (ADR)	1,163	35,530
Northam Platinum Ltd*	442	3,903
Polymetal International PLC	3,329	52,687
Polyus PJSC (REG) (GDR)	375	21,262
Sibanye Gold Ltd*	4,135	10,602
		227,806
Multiline Retail – 1.4%
Lojas Renner SA	3,960	55,324
Magazine Luiza SA	4,000	47,439
		102,763
Multi-Utilities – 0%
Qatar Electricity & Water Co QSC	219	968
Oil, Gas & Consumable Fuels – 3.6%
Bharat Petroleum Corp Ltd	5,229	36,014
Coal India Ltd	158	468
Grupa Lotos SA	106	2,336
Hindustan Petroleum Corp Ltd	316	1,171
LUKOIL PJSC (ADR)	609	60,401
Novatek PJSC (GDR) (REG)	393	79,779
Petronet LNG Ltd	7,948	29,840
Polski Koncern Naftowy ORLEN SA	73	1,652
Qatar Fuel QSC	3,182	20,019
Rosneft Oil Co PJSC (GDR)*	840	6,055
Surgutneftegas PJSC (ADR)	1,888	15,227
Tupras Turkiye Petrol Rafinerileri AS	94	2,007
		254,969
Personal Products – 0.9%
Dabur India Ltd	2,023	12,993
Godrej Consumer Products Ltd	2,024	19,413
Hengan International Group Co Ltd	2,000	14,246
Marico Ltd	378	1,809
Natura & Co Holding SA	1,800	17,306
		65,767
Pharmaceuticals – 1.1%
China Medical System Holdings Ltd	6,000	8,640
Cipla Ltd/India	335	2,245
CSPC Pharmaceutical Group Ltd	4,000	9,538
Dr Reddy's Laboratories Ltd	947	38,142
Hypera SA	800	7,099
Kalbe Farma Tbk PT	11,900	1,389
Sino Biopharmaceutical Ltd	6,000	8,393
		75,446
Real Estate Management & Development – 1.0%
Aldar Properties PJSC	62,586	36,807
Ayala Land Inc	500	449
Barwa Real Estate Co	3,296	3,205
BR Malls Participacoes SA	500	2,245
Country Garden Services Holdings Co Ltd	6,000	20,214
Land & Houses PCL	16,100	5,268
		68,188
Road & Rail – 1.2%
BTS Group Holdings PCL	166,900	73,558
Localiza Rent a Car SA	1,260	14,852
		88,410
Semiconductor & Semiconductor Equipment – 1.1%
ASE Technology Holding Co Ltd	1,000	2,776
Hanergy Thin Film Power Group - SPV Shares*,¢	52,000	3,137

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

10	DECEMBER 31, 2019

Janus Henderson Emerging Markets Managed Volatility Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Common Stocks – (continued)
Semiconductor & Semiconductor Equipment – (continued)
MediaTek Inc	1,000	$14,796
Novatek Microelectronics Corp	6,000	43,837
Powertech Technology Inc	1,000	3,329
Taiwan Semiconductor Manufacturing Co Ltd	1,000	11,043
United Microelectronics Corp	5,000	2,744
		81,662
Software – 0%
Globant SA*	26	2,757
Specialty Retail – 1.7%
Home Product Center PCL	16,100	8,601
Hotai Motor Co Ltd	4,000	91,143
Jarir Marketing Co	139	6,137
Petrobras Distribuidora SA	1,900	14,205
		120,086
Technology Hardware, Storage & Peripherals – 0.8%
Advantech Co Ltd	1,000	10,075
Lite-On Technology Corp	4,000	6,585
Micro-Star International Co Ltd	4,000	11,570
Pegatron Corp	1,000	2,282
Quanta Computer Inc	5,000	10,726
Wistron Corp	20,000	18,916
		60,154
Textiles, Apparel & Luxury Goods – 2.7%
ANTA Sports Products Ltd	5,000	44,759
Feng TAY Enterprise Co Ltd	1,100	7,156
Fila Korea Ltd*	986	45,194
Li Ning Co Ltd	7,500	22,476
Pou Chen Corp	4,000	5,231
Titan Co Ltd	4,043	67,295
		192,111
Tobacco – 0.5%
ITC Ltd	157	523
KT&G Corp	455	36,910
		37,433
Trading Companies & Distributors – 0.1%
BOC Aviation Ltd (144A)	600	6,103
Transportation Infrastructure – 3.2%
Adani Ports & Special Economic Zone Ltd	805	4,128
Airports of Thailand PCL	16,200	40,162
Bangkok Expressway & Metro PCL	172,100	62,633
CCR SA	1,500	7,079
Grupo Aeroportuario del Pacifico SAB de CV	4,400	52,295
International Container Terminal Services Inc	19,830	50,363
Malaysia Airports Holdings Bhd	1,800	3,346
Shenzhen International Holdings Ltd	1,000	2,197
Taiwan High Speed Rail Corp	7,000	8,967
		231,170
Water Utilities – 2.8%
Cia de Saneamento Basico do Estado de Sao Paulo	700	10,540
Guangdong Investment Ltd	92,000	192,459
		202,999
Wireless Telecommunication Services – 7.6%
Advanced Info Service PCL	15,800	112,366
China Mobile Ltd	1,000	8,406
DiGi.Com Bhd	1,200	1,309
Far EasTone Telecommunications Co Ltd	61,000	146,726
Intouch Holdings PCL	29,200	55,816

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson Emerging Markets Managed Volatility Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Common Stocks – (continued)
Wireless Telecommunication Services – (continued)
Taiwan Mobile Co Ltd	58,000	$216,714
		541,337
Total Common Stocks (cost $6,158,800)		6,995,731
Preferred Stocks – 1.1%
Banks – 0%
Bancolombia SA	114	1,589
Diversified Telecommunication Services – 0.1%
Telefonica Brasil SA	200	2,883
Electric Utilities – 1.0%
Cia Energetica de Minas Gerais	20,400	69,944
Food Products – 0%
China Huishan Dairy Holdings Co Ltd¢	55,000	0
Multiline Retail – 0%
Lojas Americanas SA	400	2,577
Total Preferred Stocks (cost $98,625)		76,993
Rights – 0%
Multiline Retail – 0%
Lojas Americanas SA* (cost $0)	3	7
Warrants – 0%
Road & Rail – 0%
BTS Group Holdings Warrant, expires, 12/31/21* (cost $0)	16,690	350
Investment Companies – 1.7%
Money Markets – 1.7%
Janus Henderson Cash Liquidity Fund LLC, 1.7210%ºº,£ (cost $119,995)	119,989	119,989
Total Investments (total cost $6,377,421) – 100.6%		7,193,071
Liabilities, net of Cash, Receivables and Other Assets – (0.6)%		(43,300)
Net Assets – 100%		$7,149,771

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

12	DECEMBER 31, 2019

Janus Henderson Emerging Markets Managed Volatility Fund

Schedule of Investments (unaudited)

December 31, 2019

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
Taiwan	$1,410,363	19.6%
China	1,071,412	14.9
India	799,422	11.1
Brazil	770,282	10.7
Malaysia	642,955	8.9
Thailand	633,721	8.8
United Arab Emirates	344,050	4.8
Russia	292,917	4.1
Mexico	230,903	3.2
South Korea	222,645	3.1
Indonesia	138,432	1.9
South Africa	136,706	1.9
Qatar	130,199	1.8
United States	119,989	1.7
Philippines	69,970	1.0
Chile	48,524	0.7
Saudi Arabia	46,905	0.7
Turkey	32,624	0.5
Czech Republic	28,696	0.4
Poland	7,747	0.1
Singapore	6,103	0.1
Argentina	2,757	0.0
Greece	2,223	0.0
Hungary	1,937	0.0
Colombia	1,589	0.0

Total	$7,193,071	100.0%

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson Emerging Markets Managed Volatility Fund

Schedule of Investments (unaudited)

December 31, 2019

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/19
Investment Companies - 1.7%
Money Markets - 1.7%
Janus Henderson Cash Liquidity Fund LLC, 1.7210%ºº	$566	$(18)	$(6)	$119,989

	Share Balance at 6/30/19	Purchases	Sales	Share Balance at 12/31/19
Investment Companies - 1.7%
Money Markets - 1.7%
Janus Henderson Cash Liquidity Fund LLC, 1.7210%ºº	62,000	1,731,046	(1,673,057)	119,989

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

14	DECEMBER 31, 2019

Janus Henderson Emerging Markets Managed Volatility Fund

Notes to Schedule of Investments and Other Information (unaudited)

MSCI Emerging Markets IndexSM	MSCI Emerging Markets IndexSM reflects the equity market performance of emerging markets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
LLC	Limited Liability Company
PCL	Public Company Limited
PJSC	Private Joint Stock Company
PLC	Public Limited Company
REG	Registered

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2019 is $191,817, which represents 2.7% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2019.

¢	Security is valued using significant unobservable inputs.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2019. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Corporate Bonds	$-	$1	$-
Common Stocks
Semiconductor & Semiconductor Equipment	78,525	-	3,137
All Other	6,914,069	-	-
Preferred Stocks	-	76,993	0
Rights	-	7	-
Warrants	-	350	-
Investment Companies	-	119,989	-
Total Assets	$6,992,594	$197,340	$3,137

Janus Investment Fund	15

Janus Henderson Emerging Markets Managed Volatility Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2019

See footnotes at the end of the Statement.

Assets:
Unaffiliated investments, at value(1)	$7,073,082
Affiliated investments, at value(2)	119,989
Cash	691
Non-interested Trustees' deferred compensation	184
Receivables:
Due from adviser	39,266
Investments sold	18,688
Dividends	8,781
Fund shares sold	4,769
Foreign tax reclaims	326
Dividends from affiliates	103
Other assets	488
Total Assets	7,266,367
Liabilities:
Foreign cash due to custodian	18,653
Payables:	—
Professional fees	41,779
Non-affiliated fund administration fees payable	21,653
Custodian fees	9,562
Advisory fees	5,620
Fund shares repurchased	5,613
Registration fees	4,578
Foreign tax liability	4,347
Printing fees	2,813
Transfer agent fees and expenses	964
Non-interested Trustees' deferred compensation fees	184
12b-1 Distribution and shareholder servicing fees	73
Affiliated fund administration fees payable	15
Non-interested Trustees' fees and expenses	11
Accrued expenses and other payables	731
Total Liabilities	116,596
Net Assets	$7,149,771

See Notes to Financial Statements.

16	DECEMBER 31, 2019

Janus Henderson Emerging Markets Managed Volatility Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2019

Net Assets Consist of:
Capital (par value and paid-in surplus)	$6,829,160
Total distributable earnings (loss)(3)	320,611
Total Net Assets	$7,149,771
Net Assets - Class A Shares	$26,240
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,376
Net Asset Value Per Share(4)	$11.04
Maximum Offering Price Per Share(5)	$11.71
Net Assets - Class C Shares	$62,560
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	5,725
Net Asset Value Per Share(4)	$10.93
Net Assets - Class D Shares	$4,438,926
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	408,539
Net Asset Value Per Share	$10.87
Net Assets - Class I Shares	$316,335
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	29,052
Net Asset Value Per Share	$10.89
Net Assets - Class N Shares	$1,993,748
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	183,796
Net Asset Value Per Share	$10.85
Net Assets - Class S Shares	$64,034
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	5,892
Net Asset Value Per Share	$10.87
Net Assets - Class T Shares	$247,928
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	22,794
Net Asset Value Per Share	$10.88

(1) Includes cost of $6,257,426.

(2) Includes cost of $119,995.

(3) Includes $4,346 of foreign capital gains tax on investments.

(4) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

(5) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Emerging Markets Managed Volatility Fund

Statement of Operations (unaudited)

For the period ended December 31, 2019

See footnotes at the end of the Statement.

Investment Income:
Dividends	$110,574
Dividends from affiliates	566
Other income	155
Foreign tax withheld	(15,807)
Total Investment Income	95,488
Expenses:
Advisory fees	31,811
12b-1 Distribution and shareholder servicing fees:
Class A Shares	30
Class C Shares	9
Class S Shares	2
Transfer agent administrative fees and expenses:
Class D Shares	2,621
Class S Shares	78
Class T Shares	389
Transfer agent networking and omnibus fees:
Class A Shares	1
Class C Shares	—
Class I Shares	—
Other transfer agent fees and expenses:
Class A Shares	11
Class C Shares	6
Class D Shares	836
Class I Shares	17
Class N Shares	124
Class S Shares	4
Class T Shares	24
Registration fees	83,542
Non-affiliated fund administration fees	33,092
Professional fees	32,855
Custodian fees	21,454
Shareholder reports expense	2,043
Affiliated fund administration fees	84
Non-interested Trustees’ fees and expenses	81
Other expenses	3,659
Total Expenses	212,773
Less: Excess Expense Reimbursement and Waivers	(174,444)
Net Expenses	38,329
Net Investment Income/(Loss)	57,159

See Notes to Financial Statements.

18	DECEMBER 31, 2019

Janus Henderson Emerging Markets Managed Volatility Fund

Statement of Operations (unaudited)

For the period ended December 31, 2019

Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions(1)	$(14,017)
Investments in affiliates	(18)
Total Net Realized Gain/(Loss) on Investments	(14,035)
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and non-interested Trustees’ deferred compensation(2)	105,687
Investments in affiliates	(6)
Total Change in Unrealized Net Appreciation/Depreciation	105,681
Net Increase/(Decrease) in Net Assets Resulting from Operations	$148,805

(1) Includes realized foreign capital gains tax on investments of $(976). (2) Includes change in unrealized appreciation/depreciation of $2,495 due to foreign capital gains tax on investments.

See Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson Emerging Markets Managed Volatility Fund

Statements of Changes in Net Assets

	Period ended December 31, 2019 (unaudited)	Year ended June 30, 2019

Operations:
Net investment income/(loss)	$57,159	$139,465
Net realized gain/(loss) on investments	(14,035)	(352,445)
Change in unrealized net appreciation/depreciation	105,681	500,549
Net Increase/(Decrease) in Net Assets Resulting from Operations	148,805	287,569
Dividends and Distributions to Shareholders
Class A Shares	—	(37,735)
Class C Shares	(1,314)	(4,903)
Class D Shares	(88,369)	(486,261)
Class I Shares	(7,033)	(8,747)
Class N Shares	(45,472)	(154,249)
Class S Shares	(1,366)	(5,575)
Class T Shares	(4,610)	(23,736)
Net Decrease from Dividends and Distributions to Shareholders	(148,164)	(721,206)
Capital Share Transactions:
Class A Shares	(2,794)	(342,162)
Class C Shares	1,314	(29,828)
Class D Shares	(88,039)	(2,227,777)
Class I Shares	279,312	(55,934)
Class N Shares	74,462	385,281
Class S Shares	1,366	5,575
Class T Shares	(201,297)	262,070
Net Increase/(Decrease) from Capital Share Transactions	64,324	(2,002,775)
Net Increase/(Decrease) in Net Assets	64,965	(2,436,412)
Net Assets:
Beginning of period	7,084,806	9,521,218
End of period	$7,149,771	$7,084,806

See Notes to Financial Statements.

20	DECEMBER 31, 2019

Janus Henderson Emerging Markets Managed Volatility Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year or period ended June 30	2019	2019	2018	2017	2016	2015(1)
Net Asset Value, Beginning of Period	$10.80	$11.57	$10.47	$9.48	$10.49	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.11	0.17	0.17	0.08	0.18	0.06
Net realized and unrealized gain/(loss)	0.13	0.15	1.14	1.01	(1.03)	0.43
Total from Investment Operations	0.24	0.32	1.31	1.09	(0.85)	0.49
Less Dividends and Distributions:
Dividends (from net investment income)	—	(0.13)	(0.15)	(0.10)	(0.08)	—
Distributions (from capital gains)	—	(0.96)	(0.06)	—	(0.08)	—
Total Dividends and Distributions	—	(1.09)	(0.21)	(0.10)	(0.16)	—
Net Asset Value, End of Period	$11.04	$10.80	$11.57	$10.47	$9.48	$10.49
Total Return*	2.22%	3.40%	12.50%	11.64%	(8.06)%	4.90%
Net Assets, End of Period (in thousands)	$26	$29	$410	$169	$145	$157
Average Net Assets for the Period (in thousands)	$21	$319	$206	$152	$140	$159
Ratios to Average Net Assets**:
Ratio of Gross Expenses	20.30%	6.63%	4.40%	7.53%	10.33%	36.27%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.42%	1.33%	1.30%	1.29%	1.30%	1.31%
Ratio of Net Investment Income/(Loss)	1.96%	1.55%	1.46%	0.85%	1.89%	1.05%
Portfolio Turnover Rate	31%	66%	132%	116%	84%	43%

Class C Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year or period ended June 30	2019	2019	2018	2017	2016	2015(1)
Net Asset Value, Beginning of Period	$10.91	$11.51	$10.44	$9.44	$10.44	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.09	0.19	0.06	0.01	0.10	0.02
Net realized and unrealized gain/(loss)	0.16	0.17	1.16	1.01	(1.02)	0.42
Total from Investment Operations	0.25	0.36	1.22	1.02	(0.92)	0.44
Less Dividends and Distributions:
Dividends (from net investment income)	(0.23)	—	(0.09)	(0.02)	—(3)	—
Distributions (from capital gains)	—	(0.96)	(0.06)	—	(0.08)	—
Total Dividends and Distributions	(0.23)	(0.96)	(0.15)	(0.02)	(0.08)	—
Net Asset Value, End of Period	$10.93	$10.91	$11.51	$10.44	$9.44	$10.44
Total Return*	2.34%	3.74%	11.66%	10.85%	(8.77)%	4.40%
Net Assets, End of Period (in thousands)	$63	$61	$93	$84	$48	$52
Average Net Assets for the Period (in thousands)	$61	$60	$108	$52	$46	$53
Ratios to Average Net Assets**:
Ratio of Gross Expenses	10.96%	10.71%	5.29%	8.12%	11.11%	37.08%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.08%	1.31%	2.00%	2.05%	2.08%	2.09%
Ratio of Net Investment Income/(Loss)	1.74%	1.76%	0.54%	0.14%	1.11%	0.27%
Portfolio Turnover Rate	31%	66%	132%	116%	84%	43%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from December 17, 2014 (inception date) through June 30, 2015.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Less than $0.005 on a per share basis.

See Notes to Financial Statements.

Janus Investment Fund	21

Janus Henderson Emerging Markets Managed Volatility Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year or period ended June 30	2019	2019	2018	2017	2016	2015(1)
Net Asset Value, Beginning of Period	$10.84	$11.57	$10.47	$9.49	$10.49	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.09	0.20	0.15	0.10	0.19	0.08
Net realized and unrealized gain/(loss)	0.16	0.17	1.18	0.99	(1.02)	0.41
Total from Investment Operations	0.25	0.37	1.33	1.09	(0.83)	0.49
Less Dividends and Distributions:
Dividends (from net investment income)	(0.22)	(0.14)	(0.17)	(0.11)	(0.09)	—
Distributions (from capital gains)	—	(0.96)	(0.06)	—	(0.08)	—
Total Dividends and Distributions	(0.22)	(1.10)	(0.23)	(0.11)	(0.17)	—
Net Asset Value, End of Period	$10.87	$10.84	$11.57	$10.47	$9.49	$10.49
Total Return*	2.34%	3.84%	12.68%	11.70%	(7.89)%	4.90%
Net Assets, End of Period (in thousands)	$4,439	$4,522	$7,047	$4,206	$1,488	$1,335
Average Net Assets for the Period (in thousands)	$4,360	$4,963	$7,312	$2,602	$1,194	$1,037
Ratios to Average Net Assets**:
Ratio of Gross Expenses	6.19%	5.63%	3.79%	6.89%	10.26%	27.16%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.19%	1.15%	1.13%	1.22%	1.19%	1.23%
Ratio of Net Investment Income/(Loss)	1.66%	1.86%	1.27%	1.00%	2.08%	1.38%
Portfolio Turnover Rate	31%	66%	132%	116%	84%	43%

Class I Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year or period ended June 30	2019	2019	2018	2017	2016	2015(1)
Net Asset Value, Beginning of Period	$10.87	$11.64	$10.48	$9.49	$10.50	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.09	0.22	0.21	0.10	0.21	0.10
Net realized and unrealized gain/(loss)	0.18	0.12	1.13	1.01	(1.04)	0.40
Total from Investment Operations	0.27	0.34	1.34	1.11	(0.83)	0.50
Less Dividends and Distributions:
Dividends (from net investment income)	(0.25)	(0.15)	(0.12)	(0.12)	(0.10)	—
Distributions (from capital gains)	—	(0.96)	(0.06)	—	(0.08)	—
Total Dividends and Distributions	(0.25)	(1.11)	(0.18)	(0.12)	(0.18)	—
Net Asset Value, End of Period	$10.89	$10.87	$11.64	$10.48	$9.49	$10.50
Total Return*	2.47%	3.59%	12.82%	11.93%	(7.82)%	5.00%
Net Assets, End of Period (in thousands)	$316	$41	$102	$831	$664	$305
Average Net Assets for the Period (in thousands)	$71	$99	$374	$765	$391	$181
Ratios to Average Net Assets**:
Ratio of Gross Expenses	10.83%	8.15%	4.79%	7.62%	9.29%	27.37%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.94%	1.16%	1.18%	1.10%	1.04%	1.05%
Ratio of Net Investment Income/(Loss)	1.76%	2.05%	1.79%	0.97%	2.30%	1.79%
Portfolio Turnover Rate	31%	66%	132%	116%	84%	43%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from December 17, 2014 (inception date) through June 30, 2015.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

22	DECEMBER 31, 2019

Janus Henderson Emerging Markets Managed Volatility Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018(1)
Net Asset Value, Beginning of Period	$10.85	$11.59	$11.10
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.10	0.21	0.15
Net realized and unrealized gain/(loss)	0.15	0.17	0.58
Total from Investment Operations	0.25	0.38	0.73
Less Dividends and Distributions:
Dividends (from net investment income)	(0.25)	(0.16)	(0.18)
Distributions (from capital gains)	—	(0.96)	(0.06)
Total Dividends and Distributions	(0.25)	(1.12)	(0.24)
Net Asset Value, End of Period	$10.85	$10.85	$11.59
Total Return*	2.35%	3.98%	6.57%
Net Assets, End of Period (in thousands)	$1,994	$1,915	$1,614
Average Net Assets for the Period (in thousands)	$1,739	$1,667	$1,086
Ratios to Average Net Assets**:
Ratio of Gross Expenses	6.13%	5.63%	3.50%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.04%	0.99%	0.97%
Ratio of Net Investment Income/(Loss)	1.79%	1.95%	1.35%
Portfolio Turnover Rate	31%	66%	132%

Class S Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year or period ended June 30	2019	2019	2018	2017	2016	2015(3)
Net Asset Value, Beginning of Period	$10.86	$11.57	$10.47	$9.48	$10.47	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.09	0.19	0.14	0.07	0.17	0.04
Net realized and unrealized gain/(loss)	0.16	0.17	1.16	1.01	(1.02)	0.43
Total from Investment Operations	0.25	0.36	1.30	1.08	(0.85)	0.47
Less Dividends and Distributions:
Dividends (from net investment income)	(0.24)	(0.11)	(0.14)	(0.09)	(0.06)	—
Distributions (from capital gains)	—	(0.96)	(0.06)	—	(0.08)	—
Total Dividends and Distributions	(0.24)	(1.07)	(0.20)	(0.09)	(0.14)	—
Net Asset Value, End of Period	$10.87	$10.86	$11.57	$10.47	$9.48	$10.47
Total Return*	2.29%	3.80%	12.38%	11.52%	(8.06)%	4.70%
Net Assets, End of Period (in thousands)	$64	$63	$60	$54	$48	$52
Average Net Assets for the Period (in thousands)	$62	$60	$61	$50	$47	$53
Ratios to Average Net Assets**:
Ratio of Gross Expenses	11.07%	10.71%	5.54%	7.83%	10.55%	36.54%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.18%	1.19%	1.40%	1.42%	1.33%	1.58%
Ratio of Net Investment Income/(Loss)	1.63%	1.75%	1.15%	0.71%	1.87%	0.78%
Portfolio Turnover Rate	31%	66%	132%	116%	84%	43%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from August 4, 2017 (inception date) through June 30, 2018.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Period from December 17, 2014 (inception date) through June 30, 2015.

See Notes to Financial Statements.

Janus Investment Fund	23

Janus Henderson Emerging Markets Managed Volatility Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year or period ended June 30	2019	2019	2018	2017	2016	2015(1)
Net Asset Value, Beginning of Period	$10.84	$11.58	$10.48	$9.49	$10.49	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.11	0.19	0.16	0.09	0.19	0.06
Net realized and unrealized gain/(loss)	0.13	0.17	1.16	1.01	(1.02)	0.43
Total from Investment Operations	0.24	0.36	1.32	1.10	(0.83)	0.49
Less Dividends and Distributions:
Dividends (from net investment income)	(0.20)	(0.14)	(0.16)	(0.11)	(0.09)	—
Distributions (from capital gains)	—	(0.96)	(0.06)	—	(0.08)	—
Total Dividends and Distributions	(0.20)	(1.10)	(0.22)	(0.11)	(0.17)	—
Net Asset Value, End of Period	$10.88	$10.84	$11.58	$10.48	$9.49	$10.49
Total Return*	2.25%	3.82%	12.64%	11.78%	(7.89)%	4.90%
Net Assets, End of Period (in thousands)	$248	$454	$195	$174	$175	$169
Average Net Assets for the Period (in thousands)	$308	$310	$207	$170	$155	$165
Ratios to Average Net Assets**:
Ratio of Gross Expenses	6.90%	6.61%	4.51%	7.67%	10.26%	35.55%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.27%	1.21%	1.16%	1.18%	1.11%	1.32%
Ratio of Net Investment Income/(Loss)	2.08%	1.77%	1.36%	0.93%	2.10%	1.07%
Portfolio Turnover Rate	31%	66%	132%	116%	84%	43%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from December 17, 2014 (inception date) through June 30, 2015.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

24	DECEMBER 31, 2019

Janus Henderson Emerging Markets Managed Volatility Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Emerging Markets Managed Volatility Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 47 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares. Class D Shares are closed to certain new investors.

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Funds have adopted an auto-conversion policy pursuant to which Class C Shares that have been held for ten years will be automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the tenth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund will rely on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares. Please contact your financial intermediary for additional information.

Class D Shares are generally no longer being made available to new investors who do not already have a direct account with the Janus Henderson funds. Class D Shares are available only to investors who hold accounts directly with the Janus Henderson funds, to immediate family members or members of the same household of an eligible individual investor, and to existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, Janus Capital Management LLC (“Janus Capital”), or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Distributors LLC dba Janus Henderson Distributors (“Janus Henderson Distributors”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory

Janus Investment Fund	25

Janus Henderson Emerging Markets Managed Volatility Fund

Notes to Financial Statements (unaudited)

programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service

26	DECEMBER 31, 2019

Janus Henderson Emerging Markets Managed Volatility Fund

Notes to Financial Statements (unaudited)

approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

The Fund did not hold a significant amount of Level 3 securities as of December 31, 2019.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Janus Investment Fund	27

Janus Henderson Emerging Markets Managed Volatility Fund

Notes to Financial Statements (unaudited)

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or the Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Other Investments and Strategies

Additional Investment Risk

In the aftermath of the 2007-2008 financial crisis, the financial sector experienced reduced liquidity in credit and other fixed-income markets, and an unusually high degree of volatility, both domestically and internationally. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. For example, the enactment of the Dodd-Frank Act in 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, over-the-counter derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (commonly known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will conclude, or how financial markets will react.

28	DECEMBER 31, 2019

Janus Henderson Emerging Markets Managed Volatility Fund

Notes to Financial Statements (unaudited)

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Emerging Market Investing

The Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance.

Real Estate Investing

To the extent that real estate-related securities may be included in the Fund’s named benchmark index, Intech’s mathematical investment process may select equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

3. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays Janus Capital Management LLC ("Janus Capital") an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).

Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $2 Billion	0.95
Next $1 Billion	0.92
Next $3 Billion	0.90

The Fund’s actual investment advisory fee rate for the reporting period was 0.96% of average annual net assets before any applicable waivers.

Intech Investment Management LLC (“Intech”) serves as subadviser to the Fund. As subadviser, Intech provides day-to-day management of the investment operations of the Fund subject to the general oversight of Janus Capital. Janus Capital owns approximately 97% of Intech.

Janus Capital pays Intech a subadvisory fee rate equal to 50% of the investment advisory fee paid by the Fund to Janus Capital (net of any fee waivers and expense reimbursements).

Janus Investment Fund	29

Janus Henderson Emerging Markets Managed Volatility Fund

Notes to Financial Statements (unaudited)

Janus Capital has contractually agreed to waive the advisory fee payable by the Fund or reimburse expenses in an amount equal to the amount, if any, that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.85% of the Fund’s average daily net assets. Janus Capital has agreed to continue the waivers until at least October 28, 2020. The previous expense limit (until November 1, 2019) was 0.95%. If applicable, amounts waived and/or reimbursed to the Fund by Janus Capital are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

Janus Services LLC (“Janus Services”), a wholly-owned subsidiary of Janus Capital, is the Fund’s transfer agent. In addition, Janus Services provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Fund. Janus Services is not compensated for its services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Certain, but not all, intermediaries may charge administrative fees (such as networking and omnibus) to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to Janus Services, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between Janus Services and the Fund, Janus Services may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. Janus Capital and its affiliates benefit from an increase in assets that may result from such relationships. The Funds’ Trustees have set limits on fees that the Funds may incur with respect to administrative fees paid for omnibus or networked accounts. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

Effective July 1, 2019, the Board of Trustees of Janus Investment Fund approved a new administrative fee rate for Class D Shares detailed in the table below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

The Fund’s actual Class D administrative fee rate was 0.12% for the reporting period.

Prior to July 1, 2019, the Fund’s Class D Shares paid an administrative services fee at an annual rate of 0.12% of the average daily net assets of Class D Shares for shareholder services provided by Janus Services. Janus Services provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Janus Services receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. Janus Services expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. Janus Services or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to Class S Shares and Class T Shares of the Fund. Janus Services may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or

30	DECEMBER 31, 2019

Janus Henderson Emerging Markets Managed Volatility Fund

Notes to Financial Statements (unaudited)

similar systems, or those processed on a manual basis with Janus Capital. For all share classes, Janus Services also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Janus Services is compensated for its services related to the Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, Janus Henderson Distributors, a wholly-owned subsidiary of Janus Capital, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets, and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to Janus Henderson Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Payments under the Plan are not tied exclusively to actual 12b-1 distribution and shareholder service expenses, and the payments may exceed 12b-1 distribution and shareholder service expenses actually incurred. If any of the Fund’s actual 12b-1 distribution and shareholder service expenses incurred during a calendar year are less than the payments made during a calendar year, the Fund will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution and shareholder servicing fees” in the Statement of Operations.

Janus Capital serves as administrator to the Fund pursuant to an administration agreement between Janus Capital and the Trust. Under the administration agreement, Janus Capital is obligated to provide or arrange for the provision of certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). In addition, employees of Janus Capital and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of Janus Capital employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by Janus Capital, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services Janus Capital (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of Janus Capital and/or its affiliates, are shared with the Fund. Total compensation of $230,755 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2019. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2019 on the Statement of Assets and Liabilities in the asset, “Non-interested Trustees’ deferred compensation,” and liability, “Non-interested Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2019 are included in “Non-interested Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $236,725 were paid by the Trust to the Trustees under the Deferred Plan during the period ended December 31, 2019.

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As

Janus Investment Fund	31

Janus Henderson Emerging Markets Managed Volatility Fund

Notes to Financial Statements (unaudited)

adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2019 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between Janus Henderson Distributors and financial intermediaries. During the period ended December 31, 2019, Janus Henderson Distributors retained upfront sales charges of $5.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to Janus Henderson Distributors during the period ended December 31, 2019.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class C Shares during the period ended December 31, 2019.

As of December 31, 2019, shares of the Fund were owned by affiliates of Janus Henderson Investors, and/or other funds advised by Janus Henderson, as indicated in the table below:

Class	% of Class Owned	% of Fund Owned
Class A Shares	-%	-%
Class C Shares	100	1
Class D Shares	-	-
Class I Shares	-	-
Class N Shares	3	1
Class S Shares	100	1
Class T Shares	-	-

In addition, other shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with accounting principles generally accepted in the United States of America).

4. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

32	DECEMBER 31, 2019

Janus Henderson Emerging Markets Managed Volatility Fund

Notes to Financial Statements (unaudited)

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Accumulated capital losses noted below represent net capital loss carryovers, as of June 30, 2019, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.

Capital Loss Carryover Schedule
For the year ended June 30, 2019
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$ (432,305)	$ (9,082)	$ (441,387)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2019 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships and investments in passive foreign investment companies.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 6,383,743	$ 968,648	$ (159,320)	$ 809,328

Janus Investment Fund	33

Janus Henderson Emerging Markets Managed Volatility Fund

Notes to Financial Statements (unaudited)

5. Capital Share Transactions

	Period ended December 31, 2019		Year ended June 30, 2019
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	1,615	$ 17,219	5,418	$ 58,831
Reinvested dividends and distributions	-	-	3,740	37,735
Shares repurchased	(1,878)	(20,013)	(41,932)	(438,728)
Net Increase/(Decrease)	(263)	$ (2,794)	(32,774)	$ (342,162)
Class C Shares:
Shares sold	-	$ -	-	$ -
Reinvested dividends and distributions	120	1,314	484	4,903
Shares repurchased	-	-	(2,997)	(34,731)
Net Increase/(Decrease)	120	$ 1,314	(2,513)	$ (29,828)
Class D Shares:
Shares sold	30,006	$ 324,163	124,139	$ 1,362,557
Reinvested dividends and distributions	8,049	87,014	47,395	478,685
Shares repurchased	(46,607)	(499,216)	(363,712)	(4,069,019)
Net Increase/(Decrease)	(8,552)	$ (88,039)	(192,178)	$(2,227,777)
Class I Shares:
Shares sold	25,357	$ 280,075	17,603	$ 187,089
Reinvested dividends and distributions	649	7,033	862	8,747
Shares repurchased	(711)	(7,796)	(23,484)	(251,770)
Net Increase/(Decrease)	25,295	$ 279,312	(5,019)	$ (55,934)
Class N Shares:
Shares sold	38,732	$ 414,946	54,903	$ 594,690
Reinvested dividends and distributions	4,214	45,472	15,272	154,249
Shares repurchased	(35,725)	(385,956)	(32,928)	(363,658)
Net Increase/(Decrease)	7,221	$ 74,462	37,247	$ 385,281
Class S Shares:
Shares sold	-	$ -	-	$ -
Reinvested dividends and distributions	126	1,366	552	5,575
Shares repurchased	-	-	-	-
Net Increase/(Decrease)	126	$ 1,366	552	$ 5,575
Class T Shares:
Shares sold	8,357	$ 90,748	48,366	$ 507,187
Reinvested dividends and distributions	426	4,610	2,350	23,736
Shares repurchased	(27,903)	(296,655)	(25,630)	(268,853)
Net Increase/(Decrease)	(19,120)	$(201,297)	25,086	$ 262,070

6. Purchases and Sales of Investment Securities

For the period ended December 31, 2019, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$ 2,069,754	$ 2,172,367	$ -	$ -

7. Recent Accounting Pronouncements

The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) in August 2018. The new guidance removes, modifies and enhances the disclosures to Topic 820. For public entities, the amendments are

34	DECEMBER 31, 2019

Janus Henderson Emerging Markets Managed Volatility Fund

Notes to Financial Statements (unaudited)

effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. An entity is permitted, and Management has decided, to early adopt the removed and modified disclosures in these financial statements.

8. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2019 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

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Janus Henderson Emerging Markets Managed Volatility Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund is required to disclose its complete holdings as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Fund shareholders. Historically, the Fund filed its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters each fiscal year on Form N-Q. The Fund’s Form N-PORT and Form N-Q filings: (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series, each of whom serves as an “independent” Trustee (the “Trustees”), oversee the management of each Portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each Fund of Janus Investment Fund (together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreements for the Janus Henderson Funds that utilize subadvisers.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Capital and the respective subadvisers in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At a meeting held on December 5, 2019, based on the Trustees’ evaluation of the information provided by Janus Capital, the subadvisers, and the independent fee consultant, as well as other information, the Trustees determined that the overall arrangements between each Janus Henderson Fund and Janus Capital and each subadviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by Janus Capital, its affiliates and the subadvisers, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund, and the subadvisory agreement for each subadvised Janus Henderson Fund, for the period from February 1, 2020 through February 1, 2021, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

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Janus Henderson Emerging Markets Managed Volatility Fund

Additional Information (unaudited)

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent and quality of the services provided by Janus Capital and the subadvisers to the Janus Henderson Funds, taking into account the investment objective, strategies and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of Janus Capital and each subadviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by Janus Capital or the subadvisers, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered Janus Capital’s role as administrator to the Janus Henderson Funds, noting that Janus Capital generally, does not receive a fee for its services but is reimbursed for its out-of-pocket costs. The Trustees considered the role of Janus Capital in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that Janus Capital provides a number of different services for the Janus Henderson Funds and fund shareholders, ranging from investment management services to various other servicing functions, and that, in its view, Janus Capital is a capable provider of those services. The independent fee consultant also provided its belief that Janus Capital has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent and quality of the services provided by Janus Capital or the subadviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory and subadvisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that Janus Capital and each subadviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable funds and peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, the independent fee consultant found that the overall Janus Henderson Funds’ performance has been reasonable: for the 36 months ended September 30, 2019, approximately 69% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar, and for the 12 months ended September 30, 2019, approximately 71% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar.

The Trustees considered the performance of each Fund, noting that performance may vary by share class, and noted the following:

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

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Additional Information (unaudited)

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Developed World Bond Fund, the Trustees noted the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12

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Janus Henderson Emerging Markets Managed Volatility Fund

Additional Information (unaudited)

months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson International Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson International Small Cap Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and its limited performance history.

• For Janus Henderson International Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital and Perkins had taken or were taking to improve performance, and that the performance trend was improving

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

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Janus Henderson Emerging Markets Managed Volatility Fund

Additional Information (unaudited)

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson U.S. Growth Opportunities Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital and Geneva had taken or were taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

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Janus Henderson Emerging Markets Managed Volatility Fund

Additional Information (unaudited)

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital and Intech had taken or were taking to improve performance, and that the performance trend was improving.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital and Perkins had taken or were taking to improve performance, and that the performance trend was improving.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory and subadvisory agreement(s).

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant and noted that the rate of management fees (investment advisory and any administration but excluding out-of-pocket costs) for many of the Janus Henderson Funds, after applicable waivers, was below the average management fee rate of the respective peer group of funds selected by an independent data provider. The Trustees also examined information regarding the subadvisory fees charged for subadvisory services, as applicable, noting that all such fees were paid by Janus Capital out of its management fees collected from such Janus Henderson Fund.

The independent fee consultant provided its belief that the management fees charged by Janus Capital to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by Janus Capital. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of their respective Broadridge Expense Group

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Janus Henderson Emerging Markets Managed Volatility Fund

Additional Information (unaudited)

peers; and (3) and the management fees for the Janus Henderson Funds, on average, were 7% under the average management fees for their Expense Groups. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group peers and to average total expenses for its Broadridge Expense Universe.

For certain Janus Henderson Funds, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable in light of performance trends, performance histories, and existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by Janus Capital and each subadviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by Janus Capital and each subadviser to comparable separate account clients and to comparable non-affiliated funds subadvised by Janus Capital or by a subadviser (for which Janus Capital or the subadviser provides only or primarily portfolio management services). Although in most instances subadvisory and separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that Janus Capital noted that, under the terms of the management agreements with the Janus Henderson Funds, Janus Capital performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, trustee support, regulatory compliance and numerous other services, and that, in serving the Janus Henderson Funds, Janus Capital assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, they noted that the independent fee consultant found that: (1) the management fees Janus Capital charges to the Janus Henderson Funds are reasonable in relation to the management fees Janus Capital charges to funds subadvised by Janus Capital and to the fees Janus Capital charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs; and (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged to Janus Henderson subadvised fund and separate account investors; (4) 11 of 12 Janus Henderson Funds have lower management fees than similar funds subadvised by Janus Capital; and (5) six of nine Janus Henderson Funds have lower management fees than similar separate accounts managed by Janus Capital.

The Trustees considered the fees for each Fund for its fiscal year ended in 2018, and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”):

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

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Janus Henderson Emerging Markets Managed Volatility Fund

Additional Information (unaudited)

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

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Additional Information (unaudited)

• For Janus Henderson Global Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable.

• For Janus Henderson International Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson International Small Cap Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for both share classes.

• For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

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Additional Information (unaudited)

• For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson U.S. Growth Opportunities Fund, that Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that, although the Fund’s expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

The Trustees reviewed information on the overall profitability to Janus Capital and its affiliates of their relationship with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses, and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to Janus Capital from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether Janus Capital and each subadviser receive adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is

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Janus Henderson Emerging Markets Managed Volatility Fund

Additional Information (unaudited)

necessarily a product of the allocation methodology utilized by Janus Capital to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found that (1) the expense allocation methodology and rationales utilized by Janus Capital were reasonable and (2) no clear correlation between expense allocations and operating margins. The Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that Janus Capital’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to Janus Capital and its affiliates, as well as the fees paid by Janus Capital to the subadvisers of subadvised Janus Henderson Funds, were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees Janus Capital and the subadvisers charge to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by Janus Capital and any subadviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by Janus Capital.

Economies of Scale

The Trustees considered information about the potential for Janus Capital to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in November 2019 which provided its research and analysis into economies of scale. They also noted that, although many Janus Henderson Funds pay advisory fees at a base fixed rate as a percentage of net assets, without any breakpoints or performance fees, their independent fee consultant concluded that 64% of these Janus Henderson Funds’ share classes have contractual management fees (gross of waivers) below their Broadridge expense group averages. They also noted the following: (1) that for those Janus Henderson Funds whose expenses are being reduced by the contractual expense limitations of Janus Capital, Janus Capital is subsidizing certain of these Janus Henderson Funds because they have not reached adequate scale; (2) as the assets of some of the Janus Henderson Funds have declined in the past few years, certain Janus Henderson Funds have benefited from having advisory fee rates that have remained constant rather than increasing as assets declined; (3) performance fee structures have been implemented for various Janus Henderson Funds that have caused the effective rate of advisory fees payable by such a Janus Henderson Fund to vary depending on the investment performance of the Janus Henderson Fund relative to its benchmark index over the measurement period; and (4) a few Janus Henderson Funds have fee schedules with breakpoints and reduced fee rates above certain asset levels. The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

The Trustees also considered the independent fee consultant’s conclusion that, given the limitations of various analytical approaches to economies of scale and their conflicting results, it is difficult to analytically confirm or deny the existence of economies of scale in the Janus Henderson complex. In this regard, the independent consultant concluded that (1) to the extent there were economies of scale at Janus Capital, Janus Capital’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds which have not yet achieved those economies and (2) by setting lower fixed fees from the start on these Janus Henderson Funds, Janus Capital appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any scale economies that may exist. Further, the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at Janus Capital.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between Janus Capital and the Janus

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Additional Information (unaudited)

Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

Other Benefits to Janus Capital

The Trustees also considered benefits that accrue to Janus Capital and its affiliates and subadvisers to the Janus Henderson Funds from their relationships with the Janus Henderson Funds. They recognized that two affiliates of Janus Capital separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market funds for services provided, and that such compensation contributes to the overall profitability of Janus Capital and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered Janus Capital’s past and proposed use of commissions paid by the Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of Janus Capital and/or Janus Capital, and/or a subadviser to a Janus Henderson Fund. The Trustees concluded that Janus Capital’s and the subadvisers’ use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit each Janus Henderson Fund. The Trustees also concluded that, other than the services provided by Janus Capital and its affiliates and subadvisers pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and Janus Capital and the subadvisers may potentially benefit from their relationship with each other in other ways. They concluded that Janus Capital and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by Janus Capital and its affiliates. They also concluded that Janus Capital and/or the subadvisers benefit from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from Janus Capital’s and/or the subadvisers’ receipt of those products and services as well as research products and services acquired through commissions paid by other clients of Janus Capital and/or other clients of the subadvisers. They further concluded that the success of any Janus Henderson Fund could attract other business to Janus Capital, the subadvisers or other Janus Henderson funds, and that the success of Janus Capital and the subadvisers could enhance Janus Capital’s and the subadvisers’ ability to serve the Janus Henderson Funds.

Approval of an Amended and Restated Investment Advisory Agreement for Janus Henderson Small-Mid Cap Value Fund (formerly, Janus Henderson Select Value Fund)

Janus Capital Management LLC (“Janus Capital”) met with the Trustees, each of whom serves as an “independent” Trustee (the “Trustees”), on December 5, 2018 and March 14, 2019, to discuss the Amended and Restated Investment Advisory Agreement (the “Amended Advisory Agreement”) for Janus Henderson Small-Mid Cap Value Fund (formerly, Janus Henderson Select Value Fund) (“Small-Mid Cap Value Fund”) and other matters related to investment strategy changes to shift the market capitalization focus of Small-Mid Cap Value Fund (the “Strategy Change”). At these meetings, the Trustees discussed the Amended Advisory Agreement and the Strategy Change with their independent counsel, separately from management. During the course of the meetings, the Trustees requested and considered such information as they deemed relevant to their deliberations. At the meeting held on March 14, 2019, the Trustees, upon the recommendation of Janus Capital, voted unanimously to approve the Amended Advisory Agreement for Small-Mid Cap Value Fund, and recommended that the Amended Advisory Agreement be submitted to shareholders for approval. The Trustees also approved matters related to the Strategy Change, effective upon approval of the Amended Advisory Agreement by the Fund’s shareholders.

In determining whether to approve the Amended Advisory Agreement, the Trustees noted their most recent consideration of Small-Mid Cap Value Fund’s current advisory agreement (the “Current Advisory Agreement”) as part of the Trustees’ annual review and consideration of whether to continue the investment advisory agreement and sub-advisory agreement, as applicable, for each Janus Henderson fund, including Small-Mid Cap Value Fund (the “Annual Review”). The Trustees noted that in connection with the Annual Review: (i) the Trustees received and reviewed information provided by Janus Capital and each sub-adviser, including Perkins Investment Management LLC (“Perkins”), in response to requests of the Trustees and their independent legal counsel, and also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant; and (ii) throughout the Annual Review, the Trustees were advised by their independent legal counsel. The Trustees also noted that based on the Trustees’ evaluation of the information provided by Janus Capital, Perkins, and the independent fee consultant, as well as other information, the Trustees determined that the overall arrangements between Small-Mid Cap

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Additional Information (unaudited)

Value Fund and Janus Capital and Perkins were fair and reasonable in light of the nature, extent and quality of the services provided by Janus Capital, its affiliates and Perkins, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and the Trustees unanimously approved the continuation of the Current Advisory Agreement for another year.

In considering the Amended Advisory Agreement, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the Amended Advisory Agreement are discussed separately below.

• The Trustees determined that the terms of the Amended Advisory Agreement are substantially similar to those of the Current Advisory Agreement, which the Trustees recently reviewed as part of the Annual Review, and the material changes made to the Amended Advisory Agreement address the proposed change to the benchmark index and the description of the period used for calculating the performance fee in order to allow for continuity of the fee based on Small-Mid Cap Value Fund’s historical performance over a 36-month measurement period.

• As part of the Strategy Change, Small-Mid Cap Value Fund will focus its investments on common stocks of companies that are small- and mid-capitalization stocks. The Trustees determined that the proposed benchmark index, the Russell 2500TM Value Index, is more closely aligned with a small- and mid-cap stock focus than Small-Mid Cap Value Fund’s current benchmark index, the Russell 3000® Value Index.

• Under the Amended Advisory Agreement, the structure of the performance fee was not changing, other than to utilize a different benchmark and performance calculation period to implement the new benchmark over time, and that this structure had been implemented initially for Small-Mid Cap Value Fund based on analysis provided by the independent fee consultant. The Trustees considered the information provided by Janus Capital in this regard, and noted Janus Capital’s belief that this performance fee structure remained reasonable and appropriate for Small-Mid Cap Value Fund. The Trustees concluded that this performance fee structure was reasonable for Small-Mid Cap Value Fund as proposed, and also determined to seek further analysis from their independent fee consultant with respect to this matter. In this regard, Janus Capital agreed to consider further revisions to the proposed performance fee structure should that be needed based on the additional analysis provided.

• As part of the Strategy Change, Perkins will continue to provide sub-advisory services to Small-Mid Cap Value Fund, but will utilize new portfolio managers to implement Small-Mid Cap Value Fund’s focus on common stocks of companies that are small- and mid-capitalization stocks. In this regard, the Trustees noted the information provided by Janus Capital with respect to the qualifications and experience of the new portfolio managers implementing investment strategies similar to the one to be utilized by Small-Mid Cap Value Fund, and also noted that Perkins and the new portfolio managers provide sub-advisory services to other Janus Henderson funds the Trustees oversee.

• The information provided by Janus Capital with respect to (i) the impact of the Amended Advisory Agreement on the potential advisory fees to be paid by Small-Mid Cap Value Fund going forward; and (ii) the potential transaction costs and capital gains to be incurred by Small-Mid Cap Value Fund as part of the efforts to reposition Small-Mid Cap Value Fund’s portfolio to focus its investments on common stocks of companies that are small- and mid-capitalization stocks. In this regard, the Trustees noted that Small-Mid Cap Value Fund’s operating costs were not expected otherwise to materially change under the Amended Advisory Agreement.

• Janus Capital’s reasons for seeking to implement the Strategy Change, including Janus Capital’s belief that current marketplace demands for a small and mid-cap strategy, combined with Perkins’ experience in managing small- and mid-cap stocks, will provide greater opportunity for Small-Mid Cap Value Fund to grow over the long-term, and that the Strategy Change is designed to create asset growth through increased sales for Small-Mid Cap Value Fund, potentially resulting in increased operational efficiencies for Small-Mid Cap Value Fund.

• Janus Capital will pay the fees and expenses related to seeking shareholder approval of the Amended Advisory Agreement, including the costs related to the preparation and distribution of proxy materials, and all other costs incurred in connection with the solicitation of proxies.

After discussion, the Trustees determined that the overall arrangements between Small-Mid Cap Value Fund, Janus Capital, and Perkins under the Amended Advisory Agreement would continue to be fair and reasonable in light of the

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Additional Information (unaudited)

nature, extent, and quality of the services expected to be provided by Janus Capital, its affiliates, and Perkins following the Strategy Change.

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Useful Information About Your Fund Report (unaudited)

Management Commentary

The Management Commentary in this report includes valuable insight as well as statistical information to help you understand how your Fund’s performance and characteristics stack up against those of comparable indices.

If the Fund invests in foreign securities, this report may include information about country exposure. Country exposure is based primarily on the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived.

Please keep in mind that the opinions expressed in the Management Commentary are just that: opinions. They are a reflection based on best judgment at the time this report was compiled, which was December 31, 2019. As the investing environment changes, so could opinions. These views are unique and are not necessarily shared by fellow employees or by Janus Henderson in general.

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of Janus Capital and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Barclays and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

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Useful Information About Your Fund Report (unaudited)

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected. If you compare the Fund’s “Net Decrease from Dividends and Distributions” to “Reinvested Dividends and Distributions,” you will notice that dividends and distributions have little effect on the Fund’s net assets. This is because the majority of the Fund’s investors reinvest their dividends and/or distributions.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the

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Useful Information About Your Fund Report (unaudited)

total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

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Notes

NotesPage1

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Knowledge. Shared

At Janus Henderson, we believe in the sharing of expert insight for better investment and business decisions. We call this ethos Knowledge. Shared.

Learn more by visiting janushenderson.com.

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson, Janus, Henderson, Perkins, Intech and Knowledge. Shared are trademarks of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.

Janus Henderson Distributors

125-24-93012 02-20

SEMIANNUAL REPORT December 31, 2019

Janus Henderson Flexible Bond Fund

Janus Investment Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by contacting a Janus Henderson representative. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by visiting janushenderson.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you do not invest directly with the Fund, you should contact your plan sponsor, broker-dealer, or financial intermediary, to request to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-525-3713 to let the Fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Janus Henderson mutual funds where held (i.e., all Janus Henderson mutual funds held in your account if you invest through your financial intermediary or all Janus Henderson mutual funds held with the fund complex if you invest directly with a fund).

HIGHLIGHTS • Portfolio management perspective • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Flexible Bond Fund

Janus Henderson Flexible Bond Fund (unaudited)

FUND SNAPSHOT

This dynamic core bond fund leverages a bottom-up, fundamentally driven investment process designed to generate risk-adjusted outperformance and capital preservation. Throughout its history, the Fund has utilized an active and flexible approach to manage across a variety of market and rate cycles.

Mayur Saigal co-portfolio manager	Michael Keough co-portfolio manager

PERFORMANCE OVERVIEW

During the six-month period ending December 31, 2019, Janus Henderson Flexible Bond Fund’s Class I Shares returned 3.16% compared with 2.45% for the Fund’s benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index.

INVESTMENT ENVIRONMENT

Fixed income markets broadly became more confident of a soft landing for the U.S. economy as the Federal Reserve (Fed) continued with accommodation. The Fed lowered its policy rate three times over the period and engaged in the purchase of Treasury bills to help stabilize the short-term borrowing market. Corporate credit generated strong performance, with investment-grade outperforming high yield. Generally better-than-expected earnings reports and late-period progress in U.S.-China trade relations contributed to spreads (yields over Treasuries) tightening toward the lows of the current credit cycle. Despite rising in the latter half of the period, Treasury yields ultimately finished lower across the curve. The yield on the 10-year closed December at 1.92%, down from 2.01% in June.

PERFORMANCE DISCUSSION

The Fund outperformed its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, during the six-month period. We maintained our positive outlook on credit markets throughout the period, believing they would be supported by the more accommodative Fed, a healthy consumer and favorable financial conditions. Our optimism was buoyed by our view that the low-yield environment would continue to favor credit products generally, and the downward trend in gross issuance of corporate bonds would continue to benefit that asset class specifically. As corporate bonds fared well over the period, our overweight positions – particularly our exposure to high yield and the lowest tier of investment-grade ratings – were significant contributors to returns.

Given very strong year-to-date returns and less attractive valuations, we opted to take profits, particularly in high yield where we reduced our energy and metals and mining exposure. We increased our focus on higher-quality issuers with stable free-cash-flow-generative business models, such as data centers, and added exposure in the banking sector as aggregate earnings reports confirmed that a stabilizing economy and a steepening yield curve were improving the health of the sector.

Throughout the period, and consistent with our preference to diversify sources of risk in the portfolio, we continued to favor structured securities related to the U.S. consumer. We added mortgage-backed securities, given what we felt were attractive valuations, ending December overweight relative to the benchmark. As we sought to capitalize on a more constructive outlook, and consistent with our view that the U.S. yield curve will be range-bound to slightly steeper from here, we maintained our underweight to U.S. Treasuries, which supported relative outperformance

At the industry level, overweights in technology, food and beverage and metals and mining boosted returns, as did our focus on companies that prioritize sound fundamentals and deleveraging their balance sheets. Within the technology sector, our overweight position in Broadcom benefited from a shift in the company’s long-standing financial policy in which management demonstrated their commitment to maintaining investment-grade ratings and paying down debt. In the food and beverage sector, a position in Campbell’s Soup was another top individual contributor. The company executed asset sales, and bonds benefited from Campbell’s plans to use the proceeds for deleveraging.

While there were no material detractors from relative results, a position in Ford modestly weighed on performance. Slower-than-expected execution of the company’s restructuring plan led Moody’s to downgrade Ford to high yield in September. Mindful that Ford has yet

Janus Investment Fund	1

Janus Henderson Flexible Bond Fund (unaudited)

to take aggressive action to protect its ratings, we exited our position. Our modest cash position also held back results. Cash is not a strategy within the Fund but is a residual of our bottom-up investment process.

OUTLOOK

We remain positive on the U.S. fixed income markets but our outlook for returns is subdued in comparison to 2019. Labor markets and consumer incomes will be important signposts to monitor as we expect stabilization of growth at lower levels, and both geopolitics and the ebb and flow of sentiment shifts will likely cause moments of market volatility. But our base case remains that subdued growth, contained inflation and a strong U.S. consumer – amid the swath of negative-yielding debt globally – should provide stability to the Treasury market and support to the credit markets.

Sector and security selection, however, remain particularly important. Given the relative tightness in corporate bond spreads, we are biased toward higher-quality, cash-flow-generative business models and issuers that are focused on balance sheet improvement. And given the U.S. presidential election could result in significant impact on a variety of industry sectors – including banking, health care and energy – we believe there is a need for diversification of risks at the sector, industry and company levels. As we seek diverse yield sources, we are looking to asset- and mortgage-backed securities tied to the strength of the consumer to offer attractive risk/reward in 2020.

Across the fixed income spectrum, we remain committed to our in-depth, bottom-up research and astute security selection as we strive to deliver strong risk-adjusted returns.

Thank you for your investment in Janus Henderson Flexible Bond Fund.

2	DECEMBER 31, 2019

Janus Henderson Flexible Bond Fund (unaudited)

Fund At A Glance

December 31, 2019

Fund Profile
30-day Current Yield*	Without Reimbursement	With Reimbursement
Class A Shares NAV	1.68%	1.68%
Class A Shares MOP	1.60%	1.60%
Class C Shares**	1.16%	1.16%
Class D Shares	2.05%	2.05%
Class I Shares	2.13%	2.13%
Class N Shares	2.20%	2.20%
Class R Shares	1.46%	1.45%
Class S Shares	1.70%	1.69%
Class T Shares	1.96%	1.96%
Weighted Average Maturity		8.2 Years
Average Effective Duration***		5.8 Years
* Yield will fluctuate.
** Does not include the 1.00% contingent deferred sales charge.
*** A theoretical measure of price volatility.

Ratings† Summary - (% of Total Investments)
AAA	0.2%
AA	45.5%
A	9.9%
BBB	33.9%
BB	3.0%
B	1.1%
Not Rated	5.8%
Other	0.6%

† Credit ratings provided by Standard & Poor's (S&P), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality. "Other" includes cash equivalents, equity securities, and certain derivative instruments.

Significant Areas of Investment - (% of Net Assets)

Asset Allocation - (% of Net Assets)
Corporate Bonds	44.6%
Mortgage-Backed Securities	28.9%
United States Treasury Notes/Bonds	15.5%
Asset-Backed/Commercial Mortgage-Backed Securities	9.8%
Investment Companies	4.8%
Preferred Stocks	0.1%
Other	(3.7)%
100.0%

Janus Investment Fund	3

Janus Henderson Flexible Bond Fund (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended December 31, 2019						Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Ten Year	Since Inception*	Total Annual Fund Operating Expenses‡	Net Annual Fund Operating Expenses‡
Class A Shares at NAV	2.97%	9.26%	2.62%	3.89%	6.43%	1.01%	0.91%
Class A Shares at MOP	-1.94%	4.02%	1.62%	3.38%	6.27%
Class C Shares at NAV	2.65%	8.50%	1.96%	3.16%	5.74%	1.54%	1.54%
Class C Shares at CDSC	1.65%	7.50%	1.96%	3.16%	5.74%
Class D Shares(1)	3.13%	9.48%	2.89%	4.12%	6.51%	0.61%	0.59%
Class I Shares	3.16%	9.56%	2.95%	4.17%	6.52%	0.52%	0.52%
Class N Shares	3.20%	9.66%	3.05%	4.20%	6.53%	0.45%	0.45%
Class R Shares	2.81%	8.83%	2.28%	3.50%	6.04%	1.22%	1.20%
Class S Shares	2.94%	9.10%	2.53%	3.76%	6.29%	0.96%	0.95%
Class T Shares	3.07%	9.50%	2.82%	4.02%	6.48%	0.70%	0.70%
Bloomberg Barclays U.S. Aggregate Bond Index	2.45%	8.72%	3.05%	3.75%	6.23%**
Morningstar Quartile - Class T Shares	-	2nd	3rd	3rd	2nd
Morningstar Ranking - based on total returns for Intermediate Core - Plus Bond Funds	-	251/623	378/527	307/460	28/100

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 4.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

4	DECEMBER 31, 2019

Janus Henderson Flexible Bond Fund (unaudited)

Performance

Net expense ratios reflect the expense waiver, if any, contractually agreed to through October 28, 2020.

Performance may be affected by risks that include those associated with non-diversification, portfolio turnover, short sales, potential conflicts of interest, foreign and emerging markets, initial public offerings (IPOs), high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), derivatives, and commodity-linked investments. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

The Fund will normally invest at least 80% of its net assets, measured at the time of purchase, in the type of securities described by its name.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Class A Shares, Class C Shares, Class R Shares, and Class S Shares commenced operations on July 6, 2009. Performance shown for each class for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class (renamed Class T Shares effective February 16, 2010), calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.

Class D Shares commenced operations on February 16, 2010. Performance shown for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

Class I Shares commenced operations on July 6, 2009. Performance shown for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.

Class N Shares commenced operations on May 31, 2012. Performance shown for periods prior to May 31, 2012, reflects the performance of the Fund’s Class T Shares, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers.

If each share class of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2019 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

Effective December 31, 2019, Michael Keough and Mayur Saigal are Co-Portfolio Managers of the Fund. Effective on or about February 1, 2020, Michael Keough and Greg Wilensky are Co-Portfolio Managers of the Fund.

*The Fund’s inception date – July 7, 1987

‡ As stated in the prospectus. See Financial Highlights for actual expense ratios during the reporting period.

** The Bloomberg Barclays U.S. Aggregate Bond Index’s since inception returns are calculated from June 30, 1987.

(1) Closed to certain new investors.

Janus Investment Fund	5

Janus Henderson Flexible Bond Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/19)	Ending Account Value (12/31/19)	Expenses Paid During Period (7/1/19 - 12/31/19)†	Beginning Account Value (7/1/19)	Ending Account Value (12/31/19)	Expenses Paid During Period (7/1/19 - 12/31/19)†	Net Annualized Expense Ratio (7/1/19 - 12/31/19)
Class A Shares	$1,000.00	$1,029.70	$4.54	$1,000.00	$1,020.66	$4.52	0.89%
Class C Shares	$1,000.00	$1,026.50	$7.69	$1,000.00	$1,017.55	$7.66	1.51%
Class D Shares	$1,000.00	$1,031.30	$3.01	$1,000.00	$1,022.17	$3.00	0.59%
Class I Shares	$1,000.00	$1,031.60	$2.60	$1,000.00	$1,022.57	$2.59	0.51%
Class N Shares	$1,000.00	$1,032.00	$2.30	$1,000.00	$1,022.87	$2.29	0.45%
Class R Shares	$1,000.00	$1,028.10	$6.17	$1,000.00	$1,019.05	$6.14	1.21%
Class S Shares	$1,000.00	$1,029.40	$4.85	$1,000.00	$1,020.36	$4.82	0.95%
Class T Shares	$1,000.00	$1,030.70	$3.52	$1,000.00	$1,021.67	$3.51	0.69%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

6	DECEMBER 31, 2019

Janus Henderson Flexible Bond Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – 9.8%
Angel Oak Mortgage Trust I LLC 2018-2, 3.6740%, 7/27/48 (144A)‡	$1,282,292	$1,289,996
Applebee's Funding LLC / IHOP Funding LLC, 4.1940%, 6/7/49 (144A)	7,550,000	7,643,294
Arroyo Mortgage Trust 2018-1, 3.7630%, 4/25/48 (144A)‡	5,191,750	5,238,229
BANK 2019-BNK24, 2.9600%, 11/15/62	1,656,800	1,695,657
BBCMS 2018-TALL Mortgage Trust,
ICE LIBOR USD 1 Month + 0.7220%, 2.4618%, 3/15/37 (144A)‡	6,586,000	6,552,279
BBCMS Trust 2015-SRCH, 4.1970%, 8/10/35 (144A)	10,155,000	11,133,403
BX Commercial Mortgage Trust 2018-IND,
ICE LIBOR USD 1 Month + 0.7500%, 2.4898%, 11/15/35 (144A)‡	7,293,899	7,287,566
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 0.9200%, 2.6598%, 10/15/36 (144A)‡	9,402,000	9,410,478
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 1.0800%, 2.8198%, 10/15/36 (144A)‡	1,420,000	1,421,405
BX Trust 2019-OC11, 3.2020%, 12/9/41 (144A)	8,590,000	8,804,945
BX Trust 2019-OC11, 3.6050%, 12/9/41 (144A)	4,295,000	4,396,685
BX Trust 2019-OC11, 3.8560%, 12/9/41 (144A)	4,295,000	4,411,345
BX Trust 2019-OC11, 4.0755%, 12/9/41 (144A)	6,443,000	6,551,558
BX Trust 2019-OC11, 4.0755%, 12/9/41 (144A)	1,639,000	1,582,021
BXP Trust 2017-GM, 3.3790%, 6/13/39 (144A)	4,909,000	5,143,086
Chase Home Lending Mortgage Trust 2019-ATR2,
ICE LIBOR USD 1 Month + 0.9000%, 2.6920%, 7/25/49 (144A)‡	1,518,158	1,511,703
Connecticut Avenue Securities Trust 2019-R03,
ICE LIBOR USD 1 Month + 2.1500%, 3.9420%, 9/25/31 (144A)‡	7,003,499	7,044,284
Connecticut Avenue Securities Trust 2019-R04,
ICE LIBOR USD 1 Month + 2.1000%, 3.8920%, 6/25/39 (144A)‡	2,485,000	2,499,566
Connecticut Avenue Securities Trust 2019-R05,
ICE LIBOR USD 1 Month + 2.0000%, 3.7920%, 7/25/39 (144A)‡	3,965,691	3,990,044
Connecticut Avenue Securities Trust 2019-R07,
ICE LIBOR USD 1 Month + 2.1000%, 3.8920%, 10/25/39 (144A)‡	934,000	942,948
Credit Acceptance Auto Loan Trust 2018-2, 3.9400%, 7/15/27 (144A)	6,241,000	6,398,962
DB Master Finance LLC, 3.7870%, 5/20/49 (144A)	4,428,745	4,519,024
DB Master Finance LLC, 4.0210%, 5/20/49 (144A)	1,809,905	1,848,557
DB Master Finance LLC, 4.3520%, 5/20/49 (144A)	3,581,005	3,726,971
Domino's Pizza Master Issuer LLC, 3.0820%, 7/25/47 (144A)	1,599,360	1,599,966
Domino's Pizza Master Issuer LLC, 4.1180%, 7/25/47 (144A)	1,582,700	1,640,266
Domino's Pizza Master Issuer LLC, 4.1160%, 7/25/48 (144A)	7,444,763	7,628,020
Domino's Pizza Master Issuer LLC, 4.3280%, 7/25/48 (144A)	1,342,013	1,391,866
Domino's Pizza Master Issuer LLC, 3.6680%, 10/25/49 (144A)	13,901,000	13,874,305
Drive Auto Receivables Trust 2017-1, 5.1700%, 9/16/24	6,197,000	6,360,168
Drive Auto Receivables Trust 2017-2, 5.2700%, 11/15/24	4,659,000	4,793,199
Drive Auto Receivables Trust 2017-A, 4.1600%, 5/15/24 (144A)	4,235,000	4,298,559
Drive Auto Receivables Trust 2019-1, 4.0900%, 6/15/26	2,087,000	2,142,427
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 1.1500%, 2.9420%, 9/25/29‡	291,991	292,206
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 0.9500%, 2.7420%, 10/25/29‡	404,539	405,009
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 0.6000%, 2.3920%, 7/25/30‡	1,281,425	1,281,132
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 0.7200%, 2.5120%, 1/25/31‡	216,153	216,169
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 2.0000%, 3.7920%, 3/25/31‡	8,084,089	8,098,524
Fannie Mae Connecticut Avenue Securities 2018-C04,
ICE LIBOR USD 1 Month + 0.7500%, 2.5420%, 2/25/30‡	116,857	116,856
Fannie Mae Pool, 3.0000%, 10/1/49	8,009,718	8,124,917
Fannie Mae REMICS, 3.0000%, 5/25/48	10,677,729	10,910,281
Fannie Mae REMICS, 3.0000%, 11/25/49	15,211,180	15,588,352
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 1.3500%, 3.1420%, 3/25/29‡	296,672	297,776

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Flexible Bond Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 1.2000%, 2.9920%, 7/25/29‡	$1,223,796	$1,225,951
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 0.7500%, 2.5420%, 3/25/30‡	266,589	266,649
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 1.8000%, 3.5920%, 7/25/30‡	5,869,028	5,875,035
Great Wolf Trust, 2.7560%, 12/15/36 (144A)	2,050,000	2,046,907
Great Wolf Trust, 3.0560%, 12/15/36 (144A)	2,296,000	2,293,373
Great Wolf Trust, 3.3550%, 12/15/36 (144A)	2,558,000	2,554,987
Great Wolf Trust, 3.6550%, 12/15/36 (144A)	1,952,000	1,950,197
Jack in the Box Funding, LLC 2019-1A A23, 4.9700%, 8/25/49 (144A)	7,122,861	7,257,658
Jack in the Box Funding, LLC 2019-1A A2I, 3.9820%, 8/25/49 (144A)	7,040,600	7,089,618
Jack in the Box Funding, LLC 2019-1A A2II, 4.4760%, 8/25/49 (144A)	7,115,000	7,176,136
JP Morgan Mortgage Trust,
ICE LIBOR USD 1 Month + 0.9000%, 2.6920%, 11/25/49 (144A)‡	1,034,292	1,031,167
JP Morgan Mortgage Trust,
ICE LIBOR USD 1 Month + 0.9000%, 2.6920%, 12/25/49 (144A)‡	1,697,224	1,659,913
JP Morgan Mortgage Trust 2019-7,
ICE LIBOR USD 1 Month + 0.9000%, 2.6920%, 2/25/50 (144A)‡	3,069,073	3,059,739
JP Morgan Mortgage Trust 2019-LTV2,
ICE LIBOR USD 1 Month + 0.9000%, 2.6920%, 12/25/49 (144A)‡	4,253,989	4,236,754
Mello Warehouse Securitization Trust 2018-1,
ICE LIBOR USD 1 Month + 0.8500%, 2.6420%, 11/25/51 (144A)‡	14,422,667	14,429,809
New Residential Mortgage Loan Trust 2018-2, 4.5000%, 2/25/58 (144A)‡	6,132,429	6,408,327
OneMain Direct Auto Receivables Trust 2018-1, 3.8500%, 10/14/25 (144A)	2,548,000	2,605,057
OneMain Direct Auto Receivables Trust 2018-1, 4.4000%, 1/14/28 (144A)	2,767,000	2,871,637
Planet Fitness Master Issuer LLC, 3.8580%, 12/5/49 (144A)	6,676,000	6,585,708
PRPM 2019-GS1, 3.5000%, 10/25/24 (144A)‡	4,186,762	4,180,074
PRPM LLC, 3.3510%, 11/25/24 (144A)Ç	3,920,614	3,954,605
Santander Drive Auto Receivables Trust 2016-3, 4.2900%, 2/15/24	13,359,000	13,574,463
Santander Drive Auto Receivables Trust 2018-1, 4.3700%, 5/15/25 (144A)	21,155,000	21,480,690
Station Place Securitization Trust Series 2019-10, 2.6799%, 10/24/20‡	15,770,000	15,770,047
Station Place Securitization Trust Series 2019-4, 2.6799%, 6/24/20‡	16,779,000	16,788,853
Station Place Securitization Trust Series 2019-WL1,
ICE LIBOR USD 1 Month + 1.2000%, 2.9080%, 8/25/52 (144A)‡	3,029,000	3,029,403
Station Place Securitization Trust Series 2019-WL1,
ICE LIBOR USD 1 Month + 1.4000%, 3.1080%, 8/25/52 (144A)‡	6,118,000	6,118,812
Taco Bell Funding LLC, 4.9400%, 11/25/48 (144A)	1,507,770	1,617,899
Towd Point Asset Funding, LLC 2019-HE1 A1,
ICE LIBOR USD 1 Month + 0.9000%, 2.6920%, 4/25/48 (144A)‡	6,649,042	6,677,657
Wendy's Funding LLC, 3.5730%, 3/15/48 (144A)	2,722,440	2,747,728
Wendy's Funding LLC, 3.8840%, 3/15/48 (144A)	714,420	725,438
Wendy's Funding LLC, 3.7830%, 6/15/49 (144A)	3,950,150	4,031,393
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $383,018,778)		385,425,688
Corporate Bonds – 44.6%
Banking – 7.0%
Bank of America Corp, ICE LIBOR USD 3 Month + 1.0600%, 3.5590%, 4/23/27‡	16,891,000	17,839,357
Bank of America Corp, ICE LIBOR USD 3 Month + 1.5120%, 3.7050%, 4/24/28‡	18,613,000	19,880,467
Bank of America Corp, ICE LIBOR USD 3 Month + 1.2100%, 3.9740%, 2/7/30‡	12,403,000	13,625,171
BNP Paribas SA, ICE LIBOR USD 3 Month + 2.2350%, 4.7050%, 1/10/25 (144A)‡	5,841,000	6,322,373
BNP Paribas SA, ICE LIBOR USD 3 Month + 1.1110%, 2.8190%, 11/19/25 (144A)‡	3,968,000	4,011,344
CIT Bank NA, SOFR + 1.7150%, 2.9690%, 9/27/25‡	9,628,000	9,603,930
CIT Group Inc, 5.2500%, 3/7/25	3,988,000	4,386,800
Citigroup Inc, ICE LIBOR USD 3 Month + 1.5630%, 3.8870%, 1/10/28‡	11,671,000	12,562,895
Citigroup Inc, SOFR + 1.4220%, 2.9760%, 11/5/30‡	11,491,000	11,652,098
Citizens Financial Group Inc, 3.7500%, 7/1/24	6,340,000	6,579,316
Citizens Financial Group Inc, 4.3500%, 8/1/25	4,365,000	4,700,204
Citizens Financial Group Inc, 4.3000%, 12/3/25	5,526,000	5,932,920
Credit Suisse Group AG, 4.2820%, 1/9/28 (144A)	9,034,000	9,819,280

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	DECEMBER 31, 2019

Janus Henderson Flexible Bond Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Banking – (continued)
Goldman Sachs Group Inc,
US Treasury Yield Curve Rate + 3.2240%, 4.9500%‡,µ	$5,998,000	$6,213,928
JPMorgan Chase & Co, ICE LIBOR USD 3 Month + 1.2450%, 3.9600%, 1/29/27‡	19,621,000	21,274,864
JPMorgan Chase & Co, ICE LIBOR USD 3 Month + 1.3300%, 4.4520%, 12/5/29‡	24,667,000	28,035,957
JPMorgan Chase & Co, ICE LIBOR USD 3 Month + 1.1600%, 3.7020%, 5/6/30‡	10,693,000	11,504,047
JPMorgan Chase & Co, SOFR + 1.5100%, 2.7390%, 10/15/30‡	7,620,000	7,609,079
Morgan Stanley, 3.9500%, 4/23/27	11,088,000	11,883,347
Morgan Stanley, ICE LIBOR USD 3 Month + 1.6280%, 4.4310%, 1/23/30‡	19,102,000	21,576,721
Synchrony Financial, 4.3750%, 3/19/24	1,911,000	2,037,385
Synchrony Financial, 3.9500%, 12/1/27	11,242,000	11,802,235
Synchrony Financial, 5.1500%, 3/19/29	9,866,000	11,211,838
Wells Fargo & Co, ICE LIBOR USD 3 Month + 1.1700%, 2.8790%, 10/30/30‡	13,713,000	13,787,381
		273,852,937
Basic Industry – 1.4%
Allegheny Technologies Inc, 5.8750%, 12/1/27	7,985,000	8,384,250
Constellium NV, 5.7500%, 5/15/24 (144A)	10,178,000	10,457,895
Georgia-Pacific LLC, 3.1630%, 11/15/21 (144A)	14,795,000	15,070,061
Reliance Steel & Aluminum Co, 4.5000%, 4/15/23	11,297,000	11,934,119
Steel Dynamics Inc, 5.5000%, 10/1/24	2,913,000	3,000,658
WRKCo Inc, 4.9000%, 3/15/29	6,249,000	7,103,229
		55,950,212
Beverages – 0.2%
Diageo Capital PLC, 2.3750%, 10/24/29	9,739,000	9,594,343
Brokerage – 0.7%
Cboe Global Markets Inc, 3.6500%, 1/12/27	10,667,000	11,444,886
Raymond James Financial Inc, 5.6250%, 4/1/24	3,597,000	4,050,276
Raymond James Financial Inc, 4.9500%, 7/15/46	9,806,000	11,431,917
		26,927,079
Capital Goods – 2.4%
Ball Corp, 4.3750%, 12/15/20	7,775,000	7,938,197
Boeing Co, 2.2500%, 6/15/26	2,239,000	2,209,502
Boeing Co, 3.2500%, 3/1/28	2,012,000	2,092,921
Boeing Co, 3.2000%, 3/1/29	14,858,000	15,474,337
Boeing Co, 3.6000%, 5/1/34	10,527,000	11,258,468
General Electric Co, 6.7500%, 3/15/32	4,617,000	5,922,206
Huntington Ingalls Industries Inc, 5.0000%, 11/15/25 (144A)	18,746,000	19,589,570
Wabtec Corp, 4.4000%, 3/15/24	6,659,000	7,069,731
Wabtec Corp, 3.4500%, 11/15/26	5,844,000	5,906,361
Wabtec Corp, 4.9500%, 9/15/28	14,471,000	15,910,071
		93,371,364
Communications – 5.2%
AT&T Inc, 3.6000%, 7/15/25	912,000	964,499
AT&T Inc, 4.3500%, 3/1/29	8,956,000	9,950,423
AT&T Inc, 4.8500%, 3/1/39	7,686,000	8,844,001
AT&T Inc, 4.7500%, 5/15/46	8,438,000	9,521,808
CenturyLink Inc, 6.4500%, 6/15/21	7,092,000	7,423,551
CenturyLink Inc, 5.8000%, 3/15/22	3,791,000	3,985,365
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.0500%, 3/30/29	19,107,000	21,651,568
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.4840%, 10/23/45	2,062,000	2,571,480
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.3750%, 5/1/47	1,649,000	1,844,864
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.8000%, 3/1/50	9,557,000	10,042,841
Comcast Corp, 3.1500%, 3/1/26	3,324,000	3,481,539
Comcast Corp, 4.1500%, 10/15/28	2,499,000	2,811,090
Comcast Corp, 2.6500%, 2/1/30	4,095,000	4,106,241
Comcast Corp, 4.2500%, 10/15/30	8,080,000	9,224,887

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Flexible Bond Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Communications – (continued)
Comcast Corp, 4.6000%, 10/15/38	$8,352,000	$9,934,172
Comcast Corp, 4.9500%, 10/15/58	2,696,000	3,500,564
Crown Castle International Corp, 3.6500%, 9/1/27	4,885,000	5,163,747
Crown Castle International Corp, 4.3000%, 2/15/29	6,074,000	6,723,106
Crown Castle International Corp, 3.1000%, 11/15/29	11,224,000	11,349,939
CSC Holdings LLC, 6.5000%, 2/1/29 (144A)	9,277,000	10,343,855
Level 3 Financing Inc, 3.8750%, 11/15/29 (144A)	10,613,000	10,692,597
T-Mobile USA Inc, 6.3750%, 3/1/25	10,987,000	11,353,197
Verizon Communications Inc, 2.6250%, 8/15/26	8,273,000	8,392,973
Verizon Communications Inc, 4.3290%, 9/21/28	10,227,000	11,591,582
Verizon Communications Inc, 4.8620%, 8/21/46	3,670,000	4,542,109
Verizon Communications Inc, 4.5220%, 9/15/48	1,355,000	1,620,684
Viacom Inc, 5.8500%, 9/1/43	10,172,000	12,711,600
		204,344,282
Consumer Cyclical – 4.3%
AutoZone Inc, 3.7500%, 4/18/29	9,334,000	9,875,036
Choice Hotels International Inc, 3.7000%, 12/1/29	8,215,000	8,274,887
Experian Finance PLC, 2.7500%, 3/8/30 (144A)	20,064,000	19,736,607
General Motors Co, 4.2000%, 10/1/27	3,051,000	3,187,302
General Motors Co, 5.0000%, 10/1/28	8,076,000	8,787,265
General Motors Co, 5.4000%, 4/1/48	3,244,000	3,350,637
General Motors Co, 5.9500%, 4/1/49	2,505,000	2,769,550
General Motors Financial Co Inc, 4.3500%, 4/9/25	3,993,000	4,276,078
General Motors Financial Co Inc, 4.3000%, 7/13/25	1,995,000	2,130,920
General Motors Financial Co Inc, 4.3500%, 1/17/27	5,220,000	5,481,937
GLP Capital LP / GLP Financing II Inc, 3.3500%, 9/1/24	1,552,000	1,584,142
GLP Capital LP / GLP Financing II Inc, 5.2500%, 6/1/25	3,179,000	3,489,270
GLP Capital LP / GLP Financing II Inc, 5.3750%, 4/15/26	3,689,000	4,077,821
GLP Capital LP / GLP Financing II Inc, 4.0000%, 1/15/30	10,460,000	10,676,522
IHS Markit Ltd, 5.0000%, 11/1/22 (144A)	4,660,000	4,964,949
IHS Markit Ltd, 4.7500%, 2/15/25 (144A)	12,735,000	13,911,969
IHS Markit Ltd, 4.0000%, 3/1/26 (144A)	4,838,000	5,101,477
McDonald's Corp, 2.6250%, 9/1/29	9,768,000	9,767,289
McDonald's Corp, 3.6250%, 9/1/49	4,975,000	5,043,553
MDC Holdings Inc, 5.5000%, 1/15/24	8,694,000	9,454,725
MGM Resorts International, 7.7500%, 3/15/22	2,885,000	3,216,775
Nordstrom Inc, 4.3750%, 4/1/30	9,835,000	10,015,862
O'Reilly Automotive Inc, 3.6000%, 9/1/27	217,000	231,361
O'Reilly Automotive Inc, 4.3500%, 6/1/28	1,675,000	1,867,905
O'Reilly Automotive Inc, 3.9000%, 6/1/29	9,792,000	10,686,281
Starbucks Corp, 4.4500%, 8/15/49	6,389,000	7,387,199
		169,347,319
Consumer Non-Cyclical – 8.5%
AbbVie Inc, 2.6000%, 11/21/24 (144A)	5,957,000	5,991,103
AbbVie Inc, 2.9500%, 11/21/26 (144A)	6,276,000	6,369,852
AbbVie Inc, 3.2000%, 11/21/29 (144A)	5,879,000	5,977,029
AbbVie Inc, 4.0500%, 11/21/39 (144A)	7,245,000	7,656,583
AbbVie Inc, 4.2500%, 11/21/49 (144A)	4,172,000	4,390,793
Allergan Finance LLC, 3.2500%, 10/1/22	7,142,000	7,296,293
Allergan Funding SCS, 3.4500%, 3/15/22	10,007,000	10,232,758
Allergan Funding SCS, 3.8000%, 3/15/25	6,294,000	6,608,214
Allergan Inc/United States, 2.8000%, 3/15/23	733,000	738,346
Anheuser-Busch InBev Worldwide Inc, 4.7500%, 1/23/29	15,381,000	17,805,928
Boston Scientific Corp, 3.7500%, 3/1/26	4,802,000	5,142,269
Boston Scientific Corp, 4.0000%, 3/1/29	4,162,000	4,600,027
Boston Scientific Corp, 4.7000%, 3/1/49	3,738,000	4,534,421
Bristol-Myers Squibb Co, 3.4000%, 7/26/29 (144A)	4,471,000	4,777,915
Bristol-Myers Squibb Co, 4.1250%, 6/15/39 (144A)	3,228,000	3,716,412
Bristol-Myers Squibb Co, 4.2500%, 10/26/49 (144A)	5,545,000	6,561,448

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

10	DECEMBER 31, 2019

Janus Henderson Flexible Bond Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Consumer Non-Cyclical – (continued)
Campbell Soup Co, 3.9500%, 3/15/25	$3,666,000	$3,902,653
Campbell Soup Co, 4.1500%, 3/15/28	7,871,000	8,535,243
Campbell Soup Co, 4.8000%, 3/15/48	8,152,000	9,414,157
CVS Health Corp, 4.1000%, 3/25/25	14,112,000	15,137,122
CVS Health Corp, 3.0000%, 8/15/26	1,152,000	1,173,974
CVS Health Corp, 4.3000%, 3/25/28	7,948,000	8,673,139
CVS Health Corp, 3.2500%, 8/15/29	1,862,000	1,889,718
CVS Health Corp, 5.0500%, 3/25/48	6,470,000	7,644,183
DH Europe Finance II Sarl, 2.2000%, 11/15/24	4,261,000	4,262,732
DH Europe Finance II Sarl, 2.6000%, 11/15/29	2,337,000	2,324,937
DH Europe Finance II Sarl, 3.4000%, 11/15/49	3,007,000	3,053,107
Elanco Animal Health Inc, 4.2720%, 8/28/23	4,184,000	4,416,907
Elanco Animal Health Inc, 4.9000%, 8/28/28	4,504,000	4,895,305
General Mills Inc, 4.2000%, 4/17/28	12,922,000	14,386,745
Hasbro Inc, 3.0000%, 11/19/24	4,668,000	4,687,693
Hasbro Inc, 3.5500%, 11/19/26	6,205,000	6,241,703
Hasbro Inc, 3.9000%, 11/19/29	16,716,000	16,816,208
HCA Inc, 4.5000%, 2/15/27	10,388,000	11,191,904
HCA Inc, 4.1250%, 6/15/29	24,429,000	25,885,696
HCA Inc, 5.1250%, 6/15/39	4,343,000	4,793,017
Keurig Dr Pepper Inc, 4.5970%, 5/25/28	10,315,000	11,568,998
Keurig Dr Pepper Inc, 5.0850%, 5/25/48	4,115,000	4,942,888
Kraft Heinz Foods Co, 3.0000%, 6/1/26	19,473,000	19,457,353
Kraft Heinz Foods Co, 4.6250%, 1/30/29	3,597,000	3,952,262
Kraft Heinz Foods Co, 4.3750%, 6/1/46	8,145,000	8,005,749
Mars Inc, 2.7000%, 4/1/25 (144A)	4,814,000	4,921,514
Mars Inc, 3.2000%, 4/1/30 (144A)	5,850,000	6,187,011
Mars Inc, 4.2000%, 4/1/59 (144A)	5,120,000	5,834,369
Mondelez International Holdings Netherlands BV, 2.2500%, 9/19/24 (144A)	8,257,000	8,227,435
		334,823,113
Electric – 1.6%
NRG Energy Inc, 3.7500%, 6/15/24 (144A)	10,759,000	11,116,065
NRG Energy Inc, 7.2500%, 5/15/26	14,976,000	16,361,280
NRG Energy Inc, 6.6250%, 1/15/27	5,438,000	5,900,230
Oncor Electric Delivery Co LLC, 3.7000%, 11/15/28	6,785,000	7,417,560
Oncor Electric Delivery Co LLC, 3.8000%, 6/1/49	9,340,000	10,122,844
PPL WEM Ltd / Western Power Distribution Ltd, 5.3750%, 5/1/21 (144A)	9,144,000	9,411,947
Vistra Operations Co LLC, 5.5000%, 9/1/26 (144A)	4,246,000	4,500,760
		64,830,686
Energy – 4.2%
Cheniere Corpus Christi Holdings LLC, 3.7000%, 11/15/29 (144A)	18,076,000	18,433,583
Continental Resources Inc/OK, 5.0000%, 9/15/22	11,444,000	11,520,262
Continental Resources Inc/OK, 4.5000%, 4/15/23	7,184,000	7,501,747
Energy Transfer Operating LP, 5.8750%, 1/15/24	5,955,000	6,588,218
Energy Transfer Operating LP, 5.5000%, 6/1/27	1,095,000	1,229,747
Energy Transfer Operating LP, 6.0000%, 6/15/48	8,759,000	10,192,436
EQM Midstream Partners LP, 5.5000%, 7/15/28	10,672,000	10,477,320
Hess Corp, 4.3000%, 4/1/27	9,282,000	9,898,020
Hess Midstream Operations LP, 5.1250%, 6/15/28 (144A)	13,658,000	13,828,725
HollyFrontier Corp, 5.8750%, 4/1/26	8,501,000	9,575,617
Kinder Morgan Inc/DE, 4.3000%, 3/1/28	2,642,000	2,879,016
Kinder Morgan Inc/DE, 5.5500%, 6/1/45	1,844,000	2,204,322
Kinder Morgan Inc/DE, 5.2000%, 3/1/48	2,800,000	3,241,995
NGPL PipeCo LLC, 4.3750%, 8/15/22 (144A)	14,435,000	14,986,485
NGPL PipeCo LLC, 4.8750%, 8/15/27 (144A)	12,863,000	13,655,462
Plains All American Pipeline LP / PAA Finance Corp, 4.6500%, 10/15/25	14,116,000	15,110,175
Sabine Pass Liquefaction LLC, 4.2000%, 3/15/28	4,528,000	4,794,268

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson Flexible Bond Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Energy – (continued)
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp,
4.7500%, 10/1/23 (144A)	$7,330,000	$7,311,675
		163,429,073
Finance Companies – 0.5%
GE Capital International Funding Co Unlimited Co, 4.4180%, 11/15/35	20,221,000	21,530,833
Financial Institutions – 0.3%
Jones Lang LaSalle Inc, 4.4000%, 11/15/22	9,787,000	10,214,525
Government Sponsored – 0.1%
Petroleos Mexicanos, 6.8400%, 1/23/30 (144A)	2,178,000	2,322,489
Petroleos Mexicanos, 7.6900%, 1/23/50 (144A)	1,992,000	2,173,949
		4,496,438
Industrial Conglomerates – 0.3%
General Electric Co, ICE LIBOR USD 3 Month + 3.3300%, 5.0000%‡,µ	12,035,000	11,787,801
Insurance – 1.1%
Brown & Brown Inc, 4.5000%, 3/15/29	4,844,000	5,324,723
Centene Corp, 6.1250%, 2/15/24	11,606,000	12,041,225
Centene Corp, 4.2500%, 12/15/27 (144A)	10,350,000	10,647,562
Centene Corp, 4.6250%, 12/15/29 (144A)	15,700,000	16,545,445
		44,558,955
Real Estate Investment Trusts (REITs) – 0.6%
CyrusOne LP / CyrusOne Finance Corp, 2.9000%, 11/15/24	4,747,000	4,765,228
CyrusOne LP / CyrusOne Finance Corp, 3.4500%, 11/15/29	10,227,000	10,255,022
Reckson Operating Partnership LP, 7.7500%, 3/15/20	7,130,000	7,208,542
		22,228,792
Technology – 6.2%
Broadcom Corp / Broadcom Cayman Finance Ltd, 3.8750%, 1/15/27	1,161,000	1,204,720
Broadcom Inc, 4.2500%, 4/15/26 (144A)	6,548,000	6,957,137
Broadcom Inc, 4.7500%, 4/15/29 (144A)	6,133,000	6,705,940
Broadridge Financial Solutions Inc, 2.9000%, 12/1/29	13,281,000	13,264,819
Cadence Design Systems Inc, 4.3750%, 10/15/24	20,277,000	21,634,637
Equifax Inc, 2.6000%, 12/1/24	13,598,000	13,670,637
Equinix Inc, 2.6250%, 11/18/24	4,408,000	4,416,199
Equinix Inc, 2.9000%, 11/18/26	3,690,000	3,696,458
Equinix Inc, 3.2000%, 11/18/29	8,300,000	8,330,876
Fidelity National Information Services Inc, 3.7500%, 5/21/29	2,969,000	3,246,013
Global Payments Inc, 3.2000%, 8/15/29	2,646,000	2,698,628
Global Payments Inc, 4.1500%, 8/15/49	1,991,000	2,123,247
Keysight Technologies Inc, 3.0000%, 10/30/29	9,657,000	9,674,814
Lam Research Corp, 4.0000%, 3/15/29	1,770,000	1,948,975
Marvell Technology Group Ltd, 4.2000%, 6/22/23	3,463,000	3,654,755
Marvell Technology Group Ltd, 4.8750%, 6/22/28	13,963,000	15,410,722
Micron Technology Inc, 4.9750%, 2/6/26	4,216,000	4,676,613
Micron Technology Inc, 5.3270%, 2/6/29	8,630,000	9,890,896
PayPal Holdings Inc, 2.4000%, 10/1/24	4,556,000	4,598,362
PayPal Holdings Inc, 2.6500%, 10/1/26	11,664,000	11,814,605
PayPal Holdings Inc, 2.8500%, 10/1/29	16,041,000	16,121,513
Qorvo Inc, 5.5000%, 7/15/26	7,154,000	7,619,010
Total System Services Inc, 4.8000%, 4/1/26	18,860,000	20,964,998
Trimble Inc, 4.7500%, 12/1/24	19,181,000	20,703,703
Trimble Inc, 4.9000%, 6/15/28	19,142,000	20,886,389
Verisk Analytics Inc, 5.5000%, 6/15/45	6,770,000	8,402,758
		244,317,424
Total Corporate Bonds (cost $1,659,724,990)		1,755,605,176
Mortgage-Backed Securities – 28.9%
Fannie Mae:
3.0000%, 11/25/24	5,505,000	5,741,770
3.5000%, 8/25/33	17,593,000	18,240,598
4.0000%, 12/25/33	2,591,000	2,655,516

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

12	DECEMBER 31, 2019

Janus Henderson Flexible Bond Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Fannie Mae – (continued)
3.5000%, 7/25/49	$31,414,099	$31,855,781
		58,493,665
Fannie Mae Pool:
2.5000%, 9/1/34	79,624	80,616
2.5000%, 9/1/34	61,916	62,687
2.5000%, 10/1/34	123,136	124,670
3.0000%, 10/1/34	63,383	65,275
2.5000%, 11/1/34	4,193,549	4,248,394
2.5000%, 1/1/35	9,769,776	9,859,063
6.0000%, 2/1/37	1,312,883	1,517,028
3.5000%, 10/1/42	6,506,859	6,850,075
4.5000%, 11/1/42	1,535,464	1,667,979
3.5000%, 12/1/42	14,425,780	15,186,693
3.0000%, 1/1/43	273,185	281,436
3.0000%, 2/1/43	518,318	533,281
3.5000%, 2/1/43	20,640,319	21,729,028
3.5000%, 4/1/44	7,631,166	8,100,171
5.0000%, 7/1/44	9,038,804	9,909,281
4.5000%, 10/1/44	3,108,303	3,429,435
4.5000%, 3/1/45	4,997,164	5,513,443
4.5000%, 6/1/45	2,952,154	3,198,838
3.5000%, 12/1/45	6,997,690	7,436,246
4.5000%, 2/1/46	6,026,032	6,546,096
3.5000%, 7/1/46	12,913,848	13,613,858
3.5000%, 7/1/46	40,786	42,839
3.5000%, 8/1/46	128,386	134,510
3.0000%, 9/1/46	5,623,889	5,785,584
4.0000%, 10/1/46	505,441	533,250
3.0000%, 11/1/46	2,668,277	2,736,574
3.0000%, 11/1/46	2,653,751	2,721,676
3.0000%, 11/1/46	35,168	35,993
3.0000%, 1/1/47	20,885,798	21,486,298
3.0000%, 2/1/47	78,318,179	80,569,951
3.0000%, 2/1/47	19,838,623	20,467,051
4.0000%, 5/1/47	3,788,240	3,983,338
4.5000%, 5/1/47	1,087,137	1,179,459
4.5000%, 5/1/47	873,175	937,274
4.5000%, 5/1/47	853,487	918,228
4.5000%, 5/1/47	677,915	727,681
4.5000%, 5/1/47	656,996	712,789
4.5000%, 5/1/47	521,467	561,023
4.5000%, 5/1/47	333,410	358,700
4.5000%, 5/1/47	195,289	211,874
4.5000%, 5/1/47	181,661	197,088
4.0000%, 6/1/47	2,255,118	2,371,259
4.0000%, 6/1/47	1,085,539	1,143,683
4.0000%, 6/1/47	1,005,052	1,056,813
4.0000%, 6/1/47	485,965	511,995
4.5000%, 6/1/47	3,569,843	3,801,016
4.5000%, 6/1/47	385,081	417,783
4.0000%, 7/1/47	1,818,880	1,912,555
4.0000%, 7/1/47	1,647,440	1,732,285
4.0000%, 7/1/47	644,183	677,359
4.0000%, 7/1/47	419,641	441,252
4.5000%, 7/1/47	2,692,699	2,867,070
4.5000%, 7/1/47	2,051,732	2,184,596
4.5000%, 7/1/47	1,908,703	2,032,305
3.5000%, 8/1/47	5,783,105	6,007,314
3.5000%, 8/1/47	20,881	21,869

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson Flexible Bond Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
4.0000%, 8/1/47	$9,794,950	$10,299,400
4.0000%, 8/1/47	3,294,310	3,463,971
4.0000%, 8/1/47	2,019,287	2,123,282
4.5000%, 8/1/47	3,042,871	3,239,919
4.5000%, 8/1/47	526,497	560,592
4.0000%, 9/1/47	938,179	986,496
4.5000%, 9/1/47	2,800,857	2,982,233
4.5000%, 9/1/47	1,633,258	1,739,023
4.5000%, 9/1/47	1,588,524	1,691,392
4.0000%, 10/1/47	4,628,587	4,866,964
4.0000%, 10/1/47	3,975,663	4,180,414
4.0000%, 10/1/47	3,962,652	4,166,733
4.0000%, 10/1/47	2,501,079	2,629,887
4.0000%, 10/1/47	2,091,009	2,198,698
4.5000%, 10/1/47	379,945	404,549
4.5000%, 10/1/47	187,653	199,804
4.0000%, 11/1/47	8,529,988	9,045,992
4.0000%, 11/1/47	5,745,261	6,041,148
4.0000%, 11/1/47	1,605,482	1,688,166
4.5000%, 11/1/47	2,092,016	2,227,489
3.5000%, 12/1/47	29,430,466	30,823,598
3.5000%, 1/1/48	14,753,710	15,452,097
4.0000%, 1/1/48	913,580	971,811
3.0000%, 2/1/48	603,734	623,284
4.5000%, 3/1/48	2,785,943	2,954,047
3.5000%, 4/1/48	10,171,597	10,653,084
4.0000%, 4/1/48	46,935	49,774
4.5000%, 4/1/48	2,436,778	2,583,813
3.0000%, 5/1/48	326,798	334,459
4.0000%, 5/1/48	18,382,371	19,187,335
4.5000%, 5/1/48	1,761,289	1,867,565
4.5000%, 5/1/48	1,759,134	1,865,280
4.5000%, 6/1/48	1,895,469	2,009,841
4.0000%, 10/1/48	18,181	19,233
3.5000%, 1/1/49	9,760,476	10,202,871
4.0000%, 2/1/49	6,453,097	6,881,845
4.0000%, 2/1/49	4,221,022	4,405,861
4.0000%, 5/1/49	5,003,742	5,336,194
3.5000%, 7/1/49	48,705	50,158
3.0000%, 8/1/49	2,937,744	3,008,921
3.0000%, 8/1/49	839,748	860,093
3.0000%, 9/1/49	1,108,498	1,127,910
3.0000%, 9/1/49	774,849	789,769
4.0000%, 9/1/49	5,478,714	5,769,590
3.0000%, 1/1/50	3,946,528	4,005,523
3.5000%, 8/1/56	30,637,344	32,303,967
3.0000%, 2/1/57	15,562,969	15,986,408
		536,294,410
Freddie Mac Gold Pool:
3.0000%, 2/1/31	3,143,093	3,237,808
6.0000%, 4/1/40	2,395,679	2,779,314
4.5000%, 5/1/44	2,849,666	3,089,972
4.0000%, 2/1/46	5,929,797	6,290,551
3.5000%, 4/1/47	90,000	94,933
3.5000%, 9/1/47	21,541,105	22,630,592
3.5000%, 9/1/47	6,248,306	6,494,608
3.5000%, 9/1/47	74,492	77,429
3.5000%, 9/1/47	42,087	43,746
3.5000%, 12/1/47	24,298,389	25,619,620

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

14	DECEMBER 31, 2019

Janus Henderson Flexible Bond Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Freddie Mac Gold Pool – (continued)
3.5000%, 3/1/48	$6,218,354	$6,518,780
3.5000%, 4/1/48	1,971,445	2,066,691
3.5000%, 8/1/48	23,783,893	24,932,958
5.0000%, 9/1/48	1,387,621	1,485,959
3.5000%, 11/1/48	8,065,798	8,473,743
4.0000%, 1/1/49	98,500	105,886
		113,942,590
Freddie Mac Pool:
3.0000%, 5/1/31	31,163,696	32,102,089
2.5000%, 11/1/31	813,291	823,634
2.5000%, 12/1/31	980,844	993,317
3.0000%, 9/1/32	78,366	80,769
3.0000%, 1/1/33	40,884	42,137
2.5000%, 12/1/33	17,136,388	17,354,276
2.5000%, 12/1/33	9,614,331	9,731,526
2.5000%, 7/1/34	300,329	303,074
2.5000%, 9/1/34	175,512	177,699
2.5000%, 10/1/34	1,176,136	1,189,642
3.0000%, 10/1/34	114,002	117,582
3.0000%, 10/1/34	50,163	51,660
2.5000%, 11/1/34	3,511,603	3,557,530
3.5000%, 2/1/43	6,003,111	6,319,913
3.0000%, 3/1/43	1,648,442	1,695,851
3.5000%, 2/1/44	8,208,123	8,641,290
3.5000%, 12/1/44	105,045	110,588
3.0000%, 1/1/46	168,388	173,996
4.0000%, 5/1/46	3,721,253	3,926,230
3.0000%, 10/1/46	23,892,336	24,452,294
3.5000%, 2/1/47	17,292,195	18,116,479
4.0000%, 3/1/47	19,319	20,528
3.0000%, 9/1/47	26,671,862	27,296,964
4.0000%, 5/1/48	23,041,125	24,049,944
4.0000%, 5/1/48	11,088,701	11,574,202
4.0000%, 6/1/48	5,727,627	5,978,402
4.5000%, 7/1/48	4,464,916	4,724,355
4.0000%, 4/1/49	7,168,233	7,670,392
3.5000%, 7/1/49	4,789,066	4,962,578
3.0000%, 8/1/49	2,898,381	2,962,356
3.0000%, 8/1/49	954,613	977,742
3.5000%, 8/1/49	2,224,080	2,288,315
3.5000%, 8/1/49	1,446,368	1,511,427
3.5000%, 8/1/49	622,710	640,695
3.0000%, 9/1/49	1,094,231	1,112,723
3.5000%, 9/1/49	2,310,156	2,398,186
3.5000%, 9/1/49	1,700,517	1,761,596
3.5000%, 9/1/49	266,758	278,944
4.0000%, 9/1/49	3,865,491	4,126,016
3.0000%, 10/1/49	1,537,650	1,560,420
3.0000%, 10/1/49	1,169,749	1,187,070
3.0000%, 10/1/49	905,877	923,011
3.0000%, 10/1/49	753,212	765,941
3.0000%, 10/1/49	730,868	743,220
3.0000%, 10/1/49	473,663	481,668
3.0000%, 11/1/49	3,098,230	3,144,108
3.0000%, 11/1/49	1,631,276	1,655,432
3.0000%, 11/1/49	600,236	608,869
3.0000%, 11/1/49	421,266	427,609
3.0000%, 12/1/49	2,123,000	2,154,438
3.0000%, 12/1/49	1,609,930	1,633,770

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson Flexible Bond Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Freddie Mac Pool – (continued)
3.0000%, 12/1/49	$1,266,000	$1,284,747
		250,867,244
Ginnie Mae:
4.5000%, 7/20/48	46,046,000	48,138,791
3.5000%, 10/20/48	33,314,000	34,336,740
		82,475,531
Ginnie Mae I Pool:
4.0000%, 7/15/47	13,854,139	14,545,162
4.0000%, 8/15/47	2,666,497	2,799,498
4.0000%, 11/15/47	4,667,764	4,900,585
4.0000%, 12/15/47	5,867,651	6,160,320
		28,405,565
Ginnie Mae II Pool:
4.0000%, 8/20/47	647,101	680,768
4.0000%, 8/20/47	433,224	461,356
4.0000%, 5/20/48	48,764,051	50,771,908
4.5000%, 5/20/48	2,800,701	2,939,754
4.0000%, 6/20/48	9,729,429	10,130,037
		64,983,823
Total Mortgage-Backed Securities (cost $1,119,503,202)		1,135,462,828
United States Treasury Notes/Bonds – 15.5%
2.3750%, 4/30/20	55,058,000	55,191,344
2.1250%, 5/31/21	13,295,000	13,388,841
2.8750%, 11/30/23	7,715,000	8,063,486
2.6250%, 12/31/23	1,635,000	1,694,635
2.5000%, 1/31/24	10,246,000	10,574,724
2.3750%, 2/29/24	110,050,000	113,093,410
2.0000%, 5/31/24	89,531,000	90,691,655
1.7500%, 7/31/24	113,551,800	113,809,790
1.6250%, 2/15/26	7,075,000	7,004,889
1.6250%, 10/31/26	9,066,000	8,942,206
2.3750%, 5/15/29	1,886,200	1,958,961
1.6250%, 8/15/29	18,914,100	18,411,386
3.0000%, 2/15/49	33,171,000	37,378,355
2.8750%, 5/15/49	8,127,000	8,947,710
2.2500%, 8/15/49	123,325,300	119,588,309
Total United States Treasury Notes/Bonds (cost $602,303,688)		608,739,701
Preferred Stocks – 0.1%
Consumer Finance – 0.1%
Synchrony Financial, 5.6250% (cost $5,950,490)	236,650	6,046,408
Investment Companies – 4.8%
Money Markets – 4.8%
Janus Henderson Cash Liquidity Fund LLC, 1.7210%ºº,£ (cost $187,693,483)	187,689,297	187,689,297
Total Investments (total cost $3,958,194,631) – 103.7%		4,078,969,098
Liabilities, net of Cash, Receivables and Other Assets – (3.7)%		(143,736,003)
Net Assets – 100%		$3,935,233,095

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

16	DECEMBER 31, 2019

Janus Henderson Flexible Bond Fund

Schedule of Investments (unaudited)

December 31, 2019

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$3,997,770,838	98.0%
United Kingdom	38,742,897	1.0
Belgium	17,805,928	0.4
France	10,333,717	0.3
Switzerland	9,819,280	0.2
Mexico	4,496,438	0.1

Total	$4,078,969,098	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/19
Investment Companies - 4.8%
Money Markets - 4.8%
Janus Henderson Cash Liquidity Fund LLC, 1.7210%ºº	$1,707,032	$(41,983)	$(53)	$187,689,297
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 1.4338%ºº	20,856∆	-	-	-
Total Affiliated Investments - 4.8%	$1,727,888	$(41,983)	$(53)	$187,689,297

	Share Balance at 6/30/19	Purchases	Sales	Share Balance at 12/31/19
Investment Companies - 4.8%
Money Markets - 4.8%
Janus Henderson Cash Liquidity Fund LLC, 1.7210%ºº	136,587,962	1,758,559,940	(1,707,458,605)	187,689,297
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 1.4338%ºº	16,551,888	78,394,742	(94,946,630)	-

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Flexible Bond Fund

Notes to Schedule of Investments and Other Information (unaudited)

Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based measure of the investment grade, US dollar-denominated, fixed-rate taxable bond market.

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2019 is $610,832,682, which represents 15.5% of net assets.

‡

Variable or floating rate security. Rate shown is the current rate as of December 31, 2019. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of December 31, 2019.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

18	DECEMBER 31, 2019

Janus Henderson Flexible Bond Fund

Notes to Schedule of Investments and Other Information (unaudited)

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2019. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$385,425,688	$-
Corporate Bonds	-	1,755,605,176	-
Mortgage-Backed Securities	-	1,135,462,828	-
United States Treasury Notes/Bonds	-	608,739,701	-
Preferred Stocks	-	6,046,408	-
Investment Companies	-	187,689,297	-
Total Assets	$-	$4,078,969,098	$-

Janus Investment Fund	19

Janus Henderson Flexible Bond Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2019

See footnotes at the end of the Statement.

Assets:
Unaffiliated investments, at value(1)	$3,891,279,801
Affiliated investments, at value(2)	187,689,297
Cash	1,911,446
Non-interested Trustees' deferred compensation	101,050
Receivables:
Interest	23,955,999
Fund shares sold	5,786,079
Investments sold	743,157
Dividends from affiliates	367,312
Other assets	204,563
Total Assets	4,112,038,704
Liabilities:
Payables:	—
Investments purchased	160,575,698
Fund shares repurchased	12,304,797
Advisory fees	1,407,929
Dividends	1,098,696
Transfer agent fees and expenses	548,021
12b-1 Distribution and shareholder servicing fees	147,009
Professional fees	106,365
Non-interested Trustees' deferred compensation fees	101,050
Custodian fees	9,069
Affiliated fund administration fees payable	8,617
Non-interested Trustees' fees and expenses	8,258
Accrued expenses and other payables	490,100
Total Liabilities	176,805,609
Net Assets	$3,935,233,095

See Notes to Financial Statements.

20	DECEMBER 31, 2019

Janus Henderson Flexible Bond Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2019

Net Assets Consist of:
Capital (par value and paid-in surplus)	$4,117,840,651
Total distributable earnings (loss)	(182,607,556)
Total Net Assets	$3,935,233,095
Net Assets - Class A Shares	$108,384,234
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	10,267,453
Net Asset Value Per Share(3)	$10.56
Maximum Offering Price Per Share(4)	$11.09
Net Assets - Class C Shares	$120,786,585
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	11,439,039
Net Asset Value Per Share(3)	$10.56
Net Assets - Class D Shares	$561,670,991
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	53,194,113
Net Asset Value Per Share	$10.56
Net Assets - Class I Shares	$1,799,501,052
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	170,412,222
Net Asset Value Per Share	$10.56
Net Assets - Class N Shares	$688,597,999
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	65,261,396
Net Asset Value Per Share	$10.55
Net Assets - Class R Shares	$25,117,878
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,378,500
Net Asset Value Per Share	$10.56
Net Assets - Class S Shares	$23,686,168
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,242,999
Net Asset Value Per Share	$10.56
Net Assets - Class T Shares	$607,488,188
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	57,544,164
Net Asset Value Per Share	$10.56

(1) Includes cost of $3,770,501,148.

(2) Includes cost of $187,693,483.

(3) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

(4) Maximum offering price is computed at 100/95.25 of net asset value.

See Notes to Financial Statements.

Janus Investment Fund	21

Janus Henderson Flexible Bond Fund

Statement of Operations (unaudited)

For the period ended December 31, 2019

Investment Income:
Interest	$65,698,235
Dividends from affiliates	1,707,032
Dividends	103,981
Affiliated securities lending income, net	20,856
Other income	109,864
Total Investment Income	67,639,968
Expenses:
Advisory fees	8,270,502
12b-1 Distribution and shareholder servicing fees:
Class A Shares	149,768
Class C Shares	619,229
Class R Shares	66,720
Class S Shares	34,050
Transfer agent administrative fees and expenses:
Class D Shares	335,782
Class R Shares	33,569
Class S Shares	34,050
Class T Shares	780,930
Transfer agent networking and omnibus fees:
Class A Shares	150,512
Class C Shares	49,853
Class I Shares	632,342
Other transfer agent fees and expenses:
Class A Shares	4,575
Class C Shares	4,418
Class D Shares	48,379
Class I Shares	39,179
Class N Shares	8,730
Class R Shares	433
Class S Shares	291
Class T Shares	4,561
Shareholder reports expense	227,929
Registration fees	113,895
Custodian fees	75,619
Affiliated fund administration fees	50,743
Professional fees	50,668
Non-interested Trustees’ fees and expenses	42,878
Other expenses	154,407
Total Expenses	11,984,012
Less: Excess Expense Reimbursement and Waivers	(72,834)
Net Expenses	11,911,178
Net Investment Income/(Loss)	55,728,790

See Notes to Financial Statements.

22	DECEMBER 31, 2019

Janus Henderson Flexible Bond Fund

Statement of Operations (unaudited)

For the period ended December 31, 2019

Net Realized Gain/(Loss) on Investments:
Investments	$79,904,047
Investments in affiliates	(41,983)
Total Net Realized Gain/(Loss) on Investments	79,862,064
Change in Unrealized Net Appreciation/Depreciation:
Investments and non-interested Trustees’ deferred compensation	(12,305,591)
Investments in affiliates	(53)
Total Change in Unrealized Net Appreciation/Depreciation	(12,305,644)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$123,285,210

See Notes to Financial Statements.

Janus Investment Fund	23

Janus Henderson Flexible Bond Fund

Statements of Changes in Net Assets

	Period ended December 31, 2019 (unaudited)	Year ended June 30, 2019

Operations:
Net investment income/(loss)	$55,728,790	$189,125,515
Net realized gain/(loss) on investments	79,862,064	(18,872,364)
Change in unrealized net appreciation/depreciation	(12,305,644)	178,838,784
Net Increase/(Decrease) in Net Assets Resulting from Operations	123,285,210	349,091,935
Dividends and Distributions to Shareholders
Class A Shares	(1,553,472)	(3,950,852)
Class C Shares	(1,253,110)	(3,534,958)
Class D Shares	(8,159,915)	(17,186,019)
Class I Shares	(27,714,227)	(105,899,301)
Class N Shares	(10,597,009)	(39,779,884)
Class R Shares	(306,091)	(817,557)
Class S Shares	(344,770)	(866,181)
Class T Shares	(8,721,970)	(22,784,053)
Net Decrease from Dividends and Distributions to Shareholders	(58,650,564)	(194,818,805)
Capital Share Transactions:
Class A Shares	(8,988,532)	(53,126,236)
Class C Shares	(16,875,960)	(63,633,246)
Class D Shares	4,983,903	(32,938,141)
Class I Shares	(237,521,711)	(2,094,314,623)
Class N Shares	(2,849,616)	(703,160,814)
Class R Shares	(2,905,824)	(9,610,685)
Class S Shares	(4,796,471)	(9,280,717)
Class T Shares	(43,779,752)	(278,633,246)
Net Increase/(Decrease) from Capital Share Transactions	(312,733,963)	(3,244,697,708)
Net Increase/(Decrease) in Net Assets	(248,099,317)	(3,090,424,578)
Net Assets:
Beginning of period	4,183,332,412	7,273,756,990
End of period	$3,935,233,095	$4,183,332,412

See Notes to Financial Statements.

24	DECEMBER 31, 2019

Janus Henderson Flexible Bond Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$10.39	$10.03	$10.39	$10.63	$10.48	$10.64
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.13	0.28	0.24	0.23	0.23	0.24
Net realized and unrealized gain/(loss)	0.18	0.37	(0.34)	(0.20)	0.18	(0.13)
Total from Investment Operations	0.31	0.65	(0.10)	0.03	0.41	0.11
Less Dividends and Distributions:
Dividends (from net investment income)	(0.14)	(0.29)	—(2)	(0.27)	(0.26)	(0.27)
Return of capital	—	—	(0.26)	—	—	—
Total Dividends and Distributions	(0.14)	(0.29)	(0.26)	(0.27)	(0.26)	(0.27)
Net Asset Value, End of Period	$10.56	$10.39	$10.03	$10.39	$10.63	$10.48
Total Return*	2.97%	6.61%	(0.95)%	0.30%	3.97%	1.02%
Net Assets, End of Period (in thousands)	$108,384	$115,349	$164,453	$369,125	$720,360	$785,362
Average Net Assets for the Period (in thousands)	$118,624	$137,456	$227,344	$572,984	$728,366	$678,538
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.96%	1.01%	0.95%	0.84%	0.81%	0.79%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.89%	0.91%	0.89%	0.84%	0.81%	0.79%
Ratio of Net Investment Income/(Loss)	2.46%	2.78%	2.32%	2.15%	2.18%	2.25%
Portfolio Turnover Rate	86%(3)	219%(3)	181%(3)	96%	99%	124%

Class C Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$10.39	$10.03	$10.39	$10.63	$10.48	$10.64
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.10	0.22	0.18	0.16	0.16	0.16
Net realized and unrealized gain/(loss)	0.18	0.37	(0.34)	(0.20)	0.18	(0.13)
Total from Investment Operations	0.28	0.59	(0.16)	(0.04)	0.34	0.03
Less Dividends and Distributions:
Dividends (from net investment income)	(0.11)	(0.23)	—(2)	(0.20)	(0.19)	(0.19)
Return of capital	—	—	(0.20)	—	—	—
Total Dividends and Distributions	(0.11)	(0.23)	(0.20)	(0.20)	(0.19)	(0.19)
Net Asset Value, End of Period	$10.56	$10.39	$10.03	$10.39	$10.63	$10.48
Total Return*	2.65%	5.97%	(1.54)%	(0.38)%	3.27%	0.28%
Net Assets, End of Period (in thousands)	$120,787	$135,639	$194,727	$284,311	$379,168	$349,070
Average Net Assets for the Period (in thousands)	$125,673	$155,770	$242,549	$343,064	$358,131	$332,035
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.51%	1.52%	1.50%	1.52%	1.49%	1.53%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.51%	1.52%	1.50%	1.52%	1.49%	1.53%
Ratio of Net Investment Income/(Loss)	1.84%	2.17%	1.74%	1.51%	1.50%	1.52%
Portfolio Turnover Rate	86%(3)	219%(3)	181%(3)	96%	99%	124%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

(3) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

Janus Investment Fund	25

Janus Henderson Flexible Bond Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$10.39	$10.03	$10.39	$10.63	$10.47	$10.64
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.15	0.31	0.27	0.26	0.25	0.26
Net realized and unrealized gain/(loss)	0.17	0.37	(0.33)	(0.20)	0.19	(0.14)
Total from Investment Operations	0.32	0.68	(0.06)	0.06	0.44	0.12
Less Dividends and Distributions:
Dividends (from net investment income)	(0.15)	(0.32)	—(2)	(0.30)	(0.28)	(0.29)
Return of capital	—	—	(0.30)	—	—	—
Total Dividends and Distributions	(0.15)	(0.32)	(0.30)	(0.30)	(0.28)	(0.29)
Net Asset Value, End of Period	$10.56	$10.39	$10.03	$10.39	$10.63	$10.47
Total Return*	3.13%	6.93%	(0.64)%	0.54%	4.28%	1.12%
Net Assets, End of Period (in thousands)	$561,671	$547,759	$562,065	$622,426	$671,895	$643,371
Average Net Assets for the Period (in thousands)	$558,596	$538,993	$599,185	$649,107	$644,053	$658,439
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.59%	0.61%	0.59%	0.60%	0.60%	0.60%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.59%	0.61%	0.59%	0.60%	0.60%	0.60%
Ratio of Net Investment Income/(Loss)	2.76%	3.09%	2.66%	2.44%	2.39%	2.46%
Portfolio Turnover Rate	86%(3)	219%(3)	181%(3)	96%	99%	124%

Class I Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$10.39	$10.03	$10.39	$10.63	$10.48	$10.64
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.15	0.32	0.28	0.26	0.25	0.26
Net realized and unrealized gain/(loss)	0.18	0.37	(0.33)	(0.20)	0.18	(0.13)
Total from Investment Operations	0.33	0.69	(0.05)	0.06	0.43	0.13
Less Dividends and Distributions:
Dividends (from net investment income)	(0.16)	(0.33)	0.01	(0.30)	(0.28)	(0.29)
Return of capital	—	—	(0.32)	—	—	—
Total Dividends and Distributions	(0.16)	(0.33)	(0.31)	(0.30)	(0.28)	(0.29)
Net Asset Value, End of Period	$10.56	$10.39	$10.03	$10.39	$10.63	$10.48
Total Return*	3.16%	7.02%	(0.55)%	0.59%	4.22%	1.24%
Net Assets, End of Period (in thousands)	$1,799,501	$2,007,132	$4,027,112	$5,490,323	$5,552,671	$5,971,814
Average Net Assets for the Period (in thousands)	$1,850,002	$3,245,500	$4,996,045	$5,521,703	$5,344,122	$5,007,807
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.51%	0.52%	0.50%	0.55%	0.56%	0.57%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.51%	0.52%	0.50%	0.55%	0.56%	0.57%
Ratio of Net Investment Income/(Loss)	2.83%	3.17%	2.73%	2.50%	2.43%	2.46%
Portfolio Turnover Rate	86%(3)	219%(3)	181%(3)	96%	99%	124%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

(3) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

26	DECEMBER 31, 2019

Janus Henderson Flexible Bond Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$10.38	$10.02	$10.39	$10.62	$10.47	$10.63
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.15	0.33	0.29	0.27	0.27	0.27
Net realized and unrealized gain/(loss)	0.18	0.37	(0.35)	(0.19)	0.18	(0.12)
Total from Investment Operations	0.33	0.70	(0.06)	0.08	0.45	0.15
Less Dividends and Distributions:
Dividends (from net investment income)	(0.16)	(0.34)	0.01	(0.31)	(0.30)	(0.31)
Return of capital	—	—	(0.32)	—	—	—
Total Dividends and Distributions	(0.16)	(0.34)	(0.31)	(0.31)	(0.30)	(0.31)
Net Asset Value, End of Period	$10.55	$10.38	$10.02	$10.39	$10.62	$10.47
Total Return*	3.20%	7.10%	(0.59)%	0.79%	4.35%	1.37%
Net Assets, End of Period (in thousands)	$688,598	$680,664	$1,354,610	$571,544	$613,840	$638,030
Average Net Assets for the Period (in thousands)	$691,162	$1,190,558	$990,124	$581,190	$592,601	$467,431
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.45%	0.45%	0.44%	0.44%	0.44%	0.44%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.45%	0.45%	0.44%	0.44%	0.44%	0.44%
Ratio of Net Investment Income/(Loss)	2.91%	3.25%	2.90%	2.60%	2.55%	2.57%
Portfolio Turnover Rate	86%(2)	219%(2)	181%(2)	96%	99%	124%

Class R Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$10.39	$10.03	$10.39	$10.63	$10.48	$10.64
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.11	0.25	0.21	0.19	0.19	0.19
Net realized and unrealized gain/(loss)	0.18	0.37	(0.34)	(0.20)	0.18	(0.12)
Total from Investment Operations	0.29	0.62	(0.13)	(0.01)	0.37	0.07
Less Dividends and Distributions:
Dividends (from net investment income)	(0.12)	(0.26)	—(3)	(0.23)	(0.22)	(0.23)
Return of capital	—	—	(0.23)	—	—	—
Total Dividends and Distributions	(0.12)	(0.26)	(0.23)	(0.23)	(0.22)	(0.23)
Net Asset Value, End of Period	$10.56	$10.39	$10.03	$10.39	$10.63	$10.48
Total Return*	2.81%	6.30%	(1.23)%	(0.06)%	3.57%	0.61%
Net Assets, End of Period (in thousands)	$25,118	$27,580	$36,235	$41,175	$49,255	$33,915
Average Net Assets for the Period (in thousands)	$26,593	$31,616	$38,913	$44,888	$41,127	$28,705
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.21%	1.21%	1.19%	1.20%	1.20%	1.19%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.21%	1.21%	1.19%	1.20%	1.20%	1.19%
Ratio of Net Investment Income/(Loss)	2.14%	2.49%	2.07%	1.84%	1.81%	1.84%
Portfolio Turnover Rate	86%(2)	219%(2)	181%(2)	96%	99%	124%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

(3) Less than $0.005 on a per share basis.

See Notes to Financial Statements.

Janus Investment Fund	27

Janus Henderson Flexible Bond Fund

Financial Highlights

Class S Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$10.39	$10.03	$10.39	$10.63	$10.48	$10.64
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.13	0.27	0.24	0.22	0.21	0.23
Net realized and unrealized gain/(loss)	0.17	0.37	(0.34)	(0.20)	0.18	(0.14)
Total from Investment Operations	0.30	0.64	(0.10)	0.02	0.39	0.09
Less Dividends and Distributions:
Dividends (from net investment income)	(0.13)	(0.28)	—(2)	(0.26)	(0.24)	(0.25)
Return of capital	—	—	(0.26)	—	—	—
Total Dividends and Distributions	(0.13)	(0.28)	(0.26)	(0.26)	(0.24)	(0.25)
Net Asset Value, End of Period	$10.56	$10.39	$10.03	$10.39	$10.63	$10.48
Total Return*	2.94%	6.56%	(0.98)%	0.20%	3.83%	0.87%
Net Assets, End of Period (in thousands)	$23,686	$28,020	$36,398	$48,347	$72,406	$68,701
Average Net Assets for the Period (in thousands)	$27,013	$30,601	$41,035	$60,867	$71,575	$92,884
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.96%	0.96%	0.93%	0.94%	0.94%	0.94%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.95%	0.96%	0.93%	0.94%	0.94%	0.94%
Ratio of Net Investment Income/(Loss)	2.39%	2.73%	2.31%	2.08%	2.06%	2.18%
Portfolio Turnover Rate	86%(3)	219%(3)	181%(3)	96%	99%	124%

Class T Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$10.39	$10.03	$10.39	$10.62	$10.47	$10.63
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.14	0.30	0.26	0.25	0.24	0.25
Net realized and unrealized gain/(loss)	0.18	0.37	(0.33)	(0.19)	0.18	(0.13)
Total from Investment Operations	0.32	0.67	(0.07)	0.06	0.42	0.12
Less Dividends and Distributions:
Dividends (from net investment income)	(0.15)	(0.31)	—(2)	(0.29)	(0.27)	(0.28)
Return of capital	—	—	(0.29)	—	—	—
Total Dividends and Distributions	(0.15)	(0.31)	(0.29)	(0.29)	(0.27)	(0.28)
Net Asset Value, End of Period	$10.56	$10.39	$10.03	$10.39	$10.62	$10.47
Total Return*	3.07%	6.84%	(0.72)%	0.55%	4.10%	1.12%
Net Assets, End of Period (in thousands)	$607,488	$641,190	$898,156	$1,293,591	$1,574,950	$1,409,448
Average Net Assets for the Period (in thousands)	$618,279	$736,901	$1,120,052	$1,476,151	$1,482,943	$1,300,050
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.70%	0.70%	0.68%	0.69%	0.69%	0.69%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.69%	0.69%	0.67%	0.69%	0.68%	0.69%
Ratio of Net Investment Income/(Loss)	2.66%	3.00%	2.56%	2.35%	2.31%	2.35%
Portfolio Turnover Rate	86%(3)	219%(3)	181%(3)	96%	99%	124%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

(3) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

28	DECEMBER 31, 2019

Janus Henderson Flexible Bond Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Flexible Bond Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 47 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks to obtain maximum total return, consistent with preservation of capital. The Fund is classified as diversified, as defined in the 1940 Act.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares. Class D Shares are closed to certain new investors.

Shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with accounting principles generally accepted in the United States of America).

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Funds have adopted an auto-conversion policy pursuant to which Class C Shares that have been held for ten years will be automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the tenth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund will rely on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares. Please contact your financial intermediary for additional information.

Class D Shares are generally no longer being made available to new investors who do not already have a direct account with the Janus Henderson funds. Class D Shares are available only to investors who hold accounts directly with the Janus Henderson funds, to immediate family members or members of the same household of an eligible individual investor, and to existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, Janus Capital Management LLC (“Janus Capital”), or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Distributors LLC dba Janus Henderson

Janus Investment Fund	29

Janus Henderson Flexible Bond Fund

Notes to Financial Statements (unaudited)

Distributors (“Janus Henderson Distributors”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on

30	DECEMBER 31, 2019

Janus Henderson Flexible Bond Fund

Notes to Financial Statements (unaudited)

an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Janus Investment Fund	31

Janus Henderson Flexible Bond Fund

Notes to Financial Statements (unaudited)

Dividends and Distributions

Dividends are declared daily and distributed monthly for the Fund. Realized capital gains, if any, are declared and distributed in December. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or the Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Other Investments and Strategies

Additional Investment Risk

The Fund may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer.

In the aftermath of the 2007-2008 financial crisis, the financial sector experienced reduced liquidity in credit and other fixed-income markets, and an unusually high degree of volatility, both domestically and internationally. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. For example, the enactment of the Dodd-Frank Act in 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, over-the-counter derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (commonly known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will conclude, or how financial markets will react.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal

32	DECEMBER 31, 2019

Janus Henderson Flexible Bond Fund

Notes to Financial Statements (unaudited)

conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Mortgage- and Asset-Backed Securities

Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed by the full faith and credit of the U.S. Government, which means that the U.S. Government guarantees that the interest and principal will be paid when due. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases, and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.

The Fund may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Janus Investment Fund	33

Janus Henderson Flexible Bond Fund

Notes to Financial Statements (unaudited)

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. Effective December 16, 2019, JPMorgan Chase Bank, National Association replaced Deutsche Bank AG as securities lending agent for the Fund. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Non-Custodial Securities Lending Agreement. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to primarily invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable). Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations.

There were no securities on loan as of December 31, 2019.

Sovereign Debt

The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s

34	DECEMBER 31, 2019

Janus Henderson Flexible Bond Fund

Notes to Financial Statements (unaudited)

ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.

TBA Commitments

The Fund may enter into “to be announced” or “TBA” commitments. TBAs are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. Although the particular TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. Because TBA commitments do not require the purchase and sale of identical securities, the characteristics of the security delivered to the Fund may be less favorable than the security delivered to the dealer. If the counterparty to a transaction fails to deliver the security, the Fund could suffer a loss.

When-Issued, Delayed Delivery and Forward Commitment Transactions

The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.

When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.

3. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).

Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $300 Million	0.50
Over $300 Million	0.40

The Fund’s actual investment advisory fee rate for the reporting period was 0.41% of average annual net assets before any applicable waivers.

Janus Capital has contractually agreed to waive the advisory fee payable by the Fund or reimburse expenses in an amount equal to the amount, if any, that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.45% of the Fund’s average daily net assets. Janus Capital has agreed to continue the waivers until at least October 28, 2020. If applicable, amounts waived and/or reimbursed to the Fund by Janus Capital are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

Janus Investment Fund	35

Janus Henderson Flexible Bond Fund

Notes to Financial Statements (unaudited)

Janus Services LLC (“Janus Services”), a wholly-owned subsidiary of Janus Capital, is the Fund’s transfer agent. In addition, Janus Services provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Fund. Janus Services is not compensated for its services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Certain, but not all, intermediaries may charge administrative fees (such as networking and omnibus) to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to Janus Services, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between Janus Services and the Fund, Janus Services may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. Janus Capital and its affiliates benefit from an increase in assets that may result from such relationships. The Funds’ Trustees have set limits on fees that the Funds may incur with respect to administrative fees paid for omnibus or networked accounts. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

Effective July 1, 2019, the Board of Trustees of Janus Investment Fund approved a new administrative fee rate for Class D Shares detailed in the table below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

The Fund’s actual Class D administrative fee rate was 0.12% for the reporting period.

Prior to July 1, 2019, the Fund’s Class D Shares paid an administrative services fee at an annual rate of 0.12% of the average daily net assets of Class D Shares for shareholder services provided by Janus Services. Janus Services provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Janus Services receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. Janus Services expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. Janus Services or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to Class R Shares, Class S Shares, and Class T Shares of the Fund. Janus Services may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R Shares, Class S Shares, and Class T Shares. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with Janus Capital. For all share classes, Janus Services also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Janus Services is compensated for its services related to the Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, Janus Henderson Distributors, a wholly-owned subsidiary of Janus Capital, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the

36	DECEMBER 31, 2019

Janus Henderson Flexible Bond Fund

Notes to Financial Statements (unaudited)

Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets, of up to 0.50% of the Class R Shares' average daily net assets, and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to Janus Henderson Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Payments under the Plan are not tied exclusively to actual 12b-1 distribution and shareholder service expenses, and the payments may exceed 12b-1 distribution and shareholder service expenses actually incurred. If any of the Fund’s actual 12b-1 distribution and shareholder service expenses incurred during a calendar year are less than the payments made during a calendar year, the Fund will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution and shareholder servicing fees” in the Statement of Operations.

Janus Capital serves as administrator to the Fund pursuant to an administration agreement between Janus Capital and the Trust. Under the administration agreement, Janus Capital is obligated to provide or arrange for the provision of certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). In addition, employees of Janus Capital and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of Janus Capital employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by Janus Capital, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services Janus Capital (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of Janus Capital and/or its affiliates, are shared with the Fund. Total compensation of $230,755 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2019. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2019 on the Statement of Assets and Liabilities in the asset, “Non-interested Trustees’ deferred compensation,” and liability, “Non-interested Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2019 are included in “Non-interested Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $236,725 were paid by the Trust to the Trustees under the Deferred Plan during the period ended December 31, 2019.

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption

Janus Investment Fund	37

Janus Henderson Flexible Bond Fund

Notes to Financial Statements (unaudited)

gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2019 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Class A Shares include a 4.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between Janus Henderson Distributors and financial intermediaries. During the period ended December 31, 2019, Janus Henderson Distributors retained upfront sales charges of $4,606.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to Janus Henderson Distributors during the period ended December 31, 2019.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended December 31, 2019, redeeming shareholders of Class C Shares paid CDSCs of $4,964.

The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by Janus Capital in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended December 31, 2019, the Fund engaged in cross trades amounting to $75,673,659 in purchases and $136,946,406 in sales, resulting in a net realized gain of $1,725,049. The net realized gain is included within the “Net Realized Gain/(Loss) on Investments” section of the Fund’s Statement of Operations.

4. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Accumulated capital losses noted below represent net capital loss carryovers, as of June 30, 2019, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.

Capital Loss Carryover Schedule
For the year ended June 30, 2019
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(330,421,328)	$(50,625,474)	$ (381,046,802)

38	DECEMBER 31, 2019

Janus Henderson Flexible Bond Fund

Notes to Financial Statements (unaudited)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2019 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 3,968,224,953	$125,044,326	$(14,300,181)	$ 110,744,145

5. Capital Share Transactions

	Period ended December 31, 2019		Year ended June 30, 2019
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	2,319,652	$ 24,278,717	5,296,006	$ 53,146,486
Reinvested dividends and distributions	92,543	976,659	233,907	2,348,266
Shares repurchased	(3,249,747)	(34,243,908)	(10,822,881)	(108,620,988)
Net Increase/(Decrease)	(837,552)	$ (8,988,532)	(5,292,968)	$ (53,126,236)
Class C Shares:
Shares sold	914,638	$ 9,635,599	1,429,538	$ 14,341,654
Reinvested dividends and distributions	95,579	1,008,803	283,715	2,850,174
Shares repurchased	(2,626,004)	(27,520,362)	(8,069,545)	(80,825,074)
Net Increase/(Decrease)	(1,615,787)	$ (16,875,960)	(6,356,292)	$ (63,633,246)
Class D Shares:
Shares sold	2,948,734	$ 31,062,040	3,991,420	$ 40,093,869
Reinvested dividends and distributions	725,599	7,659,578	1,608,943	16,175,651
Shares repurchased	(3,207,890)	(33,737,715)	(8,907,381)	(89,207,661)
Net Increase/(Decrease)	466,443	$ 4,983,903	(3,307,018)	$ (32,938,141)
Class I Shares:
Shares sold	19,021,781	$ 200,233,276	76,455,557	$ 765,063,326
Reinvested dividends and distributions	2,140,523	22,593,927	9,197,923	92,204,860
Shares repurchased	(43,877,476)	(460,348,914)	(293,996,955)	(2,951,582,809)
Net Increase/(Decrease)	(22,715,172)	$(237,521,711)	(208,343,475)	$(2,094,314,623)
Class N Shares:
Shares sold	9,776,450	$ 102,734,193	24,138,387	$ 241,516,295
Reinvested dividends and distributions	918,559	9,688,846	3,685,535	36,915,936
Shares repurchased	(10,977,332)	(115,272,655)	(97,420,971)	(981,593,045)
Net Increase/(Decrease)	(282,323)	$ (2,849,616)	(69,597,049)	$ (703,160,814)
Class R Shares:
Shares sold	323,189	$ 3,402,977	937,693	$ 9,364,766
Reinvested dividends and distributions	24,041	253,781	60,010	602,989
Shares repurchased	(622,979)	(6,562,582)	(1,955,510)	(19,578,440)
Net Increase/(Decrease)	(275,749)	$ (2,905,824)	(957,807)	$ (9,610,685)
Class S Shares:
Shares sold	272,292	$ 2,866,968	764,223	$ 7,673,110
Reinvested dividends and distributions	32,515	343,206	85,461	858,775
Shares repurchased	(758,681)	(8,006,645)	(1,780,984)	(17,812,602)
Net Increase/(Decrease)	(453,874)	$ (4,796,471)	(931,300)	$ (9,280,717)
Class T Shares:
Shares sold	4,548,448	$ 47,935,618	7,566,131	$ 75,939,847
Reinvested dividends and distributions	818,013	8,633,417	2,250,824	22,601,145
Shares repurchased	(9,549,874)	(100,348,787)	(37,643,776)	(377,174,238)
Net Increase/(Decrease)	(4,183,413)	$ (43,779,752)	(27,826,821)	$ (278,633,246)

Janus Investment Fund	39

Janus Henderson Flexible Bond Fund

Notes to Financial Statements (unaudited)

6. Purchases and Sales of Investment Securities

For the period ended December 31, 2019, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$1,452,088,882	$1,607,095,617	$ 1,870,934,627	$ 2,115,385,569

7. Recent Accounting Pronouncements

The FASB issued Accounting Standards Update No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities ("ASU 2017-08") to amend the amortization period for certain purchased callable debt securities held at a premium. The guidance requires certain premiums on callable debt securities to be amortized to the earliest call date. The amortization period for callable debt securities purchased at a discount will not be impacted. The amendments are effective for fiscal years and interim periods within those fiscal years, beginning after December 15, 2018. Management has adopted the amendments as of the beginning of this fiscal period.

The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) in August 2018. The new guidance removes, modifies and enhances the disclosures to Topic 820. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. An entity is permitted, and Management has decided, to early adopt the removed and modified disclosures in these financial statements.

8. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2019 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

40	DECEMBER 31, 2019

Janus Henderson Flexible Bond Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund is required to disclose its complete holdings as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Fund shareholders. Historically, the Fund filed its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters each fiscal year on Form N-Q. The Fund’s Form N-PORT and Form N-Q filings: (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free)  (or 1-800-525-3713 if you hold Class D shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series, each of whom serves as an “independent” Trustee (the “Trustees”), oversee the management of each Portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each Fund of Janus Investment Fund (together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreements for the Janus Henderson Funds that utilize subadvisers.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Capital and the respective subadvisers in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At a meeting held on December 5, 2019, based on the Trustees’ evaluation of the information provided by Janus Capital, the subadvisers, and the independent fee consultant, as well as other information, the Trustees determined that the overall arrangements between each Janus Henderson Fund and Janus Capital and each subadviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by Janus Capital, its affiliates and the subadvisers, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund, and the subadvisory agreement for each subadvised Janus Henderson Fund, for the period from February 1, 2020 through February 1, 2021, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

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Janus Henderson Flexible Bond Fund

Additional Information (unaudited)

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent and quality of the services provided by Janus Capital and the subadvisers to the Janus Henderson Funds, taking into account the investment objective, strategies and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of Janus Capital and each subadviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by Janus Capital or the subadvisers, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered Janus Capital’s role as administrator to the Janus Henderson Funds, noting that Janus Capital generally, does not receive a fee for its services but is reimbursed for its out-of-pocket costs. The Trustees considered the role of Janus Capital in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that Janus Capital provides a number of different services for the Janus Henderson Funds and fund shareholders, ranging from investment management services to various other servicing functions, and that, in its view, Janus Capital is a capable provider of those services. The independent fee consultant also provided its belief that Janus Capital has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent and quality of the services provided by Janus Capital or the subadviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory and subadvisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that Janus Capital and each subadviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable funds and peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, the independent fee consultant found that the overall Janus Henderson Funds’ performance has been reasonable: for the 36 months ended September 30, 2019, approximately 69% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar, and for the 12 months ended September 30, 2019, approximately 71% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar.

The Trustees considered the performance of each Fund, noting that performance may vary by share class, and noted the following:

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

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Janus Henderson Flexible Bond Fund

Additional Information (unaudited)

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Developed World Bond Fund, the Trustees noted the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12

Janus Investment Fund	43

Janus Henderson Flexible Bond Fund

Additional Information (unaudited)

months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson International Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson International Small Cap Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and its limited performance history.

• For Janus Henderson International Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital and Perkins had taken or were taking to improve performance, and that the performance trend was improving

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

44	DECEMBER 31, 2019

Janus Henderson Flexible Bond Fund

Additional Information (unaudited)

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson U.S. Growth Opportunities Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital and Geneva had taken or were taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

Janus Investment Fund	45

Janus Henderson Flexible Bond Fund

Additional Information (unaudited)

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital and Intech had taken or were taking to improve performance, and that the performance trend was improving.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital and Perkins had taken or were taking to improve performance, and that the performance trend was improving.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory and subadvisory agreement(s).

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant and noted that the rate of management fees (investment advisory and any administration but excluding out-of-pocket costs) for many of the Janus Henderson Funds, after applicable waivers, was below the average management fee rate of the respective peer group of funds selected by an independent data provider. The Trustees also examined information regarding the subadvisory fees charged for subadvisory services, as applicable, noting that all such fees were paid by Janus Capital out of its management fees collected from such Janus Henderson Fund.

The independent fee consultant provided its belief that the management fees charged by Janus Capital to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by Janus Capital. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of their respective Broadridge Expense Group

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peers; and (3) and the management fees for the Janus Henderson Funds, on average, were 7% under the average management fees for their Expense Groups. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group peers and to average total expenses for its Broadridge Expense Universe.

For certain Janus Henderson Funds, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable in light of performance trends, performance histories, and existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by Janus Capital and each subadviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by Janus Capital and each subadviser to comparable separate account clients and to comparable non-affiliated funds subadvised by Janus Capital or by a subadviser (for which Janus Capital or the subadviser provides only or primarily portfolio management services). Although in most instances subadvisory and separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that Janus Capital noted that, under the terms of the management agreements with the Janus Henderson Funds, Janus Capital performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, trustee support, regulatory compliance and numerous other services, and that, in serving the Janus Henderson Funds, Janus Capital assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, they noted that the independent fee consultant found that: (1) the management fees Janus Capital charges to the Janus Henderson Funds are reasonable in relation to the management fees Janus Capital charges to funds subadvised by Janus Capital and to the fees Janus Capital charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs; and (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged to Janus Henderson subadvised fund and separate account investors; (4) 11 of 12 Janus Henderson Funds have lower management fees than similar funds subadvised by Janus Capital; and (5) six of nine Janus Henderson Funds have lower management fees than similar separate accounts managed by Janus Capital.

The Trustees considered the fees for each Fund for its fiscal year ended in 2018, and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”):

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

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Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

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• For Janus Henderson Global Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable.

• For Janus Henderson International Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson International Small Cap Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for both share classes.

• For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

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• For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson U.S. Growth Opportunities Fund, that Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that, although the Fund’s expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

The Trustees reviewed information on the overall profitability to Janus Capital and its affiliates of their relationship with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses, and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to Janus Capital from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether Janus Capital and each subadviser receive adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is

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necessarily a product of the allocation methodology utilized by Janus Capital to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found that (1) the expense allocation methodology and rationales utilized by Janus Capital were reasonable and (2) no clear correlation between expense allocations and operating margins. The Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that Janus Capital’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to Janus Capital and its affiliates, as well as the fees paid by Janus Capital to the subadvisers of subadvised Janus Henderson Funds, were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees Janus Capital and the subadvisers charge to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by Janus Capital and any subadviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by Janus Capital.

Economies of Scale

The Trustees considered information about the potential for Janus Capital to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in November 2019 which provided its research and analysis into economies of scale. They also noted that, although many Janus Henderson Funds pay advisory fees at a base fixed rate as a percentage of net assets, without any breakpoints or performance fees, their independent fee consultant concluded that 64% of these Janus Henderson Funds’ share classes have contractual management fees (gross of waivers) below their Broadridge expense group averages. They also noted the following: (1) that for those Janus Henderson Funds whose expenses are being reduced by the contractual expense limitations of Janus Capital, Janus Capital is subsidizing certain of these Janus Henderson Funds because they have not reached adequate scale; (2) as the assets of some of the Janus Henderson Funds have declined in the past few years, certain Janus Henderson Funds have benefited from having advisory fee rates that have remained constant rather than increasing as assets declined; (3) performance fee structures have been implemented for various Janus Henderson Funds that have caused the effective rate of advisory fees payable by such a Janus Henderson Fund to vary depending on the investment performance of the Janus Henderson Fund relative to its benchmark index over the measurement period; and (4) a few Janus Henderson Funds have fee schedules with breakpoints and reduced fee rates above certain asset levels. The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

The Trustees also considered the independent fee consultant’s conclusion that, given the limitations of various analytical approaches to economies of scale and their conflicting results, it is difficult to analytically confirm or deny the existence of economies of scale in the Janus Henderson complex. In this regard, the independent consultant concluded that (1) to the extent there were economies of scale at Janus Capital, Janus Capital’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds which have not yet achieved those economies and (2) by setting lower fixed fees from the start on these Janus Henderson Funds, Janus Capital appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any scale economies that may exist. Further, the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at Janus Capital.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between Janus Capital and the Janus

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Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

Other Benefits to Janus Capital

The Trustees also considered benefits that accrue to Janus Capital and its affiliates and subadvisers to the Janus Henderson Funds from their relationships with the Janus Henderson Funds. They recognized that two affiliates of Janus Capital separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market funds for services provided, and that such compensation contributes to the overall profitability of Janus Capital and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered Janus Capital’s past and proposed use of commissions paid by the Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of Janus Capital and/or Janus Capital, and/or a subadviser to a Janus Henderson Fund. The Trustees concluded that Janus Capital’s and the subadvisers’ use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit each Janus Henderson Fund. The Trustees also concluded that, other than the services provided by Janus Capital and its affiliates and subadvisers pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and Janus Capital and the subadvisers may potentially benefit from their relationship with each other in other ways. They concluded that Janus Capital and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by Janus Capital and its affiliates. They also concluded that Janus Capital and/or the subadvisers benefit from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from Janus Capital’s and/or the subadvisers’ receipt of those products and services as well as research products and services acquired through commissions paid by other clients of Janus Capital and/or other clients of the subadvisers. They further concluded that the success of any Janus Henderson Fund could attract other business to Janus Capital, the subadvisers or other Janus Henderson funds, and that the success of Janus Capital and the subadvisers could enhance Janus Capital’s and the subadvisers’ ability to serve the Janus Henderson Funds.

Approval of an Amended and Restated Investment Advisory Agreement for Janus Henderson Small-Mid Cap Value Fund (formerly, Janus Henderson Select Value Fund)

Janus Capital Management LLC (“Janus Capital”) met with the Trustees, each of whom serves as an “independent” Trustee (the “Trustees”), on December 5, 2018 and March 14, 2019, to discuss the Amended and Restated Investment Advisory Agreement (the “Amended Advisory Agreement”) for Janus Henderson Small-Mid Cap Value Fund (formerly, Janus Henderson Select Value Fund) (“Small-Mid Cap Value Fund”) and other matters related to investment strategy changes to shift the market capitalization focus of Small-Mid Cap Value Fund (the “Strategy Change”). At these meetings, the Trustees discussed the Amended Advisory Agreement and the Strategy Change with their independent counsel, separately from management. During the course of the meetings, the Trustees requested and considered such information as they deemed relevant to their deliberations. At the meeting held on March 14, 2019, the Trustees, upon the recommendation of Janus Capital, voted unanimously to approve the Amended Advisory Agreement for Small-Mid Cap Value Fund, and recommended that the Amended Advisory Agreement be submitted to shareholders for approval. The Trustees also approved matters related to the Strategy Change, effective upon approval of the Amended Advisory Agreement by the Fund’s shareholders.

In determining whether to approve the Amended Advisory Agreement, the Trustees noted their most recent consideration of Small-Mid Cap Value Fund’s current advisory agreement (the “Current Advisory Agreement”) as part of the Trustees’ annual review and consideration of whether to continue the investment advisory agreement and sub-advisory agreement, as applicable, for each Janus Henderson fund, including Small-Mid Cap Value Fund (the “Annual Review”). The Trustees noted that in connection with the Annual Review: (i) the Trustees received and reviewed information provided by Janus Capital and each sub-adviser, including Perkins Investment Management LLC (“Perkins”), in response to requests of the Trustees and their independent legal counsel, and also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant; and (ii) throughout the Annual Review, the Trustees were advised by their independent legal counsel. The Trustees also noted that based on the Trustees’ evaluation of the information provided by Janus Capital, Perkins, and the independent fee consultant, as well as other information, the Trustees determined that the overall arrangements between Small-Mid Cap

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Value Fund and Janus Capital and Perkins were fair and reasonable in light of the nature, extent and quality of the services provided by Janus Capital, its affiliates and Perkins, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and the Trustees unanimously approved the continuation of the Current Advisory Agreement for another year.

In considering the Amended Advisory Agreement, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the Amended Advisory Agreement are discussed separately below.

• The Trustees determined that the terms of the Amended Advisory Agreement are substantially similar to those of the Current Advisory Agreement, which the Trustees recently reviewed as part of the Annual Review, and the material changes made to the Amended Advisory Agreement address the proposed change to the benchmark index and the description of the period used for calculating the performance fee in order to allow for continuity of the fee based on Small-Mid Cap Value Fund’s historical performance over a 36-month measurement period.

• As part of the Strategy Change, Small-Mid Cap Value Fund will focus its investments on common stocks of companies that are small- and mid-capitalization stocks. The Trustees determined that the proposed benchmark index, the Russell 2500TM Value Index, is more closely aligned with a small- and mid-cap stock focus than Small-Mid Cap Value Fund’s current benchmark index, the Russell 3000® Value Index.

• Under the Amended Advisory Agreement, the structure of the performance fee was not changing, other than to utilize a different benchmark and performance calculation period to implement the new benchmark over time, and that this structure had been implemented initially for Small-Mid Cap Value Fund based on analysis provided by the independent fee consultant. The Trustees considered the information provided by Janus Capital in this regard, and noted Janus Capital’s belief that this performance fee structure remained reasonable and appropriate for Small-Mid Cap Value Fund. The Trustees concluded that this performance fee structure was reasonable for Small-Mid Cap Value Fund as proposed, and also determined to seek further analysis from their independent fee consultant with respect to this matter. In this regard, Janus Capital agreed to consider further revisions to the proposed performance fee structure should that be needed based on the additional analysis provided.

• As part of the Strategy Change, Perkins will continue to provide sub-advisory services to Small-Mid Cap Value Fund, but will utilize new portfolio managers to implement Small-Mid Cap Value Fund’s focus on common stocks of companies that are small- and mid-capitalization stocks. In this regard, the Trustees noted the information provided by Janus Capital with respect to the qualifications and experience of the new portfolio managers implementing investment strategies similar to the one to be utilized by Small-Mid Cap Value Fund, and also noted that Perkins and the new portfolio managers provide sub-advisory services to other Janus Henderson funds the Trustees oversee.

• The information provided by Janus Capital with respect to (i) the impact of the Amended Advisory Agreement on the potential advisory fees to be paid by Small-Mid Cap Value Fund going forward; and (ii) the potential transaction costs and capital gains to be incurred by Small-Mid Cap Value Fund as part of the efforts to reposition Small-Mid Cap Value Fund’s portfolio to focus its investments on common stocks of companies that are small- and mid-capitalization stocks. In this regard, the Trustees noted that Small-Mid Cap Value Fund’s operating costs were not expected otherwise to materially change under the Amended Advisory Agreement.

• Janus Capital’s reasons for seeking to implement the Strategy Change, including Janus Capital’s belief that current marketplace demands for a small and mid-cap strategy, combined with Perkins’ experience in managing small- and mid-cap stocks, will provide greater opportunity for Small-Mid Cap Value Fund to grow over the long-term, and that the Strategy Change is designed to create asset growth through increased sales for Small-Mid Cap Value Fund, potentially resulting in increased operational efficiencies for Small-Mid Cap Value Fund.

• Janus Capital will pay the fees and expenses related to seeking shareholder approval of the Amended Advisory Agreement, including the costs related to the preparation and distribution of proxy materials, and all other costs incurred in connection with the solicitation of proxies.

After discussion, the Trustees determined that the overall arrangements between Small-Mid Cap Value Fund, Janus Capital, and Perkins under the Amended Advisory Agreement would continue to be fair and reasonable in light of the

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nature, extent, and quality of the services expected to be provided by Janus Capital, its affiliates, and Perkins following the Strategy Change.

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Useful Information About Your Fund Report (unaudited)

Management Commentary

The Management Commentary in this report includes valuable insight as well as statistical information to help you understand how your Fund’s performance and characteristics stack up against those of comparable indices.

If the Fund invests in foreign securities, this report may include information about country exposure. Country exposure is based primarily on the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived.

Please keep in mind that the opinions expressed in the Management Commentary are just that: opinions. They are a reflection based on best judgment at the time this report was compiled, which was December 31, 2019. As the investing environment changes, so could opinions. These views are unique and are not necessarily shared by fellow employees or by Janus Henderson in general.

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of Janus Capital and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Barclays and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

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Janus Henderson Flexible Bond Fund

Useful Information About Your Fund Report (unaudited)

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected. If you compare the Fund’s “Net Decrease from Dividends and Distributions” to “Reinvested Dividends and Distributions,” you will notice that dividends and distributions have little effect on the Fund’s net assets. This is because the majority of the Fund’s investors reinvest their dividends and/or distributions.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the

56	DECEMBER 31, 2019

Janus Henderson Flexible Bond Fund

Useful Information About Your Fund Report (unaudited)

total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

Janus Investment Fund	57

Knowledge. Shared

At Janus Henderson, we believe in the sharing of expert insight for better investment and business decisions. We call this ethos Knowledge. Shared.

Learn more by visiting janushenderson.com.

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson, Janus, Henderson, Perkins, Intech and Knowledge. Shared are trademarks of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.

Janus Henderson Distributors

125-24-93019 02-20

SEMIANNUAL REPORT December 31, 2019

Janus Henderson Global Allocation Fund – Conservative

Janus Investment Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by contacting a Janus Henderson representative. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by visiting janushenderson.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you do not invest directly with the Fund, you should contact your plan sponsor, broker-dealer, or financial intermediary, to request to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-525-3713 to let the Fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Janus Henderson mutual funds where held (i.e., all Janus Henderson mutual funds held in your account if you invest through your financial intermediary or all Janus Henderson mutual funds held with the fund complex if you invest directly with a fund).

HIGHLIGHTS • Portfolio management perspective • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Global Allocation Fund - Conservative

Janus Henderson Global Allocation Fund - Conservative (unaudited)

FUND SNAPSHOT

This fund of funds offers broad global diversification for investors by utilizing the full spectrum of Janus Henderson’s investment expertise and solutions, with the goal of providing higher risk-adjusted returns than the broad markets.

Enrique Chang co-portfolio manager	Ashwin Alankar co-portfolio manager

PERFORMANCE OVERVIEW

Janus Henderson Global Allocation Fund – Conservative’s Class I Shares returned 3.39% for the six-month period ended December 31, 2019. This compares with a return of 1.20% for the Bloomberg Barclays Global Aggregate Bond Index, the Fund’s primary benchmark, and a return of 4.29% for its secondary benchmark, the Global Conservative Allocation Index, an internally calculated, hypothetical combination of total returns from the Bloomberg Barclays Global Aggregate Bond Index (60%) and the MSCI All Country World IndexSM (40%).

INVESTMENT ENVIRONMENT

Global financial markets generated positive returns during the period, with riskier assets outperforming safer government bonds as optimism brewed that heretofore slowing global growth may reaccelerate. Two developments fueling investor optimism were stabilizing global purchasing managers indices and headway in U.S.-China trade negotiations. Although yields across the U.S. Treasuries curve were down for the period, the curve between 2-year and 10-year maturities steepened as the former was anchored to a succession of rate cuts by the Federal Reserve (Fed) and the latter proved more susceptible to a potential uptick in global growth. Investment-grade credit marginally outperformed high-yield issuers due, in part, to falling interest rates. Yet for both categories, spreads between their yields and those of their risk-free benchmarks narrowed considerably. Equities rallied, with some U.S. benchmarks achieving new record closes by the end of the period, but international stocks also moved upward on improving growth prospects. This occurred after an extended period of underperformance by international stocks.

INVESTMENT PROCESS

Janus Henderson Global Allocation Fund – Conservative invests across a broad set of Janus Henderson funds that span a wide range of global asset categories with a base allocation of 30% to 50% equities, 50% to 65% fixed income and 0% to 20% alternative investments that are rebalanced quarterly. Janus Henderson Global Allocation Fund – Conservative is structured as a “fund of funds” portfolio that provides investors with broad, diversified exposure to various types of investments with an emphasis on managing investment risk. The Fund is also designed to blend the three core competencies that Janus Henderson practices as an organization: mathematically driven strategies, risk-managed strategies and fundamentally driven growth- and value-oriented strategies. We believe that combining these very different approaches in a single investment can potentially produce a portfolio with a unique and powerful performance profile.

The investment process involves setting return expectations for a broad range of Janus Henderson mutual funds that we believe best represent the full opportunity set available to today’s investor. We then establish an ideal “model” portfolio based upon the specific risk/return objective of Janus Henderson Global Allocation Fund – Conservative. Finally, we select the appropriate Janus Henderson funds that replicate our desired exposure. The allocations assigned to each selected underlying fund are consistent with our view of current market conditions and the long-term trade-off between risk and reward potential that each of these investment types represent. However, as a result of changing market conditions, both the mix of underlying funds and the allocations to these funds will change from time to time. Any portfolio risk management process we’ve discussed includes an effort to monitor and manage risk and should not be confused with nor does it imply low risk or the ability to control risk.

PERFORMANCE DISCUSSION

The Fund outperformed its primary benchmark but underperformed its secondary benchmark during the six-month period. Contributing most to returns was the Janus

Janus Investment Fund	1

Janus Henderson Global Allocation Fund - Conservative (unaudited)

Henderson Overseas Fund, followed by the Janus Henderson Global Bond Fund. After an extended period lagging the U.S., global markets gained some ground on the improving growth outlook. The lone position to generate negative returns was the Janus Henderson Diversified Alternative’s Fund. The risk premia upon which this strategy is based were negatively impacted by particularly crowded markets, meaning the dispersion of returns necessary for these premia to perform as constructed did not materialize. While positive, the Janus Henderson Triton Fund generated minimal returns. This reflected an extended period of smaller-cap stocks underperforming their large-cap peers.

OUTLOOK

Our signals of forward-looking inflation continue to point to the upside. The robustness of this view is reflected in its consistency over the past several months. As we start the new year, we believe that inflation is the greatest risk faced by markets, particularly because most have written it off, citing structural headwinds. Often, an ignored risk turns out to be the most painful kind.

The central bank-manufactured “cheap” money environment that financial assets have ridden to new highs could quickly disappear in the face of unexpected inflation and a likely shift toward a tightening regime. We have seen time and time again how the market responds when fears of tightening unfold, and it is not pretty.

And one must not forget that despite these structural headwinds, the year-over-over U.S. core inflation, as measured by the consumer price index, sits at 2.3%, far from any notion of disinflation. Consistent with a possible pickup in inflation, we see nominal bonds as challenged, according to our signals.

In response to potential structural headwinds and inflation data showing restraint, the Fed and other global central banks have made it very clear that not only will accommodation last but they are comfortable with inflation climbing above their targets. This is potentially a dangerous game to play because inflation is rarely tame. During hibernation, a bear appears tame, but when it wakes up it is anything but docile. History suggests that same holds true for inflation. The good news is our signals are not currently pointing to “stagflation.” But beware that inflation could compromise today’s stimulative financial conditions as well as economic growth, as the Fed would inevitably respond by increasing interest rates, leading to higher real rates and costs of capital.

Thank you for investing in Janus Henderson Global Allocation Fund – Conservative.

2	DECEMBER 31, 2019

Janus Henderson Global Allocation Fund - Conservative (unaudited)

Fund At A Glance

December 31, 2019

Holdings - (% of Net Assets)
Janus Henderson Global Bond Fund - Class N Shares	38.2%
Janus Henderson Diversified Alternatives Fund - Class N Shares	9.2
Janus Henderson Short-Term Bond Fund - Class N Shares	8.7
Janus Henderson Overseas Fund - Class N Shares	4.7
Janus Henderson Flexible Bond Fund - Class N Shares	4.0
Janus Henderson Large Cap Value Fund - Class N Shares	3.7
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	3.5
Janus Henderson Global Select Fund - Class N Shares	3.5
Janus Henderson International Managed Volatility Fund - Class N Shares	3.3
Janus Henderson Contrarian Fund - Class N Shares	3.0
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	2.9
Janus Henderson International Value Fund - Class N Shares	2.8
Janus Henderson Mid Cap Value Fund - Class N Shares	2.1
Janus Henderson Triton Fund - Class N Shares	1.9
Janus Henderson Enterprise Fund - Class N Shares	1.8
Janus Henderson Emerging Markets Fund - Class N Shares	1.6
Janus Henderson Global Research Fund - Class N Shares	1.3
Janus Henderson Small Cap Value Fund - Class N Shares	1.2
Janus Henderson Asia Equity Fund - Class N Shares	0.9
Janus Henderson Global Real Estate Fund - Class N Shares	0.9
Janus Henderson Forty Fund - Class N Shares	0.8

Asset Allocation - (% of Net Assets)
Fixed Income Funds	50.9%
Equity Funds	39.9%
Alternative Funds	9.2%
Other	(0.0)%
100.0%

Janus Investment Fund	3

Janus Henderson Global Allocation Fund - Conservative (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended December 31, 2019						Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Ten Year	Since Inception*	Total Annual Fund Operating Expenses‡	Net Annual Fund Operating Expenses‡
Class A Shares at NAV	3.16%	11.92%	3.55%	5.43%	5.55%	1.12%	1.12%
Class A Shares at MOP	-2.74%	5.52%	2.34%	4.81%	5.11%
Class C Shares at NAV	2.87%	11.21%	2.99%	4.75%	4.85%	1.87%	1.87%
Class C Shares at CDSC	1.88%	10.21%	2.99%	4.75%	4.85%
Class D Shares(1)	3.27%	12.08%	3.76%	5.63%	5.77%	0.95%	0.93%
Class I Shares	3.39%	12.23%	3.82%	5.69%	5.82%	0.87%	0.87%
Class S Shares	3.18%	11.80%	3.40%	5.26%	5.35%	1.22%	1.22%
Class T Shares	3.28%	12.02%	3.69%	5.56%	5.72%	1.05%	1.05%
Bloomberg Barclays Global Aggregate Bond Index	1.20%	6.84%	2.31%	2.48%	3.73%
Global Conservative Allocation Index	4.29%	14.60%	4.89%	5.15%	5.13%
Morningstar Quartile - Class T Shares	-	4th	3rd	3rd	2nd
Morningstar Ranking - based on total returns for World Allocation Funds	-	426/480	297/394	177/266	90/214

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Net expense ratios reflect the expense waiver, if any, contractually agreed to through October 28, 2020.

Performance may be affected by risks that include those associated with non-diversification, portfolio turnover, short sales, potential conflicts of interest,

4	DECEMBER 31, 2019

Janus Henderson Global Allocation Fund - Conservative (unaudited)

Performance

foreign and emerging markets, initial public offerings (IPOs), high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), derivatives, and commodity-linked investments. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

Performance of the Global Allocation Funds depends on that of the underlying funds. They are subject to the volatility of the financial markets. Because Janus Capital Management is the adviser to the Fund and to the underlying affiliated funds held within the Fund, it is subject to certain potential conflicts of interest.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Class A Shares, Class C Shares, Class I Shares, and Class S Shares commenced operations on July 6, 2009. Performance shown for each class for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class (renamed Class T Shares effective February 16, 2010), calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.

Class D Shares commenced operations on February 16, 2010. Performance shown for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

If each share class of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2019 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

*The Fund’s inception date – December 30, 2005

‡ As stated in the prospectus. See Financial Highlights for actual expense ratios during the reporting period.

(1) Closed to certain new investors.

Janus Investment Fund	5

Janus Henderson Global Allocation Fund - Conservative (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/19)	Ending Account Value (12/31/19)	Expenses Paid During Period (7/1/19 - 12/31/19)†	Beginning Account Value (7/1/19)	Ending Account Value (12/31/19)	Expenses Paid During Period (7/1/19 - 12/31/19)†	Net Annualized Expense Ratio (7/1/19 - 12/31/19)††
Class A Shares	$1,000.00	$1,031.60	$2.35	$1,000.00	$1,022.82	$2.34	0.46%
Class C Shares	$1,000.00	$1,028.70	$5.97	$1,000.00	$1,019.25	$5.94	1.17%
Class D Shares	$1,000.00	$1,032.70	$1.38	$1,000.00	$1,023.78	$1.37	0.27%
Class I Shares	$1,000.00	$1,033.90	$1.07	$1,000.00	$1,024.08	$1.07	0.21%
Class S Shares	$1,000.00	$1,031.80	$3.22	$1,000.00	$1,021.97	$3.20	0.63%
Class T Shares	$1,000.00	$1,032.80	$1.79	$1,000.00	$1,023.38	$1.78	0.35%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

††	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

6	DECEMBER 31, 2019

Janus Henderson Global Allocation Fund - Conservative

Schedule of Investments (unaudited)

December 31, 2019

Shares		Value
Investment Companies£ – 100.0%
Alternative Funds – 9.2%
Janus Henderson Diversified Alternatives Fund - Class N Shares	1,874,301	$18,143,235
Equity Funds – 39.9%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	651,963	6,865,168
Janus Henderson Asia Equity Fund - Class N Shares	157,051	1,777,818
Janus Henderson Contrarian Fund - Class N Shares	272,223	5,795,629
Janus Henderson Emerging Markets Fund - Class N Shares	330,253	3,226,576
Janus Henderson Enterprise Fund - Class N Shares	25,300	3,619,352
Janus Henderson Forty Fund - Class N Shares	37,575	1,477,828
Janus Henderson Global Real Estate Fund - Class N Shares	127,341	1,683,447
Janus Henderson Global Research Fund - Class N Shares	31,244	2,628,569
Janus Henderson Global Select Fund - Class N Shares	431,358	6,832,705
Janus Henderson International Managed Volatility Fund - Class N Shares	747,236	6,403,816
Janus Henderson International Value Fund - Class N Shares	531,161	5,502,830
Janus Henderson Large Cap Value Fund - Class N Shares	507,958	7,268,886
Janus Henderson Mid Cap Value Fund - Class N Shares	262,264	4,188,348
Janus Henderson Overseas Fund - Class N Shares	268,355	9,102,613
Janus Henderson Small Cap Value Fund - Class N Shares	103,810	2,385,550
Janus Henderson Triton Fund - Class N Shares	116,437	3,681,728
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	492,690	5,729,984
		78,170,847
Fixed Income Funds – 50.9%
Janus Henderson Flexible Bond Fund - Class N Shares	741,556	7,823,419
Janus Henderson Global Bond Fund - Class N Shares	7,803,871	75,073,240
Janus Henderson Short-Term Bond Fund - Class N Shares	5,652,550	17,014,176
		99,910,835
Total Investments (total cost $180,587,890) – 100.0%		196,224,917
Liabilities, net of Cash, Receivables and Other Assets – (0)%		(86,466)
Net Assets – 100%		$196,138,451

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Global Allocation Fund - Conservative

Schedule of Investments (unaudited)

December 31, 2019

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Capital Gain Distributions from Underlying Funds(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 12/31/19
Investment Companies - 100.0%
Alternative Funds - 9.2%
Janus Henderson Diversified Alternatives Fund - Class N Shares	$-	$(20,790)	$7,021	$(210,552)	$18,143,235
Equity Funds - 39.9%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	149,590	255,972	4,112	(137,853)	6,865,168
Janus Henderson Asia Equity Fund - Class N Shares	15,246	3,289	-	91,757	1,777,818
Janus Henderson Contrarian Fund - Class N Shares	126,293	23,667	491,151	18,213	5,795,629
Janus Henderson Emerging Markets Fund - Class N Shares	53,126	(12,112)	-	96,545	3,226,576
Janus Henderson Enterprise Fund - Class N Shares	10,725	344,115	146,129	(252,192)	3,619,352
Janus Henderson Forty Fund - Class N Shares	5,129	163,528	88,450	(96,345)	1,477,828
Janus Henderson Global Real Estate Fund - Class N Shares	49,441	764,610	13,513	(622,814)	1,683,447
Janus Henderson Global Research Fund - Class N Shares	31,749	974,631	93,322	(863,976)	2,628,569
Janus Henderson Global Select Fund - Class N Shares	83,365	21,539	215,550	381,320	6,832,705
Janus Henderson International Managed Volatility Fund - Class N Shares	275,884	722	-	(187,247)	6,403,816
Janus Henderson International Value Fund - Class N Shares	152,565	(10,709)	50,616	192,201	5,502,830
Janus Henderson Large Cap Value Fund - Class N Shares	95,474	(25,531)	190,130	259,714	7,268,886
Janus Henderson Mid Cap Value Fund - Class N Shares	47,262	(18,799)	58,930	258,934	4,188,348
Janus Henderson Overseas Fund - Class N Shares	194,805	167,242	-	555,193	9,102,613
Janus Henderson Small Cap Value Fund - Class N Shares	28,026	(58,853)	-	217,362	2,385,550
Janus Henderson Triton Fund - Class N Shares	-	99,593	148,667	(162,493)	3,681,728
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	49,209	178,373	139,763	(38,410)	5,729,984
Total Equity Funds	$1,367,889	$2,871,277	$1,640,333	$(290,091)	$78,170,847
Fixed Income Funds - 50.9%
Janus Henderson Flexible Bond Fund - Class N Shares	127,971	552,843	-	(422,929)	7,823,419
Janus Henderson Global Bond Fund - Class N Shares	197,587	53,649	-	534,908	75,073,240
Janus Henderson Short-Term Bond Fund - Class N Shares	217,577	(11,293)	-	13,191	17,014,176
Total Fixed Income Funds	$543,135	$595,199	$-	$125,170	$99,910,835
Total Affiliated Investments - 100.0%	$1,911,024	$3,445,686	$1,647,354	$(375,473)	$196,224,917

(1) For securities that were affiliated for a portion of the period ended December 31, 2019, this column reflects amounts for the entire period ended December 31, 2019 and not just the period in which the security was affiliated.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	DECEMBER 31, 2019

Janus Henderson Global Allocation Fund - Conservative

Schedule of Investments (unaudited)

December 31, 2019

	Share Balance at 6/30/19	Purchases	Sales	Share Balance at 12/31/19
Investment Companies - 100.0%
Alternative Funds - 9.2%
Janus Henderson Diversified Alternatives Fund - Class N Shares	1,871,054	114,856	(111,609)	1,874,301
Equity Funds - 39.9%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	1,040,479	20,252	(408,768)	651,963
Janus Henderson Asia Equity Fund - Class N Shares	121,967	44,178	(9,094)	157,051
Janus Henderson Contrarian Fund - Class N Shares	146,456	139,954	(14,187)	272,223
Janus Henderson Emerging Markets Fund - Class N Shares	381,527	8,352	(59,626)	330,253
Janus Henderson Enterprise Fund - Class N Shares	33,293	1,317	(9,310)	25,300
Janus Henderson Forty Fund - Class N Shares	57,565	2,719	(22,709)	37,575
Janus Henderson Global Real Estate Fund - Class N Shares	326,133	5,946	(204,738)	127,341
Janus Henderson Global Research Fund - Class N Shares	58,544	1,765	(29,065)	31,244
Janus Henderson Global Select Fund - Class N Shares	309,072	146,368	(24,082)	431,358
Janus Henderson International Managed Volatility Fund - Class N Shares	612,538	176,546	(41,848)	747,236
Janus Henderson International Value Fund - Class N Shares	537,045	24,266	(30,150)	531,161
Janus Henderson Large Cap Value Fund - Class N Shares	456,982	79,587	(28,611)	507,958
Janus Henderson Mid Cap Value Fund - Class N Shares	148,305	128,819	(14,860)	262,264
Janus Henderson Overseas Fund - Class N Shares	311,550	8,046	(51,241)	268,355
Janus Henderson Small Cap Value Fund - Class N Shares	167,097	2,117	(65,404)	103,810
Janus Henderson Triton Fund - Class N Shares	117,054	5,950	(6,567)	116,437
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	442,135	78,482	(27,927)	492,690
Fixed Income Funds - 50.9%
Janus Henderson Flexible Bond Fund - Class N Shares	1,596,900	18,606	(873,950)	741,556
Janus Henderson Global Bond Fund - Class N Shares	7,573,391	683,689	(453,209)	7,803,871
Janus Henderson Short-Term Bond Fund - Class N Shares	3,787,160	2,191,850	(326,460)	5,652,550

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Global Allocation Fund - Conservative

Notes to Schedule of Investments and Other Information (unaudited)

Bloomberg Barclays Global Aggregate Bond Index	Bloomberg Barclays Global Aggregate Bond Index is a broad-based measure of the global investment grade fixed-rate debt markets.
Global Conservative Allocation Index

Global Conservative Allocation Index is an internally-calculated, hypothetical combination of total returns from the Bloomberg Barclays Global Aggregate Bond Index (60%) and the MSCI All Country World IndexSM (40%).

MSCI All Country World IndexSM	MSCI All Country World IndexSM reflects the equity market performance of global developed and emerging markets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2019. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Investment Companies
Alternative Funds	$18,143,235	$-	$-
Equity Funds	78,170,847	-	-
Fixed Income Funds	99,910,835	-	-
Total Assets	$196,224,917	$-	$-

10	DECEMBER 31, 2019

Janus Henderson Global Allocation Fund - Conservative

Statement of Assets and Liabilities (unaudited)

December 31, 2019

Assets:
Affiliated investments, at value(1)	$196,224,917
Non-interested Trustees' deferred compensation	5,040
Receivables:
Dividends from affiliates	187,671
Fund shares sold	109,097
Investments sold	80,784
Other assets	1,620
Total Assets	196,609,129
Liabilities:
Payables:	—
Investments purchased	187,672
Fund shares repurchased	150,693
Transfer agent fees and expenses	27,228
Professional fees	26,605
Registration fees	22,110
12b-1 Distribution and shareholder servicing fees	11,989
Non-affiliated fund administration fees payable	9,020
Advisory fees	8,534
Non-interested Trustees' deferred compensation fees	5,040
Custodian fees	243
Non-interested Trustees' fees and expenses	106
Accrued expenses and other payables	21,438
Total Liabilities	470,678
Net Assets	$196,138,451
Net Assets Consist of:
Capital (par value and paid-in surplus)	$180,102,505
Total distributable earnings (loss)	16,035,946
Total Net Assets	$196,138,451
Net Assets - Class A Shares	$4,578,718
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	370,597
Net Asset Value Per Share(2)	$12.35
Maximum Offering Price Per Share(3)	$13.10
Net Assets - Class C Shares	$12,553,235
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,035,269
Net Asset Value Per Share(2)	$12.13
Net Assets - Class D Shares	$157,218,639
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	12,675,820
Net Asset Value Per Share	$12.40
Net Assets - Class I Shares	$3,927,498
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	316,784
Net Asset Value Per Share	$12.40
Net Assets - Class S Shares	$418,237
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	33,906
Net Asset Value Per Share	$12.34
Net Assets - Class T Shares	$17,442,124
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,408,623
Net Asset Value Per Share	$12.38

(1) Includes cost of $180,587,890.

(2) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

(3) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson Global Allocation Fund - Conservative

Statement of Operations (unaudited)

For the period ended December 31, 2019

Investment Income:
Dividends from affiliates	$1,911,024
Total Investment Income	1,911,024
Expenses:
Advisory fees	49,689
12b-1 Distribution and shareholder servicing fees:
Class A Shares	5,797
Class C Shares	63,479
Class S Shares	742
Transfer agent administrative fees and expenses:
Class D Shares	94,736
Class S Shares	741
Class T Shares	21,849
Transfer agent networking and omnibus fees:
Class A Shares	1,818
Class C Shares	3,981
Class I Shares	1,412
Other transfer agent fees and expenses:
Class A Shares	178
Class C Shares	496
Class D Shares	10,170
Class I Shares	109
Class S Shares	17
Class T Shares	137
Registration fees	37,872
Professional fees	17,687
Shareholder reports expense	16,459
Non-interested Trustees’ fees and expenses	2,314
Custodian fees	246
Other expenses	7,814
Total Expenses	337,743
Less: Excess Expense Reimbursement and Waivers	(2,168)
Net Expenses	335,575
Net Investment Income/(Loss)	1,575,449
Net Realized Gain/(Loss) on Investments:
Investments in affiliates	3,445,686
Capital gain distributions from underlying funds	1,647,354
Total Net Realized Gain/(Loss) on Investments	5,093,040
Change in Unrealized Net Appreciation/Depreciation:
Investments in affiliates	(375,473)
Total Change in Unrealized Net Appreciation/Depreciation	(375,473)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$6,293,016

See Notes to Financial Statements.

12	DECEMBER 31, 2019

Janus Henderson Global Allocation Fund - Conservative

Statements of Changes in Net Assets

	Period ended December 31, 2019 (unaudited)	Year ended June 30, 2019

Operations:
Net investment income/(loss)	$1,575,449	$1,439,734
Net realized gain/(loss) on investments	5,093,040	4,204,489
Change in unrealized net appreciation/depreciation	(375,473)	1,003,755
Net Increase/(Decrease) in Net Assets Resulting from Operations	6,293,016	6,647,978
Dividends and Distributions to Shareholders
Class A Shares	(204,890)	(162,163)
Class C Shares	(477,832)	(426,177)
Class D Shares	(7,276,514)	(6,066,748)
Class I Shares	(166,244)	(167,463)
Class S Shares	(16,464)	(33,042)
Class T Shares	(815,963)	(705,313)
Net Decrease from Dividends and Distributions to Shareholders	(8,957,907)	(7,560,906)
Capital Share Transactions:
Class A Shares	133,860	100,602
Class C Shares	(710,211)	(2,194,777)
Class D Shares	(72,855)	(17,634,813)
Class I Shares	187,046	(1,782,892)
Class S Shares	(346,134)	(185,258)
Class T Shares	163,221	(5,634,283)
Net Increase/(Decrease) from Capital Share Transactions	(645,073)	(27,331,421)
Net Increase/(Decrease) in Net Assets	(3,309,964)	(28,244,349)
Net Assets:
Beginning of period	199,448,415	227,692,764
End of period	$196,138,451	$199,448,415

See Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson Global Allocation Fund - Conservative

Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$12.53	$12.58	$12.73	$12.10	$12.83	$13.62
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.09	0.05	0.16	0.10	0.15	0.38
Net realized and unrealized gain/(loss)	0.31	0.35	0.43	0.62	(0.11)	(0.55)
Total from Investment Operations	0.40	0.40	0.59	0.72	0.04	(0.17)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.13)	(0.10)	(0.20)	(0.05)	(0.12)	(0.40)
Distributions (from capital gains)	(0.45)	(0.35)	(0.54)	(0.04)	(0.65)	(0.22)
Total Dividends and Distributions	(0.58)	(0.45)	(0.74)	(0.09)	(0.77)	(0.62)
Net Asset Value, End of Period	$12.35	$12.53	$12.58	$12.73	$12.10	$12.83
Total Return*	3.16%	3.47%	4.55%	6.01%	0.41%	(1.25)%
Net Assets, End of Period (in thousands)	$4,579	$4,505	$4,407	$4,507	$11,944	$12,648
Average Net Assets for the Period (in thousands)	$4,588	$4,379	$4,494	$7,313	$11,826	$12,831
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.46%	0.46%	0.47%	0.46%	0.46%	0.46%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.46%	0.46%	0.47%	0.46%	0.46%	0.46%
Ratio of Net Investment Income/(Loss)(2)	1.47%	0.43%	1.27%	0.83%	1.27%	2.86%
Portfolio Turnover Rate	14%	5%	14%	25%	5%	20%

Class C Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$12.26	$12.30	$12.47	$11.88	$12.64	$13.39
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.05	(0.02)	0.07	0.03	0.09	0.32
Net realized and unrealized gain/(loss)	0.30	0.33	0.41	0.62	(0.13)	(0.53)
Total from Investment Operations	0.35	0.31	0.48	0.65	(0.04)	(0.21)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.03)	—(3)	(0.11)	(0.02)	(0.07)	(0.32)
Distributions (from capital gains)	(0.45)	(0.35)	(0.54)	(0.04)	(0.65)	(0.22)
Total Dividends and Distributions	(0.48)	(0.35)	(0.65)	(0.06)	(0.72)	(0.54)
Net Asset Value, End of Period	$12.13	$12.26	$12.30	$12.47	$11.88	$12.64
Total Return*	2.87%	2.78%	3.81%	5.50%	(0.18)%	(1.58)%
Net Assets, End of Period (in thousands)	$12,553	$13,392	$15,665	$16,752	$20,972	$20,866
Average Net Assets for the Period (in thousands)	$12,861	$14,347	$16,576	$18,722	$20,085	$22,092
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	1.17%	1.18%	1.14%	1.00%	0.97%	0.86%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	1.17%	1.18%	1.14%	1.00%	0.97%	0.86%
Ratio of Net Investment Income/(Loss)(2)	0.73%	(0.13)%	0.58%	0.22%	0.72%	2.48%
Portfolio Turnover Rate	14%	5%	14%	25%	5%	20%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

(3) Less than $0.005 on a per share basis.

See Notes to Financial Statements.

14	DECEMBER 31, 2019

Janus Henderson Global Allocation Fund - Conservative

Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$12.59	$12.63	$12.77	$12.18	$12.91	$13.70
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.11	0.09	0.19	0.11	0.18	0.41
Net realized and unrealized gain/(loss)	0.31	0.34	0.43	0.63	(0.12)	(0.56)
Total from Investment Operations	0.42	0.43	0.62	0.74	0.06	(0.15)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.16)	(0.12)	(0.22)	(0.11)	(0.14)	(0.42)
Distributions (from capital gains)	(0.45)	(0.35)	(0.54)	(0.04)	(0.65)	(0.22)
Total Dividends and Distributions	(0.61)	(0.47)	(0.76)	(0.15)	(0.79)	(0.64)
Net Asset Value, End of Period	$12.40	$12.59	$12.63	$12.77	$12.18	$12.91
Total Return*	3.27%	3.70%	4.78%	6.19%	0.61%	(1.03)%
Net Assets, End of Period (in thousands)	$157,219	$159,468	$177,717	$178,971	$194,171	$217,150
Average Net Assets for the Period (in thousands)	$157,620	$163,822	$182,877	$184,411	$199,014	$226,112
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.27%	0.29%	0.27%	0.26%	0.27%	0.26%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.27%	0.27%	0.27%	0.26%	0.27%	0.26%
Ratio of Net Investment Income/(Loss)(2)	1.66%	0.76%	1.46%	0.90%	1.45%	3.09%
Portfolio Turnover Rate	14%	5%	14%	25%	5%	20%

Class I Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$12.58	$12.63	$12.77	$12.18	$12.91	$13.71
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.11	0.11	0.20	0.10	0.19	0.35
Net realized and unrealized gain/(loss)	0.32	0.32	0.43	0.65	(0.13)	(0.49)
Total from Investment Operations	0.43	0.43	0.63	0.75	0.06	(0.14)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.16)	(0.13)	(0.23)	(0.12)	(0.14)	(0.44)
Distributions (from capital gains)	(0.45)	(0.35)	(0.54)	(0.04)	(0.65)	(0.22)
Total Dividends and Distributions	(0.61)	(0.48)	(0.77)	(0.16)	(0.79)	(0.66)
Net Asset Value, End of Period	$12.40	$12.58	$12.63	$12.77	$12.18	$12.91
Total Return*	3.39%	3.71%	4.85%	6.29%	0.64%	(1.02)%
Net Assets, End of Period (in thousands)	$3,927	$3,786	$5,601	$5,078	$3,628	$4,266
Average Net Assets for the Period (in thousands)	$3,670	$4,489	$5,375	$4,411	$3,582	$5,162
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.21%	0.21%	0.22%	0.21%	0.20%	0.19%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.21%	0.21%	0.22%	0.21%	0.20%	0.19%
Ratio of Net Investment Income/(Loss)(2)	1.70%	0.92%	1.54%	0.82%	1.54%	2.64%
Portfolio Turnover Rate	14%	5%	14%	25%	5%	20%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

See Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson Global Allocation Fund - Conservative

Financial Highlights

Class S Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$12.45	$12.51	$12.66	$12.07	$12.79	$13.58
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.07	0.09	0.16	0.07	0.13	0.34
Net realized and unrealized gain/(loss)	0.33	0.29	0.40	0.63	(0.12)	(0.53)
Total from Investment Operations	0.40	0.38	0.56	0.70	0.01	(0.19)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.06)	(0.09)	(0.17)	(0.07)	(0.08)	(0.38)
Distributions (from capital gains)	(0.45)	(0.35)	(0.54)	(0.04)	(0.65)	(0.22)
Total Dividends and Distributions	(0.51)	(0.44)	(0.71)	(0.11)	(0.73)	(0.60)
Net Asset Value, End of Period	$12.34	$12.45	$12.51	$12.66	$12.07	$12.79
Total Return*	3.18%	3.32%	4.35%	5.84%	0.24%	(1.37)%
Net Assets, End of Period (in thousands)	$418	$765	$960	$1,541	$1,579	$2,499
Average Net Assets for the Period (in thousands)	$588	$860	$1,266	$1,573	$2,044	$2,123
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.63%	0.56%	0.68%	0.61%	0.62%	0.61%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.63%	0.56%	0.64%	0.61%	0.61%	0.61%
Ratio of Net Investment Income/(Loss)(2)	1.03%	0.76%	1.28%	0.58%	1.04%	2.61%
Portfolio Turnover Rate	14%	5%	14%	25%	5%	20%

Class T Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$12.56	$12.61	$12.75	$12.15	$12.89	$13.69
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.10	0.10	0.18	0.11	0.18	0.39
Net realized and unrealized gain/(loss)	0.32	0.31	0.43	0.63	(0.13)	(0.55)
Total from Investment Operations	0.42	0.41	0.61	0.74	0.05	(0.16)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.15)	(0.11)	(0.21)	(0.10)	(0.14)	(0.42)
Distributions (from capital gains)	(0.45)	(0.35)	(0.54)	(0.04)	(0.65)	(0.22)
Total Dividends and Distributions	(0.60)	(0.46)	(0.75)	(0.14)	(0.79)	(0.64)
Net Asset Value, End of Period	$12.38	$12.56	$12.61	$12.75	$12.15	$12.89
Total Return*	3.28%	3.51%	4.71%	6.21%	0.51%	(1.13)%
Net Assets, End of Period (in thousands)	$17,442	$17,532	$23,342	$24,104	$29,425	$32,667
Average Net Assets for the Period (in thousands)	$17,287	$19,653	$23,661	$26,862	$30,113	$30,449
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.38%	0.39%	0.38%	0.36%	0.37%	0.36%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.35%	0.37%	0.35%	0.33%	0.27%	0.36%
Ratio of Net Investment Income/(Loss)(2)	1.63%	0.78%	1.41%	0.91%	1.46%	2.91%
Portfolio Turnover Rate	14%	5%	14%	25%	5%	20%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

See Notes to Financial Statements.

16	DECEMBER 31, 2019

Janus Henderson Global Allocation Fund - Conservative

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Global Allocation Fund - Conservative (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Fund operates as a “fund of funds,” meaning substantially all of the Fund’s assets will be invested in other Janus Henderson funds (the “underlying funds”). The Trust offers 47 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks total return through a primary emphasis on income with a secondary emphasis on growth of capital. The Fund is classified as diversified, as defined in the 1940 Act.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares. Class D Shares are closed to certain new investors.

Shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with accounting principles generally accepted in the United States of America).

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Funds have adopted an auto-conversion policy pursuant to which Class C Shares that have been held for ten years will be automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the tenth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund will rely on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares. Please contact your financial intermediary for additional information.

Class D Shares are generally no longer being made available to new investors who do not already have a direct account with the Janus Henderson funds. Class D Shares are available only to investors who hold accounts directly with the Janus Henderson funds, to immediate family members or members of the same household of an eligible individual investor, and to existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with Janus Capital Management LLC (“Janus Capital”) or its affiliates to offer Class S Shares on their supermarket platforms.

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Janus Henderson Global Allocation Fund - Conservative

Notes to Financial Statements (unaudited)

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class T Shares on their supermarket platforms.

Underlying Funds

The Fund invests in a variety of underlying funds to pursue a target allocation of equity investments, fixed-income securities, and alternative investments and may also invest in money market instruments or cash/cash equivalents. The Fund has a target allocation, which is how the Fund's investments generally will be allocated among the major asset classes over the long term, as well as normal ranges, under normal market conditions, within which the Fund's asset class allocations generally will vary over short-term periods. The Fund's long-term expected average asset allocation is as follows: 40% to equity investments, 55% to fixed-income securities and money market instruments, and 5% to alternative investments. Additional details and descriptions of the investment objectives and strategies of each of the underlying funds are available in the Fund’s and underlying funds’ prospectuses available at janushenderson.com. The Trustees of the underlying funds may change the investment objectives or strategies of the underlying funds at any time without prior notice to the Fund’s shareholders.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

The Fund’s net asset value (“NAV”) is calculated based upon the NAV of each of the underlying funds in which the Fund invests on the day of valuation. The NAV for each class of the underlying funds is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The Fund classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities held by the underlying funds will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Interest income is recorded daily on

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Janus Henderson Global Allocation Fund - Conservative

Notes to Financial Statements (unaudited)

the accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Dividend distributions received from the underlying funds are recorded on the ex-dividend date. Upon receipt of the notification from an underlying fund, and subsequent to the ex-dividend date, a part or all of the dividend income originally recorded by the Fund may be reclassified as a tax return of capital by reducing the cost basis of the underlying fund and/or increasing the realized gain on sales of investments in the underlying fund.

Expenses

The Fund bears expenses incurred specifically on its behalf. Additionally, the Fund, as a shareholder in the underlying funds, will also indirectly bear its pro rata share of the expenses incurred by the underlying funds. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Dividends and Distributions

The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or the Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The underlying funds may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the underlying funds distribute such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

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Notes to Financial Statements (unaudited)

2. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays Janus Capital Management LLC (“Janus Capital”) an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.05% of its average daily net assets.

Janus Capital has contractually agreed to waive the advisory fee payable by the Fund or reimburse expenses in an amount equal to the amount, if any, that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any expenses of an underlying fund (acquired fund fees and expenses), the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.14% of the Fund’s average daily net assets. Janus Capital has agreed to continue the waivers until at least October 28, 2020. If applicable, amounts waived and/or reimbursed to the Fund by Janus Capital are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

Janus Services LLC (“Janus Services”), a wholly-owned subsidiary of Janus Capital, is the Fund’s and the underlying funds’ transfer agent. In addition, Janus Services provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Fund. Janus Services is not compensated for its services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Certain, but not all, intermediaries may charge administrative fees (such as networking and omnibus) to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to Janus Services, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between Janus Services and the Fund, Janus Services may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. Janus Capital and its affiliates benefit from an increase in assets that may result from such relationships. The Funds’ Trustees have set limits on fees that the Funds may incur with respect to administrative fees paid for omnibus or networked accounts. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

Effective July 1, 2019, the Board of Trustees of Janus Investment Fund approved a new administrative fee rate for Class D Shares detailed in the table below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

The Fund’s actual Class D administrative fee rate was 0.12% for the reporting period.

Prior to July 1, 2019, the Fund’s Class D Shares paid an administrative services fee at an annual rate of 0.12% of the average daily net assets of Class D Shares for shareholder services provided by Janus Services. Janus Services provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Janus Services receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. Janus Services expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. Janus Services or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to Class S Shares and Class T Shares of the Fund. Janus Services may keep certain amounts retained for reimbursement

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Janus Henderson Global Allocation Fund - Conservative

Notes to Financial Statements (unaudited)

of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with Janus Capital. For all share classes, Janus Services also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Janus Services is compensated for its services related to the Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, Janus Distributors LLC dba Janus Henderson Distributors (“Janus Henderson Distributors”), a wholly-owned subsidiary of Janus Capital, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets, and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to Janus Henderson Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Payments under the Plan are not tied exclusively to actual 12b-1 distribution and shareholder service expenses, and the payments may exceed 12b-1 distribution and shareholder service expenses actually incurred. If any of the Fund’s actual 12b-1 distribution and shareholder service expenses incurred during a calendar year are less than the payments made during a calendar year, the Fund will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution and shareholder servicing fees” in the Statement of Operations.

Janus Capital serves as administrator to the Fund pursuant to an administration agreement, and is authorized to perform, or cause others to perform, the administration services necessary for the operation of the Fund. Janus Capital does not receive compensation for serving as administrator and it bears the expenses related to operation of the Fund, such as, but not limited to fund accounting and tax services; shareholder servicing; and preparation of various documents filed with the SEC. The Fund bears costs related to any compensation, fees, or reimbursements paid to Trustees who are independent of Janus Capital; fees and expenses of counsel to the Independent Trustees; fees and expenses of consultants to the Fund; custody fees; audit expenses; brokerage commissions and all other expenses in connection with execution of portfolio transactions; blue sky registration costs; interest; all federal, state and local taxes (including stamp, excise, income, and franchise taxes); expenses of shareholder meetings, including the preparation, printing, and distribution of proxy statements, notices, and reports to shareholders; expenses of printing and mailing to existing shareholders prospectuses, statements of additional information, shareholder reports, and other materials required to be mailed to shareholders by federal or state laws or regulations; transfer agency fees and expenses payable pursuant to a transfer agency agreement between the Trust and Janus Services on behalf of the Fund; any litigation; and other extraordinary expenses. In addition, some expenses related to compensation payable to the Fund's Chief Compliance Officer and compliance staff are shared with the Fund. Total compensation of $230,755 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2019. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2019 on the Statement of Assets and Liabilities in the asset, “Non-interested Trustees’ deferred compensation,” and liability, “Non-interested Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and

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Notes to Financial Statements (unaudited)

Liabilities. Deferred compensation expenses for the period ended December 31, 2019 are included in “Non-interested Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $236,725 were paid by the Trust to the Trustees under the Deferred Plan during the period ended December 31, 2019.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2019 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between Janus Henderson Distributors and financial intermediaries. During the period ended December 31, 2019, Janus Henderson Distributors retained upfront sales charges of $23.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to Janus Henderson Distributors during the period ended December 31, 2019.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended December 31, 2019, redeeming shareholders of Class C Shares paid CDSCs of $36.

3. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2019 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 182,028,680	$15,083,939	$ (887,702)	$ 14,196,237

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Janus Henderson Global Allocation Fund - Conservative

Notes to Financial Statements (unaudited)

4. Capital Share Transactions

	Period ended December 31, 2019		Year ended June 30, 2019
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	35,249	$ 445,048	66,255	$ 807,903
Reinvested dividends and distributions	16,041	197,947	13,214	152,225
Shares repurchased	(40,230)	(509,135)	(70,299)	(859,526)
Net Increase/(Decrease)	11,060	$ 133,860	9,170	$ 100,602
Class C Shares:
Shares sold	42,987	$ 527,500	131,916	$ 1,578,667
Reinvested dividends and distributions	36,470	441,656	34,732	392,819
Shares repurchased	(136,598)	(1,679,367)	(347,482)	(4,166,263)
Net Increase/(Decrease)	(57,141)	$ (710,211)	(180,834)	$ (2,194,777)
Class D Shares:
Shares sold	305,719	$ 3,882,589	692,977	$ 8,511,763
Reinvested dividends and distributions	582,292	7,214,596	520,071	6,012,024
Shares repurchased	(879,302)	(11,170,040)	(2,616,452)	(32,158,600)
Net Increase/(Decrease)	8,709	$ (72,855)	(1,403,404)	$(17,634,813)
Class I Shares:
Shares sold	55,944	$ 701,265	64,769	$ 802,586
Reinvested dividends and distributions	13,369	165,647	14,460	167,009
Shares repurchased	(53,386)	(679,866)	(221,939)	(2,752,487)
Net Increase/(Decrease)	15,927	$ 187,046	(142,710)	$ (1,782,892)
Class S Shares:
Shares sold	2,175	$ 27,264	10,544	$ 127,674
Reinvested dividends and distributions	1,336	16,464	2,883	33,042
Shares repurchased	(31,070)	(389,862)	(28,741)	(345,974)
Net Increase/(Decrease)	(27,559)	$ (346,134)	(15,314)	$ (185,258)
Class T Shares:
Shares sold	178,512	$ 2,265,080	327,999	$ 4,011,514
Reinvested dividends and distributions	65,181	806,292	60,326	696,156
Shares repurchased	(230,448)	(2,908,151)	(843,409)	(10,341,953)
Net Increase/(Decrease)	13,245	$ 163,221	(455,084)	$ (5,634,283)

5. Purchases and Sales of Investment Securities

For the period ended December 31, 2019, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$ 8,363,446	$ 21,138,600	$ -	$ -

6. Recent Accounting Pronouncements

The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) in August 2018. The new guidance removes, modifies and enhances the disclosures to Topic 820. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. An entity is permitted, and Management has decided, to early adopt the removed and modified disclosures in these financial statements.

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Janus Henderson Global Allocation Fund - Conservative

Notes to Financial Statements (unaudited)

7. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2019 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

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Janus Henderson Global Allocation Fund - Conservative

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund is required to disclose its complete holdings as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Fund shareholders. Historically, the Fund filed its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters each fiscal year on Form N-Q. The Fund’s Form N-PORT and Form N-Q filings: (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series, each of whom serves as an “independent” Trustee (the “Trustees”), oversee the management of each Portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each Fund of Janus Investment Fund (together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreements for the Janus Henderson Funds that utilize subadvisers.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Capital and the respective subadvisers in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At a meeting held on December 5, 2019, based on the Trustees’ evaluation of the information provided by Janus Capital, the subadvisers, and the independent fee consultant, as well as other information, the Trustees determined that the overall arrangements between each Janus Henderson Fund and Janus Capital and each subadviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by Janus Capital, its affiliates and the subadvisers, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund, and the subadvisory agreement for each subadvised Janus Henderson Fund, for the period from February 1, 2020 through February 1, 2021, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

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Additional Information (unaudited)

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent and quality of the services provided by Janus Capital and the subadvisers to the Janus Henderson Funds, taking into account the investment objective, strategies and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of Janus Capital and each subadviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by Janus Capital or the subadvisers, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered Janus Capital’s role as administrator to the Janus Henderson Funds, noting that Janus Capital generally, does not receive a fee for its services but is reimbursed for its out-of-pocket costs. The Trustees considered the role of Janus Capital in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that Janus Capital provides a number of different services for the Janus Henderson Funds and fund shareholders, ranging from investment management services to various other servicing functions, and that, in its view, Janus Capital is a capable provider of those services. The independent fee consultant also provided its belief that Janus Capital has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent and quality of the services provided by Janus Capital or the subadviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory and subadvisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that Janus Capital and each subadviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable funds and peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, the independent fee consultant found that the overall Janus Henderson Funds’ performance has been reasonable: for the 36 months ended September 30, 2019, approximately 69% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar, and for the 12 months ended September 30, 2019, approximately 71% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar.

The Trustees considered the performance of each Fund, noting that performance may vary by share class, and noted the following:

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

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Additional Information (unaudited)

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Developed World Bond Fund, the Trustees noted the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12

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Additional Information (unaudited)

months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson International Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson International Small Cap Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and its limited performance history.

• For Janus Henderson International Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital and Perkins had taken or were taking to improve performance, and that the performance trend was improving

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

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Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson U.S. Growth Opportunities Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital and Geneva had taken or were taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

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Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital and Intech had taken or were taking to improve performance, and that the performance trend was improving.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital and Perkins had taken or were taking to improve performance, and that the performance trend was improving.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory and subadvisory agreement(s).

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant and noted that the rate of management fees (investment advisory and any administration but excluding out-of-pocket costs) for many of the Janus Henderson Funds, after applicable waivers, was below the average management fee rate of the respective peer group of funds selected by an independent data provider. The Trustees also examined information regarding the subadvisory fees charged for subadvisory services, as applicable, noting that all such fees were paid by Janus Capital out of its management fees collected from such Janus Henderson Fund.

The independent fee consultant provided its belief that the management fees charged by Janus Capital to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by Janus Capital. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of their respective Broadridge Expense Group

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Additional Information (unaudited)

peers; and (3) and the management fees for the Janus Henderson Funds, on average, were 7% under the average management fees for their Expense Groups. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group peers and to average total expenses for its Broadridge Expense Universe.

For certain Janus Henderson Funds, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable in light of performance trends, performance histories, and existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by Janus Capital and each subadviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by Janus Capital and each subadviser to comparable separate account clients and to comparable non-affiliated funds subadvised by Janus Capital or by a subadviser (for which Janus Capital or the subadviser provides only or primarily portfolio management services). Although in most instances subadvisory and separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that Janus Capital noted that, under the terms of the management agreements with the Janus Henderson Funds, Janus Capital performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, trustee support, regulatory compliance and numerous other services, and that, in serving the Janus Henderson Funds, Janus Capital assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, they noted that the independent fee consultant found that: (1) the management fees Janus Capital charges to the Janus Henderson Funds are reasonable in relation to the management fees Janus Capital charges to funds subadvised by Janus Capital and to the fees Janus Capital charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs; and (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged to Janus Henderson subadvised fund and separate account investors; (4) 11 of 12 Janus Henderson Funds have lower management fees than similar funds subadvised by Janus Capital; and (5) six of nine Janus Henderson Funds have lower management fees than similar separate accounts managed by Janus Capital.

The Trustees considered the fees for each Fund for its fiscal year ended in 2018, and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”):

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

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Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

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• For Janus Henderson Global Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable.

• For Janus Henderson International Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson International Small Cap Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for both share classes.

• For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

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• For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson U.S. Growth Opportunities Fund, that Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that, although the Fund’s expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

The Trustees reviewed information on the overall profitability to Janus Capital and its affiliates of their relationship with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses, and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to Janus Capital from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether Janus Capital and each subadviser receive adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is

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Additional Information (unaudited)

necessarily a product of the allocation methodology utilized by Janus Capital to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found that (1) the expense allocation methodology and rationales utilized by Janus Capital were reasonable and (2) no clear correlation between expense allocations and operating margins. The Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that Janus Capital’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to Janus Capital and its affiliates, as well as the fees paid by Janus Capital to the subadvisers of subadvised Janus Henderson Funds, were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees Janus Capital and the subadvisers charge to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by Janus Capital and any subadviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by Janus Capital.

Economies of Scale

The Trustees considered information about the potential for Janus Capital to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in November 2019 which provided its research and analysis into economies of scale. They also noted that, although many Janus Henderson Funds pay advisory fees at a base fixed rate as a percentage of net assets, without any breakpoints or performance fees, their independent fee consultant concluded that 64% of these Janus Henderson Funds’ share classes have contractual management fees (gross of waivers) below their Broadridge expense group averages. They also noted the following: (1) that for those Janus Henderson Funds whose expenses are being reduced by the contractual expense limitations of Janus Capital, Janus Capital is subsidizing certain of these Janus Henderson Funds because they have not reached adequate scale; (2) as the assets of some of the Janus Henderson Funds have declined in the past few years, certain Janus Henderson Funds have benefited from having advisory fee rates that have remained constant rather than increasing as assets declined; (3) performance fee structures have been implemented for various Janus Henderson Funds that have caused the effective rate of advisory fees payable by such a Janus Henderson Fund to vary depending on the investment performance of the Janus Henderson Fund relative to its benchmark index over the measurement period; and (4) a few Janus Henderson Funds have fee schedules with breakpoints and reduced fee rates above certain asset levels. The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

The Trustees also considered the independent fee consultant’s conclusion that, given the limitations of various analytical approaches to economies of scale and their conflicting results, it is difficult to analytically confirm or deny the existence of economies of scale in the Janus Henderson complex. In this regard, the independent consultant concluded that (1) to the extent there were economies of scale at Janus Capital, Janus Capital’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds which have not yet achieved those economies and (2) by setting lower fixed fees from the start on these Janus Henderson Funds, Janus Capital appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any scale economies that may exist. Further, the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at Janus Capital.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between Janus Capital and the Janus

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Janus Henderson Global Allocation Fund - Conservative

Additional Information (unaudited)

Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

Other Benefits to Janus Capital

The Trustees also considered benefits that accrue to Janus Capital and its affiliates and subadvisers to the Janus Henderson Funds from their relationships with the Janus Henderson Funds. They recognized that two affiliates of Janus Capital separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market funds for services provided, and that such compensation contributes to the overall profitability of Janus Capital and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered Janus Capital’s past and proposed use of commissions paid by the Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of Janus Capital and/or Janus Capital, and/or a subadviser to a Janus Henderson Fund. The Trustees concluded that Janus Capital’s and the subadvisers’ use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit each Janus Henderson Fund. The Trustees also concluded that, other than the services provided by Janus Capital and its affiliates and subadvisers pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and Janus Capital and the subadvisers may potentially benefit from their relationship with each other in other ways. They concluded that Janus Capital and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by Janus Capital and its affiliates. They also concluded that Janus Capital and/or the subadvisers benefit from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from Janus Capital’s and/or the subadvisers’ receipt of those products and services as well as research products and services acquired through commissions paid by other clients of Janus Capital and/or other clients of the subadvisers. They further concluded that the success of any Janus Henderson Fund could attract other business to Janus Capital, the subadvisers or other Janus Henderson funds, and that the success of Janus Capital and the subadvisers could enhance Janus Capital’s and the subadvisers’ ability to serve the Janus Henderson Funds.

Approval of an Amended and Restated Investment Advisory Agreement for Janus Henderson Small-Mid Cap Value Fund (formerly, Janus Henderson Select Value Fund)

Janus Capital Management LLC (“Janus Capital”) met with the Trustees, each of whom serves as an “independent” Trustee (the “Trustees”), on December 5, 2018 and March 14, 2019, to discuss the Amended and Restated Investment Advisory Agreement (the “Amended Advisory Agreement”) for Janus Henderson Small-Mid Cap Value Fund (formerly, Janus Henderson Select Value Fund) (“Small-Mid Cap Value Fund”) and other matters related to investment strategy changes to shift the market capitalization focus of Small-Mid Cap Value Fund (the “Strategy Change”). At these meetings, the Trustees discussed the Amended Advisory Agreement and the Strategy Change with their independent counsel, separately from management. During the course of the meetings, the Trustees requested and considered such information as they deemed relevant to their deliberations. At the meeting held on March 14, 2019, the Trustees, upon the recommendation of Janus Capital, voted unanimously to approve the Amended Advisory Agreement for Small-Mid Cap Value Fund, and recommended that the Amended Advisory Agreement be submitted to shareholders for approval. The Trustees also approved matters related to the Strategy Change, effective upon approval of the Amended Advisory Agreement by the Fund’s shareholders.

In determining whether to approve the Amended Advisory Agreement, the Trustees noted their most recent consideration of Small-Mid Cap Value Fund’s current advisory agreement (the “Current Advisory Agreement”) as part of the Trustees’ annual review and consideration of whether to continue the investment advisory agreement and sub-advisory agreement, as applicable, for each Janus Henderson fund, including Small-Mid Cap Value Fund (the “Annual Review”). The Trustees noted that in connection with the Annual Review: (i) the Trustees received and reviewed information provided by Janus Capital and each sub-adviser, including Perkins Investment Management LLC (“Perkins”), in response to requests of the Trustees and their independent legal counsel, and also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant; and (ii) throughout the Annual Review, the Trustees were advised by their independent legal counsel. The Trustees also noted that based on the Trustees’ evaluation of the information provided by Janus Capital, Perkins, and the independent fee consultant, as well as other information, the Trustees determined that the overall arrangements between Small-Mid Cap

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Additional Information (unaudited)

Value Fund and Janus Capital and Perkins were fair and reasonable in light of the nature, extent and quality of the services provided by Janus Capital, its affiliates and Perkins, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and the Trustees unanimously approved the continuation of the Current Advisory Agreement for another year.

In considering the Amended Advisory Agreement, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the Amended Advisory Agreement are discussed separately below.

• The Trustees determined that the terms of the Amended Advisory Agreement are substantially similar to those of the Current Advisory Agreement, which the Trustees recently reviewed as part of the Annual Review, and the material changes made to the Amended Advisory Agreement address the proposed change to the benchmark index and the description of the period used for calculating the performance fee in order to allow for continuity of the fee based on Small-Mid Cap Value Fund’s historical performance over a 36-month measurement period.

• As part of the Strategy Change, Small-Mid Cap Value Fund will focus its investments on common stocks of companies that are small- and mid-capitalization stocks. The Trustees determined that the proposed benchmark index, the Russell 2500TM Value Index, is more closely aligned with a small- and mid-cap stock focus than Small-Mid Cap Value Fund’s current benchmark index, the Russell 3000® Value Index.

• Under the Amended Advisory Agreement, the structure of the performance fee was not changing, other than to utilize a different benchmark and performance calculation period to implement the new benchmark over time, and that this structure had been implemented initially for Small-Mid Cap Value Fund based on analysis provided by the independent fee consultant. The Trustees considered the information provided by Janus Capital in this regard, and noted Janus Capital’s belief that this performance fee structure remained reasonable and appropriate for Small-Mid Cap Value Fund. The Trustees concluded that this performance fee structure was reasonable for Small-Mid Cap Value Fund as proposed, and also determined to seek further analysis from their independent fee consultant with respect to this matter. In this regard, Janus Capital agreed to consider further revisions to the proposed performance fee structure should that be needed based on the additional analysis provided.

• As part of the Strategy Change, Perkins will continue to provide sub-advisory services to Small-Mid Cap Value Fund, but will utilize new portfolio managers to implement Small-Mid Cap Value Fund’s focus on common stocks of companies that are small- and mid-capitalization stocks. In this regard, the Trustees noted the information provided by Janus Capital with respect to the qualifications and experience of the new portfolio managers implementing investment strategies similar to the one to be utilized by Small-Mid Cap Value Fund, and also noted that Perkins and the new portfolio managers provide sub-advisory services to other Janus Henderson funds the Trustees oversee.

• The information provided by Janus Capital with respect to (i) the impact of the Amended Advisory Agreement on the potential advisory fees to be paid by Small-Mid Cap Value Fund going forward; and (ii) the potential transaction costs and capital gains to be incurred by Small-Mid Cap Value Fund as part of the efforts to reposition Small-Mid Cap Value Fund’s portfolio to focus its investments on common stocks of companies that are small- and mid-capitalization stocks. In this regard, the Trustees noted that Small-Mid Cap Value Fund’s operating costs were not expected otherwise to materially change under the Amended Advisory Agreement.

• Janus Capital’s reasons for seeking to implement the Strategy Change, including Janus Capital’s belief that current marketplace demands for a small and mid-cap strategy, combined with Perkins’ experience in managing small- and mid-cap stocks, will provide greater opportunity for Small-Mid Cap Value Fund to grow over the long-term, and that the Strategy Change is designed to create asset growth through increased sales for Small-Mid Cap Value Fund, potentially resulting in increased operational efficiencies for Small-Mid Cap Value Fund.

• Janus Capital will pay the fees and expenses related to seeking shareholder approval of the Amended Advisory Agreement, including the costs related to the preparation and distribution of proxy materials, and all other costs incurred in connection with the solicitation of proxies.

After discussion, the Trustees determined that the overall arrangements between Small-Mid Cap Value Fund, Janus Capital, and Perkins under the Amended Advisory Agreement would continue to be fair and reasonable in light of the

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Janus Henderson Global Allocation Fund - Conservative

Additional Information (unaudited)

nature, extent, and quality of the services expected to be provided by Janus Capital, its affiliates, and Perkins following the Strategy Change.

38	DECEMBER 31, 2019

Janus Henderson Global Allocation Fund - Conservative

Useful Information About Your Fund Report (unaudited)

Management Commentary

The Management Commentary in this report includes valuable insight as well as statistical information to help you understand how your Fund’s performance and characteristics stack up against those of comparable indices.

If the Fund invests in foreign securities, this report may include information about country exposure. Country exposure is based primarily on the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived.

Please keep in mind that the opinions expressed in the Management Commentary are just that: opinions. They are a reflection based on best judgment at the time this report was compiled, which was December 31, 2019. As the investing environment changes, so could opinions. These views are unique and are not necessarily shared by fellow employees or by Janus Henderson in general.

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of Janus Capital and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Barclays and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

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Janus Henderson Global Allocation Fund - Conservative

Useful Information About Your Fund Report (unaudited)

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected. If you compare the Fund’s “Net Decrease from Dividends and Distributions” to “Reinvested Dividends and Distributions,” you will notice that dividends and distributions have little effect on the Fund’s net assets. This is because the majority of the Fund’s investors reinvest their dividends and/or distributions.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the

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Janus Henderson Global Allocation Fund - Conservative

Useful Information About Your Fund Report (unaudited)

total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

Janus Investment Fund	41

Knowledge. Shared

At Janus Henderson, we believe in the sharing of expert insight for better investment and business decisions. We call this ethos Knowledge. Shared.

Learn more by visiting janushenderson.com.

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson, Janus, Henderson, Perkins, Intech and Knowledge. Shared are trademarks of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.

Janus Henderson Distributors

125-24-93020 02-20

SEMIANNUAL REPORT December 31, 2019

Janus Henderson Global Allocation Fund - Growth

Janus Investment Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by contacting a Janus Henderson representative. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by visiting janushenderson.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you do not invest directly with the Fund, you should contact your plan sponsor, broker-dealer, or financial intermediary, to request to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-525-3713 to let the Fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Janus Henderson mutual funds where held (i.e., all Janus Henderson mutual funds held in your account if you invest through your financial intermediary or all Janus Henderson mutual funds held with the fund complex if you invest directly with a fund).

HIGHLIGHTS • Portfolio management perspective • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Global Allocation Fund - Growth

Janus Henderson Global Allocation Fund - Growth (unaudited)

FUND SNAPSHOT

This fund of funds offers broad global diversification for investors by utilizing the full spectrum of Janus Henderson's investment expertise and solutions, with the goal of providing higher risk-adjusted returns than the broad markets.

Enrique Chang co-portfolio manager	Ashwin Alankar co-portfolio manager

PERFORMANCE OVERVIEW

Janus Henderson Global Allocation Fund – Growth’s Class I Shares returned 5.80% for the six-month period ended December 31, 2019. This compares with a return of 8.92% for the MSCI All Country World IndexSM, the Fund’s primary benchmark, and a return of 7.38% for its secondary benchmark, the Global Growth Allocation Index, an internally calculated, hypothetical combination of total returns from the MSCI All Country World IndexSM (80%) and the Bloomberg Barclays Global Aggregate Bond Index (20%).

INVESTMENT ENVIRONMENT

Global financial markets generated positive returns during the period, with riskier assets outperforming safer government bonds as optimism brewed that heretofore slowing global growth may reaccelerate. Two developments fueling investor optimism were stabilizing global purchasing managers indices and headway in U.S.-China trade negotiations. Although yields across the U.S. Treasuries curve were down for the period, the curve between 2-year and 10-year maturities steepened as the former was anchored to a succession of rate cuts by the Federal Reserve (Fed) and the latter proved more susceptible to a potential uptick in global growth. Investment-grade credit marginally outperformed high-yield issuers due, in part, to falling interest rates. Yet for both categories, spreads between their yields and those of their risk-free benchmarks narrowed considerably. Equities rallied, with some U.S. benchmarks achieving new record closes by the end of the period, but international stocks also moved upward on improving growth prospects. This occurred after an extended period of underperformance by international stocks.

INVESTMENT PROCESS

Janus Henderson Global Allocation Fund – Growth invests across a broad set of Janus Henderson funds that span a wide range of global asset categories with a base allocation of 70% to 85% equity investments, 10% to 25% fixed income investments and 5% to 20% alternative investments that are rebalanced quarterly. The Fund is structured as a “fund of funds” portfolio that provides investors with broad, diversified exposure to various types of investments with an emphasis on managing investment risk. The Fund is also designed to blend the three core competencies that Janus Henderson practices as an organization: mathematically driven strategies, risk-managed strategies and fundamentally driven growth- and value-oriented strategies. We believe that combining these very different approaches in a single investment can potentially produce a portfolio with a unique and powerful performance profile.

The investment process involves setting return expectations for a broad range of Janus Henderson mutual funds that we believe best represent the full opportunity set available to today’s investor. We then establish an ideal “model” portfolio based upon the specific risk/return objective of Janus Henderson Global Allocation Fund – Growth. Finally, we select the appropriate Janus Henderson funds that replicate our desired exposure. The allocations assigned to each selected underlying fund are consistent with our view of current market conditions and the long-term trade-off between risk and reward potential that each of these investment types represent. However, as a result of changing market conditions, both the mix of underlying funds and the allocations to these funds will change from time to time. Any portfolio risk management process we’ve discussed includes an effort to monitor and manage risk and should not be confused with nor does it imply low risk or the ability to control risk.

PERFORMANCE DISCUSSION

The Fund underperformed both its primary and secondary benchmarks during the six-month period. The lone position to generate negative returns was the Janus Henderson Diversified Alternative’s Fund. The risk premia

Janus Investment Fund	1

Janus Henderson Global Allocation Fund - Growth (unaudited)

upon which this strategy is based were negatively impacted by particularly crowded markets, meaning the dispersion of returns necessary for these premia to perform as constructed did not materialize. While positive, the Janus Henderson Short-Term Bond Fund was a minimal contributor to performance. Contributing most to returns was the Janus Henderson Overseas Fund, followed by the Janus Henderson Global Select Fund. After an extended period lagging the U.S., global markets gained some ground on the improving growth outlook.

OUTLOOK

Our signals of forward-looking inflation continue to point to the upside. The robustness of this view is reflected in its consistency over the past several months. As we start the new year, we believe that inflation is the greatest risk faced by markets, particularly because most have written it off, citing structural headwinds. Often, an ignored risk turns out to be the most painful kind.

The central bank-manufactured “cheap” money environment that financial assets have ridden to new highs could quickly disappear in the face of unexpected inflation and a likely shift toward a tightening regime. We have seen time and time again how the market responds when fears of tightening unfold, and it is not pretty.

And one must not forget that despite these structural headwinds, the year-over-over U.S. core inflation, as measured by the consumer price index, sits at 2.3%, far from any notion of disinflation. Consistent with a possible pick-up in inflation, we see nominal bonds as challenged, according to our signals.

In response to potential structural headwinds and inflation data showing restraint, the Fed and other global central banks have made it very clear that not only will accommodation last but they are comfortable with inflation climbing above their targets. This is potentially a dangerous game to play because inflation is rarely tame. During hibernation, a bear appears tame, but when it wakes up it is anything but docile. History suggests that same holds true for inflation. The good news is our signals are not currently pointing to “stagflation.” But beware that inflation could compromise today’s stimulative financial conditions as well as economic growth, as the Fed would inevitably respond by increasing interest rates, leading to higher real rates and costs of capital.

Thank you for investing in Janus Henderson Global Allocation Fund – Growth.

2	DECEMBER 31, 2019

Janus Henderson Global Allocation Fund - Growth (unaudited)

Fund At A Glance

December 31, 2019

Holdings - (% of Net Assets)
Janus Henderson Global Bond Fund - Class N Shares	10.8%
Janus Henderson Overseas Fund - Class N Shares	9.1
Janus Henderson Diversified Alternatives Fund - Class N Shares	7.7
Janus Henderson Large Cap Value Fund - Class N Shares	7.2
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	7.1
Janus Henderson Global Select Fund - Class N Shares	6.7
Janus Henderson International Managed Volatility Fund - Class N Shares	6.3
Janus Henderson Contrarian Fund - Class N Shares	5.7
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	5.7
Janus Henderson International Value Fund - Class N Shares	5.5
Janus Henderson Mid Cap Value Fund - Class N Shares	4.1
Janus Henderson Enterprise Fund - Class N Shares	3.7
Janus Henderson Triton Fund - Class N Shares	3.7
Janus Henderson Emerging Markets Fund - Class N Shares	3.2
Janus Henderson Global Research Fund - Class N Shares	2.6
Janus Henderson Short-Term Bond Fund - Class N Shares	2.5
Janus Henderson Small Cap Value Fund - Class N Shares	2.4
Janus Henderson Asia Equity Fund - Class N Shares	1.7
Janus Henderson Global Real Estate Fund - Class N Shares	1.6
Janus Henderson Forty Fund - Class N Shares	1.5
Janus Henderson Flexible Bond Fund - Class N Shares	1.2

Asset Allocation - (% of Net Assets)
Equity Funds	77.8%
Fixed Income Funds	14.5%
Alternative Funds	7.7%
Other	(0.0)%
100.0%

Janus Investment Fund	3

Janus Henderson Global Allocation Fund - Growth (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended December 31, 2019						Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Ten Year	Since Inception*	Total Annual Fund Operating Expenses‡	Net Annual Fund Operating Expenses‡
Class A Shares at NAV	5.68%	19.74%	5.78%	7.06%	6.39%	1.17%	1.17%
Class A Shares at MOP	-0.42%	12.83%	4.54%	6.43%	5.94%
Class C Shares at NAV	5.27%	18.83%	5.12%	6.30%	5.63%	1.94%	1.94%
Class C Shares at CDSC	4.28%	17.83%	5.12%	6.30%	5.63%
Class D Shares(1)	5.74%	19.96%	5.97%	7.23%	6.57%	1.00%	0.99%
Class I Shares	5.80%	20.04%	6.04%	7.32%	6.63%	0.93%	0.93%
Class S Shares	5.60%	19.56%	5.61%	6.88%	6.19%	1.32%	1.32%
Class T Shares	5.67%	19.81%	5.89%	7.16%	6.52%	1.09%	1.09%
MSCI All Country World Index	8.92%	26.60%	8.41%	8.79%	6.58%
Global Growth Allocation Index	7.38%	22.56%	7.28%	7.63%	6.18%
Morningstar Quartile - Class T Shares	-	1st	1st	1st	1st
Morningstar Ranking - based on total returns for World Allocation Funds	-	87/480	73/394	60/266	43/214

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Net expense ratios reflect the expense waiver, if any, contractually agreed to through October 28, 2020.

Performance may be affected by risks that include those associated with non-diversification, portfolio turnover, short sales, potential conflicts of interest, foreign and emerging markets, initial public offerings (IPOs), high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), derivatives, and commodity-linked investments. Each product

4	DECEMBER 31, 2019

Janus Henderson Global Allocation Fund - Growth (unaudited)

Performance

has different risks. Please see the prospectus for more information about risks, holdings and other details.

Performance of the Global Allocation Funds depends on that of the underlying funds. They are subject to the volatility of the financial markets. Because Janus Capital Management is the adviser to the Fund and to the underlying affiliated funds held within the Fund, it is subject to certain potential conflicts of interest.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Class A Shares, Class C Shares, and Class S Shares commenced operations on July 6, 2009. Performance shown for each class for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class (renamed Class T Shares effective February 16, 2010), calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.

Class D Shares commenced operations on February 16, 2010. Performance shown for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

Class I Shares commenced operations on July 6, 2009. Performance shown for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.

If each share class of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2019 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

*The Fund’s inception date – December 30, 2005

‡ As stated in the prospectus. See Financial Highlights for actual expense ratios during the reporting period.

(1) Closed to certain new investors.

Janus Investment Fund	5

Janus Henderson Global Allocation Fund - Growth (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/19)	Ending Account Value (12/31/19)	Expenses Paid During Period (7/1/19 - 12/31/19)†	Beginning Account Value (7/1/19)	Ending Account Value (12/31/19)	Expenses Paid During Period (7/1/19 - 12/31/19)†	Net Annualized Expense Ratio (7/1/19 - 12/31/19)††
Class A Shares	$1,000.00	$1,056.80	$2.33	$1,000.00	$1,022.87	$2.29	0.45%
Class C Shares	$1,000.00	$1,052.70	$6.09	$1,000.00	$1,019.20	$5.99	1.18%
Class D Shares	$1,000.00	$1,057.40	$1.40	$1,000.00	$1,023.78	$1.37	0.27%
Class I Shares	$1,000.00	$1,058.00	$1.09	$1,000.00	$1,024.08	$1.07	0.21%
Class S Shares	$1,000.00	$1,056.00	$3.20	$1,000.00	$1,022.02	$3.15	0.62%
Class T Shares	$1,000.00	$1,056.70	$1.76	$1,000.00	$1,023.43	$1.73	0.34%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

††	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

6	DECEMBER 31, 2019

Janus Henderson Global Allocation Fund - Growth

Schedule of Investments (unaudited)

December 31, 2019

Shares		Value
Investment Companies£ – 100.0%
Alternative Funds – 7.7%
Janus Henderson Diversified Alternatives Fund - Class N Shares	2,019,232	$19,546,171
Equity Funds – 77.8%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	1,709,673	18,002,858
Janus Henderson Asia Equity Fund - Class N Shares	371,013	4,199,869
Janus Henderson Contrarian Fund - Class N Shares	682,704	14,534,763
Janus Henderson Emerging Markets Fund - Class N Shares	831,530	8,124,050
Janus Henderson Enterprise Fund - Class N Shares	65,240	9,333,177
Janus Henderson Forty Fund - Class N Shares	99,614	3,917,831
Janus Henderson Global Real Estate Fund - Class N Shares	315,951	4,176,874
Janus Henderson Global Research Fund - Class N Shares	79,053	6,650,710
Janus Henderson Global Select Fund - Class N Shares	1,081,849	17,136,487
Janus Henderson International Managed Volatility Fund - Class N Shares	1,880,681	16,117,437
Janus Henderson International Value Fund - Class N Shares	1,357,634	14,065,091
Janus Henderson Large Cap Value Fund - Class N Shares	1,280,628	18,325,787
Janus Henderson Mid Cap Value Fund - Class N Shares	658,899	10,522,612
Janus Henderson Overseas Fund - Class N Shares	675,620	22,917,046
Janus Henderson Small Cap Value Fund - Class N Shares	263,722	6,060,328
Janus Henderson Triton Fund - Class N Shares	293,808	9,290,193
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	1,241,145	14,434,519
		197,809,632
Fixed Income Funds – 14.5%
Janus Henderson Flexible Bond Fund - Class N Shares	278,420	2,937,331
Janus Henderson Global Bond Fund - Class N Shares	2,882,633	27,730,925
Janus Henderson Short-Term Bond Fund - Class N Shares	2,110,032	6,351,196
		37,019,452
Total Investments (total cost $214,005,525) – 100.0%		254,375,255
Liabilities, net of Cash, Receivables and Other Assets – (0)%		(105,858)
Net Assets – 100%		$254,269,397

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Global Allocation Fund - Growth

Schedule of Investments (unaudited)

December 31, 2019

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Capital Gain Distributions from Underlying Funds(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 12/31/19
Investment Companies - 100.0%
Alternative Funds - 7.7%
Janus Henderson Diversified Alternatives Fund - Class N Shares	$-	$(24,358)	$7,576	$(225,167)	$19,546,171
Equity Funds - 77.8%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	392,906	(15,642)	10,801	281,838	18,002,858
Janus Henderson Asia Equity Fund - Class N Shares	36,086	5,526	-	218,896	4,199,869
Janus Henderson Contrarian Fund - Class N Shares	317,339	39,742	1,234,128	53,977	14,534,763
Janus Henderson Emerging Markets Fund - Class N Shares	134,024	(37,687)	-	252,005	8,124,050
Janus Henderson Enterprise Fund - Class N Shares	27,709	996,320	377,558	(759,353)	9,333,177
Janus Henderson Forty Fund - Class N Shares	13,624	403,051	234,945	(227,850)	3,917,831
Janus Henderson Global Real Estate Fund - Class N Shares	122,543	2,698,112	33,581	(2,324,436)	4,176,874
Janus Henderson Global Research Fund - Class N Shares	80,485	1,257,388	236,580	(972,684)	6,650,710
Janus Henderson Global Select Fund - Class N Shares	209,486	35,833	541,657	966,693	17,136,487
Janus Henderson International Managed Volatility Fund - Class N Shares	695,470	(17,726)	-	(443,228)	16,117,437
Janus Henderson International Value Fund - Class N Shares	390,576	(82,510)	129,581	537,737	14,065,091
Janus Henderson Large Cap Value Fund - Class N Shares	241,093	(43,904)	480,103	640,775	18,325,787
Janus Henderson Mid Cap Value Fund - Class N Shares	118,931	(36,343)	148,290	639,102	10,522,612
Janus Henderson Overseas Fund - Class N Shares	491,407	203,391	-	1,592,636	22,917,046
Janus Henderson Small Cap Value Fund - Class N Shares	71,311	(182,120)	-	582,370	6,060,328
Janus Henderson Triton Fund - Class N Shares	-	207,199	375,866	(365,820)	9,290,193
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	124,162	297,299	352,645	74,602	14,434,519
Total Equity Funds	$3,467,152	$5,727,929	$4,155,735	$747,260	$197,809,632
Fixed Income Funds - 14.5%
Janus Henderson Flexible Bond Fund - Class N Shares	43,201	897	-	47,221	2,937,331
Janus Henderson Global Bond Fund - Class N Shares	72,683	15,672	-	196,470	27,730,925
Janus Henderson Short-Term Bond Fund - Class N Shares	78,320	424	-	(1)	6,351,196
Total Fixed Income Funds	$194,204	$16,993	$-	$243,690	$37,019,452
Total Affiliated Investments - 100.0%	$3,661,356	$5,720,564	$4,163,311	$765,783	$254,375,255

(1) For securities that were affiliated for a portion of the period ended December 31, 2019, this column reflects amounts for the entire period ended December 31, 2019 and not just the period in which the security was affiliated.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	DECEMBER 31, 2019

Janus Henderson Global Allocation Fund - Growth

Schedule of Investments (unaudited)

December 31, 2019

	Share Balance at 6/30/19	Purchases	Sales	Share Balance at 12/31/19
Investment Companies - 100.0%
Alternative Funds - 7.7%
Janus Henderson Diversified Alternatives Fund - Class N Shares	2,057,993	61,665	(100,426)	2,019,232
Equity Funds - 77.8%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	1,285,944	506,136	(82,407)	1,709,673
Janus Henderson Asia Equity Fund - Class N Shares	344,161	45,099	(18,247)	371,013
Janus Henderson Contrarian Fund - Class N Shares	403,778	309,061	(30,135)	682,704
Janus Henderson Emerging Markets Fund - Class N Shares	1,061,377	20,521	(250,368)	831,530
Janus Henderson Enterprise Fund - Class N Shares	88,742	3,358	(26,860)	65,240
Janus Henderson Forty Fund - Class N Shares	150,231	7,152	(57,769)	99,614
Janus Henderson Global Real Estate Fund - Class N Shares	895,524	14,468	(594,041)	315,951
Janus Henderson Global Research Fund - Class N Shares	161,135	4,415	(86,497)	79,053
Janus Henderson Global Select Fund - Class N Shares	846,461	286,588	(51,200)	1,081,849
Janus Henderson International Managed Volatility Fund - Class N Shares	1,676,836	293,330	(89,485)	1,880,681
Janus Henderson International Value Fund - Class N Shares	1,487,039	61,267	(190,672)	1,357,634
Janus Henderson Large Cap Value Fund - Class N Shares	1,241,834	100,169	(61,375)	1,280,628
Janus Henderson Mid Cap Value Fund - Class N Shares	416,209	274,194	(31,504)	658,899
Janus Henderson Overseas Fund - Class N Shares	850,876	19,850	(195,106)	675,620
Janus Henderson Small Cap Value Fund - Class N Shares	447,266	5,195	(188,739)	263,722
Janus Henderson Triton Fund - Class N Shares	315,791	14,257	(36,240)	293,808
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	1,211,548	89,437	(59,840)	1,241,145
Fixed Income Funds - 14.5%
Janus Henderson Flexible Bond Fund - Class N Shares	-	291,552	(13,132)	278,420
Janus Henderson Global Bond Fund - Class N Shares	2,797,336	227,706	(142,409)	2,882,633
Janus Henderson Short-Term Bond Fund - Class N Shares	-	2,209,607	(99,575)	2,110,032

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Global Allocation Fund - Growth

Notes to Schedule of Investments and Other Information (unaudited)

Bloomberg Barclays Global Aggregate Bond Index	Bloomberg Barclays Global Aggregate Bond Index is a broad-based measure of the global investment grade fixed-rate debt markets.
Global Growth Allocation Index

Global Growth Allocation Index is an internally-calculated, hypothetical combination of total returns from the MSCI All Country World IndexSM (80%) and the Bloomberg Barclays Global Aggregate Bond Index (20%).

MSCI All Country World IndexSM	MSCI All Country World IndexSM reflects the equity market performance of global developed and emerging markets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2019. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Investment Companies
Alternative Funds	$19,546,171	$-	$-
Equity Funds	197,809,632	-	-
Fixed Income Funds	37,019,452	-	-
Total Assets	$254,375,255	$-	$-

10	DECEMBER 31, 2019

Janus Henderson Global Allocation Fund - Growth

Statement of Assets and Liabilities (unaudited)

December 31, 2019

Assets:
Affiliated investments, at value(1)	$254,375,255
Non-interested Trustees' deferred compensation	6,535
Receivables:
Investments sold	176,558
Dividends from affiliates	69,042
Fund shares sold	33,139
Dividends	962
Other assets	2,013
Total Assets	254,663,504
Liabilities:
Payables:	—
Fund shares repurchased	167,440
Investments purchased	69,676
Transfer agent fees and expenses	37,418
Professional fees	26,705
Registration fees	25,114
Printing fees	21,200
Advisory fees	11,017
Non-affiliated fund administration fees payable	9,020
12b-1 Distribution and shareholder servicing fees	6,945
Non-interested Trustees' deferred compensation fees	6,535
Postage fees	4,123
Custodian fees	256
Non-interested Trustees' fees and expenses	89
Accrued expenses and other payables	8,569
Total Liabilities	394,107
Net Assets	$254,269,397
Net Assets Consist of:
Capital (par value and paid-in surplus)	$211,866,146
Total distributable earnings (loss)	42,403,251
Total Net Assets	$254,269,397
Net Assets - Class A Shares	$5,004,722
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	360,801
Net Asset Value Per Share(2)	$13.87
Maximum Offering Price Per Share(3)	$14.72
Net Assets - Class C Shares	$6,168,539
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	452,892
Net Asset Value Per Share(2)	$13.62
Net Assets - Class D Shares	$209,456,037
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	14,980,348
Net Asset Value Per Share	$13.98
Net Assets - Class I Shares	$14,884,426
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,065,372
Net Asset Value Per Share	$13.97
Net Assets - Class S Shares	$2,171,501
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	157,389
Net Asset Value Per Share	$13.80
Net Assets - Class T Shares	$16,584,172
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,187,560
Net Asset Value Per Share	$13.96

(1) Includes cost of $214,005,525.

(2) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

(3) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson Global Allocation Fund - Growth

Statement of Operations (unaudited)

For the period ended December 31, 2019

Investment Income:
Dividends from affiliates	$3,661,356
Total Investment Income	3,661,356
Expenses:
Advisory fees	62,439
12b-1 Distribution and shareholder servicing fees:
Class A Shares	6,054
Class C Shares	30,785
Class S Shares	2,751
Transfer agent administrative fees and expenses:
Class D Shares	122,275
Class S Shares	2,751
Class T Shares	20,451
Transfer agent networking and omnibus fees:
Class A Shares	1,817
Class C Shares	2,882
Class I Shares	6,524
Other transfer agent fees and expenses:
Class A Shares	195
Class C Shares	236
Class D Shares	19,665
Class I Shares	364
Class S Shares	35
Class T Shares	155
Registration fees	39,944
Shareholder reports expense	28,769
Professional fees	17,832
Non-interested Trustees’ fees and expenses	2,965
Custodian fees	256
Other expenses	8,087
Total Expenses	377,232
Less: Excess Expense Reimbursement and Waivers	(1,985)
Net Expenses	375,247
Net Investment Income/(Loss)	3,286,109
Net Realized Gain/(Loss) on Investments:
Investments in affiliates	5,720,564
Capital gain distributions from underlying funds	4,163,311
Total Net Realized Gain/(Loss) on Investments	9,883,875
Change in Unrealized Net Appreciation/Depreciation:
Investments in affiliates	765,783
Total Change in Unrealized Net Appreciation/Depreciation	765,783
Net Increase/(Decrease) in Net Assets Resulting from Operations	$13,935,767

See Notes to Financial Statements.

12	DECEMBER 31, 2019

Janus Henderson Global Allocation Fund - Growth

Statements of Changes in Net Assets

	Period ended December 31, 2019 (unaudited)	Year ended June 30, 2019

Operations:
Net investment income/(loss)	$3,286,109	$3,115,230
Net realized gain/(loss) on investments	9,883,875	9,109,873
Change in unrealized net appreciation/depreciation	765,783	(3,730,447)
Net Increase/(Decrease) in Net Assets Resulting from Operations	13,935,767	8,494,656
Dividends and Distributions to Shareholders
Class A Shares	(330,228)	(216,186)
Class C Shares	(370,827)	(293,578)
Class D Shares	(14,020,706)	(9,580,752)
Class I Shares	(1,015,096)	(713,109)
Class S Shares	(138,501)	(114,440)
Class T Shares	(1,108,202)	(815,797)
Net Decrease from Dividends and Distributions to Shareholders	(16,983,560)	(11,733,862)
Capital Share Transactions:
Class A Shares	216,253	244,652
Class C Shares	(365,230)	(459,888)
Class D Shares	6,522,297	(12,075,258)
Class I Shares	127,059	1,117,045
Class S Shares	31,804	159,724
Class T Shares	162,245	(2,141,487)
Net Increase/(Decrease) from Capital Share Transactions	6,694,428	(13,155,212)
Net Increase/(Decrease) in Net Assets	3,646,635	(16,394,418)
Net Assets:
Beginning of period	250,622,762	267,017,180
End of period	$254,269,397	$250,622,762

See Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson Global Allocation Fund - Growth

Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$14.05	$14.28	$13.98	$12.71	$14.44	$15.28
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.18	0.15	0.22	0.16	0.14	0.33
Net realized and unrealized gain/(loss)	0.61	0.27	0.98	1.42	(0.59)	(0.42)
Total from Investment Operations	0.79	0.42	1.20	1.58	(0.45)	(0.09)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.17)	(0.17)	(0.27)	(0.16)	(0.13)	(0.29)
Distributions (from capital gains)	(0.80)	(0.48)	(0.63)	(0.15)	(1.15)	(0.46)
Total Dividends and Distributions	(0.97)	(0.65)	(0.90)	(0.31)	(1.28)	(0.75)
Net Asset Value, End of Period	$13.87	$14.05	$14.28	$13.98	$12.71	$14.44
Total Return*	5.68%	3.57%	8.58%	12.68%	(3.07)%	(0.48)%
Net Assets, End of Period (in thousands)	$5,005	$4,845	$4,637	$4,151	$5,421	$4,279
Average Net Assets for the Period (in thousands)	$4,790	$4,564	$4,446	$5,171	$4,273	$4,341
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.45%	0.46%	0.46%	0.44%	0.45%	0.44%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.45%	0.46%	0.46%	0.44%	0.45%	0.44%
Ratio of Net Investment Income/(Loss)(2)	2.53%	1.07%	1.53%	1.23%	1.05%	2.25%
Portfolio Turnover Rate	17%	9%	12%	35%	6%	19%

Class C Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$13.76	$14.00	$13.74	$12.49	$14.19	$15.03
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.11	0.05	0.10	0.06	0.10	0.22
Net realized and unrealized gain/(loss)	0.61	0.27	0.98	1.40	(0.58)	(0.41)
Total from Investment Operations	0.72	0.32	1.08	1.46	(0.48)	(0.19)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.06)	(0.08)	(0.19)	(0.06)	(0.07)	(0.19)
Distributions (from capital gains)	(0.80)	(0.48)	(0.63)	(0.15)	(1.15)	(0.46)
Total Dividends and Distributions	(0.86)	(0.56)	(0.82)	(0.21)	(1.22)	(0.65)
Net Asset Value, End of Period	$13.62	$13.76	$14.00	$13.74	$12.49	$14.19
Total Return*	5.27%	2.83%	7.84%	11.94%	(3.36)%	(1.18)%
Net Assets, End of Period (in thousands)	$6,169	$6,586	$7,166	$4,486	$4,907	$5,639
Average Net Assets for the Period (in thousands)	$6,322	$6,878	$5,467	$4,679	$5,296	$5,594
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	1.18%	1.20%	1.14%	1.07%	0.75%	1.23%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	1.18%	1.20%	1.14%	1.07%	0.75%	1.23%
Ratio of Net Investment Income/(Loss)(2)	1.60%	0.38%	0.69%	0.48%	0.79%	1.52%
Portfolio Turnover Rate	17%	9%	12%	35%	6%	19%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

See Notes to Financial Statements.

14	DECEMBER 31, 2019

Janus Henderson Global Allocation Fund - Growth

Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$14.17	$14.39	$14.08	$12.80	$14.53	$15.36
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.19	0.18	0.25	0.16	0.16	0.36
Net realized and unrealized gain/(loss)	0.62	0.27	0.99	1.44	(0.59)	(0.42)
Total from Investment Operations	0.81	0.45	1.24	1.60	(0.43)	(0.06)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.20)	(0.19)	(0.30)	(0.17)	(0.15)	(0.31)
Distributions (from capital gains)	(0.80)	(0.48)	(0.63)	(0.15)	(1.15)	(0.46)
Total Dividends and Distributions	(1.00)	(0.67)	(0.93)	(0.32)	(1.30)	(0.77)
Net Asset Value, End of Period	$13.98	$14.17	$14.39	$14.08	$12.80	$14.53
Total Return*	5.74%	3.77%	8.79%	12.81%	(2.89)%	(0.24)%
Net Assets, End of Period (in thousands)	$209,456	$205,433	$219,870	$213,929	$205,275	$230,323
Average Net Assets for the Period (in thousands)	$203,414	$205,469	$222,712	$206,525	$211,703	$239,451
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.27%	0.29%	0.27%	0.28%	0.29%	0.28%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.27%	0.28%	0.27%	0.28%	0.29%	0.28%
Ratio of Net Investment Income/(Loss)(2)	2.67%	1.27%	1.71%	1.22%	1.24%	2.43%
Portfolio Turnover Rate	17%	9%	12%	35%	6%	19%

Class I Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$14.16	$14.39	$14.08	$12.80	$14.54	$15.37
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.20	0.19	0.21	0.16	0.19	0.36
Net realized and unrealized gain/(loss)	0.62	0.26	1.04	1.45	(0.61)	(0.40)
Total from Investment Operations	0.82	0.45	1.25	1.61	(0.42)	(0.04)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.21)	(0.20)	(0.31)	(0.18)	(0.17)	(0.33)
Distributions (from capital gains)	(0.80)	(0.48)	(0.63)	(0.15)	(1.15)	(0.46)
Total Dividends and Distributions	(1.01)	(0.68)	(0.94)	(0.33)	(1.32)	(0.79)
Net Asset Value, End of Period	$13.97	$14.16	$14.39	$14.08	$12.80	$14.54
Total Return*	5.80%	3.80%	8.90%	12.89%	(2.88)%	(0.18)%
Net Assets, End of Period (in thousands)	$14,884	$14,977	$14,180	$6,052	$4,413	$6,527
Average Net Assets for the Period (in thousands)	$14,133	$15,240	$9,393	$4,925	$5,441	$6,226
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.21%	0.22%	0.20%	0.20%	0.22%	0.21%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.21%	0.22%	0.20%	0.20%	0.22%	0.21%
Ratio of Net Investment Income/(Loss)(2)	2.82%	1.33%	1.44%	1.22%	1.43%	2.42%
Portfolio Turnover Rate	17%	9%	12%	35%	6%	19%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

See Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson Global Allocation Fund - Growth

Financial Highlights

Class S Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$13.96	$14.20	$13.91	$12.64	$14.37	$15.21
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.17	0.13	0.22	0.12	0.09	0.34
Net realized and unrealized gain/(loss)	0.61	0.26	0.95	1.42	(0.55)	(0.45)
Total from Investment Operations	0.78	0.39	1.17	1.54	(0.46)	(0.11)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.14)	(0.15)	(0.25)	(0.12)	(0.12)	(0.27)
Distributions (from capital gains)	(0.80)	(0.48)	(0.63)	(0.15)	(1.15)	(0.46)
Total Dividends and Distributions	(0.94)	(0.63)	(0.88)	(0.27)	(1.27)	(0.73)
Net Asset Value, End of Period	$13.80	$13.96	$14.20	$13.91	$12.64	$14.37
Total Return*	5.60%	3.41%	8.38%	12.44%	(3.20)%	(0.62)%
Net Assets, End of Period (in thousands)	$2,172	$2,157	$2,034	$2,533	$2,355	$2,083
Average Net Assets for the Period (in thousands)	$2,177	$2,446	$2,398	$2,488	$2,736	$2,166
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.62%	0.61%	0.65%	0.61%	0.63%	0.62%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.62%	0.61%	0.64%	0.61%	0.63%	0.62%
Ratio of Net Investment Income/(Loss)(2)	2.39%	0.96%	1.53%	0.90%	0.73%	2.29%
Portfolio Turnover Rate	17%	9%	12%	35%	6%	19%

Class T Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$14.14	$14.37	$14.06	$12.78	$14.51	$15.35
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.19	0.17	0.24	0.16	0.17	0.34
Net realized and unrealized gain/(loss)	0.62	0.26	0.99	1.43	(0.60)	(0.41)
Total from Investment Operations	0.81	0.43	1.23	1.59	(0.43)	(0.07)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.19)	(0.18)	(0.29)	(0.16)	(0.15)	(0.31)
Distributions (from capital gains)	(0.80)	(0.48)	(0.63)	(0.15)	(1.15)	(0.46)
Total Dividends and Distributions	(0.99)	(0.66)	(0.92)	(0.31)	(1.30)	(0.77)
Net Asset Value, End of Period	$13.96	$14.14	$14.37	$14.06	$12.78	$14.51
Total Return*	5.75%	3.61%	8.74%	12.77%	(2.94)%	(0.36)%
Net Assets, End of Period (in thousands)	$16,584	$16,624	$19,131	$18,491	$17,505	$23,231
Average Net Assets for the Period (in thousands)	$16,181	$17,721	$18,582	$17,409	$19,056	$19,670
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.37%	0.38%	0.37%	0.36%	0.37%	0.37%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.34%	0.36%	0.34%	0.33%	0.30%	0.37%
Ratio of Net Investment Income/(Loss)(2)	2.62%	1.20%	1.63%	1.17%	1.25%	2.29%
Portfolio Turnover Rate	17%	9%	12%	35%	6%	19%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

See Notes to Financial Statements.

16	DECEMBER 31, 2019

Janus Henderson Global Allocation Fund - Growth

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Global Allocation Fund - Growth (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Fund operates as a “fund of funds,” meaning substantially all of the Fund’s assets will be invested in other Janus Henderson funds (the “underlying funds”). The Trust offers 47 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks total return through a primary emphasis on growth of capital with a secondary emphasis on income. The Fund is classified as diversified, as defined in the 1940 Act.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares. Class D Shares are closed to certain new investors.

Shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with accounting principles generally accepted in the United States of America).

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Funds have adopted an auto-conversion policy pursuant to which Class C Shares that have been held for ten years will be automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the tenth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund will rely on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares. Please contact your financial intermediary for additional information.

Class D Shares are generally no longer being made available to new investors who do not already have a direct account with the Janus Henderson funds. Class D Shares are available only to investors who hold accounts directly with the Janus Henderson funds, to immediate family members or members of the same household of an eligible individual investor, and to existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with Janus Capital Management LLC (“Janus Capital”) or its affiliates to offer Class S Shares on their supermarket platforms.

Janus Investment Fund	17

Janus Henderson Global Allocation Fund - Growth

Notes to Financial Statements (unaudited)

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class T Shares on their supermarket platforms.

Underlying Funds

The Fund invests in a variety of underlying funds to pursue a target allocation of equity investments, fixed-income securities, and alternative investments and may also invest in money market instruments or cash/cash equivalents. The Fund has a target allocation, which is how the Fund's investments generally will be allocated among the major asset classes over the long term, as well as normal ranges, under normal market conditions, within which the Fund's asset class allocations generally will vary over short-term periods. The Fund's long-term expected average asset allocation is as follows: 75% to equity investments, 15% to fixed-income securities and money market instruments, and 10% to alternative investments. Additional details and descriptions of the investment objectives and strategies of each of the underlying funds are available in the Fund’s and underlying funds’ prospectuses available at janushenderson.com. The Trustees of the underlying funds may change the investment objectives or strategies of the underlying funds at any time without prior notice to the Fund’s shareholders.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

The Fund’s net asset value (“NAV”) is calculated based upon the NAV of each of the underlying funds in which the Fund invests on the day of valuation. The NAV for each class of the underlying funds is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The Fund classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities held by the underlying funds will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Interest income is recorded daily on

18	DECEMBER 31, 2019

Janus Henderson Global Allocation Fund - Growth

Notes to Financial Statements (unaudited)

the accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Dividend distributions received from the underlying funds are recorded on the ex-dividend date. Upon receipt of the notification from an underlying fund, and subsequent to the ex-dividend date, a part or all of the dividend income originally recorded by the Fund may be reclassified as a tax return of capital by reducing the cost basis of the underlying fund and/or increasing the realized gain on sales of investments in the underlying fund.

Expenses

The Fund bears expenses incurred specifically on its behalf. Additionally, the Fund, as a shareholder in the underlying funds, will also indirectly bear its pro rata share of the expenses incurred by the underlying funds. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Dividends and Distributions

The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or the Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The underlying funds may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the underlying funds distribute such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.05% of its average daily net assets.

Janus Investment Fund	19

Janus Henderson Global Allocation Fund - Growth

Notes to Financial Statements (unaudited)

Janus Capital has contractually agreed to waive the advisory fee payable by the Fund or reimburse expenses in an amount equal to the amount, if any, that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any expenses of an underlying fund (acquired fund fees and expenses), the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.14% of the Fund’s average daily net assets. Janus Capital has agreed to continue the waivers until at least October 28, 2020. If applicable, amounts waived and/or reimbursed to the Fund by Janus Capital are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

Janus Services LLC (“Janus Services”), a wholly-owned subsidiary of Janus Capital, is the Fund’s and the underlying funds’ transfer agent. In addition, Janus Services provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Fund. Janus Services is not compensated for its services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Certain, but not all, intermediaries may charge administrative fees (such as networking and omnibus) to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to Janus Services, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between Janus Services and the Fund, Janus Services may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. Janus Capital and its affiliates benefit from an increase in assets that may result from such relationships. The Funds’ Trustees have set limits on fees that the Funds may incur with respect to administrative fees paid for omnibus or networked accounts. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

Effective July 1, 2019, the Board of Trustees of Janus Investment Fund approved a new administrative fee rate for Class D Shares detailed in the table below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

The Fund’s actual Class D administrative fee rate was 0.12% for the reporting period.

Prior to July 1, 2019, the Fund’s Class D Shares paid an administrative services fee at an annual rate of 0.12% of the average daily net assets of Class D Shares for shareholder services provided by Janus Services. Janus Services provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Janus Services receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. Janus Services expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. Janus Services or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to Class S Shares and Class T Shares of the Fund. Janus Services may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or

20	DECEMBER 31, 2019

Janus Henderson Global Allocation Fund - Growth

Notes to Financial Statements (unaudited)

similar systems, or those processed on a manual basis with Janus Capital. For all share classes, Janus Services also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Janus Services is compensated for its services related to the Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, Janus Distributors LLC dba Janus Henderson Distributors (“Janus Henderson Distributors”), a wholly-owned subsidiary of Janus Capital, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets, and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to Janus Henderson Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Payments under the Plan are not tied exclusively to actual 12b-1 distribution and shareholder service expenses, and the payments may exceed 12b-1 distribution and shareholder service expenses actually incurred. If any of the Fund’s actual 12b-1 distribution and shareholder service expenses incurred during a calendar year are less than the payments made during a calendar year, the Fund will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution and shareholder servicing fees” in the Statement of Operations.

Janus Capital serves as administrator to the Fund pursuant to an administration agreement, and is authorized to perform, or cause others to perform, the administration services necessary for the operation of the Fund. Janus Capital does not receive compensation for serving as administrator and it bears the expenses related to operation of the Fund, such as, but not limited to fund accounting and tax services; shareholder servicing; and preparation of various documents filed with the SEC. The Fund bears costs related to any compensation, fees, or reimbursements paid to Trustees who are independent of Janus Capital; fees and expenses of counsel to the Independent Trustees; fees and expenses of consultants to the Fund; custody fees; audit expenses; brokerage commissions and all other expenses in connection with execution of portfolio transactions; blue sky registration costs; interest; all federal, state and local taxes (including stamp, excise, income, and franchise taxes); expenses of shareholder meetings, including the preparation, printing, and distribution of proxy statements, notices, and reports to shareholders; expenses of printing and mailing to existing shareholders prospectuses, statements of additional information, shareholder reports, and other materials required to be mailed to shareholders by federal or state laws or regulations; transfer agency fees and expenses payable pursuant to a transfer agency agreement between the Trust and Janus Services on behalf of the Fund; any litigation; and other extraordinary expenses. In addition, some expenses related to compensation payable to the Fund's Chief Compliance Officer and compliance staff are shared with the Fund. Total compensation of $230,755 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2019. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2019 on the Statement of Assets and Liabilities in the asset, “Non-interested Trustees’ deferred compensation,” and liability, “Non-interested Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2019 are included in “Non-interested Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $236,725 were paid by the Trust to the Trustees under the Deferred Plan during the period ended December 31, 2019.

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Janus Henderson Global Allocation Fund - Growth

Notes to Financial Statements (unaudited)

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2019 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between Janus Henderson Distributors and financial intermediaries. During the period ended December 31, 2019, Janus Henderson Distributors retained upfront sales charges of $423.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to Janus Henderson Distributors during the period ended December 31, 2019.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended December 31, 2019, redeeming shareholders of Class C Shares paid CDSCs of $627.

3. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2019 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 216,318,478	$39,009,675	$ (952,898)	$ 38,056,777

22	DECEMBER 31, 2019

Janus Henderson Global Allocation Fund - Growth

Notes to Financial Statements (unaudited)

4. Capital Share Transactions

	Period ended December 31, 2019		Year ended June 30, 2019
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	32,023	$ 450,501	56,449	$ 767,410
Reinvested dividends and distributions	23,350	323,395	17,170	211,882
Shares repurchased	(39,455)	(557,643)	(53,455)	(734,640)
Net Increase/(Decrease)	15,918	$ 216,253	20,164	$ 244,652
Class C Shares:
Shares sold	18,694	$ 260,097	99,606	$ 1,321,305
Reinvested dividends and distributions	26,832	364,921	23,732	287,871
Shares repurchased	(71,426)	(990,248)	(156,374)	(2,069,064)
Net Increase/(Decrease)	(25,900)	$ (365,230)	(33,036)	$ (459,888)
Class D Shares:
Shares sold	213,473	$ 3,056,700	551,476	$ 7,617,171
Reinvested dividends and distributions	993,236	13,865,577	763,411	9,489,204
Shares repurchased	(728,422)	(10,399,980)	(2,094,267)	(29,181,633)
Net Increase/(Decrease)	478,287	$ 6,522,297	(779,380)	$(12,075,258)
Class I Shares:
Shares sold	155,404	$ 2,234,700	793,078	$ 11,221,288
Reinvested dividends and distributions	72,767	1,015,096	57,416	713,109
Shares repurchased	(220,590)	(3,122,737)	(778,249)	(10,817,352)
Net Increase/(Decrease)	7,581	$ 127,059	72,245	$ 1,117,045
Class S Shares:
Shares sold	4,452	$ 62,864	52,862	$ 741,199
Reinvested dividends and distributions	10,051	138,501	9,327	114,440
Shares repurchased	(11,682)	(169,561)	(50,876)	(695,915)
Net Increase/(Decrease)	2,821	$ 31,804	11,313	$ 159,724
Class T Shares:
Shares sold	176,703	$ 2,538,279	454,167	$ 6,391,038
Reinvested dividends and distributions	78,022	1,087,633	64,570	801,963
Shares repurchased	(242,390)	(3,463,667)	(675,052)	(9,334,488)
Net Increase/(Decrease)	12,335	$ 162,245	(156,315)	$ (2,141,487)

5. Purchases and Sales of Investment Securities

For the period ended December 31, 2019, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$41,598,459	$ 44,270,021	$ -	$ -

6. Recent Accounting Pronouncements

The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) in August 2018. The new guidance removes, modifies and enhances the disclosures to Topic 820. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. An entity is permitted, and Management has decided, to early adopt the removed and modified disclosures in these financial statements.

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Janus Henderson Global Allocation Fund - Growth

Notes to Financial Statements (unaudited)

7. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2019 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

24	DECEMBER 31, 2019

Janus Henderson Global Allocation Fund - Growth

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund is required to disclose its complete holdings as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Fund shareholders. Historically, the Fund filed its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters each fiscal year on Form N-Q. The Fund’s Form N-PORT and Form N-Q filings: (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series, each of whom serves as an “independent” Trustee (the “Trustees”), oversee the management of each Portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each Fund of Janus Investment Fund (together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreements for the Janus Henderson Funds that utilize subadvisers.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Capital and the respective subadvisers in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At a meeting held on December 5, 2019, based on the Trustees’ evaluation of the information provided by Janus Capital, the subadvisers, and the independent fee consultant, as well as other information, the Trustees determined that the overall arrangements between each Janus Henderson Fund and Janus Capital and each subadviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by Janus Capital, its affiliates and the subadvisers, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund, and the subadvisory agreement for each subadvised Janus Henderson Fund, for the period from February 1, 2020 through February 1, 2021, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

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Janus Henderson Global Allocation Fund - Growth

Additional Information (unaudited)

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent and quality of the services provided by Janus Capital and the subadvisers to the Janus Henderson Funds, taking into account the investment objective, strategies and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of Janus Capital and each subadviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by Janus Capital or the subadvisers, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered Janus Capital’s role as administrator to the Janus Henderson Funds, noting that Janus Capital generally, does not receive a fee for its services but is reimbursed for its out-of-pocket costs. The Trustees considered the role of Janus Capital in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that Janus Capital provides a number of different services for the Janus Henderson Funds and fund shareholders, ranging from investment management services to various other servicing functions, and that, in its view, Janus Capital is a capable provider of those services. The independent fee consultant also provided its belief that Janus Capital has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent and quality of the services provided by Janus Capital or the subadviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory and subadvisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that Janus Capital and each subadviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable funds and peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, the independent fee consultant found that the overall Janus Henderson Funds’ performance has been reasonable: for the 36 months ended September 30, 2019, approximately 69% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar, and for the 12 months ended September 30, 2019, approximately 71% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar.

The Trustees considered the performance of each Fund, noting that performance may vary by share class, and noted the following:

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

26	DECEMBER 31, 2019

Janus Henderson Global Allocation Fund - Growth

Additional Information (unaudited)

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Developed World Bond Fund, the Trustees noted the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12

Janus Investment Fund	27

Janus Henderson Global Allocation Fund - Growth

Additional Information (unaudited)

months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson International Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson International Small Cap Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and its limited performance history.

• For Janus Henderson International Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital and Perkins had taken or were taking to improve performance, and that the performance trend was improving

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

28	DECEMBER 31, 2019

Janus Henderson Global Allocation Fund - Growth

Additional Information (unaudited)

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson U.S. Growth Opportunities Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital and Geneva had taken or were taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

Janus Investment Fund	29

Janus Henderson Global Allocation Fund - Growth

Additional Information (unaudited)

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital and Intech had taken or were taking to improve performance, and that the performance trend was improving.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital and Perkins had taken or were taking to improve performance, and that the performance trend was improving.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory and subadvisory agreement(s).

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant and noted that the rate of management fees (investment advisory and any administration but excluding out-of-pocket costs) for many of the Janus Henderson Funds, after applicable waivers, was below the average management fee rate of the respective peer group of funds selected by an independent data provider. The Trustees also examined information regarding the subadvisory fees charged for subadvisory services, as applicable, noting that all such fees were paid by Janus Capital out of its management fees collected from such Janus Henderson Fund.

The independent fee consultant provided its belief that the management fees charged by Janus Capital to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by Janus Capital. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of their respective Broadridge Expense Group

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peers; and (3) and the management fees for the Janus Henderson Funds, on average, were 7% under the average management fees for their Expense Groups. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group peers and to average total expenses for its Broadridge Expense Universe.

For certain Janus Henderson Funds, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable in light of performance trends, performance histories, and existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by Janus Capital and each subadviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by Janus Capital and each subadviser to comparable separate account clients and to comparable non-affiliated funds subadvised by Janus Capital or by a subadviser (for which Janus Capital or the subadviser provides only or primarily portfolio management services). Although in most instances subadvisory and separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that Janus Capital noted that, under the terms of the management agreements with the Janus Henderson Funds, Janus Capital performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, trustee support, regulatory compliance and numerous other services, and that, in serving the Janus Henderson Funds, Janus Capital assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, they noted that the independent fee consultant found that: (1) the management fees Janus Capital charges to the Janus Henderson Funds are reasonable in relation to the management fees Janus Capital charges to funds subadvised by Janus Capital and to the fees Janus Capital charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs; and (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged to Janus Henderson subadvised fund and separate account investors; (4) 11 of 12 Janus Henderson Funds have lower management fees than similar funds subadvised by Janus Capital; and (5) six of nine Janus Henderson Funds have lower management fees than similar separate accounts managed by Janus Capital.

The Trustees considered the fees for each Fund for its fiscal year ended in 2018, and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”):

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

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Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

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• For Janus Henderson Global Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable.

• For Janus Henderson International Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson International Small Cap Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for both share classes.

• For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

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Additional Information (unaudited)

• For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson U.S. Growth Opportunities Fund, that Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that, although the Fund’s expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

The Trustees reviewed information on the overall profitability to Janus Capital and its affiliates of their relationship with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses, and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to Janus Capital from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether Janus Capital and each subadviser receive adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is

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Additional Information (unaudited)

necessarily a product of the allocation methodology utilized by Janus Capital to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found that (1) the expense allocation methodology and rationales utilized by Janus Capital were reasonable and (2) no clear correlation between expense allocations and operating margins. The Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that Janus Capital’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to Janus Capital and its affiliates, as well as the fees paid by Janus Capital to the subadvisers of subadvised Janus Henderson Funds, were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees Janus Capital and the subadvisers charge to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by Janus Capital and any subadviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by Janus Capital.

Economies of Scale

The Trustees considered information about the potential for Janus Capital to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in November 2019 which provided its research and analysis into economies of scale. They also noted that, although many Janus Henderson Funds pay advisory fees at a base fixed rate as a percentage of net assets, without any breakpoints or performance fees, their independent fee consultant concluded that 64% of these Janus Henderson Funds’ share classes have contractual management fees (gross of waivers) below their Broadridge expense group averages. They also noted the following: (1) that for those Janus Henderson Funds whose expenses are being reduced by the contractual expense limitations of Janus Capital, Janus Capital is subsidizing certain of these Janus Henderson Funds because they have not reached adequate scale; (2) as the assets of some of the Janus Henderson Funds have declined in the past few years, certain Janus Henderson Funds have benefited from having advisory fee rates that have remained constant rather than increasing as assets declined; (3) performance fee structures have been implemented for various Janus Henderson Funds that have caused the effective rate of advisory fees payable by such a Janus Henderson Fund to vary depending on the investment performance of the Janus Henderson Fund relative to its benchmark index over the measurement period; and (4) a few Janus Henderson Funds have fee schedules with breakpoints and reduced fee rates above certain asset levels. The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

The Trustees also considered the independent fee consultant’s conclusion that, given the limitations of various analytical approaches to economies of scale and their conflicting results, it is difficult to analytically confirm or deny the existence of economies of scale in the Janus Henderson complex. In this regard, the independent consultant concluded that (1) to the extent there were economies of scale at Janus Capital, Janus Capital’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds which have not yet achieved those economies and (2) by setting lower fixed fees from the start on these Janus Henderson Funds, Janus Capital appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any scale economies that may exist. Further, the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at Janus Capital.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between Janus Capital and the Janus

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Additional Information (unaudited)

Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

Other Benefits to Janus Capital

The Trustees also considered benefits that accrue to Janus Capital and its affiliates and subadvisers to the Janus Henderson Funds from their relationships with the Janus Henderson Funds. They recognized that two affiliates of Janus Capital separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market funds for services provided, and that such compensation contributes to the overall profitability of Janus Capital and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered Janus Capital’s past and proposed use of commissions paid by the Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of Janus Capital and/or Janus Capital, and/or a subadviser to a Janus Henderson Fund. The Trustees concluded that Janus Capital’s and the subadvisers’ use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit each Janus Henderson Fund. The Trustees also concluded that, other than the services provided by Janus Capital and its affiliates and subadvisers pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and Janus Capital and the subadvisers may potentially benefit from their relationship with each other in other ways. They concluded that Janus Capital and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by Janus Capital and its affiliates. They also concluded that Janus Capital and/or the subadvisers benefit from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from Janus Capital’s and/or the subadvisers’ receipt of those products and services as well as research products and services acquired through commissions paid by other clients of Janus Capital and/or other clients of the subadvisers. They further concluded that the success of any Janus Henderson Fund could attract other business to Janus Capital, the subadvisers or other Janus Henderson funds, and that the success of Janus Capital and the subadvisers could enhance Janus Capital’s and the subadvisers’ ability to serve the Janus Henderson Funds.

Approval of an Amended and Restated Investment Advisory Agreement for Janus Henderson Small-Mid Cap Value Fund (formerly, Janus Henderson Select Value Fund)

Janus Capital Management LLC (“Janus Capital”) met with the Trustees, each of whom serves as an “independent” Trustee (the “Trustees”), on December 5, 2018 and March 14, 2019, to discuss the Amended and Restated Investment Advisory Agreement (the “Amended Advisory Agreement”) for Janus Henderson Small-Mid Cap Value Fund (formerly, Janus Henderson Select Value Fund) (“Small-Mid Cap Value Fund”) and other matters related to investment strategy changes to shift the market capitalization focus of Small-Mid Cap Value Fund (the “Strategy Change”). At these meetings, the Trustees discussed the Amended Advisory Agreement and the Strategy Change with their independent counsel, separately from management. During the course of the meetings, the Trustees requested and considered such information as they deemed relevant to their deliberations. At the meeting held on March 14, 2019, the Trustees, upon the recommendation of Janus Capital, voted unanimously to approve the Amended Advisory Agreement for Small-Mid Cap Value Fund, and recommended that the Amended Advisory Agreement be submitted to shareholders for approval. The Trustees also approved matters related to the Strategy Change, effective upon approval of the Amended Advisory Agreement by the Fund’s shareholders.

In determining whether to approve the Amended Advisory Agreement, the Trustees noted their most recent consideration of Small-Mid Cap Value Fund’s current advisory agreement (the “Current Advisory Agreement”) as part of the Trustees’ annual review and consideration of whether to continue the investment advisory agreement and sub-advisory agreement, as applicable, for each Janus Henderson fund, including Small-Mid Cap Value Fund (the “Annual Review”). The Trustees noted that in connection with the Annual Review: (i) the Trustees received and reviewed information provided by Janus Capital and each sub-adviser, including Perkins Investment Management LLC (“Perkins”), in response to requests of the Trustees and their independent legal counsel, and also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant; and (ii) throughout the Annual Review, the Trustees were advised by their independent legal counsel. The Trustees also noted that based on the Trustees’ evaluation of the information provided by Janus Capital, Perkins, and the independent fee consultant, as well as other information, the Trustees determined that the overall arrangements between Small-Mid Cap

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Additional Information (unaudited)

Value Fund and Janus Capital and Perkins were fair and reasonable in light of the nature, extent and quality of the services provided by Janus Capital, its affiliates and Perkins, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and the Trustees unanimously approved the continuation of the Current Advisory Agreement for another year.

In considering the Amended Advisory Agreement, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the Amended Advisory Agreement are discussed separately below.

• The Trustees determined that the terms of the Amended Advisory Agreement are substantially similar to those of the Current Advisory Agreement, which the Trustees recently reviewed as part of the Annual Review, and the material changes made to the Amended Advisory Agreement address the proposed change to the benchmark index and the description of the period used for calculating the performance fee in order to allow for continuity of the fee based on Small-Mid Cap Value Fund’s historical performance over a 36-month measurement period.

• As part of the Strategy Change, Small-Mid Cap Value Fund will focus its investments on common stocks of companies that are small- and mid-capitalization stocks. The Trustees determined that the proposed benchmark index, the Russell 2500TM Value Index, is more closely aligned with a small- and mid-cap stock focus than Small-Mid Cap Value Fund’s current benchmark index, the Russell 3000® Value Index.

• Under the Amended Advisory Agreement, the structure of the performance fee was not changing, other than to utilize a different benchmark and performance calculation period to implement the new benchmark over time, and that this structure had been implemented initially for Small-Mid Cap Value Fund based on analysis provided by the independent fee consultant. The Trustees considered the information provided by Janus Capital in this regard, and noted Janus Capital’s belief that this performance fee structure remained reasonable and appropriate for Small-Mid Cap Value Fund. The Trustees concluded that this performance fee structure was reasonable for Small-Mid Cap Value Fund as proposed, and also determined to seek further analysis from their independent fee consultant with respect to this matter. In this regard, Janus Capital agreed to consider further revisions to the proposed performance fee structure should that be needed based on the additional analysis provided.

• As part of the Strategy Change, Perkins will continue to provide sub-advisory services to Small-Mid Cap Value Fund, but will utilize new portfolio managers to implement Small-Mid Cap Value Fund’s focus on common stocks of companies that are small- and mid-capitalization stocks. In this regard, the Trustees noted the information provided by Janus Capital with respect to the qualifications and experience of the new portfolio managers implementing investment strategies similar to the one to be utilized by Small-Mid Cap Value Fund, and also noted that Perkins and the new portfolio managers provide sub-advisory services to other Janus Henderson funds the Trustees oversee.

• The information provided by Janus Capital with respect to (i) the impact of the Amended Advisory Agreement on the potential advisory fees to be paid by Small-Mid Cap Value Fund going forward; and (ii) the potential transaction costs and capital gains to be incurred by Small-Mid Cap Value Fund as part of the efforts to reposition Small-Mid Cap Value Fund’s portfolio to focus its investments on common stocks of companies that are small- and mid-capitalization stocks. In this regard, the Trustees noted that Small-Mid Cap Value Fund’s operating costs were not expected otherwise to materially change under the Amended Advisory Agreement.

• Janus Capital’s reasons for seeking to implement the Strategy Change, including Janus Capital’s belief that current marketplace demands for a small and mid-cap strategy, combined with Perkins’ experience in managing small- and mid-cap stocks, will provide greater opportunity for Small-Mid Cap Value Fund to grow over the long-term, and that the Strategy Change is designed to create asset growth through increased sales for Small-Mid Cap Value Fund, potentially resulting in increased operational efficiencies for Small-Mid Cap Value Fund.

• Janus Capital will pay the fees and expenses related to seeking shareholder approval of the Amended Advisory Agreement, including the costs related to the preparation and distribution of proxy materials, and all other costs incurred in connection with the solicitation of proxies.

After discussion, the Trustees determined that the overall arrangements between Small-Mid Cap Value Fund, Janus Capital, and Perkins under the Amended Advisory Agreement would continue to be fair and reasonable in light of the

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nature, extent, and quality of the services expected to be provided by Janus Capital, its affiliates, and Perkins following the Strategy Change.

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Useful Information About Your Fund Report (unaudited)

Management Commentary

The Management Commentary in this report includes valuable insight as well as statistical information to help you understand how your Fund’s performance and characteristics stack up against those of comparable indices.

If the Fund invests in foreign securities, this report may include information about country exposure. Country exposure is based primarily on the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived.

Please keep in mind that the opinions expressed in the Management Commentary are just that: opinions. They are a reflection based on best judgment at the time this report was compiled, which was December 31, 2019. As the investing environment changes, so could opinions. These views are unique and are not necessarily shared by fellow employees or by Janus Henderson in general.

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of Janus Capital and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Barclays and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

Janus Investment Fund	39

Janus Henderson Global Allocation Fund - Growth

Useful Information About Your Fund Report (unaudited)

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected. If you compare the Fund’s “Net Decrease from Dividends and Distributions” to “Reinvested Dividends and Distributions,” you will notice that dividends and distributions have little effect on the Fund’s net assets. This is because the majority of the Fund’s investors reinvest their dividends and/or distributions.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the

40	DECEMBER 31, 2019

Janus Henderson Global Allocation Fund - Growth

Useful Information About Your Fund Report (unaudited)

total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

Janus Investment Fund	41

Knowledge. Shared

At Janus Henderson, we believe in the sharing of expert insight for better investment and business decisions. We call this ethos Knowledge. Shared.

Learn more by visiting janushenderson.com.

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson, Janus, Henderson, Perkins, Intech and Knowledge. Shared are trademarks of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.

Janus Henderson Distributors

125-24-93021 02-20

SEMIANNUAL REPORT December 31, 2019

Janus Henderson Global Allocation Fund - Moderate

Janus Investment Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by contacting a Janus Henderson representative. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by visiting janushenderson.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you do not invest directly with the Fund, you should contact your plan sponsor, broker-dealer, or financial intermediary, to request to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-525-3713 to let the Fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Janus Henderson mutual funds where held (i.e., all Janus Henderson mutual funds held in your account if you invest through your financial intermediary or all Janus Henderson mutual funds held with the fund complex if you invest directly with a fund).

HIGHLIGHTS • Portfolio management perspective • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Global Allocation Fund - Moderate

Janus Henderson Global Allocation Fund - Moderate (unaudited)

FUND SNAPSHOT

This fund of funds offers broad global diversification for investors by utilizing the full spectrum of Janus Henderson’s investment expertise and solutions, with the goal of providing higher risk-adjusted returns than the broad markets.

Enrique Chang co-portfolio manager	Ashwin Alankar co-portfolio manager

PERFORMANCE OVERVIEW

Janus Henderson Global Allocation Fund – Moderate’s Class I Shares returned 4.55% for the six-month period ended December 31, 2019. This compares with a return of 8.92% for its primary benchmark, the MSCI All Country World IndexSM, and a 5.83% return for its secondary benchmark, the Global Moderate Allocation Index, an internally calculated, hypothetical combination of total returns from the MSCI All Country World IndexSM (60%) and the Bloomberg Barclays Global Aggregate Bond Index (40%).

INVESTMENT ENVIRONMENT

Global financial markets generated positive returns during the period, with riskier assets outperforming safer government bonds as optimism brewed that heretofore slowing global growth may reaccelerate. Two developments fueling investor optimism were stabilizing global purchasing managers indices and headway in U.S.-China trade negotiations. Although yields across the U.S. Treasuries curve were down for the period, the curve between 2-year and 10-year maturities steepened as the former was anchored to a succession of rate cuts by the Federal Reserve (Fed) and the latter proved more susceptible to a potential uptick in global growth. Investment-grade credit marginally outperformed high-yield issuers due, in part, to falling interest rates. Yet for both categories, spreads between their yields and those of their risk-free benchmarks narrowed considerably. Equities rallied, with some U.S. benchmarks achieving new record closes by the end of the period, but international stocks also moved upward on improving growth prospects. This occurred after an extended period of underperformance by international stocks.

INVESTMENT PROCESS

Janus Henderson Global Allocation Fund – Moderate invests across a broad set of Janus Henderson funds that span a wide range of global asset categories with a base allocation of 45% to 65% equity investments, 30% to 45% fixed income investments and 5% to 20% alternative investments that are rebalanced quarterly. The Fund is structured as a “fund of funds” portfolio that provides investors with broad, diversified exposure to various types of investments with an emphasis on managing investment risk. The Fund is also designed to blend the three core competencies that Janus Henderson practices as an organization: mathematically driven strategies, risk-managed strategies and fundamentally driven growth- and value-oriented strategies. We believe that combining these very different approaches in a single investment can potentially produce a portfolio with a unique and powerful performance profile.

The investment process involves setting return expectations for a broad range of Janus Henderson mutual funds that we believe best represent the full opportunity set available to today’s investor. We then establish an ideal “model” portfolio based upon the specific risk/return objective of Janus Henderson Global Allocation Fund – Moderate. Finally, we select the appropriate Janus Henderson funds that replicate our desired exposure. The allocations assigned to each selected underlying fund are consistent with our view of current market conditions and the long-term trade-off between risk and reward potential that each of these investment types represent. However, as a result of changing market conditions, both the mix of underlying funds and the allocations to these funds will change from time to time. Any portfolio risk management process we’ve discussed includes an effort to monitor and manage risk and should not be confused with, nor does it imply, low risk or the ability to control risk.

PERFORMANCE DISCUSSION

The Fund underperformed both its primary and secondary benchmarks during the six-month period. The lone position to generate negative returns was the Janus Henderson Diversified Alternative’s Fund. The risk premia

Janus Investment Fund	1

Janus Henderson Global Allocation Fund - Moderate (unaudited)

upon which this strategy is based were negatively impacted by particularly crowded markets, meaning the dispersion of returns necessary for these premia to perform as constructed did not materialize. While positive, the Janus Henderson Triton Fund generated minimal returns. This reflected an extended period of smaller-cap stocks underperforming their large-cap peers. Contributing to returns was the Janus Henderson Overseas Fund, followed by the Janus Henderson Global Select Fund. After an extended period lagging the U.S., global markets gained some ground on the improving growth outlook.

OUTLOOK

Our signals of forward-looking inflation continue to point to the upside. The robustness of this view is reflected in its consistency over the past several months. As we start the new year, we believe that inflation is the greatest risk faced by markets, particularly because most have written it off, citing structural headwinds. Often, an ignored risk turns out to be the most painful kind.

The central bank-manufactured “cheap” money environment that financial assets have ridden to new highs could quickly disappear in the face of unexpected inflation and a likely shift toward a tightening regime. We have seen time and time again how the market responds when fears of tightening unfold, and it is not pretty.

And one must not forget that despite these structural headwinds, the year-over-over U.S. core inflation, as measured by the consumer price index, sits at 2.3%, far from any notion of disinflation. Consistent with a possible pick-up in inflation, we see nominal bonds as challenged, according to our signals.

In response to potential structural headwinds and inflation data showing restraint, the Fed and other global central banks have made it very clear that not only will accommodation last but they are comfortable with inflation climbing above their targets. This is potentially a dangerous game to play because inflation is rarely tame. During hibernation, a bear appears tame, but when it wakes up it is anything but docile. History suggests that same holds true for inflation. The good news is our signals are not currently pointing to “stagflation.” But beware that inflation could compromise today’s stimulative financial conditions as well as economic growth, as the Fed would inevitably respond by increasing interest rates, leading to higher real rates and costs of capital.

Thank you for investing in Janus Henderson Global Allocation Fund – Moderate.

2	DECEMBER 31, 2019

Janus Henderson Global Allocation Fund - Moderate (unaudited)

Fund At A Glance

December 31, 2019

Holdings - (% of Net Assets)
Janus Henderson Global Bond Fund - Class N Shares	24.2%
Janus Henderson Diversified Alternatives Fund - Class N Shares	8.4
Janus Henderson Overseas Fund - Class N Shares	6.7
Janus Henderson Short-Term Bond Fund - Class N Shares	5.5
Janus Henderson Large Cap Value Fund - Class N Shares	5.5
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	5.4
Janus Henderson Global Select Fund - Class N Shares	5.2
Janus Henderson International Managed Volatility Fund - Class N Shares	4.9
Janus Henderson Contrarian Fund - Class N Shares	4.4
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	4.3
Janus Henderson International Value Fund - Class N Shares	4.2
Janus Henderson Mid Cap Value Fund - Class N Shares	3.2
Janus Henderson Triton Fund - Class N Shares	2.8
Janus Henderson Enterprise Fund - Class N Shares	2.8
Janus Henderson Flexible Bond Fund - Class N Shares	2.6
Janus Henderson Emerging Markets Fund - Class N Shares	2.4
Janus Henderson Global Research Fund - Class N Shares	2.0
Janus Henderson Small Cap Value Fund - Class N Shares	1.8
Janus Henderson Asia Equity Fund - Class N Shares	1.3
Janus Henderson Global Real Estate Fund - Class N Shares	1.3
Janus Henderson Forty Fund - Class N Shares	1.2

Asset Allocation - (% of Net Assets)
Equity Funds	59.4%
Fixed Income Funds	32.3%
Alternative Funds	8.4%
Other	(0.1)%
100.0%

Janus Investment Fund	3

Janus Henderson Global Allocation Fund - Moderate (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended December 31, 2019						Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Ten Year	Since Inception*	Total Annual Fund Operating Expenses‡	Net Annual Fund Operating Expenses‡
Class A Shares at NAV	4.44%	15.45%	4.62%	6.21%	6.05%	1.15%	1.15%
Class A Shares at MOP	-1.58%	8.83%	3.39%	5.59%	5.60%
Class C Shares at NAV	4.06%	14.62%	3.97%	5.49%	5.30%	1.91%	1.91%
Class C Shares at CDSC	3.07%	13.62%	3.97%	5.49%	5.30%
Class D Shares(1)	4.59%	15.63%	4.83%	6.41%	6.24%	0.99%	0.96%
Class I Shares	4.55%	15.70%	4.86%	6.47%	6.29%	0.92%	0.92%
Class S Shares	4.34%	15.25%	4.45%	6.03%	5.83%	1.30%	1.30%
Class T Shares	4.52%	15.60%	4.75%	6.33%	6.19%	1.08%	1.07%
MSCI All Country World Index	8.92%	26.60%	8.41%	8.79%	6.58%
Global Moderate Allocation Index	5.83%	18.55%	6.11%	6.42%	5.70%
Morningstar Quartile - Class T Shares	-	3rd	3rd	2nd	2nd
Morningstar Ranking - based on total returns for World Allocation Funds	-	318/480	207/394	119/266	61/214

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Net expense ratios reflect the expense waiver, if any, contractually agreed to through October 28, 2020.

Performance may be affected by risks that include those associated with non-diversification, portfolio turnover, short sales, potential conflicts of interest,

4	DECEMBER 31, 2019

Janus Henderson Global Allocation Fund - Moderate (unaudited)

Performance

foreign and emerging markets, initial public offerings (IPOs), high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), derivatives, and commodity-linked investments. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

Performance of the Global Allocation Funds depends on that of the underlying funds. They are subject to the volatility of the financial markets. Because Janus Capital Management is the adviser to the Fund and to the underlying affiliated funds held within the Fund, it is subject to certain potential conflicts of interest.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Class A Shares, Class C Shares, and Class S Shares commenced operations on July 6, 2009. Performance shown for each class for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class (renamed Class T Shares effective February 16, 2010), calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.

Class D Shares commenced operations on February 16, 2010. Performance shown for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

Class I Shares commenced operations on July 6, 2009. Performance shown for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.

If each share class of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2019 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

*The Fund’s inception date – December 30, 2005

‡ As stated in the prospectus. See Financial Highlights for actual expense ratios during the reporting period.

(1) Closed to certain new investors.

Janus Investment Fund	5

Janus Henderson Global Allocation Fund - Moderate (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/19)	Ending Account Value (12/31/19)	Expenses Paid During Period (7/1/19 - 12/31/19)†	Beginning Account Value (7/1/19)	Ending Account Value (12/31/19)	Expenses Paid During Period (7/1/19 - 12/31/19)†	Net Annualized Expense Ratio (7/1/19 - 12/31/19)††
Class A Shares	$1,000.00	$1,044.40	$2.06	$1,000.00	$1,023.13	$2.03	0.40%
Class C Shares	$1,000.00	$1,040.60	$6.00	$1,000.00	$1,019.25	$5.94	1.17%
Class D Shares	$1,000.00	$1,045.90	$1.34	$1,000.00	$1,023.83	$1.32	0.26%
Class I Shares	$1,000.00	$1,045.50	$1.03	$1,000.00	$1,024.13	$1.02	0.20%
Class S Shares	$1,000.00	$1,043.40	$3.18	$1,000.00	$1,022.02	$3.15	0.62%
Class T Shares	$1,000.00	$1,045.20	$1.70	$1,000.00	$1,023.48	$1.68	0.33%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

††	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

6	DECEMBER 31, 2019

Janus Henderson Global Allocation Fund - Moderate

Schedule of Investments (unaudited)

December 31, 2019

Shares		Value
Investment Companies£ – 100.1%
Alternative Funds – 8.4%
Janus Henderson Diversified Alternatives Fund - Class N Shares	2,051,632	$19,859,801
Equity Funds – 59.4%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	1,211,428	12,756,332
Janus Henderson Asia Equity Fund - Class N Shares	273,393	3,094,807
Janus Henderson Contrarian Fund - Class N Shares	492,261	10,480,243
Janus Henderson Emerging Markets Fund - Class N Shares	596,056	5,823,465
Janus Henderson Enterprise Fund - Class N Shares	46,268	6,619,165
Janus Henderson Forty Fund - Class N Shares	69,606	2,737,594
Janus Henderson Global Real Estate Fund - Class N Shares	224,892	2,973,067
Janus Henderson Global Research Fund - Class N Shares	55,952	4,707,274
Janus Henderson Global Select Fund - Class N Shares	778,833	12,336,707
Janus Henderson International Managed Volatility Fund - Class N Shares	1,349,517	11,565,362
Janus Henderson International Value Fund - Class N Shares	963,662	9,983,535
Janus Henderson Large Cap Value Fund - Class N Shares	917,494	13,129,333
Janus Henderson Mid Cap Value Fund - Class N Shares	475,102	7,587,386
Janus Henderson Overseas Fund - Class N Shares	483,762	16,409,217
Janus Henderson Small Cap Value Fund - Class N Shares	187,834	4,316,422
Janus Henderson Triton Fund - Class N Shares	210,235	6,647,624
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	889,821	10,348,618
		141,516,151
Fixed Income Funds – 32.3%
Janus Henderson Flexible Bond Fund - Class N Shares	588,424	6,207,873
Janus Henderson Global Bond Fund - Class N Shares	5,974,153	57,471,354
Janus Henderson Short-Term Bond Fund - Class N Shares	4,375,809	13,171,186
		76,850,413
Total Investments (total cost $209,320,765) – 100.1%		238,226,365
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(120,015)
Net Assets – 100%		$238,106,350

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Global Allocation Fund - Moderate

Schedule of Investments (unaudited)

December 31, 2019

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Capital Gain Distributions from Underlying Funds(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 12/31/19
Investment Companies - 100.1%
Alternative Funds - 8.4%
Janus Henderson Diversified Alternatives Fund - Class N Shares	$-	$(284,718)	$7,699	$1,180	$19,859,801
Equity Funds - 59.4%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	278,463	25,990	7,655	174,241	12,756,332
Janus Henderson Asia Equity Fund - Class N Shares	26,614	6,152	-	159,736	3,094,807
Janus Henderson Contrarian Fund - Class N Shares	228,997	31,278	890,564	38,301	10,480,243
Janus Henderson Emerging Markets Fund - Class N Shares	96,152	(19,023)	-	174,559	5,823,465
Janus Henderson Enterprise Fund - Class N Shares	19,668	595,235	267,988	(428,821)	6,619,165
Janus Henderson Forty Fund - Class N Shares	9,527	224,224	164,302	(104,970)	2,737,594
Janus Henderson Global Real Estate Fund - Class N Shares	87,384	1,835,926	23,908	(1,579,448)	2,973,067
Janus Henderson Global Research Fund - Class N Shares	57,014	737,610	167,586	(538,795)	4,707,274
Janus Henderson Global Select Fund - Class N Shares	150,935	29,019	390,264	696,462	12,336,707
Janus Henderson International Managed Volatility Fund - Class N Shares	499,157	(5,635)	-	(328,124)	11,565,362
Janus Henderson International Value Fund - Class N Shares	277,295	(33,281)	91,998	361,774	9,983,535
Janus Henderson Large Cap Value Fund - Class N Shares	172,766	(33,830)	344,040	458,590	13,129,333
Janus Henderson Mid Cap Value Fund - Class N Shares	85,774	(26,080)	106,949	459,646	7,587,386
Janus Henderson Overseas Fund - Class N Shares	352,155	336,366	-	963,781	16,409,217
Janus Henderson Small Cap Value Fund - Class N Shares	50,802	220,520	-	66,002	4,316,422
Janus Henderson Triton Fund - Class N Shares	-	260,763	269,175	(374,239)	6,647,624
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	89,036	238,969	252,878	15,916	10,348,618
Total Equity Funds	$2,481,739	$4,424,203	$2,977,307	$214,611	$141,516,151
Fixed Income Funds - 32.3%
Janus Henderson Flexible Bond Fund - Class N Shares	91,679	2,056	-	99,788	6,207,873
Janus Henderson Global Bond Fund - Class N Shares	93,018	32,876	-	425,573	57,471,354
Janus Henderson Short-Term Bond Fund - Class N Shares	166,633	(3,921)	-	4,864	13,171,186
Total Fixed Income Funds	$351,330	$31,011	$-	$530,225	$76,850,413
Total Affiliated Investments - 100.1%	$2,833,069	$4,170,496	$2,985,006	$746,016	$238,226,365

(1) For securities that were affiliated for a portion of the period ended December 31, 2019, this column reflects amounts for the entire period ended December 31, 2019 and not just the period in which the security was affiliated.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	DECEMBER 31, 2019

Janus Henderson Global Allocation Fund - Moderate

Schedule of Investments (unaudited)

December 31, 2019

	Share Balance at 6/30/19	Purchases	Sales	Share Balance at 12/31/19
Investment Companies - 100.1%
Alternative Funds - 8.4%
Janus Henderson Diversified Alternatives Fund - Class N Shares	2,506,646	17,529	(472,543)	2,051,632
Equity Funds - 59.4%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	1,230,767	40,380	(59,719)	1,211,428
Janus Henderson Asia Equity Fund - Class N Shares	226,600	60,423	(13,630)	273,393
Janus Henderson Contrarian Fund - Class N Shares	266,489	248,006	(22,234)	492,261
Janus Henderson Emerging Markets Fund - Class N Shares	699,527	14,810	(118,281)	596,056
Janus Henderson Enterprise Fund - Class N Shares	60,076	2,389	(16,197)	46,268
Janus Henderson Forty Fund - Class N Shares	98,376	5,009	(33,779)	69,606
Janus Henderson Global Real Estate Fund - Class N Shares	599,970	10,341	(385,419)	224,892
Janus Henderson Global Research Fund - Class N Shares	106,979	3,134	(54,161)	55,952
Janus Henderson Global Select Fund - Class N Shares	572,013	244,341	(37,521)	778,833
Janus Henderson International Managed Volatility Fund - Class N Shares	1,138,797	275,852	(65,132)	1,349,517
Janus Henderson International Value Fund - Class N Shares	1,007,533	43,636	(87,507)	963,662
Janus Henderson Large Cap Value Fund - Class N Shares	846,730	115,238	(44,474)	917,494
Janus Henderson Mid Cap Value Fund - Class N Shares	270,983	227,384	(23,265)	475,102
Janus Henderson Overseas Fund - Class N Shares	573,663	14,295	(104,196)	483,762
Janus Henderson Small Cap Value Fund - Class N Shares	296,472	3,728	(112,366)	187,834
Janus Henderson Triton Fund - Class N Shares	216,018	10,238	(16,021)	210,235
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	818,410	114,799	(43,388)	889,821
Fixed Income Funds - 32.3%
Janus Henderson Flexible Bond Fund - Class N Shares	-	617,535	(29,111)	588,424
Janus Henderson Global Bond Fund - Class N Shares	6,814,972	101,040	(941,859)	5,974,153
Janus Henderson Short-Term Bond Fund - Class N Shares	2,239,801	2,353,685	(217,677)	4,375,809

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Global Allocation Fund - Moderate

Notes to Schedule of Investments and Other Information (unaudited)

Bloomberg Barclays Global Aggregate Bond Index	Bloomberg Barclays Global Aggregate Bond Index is a broad-based measure of the global investment grade fixed-rate debt markets.
Global Moderate Allocation Index

Global Moderate Allocation Index is an internally-calculated, hypothetical combination of total returns from the MSCI All Country World IndexSM (60%) and the Bloomberg Barclays Global Aggregate Bond Index (40%).

MSCI All Country World IndexSM	MSCI All Country World IndexSM reflects the equity market performance of global developed and emerging markets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2019. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Investment Companies
Alternative Funds	$19,859,801	$-	$-
Equity Funds	141,516,151	-	-
Fixed Income Funds	76,850,413	-	-
Total Assets	$238,226,365	$-	$-

10	DECEMBER 31, 2019

Janus Henderson Global Allocation Fund - Moderate

Statement of Assets and Liabilities (unaudited)

December 31, 2019

Assets:
Affiliated investments, at value(1)	$238,226,365
Non-interested Trustees' deferred compensation	6,118
Receivables:
Dividends from affiliates	144,737
Investments sold	50,006
Fund shares sold	13,877
Other assets	1,925
Total Assets	238,443,028
Liabilities:
Payables:	—
Investments purchased	144,730
Fund shares repurchased	48,813
Transfer agent fees and expenses	33,409
Professional fees	26,815
Registration fees	23,196
Printing fees	11,390
Non-affiliated fund administration fees payable	9,020
Advisory fees	8,500
12b-1 Distribution and shareholder servicing fees	7,541
Postage fees	6,918
Non-interested Trustees' deferred compensation fees	6,118
Custodian fees	266
Non-interested Trustees' fees and expenses	107
Accrued expenses and other payables	9,855
Total Liabilities	336,678
Net Assets	$238,106,350
Net Assets Consist of:
Capital (par value and paid-in surplus)	$207,703,397
Total distributable earnings (loss)	30,402,953
Total Net Assets	$238,106,350
Net Assets - Class A Shares	$10,089,464
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	790,739
Net Asset Value Per Share(2)	$12.76
Maximum Offering Price Per Share(3)	$13.54
Net Assets - Class C Shares	$5,472,969
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	433,939
Net Asset Value Per Share(2)	$12.61
Net Assets - Class D Shares	$198,382,947
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	15,456,047
Net Asset Value Per Share	$12.84
Net Assets - Class I Shares	$5,579,600
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	435,225
Net Asset Value Per Share	$12.82
Net Assets - Class S Shares	$2,381,164
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	188,119
Net Asset Value Per Share	$12.66
Net Assets - Class T Shares	$16,200,206
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,265,487
Net Asset Value Per Share	$12.80

(1) Includes cost of $209,320,765.

(2) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

(3) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson Global Allocation Fund - Moderate

Statement of Operations (unaudited)

For the period ended December 31, 2019

Investment Income:
Dividends from affiliates	$2,833,069
Total Investment Income	2,833,069
Expenses:
Advisory fees	59,354
12b-1 Distribution and shareholder servicing fees:
Class A Shares	12,154
Class C Shares	28,161
Class S Shares	2,866
Transfer agent administrative fees and expenses:
Class D Shares	117,343
Class S Shares	2,866
Class T Shares	21,149
Transfer agent networking and omnibus fees:
Class A Shares	1,342
Class C Shares	2,325
Class I Shares	2,179
Other transfer agent fees and expenses:
Class A Shares	361
Class C Shares	210
Class D Shares	15,654
Class I Shares	151
Class S Shares	25
Class T Shares	153
Registration fees	39,022
Shareholder reports expense	22,683
Professional fees	17,839
Non-interested Trustees’ fees and expenses	2,797
Custodian fees	267
Other expenses	8,009
Total Expenses	356,910
Less: Excess Expense Reimbursement and Waivers	(12,010)
Net Expenses	344,900
Net Investment Income/(Loss)	2,488,169
Net Realized Gain/(Loss) on Investments:
Investments in affiliates	4,170,496
Capital gain distributions from underlying funds	2,985,006
Total Net Realized Gain/(Loss) on Investments	7,155,502
Change in Unrealized Net Appreciation/Depreciation:
Investments in affiliates	746,016
Total Change in Unrealized Net Appreciation/Depreciation	746,016
Net Increase/(Decrease) in Net Assets Resulting from Operations	$10,389,687

See Notes to Financial Statements.

12	DECEMBER 31, 2019

Janus Henderson Global Allocation Fund - Moderate

Statements of Changes in Net Assets

	Period ended December 31, 2019 (unaudited)	Year ended June 30, 2019

Operations:
Net investment income/(loss)	$2,488,169	$2,021,449
Net realized gain/(loss) on investments	7,155,502	7,130,803
Change in unrealized net appreciation/depreciation	746,016	(1,449,573)
Net Increase/(Decrease) in Net Assets Resulting from Operations	10,389,687	7,702,679
Dividends and Distributions to Shareholders
Class A Shares	(534,028)	(399,784)
Class C Shares	(253,266)	(227,468)
Class D Shares	(10,744,814)	(8,696,406)
Class I Shares	(295,660)	(274,396)
Class S Shares	(122,172)	(103,457)
Class T Shares	(882,583)	(758,051)
Net Decrease from Dividends and Distributions to Shareholders	(12,832,523)	(10,459,562)
Capital Share Transactions:
Class A Shares	666,346	(528,231)
Class C Shares	(706,268)	(1,051,742)
Class D Shares	3,571,419	(13,592,425)
Class I Shares	114,100	(1,174,275)
Class S Shares	187,352	(451,111)
Class T Shares	(613,350)	(526,093)
Net Increase/(Decrease) from Capital Share Transactions	3,219,599	(17,323,877)
Net Increase/(Decrease) in Net Assets	776,763	(20,080,760)
Net Assets:
Beginning of period	237,329,587	257,410,347
End of period	$238,106,350	$237,329,587

See Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson Global Allocation Fund - Moderate

Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$12.90	$13.07	$13.14	$12.20	$13.49	$14.29
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.14	0.09	0.18	0.12	0.14	0.37
Net realized and unrealized gain/(loss)	0.43	0.28	0.67	1.01	(0.35)	(0.50)
Total from Investment Operations	0.57	0.37	0.85	1.13	(0.21)	(0.13)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.14)	(0.10)	(0.21)	(0.11)	(0.13)	(0.34)
Distributions (from capital gains)	(0.57)	(0.44)	(0.71)	(0.08)	(0.95)	(0.33)
Total Dividends and Distributions	(0.71)	(0.54)	(0.92)	(0.19)	(1.08)	(0.67)
Net Asset Value, End of Period	$12.76	$12.90	$13.07	$13.14	$12.20	$13.49
Total Return*	4.44%	3.32%	6.53%	9.47%	(1.45)%	(0.87)%
Net Assets, End of Period (in thousands)	$10,089	$9,529	$10,021	$10,563	$13,911	$14,913
Average Net Assets for the Period (in thousands)	$9,616	$9,899	$10,557	$12,118	$13,573	$13,942
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.40%	0.45%	0.46%	0.44%	0.44%	0.44%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.40%	0.45%	0.46%	0.44%	0.44%	0.44%
Ratio of Net Investment Income/(Loss)(2)	2.08%	0.68%	1.34%	0.93%	1.13%	2.71%
Portfolio Turnover Rate	15%	6%	14%	32%	5%	21%

Class C Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$12.70	$12.86	$12.95	$12.02	$13.29	$14.08
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.07	0.01	0.10	0.03	0.10	0.24
Net realized and unrealized gain/(loss)	0.44	0.27	0.64	1.01	(0.35)	(0.47)
Total from Investment Operations	0.51	0.28	0.74	1.04	(0.25)	(0.23)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.03)	—(3)	(0.12)	(0.03)	(0.07)	(0.23)
Distributions (from capital gains)	(0.57)	(0.44)	(0.71)	(0.08)	(0.95)	(0.33)
Total Dividends and Distributions	(0.60)	(0.44)	(0.83)	(0.11)	(1.02)	(0.56)
Net Asset Value, End of Period	$12.61	$12.70	$12.86	$12.95	$12.02	$13.29
Total Return*	4.06%	2.57%	5.74%	8.77%	(1.77)%	(1.58)%
Net Assets, End of Period (in thousands)	$5,473	$6,211	$7,341	$8,036	$9,432	$11,648
Average Net Assets for the Period (in thousands)	$5,789	$6,648	$8,036	$8,504	$10,518	$11,146
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	1.17%	1.14%	1.13%	1.10%	0.77%	1.20%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	1.17%	1.14%	1.13%	1.10%	0.77%	1.20%
Ratio of Net Investment Income/(Loss)(2)	1.10%	0.08%	0.73%	0.25%	0.78%	1.76%
Portfolio Turnover Rate	15%	6%	14%	32%	5%	21%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

(3) Less than $0.005 on a per share basis.

See Notes to Financial Statements.

14	DECEMBER 31, 2019

Janus Henderson Global Allocation Fund - Moderate

Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$12.98	$13.16	$13.22	$12.28	$13.57	$14.36
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.14	0.11	0.21	0.14	0.16	0.38
Net realized and unrealized gain/(loss)	0.45	0.28	0.68	1.02	(0.35)	(0.49)
Total from Investment Operations	0.59	0.39	0.89	1.16	(0.19)	(0.11)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.16)	(0.13)	(0.24)	(0.14)	(0.15)	(0.35)
Distributions (from capital gains)	(0.57)	(0.44)	(0.71)	(0.08)	(0.95)	(0.33)
Total Dividends and Distributions	(0.73)	(0.57)	(0.95)	(0.22)	(1.10)	(0.68)
Net Asset Value, End of Period	$12.84	$12.98	$13.16	$13.22	$12.28	$13.57
Total Return*	4.59%	3.44%	6.77%	9.67%	(1.26)%	(0.71)%
Net Assets, End of Period (in thousands)	$198,383	$196,873	$212,763	$212,552	$222,254	$251,092
Average Net Assets for the Period (in thousands)	$195,219	$199,360	$218,363	$214,793	$229,378	$264,375
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.27%	0.29%	0.27%	0.26%	0.27%	0.26%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%
Ratio of Net Investment Income/(Loss)(2)	2.15%	0.88%	1.56%	1.09%	1.28%	2.75%
Portfolio Turnover Rate	15%	6%	14%	32%	5%	21%

Class I Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$12.97	$13.15	$13.22	$12.28	$13.57	$14.36
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.15	0.11	0.20	0.15	0.17	0.40
Net realized and unrealized gain/(loss)	0.44	0.29	0.69	1.02	(0.35)	(0.50)
Total from Investment Operations	0.59	0.40	0.89	1.17	(0.18)	(0.10)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.17)	(0.14)	(0.25)	(0.15)	(0.16)	(0.36)
Distributions (from capital gains)	(0.57)	(0.44)	(0.71)	(0.08)	(0.95)	(0.33)
Total Dividends and Distributions	(0.74)	(0.58)	(0.96)	(0.23)	(1.11)	(0.69)
Net Asset Value, End of Period	$12.82	$12.97	$13.15	$13.22	$12.28	$13.57
Total Return*	4.55%	3.53%	6.77%	9.73%	(1.20)%	(0.65)%
Net Assets, End of Period (in thousands)	$5,580	$5,533	$6,856	$4,457	$3,740	$4,684
Average Net Assets for the Period (in thousands)	$5,209	$5,905	$5,072	$4,244	$4,214	$5,525
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.20%	0.22%	0.21%	0.21%	0.22%	0.20%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.20%	0.22%	0.20%	0.21%	0.22%	0.20%
Ratio of Net Investment Income/(Loss)(2)	2.22%	0.85%	1.50%	1.19%	1.36%	2.86%
Portfolio Turnover Rate	15%	6%	14%	32%	5%	21%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

See Notes to Financial Statements.

15

Janus Henderson Global Allocation Fund - Moderate

Financial Highlights

Class S Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$12.79	$12.97	$13.05	$12.12	$13.40	$14.19
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.12	0.06	0.16	0.09	0.11	0.32
Net realized and unrealized gain/(loss)	0.43	0.29	0.66	1.02	(0.34)	(0.47)
Total from Investment Operations	0.55	0.35	0.82	1.11	(0.23)	(0.15)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.11)	(0.09)	(0.19)	(0.10)	(0.10)	(0.31)
Distributions (from capital gains)	(0.57)	(0.44)	(0.71)	(0.08)	(0.95)	(0.33)
Total Dividends and Distributions	(0.68)	(0.53)	(0.90)	(0.18)	(1.05)	(0.64)
Net Asset Value, End of Period	$12.66	$12.79	$12.97	$13.05	$12.12	$13.40
Total Return*	4.34%	3.14%	6.31%	9.30%	(1.57)%	(1.03)%
Net Assets, End of Period (in thousands)	$2,381	$2,217	$2,695	$2,821	$2,574	$3,234
Average Net Assets for the Period (in thousands)	$2,267	$2,482	$2,722	$2,702	$2,927	$3,017
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.62%	0.60%	0.64%	0.61%	0.61%	0.61%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.62%	0.60%	0.62%	0.60%	0.61%	0.61%
Ratio of Net Investment Income/(Loss)(2)	1.84%	0.51%	1.17%	0.72%	0.88%	2.31%
Portfolio Turnover Rate	15%	6%	14%	32%	5%	21%

Class T Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$12.94	$13.12	$13.19	$12.25	$13.53	$14.33
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.13	0.10	0.21	0.13	0.16	0.37
Net realized and unrealized gain/(loss)	0.45	0.28	0.66	1.02	(0.34)	(0.49)
Total from Investment Operations	0.58	0.38	0.87	1.15	(0.18)	(0.12)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.15)	(0.12)	(0.23)	(0.13)	(0.15)	(0.35)
Distributions (from capital gains)	(0.57)	(0.44)	(0.71)	(0.08)	(0.95)	(0.33)
Total Dividends and Distributions	(0.72)	(0.56)	(0.94)	(0.21)	(1.10)	(0.68)
Net Asset Value, End of Period	$12.80	$12.94	$13.12	$13.19	$12.25	$13.53
Total Return*	4.52%	3.38%	6.64%	9.60%	(1.23)%	(0.80)%
Net Assets, End of Period (in thousands)	$16,200	$16,966	$17,735	$18,793	$20,446	$25,197
Average Net Assets for the Period (in thousands)	$16,738	$17,106	$18,214	$19,231	$22,603	$24,674
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.37%	0.38%	0.37%	0.36%	0.36%	0.36%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.33%	0.34%	0.33%	0.32%	0.27%	0.36%
Ratio of Net Investment Income/(Loss)(2)	2.01%	0.79%	1.50%	1.03%	1.27%	2.69%
Portfolio Turnover Rate	15%	6%	14%	32%	5%	21%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

See Notes to Financial Statements.

16	DECEMBER 31, 2019

Janus Henderson Global Allocation Fund - Moderate

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Global Allocation Fund - Moderate (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Fund operates as a “fund of funds,” meaning substantially all of the Fund’s assets will be invested in other Janus Henderson funds (the “underlying funds”). The Trust offers 47 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks total return through growth of capital and income. The Fund is classified as diversified, as defined in the 1940 Act.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares. Class D Shares are closed to certain new investors.

Shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with accounting principles generally accepted in the United States of America).

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Funds have adopted an auto-conversion policy pursuant to which Class C Shares that have been held for ten years will be automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the tenth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund will rely on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares. Please contact your financial intermediary for additional information.

Class D Shares are generally no longer being made available to new investors who do not already have a direct account with the Janus Henderson funds. Class D Shares are available only to investors who hold accounts directly with the Janus Henderson funds, to immediate family members or members of the same household of an eligible individual investor, and to existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with Janus Capital Management LLC (“Janus Capital”) or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain

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Notes to Financial Statements (unaudited)

retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class T Shares on their supermarket platforms.

Underlying Funds

The Fund invests in a variety of underlying funds to pursue a target allocation of equity investments, fixed-income securities, and alternative investments and may also invest in money market instruments or cash/cash equivalents. The Fund has a target allocation, which is how the Fund's investments generally will be allocated among the major asset classes over the long term, as well as normal ranges, under normal market conditions, within which the Fund's asset class allocations generally will vary over short-term periods. The Fund's long-term expected average asset allocation is as follows: 55% to equity investments, 35% to fixed-income securities and money market instruments, and 10% to alternative investments. Additional details and descriptions of the investment objectives and strategies of each of the underlying funds are available in the Fund’s and underlying funds’ prospectuses available at janushenderson.com. The Trustees of the underlying funds may change the investment objectives or strategies of the underlying funds at any time without prior notice to the Fund’s shareholders.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

The Fund’s net asset value (“NAV”) is calculated based upon the NAV of each of the underlying funds in which the Fund invests on the day of valuation. The NAV for each class of the underlying funds is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The Fund classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities held by the underlying funds will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual

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Notes to Financial Statements (unaudited)

status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Dividend distributions received from the underlying funds are recorded on the ex-dividend date. Upon receipt of the notification from an underlying fund, and subsequent to the ex-dividend date, a part or all of the dividend income originally recorded by the Fund may be reclassified as a tax return of capital by reducing the cost basis of the underlying fund and/or increasing the realized gain on sales of investments in the underlying fund.

Expenses

The Fund bears expenses incurred specifically on its behalf. Additionally, the Fund, as a shareholder in the underlying funds, will also indirectly bear its pro rata share of the expenses incurred by the underlying funds. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Dividends and Distributions

The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or the Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The underlying funds may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the underlying funds distribute such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.05% of its average daily net assets.

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Notes to Financial Statements (unaudited)

Janus Capital has contractually agreed to waive the advisory fee payable by the Fund or reimburse expenses in an amount equal to the amount, if any, that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any expenses of an underlying fund (acquired fund fees and expenses), the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.12% of the Fund’s average daily net assets. Janus Capital has agreed to continue the waivers until at least October 28, 2020. If applicable, amounts waived and/or reimbursed to the Fund by Janus Capital are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

Janus Services LLC (“Janus Services”), a wholly-owned subsidiary of Janus Capital, is the Fund’s and the underlying funds’ transfer agent. In addition, Janus Services provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Fund. Janus Services is not compensated for its services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Certain, but not all, intermediaries may charge administrative fees (such as networking and omnibus) to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to Janus Services, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between Janus Services and the Fund, Janus Services may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. Janus Capital and its affiliates benefit from an increase in assets that may result from such relationships. The Funds’ Trustees have set limits on fees that the Funds may incur with respect to administrative fees paid for omnibus or networked accounts. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

Effective July 1, 2019, the Board of Trustees of Janus Investment Fund approved a new administrative fee rate for Class D Shares detailed in the table below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

The Fund’s actual Class D administrative fee rate was 0.12% for the reporting period.

Prior to July 1, 2019, the Fund’s Class D Shares paid an administrative services fee at an annual rate of 0.12% of the average daily net assets of Class D Shares for shareholder services provided by Janus Services. Janus Services provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Janus Services receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. Janus Services expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. Janus Services or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to Class S Shares and Class T Shares of the Fund. Janus Services may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or

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Notes to Financial Statements (unaudited)

similar systems, or those processed on a manual basis with Janus Capital. For all share classes, Janus Services also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Janus Services is compensated for its services related to the Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, Janus Distributors LLC dba Janus Henderson Distributors (“Janus Henderson Distributors”), a wholly-owned subsidiary of Janus Capital, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets, and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to Janus Henderson Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Payments under the Plan are not tied exclusively to actual 12b-1 distribution and shareholder service expenses, and the payments may exceed 12b-1 distribution and shareholder service expenses actually incurred. If any of the Fund’s actual 12b-1 distribution and shareholder service expenses incurred during a calendar year are less than the payments made during a calendar year, the Fund will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution and shareholder servicing fees” in the Statement of Operations.

Janus Capital serves as administrator to the Fund pursuant to an administration agreement, and is authorized to perform, or cause others to perform, the administration services necessary for the operation of the Fund. Janus Capital does not receive compensation for serving as administrator and it bears the expenses related to operation of the Fund, such as, but not limited to fund accounting and tax services; shareholder servicing; and preparation of various documents filed with the SEC. The Fund bears costs related to any compensation, fees, or reimbursements paid to Trustees who are independent of Janus Capital; fees and expenses of counsel to the Independent Trustees; fees and expenses of consultants to the Fund; custody fees; audit expenses; brokerage commissions and all other expenses in connection with execution of portfolio transactions; blue sky registration costs; interest; all federal, state and local taxes (including stamp, excise, income, and franchise taxes); expenses of shareholder meetings, including the preparation, printing, and distribution of proxy statements, notices, and reports to shareholders; expenses of printing and mailing to existing shareholders prospectuses, statements of additional information, shareholder reports, and other materials required to be mailed to shareholders by federal or state laws or regulations; transfer agency fees and expenses payable pursuant to a transfer agency agreement between the Trust and Janus Services on behalf of the Fund; any litigation; and other extraordinary expenses. In addition, some expenses related to compensation payable to the Fund's Chief Compliance Officer and compliance staff are shared with the Fund. Total compensation of $230,755 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2019. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2019 on the Statement of Assets and Liabilities in the asset, “Non-interested Trustees’ deferred compensation,” and liability, “Non-interested Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2019 are included in “Non-interested Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $236,725 were paid by the Trust to the Trustees under the Deferred Plan during the period ended December 31, 2019.

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Notes to Financial Statements (unaudited)

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2019 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between Janus Henderson Distributors and financial intermediaries. During the period ended December 31, 2019, Janus Henderson Distributors retained upfront sales charges of $384.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to Janus Henderson Distributors during the period ended December 31, 2019.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class C Shares during the period ended December 31, 2019.

3. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2019 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 211,112,309	$27,803,269	$ (689,213)	$ 27,114,056

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Janus Henderson Global Allocation Fund - Moderate

Notes to Financial Statements (unaudited)

4. Capital Share Transactions

	Period ended December 31, 2019		Year ended June 30, 2019
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	49,400	$ 643,917	253,700	$ 3,007,465
Reinvested dividends and distributions	41,697	531,217	26,535	308,602
Shares repurchased	(39,192)	(508,788)	(307,928)	(3,844,298)
Net Increase/(Decrease)	51,905	$ 666,346	(27,693)	$ (528,231)
Class C Shares:
Shares sold	8,274	$ 105,133	80,571	$ 995,967
Reinvested dividends and distributions	18,697	235,580	18,629	214,042
Shares repurchased	(81,994)	(1,046,981)	(180,893)	(2,261,751)
Net Increase/(Decrease)	(55,023)	$ (706,268)	(81,693)	$ (1,051,742)
Class D Shares:
Shares sold	261,088	$ 3,434,180	551,467	$ 6,976,569
Reinvested dividends and distributions	828,093	10,616,150	734,746	8,589,180
Shares repurchased	(799,340)	(10,478,911)	(2,291,160)	(29,158,174)
Net Increase/(Decrease)	289,841	$ 3,571,419	(1,004,947)	$(13,592,425)
Class I Shares:
Shares sold	92,381	$ 1,212,165	76,178	$ 967,927
Reinvested dividends and distributions	23,047	295,000	23,419	273,536
Shares repurchased	(106,915)	(1,393,065)	(194,186)	(2,415,738)
Net Increase/(Decrease)	8,513	$ 114,100	(94,589)	$ (1,174,275)
Class S Shares:
Shares sold	5,536	$ 71,392	14,062	$ 175,376
Reinvested dividends and distributions	9,666	122,172	8,965	103,457
Shares repurchased	(485)	(6,212)	(57,413)	(729,944)
Net Increase/(Decrease)	14,717	$ 187,352	(34,386)	$ (451,111)
Class T Shares:
Shares sold	172,607	$ 2,258,133	364,391	$ 4,655,072
Reinvested dividends and distributions	67,252	860,151	63,338	738,525
Shares repurchased	(285,048)	(3,731,634)	(468,580)	(5,919,690)
Net Increase/(Decrease)	(45,189)	$ (613,350)	(40,851)	$ (526,093)

5. Purchases and Sales of Investment Securities

For the period ended December 31, 2019, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$35,864,336	$ 39,576,685	$ -	$ -

6. Recent Accounting Pronouncements

The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) in August 2018. The new guidance removes, modifies and enhances the disclosures to Topic 820. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. An entity is permitted, and Management has decided, to early adopt the removed and modified disclosures in these financial statements.

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Janus Henderson Global Allocation Fund - Moderate

Notes to Financial Statements (unaudited)

7. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2019 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

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Janus Henderson Global Allocation Fund - Moderate

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund is required to disclose its complete holdings as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Fund shareholders. Historically, the Fund filed its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters each fiscal year on Form N-Q. The Fund’s Form N-PORT and Form N-Q filings: (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series, each of whom serves as an “independent” Trustee (the “Trustees”), oversee the management of each Portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each Fund of Janus Investment Fund (together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreements for the Janus Henderson Funds that utilize subadvisers.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Capital and the respective subadvisers in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At a meeting held on December 5, 2019, based on the Trustees’ evaluation of the information provided by Janus Capital, the subadvisers, and the independent fee consultant, as well as other information, the Trustees determined that the overall arrangements between each Janus Henderson Fund and Janus Capital and each subadviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by Janus Capital, its affiliates and the subadvisers, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund, and the subadvisory agreement for each subadvised Janus Henderson Fund, for the period from February 1, 2020 through February 1, 2021, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

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Janus Henderson Global Allocation Fund - Moderate

Additional Information (unaudited)

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent and quality of the services provided by Janus Capital and the subadvisers to the Janus Henderson Funds, taking into account the investment objective, strategies and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of Janus Capital and each subadviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by Janus Capital or the subadvisers, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered Janus Capital’s role as administrator to the Janus Henderson Funds, noting that Janus Capital generally, does not receive a fee for its services but is reimbursed for its out-of-pocket costs. The Trustees considered the role of Janus Capital in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that Janus Capital provides a number of different services for the Janus Henderson Funds and fund shareholders, ranging from investment management services to various other servicing functions, and that, in its view, Janus Capital is a capable provider of those services. The independent fee consultant also provided its belief that Janus Capital has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent and quality of the services provided by Janus Capital or the subadviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory and subadvisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that Janus Capital and each subadviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable funds and peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, the independent fee consultant found that the overall Janus Henderson Funds’ performance has been reasonable: for the 36 months ended September 30, 2019, approximately 69% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar, and for the 12 months ended September 30, 2019, approximately 71% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar.

The Trustees considered the performance of each Fund, noting that performance may vary by share class, and noted the following:

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

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Janus Henderson Global Allocation Fund - Moderate

Additional Information (unaudited)

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Developed World Bond Fund, the Trustees noted the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12

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Janus Henderson Global Allocation Fund - Moderate

Additional Information (unaudited)

months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson International Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson International Small Cap Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and its limited performance history.

• For Janus Henderson International Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital and Perkins had taken or were taking to improve performance, and that the performance trend was improving

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

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Janus Henderson Global Allocation Fund - Moderate

Additional Information (unaudited)

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson U.S. Growth Opportunities Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital and Geneva had taken or were taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

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Additional Information (unaudited)

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital and Intech had taken or were taking to improve performance, and that the performance trend was improving.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital and Perkins had taken or were taking to improve performance, and that the performance trend was improving.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory and subadvisory agreement(s).

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant and noted that the rate of management fees (investment advisory and any administration but excluding out-of-pocket costs) for many of the Janus Henderson Funds, after applicable waivers, was below the average management fee rate of the respective peer group of funds selected by an independent data provider. The Trustees also examined information regarding the subadvisory fees charged for subadvisory services, as applicable, noting that all such fees were paid by Janus Capital out of its management fees collected from such Janus Henderson Fund.

The independent fee consultant provided its belief that the management fees charged by Janus Capital to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by Janus Capital. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of their respective Broadridge Expense Group

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Janus Henderson Global Allocation Fund - Moderate

Additional Information (unaudited)

peers; and (3) and the management fees for the Janus Henderson Funds, on average, were 7% under the average management fees for their Expense Groups. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group peers and to average total expenses for its Broadridge Expense Universe.

For certain Janus Henderson Funds, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable in light of performance trends, performance histories, and existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by Janus Capital and each subadviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by Janus Capital and each subadviser to comparable separate account clients and to comparable non-affiliated funds subadvised by Janus Capital or by a subadviser (for which Janus Capital or the subadviser provides only or primarily portfolio management services). Although in most instances subadvisory and separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that Janus Capital noted that, under the terms of the management agreements with the Janus Henderson Funds, Janus Capital performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, trustee support, regulatory compliance and numerous other services, and that, in serving the Janus Henderson Funds, Janus Capital assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, they noted that the independent fee consultant found that: (1) the management fees Janus Capital charges to the Janus Henderson Funds are reasonable in relation to the management fees Janus Capital charges to funds subadvised by Janus Capital and to the fees Janus Capital charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs; and (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged to Janus Henderson subadvised fund and separate account investors; (4) 11 of 12 Janus Henderson Funds have lower management fees than similar funds subadvised by Janus Capital; and (5) six of nine Janus Henderson Funds have lower management fees than similar separate accounts managed by Janus Capital.

The Trustees considered the fees for each Fund for its fiscal year ended in 2018, and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”):

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

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Additional Information (unaudited)

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

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Janus Henderson Global Allocation Fund - Moderate

Additional Information (unaudited)

• For Janus Henderson Global Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable.

• For Janus Henderson International Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson International Small Cap Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for both share classes.

• For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

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Additional Information (unaudited)

• For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson U.S. Growth Opportunities Fund, that Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that, although the Fund’s expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

The Trustees reviewed information on the overall profitability to Janus Capital and its affiliates of their relationship with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses, and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to Janus Capital from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether Janus Capital and each subadviser receive adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is

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Additional Information (unaudited)

necessarily a product of the allocation methodology utilized by Janus Capital to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found that (1) the expense allocation methodology and rationales utilized by Janus Capital were reasonable and (2) no clear correlation between expense allocations and operating margins. The Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that Janus Capital’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to Janus Capital and its affiliates, as well as the fees paid by Janus Capital to the subadvisers of subadvised Janus Henderson Funds, were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees Janus Capital and the subadvisers charge to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by Janus Capital and any subadviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by Janus Capital.

Economies of Scale

The Trustees considered information about the potential for Janus Capital to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in November 2019 which provided its research and analysis into economies of scale. They also noted that, although many Janus Henderson Funds pay advisory fees at a base fixed rate as a percentage of net assets, without any breakpoints or performance fees, their independent fee consultant concluded that 64% of these Janus Henderson Funds’ share classes have contractual management fees (gross of waivers) below their Broadridge expense group averages. They also noted the following: (1) that for those Janus Henderson Funds whose expenses are being reduced by the contractual expense limitations of Janus Capital, Janus Capital is subsidizing certain of these Janus Henderson Funds because they have not reached adequate scale; (2) as the assets of some of the Janus Henderson Funds have declined in the past few years, certain Janus Henderson Funds have benefited from having advisory fee rates that have remained constant rather than increasing as assets declined; (3) performance fee structures have been implemented for various Janus Henderson Funds that have caused the effective rate of advisory fees payable by such a Janus Henderson Fund to vary depending on the investment performance of the Janus Henderson Fund relative to its benchmark index over the measurement period; and (4) a few Janus Henderson Funds have fee schedules with breakpoints and reduced fee rates above certain asset levels. The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

The Trustees also considered the independent fee consultant’s conclusion that, given the limitations of various analytical approaches to economies of scale and their conflicting results, it is difficult to analytically confirm or deny the existence of economies of scale in the Janus Henderson complex. In this regard, the independent consultant concluded that (1) to the extent there were economies of scale at Janus Capital, Janus Capital’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds which have not yet achieved those economies and (2) by setting lower fixed fees from the start on these Janus Henderson Funds, Janus Capital appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any scale economies that may exist. Further, the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at Janus Capital.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between Janus Capital and the Janus

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Janus Henderson Global Allocation Fund - Moderate

Additional Information (unaudited)

Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

Other Benefits to Janus Capital

The Trustees also considered benefits that accrue to Janus Capital and its affiliates and subadvisers to the Janus Henderson Funds from their relationships with the Janus Henderson Funds. They recognized that two affiliates of Janus Capital separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market funds for services provided, and that such compensation contributes to the overall profitability of Janus Capital and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered Janus Capital’s past and proposed use of commissions paid by the Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of Janus Capital and/or Janus Capital, and/or a subadviser to a Janus Henderson Fund. The Trustees concluded that Janus Capital’s and the subadvisers’ use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit each Janus Henderson Fund. The Trustees also concluded that, other than the services provided by Janus Capital and its affiliates and subadvisers pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and Janus Capital and the subadvisers may potentially benefit from their relationship with each other in other ways. They concluded that Janus Capital and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by Janus Capital and its affiliates. They also concluded that Janus Capital and/or the subadvisers benefit from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from Janus Capital’s and/or the subadvisers’ receipt of those products and services as well as research products and services acquired through commissions paid by other clients of Janus Capital and/or other clients of the subadvisers. They further concluded that the success of any Janus Henderson Fund could attract other business to Janus Capital, the subadvisers or other Janus Henderson funds, and that the success of Janus Capital and the subadvisers could enhance Janus Capital’s and the subadvisers’ ability to serve the Janus Henderson Funds.

Approval of an Amended and Restated Investment Advisory Agreement for Janus Henderson Small-Mid Cap Value Fund (formerly, Janus Henderson Select Value Fund)

Janus Capital Management LLC (“Janus Capital”) met with the Trustees, each of whom serves as an “independent” Trustee (the “Trustees”), on December 5, 2018 and March 14, 2019, to discuss the Amended and Restated Investment Advisory Agreement (the “Amended Advisory Agreement”) for Janus Henderson Small-Mid Cap Value Fund (formerly, Janus Henderson Select Value Fund) (“Small-Mid Cap Value Fund”) and other matters related to investment strategy changes to shift the market capitalization focus of Small-Mid Cap Value Fund (the “Strategy Change”). At these meetings, the Trustees discussed the Amended Advisory Agreement and the Strategy Change with their independent counsel, separately from management. During the course of the meetings, the Trustees requested and considered such information as they deemed relevant to their deliberations. At the meeting held on March 14, 2019, the Trustees, upon the recommendation of Janus Capital, voted unanimously to approve the Amended Advisory Agreement for Small-Mid Cap Value Fund, and recommended that the Amended Advisory Agreement be submitted to shareholders for approval. The Trustees also approved matters related to the Strategy Change, effective upon approval of the Amended Advisory Agreement by the Fund’s shareholders.

In determining whether to approve the Amended Advisory Agreement, the Trustees noted their most recent consideration of Small-Mid Cap Value Fund’s current advisory agreement (the “Current Advisory Agreement”) as part of the Trustees’ annual review and consideration of whether to continue the investment advisory agreement and sub-advisory agreement, as applicable, for each Janus Henderson fund, including Small-Mid Cap Value Fund (the “Annual Review”). The Trustees noted that in connection with the Annual Review: (i) the Trustees received and reviewed information provided by Janus Capital and each sub-adviser, including Perkins Investment Management LLC (“Perkins”), in response to requests of the Trustees and their independent legal counsel, and also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant; and (ii) throughout the Annual Review, the Trustees were advised by their independent legal counsel. The Trustees also noted that based on the Trustees’ evaluation of the information provided by Janus Capital, Perkins, and the independent fee consultant, as well as other information, the Trustees determined that the overall arrangements between Small-Mid Cap

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Additional Information (unaudited)

Value Fund and Janus Capital and Perkins were fair and reasonable in light of the nature, extent and quality of the services provided by Janus Capital, its affiliates and Perkins, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and the Trustees unanimously approved the continuation of the Current Advisory Agreement for another year.

In considering the Amended Advisory Agreement, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the Amended Advisory Agreement are discussed separately below.

• The Trustees determined that the terms of the Amended Advisory Agreement are substantially similar to those of the Current Advisory Agreement, which the Trustees recently reviewed as part of the Annual Review, and the material changes made to the Amended Advisory Agreement address the proposed change to the benchmark index and the description of the period used for calculating the performance fee in order to allow for continuity of the fee based on Small-Mid Cap Value Fund’s historical performance over a 36-month measurement period.

• As part of the Strategy Change, Small-Mid Cap Value Fund will focus its investments on common stocks of companies that are small- and mid-capitalization stocks. The Trustees determined that the proposed benchmark index, the Russell 2500TM Value Index, is more closely aligned with a small- and mid-cap stock focus than Small-Mid Cap Value Fund’s current benchmark index, the Russell 3000® Value Index.

• Under the Amended Advisory Agreement, the structure of the performance fee was not changing, other than to utilize a different benchmark and performance calculation period to implement the new benchmark over time, and that this structure had been implemented initially for Small-Mid Cap Value Fund based on analysis provided by the independent fee consultant. The Trustees considered the information provided by Janus Capital in this regard, and noted Janus Capital’s belief that this performance fee structure remained reasonable and appropriate for Small-Mid Cap Value Fund. The Trustees concluded that this performance fee structure was reasonable for Small-Mid Cap Value Fund as proposed, and also determined to seek further analysis from their independent fee consultant with respect to this matter. In this regard, Janus Capital agreed to consider further revisions to the proposed performance fee structure should that be needed based on the additional analysis provided.

• As part of the Strategy Change, Perkins will continue to provide sub-advisory services to Small-Mid Cap Value Fund, but will utilize new portfolio managers to implement Small-Mid Cap Value Fund’s focus on common stocks of companies that are small- and mid-capitalization stocks. In this regard, the Trustees noted the information provided by Janus Capital with respect to the qualifications and experience of the new portfolio managers implementing investment strategies similar to the one to be utilized by Small-Mid Cap Value Fund, and also noted that Perkins and the new portfolio managers provide sub-advisory services to other Janus Henderson funds the Trustees oversee.

• The information provided by Janus Capital with respect to (i) the impact of the Amended Advisory Agreement on the potential advisory fees to be paid by Small-Mid Cap Value Fund going forward; and (ii) the potential transaction costs and capital gains to be incurred by Small-Mid Cap Value Fund as part of the efforts to reposition Small-Mid Cap Value Fund’s portfolio to focus its investments on common stocks of companies that are small- and mid-capitalization stocks. In this regard, the Trustees noted that Small-Mid Cap Value Fund’s operating costs were not expected otherwise to materially change under the Amended Advisory Agreement.

• Janus Capital’s reasons for seeking to implement the Strategy Change, including Janus Capital’s belief that current marketplace demands for a small and mid-cap strategy, combined with Perkins’ experience in managing small- and mid-cap stocks, will provide greater opportunity for Small-Mid Cap Value Fund to grow over the long-term, and that the Strategy Change is designed to create asset growth through increased sales for Small-Mid Cap Value Fund, potentially resulting in increased operational efficiencies for Small-Mid Cap Value Fund.

• Janus Capital will pay the fees and expenses related to seeking shareholder approval of the Amended Advisory Agreement, including the costs related to the preparation and distribution of proxy materials, and all other costs incurred in connection with the solicitation of proxies.

After discussion, the Trustees determined that the overall arrangements between Small-Mid Cap Value Fund, Janus Capital, and Perkins under the Amended Advisory Agreement would continue to be fair and reasonable in light of the

Janus Investment Fund	37

Janus Henderson Global Allocation Fund - Moderate

Additional Information (unaudited)

nature, extent, and quality of the services expected to be provided by Janus Capital, its affiliates, and Perkins following the Strategy Change.

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Janus Henderson Global Allocation Fund - Moderate

Useful Information About Your Fund Report (unaudited)

Management Commentary

The Management Commentary in this report includes valuable insight as well as statistical information to help you understand how your Fund’s performance and characteristics stack up against those of comparable indices.

If the Fund invests in foreign securities, this report may include information about country exposure. Country exposure is based primarily on the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived.

Please keep in mind that the opinions expressed in the Management Commentary are just that: opinions. They are a reflection based on best judgment at the time this report was compiled, which was December 31, 2019. As the investing environment changes, so could opinions. These views are unique and are not necessarily shared by fellow employees or by Janus Henderson in general.

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of Janus Capital and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Barclays and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

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Janus Henderson Global Allocation Fund - Moderate

Useful Information About Your Fund Report (unaudited)

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected. If you compare the Fund’s “Net Decrease from Dividends and Distributions” to “Reinvested Dividends and Distributions,” you will notice that dividends and distributions have little effect on the Fund’s net assets. This is because the majority of the Fund’s investors reinvest their dividends and/or distributions.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the

40	DECEMBER 31, 2019

Janus Henderson Global Allocation Fund - Moderate

Useful Information About Your Fund Report (unaudited)

total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

Janus Investment Fund	41

Knowledge. Shared

At Janus Henderson, we believe in the sharing of expert insight for better investment and business decisions. We call this ethos Knowledge. Shared.

Learn more by visiting janushenderson.com.

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson, Janus, Henderson, Perkins, Intech and Knowledge. Shared are trademarks of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.

Janus Henderson Distributors

125-24-93022 02-20

SEMIANNUAL REPORT December 31, 2019

Janus Henderson Global Bond Fund

Janus Investment Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by contacting a Janus Henderson representative. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by visiting janushenderson.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you do not invest directly with the Fund, you should contact your plan sponsor, broker-dealer, or financial intermediary, to request to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-525-3713 to let the Fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Janus Henderson mutual funds where held (i.e., all Janus Henderson mutual funds held in your account if you invest through your financial intermediary or all Janus Henderson mutual funds held with the fund complex if you invest directly with a fund).

HIGHLIGHTS • Portfolio management perspective • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Global Bond Fund

Janus Henderson Global Bond Fund (unaudited)

FUND SNAPSHOT

We believe a fundamentally driven, corporate and sovereign investment process can generate risk-adjusted outperformance and capital preservation over time. Our comprehensive, bottom-up view complements traditional top-down decision making, seeking to provide a sustainable competitive advantage.

Andrew Mulliner co-portfolio manager	Christopher Diaz co-portfolio manager

PERFORMANCE OVERVIEW

During the six-month period ending December 31, 2019, Janus Henderson Global Bond Fund’s Class I Shares returned 0.81% compared with 1.20% for the Fund’s primary benchmark, the Bloomberg Barclays Global Aggregate Bond Index.

INVESTMENT ENVIRONMENT

Corporate credit generated positive returns as accommodative central banks and stabilization in global economic indicators increased the appetite for riskier assets. Clarity on the Brexit process and late-period progress in U.S.-China trade relations also supported corporate bonds. The U.S. Federal Reserve (Fed) lowered its policy rate three times during the period and signaled it would continue with accommodative actions if the U.S. economy showed further signs of weakening. The Fed also purchased Treasury bills to help stabilize the short-term borrowing market. Meanwhile, the European Central Bank reinstated its asset purchase program. As fears of recession and geopolitical uncertainties receded, government bond yields across much of the developed world rose in the latter half of the period. The ascent slowed, leaving yields generally range-bound at year-end.

PERFORMANCE DISCUSSION

The Fund underperformed its primary benchmark, the Bloomberg Barclays Global Aggregate Bond Index, during the six-month period.

We remained overweight interest-rate duration and underweight investment-grade corporate bonds over the period, particularly in the U.S. In our view, the current economic cycle may not yet have turned toward stronger growth, but our positioning weighed on results as markets were quick to price in a more optimistic outlook for the U.S. economy. We are mindful that consumer strength has largely carried the U.S. and are monitoring job openings, jobless claims and private payrolls, which suggest U.S. employment may be at or near its peak. U.S. retail sales also saw softness during the period relative to the recent past. While none of these indicators signal economic weakness on their own, we remain mindful that it may prove too early for markets to be pricing in a return to steady U.S. economic growth. Certainly, headwinds remain in the form of the U.S. election and the ongoing international trade dispute, which will likely generate headlines well into 2020.

That said, given the strength in developed world rates in 2019, we sought to shift some of our duration exposure toward emerging markets, particularly those countries in which we expect softer economic conditions and falling interest rates in the months ahead. A position in the government bonds of Mexico proved particularly accretive. Mexican rates were volatile, but our position ultimately benefited when the central bank cut its benchmark interest rate in response to a weakening economy and moderating inflation.

In Europe, we were mostly underweight sovereign bonds, which also helped performance, though our overweight in Italy detracted. Italian sovereign bonds faced what we believe to be near-term challenges as the market expressed concern around a potential referendum that could upend the current government.

Given our less-sanguine outlook for the U.S. economy and the minimal yield corporate bonds offered over Treasuries during the period, we continued to believe that there is significantly less upside in owning U.S. corporate credit than there is risk. While we were more positive on European corporate credit – given valuations there appear less asymmetric, in our view – our underweight to the asset class as a whole was a significant detractor in a period when riskier assets performed well. In an attempt to heighten our credit risk and capitalize on attractively priced securities, we increased the Fund’s allocation to mortgage-backed securities over the period.

Janus Investment Fund	1

Janus Henderson Global Bond Fund (unaudited)

DERIVATIVES USAGE

Please see the Derivative Instruments section in the “Notes to Financial Statements” for a discussion of derivatives used by the Fund.

OUTLOOK

Looking into the new year, we remain cautious about the pace of the U.S. economic recovery and thus maintain our bias toward long interest rate duration and underweight U.S. investment-grade credit. To be sure, there were encouraging events in December, with better news on the trade front, and we believe the results of the British election reduced the chances of a hard Brexit. But in both cases, the devil is in the details, and while risks – broadly – may have receded, they remain a potential source of not only volatility but also economic weakness. And should global economies remain in need of support in the quarters ahead, the question not yet answered is whether central banks’ monetary policy tools will be effective. If not, the political support for, and the results of, fiscal policy stimulus remain unclear. Our base case remains that U.S. GDP will slow in the first half of 2020, and government bond markets are likely to return to pricing in rate cuts in the latter half of the year.

The primary risks to our outlook are stronger economic growth in the U.S. and a turn toward aggressive fiscal stimulus in Europe. But neither scenario is likely, in our view. While we will continue to monitor global economic data closely, we believe our more defensive stance remains the most suitable approach as we seek to generate strong risk-adjusted returns and capital preservation for our clients.

Thank you for your investment in Janus Henderson Global Bond Fund.

2	DECEMBER 31, 2019

Janus Henderson Global Bond Fund (unaudited)

Fund At A Glance

December 31, 2019

Fund Profile
30-day Current Yield*	Without Reimbursement	With Reimbursement
Class A Shares NAV	0.71%	1.04%
Class A Shares MOP	0.67%	0.99%
Class C Shares**	-0.02%	0.33%
Class D Shares	1.03%	1.24%
Class I Shares	1.02%	1.19%
Class N Shares	1.23%	1.39%
Class S Shares	-10.74%	0.83%
Class T Shares	0.91%	1.14%
Weighted Average Maturity		11.6 Years
Average Effective Duration***		8.5 Years
* Yield will fluctuate.
** Does not include the 1.00% contingent deferred sales charge.
*** A theoretical measure of price volatility.

Ratings† Summary - (% of Total Investments)
AAA	8.2%
AA	39.1%
A	12.7%
BBB	3.1%
Not Rated	36.3%
Other	0.6%

† Credit ratings provided by Standard & Poor's (S&P), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality. "Other" includes cash equivalents, equity securities, and certain derivative instruments.

Significant Areas of Investment - (% of Net Assets)

Asset Allocation - (% of Net Assets)
Foreign Government Bonds	48.2%
United States Treasury Notes/Bonds	18.9%
Inflation-Indexed Bonds	12.4%
Mortgage-Backed Securities	10.2%
Corporate Bonds	5.6%
Investment Companies	4.8%
Asset-Backed/Commercial Mortgage-Backed Securities	3.4%
Other	(3.5)%
100.0%

Emerging markets comprised 15.4% of total net assets.

Janus Investment Fund	3

Janus Henderson Global Bond Fund (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended December 31, 2019					Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Since Inception*	Total Annual Fund Operating Expenses‡	Net Annual Fund Operating Expenses‡
Class A Shares at NAV	0.68%	5.68%	1.06%	2.51%	1.33%	0.96%
Class A Shares at MOP	-4.10%	0.67%	0.08%	1.96%
Class C Shares at NAV	0.31%	5.00%	0.32%	1.76%	2.04%	1.69%
Class C Shares at CDSC	-0.69%	4.00%	0.32%	1.76%
Class D Shares(1)	0.79%	5.90%	1.24%	2.66%	1.00%	0.75%
Class I Shares	0.81%	5.95%	1.29%	2.76%	0.88%	0.69%
Class N Shares	0.97%	6.17%	1.41%	2.73%	0.77%	0.59%
Class S Shares	0.50%	5.65%	1.01%	2.44%	2.07%	1.10%
Class T Shares	0.74%	5.92%	1.17%	2.59%	1.07%	0.84%
Bloomberg Barclays Global Aggregate Bond Index	1.20%	6.84%	2.31%	2.31%
Morningstar Quartile - Class I Shares	-	3rd	3rd	2nd
Morningstar Ranking - based on total returns for World Bond Funds	-	158/214	143/192	50/170

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 4.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Net expense ratios reflect the expense waiver, if any, contractually agreed to through October 28, 2020.

4	DECEMBER 31, 2019

Janus Henderson Global Bond Fund (unaudited)

Performance

Performance may be affected by risks that include those associated with non-diversification, portfolio turnover, short sales, potential conflicts of interest, foreign and emerging markets, initial public offerings (IPOs), high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), derivatives, and commodity-linked investments. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

The Fund will normally invest at least 80% of its net assets, measured at the time of purchase, in the type of securities described by its name.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Class N Shares commenced operations on October 28, 2013. Performance shown for periods prior to October 28, 2013, reflects the performance of the Fund’s Class I Shares, calculated using the fees and expenses of Class N Shares, without the effect of any fee and expense limitations or waivers.

If each share class of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2019 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

*The Fund’s inception date – December 28, 2010

‡ As stated in the prospectus. See Financial Highlights for actual expense ratios during the reporting period.

(1) Closed to certain new investors.

Janus Investment Fund	5

Janus Henderson Global Bond Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/19)	Ending Account Value (12/31/19)	Expenses Paid During Period (7/1/19 - 12/31/19)†	Beginning Account Value (7/1/19)	Ending Account Value (12/31/19)	Expenses Paid During Period (7/1/19 - 12/31/19)†	Net Annualized Expense Ratio (7/1/19 - 12/31/19)
Class A Shares	$1,000.00	$1,006.80	$4.84	$1,000.00	$1,020.31	$4.88	0.96%
Class C Shares	$1,000.00	$1,003.10	$8.61	$1,000.00	$1,016.54	$8.67	1.71%
Class D Shares	$1,000.00	$1,007.90	$3.79	$1,000.00	$1,021.37	$3.81	0.75%
Class I Shares	$1,000.00	$1,008.10	$3.58	$1,000.00	$1,021.57	$3.61	0.71%
Class N Shares	$1,000.00	$1,009.70	$3.03	$1,000.00	$1,022.12	$3.05	0.60%
Class S Shares	$1,000.00	$1,005.00	$5.49	$1,000.00	$1,019.66	$5.53	1.09%
Class T Shares	$1,000.00	$1,007.40	$4.24	$1,000.00	$1,020.91	$4.27	0.84%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

6	DECEMBER 31, 2019

Janus Henderson Global Bond Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts			Value
Asset-Backed/Commercial Mortgage-Backed Securities – 3.4%
Credit Acceptance Auto Loan Trust 2017-1, 3.4800%, 2/17/26 (144A)	$550,000		$549,833
Mortgage Funding 2008-1 PLC,
ICE LIBOR GBP 3 Month + 1.1000%, 1.8786%, 3/13/46‡	1,009,883	GBP	1,338,357
RESIMAC Bastille Trust Series 2018-1NC,
ICE LIBOR USD 1 Month + 0.8500%, 2.5536%, 12/5/59 (144A)‡	863,143		862,079
RMAC Securities No 1 2006-NS3X PLC,
ICE LIBOR GBP 3 Month + 0.1500%, 0.9294%, 6/12/44‡	767,360	GBP	956,369
RMAC Securities No 1 2006-NS4X PLC,
ICE LIBOR GBP 3 Month + 0.1700%, 0.9486%, 6/12/44‡	758,907	GBP	952,815
RMAC Securities No 1 PLC,
ICE LIBOR GBP 3 Month + 0.1500%, 0.9286%, 6/12/44‡	219,168	GBP	276,200
Stratton Mortgage Funding PLC,
ICE LIBOR GBP 3 Month + 0.8000%, 1.5786%, 3/12/44‡	1,444,822	GBP	1,906,823
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $6,998,346)			6,842,476
Corporate Bonds – 5.6%
Banking – 0.3%
JPMorgan Chase & Co,
Euro Interbank Offered Rate 3 Month + 0.7600%, 1.0900%, 3/11/27‡	442,000	EUR	514,379
Communications – 0.5%
Sky Ltd, 2.5000%, 9/15/26	396,000	EUR	505,272
Verizon Communications Inc, 3.2500%, 2/17/26	382,000	EUR	503,530
			1,008,802
Consumer Cyclical – 0.8%
Richemont International Holding SA, 1.0000%, 3/26/26	871,000	EUR	1,020,703
Volkswagen Leasing GmbH, 1.6250%, 8/15/25	438,000	EUR	513,056
			1,533,759
Consumer Non-Cyclical – 0.7%
Mars Inc, 4.1250%, 4/1/54 (144A)	474,000		540,307
Medtronic Global Holdings, 0.2500%, 7/2/25	260,000	EUR	292,196
Takeda Pharmaceutical Co Ltd, 3.0000%, 11/21/30	467,000	EUR	622,661
			1,455,164
Electric – 0.3%
IE2 Holdco SAU, 2.8750%, 6/1/26	400,000	EUR	500,239
Energy – 0.3%
Continental Resources Inc/OK, 5.0000%, 9/15/22	674,000		678,492
Financial Institutions – 0.3%
Akelius Residential Property AB, 1.1250%, 3/14/24	540,000	EUR	619,061
Government Sponsored – 0.8%
Electricite de France SA, 2.0000%, 10/2/30	400,000	EUR	501,022
Enexis Holding NV, 0.7500%, 7/2/31	456,000	EUR	518,268
ESB Finance DAC, 2.1250%, 11/5/33	398,000	EUR	512,711
			1,532,001
Industrial – 0.6%
CPI Property Group SA, 1.4500%, 4/14/22	550,000	EUR	631,969
Globalworth Real Estate Investments Ltd, 2.8750%, 6/20/22	496,000	EUR	584,563
			1,216,532
Real Estate Investment Trusts (REITs) – 0.3%
Unibail-Rodamco-Westfield SE, 1.7500%, 7/1/49	500,000	EUR	552,275
Technology – 0.5%
Fidelity National Information Services Inc, 2.9500%, 5/21/39	410,000	EUR	534,919
Fiserv Inc, 1.6250%, 7/1/30	446,000	EUR	522,312
			1,057,231
Transportation – 0.2%
Abertis Infraestructuras SA, 2.3750%, 9/27/27	400,000	EUR	483,100
Total Corporate Bonds (cost $11,061,735)			11,151,035
Foreign Government Bonds – 48.2%
Australia Government Bond, 5.7500%, 7/15/22	1,849,000	AUD	1,454,023
Australia Government Bond, 3.0000%, 3/21/47	582,000	AUD	493,028
Canadian Government Bond, 1.5000%, 8/1/21	1,942,000	CAD	1,490,736

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Global Bond Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts			Value
Foreign Government Bonds – (continued)
Canadian Government Bond, 2.0000%, 6/1/28	6,411,000	CAD	$5,044,811
Canadian Government Bond, 2.7500%, 12/1/48	724,000	CAD	681,956
China Government Bond, 3.2900%, 5/23/29	17,510,000	CNY	2,541,095
China Government Bond, 3.8600%, 7/22/49	24,400,000	CNY	3,596,650
French Republic Government Bond OAT, 4.0000%, 4/25/60	248,246	EUR	553,466
Indonesia Treasury Bond, 8.3750%, 3/15/34	71,586,000,000	IDR	5,518,517
Italy Buoni Poliennali Del Tesoro, 0.9500%, 3/15/23	5,026,000	EUR	5,767,149
Italy Buoni Poliennali Del Tesoro, 3.0000%, 8/1/29	1,963,000	EUR	2,538,835
Italy Buoni Poliennali Del Tesoro, 3.4500%, 3/1/48 (144A)	2,537,000	EUR	3,469,559
Japan Government Five Year Bond, 0.1000%, 3/20/23	71,050,000	JPY	659,011
Japan Government Forty Year Bond, 0.8000%, 3/20/58	303,050,000	JPY	3,139,960
Japan Government Thirty Year Bond, 0.5000%, 9/20/46	84,850,000	JPY	804,997
Japan Government Thirty Year Bond, 0.7000%, 6/20/48	247,700,000	JPY	2,461,975
Kingdom of Belgium Government Bond, 2.1500%, 6/22/66 (144A)	864,503	EUR	1,333,096
Mexican Bonos, 8.0000%, 12/7/23	195,458,000	MXN	10,779,567
Mexican Bonos, 10.0000%, 12/5/24	86,600,000	MXN	5,199,656
Province of British Columbia Canada, 2.8500%, 6/18/25	5,500,000	CAD	4,409,997
Province of Quebec Canada, 3.0000%, 9/1/23	5,500,000	CAD	4,392,079
Republic of Poland Government Bond, 1.5000%, 4/25/20	9,528,000	PLN	2,515,277
Spain Government Bond, 3.8000%, 4/30/24 (144A)	4,987,000	EUR	6,536,428
Spain Government Bond, 2.3500%, 7/30/33 (144A)	2,243,000	EUR	3,042,025
Sweden Government Bond, 0.7500%, 11/12/29 (144A)	28,350,000	SEK	3,205,478
Sweden Government Bond, 3.5000%, 3/30/39	35,830,000	SEK	5,891,901
United Kingdom Gilt, 1.6250%, 10/22/28	4,303,085	GBP	6,125,061
United Kingdom Gilt, 1.5000%, 7/22/47	1,829,884	GBP	2,510,838
Total Foreign Government Bonds (cost $92,223,171)			96,157,171
Inflation-Indexed Bonds – 12.4%
Japanese Government CPI Linked Bond, 0.1000%, 3/10/29	1,007,110,200	JPY	9,529,725
United States Treasury Inflation Indexed Bonds, 0.8750%, 1/15/29ÇÇ	$5,427,372		5,762,699
United States Treasury Inflation Indexed Bonds, 0.2500%, 7/15/29ÇÇ	5,342,511		5,393,767
United States Treasury Inflation Indexed Bonds, 1.0000%, 2/15/49ÇÇ	3,613,223		4,013,723
Total Inflation-Indexed Bonds (cost $25,019,972)			24,699,914
Mortgage-Backed Securities – 10.2%
Fannie Mae:
3.5000%, 7/25/49	333,672		338,363
Fannie Mae Pool:
2.5000%, 11/1/34	438,858		444,598
2.5000%, 1/1/35	187,825		189,542
4.5000%, 11/1/42	32,415		35,212
3.0000%, 1/1/43	13,652		14,065
4.5000%, 10/1/44	65,625		72,405
4.5000%, 3/1/45	105,501		116,401
4.5000%, 6/1/45	62,304		67,510
4.5000%, 2/1/46	127,206		138,184
3.0000%, 2/1/47	4,139,907		4,258,936
4.5000%, 5/1/47	22,954		24,903
4.5000%, 5/1/47	18,432		19,785
4.5000%, 5/1/47	18,025		19,392
4.5000%, 5/1/47	14,318		15,369
4.5000%, 5/1/47	13,865		15,043
4.5000%, 5/1/47	11,006		11,841
4.5000%, 5/1/47	7,267		7,819
4.5000%, 5/1/47	4,553		4,940
4.5000%, 5/1/47	4,157		4,510
4.5000%, 6/1/47	75,382		80,264
4.5000%, 6/1/47	8,166		8,860
4.5000%, 7/1/47	56,862		60,544
4.5000%, 7/1/47	43,311		46,115
4.5000%, 7/1/47	40,307		42,917

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	DECEMBER 31, 2019

Janus Henderson Global Bond Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
4.5000%, 8/1/47	$64,255	$68,416
4.5000%, 8/1/47	11,120	11,840
4.5000%, 9/1/47	59,131	62,960
4.5000%, 9/1/47	34,479	36,711
4.5000%, 9/1/47	33,542	35,714
4.5000%, 10/1/47	8,024	8,544
4.5000%, 10/1/47	4,268	4,544
4.5000%, 11/1/47	44,189	47,050
4.5000%, 3/1/48	58,809	62,357
4.5000%, 4/1/48	51,436	54,540
4.5000%, 5/1/48	37,182	39,425
4.5000%, 5/1/48	37,134	39,374
4.5000%, 6/1/48	40,017	42,432
3.0000%, 9/1/49	11,813	12,020
3.0000%, 9/1/49	7,947	8,100
3.0000%, 1/1/50	41,919	42,546
		6,275,728
Freddie Mac Gold Pool:
4.5000%, 5/1/44	60,133	65,204
Freddie Mac Pool:
3.0000%, 5/1/31	745,638	768,091
2.5000%, 11/1/34	368,091	372,905
4.5000%, 7/1/48	94,332	99,813
3.0000%, 10/1/49	9,966	10,154
3.0000%, 11/1/49	200,431	203,399
3.0000%, 11/1/49	80,865	82,062
3.0000%, 12/1/49	104,150	105,692
3.0000%, 12/1/49	23,000	23,341
3.0000%, 12/1/49	13,000	13,193
		1,678,650
Ginnie Mae:
3.5000%, 10/20/48	6,709,000	6,914,966
Ginnie Mae II Pool:
4.0000%, 5/20/48	1,474,218	1,534,918
4.0000%, 6/20/48	3,366,274	3,504,880
		5,039,798
Total Mortgage-Backed Securities (cost $20,328,042)		20,312,709
United States Treasury Notes/Bonds – 18.9%
2.5000%, 1/31/21	1,210,500	1,221,487
2.1250%, 5/31/21	6,463,000	6,508,618
1.7500%, 7/31/21	7,142,200	7,158,047
1.7500%, 7/15/22	5,969,700	5,990,063
2.5000%, 1/31/24	741,000	764,774
2.6250%, 12/31/25	2,016,200	2,112,317
5.0000%, 5/15/37	3,654,500	5,167,309
3.3750%, 11/15/48	6,634,300	7,996,067
3.0000%, 2/15/49	781,700	880,850
Total United States Treasury Notes/Bonds (cost $36,771,276)		37,799,532
Investment Companies – 4.8%
Money Markets – 4.8%
Janus Henderson Cash Liquidity Fund LLC, 1.7210%ºº,£ (cost $9,671,463)	9,671,062	9,671,062
Total Investments (total cost $202,074,005) – 103.5%		206,633,899
Liabilities, net of Cash, Receivables and Other Assets – (3.5)%		(6,973,908)
Net Assets – 100%		$199,659,991

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Global Bond Fund

Schedule of Investments (unaudited)

December 31, 2019

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$87,089,460	42.1%
Japan	17,218,329	8.3
Canada	16,019,579	7.8
Mexico	15,979,223	7.7
United Kingdom	14,571,735	7.1
Italy	11,775,543	5.7
Spain	10,561,792	5.1
Sweden	9,716,440	4.7
China	6,137,745	3.0
Indonesia	5,518,517	2.7
Australia	2,809,130	1.4
Poland	2,515,277	1.2
France	1,606,763	0.8
Belgium	1,333,096	0.6
Switzerland	1,020,703	0.5
Czech Republic	631,969	0.3
Romania	584,563	0.3
Netherlands	518,268	0.3
Germany	513,056	0.2
Ireland	512,711	0.2

Total	$206,633,899	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/19
Investment Companies - 4.8%
Money Markets - 4.8%
Janus Henderson Cash Liquidity Fund LLC, 1.7210%ºº	$46,680	$(1,435)	$(314)	$9,671,062

	Share Balance at 6/30/19	Purchases	Sales	Share Balance at 12/31/19
Investment Companies - 4.8%
Money Markets - 4.8%
Janus Henderson Cash Liquidity Fund LLC, 1.7210%ºº	3,636,167	68,282,218	(62,247,323)	9,671,062

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

10	DECEMBER 31, 2019

Janus Henderson Global Bond Fund

Schedule of Investments (unaudited)

December 31, 2019

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America, National Association:
Australian Dollar	2/19/20	2,651,000	$(1,824,482)	$37,678
British Pound	2/19/20	(5,194,000)	6,818,367	(69,567)
Danish Krone	2/19/20	(206,000)	30,521	(515)
Euro	2/19/20	(1,415,000)	1,574,541	(17,258)
Japanese Yen	2/19/20	(96,842,000)	895,703	1,782
Mexican Peso	2/19/20	(49,516,000)	2,504,178	(96,856)
New Zealand Dollar	2/19/20	7,806,000	(5,022,857)	234,210

				89,474
Barclays Capital, Inc.:
Australian Dollar	2/19/20	(2,101,000)	1,426,624	(49,197)
British Pound	2/19/20	(31,000)	40,046	(1,064)
Canadian Dollar	2/19/20	(10,546,000)	7,942,086	(182,152)
Euro	2/19/20	(503,000)	558,732	(7,116)
Japanese Yen	2/19/20	523,885,000	(4,815,189)	20,648
Japanese Yen	2/19/20	5,662,000	(52,331)	(67)
Norwegian Krone	2/19/20	(18,589,000)	2,028,437	(90,217)
Polish Zloty	2/19/20	(1,096,000)	279,740	(9,312)
Swedish Krona	2/19/20	11,752,000	(1,232,797)	25,411

				(293,066)
BNP Paribas:
British Pound	2/19/20	1,606,000	(2,074,782)	54,988
Canadian Dollar	2/19/20	(7,205,000)	5,425,779	(124,680)
Euro	2/19/20	(1,240,000)	1,371,937	(22,996)
Japanese Yen	2/19/20	395,979,000	(3,639,754)	15,418
New Zealand Dollar	2/19/20	(379,000)	243,836	(11,407)
Norwegian Krone	2/19/20	23,970,000	(2,615,268)	116,678
Polish Zloty	2/19/20	127,000	(32,410)	1,084
Swedish Krona	2/19/20	(24,590,000)	2,579,519	(53,168)

				(24,083)
Citibank, National Association:
British Pound	2/19/20	(6,946,000)	8,770,811	(440,508)
Canadian Dollar	2/19/20	3,726,000	(2,806,188)	64,181
Euro	2/19/20	(3,262,680)	3,622,168	(48,170)
Japanese Yen	2/19/20	575,813,000	(5,293,368)	21,802
Mexican Peso	2/19/20	(51,298,000)	2,595,897	(98,743)

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson Global Bond Fund

Schedule of Investments (unaudited)

December 31, 2019

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
New Zealand Dollar	2/19/20	(5,441,000)	$3,499,587	$(164,736)
Swedish Krona	2/19/20	(55,551,000)	5,825,592	(121,884)

				(788,058)
HSBC Securities (USA), Inc.:
British Pound	2/19/20	(647,000)	835,714	(22,294)
Euro	2/19/20	594,000	(657,204)	11,014
Japanese Yen	2/19/20	251,202,000	(2,308,791)	9,985
Mexican Peso	2/19/20	(18,704,000)	945,359	(37,146)
New Zealand Dollar	2/19/20	(1,984,000)	1,275,825	(60,329)
Norwegian Krone	2/19/20	(3,147,000)	343,489	(15,186)

				(113,956)
JPMorgan Chase Bank, National Association:
British Pound	2/19/20	7,319,000	(9,455,519)	250,448
Euro	2/19/20	16,048,000	(17,758,830)	294,303
Japanese Yen	2/19/20	897,406,000	(8,247,396)	36,308
Mexican Peso	2/19/20	(170,063,000)	8,592,295	(340,970)
Norwegian Krone	2/19/20	(450,000)	49,105	(2,183)
Polish Zloty	2/19/20	(8,573,000)	2,187,939	(73,050)

				164,856
Total				$(964,833)

The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of December 31, 2019.

Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of December 31, 2019

Currency Contracts
Asset Derivatives:
Forward foreign currency exchange contracts	$1,195,938

Liability Derivatives:
Forward foreign currency exchange contracts	$2,160,771

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

12	DECEMBER 31, 2019

Janus Henderson Global Bond Fund

Schedule of Investments (unaudited)

December 31, 2019

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended December 31, 2019.

The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended December 31, 2019

Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Currency Contracts	Interest Rate Contracts	Total
Futures contracts	$ -	$ (38,784)	$ (38,784)
Forward foreign currency exchange contracts	(599,523)	-	(599,523)
Swap contracts	-	216,671	216,671

Total	$(599,523)	$ 177,887	$(421,636)

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Currency Contracts	Interest Rate Contracts	Total
Futures contracts	$ -	$ 18,704	$ 18,704
Forward foreign currency exchange contracts	(646,350)	-	(646,350)

Total	$(646,350)	$ 18,704	$(627,646)

Please see the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation" sections of the Fund’s Statement of Operations.

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended December 31, 2019

Market Value(a)
Forward foreign currency exchange contracts, purchased	$ 64,256,896
Forward foreign currency exchange contracts, sold	74,524,675
Futures contracts, purchased	440,213
Futures contracts, sold	674,294
Interest rate swaps, receive fixed rate/pay floating rate	(32,530)

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount purchased or sold.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson Global Bond Fund

Notes to Schedule of Investments and Other Information (unaudited)

Bloomberg Barclays Global Aggregate Bond Index	Bloomberg Barclays Global Aggregate Bond Index is a broad-based measure of the global investment grade fixed-rate debt markets.

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2019 is $19,538,805, which represents 9.8% of net assets.

‡

Variable or floating rate security. Rate shown is the current rate as of December 31, 2019. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ÇÇ	Security is a U.S. Treasury Inflation-Protected Security (TIPS).

ºº	Rate shown is the 7-day yield as of December 31, 2019.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

14	DECEMBER 31, 2019

Janus Henderson Global Bond Fund

Notes to Schedule of Investments and Other Information (unaudited)

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2019. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$6,842,476	$-
Corporate Bonds	-	11,151,035	-
Foreign Government Bonds	-	96,157,171	-
Inflation-Indexed Bonds	-	24,699,914	-
Mortgage-Backed Securities	-	20,312,709	-
United States Treasury Notes/Bonds	-	37,799,532	-
Investment Companies	-	9,671,062	-
Total Investments in Securities	$-	$206,633,899	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	1,195,938	-
Total Assets	$-	$207,829,837	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$2,160,771	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Janus Investment Fund	15

Janus Henderson Global Bond Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2019

See footnotes at the end of the Statement.

Assets:
Unaffiliated investments, at value(1)	$196,962,837
Affiliated investments, at value(2)	9,671,062
Cash	661
Deposits with brokers for futures	20,000
Forward foreign currency exchange contracts	1,195,938
Cash denominated in foreign currency(3)	222,456
Closed foreign currency contracts	1,407
Non-interested Trustees' deferred compensation	5,121
Receivables:
Interest	1,212,952
Fund shares sold	107,067
Dividends from affiliates	13,914
Other assets	2,665
Total Assets	209,416,080
Liabilities:
Forward foreign currency exchange contracts	2,160,771
Closed foreign currency contracts	41,964
Payables:	—
Investments purchased	7,235,457
Fund shares repurchased	93,176
Advisory fees	74,225
Professional fees	41,553
Custodian fees	12,706
Transfer agent fees and expenses	8,560
Non-interested Trustees' deferred compensation fees	5,121
12b-1 Distribution and shareholder servicing fees	1,636
Dividends	1,099
Affiliated fund administration fees payable	434
Non-interested Trustees' fees and expenses	104
Accrued expenses and other payables	79,283
Total Liabilities	9,756,089
Net Assets	$199,659,991

See Notes to Financial Statements.

16	DECEMBER 31, 2019

Janus Henderson Global Bond Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2019

Net Assets Consist of:
Capital (par value and paid-in surplus)	$202,187,396
Total distributable earnings (loss)	(2,527,405)
Total Net Assets	$199,659,991
Net Assets - Class A Shares	$1,608,092
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	166,920
Net Asset Value Per Share(4)	$9.63
Maximum Offering Price Per Share(5)	$10.11
Net Assets - Class C Shares	$1,590,280
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	165,020
Net Asset Value Per Share(4)	$9.64
Net Assets - Class D Shares	$10,789,425
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,121,098
Net Asset Value Per Share	$9.62
Net Assets - Class I Shares	$20,268,811
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,106,619
Net Asset Value Per Share	$9.62
Net Assets - Class N Shares	$161,506,693
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	16,796,161
Net Asset Value Per Share	$9.62
Net Assets - Class S Shares	$23,606
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,452
Net Asset Value Per Share	$9.63
Net Assets - Class T Shares	$3,873,084
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	402,274
Net Asset Value Per Share	$9.63

(1) Includes cost of $192,402,542.

(2) Includes cost of $9,671,463.

(3) Includes cost of $222,456.

(4) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

(5) Maximum offering price is computed at 100/95.25 of net asset value.

See Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Global Bond Fund

Statement of Operations (unaudited)

For the period ended December 31, 2019

Investment Income:
Interest	$2,298,310
Dividends from affiliates	46,680
Other income	825
Total Investment Income	2,345,815
Expenses:
Advisory fees	623,684
12b-1 Distribution and shareholder servicing fees:
Class A Shares	2,004
Class C Shares	7,711
Class S Shares	167
Transfer agent administrative fees and expenses:
Class D Shares	6,496
Class S Shares	166
Class T Shares	5,550
Transfer agent networking and omnibus fees:
Class A Shares	795
Class C Shares	705
Class I Shares	11,698
Other transfer agent fees and expenses:
Class A Shares	67
Class C Shares	60
Class D Shares	1,536
Class I Shares	466
Class N Shares	1,835
Class S Shares	7
Class T Shares	37
Registration fees	63,611
Non-affiliated fund administration fees	38,972
Custodian fees	36,684
Professional fees	29,581
Shareholder reports expense	3,825
Affiliated fund administration fees	2,600
Non-interested Trustees’ fees and expenses	2,394
Other expenses	9,030
Total Expenses	849,681
Less: Excess Expense Reimbursement and Waivers	(190,254)
Net Expenses	659,427
Net Investment Income/(Loss)	1,686,388

See Notes to Financial Statements.

18	DECEMBER 31, 2019

Janus Henderson Global Bond Fund

Statement of Operations (unaudited)

For the period ended December 31, 2019

Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions(1)	$3,775,877
Investments in affiliates	(1,435)
Forward foreign currency exchange contracts	(599,523)
Futures contracts	(38,784)
Swap contracts	216,671
Total Net Realized Gain/(Loss) on Investments	3,352,806
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and non-interested Trustees’ deferred compensation	(2,647,251)
Investments in affiliates	(314)
Forward foreign currency exchange contracts	(646,350)
Futures contracts	18,704
Total Change in Unrealized Net Appreciation/Depreciation	(3,275,211)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$1,763,983

(1) Includes realized foreign capital gains tax on investments of $(22,719).

See Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson Global Bond Fund

Statements of Changes in Net Assets

	Period ended December 31, 2019 (unaudited)	Year ended June 30, 2019

Operations:
Net investment income/(loss)	$1,686,388	$3,827,191
Net realized gain/(loss) on investments	3,352,806	(5,511,953)
Change in unrealized net appreciation/depreciation	(3,275,211)	9,728,322
Net Increase/(Decrease) in Net Assets Resulting from Operations	1,763,983	8,043,560
Dividends and Distributions to Shareholders
Class A Shares	(10,786)	(15,050)
Class C Shares	(4,663)	(9,122)
Class D Shares	(85,063)	(119,497)
Class I Shares	(174,680)	(263,783)
Class N Shares	(1,422,308)	(2,069,930)
Class S Shares	(767)	(3,554)
Class T Shares	(32,435)	(58,414)
Total Dividends and Distributions to Shareholders	(1,730,702)	(2,539,350)
Return of Capital Dividends and Distributions
Class A Shares	—	(7,664)
Class C Shares	—	(4,645)
Class D Shares	—	(60,857)
Class I Shares	—	(134,337)
Class N Shares	—	(1,054,157)
Class S Shares	—	(1,810)
Class T Shares	—	(29,748)
Total Return of Capital Dividends and Distributions	—	(1,293,218)
Net Decrease from Dividends and Distributions to Shareholders	(1,730,702)	(3,832,568)
Capital Share Transactions:
Class A Shares	249,632	(879,234)
Class C Shares	(59,515)	(802,777)
Class D Shares	513,833	(1,960,827)
Class I Shares	(2,679,712)	(2,937,981)
Class N Shares	(4,941,192)	(20,576,300)
Class S Shares	(302,535)	(134,158)
Class T Shares	(1,174,123)	(1,652,437)
Net Increase/(Decrease) from Capital Share Transactions	(8,393,612)	(28,943,714)
Net Increase/(Decrease) in Net Assets	(8,360,331)	(24,732,722)
Net Assets:
Beginning of period	208,020,322	232,753,044
End of period	$199,659,991	$208,020,322

See Notes to Financial Statements.

20	DECEMBER 31, 2019

Janus Henderson Global Bond Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.63	$9.40	$9.54	$9.84	$9.59	$10.61
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.06	0.14	0.23	0.15	0.17	0.16
Net realized and unrealized gain/(loss)	0.01	0.23	(0.14)	(0.28)	0.25	(0.68)
Total from Investment Operations	0.07	0.37	0.09	(0.13)	0.42	(0.52)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.07)	(0.09)	—	—	(0.01)	(0.50)
Return of capital	—	(0.05)	(0.23)	(0.17)	(0.16)	—(2)
Total Dividends and Distributions	(0.07)	(0.14)	(0.23)	(0.17)	(0.17)	(0.50)
Net Asset Value, End of Period	$9.63	$9.63	$9.40	$9.54	$9.84	$9.59
Total Return*	0.68%	3.96%	0.92%	(1.32)%	4.47%	(5.03)%
Net Assets, End of Period (in thousands)	$1,608	$1,364	$2,230	$3,124	$14,574	$27,198
Average Net Assets for the Period (in thousands)	$1,584	$1,522	$2,633	$9,227	$18,018	$24,080
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.32%	1.33%	1.10%	1.05%	1.07%	1.04%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.96%	0.97%	0.94%	0.98%	1.02%	1.00%
Ratio of Net Investment Income/(Loss)	1.31%	1.49%	2.39%	1.58%	1.78%	1.57%
Portfolio Turnover Rate	70%(3)	248%	249%	210%	125%	191%

Class C Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.64	$9.41	$9.54	$9.85	$9.60	$10.62
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.03	0.07	0.16	0.09	0.10	0.08
Net realized and unrealized gain/(loss)	—(2)	0.23	(0.13)	(0.30)	0.25	(0.68)
Total from Investment Operations	0.03	0.30	0.03	(0.21)	0.35	(0.60)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.03)	(0.05)	—	—	—(2)	(0.42)
Return of capital	—	(0.02)	(0.16)	(0.10)	(0.10)	—(2)
Total Dividends and Distributions	(0.03)	(0.07)	(0.16)	(0.10)	(0.10)	(0.42)
Net Asset Value, End of Period	$9.64	$9.64	$9.41	$9.54	$9.85	$9.60
Total Return*	0.31%	3.19%	0.33%	(2.16)%	3.71%	(5.75)%
Net Assets, End of Period (in thousands)	$1,590	$1,646	$2,422	$3,334	$5,288	$7,339
Average Net Assets for the Period (in thousands)	$1,526	$1,849	$2,908	$4,557	$6,037	$5,754
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.08%	2.04%	1.80%	1.80%	1.79%	1.81%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.71%	1.71%	1.65%	1.72%	1.74%	1.77%
Ratio of Net Investment Income/(Loss)	0.57%	0.74%	1.68%	0.93%	1.06%	0.81%
Portfolio Turnover Rate	70%(3)	248%	249%	210%	125%	191%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

(3) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

Janus Investment Fund	21

Janus Henderson Global Bond Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.62	$9.39	$9.53	$9.84	$9.59	$10.61
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.07	0.16	0.25	0.18	0.19	0.18
Net realized and unrealized gain/(loss)	0.01	0.23	(0.14)	(0.30)	0.25	(0.68)
Total from Investment Operations	0.08	0.39	0.11	(0.12)	0.44	(0.50)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.08)	(0.11)	—	—	(0.01)	(0.52)
Return of capital	—	(0.05)	(0.25)	(0.19)	(0.18)	—(2)
Total Dividends and Distributions	(0.08)	(0.16)	(0.25)	(0.19)	(0.19)	(0.52)
Net Asset Value, End of Period	$9.62	$9.62	$9.39	$9.53	$9.84	$9.59
Total Return*	0.79%	4.18%	1.12%	(1.24)%	4.67%	(4.88)%
Net Assets, End of Period (in thousands)	$10,789	$10,293	$12,026	$10,045	$11,390	$10,132
Average Net Assets for the Period (in thousands)	$10,797	$10,705	$11,262	$10,889	$9,684	$12,333
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.98%	1.00%	0.92%	0.90%	0.93%	0.89%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.75%	0.76%	0.75%	0.78%	0.83%	0.84%
Ratio of Net Investment Income/(Loss)	1.52%	1.68%	2.55%	1.90%	1.98%	1.77%
Portfolio Turnover Rate	70%(3)	248%	249%	210%	125%	191%

Class I Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.62	$9.39	$9.53	$9.84	$9.58	$10.60
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.08	0.16	0.25	0.19	0.20	0.17
Net realized and unrealized gain/(loss)	—(2)	0.23	(0.13)	(0.31)	0.26	(0.66)
Total from Investment Operations	0.08	0.39	0.12	(0.12)	0.46	(0.49)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.08)	(0.11)	—	—	(0.01)	(0.53)
Return of capital	—	(0.05)	(0.26)	(0.19)	(0.19)	—(2)
Total Dividends and Distributions	(0.08)	(0.16)	(0.26)	(0.19)	(0.20)	(0.53)
Net Asset Value, End of Period	$9.62	$9.62	$9.39	$9.53	$9.84	$9.58
Total Return*	0.81%	4.24%	1.17%	(1.19)%	4.85%	(4.81)%
Net Assets, End of Period (in thousands)	$20,269	$22,953	$25,421	$31,136	$38,506	$33,551
Average Net Assets for the Period (in thousands)	$21,772	$22,886	$31,326	$33,938	$31,348	$32,970
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.90%	0.88%	0.82%	0.81%	0.80%	0.80%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.71%	0.71%	0.69%	0.73%	0.75%	0.76%
Ratio of Net Investment Income/(Loss)	1.55%	1.74%	2.62%	1.94%	2.05%	1.73%
Portfolio Turnover Rate	70%(3)	248%	249%	210%	125%	191%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

(3) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

22	DECEMBER 31, 2019

Janus Henderson Global Bond Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.61	$9.39	$9.52	$9.83	$9.58	$10.60
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.08	0.17	0.26	0.20	0.21	0.20
Net realized and unrealized gain/(loss)	0.01	0.22	(0.13)	(0.31)	0.25	(0.68)
Total from Investment Operations	0.09	0.39	0.13	(0.11)	0.46	(0.48)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.08)	(0.11)	—	—	(0.01)	(0.54)
Return of capital	—	(0.06)	(0.26)	(0.20)	(0.20)	—(2)
Total Dividends and Distributions	(0.08)	(0.17)	(0.26)	(0.20)	(0.21)	(0.54)
Net Asset Value, End of Period	$9.62	$9.61	$9.39	$9.52	$9.83	$9.58
Total Return*	0.97%	4.23%	1.38%	(1.09)%	4.84%	(4.73)%
Net Assets, End of Period (in thousands)	$161,507	$166,397	$183,605	$178,045	$208,508	$222,452
Average Net Assets for the Period (in thousands)	$165,456	$170,128	$186,758	$188,871	$210,982	$245,055
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.78%	0.77%	0.72%	0.70%	0.71%	0.70%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.60%	0.61%	0.60%	0.62%	0.66%	0.67%
Ratio of Net Investment Income/(Loss)	1.67%	1.83%	2.72%	2.07%	2.14%	1.95%
Portfolio Turnover Rate	70%(3)	248%	249%	210%	125%	191%

Class S Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.64	$9.41	$9.54	$9.85	$9.60	$10.62
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.05	0.13	0.22	0.17	0.19	0.16
Net realized and unrealized gain/(loss)	—(2)	0.23	(0.13)	(0.32)	0.26	(0.69)
Total from Investment Operations	0.05	0.36	0.09	(0.15)	0.45	(0.53)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.06)	(0.09)	—	—	(0.01)	(0.49)
Return of capital	—	(0.04)	(0.22)	(0.16)	(0.19)	—(2)
Total Dividends and Distributions	(0.06)	(0.13)	(0.22)	(0.16)	(0.20)	(0.49)
Net Asset Value, End of Period	$9.63	$9.64	$9.41	$9.54	$9.85	$9.60
Total Return*	0.50%	3.93%	0.92%	(1.52)%	4.72%	(5.18)%
Net Assets, End of Period (in thousands)	$24	$319	$448	$448	$267	$162
Average Net Assets for the Period (in thousands)	$134	$375	$435	$369	$173	$192
Ratios to Average Net Assets**:
Ratio of Gross Expenses	3.54%	2.01%	1.40%	1.21%	1.22%	1.19%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.09%	1.01%	1.05%	1.07%	0.79%	1.17%
Ratio of Net Investment Income/(Loss)	1.10%	1.43%	2.25%	1.76%	2.01%	1.60%
Portfolio Turnover Rate	70%(3)	248%	249%	210%	125%	191%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

(3) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

Janus Investment Fund	23

Janus Henderson Global Bond Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.63	$9.40	$9.53	$9.84	$9.59	$10.61
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.07	0.15	0.24	0.17	0.18	0.17
Net realized and unrealized gain/(loss)	—(2)	0.23	(0.13)	(0.30)	0.25	(0.68)
Total from Investment Operations	0.07	0.38	0.11	(0.13)	0.43	(0.51)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.07)	(0.10)	—	—	(0.01)	(0.51)
Return of capital	—	(0.05)	(0.24)	(0.18)	(0.17)	—(2)
Total Dividends and Distributions	(0.07)	(0.15)	(0.24)	(0.18)	(0.18)	(0.51)
Net Asset Value, End of Period	$9.63	$9.63	$9.40	$9.53	$9.84	$9.59
Total Return*	0.74%	4.09%	1.14%	(1.32)%	4.59%	(4.96)%
Net Assets, End of Period (in thousands)	$3,873	$5,048	$6,600	$5,804	$8,994	$17,880
Average Net Assets for the Period (in thousands)	$4,412	$5,509	$6,097	$7,240	$10,362	$17,663
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.09%	1.07%	0.99%	0.95%	0.96%	0.96%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.84%	0.85%	0.83%	0.86%	0.90%	0.92%
Ratio of Net Investment Income/(Loss)	1.42%	1.60%	2.46%	1.80%	1.89%	1.66%
Portfolio Turnover Rate	70%(3)	248%	249%	210%	125%	191%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

(3) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

24	DECEMBER 31, 2019

Janus Henderson Global Bond Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Global Bond Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 47 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks total return, consistent with preservation of capital. The Fund is classified as diversified, as defined in the 1940 Act.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares. Class D Shares are closed to certain new investors.

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Funds have adopted an auto-conversion policy pursuant to which Class C Shares that have been held for ten years will be automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the tenth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund will rely on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares. Please contact your financial intermediary for additional information.

Class D Shares are generally no longer being made available to new investors who do not already have a direct account with the Janus Henderson funds. Class D Shares are available only to investors who hold accounts directly with the Janus Henderson funds, to immediate family members or members of the same household of an eligible individual investor, and to existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, Janus Capital Management LLC (“Janus Capital”), or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Distributors LLC dba Janus Henderson Distributors (“Janus Henderson Distributors”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory

Janus Investment Fund	25

Janus Henderson Global Bond Fund

Notes to Financial Statements (unaudited)

programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service

26	DECEMBER 31, 2019

Janus Henderson Global Bond Fund

Notes to Financial Statements (unaudited)

approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Janus Investment Fund	27

Janus Henderson Global Bond Fund

Notes to Financial Statements (unaudited)

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

Dividends are declared daily and distributed monthly for the Fund. Realized capital gains, if any, are declared and distributed in December. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or the Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended December 31, 2019 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or

28	DECEMBER 31, 2019

Janus Henderson Global Bond Fund

Notes to Financial Statements (unaudited)

other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital Management LLC's (“Janus Capital”) ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Janus Investment Fund	29

Janus Henderson Global Bond Fund

Notes to Financial Statements (unaudited)

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).

During the period, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to take a positive outlook on the related currency. These forward contracts seek to increase exposure to currency risk.

During the period, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to take a negative outlook on the related currency. These forward contracts seek to increase exposure to currency risk.

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

Futures Contracts

A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Fund is subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts on commodities are valued at the settlement price on valuation date on the commodities exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. In the event that foreign futures trade when the foreign equity markets are closed, the last foreign futures trade price shall be used. Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract. Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund’s futures commission merchant.

With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

During the period, the Fund purchased interest rate futures to increase exposure to interest rate risk.

During the period, the Fund sold interest rate futures to decrease exposure to interest rate risk.

There were no futures held at December 31, 2019.

Swaps

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap

30	DECEMBER 31, 2019

Janus Henderson Global Bond Fund

Notes to Financial Statements (unaudited)

transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.

Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.

Index swaps, interest rate swaps, and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades. The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Fund’s Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).

The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

The Fund’s use of interest rate swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal. Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Interest rate swaps may result in potential losses if interest rates do not move as expected or if the counterparties are unable to satisfy their obligations. Interest rate swaps are generally entered into on a net basis. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make.

During the period, the Fund entered into interest rate swaps paying a floating interest rate and receiving a fixed interest rate in order to increase interest rate risk (duration) exposure. As interest rates fall, the Fund benefits by paying a lower future floating rate, while receiving a fixed rate that has not decreased.

There were no interest rate swaps held at December 31, 2019.

3. Other Investments and Strategies

Additional Investment Risk

The Fund may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer.

In the aftermath of the 2007-2008 financial crisis, the financial sector experienced reduced liquidity in credit and other fixed-income markets, and an unusually high degree of volatility, both domestically and internationally. In response to

Janus Investment Fund	31

Janus Henderson Global Bond Fund

Notes to Financial Statements (unaudited)

the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. For example, the enactment of the Dodd-Frank Act in 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, over-the-counter derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (commonly known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will conclude, or how financial markets will react.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Market Investing

Within the parameters of its specific investment policies, the Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price

32	DECEMBER 31, 2019

Janus Henderson Global Bond Fund

Notes to Financial Statements (unaudited)

and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance.

Inflation-Linked Securities

The Fund may invest in inflation-indexed bonds, including municipal inflation-indexed bonds and corporate inflation-indexed bonds, or in derivatives that are linked to these securities. Inflation-linked bonds are fixed-income securities that have a principal value that is periodically adjusted according to the rate of inflation. If an index measuring inflation falls, the principal value of inflation-indexed bonds will typically be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Because of their inflation adjustment feature, inflation-linked bonds typically have lower yields than conventional fixed-rate bonds. In addition, inflation-linked bonds also normally decline in price when real interest rates rise. In the event of deflation, when prices decline over time, the principal and income of inflation-linked bonds would likely decline, resulting in losses to the Fund.

In the case of Treasury Inflation-Protected Securities, also known as TIPS, repayment of original bond principal upon maturity (as adjusted for inflation) is guaranteed by the U.S. Treasury. For inflation-linked bonds that do not provide a similar guarantee, the adjusted principal value of the inflation-linked bond repaid at maturity may be less than the original principal. Other non-U.S. sovereign governments also issue inflation-linked securities (sometimes referred to as “linkers”) that are tied to their own local consumer price indices. In certain of these non-U.S. jurisdictions, the repayment of the original bond principal upon the maturity of an inflation-linked bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par. Inflation-linked bonds may also be issued by, or related to, sovereign governments of other developed countries, emerging market countries, or companies or other entities not affiliated with governments.

Mortgage- and Asset-Backed Securities

Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed by the full faith and credit of the U.S. Government, which means that the U.S. Government guarantees that the interest and principal will be paid when due. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases, and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.

The Fund may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage- and asset-backed

Janus Investment Fund	33

Janus Henderson Global Bond Fund

Notes to Financial Statements (unaudited)

securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.

The following table present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of December 31, 2019” table located in the Fund’s Schedule of Investments.

34	DECEMBER 31, 2019

Janus Henderson Global Bond Fund

Notes to Financial Statements (unaudited)

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

Bank of America, National Association	$273,670	$(184,196)	$—	$89,474
Barclays Capital, Inc.	46,059	(46,059)	—	—
BNP Paribas	188,168	(188,168)	—	—
Citibank, National Association	85,983	(85,983)	—	—
HSBC Securities (USA), Inc.	20,999	(20,999)	—	—
JPMorgan Chase Bank, National Association	581,059	(416,203)	—	164,856

Total	$1,195,938	$(941,608)	$—	$254,330
Offsetting of Financial Liabilities and Derivative Liabilities

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Liabilities	or Liability(a)	Pledged(b)	Net Amount

Bank of America, National Association	$184,196	$(184,196)	$—	$—
Barclays Capital, Inc.	339,125	(46,059)	—	293,066
BNP Paribas	212,251	(188,168)	—	24,083
Citibank, National Association	874,041	(85,983)	—	788,058
HSBC Securities (USA), Inc.	134,955	(20,999)	—	113,956
JPMorgan Chase Bank, National Association	416,203	(416,203)	—	—

Total	$2,160,771	$(941,608)	$—	$1,219,163
(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

The Fund generally does not exchange collateral on its forward foreign currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract's obligation value.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-

Janus Investment Fund	35

Janus Henderson Global Bond Fund

Notes to Financial Statements (unaudited)

related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Sovereign Debt

The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.

TBA Commitments

The Fund may enter into “to be announced” or “TBA” commitments. TBAs are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. Although the particular TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. Because TBA commitments do not require the purchase and sale of identical securities, the characteristics of the security delivered to the Fund may be less favorable than the security delivered to the dealer. If the counterparty to a transaction fails to deliver the security, the Fund could suffer a loss.

When-Issued, Delayed Delivery and Forward Commitment Transactions

The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.

When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.

36	DECEMBER 31, 2019

Janus Henderson Global Bond Fund

Notes to Financial Statements (unaudited)

4. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).

Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $1 Billion	0.60
Next $1 Billion	0.55
Over $2 Billion	0.50

The Fund’s actual investment advisory fee rate for the reporting period was 0.60% of average annual net assets before any applicable waivers.

Janus Capital has entered into a personnel-sharing arrangement with its foreign (non-U.S.) affiliate, Janus Capital International Limited (UK) (“JCIL”), pursuant to which one or more employees of JCIL may also serve as “associated persons” of Janus Capital. In this capacity, such employees of JCIL are subject to the oversight and supervision of Janus Capital and may provide portfolio management, research, and related services to the Fund on behalf of Janus Capital. The responsibilities of both Janus Capital and JCIL under the participating affiliate arrangement are documented in a memorandum of understanding between the two entities.

Janus Capital has contractually agreed to waive the advisory fee payable by the Fund or reimburse expenses in an amount equal to the amount, if any, that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.59% of the Fund’s average daily net assets. Janus Capital has agreed to continue the waivers until at least October 28, 2020. If applicable, amounts waived and/or reimbursed to the Fund by Janus Capital are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

Janus Services LLC (“Janus Services”), a wholly-owned subsidiary of Janus Capital, is the Fund’s transfer agent. In addition, Janus Services provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Fund. Janus Services is not compensated for its services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Certain, but not all, intermediaries may charge administrative fees (such as networking and omnibus) to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to Janus Services, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between Janus Services and the Fund, Janus Services may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. Janus Capital and its affiliates benefit from an increase in assets that may result from such relationships. The Funds’ Trustees have set limits on fees that the Funds may incur with respect to administrative fees paid for omnibus or networked accounts. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

Effective July 1, 2019, the Board of Trustees of Janus Investment Fund approved a new administrative fee rate for Class D Shares detailed in the table below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

The Fund’s actual Class D administrative fee rate was 0.12% for the reporting period.

Janus Investment Fund	37

Janus Henderson Global Bond Fund

Notes to Financial Statements (unaudited)

Prior to July 1, 2019, the Fund’s Class D Shares paid an administrative services fee at an annual rate of 0.12% of the average daily net assets of Class D Shares for shareholder services provided by Janus Services. Janus Services provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Janus Services receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. Janus Services expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. Janus Services or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to Class S Shares and Class T Shares of the Fund. Janus Services may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with Janus Capital. For all share classes, Janus Services also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Janus Services is compensated for its services related to the Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, Janus Henderson Distributors, a wholly-owned subsidiary of Janus Capital, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets, and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to Janus Henderson Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Payments under the Plan are not tied exclusively to actual 12b-1 distribution and shareholder service expenses, and the payments may exceed 12b-1 distribution and shareholder service expenses actually incurred. If any of the Fund’s actual 12b-1 distribution and shareholder service expenses incurred during a calendar year are less than the payments made during a calendar year, the Fund will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution and shareholder servicing fees” in the Statement of Operations.

Janus Capital serves as administrator to the Fund pursuant to an administration agreement between Janus Capital and the Trust. Under the administration agreement, Janus Capital is obligated to provide or arrange for the provision of certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). In addition, employees of Janus Capital and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of Janus Capital employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by Janus Capital, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services Janus Capital (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of Janus Capital and/or its affiliates, are shared with the Fund. Total compensation of $230,755 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2019. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

38	DECEMBER 31, 2019

Janus Henderson Global Bond Fund

Notes to Financial Statements (unaudited)

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2019 on the Statement of Assets and Liabilities in the asset, “Non-interested Trustees’ deferred compensation,” and liability, “Non-interested Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2019 are included in “Non-interested Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $236,725 were paid by the Trust to the Trustees under the Deferred Plan during the period ended December 31, 2019.

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2019 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Class A Shares include a 4.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between Janus Henderson Distributors and financial intermediaries. During the period ended December 31, 2019, Janus Henderson Distributors retained upfront sales charges of $39.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to Janus Henderson Distributors during the period ended December 31, 2019.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class C Shares during the period ended December 31, 2019.

Janus Investment Fund	39

Janus Henderson Global Bond Fund

Notes to Financial Statements (unaudited)

As of December 31, 2019, shares of the Fund were owned by affiliates of Janus Henderson Investors, and/or other funds advised by Janus Henderson, as indicated in the table below:

Class	% of Class Owned	% of Fund Owned
Class A Shares	-%	-%
Class C Shares	-	-
Class D Shares	-	-
Class I Shares	-	-
Class N Shares	99	80
Class S Shares	-	-
Class T Shares	-	-

In addition, other shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with accounting principles generally accepted in the United States of America).

The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by Janus Capital in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended December 31, 2019, the Fund engaged in cross trades amounting to $1,469,737 in purchases.

5. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Accumulated capital losses noted below represent net capital loss carryovers, as of June 30, 2019, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.

Capital Loss Carryover Schedule
For the year ended June 30, 2019
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(2,722,818)	$(3,780,299)	$ (6,503,117)

40	DECEMBER 31, 2019

Janus Henderson Global Bond Fund

Notes to Financial Statements (unaudited)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2019 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 204,649,774	$ 2,670,495	$ (686,370)	$ 1,984,125

Information on the tax components of derivatives as of December 31, 2019 is as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ -	$ 1,195,938	$ (2,160,771)	$ (964,833)

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

Janus Investment Fund	41

Janus Henderson Global Bond Fund

Notes to Financial Statements (unaudited)

6. Capital Share Transactions

	Period ended December 31, 2019		Year ended June 30, 2019
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	41,918	$ 410,473	12,350	$ 115,389
Reinvested dividends and distributions	1,110	10,762	2,425	22,574
Shares repurchased	(17,742)	(171,603)	(110,406)	(1,017,197)
Net Increase/(Decrease)	25,286	$ 249,632	(95,631)	$ (879,234)
Class C Shares:
Shares sold	18,047	$ 173,680	13,534	$ 127,674
Reinvested dividends and distributions	379	3,670	1,207	11,249
Shares repurchased	(24,265)	(236,865)	(101,328)	(941,700)
Net Increase/(Decrease)	(5,839)	$ (59,515)	(86,587)	$ (802,777)
Class D Shares:
Shares sold	197,400	$ 1,924,272	262,581	$ 2,441,073
Reinvested dividends and distributions	8,499	82,340	18,859	175,365
Shares repurchased	(154,401)	(1,492,779)	(492,643)	(4,577,265)
Net Increase/(Decrease)	51,498	$ 513,833	(211,203)	$ (1,960,827)
Class I Shares:
Shares sold	752,308	$ 7,292,571	892,893	$ 8,274,224
Reinvested dividends and distributions	18,010	174,470	42,650	396,688
Shares repurchased	(1,049,387)	(10,146,753)	(1,255,863)	(11,608,893)
Net Increase/(Decrease)	(279,069)	$(2,679,712)	(320,320)	$ (2,937,981)
Class N Shares:
Shares sold	887,446	$ 8,505,969	273,067	$ 2,661,192
Reinvested dividends and distributions	146,899	1,422,308	336,269	3,124,087
Shares repurchased	(1,544,257)	(14,869,469)	(2,848,527)	(26,361,579)
Net Increase/(Decrease)	(509,912)	$(4,941,192)	(2,239,191)	$(20,576,300)
Class S Shares:
Shares sold	386	$ 3,746	8,905	$ 82,828
Reinvested dividends and distributions	79	767	570	5,305
Shares repurchased	(31,093)	(307,048)	(23,935)	(222,291)
Net Increase/(Decrease)	(30,628)	$ (302,535)	(14,460)	$ (134,158)
Class T Shares:
Shares sold	22,525	$ 218,364	86,656	$ 808,076
Reinvested dividends and distributions	3,095	30,005	8,863	82,460
Shares repurchased	(147,662)	(1,422,492)	(273,332)	(2,542,973)
Net Increase/(Decrease)	(122,042)	$(1,174,123)	(177,813)	$ (1,652,437)

7. Purchases and Sales of Investment Securities

For the period ended December 31, 2019, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$68,127,408	$ 80,089,604	$ 71,199,968	$ 73,520,428

8. Recent Accounting Pronouncements

The FASB issued Accounting Standards Update No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities ("ASU 2017-08") to amend the

42	DECEMBER 31, 2019

Janus Henderson Global Bond Fund

Notes to Financial Statements (unaudited)

amortization period for certain purchased callable debt securities held at a premium. The guidance requires certain premiums on callable debt securities to be amortized to the earliest call date. The amortization period for callable debt securities purchased at a discount will not be impacted. The amendments are effective for fiscal years and interim periods within those fiscal years, beginning after December 15, 2018. Management has adopted the amendments as of the beginning of this fiscal period.

The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) in August 2018. The new guidance removes, modifies and enhances the disclosures to Topic 820. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. An entity is permitted, and Management has decided, to early adopt the removed and modified disclosures in these financial statements.

9. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2019 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

Janus Investment Fund	43

Janus Henderson Global Bond Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund is required to disclose its complete holdings as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Fund shareholders. Historically, the Fund filed its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters each fiscal year on Form N-Q. The Fund’s Form N-PORT and Form N-Q filings: (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series, each of whom serves as an “independent” Trustee (the “Trustees”), oversee the management of each Portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each Fund of Janus Investment Fund (together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreements for the Janus Henderson Funds that utilize subadvisers.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Capital and the respective subadvisers in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At a meeting held on December 5, 2019, based on the Trustees’ evaluation of the information provided by Janus Capital, the subadvisers, and the independent fee consultant, as well as other information, the Trustees determined that the overall arrangements between each Janus Henderson Fund and Janus Capital and each subadviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by Janus Capital, its affiliates and the subadvisers, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund, and the subadvisory agreement for each subadvised Janus Henderson Fund, for the period from February 1, 2020 through February 1, 2021, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

44	DECEMBER 31, 2019

Janus Henderson Global Bond Fund

Additional Information (unaudited)

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent and quality of the services provided by Janus Capital and the subadvisers to the Janus Henderson Funds, taking into account the investment objective, strategies and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of Janus Capital and each subadviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by Janus Capital or the subadvisers, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered Janus Capital’s role as administrator to the Janus Henderson Funds, noting that Janus Capital generally, does not receive a fee for its services but is reimbursed for its out-of-pocket costs. The Trustees considered the role of Janus Capital in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that Janus Capital provides a number of different services for the Janus Henderson Funds and fund shareholders, ranging from investment management services to various other servicing functions, and that, in its view, Janus Capital is a capable provider of those services. The independent fee consultant also provided its belief that Janus Capital has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent and quality of the services provided by Janus Capital or the subadviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory and subadvisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that Janus Capital and each subadviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable funds and peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, the independent fee consultant found that the overall Janus Henderson Funds’ performance has been reasonable: for the 36 months ended September 30, 2019, approximately 69% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar, and for the 12 months ended September 30, 2019, approximately 71% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar.

The Trustees considered the performance of each Fund, noting that performance may vary by share class, and noted the following:

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

Janus Investment Fund	45

Janus Henderson Global Bond Fund

Additional Information (unaudited)

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Developed World Bond Fund, the Trustees noted the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12

46	DECEMBER 31, 2019

Janus Henderson Global Bond Fund

Additional Information (unaudited)

months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson International Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson International Small Cap Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and its limited performance history.

• For Janus Henderson International Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital and Perkins had taken or were taking to improve performance, and that the performance trend was improving

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

Janus Investment Fund	47

Janus Henderson Global Bond Fund

Additional Information (unaudited)

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson U.S. Growth Opportunities Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital and Geneva had taken or were taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

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Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital and Intech had taken or were taking to improve performance, and that the performance trend was improving.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital and Perkins had taken or were taking to improve performance, and that the performance trend was improving.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory and subadvisory agreement(s).

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant and noted that the rate of management fees (investment advisory and any administration but excluding out-of-pocket costs) for many of the Janus Henderson Funds, after applicable waivers, was below the average management fee rate of the respective peer group of funds selected by an independent data provider. The Trustees also examined information regarding the subadvisory fees charged for subadvisory services, as applicable, noting that all such fees were paid by Janus Capital out of its management fees collected from such Janus Henderson Fund.

The independent fee consultant provided its belief that the management fees charged by Janus Capital to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by Janus Capital. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of their respective Broadridge Expense Group

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peers; and (3) and the management fees for the Janus Henderson Funds, on average, were 7% under the average management fees for their Expense Groups. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group peers and to average total expenses for its Broadridge Expense Universe.

For certain Janus Henderson Funds, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable in light of performance trends, performance histories, and existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by Janus Capital and each subadviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by Janus Capital and each subadviser to comparable separate account clients and to comparable non-affiliated funds subadvised by Janus Capital or by a subadviser (for which Janus Capital or the subadviser provides only or primarily portfolio management services). Although in most instances subadvisory and separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that Janus Capital noted that, under the terms of the management agreements with the Janus Henderson Funds, Janus Capital performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, trustee support, regulatory compliance and numerous other services, and that, in serving the Janus Henderson Funds, Janus Capital assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, they noted that the independent fee consultant found that: (1) the management fees Janus Capital charges to the Janus Henderson Funds are reasonable in relation to the management fees Janus Capital charges to funds subadvised by Janus Capital and to the fees Janus Capital charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs; and (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged to Janus Henderson subadvised fund and separate account investors; (4) 11 of 12 Janus Henderson Funds have lower management fees than similar funds subadvised by Janus Capital; and (5) six of nine Janus Henderson Funds have lower management fees than similar separate accounts managed by Janus Capital.

The Trustees considered the fees for each Fund for its fiscal year ended in 2018, and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”):

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

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Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

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• For Janus Henderson Global Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable.

• For Janus Henderson International Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson International Small Cap Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for both share classes.

• For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

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• For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson U.S. Growth Opportunities Fund, that Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that, although the Fund’s expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

The Trustees reviewed information on the overall profitability to Janus Capital and its affiliates of their relationship with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses, and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to Janus Capital from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether Janus Capital and each subadviser receive adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is

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necessarily a product of the allocation methodology utilized by Janus Capital to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found that (1) the expense allocation methodology and rationales utilized by Janus Capital were reasonable and (2) no clear correlation between expense allocations and operating margins. The Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that Janus Capital’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to Janus Capital and its affiliates, as well as the fees paid by Janus Capital to the subadvisers of subadvised Janus Henderson Funds, were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees Janus Capital and the subadvisers charge to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by Janus Capital and any subadviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by Janus Capital.

Economies of Scale

The Trustees considered information about the potential for Janus Capital to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in November 2019 which provided its research and analysis into economies of scale. They also noted that, although many Janus Henderson Funds pay advisory fees at a base fixed rate as a percentage of net assets, without any breakpoints or performance fees, their independent fee consultant concluded that 64% of these Janus Henderson Funds’ share classes have contractual management fees (gross of waivers) below their Broadridge expense group averages. They also noted the following: (1) that for those Janus Henderson Funds whose expenses are being reduced by the contractual expense limitations of Janus Capital, Janus Capital is subsidizing certain of these Janus Henderson Funds because they have not reached adequate scale; (2) as the assets of some of the Janus Henderson Funds have declined in the past few years, certain Janus Henderson Funds have benefited from having advisory fee rates that have remained constant rather than increasing as assets declined; (3) performance fee structures have been implemented for various Janus Henderson Funds that have caused the effective rate of advisory fees payable by such a Janus Henderson Fund to vary depending on the investment performance of the Janus Henderson Fund relative to its benchmark index over the measurement period; and (4) a few Janus Henderson Funds have fee schedules with breakpoints and reduced fee rates above certain asset levels. The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

The Trustees also considered the independent fee consultant’s conclusion that, given the limitations of various analytical approaches to economies of scale and their conflicting results, it is difficult to analytically confirm or deny the existence of economies of scale in the Janus Henderson complex. In this regard, the independent consultant concluded that (1) to the extent there were economies of scale at Janus Capital, Janus Capital’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds which have not yet achieved those economies and (2) by setting lower fixed fees from the start on these Janus Henderson Funds, Janus Capital appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any scale economies that may exist. Further, the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at Janus Capital.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between Janus Capital and the Janus

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Additional Information (unaudited)

Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

Other Benefits to Janus Capital

The Trustees also considered benefits that accrue to Janus Capital and its affiliates and subadvisers to the Janus Henderson Funds from their relationships with the Janus Henderson Funds. They recognized that two affiliates of Janus Capital separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market funds for services provided, and that such compensation contributes to the overall profitability of Janus Capital and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered Janus Capital’s past and proposed use of commissions paid by the Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of Janus Capital and/or Janus Capital, and/or a subadviser to a Janus Henderson Fund. The Trustees concluded that Janus Capital’s and the subadvisers’ use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit each Janus Henderson Fund. The Trustees also concluded that, other than the services provided by Janus Capital and its affiliates and subadvisers pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and Janus Capital and the subadvisers may potentially benefit from their relationship with each other in other ways. They concluded that Janus Capital and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by Janus Capital and its affiliates. They also concluded that Janus Capital and/or the subadvisers benefit from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from Janus Capital’s and/or the subadvisers’ receipt of those products and services as well as research products and services acquired through commissions paid by other clients of Janus Capital and/or other clients of the subadvisers. They further concluded that the success of any Janus Henderson Fund could attract other business to Janus Capital, the subadvisers or other Janus Henderson funds, and that the success of Janus Capital and the subadvisers could enhance Janus Capital’s and the subadvisers’ ability to serve the Janus Henderson Funds.

Approval of an Amended and Restated Investment Advisory Agreement for Janus Henderson Small-Mid Cap Value Fund (formerly, Janus Henderson Select Value Fund)

Janus Capital Management LLC (“Janus Capital”) met with the Trustees, each of whom serves as an “independent” Trustee (the “Trustees”), on December 5, 2018 and March 14, 2019, to discuss the Amended and Restated Investment Advisory Agreement (the “Amended Advisory Agreement”) for Janus Henderson Small-Mid Cap Value Fund (formerly, Janus Henderson Select Value Fund) (“Small-Mid Cap Value Fund”) and other matters related to investment strategy changes to shift the market capitalization focus of Small-Mid Cap Value Fund (the “Strategy Change”). At these meetings, the Trustees discussed the Amended Advisory Agreement and the Strategy Change with their independent counsel, separately from management. During the course of the meetings, the Trustees requested and considered such information as they deemed relevant to their deliberations. At the meeting held on March 14, 2019, the Trustees, upon the recommendation of Janus Capital, voted unanimously to approve the Amended Advisory Agreement for Small-Mid Cap Value Fund, and recommended that the Amended Advisory Agreement be submitted to shareholders for approval. The Trustees also approved matters related to the Strategy Change, effective upon approval of the Amended Advisory Agreement by the Fund’s shareholders.

In determining whether to approve the Amended Advisory Agreement, the Trustees noted their most recent consideration of Small-Mid Cap Value Fund’s current advisory agreement (the “Current Advisory Agreement”) as part of the Trustees’ annual review and consideration of whether to continue the investment advisory agreement and sub-advisory agreement, as applicable, for each Janus Henderson fund, including Small-Mid Cap Value Fund (the “Annual Review”). The Trustees noted that in connection with the Annual Review: (i) the Trustees received and reviewed information provided by Janus Capital and each sub-adviser, including Perkins Investment Management LLC (“Perkins”), in response to requests of the Trustees and their independent legal counsel, and also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant; and (ii) throughout the Annual Review, the Trustees were advised by their independent legal counsel. The Trustees also noted that based on the Trustees’ evaluation of the information provided by Janus Capital, Perkins, and the independent fee consultant, as well as other information, the Trustees determined that the overall arrangements between Small-Mid Cap

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Value Fund and Janus Capital and Perkins were fair and reasonable in light of the nature, extent and quality of the services provided by Janus Capital, its affiliates and Perkins, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and the Trustees unanimously approved the continuation of the Current Advisory Agreement for another year.

In considering the Amended Advisory Agreement, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the Amended Advisory Agreement are discussed separately below.

• The Trustees determined that the terms of the Amended Advisory Agreement are substantially similar to those of the Current Advisory Agreement, which the Trustees recently reviewed as part of the Annual Review, and the material changes made to the Amended Advisory Agreement address the proposed change to the benchmark index and the description of the period used for calculating the performance fee in order to allow for continuity of the fee based on Small-Mid Cap Value Fund’s historical performance over a 36-month measurement period.

• As part of the Strategy Change, Small-Mid Cap Value Fund will focus its investments on common stocks of companies that are small- and mid-capitalization stocks. The Trustees determined that the proposed benchmark index, the Russell 2500TM Value Index, is more closely aligned with a small- and mid-cap stock focus than Small-Mid Cap Value Fund’s current benchmark index, the Russell 3000® Value Index.

• Under the Amended Advisory Agreement, the structure of the performance fee was not changing, other than to utilize a different benchmark and performance calculation period to implement the new benchmark over time, and that this structure had been implemented initially for Small-Mid Cap Value Fund based on analysis provided by the independent fee consultant. The Trustees considered the information provided by Janus Capital in this regard, and noted Janus Capital’s belief that this performance fee structure remained reasonable and appropriate for Small-Mid Cap Value Fund. The Trustees concluded that this performance fee structure was reasonable for Small-Mid Cap Value Fund as proposed, and also determined to seek further analysis from their independent fee consultant with respect to this matter. In this regard, Janus Capital agreed to consider further revisions to the proposed performance fee structure should that be needed based on the additional analysis provided.

• As part of the Strategy Change, Perkins will continue to provide sub-advisory services to Small-Mid Cap Value Fund, but will utilize new portfolio managers to implement Small-Mid Cap Value Fund’s focus on common stocks of companies that are small- and mid-capitalization stocks. In this regard, the Trustees noted the information provided by Janus Capital with respect to the qualifications and experience of the new portfolio managers implementing investment strategies similar to the one to be utilized by Small-Mid Cap Value Fund, and also noted that Perkins and the new portfolio managers provide sub-advisory services to other Janus Henderson funds the Trustees oversee.

• The information provided by Janus Capital with respect to (i) the impact of the Amended Advisory Agreement on the potential advisory fees to be paid by Small-Mid Cap Value Fund going forward; and (ii) the potential transaction costs and capital gains to be incurred by Small-Mid Cap Value Fund as part of the efforts to reposition Small-Mid Cap Value Fund’s portfolio to focus its investments on common stocks of companies that are small- and mid-capitalization stocks. In this regard, the Trustees noted that Small-Mid Cap Value Fund’s operating costs were not expected otherwise to materially change under the Amended Advisory Agreement.

• Janus Capital’s reasons for seeking to implement the Strategy Change, including Janus Capital’s belief that current marketplace demands for a small and mid-cap strategy, combined with Perkins’ experience in managing small- and mid-cap stocks, will provide greater opportunity for Small-Mid Cap Value Fund to grow over the long-term, and that the Strategy Change is designed to create asset growth through increased sales for Small-Mid Cap Value Fund, potentially resulting in increased operational efficiencies for Small-Mid Cap Value Fund.

• Janus Capital will pay the fees and expenses related to seeking shareholder approval of the Amended Advisory Agreement, including the costs related to the preparation and distribution of proxy materials, and all other costs incurred in connection with the solicitation of proxies.

After discussion, the Trustees determined that the overall arrangements between Small-Mid Cap Value Fund, Janus Capital, and Perkins under the Amended Advisory Agreement would continue to be fair and reasonable in light of the

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Additional Information (unaudited)

nature, extent, and quality of the services expected to be provided by Janus Capital, its affiliates, and Perkins following the Strategy Change.

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Useful Information About Your Fund Report (unaudited)

Management Commentary

The Management Commentary in this report includes valuable insight as well as statistical information to help you understand how your Fund’s performance and characteristics stack up against those of comparable indices.

If the Fund invests in foreign securities, this report may include information about country exposure. Country exposure is based primarily on the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived.

Please keep in mind that the opinions expressed in the Management Commentary are just that: opinions. They are a reflection based on best judgment at the time this report was compiled, which was December 31, 2019. As the investing environment changes, so could opinions. These views are unique and are not necessarily shared by fellow employees or by Janus Henderson in general.

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of Janus Capital and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Barclays and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

58	DECEMBER 31, 2019

Janus Henderson Global Bond Fund

Useful Information About Your Fund Report (unaudited)

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected. If you compare the Fund’s “Net Decrease from Dividends and Distributions” to “Reinvested Dividends and Distributions,” you will notice that dividends and distributions have little effect on the Fund’s net assets. This is because the majority of the Fund’s investors reinvest their dividends and/or distributions.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the

Janus Investment Fund	59

Janus Henderson Global Bond Fund

Useful Information About Your Fund Report (unaudited)

total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

60	DECEMBER 31, 2019

Janus Henderson Global Bond Fund

Notes

NotesPage1

Janus Investment Fund	61

Knowledge. Shared

At Janus Henderson, we believe in the sharing of expert insight for better investment and business decisions. We call this ethos Knowledge. Shared.

Learn more by visiting janushenderson.com.

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson, Janus, Henderson, Perkins, Intech and Knowledge. Shared are trademarks of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.

Janus Henderson Distributors

125-24-93023 02-20

SEMIANNUAL REPORT December 31, 2019

Janus Henderson Global Income Managed Volatility Fund

Janus Investment Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by contacting a Janus Henderson representative. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by visiting janushenderson.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you do not invest directly with the Fund, you should contact your plan sponsor, broker-dealer, or financial intermediary, to request to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-525-3713 to let the Fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Janus Henderson mutual funds where held (i.e., all Janus Henderson mutual funds held in your account if you invest through your financial intermediary or all Janus Henderson mutual funds held with the fund complex if you invest directly with a fund).

HIGHLIGHTS • Portfolio management perspective • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Global Income Managed Volatility Fund

Janus Henderson Global Income Managed Volatility Fund (unaudited)

FUND SNAPSHOT

This long-only, global developed-markets equity fund seeks smaller drawdowns and a smoother ride over time by balancing downside mitigation with upside participation for any market environment. The Fund employs a systematic “dynamic beta” investment approach designed to adjust to changing risk environments, seeking up to 45% less volatility versus the MSCI World High Dividend Yield IndexSM.

sub-advised by Intech Investment Management LLC

PERFORMANCE OVERVIEW

For the six-month period ended December 31, 2019, Janus Henderson Global Income Managed Volatility Fund’s Class I Shares returned 4.18%. This compares to the 9.14% return posted by the MSCI World IndexSM, the Fund’s primary benchmark, and a 8.26% return for its secondary benchmark, the MSCI World High Dividend Yield Index.

INVESTMENT STRATEGY

Intech’s mathematical investment process is designed to determine potentially more efficient equity weightings of the securities in the benchmark index, utilizing a specific mathematical optimization and disciplined rebalancing routine. Rather than trying to predict the future direction of stock prices, the process seeks to use the volatility and correlation characteristics of stocks to construct portfolios.

The investment process begins with the stocks in the MSCI World High Dividend Yield Index. Intech’s investment process aims to capture stocks’ natural volatility through a rebalancing mechanism based on estimates of relative volatility and correlation in order to outperform the benchmark index over the long term. Within specific risk constraints, the investment process will tend to favor stocks with higher relative volatility and lower correlation as they offer more potential to capture volatility through periodic rebalancing. Once the target proportions are determined and the portfolio is constructed, it is then rebalanced to those target proportions and re-optimized on a periodic basis. The Janus Henderson Global Income Managed Volatility Fund focuses on seeking an excess return above the benchmark, while also reducing or managing the Fund’s standard deviation depending on the market conditions, a strategy designed to manage the absolute risk of the portfolio.

PERFORMANCE REVIEW

Global equity markets posted strong, double-digit gains for the six-month period ending December 31, 2019. Risk-taking was generally rewarded in the strongly rising market with higher-beta stocks and pro-cyclical sectors generally outperforming their lower-beta and more defensive-oriented counterparts within the index during the period. Yield-oriented stocks underperformed the broad market in the strong, risk-on environment during the period.

While the Fund benefited from its smaller size positioning given that capital concentration decreased on average during the period, overall negative selection effects detracted from relative performance. More specifically, adverse positioning among some names within the utilities, consumer discretionary and communication services sectors detracted from the Fund’s relative performance over the past six-months.

OUTLOOK

Because Intech does not conduct traditional economic or fundamental analysis, Intech has no view on individual stocks, sectors, economic, or market conditions.

Janus Investment Fund	1

Janus Henderson Global Income Managed Volatility Fund (unaudited)

Managing downside exposure potentially allows for returns to compound and improve risk-adjusted returns over time. Over the long term, we believe that by reducing risk when market volatility increases and behaving like a core equity fund when market volatility is low, the Fund will achieve its investment objective of producing an excess return over the benchmark with lower absolute risk. Going forward, we will continue building portfolios in a disciplined and deliberate manner, with risk management remaining the hallmark of our investment process. As Intech’s ongoing research efforts yield modest improvements, we will continue implementing changes that we believe are likely to improve the long-term results for our fund shareholders.

Thank you for your investment in Janus Henderson Global Income Managed Volatility Fund.

2	DECEMBER 31, 2019

Janus Henderson Global Income Managed Volatility Fund (unaudited)

Fund At A Glance

December 31, 2019

5 Largest Equity Holdings - (% of Net Assets)
Lockheed Martin Corp
Aerospace & Defense	5.1%
Kimberly-Clark Corp
Household Products	4.5%
Consolidated Edison Inc
Multi-Utilities	4.4%
CLP Holdings Ltd
Electric Utilities	4.2%
Power Assets Holdings Ltd
Electric Utilities	3.6%
21.8%

Asset Allocation - (% of Net Assets)
Common Stocks	98.9%
Investment Companies	0.9%
Preferred Stocks	0.1%
Other	0.1%
100.0%

Top Country Allocations - Long Positions - (% of Investment Securities)
As of December 31, 2019	As of June 30, 2019

Janus Investment Fund	3

Janus Henderson Global Income Managed Volatility Fund (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended December 31, 2019					Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Since Inception*	Total Annual Fund Operating Expenses‡	Net Annual Fund Operating Expenses‡
Class A Shares at NAV	4.08%	16.15%	8.17%	9.26%	1.05%	0.84%
Class A Shares at MOP	-1.91%	9.49%	6.89%	8.46%
Class C Shares at NAV	3.72%	15.27%	7.38%	8.45%	1.80%	1.61%
Class C Shares at CDSC	2.72%	14.27%	7.38%	8.45%
Class D Shares(1)	4.18%	16.34%	8.39%	9.42%	0.83%	0.65%
Class I Shares	4.18%	16.37%	8.46%	9.56%	0.78%	0.60%
Class N Shares	4.23%	16.49%	8.24%	8.96%	0.76%	0.50%
Class S Shares	4.02%	16.32%	8.17%	9.26%	2.27%	1.00%
Class T Shares	4.13%	16.30%	8.28%	9.36%	0.92%	0.75%
MSCI World Index	9.14%	27.67%	8.74%	11.63%
MSCI World High Dividend Yield Index	8.26%	23.15%	7.31%	9.48%
Morningstar Quartile - Class I Shares	-	4th	2nd	3rd
Morningstar Ranking - based on total returns for World Large Stock Funds	-	863/897	306/723	415/569

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Net expense ratios reflect the expense waiver, if any, contractually agreed to through October 28, 2020.

Performance may be affected by risks that include those associated with non-diversification, portfolio turnover, short sales, potential conflicts of interest, foreign and emerging markets, initial public offerings (IPOs), high-yield and high-risk securities, undervalued, overlooked and smaller capitalization

4	DECEMBER 31, 2019

Janus Henderson Global Income Managed Volatility Fund (unaudited)

Performance

companies, real estate related securities including Real Estate Investment Trusts (REITs), derivatives, and commodity-linked investments. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

Intech's focus on managed volatility may keep the Fund from achieving excess returns over its index. The strategy may underperform during certain periods of up markets, and may not achieve the desired level of protection in down markets.

The Fund will normally invest at least 80% of its net assets, measured at the time of purchase, in the type of securities described by its name.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Class N Shares commenced operations on August 4, 2017. Performance shown for periods prior to August 4, 2017 reflects the performance of the Fund’s Class I Shares, calculated using the fees and expenses of Class N Shares, without the effect of any fee and expense limitations or waivers.

If Class N Shares of the Fund had been available during periods prior to August 4, 2017, the performance shown may have been different. The performance shown for periods following the Fund’s commencement Class N Shares reflects the fees and expenses of Class N Shares, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2019 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

*The Fund’s inception date – December 15, 2011

‡ As stated in the prospectus. See Financial Highlights for actual expense ratios during the reporting period.

(1) Closed to certain new investors.

Janus Investment Fund	5

Janus Henderson Global Income Managed Volatility Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/19)	Ending Account Value (12/31/19)	Expenses Paid During Period (7/1/19 - 12/31/19)†	Beginning Account Value (7/1/19)	Ending Account Value (12/31/19)	Expenses Paid During Period (7/1/19 - 12/31/19)†	Net Annualized Expense Ratio (7/1/19 - 12/31/19)
Class A Shares	$1,000.00	$1,040.80	$4.26	$1,000.00	$1,020.96	$4.22	0.83%
Class C Shares	$1,000.00	$1,037.20	$8.14	$1,000.00	$1,017.14	$8.06	1.59%
Class D Shares	$1,000.00	$1,041.80	$3.34	$1,000.00	$1,021.87	$3.30	0.65%
Class I Shares	$1,000.00	$1,041.80	$3.13	$1,000.00	$1,022.07	$3.10	0.61%
Class N Shares	$1,000.00	$1,042.30	$2.62	$1,000.00	$1,022.57	$2.59	0.51%
Class S Shares	$1,000.00	$1,040.20	$4.92	$1,000.00	$1,020.31	$4.88	0.96%
Class T Shares	$1,000.00	$1,041.30	$3.80	$1,000.00	$1,021.42	$3.76	0.74%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

6	DECEMBER 31, 2019

Janus Henderson Global Income Managed Volatility Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares		Value
Common Stocks – 98.9%
Aerospace & Defense – 5.5%
BAE Systems PLC	17,376	$129,976
Lockheed Martin Corp	37,254	14,505,963
Meggitt PLC	54,636	475,259
Singapore Technologies Engineering Ltd	135,500	397,047
		15,508,245
Airlines – 1.3%
easyJet PLC	7,940	149,796
Japan Airlines Co Ltd	113,800	3,558,345
		3,708,141
Auto Components – 0.7%
Autoliv Inc	288	24,310
Bridgestone Corp	44,700	1,674,604
Cie Generale des Etablissements Michelin SCA	338	41,360
Nokian Renkaat Oyj	1,296	37,256
Sumitomo Rubber Industries Ltd	14,100	173,524
		1,951,054
Automobiles – 1.2%
Bayerische Motoren Werke AG	1,493	122,477
Nissan Motor Co Ltd	254,800	1,491,884
Subaru Corp	75,600	1,888,260
		3,502,621
Banks – 4.1%
AIB Group PLC	16,012	55,781
Bank Leumi Le-Israel BM	135,333	985,594
BOC Hong Kong Holdings Ltd	10,000	34,716
Canadian Imperial Bank of Commerce	4,000	332,902
DBS Group Holdings Ltd	47,200	908,475
Hang Seng Bank Ltd	431,000	8,905,644
United Overseas Bank Ltd	20,300	398,723
		11,621,835
Beverages – 0.4%
Coca-Cola Co	16,800	929,880
PepsiCo Inc	1,085	148,287
		1,078,167
Capital Markets – 0.3%
3i Group PLC	16,173	235,186
ASX Ltd	1,352	74,377
Singapore Exchange Ltd	99,800	657,614
		967,177
Containers & Packaging – 0.2%
Amcor PLC	48,962	530,748
Smurfit Kappa Group PLC	1,544	59,330
		590,078
Distributors – 0.3%
Genuine Parts Co	7,600	807,348
Diversified Financial Services – 0%
Standard Life Aberdeen PLC	20,959	91,074
Diversified Telecommunication Services – 5.6%
AT&T Inc	102,882	4,020,629
BCE Inc	33,877	1,569,655
BT Group PLC	86,349	220,075
Elisa OYJ	11,255	621,715
HKT Trust & HKT Ltd	3,837,000	5,407,000
Nippon Telegraph & Telephone Corp	8,200	208,095
Proximus SADP	5,102	146,036
Singapore Telecommunications Ltd	49,000	122,810
Spark New Zealand Ltd	1,004,458	2,927,089
Swisscom AG (REG)	440	233,096

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Global Income Managed Volatility Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares		Value
Common Stocks – (continued)
Diversified Telecommunication Services – (continued)
Telenor ASA	9,774	$175,349
Verizon Communications Inc	2,600	159,640
		15,811,189
Electric Utilities – 18.4%
Alliant Energy Corp	37,625	2,058,840
American Electric Power Co Inc	26,129	2,469,452
CK Infrastructure Holdings Ltd	154,000	1,095,934
CLP Holdings Ltd	1,143,500	12,019,386
Duke Energy Corp	70,517	6,431,856
Edison International	17,142	1,292,678
Endesa SA	6,898	184,059
Eversource Energy	28,600	2,433,002
Fortis Inc/Canada	8,500	352,726
Iberdrola SA	36,578	376,619
OGE Energy Corp	13,434	597,410
Pinnacle West Capital Corp	35,517	3,194,044
Power Assets Holdings Ltd	1,401,500	10,252,509
PPL Corp	30,099	1,079,952
Red Electrica Corp SA	37,209	748,078
SSE PLC	45,202	861,164
Terna Rete Elettrica Nazionale SpA	29,025	193,830
Xcel Energy Inc	107,819	6,845,428
		52,486,967
Food & Staples Retailing – 0.5%
ICA Gruppen AB	4,622	215,812
Koninklijke Ahold Delhaize NV	49,333	1,233,629
		1,449,441
Food Products – 1.2%
Archer-Daniels-Midland Co	2,151	99,699
Campbell Soup Co	3,418	168,918
General Mills Inc	18,403	985,665
Kellogg Co	219	15,146
Mowi ASA	21,098	548,587
Orkla ASA	34,460	349,300
WH Group Ltd (144A)	1,123,000	1,160,213
		3,327,528
Gas Utilities – 0.1%
Enagas SA	2,851	72,716
Snam SpA	29,139	153,150
		225,866
Health Care Providers & Services – 1.5%
Sonic Healthcare Ltd	217,363	4,384,440
Hotels, Restaurants & Leisure – 3.8%
Crown Resorts Ltd	81,210	684,295
Darden Restaurants Inc	72,197	7,870,195
Flight Centre Travel Group Ltd	31,189	964,132
Sodexo SA	11,740	1,391,161
		10,909,783
Household Durables – 1.1%
Barratt Developments PLC	25,077	247,960
Iida Group Holdings Co Ltd	79,800	1,409,575
Persimmon PLC	4,660	166,327
Sekisui House Ltd	27,600	592,826
Taylor Wimpey PLC	314,744	806,181
		3,222,869
Household Products – 6.6%
Kimberly-Clark Corp	92,127	12,672,069

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	DECEMBER 31, 2019

Janus Henderson Global Income Managed Volatility Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares		Value
Common Stocks – (continued)
Household Products – (continued)
Procter & Gamble Co	49,743	$6,212,901
		18,884,970
Industrial Conglomerates – 0.9%
NWS Holdings Ltd	1,777,000	2,490,418
Siemens AG	574	75,029
Smiths Group PLC	1,926	43,032
		2,608,479
Information Technology Services – 0.1%
Paychex Inc	2,824	240,209
Insurance – 3.0%
Admiral Group PLC	23,805	727,965
Assicurazioni Generali SpA	38,552	795,401
AXA SA	9,183	258,625
Baloise Holding AG	394	71,259
Direct Line Insurance Group PLC	132,303	547,568
Gjensidige Forsikring ASA	27,585	579,121
Great-West Lifeco Inc	19,700	504,638
Hannover Rueck SE	2,385	460,907
Legal & General Group PLC	15,856	63,629
Mapfre SA	48,596	128,633
MS&AD Insurance Group Holdings Inc	2,200	73,124
Power Corp of Canada	9,400	242,167
Power Financial Corp	6,600	177,606
Sampo Oyj	8,651	377,544
SCOR SE	11,454	480,729
Sun Life Financial Inc	6,700	305,535
Swiss Life Holding AG	822	412,699
Tokio Marine Holdings Inc	2,500	140,809
Tryg A/S	41,797	1,239,308
Zurich Insurance Group AG	1,950	800,274
		8,387,541
Machinery – 0%
ANDRITZ AG	1,725	74,295
Marine – 0.1%
Kuehne + Nagel International AG	971	163,773
Media – 2.4%
Eutelsat Communications SA	55,076	895,098
Omnicom Group Inc	7,456	604,085
Shaw Communications Inc	264,900	5,375,936
		6,875,119
Metals & Mining – 1.1%
Boliden AB	1,390	36,890
Fortescue Metals Group Ltd	226,148	1,696,138
Rio Tinto Ltd	4,597	323,816
Rio Tinto PLC	15,293	912,039
		2,968,883
Multiline Retail – 1.4%
Harvey Norman Holdings Ltd	39,322	112,285
Kohl's Corp	76,384	3,891,765
		4,004,050
Multi-Utilities – 15.5%
Ameren Corp	82,204	6,313,267
CMS Energy Corp	58,398	3,669,730
Consolidated Edison Inc	139,451	12,616,132
DTE Energy Co	54,657	7,098,305
Public Service Enterprise Group Inc	55,376	3,269,953
Sempra Energy	22,691	3,437,233
WEC Energy Group Inc	84,106	7,757,096
		44,161,716

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Global Income Managed Volatility Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares		Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 3.1%
TOTAL SA	4,129	$227,850
Valero Energy Corp	92,424	8,655,508
		8,883,358
Paper & Forest Products – 0%
UPM-Kymmene Oyj	1,725	59,804
Personal Products – 0.2%
Unilever NV	2,421	139,110
Unilever PLC	4,693	270,401
		409,511
Pharmaceuticals – 2.9%
AstraZeneca PLC	1,539	155,050
Bristol-Myers Squibb Co	8,300	532,777
Merck & Co Inc	35,881	3,263,377
Mitsubishi Tanabe Pharma Corp	20,000	369,661
Novartis AG	2,024	192,234
Orion Oyj	1,531	70,868
Pfizer Inc	63,604	2,492,005
Roche Holding AG	1,063	344,959
Sanofi	7,327	736,497
		8,157,428
Professional Services – 0%
SGS SA	28	76,714
Real Estate Management & Development – 5.1%
Daito Trust Construction Co Ltd	75,100	9,318,373
Hang Lung Properties Ltd	62,000	136,066
Henderson Land Development Co Ltd	39,600	194,397
New World Development Co Ltd	23,000	31,525
Sun Hung Kai Properties Ltd	4,000	61,244
Swire Properties Ltd	1,138,200	3,776,081
Swiss Prime Site AG (REG)*	7,092	820,168
Wharf Real Estate Investment Co Ltd	18,000	109,846
		14,447,700
Road & Rail – 0.3%
ComfortDelGro Corp Ltd	546,600	967,506
Semiconductor & Semiconductor Equipment – 0%
ASM Pacific Technology Ltd	4,800	66,593
Technology Hardware, Storage & Peripherals – 0.8%
Canon Inc	82,700	2,273,413
Textiles, Apparel & Luxury Goods – 0.8%
Yue Yuen Industrial Holdings Ltd	750,000	2,213,866
Tobacco – 0.7%
Altria Group Inc	35,200	1,756,832
Imperial Brands PLC	14,161	350,527
		2,107,359
Trading Companies & Distributors – 2.3%
ITOCHU Corp	278,500	6,497,223
Transportation Infrastructure – 0.8%
Auckland International Airport Ltd	47,018	276,878
SATS Ltd	499,200	1,878,590
		2,155,468
Wireless Telecommunication Services – 4.6%
KDDI Corp	4,800	143,726
NTT DOCOMO Inc	300,100	8,391,972
Rogers Communications Inc	93,400	4,638,349
		13,174,047
Total Common Stocks (cost $252,972,292)		281,502,848

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

10	DECEMBER 31, 2019

Janus Henderson Global Income Managed Volatility Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares		Value
Preferred Stocks – 0.1%
Automobiles – 0.1%
Bayerische Motoren Werke AG (cost $334,982)	5,303	$327,430
Investment Companies – 0.9%
Money Markets – 0.9%
Janus Henderson Cash Liquidity Fund LLC, 1.7210%ºº,£ (cost $2,459,094)	2,458,975	2,458,975
Total Investments (total cost $255,766,368) – 99.9%		284,289,253
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		384,600
Net Assets – 100%		$284,673,853

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$143,080,561	50.3%
Hong Kong	47,955,438	16.9
Japan	38,205,414	13.4
Canada	13,499,514	4.8
Australia	8,239,483	2.9
United Kingdom	6,983,957	2.5
Singapore	5,330,765	1.9
France	4,031,320	1.4
New Zealand	3,203,967	1.1
Switzerland	3,115,176	1.1
Norway	1,652,357	0.6
Spain	1,510,105	0.5
Netherlands	1,372,739	0.5
Denmark	1,239,308	0.4
Finland	1,167,187	0.4
Italy	1,142,381	0.4
Germany	985,843	0.4
Israel	985,594	0.3
Sweden	252,702	0.1
Belgium	146,036	0.1
Ireland	115,111	0.0
Austria	74,295	0.0

Total	$284,289,253	100.0%

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson Global Income Managed Volatility Fund

Schedule of Investments (unaudited)

December 31, 2019

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/19
Investment Companies - 0.9%
Money Markets - 0.9%
Janus Henderson Cash Liquidity Fund LLC, 1.7210%ºº	$26,918	$(307)	$166	$2,458,975
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 1.4338%ºº	2,747∆	-	-	-
Total Affiliated Investments - 0.9%	$29,665	$(307)	$166	$2,458,975

	Share Balance at 6/30/19	Purchases	Sales	Share Balance at 12/31/19
Investment Companies - 0.9%
Money Markets - 0.9%
Janus Henderson Cash Liquidity Fund LLC, 1.7210%ºº	2,849,715	18,796,399	(19,187,139)	2,458,975
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 1.4338%ºº	3,606,190	4,013,018	(7,619,208)	-

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

12	DECEMBER 31, 2019

Janus Henderson Global Income Managed Volatility Fund

Notes to Schedule of Investments and Other Information (unaudited)

MSCI World High Dividend Yield IndexSM	MSCI World High Dividend Yield IndexSM reflects the performance of high dividend yield securities from global developed markets.
MSCI World IndexSM	MSCI World IndexSM reflects the equity market performance of global developed markets.

LLC	Limited Liability Company
PLC	Public Limited Company
REG	Registered

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2019 is $1,160,213, which represents 0.4% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2019.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2019. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$281,502,848	$-	$-
Preferred Stocks	-	327,430	-
Investment Companies	-	2,458,975	-
Total Assets	$281,502,848	$2,786,405	$-

Janus Investment Fund	13

Janus Henderson Global Income Managed Volatility Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2019

See footnotes at the end of the Statement.

Assets:
Unaffiliated investments, at value(1)	$281,830,278
Affiliated investments, at value(2)	2,458,975
Non-interested Trustees' deferred compensation	7,312
Receivables:
Fund shares sold	544,566
Dividends	477,947
Foreign tax reclaims	79,931
Dividends from affiliates	3,279
Other assets	6,327
Total Assets	285,408,615
Liabilities:
Due to custodian	266
Foreign cash due to custodian	130
Payables:	—
Fund shares repurchased	475,669
Advisory fees	89,694
Transfer agent fees and expenses	53,312
Professional fees	34,699
Non-affiliated fund administration fees payable	23,401
12b-1 Distribution and shareholder servicing fees	16,038
Non-interested Trustees' deferred compensation fees	7,312
Dividends	5,106
Custodian fees	4,637
Affiliated fund administration fees payable	617
Non-interested Trustees' fees and expenses	83
Accrued expenses and other payables	23,798
Total Liabilities	734,762
Net Assets	$284,673,853

See Notes to Financial Statements.

14	DECEMBER 31, 2019

Janus Henderson Global Income Managed Volatility Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2019

Net Assets Consist of:
Capital (par value and paid-in surplus)	$255,410,025
Total distributable earnings (loss)	29,263,828
Total Net Assets	$284,673,853
Net Assets - Class A Shares	$6,984,748
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	486,449
Net Asset Value Per Share(3)	$14.36
Maximum Offering Price Per Share(4)	$15.24
Net Assets - Class C Shares	$16,710,306
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,172,642
Net Asset Value Per Share(3)	$14.25
Net Assets - Class D Shares	$32,308,383
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,256,324
Net Asset Value Per Share	$14.32
Net Assets - Class I Shares	$190,781,329
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	13,249,760
Net Asset Value Per Share	$14.40
Net Assets - Class N Shares	$3,539,127
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	245,775
Net Asset Value Per Share	$14.40
Net Assets - Class S Shares	$137,701
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	9,605
Net Asset Value Per Share	$14.34
Net Assets - Class T Shares	$34,212,259
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,385,931
Net Asset Value Per Share	$14.34

(1) Includes cost of $253,307,274.

(2) Includes cost of $2,459,094.

(3) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

(4) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson Global Income Managed Volatility Fund

Statement of Operations (unaudited)

For the period ended December 31, 2019

Investment Income:
Dividends	$4,688,846
Dividends from affiliates	26,918
Affiliated securities lending income, net	2,747
Other income	71
Foreign tax withheld	(149,523)
Total Investment Income	4,569,059
Expenses:
Advisory fees	775,162
12b-1 Distribution and shareholder servicing fees:
Class A Shares	8,890
Class C Shares	82,328
Class S Shares	200
Transfer agent administrative fees and expenses:
Class D Shares	19,367
Class S Shares	195
Class T Shares	42,506
Transfer agent networking and omnibus fees:
Class A Shares	2,535
Class C Shares	8,043
Class I Shares	95,945
Other transfer agent fees and expenses:
Class A Shares	265
Class C Shares	582
Class D Shares	4,090
Class I Shares	3,975
Class N Shares	52
Class S Shares	—
Class T Shares	238
Registration fees	76,283
Professional fees	24,300
Shareholder reports expense	14,323
Custodian fees	11,150
Affiliated fund administration fees	3,524
Non-interested Trustees’ fees and expenses	3,363
Other expenses	39,164
Total Expenses	1,216,480
Less: Excess Expense Reimbursement and Waivers	(243,938)
Net Expenses	972,542
Net Investment Income/(Loss)	3,596,517
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	1,935,563
Investments in affiliates	(307)
Total Net Realized Gain/(Loss) on Investments	1,935,256
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and non-interested Trustees’ deferred compensation	5,839,047
Investments in affiliates	166
Total Change in Unrealized Net Appreciation/Depreciation	5,839,213
Net Increase/(Decrease) in Net Assets Resulting from Operations	$11,370,986

See Notes to Financial Statements.

16	DECEMBER 31, 2019

Janus Henderson Global Income Managed Volatility Fund

Statements of Changes in Net Assets

	Period ended December 31, 2019 (unaudited)	Year ended June 30, 2019

Operations:
Net investment income/(loss)	$3,596,517	$7,818,471
Net realized gain/(loss) on investments	1,935,256	5,651,085
Change in unrealized net appreciation/depreciation	5,839,213	15,688,335
Net Increase/(Decrease) in Net Assets Resulting from Operations	11,370,986	29,157,891
Dividends and Distributions to Shareholders
Class A Shares	(150,434)	(227,958)
Class C Shares	(300,526)	(388,776)
Class D Shares	(726,960)	(1,034,461)
Class I Shares	(4,248,390)	(5,482,949)
Class N Shares	(82,277)	(111,690)
Class S Shares	(3,087)	(8,417)
Class T Shares	(750,035)	(1,101,546)
Net Decrease from Dividends and Distributions to Shareholders	(6,261,709)	(8,355,797)
Capital Share Transactions:
Class A Shares	(874,355)	(208,483)
Class C Shares	(325,021)	(2,017,120)
Class D Shares	(638,308)	(5,195,727)
Class I Shares	4,650,778	11,589,240
Class N Shares	(64,340)	(93,321)
Class S Shares	(31,975)	(206,041)
Class T Shares	526,232	(6,060,394)
Net Increase/(Decrease) from Capital Share Transactions	3,243,011	(2,191,846)
Net Increase/(Decrease) in Net Assets	8,352,288	18,610,248
Net Assets:
Beginning of period	276,321,565	257,711,317
End of period	$284,673,853	$276,321,565

See Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Global Income Managed Volatility Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$14.10	$13.07	$13.38	$12.84	$11.45	$12.95
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.17	0.38	0.44	0.32	0.42	0.33
Net realized and unrealized gain/(loss)	0.40	1.06	(0.30)	0.57	1.40	(1.08)
Total from Investment Operations	0.57	1.44	0.14	0.89	1.82	(0.75)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.21)	(0.41)	(0.45)	(0.35)	(0.30)	(0.44)
Distributions (from capital gains)	(0.10)	—	—	—(2)	(0.13)	(0.31)
Total Dividends and Distributions	(0.31)	(0.41)	(0.45)	(0.35)	(0.43)	(0.75)
Net Asset Value, End of Period	$14.36	$14.10	$13.07	$13.38	$12.84	$11.45
Total Return*	4.08%	11.22%	1.01%	7.13%	16.28%	(5.79)%
Net Assets, End of Period (in thousands)	$6,985	$7,724	$7,335	$13,425	$27,380	$2,816
Average Net Assets for the Period (in thousands)	$7,036	$7,467	$10,020	$27,845	$8,512	$3,789
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.04%	1.05%	1.03%	1.05%	1.48%	1.90%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.83%	0.83%	0.87%	0.86%	0.83%	0.84%
Ratio of Net Investment Income/(Loss)	2.42%	2.81%	3.25%	2.55%	3.47%	2.74%
Portfolio Turnover Rate	11%	24%	60%	58%	41%	125%

Class C Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$13.99	$12.98	$13.28	$12.75	$11.39	$12.89
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.12	0.28	0.36	0.30	0.33	0.24
Net realized and unrealized gain/(loss)	0.40	1.04	(0.30)	0.50	1.38	(1.07)
Total from Investment Operations	0.52	1.32	0.06	0.80	1.71	(0.83)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.16)	(0.31)	(0.36)	(0.27)	(0.22)	(0.36)
Distributions (from capital gains)	(0.10)	—	—	—(2)	(0.13)	(0.31)
Total Dividends and Distributions	(0.26)	(0.31)	(0.36)	(0.27)	(0.35)	(0.67)
Net Asset Value, End of Period	$14.25	$13.99	$12.98	$13.28	$12.75	$11.39
Total Return*	3.72%	10.33%	0.41%	6.36%	15.33%	(6.51)%
Net Assets, End of Period (in thousands)	$16,710	$16,735	$17,491	$20,450	$11,529	$1,161
Average Net Assets for the Period (in thousands)	$16,597	$16,705	$19,521	$16,659	$3,746	$1,136
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.77%	1.77%	1.70%	1.78%	2.17%	2.72%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.59%	1.58%	1.54%	1.61%	1.58%	1.61%
Ratio of Net Investment Income/(Loss)	1.67%	2.06%	2.73%	2.39%	2.74%	2.03%
Portfolio Turnover Rate	11%	24%	60%	58%	41%	125%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

See Notes to Financial Statements.

18	DECEMBER 31, 2019

Janus Henderson Global Income Managed Volatility Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$14.06	$13.03	$13.34	$12.80	$11.42	$12.92
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.19	0.40	0.49	0.40	0.44	0.35
Net realized and unrealized gain/(loss)	0.39	1.07	(0.32)	0.52	1.39	(1.07)
Total from Investment Operations	0.58	1.47	0.17	0.92	1.83	(0.72)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.22)	(0.44)	(0.48)	(0.38)	(0.32)	(0.47)
Distributions (from capital gains)	(0.10)	—	—	—(2)	(0.13)	(0.31)
Total Dividends and Distributions	(0.32)	(0.44)	(0.48)	(0.38)	(0.45)	(0.78)
Net Asset Value, End of Period	$14.32	$14.06	$13.03	$13.34	$12.80	$11.42
Total Return*	4.18%	11.46%	1.24%	7.39%	16.43%	(5.62)%
Net Assets, End of Period (in thousands)	$32,308	$32,363	$35,061	$49,826	$55,105	$7,265
Average Net Assets for the Period (in thousands)	$32,221	$32,106	$44,872	$55,232	$19,737	$7,736
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.84%	0.83%	0.84%	0.87%	1.33%	1.89%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.65%	0.64%	0.65%	0.66%	0.65%	0.66%
Ratio of Net Investment Income/(Loss)	2.61%	2.99%	3.62%	3.16%	3.60%	2.95%
Portfolio Turnover Rate	11%	24%	60%	58%	41%	125%

Class I Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$14.14	$13.10	$13.41	$12.87	$11.47	$12.97
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.19	0.41	0.49	0.46	0.45	0.37
Net realized and unrealized gain/(loss)	0.39	1.07	(0.31)	0.47	1.41	(1.08)
Total from Investment Operations	0.58	1.48	0.18	0.93	1.86	(0.71)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.22)	(0.44)	(0.49)	(0.39)	(0.33)	(0.48)
Distributions (from capital gains)	(0.10)	—	—	—(2)	(0.13)	(0.31)
Total Dividends and Distributions	(0.32)	(0.44)	(0.49)	(0.39)	(0.46)	(0.79)
Net Asset Value, End of Period	$14.40	$14.14	$13.10	$13.41	$12.87	$11.47
Total Return*	4.18%	11.53%	1.30%	7.42%	16.61%	(5.49)%
Net Assets, End of Period (in thousands)	$190,781	$182,730	$157,957	$76,883	$29,592	$2,596
Average Net Assets for the Period (in thousands)	$185,602	$167,142	$130,145	$53,486	$8,765	$2,369
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.77%	0.78%	0.75%	0.76%	1.18%	1.65%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.61%	0.60%	0.60%	0.59%	0.58%	0.54%
Ratio of Net Investment Income/(Loss)	2.65%	3.07%	3.66%	3.59%	3.72%	3.12%
Portfolio Turnover Rate	11%	24%	60%	58%	41%	125%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

See Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson Global Income Managed Volatility Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year or period ended June 30	2019	2019	2018(1)
Net Asset Value, Beginning of Period	$14.14	$13.10	$13.65
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.20	0.43	0.42
Net realized and unrealized gain/(loss)	0.39	1.07	(0.51)
Total from Investment Operations	0.59	1.50	(0.09)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.23)	(0.46)	(0.46)
Distributions (from capital gains)	(0.10)	—	—
Total Dividends and Distributions	(0.33)	(0.46)	(0.46)
Net Asset Value, End of Period	$14.40	$14.14	$13.10
Total Return*	4.23%	11.63%	(0.66)%
Net Assets, End of Period (in thousands)	$3,539	$3,538	$3,371
Average Net Assets for the Period (in thousands)	$3,556	$3,324	$2,827
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.75%	0.76%	0.70%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.51%	0.50%	0.51%
Ratio of Net Investment Income/(Loss)	2.76%	3.16%	3.45%
Portfolio Turnover Rate	11%	24%	60%

Class S Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$14.07	$13.05	$13.35	$12.81	$11.43	$12.93
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.16	0.36	0.45	0.38	0.37	0.31
Net realized and unrealized gain/(loss)	0.41	1.09	(0.31)	0.51	1.45	(1.07)
Total from Investment Operations	0.57	1.45	0.14	0.89	1.82	(0.76)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.20)	(0.43)	(0.44)	(0.35)	(0.31)	(0.43)
Distributions (from capital gains)	(0.10)	—	—	—(3)	(0.13)	(0.31)
Total Dividends and Distributions	(0.30)	(0.43)	(0.44)	(0.35)	(0.44)	(0.74)
Net Asset Value, End of Period	$14.34	$14.07	$13.05	$13.35	$12.81	$11.43
Total Return*	4.09%	11.27%	1.03%	7.09%	16.32%	(5.93)%
Net Assets, End of Period (in thousands)	$138	$167	$360	$370	$316	$163
Average Net Assets for the Period (in thousands)	$154	$274	$366	$344	$204	$166
Ratios to Average Net Assets**:
Ratio of Gross Expenses	3.13%	2.17%	1.36%	1.18%	1.79%	2.10%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.96%	0.82%	0.92%	0.92%	0.77%	1.00%
Ratio of Net Investment Income/(Loss)	2.30%	2.67%	3.35%	2.97%	3.06%	2.62%
Portfolio Turnover Rate	11%	24%	60%	58%	41%	125%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from August 4, 2017 (inception date) through June 30, 2018.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Less than $0.005 on a per share basis.

See Notes to Financial Statements.

20	DECEMBER 31, 2019

Janus Henderson Global Income Managed Volatility Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$14.08	$13.05	$13.36	$12.82	$11.44	$12.94
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.18	0.41	0.47	0.39	0.45	0.35
Net realized and unrealized gain/(loss)	0.39	1.04	(0.31)	0.52	1.38	(1.08)
Total from Investment Operations	0.57	1.45	0.16	0.91	1.83	(0.73)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.21)	(0.42)	(0.47)	(0.37)	(0.32)	(0.46)
Distributions (from capital gains)	(0.10)	—	—	—(2)	(0.13)	(0.31)
Total Dividends and Distributions	(0.31)	(0.42)	(0.47)	(0.37)	(0.45)	(0.77)
Net Asset Value, End of Period	$14.34	$14.08	$13.05	$13.36	$12.82	$11.44
Total Return*	4.13%	11.34%	1.14%	7.28%	16.33%	(5.70)%
Net Assets, End of Period (in thousands)	$34,212	$33,064	$36,137	$55,018	$47,708	$3,603
Average Net Assets for the Period (in thousands)	$33,632	$35,201	$47,900	$58,466	$11,120	$3,147
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.93%	0.92%	0.91%	0.93%	1.31%	1.87%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.74%	0.74%	0.74%	0.75%	0.75%	0.76%
Ratio of Net Investment Income/(Loss)	2.52%	3.01%	3.49%	3.08%	3.68%	2.96%
Portfolio Turnover Rate	11%	24%	60%	58%	41%	125%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

See Notes to Financial Statements.

Janus Investment Fund	21

Janus Henderson Global Income Managed Volatility Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Global Income Managed Volatility Fund(the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 47 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital and income. The Fund is classified as diversified, as defined in the 1940 Act.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares. Class D Shares are closed to certain new investors.

Shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with accounting principles generally accepted in the United States of America).

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Funds have adopted an auto-conversion policy pursuant to which Class C Shares that have been held for ten years will be automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the tenth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund will rely on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares. Please contact your financial intermediary for additional information.

Class D Shares are generally no longer being made available to new investors who do not already have a direct account with the Janus Henderson funds. Class D Shares are available only to investors who hold accounts directly with the Janus Henderson funds, to immediate family members or members of the same household of an eligible individual investor, and to existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, Janus Capital Management LLC (“Janus Capital”), or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Distributors LLC dba Janus Henderson

22	DECEMBER 31, 2019

Janus Henderson Global Income Managed Volatility Fund

Notes to Financial Statements (unaudited)

Distributors (“Janus Henderson Distributors”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Janus Investment Fund	23

Janus Henderson Global Income Managed Volatility Fund

Notes to Financial Statements (unaudited)

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency

24	DECEMBER 31, 2019

Janus Henderson Global Income Managed Volatility Fund

Notes to Financial Statements (unaudited)

translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

Dividends of net investment income are generally declared and distributed monthly and realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or the Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Other Investments and Strategies

Additional Investment Risk

In the aftermath of the 2007-2008 financial crisis, the financial sector experienced reduced liquidity in credit and other fixed-income markets, and an unusually high degree of volatility, both domestically and internationally. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. For example, the enactment of the Dodd-Frank Act in 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, over-the-counter derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the

Janus Investment Fund	25

Janus Henderson Global Income Managed Volatility Fund

Notes to Financial Statements (unaudited)

EU (commonly known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will conclude, or how financial markets will react.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Real Estate Investing

To the extent that real estate-related securities may be included in the Fund’s named benchmark index, Intech’s mathematical investment process may select equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. Effective December 16, 2019, JPMorgan Chase Bank, National Association replaced Deutsche Bank AG as securities lending agent for the Fund. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Non-Custodial Securities Lending Agreement. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus

26	DECEMBER 31, 2019

Janus Henderson Global Income Managed Volatility Fund

Notes to Financial Statements (unaudited)

Capital currently intends to primarily invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations.

There were no securities on loan as of December 31, 2019.

3. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.55% of its average daily net assets.

Intech Investment Management LLC (“Intech”) serves as subadviser to the Fund. As subadviser, Intech provides day-to-day management of the investment operations of the Fund subject to the general oversight of Janus Capital. Janus Capital owns approximately 97% of Intech.

Janus Capital pays Intech a subadvisory fee rate equal to 50% of the investment advisory fee paid by the Fund to Janus Capital (net of any fee waivers and expense reimbursements).

Janus Capital has contractually agreed to waive the advisory fee payable by the Fund or reimburse expenses in an amount equal to the amount, if any, that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.50% of the Fund’s average daily net assets. Janus Capital has agreed to continue the waivers until at least October 28, 2020. If applicable, amounts waived and/or reimbursed to the Fund by Janus Capital are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

Janus Services LLC (“Janus Services”), a wholly-owned subsidiary of Janus Capital, is the Fund’s transfer agent. In addition, Janus Services provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Fund. Janus Services is not compensated for its services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Certain, but not all, intermediaries may charge administrative fees (such as networking and omnibus) to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to Janus Services, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between Janus Services and the Fund, Janus Services may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. Janus Capital and its affiliates benefit from an increase in assets that may result from such relationships. The Funds’ Trustees have set limits on fees that the Funds may incur

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Notes to Financial Statements (unaudited)

with respect to administrative fees paid for omnibus or networked accounts. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

Effective July 1, 2019, the Board of Trustees of Janus Investment Fund approved a new administrative fee rate for Class D Shares detailed in the table below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

The Fund’s actual Class D administrative fee rate was 0.12% for the reporting period.

Prior to July 1, 2019, the Fund’s Class D Shares paid an administrative services fee at an annual rate of 0.12% of the average daily net assets of Class D Shares for shareholder services provided by Janus Services. Janus Services provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Janus Services receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. Janus Services expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. Janus Services or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to Class S Shares and Class T Shares of the Fund. Janus Services may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with Janus Capital. For all share classes, Janus Services also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Janus Services is compensated for its services related to the Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, Janus Henderson Distributors, a wholly-owned subsidiary of Janus Capital, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets, and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to Janus Henderson Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Payments under the Plan are not tied exclusively to actual 12b-1 distribution and shareholder service expenses, and the payments may exceed 12b-1 distribution and shareholder service expenses actually incurred. If any of the Fund’s actual 12b-1 distribution and shareholder service expenses incurred during a calendar year are less than the payments made during a calendar year, the Fund will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution and shareholder servicing fees” in the Statement of Operations.

Janus Capital serves as administrator to the Fund pursuant to an administration agreement between Janus Capital and the Trust. Under the administration agreement, Janus Capital is obligated to provide or arrange for the provision of

28	DECEMBER 31, 2019

Janus Henderson Global Income Managed Volatility Fund

Notes to Financial Statements (unaudited)

certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). In addition, employees of Janus Capital and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of Janus Capital employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by Janus Capital, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services Janus Capital (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of Janus Capital and/or its affiliates, are shared with the Fund. Total compensation of $230,755 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2019. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2019 on the Statement of Assets and Liabilities in the asset, “Non-interested Trustees’ deferred compensation,” and liability, “Non-interested Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2019 are included in “Non-interested Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $236,725 were paid by the Trust to the Trustees under the Deferred Plan during the period ended December 31, 2019.

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2019 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between Janus Henderson Distributors and financial intermediaries. During the period ended December 31, 2019, Janus Henderson Distributors retained upfront sales charges of $2,558.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were

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Notes to Financial Statements (unaudited)

no CDSCs paid by redeeming shareholders of Class A Shares to Janus Henderson Distributors during the period ended December 31, 2019.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended December 31, 2019, redeeming shareholders of Class C Shares paid CDSCs of $87.

4. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2019 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships and investments in passive foreign investment companies.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 256,290,232	$36,394,335	$ (8,395,314)	$ 27,999,021

30	DECEMBER 31, 2019

Janus Henderson Global Income Managed Volatility Fund

Notes to Financial Statements (unaudited)

5. Capital Share Transactions

	Period ended December 31, 2019		Year ended June 30, 2019
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	46,405	$ 661,841	163,227	$ 2,156,691
Reinvested dividends and distributions	10,563	150,434	16,925	227,958
Shares repurchased	(118,421)	(1,686,630)	(193,488)	(2,593,132)
Net Increase/(Decrease)	(61,453)	$ (874,355)	(13,336)	$ (208,483)
Class C Shares:
Shares sold	42,837	$ 605,324	159,225	$ 2,119,813
Reinvested dividends and distributions	21,206	300,010	29,032	388,096
Shares repurchased	(87,242)	(1,230,355)	(340,157)	(4,525,029)
Net Increase/(Decrease)	(23,199)	$ (325,021)	(151,900)	$ (2,017,120)
Class D Shares:
Shares sold	120,507	$ 1,709,645	235,465	$ 3,137,592
Reinvested dividends and distributions	48,155	683,892	72,950	980,410
Shares repurchased	(214,226)	(3,031,845)	(696,372)	(9,313,729)
Net Increase/(Decrease)	(45,564)	$ (638,308)	(387,957)	$ (5,195,727)
Class I Shares:
Shares sold	1,394,786	$19,895,741	3,350,168	$44,909,261
Reinvested dividends and distributions	297,453	4,247,792	405,362	5,480,369
Shares repurchased	(1,369,204)	(19,492,755)	(2,883,769)	(38,800,390)
Net Increase/(Decrease)	323,035	$ 4,650,778	871,761	$11,589,240
Class N Shares:
Shares sold	21,592	$ 308,937	33,644	$ 454,546
Reinvested dividends and distributions	5,762	82,277	8,261	111,690
Shares repurchased	(31,844)	(455,554)	(48,856)	(659,557)
Net Increase/(Decrease)	(4,490)	$ (64,340)	(6,951)	$ (93,321)
Class S Shares:
Shares sold	-	$ -	219	$ 3,000
Reinvested dividends and distributions	217	3,087	629	8,417
Shares repurchased	(2,485)	(35,062)	(16,581)	(217,458)
Net Increase/(Decrease)	(2,268)	$ (31,975)	(15,733)	$ (206,041)
Class T Shares:
Shares sold	399,897	$ 5,668,419	1,408,282	$18,776,595
Reinvested dividends and distributions	52,729	750,035	81,734	1,101,535
Shares repurchased	(415,168)	(5,892,222)	(1,910,327)	(25,938,524)
Net Increase/(Decrease)	37,458	$ 526,232	(420,311)	$ (6,060,394)

6. Purchases and Sales of Investment Securities

For the period ended December 31, 2019, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$30,098,323	$ 29,498,295	$ -	$ -

7. Recent Accounting Pronouncements

The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) in August 2018. The new guidance removes, modifies and enhances the disclosures to Topic 820. For public entities, the amendments are

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Janus Henderson Global Income Managed Volatility Fund

Notes to Financial Statements (unaudited)

effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. An entity is permitted, and Management has decided, to early adopt the removed and modified disclosures in these financial statements.

8. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2019 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

32	DECEMBER 31, 2019

Janus Henderson Global Income Managed Volatility Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund is required to disclose its complete holdings as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Fund shareholders. Historically, the Fund filed its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters each fiscal year on Form N-Q. The Fund’s Form N-PORT and Form N-Q filings: (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series, each of whom serves as an “independent” Trustee (the “Trustees”), oversee the management of each Portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each Fund of Janus Investment Fund (together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreements for the Janus Henderson Funds that utilize subadvisers.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Capital and the respective subadvisers in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At a meeting held on December 5, 2019, based on the Trustees’ evaluation of the information provided by Janus Capital, the subadvisers, and the independent fee consultant, as well as other information, the Trustees determined that the overall arrangements between each Janus Henderson Fund and Janus Capital and each subadviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by Janus Capital, its affiliates and the subadvisers, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund, and the subadvisory agreement for each subadvised Janus Henderson Fund, for the period from February 1, 2020 through February 1, 2021, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

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Janus Henderson Global Income Managed Volatility Fund

Additional Information (unaudited)

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent and quality of the services provided by Janus Capital and the subadvisers to the Janus Henderson Funds, taking into account the investment objective, strategies and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of Janus Capital and each subadviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by Janus Capital or the subadvisers, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered Janus Capital’s role as administrator to the Janus Henderson Funds, noting that Janus Capital generally, does not receive a fee for its services but is reimbursed for its out-of-pocket costs. The Trustees considered the role of Janus Capital in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that Janus Capital provides a number of different services for the Janus Henderson Funds and fund shareholders, ranging from investment management services to various other servicing functions, and that, in its view, Janus Capital is a capable provider of those services. The independent fee consultant also provided its belief that Janus Capital has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent and quality of the services provided by Janus Capital or the subadviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory and subadvisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that Janus Capital and each subadviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable funds and peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, the independent fee consultant found that the overall Janus Henderson Funds’ performance has been reasonable: for the 36 months ended September 30, 2019, approximately 69% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar, and for the 12 months ended September 30, 2019, approximately 71% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar.

The Trustees considered the performance of each Fund, noting that performance may vary by share class, and noted the following:

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

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Janus Henderson Global Income Managed Volatility Fund

Additional Information (unaudited)

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Developed World Bond Fund, the Trustees noted the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12

Janus Investment Fund	35

Janus Henderson Global Income Managed Volatility Fund

Additional Information (unaudited)

months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson International Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson International Small Cap Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and its limited performance history.

• For Janus Henderson International Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital and Perkins had taken or were taking to improve performance, and that the performance trend was improving

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

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Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson U.S. Growth Opportunities Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital and Geneva had taken or were taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

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Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital and Intech had taken or were taking to improve performance, and that the performance trend was improving.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital and Perkins had taken or were taking to improve performance, and that the performance trend was improving.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory and subadvisory agreement(s).

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant and noted that the rate of management fees (investment advisory and any administration but excluding out-of-pocket costs) for many of the Janus Henderson Funds, after applicable waivers, was below the average management fee rate of the respective peer group of funds selected by an independent data provider. The Trustees also examined information regarding the subadvisory fees charged for subadvisory services, as applicable, noting that all such fees were paid by Janus Capital out of its management fees collected from such Janus Henderson Fund.

The independent fee consultant provided its belief that the management fees charged by Janus Capital to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by Janus Capital. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of their respective Broadridge Expense Group

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peers; and (3) and the management fees for the Janus Henderson Funds, on average, were 7% under the average management fees for their Expense Groups. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group peers and to average total expenses for its Broadridge Expense Universe.

For certain Janus Henderson Funds, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable in light of performance trends, performance histories, and existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by Janus Capital and each subadviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by Janus Capital and each subadviser to comparable separate account clients and to comparable non-affiliated funds subadvised by Janus Capital or by a subadviser (for which Janus Capital or the subadviser provides only or primarily portfolio management services). Although in most instances subadvisory and separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that Janus Capital noted that, under the terms of the management agreements with the Janus Henderson Funds, Janus Capital performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, trustee support, regulatory compliance and numerous other services, and that, in serving the Janus Henderson Funds, Janus Capital assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, they noted that the independent fee consultant found that: (1) the management fees Janus Capital charges to the Janus Henderson Funds are reasonable in relation to the management fees Janus Capital charges to funds subadvised by Janus Capital and to the fees Janus Capital charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs; and (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged to Janus Henderson subadvised fund and separate account investors; (4) 11 of 12 Janus Henderson Funds have lower management fees than similar funds subadvised by Janus Capital; and (5) six of nine Janus Henderson Funds have lower management fees than similar separate accounts managed by Janus Capital.

The Trustees considered the fees for each Fund for its fiscal year ended in 2018, and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”):

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

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Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

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• For Janus Henderson Global Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable.

• For Janus Henderson International Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson International Small Cap Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for both share classes.

• For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

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• For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson U.S. Growth Opportunities Fund, that Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that, although the Fund’s expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

The Trustees reviewed information on the overall profitability to Janus Capital and its affiliates of their relationship with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses, and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to Janus Capital from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether Janus Capital and each subadviser receive adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is

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necessarily a product of the allocation methodology utilized by Janus Capital to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found that (1) the expense allocation methodology and rationales utilized by Janus Capital were reasonable and (2) no clear correlation between expense allocations and operating margins. The Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that Janus Capital’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to Janus Capital and its affiliates, as well as the fees paid by Janus Capital to the subadvisers of subadvised Janus Henderson Funds, were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees Janus Capital and the subadvisers charge to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by Janus Capital and any subadviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by Janus Capital.

Economies of Scale

The Trustees considered information about the potential for Janus Capital to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in November 2019 which provided its research and analysis into economies of scale. They also noted that, although many Janus Henderson Funds pay advisory fees at a base fixed rate as a percentage of net assets, without any breakpoints or performance fees, their independent fee consultant concluded that 64% of these Janus Henderson Funds’ share classes have contractual management fees (gross of waivers) below their Broadridge expense group averages. They also noted the following: (1) that for those Janus Henderson Funds whose expenses are being reduced by the contractual expense limitations of Janus Capital, Janus Capital is subsidizing certain of these Janus Henderson Funds because they have not reached adequate scale; (2) as the assets of some of the Janus Henderson Funds have declined in the past few years, certain Janus Henderson Funds have benefited from having advisory fee rates that have remained constant rather than increasing as assets declined; (3) performance fee structures have been implemented for various Janus Henderson Funds that have caused the effective rate of advisory fees payable by such a Janus Henderson Fund to vary depending on the investment performance of the Janus Henderson Fund relative to its benchmark index over the measurement period; and (4) a few Janus Henderson Funds have fee schedules with breakpoints and reduced fee rates above certain asset levels. The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

The Trustees also considered the independent fee consultant’s conclusion that, given the limitations of various analytical approaches to economies of scale and their conflicting results, it is difficult to analytically confirm or deny the existence of economies of scale in the Janus Henderson complex. In this regard, the independent consultant concluded that (1) to the extent there were economies of scale at Janus Capital, Janus Capital’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds which have not yet achieved those economies and (2) by setting lower fixed fees from the start on these Janus Henderson Funds, Janus Capital appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any scale economies that may exist. Further, the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at Janus Capital.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between Janus Capital and the Janus

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Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

Other Benefits to Janus Capital

The Trustees also considered benefits that accrue to Janus Capital and its affiliates and subadvisers to the Janus Henderson Funds from their relationships with the Janus Henderson Funds. They recognized that two affiliates of Janus Capital separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market funds for services provided, and that such compensation contributes to the overall profitability of Janus Capital and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered Janus Capital’s past and proposed use of commissions paid by the Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of Janus Capital and/or Janus Capital, and/or a subadviser to a Janus Henderson Fund. The Trustees concluded that Janus Capital’s and the subadvisers’ use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit each Janus Henderson Fund. The Trustees also concluded that, other than the services provided by Janus Capital and its affiliates and subadvisers pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and Janus Capital and the subadvisers may potentially benefit from their relationship with each other in other ways. They concluded that Janus Capital and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by Janus Capital and its affiliates. They also concluded that Janus Capital and/or the subadvisers benefit from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from Janus Capital’s and/or the subadvisers’ receipt of those products and services as well as research products and services acquired through commissions paid by other clients of Janus Capital and/or other clients of the subadvisers. They further concluded that the success of any Janus Henderson Fund could attract other business to Janus Capital, the subadvisers or other Janus Henderson funds, and that the success of Janus Capital and the subadvisers could enhance Janus Capital’s and the subadvisers’ ability to serve the Janus Henderson Funds.

Approval of an Amended and Restated Investment Advisory Agreement for Janus Henderson Small-Mid Cap Value Fund (formerly, Janus Henderson Select Value Fund)

Janus Capital Management LLC (“Janus Capital”) met with the Trustees, each of whom serves as an “independent” Trustee (the “Trustees”), on December 5, 2018 and March 14, 2019, to discuss the Amended and Restated Investment Advisory Agreement (the “Amended Advisory Agreement”) for Janus Henderson Small-Mid Cap Value Fund (formerly, Janus Henderson Select Value Fund) (“Small-Mid Cap Value Fund”) and other matters related to investment strategy changes to shift the market capitalization focus of Small-Mid Cap Value Fund (the “Strategy Change”). At these meetings, the Trustees discussed the Amended Advisory Agreement and the Strategy Change with their independent counsel, separately from management. During the course of the meetings, the Trustees requested and considered such information as they deemed relevant to their deliberations. At the meeting held on March 14, 2019, the Trustees, upon the recommendation of Janus Capital, voted unanimously to approve the Amended Advisory Agreement for Small-Mid Cap Value Fund, and recommended that the Amended Advisory Agreement be submitted to shareholders for approval. The Trustees also approved matters related to the Strategy Change, effective upon approval of the Amended Advisory Agreement by the Fund’s shareholders.

In determining whether to approve the Amended Advisory Agreement, the Trustees noted their most recent consideration of Small-Mid Cap Value Fund’s current advisory agreement (the “Current Advisory Agreement”) as part of the Trustees’ annual review and consideration of whether to continue the investment advisory agreement and sub-advisory agreement, as applicable, for each Janus Henderson fund, including Small-Mid Cap Value Fund (the “Annual Review”). The Trustees noted that in connection with the Annual Review: (i) the Trustees received and reviewed information provided by Janus Capital and each sub-adviser, including Perkins Investment Management LLC (“Perkins”), in response to requests of the Trustees and their independent legal counsel, and also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant; and (ii) throughout the Annual Review, the Trustees were advised by their independent legal counsel. The Trustees also noted that based on the Trustees’ evaluation of the information provided by Janus Capital, Perkins, and the independent fee consultant, as well as other information, the Trustees determined that the overall arrangements between Small-Mid Cap

44	DECEMBER 31, 2019

Janus Henderson Global Income Managed Volatility Fund

Additional Information (unaudited)

Value Fund and Janus Capital and Perkins were fair and reasonable in light of the nature, extent and quality of the services provided by Janus Capital, its affiliates and Perkins, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and the Trustees unanimously approved the continuation of the Current Advisory Agreement for another year.

In considering the Amended Advisory Agreement, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the Amended Advisory Agreement are discussed separately below.

• The Trustees determined that the terms of the Amended Advisory Agreement are substantially similar to those of the Current Advisory Agreement, which the Trustees recently reviewed as part of the Annual Review, and the material changes made to the Amended Advisory Agreement address the proposed change to the benchmark index and the description of the period used for calculating the performance fee in order to allow for continuity of the fee based on Small-Mid Cap Value Fund’s historical performance over a 36-month measurement period.

• As part of the Strategy Change, Small-Mid Cap Value Fund will focus its investments on common stocks of companies that are small- and mid-capitalization stocks. The Trustees determined that the proposed benchmark index, the Russell 2500TM Value Index, is more closely aligned with a small- and mid-cap stock focus than Small-Mid Cap Value Fund’s current benchmark index, the Russell 3000® Value Index.

• Under the Amended Advisory Agreement, the structure of the performance fee was not changing, other than to utilize a different benchmark and performance calculation period to implement the new benchmark over time, and that this structure had been implemented initially for Small-Mid Cap Value Fund based on analysis provided by the independent fee consultant. The Trustees considered the information provided by Janus Capital in this regard, and noted Janus Capital’s belief that this performance fee structure remained reasonable and appropriate for Small-Mid Cap Value Fund. The Trustees concluded that this performance fee structure was reasonable for Small-Mid Cap Value Fund as proposed, and also determined to seek further analysis from their independent fee consultant with respect to this matter. In this regard, Janus Capital agreed to consider further revisions to the proposed performance fee structure should that be needed based on the additional analysis provided.

• As part of the Strategy Change, Perkins will continue to provide sub-advisory services to Small-Mid Cap Value Fund, but will utilize new portfolio managers to implement Small-Mid Cap Value Fund’s focus on common stocks of companies that are small- and mid-capitalization stocks. In this regard, the Trustees noted the information provided by Janus Capital with respect to the qualifications and experience of the new portfolio managers implementing investment strategies similar to the one to be utilized by Small-Mid Cap Value Fund, and also noted that Perkins and the new portfolio managers provide sub-advisory services to other Janus Henderson funds the Trustees oversee.

• The information provided by Janus Capital with respect to (i) the impact of the Amended Advisory Agreement on the potential advisory fees to be paid by Small-Mid Cap Value Fund going forward; and (ii) the potential transaction costs and capital gains to be incurred by Small-Mid Cap Value Fund as part of the efforts to reposition Small-Mid Cap Value Fund’s portfolio to focus its investments on common stocks of companies that are small- and mid-capitalization stocks. In this regard, the Trustees noted that Small-Mid Cap Value Fund’s operating costs were not expected otherwise to materially change under the Amended Advisory Agreement.

• Janus Capital’s reasons for seeking to implement the Strategy Change, including Janus Capital’s belief that current marketplace demands for a small and mid-cap strategy, combined with Perkins’ experience in managing small- and mid-cap stocks, will provide greater opportunity for Small-Mid Cap Value Fund to grow over the long-term, and that the Strategy Change is designed to create asset growth through increased sales for Small-Mid Cap Value Fund, potentially resulting in increased operational efficiencies for Small-Mid Cap Value Fund.

• Janus Capital will pay the fees and expenses related to seeking shareholder approval of the Amended Advisory Agreement, including the costs related to the preparation and distribution of proxy materials, and all other costs incurred in connection with the solicitation of proxies.

After discussion, the Trustees determined that the overall arrangements between Small-Mid Cap Value Fund, Janus Capital, and Perkins under the Amended Advisory Agreement would continue to be fair and reasonable in light of the

Janus Investment Fund	45

Janus Henderson Global Income Managed Volatility Fund

Additional Information (unaudited)

nature, extent, and quality of the services expected to be provided by Janus Capital, its affiliates, and Perkins following the Strategy Change.

46	DECEMBER 31, 2019

Janus Henderson Global Income Managed Volatility Fund

Useful Information About Your Fund Report (unaudited)

Management Commentary

The Management Commentary in this report includes valuable insight as well as statistical information to help you understand how your Fund’s performance and characteristics stack up against those of comparable indices.

If the Fund invests in foreign securities, this report may include information about country exposure. Country exposure is based primarily on the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived.

Please keep in mind that the opinions expressed in the Management Commentary are just that: opinions. They are a reflection based on best judgment at the time this report was compiled, which was December 31, 2019. As the investing environment changes, so could opinions. These views are unique and are not necessarily shared by fellow employees or by Janus Henderson in general.

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of Janus Capital and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Barclays and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

Janus Investment Fund	47

Janus Henderson Global Income Managed Volatility Fund

Useful Information About Your Fund Report (unaudited)

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected. If you compare the Fund’s “Net Decrease from Dividends and Distributions” to “Reinvested Dividends and Distributions,” you will notice that dividends and distributions have little effect on the Fund’s net assets. This is because the majority of the Fund’s investors reinvest their dividends and/or distributions.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the

48	DECEMBER 31, 2019

Janus Henderson Global Income Managed Volatility Fund

Useful Information About Your Fund Report (unaudited)

total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

Janus Investment Fund	49

Knowledge. Shared

At Janus Henderson, we believe in the sharing of expert insight for better investment and business decisions. We call this ethos Knowledge. Shared.

Learn more by visiting janushenderson.com.

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson, Janus, Henderson, Perkins, Intech and Knowledge. Shared are trademarks of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.

Janus Henderson Distributors

125-24-93013 02-20

SEMIANNUAL REPORT December 31, 2019

Janus Henderson Government Money Market Fund

Janus Investment Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by contacting a Janus Henderson representative. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by visiting janushenderson.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you do not invest directly with the Fund, you should contact your plan sponsor, broker-dealer, or financial intermediary, to request to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-525-3713 to let the Fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Janus Henderson mutual funds where held (i.e., all Janus Henderson mutual funds held in your account if you invest through your financial intermediary or all Janus Henderson mutual funds held with the fund complex if you invest directly with a fund).

Janus Henderson Government Money Market Fund

Janus Henderson Government Money Market Fund (unaudited)

Performance

David Spilsted co-portfolio manager	Garrett Strum co-portfolio manager

Average Annual Total Return		Seven-Day Current Yield
For the periods ended December 31, 2019		Class D Shares(1)
Class D Shares(1)		With Reimbursement	1.06%
Fiscal Year-to-Date	0.72%	Without Reimbursement	1.06%
1 Year	1.64%	Class T Shares
5 Year	0.65%	With Reimbursement	1.04%
10 Year	0.33%	Without Reimbursement	1.04%
Since Inception (February 14, 1995)	2.15%	Expense Ratios
Class T Shares		Per the October 28, 2019 prospectuses
Fiscal Year-to-Date	0.71%	Class D Shares(1)
1 Year	1.62%	Total Annual Fund Operating Expenses	0.69%
5 Year	0.64%	Class T Shares
10 Year	0.32%	Total Annual Fund Operating Expenses	0.71%
Since Inception (February 14, 1995)	2.15%

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The Fund will normally invest at least 80% of its net assets, measured at the time of purchase, in the type of securities described by its name.

Returns include reinvestment of all dividends and distributions.

The yield more closely reflects the current earnings of the money market fund than the total return.

Class D Shares of the Fund commenced operations on February 16, 2010. Performance shown for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, the initial share class (renamed Class T Shares effective February 16, 2010), calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

If Class D Shares of the Fund had been available during periods prior to February 16, 2010, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class D Shares reflects the fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

See “Useful Information About Your Fund Report.”

See Financial Highlights for actual expense ratios during the reporting period.

(1) Closed to certain new investors.

Janus Investment Fund	1

Janus Henderson Government Money Market Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in either share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/19)	Ending Account Value (12/31/19)	Expenses Paid During Period (7/1/19 - 12/31/19)†	Beginning Account Value (7/1/19)	Ending Account Value (12/31/19)	Expenses Paid During Period (7/1/19 - 12/31/19)†	Net Annualized Expense Ratio (7/1/19 - 12/31/19)
Class D Shares	$1,000.00	$1,007.20	$2.93	$1,000.00	$1,022.22	$2.95	0.58%
Class T Shares	$1,000.00	$1,007.10	$3.03	$1,000.00	$1,022.12	$3.05	0.60%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

2	DECEMBER 31, 2019

Janus Henderson Government Money Market Fund

Schedule of Investments (unaudited)

December 31, 2019

Principal Amounts		Value
U.S. Government Agency Notes – 64.2%
Federal Farm Credit Discount Notes:
1.6084%, 1/23/20	$3,000,000	$2,997,209
1.5663%, 3/4/20	3,000,000	2,991,981
		5,989,190
Federal Home Loan Bank Discount Notes:
1.6664%, 1/3/20	3,000,000	2,999,862
1.7080%, 1/6/20	3,000,000	2,999,436
1.5642%, 1/7/20	3,000,000	2,999,353
1.7131%, 1/8/20	3,000,000	2,999,151
1.5645%, 1/9/20	3,000,000	2,999,095
1.5739%, 1/10/20	3,000,000	2,998,959
1.5692%, 1/13/20	3,000,000	2,998,573
1.6978%, 1/15/20	3,000,000	2,998,177
1.5541%, 1/16/20	6,000,000	5,996,403
1.5993%, 1/17/20	3,000,000	2,998,017
1.5564%, 1/21/20	3,000,000	2,997,556
1.5332%, 1/22/20	3,000,000	2,997,465
1.6674%, 1/23/20	3,000,000	2,997,108
1.6365%, 1/24/20	6,000,000	5,994,051
1.5797%, 1/28/20	3,000,000	2,996,606
1.6197%, 1/29/20	6,000,000	5,992,774
1.5797%, 1/30/20	3,000,000	2,996,345
1.5728%, 1/31/20	6,000,000	5,992,462
1.5799%, 2/3/20	3,000,000	2,995,823
1.6236%, 2/4/20	6,000,000	5,991,148
1.5601%, 2/5/20	3,000,000	2,995,617
1.5842%, 2/6/20	3,000,000	2,995,419
1.5550%, 2/7/20	3,000,000	2,995,375
1.5701%, 2/11/20	3,000,000	2,994,812
1.5804%, 2/12/20	3,000,000	2,994,647
1.5943%, 2/13/20	3,000,000	2,994,469
1.5845%, 2/14/20	6,000,000	5,988,744
1.5350%, 2/20/20	3,000,000	2,993,786
1.5886%, 2/21/20	3,000,000	2,993,440
1.5850%, 2/25/20	3,000,000	2,992,932
1.5750%, 2/28/20	3,000,000	2,992,586
1.5549%, 3/6/20	3,000,000	2,991,782
1.5804%, 3/11/20	3,000,000	2,990,997
1.5449%, 3/13/20	3,000,000	2,990,943
1.7939%, 4/1/20	3,000,000	2,986,695
1.6015%, 4/9/20	3,000,000	2,987,053
		125,817,661
FHLMC Multifamily VRD Certificates Taxable:
1.8600%, 1/15/42¶	5,101,710	5,099,247
Freddie Mac Discount Notes:
1.8809%, 1/2/20	3,000,000	3,000,000
1.7967%, 1/22/20	3,000,000	2,997,034
1.5549%, 3/9/20	3,000,000	2,991,397
		8,988,431
Total U.S. Government Agency Notes (cost $145,894,529)		145,894,529
Variable Rate Demand Notes¶ – 16.2%
AE REALTY LLC (LOC: FHLB Dallas), 1.9000%, 10/1/23	380,000	380,000
Clearwater Solutions LLC (LOC: FHLB Atlanta), 1.8800%, 9/1/21	275,000	275,000
Cypress Bend Real Estate Development Co LLC (LOC: FHLB Dallas),
1.7500%, 4/1/33	9,000,000	9,000,000
Florida Food Products Inc (LOC: FHLB Atlanta), 1.8100%, 12/1/22	1,030,000	1,030,000
Greer Family LLC (LOC: FHLB Dallas), 1.7500%, 8/1/31	3,000,000	3,000,000
Irrevocable Trust Agreement John A Thomas & Elizabeth F Thomas (LOC: FHLB
Dallas), 1.8100%, 12/1/20	2,500,000	2,500,000

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	3

Janus Henderson Government Money Market Fund

Schedule of Investments (unaudited)

December 31, 2019

Principal Amounts		Value
Variable Rate Demand Notes¶ – (continued)
Johnson Capital Management LLC (LOC: FHLB Indianapolis), 1.9000%, 6/3/47	$2,845,000	$2,845,000
Kenneth Rosenthal Irrevocable Life Insurance Trust (LOC: FHLB Dallas),
1.7500%, 4/1/36	6,425,000	6,425,000
Lake Nona Trust (LOC: FHLB Atlanta), 1.8300%, 10/1/44	2,700,000	2,700,000
Mississippi Business Finance Corp (LOC: FHLB Dallas), 1.9600%, 9/1/21	640,000	640,000
Mississippi Business Finance Corp (LOC: FHLB Dallas), 1.8600%, 12/1/35	2,840,000	2,840,000
Thomas H Turner Family Irrevocably Trust (LOC: FHLB Dallas),
1.7500%, 6/1/20	4,500,000	4,500,000
Tyler Enterprises LLC (LOC: FHLB Dallas), 1.9000%, 10/3/22	715,000	715,000
Total Variable Rate Demand Notes (cost $36,850,000)		36,850,000
Repurchase Agreementsë – 19.5%
Credit Agricole, New York, Joint repurchase agreement, 1.5000%, dated 12/31/19, maturing 1/2/20 to be repurchased at $5,000,417 collateralized by $5,063,833 in U.S. Treasuries 1.6250% - 2.1250%, 5/15/25 - 5/15/26 with a value of $5,100,001	5,000,000	5,000,000
Goldman Sachs & Co., Joint repurchase agreement, 1.5200%, dated 12/31/19, maturing 1/2/20 to be repurchased at $5,000,422 collateralized by $5,075,030 in U.S. Government Agencies 3.3096% - 15.3900%, 2/15/33 - 1/20/48 with a value of $5,100,000	5,000,000	5,000,000
HSBC Securities (USA), Inc., Joint repurchase agreement, 1.5600%, dated 12/31/19, maturing 1/2/20 to be repurchased at $10,000,867 collateralized by $10,198,787 in U.S. Government Agencies 0% - 4.7500%, 1/13/22 - 11/20/47 with a value of $10,200,000	10,000,000	10,000,000
ING Financial Markets LLC, Joint repurchase agreement, 1.5100%, dated 12/31/19, maturing 1/2/20 to be repurchased at $5,000,419 collateralized by $4,832,815 in U.S. Government Agencies 2.5000% - 5.0000%, 8/1/24 - 7/1/56 with a value of $5,100,428	5,000,000	5,000,000
Royal Bank of Canada, NY Branch, Joint repurchase agreement, 1.4900%, dated 12/31/19, maturing 1/2/20 to be repurchased at $9,200,762 collateralized by $8,920,559 in U.S. Government Agencies 2.0646% - 28.8615%, 11/1/32 - 6/1/51 with a value of $9,384,777	9,200,000	9,200,000
Wells Fargo Securities LLC, Joint repurchase agreement, 1.5100%, dated 12/31/19, maturing 1/2/20 to be repurchased at $10,000,839 collateralized by $9,883,904 in U.S. Government Agencies 3.5000%, 8/1/49 with a value of $10,200,856	10,000,000	10,000,000
Total Repurchase Agreements (cost $44,200,000)		44,200,000
Total Investments (total cost $226,944,529) – 99.9%		226,944,529
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		337,851
Net Assets – 100%		$227,282,380

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

4	DECEMBER 31, 2019

Janus Henderson Government Money Market Fund

Notes to Schedule of Investments and Other Information (unaudited)

LLC	Limited Liability Company
LOC	Letter of Credit

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to “put” back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

¶

Variable rate demand notes are not based on a published reference rate and spread; they are determined by the issuer or remarketing agent and current market conditions. The reference rate in the security description is as of December 31, 2019.

ë	The Fund may have elements of risk due to concentration of investments. Such concentrations may subject the Fund to additional risks.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2019. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
U.S. Government Agency Notes	$-	$145,894,529	$-
Variable Rate Demand Notes	-	36,850,000	-
Repurchase Agreements	-	44,200,000	-
Total Assets	$-	$226,944,529	$-

Janus Investment Fund	5

Janus Henderson Government Money Market Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2019

Assets:
Investments, at value(1)	$182,744,529
Repurchase agreements, at value(2)	44,200,000
Cash	165,917
Non-interested Trustees' deferred compensation	5,827
Receivables:
Fund shares sold	636,118
Interest	57,702
Other assets	8,345
Total Assets	227,818,438
Liabilities:
Payables:	—
Fund shares repurchased	376,495
Administration services fees	92,175
Professional fees	26,981
Advisory fees	20,008
Non-interested Trustees' deferred compensation fees	5,827
Dividends	764
Non-interested Trustees' fees and expenses	14
Accrued expenses and other payables	13,794
Total Liabilities	536,058
Net Assets	$227,282,380
Net Assets Consist of:
Capital (par value and paid-in surplus)	$227,285,117
Total distributable earnings (loss)	(2,737)
Total Net Assets	$227,282,380
Net Assets - Class D Shares	$219,330,113
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	219,340,028
Net Asset Value Per Share	$1.00
Net Assets - Class T Shares	$7,952,267
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	7,952,511
Net Asset Value Per Share	$1.00

(1) Includes cost of $182,744,529. (2) Includes cost of repurchase agreements of $44,200,000.

See Notes to Financial Statements.

6	DECEMBER 31, 2019

Janus Henderson Government Money Market Fund

Statement of Operations (unaudited)

For the period ended December 31, 2019

Investment Income:
Interest	$2,241,218
Other income	7,264
Total Investment Income	2,248,482
Expenses:
Advisory fees	226,562
Administration services fees:
Class D Shares	501,677
Class T Shares	20,259
Professional fees	19,411
Non-interested Trustees’ fees and expenses	2,546
Total Expenses	770,455
Less: Excess Expense Reimbursement and Waivers	(113,281)
Net Expenses	657,174
Net Investment Income/(Loss)	1,591,308
Net Increase/(Decrease) in Net Assets Resulting from Operations	$1,591,308

See Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Government Money Market Fund

Statements of Changes in Net Assets

	Period ended December 31, 2019 (unaudited)	Year ended June 30, 2019

Operations:
Net investment income/(loss)	$1,591,308	$3,489,452
Net realized gain/(loss) on investments	—	5,414
Net Increase/(Decrease) in Net Assets Resulting from Operations	1,591,308	3,494,866
Dividends and Distributions to Shareholders
Class D Shares	(1,532,489)	(3,355,313)
Class T Shares	(58,817)	(134,541)
Net Decrease from Dividends and Distributions to Shareholders	(1,591,306)	(3,489,854)
Capital Share Transactions:
Class D Shares	16,750,476	14,361,437
Class T Shares	103,656	(695,839)
Net Increase/(Decrease) from Capital Share Transactions	16,854,132	13,665,598
Net Increase/(Decrease) in Net Assets	16,854,134	13,670,610
Net Assets:
Beginning of period	210,428,246	196,757,636
End of period	$227,282,380	$210,428,246

See Notes to Financial Statements.

8	DECEMBER 31, 2019

Janus Henderson Government Money Market Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.01	0.02	0.01	—(2)	—(2)	—(2)
Net realized and unrealized gain/(loss)(2)	—	—	—	—	—	—
Total from Investment Operations	0.01	0.02	0.01	—	—	—
Less Dividends and Distributions:
Dividends (from net investment income)	(0.01)	(0.02)	(0.01)	—(2)	—	—(2)
Total Dividends and Distributions	(0.01)	(0.02)	(0.01)	—	—	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return*	0.72%	1.71%	0.79%	0.05%	0.00%	0.00%
Net Assets, End of Period (in thousands)	$219,330	$202,580	$188,213	$179,761	$160,769	$150,121
Average Net Assets for the Period (in thousands)	$215,576	$197,526	$185,892	$181,337	$155,300	$157,321
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.68%	0.69%	0.69%	0.68%	0.68%	0.69%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.58%	0.59%	0.59%	0.58%	0.28%	0.13%
Ratio of Net Investment Income/(Loss)	1.41%	1.70%	0.79%	0.05%	0.00%(3)	0.00%(3)

Class T Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.01	0.02	0.01	—(2)	—(2)	—(2)
Net realized and unrealized gain/(loss)(2)	—	—	—	—	—	—
Total from Investment Operations	0.01	0.02	0.01	—	—	—
Less Dividends and Distributions:
Dividends (from net investment income)	(0.01)	(0.02)	(0.01)	—(2)	—	—(2)
Total Dividends and Distributions	(0.01)	(0.02)	(0.01)	—	—	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return*	0.71%	1.70%	0.76%	0.04%	0.00%	0.00%
Net Assets, End of Period (in thousands)	$7,952	$7,849	$8,544	$7,458	$3,614	$3,091
Average Net Assets for the Period (in thousands)	$8,351	$8,055	$8,262	$8,190	$3,323	$3,611
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.70%	0.71%	0.72%	0.71%	0.70%	0.71%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.60%	0.61%	0.62%	0.61%	0.29%	0.13%
Ratio of Net Investment Income/(Loss)	1.40%	1.67%	0.76%	0.04%	0.00%(3)	0.00%(3)

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

(3) Less than 0.005%.

See Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Government Money Market Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Government Money Market Fund (the “Fund”) is a series fund. The Fund is part of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 47 Funds which include multiple series of shares, with differing investment objectives and policies. The Fund seeks capital preservation and liquidity with current income as a secondary objective.

The Fund offers two classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer both classes of shares. Class D Shares are closed to certain new investors.

The Fund operates as a “government money market fund” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended. As a government money market fund, the Fund pursues its investment objectives by normally investing at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities).

As a government money market fund, the Fund is not required to impose a liquidity fee and/or a redemption gate on fund redemptions. The Trustees have determined not to subject the Fund to a liquidity fee and/or a redemption gate on fund redemptions. The Trustees have reserved its ability to change this determination with respect to liquidity fees and/or redemption gates, but only after providing appropriate prior notice to shareholders.

Shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with accounting principles generally accepted in the United States of America).

Class D Shares are generally no longer being made available to new investors who do not already have a direct account with the Janus Henderson funds. Class D Shares are available only to investors who hold accounts directly with the Janus Henderson funds, to immediate family members or members of the same household of an eligible individual investor, and to existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with Janus Capital Management LLC (“Janus Capital”) or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Liquidity

The Fund has adopted liquidity requirements (measured at the time of purchase) as noted:

The Fund will limit its investments in illiquid securities to 5% or less of its total assets.

Daily liquidity. The Fund will invest at least 10% of its total assets in “daily liquid assets,” which generally include cash (including demand deposits), direct obligations of the U.S. Government, securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within one business day, and/or amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.

Weekly liquidity. The Fund will invest at least 30% of its assets in “weekly liquid assets,” which generally include cash (including demand deposits), direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, and securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within five business days.

10	DECEMBER 31, 2019

Janus Henderson Government Money Market Fund

Notes to Financial Statements (unaudited)

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Investments held by the Fund are valued utilizing the amortized cost method of valuation permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under the amortized cost method, which does not take into account unrealized capital gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE.

Periodic review and monitoring of the valuation of short-term securities is performed in an effort to ensure that amortized cost approximates market value. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are

Janus Investment Fund	11

Janus Henderson Government Money Market Fund

Notes to Financial Statements (unaudited)

allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Dividends and Distributions

Dividends, if any, are declared daily and distributed monthly for the Fund. Realized capital gains, if any, are declared and distributed in December. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or the Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Other Investments and Strategies

Additional Investment Risk

In the aftermath of the 2007-2008 financial crisis, the financial sector experienced reduced liquidity in credit and other fixed-income markets, and an unusually high degree of volatility, both domestically and internationally. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. For example, the enactment of the Dodd-Frank Act in 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, over-the-counter derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme

12	DECEMBER 31, 2019

Janus Henderson Government Money Market Fund

Notes to Financial Statements (unaudited)

volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (commonly known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will conclude, or how financial markets will react.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Fund may be exposed to counterparty risk through its investments in certain securities, including, but not limited to, repurchase agreements and debt securities. The Fund intends to enter into financial transactions with counterparties that Janus Capital Management LLC (“Janus Capital”) believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

The following table presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the Fund's Schedule of Investments.

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

Credit Agricole, New York	$5,000,000	$—	$(5,000,000)	$—
Goldman Sachs & Co.	5,000,000	—	(5,000,000)	—
HSBC Securities (USA), Inc.	10,000,000	—	(10,000,000)	—
ING Financial Markets LLC	5,000,000	—	(5,000,000)	—
Royal Bank of Canada, NY Branch	9,200,000	—	(9,200,000)	—
Wells Fargo Securities LLC	10,000,000	—	(10,000,000)	—

Total	$44,200,000	$—	$(44,200,000)	$—
(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Investment Fund	13

Janus Henderson Government Money Market Fund

Notes to Financial Statements (unaudited)

All repurchase agreements are transacted under legally enforceable master repurchase agreements that give the Fund, in the event of default by the counterparty, the right to liquidate securities held and to offset receivables and payables with the counterparty. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest.

Repurchase Agreements

The Fund and other funds advised by Janus Capital or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Variable and Floating Rate Notes

The Fund also may purchase variable and floating rate demand notes of corporations and other entities, which are unsecured obligations redeemable upon not more than 30 days’ notice. The Fund may purchase variable and floating rate demand notes of U.S. Government issuers or commercial banks. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days’ notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid investment. The rate of interest on securities purchased by a Fund may be tied to short-term Treasury or other government securities or indices on securities that are permissible investments of the Funds, as well as other money market rates of interest. The Funds will not purchase securities whose values are tied to interest rates or indices that are not appropriate for the duration and volatility standards of a money market fund.

3. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays Janus Capital Management LLC (“Janus Capital”) an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.20% of its average daily net assets.

Janus Capital has voluntarily agreed to waive one-half of the Fund’s investment advisory fee. Janus Capital may also voluntarily waive and/or reimburse additional fees to the extent necessary to assist the Fund in attempting to maintain a yield of at least 0.00%. These waivers and reimbursements are voluntary and could change or be terminated at any time at the discretion of Janus Capital. There is no guarantee that the Fund will maintain a positive yield. If applicable, amounts waived and/or reimbursed to the Fund by Janus Capital are disclosed as “Excess Expense Reimbursement” on the Statement of Operations.

Class D Shares and Class T Shares of the Fund compensate Janus Capital at an annual rate of 0.46% and 0.48%, respectively, of average daily net assets for providing certain administration services including, but not limited to, oversight and coordination of the Fund’s service providers, recordkeeping and registration functions and also to pay for costs such as shareholder servicing and custody. These amounts are disclosed as “Administration services fees” on the Statement of Operations. A portion of the Fund’s administration fee is paid to BNP Paribas Financial Services ("BPFS"). BPFS provides certain administrative services to the Fund, including services related to Fund accounting, calculation of the Fund’s daily NAV, and Fund audit, tax, and reporting obligations, pursuant to a sub-administration agreement with Janus Capital on behalf of the Fund. Janus Capital does not receive any additional compensation, beyond the administration services fee for serving as administrator.

14	DECEMBER 31, 2019

Janus Henderson Government Money Market Fund

Notes to Financial Statements (unaudited)

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2019 on the Statement of Assets and Liabilities in the asset, “Non-interested Trustees’ deferred compensation,” and liability, “Non-interested Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2019 are included in “Non-interested Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $236,725 were paid by the Trust to the Trustees under the Deferred Plan during the period ended December 31, 2019.

4. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains.

5. Capital Share Transactions

	Period ended December 31, 2019		Year ended June 30, 2019
	Shares	Amount	Shares	Amount

Class D Shares:
Shares sold	71,079,771	$71,079,768	136,486,110	$136,486,148
Reinvested dividends and distributions	1,511,090	1,511,090	3,310,115	3,310,115
Shares repurchased	(55,840,382)	(55,840,382)	(125,434,825)	(125,434,826)
Net Increase/(Decrease)	16,750,479	$16,750,476	14,361,400	$ 14,361,437
Class T Shares:
Shares sold	2,920,638	$ 2,920,638	6,086,656	$ 6,086,658
Reinvested dividends and distributions	58,656	58,656	135,584	135,584
Shares repurchased	(2,875,638)	(2,875,638)	(6,918,081)	(6,918,081)
Net Increase/(Decrease)	103,656	$ 103,656	(695,841)	$ (695,839)

6. Recent Accounting Pronouncements

The FASB issued Accounting Standards Update No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities ("ASU 2017-08") to amend the amortization period for certain purchased callable debt securities held at a premium. The guidance requires certain premiums on callable debt securities to be amortized to the earliest call date. The amortization period for callable debt securities purchased at a discount will not be impacted. The amendments are effective for fiscal years and interim periods within those fiscal years, beginning after December 15, 2018. Management has adopted the amendments as of the beginning of this fiscal period and concluded these changes do not have a material impact on the Fund’s financial statements.

The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) in August 2018. The new guidance removes, modifies and enhances the disclosures to Topic 820. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. An entity is permitted, and Management has decided, to early adopt the removed and modified disclosures in these financial statements.

Janus Investment Fund	15

Janus Henderson Government Money Market Fund

Notes to Financial Statements (unaudited)

7. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2019 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements other than the following:

The Board of Trustees of Janus Investment Fund approved a new administration fee rate for the Funds, commencing on or about February 1, 2020, that reduces the administration fee rate paid by Class D Shares and Class T Shares of each fund to Janus Capital to 0.36% and 0.38% respectively.

16	DECEMBER 31, 2019

Janus Henderson Government Money Market Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Monthly Portfolio Holdings

The Fund files its complete holdings in a monthly report on Form N-MFP within 5 business days after each month end. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series, each of whom serves as an “independent” Trustee (the “Trustees”), oversee the management of each Portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each Fund of Janus Investment Fund (together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreements for the Janus Henderson Funds that utilize subadvisers.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Capital and the respective subadvisers in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At a meeting held on December 5, 2019, based on the Trustees’ evaluation of the information provided by Janus Capital, the subadvisers, and the independent fee consultant, as well as other information, the Trustees determined that the overall arrangements between each Janus Henderson Fund and Janus Capital and each subadviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by Janus Capital, its affiliates and the subadvisers, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund, and the subadvisory agreement for each subadvised Janus Henderson Fund, for the period from February 1, 2020 through February 1, 2021, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent and quality of the services provided by Janus Capital and the subadvisers to the Janus Henderson Funds, taking into account the investment objective, strategies and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees

Janus Investment Fund	17

Janus Henderson Government Money Market Fund

Additional Information (unaudited)

reviewed the resources and key personnel of Janus Capital and each subadviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by Janus Capital or the subadvisers, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered Janus Capital’s role as administrator to the Janus Henderson Funds, noting that Janus Capital generally, does not receive a fee for its services but is reimbursed for its out-of-pocket costs. The Trustees considered the role of Janus Capital in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that Janus Capital provides a number of different services for the Janus Henderson Funds and fund shareholders, ranging from investment management services to various other servicing functions, and that, in its view, Janus Capital is a capable provider of those services. The independent fee consultant also provided its belief that Janus Capital has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent and quality of the services provided by Janus Capital or the subadviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory and subadvisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that Janus Capital and each subadviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable funds and peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, the independent fee consultant found that the overall Janus Henderson Funds’ performance has been reasonable: for the 36 months ended September 30, 2019, approximately 69% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar, and for the 12 months ended September 30, 2019, approximately 71% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar.

The Trustees considered the performance of each Fund, noting that performance may vary by share class, and noted the following:

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

18	DECEMBER 31, 2019

Janus Henderson Government Money Market Fund

Additional Information (unaudited)

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Developed World Bond Fund, the Trustees noted the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

Janus Investment Fund	19

Janus Henderson Government Money Market Fund

Additional Information (unaudited)

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson International Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson International Small Cap Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and its limited performance history.

• For Janus Henderson International Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital and Perkins had taken or were taking to improve performance, and that the performance trend was improving

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended

20	DECEMBER 31, 2019

Janus Henderson Government Money Market Fund

Additional Information (unaudited)

May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson U.S. Growth Opportunities Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital and Geneva had taken or were taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

Janus Investment Fund	21

Janus Henderson Government Money Market Fund

Additional Information (unaudited)

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital and Intech had taken or were taking to improve performance, and that the performance trend was improving.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital and Perkins had taken or were taking to improve performance, and that the performance trend was improving.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory and subadvisory agreement(s).

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant and noted that the rate of management fees (investment advisory and any administration but excluding out-of-pocket costs) for many of the Janus Henderson Funds, after applicable waivers, was below the average management fee rate of the respective peer group of funds selected by an independent data provider. The Trustees also examined information regarding the subadvisory fees charged for subadvisory services, as applicable, noting that all such fees were paid by Janus Capital out of its management fees collected from such Janus Henderson Fund.

The independent fee consultant provided its belief that the management fees charged by Janus Capital to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by Janus Capital. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of their respective Broadridge Expense Group peers; and (3) and the management fees for the Janus Henderson Funds, on average, were 7% under the average management fees for their Expense Groups. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group peers and to average total expenses for its Broadridge Expense Universe.

22	DECEMBER 31, 2019

Janus Henderson Government Money Market Fund

Additional Information (unaudited)

For certain Janus Henderson Funds, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable in light of performance trends, performance histories, and existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by Janus Capital and each subadviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by Janus Capital and each subadviser to comparable separate account clients and to comparable non-affiliated funds subadvised by Janus Capital or by a subadviser (for which Janus Capital or the subadviser provides only or primarily portfolio management services). Although in most instances subadvisory and separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that Janus Capital noted that, under the terms of the management agreements with the Janus Henderson Funds, Janus Capital performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, trustee support, regulatory compliance and numerous other services, and that, in serving the Janus Henderson Funds, Janus Capital assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, they noted that the independent fee consultant found that: (1) the management fees Janus Capital charges to the Janus Henderson Funds are reasonable in relation to the management fees Janus Capital charges to funds subadvised by Janus Capital and to the fees Janus Capital charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs; and (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged to Janus Henderson subadvised fund and separate account investors; (4) 11 of 12 Janus Henderson Funds have lower management fees than similar funds subadvised by Janus Capital; and (5) six of nine Janus Henderson Funds have lower management fees than similar separate accounts managed by Janus Capital.

The Trustees considered the fees for each Fund for its fiscal year ended in 2018, and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”):

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Janus Investment Fund	23

Janus Henderson Government Money Market Fund

Additional Information (unaudited)

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable.

• For Janus Henderson International Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson International Small Cap Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

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Janus Henderson Government Money Market Fund

Additional Information (unaudited)

• For Janus Henderson International Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for both share classes.

• For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson U.S. Growth Opportunities Fund, that Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

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Janus Henderson Government Money Market Fund

Additional Information (unaudited)

• For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that, although the Fund’s expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

The Trustees reviewed information on the overall profitability to Janus Capital and its affiliates of their relationship with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses, and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to Janus Capital from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether Janus Capital and each subadviser receive adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by Janus Capital to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found that (1) the expense allocation methodology and rationales utilized by Janus Capital were reasonable and (2) no clear correlation between expense allocations and operating margins. The Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The

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Janus Henderson Government Money Market Fund

Additional Information (unaudited)

Trustees determined, after taking into account these factors, among others, that Janus Capital’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to Janus Capital and its affiliates, as well as the fees paid by Janus Capital to the subadvisers of subadvised Janus Henderson Funds, were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees Janus Capital and the subadvisers charge to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by Janus Capital and any subadviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by Janus Capital.

Economies of Scale

The Trustees considered information about the potential for Janus Capital to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in November 2019 which provided its research and analysis into economies of scale. They also noted that, although many Janus Henderson Funds pay advisory fees at a base fixed rate as a percentage of net assets, without any breakpoints or performance fees, their independent fee consultant concluded that 64% of these Janus Henderson Funds’ share classes have contractual management fees (gross of waivers) below their Broadridge expense group averages. They also noted the following: (1) that for those Janus Henderson Funds whose expenses are being reduced by the contractual expense limitations of Janus Capital, Janus Capital is subsidizing certain of these Janus Henderson Funds because they have not reached adequate scale; (2) as the assets of some of the Janus Henderson Funds have declined in the past few years, certain Janus Henderson Funds have benefited from having advisory fee rates that have remained constant rather than increasing as assets declined; (3) performance fee structures have been implemented for various Janus Henderson Funds that have caused the effective rate of advisory fees payable by such a Janus Henderson Fund to vary depending on the investment performance of the Janus Henderson Fund relative to its benchmark index over the measurement period; and (4) a few Janus Henderson Funds have fee schedules with breakpoints and reduced fee rates above certain asset levels. The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

The Trustees also considered the independent fee consultant’s conclusion that, given the limitations of various analytical approaches to economies of scale and their conflicting results, it is difficult to analytically confirm or deny the existence of economies of scale in the Janus Henderson complex. In this regard, the independent consultant concluded that (1) to the extent there were economies of scale at Janus Capital, Janus Capital’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds which have not yet achieved those economies and (2) by setting lower fixed fees from the start on these Janus Henderson Funds, Janus Capital appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any scale economies that may exist. Further, the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at Janus Capital.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between Janus Capital and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

Other Benefits to Janus Capital

The Trustees also considered benefits that accrue to Janus Capital and its affiliates and subadvisers to the Janus Henderson Funds from their relationships with the Janus Henderson Funds. They recognized that two affiliates of Janus Capital separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the

Janus Investment Fund	27

Janus Henderson Government Money Market Fund

Additional Information (unaudited)

transfer agent receives compensation directly from the non-money market funds for services provided, and that such compensation contributes to the overall profitability of Janus Capital and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered Janus Capital’s past and proposed use of commissions paid by the Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of Janus Capital and/or Janus Capital, and/or a subadviser to a Janus Henderson Fund. The Trustees concluded that Janus Capital’s and the subadvisers’ use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit each Janus Henderson Fund. The Trustees also concluded that, other than the services provided by Janus Capital and its affiliates and subadvisers pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and Janus Capital and the subadvisers may potentially benefit from their relationship with each other in other ways. They concluded that Janus Capital and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by Janus Capital and its affiliates. They also concluded that Janus Capital and/or the subadvisers benefit from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from Janus Capital’s and/or the subadvisers’ receipt of those products and services as well as research products and services acquired through commissions paid by other clients of Janus Capital and/or other clients of the subadvisers. They further concluded that the success of any Janus Henderson Fund could attract other business to Janus Capital, the subadvisers or other Janus Henderson funds, and that the success of Janus Capital and the subadvisers could enhance Janus Capital’s and the subadvisers’ ability to serve the Janus Henderson Funds.

Approval of an Amended and Restated Investment Advisory Agreement for Janus Henderson Small-Mid Cap Value Fund (formerly, Janus Henderson Select Value Fund)

Janus Capital Management LLC (“Janus Capital”) met with the Trustees, each of whom serves as an “independent” Trustee (the “Trustees”), on December 5, 2018 and March 14, 2019, to discuss the Amended and Restated Investment Advisory Agreement (the “Amended Advisory Agreement”) for Janus Henderson Small-Mid Cap Value Fund (formerly, Janus Henderson Select Value Fund) (“Small-Mid Cap Value Fund”) and other matters related to investment strategy changes to shift the market capitalization focus of Small-Mid Cap Value Fund (the “Strategy Change”). At these meetings, the Trustees discussed the Amended Advisory Agreement and the Strategy Change with their independent counsel, separately from management. During the course of the meetings, the Trustees requested and considered such information as they deemed relevant to their deliberations. At the meeting held on March 14, 2019, the Trustees, upon the recommendation of Janus Capital, voted unanimously to approve the Amended Advisory Agreement for Small-Mid Cap Value Fund, and recommended that the Amended Advisory Agreement be submitted to shareholders for approval. The Trustees also approved matters related to the Strategy Change, effective upon approval of the Amended Advisory Agreement by the Fund’s shareholders.

In determining whether to approve the Amended Advisory Agreement, the Trustees noted their most recent consideration of Small-Mid Cap Value Fund’s current advisory agreement (the “Current Advisory Agreement”) as part of the Trustees’ annual review and consideration of whether to continue the investment advisory agreement and sub-advisory agreement, as applicable, for each Janus Henderson fund, including Small-Mid Cap Value Fund (the “Annual Review”). The Trustees noted that in connection with the Annual Review: (i) the Trustees received and reviewed information provided by Janus Capital and each sub-adviser, including Perkins Investment Management LLC (“Perkins”), in response to requests of the Trustees and their independent legal counsel, and also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant; and (ii) throughout the Annual Review, the Trustees were advised by their independent legal counsel. The Trustees also noted that based on the Trustees’ evaluation of the information provided by Janus Capital, Perkins, and the independent fee consultant, as well as other information, the Trustees determined that the overall arrangements between Small-Mid Cap Value Fund and Janus Capital and Perkins were fair and reasonable in light of the nature, extent and quality of the services provided by Janus Capital, its affiliates and Perkins, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and the Trustees unanimously approved the continuation of the Current Advisory Agreement for another year.

In considering the Amended Advisory Agreement, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive.

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Janus Henderson Government Money Market Fund

Additional Information (unaudited)

However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the Amended Advisory Agreement are discussed separately below.

• The Trustees determined that the terms of the Amended Advisory Agreement are substantially similar to those of the Current Advisory Agreement, which the Trustees recently reviewed as part of the Annual Review, and the material changes made to the Amended Advisory Agreement address the proposed change to the benchmark index and the description of the period used for calculating the performance fee in order to allow for continuity of the fee based on Small-Mid Cap Value Fund’s historical performance over a 36-month measurement period.

• As part of the Strategy Change, Small-Mid Cap Value Fund will focus its investments on common stocks of companies that are small- and mid-capitalization stocks. The Trustees determined that the proposed benchmark index, the Russell 2500TM Value Index, is more closely aligned with a small- and mid-cap stock focus than Small-Mid Cap Value Fund’s current benchmark index, the Russell 3000® Value Index.

• Under the Amended Advisory Agreement, the structure of the performance fee was not changing, other than to utilize a different benchmark and performance calculation period to implement the new benchmark over time, and that this structure had been implemented initially for Small-Mid Cap Value Fund based on analysis provided by the independent fee consultant. The Trustees considered the information provided by Janus Capital in this regard, and noted Janus Capital’s belief that this performance fee structure remained reasonable and appropriate for Small-Mid Cap Value Fund. The Trustees concluded that this performance fee structure was reasonable for Small-Mid Cap Value Fund as proposed, and also determined to seek further analysis from their independent fee consultant with respect to this matter. In this regard, Janus Capital agreed to consider further revisions to the proposed performance fee structure should that be needed based on the additional analysis provided.

• As part of the Strategy Change, Perkins will continue to provide sub-advisory services to Small-Mid Cap Value Fund, but will utilize new portfolio managers to implement Small-Mid Cap Value Fund’s focus on common stocks of companies that are small- and mid-capitalization stocks. In this regard, the Trustees noted the information provided by Janus Capital with respect to the qualifications and experience of the new portfolio managers implementing investment strategies similar to the one to be utilized by Small-Mid Cap Value Fund, and also noted that Perkins and the new portfolio managers provide sub-advisory services to other Janus Henderson funds the Trustees oversee.

• The information provided by Janus Capital with respect to (i) the impact of the Amended Advisory Agreement on the potential advisory fees to be paid by Small-Mid Cap Value Fund going forward; and (ii) the potential transaction costs and capital gains to be incurred by Small-Mid Cap Value Fund as part of the efforts to reposition Small-Mid Cap Value Fund’s portfolio to focus its investments on common stocks of companies that are small- and mid-capitalization stocks. In this regard, the Trustees noted that Small-Mid Cap Value Fund’s operating costs were not expected otherwise to materially change under the Amended Advisory Agreement.

• Janus Capital’s reasons for seeking to implement the Strategy Change, including Janus Capital’s belief that current marketplace demands for a small and mid-cap strategy, combined with Perkins’ experience in managing small- and mid-cap stocks, will provide greater opportunity for Small-Mid Cap Value Fund to grow over the long-term, and that the Strategy Change is designed to create asset growth through increased sales for Small-Mid Cap Value Fund, potentially resulting in increased operational efficiencies for Small-Mid Cap Value Fund.

• Janus Capital will pay the fees and expenses related to seeking shareholder approval of the Amended Advisory Agreement, including the costs related to the preparation and distribution of proxy materials, and all other costs incurred in connection with the solicitation of proxies.

After discussion, the Trustees determined that the overall arrangements between Small-Mid Cap Value Fund, Janus Capital, and Perkins under the Amended Advisory Agreement would continue to be fair and reasonable in light of the nature, extent, and quality of the services expected to be provided by Janus Capital, its affiliates, and Perkins following the Strategy Change.

Janus Investment Fund	29

Janus Henderson Government Money Market Fund

Useful Information About Your Fund Report (unaudited)

Performance Overviews

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of Janus Capital and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Barclays and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

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Janus Henderson Government Money Market Fund

Useful Information About Your Fund Report (unaudited)

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected. If you compare the Fund’s “Net Decrease from Dividends and Distributions” to “Reinvested Dividends and Distributions,” you will notice that dividends and distributions have little effect on the Fund’s net assets. This is because the majority of the Fund’s investors reinvest their dividends and/or distributions.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

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Janus Henderson Government Money Market Fund

Notes

NotesPage1

32	DECEMBER 31, 2019

Janus Henderson Government Money Market Fund

Notes

NotesPage2

Janus Investment Fund	33

Knowledge. Shared

At Janus Henderson, we believe in the sharing of expert insight for better investment and business decisions. We call this ethos Knowledge. Shared.

Learn more by visiting janushenderson.com.

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson, Janus, Henderson, Perkins, Intech and Knowledge. Shared are trademarks of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.

Janus Henderson Distributors

125-24-93025 02-20

SEMIANNUAL REPORT December 31, 2019

Janus Henderson High-Yield Fund

Janus Investment Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by contacting a Janus Henderson representative. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by visiting janushenderson.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you do not invest directly with the Fund, you should contact your plan sponsor, broker-dealer, or financial intermediary, to request to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-525-3713 to let the Fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Janus Henderson mutual funds where held (i.e., all Janus Henderson mutual funds held in your account if you invest through your financial intermediary or all Janus Henderson mutual funds held with the fund complex if you invest directly with a fund).

HIGHLIGHTS • Portfolio management perspective • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson High-Yield Fund

Janus Henderson High-Yield Fund (unaudited)

FUND SNAPSHOT

The Fund’s core high-yield strategy seeks strong, risk-adjusted results by investing in transformational balance sheet opportunities. Driven by a fundamentally based investment process, this dynamic, risk-aware approach seeks to temper the downside risks associated with the high-yield asset class over a full market cycle.

Seth Meyer co-portfolio manager	Brent Olson co-portfolio manager

PERFORMANCE OVERVIEW

For the six-month period ending December 31, 2019, the Janus Henderson High-Yield Fund’s Class I Shares returned 4.63% compared with 3.98% for its benchmark, the Bloomberg Barclays U.S. Corporate High-Yield Bond Index.

INVESTMENT ENVIRONMENT

Fixed income markets broadly became more confident of a soft landing for the U.S. economy as the Federal Reserve (Fed) continued with accommodation. The Fed lowered its policy rate three times over the period and engaged in the purchase of Treasury bills to help stabilize the short-term borrowing market. The high-yield market generated strong performance. Generally better-than-expected earnings reports and late-period progress in U.S.-China trade relations contributed to spreads (yields over Treasuries) tightening toward the lows of the current credit cycle. Despite rising in the latter half of the period, Treasury yields ultimately finished lower across the curve. The yield on the 5-year note closed December at 1.69%, down from 1.77% in June.

PERFORMANCE DISCUSSION

The Fund outperformed its benchmark, the Bloomberg Barclays U.S. Corporate High-Yield Bond Index, during the six-month period.

Security selection was strong across multiple industries, including gaming, metals and mining and oil field services. In metals and mining, First Quantum Minerals performed well on speculation that involvement of a new strategic partner could result in a spinoff of or joint venture in one of its emerging market operations. Copper prices also recovered near period end as the likelihood of a trade deal increased, supporting the sector. We took the opportunity to reduce exposure now that the sector appears to be pricing in too strong an outlook for GDP.

At the issuer level, an overweight position in Altice also benefited results as the media and communications company reported better-than-expected earnings. Sentiment toward the company’s bonds also increased as management continued to emphasize deleveraging and provide greater transparency into the company’s capital structure.

Positioning in the independent energy sector detracted, with issuers including Extraction Oil and Gas, Whiting Petroleum and Chesapeake Energy struggling during the period as lower-quality, higher-beta energy names were largely avoided by the market. We exited all three positions prior to December’s fierce rally in lower-quality bonds, which further weighed on performance.

The Fund’s cash position further hindered results as the market rallied, but the effect diminished as our cash level dropped over the period. Cash is not used as a strategy in the Fund but is a residual of our bottom-up, fundamental approach.

DERIVATIVES USAGE

Please see the Derivative Instruments section in the “Notes to Financial Statements” for a discussion of derivatives used by the Fund.

OUTLOOK

A precarious stability is priced into markets as optimism about economic growth is balanced against fears of further weakness. With headwinds in the form of trade and the U.S. presidential election still unresolved, we believe it prudent to be more conservative about the U.S. economic outlook. Even still, it is difficult to be outright bearish on corporate credit, because a growth rate wobbling around 1.5% to 2% may not fuel strong growth in equity markets, but it is sufficient to support many corporate capital structures. Further, the search for yield remains a global theme that should continue to benefit corporate bonds, and high yield in particular. December’s aggressive rally in the lowest tiers of high yield is evidence of this demand insofar as there was not a commensurate

Janus Investment Fund	1

Janus Henderson High-Yield Fund (unaudited)

turnaround in company fundamentals to justify such a sharp rally.

With the high-yield market likely to remain suspended between concerns about U.S. economic weakness and expensive valuations on the one hand, and demand for yield on the other, we do not anticipate significant spread tightening or widening in 2020. In the Fund, we are working to strike a balance between holdings with the potential for high total return and those with more stable prices and steady income. We will continue to look across company capital structures for attractive risk/reward, investing in more senior bank loans for income opportunities and in equity-like positions to gain exposure to the market without buying troubled credits.

At the sector level, we are closely monitoring those likely to experience election volatility, such as health care and pharmaceuticals. We continue to seek means to capitalize on consumer strength in sectors such as gaming. As always, we favor companies where free cash flow is positive and management is focused on deleveraging as we to seek to temper the downside risks associated with the high-yield asset class.

Thank you for your investment in Janus Henderson High-Yield Bond Fund.

2	DECEMBER 31, 2019

Janus Henderson High-Yield Fund (unaudited)

Fund At A Glance

December 31, 2019

Fund Profile
30-day Current Yield*	Without Reimbursement	With Reimbursement
Class A Shares NAV	4.58%	4.58%
Class A Shares MOP	4.36%	4.36%
Class C Shares**	3.95%	3.95%
Class D Shares	4.80%	4.80%
Class I Shares	4.87%	4.87%
Class N Shares	4.94%	4.94%
Class R Shares	4.01%	4.11%
Class S Shares	4.29%	4.36%
Class T Shares	4.70%	4.70%
Weighted Average Maturity		6.4 Years
Average Effective Duration***		2.7 Years
* Yield will fluctuate.
** Does not include the 1.00% contingent deferred sales charge.
*** A theoretical measure of price volatility.

Ratings† Summary - (% of Total Investments)
A	0.3%
BBB	4.2%
BB	34.2%
B	42.5%
CCC	12.1%
Not Rated	0.8%
Other	5.9%

† Credit ratings provided by Standard & Poor's (S&P), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality. "Other" includes cash equivalents, equity securities, and certain derivative instruments.

Significant Areas of Investment - (% of Net Assets)

Asset Allocation - (% of Net Assets)
Corporate Bonds	84.8%
Bank Loans and Mezzanine Loans	6.0%
Common Stocks	2.8%
Investment Companies	1.9%
Asset-Backed/Commercial Mortgage-Backed Securities	1.7%
Preferred Stocks	1.4%
Investments Purchased with Cash Collateral from Securities Lending	0.1%
Other	1.3%
100.0%

Janus Investment Fund	3

Janus Henderson High-Yield Fund (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended December 31, 2019						Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Ten Year	Since Inception*	Total Annual Fund Operating Expenses‡	Net Annual Fund Operating Expenses‡
Class A Shares at NAV	4.48%	15.17%	5.56%	6.76%	7.24%	1.04%	1.04%
Class A Shares at MOP	-0.53%	9.67%	4.55%	6.24%	7.02%
Class C Shares at NAV	4.12%	14.42%	4.86%	6.01%	6.49%	1.73%	1.73%
Class C Shares at CDSC	3.12%	13.42%	4.86%	6.01%	6.49%
Class D Shares(1)	4.60%	15.44%	5.79%	6.98%	7.36%	0.80%	0.80%
Class I Shares	4.63%	15.50%	5.87%	7.05%	7.39%	0.73%	0.73%
Class N Shares	4.68%	15.61%	5.95%	7.08%	7.40%	0.65%	0.65%
Class R Shares	4.24%	14.67%	5.10%	6.33%	6.76%	1.62%	1.45%
Class S Shares	4.38%	14.95%	5.38%	6.60%	7.03%	1.31%	1.20%
Class T Shares	4.55%	15.34%	5.70%	6.88%	7.32%	0.89%	0.89%
Bloomberg Barclays U.S. Corporate High-Yield Bond Index	3.98%	14.32%	6.13%	7.57%	7.11%
Morningstar Quartile - Class T Shares	-	1st	1st	2nd	1st
Morningstar Ranking - based on total returns for High Yield Bond Funds	-	98/720	119/623	153/472	13/198

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 4.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

4	DECEMBER 31, 2019

Janus Henderson High-Yield Fund (unaudited)

Performance

Net expense ratios reflect the expense waiver, if any, contractually agreed to through October 28, 2020.

Performance may be affected by risks that include those associated with non-diversification, portfolio turnover, short sales, potential conflicts of interest, foreign and emerging markets, initial public offerings (IPOs), high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), derivatives, and commodity-linked investments. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

The Fund will normally invest at least 80% of its net assets, measured at the time of purchase, in the type of securities described by its name.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Class A Shares, Class C Shares, Class R Shares, and Class S Shares commenced operations on July 6, 2009. Performance shown for each class for periods prior to July 6, 2009, reflects the performance of the Fund's Class J Shares, the initial share class (renamed Class T Shares effective February 16, 2010), calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.

Class D Shares commenced operations on February 16, 2010. Performance shown for periods prior to February 16, 2010, reflects the performance of the Fund's former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

Class I Shares of the Fund commenced operations on July 6, 2009. Performance shown for periods prior to July 6, 2009, reflects the performance of the Fund's former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.

Class N Shares of the Fund commenced operations on May 31, 2012. Performance shown for periods prior to May 31, 2012, reflects the performance of the Fund's Class T Shares, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers.

If each share class of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2019 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

*The Fund’s inception date – December 29, 1995

‡ As stated in the prospectus. See Financial Highlights for actual expense ratios during the reporting period.

(1) Closed to certain new investors.

Janus Investment Fund	5

Janus Henderson High-Yield Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/19)	Ending Account Value (12/31/19)	Expenses Paid During Period (7/1/19 - 12/31/19)†	Beginning Account Value (7/1/19)	Ending Account Value (12/31/19)	Expenses Paid During Period (7/1/19 - 12/31/19)†	Net Annualized Expense Ratio (7/1/19 - 12/31/19)
Class A Shares	$1,000.00	$1,044.80	$5.09	$1,000.00	$1,020.16	$5.03	0.99%
Class C Shares	$1,000.00	$1,041.20	$8.62	$1,000.00	$1,016.69	$8.52	1.68%
Class D Shares	$1,000.00	$1,046.00	$3.96	$1,000.00	$1,021.27	$3.91	0.77%
Class I Shares	$1,000.00	$1,046.30	$3.70	$1,000.00	$1,021.52	$3.66	0.72%
Class N Shares	$1,000.00	$1,046.80	$3.19	$1,000.00	$1,022.02	$3.15	0.62%
Class R Shares	$1,000.00	$1,042.40	$7.50	$1,000.00	$1,017.80	$7.41	1.46%
Class S Shares	$1,000.00	$1,043.80	$6.16	$1,000.00	$1,019.10	$6.09	1.20%
Class T Shares	$1,000.00	$1,045.50	$4.42	$1,000.00	$1,020.81	$4.37	0.86%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

6	DECEMBER 31, 2019

Janus Henderson High-Yield Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – 1.7%
BX Trust 2019-OC11, 4.0755%, 12/9/41 (144A)	$3,158,000	$3,048,215
Connecticut Avenue Securities Trust 2019-R07,
ICE LIBOR USD 1 Month + 3.4000%, 5.1920%, 10/25/39 (144A)‡	3,200,000	3,244,661
Santander Prime Auto Issuance Notes Trust 2018-A, 6.8000%, 9/15/25 (144A)	3,517,213	3,604,590
S-Jets 2017-1 Ltd, 5.6820%, 8/15/42 (144A)	2,072,639	2,121,711
Transocean Guardian Ltd, 5.8750%, 1/15/24 (144A)	1,388,400	1,419,639
Transocean Pontus Ltd, 6.1250%, 8/1/25 (144A)	2,197,410	2,252,345
Transocean Poseidon Ltd, 6.8750%, 2/1/27 (144A)	1,745,000	1,849,700
Zephyrus Capital Aviation Partners 2018-1 Ltd, 4.6050%, 10/15/38 (144A)	4,108,670	4,149,757
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $21,256,078)		21,690,618
Bank Loans and Mezzanine Loans – 6.0%
Basic Industry – 0.8%
Aleris International Inc,
ICE LIBOR USD 1 Month + 4.7500%, 6.5548%, 2/27/23‡	7,813,723	7,809,816
Starfruit US Holdco LLC, ICE LIBOR USD 1 Month + 3.2500%, 4.9601%, 10/1/25‡	2,857,005	2,861,982
		10,671,798
Communications – 2.0%
CSC Holdings LLC, ICE LIBOR USD 1 Month + 2.2500%, 3.9898%, 1/15/26‡	6,364,524	6,364,524
Formula One Management Ltd,
ICE LIBOR USD 1 Month + 2.5000%, 4.2994%, 2/1/24‡	13,028,000	13,072,816
GCI Holdings LLC, ICE LIBOR USD 1 Month + 2.5000%, 4.2994%, 2/2/22‡	3,373,822	3,356,953
Terrier Media Buyer Inc, ICE LIBOR USD 1 Month + 4.2500%, 0%, 12/17/26ƒ,‡	3,190,000	3,219,922
		26,014,215
Consumer Cyclical – 0.8%
18 Fremont Street Acquisition LLC,
ICE LIBOR USD 6 Month + 8.0000%, 10.0351%, 8/9/25‡	4,401,000	4,423,005
Mohegan Gaming & Entertainment,
ICE LIBOR USD 1 Month + 3.7500%, 5.5494%, 10/13/21‡	2,568,884	2,521,180
Tacala Investment Corp, ICE LIBOR USD 1 Month + 7.7500%, 9.5494%, 1/30/26‡	3,956,000	3,924,906
		10,869,091
Energy – 0.1%
Buckeye Partners LP, ICE LIBOR USD 1 Month + 2.7500%, 4.5309%, 11/1/26‡	1,220,000	1,229,662
Finance Companies – 0.5%
Jane Street Group LLC, ICE LIBOR USD 1 Month + 3.0000%, 4.7994%, 8/25/22‡	6,178,078	6,162,633
Technology – 1.6%
II-VI Inc, ICE LIBOR USD 1 Month + 3.5000%, 5.2994%, 9/24/26ƒ,‡	6,345,543	6,369,339
McAfee LLC, ICE LIBOR USD 1 Month + 3.7500%, 5.5548%, 9/30/24‡	3,136,417	3,156,205
Refinitiv US Holdings Inc,
ICE LIBOR USD 1 Month + 3.2500%, 5.0494%, 10/1/25‡	12,195,840	12,299,505
		21,825,049
Transportation – 0.2%
Patriot Rail Co LLC, ICE LIBOR USD 3 Month + 5.2500%, 7.2159%, 10/19/26‡	2,160,000	2,165,400
Total Bank Loans and Mezzanine Loans (cost $78,256,076)		78,937,848
Corporate Bonds – 84.8%
Basic Industry – 7.9%
Alcoa Nederland Holding BV, 6.7500%, 9/30/24 (144A)	6,017,000	6,330,426
Aleris International Inc, 10.7500%, 7/15/23 (144A)	10,782,000	11,240,235
Allegheny Technologies Inc, 7.8750%, 8/15/23	16,741,000	18,763,815
Allegheny Technologies Inc, 5.8750%, 12/1/27	5,771,000	6,059,550
Element Solutions Inc, 5.8750%, 12/1/25 (144A)	7,355,000	7,695,169
First Quantum Minerals Ltd, 7.2500%, 4/1/23 (144A)	12,758,000	13,208,102
First Quantum Minerals Ltd, 6.8750%, 3/1/26 (144A)	5,370,000	5,437,125
Hudbay Minerals Inc, 7.2500%, 1/15/23 (144A)	4,232,000	4,388,055
Hudbay Minerals Inc, 7.6250%, 1/15/25 (144A)	3,435,000	3,625,643
Infrabuild Australia Pty Ltd, 12.0000%, 10/1/24 (144A)	2,221,000	2,289,362
Kaiser Aluminum Corp, 4.6250%, 3/1/28 (144A)	4,117,000	4,224,042
Novelis Corp, 5.8750%, 9/30/26 (144A)	9,407,000	10,010,036
OCI NV, 5.2500%, 11/1/24 (144A)	2,078,000	2,155,925
Starfruit Finco BV / Starfruit US Holdco LLC, 8.0000%, 10/1/26 (144A)	3,011,000	3,191,660

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson High-Yield Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Basic Industry – (continued)
Univar Solutions USA Inc, 5.1250%, 12/1/27 (144A)	$5,104,000	$5,327,453
		103,946,598
Capital Goods – 8.4%
ARD Finance SA, 6.5000%, 6/30/27 (144A)	17,235,525	17,820,671
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc,
5.2500%, 8/15/27 (144A)	4,263,000	4,486,893
Builders FirstSource Inc, 6.7500%, 6/1/27 (144A)	5,834,000	6,395,522
BWAY Holding Co, 7.2500%, 4/15/25 (144A)	8,631,000	8,523,112
JELD-WEN Inc, 4.6250%, 12/15/25 (144A)	8,656,000	8,911,352
LABL Escrow Issuer LLC, 6.7500%, 7/15/26 (144A)	6,305,000	6,699,062
LABL Escrow Issuer LLC, 10.5000%, 7/15/27 (144A)	9,986,000	10,207,689
Masonite International Corp, 5.3750%, 2/1/28 (144A)	4,971,000	5,250,619
Stericycle Inc, 5.3750%, 7/15/24 (144A)	4,190,000	4,399,500
Summit Materials LLC / Summit Materials Finance Corp, 6.1250%, 7/15/23	5,368,000	5,455,230
Summit Materials LLC / Summit Materials Finance Corp,
5.1250%, 6/1/25 (144A)	4,643,000	4,770,683
TransDigm Inc, 6.2500%, 3/15/26 (144A)	7,619,000	8,248,406
TransDigm Inc, 7.5000%, 3/15/27	4,686,000	5,125,547
Trivium Packaging Finance BV, 5.5000%, 8/15/26 (144A)	1,247,000	1,314,026
Trivium Packaging Finance BV, 8.5000%, 8/15/27 (144A)	5,799,000	6,451,387
Zekelman Industries Inc, 9.8750%, 6/15/23 (144A)	5,877,000	6,178,196
		110,237,895
Capital Markets – 0.2%
LPL Holdings Inc, 4.6250%, 11/15/27 (144A)	2,482,000	2,531,640
Communications – 19.8%
Altice Finco SA, 7.6250%, 2/15/25 (144A)	6,055,000	6,266,925
Altice France SA/France, 7.3750%, 5/1/26 (144A)	15,764,000	16,924,861
Altice Luxembourg SA, 7.6250%, 2/15/25 (144A)	3,019,000	3,139,760
Altice Luxembourg SA, 10.5000%, 5/15/27 (144A)	12,084,000	13,776,364
Block Communications Inc, 6.8750%, 2/15/25 (144A)	10,226,000	10,609,475
Cablevision Systems Corp, 5.8750%, 9/15/22	14,243,000	15,346,832
CCO Holdings LLC / CCO Holdings Capital Corp, 5.5000%, 5/1/26 (144A)	1,548,000	1,631,205
CCO Holdings LLC / CCO Holdings Capital Corp, 5.1250%, 5/1/27 (144A)	15,807,000	16,676,385
CCO Holdings LLC / CCO Holdings Capital Corp, 5.0000%, 2/1/28 (144A)	6,195,000	6,500,537
CCO Holdings LLC / CCO Holdings Capital Corp, 5.3750%, 6/1/29 (144A)	3,853,000	4,113,078
CenturyLink Inc, 7.5000%, 4/1/24	4,601,000	5,187,627
CenturyLink Inc, 5.6250%, 4/1/25	2,101,000	2,232,418
CenturyLink Inc, 5.1250%, 12/15/26 (144A)	6,924,000	7,046,070
Connect Finco SARL / Connect US Finco LLC, 6.7500%, 10/1/26 (144A)	4,347,000	4,629,555
CSC Holdings LLC, 5.2500%, 6/1/24	2,525,000	2,720,688
CSC Holdings LLC, 7.7500%, 7/15/25 (144A)	9,383,000	10,004,248
CSC Holdings LLC, 5.3750%, 2/1/28 (144A)	6,757,000	7,204,651
CSC Holdings LLC, 7.5000%, 4/1/28 (144A)	5,711,000	6,453,430
CSC Holdings LLC, 5.7500%, 1/15/30 (144A)	3,886,000	4,148,305
Diamond Sports Group LLC / Diamond Sports Finance Co,
5.3750%, 8/15/26 (144A)	6,000,000	6,069,312
GCI LLC, 6.6250%, 6/15/24 (144A)	12,091,000	13,088,507
GCI LLC, 6.8750%, 4/15/25	3,462,000	3,617,790
Intelsat Connect Finance SA, 9.5000%, 2/15/23 (144A)#	4,971,000	3,478,209
LCPR Senior Secured Financing DAC, 6.7500%, 10/15/27 (144A)	6,419,000	6,804,140
Level 3 Financing Inc, 5.1250%, 5/1/23	6,614,000	6,655,337
Level 3 Financing Inc, 5.2500%, 3/15/26	9,184,000	9,551,360
Liberty Interactive LLC, 8.2500%, 2/1/30	5,580,000	5,510,250
Midcontinent Communications / Midcontinent Finance Corp,
5.3750%, 8/15/27 (144A)	3,545,000	3,748,838
Nexstar Escrow Inc, 5.6250%, 7/15/27 (144A)	8,879,000	9,356,690
Outfront Media Capital LLC / Outfront Media Capital Corp,
5.0000%, 8/15/27 (144A)	5,622,000	5,889,045
Qwest Corp, 6.8750%, 9/15/33	2,735,000	2,747,308

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	DECEMBER 31, 2019

Janus Henderson High-Yield Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Communications – (continued)
Sable International Finance Ltd, 5.7500%, 9/7/27 (144A)	$7,190,000	$7,621,400
Sprint Corp, 7.1250%, 6/15/24	11,825,000	12,756,219
Terrier Media Buyer Inc, 8.8750%, 12/15/27 (144A)	2,756,000	2,914,470
T-Mobile USA Inc, 6.5000%, 1/15/24	6,160,000	6,337,223
Viacom Inc, ICE LIBOR USD 3 Month + 3.8950%, 5.8750%, 2/28/57‡	5,441,000	5,658,640
Zayo Group LLC / Zayo Capital Inc, 5.7500%, 1/15/27 (144A)	3,390,000	3,445,088
		259,862,240
Consumer Cyclical – 12.3%
CCM Merger Inc, 6.0000%, 3/15/22 (144A)	4,021,000	4,101,420
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
10.5000%, 2/15/23 (144A)	6,006,000	6,306,300
eG Global Finance PLC, 6.7500%, 2/7/25 (144A)	7,597,000	7,710,955
eG Global Finance PLC, 8.5000%, 10/30/25 (144A)	3,023,000	3,208,159
Enterprise Development Authority, 12.0000%, 7/15/24 (144A)	8,485,000	9,715,325
GLP Capital LP / GLP Financing II Inc, 4.0000%, 1/15/30	2,146,000	2,190,422
Golden Entertainment Inc, 7.6250%, 4/15/26 (144A)	10,567,000	11,385,942
Golden Nugget Inc, 6.7500%, 10/15/24 (144A)	2,498,000	2,585,430
Golden Nugget Inc, 8.7500%, 10/1/25 (144A)	24,092,000	25,770,962
Hilton Domestic Operating Co Inc, 4.8750%, 1/15/30	3,042,000	3,222,710
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp, 6.7500%, 11/15/21 (144A)	741,000	755,820
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp, 10.2500%, 11/15/22 (144A)	8,701,000	9,183,905
LGI Homes Inc, 6.8750%, 7/15/26 (144A)	8,868,000	9,289,230
Michaels Stores Inc, 8.0000%, 7/15/27 (144A)	6,714,000	6,411,870
Mohegan Gaming & Entertainment, 7.8750%, 10/15/24 (144A)	15,983,000	16,302,660
Motion Bondco DAC, 6.6250%, 11/15/27 (144A)‡,#	3,046,000	3,221,145
Scientific Games International Inc, 7.0000%, 5/15/28 (144A)	5,806,000	6,212,420
Stars Group Holdings BV / Stars Group US Co-Borrower LLC,
7.0000%, 7/15/26 (144A)	1,697,000	1,839,124
TRI Pointe Group Inc / TRI Pointe Homes Inc, 5.8750%, 6/15/24	5,182,000	5,635,425
Twin River Worldwide Holdings Inc, 6.7500%, 6/1/27 (144A)	5,323,000	5,562,535
Uber Technologies Inc, 8.0000%, 11/1/26 (144A)	4,831,000	5,036,318
Weekley Homes LLC / Weekley Finance Corp, 6.6250%, 8/15/25	5,660,000	5,858,100
Wyndham Destinations Inc, 5.4000%, 4/1/24	1,628,000	1,723,645
Wyndham Destinations Inc, 6.3500%, 10/1/25	4,645,000	5,167,563
Wynn Macau Ltd, 5.1250%, 12/15/29 (144A)	2,024,000	2,065,512
		160,462,897
Consumer Non-Cyclical – 14.9%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC,
4.6250%, 1/15/27 (144A)	8,472,000	8,461,834
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC,
5.8750%, 2/15/28 (144A)	1,876,000	1,993,250
AMN Healthcare Inc, 4.6250%, 10/1/27 (144A)	5,689,000	5,703,222
Avantor Inc, 6.0000%, 10/1/24 (144A)	7,526,000	8,024,447
Bausch Health Americas Inc, 9.2500%, 4/1/26 (144A)	562,000	645,513
Bausch Health Americas Inc, 8.5000%, 1/31/27 (144A)	8,539,000	9,724,213
Bausch Health Cos Inc, 9.0000%, 12/15/25 (144A)	4,459,000	5,070,775
Bausch Health Cos Inc, 7.0000%, 1/15/28 (144A)	2,894,000	3,183,400
Bausch Health Cos Inc, 5.0000%, 1/30/28 (144A)	4,602,000	4,723,447
Bausch Health Cos Inc, 7.2500%, 5/30/29 (144A)	1,091,000	1,246,468
Bausch Health Cos Inc, 5.2500%, 1/30/30 (144A)	1,935,000	2,006,595
Change Healthcare Holdings LLC / Change Healthcare Finance Inc,
5.7500%, 3/1/25 (144A)	9,368,000	9,625,620
Dole Food Co Inc, 7.2500%, 6/15/25 (144A)	11,777,000	11,394,247
Elanco Animal Health Inc, 4.9000%, 8/28/28	2,723,000	2,959,573
Encompass Health Corp, 4.5000%, 2/1/28	3,342,000	3,463,148
Hill-Rom Holdings Inc, 4.3750%, 9/15/27 (144A)	6,701,000	6,893,654
HLF Financing Sarl LLC / Herbalife International Inc,
7.2500%, 8/15/26 (144A)	9,168,000	9,718,080
Horizon Pharma USA Inc, 5.5000%, 8/1/27 (144A)	8,911,000	9,624,771

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson High-Yield Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Consumer Non-Cyclical – (continued)
JBS USA LUX SA / JBS USA Finance Inc, 6.7500%, 2/15/28 (144A)	$5,843,000	$6,456,573
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
6.5000%, 4/15/29 (144A)	11,566,000	12,853,064
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
5.5000%, 1/15/30 (144A)	6,197,000	6,656,198
NBM US Holdings Inc, 6.6250%, 8/6/29 (144A)	3,133,000	3,402,469
Ortho-Clinical Diagnostics Inc / Ortho-Clinical Diagnostics SA,
6.6250%, 5/15/22 (144A)	9,161,000	9,103,744
Performance Food Group Inc, 5.5000%, 10/15/27 (144A)	5,691,000	6,082,256
Pilgrim's Pride Corp, 5.7500%, 3/15/25 (144A)	2,960,000	3,059,545
Post Holdings Inc, 5.7500%, 3/1/27 (144A)	3,952,000	4,238,520
Post Holdings Inc, 5.5000%, 12/15/29 (144A)	4,136,000	4,410,217
Smithfield Foods Inc, 5.2000%, 4/1/29 (144A)	7,368,000	8,161,367
Surgery Center Holdings Inc, 6.7500%, 7/1/25 (144A)	4,448,000	4,448,000
Surgery Center Holdings Inc, 10.0000%, 4/15/27 (144A)	4,405,000	4,834,488
Tenet Healthcare Corp, 8.1250%, 4/1/22	5,715,000	6,322,219
Tenet Healthcare Corp, 4.8750%, 1/1/26 (144A)	6,190,000	6,483,406
West Street Merger Sub Inc, 6.3750%, 9/1/25 (144A)	3,886,000	3,876,285
		194,850,608
Electric – 1.5%
Calpine Corp, 5.1250%, 3/15/28 (144A)	10,878,000	11,103,175
NextEra Energy Operating Partners LP, 4.2500%, 7/15/24 (144A)	3,144,000	3,273,690
Vistra Operations Co LLC, 5.0000%, 7/31/27 (144A)	4,799,000	5,014,859
		19,391,724
Energy – 11.1%
Archrock Partners LP / Archrock Partners Finance Corp,
6.2500%, 4/1/28 (144A)	2,617,000	2,695,510
DCP Midstream Operating LP, 5.1250%, 5/15/29	3,078,000	3,193,425
Endeavor Energy Resources LP / EER Finance Inc, 5.7500%, 1/30/28 (144A)	4,866,000	5,115,383
EnLink Midstream LLC, 5.3750%, 6/1/29	3,792,000	3,564,480
EnLink Midstream Partners LP, 4.1500%, 6/1/25	11,369,000	10,686,860
Great Western Petroleum LLC / Great Western Finance Corp,
9.0000%, 9/30/21 (144A)	15,328,000	13,699,400
Hess Midstream Operations LP, 5.6250%, 2/15/26 (144A)	5,463,000	5,686,355
Hess Midstream Operations LP, 5.1250%, 6/15/28 (144A)	2,150,000	2,176,875
Hilcorp Energy I LP / Hilcorp Finance Co, 5.0000%, 12/1/24 (144A)	497,000	480,584
Hilcorp Energy I LP / Hilcorp Finance Co, 6.2500%, 11/1/28 (144A)	6,481,000	6,156,950
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp,
6.0000%, 8/1/26 (144A)	12,903,000	13,225,575
Nabors Industries Inc, 5.7500%, 2/1/25	5,058,000	4,552,200
NGL Energy Partners LP / NGL Energy Finance Corp, 6.1250%, 3/1/25	9,530,000	8,982,025
Parsley Energy LLC / Parsley Finance Corp, 5.2500%, 8/15/25 (144A)	3,683,000	3,784,283
Parsley Energy LLC / Parsley Finance Corp, 5.6250%, 10/15/27 (144A)	3,131,000	3,311,033
PBF Holding Co LLC / PBF Finance Corp, 7.2500%, 6/15/25	5,145,000	5,492,287
PDC Energy Inc, 6.1250%, 9/15/24	5,210,000	5,275,125
PDC Energy Inc, 5.7500%, 5/15/26	3,330,000	3,321,675
Range Resources Corp, 5.0000%, 8/15/22	8,274,000	8,108,520
SM Energy Co, 6.7500%, 9/15/26	5,553,000	5,441,940
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp,
5.5000%, 1/15/28 (144A)	657,000	643,860
Targa Resources Partners LP / Targa Resources Partners Finance Corp,
6.5000%, 7/15/27 (144A)	7,617,000	8,340,615
Transocean Inc, 5.8000%, 10/15/22	3,644,000	3,516,460
USA Compression Partners LP / USA Compression Finance Corp, 6.8750%, 4/1/26	4,651,000	4,883,550
USA Compression Partners LP / USA Compression Finance Corp, 6.8750%, 9/1/27	4,700,000	4,895,520
Valaris plc, 5.7500%, 10/1/44	5,907,000	2,658,150

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

10	DECEMBER 31, 2019

Janus Henderson High-Yield Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Energy – (continued)
Viper Energy Partners LP, 5.3750%, 11/1/27 (144A)	$5,478,000	$5,697,120
		145,585,760
Finance Companies – 0.9%
Global Aircraft Leasing Co Ltd, 6.5000%, 9/15/24 (144A)	8,011,000	8,359,078
Springleaf Finance Corp, 5.3750%, 11/15/29	3,302,000	3,446,628
		11,805,706
Financial Institutions – 0.3%
Credit Acceptance Corp, 5.1250%, 12/31/24 (144A)	2,430,000	2,523,458
Fairstone Financial Inc, 7.8750%, 7/15/24 (144A)	1,623,000	1,744,725
		4,268,183
Industrial – 1.0%
AT Securities BV, USD SWAP SEMI 30/360 5YR + 3.5460%, 5.2500%‡,µ	4,250,000	4,422,125
Great Lakes Dredge & Dock Corp, 8.0000%, 5/15/22	8,273,000	8,748,697
		13,170,822
Industrial Conglomerates – 1.4%
General Electric Co, ICE LIBOR USD 3 Month + 3.3300%, 5.0000%‡,µ	19,096,000	18,703,768
Insurance – 1.0%
HUB International Ltd, 7.0000%, 5/1/26 (144A)	8,100,000	8,565,750
Molina Healthcare Inc, 4.8750%, 6/15/25 (144A)	4,789,000	4,920,698
		13,486,448
Media – 0.4%
DISH Network Corp, 2.3750%, 3/15/24	5,739,000	5,240,281
Real Estate Investment Trusts (REITs) – 0.6%
ESH Hospitality Inc, 4.6250%, 10/1/27 (144A)	3,990,000	4,039,875
iStar Inc, 4.2500%, 8/1/25	3,576,000	3,615,193
		7,655,068
Technology – 2.1%
Alliance Data Systems Corp, 4.7500%, 12/15/24 (144A)	5,240,000	5,226,900
Dell International LLC / EMC Corp, 5.3000%, 10/1/29 (144A)	6,791,000	7,647,129
Refinitiv US Holdings Inc, 8.2500%, 11/15/26 (144A)	2,418,000	2,723,273
Sensata Technologies BV, 4.8750%, 10/15/23 (144A)	2,550,000	2,715,750
Sensata Technologies Inc, 4.3750%, 2/15/30 (144A)	2,658,000	2,709,618
Western Digital Corp, 4.7500%, 2/15/26	6,346,000	6,615,705
		27,638,375
Transportation – 1.0%
Watco Cos LLC / Watco Finance Corp, 6.3750%, 4/1/23 (144A)	13,265,000	13,463,975
Total Corporate Bonds (cost $1,068,926,938)		1,112,301,988
Common Stocks – 2.8%
Containers & Packaging – 0.6%
Ardagh Group SA	163,199	3,195,436
Ball Corp	80,861	5,229,281
		8,424,717
Media – 0.4%
Altice USA Inc*	174,658	4,775,150
Oil, Gas & Consumable Fuels – 0.8%
PDC Energy Inc*	264,465	6,921,049
Plains GP Holdings LP*	212,737	4,031,366
		10,952,415
Semiconductor & Semiconductor Equipment – 0.6%
Marvell Technology Group Ltd	302,408	8,031,956
Wireless Telecommunication Services – 0.4%
T-Mobile US Inc*	64,990	5,096,516
Total Common Stocks (cost $35,540,451)		37,280,754
Preferred Stocks – 1.4%
Consumer Finance – 0.5%
Synchrony Financial, 5.6250%	258,850	6,613,617
Health Care Technology – 0.5%
Change Healthcare Inc, 6.0000%, 6/30/22	105,550	6,338,277

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson High-Yield Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Preferred Stocks – (continued)
Specialty Retail – 0.4%
Quiksilver Inc Bankruptcy Equity Certificate¢	132,324	$5,556,285
Total Preferred Stocks (cost $14,682,399)		18,508,179
Investment Companies – 1.9%
Money Markets – 1.9%
Janus Henderson Cash Liquidity Fund LLC, 1.7210%ºº,£ (cost $25,088,076)	25,088,076	25,088,076
Investments Purchased with Cash Collateral from Securities Lending – 0.1%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 1.4338%ºº,£	1,158,496	1,158,496
Time Deposits – 0%
Canadian Imperial Bank of Commerce, 1.6000%, 1/2/20	$289,624	289,624
Total Investments Purchased with Cash Collateral from Securities Lending (cost $1,448,120)		1,448,120
Total Investments (total cost $1,245,198,138) – 98.7%		1,295,255,583
Cash, Receivables and Other Assets, net of Liabilities – 1.3%		16,852,667
Net Assets – 100%		$1,312,108,250

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,121,296,066	86.6%
Luxembourg	44,481,929	3.4
United Kingdom	31,842,630	2.5
Zambia	18,645,227	1.4
France	16,924,861	1.3
Netherlands	15,974,980	1.2
Ireland	11,832,086	0.9
Canada	11,597,547	0.9
Cayman Islands	8,359,078	0.6
Germany	4,422,125	0.3
Brazil	3,402,469	0.3
Australia	2,289,362	0.2
Bermuda	2,121,711	0.2
Macao	2,065,512	0.2

Total	$1,295,255,583	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/19
Investment Companies - 1.9%
Money Markets - 1.9%
Janus Henderson Cash Liquidity Fund LLC, 1.7210%ºº	$802,598	$(2,249)	$98	$25,088,076

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

12	DECEMBER 31, 2019

Janus Henderson High-Yield Fund

Schedule of Investments (unaudited)

December 31, 2019

Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 1.4338%ºº	81∆	-	-	1,158,496
Total Affiliated Investments - 2.0%	$802,679	$(2,249)	$98	$26,246,572

	Share Balance at 6/30/19	Purchases	Sales	Share Balance at 12/31/19
Investment Companies - 1.9%
Money Markets - 1.9%
Janus Henderson Cash Liquidity Fund LLC, 1.7210%ºº	78,157,239	350,683,840	(403,753,003)	25,088,076
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 1.4338%ºº	-	1,158,496	-	1,158,496

Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Reference Asset	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)
CDX.NA.HY.S33, Fixed Rate of 5.00%, Paid Quarterly	12/20/24	23,760,000	USD	$(2,324,736)	$(7,732)	$8,242

The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of December 31, 2019.

Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of December 31, 2019

Credit Contracts
Asset Derivatives:
Variation margin receivable	$ 8,242

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson High-Yield Fund

Schedule of Investments (unaudited)

December 31, 2019

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended December 31, 2019.

The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended December 31, 2019

Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Credit Contracts
Swap contracts	$(1,303,684)

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Credit Contracts
Swap contracts	$ 270,040

Please see the "Net Realized Gain/(Loss) on Investments" and “Change in Unrealized Net Appreciation/Depreciation” sections of the Fund’s Statement of Operations.

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended December 31, 2019

Market Value
Credit default swaps, buy protection	$ (2,239,809)

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

14	DECEMBER 31, 2019

Janus Henderson High-Yield Fund

Notes to Schedule of Investments and Other Information (unaudited)

Bloomberg Barclays U.S. Corporate High-Yield Bond Index	Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the US dollar-denominated, high yield, fixed-rate corporate bond market.

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2019 is $858,359,353, which represents 65.4% of net assets.

*	Non-income producing security.

ƒ

All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See Notes to Financial Statements.

‡

Variable or floating rate security. Rate shown is the current rate as of December 31, 2019. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of December 31, 2019.

#	Loaned security; a portion of the security is on loan at December 31, 2019.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

¢	Security is valued using significant unobservable inputs.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2019. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$21,690,618	$-
Bank Loans and Mezzanine Loans	-	78,937,848	-
Corporate Bonds	-	1,112,301,988	-
Common Stocks	37,280,754	-	-

Janus Investment Fund	15

Janus Henderson High-Yield Fund

Notes to Schedule of Investments and Other Information (unaudited)

Preferred Stocks	-	12,951,894	5,556,285
Investment Companies	-	25,088,076	-
Investments Purchased with Cash Collateral from Securities Lending	-	1,448,120	-
Total Investments in Securities	$37,280,754	$1,252,418,544	$5,556,285
Other Financial Instruments(a):
Variation Margin Receivable	-	8,242	-
Total Assets	$37,280,754	$1,252,426,786	$5,556,285

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

16	DECEMBER 31, 2019

Janus Henderson High-Yield Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2019

See footnotes at the end of the Statement.

Assets:
Unaffiliated investments, at value(1)(2)	$1,269,009,011
Affiliated investments, at value(3)	26,246,572
Cash	369,141
Variation margin receivable	8,242
Non-interested Trustees' deferred compensation	33,613
Receivables:
Interest	19,265,000
Fund shares sold	11,940,910
Investments sold	8,497,366
Dividends from affiliates	75,619
Dividends	18,144
Other assets	3,238,747
Total Assets	1,338,702,365
Liabilities:
Collateral for securities loaned (Note 3)	1,448,120
Payables:	—
Fund shares repurchased	12,867,500
Investments purchased	10,692,916
Advisory fees	651,631
Dividends	477,211
Transfer agent fees and expenses	205,905
Professional fees	43,669
Non-interested Trustees' deferred compensation fees	33,613
12b-1 Distribution and shareholder servicing fees	23,326
Custodian fees	5,515
Affiliated fund administration fees payable	2,844
Non-interested Trustees' fees and expenses	316
Accrued expenses and other payables	141,549
Total Liabilities	26,594,115
Net Assets	$1,312,108,250

See Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson High-Yield Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2019

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,433,449,326
Total distributable earnings (loss)	(121,341,076)
Total Net Assets	$1,312,108,250
Net Assets - Class A Shares	$40,365,874
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	4,750,898
Net Asset Value Per Share(4)	$8.50
Maximum Offering Price Per Share(5)	$8.92
Net Assets - Class C Shares	$15,610,972
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,836,905
Net Asset Value Per Share(4)	$8.50
Net Assets - Class D Shares	$363,070,070
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	42,721,890
Net Asset Value Per Share	$8.50
Net Assets - Class I Shares	$301,424,402
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	35,448,315
Net Asset Value Per Share	$8.50
Net Assets - Class N Shares	$140,256,376
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	16,505,398
Net Asset Value Per Share	$8.50
Net Assets - Class R Shares	$1,559,958
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	183,688
Net Asset Value Per Share	$8.49
Net Assets - Class S Shares	$1,930,336
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	226,758
Net Asset Value Per Share	$8.51
Net Assets - Class T Shares	$447,890,262
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	52,693,357
Net Asset Value Per Share	$8.50

(1) Includes cost of $1,218,951,566.

(2) Includes $1,416,952 of securities on loan. See Note 3 in Notes to Financial Statements.

(3) Includes cost of $26,246,572.

(4) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

(5) Maximum offering price is computed at 100/95.25 of net asset value.

See Notes to Financial Statements.

18	DECEMBER 31, 2019

Janus Henderson High-Yield Fund

Statement of Operations (unaudited)

For the period ended December 31, 2019

Investment Income:
Interest	$36,835,779
Dividends from affiliates	802,598
Dividends	341,370
Affiliated securities lending income, net	81
Other income	211,666
Foreign tax withheld	(6,033)
Total Investment Income	38,185,461
Expenses:
Advisory fees	3,683,530
12b-1 Distribution and shareholder servicing fees:
Class A Shares	44,713
Class C Shares	80,606
Class R Shares	3,920
Class S Shares	2,074
Transfer agent administrative fees and expenses:
Class D Shares	211,913
Class R Shares	1,954
Class S Shares	2,074
Class T Shares	557,599
Transfer agent networking and omnibus fees:
Class A Shares	18,905
Class C Shares	6,524
Class I Shares	144,689
Other transfer agent fees and expenses:
Class A Shares	1,314
Class C Shares	570
Class D Shares	26,366
Class I Shares	6,132
Class N Shares	1,690
Class R Shares	63
Class S Shares	29
Class T Shares	2,796
Registration fees	80,866
Shareholder reports expense	67,869
Professional fees	32,771
Affiliated fund administration fees	16,055
Non-interested Trustees’ fees and expenses	14,781
Custodian fees	12,852
Other expenses	69,276
Total Expenses	5,091,931
Less: Excess Expense Reimbursement and Waivers	(22,277)
Net Expenses	5,069,654
Net Investment Income/(Loss)	33,115,807

See Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson High-Yield Fund

Statement of Operations (unaudited)

For the period ended December 31, 2019

Net Realized Gain/(Loss) on Investments:
Investments	$1,668,771
Investments in affiliates	(2,249)
Swap contracts	(1,303,684)
Total Net Realized Gain/(Loss) on Investments	362,838
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and non-interested Trustees’ deferred compensation	23,512,241
Investments in affiliates	98
Swap contracts	270,040
Total Change in Unrealized Net Appreciation/Depreciation	23,782,379
Net Increase/(Decrease) in Net Assets Resulting from Operations	$57,261,024

See Notes to Financial Statements.

20	DECEMBER 31, 2019

Janus Henderson High-Yield Fund

Statements of Changes in Net Assets

	Period ended December 31, 2019 (unaudited)	Year ended June 30, 2019

Operations:
Net investment income/(loss)	$33,115,807	$73,850,006
Net realized gain/(loss) on investments	362,838	(22,259,906)
Change in unrealized net appreciation/depreciation	23,782,379	43,990,252
Net Increase/(Decrease) in Net Assets Resulting from Operations	57,261,024	95,580,352
Dividends and Distributions to Shareholders
Class A Shares	(883,307)	(1,426,849)
Class C Shares	(356,310)	(1,283,602)
Class D Shares	(9,203,952)	(18,772,121)
Class I Shares	(7,722,861)	(18,012,344)
Class N Shares	(3,441,292)	(9,616,310)
Class R Shares	(35,006)	(67,773)
Class S Shares	(39,303)	(93,555)
Class T Shares	(11,307,564)	(24,989,015)
Net Decrease from Dividends and Distributions to Shareholders	(32,989,595)	(74,261,569)
Capital Share Transactions:
Class A Shares	11,146,332	(4,313,479)
Class C Shares	(7,704,802)	(11,191,724)
Class D Shares	8,231,230	(12,268,334)
Class I Shares	6,372,573	(89,943,226)
Class N Shares	12,868,364	(85,855,927)
Class R Shares	(91,974)	229,834
Class S Shares	402,458	(528,235)
Class T Shares	(3,325,148)	(80,459,243)
Net Increase/(Decrease) from Capital Share Transactions	27,899,033	(284,330,334)
Net Increase/(Decrease) in Net Assets	52,170,462	(263,011,551)
Net Assets:
Beginning of period	1,259,937,788	1,522,949,339
End of period	$1,312,108,250	$1,259,937,788

See Notes to Financial Statements.

Janus Investment Fund	21

Janus Henderson High-Yield Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$8.34	$8.18	$8.50	$8.17	$8.55	$9.41
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.21	0.43	0.46	0.50	0.45	0.51
Net realized and unrealized gain/(loss)	0.16	0.16	(0.32)	0.33	(0.38)	(0.67)
Total from Investment Operations	0.37	0.59	0.14	0.83	0.07	(0.16)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.21)	(0.43)	(0.46)	(0.50)	(0.45)	(0.50)
Distributions (from capital gains)	—	—	—	—	—	(0.20)
Total Dividends and Distributions	(0.21)	(0.43)	(0.46)	(0.50)	(0.45)	(0.70)
Net Asset Value, End of Period	$8.50	$8.34	$8.18	$8.50	$8.17	$8.55
Total Return*	4.48%	7.48%	1.58%	10.32%	0.94%	(1.61)%
Net Assets, End of Period (in thousands)	$40,366	$28,510	$32,487	$39,747	$152,449	$185,912
Average Net Assets for the Period (in thousands)	$35,331	$27,131	$35,915	$59,850	$147,155	$263,855
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.99%	1.04%	1.03%	1.00%	0.98%	0.98%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.99%	1.04%	1.03%	1.00%	0.98%	0.98%
Ratio of Net Investment Income/(Loss)	4.99%	5.23%	5.41%	5.86%	5.46%	5.69%
Portfolio Turnover Rate	56%	110%	114%	102%	66%	71%

Class C Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$8.34	$8.18	$8.50	$8.17	$8.56	$9.41
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.18	0.37	0.40	0.44	0.39	0.44
Net realized and unrealized gain/(loss)	0.16	0.17	(0.32)	0.33	(0.38)	(0.65)
Total from Investment Operations	0.34	0.54	0.08	0.77	0.01	(0.21)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.18)	(0.38)	(0.40)	(0.44)	(0.40)	(0.44)
Distributions (from capital gains)	—	—	—	—	—	(0.20)
Total Dividends and Distributions	(0.18)	(0.38)	(0.40)	(0.44)	(0.40)	(0.64)
Net Asset Value, End of Period	$8.50	$8.34	$8.18	$8.50	$8.17	$8.56
Total Return*	4.12%	6.78%	0.92%	9.57%	0.18%	(2.20)%
Net Assets, End of Period (in thousands)	$15,611	$23,026	$33,888	$43,169	$49,861	$61,023
Average Net Assets for the Period (in thousands)	$16,645	$27,890	$39,154	$46,514	$53,472	$68,654
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.68%	1.70%	1.68%	1.68%	1.62%	1.70%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.68%	1.70%	1.68%	1.68%	1.62%	1.70%
Ratio of Net Investment Income/(Loss)	4.29%	4.57%	4.75%	5.19%	4.83%	4.96%
Portfolio Turnover Rate	56%	110%	114%	102%	66%	71%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

22	DECEMBER 31, 2019

Janus Henderson High-Yield Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$8.34	$8.18	$8.50	$8.17	$8.56	$9.41
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.22	0.45	0.48	0.52	0.46	0.52
Net realized and unrealized gain/(loss)	0.16	0.16	(0.32)	0.33	(0.39)	(0.65)
Total from Investment Operations	0.38	0.61	0.16	0.85	0.07	(0.13)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.22)	(0.45)	(0.48)	(0.52)	(0.46)	(0.52)
Distributions (from capital gains)	—	—	—	—	—	(0.20)
Total Dividends and Distributions	(0.22)	(0.45)	(0.48)	(0.52)	(0.46)	(0.72)
Net Asset Value, End of Period	$8.50	$8.34	$8.18	$8.50	$8.17	$8.56
Total Return*	4.60%	7.74%	1.82%	10.56%	1.02%	(1.29)%
Net Assets, End of Period (in thousands)	$363,070	$348,041	$354,349	$376,111	$331,067	$353,037
Average Net Assets for the Period (in thousands)	$352,449	$339,785	$370,556	$359,572	$328,551	$372,925
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.77%	0.80%	0.79%	0.77%	0.78%	0.77%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.77%	0.80%	0.79%	0.77%	0.78%	0.77%
Ratio of Net Investment Income/(Loss)	5.21%	5.49%	5.65%	6.10%	5.67%	5.88%
Portfolio Turnover Rate	56%	110%	114%	102%	66%	71%

Class I Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$8.34	$8.19	$8.50	$8.17	$8.56	$9.42
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.22	0.45	0.48	0.53	0.47	0.53
Net realized and unrealized gain/(loss)	0.16	0.16	(0.31)	0.32	(0.39)	(0.66)
Total from Investment Operations	0.38	0.61	0.17	0.85	0.08	(0.13)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.22)	(0.46)	(0.48)	(0.52)	(0.47)	(0.53)
Distributions (from capital gains)	—	—	—	—	—	(0.20)
Total Dividends and Distributions	(0.22)	(0.46)	(0.48)	(0.52)	(0.47)	(0.73)
Net Asset Value, End of Period	$8.50	$8.34	$8.19	$8.50	$8.17	$8.56
Total Return*	4.63%	7.68%	2.01%	10.67%	1.10%	(1.32)%
Net Assets, End of Period (in thousands)	$301,424	$289,574	$373,573	$766,952	$317,634	$281,687
Average Net Assets for the Period (in thousands)	$293,191	$323,343	$623,820	$535,202	$249,522	$311,969
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.72%	0.73%	0.71%	0.68%	0.70%	0.70%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.72%	0.73%	0.71%	0.68%	0.70%	0.70%
Ratio of Net Investment Income/(Loss)	5.26%	5.54%	5.70%	6.23%	5.76%	5.96%
Portfolio Turnover Rate	56%	110%	114%	102%	66%	71%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	23

Janus Henderson High-Yield Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$8.34	$8.18	$8.50	$8.17	$8.56	$9.41
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.23	0.46	0.47	0.53	0.48	0.53
Net realized and unrealized gain/(loss)	0.15	0.16	(0.30)	0.33	(0.39)	(0.64)
Total from Investment Operations	0.38	0.62	0.17	0.86	0.09	(0.11)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.22)	(0.46)	(0.49)	(0.53)	(0.48)	(0.54)
Distributions (from capital gains)	—	—	—	—	—	(0.20)
Total Dividends and Distributions	(0.22)	(0.46)	(0.49)	(0.53)	(0.48)	(0.74)
Net Asset Value, End of Period	$8.50	$8.34	$8.18	$8.50	$8.17	$8.56
Total Return*	4.68%	7.90%	1.98%	10.73%	1.18%	(1.14)%
Net Assets, End of Period (in thousands)	$140,256	$124,803	$209,887	$30,455	$21,259	$14,751
Average Net Assets for the Period (in thousands)	$128,172	$170,511	$73,663	$27,197	$17,347	$9,715
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.62%	0.65%	0.67%	0.62%	0.63%	0.61%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.62%	0.65%	0.67%	0.62%	0.63%	0.61%
Ratio of Net Investment Income/(Loss)	5.36%	5.61%	5.89%	6.27%	5.85%	5.99%
Portfolio Turnover Rate	56%	110%	114%	102%	66%	71%

Class R Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$8.33	$8.18	$8.49	$8.17	$8.55	$9.41
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.19	0.39	0.42	0.46	0.41	0.47
Net realized and unrealized gain/(loss)	0.16	0.15	(0.31)	0.32	(0.38)	(0.66)
Total from Investment Operations	0.35	0.54	0.11	0.78	0.03	(0.19)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.19)	(0.39)	(0.42)	(0.46)	(0.41)	(0.47)
Distributions (from capital gains)	—	—	—	—	—	(0.20)
Total Dividends and Distributions	(0.19)	(0.39)	(0.42)	(0.46)	(0.41)	(0.67)
Net Asset Value, End of Period	$8.49	$8.33	$8.18	$8.49	$8.17	$8.55
Total Return*	4.24%	6.89%	1.28%	9.77%	0.54%	(2.00)%
Net Assets, End of Period (in thousands)	$1,560	$1,623	$1,365	$1,447	$1,413	$1,631
Average Net Assets for the Period (in thousands)	$1,547	$1,397	$1,411	$1,457	$1,555	$1,644
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.58%	1.62%	1.45%	1.38%	1.38%	1.37%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.46%	1.48%	1.45%	1.38%	1.38%	1.37%
Ratio of Net Investment Income/(Loss)	4.52%	4.82%	4.99%	5.49%	5.07%	5.28%
Portfolio Turnover Rate	56%	110%	114%	102%	66%	71%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

24	DECEMBER 31, 2019

Janus Henderson High-Yield Fund

Financial Highlights

Class S Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$8.35	$8.19	$8.51	$8.19	$8.57	$9.43
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.20	0.41	0.44	0.49	0.44	0.49
Net realized and unrealized gain/(loss)	0.16	0.17	(0.32)	0.32	(0.38)	(0.66)
Total from Investment Operations	0.36	0.58	0.12	0.81	0.06	(0.17)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.20)	(0.42)	(0.44)	(0.49)	(0.44)	(0.49)
Distributions (from capital gains)	—	—	—	—	—	(0.20)
Total Dividends and Distributions	(0.20)	(0.42)	(0.44)	(0.49)	(0.44)	(0.69)
Net Asset Value, End of Period	$8.51	$8.35	$8.19	$8.51	$8.19	$8.57
Total Return*	4.38%	7.29%	1.44%	10.05%	0.83%	(1.73)%
Net Assets, End of Period (in thousands)	$1,930	$1,496	$1,995	$1,702	$1,761	$2,785
Average Net Assets for the Period (in thousands)	$1,635	$1,833	$1,746	$1,801	$2,311	$4,219
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.31%	1.31%	1.19%	1.12%	1.13%	1.12%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.20%	1.22%	1.18%	1.11%	1.11%	1.12%
Ratio of Net Investment Income/(Loss)	4.80%	5.07%	5.26%	5.76%	5.33%	5.54%
Portfolio Turnover Rate	56%	110%	114%	102%	66%	71%

Class T Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$8.34	$8.18	$8.50	$8.17	$8.56	$9.41
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.22	0.44	0.47	0.51	0.46	0.51
Net realized and unrealized gain/(loss)	0.15	0.16	(0.32)	0.33	(0.39)	(0.64)
Total from Investment Operations	0.37	0.60	0.15	0.84	0.07	(0.13)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.21)	(0.44)	(0.47)	(0.51)	(0.46)	(0.52)
Distributions (from capital gains)	—	—	—	—	—	(0.20)
Total Dividends and Distributions	(0.21)	(0.44)	(0.47)	(0.51)	(0.46)	(0.72)
Net Asset Value, End of Period	$8.50	$8.34	$8.18	$8.50	$8.17	$8.56
Total Return*	4.55%	7.64%	1.73%	10.47%	0.94%	(1.38)%
Net Assets, End of Period (in thousands)	$447,890	$442,866	$515,406	$821,650	$1,193,347	$1,218,907
Average Net Assets for the Period (in thousands)	$441,268	$460,568	$703,671	$1,017,073	$1,172,930	$1,305,785
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.87%	0.89%	0.88%	0.87%	0.87%	0.87%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.86%	0.89%	0.88%	0.86%	0.86%	0.87%
Ratio of Net Investment Income/(Loss)	5.12%	5.39%	5.55%	6.00%	5.59%	5.79%
Portfolio Turnover Rate	56%	110%	114%	102%	66%	71%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	25

Janus Henderson High-Yield Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson High-Yield Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 47 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks to obtain high current income. Capital appreciation is a secondary investment objective when consistent with its primary investment objective. The Fund is classified as diversified, as defined in the 1940 Act.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares. Class D Shares are closed to certain new investors.

Shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with accounting principles generally accepted in the United States of America).

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Funds have adopted an auto-conversion policy pursuant to which Class C Shares that have been held for ten years will be automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the tenth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund will rely on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares. Please contact your financial intermediary for additional information.

Class D Shares are generally no longer being made available to new investors who do not already have a direct account with the Janus Henderson funds. Class D Shares are available only to investors who hold accounts directly with the Janus Henderson funds, to immediate family members or members of the same household of an eligible individual investor, and to existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, Janus Capital Management LLC (“Janus Capital”), or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Distributors LLC dba Janus Henderson

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Janus Henderson High-Yield Fund

Notes to Financial Statements (unaudited)

Distributors (“Janus Henderson Distributors”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on

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Notes to Financial Statements (unaudited)

an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

The Fund did not hold a significant amount of Level 3 securities as of December 31, 2019.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

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Notes to Financial Statements (unaudited)

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

Dividends are declared daily and distributed monthly for the Fund. Realized capital gains, if any, are declared and distributed in December. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or the Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended December 31, 2019 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the

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Notes to Financial Statements (unaudited)

securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital's ability to establish and maintain appropriate systems and trading.

Swaps

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the

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Notes to Financial Statements (unaudited)

amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.

Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.

Index swaps, interest rate swaps, and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades. The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Fund’s Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).

The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

The Fund may enter into various types of credit default swap agreements, including OTC credit default swap agreements and index credit default swaps (“CDX”), for investment purposes and to add leverage to its portfolio. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to liquidity risk, counterparty risk, and credit risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

As a buyer of credit protection, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, the Fund as buyer would pay to the counterparty a periodic

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Notes to Financial Statements (unaudited)

stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and potentially received no benefit from the contract.

If the Fund is the seller of credit protection against a particular security, the Fund would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.

The Fund may invest in CDXs. A CDX is a swap on an index of credit default swaps. CDXs allow an investor to manage credit risk or take a position on a basket of credit entities (such as credit default swaps or commercial mortgage-backed securities) in a more efficient manner than transacting in a single-name CDS. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return for a payment of notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The underlying company is then removed from the index. If the Fund holds a long position in a CDX, the Fund would indirectly bear its proportionate share of any expenses paid by a CDX. A Fund holding a long position in CDXs typically receives income from principal or interest paid on the underlying securities. By investing in CDXs, the Fund could be exposed to illiquidity risk, counterparty risk, and credit risk of the issuers of the underlying loan obligations and of the CDX markets. If there is a default by the CDX counterparty, the Fund will have contractual remedies pursuant to the agreements related to the transaction. CDXs also bear the risk that the Fund will not be able to meet its obligation to the counterparty.

During the period, the Fund purchased protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices where reducing this exposure via the cash bond market was less attractive.

3. Other Investments and Strategies

Additional Investment Risk

The Fund may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer.

In the aftermath of the 2007-2008 financial crisis, the financial sector experienced reduced liquidity in credit and other fixed-income markets, and an unusually high degree of volatility, both domestically and internationally. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. For example, the enactment of the Dodd-Frank Act in 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, over-the-counter derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. The risk of investing in securities in

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Notes to Financial Statements (unaudited)

the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (commonly known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will conclude, or how financial markets will react.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Loans

The Fund may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Commercial loans will comprise no more than 20% of the Fund’s total assets. Below are descriptions of the types of loans held by the Fund as of December 31, 2019.

• Bank Loans - Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities.

• Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as London Interbank Offered Rate (“LIBOR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (‘‘borrowers’’) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. While the Fund generally expects to invest in fully funded term loans, certain of the loans in which the Fund may invest include revolving loans, bridge loans, and delayed draw term loans.

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Notes to Financial Statements (unaudited)

Purchasers of floating rate loans may pay and/or receive certain fees. The Fund may receive fees such as covenant waiver fees or prepayment penalty fees. The Fund may pay fees such as facility fees. Such fees may affect the Fund’s return.

• Mezzanine Loans - Mezzanine loans are secured by the stock of the company that owns the assets. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure.

Mortgage- and Asset-Backed Securities

Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed by the full faith and credit of the U.S. Government, which means that the U.S. Government guarantees that the interest and principal will be paid when due. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases, and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.

The Fund may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.

34	DECEMBER 31, 2019

Janus Henderson High-Yield Fund

Notes to Financial Statements (unaudited)

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

The following table presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the Fund's Schedule of Investments.

Offsetting of Financial Assets and Derivative Assets

Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

JPMorgan Chase Bank, National Association	$1,416,952	$—	$(1,416,952)	$—

(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. Securities on loan will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. See “Securities Lending” in the “Notes to Financial Statements” for additional information.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. Effective December 16, 2019, JPMorgan Chase Bank, National Association replaced Deutsche Bank AG as securities lending agent for the Fund. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Non-Custodial Securities Lending Agreement. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could

Janus Investment Fund	35

Janus Henderson High-Yield Fund

Notes to Financial Statements (unaudited)

decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to primarily invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of December 31, 2019, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $1,416,952. Gross amounts of recognized liabilities for securities lending (collateral received) as of December 31, 2019 is $1,448,120, resulting in the net amount due to the counterparty of $31,168.

When-Issued, Delayed Delivery and Forward Commitment Transactions

The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.

When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.

36	DECEMBER 31, 2019

Janus Henderson High-Yield Fund

Notes to Financial Statements (unaudited)

4. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).

Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $300 Million	0.65
Over $300 Million	0.55

The Fund’s actual investment advisory fee rate for the reporting period was 0.58% of average annual net assets before any applicable waivers.

Janus Capital has contractually agreed to waive the advisory fee payable by the Fund or reimburse expenses in an amount equal to the amount, if any, that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.69% of the Fund’s average daily net assets. Janus Capital has agreed to continue the waivers until at least October 28, 2020. If applicable, amounts waived and/or reimbursed to the Fund by Janus Capital are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

Janus Services LLC (“Janus Services”), a wholly-owned subsidiary of Janus Capital, is the Fund’s transfer agent. In addition, Janus Services provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Fund. Janus Services is not compensated for its services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Certain, but not all, intermediaries may charge administrative fees (such as networking and omnibus) to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to Janus Services, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between Janus Services and the Fund, Janus Services may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. Janus Capital and its affiliates benefit from an increase in assets that may result from such relationships. The Funds’ Trustees have set limits on fees that the Funds may incur with respect to administrative fees paid for omnibus or networked accounts. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

Effective July 1, 2019, the Board of Trustees of Janus Investment Fund approved a new administrative fee rate for Class D Shares detailed in the table below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

The Fund’s actual Class D administrative fee rate was 0.12% for the reporting period.

Prior to July 1, 2019, the Fund’s Class D Shares paid an administrative services fee at an annual rate of 0.12% of the average daily net assets of Class D Shares for shareholder services provided by Janus Services. Janus Services provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Janus Services receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to

Janus Investment Fund	37

Janus Henderson High-Yield Fund

Notes to Financial Statements (unaudited)

investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. Janus Services expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. Janus Services or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to Class R Shares, Class S Shares, and Class T Shares of the Fund. Janus Services may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R Shares, Class S Shares, and Class T Shares. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with Janus Capital. For all share classes, Janus Services also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Janus Services is compensated for its services related to the Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, Janus Henderson Distributors, a wholly-owned subsidiary of Janus Capital, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets, of up to 0.50% of the Class R Shares' average daily net assets, and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to Janus Henderson Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Payments under the Plan are not tied exclusively to actual 12b-1 distribution and shareholder service expenses, and the payments may exceed 12b-1 distribution and shareholder service expenses actually incurred. If any of the Fund’s actual 12b-1 distribution and shareholder service expenses incurred during a calendar year are less than the payments made during a calendar year, the Fund will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution and shareholder servicing fees” in the Statement of Operations.

Janus Capital serves as administrator to the Fund pursuant to an administration agreement between Janus Capital and the Trust. Under the administration agreement, Janus Capital is obligated to provide or arrange for the provision of certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). In addition, employees of Janus Capital and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of Janus Capital employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by Janus Capital, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services Janus Capital (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of Janus Capital and/or its affiliates, are shared with the Fund. Total compensation of $230,755 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2019. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation

38	DECEMBER 31, 2019

Janus Henderson High-Yield Fund

Notes to Financial Statements (unaudited)

of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2019 on the Statement of Assets and Liabilities in the asset, “Non-interested Trustees’ deferred compensation,” and liability, “Non-interested Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2019 are included in “Non-interested Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $236,725 were paid by the Trust to the Trustees under the Deferred Plan during the period ended December 31, 2019.

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2019 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Class A Shares include a 4.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between Janus Henderson Distributors and financial intermediaries. During the period ended December 31, 2019, Janus Henderson Distributors retained upfront sales charges of $6,284.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to Janus Henderson Distributors during the period ended December 31, 2019.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended December 31, 2019, redeeming shareholders of Class C Shares paid CDSCs of $100.

The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by Janus Capital in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended December 31, 2019, the Fund engaged in cross trades amounting to $1,526,989 in purchases and $9,106,930 in sales, resulting in a net realized gain of $125,212. The net realized gain is included within the “Net Realized Gain/(Loss) on Investments” section of the Fund’s Statement of Operations.

Janus Investment Fund	39

Janus Henderson High-Yield Fund

Notes to Financial Statements (unaudited)

5. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Accumulated capital losses noted below represent net capital loss carryovers, as of June 30, 2019, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.

Capital Loss Carryover Schedule
For the year ended June 30, 2019
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(49,050,888)	$(122,108,087)	$ (171,158,975)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2019 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 1,246,264,263	$55,261,606	$ (6,270,286)	$ 48,991,320

Information on the tax components of derivatives as of December 31, 2019 is as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ (2,324,736)	$ -	$ (7,732)	$ (7,732)

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

40	DECEMBER 31, 2019

Janus Henderson High-Yield Fund

Notes to Financial Statements (unaudited)

6. Capital Share Transactions

	Period ended December 31, 2019		Year ended June 30, 2019
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	2,249,173	$18,795,867	1,744,144	$ 14,240,678
Reinvested dividends and distributions	94,827	795,357	155,258	1,265,234
Shares repurchased	(1,012,934)	(8,444,892)	(2,451,426)	(19,819,391)
Net Increase/(Decrease)	1,331,066	$11,146,332	(552,024)	$ (4,313,479)
Class C Shares:
Shares sold	117,038	$ 977,978	229,538	$ 1,878,130
Reinvested dividends and distributions	36,868	309,192	140,481	1,144,237
Shares repurchased	(1,077,770)	(8,991,972)	(1,750,549)	(14,214,091)
Net Increase/(Decrease)	(923,864)	$ (7,704,802)	(1,380,530)	$ (11,191,724)
Class D Shares:
Shares sold	2,494,481	$20,880,104	4,376,734	$ 35,743,125
Reinvested dividends and distributions	949,841	7,965,920	1,987,641	16,192,348
Shares repurchased	(2,463,054)	(20,614,794)	(7,937,925)	(64,203,807)
Net Increase/(Decrease)	981,268	$ 8,231,230	(1,573,550)	$ (12,268,334)
Class I Shares:
Shares sold	7,375,023	$61,752,122	20,588,098	$166,338,668
Reinvested dividends and distributions	774,400	6,498,622	1,802,956	14,697,067
Shares repurchased	(7,410,855)	(61,878,171)	(33,314,921)	(270,978,961)
Net Increase/(Decrease)	738,568	$ 6,372,573	(10,923,867)	$ (89,943,226)
Class N Shares:
Shares sold	3,122,391	$26,128,484	4,241,158	$ 34,323,031
Reinvested dividends and distributions	409,230	3,432,009	1,181,098	9,607,077
Shares repurchased	(1,994,799)	(16,692,129)	(16,109,183)	(129,786,035)
Net Increase/(Decrease)	1,536,822	$12,868,364	(10,686,927)	$ (85,855,927)
Class R Shares:
Shares sold	14,019	$ 117,543	62,653	$ 512,663
Reinvested dividends and distributions	3,838	32,169	6,963	56,720
Shares repurchased	(28,990)	(241,686)	(41,781)	(339,549)
Net Increase/(Decrease)	(11,133)	$ (91,974)	27,835	$ 229,834
Class S Shares:
Shares sold	52,269	$ 441,316	46,912	$ 381,507
Reinvested dividends and distributions	4,671	39,251	11,382	92,806
Shares repurchased	(9,274)	(78,109)	(122,636)	(1,002,548)
Net Increase/(Decrease)	47,666	$ 402,458	(64,342)	$ (528,235)
Class T Shares:
Shares sold	4,804,501	$40,218,642	8,225,420	$ 66,971,112
Reinvested dividends and distributions	1,312,211	11,006,784	3,007,624	24,508,361
Shares repurchased	(6,525,959)	(54,550,574)	(21,119,194)	(171,938,716)
Net Increase/(Decrease)	(409,247)	$ (3,325,148)	(9,886,150)	$ (80,459,243)

7. Purchases and Sales of Investment Securities

For the period ended December 31, 2019, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$716,958,098	$ 671,510,921	$ -	$ -

Janus Investment Fund	41

Janus Henderson High-Yield Fund

Notes to Financial Statements (unaudited)

8. Recent Accounting Pronouncements

The FASB issued Accounting Standards Update No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities ("ASU 2017-08") to amend the amortization period for certain purchased callable debt securities held at a premium. The guidance requires certain premiums on callable debt securities to be amortized to the earliest call date. The amortization period for callable debt securities purchased at a discount will not be impacted. The amendments are effective for fiscal years and interim periods within those fiscal years, beginning after December 15, 2018. Management has adopted the amendments as of the beginning of this fiscal period.

The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) in August 2018. The new guidance removes, modifies and enhances the disclosures to Topic 820. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. An entity is permitted, and Management has decided, to early adopt the removed and modified disclosures in these financial statements.

9. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2019 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

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Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund is required to disclose its complete holdings as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Fund shareholders. Historically, the Fund filed its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters each fiscal year on Form N-Q. The Fund’s Form N-PORT and Form N-Q filings: (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series, each of whom serves as an “independent” Trustee (the “Trustees”), oversee the management of each Portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each Fund of Janus Investment Fund (together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreements for the Janus Henderson Funds that utilize subadvisers.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Capital and the respective subadvisers in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At a meeting held on December 5, 2019, based on the Trustees’ evaluation of the information provided by Janus Capital, the subadvisers, and the independent fee consultant, as well as other information, the Trustees determined that the overall arrangements between each Janus Henderson Fund and Janus Capital and each subadviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by Janus Capital, its affiliates and the subadvisers, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund, and the subadvisory agreement for each subadvised Janus Henderson Fund, for the period from February 1, 2020 through February 1, 2021, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

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Additional Information (unaudited)

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent and quality of the services provided by Janus Capital and the subadvisers to the Janus Henderson Funds, taking into account the investment objective, strategies and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of Janus Capital and each subadviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by Janus Capital or the subadvisers, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered Janus Capital’s role as administrator to the Janus Henderson Funds, noting that Janus Capital generally, does not receive a fee for its services but is reimbursed for its out-of-pocket costs. The Trustees considered the role of Janus Capital in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that Janus Capital provides a number of different services for the Janus Henderson Funds and fund shareholders, ranging from investment management services to various other servicing functions, and that, in its view, Janus Capital is a capable provider of those services. The independent fee consultant also provided its belief that Janus Capital has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent and quality of the services provided by Janus Capital or the subadviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory and subadvisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that Janus Capital and each subadviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable funds and peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, the independent fee consultant found that the overall Janus Henderson Funds’ performance has been reasonable: for the 36 months ended September 30, 2019, approximately 69% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar, and for the 12 months ended September 30, 2019, approximately 71% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar.

The Trustees considered the performance of each Fund, noting that performance may vary by share class, and noted the following:

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

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Additional Information (unaudited)

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Developed World Bond Fund, the Trustees noted the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12

Janus Investment Fund	45

Janus Henderson High-Yield Fund

Additional Information (unaudited)

months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson International Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson International Small Cap Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and its limited performance history.

• For Janus Henderson International Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital and Perkins had taken or were taking to improve performance, and that the performance trend was improving

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

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Additional Information (unaudited)

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson U.S. Growth Opportunities Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital and Geneva had taken or were taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

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Additional Information (unaudited)

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital and Intech had taken or were taking to improve performance, and that the performance trend was improving.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital and Perkins had taken or were taking to improve performance, and that the performance trend was improving.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory and subadvisory agreement(s).

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant and noted that the rate of management fees (investment advisory and any administration but excluding out-of-pocket costs) for many of the Janus Henderson Funds, after applicable waivers, was below the average management fee rate of the respective peer group of funds selected by an independent data provider. The Trustees also examined information regarding the subadvisory fees charged for subadvisory services, as applicable, noting that all such fees were paid by Janus Capital out of its management fees collected from such Janus Henderson Fund.

The independent fee consultant provided its belief that the management fees charged by Janus Capital to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by Janus Capital. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of their respective Broadridge Expense Group

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Additional Information (unaudited)

peers; and (3) and the management fees for the Janus Henderson Funds, on average, were 7% under the average management fees for their Expense Groups. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group peers and to average total expenses for its Broadridge Expense Universe.

For certain Janus Henderson Funds, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable in light of performance trends, performance histories, and existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by Janus Capital and each subadviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by Janus Capital and each subadviser to comparable separate account clients and to comparable non-affiliated funds subadvised by Janus Capital or by a subadviser (for which Janus Capital or the subadviser provides only or primarily portfolio management services). Although in most instances subadvisory and separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that Janus Capital noted that, under the terms of the management agreements with the Janus Henderson Funds, Janus Capital performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, trustee support, regulatory compliance and numerous other services, and that, in serving the Janus Henderson Funds, Janus Capital assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, they noted that the independent fee consultant found that: (1) the management fees Janus Capital charges to the Janus Henderson Funds are reasonable in relation to the management fees Janus Capital charges to funds subadvised by Janus Capital and to the fees Janus Capital charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs; and (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged to Janus Henderson subadvised fund and separate account investors; (4) 11 of 12 Janus Henderson Funds have lower management fees than similar funds subadvised by Janus Capital; and (5) six of nine Janus Henderson Funds have lower management fees than similar separate accounts managed by Janus Capital.

The Trustees considered the fees for each Fund for its fiscal year ended in 2018, and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”):

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

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Additional Information (unaudited)

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

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Additional Information (unaudited)

• For Janus Henderson Global Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable.

• For Janus Henderson International Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson International Small Cap Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for both share classes.

• For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

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• For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson U.S. Growth Opportunities Fund, that Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that, although the Fund’s expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

The Trustees reviewed information on the overall profitability to Janus Capital and its affiliates of their relationship with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses, and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to Janus Capital from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether Janus Capital and each subadviser receive adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is

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necessarily a product of the allocation methodology utilized by Janus Capital to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found that (1) the expense allocation methodology and rationales utilized by Janus Capital were reasonable and (2) no clear correlation between expense allocations and operating margins. The Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that Janus Capital’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to Janus Capital and its affiliates, as well as the fees paid by Janus Capital to the subadvisers of subadvised Janus Henderson Funds, were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees Janus Capital and the subadvisers charge to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by Janus Capital and any subadviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by Janus Capital.

Economies of Scale

The Trustees considered information about the potential for Janus Capital to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in November 2019 which provided its research and analysis into economies of scale. They also noted that, although many Janus Henderson Funds pay advisory fees at a base fixed rate as a percentage of net assets, without any breakpoints or performance fees, their independent fee consultant concluded that 64% of these Janus Henderson Funds’ share classes have contractual management fees (gross of waivers) below their Broadridge expense group averages. They also noted the following: (1) that for those Janus Henderson Funds whose expenses are being reduced by the contractual expense limitations of Janus Capital, Janus Capital is subsidizing certain of these Janus Henderson Funds because they have not reached adequate scale; (2) as the assets of some of the Janus Henderson Funds have declined in the past few years, certain Janus Henderson Funds have benefited from having advisory fee rates that have remained constant rather than increasing as assets declined; (3) performance fee structures have been implemented for various Janus Henderson Funds that have caused the effective rate of advisory fees payable by such a Janus Henderson Fund to vary depending on the investment performance of the Janus Henderson Fund relative to its benchmark index over the measurement period; and (4) a few Janus Henderson Funds have fee schedules with breakpoints and reduced fee rates above certain asset levels. The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

The Trustees also considered the independent fee consultant’s conclusion that, given the limitations of various analytical approaches to economies of scale and their conflicting results, it is difficult to analytically confirm or deny the existence of economies of scale in the Janus Henderson complex. In this regard, the independent consultant concluded that (1) to the extent there were economies of scale at Janus Capital, Janus Capital’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds which have not yet achieved those economies and (2) by setting lower fixed fees from the start on these Janus Henderson Funds, Janus Capital appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any scale economies that may exist. Further, the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at Janus Capital.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between Janus Capital and the Janus

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Additional Information (unaudited)

Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

Other Benefits to Janus Capital

The Trustees also considered benefits that accrue to Janus Capital and its affiliates and subadvisers to the Janus Henderson Funds from their relationships with the Janus Henderson Funds. They recognized that two affiliates of Janus Capital separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market funds for services provided, and that such compensation contributes to the overall profitability of Janus Capital and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered Janus Capital’s past and proposed use of commissions paid by the Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of Janus Capital and/or Janus Capital, and/or a subadviser to a Janus Henderson Fund. The Trustees concluded that Janus Capital’s and the subadvisers’ use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit each Janus Henderson Fund. The Trustees also concluded that, other than the services provided by Janus Capital and its affiliates and subadvisers pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and Janus Capital and the subadvisers may potentially benefit from their relationship with each other in other ways. They concluded that Janus Capital and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by Janus Capital and its affiliates. They also concluded that Janus Capital and/or the subadvisers benefit from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from Janus Capital’s and/or the subadvisers’ receipt of those products and services as well as research products and services acquired through commissions paid by other clients of Janus Capital and/or other clients of the subadvisers. They further concluded that the success of any Janus Henderson Fund could attract other business to Janus Capital, the subadvisers or other Janus Henderson funds, and that the success of Janus Capital and the subadvisers could enhance Janus Capital’s and the subadvisers’ ability to serve the Janus Henderson Funds.

Approval of an Amended and Restated Investment Advisory Agreement for Janus Henderson Small-Mid Cap Value Fund (formerly, Janus Henderson Select Value Fund)

Janus Capital Management LLC (“Janus Capital”) met with the Trustees, each of whom serves as an “independent” Trustee (the “Trustees”), on December 5, 2018 and March 14, 2019, to discuss the Amended and Restated Investment Advisory Agreement (the “Amended Advisory Agreement”) for Janus Henderson Small-Mid Cap Value Fund (formerly, Janus Henderson Select Value Fund) (“Small-Mid Cap Value Fund”) and other matters related to investment strategy changes to shift the market capitalization focus of Small-Mid Cap Value Fund (the “Strategy Change”). At these meetings, the Trustees discussed the Amended Advisory Agreement and the Strategy Change with their independent counsel, separately from management. During the course of the meetings, the Trustees requested and considered such information as they deemed relevant to their deliberations. At the meeting held on March 14, 2019, the Trustees, upon the recommendation of Janus Capital, voted unanimously to approve the Amended Advisory Agreement for Small-Mid Cap Value Fund, and recommended that the Amended Advisory Agreement be submitted to shareholders for approval. The Trustees also approved matters related to the Strategy Change, effective upon approval of the Amended Advisory Agreement by the Fund’s shareholders.

In determining whether to approve the Amended Advisory Agreement, the Trustees noted their most recent consideration of Small-Mid Cap Value Fund’s current advisory agreement (the “Current Advisory Agreement”) as part of the Trustees’ annual review and consideration of whether to continue the investment advisory agreement and sub-advisory agreement, as applicable, for each Janus Henderson fund, including Small-Mid Cap Value Fund (the “Annual Review”). The Trustees noted that in connection with the Annual Review: (i) the Trustees received and reviewed information provided by Janus Capital and each sub-adviser, including Perkins Investment Management LLC (“Perkins”), in response to requests of the Trustees and their independent legal counsel, and also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant; and (ii) throughout the Annual Review, the Trustees were advised by their independent legal counsel. The Trustees also noted that based on the Trustees’ evaluation of the information provided by Janus Capital, Perkins, and the independent fee consultant, as well as other information, the Trustees determined that the overall arrangements between Small-Mid Cap

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Additional Information (unaudited)

Value Fund and Janus Capital and Perkins were fair and reasonable in light of the nature, extent and quality of the services provided by Janus Capital, its affiliates and Perkins, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and the Trustees unanimously approved the continuation of the Current Advisory Agreement for another year.

In considering the Amended Advisory Agreement, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the Amended Advisory Agreement are discussed separately below.

• The Trustees determined that the terms of the Amended Advisory Agreement are substantially similar to those of the Current Advisory Agreement, which the Trustees recently reviewed as part of the Annual Review, and the material changes made to the Amended Advisory Agreement address the proposed change to the benchmark index and the description of the period used for calculating the performance fee in order to allow for continuity of the fee based on Small-Mid Cap Value Fund’s historical performance over a 36-month measurement period.

• As part of the Strategy Change, Small-Mid Cap Value Fund will focus its investments on common stocks of companies that are small- and mid-capitalization stocks. The Trustees determined that the proposed benchmark index, the Russell 2500TM Value Index, is more closely aligned with a small- and mid-cap stock focus than Small-Mid Cap Value Fund’s current benchmark index, the Russell 3000® Value Index.

• Under the Amended Advisory Agreement, the structure of the performance fee was not changing, other than to utilize a different benchmark and performance calculation period to implement the new benchmark over time, and that this structure had been implemented initially for Small-Mid Cap Value Fund based on analysis provided by the independent fee consultant. The Trustees considered the information provided by Janus Capital in this regard, and noted Janus Capital’s belief that this performance fee structure remained reasonable and appropriate for Small-Mid Cap Value Fund. The Trustees concluded that this performance fee structure was reasonable for Small-Mid Cap Value Fund as proposed, and also determined to seek further analysis from their independent fee consultant with respect to this matter. In this regard, Janus Capital agreed to consider further revisions to the proposed performance fee structure should that be needed based on the additional analysis provided.

• As part of the Strategy Change, Perkins will continue to provide sub-advisory services to Small-Mid Cap Value Fund, but will utilize new portfolio managers to implement Small-Mid Cap Value Fund’s focus on common stocks of companies that are small- and mid-capitalization stocks. In this regard, the Trustees noted the information provided by Janus Capital with respect to the qualifications and experience of the new portfolio managers implementing investment strategies similar to the one to be utilized by Small-Mid Cap Value Fund, and also noted that Perkins and the new portfolio managers provide sub-advisory services to other Janus Henderson funds the Trustees oversee.

• The information provided by Janus Capital with respect to (i) the impact of the Amended Advisory Agreement on the potential advisory fees to be paid by Small-Mid Cap Value Fund going forward; and (ii) the potential transaction costs and capital gains to be incurred by Small-Mid Cap Value Fund as part of the efforts to reposition Small-Mid Cap Value Fund’s portfolio to focus its investments on common stocks of companies that are small- and mid-capitalization stocks. In this regard, the Trustees noted that Small-Mid Cap Value Fund’s operating costs were not expected otherwise to materially change under the Amended Advisory Agreement.

• Janus Capital’s reasons for seeking to implement the Strategy Change, including Janus Capital’s belief that current marketplace demands for a small and mid-cap strategy, combined with Perkins’ experience in managing small- and mid-cap stocks, will provide greater opportunity for Small-Mid Cap Value Fund to grow over the long-term, and that the Strategy Change is designed to create asset growth through increased sales for Small-Mid Cap Value Fund, potentially resulting in increased operational efficiencies for Small-Mid Cap Value Fund.

• Janus Capital will pay the fees and expenses related to seeking shareholder approval of the Amended Advisory Agreement, including the costs related to the preparation and distribution of proxy materials, and all other costs incurred in connection with the solicitation of proxies.

After discussion, the Trustees determined that the overall arrangements between Small-Mid Cap Value Fund, Janus Capital, and Perkins under the Amended Advisory Agreement would continue to be fair and reasonable in light of the

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nature, extent, and quality of the services expected to be provided by Janus Capital, its affiliates, and Perkins following the Strategy Change.

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Management Commentary

The Management Commentary in this report includes valuable insight as well as statistical information to help you understand how your Fund’s performance and characteristics stack up against those of comparable indices.

If the Fund invests in foreign securities, this report may include information about country exposure. Country exposure is based primarily on the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived.

Please keep in mind that the opinions expressed in the Management Commentary are just that: opinions. They are a reflection based on best judgment at the time this report was compiled, which was December 31, 2019. As the investing environment changes, so could opinions. These views are unique and are not necessarily shared by fellow employees or by Janus Henderson in general.

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of Janus Capital and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Barclays and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

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The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected. If you compare the Fund’s “Net Decrease from Dividends and Distributions” to “Reinvested Dividends and Distributions,” you will notice that dividends and distributions have little effect on the Fund’s net assets. This is because the majority of the Fund’s investors reinvest their dividends and/or distributions.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the

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Useful Information About Your Fund Report (unaudited)

total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

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Knowledge. Shared

At Janus Henderson, we believe in the sharing of expert insight for better investment and business decisions. We call this ethos Knowledge. Shared.

Learn more by visiting janushenderson.com.

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson, Janus, Henderson, Perkins, Intech and Knowledge. Shared are trademarks of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.

Janus Henderson Distributors

125-24-93026 02-20

SEMIANNUAL REPORT December 31, 2019

Janus Henderson International Managed Volatility Fund

Janus Investment Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by contacting a Janus Henderson representative. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by visiting janushenderson.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you do not invest directly with the Fund, you should contact your plan sponsor, broker-dealer, or financial intermediary, to request to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-525-3713 to let the Fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Janus Henderson mutual funds where held (i.e., all Janus Henderson mutual funds held in your account if you invest through your financial intermediary or all Janus Henderson mutual funds held with the fund complex if you invest directly with a fund).

HIGHLIGHTS • Portfolio management perspective • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson International Managed Volatility Fund

Janus Henderson International Managed Volatility Fund (unaudited)

FUND SNAPSHOT

This long-only, international developed-markets equity fund seeks smaller drawdowns and a smoother ride over time by balancing downside mitigation with upside participation for any market environment. The Fund employs a systematic “dynamic beta” investment approach designed to adjust to changing risk environments, seeking up to 45% less volatility than the MSCI EAFE® Index

Sub-advised by Intech Investment Management LLC

PERFORMANCE OVERVIEW

For the six-month period ended December 31, 2019, Janus Henderson International Managed Volatility Fund’s Class I Shares returned 1.55% compared to the 7.01% return posted by the MSCI EAFE Index, the Fund’s benchmark.

INVESTMENT STRATEGY

Intech’s mathematical investment process is designed to determine potentially more efficient equity weightings of the securities in the benchmark index, utilizing a specific mathematical optimization and disciplined rebalancing routine. Rather than trying to predict the future direction of stock prices, the process seeks to use the volatility and correlation characteristics of stocks to construct portfolios.

The investment process begins with the stocks in the MSCI EAFE Index. Intech’s investment process aims to capture stocks’ natural volatility through a rebalancing mechanism based on estimates of relative volatility and correlation in order to outperform the benchmark index over the long term. Within specific risk constraints, the investment process will tend to favor stocks with higher relative volatility and lower correlation as they offer more potential to capture volatility through periodic rebalancing. Once the target proportions are determined and the portfolio is constructed, it is then rebalanced to those target proportions and re-optimized on a periodic basis. The Janus Henderson International Managed Volatility Fund focuses on seeking an excess return above the benchmark while also reducing or managing the standard deviation of the portfolio depending on the market conditions, a strategy designed to manage the absolute risk of the portfolio.

PERFORMANCE REVIEW

International equity markets made gains of 7% during the second half of 2019 and finished the year with gains of over 20%. Risk-taking was generally rewarded in the strongly rising market with higher-beta and pro-cyclical sectors generally outperforming their lower-beta and more defensive-oriented counterparts within the index.

The Fund was negatively impacted by its overall defensive positioning in the risk on environment over the past six months. In particular, an average overweight to lower-beta and lower-volatility stocks, and underweight to higher-beta and higher-volatility stocks, was a headwind on relative performance during the period.

From a sector perspective, while an average underweight to energy contributed to relative performance given energy was the only sector to post a negative return during the period, the Fund’s overall active sector positioning was a detractor. In particular, an average underweight to health care, which was the strongest-performing segment during the period, as well as adverse selection effects among some real estate and industrials names, was a detractor from the Fund’s relative performance in the second half of the year.

OUTLOOK

Because Intech does not conduct traditional economic or fundamental analysis, Intech has no view on individual stocks, sectors, economic, or market conditions.

Managing downside exposure potentially allows for returns to compound and improve risk-adjusted returns over time. Over the long term, we believe that by reducing risk when market volatility increases and behaving like a core equity fund when market volatility is low, the Fund will achieve its investment objective of producing an excess return over the benchmark with lower absolute risk. Going forward, we will continue building portfolios in a disciplined and deliberate manner, with risk management remaining the hallmark of our investment process. As Intech’s ongoing research efforts yield modest improvements, we will continue implementing changes that we believe are likely to improve the long-term results for our fund shareholders.

Janus Investment Fund	1

Janus Henderson International Managed Volatility Fund (unaudited)

Thank you for your investment in Janus Henderson International Managed Volatility Fund.

2	DECEMBER 31, 2019

Janus Henderson International Managed Volatility Fund (unaudited)

Fund At A Glance

December 31, 2019

5 Largest Equity Holdings - (% of Net Assets)
CLP Holdings Ltd
Electric Utilities	2.9%
Link REIT
Equity Real Estate Investment Trusts (REITs)	2.7%
Hong Kong & China Gas Co Ltd
Gas Utilities	2.6%
Nestle SA (REG)
Food Products	1.9%
Bank Leumi Le-Israel BM
Banks	1.8%
11.9%

Asset Allocation - (% of Net Assets)
Common Stocks	99.4%
Investments Purchased with Cash Collateral from Securities Lending	0.0%
Other	0.6%
100.0%

Top Country Allocations - Long Positions - (% of Investment Securities)
As of December 31, 2019	As of June 30, 2019

Janus Investment Fund	3

Janus Henderson International Managed Volatility Fund (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended December 31, 2019						Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Ten Year	Since Inception*	Total Annual Fund Operating Expenses‡	Net Annual Fund Operating Expenses‡
Class A Shares at NAV	1.41%	10.96%	5.11%	5.38%	1.98%	1.38%	1.14%
Class A Shares at MOP	-4.47%	4.56%	3.88%	4.76%	1.51%
Class C Shares at NAV	0.97%	10.07%	4.37%	5.00%	1.61%	2.12%	1.91%
Class C Shares at CDSC	-0.01%	9.07%	4.37%	5.00%	1.61%
Class D Shares(1)	1.51%	11.12%	5.39%	5.54%	2.07%	1.08%	0.95%
Class I Shares	1.55%	11.40%	5.49%	5.63%	2.21%	0.93%	0.90%
Class N Shares	1.57%	11.43%	5.58%	5.68%	2.25%	0.84%	0.80%
Class S Shares	1.27%	10.73%	5.06%	5.36%	1.95%	1.60%	1.30%
Class T Shares	1.59%	11.18%	5.32%	5.48%	1.48%	1.13%	1.05%
MSCI EAFE Index	7.01%	22.01%	5.67%	5.50%	2.11%
Morningstar Quartile - Class I Shares	-	4th	4th	4th	4th
Morningstar Ranking - based on total returns for Foreign Large Growth Funds	-	489/495	354/428	280/345	244/293

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Net expense ratios reflect the expense waiver, if any, contractually agreed to through October 28, 2020.

Performance may be affected by risks that include those associated with non-diversification, portfolio turnover, short sales, potential conflicts of interest,

4	DECEMBER 31, 2019

Janus Henderson International Managed Volatility Fund (unaudited)

Performance

foreign and emerging markets, initial public offerings (IPOs), high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), derivatives, and commodity-linked investments. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

Intech's focus on managed volatility may keep the Fund from achieving excess returns over its index. The strategy may underperform during certain periods of up markets, and may not achieve the desired level of protection in down markets.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Class A Shares, Class C Shares, Class I Shares, and Class S Shares commenced operations on July 6, 2009, after the reorganization of each class of the predecessor fund into corresponding shares of the Fund. Performance shown for each class for periods prior to July 6, 2009, reflects the historical performance of each corresponding class of the predecessor fund prior to the reorganization, calculated using the fees and expenses of the corresponding class of the predecessor fund respectively, net of any applicable fee and expense limitations or waivers.

Class D Shares commenced operations on April 24, 2015. Performance shown for periods prior to April 24, 2015, reflects the historical performance of the Fund’s Class I Shares, calculated using the fees and expenses of Class D Shares, without the effect of any applicable fee and expense limitations or waivers.

Class T Shares commenced operations on July 6, 2009. Performance shown for periods prior to July 6, 2009, reflects the historical performance of the predecessor fund’s Class I Shares, calculated using the fees and expenses of Class T Shares, without the effect of any fee and expense limitations or waivers.

Class N Shares commenced operations on October 28, 2016. Performance shown for periods prior to October 28, 2016, reflects the historical performance of the Fund’s and predecessor fund’s Class I Shares, calculated using the fees and expenses of Class I Shares, net of any applicable fee and expense limitations or waivers.

If each share class of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2019 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

*The predecessor Fund’s inception date – May 2, 2007

‡ As stated in the prospectus. See Financial Highlights for actual expense ratios during the reporting period.

(1) Closed to certain new investors.

Janus Investment Fund	5

Janus Henderson International Managed Volatility Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/19)	Ending Account Value (12/31/19)	Expenses Paid During Period (7/1/19 - 12/31/19)†	Beginning Account Value (7/1/19)	Ending Account Value (12/31/19)	Expenses Paid During Period (7/1/19 - 12/31/19)†	Net Annualized Expense Ratio (7/1/19 - 12/31/19)
Class A Shares	$1,000.00	$1,014.10	$6.23	$1,000.00	$1,018.95	$6.24	1.23%
Class C Shares	$1,000.00	$1,009.70	$10.36	$1,000.00	$1,014.83	$10.38	2.05%
Class D Shares	$1,000.00	$1,015.10	$4.91	$1,000.00	$1,020.26	$4.93	0.97%
Class I Shares	$1,000.00	$1,015.50	$4.15	$1,000.00	$1,021.01	$4.17	0.82%
Class N Shares	$1,000.00	$1,015.70	$3.70	$1,000.00	$1,021.47	$3.71	0.73%
Class S Shares	$1,000.00	$1,012.70	$7.13	$1,000.00	$1,018.05	$7.15	1.41%
Class T Shares	$1,000.00	$1,015.90	$5.17	$1,000.00	$1,020.01	$5.18	1.02%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

6	DECEMBER 31, 2019

Janus Henderson International Managed Volatility Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Common Stocks – 99.4%
Aerospace & Defense – 0.9%
BAE Systems PLC	15,746	$117,783
Elbit Systems Ltd	1,716	267,243
MTU Aero Engines AG	419	119,650
Singapore Technologies Engineering Ltd	159,600	467,666
		972,342
Airlines – 0.2%
easyJet PLC	5,561	104,914
Qantas Airways Ltd	26,072	130,057
		234,971
Automobiles – 0.1%
Toyota Motor Corp	1,900	134,910
Banks – 3.3%
Bank Hapoalim BM	46,856	388,883
Bank Leumi Le-Israel BM	253,694	1,847,586
Hang Seng Bank Ltd	15,100	312,007
Israel Discount Bank Ltd	59,033	273,789
Mediobanca Banca di Credito Finanziario SpA	6,355	69,952
Mizrahi Tefahot Bank Ltd	20,847	555,598
		3,447,815
Beverages – 4.1%
Asahi Group Holdings Ltd	5,100	233,922
Carlsberg A/S	3,756	560,392
Coca-Cola Amatil Ltd	78,692	610,628
Coca-Cola European Partners PLC	28,315	1,440,667
Diageo PLC	21,057	892,551
Heineken NV	2,279	242,628
Pernod Ricard SA	477	85,280
Treasury Wine Estates Ltd	13,386	152,520
		4,218,588
Biotechnology – 0.3%
CSL Ltd	624	120,728
Genmab A/S*	909	202,177
		322,905
Building Products – 0.6%
Geberit AG	281	157,750
LIXIL Group Corp	28,800	500,766
		658,516
Capital Markets – 1.5%
3i Group PLC	21,747	316,242
ASX Ltd	11,477	631,380
Deutsche Boerse AG	1,236	194,290
London Stock Exchange Group PLC	1,927	197,789
Nomura Holdings Inc	22,700	117,721
Singapore Exchange Ltd	16,300	107,406
		1,564,828
Chemicals – 3.0%
Air Liquide SA	1,277	180,755
Air Water Inc	10,600	156,112
Givaudan SA	244	764,328
Hitachi Chemical Co Ltd	7,200	303,203
Kansai Paint Co Ltd	19,200	473,108
Nippon Paint Holdings Co Ltd	13,300	690,464
Orica Ltd	5,002	77,137
Shin-Etsu Chemical Co Ltd	700	77,706
Sika AG (REG)	66	12,404
Taiyo Nippon Sanso Corp	9,800	219,021
Teijin Ltd	5,700	107,295
		3,061,533

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson International Managed Volatility Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Common Stocks – (continued)
Commercial Services & Supplies – 1.3%
Brambles Ltd	7,998	$65,766
Rentokil Initial PLC	19,029	114,165
Secom Co Ltd	9,100	818,950
Sohgo Security Services Co Ltd	6,600	359,647
		1,358,528
Construction & Engineering – 0.3%
Ferrovial SA	6,569	198,710
Shimizu Corp	11,000	112,997
		311,707
Construction Materials – 0.2%
James Hardie Industries PLC (CDI)	8,893	173,891
Consumer Finance – 0.1%
Credit Saison Co Ltd	7,500	131,236
Diversified Financial Services – 0.1%
Mitsubishi UFJ Lease & Finance Co Ltd	18,600	120,873
Diversified Telecommunication Services – 4.0%
Cellnex Telecom SA (144A)*	14,620	629,186
Elisa OYJ	16,793	927,629
HKT Trust & HKT Ltd	656,000	924,418
Nippon Telegraph & Telephone Corp	7,600	192,868
Proximus SADP	13,037	373,163
Singapore Telecommunications Ltd	27,100	67,921
Spark New Zealand Ltd	104,376	304,162
Swisscom AG (REG)	347	183,828
Telefonica Deutschland Holding AG	43,910	127,261
Telstra Corp Ltd	177,620	441,149
		4,171,585
Electric Utilities – 9.6%
Chugoku Electric Power Co Inc	15,900	209,288
CLP Holdings Ltd	287,000	3,016,671
EDP - Energias de Portugal SA	13,925	60,349
Endesa SA	28,691	765,561
Enel SpA#	143,555	1,138,676
Fortum Oyj	5,732	141,439
HK Electric Investments & HK Electric Investments Ltd	421,000	414,959
Iberdrola SA	85,872	884,166
Orsted A/S (144A)	14,886	1,539,800
Power Assets Holdings Ltd	112,000	819,323
Red Electrica Corp SA	3,314	66,627
SSE PLC	5,466	104,135
Terna Rete Elettrica Nazionale SpA	84,693	565,583
Verbund AG	2,556	128,262
		9,854,839
Electronic Equipment, Instruments & Components – 1.3%
Halma PLC	6,817	191,041
Hitachi High-Technologies Corp	4,800	341,973
Ingenico Group SA	4,315	468,485
Murata Manufacturing Co Ltd	4,400	273,218
Omron Corp	1,900	112,279
		1,386,996
Entertainment – 0.6%
Toho Co Ltd/Tokyo	15,600	652,633
Equity Real Estate Investment Trusts (REITs) – 14.1%
CapitaLand Commercial Trust	326,900	483,810
Covivio	4,268	484,445
Daiwa House REIT Investment Corp	272	710,044
Dexus	106,983	878,196
Goodman Group	128,374	1,204,201
GPT Group	64,611	253,855

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	DECEMBER 31, 2019

Janus Henderson International Managed Volatility Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
Japan Prime Realty Investment Corp	132	$578,958
Japan Real Estate Investment Corp	215	1,424,890
Japan Retail Fund Investment Corp	354	760,201
Link REIT	264,500	2,800,540
Mapletree Commercial Trust	68,900	122,468
Nippon Building Fund Inc	224	1,639,175
Nippon Prologis REIT Inc	205	521,557
Nomura Real Estate Master Fund Inc	616	1,052,371
Orix JREIT Inc	61	132,118
Segro PLC	32,789	389,615
Stockland	53,459	173,282
Suntec Real Estate Investment Trust	36,600	50,085
United Urban Investment Corp	438	820,847
		14,480,658
Food & Staples Retailing – 2.6%
Casino Guichard Perrachon SA	3,091	144,569
Coles Group Ltd	41,482	431,901
ICA Gruppen AB	4,851	226,505
Jeronimo Martins SGPS SA	8,773	144,301
Koninklijke Ahold Delhaize NV	12,305	307,701
Lawson Inc	2,300	131,047
Seven & i Holdings Co Ltd	2,500	92,116
Tsuruha Holdings Inc	1,700	219,385
Welcia Holdings Co Ltd	3,200	204,713
Woolworths Group Ltd	30,909	784,159
		2,686,397
Food Products – 6.5%
Barry Callebaut AG (REG)	84	185,606
Calbee Inc	7,400	242,148
Chocoladefabriken Lindt & Spruengli AG (PC)	26	201,933
Chocoladefabriken Lindt & Spruengli AG (REG)	1	88,363
Danone SA	2,282	189,147
Kerry Group PLC	10,876	1,355,261
Mowi ASA	50,299	1,307,867
Nestle SA (REG)	18,537	2,007,345
NH Foods Ltd	1,500	62,270
Nissin Foods Holdings Co Ltd	1,200	89,691
Orkla ASA	28,781	291,735
Toyo Suisan Kaisha Ltd	1,300	55,403
Vitasoy International Holdings Ltd	8,000	29,005
Wilmar International Ltd	191,900	588,002
		6,693,776
Gas Utilities – 3.8%
APA Group	13,397	104,333
Hong Kong & China Gas Co Ltd	1,359,168	2,654,911
Naturgy Energy Group SA	4,879	122,580
Snam SpA	181,382	953,314
Tokyo Gas Co Ltd	1,900	46,372
		3,881,510
Health Care Equipment & Supplies – 1.5%
Asahi Intecc Co Ltd	1,300	38,292
Coloplast A/S	1,618	200,741
Fisher & Paykel Healthcare Corp Ltd	8,242	123,141
Hoya Corp	1,600	153,903
Olympus Corp	16,000	248,748
Smith & Nephew PLC	12,634	306,622
Sonova Holding AG (REG)	2,050	469,280
		1,540,727

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson International Managed Volatility Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Common Stocks – (continued)
Health Care Providers & Services – 0.4%
Ramsay Health Care Ltd	1,321	$67,222
Sonic Healthcare Ltd	15,301	308,637
		375,859
Health Care Technology – 0.1%
M3 Inc	3,300	100,391
Hotels, Restaurants & Leisure – 2.5%
Compass Group PLC	19,232	481,399
GVC Holdings PLC	17,977	210,517
McDonald's Holdings Co Japan Ltd	10,800	520,913
Oriental Land Co Ltd/Japan	10,000	1,369,661
		2,582,490
Household Durables – 1.1%
Casio Computer Co Ltd	5,900	118,988
Rinnai Corp	1,200	94,440
Sekisui House Ltd	40,600	872,055
		1,085,483
Household Products – 0.1%
Essity AB	2,580	83,158
Independent Power and Renewable Electricity Producers – 0.5%
Meridian Energy Ltd	151,764	510,687
Industrial Conglomerates – 0.7%
Jardine Matheson Holdings Ltd	2,300	127,880
Keihan Holdings Co Ltd	12,900	629,326
		757,206
Information Technology Services – 0.6%
Fujitsu Ltd	2,700	255,237
Nomura Research Institute Ltd	7,400	159,253
NTT Data Corp	12,600	170,142
Obic Co Ltd	200	27,172
Wix.com Ltd*	324	39,651
		651,455
Insurance – 5.1%
Admiral Group PLC	3,028	92,597
Ageas	3,706	218,973
Assicurazioni Generali SpA	10,844	223,732
Baloise Holding AG	496	89,706
Gjensidige Forsikring ASA	7,566	158,841
Hannover Rueck SE	2,909	562,171
MS&AD Insurance Group Holdings Inc	2,600	86,419
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,496	441,293
Poste Italiane SpA (144A)	57,737	655,352
Sony Financial Holdings Inc	12,800	309,632
Swiss Life Holding AG	2,633	1,321,942
Swiss Re AG	1,711	192,213
Tokio Marine Holdings Inc	2,100	118,280
Tryg A/S	5,617	166,548
Zurich Insurance Group AG	1,463	600,411
		5,238,110
Interactive Media & Services – 0.3%
Auto Trader Group PLC (144A)	11,626	91,553
Kakaku.com Inc	4,000	102,835
LINE Corp*	2,400	118,189
		312,577
Leisure Products – 0.4%
Bandai Namco Holdings Inc	6,000	366,219
Machinery – 0.5%
Alstom SA	1,231	58,307
Hoshizaki Corp	1,000	89,654
Mitsubishi Heavy Industries Ltd	4,100	160,317

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

10	DECEMBER 31, 2019

Janus Henderson International Managed Volatility Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Common Stocks – (continued)
Machinery – (continued)
SMC Corp/Japan	300	$138,871
Spirax-Sarco Engineering PLC	519	61,107
		508,256
Media – 0.2%
Altice Europe NV*	22,897	147,617
Informa PLC	1,664	18,887
Telenet Group Holding NV	1,303	58,546
		225,050
Metals & Mining – 1.8%
Fortescue Metals Group Ltd	61,884	464,138
Newcrest Mining Ltd	61,640	1,308,214
Rio Tinto Ltd	1,092	76,921
		1,849,273
Multiline Retail – 0.7%
Marui Group Co Ltd	6,600	162,084
Pan Pacific International Holdings Corp	23,200	386,738
Ryohin Keikaku Co Ltd	5,100	119,989
Wesfarmers Ltd	3,026	87,894
		756,705
Multi-Utilities – 1.0%
National Grid PLC	31,527	394,286
RWE AG	4,415	135,434
Suez	18,173	274,864
Veolia Environnement SA	7,074	188,121
		992,705
Oil, Gas & Consumable Fuels – 0.2%
Neste Oyj	4,430	154,129
Personal Products – 1.7%
Beiersdorf AG	4,107	491,276
L'Oreal SA	201	59,517
Shiseido Co Ltd	600	42,979
Unilever NV	9,612	552,303
Unilever PLC	11,014	634,604
		1,780,679
Pharmaceuticals – 2.1%
AstraZeneca PLC	1,278	128,755
Chugai Pharmaceutical Co Ltd	1,500	139,175
Daiichi Sankyo Co Ltd	3,600	239,514
GlaxoSmithKline PLC	4,084	96,223
Novartis AG	661	62,780
Orion Oyj	2,442	113,037
Otsuka Holdings Co Ltd	2,500	112,367
Recordati SpA	17,142	722,341
Roche Holding AG	1,581	513,057
		2,127,249
Professional Services – 1.5%
Experian PLC	6,014	203,265
Recruit Holdings Co Ltd	1,500	56,595
RELX PLC	27,310	689,206
Wolters Kluwer NV	8,831	644,016
		1,593,082
Real Estate Management & Development – 1.6%
Azrieli Group Ltd	8,534	624,228
Hulic Co Ltd	35,700	432,448
Lendlease Group	10,927	134,929
Swiss Prime Site AG (REG)*	2,826	326,818
Vonovia SE	1,625	87,485
		1,605,908

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson International Managed Volatility Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Common Stocks – (continued)
Road & Rail – 3.7%
ComfortDelGro Corp Ltd	113,000	$200,015
Keikyu Corp	6,200	120,416
Keio Corp	3,100	188,614
Keisei Electric Railway Co Ltd	3,800	148,306
Kintetsu Group Holdings Co Ltd	15,900	866,421
Kyushu Railway Co	3,600	120,950
MTR Corp Ltd	87,000	514,175
Nagoya Railroad Co Ltd	19,900	620,959
Odakyu Electric Railway Co Ltd	7,700	180,805
Tobu Railway Co Ltd	7,100	258,473
West Japan Railway Co	6,500	564,861
		3,783,995
Semiconductor & Semiconductor Equipment – 1.7%
Advantest Corp	15,500	878,866
ASML Holding NV	451	133,391
Rohm Co Ltd	1,200	96,981
STMicroelectronics NV	3,540	95,172
SUMCO Corp	10,600	178,163
Tokyo Electron Ltd	1,500	330,334
		1,712,907
Software – 1.7%
Check Point Software Technologies Ltd*	4,736	525,507
Nice Ltd*	7,007	1,087,181
Oracle Corp Japan	1,600	146,539
Sage Group PLC	1,932	19,165
		1,778,392
Specialty Retail – 1.8%
Fast Retailing Co Ltd	2,000	1,196,613
Hikari Tsushin Inc	1,400	353,479
Nitori Holdings Co Ltd	1,000	158,551
Yamada Denki Co Ltd	21,400	113,855
		1,822,498
Technology Hardware, Storage & Peripherals – 0.1%
FUJIFILM Holdings Corp	1,200	57,769
Textiles, Apparel & Luxury Goods – 1.9%
adidas AG	2,011	653,657
EssilorLuxottica SA	1,148	174,856
Hermes International	808	603,748
Puma SE	6,589	505,124
		1,937,385
Trading Companies & Distributors – 0.3%
Ferguson PLC	930	84,371
ITOCHU Corp	5,400	125,978
MonotaRO Co Ltd	4,400	118,384
		328,733
Transportation Infrastructure – 2.3%
Aena SME SA (144A)	1,239	236,938
Atlantia SpA	2,682	62,539
Auckland International Airport Ltd	30,091	177,199
Getlink SE	5,819	101,228
Kamigumi Co Ltd	4,500	99,369
Sydney Airport	89,650	544,702
Transurban Group	108,155	1,131,397
		2,353,372
Water Utilities – 0.6%
Severn Trent PLC	16,143	537,701
United Utilities Group PLC	7,968	99,555
		637,256

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

12	DECEMBER 31, 2019

Janus Henderson International Managed Volatility Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Common Stocks – (continued)
Wireless Telecommunication Services – 2.2%
KDDI Corp	22,400	$670,722
NTT DOCOMO Inc	47,200	1,319,897
Tele2 AB	11,180	162,206
Vodafone Group PLC	59,836	116,302
		2,269,127
Total Common Stocks (cost $88,742,320)		102,399,869
Investments Purchased with Cash Collateral from Securities Lending – 0%
Investment Companies – 0%
Janus Henderson Cash Collateral Fund LLC, 1.4338%ºº,£	33,400	33,400
Time Deposits – 0%
Canadian Imperial Bank of Commerce, 1.6000%, 1/2/20	$8,350	8,350
Total Investments Purchased with Cash Collateral from Securities Lending (cost $41,750)		41,750
Total Investments (total cost $88,784,070) – 99.4%		102,441,619
Cash, Receivables and Other Assets, net of Liabilities – 0.6%		622,089
Net Assets – 100%		$103,063,708

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
Japan	$31,979,627	31.2%
Hong Kong	11,613,889	11.3
Australia	10,357,237	10.1
Switzerland	7,177,764	7.0
United Kingdom	6,609,979	6.5
Israel	5,609,666	5.5
Italy	4,391,489	4.3
Netherlands	3,468,323	3.4
Germany	3,317,641	3.3
France	3,108,494	3.0
Spain	2,903,768	2.8
Denmark	2,669,658	2.6
Singapore	2,087,373	2.1
Norway	1,758,443	1.7
Ireland	1,355,261	1.3
Finland	1,336,234	1.3
New Zealand	1,115,189	1.1
Belgium	650,682	0.6
Sweden	471,869	0.5
Portugal	204,650	0.2
Austria	128,262	0.1
United States	126,121	0.1

Total	$102,441,619	100.0%

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson International Managed Volatility Fund

Schedule of Investments (unaudited)

December 31, 2019

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/19
Investment Companies - N/A
Money Markets - N/A
Janus Henderson Cash Liquidity Fund LLC, 1.7210%ºº	$6,641	$95	$-	$-
Investments Purchased with Cash Collateral from Securities Lending - 0.0%
Investment Companies - 0.0%
Janus Henderson Cash Collateral Fund LLC, 1.4338%ºº	3,968∆	-	-	33,400
Total Affiliated Investments - 0.0%	$10,609	$95	$-	$33,400

	Share Balance at 6/30/19	Purchases	Sales	Share Balance at 12/31/19
Investment Companies - N/A
Money Markets - N/A
Janus Henderson Cash Liquidity Fund LLC, 1.7210%ºº	-	16,077,599	(16,077,599)	-
Investments Purchased with Cash Collateral from Securities Lending - 0.0%
Investment Companies - 0.0%
Janus Henderson Cash Collateral Fund LLC, 1.4338%ºº	2,235,123	2,925,844	(5,127,567)	33,400

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

14	DECEMBER 31, 2019

Janus Henderson International Managed Volatility Fund

Notes to Schedule of Investments and Other Information (unaudited)

MSCI EAFE® Index	MSCI EAFE® (Europe, Australasia, Far East) Index reflects the equity market performance of developed markets, excluding the U.S. and Canada.

CDI	Clearing House Electronic Subregister System Depositary Interest
LLC	Limited Liability Company
PC	Participation Certificate
PLC	Public Limited Company
REG	Registered

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2019 is $3,152,829, which represents 3.1% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2019.

#	Loaned security; a portion of the security is on loan at December 31, 2019.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2019. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$102,399,869	$-	$-
Investments Purchased with Cash Collateral from Securities Lending	-	41,750	-
Total Assets	$102,399,869	$41,750	$-

Janus Investment Fund	15

Janus Henderson International Managed Volatility Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2019

See footnotes at the end of the Statement.

Assets:
Unaffiliated investments, at value(1)(2)	$102,408,219
Affiliated investments, at value(3)	33,400
Non-interested Trustees' deferred compensation	2,654
Receivables:
Investments sold	1,107,198
Foreign tax reclaims	196,081
Dividends	178,737
Fund shares sold	22,253
Dividends from affiliates	49
Other assets	4,204
Total Assets	103,952,795
Liabilities:
Due to custodian	140,909
Foreign cash due to custodian	89
Collateral for securities loaned (Note 2)	41,750
Payables:	—
Investments purchased	298,035
Fund shares repurchased	255,924
Advisory fees	49,055
Professional fees	34,649
Transfer agent fees and expenses	12,393
Custodian fees	11,601
Non-interested Trustees' deferred compensation fees	2,654
12b-1 Distribution and shareholder servicing fees	1,573
Affiliated fund administration fees payable	226
Non-interested Trustees' fees and expenses	146
Accrued expenses and other payables	40,083
Total Liabilities	889,087
Net Assets	$103,063,708

See Notes to Financial Statements.

16	DECEMBER 31, 2019

Janus Henderson International Managed Volatility Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2019

Net Assets Consist of:
Capital (par value and paid-in surplus)	$93,746,570
Total distributable earnings (loss)	9,317,138
Total Net Assets	$103,063,708
Net Assets - Class A Shares	$1,516,100
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	173,821
Net Asset Value Per Share(4)	$8.72
Maximum Offering Price Per Share(5)	$9.25
Net Assets - Class C Shares	$1,138,018
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	133,202
Net Asset Value Per Share(4)	$8.54
Net Assets - Class D Shares	$3,738,591
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	436,672
Net Asset Value Per Share	$8.56
Net Assets - Class I Shares	$52,998,157
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	6,168,416
Net Asset Value Per Share	$8.59
Net Assets - Class N Shares	$36,716,063
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	4,282,235
Net Asset Value Per Share	$8.57
Net Assets - Class S Shares	$1,161,986
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	133,856
Net Asset Value Per Share	$8.68
Net Assets - Class T Shares	$5,794,793
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	674,754
Net Asset Value Per Share	$8.59

(1) Includes cost of $88,750,670.

(2) Includes $39,615 of securities on loan. See Note 2 in Notes to Financial Statements.

(3) Includes cost of $33,400.

(4) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

(5) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson International Managed Volatility Fund

Statement of Operations (unaudited)

For the period ended December 31, 2019

Investment Income:
Dividends	$1,254,194
Dividends from affiliates	6,641
Affiliated securities lending income, net	3,968
Other income	115
Foreign tax withheld	(106,221)
Total Investment Income	1,158,697
Expenses:
Advisory fees	304,128
12b-1 Distribution and shareholder servicing fees:
Class A Shares	1,961
Class C Shares	6,469
Class S Shares	1,559
Transfer agent administrative fees and expenses:
Class D Shares	2,469
Class S Shares	1,559
Class T Shares	7,981
Transfer agent networking and omnibus fees:
Class A Shares	759
Class C Shares	756
Class I Shares	26,796
Other transfer agent fees and expenses:
Class A Shares	72
Class C Shares	57
Class D Shares	553
Class I Shares	1,433
Class N Shares	567
Class S Shares	20
Class T Shares	71
Non-affiliated fund administration fees	34,343
Professional fees	24,200
Custodian fees	23,355
Registration fees	8,456
Shareholder reports expense	7,417
Affiliated fund administration fees	1,384
Non-interested Trustees’ fees and expenses	1,373
Other expenses	3,417
Total Expenses	461,155
Less: Excess Expense Reimbursement and Waivers	(1,289)
Net Expenses	459,866
Net Investment Income/(Loss)	698,831

See Notes to Financial Statements.

18	DECEMBER 31, 2019

Janus Henderson International Managed Volatility Fund

Statement of Operations (unaudited)

For the period ended December 31, 2019

Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$(674,307)
Investments in affiliates	95
Total Net Realized Gain/(Loss) on Investments	(674,212)
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and non-interested Trustees’ deferred compensation	1,509,183
Total Change in Unrealized Net Appreciation/Depreciation	1,509,183
Net Increase/(Decrease) in Net Assets Resulting from Operations	$1,533,802

See Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson International Managed Volatility Fund

Statements of Changes in Net Assets

	Period ended December 31, 2019 (unaudited)	Year ended June 30, 2019

Operations:
Net investment income/(loss)	$698,831	$2,124,891
Net realized gain/(loss) on investments	(674,212)	(517,360)
Change in unrealized net appreciation/depreciation	1,509,183	(1,281,028)
Net Increase/(Decrease) in Net Assets Resulting from Operations	1,533,802	326,503
Dividends and Distributions to Shareholders
Class A Shares	(57,633)	(54,541)
Class C Shares	(32,739)	(50,038)
Class D Shares	(155,579)	(178,757)
Class I Shares	(2,233,940)	(2,600,429)
Class N Shares	(1,582,757)	(1,477,995)
Class S Shares	(41,137)	(46,567)
Class T Shares	(237,320)	(256,227)
Net Decrease from Dividends and Distributions to Shareholders	(4,341,105)	(4,664,554)
Capital Share Transactions:
Class A Shares	(52,664)	296,199
Class C Shares	(275,735)	(529,995)
Class D Shares	(553,679)	(610,964)
Class I Shares	(9,860,254)	3,162,228
Class N Shares	2,974,545	(1,109,209)
Class S Shares	(276,716)	805,735
Class T Shares	(799,806)	810,528
Net Increase/(Decrease) from Capital Share Transactions	(8,844,309)	2,824,522
Net Increase/(Decrease) in Net Assets	(11,651,612)	(1,513,529)
Net Assets:
Beginning of period	114,715,320	116,228,849
End of period	$103,063,708	$114,715,320

See Notes to Financial Statements.

20	DECEMBER 31, 2019

Janus Henderson International Managed Volatility Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$8.94	$9.32	$8.50	$7.96	$8.03	$9.66
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.04	0.14	0.04	0.08	0.11	0.09
Net realized and unrealized gain/(loss)	0.08	(0.19)	0.81	0.59	(0.13)	(0.56)
Total from Investment Operations	0.12	(0.05)	0.85	0.67	(0.02)	(0.47)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.34)	(0.12)	(0.03)	(0.13)	(0.05)	(0.15)
Distributions (from capital gains)	—	(0.21)	—	—	—	(1.01)
Total Dividends and Distributions	(0.34)	(0.33)	(0.03)	(0.13)	(0.05)	(1.16)
Net Asset Value, End of Period	$8.72	$8.94	$9.32	$8.50	$7.96	$8.03
Total Return*	1.41%	(0.19)%	10.00%	8.73%	(0.22)%	(4.19)%
Net Assets, End of Period (in thousands)	$1,516	$1,609	$1,358	$8,240	$4,821	$5,829
Average Net Assets for the Period (in thousands)	$1,552	$1,493	$2,665	$6,776	$3,145	$5,392
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.27%	1.38%	1.19%	1.14%	1.24%	1.35%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.23%	1.30%	1.19%	1.14%	1.24%	1.34%
Ratio of Net Investment Income/(Loss)	0.90%	1.56%	0.43%	1.05%	1.45%	1.09%
Portfolio Turnover Rate	35%	91%	86%	134%	74%	191%

Class C Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$8.72	$9.07	$8.33	$7.81	$7.94	$9.58
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	—(2)	0.05	0.03	0.06	0.08	0.03
Net realized and unrealized gain/(loss)	0.07	(0.15)	0.75	0.55	(0.15)	(0.56)
Total from Investment Operations	0.07	(0.10)	0.78	0.61	(0.07)	(0.53)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.25)	(0.04)	(0.04)	(0.09)	(0.06)	(0.10)
Distributions (from capital gains)	—	(0.21)	—	—	—	(1.01)
Total Dividends and Distributions	(0.25)	(0.25)	(0.04)	(0.09)	(0.06)	(1.11)
Net Asset Value, End of Period	$8.54	$8.72	$9.07	$8.33	$7.81	$7.94
Total Return*	0.85%	(0.80)%	9.32%	8.02%	(0.86)%	(4.95)%
Net Assets, End of Period (in thousands)	$1,138	$1,439	$2,035	$2,672	$1,581	$510
Average Net Assets for the Period (in thousands)	$1,260	$1,641	$2,398	$2,289	$924	$480
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.11%	2.11%	1.90%	1.89%	1.94%	2.02%
Ratio of Net Expenses (After Waivers and Expense Offsets)	2.05%	2.05%	1.90%	1.89%	1.94%	2.01%
Ratio of Net Investment Income/(Loss)	0.06%	0.63%	0.30%	0.75%	1.05%	0.40%
Portfolio Turnover Rate	35%	91%	86%	134%	74%	191%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

See Notes to Financial Statements.

Janus Investment Fund	21

Janus Henderson International Managed Volatility Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year or period ended June 30	2019	2019	2018	2017	2016	2015(1)
Net Asset Value, Beginning of Period	$8.79	$9.17	$8.43	$7.87	$8.00	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.05	0.15	0.13	0.14	0.15	0.03
Net realized and unrealized gain/(loss)	0.08	(0.18)	0.74	0.55	(0.16)	(2.03)
Total from Investment Operations	0.13	(0.03)	0.87	0.69	(0.01)	(2.00)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.36)	(0.14)	(0.13)	(0.13)	(0.12)	—
Distributions (from capital gains)	—	(0.21)	—	—	—	—
Total Dividends and Distributions	(0.36)	(0.35)	(0.13)	(0.13)	(0.12)	—
Net Asset Value, End of Period	$8.56	$8.79	$9.17	$8.43	$7.87	$8.00
Total Return*	1.51%	0.07%	10.32%	9.05%	(0.12)%	(20.00)%
Net Assets, End of Period (in thousands)	$3,739	$4,396	$5,185	$4,412	$2,282	$504
Average Net Assets for the Period (in thousands)	$4,110	$4,561	$5,076	$3,132	$1,314	$315
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.99%	1.08%	0.97%	0.99%	1.17%	2.26%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.97%	1.08%	0.97%	0.99%	1.10%	1.26%
Ratio of Net Investment Income/(Loss)	1.13%	1.67%	1.36%	1.77%	1.97%	1.80%
Portfolio Turnover Rate	35%	91%	86%	134%	74%	191%

Class I Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$8.83	$9.21	$8.46	$7.89	$8.00	$9.63
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.06	0.17	0.15	0.12	0.14	0.13
Net realized and unrealized gain/(loss)	0.07	(0.19)	0.74	0.57	(0.13)	(0.57)
Total from Investment Operations	0.13	(0.02)	0.89	0.69	0.01	(0.44)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.37)	(0.15)	(0.14)	(0.12)	(0.12)	(0.18)
Distributions (from capital gains)	—	(0.21)	—	—	—	(1.01)
Total Dividends and Distributions	(0.37)	(0.36)	(0.14)	(0.12)	(0.12)	(1.19)
Net Asset Value, End of Period	$8.59	$8.83	$9.21	$8.46	$7.89	$8.00
Total Return*	1.55%	0.24%	10.51%	8.99%	0.14%	(3.90)%
Net Assets, End of Period (in thousands)	$52,998	$64,297	$63,538	$34,748	$66,948	$65,227
Average Net Assets for the Period (in thousands)	$57,891	$63,723	$49,224	$45,492	$61,549	$64,504
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.82%	0.93%	0.87%	0.80%	0.87%	0.93%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.82%	0.93%	0.87%	0.80%	0.87%	0.93%
Ratio of Net Investment Income/(Loss)	1.28%	1.90%	1.59%	1.51%	1.78%	1.48%
Portfolio Turnover Rate	35%	91%	86%	134%	74%	191%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from April 24, 2015 (inception date) through June 30, 2015.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

22	DECEMBER 31, 2019

Janus Henderson International Managed Volatility Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year or period ended June 30	2019	2019	2018	2017(1)
Net Asset Value, Beginning of Period	$8.82	$9.20	$8.45	$7.79
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.06	0.17	0.14	0.11
Net realized and unrealized gain/(loss)	0.08	(0.18)	0.75	0.70
Total from Investment Operations	0.14	(0.01)	0.89	0.81
Less Dividends and Distributions:
Dividends (from net investment income)	(0.39)	(0.16)	(0.14)	(0.15)
Distributions (from capital gains)	—	(0.21)	—	—
Total Dividends and Distributions	(0.39)	(0.37)	(0.14)	(0.15)
Net Asset Value, End of Period	$8.57	$8.82	$9.20	$8.45
Total Return*	1.57%	0.32%	10.56%	10.72%
Net Assets, End of Period (in thousands)	$36,716	$34,747	$37,232	$32,840
Average Net Assets for the Period (in thousands)	$37,062	$35,141	$36,703	$38,721
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.73%	0.84%	0.78%	0.80%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.73%	0.84%	0.78%	0.80%
Ratio of Net Investment Income/(Loss)	1.38%	1.94%	1.53%	2.00%
Portfolio Turnover Rate	35%	91%	86%	134%

Class S Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$8.88	$9.28	$8.52	$7.98	$8.09	$9.74
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.03	0.13	0.08	0.08	0.15	0.09
Net realized and unrealized gain/(loss)	0.09	(0.19)	0.76	0.59	(0.17)	(0.57)
Total from Investment Operations	0.12	(0.06)	0.84	0.67	(0.02)	(0.48)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.32)	(0.13)	(0.08)	(0.13)	(0.09)	(0.16)
Distributions (from capital gains)	—	(0.21)	—	—	—	(1.01)
Total Dividends and Distributions	(0.32)	(0.34)	(0.08)	(0.13)	(0.09)	(1.17)
Net Asset Value, End of Period	$8.68	$8.88	$9.28	$8.52	$7.98	$8.09
Total Return*	1.38%	(0.29)%	9.90%	8.70%	(0.18)%	(4.29)%
Net Assets, End of Period (in thousands)	$1,162	$1,464	$703	$726	$1,009	$67
Average Net Assets for the Period (in thousands)	$1,234	$1,188	$750	$983	$135	$64
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.47%	1.60%	1.38%	1.26%	1.40%	1.43%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.41%	1.45%	1.38%	1.25%	1.26%	1.43%
Ratio of Net Investment Income/(Loss)	0.71%	1.49%	0.86%	1.02%	1.98%	1.01%
Portfolio Turnover Rate	35%	91%	86%	134%	74%	191%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from October 28, 2016 (inception date) through June 30, 2017.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	23

Janus Henderson International Managed Volatility Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$8.81	$9.18	$8.42	$7.87	$7.99	$9.60
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.05	0.15	0.11	0.11	0.22	0.09
Net realized and unrealized gain/(loss)	0.09	(0.18)	0.76	0.57	(0.23)	(0.55)
Total from Investment Operations	0.14	(0.03)	0.87	0.68	(0.01)	(0.46)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.36)	(0.13)	(0.11)	(0.13)	(0.11)	(0.14)
Distributions (from capital gains)	—	(0.21)	—	—	—	(1.01)
Total Dividends and Distributions	(0.36)	(0.34)	(0.11)	(0.13)	(0.11)	(1.15)
Net Asset Value, End of Period	$8.59	$8.81	$9.18	$8.42	$7.87	$7.99
Total Return*	1.59%	0.00%	10.33%	8.96%	(0.14)%	(4.08)%
Net Assets, End of Period (in thousands)	$5,795	$6,764	$6,177	$16,803	$14,487	$887
Average Net Assets for the Period (in thousands)	$6,319	$6,411	$13,714	$20,165	$4,865	$1,474
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.02%	1.13%	1.03%	1.00%	1.16%	1.16%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.02%	1.13%	1.02%	1.00%	1.16%	1.16%
Ratio of Net Investment Income/(Loss)	1.09%	1.70%	1.15%	1.43%	2.90%	1.10%
Portfolio Turnover Rate	35%	91%	86%	134%	74%	191%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

24	DECEMBER 31, 2019

Janus Henderson International Managed Volatility Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson International Managed Volatility Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 47 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares. Class D Shares are closed to certain investors.

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Funds have adopted an auto-conversion policy pursuant to which Class C Shares that have been held for ten years will be automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the tenth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund will rely on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares. Please contact your financial intermediary for additional information.

Class D Shares are generally no longer being made available to new investors who do not already have a direct account with the Janus Henderson funds. Class D Shares are available only to investors who hold accounts directly with the Janus Henderson funds, to immediate family members or members of the same household of an eligible individual investor, and to existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, Janus Capital Management LLC (“Janus Capital”), or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Distributors LLC dba Janus Henderson Distributors (“Janus Henderson Distributors”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory

Janus Investment Fund	25

Janus Henderson International Managed Volatility Fund

Notes to Financial Statements (unaudited)

programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service

26	DECEMBER 31, 2019

Janus Henderson International Managed Volatility Fund

Notes to Financial Statements (unaudited)

approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Janus Investment Fund	27

Janus Henderson International Managed Volatility Fund

Notes to Financial Statements (unaudited)

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or the Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Other Investments and Strategies

Additional Investment Risk

In the aftermath of the 2007-2008 financial crisis, the financial sector experienced reduced liquidity in credit and other fixed-income markets, and an unusually high degree of volatility, both domestically and internationally. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. For example, the enactment of the Dodd-Frank Act in 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, over-the-counter derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (commonly known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will conclude, or how financial markets will react.

28	DECEMBER 31, 2019

Janus Henderson International Managed Volatility Fund

Notes to Financial Statements (unaudited)

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

The following table presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the Fund's Schedule of Investments.

Offsetting of Financial Assets and Derivative Assets

Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

JPMorgan Chase Bank, National Association	$39,615	$—	$(39,615)	$—

(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. Securities on loan will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. See “Securities Lending” in the “Notes to Financial Statements” for additional information.

Janus Investment Fund	29

Janus Henderson International Managed Volatility Fund

Notes to Financial Statements (unaudited)

Real Estate Investing

To the extent that real estate-related securities may be included in the Fund’s named benchmark index, Intech’s mathematical investment process may select equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. Effective December 16, 2019, JPMorgan Chase Bank, National Association replaced Deutsche Bank AG as securities lending agent for the Fund. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Non-Custodial Securities Lending Agreement. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to primarily invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable). Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of December 31, 2019, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $39,615. Gross amounts of recognized liabilities for securities lending (collateral received) as of December 31, 2019 is $41,750, resulting in the net amount due to the counterparty of $2,135.

30	DECEMBER 31, 2019

Janus Henderson International Managed Volatility Fund

Notes to Financial Statements (unaudited)

3. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays Janus Capital Management LLC (“Janus Capital”) an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.55% of its average daily net assets.

Intech Investment Management LLC (“Intech”) serves as subadviser to the Fund. As subadviser, Intech provides day-to-day management of the investment operations of the Fund subject to the general oversight of Janus Capital. Janus Capital owns approximately 97% of Intech.

Janus Capital pays Intech a subadvisory fee rate equal to 50% of the investment advisory fee paid by the Fund to Janus Capital (net of any fee waivers and expense reimbursements).

Janus Capital has contractually agreed to waive the advisory fee payable by the Fund or reimburse expenses in an amount equal to the amount, if any, that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.80% of the Fund’s average daily net assets. Janus Capital has agreed to continue the waivers until at least October 28, 2020. The previous expense limit until November 1, 2019 was 0.95%.If applicable, amounts waived and/or reimbursed to the Fund by Janus Capital are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

Janus Services LLC (“Janus Services”), a wholly-owned subsidiary of Janus Capital, is the Fund’s transfer agent. In addition, Janus Services provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Fund. Janus Services is not compensated for its services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Certain, but not all, intermediaries may charge administrative fees (such as networking and omnibus) to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to Janus Services, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between Janus Services and the Fund, Janus Services may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. Janus Capital and its affiliates benefit from an increase in assets that may result from such relationships. The Funds’ Trustees have set limits on fees that the Funds may incur with respect to administrative fees paid for omnibus or networked accounts. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

Effective July 1, 2019, the Board of Trustees of Janus Investment Fund approved a new administrative fee rate for Class D Shares detailed in the table below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

The Fund’s actual Class D administrative fee rate was 0.12% for the reporting period.

Prior to July 1, 2019, the Fund’s Class D Shares paid an administrative services fee at an annual rate of 0.12% of the average daily net assets of Class D Shares for shareholder services provided by Janus Services. Janus Services provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Janus Services receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class

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Notes to Financial Statements (unaudited)

S Shares and Class T Shares of the Fund. Janus Services expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. Janus Services or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to Class S Shares and Class T Shares of the Fund. Janus Services may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with Janus Capital. For all share classes, Janus Services also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Janus Services is compensated for its services related to the Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, Janus Henderson Distributors, a wholly-owned subsidiary of Janus Capital, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets, and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to Janus Henderson Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Payments under the Plan are not tied exclusively to actual 12b-1 distribution and shareholder service expenses, and the payments may exceed 12b-1 distribution and shareholder service expenses actually incurred. If any of the Fund’s actual 12b-1 distribution and shareholder service expenses incurred during a calendar year are less than the payments made during a calendar year, the Fund will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution and shareholder servicing fees” in the Statement of Operations.

Janus Capital serves as administrator to the Fund pursuant to an administration agreement between Janus Capital and the Trust. Under the administration agreement, Janus Capital is obligated to provide or arrange for the provision of certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). In addition, employees of Janus Capital and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of Janus Capital employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by Janus Capital, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services Janus Capital (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of Janus Capital and/or its affiliates, are shared with the Fund. Total compensation of $230,755 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2019. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2019 on the Statement of Assets and Liabilities in the asset, “Non-interested Trustees’ deferred

32	DECEMBER 31, 2019

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Notes to Financial Statements (unaudited)

compensation,” and liability, “Non-interested Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2019 are included in “Non-interested Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $236,725 were paid by the Trust to the Trustees under the Deferred Plan during the period ended December 31, 2019.

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2019 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between Janus Henderson Distributors and financial intermediaries. During the period ended December 31, 2019, Janus Henderson Distributors retained upfront sales charges of $8.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to Janus Henderson Distributors during the period ended December 31, 2019.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class C Shares during the period ended December 31, 2019.

As of December 31, 2019, shares of the Fund were owned by affiliates of Janus Henderson Investors, and/or other funds advised by Janus Henderson, as indicated in the table below:

Class	% of Class Owned	% of Fund Owned
Class A Shares	-%	-%
Class C Shares	-	-
Class D Shares	-	-
Class I Shares	-	-
Class N Shares	93	33
Class S Shares	-	-
Class T Shares	-	-

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Notes to Financial Statements (unaudited)

In addition, other shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with accounting principles generally accepted in the United States of America).

4. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2019 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships and investments in passive foreign investment companies.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 89,856,174	$12,887,192	$ (301,747)	$ 12,585,445

34	DECEMBER 31, 2019

Janus Henderson International Managed Volatility Fund

Notes to Financial Statements (unaudited)

5. Capital Share Transactions

	Period ended December 31, 2019		Year ended June 30, 2019
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	10,380	$ 93,071	61,643	$ 540,282
Reinvested dividends and distributions	6,670	57,633	6,490	53,157
Shares repurchased	(23,168)	(203,368)	(33,979)	(297,240)
Net Increase/(Decrease)	(6,118)	$ (52,664)	34,154	$ 296,199
Class C Shares:
Shares sold	3,467	$ 29,771	24,696	$ 209,722
Reinvested dividends and distributions	3,670	31,045	5,991	47,988
Shares repurchased	(39,070)	(336,551)	(90,011)	(787,705)
Net Increase/(Decrease)	(31,933)	$ (275,735)	(59,324)	$ (529,995)
Class D Shares:
Shares sold	13,059	$ 113,559	59,395	$ 523,006
Reinvested dividends and distributions	17,800	150,941	21,577	173,699
Shares repurchased	(94,202)	(818,179)	(146,610)	(1,307,669)
Net Increase/(Decrease)	(63,343)	$ (553,679)	(65,638)	$ (610,964)
Class I Shares:
Shares sold	303,439	$ 2,655,262	2,364,552	$20,472,709
Reinvested dividends and distributions	262,286	2,232,053	321,572	2,598,299
Shares repurchased	(1,681,556)	(14,747,569)	(2,303,376)	(19,908,780)
Net Increase/(Decrease)	(1,115,831)	$(9,860,254)	382,748	$ 3,162,228
Class N Shares:
Shares sold	597,721	$ 5,293,134	273,641	$ 2,383,950
Reinvested dividends and distributions	186,426	1,582,757	183,374	1,477,995
Shares repurchased	(442,689)	(3,901,346)	(565,345)	(4,971,154)
Net Increase/(Decrease)	341,458	$ 2,974,545	(108,330)	$ (1,109,209)
Class S Shares:
Shares sold	15,072	$ 132,423	100,851	$ 912,192
Reinvested dividends and distributions	4,783	41,137	5,714	46,567
Shares repurchased	(50,848)	(450,276)	(17,454)	(153,024)
Net Increase/(Decrease)	(30,993)	$ (276,716)	89,111	$ 805,735
Class T Shares:
Shares sold	84,518	$ 741,193	263,975	$ 2,315,915
Reinvested dividends and distributions	27,691	235,371	31,377	253,211
Shares repurchased	(204,923)	(1,776,370)	(200,748)	(1,758,598)
Net Increase/(Decrease)	(92,714)	$ (799,806)	94,604	$ 810,528

6. Purchases and Sales of Investment Securities

For the period ended December 31, 2019, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$37,950,091	$ 49,829,984	$ -	$ -

7. Recent Accounting Pronouncements

The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) in August 2018. The new guidance removes, modifies and enhances the disclosures to Topic 820. For public entities, the amendments are

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Janus Henderson International Managed Volatility Fund

Notes to Financial Statements (unaudited)

effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. An entity is permitted, and Management has decided, to early adopt the removed and modified disclosures in these financial statements.

8. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2019 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

36	DECEMBER 31, 2019

Janus Henderson International Managed Volatility Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund is required to disclose its complete holdings as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Fund shareholders. Historically, the Fund filed its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters each fiscal year on Form N-Q. The Fund’s Form N-PORT and Form N-Q filings: (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series, each of whom serves as an “independent” Trustee (the “Trustees”), oversee the management of each Portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each Fund of Janus Investment Fund (together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreements for the Janus Henderson Funds that utilize subadvisers.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Capital and the respective subadvisers in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At a meeting held on December 5, 2019, based on the Trustees’ evaluation of the information provided by Janus Capital, the subadvisers, and the independent fee consultant, as well as other information, the Trustees determined that the overall arrangements between each Janus Henderson Fund and Janus Capital and each subadviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by Janus Capital, its affiliates and the subadvisers, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund, and the subadvisory agreement for each subadvised Janus Henderson Fund, for the period from February 1, 2020 through February 1, 2021, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

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Janus Henderson International Managed Volatility Fund

Additional Information (unaudited)

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent and quality of the services provided by Janus Capital and the subadvisers to the Janus Henderson Funds, taking into account the investment objective, strategies and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of Janus Capital and each subadviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by Janus Capital or the subadvisers, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered Janus Capital’s role as administrator to the Janus Henderson Funds, noting that Janus Capital generally, does not receive a fee for its services but is reimbursed for its out-of-pocket costs. The Trustees considered the role of Janus Capital in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that Janus Capital provides a number of different services for the Janus Henderson Funds and fund shareholders, ranging from investment management services to various other servicing functions, and that, in its view, Janus Capital is a capable provider of those services. The independent fee consultant also provided its belief that Janus Capital has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent and quality of the services provided by Janus Capital or the subadviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory and subadvisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that Janus Capital and each subadviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable funds and peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, the independent fee consultant found that the overall Janus Henderson Funds’ performance has been reasonable: for the 36 months ended September 30, 2019, approximately 69% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar, and for the 12 months ended September 30, 2019, approximately 71% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar.

The Trustees considered the performance of each Fund, noting that performance may vary by share class, and noted the following:

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

38	DECEMBER 31, 2019

Janus Henderson International Managed Volatility Fund

Additional Information (unaudited)

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Developed World Bond Fund, the Trustees noted the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12

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Janus Henderson International Managed Volatility Fund

Additional Information (unaudited)

months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson International Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson International Small Cap Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and its limited performance history.

• For Janus Henderson International Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital and Perkins had taken or were taking to improve performance, and that the performance trend was improving

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

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Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson U.S. Growth Opportunities Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital and Geneva had taken or were taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

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Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital and Intech had taken or were taking to improve performance, and that the performance trend was improving.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital and Perkins had taken or were taking to improve performance, and that the performance trend was improving.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory and subadvisory agreement(s).

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant and noted that the rate of management fees (investment advisory and any administration but excluding out-of-pocket costs) for many of the Janus Henderson Funds, after applicable waivers, was below the average management fee rate of the respective peer group of funds selected by an independent data provider. The Trustees also examined information regarding the subadvisory fees charged for subadvisory services, as applicable, noting that all such fees were paid by Janus Capital out of its management fees collected from such Janus Henderson Fund.

The independent fee consultant provided its belief that the management fees charged by Janus Capital to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by Janus Capital. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of their respective Broadridge Expense Group

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peers; and (3) and the management fees for the Janus Henderson Funds, on average, were 7% under the average management fees for their Expense Groups. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group peers and to average total expenses for its Broadridge Expense Universe.

For certain Janus Henderson Funds, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable in light of performance trends, performance histories, and existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by Janus Capital and each subadviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by Janus Capital and each subadviser to comparable separate account clients and to comparable non-affiliated funds subadvised by Janus Capital or by a subadviser (for which Janus Capital or the subadviser provides only or primarily portfolio management services). Although in most instances subadvisory and separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that Janus Capital noted that, under the terms of the management agreements with the Janus Henderson Funds, Janus Capital performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, trustee support, regulatory compliance and numerous other services, and that, in serving the Janus Henderson Funds, Janus Capital assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, they noted that the independent fee consultant found that: (1) the management fees Janus Capital charges to the Janus Henderson Funds are reasonable in relation to the management fees Janus Capital charges to funds subadvised by Janus Capital and to the fees Janus Capital charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs; and (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged to Janus Henderson subadvised fund and separate account investors; (4) 11 of 12 Janus Henderson Funds have lower management fees than similar funds subadvised by Janus Capital; and (5) six of nine Janus Henderson Funds have lower management fees than similar separate accounts managed by Janus Capital.

The Trustees considered the fees for each Fund for its fiscal year ended in 2018, and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”):

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

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Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

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• For Janus Henderson Global Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable.

• For Janus Henderson International Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson International Small Cap Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for both share classes.

• For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

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• For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson U.S. Growth Opportunities Fund, that Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that, although the Fund’s expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

The Trustees reviewed information on the overall profitability to Janus Capital and its affiliates of their relationship with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses, and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to Janus Capital from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether Janus Capital and each subadviser receive adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is

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necessarily a product of the allocation methodology utilized by Janus Capital to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found that (1) the expense allocation methodology and rationales utilized by Janus Capital were reasonable and (2) no clear correlation between expense allocations and operating margins. The Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that Janus Capital’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to Janus Capital and its affiliates, as well as the fees paid by Janus Capital to the subadvisers of subadvised Janus Henderson Funds, were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees Janus Capital and the subadvisers charge to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by Janus Capital and any subadviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by Janus Capital.

Economies of Scale

The Trustees considered information about the potential for Janus Capital to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in November 2019 which provided its research and analysis into economies of scale. They also noted that, although many Janus Henderson Funds pay advisory fees at a base fixed rate as a percentage of net assets, without any breakpoints or performance fees, their independent fee consultant concluded that 64% of these Janus Henderson Funds’ share classes have contractual management fees (gross of waivers) below their Broadridge expense group averages. They also noted the following: (1) that for those Janus Henderson Funds whose expenses are being reduced by the contractual expense limitations of Janus Capital, Janus Capital is subsidizing certain of these Janus Henderson Funds because they have not reached adequate scale; (2) as the assets of some of the Janus Henderson Funds have declined in the past few years, certain Janus Henderson Funds have benefited from having advisory fee rates that have remained constant rather than increasing as assets declined; (3) performance fee structures have been implemented for various Janus Henderson Funds that have caused the effective rate of advisory fees payable by such a Janus Henderson Fund to vary depending on the investment performance of the Janus Henderson Fund relative to its benchmark index over the measurement period; and (4) a few Janus Henderson Funds have fee schedules with breakpoints and reduced fee rates above certain asset levels. The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

The Trustees also considered the independent fee consultant’s conclusion that, given the limitations of various analytical approaches to economies of scale and their conflicting results, it is difficult to analytically confirm or deny the existence of economies of scale in the Janus Henderson complex. In this regard, the independent consultant concluded that (1) to the extent there were economies of scale at Janus Capital, Janus Capital’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds which have not yet achieved those economies and (2) by setting lower fixed fees from the start on these Janus Henderson Funds, Janus Capital appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any scale economies that may exist. Further, the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at Janus Capital.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between Janus Capital and the Janus

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Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

Other Benefits to Janus Capital

The Trustees also considered benefits that accrue to Janus Capital and its affiliates and subadvisers to the Janus Henderson Funds from their relationships with the Janus Henderson Funds. They recognized that two affiliates of Janus Capital separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market funds for services provided, and that such compensation contributes to the overall profitability of Janus Capital and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered Janus Capital’s past and proposed use of commissions paid by the Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of Janus Capital and/or Janus Capital, and/or a subadviser to a Janus Henderson Fund. The Trustees concluded that Janus Capital’s and the subadvisers’ use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit each Janus Henderson Fund. The Trustees also concluded that, other than the services provided by Janus Capital and its affiliates and subadvisers pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and Janus Capital and the subadvisers may potentially benefit from their relationship with each other in other ways. They concluded that Janus Capital and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by Janus Capital and its affiliates. They also concluded that Janus Capital and/or the subadvisers benefit from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from Janus Capital’s and/or the subadvisers’ receipt of those products and services as well as research products and services acquired through commissions paid by other clients of Janus Capital and/or other clients of the subadvisers. They further concluded that the success of any Janus Henderson Fund could attract other business to Janus Capital, the subadvisers or other Janus Henderson funds, and that the success of Janus Capital and the subadvisers could enhance Janus Capital’s and the subadvisers’ ability to serve the Janus Henderson Funds.

Approval of an Amended and Restated Investment Advisory Agreement for Janus Henderson Small-Mid Cap Value Fund (formerly, Janus Henderson Select Value Fund)

Janus Capital Management LLC (“Janus Capital”) met with the Trustees, each of whom serves as an “independent” Trustee (the “Trustees”), on December 5, 2018 and March 14, 2019, to discuss the Amended and Restated Investment Advisory Agreement (the “Amended Advisory Agreement”) for Janus Henderson Small-Mid Cap Value Fund (formerly, Janus Henderson Select Value Fund) (“Small-Mid Cap Value Fund”) and other matters related to investment strategy changes to shift the market capitalization focus of Small-Mid Cap Value Fund (the “Strategy Change”). At these meetings, the Trustees discussed the Amended Advisory Agreement and the Strategy Change with their independent counsel, separately from management. During the course of the meetings, the Trustees requested and considered such information as they deemed relevant to their deliberations. At the meeting held on March 14, 2019, the Trustees, upon the recommendation of Janus Capital, voted unanimously to approve the Amended Advisory Agreement for Small-Mid Cap Value Fund, and recommended that the Amended Advisory Agreement be submitted to shareholders for approval. The Trustees also approved matters related to the Strategy Change, effective upon approval of the Amended Advisory Agreement by the Fund’s shareholders.

In determining whether to approve the Amended Advisory Agreement, the Trustees noted their most recent consideration of Small-Mid Cap Value Fund’s current advisory agreement (the “Current Advisory Agreement”) as part of the Trustees’ annual review and consideration of whether to continue the investment advisory agreement and sub-advisory agreement, as applicable, for each Janus Henderson fund, including Small-Mid Cap Value Fund (the “Annual Review”). The Trustees noted that in connection with the Annual Review: (i) the Trustees received and reviewed information provided by Janus Capital and each sub-adviser, including Perkins Investment Management LLC (“Perkins”), in response to requests of the Trustees and their independent legal counsel, and also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant; and (ii) throughout the Annual Review, the Trustees were advised by their independent legal counsel. The Trustees also noted that based on the Trustees’ evaluation of the information provided by Janus Capital, Perkins, and the independent fee consultant, as well as other information, the Trustees determined that the overall arrangements between Small-Mid Cap

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Additional Information (unaudited)

Value Fund and Janus Capital and Perkins were fair and reasonable in light of the nature, extent and quality of the services provided by Janus Capital, its affiliates and Perkins, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and the Trustees unanimously approved the continuation of the Current Advisory Agreement for another year.

In considering the Amended Advisory Agreement, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the Amended Advisory Agreement are discussed separately below.

• The Trustees determined that the terms of the Amended Advisory Agreement are substantially similar to those of the Current Advisory Agreement, which the Trustees recently reviewed as part of the Annual Review, and the material changes made to the Amended Advisory Agreement address the proposed change to the benchmark index and the description of the period used for calculating the performance fee in order to allow for continuity of the fee based on Small-Mid Cap Value Fund’s historical performance over a 36-month measurement period.

• As part of the Strategy Change, Small-Mid Cap Value Fund will focus its investments on common stocks of companies that are small- and mid-capitalization stocks. The Trustees determined that the proposed benchmark index, the Russell 2500TM Value Index, is more closely aligned with a small- and mid-cap stock focus than Small-Mid Cap Value Fund’s current benchmark index, the Russell 3000® Value Index.

• Under the Amended Advisory Agreement, the structure of the performance fee was not changing, other than to utilize a different benchmark and performance calculation period to implement the new benchmark over time, and that this structure had been implemented initially for Small-Mid Cap Value Fund based on analysis provided by the independent fee consultant. The Trustees considered the information provided by Janus Capital in this regard, and noted Janus Capital’s belief that this performance fee structure remained reasonable and appropriate for Small-Mid Cap Value Fund. The Trustees concluded that this performance fee structure was reasonable for Small-Mid Cap Value Fund as proposed, and also determined to seek further analysis from their independent fee consultant with respect to this matter. In this regard, Janus Capital agreed to consider further revisions to the proposed performance fee structure should that be needed based on the additional analysis provided.

• As part of the Strategy Change, Perkins will continue to provide sub-advisory services to Small-Mid Cap Value Fund, but will utilize new portfolio managers to implement Small-Mid Cap Value Fund’s focus on common stocks of companies that are small- and mid-capitalization stocks. In this regard, the Trustees noted the information provided by Janus Capital with respect to the qualifications and experience of the new portfolio managers implementing investment strategies similar to the one to be utilized by Small-Mid Cap Value Fund, and also noted that Perkins and the new portfolio managers provide sub-advisory services to other Janus Henderson funds the Trustees oversee.

• The information provided by Janus Capital with respect to (i) the impact of the Amended Advisory Agreement on the potential advisory fees to be paid by Small-Mid Cap Value Fund going forward; and (ii) the potential transaction costs and capital gains to be incurred by Small-Mid Cap Value Fund as part of the efforts to reposition Small-Mid Cap Value Fund’s portfolio to focus its investments on common stocks of companies that are small- and mid-capitalization stocks. In this regard, the Trustees noted that Small-Mid Cap Value Fund’s operating costs were not expected otherwise to materially change under the Amended Advisory Agreement.

• Janus Capital’s reasons for seeking to implement the Strategy Change, including Janus Capital’s belief that current marketplace demands for a small and mid-cap strategy, combined with Perkins’ experience in managing small- and mid-cap stocks, will provide greater opportunity for Small-Mid Cap Value Fund to grow over the long-term, and that the Strategy Change is designed to create asset growth through increased sales for Small-Mid Cap Value Fund, potentially resulting in increased operational efficiencies for Small-Mid Cap Value Fund.

• Janus Capital will pay the fees and expenses related to seeking shareholder approval of the Amended Advisory Agreement, including the costs related to the preparation and distribution of proxy materials, and all other costs incurred in connection with the solicitation of proxies.

After discussion, the Trustees determined that the overall arrangements between Small-Mid Cap Value Fund, Janus Capital, and Perkins under the Amended Advisory Agreement would continue to be fair and reasonable in light of the

Janus Investment Fund	49

Janus Henderson International Managed Volatility Fund

Additional Information (unaudited)

nature, extent, and quality of the services expected to be provided by Janus Capital, its affiliates, and Perkins following the Strategy Change.

50	DECEMBER 31, 2019

Janus Henderson International Managed Volatility Fund

Useful Information About Your Fund Report (unaudited)

Management Commentary

The Management Commentary in this report includes valuable insight as well as statistical information to help you understand how your Fund’s performance and characteristics stack up against those of comparable indices.

If the Fund invests in foreign securities, this report may include information about country exposure. Country exposure is based primarily on the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived.

Please keep in mind that the opinions expressed in the Management Commentary are just that: opinions. They are a reflection based on best judgment at the time this report was compiled, which was December 31, 2019. As the investing environment changes, so could opinions. These views are unique and are not necessarily shared by fellow employees or by Janus Henderson in general.

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of Janus Capital and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Barclays and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

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Janus Henderson International Managed Volatility Fund

Useful Information About Your Fund Report (unaudited)

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected. If you compare the Fund’s “Net Decrease from Dividends and Distributions” to “Reinvested Dividends and Distributions,” you will notice that dividends and distributions have little effect on the Fund’s net assets. This is because the majority of the Fund’s investors reinvest their dividends and/or distributions.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the

52	DECEMBER 31, 2019

Janus Henderson International Managed Volatility Fund

Useful Information About Your Fund Report (unaudited)

total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

Janus Investment Fund	53

Knowledge. Shared

At Janus Henderson, we believe in the sharing of expert insight for better investment and business decisions. We call this ethos Knowledge. Shared.

Learn more by visiting janushenderson.com.

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson, Janus, Henderson, Perkins, Intech and Knowledge. Shared are trademarks of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.

Janus Henderson Distributors

125-24-93014 02-20

SEMIANNUAL REPORT December 31, 2019

Janus Henderson Large Cap Value Fund

Janus Investment Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by contacting a Janus Henderson representative. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by visiting janushenderson.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you do not invest directly with the Fund, you should contact your plan sponsor, broker-dealer, or financial intermediary, to request to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-525-3713 to let the Fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Janus Henderson mutual funds where held (i.e., all Janus Henderson mutual funds held in your account if you invest through your financial intermediary or all Janus Henderson mutual funds held with the fund complex if you invest directly with a fund).

HIGHLIGHTS • Portfolio management perspective • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Large Cap Value Fund

Janus Henderson Large Cap Value Fund (unaudited)

FUND SNAPSHOT

As defensive value specialists, we look to invest in high-quality companies with strong management teams, stable balance sheets and durable competitive advantages that are trading at attractive valuations. We seek to achieve excess returns over full market cycles, with less risk than our benchmark and peers as measured by standard deviation, beta and down market capture.

Kevin Preloger portfolio manager

PERFORMANCE REVIEW

For the six-month period ending December 31, 2019, Janus Henderson Large Cap Value Fund’s Class I Shares returned 7.69%, underperforming its Russell 1000® Value Index benchmark, which returned 8.86%.

Overall stock selection in the Fund detracted from benchmark-relative performance, with stock selection in the information technology sector as the largest detractor. Information technology produced the highest returns in the index, and the Fund’s holdings simply did not keep pace with those of the overall sector, many of which we view as stretched on various valuation metrics. Our holdings in the health care sector also detracted, as did our cash position.

From a sector perspective, our holdings in industrials, utilities and consumer staples contributed to benchmark-relative performance. Our industrials performance was led by two companies that have proposed merging. During the volatile first half of the period, our holdings in the defensive utilities and consumer staples sectors outperformed.

MARKET ENVIRONMENT

A risk-on environment reemerged in the latter half of the period, led by cyclical and higher-beta stocks. Recession fears, which had gripped the market in the third quarter, faded as central banks around the world continued easing monetary policies and, in the case of the Federal Reserve (Fed), embarked on another round of quantitative easing. Certainly, there were positives for the market, including a partial trade deal with China, increased clarity regarding Brexit, strong employment numbers and optimism about consumer spending for the holidays. Geopolitical issues – of both the terror and trade varieties – remain at the forefront. U.S. election rhetoric was also present, but the markets so far have ignored the current political circus in Washington. Despite the advancement in stock prices, we believe risks have increased, particularly with many positive catalysts behind us.

DETRACTORS

Cimarex Energy was one of the largest absolute detractors. Shares traded lower during the period as the company reported earnings that missed consensus estimates. The view for Cimarex became uncertain given the clouded outlook for oil and gas prices, and we exited the position.

Public Storage Inc., a real estate investment trust (REIT) specializing in self-storage services, was also among the largest absolute detractors. The stock suffered as it missed slightly on its same-store income growth. Given its undemanding valuation and defensive business model, we view the reward-to-risk favorably and added to the position. We continue to overweight REITs, which we believe should benefit in a low-interest-rate environment.

Our position in software giant Oracle detracted from absolute performance due to slightly weaker license sales as the company’s business mix increasingly pivots to the cloud. We continue to maintain our position in the stock.

CONTRIBUTORS

U.S. Bancorp was one of the top absolute contributors for the period. We have been significantly overweight financials, and it remains the largest sector allocation in the Fund. We see attractive valuations for banks that are capital rich and operating in a benign credit environment, especially when compared to other cyclical companies. We believe U.S. Bancorp is a high-quality bank and that the reward-to-risk ratio remains, and maintained our position.

Lamb Weston, in the consumer staples sector, was another top absolute contributor. We initiated a new position in the frozen-potato products company during the period, as we believe the stock trades at a reasonable valuation given its earnings consistency.

Citigroup was another top absolute contributor. After a weak third quarter exacerbated by lower interest rates and depressed bond yields, there was a rotation in

Janus Investment Fund	1

Janus Henderson Large Cap Value Fund (unaudited)

financials from more defensive, less interest-rate-sensitive companies into banks. This move was driven in part by waning fears around global growth thanks to a partial trade truce between the U.S. and China. We continue to maintain our position.

OUTLOOK AND POSITIONING

The markets have much to digest in 2020. At current equity valuations, the market is anticipating an accelerating economy to drive earnings. Frankly, meaningful earnings growth would be welcome in comparison to 2019’s anemic “growth” and a market driven by multiple expansion. The market is going to need to see earnings growth to justify valuations, making upcoming earnings reports all the more important. Market participants continue to take significant comfort in the dovish Fed, but there are risks. These include geopolitical events, the U.S. presidential election, a potential weakening of economic activity on a global basis, outstanding trade issues and, most importantly, equity valuations that appear stretched – particularly if earnings growth is not delivered. Despite these concerns, if central banks continue their dovish ways, we can easily surmise that the recent narrative that has driven the market higher will continue.

Our focus on defense first, by emphasizing what we believe are high-quality stocks, should position the portfolio well to absorb volatility shocks stemming from both known and unknown risks. While the overall market is not cheap, at current prices we do not feel we are overpaying for quality. In a scenario where prolonged volatility appears, we would happily take advantage of the opportunity to buy high quality on sale.

While growth stocks beat value in both the period and calendar year, the rotation to the latter appears underway, albeit intermittently. Given our positioning and focus toward higher-quality value stocks, we would expect to lag in an environment where deep cyclicals with highly levered balance sheets and volatile earnings do well. Nevertheless, the earnings of those types of companies, and ultimately their stock prices, would seem to be most at risk if the economy weakens.

Thank you for your investment with us in the Janus Henderson Large Cap Value Fund.

2	DECEMBER 31, 2019

Janus Henderson Large Cap Value Fund (unaudited)

Fund At A Glance

December 31, 2019

	5 Top Performers - Holdings		5 Bottom Performers - Holdings
		Contribution		Contribution
	US Bancorp	0.45%	Cimarex Energy Co	-0.41%
	Lamb Weston Holdings Inc	0.42%	Public Storage	-0.19%
	Entergy Corp	0.40%	Oracle Corp	-0.17%
	Raytheon Co	0.40%	Royal Dutch Shell PLC (ADR)	-0.16%
	Citigroup Inc	0.38%	Nutrien Ltd	-0.11%

	5 Top Performers - Sectors*
		Fund	Fund Weighting	Russell 1000 Value Index
		Contribution	(Average % of Equity)	Weighting
	Industrials	0.53%	8.17%	9.56%
	Utilities	0.40%	6.76%	6.70%
	Consumer Staples	0.39%	7.84%	9.00%
	Consumer Discretionary	0.21%	1.57%	5.99%
	Financials	-0.01%	28.75%	23.68%

	5 Bottom Performers - Sectors*
		Fund	Fund Weighting	Russell 1000 Value Index
		Contribution	(Average % of Equity)	Weighting
	Information Technology	-0.89%	8.25%	6.11%
	Other**	-0.45%	5.35%	0.00%
	Health Care	-0.36%	11.01%	12.71%
	Real Estate	-0.19%	7.31%	5.34%
	Communication Services	-0.16%	3.82%	8.19%

Security contribution to performance is measured by using an algorithm that multiplies the daily performance of each security with the previous day’s ending weight in the portfolio and is gross of advisory fees. Fixed income securities and certain equity securities, such as private placements and some share classes of equity securities, are excluded.

*	Based on sector classification according to the Global Industry Classification Standard (“GICS”) codes, which are the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
**	Not a GICS classified sector.

Janus Investment Fund	3

Janus Henderson Large Cap Value Fund (unaudited)

Fund At A Glance

December 31, 2019

5 Largest Equity Holdings - (% of Net Assets)
Berkshire Hathaway Inc
Diversified Financial Services	3.7%
Johnson & Johnson
Pharmaceuticals	3.3%
US Bancorp
Banks	3.1%
Evergy Inc
Electric Utilities	2.6%
Citigroup Inc
Banks	2.6%
15.3%

Asset Allocation - (% of Net Assets)
Common Stocks	95.4%
Repurchase Agreements	4.5%
Other	0.1%
100.0%

Top Country Allocations - Long Positions - (% of Investment Securities)
As of December 31, 2019	As of June 30, 2019

4	DECEMBER 31, 2019

Janus Henderson Large Cap Value Fund (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended December 31, 2019						Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Ten Year	Since Inception*	Total Annual Fund Operating Expenses‡	Net Annual Fund Operating Expenses‡
Class A Shares at NAV	7.58%	26.12%	7.26%	9.63%	10.93%	1.21%	0.87%
Class A Shares at MOP	1.39%	18.83%	6.00%	8.98%	10.34%
Class C Shares at NAV	7.16%	25.41%	6.61%	8.89%	10.18%	2.03%	1.60%
Class C Shares at CDSC	6.16%	24.41%	6.61%	8.89%	10.18%
Class D Shares(1)	7.67%	26.38%	7.48%	9.82%	11.01%	0.86%	0.66%
Class I Shares	7.69%	26.48%	7.52%	9.94%	11.24%	0.78%	0.58%
Class N Shares	7.72%	26.57%	7.60%	9.99%	11.29%	0.69%	0.51%
Class S Shares	7.61%	26.48%	7.29%	9.58%	10.86%	2.04%	1.01%
Class T Shares	7.60%	26.33%	7.37%	9.74%	10.98%	1.02%	0.76%
Russell 1000 Value Index	8.86%	26.54%	8.29%	11.80%	12.49%
Morningstar Quartile - Class I Shares	-	2nd	3rd	4th	4th
Morningstar Ranking - based on total returns for Large Value Funds	-	412/1,225	672/1,080	757/948	706/939

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Net expense ratios reflect the expense waiver, if any, contractually agreed to through October 28th, 2020.

This Fund has a performance-based management fee that may adjust up or down based on the Fund’s performance.

Janus Investment Fund	5

Janus Henderson Large Cap Value Fund (unaudited)

Performance

Performance may be affected by risks that include those associated with non-diversification, portfolio turnover, short sales, potential conflicts of interest, foreign and emerging markets, initial public offerings (IPOs), high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), derivatives, and commodity-linked investments. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

High absolute short-term performance is not typical and may not be achieved in the future. Such results should not be the sole basis for evaluating material facts in making an investment decision.

The Fund will normally invest at least 80% of its net assets, measured at the time of purchase, in the type of securities described by its name.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Class A Shares, Class C Shares, Class I Shares, and Class S Shares commenced operations on July 6, 2009, after the reorganization of each class of the predecessor fund into corresponding shares of the Fund. Performance shown for each class for periods prior to July 6, 2009, reflects the historical performance of each corresponding class of the predecessor fund prior to the reorganization, calculated using the fees and expenses of the corresponding class of the predecessor fund respectively, net of any applicable fee and expense limitations or waivers.

Class D Shares commenced operations on February 16, 2010. Performance shown for the periods July 6, 2009 to February 16, 2010, reflects the performance of the Fund’s Class I Shares, calculated using the fees and expenses of Class D Shares, without the effect of any fee and expense limitations or waivers. Performance shown for the periods prior to July 6, 2009, reflects the historical performance of the predecessor fund’s Class I Shares prior to the reorganization of Class I Shares of the predecessor fund into Class I Shares of the Fund, calculated using the fees and expenses of Class D Shares, without the effect of any fee and expense limitations or waivers.

Class N Shares of the Fund commenced operations on May 31, 2012. Performance shown for periods prior to May 31, 2012, reflects the historical performance of the Fund’s Class I Shares, calculated using the fees and expenses of Class I Shares, net of any applicable fee and expense limitations or waivers.

Class T Shares commenced operations on July 6, 2009. Performance shown for periods prior to July 6, 2009, reflects the historical performance of the predecessor fund’s Class I Shares, calculated using the fees and expenses of Class T Shares, without the effect of any fee and expense limitations or waivers.

If each share class of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2019 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

*The predecessor Fund’s inception date – December 31, 2008

‡ As stated in the prospectus. See Financial Highlights for actual expense ratios during the reporting period.

(1) Closed to certain new investors.

6	DECEMBER 31, 2019

Janus Henderson Large Cap Value Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/19)	Ending Account Value (12/31/19)	Expenses Paid During Period (7/1/19 - 12/31/19)†	Beginning Account Value (7/1/19)	Ending Account Value (12/31/19)	Expenses Paid During Period (7/1/19 - 12/31/19)†	Net Annualized Expense Ratio (7/1/19 - 12/31/19)
Class A Shares	$1,000.00	$1,075.80	$5.11	$1,000.00	$1,020.21	$4.98	0.98%
Class C Shares	$1,000.00	$1,071.60	$8.75	$1,000.00	$1,016.69	$8.52	1.68%
Class D Shares	$1,000.00	$1,076.70	$4.07	$1,000.00	$1,021.22	$3.96	0.78%
Class I Shares	$1,000.00	$1,076.90	$3.71	$1,000.00	$1,021.57	$3.61	0.71%
Class N Shares	$1,000.00	$1,077.20	$3.34	$1,000.00	$1,021.92	$3.25	0.64%
Class S Shares	$1,000.00	$1,076.10	$4.17	$1,000.00	$1,021.11	$4.06	0.80%
Class T Shares	$1,000.00	$1,076.00	$4.54	$1,000.00	$1,020.76	$4.42	0.87%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

Janus Investment Fund	7

Janus Henderson Large Cap Value Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Common Stocks – 95.4%
Aerospace & Defense – 3.8%
Raytheon Co	10,699	$2,350,998
United Technologies Corp	13,431	2,011,427
		4,362,425
Auto Components – 0.9%
Aptiv PLC	11,159	1,059,770
Banks – 15.2%
Citigroup Inc	37,078	2,962,161
Citizens Financial Group Inc	53,529	2,173,813
Fifth Third Bancorp	41,754	1,283,518
M&T Bank Corp	17,090	2,901,027
PNC Financial Services Group Inc	15,163	2,420,470
US Bancorp	60,216	3,570,207
Wells Fargo & Co	41,623	2,239,317
		17,550,513
Beverages – 1.2%
PepsiCo Inc	10,153	1,387,610
Biotechnology – 1.9%
Gilead Sciences Inc	34,610	2,248,958
Capital Markets – 2.1%
Charles Schwab Corp	50,630	2,407,963
Chemicals – 5.3%
Corteva Inc	68,476	2,024,151
DuPont de Nemours Inc	8,830	566,886
Nutrien Ltd	34,827	1,668,562
WR Grace & Co	26,821	1,873,447
		6,133,046
Commercial Services & Supplies – 1.3%
Republic Services Inc	16,591	1,487,051
Communications Equipment – 0.7%
F5 Networks Inc*	6,260	874,209
Consumer Finance – 1.3%
Discover Financial Services	18,397	1,560,434
Diversified Financial Services – 3.7%
Berkshire Hathaway Inc*	18,794	4,256,841
Electric Utilities – 7.3%
Entergy Corp	20,603	2,468,239
Evergy Inc	46,801	3,046,277
PPL Corp	81,207	2,913,707
		8,428,223
Energy Equipment & Services – 1.1%
Schlumberger Ltd	31,798	1,278,280
Entertainment – 1.4%
Electronic Arts Inc*	14,665	1,576,634
Equity Real Estate Investment Trusts (REITs) – 7.0%
Camden Property Trust	11,152	1,183,227
Equity Residential	26,376	2,134,346
Public Storage	12,740	2,713,110
Weyerhaeuser Co	67,029	2,024,276
		8,054,959
Food & Staples Retailing – 0.8%
Walgreens Boots Alliance Inc	16,497	972,663
Food Products – 1.3%
Lamb Weston Holdings Inc	17,552	1,509,999
Health Care Providers & Services – 2.7%
Humana Inc	2,706	991,803
Laboratory Corp of America Holdings*	12,360	2,090,941
		3,082,744
Household Products – 2.1%
Colgate-Palmolive Co	17,505	1,205,044

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	DECEMBER 31, 2019

Janus Henderson Large Cap Value Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Common Stocks – (continued)
Household Products – (continued)
Procter & Gamble Co	9,934	$1,240,757
		2,445,801
Industrial Conglomerates – 2.3%
Carlisle Cos Inc	7,083	1,146,313
Honeywell International Inc	8,867	1,569,459
		2,715,772
Information Technology Services – 2.2%
Cognizant Technology Solutions Corp	18,308	1,135,462
Global Payments Inc	7,547	1,377,780
		2,513,242
Insurance – 6.7%
Chubb Ltd	17,359	2,702,102
Hartford Financial Services Group Inc	47,013	2,856,980
RenaissanceRe Holdings Ltd	11,207	2,196,796
		7,755,878
Interactive Media & Services – 1.0%
Alphabet Inc - Class A*	854	1,143,839
Life Sciences Tools & Services – 0.6%
Agilent Technologies Inc	8,556	729,912
Media – 2.5%
Fox Corp - Class B	78,860	2,870,504
Oil, Gas & Consumable Fuels – 6.9%
Chevron Corp	23,177	2,793,060
ConocoPhillips	24,168	1,571,645
Marathon Petroleum Corp	23,081	1,390,630
Royal Dutch Shell PLC (ADR)	36,974	2,180,727
		7,936,062
Pharmaceuticals – 6.4%
Johnson & Johnson	26,047	3,799,476
Merck & Co Inc	10,049	913,957
Pfizer Inc	70,398	2,758,194
		7,471,627
Road & Rail – 0.7%
Union Pacific Corp	4,509	815,182
Software – 5.0%
Check Point Software Technologies Ltd*	7,411	822,325
Citrix Systems Inc	20,667	2,291,970
Oracle Corp	50,106	2,654,616
		5,768,911
Total Common Stocks (cost $88,027,907)		110,399,052
Repurchase Agreements – 4.5%
ING Financial Markets LLC, Joint repurchase agreement, 1.4300%, dated 12/31/19, maturing 1/2/20 to be repurchased at $5,200,413 collateralized by $5,040,421 in U.S. Treasuries 1.3750% - 4.5000%, 2/28/23 - 5/15/48 with a value of $5,304,423 (cost $5,200,000)	$5,200,000	5,200,000
Total Investments (total cost $93,227,907) – 99.9%		115,599,052
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		85,236
Net Assets – 100%		$115,684,288

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Large Cap Value Fund

Schedule of Investments (unaudited)

December 31, 2019

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$110,927,438	96.0%
United Kingdom	2,180,727	1.9
Canada	1,668,562	1.4
Israel	822,325	0.7

Total	$115,599,052	100.0%

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

10	DECEMBER 31, 2019

Janus Henderson Large Cap Value Fund

Notes to Schedule of Investments and Other Information (unaudited)

Russell 1000® Value Index	Russell 1000® Value Index reflects the performance of U.S. large-cap equities with lower price-to-book ratios and lower expected growth values.

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2019. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$110,399,052	$-	$-
Repurchase Agreements	-	5,200,000	-
Total Assets	$110,399,052	$5,200,000	$-

Janus Investment Fund	11

Janus Henderson Large Cap Value Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2019

See footnotes at the end of the Statement.

Assets:
Investments, at value(1)	$110,399,052
Repurchase agreements, at value(2)	5,200,000
Non-interested Trustees' deferred compensation	2,969
Receivables:
Dividends	172,071
Fund shares sold	160,470
Foreign tax reclaims	24,370
Interest	207
Other assets	884
Total Assets	115,960,023
Liabilities:
Due to custodian	69,185
Payables:	—
Advisory fees	47,355
Fund shares repurchased	45,648
Registration fees	35,800
Professional fees	29,876
Non-affiliated fund administration fees payable	21,837
Transfer agent fees and expenses	10,431
Non-interested Trustees' deferred compensation fees	2,969
12b-1 Distribution and shareholder servicing fees	1,742
Custodian fees	669
Affiliated fund administration fees payable	250
Non-interested Trustees' fees and expenses	10
Accrued expenses and other payables	9,963
Total Liabilities	275,735
Net Assets	$115,684,288

See Notes to Financial Statements.

12	DECEMBER 31, 2019

Janus Henderson Large Cap Value Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2019

Net Assets Consist of:
Capital (par value and paid-in surplus)	$92,607,727
Total distributable earnings (loss)	23,076,561
Total Net Assets	$115,684,288
Net Assets - Class A Shares	$3,036,903
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	210,214
Net Asset Value Per Share(3)	$14.45
Maximum Offering Price Per Share(4)	$15.33
Net Assets - Class C Shares	$1,160,095
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	81,762
Net Asset Value Per Share(3)	$14.19
Net Assets - Class D Shares	$45,554,356
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,193,430
Net Asset Value Per Share	$14.27
Net Assets - Class I Shares	$19,217,898
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,338,632
Net Asset Value Per Share	$14.36
Net Assets - Class N Shares	$43,448,397
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,035,471
Net Asset Value Per Share	$14.31
Net Assets - Class S Shares	$383,601
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	26,428
Net Asset Value Per Share	$14.51
Net Assets - Class T Shares	$2,883,038
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	202,300
Net Asset Value Per Share	$14.25

(1) Includes cost of $88,027,907.

(2) Includes cost of repurchase agreements of $5,200,000.

(3) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

(4) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson Large Cap Value Fund

Statement of Operations (unaudited)

For the period ended December 31, 2019

Investment Income:
Dividends	$1,249,898
Interest	54,002
Other income	143
Foreign tax withheld	(14,826)
Total Investment Income	1,289,217
Expenses:
Advisory fees	309,188
12b-1 Distribution and shareholder servicing fees:
Class A Shares	3,508
Class C Shares	5,165
Class S Shares	40
Transfer agent administrative fees and expenses:
Class D Shares	26,145
Class S Shares	462
Class T Shares	3,716
Transfer agent networking and omnibus fees:
Class A Shares	1,086
Class C Shares	437
Class I Shares	4,684
Other transfer agent fees and expenses:
Class A Shares	118
Class C Shares	45
Class D Shares	4,773
Class I Shares	294
Class N Shares	608
Class S Shares	4
Class T Shares	35
Registration fees	54,594
Non-affiliated fund administration fees	33,126
Professional fees	21,664
Shareholder reports expense	7,016
Affiliated fund administration fees	1,342
Custodian fees	1,277
Non-interested Trustees’ fees and expenses	1,274
Other expenses	790
Total Expenses	481,391
Less: Excess Expense Reimbursement and Waivers	(89,362)
Net Expenses	392,029
Net Investment Income/(Loss)	897,188
Net Realized Gain/(Loss) on Investments:
Investments	2,132,638
Total Net Realized Gain/(Loss) on Investments	2,132,638
Change in Unrealized Net Appreciation/Depreciation:
Investments and non-interested Trustees’ deferred compensation	5,112,188
Total Change in Unrealized Net Appreciation/Depreciation	5,112,188
Net Increase/(Decrease) in Net Assets Resulting from Operations	$8,142,014

See Notes to Financial Statements.

14	DECEMBER 31, 2019

Janus Henderson Large Cap Value Fund

Statements of Changes in Net Assets

	Period ended December 31, 2019 (unaudited)	Year ended June 30, 2019

Operations:
Net investment income/(loss)	$897,188	$1,886,585
Net realized gain/(loss) on investments	2,132,638	6,071,821
Change in unrealized net appreciation/depreciation	5,112,188	(735,593)
Net Increase/(Decrease) in Net Assets Resulting from Operations	8,142,014	7,222,813
Dividends and Distributions to Shareholders
Class A Shares	(111,630)	(280,869)
Class C Shares	(36,204)	(179,530)
Class D Shares	(1,730,566)	(6,325,236)
Class I Shares	(741,714)	(2,535,915)
Class N Shares	(1,708,192)	(5,869,168)
Class S Shares	(14,380)	(52,113)
Class T Shares	(108,072)	(446,354)
Net Decrease from Dividends and Distributions to Shareholders	(4,450,758)	(15,689,185)
Capital Share Transactions:
Class A Shares	334,446	1,099,947
Class C Shares	44,126	(194,926)
Class D Shares	1,107,790	(3,773,562)
Class I Shares	7,400,256	(5,439,400)
Class N Shares	3,201,979	2,109,222
Class S Shares	5,267	45,139
Class T Shares	(229,408)	(1,641,205)
Net Increase/(Decrease) from Capital Share Transactions	11,864,456	(7,794,785)
Net Increase/(Decrease) in Net Assets	15,555,712	(16,261,157)
Net Assets:
Beginning of period	100,128,576	116,389,733
End of period	$115,684,288	$100,128,576

See Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson Large Cap Value Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$13.94	$15.56	$16.45	$15.67	$16.16	$16.90
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.10	0.22	0.19	0.20	0.22	0.21
Net realized and unrealized gain/(loss)	0.95	0.50	1.03	1.91	0.09	0.18
Total from Investment Operations	1.05	0.72	1.22	2.11	0.31	0.39
Less Dividends and Distributions:
Dividends (from net investment income)	(0.14)	(0.24)	(0.06)	(0.24)	(0.21)	(0.24)
Distributions (from capital gains)	(0.40)	(2.10)	(2.05)	(1.09)	(0.59)	(0.89)
Total Dividends and Distributions	(0.54)	(2.34)	(2.11)	(1.33)	(0.80)	(1.13)
Net Asset Value, End of Period	$14.45	$13.94	$15.56	$16.45	$15.67	$16.16
Total Return*	7.58%	7.30%	7.37%	13.96%	2.16%	2.14%
Net Assets, End of Period (in thousands)	$3,037	$2,600	$1,645	$3,057	$3,823	$3,952
Average Net Assets for the Period (in thousands)	$2,771	$1,833	$1,958	$3,405	$3,491	$3,806
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.22%	1.21%	1.00%	0.97%	0.96%	0.95%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.98%	0.89%	0.93%	0.97%	0.93%	0.93%
Ratio of Net Investment Income/(Loss)	1.43%	1.57%	1.14%	1.23%	1.40%	1.25%
Portfolio Turnover Rate	20%	35%	33%	43%	39%	39%

Class C Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$13.67	$15.25	$16.21	$15.43	$15.99	$16.67
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.05	0.13	0.08	0.09	0.09	0.15
Net realized and unrealized gain/(loss)	0.92	0.49	1.01	1.89	0.09	0.17
Total from Investment Operations	0.97	0.62	1.09	1.98	0.18	0.32
Less Dividends and Distributions:
Dividends (from net investment income)	(0.05)	(0.10)	—(2)	(0.11)	(0.15)	(0.11)
Distributions (from capital gains)	(0.40)	(2.10)	(2.05)	(1.09)	(0.59)	(0.89)
Total Dividends and Distributions	(0.45)	(2.20)	(2.05)	(1.20)	(0.74)	(1.00)
Net Asset Value, End of Period	$14.19	$13.67	$15.25	$16.21	$15.43	$15.99
Total Return*	7.16%	6.65%	6.68%	13.21%	1.33%	1.80%
Net Assets, End of Period (in thousands)	$1,160	$1,074	$1,389	$1,911	$2,089	$2,925
Average Net Assets for the Period (in thousands)	$1,084	$1,193	$1,692	$1,986	$2,395	$3,243
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.09%	1.92%	1.69%	1.62%	1.72%	1.29%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.68%	1.52%	1.61%	1.62%	1.70%	1.27%
Ratio of Net Investment Income/(Loss)	0.75%	0.93%	0.49%	0.58%	0.61%	0.89%
Portfolio Turnover Rate	20%	35%	33%	43%	39%	39%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

See Notes to Financial Statements.

16	DECEMBER 31, 2019

Janus Henderson Large Cap Value Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$13.78	$15.39	$16.37	$15.58	$16.08	$16.79
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.11	0.25	0.22	0.23	0.24	0.23
Net realized and unrealized gain/(loss)	0.94	0.49	1.02	1.92	0.09	0.19
Total from Investment Operations	1.05	0.74	1.24	2.15	0.33	0.42
Less Dividends and Distributions:
Dividends (from net investment income)	(0.16)	(0.25)	(0.17)	(0.27)	(0.24)	(0.24)
Distributions (from capital gains)	(0.40)	(2.10)	(2.05)	(1.09)	(0.59)	(0.89)
Total Dividends and Distributions	(0.56)	(2.35)	(2.22)	(1.36)	(0.83)	(1.13)
Net Asset Value, End of Period	$14.27	$13.78	$15.39	$16.37	$15.58	$16.08
Total Return*	7.67%	7.56%	7.54%	14.29%	2.32%	2.32%
Net Assets, End of Period (in thousands)	$45,554	$42,916	$49,859	$48,829	$36,422	$38,280
Average Net Assets for the Period (in thousands)	$43,493	$43,903	$50,507	$43,947	$36,265	$40,418
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.95%	0.86%	0.78%	0.78%	0.81%	0.80%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.78%	0.68%	0.73%	0.75%	0.75%	0.76%
Ratio of Net Investment Income/(Loss)	1.62%	1.76%	1.40%	1.43%	1.58%	1.41%
Portfolio Turnover Rate	20%	35%	33%	43%	39%	39%

Class I Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$13.87	$15.47	$16.44	$15.64	$16.14	$16.86
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.12	0.26	0.23	0.24	0.25	0.25
Net realized and unrealized gain/(loss)	0.94	0.49	1.02	1.92	0.08	0.18
Total from Investment Operations	1.06	0.75	1.25	2.16	0.33	0.43
Less Dividends and Distributions:
Dividends (from net investment income)	(0.17)	(0.25)	(0.17)	(0.27)	(0.24)	(0.26)
Distributions (from capital gains)	(0.40)	(2.10)	(2.05)	(1.09)	(0.59)	(0.89)
Total Dividends and Distributions	(0.57)	(2.35)	(2.22)	(1.36)	(0.83)	(1.15)
Net Asset Value, End of Period	$14.36	$13.87	$15.47	$16.44	$15.64	$16.14
Total Return*	7.69%	7.62%	7.60%	14.31%	2.34%	2.42%
Net Assets, End of Period (in thousands)	$19,218	$11,314	$18,433	$38,210	$39,119	$40,779
Average Net Assets for the Period (in thousands)	$14,044	$14,844	$33,368	$37,841	$38,044	$43,597
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.88%	0.78%	0.72%	0.71%	0.73%	0.71%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.71%	0.61%	0.69%	0.70%	0.70%	0.68%
Ratio of Net Investment Income/(Loss)	1.76%	1.82%	1.40%	1.49%	1.62%	1.48%
Portfolio Turnover Rate	20%	35%	33%	43%	39%	39%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Large Cap Value Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$13.83	$15.45	$16.42	$15.63	$16.13	$16.85
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.13	0.27	0.25	0.27	0.26	0.26
Net realized and unrealized gain/(loss)	0.93	0.48	1.02	1.90	0.09	0.18
Total from Investment Operations	1.06	0.75	1.27	2.17	0.35	0.44
Less Dividends and Distributions:
Dividends (from net investment income)	(0.18)	(0.27)	(0.19)	(0.29)	(0.26)	(0.27)
Distributions (from capital gains)	(0.40)	(2.10)	(2.05)	(1.09)	(0.59)	(0.89)
Total Dividends and Distributions	(0.58)	(2.37)	(2.24)	(1.38)	(0.85)	(1.16)
Net Asset Value, End of Period	$14.31	$13.83	$15.45	$16.42	$15.63	$16.13
Total Return*	7.72%	7.67%	7.70%	14.38%	2.48%	2.46%
Net Assets, End of Period (in thousands)	$43,448	$38,855	$39,798	$43,072	$72,618	$78,999
Average Net Assets for the Period (in thousands)	$41,456	$38,745	$41,382	$64,366	$73,467	$65,449
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.79%	0.69%	0.62%	0.61%	0.63%	0.64%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.64%	0.53%	0.59%	0.61%	0.61%	0.62%
Ratio of Net Investment Income/(Loss)	1.77%	1.92%	1.53%	1.67%	1.71%	1.55%
Portfolio Turnover Rate	20%	35%	33%	43%	39%	39%

Class S Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$14.01	$15.63	$16.59	$15.78	$16.26	$17.01
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.12	0.24	0.19	0.19	0.24	0.18
Net realized and unrealized gain/(loss)	0.94	0.49	1.04	1.94	0.08	0.18
Total from Investment Operations	1.06	0.73	1.23	2.13	0.32	0.36
Less Dividends and Distributions:
Dividends (from net investment income)	(0.16)	(0.25)	(0.14)	(0.23)	(0.21)	(0.22)
Distributions (from capital gains)	(0.40)	(2.10)	(2.05)	(1.09)	(0.59)	(0.89)
Total Dividends and Distributions	(0.56)	(2.35)	(2.19)	(1.32)	(0.80)	(1.11)
Net Asset Value, End of Period	$14.51	$14.01	$15.63	$16.59	$15.78	$16.26
Total Return*	7.61%	7.39%	7.36%	13.96%	2.26%	1.95%
Net Assets, End of Period (in thousands)	$384	$365	$347	$306	$260	$258
Average Net Assets for the Period (in thousands)	$365	$349	$336	$281	$252	$255
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.88%	1.87%	1.34%	1.12%	1.14%	1.13%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.80%	0.76%	0.97%	0.99%	0.81%	1.11%
Ratio of Net Investment Income/(Loss)	1.61%	1.69%	1.16%	1.20%	1.51%	1.06%
Portfolio Turnover Rate	20%	35%	33%	43%	39%	39%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

18	DECEMBER 31, 2019

Janus Henderson Large Cap Value Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$13.76	$15.36	$16.34	$15.56	$16.05	$16.77
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.11	0.22	0.21	0.22	0.23	0.22
Net realized and unrealized gain/(loss)	0.93	0.50	1.01	1.90	0.09	0.18
Total from Investment Operations	1.04	0.72	1.22	2.12	0.32	0.40
Less Dividends and Distributions:
Dividends (from net investment income)	(0.15)	(0.22)	(0.15)	(0.25)	(0.22)	(0.23)
Distributions (from capital gains)	(0.40)	(2.10)	(2.05)	(1.09)	(0.59)	(0.89)
Total Dividends and Distributions	(0.55)	(2.32)	(2.20)	(1.34)	(0.81)	(1.12)
Net Asset Value, End of Period	$14.25	$13.76	$15.36	$16.34	$15.56	$16.05
Total Return*	7.60%	7.42%	7.45%	14.14%	2.28%	2.20%
Net Assets, End of Period (in thousands)	$2,883	$3,004	$4,918	$4,549	$5,691	$3,804
Average Net Assets for the Period (in thousands)	$2,941	$3,437	$4,793	$4,869	$3,962	$4,050
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.13%	1.02%	0.88%	0.86%	0.89%	0.89%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.87%	0.77%	0.81%	0.85%	0.83%	0.86%
Ratio of Net Investment Income/(Loss)	1.53%	1.55%	1.32%	1.35%	1.51%	1.31%
Portfolio Turnover Rate	20%	35%	33%	43%	39%	39%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson Large Cap Value Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Large Cap Value Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 47 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares. Class D Shares are closed to certain new investors.

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Funds have adopted an auto-conversion policy pursuant to which Class C Shares that have been held for ten years will be automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the tenth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund will rely on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares. Please contact your financial intermediary for additional information.

Class D Shares are generally no longer being made available to new investors who do not already have a direct account with the Janus Henderson funds. Class D Shares are available only to investors who hold accounts directly with the Janus Henderson funds, to immediate family members or members of the same household of an eligible individual investor, and to existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, Janus Capital Management LLC (“Janus Capital”), or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Distributors LLC dba Janus Henderson Distributors (“Janus Henderson Distributors”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory

20	DECEMBER 31, 2019

Janus Henderson Large Cap Value Fund

Notes to Financial Statements (unaudited)

programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service

Janus Investment Fund	21

Janus Henderson Large Cap Value Fund

Notes to Financial Statements (unaudited)

approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Dividends and Distributions

The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or the Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

22	DECEMBER 31, 2019

Janus Henderson Large Cap Value Fund

Notes to Financial Statements (unaudited)

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Other Investments and Strategies

Additional Investment Risk

In the aftermath of the 2007-2008 financial crisis, the financial sector experienced reduced liquidity in credit and other fixed-income markets, and an unusually high degree of volatility, both domestically and internationally. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. For example, the enactment of the Dodd-Frank Act in 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, over-the-counter derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (commonly known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will conclude, or how financial markets will react.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

Janus Investment Fund	23

Janus Henderson Large Cap Value Fund

Notes to Financial Statements (unaudited)

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

The following table presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the Fund's Schedule of Investments.

Offsetting of Financial Assets and Derivative Assets

Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

ING Financial Markets LLC	$5,200,000	$—	$(5,200,000)	$—

(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

All repurchase agreements are transacted under legally enforceable master repurchase agreements that give the Fund, in the event of default by the counterparty, the right to liquidate securities held and to offset receivables and payables with the counterparty. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Repurchase Agreements

The Fund and other funds advised by Janus Capital or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

24	DECEMBER 31, 2019

Janus Henderson Large Cap Value Fund

Notes to Financial Statements (unaudited)

3. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. The Fund’s "base" fee rate prior to any performance adjustment (expressed as an annual rate) is 0.64%.

The investment advisory fee rate is determined by calculating a base fee and applying a performance adjustment. The base fee rate is the same as the contractual investment advisory fee rate. The performance adjustment either increases or decreases the base fee depending on how well the Fund has performed relative to its benchmark index. The Fund's benchmark index used in the calculation is the Russell 1000® Value Index.

The calculation of the performance adjustment applies as follows:

Investment Advisory Fee = Base Fee Rate +/- Performance Adjustment

The investment advisory fee rate paid to Janus Capital by the Fund consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Fund’s average daily net assets during the previous month (“Base Fee Rate”), plus or minus (2) a performance-fee adjustment (“Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets based on the Fund’s relative performance compared to the cumulative investment record of its benchmark index over a 36-month performance measurement period or shorter time period, as applicable. The investment performance of the Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. No Performance Adjustment is applied unless the difference between the Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period.

The Fund’s prospectuses and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statement of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment. For the period ended December 31, 2019, the performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 0.58%.

Perkins Investment Management LLC (“Perkins”) serves as subadviser to the Fund. Perkins (together with its predecessors), has been in the investment management business since 1984 and provides day-to-day management of the Fund’s portfolio operations subject to the general oversight of Janus Capital. Janus Capital owns 100% of Perkins.

Janus Capital pays Perkins a subadvisory fee equal to 50% of the investment advisory fee paid by the Fund to Janus Capital (calculated after any applicable performance fee adjustment, fee waivers, and expense reimbursements). The subadvisory fee paid by Janus Capital to Perkins adjusts up or down based on the Fund’s performance relative to the Fund’s benchmark index over the performance measurement period.

Janus Capital has contractually agreed to waive the advisory fee payable by the Fund or reimburse expenses in an amount equal to the amount, if any, that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fees, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.70% of the Fund’s average daily net assets. Janus Capital has agreed to continue the waivers until at least October 28th, 2020.  If applicable, amounts waived and/or reimbursed to the Fund by Janus Capital are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

Janus Services LLC (“Janus Services”), a wholly-owned subsidiary of Janus Capital, is the Fund’s transfer agent. In addition, Janus Services provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Fund. Janus Services is not compensated for its services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Certain, but not all, intermediaries may charge administrative fees (such as networking and omnibus) to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to Janus Services, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between Janus Services and the Fund, Janus Services may negotiate the level, structure, and/or terms of the administrative fees

Janus Investment Fund	25

Janus Henderson Large Cap Value Fund

Notes to Financial Statements (unaudited)

with intermediaries requiring such fees on behalf of the Fund. Janus Capital and its affiliates benefit from an increase in assets that may result from such relationships. The Funds’ Trustees have set limits on fees that the Funds may incur with respect to administrative fees paid for omnibus or networked accounts. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

Effective July 1, 2019, the Board of Trustees of Janus Investment Fund approved a new administrative fee rate for Class D Shares detailed in the table below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

The Fund’s actual Class D administrative fee rate was 0.12% for the reporting period.

Prior to July 1, 2019, the Fund’s Class D Shares paid an administrative services fee at an annual rate of 0.12% of the average daily net assets of Class D Shares for shareholder services provided by Janus Services. Janus Services provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Janus Services receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. Janus Services expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. Janus Services or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to Class S Shares and Class T Shares of the Fund. Janus Services may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with Janus Capital. For all share classes, Janus Services also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Janus Services is compensated for its services related to the Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, Janus Henderson Distributors, a wholly-owned subsidiary of Janus Capital, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets, and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to Janus Henderson Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Payments under the Plan are not tied exclusively to actual 12b-1 distribution and shareholder service expenses, and the payments may exceed 12b-1 distribution and shareholder service expenses actually incurred. If any of the Fund’s actual 12b-1 distribution and shareholder service expenses incurred during a calendar year are less than the payments made during a calendar year, the Fund will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution and shareholder servicing fees” in the Statement of Operations.

26	DECEMBER 31, 2019

Janus Henderson Large Cap Value Fund

Notes to Financial Statements (unaudited)

Janus Capital serves as administrator to the Fund pursuant to an administration agreement between Janus Capital and the Trust. Under the administration agreement, Janus Capital is obligated to provide or arrange for the provision of certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). In addition, employees of Janus Capital and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of Janus Capital employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by Janus Capital, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services Janus Capital (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of Janus Capital and/or its affiliates, are shared with the Fund. Total compensation of $230,755 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2019. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2019 on the Statement of Assets and Liabilities in the asset, “Non-interested Trustees’ deferred compensation,” and liability, “Non-interested Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2019 are included in “Non-interested Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $236,725 were paid by the Trust to the Trustees under the Deferred Plan during the period ended December 31, 2019.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between Janus Henderson Distributors and financial intermediaries. During the period ended December 31, 2019, Janus Henderson Distributors retained upfront sales charges of $1,329.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to Janus Henderson Distributors during the period ended December 31, 2019.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class C Shares during the period ended December 31, 2019.

Janus Investment Fund	27

Janus Henderson Large Cap Value Fund

Notes to Financial Statements (unaudited)

As of December 31, 2019, shares of the Fund were owned by affiliates of Janus Henderson Investors, and/or other funds advised by Janus Henderson, as indicated in the table below:

Class	% of Class Owned	% of Fund Owned
Class A Shares	-%	-%
Class C Shares	-	-
Class D Shares	-	-
Class I Shares	-	-
Class N Shares	89	34
Class S Shares	96	-*
Class T Shares	-	-

* Less than 0.50%

In addition, other shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with accounting principles generally accepted in the United States of America).

4. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2019 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 93,276,539	$23,779,432	$ (1,456,919)	$ 22,322,513

28	DECEMBER 31, 2019

Janus Henderson Large Cap Value Fund

Notes to Financial Statements (unaudited)

5. Capital Share Transactions

	Period ended December 31, 2019		Year ended June 30, 2019
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	34,453	$ 485,070	113,595	$ 1,577,485
Reinvested dividends and distributions	6,733	96,822	18,959	224,473
Shares repurchased	(17,533)	(247,446)	(51,717)	(702,011)
Net Increase/(Decrease)	23,653	$ 334,446	80,837	$ 1,099,947
Class C Shares:
Shares sold	13,051	$ 182,867	17,746	$ 227,820
Reinvested dividends and distributions	2,346	33,147	13,101	152,494
Shares repurchased	(12,219)	(171,888)	(43,363)	(575,240)
Net Increase/(Decrease)	3,178	$ 44,126	(12,516)	$ (194,926)
Class D Shares:
Shares sold	193,333	$2,724,529	518,708	$ 7,274,815
Reinvested dividends and distributions	116,024	1,647,543	511,587	5,980,453
Shares repurchased	(231,222)	(3,264,282)	(1,153,938)	(17,028,830)
Net Increase/(Decrease)	78,135	$1,107,790	(123,643)	$(3,773,562)
Class I Shares:
Shares sold	507,556	$7,180,760	101,915	$ 1,468,864
Reinvested dividends and distributions	51,896	741,594	215,252	2,531,364
Shares repurchased	(36,793)	(522,098)	(692,626)	(9,439,628)
Net Increase/(Decrease)	522,659	$7,400,256	(375,459)	$(5,439,400)
Class N Shares:
Shares sold	266,954	$3,753,502	112,658	$ 1,639,470
Reinvested dividends and distributions	119,957	1,708,192	500,355	5,869,168
Shares repurchased	(160,905)	(2,259,715)	(378,940)	(5,399,416)
Net Increase/(Decrease)	226,006	$3,201,979	234,073	$ 2,109,222
Class S Shares:
Shares sold	-	$ -	-	$ -
Reinvested dividends and distributions	995	14,380	4,387	52,113
Shares repurchased	(645)	(9,113)	(542)	(6,974)
Net Increase/(Decrease)	350	$ 5,267	3,845	$ 45,139
Class T Shares:
Shares sold	47,244	$ 674,590	63,112	$ 884,524
Reinvested dividends and distributions	7,621	108,072	37,293	435,586
Shares repurchased	(70,898)	(1,012,070)	(202,176)	(2,961,315)
Net Increase/(Decrease)	(16,033)	$ (229,408)	(101,771)	$(1,641,205)

6. Purchases and Sales of Investment Securities

For the period ended December 31, 2019, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$28,077,023	$ 19,829,757	$ -	$ -

Janus Investment Fund	29

Janus Henderson Large Cap Value Fund

Notes to Financial Statements (unaudited)

7. Recent Accounting Pronouncements

The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) in August 2018. The new guidance removes, modifies and enhances the disclosures to Topic 820. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. An entity is permitted, and Management has decided, to early adopt the removed and modified disclosures in these financial statements.

8. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2019 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

30	DECEMBER 31, 2019

Janus Henderson Large Cap Value Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund is required to disclose its complete holdings as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Fund shareholders. Historically, the Fund filed its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters each fiscal year on Form N-Q. The Fund’s Form N-PORT and Form N-Q filings: (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series, each of whom serves as an “independent” Trustee (the “Trustees”), oversee the management of each Portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each Fund of Janus Investment Fund (together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreements for the Janus Henderson Funds that utilize subadvisers.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Capital and the respective subadvisers in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At a meeting held on December 5, 2019, based on the Trustees’ evaluation of the information provided by Janus Capital, the subadvisers, and the independent fee consultant, as well as other information, the Trustees determined that the overall arrangements between each Janus Henderson Fund and Janus Capital and each subadviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by Janus Capital, its affiliates and the subadvisers, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund, and the subadvisory agreement for each subadvised Janus Henderson Fund, for the period from February 1, 2020 through February 1, 2021, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Janus Investment Fund	31

Janus Henderson Large Cap Value Fund

Additional Information (unaudited)

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent and quality of the services provided by Janus Capital and the subadvisers to the Janus Henderson Funds, taking into account the investment objective, strategies and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of Janus Capital and each subadviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by Janus Capital or the subadvisers, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered Janus Capital’s role as administrator to the Janus Henderson Funds, noting that Janus Capital generally, does not receive a fee for its services but is reimbursed for its out-of-pocket costs. The Trustees considered the role of Janus Capital in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that Janus Capital provides a number of different services for the Janus Henderson Funds and fund shareholders, ranging from investment management services to various other servicing functions, and that, in its view, Janus Capital is a capable provider of those services. The independent fee consultant also provided its belief that Janus Capital has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent and quality of the services provided by Janus Capital or the subadviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory and subadvisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that Janus Capital and each subadviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable funds and peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, the independent fee consultant found that the overall Janus Henderson Funds’ performance has been reasonable: for the 36 months ended September 30, 2019, approximately 69% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar, and for the 12 months ended September 30, 2019, approximately 71% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar.

The Trustees considered the performance of each Fund, noting that performance may vary by share class, and noted the following:

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

32	DECEMBER 31, 2019

Janus Henderson Large Cap Value Fund

Additional Information (unaudited)

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Developed World Bond Fund, the Trustees noted the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12

Janus Investment Fund	33

Janus Henderson Large Cap Value Fund

Additional Information (unaudited)

months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson International Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson International Small Cap Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and its limited performance history.

• For Janus Henderson International Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital and Perkins had taken or were taking to improve performance, and that the performance trend was improving

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

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Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson U.S. Growth Opportunities Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital and Geneva had taken or were taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

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Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital and Intech had taken or were taking to improve performance, and that the performance trend was improving.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital and Perkins had taken or were taking to improve performance, and that the performance trend was improving.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory and subadvisory agreement(s).

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant and noted that the rate of management fees (investment advisory and any administration but excluding out-of-pocket costs) for many of the Janus Henderson Funds, after applicable waivers, was below the average management fee rate of the respective peer group of funds selected by an independent data provider. The Trustees also examined information regarding the subadvisory fees charged for subadvisory services, as applicable, noting that all such fees were paid by Janus Capital out of its management fees collected from such Janus Henderson Fund.

The independent fee consultant provided its belief that the management fees charged by Janus Capital to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by Janus Capital. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of their respective Broadridge Expense Group

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peers; and (3) and the management fees for the Janus Henderson Funds, on average, were 7% under the average management fees for their Expense Groups. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group peers and to average total expenses for its Broadridge Expense Universe.

For certain Janus Henderson Funds, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable in light of performance trends, performance histories, and existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by Janus Capital and each subadviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by Janus Capital and each subadviser to comparable separate account clients and to comparable non-affiliated funds subadvised by Janus Capital or by a subadviser (for which Janus Capital or the subadviser provides only or primarily portfolio management services). Although in most instances subadvisory and separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that Janus Capital noted that, under the terms of the management agreements with the Janus Henderson Funds, Janus Capital performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, trustee support, regulatory compliance and numerous other services, and that, in serving the Janus Henderson Funds, Janus Capital assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, they noted that the independent fee consultant found that: (1) the management fees Janus Capital charges to the Janus Henderson Funds are reasonable in relation to the management fees Janus Capital charges to funds subadvised by Janus Capital and to the fees Janus Capital charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs; and (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged to Janus Henderson subadvised fund and separate account investors; (4) 11 of 12 Janus Henderson Funds have lower management fees than similar funds subadvised by Janus Capital; and (5) six of nine Janus Henderson Funds have lower management fees than similar separate accounts managed by Janus Capital.

The Trustees considered the fees for each Fund for its fiscal year ended in 2018, and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”):

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

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Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

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• For Janus Henderson Global Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable.

• For Janus Henderson International Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson International Small Cap Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for both share classes.

• For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

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Additional Information (unaudited)

• For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson U.S. Growth Opportunities Fund, that Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that, although the Fund’s expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

The Trustees reviewed information on the overall profitability to Janus Capital and its affiliates of their relationship with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses, and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to Janus Capital from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether Janus Capital and each subadviser receive adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is

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necessarily a product of the allocation methodology utilized by Janus Capital to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found that (1) the expense allocation methodology and rationales utilized by Janus Capital were reasonable and (2) no clear correlation between expense allocations and operating margins. The Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that Janus Capital’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to Janus Capital and its affiliates, as well as the fees paid by Janus Capital to the subadvisers of subadvised Janus Henderson Funds, were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees Janus Capital and the subadvisers charge to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by Janus Capital and any subadviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by Janus Capital.

Economies of Scale

The Trustees considered information about the potential for Janus Capital to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in November 2019 which provided its research and analysis into economies of scale. They also noted that, although many Janus Henderson Funds pay advisory fees at a base fixed rate as a percentage of net assets, without any breakpoints or performance fees, their independent fee consultant concluded that 64% of these Janus Henderson Funds’ share classes have contractual management fees (gross of waivers) below their Broadridge expense group averages. They also noted the following: (1) that for those Janus Henderson Funds whose expenses are being reduced by the contractual expense limitations of Janus Capital, Janus Capital is subsidizing certain of these Janus Henderson Funds because they have not reached adequate scale; (2) as the assets of some of the Janus Henderson Funds have declined in the past few years, certain Janus Henderson Funds have benefited from having advisory fee rates that have remained constant rather than increasing as assets declined; (3) performance fee structures have been implemented for various Janus Henderson Funds that have caused the effective rate of advisory fees payable by such a Janus Henderson Fund to vary depending on the investment performance of the Janus Henderson Fund relative to its benchmark index over the measurement period; and (4) a few Janus Henderson Funds have fee schedules with breakpoints and reduced fee rates above certain asset levels. The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

The Trustees also considered the independent fee consultant’s conclusion that, given the limitations of various analytical approaches to economies of scale and their conflicting results, it is difficult to analytically confirm or deny the existence of economies of scale in the Janus Henderson complex. In this regard, the independent consultant concluded that (1) to the extent there were economies of scale at Janus Capital, Janus Capital’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds which have not yet achieved those economies and (2) by setting lower fixed fees from the start on these Janus Henderson Funds, Janus Capital appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any scale economies that may exist. Further, the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at Janus Capital.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between Janus Capital and the Janus

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Additional Information (unaudited)

Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

Other Benefits to Janus Capital

The Trustees also considered benefits that accrue to Janus Capital and its affiliates and subadvisers to the Janus Henderson Funds from their relationships with the Janus Henderson Funds. They recognized that two affiliates of Janus Capital separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market funds for services provided, and that such compensation contributes to the overall profitability of Janus Capital and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered Janus Capital’s past and proposed use of commissions paid by the Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of Janus Capital and/or Janus Capital, and/or a subadviser to a Janus Henderson Fund. The Trustees concluded that Janus Capital’s and the subadvisers’ use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit each Janus Henderson Fund. The Trustees also concluded that, other than the services provided by Janus Capital and its affiliates and subadvisers pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and Janus Capital and the subadvisers may potentially benefit from their relationship with each other in other ways. They concluded that Janus Capital and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by Janus Capital and its affiliates. They also concluded that Janus Capital and/or the subadvisers benefit from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from Janus Capital’s and/or the subadvisers’ receipt of those products and services as well as research products and services acquired through commissions paid by other clients of Janus Capital and/or other clients of the subadvisers. They further concluded that the success of any Janus Henderson Fund could attract other business to Janus Capital, the subadvisers or other Janus Henderson funds, and that the success of Janus Capital and the subadvisers could enhance Janus Capital’s and the subadvisers’ ability to serve the Janus Henderson Funds.

Approval of an Amended and Restated Investment Advisory Agreement for Janus Henderson Small-Mid Cap Value Fund (formerly, Janus Henderson Select Value Fund)

Janus Capital Management LLC (“Janus Capital”) met with the Trustees, each of whom serves as an “independent” Trustee (the “Trustees”), on December 5, 2018 and March 14, 2019, to discuss the Amended and Restated Investment Advisory Agreement (the “Amended Advisory Agreement”) for Janus Henderson Small-Mid Cap Value Fund (formerly, Janus Henderson Select Value Fund) (“Small-Mid Cap Value Fund”) and other matters related to investment strategy changes to shift the market capitalization focus of Small-Mid Cap Value Fund (the “Strategy Change”). At these meetings, the Trustees discussed the Amended Advisory Agreement and the Strategy Change with their independent counsel, separately from management. During the course of the meetings, the Trustees requested and considered such information as they deemed relevant to their deliberations. At the meeting held on March 14, 2019, the Trustees, upon the recommendation of Janus Capital, voted unanimously to approve the Amended Advisory Agreement for Small-Mid Cap Value Fund, and recommended that the Amended Advisory Agreement be submitted to shareholders for approval. The Trustees also approved matters related to the Strategy Change, effective upon approval of the Amended Advisory Agreement by the Fund’s shareholders.

In determining whether to approve the Amended Advisory Agreement, the Trustees noted their most recent consideration of Small-Mid Cap Value Fund’s current advisory agreement (the “Current Advisory Agreement”) as part of the Trustees’ annual review and consideration of whether to continue the investment advisory agreement and sub-advisory agreement, as applicable, for each Janus Henderson fund, including Small-Mid Cap Value Fund (the “Annual Review”). The Trustees noted that in connection with the Annual Review: (i) the Trustees received and reviewed information provided by Janus Capital and each sub-adviser, including Perkins Investment Management LLC (“Perkins”), in response to requests of the Trustees and their independent legal counsel, and also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant; and (ii) throughout the Annual Review, the Trustees were advised by their independent legal counsel. The Trustees also noted that based on the Trustees’ evaluation of the information provided by Janus Capital, Perkins, and the independent fee consultant, as well as other information, the Trustees determined that the overall arrangements between Small-Mid Cap

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Value Fund and Janus Capital and Perkins were fair and reasonable in light of the nature, extent and quality of the services provided by Janus Capital, its affiliates and Perkins, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and the Trustees unanimously approved the continuation of the Current Advisory Agreement for another year.

In considering the Amended Advisory Agreement, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the Amended Advisory Agreement are discussed separately below.

• The Trustees determined that the terms of the Amended Advisory Agreement are substantially similar to those of the Current Advisory Agreement, which the Trustees recently reviewed as part of the Annual Review, and the material changes made to the Amended Advisory Agreement address the proposed change to the benchmark index and the description of the period used for calculating the performance fee in order to allow for continuity of the fee based on Small-Mid Cap Value Fund’s historical performance over a 36-month measurement period.

• As part of the Strategy Change, Small-Mid Cap Value Fund will focus its investments on common stocks of companies that are small- and mid-capitalization stocks. The Trustees determined that the proposed benchmark index, the Russell 2500TM Value Index, is more closely aligned with a small- and mid-cap stock focus than Small-Mid Cap Value Fund’s current benchmark index, the Russell 3000® Value Index.

• Under the Amended Advisory Agreement, the structure of the performance fee was not changing, other than to utilize a different benchmark and performance calculation period to implement the new benchmark over time, and that this structure had been implemented initially for Small-Mid Cap Value Fund based on analysis provided by the independent fee consultant. The Trustees considered the information provided by Janus Capital in this regard, and noted Janus Capital’s belief that this performance fee structure remained reasonable and appropriate for Small-Mid Cap Value Fund. The Trustees concluded that this performance fee structure was reasonable for Small-Mid Cap Value Fund as proposed, and also determined to seek further analysis from their independent fee consultant with respect to this matter. In this regard, Janus Capital agreed to consider further revisions to the proposed performance fee structure should that be needed based on the additional analysis provided.

• As part of the Strategy Change, Perkins will continue to provide sub-advisory services to Small-Mid Cap Value Fund, but will utilize new portfolio managers to implement Small-Mid Cap Value Fund’s focus on common stocks of companies that are small- and mid-capitalization stocks. In this regard, the Trustees noted the information provided by Janus Capital with respect to the qualifications and experience of the new portfolio managers implementing investment strategies similar to the one to be utilized by Small-Mid Cap Value Fund, and also noted that Perkins and the new portfolio managers provide sub-advisory services to other Janus Henderson funds the Trustees oversee.

• The information provided by Janus Capital with respect to (i) the impact of the Amended Advisory Agreement on the potential advisory fees to be paid by Small-Mid Cap Value Fund going forward; and (ii) the potential transaction costs and capital gains to be incurred by Small-Mid Cap Value Fund as part of the efforts to reposition Small-Mid Cap Value Fund’s portfolio to focus its investments on common stocks of companies that are small- and mid-capitalization stocks. In this regard, the Trustees noted that Small-Mid Cap Value Fund’s operating costs were not expected otherwise to materially change under the Amended Advisory Agreement.

• Janus Capital’s reasons for seeking to implement the Strategy Change, including Janus Capital’s belief that current marketplace demands for a small and mid-cap strategy, combined with Perkins’ experience in managing small- and mid-cap stocks, will provide greater opportunity for Small-Mid Cap Value Fund to grow over the long-term, and that the Strategy Change is designed to create asset growth through increased sales for Small-Mid Cap Value Fund, potentially resulting in increased operational efficiencies for Small-Mid Cap Value Fund.

• Janus Capital will pay the fees and expenses related to seeking shareholder approval of the Amended Advisory Agreement, including the costs related to the preparation and distribution of proxy materials, and all other costs incurred in connection with the solicitation of proxies.

After discussion, the Trustees determined that the overall arrangements between Small-Mid Cap Value Fund, Janus Capital, and Perkins under the Amended Advisory Agreement would continue to be fair and reasonable in light of the

Janus Investment Fund	43

Janus Henderson Large Cap Value Fund

Additional Information (unaudited)

nature, extent, and quality of the services expected to be provided by Janus Capital, its affiliates, and Perkins following the Strategy Change.

44	DECEMBER 31, 2019

Janus Henderson Large Cap Value Fund

Useful Information About Your Fund Report (unaudited)

Management Commentary

The Management Commentary in this report includes valuable insight as well as statistical information to help you understand how your Fund’s performance and characteristics stack up against those of comparable indices.

If the Fund invests in foreign securities, this report may include information about country exposure. Country exposure is based primarily on the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived.

Please keep in mind that the opinions expressed in the Management Commentary are just that: opinions. They are a reflection based on best judgment at the time this report was compiled, which was December 31, 2019. As the investing environment changes, so could opinions. These views are unique and are not necessarily shared by fellow employees or by Janus Henderson in general.

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of Janus Capital and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Barclays and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

Janus Investment Fund	45

Janus Henderson Large Cap Value Fund

Useful Information About Your Fund Report (unaudited)

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected. If you compare the Fund’s “Net Decrease from Dividends and Distributions” to “Reinvested Dividends and Distributions,” you will notice that dividends and distributions have little effect on the Fund’s net assets. This is because the majority of the Fund’s investors reinvest their dividends and/or distributions.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the

46	DECEMBER 31, 2019

Janus Henderson Large Cap Value Fund

Useful Information About Your Fund Report (unaudited)

total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

Janus Investment Fund	47

Janus Henderson Large Cap Value Fund

Notes

NotesPage1

48	DECEMBER 31, 2019

Janus Henderson Large Cap Value Fund

Notes

NotesPage2

Janus Investment Fund	49

Knowledge. Shared

At Janus Henderson, we believe in the sharing of expert insight for better investment and business decisions. We call this ethos Knowledge. Shared.

Learn more by visiting janushenderson.com.

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson, Janus, Henderson, Perkins, Intech and Knowledge. Shared are trademarks of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.

Janus Henderson Distributors

125-24-93031 02-20

SEMIANNUAL REPORT December 31, 2019

Janus Henderson Mid Cap Value Fund

Janus Investment Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by contacting a Janus Henderson representative. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by visiting janushenderson.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you do not invest directly with the Fund, you should contact your plan sponsor, broker-dealer, or financial intermediary, to request to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-525-3713 to let the Fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Janus Henderson mutual funds where held (i.e., all Janus Henderson mutual funds held in your account if you invest through your financial intermediary or all Janus Henderson mutual funds held with the fund complex if you invest directly with a fund).

HIGHLIGHTS • Portfolio management perspective • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Mid Cap Value Fund

Janus Henderson Mid Cap Value Fund (unaudited)

FUND SNAPSHOT

As defensive value specialists, we look to invest in high-quality companies with strong management teams, stable balance sheets and durable competitive advantages that are trading at attractive valuations. We seek to achieve excess returns over full market cycles, with less risk than our benchmark and peers as measured by standard deviation, beta and down market capture.

Kevin Preloger co-portfolio manager	Justin Tugman co-portfolio manager

PERFORMANCE REVIEW

For the six-month period ending December 31, 2019, the Janus Henderson Mid Cap Value Fund’s Class I Shares returned 9.18%, outperforming its benchmark, the Russell Midcap® Value Index, which returned 7.66%.

Stock selection was the dominant driver of performance during the period, particularly in industrials, utilities, consumer discretionary and real estate. Our more defensively oriented industrials contributed on a relative basis. In the benchmark, returns in real estate were weak, while our eclectic mix of higher-quality stocks performed much better. While energy was the worst-performing sector for the benchmark, our underweight as well as stock selection outperformed, resulting in positive returns, while those in the benchmark were negative.

Financials, information technology and materials lagged the benchmark. In financials, toward year-end there was a rotation into banks from more defensive, less interest-rate-sensitive companies such as insurance. The Fund has been overweight financials, in both banks and insurance, for some time given what we believe are attractive valuations for banks that are capital rich with benign credit losses. Our overweight position in insurance coupled with our more defensively oriented banks hurt relative returns. Our overweights in information technology and materials were additive to relative performance, but our stock selection in the sectors detracted.

MARKET ENVIRONMENT

Recession fears had gripped the market in the first half of the period but faded as central banks around the world continued easing monetary policies and, in the case of the Federal Reserve, embarked on another round of quantitative easing. The second half of the period saw a risk-on environment led by cyclical stocks and higher-beta equities. Certainly, there were positives for the market, including a trade deal with China, increased clarity regarding Brexit and strong employment numbers, but geopolitical issues remained at the forefront. Despite the advancement in stock prices, we believe risks have increased, particularly with many positive catalysts behind us.

CONTRIBUTORS

Equity LifeStyle Properties is a real estate investment trust (REIT) specializing in manufactured housing communities. The company’s returns have benefited from the strong demand for affordable housing amid rising apartment rents nationwide. Mobile-home park sales are rare, but the properties offer steady rent growth and face limited competition from new development. We added to our position during the period.

Generac Holdings Inc. is a manufacturer of backup power generation products for residential, light commercial and industrial markets. The company has a market share of more than 75% in the standby generators category and continues to diversify its business by adding energy storage devices. It benefited over the period from additional business opportunities stemming from the California wildfires, and we trimmed our position on strength.

DETRACTORS

Cimarex Energy was the Fund’s largest individual detractor over the six-month period. The oil and gas exploration and production company’s operations were bottlenecked in 2019 by a capacity constraint in the Permian Basin (encompassing west Texas and southeast New Mexico), where a significant portion of its activities are based. Overall costs and expenses rose significantly over 2019, which hurt profit levels and weighed on the stock. We trimmed our position.

Public Storage Inc. is a real estate investment trust specializing in self-storage services. The stock suffered as it missed slightly on its same-store income growth. Given its undemanding valuation and defensive business model, we view the reward-to-risk favorably and added to the

Janus Investment Fund	1

Janus Henderson Mid Cap Value Fund (unaudited)

position. We continue to overweight REITs, which we believe should benefit in a low-interest-rate environment.

OUTLOOK AND POSITIONING

The markets have much to digest in 2020. At current equity valuations, the market is anticipating an accelerating economy to drive earnings. Frankly, meaningful earnings growth would be welcome in comparison to 2019’s anemic “growth” and a market driven by multiple expansion. The market is going to need to see earnings growth to justify valuations, and so upcoming earnings reports are all the more important. Market participants continue to take significant comfort in the dovish Federal Reserve, but there are risks. These include geopolitical events, the upcoming U.S. presidential election, a potential weakening of economic activity on a global basis, outstanding trade issues and, most importantly, equity valuations that appear stretched – particularly if the earnings growth is not delivered. Despite these concerns, if central banks continue their dovish ways, we can easily surmise that the recent narrative that has driven the market higher will continue.

Our focus on defense first, by emphasizing what we believe are high-quality stocks, should position the Fund well to absorb any volatility shocks stemming from both known and unknown risks. While the overall market is not cheap, at current prices we believe we are not overpaying for quality given the forward price-to-earnings ratio of the Fund trades at a discount relative to the index. In a scenario where prolonged volatility appears, we would happily take advantage of the opportunity to buy high quality on sale.

While growth stocks beat value in the calendar year, the rotation to the latter appears underway, albeit intermittently. Given our positioning and focus toward higher-quality value stocks, we would expect to lag in an environment where deep cyclicals with highly levered balance sheets and volatile earnings do well. Nevertheless, the earnings of those types of companies, and ultimately their stock prices, would seem to be most at risk if the economy weakens.

Thank you for your continued co-investment with us in the Janus Henderson Mid Cap Value Fund.

2	DECEMBER 31, 2019

Janus Henderson Mid Cap Value Fund (unaudited)

Fund At A Glance

December 31, 2019

	5 Top Performers - Holdings		5 Bottom Performers - Holdings
		Contribution		Contribution
	Globe Life Inc	0.53%	Cimarex Energy Co	-0.32%
	Equity LifeStyle Properties Inc	0.49%	Public Storage	-0.16%
	NewMarket Corp	0.48%	WR Grace & Co	-0.14%
	Generac Holdings Inc	0.46%	Affiliated Managers Group Inc	-0.12%
	Cedar Fair LP	0.45%	Waste Connections Inc	-0.12%

	5 Top Performers - Sectors*
		Fund	Fund Weighting	Russell Midcap Value Index
		Contribution	(Average % of Equity)	Weighting
	Industrials	0.64%	12.93%	11.59%
	Utilities	0.53%	7.93%	11.37%
	Energy	0.49%	3.70%	5.57%
	Real Estate	0.37%	14.78%	14.33%
	Consumer Discretionary	0.37%	4.65%	8.98%

	5 Bottom Performers - Sectors*
		Fund	Fund Weighting	Russell Midcap Value Index
		Contribution	(Average % of Equity)	Weighting
	Other**	-0.32%	3.99%	0.00%
	Materials	-0.17%	10.15%	6.62%
	Information Technology	-0.14%	9.26%	7.38%
	Financials	-0.08%	23.59%	18.93%
	Communication Services	0.02%	2.29%	3.85%

Security contribution to performance is measured by using an algorithm that multiplies the daily performance of each security with the previous day’s ending weight in the portfolio and is gross of advisory fees. Fixed income securities and certain equity securities, such as private placements and some share classes of equity securities, are excluded.

*	Based on sector classification according to the Global Industry Classification Standard (“GICS”) codes, which are the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
**	Not a GICS classified sector.

Janus Investment Fund	3

Janus Henderson Mid Cap Value Fund (unaudited)

Fund At A Glance

December 31, 2019

5 Largest Equity Holdings - (% of Net Assets)
Globe Life Inc
Insurance	3.2%
Equity LifeStyle Properties Inc
Equity Real Estate Investment Trusts (REITs)	2.9%
RenaissanceRe Holdings Ltd
Insurance	2.7%
Axis Capital Holdings Ltd
Insurance	2.6%
Evergy Inc
Electric Utilities	2.6%
14.0%

Asset Allocation - (% of Net Assets)
Common Stocks	96.8%
Repurchase Agreements	3.3%
Other	(0.1)%
100.0%

Top Country Allocations - Long Positions - (% of Investment Securities)
As of December 31, 2019	As of June 30, 2019

4	DECEMBER 31, 2019

Janus Henderson Mid Cap Value Fund (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended December 31, 2019						Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Ten Year	Since Inception*	Total Annual Fund Operating Expenses‡
Class A Shares at NAV	9.05%	30.00%	7.77%	9.33%	11.11%	1.06%
Class A Shares at MOP	2.75%	22.56%	6.50%	8.68%	10.81%
Class C Shares at NAV	8.66%	29.20%	7.16%	8.62%	10.41%	1.71%
Class C Shares at CDSC	7.66%	28.20%	7.16%	8.62%	10.41%
Class D Shares(1)	9.13%	30.27%	8.07%	9.64%	11.33%	0.73%
Class I Shares	9.18%	30.37%	8.10%	9.67%	11.36%	0.68%
Class L Shares(2)	9.15%	30.38%	8.18%	9.71%	11.45%	0.88%
Class N Shares	9.24%	30.57%	8.24%	9.74%	11.38%	0.59%
Class R Shares	8.79%	29.52%	7.43%	8.99%	10.78%	1.35%
Class S Shares	8.92%	29.85%	7.69%	9.26%	11.03%	1.09%
Class T Shares	9.10%	30.16%	7.98%	9.54%	11.29%	0.84%
Russell Midcap Value Index	7.66%	27.06%	7.62%	12.41%	9.58%
Morningstar Quartile - Class T Shares	-	1st	2nd	4th	1st
Morningstar Ranking - based on total returns for Mid-Cap Value Funds	-	74/429	118/397	282/326	15/140

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Class L Shares have a voluntarily agreed administrative fee waiver, which could be changed or terminated at any time.

This Fund has a performance-based management fee that may adjust up or down based on the Fund’s performance.

Performance may be affected by risks that include those associated with non-diversification, portfolio turnover, short sales, potential conflicts of interest,

Janus Investment Fund	5

Janus Henderson Mid Cap Value Fund (unaudited)

Performance

foreign and emerging markets, initial public offerings (IPOs), high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), derivatives, and commodity-linked investments. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

High absolute short-term performance is not typical and may not be achieved in the future. Such results should not be the sole basis for evaluating material facts in making an investment decision.

The Fund will normally invest at least 80% of its net assets, measured at the time of purchase, in the type of securities described by its name.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Class A Shares, Class C Shares, Class R Shares, and Class S Shares commenced operations on July 6, 2009. Performance shown for each class reflects the performance of the Fund’s Class J Shares (formerly named Investor Shares), from April 21, 2003 to July 6, 2009, calculated using the fees and expenses of the corresponding class, without the effect of any fee and expense limitations or waivers. For periods prior to April 21, 2003, the performance shown for each class reflects the historical performance of Berger Mid Cap Value Fund – Investor Shares (as a result of a prior reorganization of Berger Mid Cap Value Fund – Investor Shares into the Fund’s former Class J Shares), calculated using the fees and expenses of the corresponding class respectively, without the effect of any fee and expense limitations or waivers.

Class D Shares commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. Performance shown for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares (formerly named Investor Shares). For the periods prior to April 21, 2003, the performance shown for Class D Shares reflects the historical performance of Berger Mid Cap Value Fund – Investor Shares (as a result of a separate prior reorganization).

Class I Shares commenced operations on July 6, 2009. Performance shown reflects the performance of the Fund’s Class J Shares (formerly named Investor Shares) from April 21, 2003 to July 6, 2009, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers. For the periods prior to April 21, 2003, the performance shown for Class I Shares reflects the historical performance of Berger Mid Cap Value Fund – Investor Shares (as a result of a separate prior reorganization), calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.

Class L Shares commenced operations on April 21, 2003. Performance shown for periods following April 21, 2003, reflects the fees and expenses of Class L Shares (formerly named Institutional Shares), net of any applicable fee and expense limitations or waivers. The performance shown for Class L Shares for the periods from May 17, 2002 to April 17, 2003, reflects the historical performance of Berger Mid Cap Value Fund – Institutional Shares (as a result of a prior reorganization of Berger Mid Cap Value Fund – Institutional Shares into the Fund’s Class L Shares). For the periods prior to May 17, 2002, the performance shown reflects the historical performance of Berger Mid Cap Value Fund – Investor Shares.

Class N Shares of the Fund commenced operations on May 31, 2012. Performance shown for Class N Shares reflects the performance of the Fund’s Class T Shares from July 6, 2009 to May 31, 2012, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers. For the period from April 21, 2003 to July 6, 2009, the performance shown for Class N Shares reflects the performance of Class J Shares (formerly named Investor Shares), calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers. For the periods prior to April 21, 2003, the performance shown for Class N Shares reflects the historical performance of Berger Mid Cap Value Fund – Investor Shares (as a result of a separate prior reorganization), calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.

Class T Shares (formerly named Class J Shares) commenced operations with the Fund’s inception. Performance shown for periods following April 21, 2003, reflects the fees and expenses of Class T Shares in effect during the periods shown, net of any applicable fee and expense limitations or waivers. For the periods prior to April 21, 2003, the performance shown for Class T Shares reflects the historical performance of Berger Mid Cap Value Fund – Investor Shares (as a result of a separate prior reorganization).

If each share class of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

See important disclosures on the next page.

6	DECEMBER 31, 2019

Janus Henderson Mid Cap Value Fund (unaudited)

Performance

© 2019 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

*The predecessor Fund’s inception date – August 12, 1998

‡ As stated in the prospectus. See Financial Highlights for actual expense ratios during the reporting period.

(1) Closed to certain new investors.

(2) Closed to new investors.

Janus Investment Fund	7

Janus Henderson Mid Cap Value Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/19)	Ending Account Value (12/31/19)	Expenses Paid During Period (7/1/19 - 12/31/19)†	Beginning Account Value (7/1/19)	Ending Account Value (12/31/19)	Expenses Paid During Period (7/1/19 - 12/31/19)†	Net Annualized Expense Ratio (7/1/19 - 12/31/19)
Class A Shares	$1,000.00	$1,090.50	$6.20	$1,000.00	$1,019.20	$5.99	1.18%
Class C Shares	$1,000.00	$1,086.60	$9.23	$1,000.00	$1,016.29	$8.92	1.76%
Class D Shares	$1,000.00	$1,091.30	$4.68	$1,000.00	$1,020.66	$4.52	0.89%
Class I Shares	$1,000.00	$1,091.80	$4.42	$1,000.00	$1,020.91	$4.27	0.84%
Class L Shares	$1,000.00	$1,091.50	$4.68	$1,000.00	$1,020.66	$4.52	0.89%
Class N Shares	$1,000.00	$1,092.40	$3.94	$1,000.00	$1,021.37	$3.81	0.75%
Class R Shares	$1,000.00	$1,087.90	$7.87	$1,000.00	$1,017.60	$7.61	1.50%
Class S Shares	$1,000.00	$1,089.20	$6.56	$1,000.00	$1,018.85	$6.34	1.25%
Class T Shares	$1,000.00	$1,091.00	$5.20	$1,000.00	$1,020.16	$5.03	0.99%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

8	DECEMBER 31, 2019

Janus Henderson Mid Cap Value Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Common Stocks – 96.8%
Aerospace & Defense – 2.1%
BWX Technologies Inc	1,100,554	$68,322,392
Auto Components – 0.9%
Aptiv PLC	304,361	28,905,164
Banks – 9.3%
Citizens Financial Group Inc	1,936,309	78,633,509
First Horizon National Corp	3,027,489	50,135,218
M&T Bank Corp	454,496	77,150,696
Prosperity Bancshares Inc	423,096	30,416,371
Regions Financial Corp	2,309,602	39,632,770
Sterling Bancorp/DE	1,656,948	34,928,464
		310,897,028
Capital Markets – 0.5%
Affiliated Managers Group Inc	179,922	15,246,590
Chemicals – 9.3%
Axalta Coating Systems Ltd*	1,451,055	44,112,072
Mosaic Co	2,080,868	45,029,984
NewMarket Corp	140,710	68,458,229
Nutrien Ltd	688,199	32,971,614
Westlake Chemical Corp	617,047	43,285,847
WR Grace & Co	1,078,680	75,345,798
		309,203,544
Commercial Services & Supplies – 3.8%
IAA Inc*	1,360,697	64,034,401
Waste Connections Inc	690,131	62,656,994
		126,691,395
Communications Equipment – 1.3%
F5 Networks Inc*	310,712	43,390,931
Consumer Finance – 1.2%
Discover Financial Services	485,811	41,206,489
Containers & Packaging – 1.7%
Graphic Packaging Holding Co	3,382,567	56,319,741
Electric Utilities – 8.0%
Alliant Energy Corp	1,455,758	79,659,078
Entergy Corp	561,791	67,302,562
Evergy Inc	1,306,883	85,065,014
PPL Corp	969,803	34,796,532
		266,823,186
Electrical Equipment – 1.7%
AMETEK Inc	291,407	29,064,934
Generac Holdings Inc*	278,502	28,014,516
		57,079,450
Electronic Equipment, Instruments & Components – 1.6%
Avnet Inc	1,274,649	54,096,104
Energy Equipment & Services – 1.5%
Apergy Corp*	1,469,592	49,642,818
Entertainment – 1.0%
Electronic Arts Inc*	299,000	32,145,490
Equity Real Estate Investment Trusts (REITs) – 14.0%
Americold Realty Trust	795,075	27,875,330
Camden Property Trust	231,591	24,571,805
Equity Commonwealth	2,244,069	73,672,785
Equity LifeStyle Properties Inc	1,362,961	95,938,825
Lamar Advertising Co	933,867	83,356,968
Mid-America Apartment Communities Inc	538,334	70,984,721
Public Storage	263,442	56,102,608
Weyerhaeuser Co	1,174,432	35,467,846
		467,970,888
Food & Staples Retailing – 1.1%
Casey's General Stores Inc	225,797	35,899,465

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Mid Cap Value Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Common Stocks – (continued)
Food Products – 1.3%
Lamb Weston Holdings Inc	522,578	$44,957,385
Health Care Providers & Services – 2.4%
Laboratory Corp of America Holdings*	468,223	79,209,285
Hotels, Restaurants & Leisure – 2.3%
Cedar Fair LP	1,403,023	77,783,595
Industrial Conglomerates – 0.9%
Carlisle Cos Inc	175,649	28,427,034
Information Technology Services – 1.5%
Cognizant Technology Solutions Corp	324,296	20,112,838
Global Payments Inc	166,171	30,336,178
		50,449,016
Insurance – 10.8%
Axis Capital Holdings Ltd	1,442,982	85,770,850
Globe Life Inc	1,015,113	106,840,643
Hartford Financial Services Group Inc	1,289,743	78,377,682
RenaissanceRe Holdings Ltd	461,750	90,512,235
		361,501,410
Life Sciences Tools & Services – 1.2%
Agilent Technologies Inc	461,933	39,407,504
Machinery – 2.9%
Lincoln Electric Holdings Inc	498,439	48,214,004
Trinity Industries Inc	2,233,965	49,482,325
		97,696,329
Media – 2.4%
Fox Corp - Class B	2,230,446	81,188,234
Mortgage Real Estate Investment Trusts (REITs) – 1.6%
AGNC Investment Corp	2,953,823	52,223,591
Oil, Gas & Consumable Fuels – 3.0%
Cimarex Energy Co	738,037	38,739,562
Pioneer Natural Resources Co	243,743	36,895,378
Valero Energy Corp	265,372	24,852,088
		100,487,028
Semiconductor & Semiconductor Equipment – 0.5%
MKS Instruments Inc	161,405	17,756,164
Software – 4.8%
CDK Global Inc	731,508	39,998,857
Check Point Software Technologies Ltd*	292,133	32,415,078
Citrix Systems Inc	582,533	64,602,910
Synopsys Inc*	165,430	23,027,856
		160,044,701
Textiles, Apparel & Luxury Goods – 0.8%
Levi Strauss & Co	1,309,750	25,265,078
Trading Companies & Distributors – 1.4%
GATX Corp	566,077	46,899,479
Total Common Stocks (cost $2,465,798,579)		3,227,136,508
Repurchase Agreements – 3.3%
ING Financial Markets LLC, Joint repurchase agreement, 1.4300%, dated 12/31/19, maturing 1/2/20 to be repurchased at $4,300,342 collateralized by $4,168,041 in U.S. Treasuries 1.3750% - 4.5000%, 2/28/23 - 5/15/48 with a value of $4,386,350	$4,300,000	4,300,000
ING Financial Markets LLC, Joint repurchase agreement, 1.4900%, dated 12/31/19, maturing 1/2/20 to be repurchased at $75,006,208 collateralized by $73,099,800 in U.S. Treasuries 1.3750% - 4.5000%, 5/15/20 - 5/15/49 with a value of $76,506,334	75,000,000	75,000,000

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

10	DECEMBER 31, 2019

Janus Henderson Mid Cap Value Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Repurchase Agreements – (continued)
Royal Bank of Canada, NY Branch, Joint repurchase agreement, 1.4700%, dated 12/31/19, maturing 1/2/20 to be repurchased at $30,002,450 collateralized by $29,993,070 in U.S. Treasuries 2.0000% - 2.5000%, 1/15/22 - 11/15/26 with a value of $30,602,506	$30,000,000	$30,000,000
Total Repurchase Agreements (cost $109,300,000)		109,300,000
Total Investments (total cost $2,575,098,579) – 100.1%		3,336,436,508
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(1,939,519)
Net Assets – 100%		$3,334,496,989

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$3,271,049,816	98.0%
Canada	32,971,614	1.0
Israel	32,415,078	1.0

Total	$3,336,436,508	100.0%

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson Mid Cap Value Fund

Notes to Schedule of Investments and Other Information (unaudited)

Russell Midcap® Value Index	Russell Midcap® Value Index reflects the performance of U.S. mid-cap equities with lower price-to-book ratios and lower forecasted growth values.

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2019. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$3,227,136,508	$-	$-
Repurchase Agreements	-	109,300,000	-
Total Assets	$3,227,136,508	$109,300,000	$-

12	DECEMBER 31, 2019

Janus Henderson Mid Cap Value Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2019

See footnotes at the end of the Statement.

Assets:
Investments, at value(1)	$3,227,136,508
Repurchase agreements, at value(2)	109,300,000
Non-interested Trustees' deferred compensation	85,745
Receivables:
Dividends	4,656,938
Fund shares sold	4,526,962
Interest	9,000
Other assets	28,637
Total Assets	3,345,743,790
Liabilities:
Due to custodian	9,650
Payables:	—
Fund shares repurchased	8,091,546
Advisory fees	2,082,451
Transfer agent fees and expenses	502,213
12b-1 Distribution and shareholder servicing fees	88,460
Non-interested Trustees' deferred compensation fees	85,745
Professional fees	63,047
Affiliated fund administration fees payable	7,238
Custodian fees	5,367
Non-interested Trustees' fees and expenses	758
Accrued expenses and other payables	310,326
Total Liabilities	11,246,801
Net Assets	$3,334,496,989

See Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson Mid Cap Value Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2019

Net Assets Consist of:
Capital (par value and paid-in surplus)	$2,531,674,772
Total distributable earnings (loss)	802,822,217
Total Net Assets	$3,334,496,989
Net Assets - Class A Shares	$78,799,811
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	4,815,072
Net Asset Value Per Share(3)	$16.37
Maximum Offering Price Per Share(4)	$17.37
Net Assets - Class C Shares	$25,090,781
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,570,699
Net Asset Value Per Share(3)	$15.97
Net Assets - Class D Shares	$798,594,762
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	49,840,368
Net Asset Value Per Share	$16.02
Net Assets - Class I Shares	$386,533,537
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	24,076,756
Net Asset Value Per Share	$16.05
Net Assets - Class L Shares	$5,741,258
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	346,552
Net Asset Value Per Share	$16.57
Net Assets - Class N Shares	$656,367,947
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	41,108,000
Net Asset Value Per Share	$15.97
Net Assets - Class R Shares	$52,515,955
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,264,049
Net Asset Value Per Share	$16.09
Net Assets - Class S Shares	$118,312,946
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	7,230,646
Net Asset Value Per Share	$16.36
Net Assets - Class T Shares	$1,212,539,992
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	75,138,175
Net Asset Value Per Share	$16.14

(1) Includes cost of $2,465,798,579.

(2) Includes cost of repurchase agreements of $109,300,000.

(3) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

(4) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

14	DECEMBER 31, 2019

Janus Henderson Mid Cap Value Fund

Statement of Operations (unaudited)

For the period ended December 31, 2019

Investment Income:
Dividends	$40,706,853
Interest	1,205,444
Other income	29
Foreign tax withheld	(96,228)
Total Investment Income	41,816,098
Expenses:
Advisory fees	11,669,441
12b-1 Distribution and shareholder servicing fees:
Class A Shares	97,378
Class C Shares	116,635
Class R Shares	135,763
Class S Shares	139,312
Transfer agent administrative fees and expenses:
Class D Shares	462,335
Class L Shares	7,534
Class R Shares	68,257
Class S Shares	139,312
Class T Shares	1,503,714
Transfer agent networking and omnibus fees:
Class A Shares	68,374
Class C Shares	16,013
Class I Shares	159,020
Other transfer agent fees and expenses:
Class A Shares	3,061
Class C Shares	981
Class D Shares	56,143
Class I Shares	7,573
Class L Shares	77
Class N Shares	9,369
Class R Shares	752
Class S Shares	1,029
Class T Shares	8,633
Shareholder reports expense	160,011
Registration fees	78,429
Affiliated fund administration fees	40,813
Non-interested Trustees’ fees and expenses	38,758
Professional fees	35,120
Custodian fees	15,740
Other expenses	115,346
Total Expenses	15,154,923
Less: Excess Expense Reimbursement and Waivers	(46,683)
Net Expenses	15,108,240
Net Investment Income/(Loss)	26,707,858
Net Realized Gain/(Loss) on Investments:
Investments	83,188,079
Total Net Realized Gain/(Loss) on Investments	83,188,079
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and non-interested Trustees’ deferred compensation	173,893,767
Total Change in Unrealized Net Appreciation/Depreciation	173,893,767
Net Increase/(Decrease) in Net Assets Resulting from Operations	$283,789,704

See Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson Mid Cap Value Fund

Statements of Changes in Net Assets

	Period ended December 31, 2019 (unaudited)	Year ended June 30, 2019

Operations:
Net investment income/(loss)	$26,707,858	$45,573,413
Net realized gain/(loss) on investments	83,188,079	105,724,335
Change in unrealized net appreciation/depreciation	173,893,767	(37,809,654)
Net Increase/(Decrease) in Net Assets Resulting from Operations	283,789,704	113,488,094
Dividends and Distributions to Shareholders
Class A Shares	(1,687,781)	(9,048,268)
Class C Shares	(358,554)	(4,400,916)
Class D Shares	(19,139,147)	(91,678,932)
Class I Shares	(9,499,353)	(46,923,949)
Class L Shares	(133,731)	(745,361)
Class N Shares	(16,660,399)	(74,661,086)
Class R Shares	(976,034)	(6,533,672)
Class S Shares	(2,354,671)	(13,564,777)
Class T Shares	(27,791,165)	(152,915,684)
Net Decrease from Dividends and Distributions to Shareholders	(78,600,835)	(400,472,645)
Capital Share Transactions:
Class A Shares	(1,093,741)	4,259,592
Class C Shares	(8,098,761)	(23,369,410)
Class D Shares	(13,814,186)	2,972,152
Class I Shares	(1,138,689)	(27,196,302)
Class L Shares	(683,300)	(552,053)
Class N Shares	(2,896,624)	26,029,766
Class R Shares	(6,591,062)	(2,506,127)
Class S Shares	736,844	(73,675,146)
Class T Shares	(67,822,335)	(117,539,184)
Net Increase/(Decrease) from Capital Share Transactions	(101,401,854)	(211,576,712)
Net Increase/(Decrease) in Net Assets	103,787,015	(498,561,263)
Net Assets:
Beginning of period	3,230,709,974	3,729,271,237
End of period	$3,334,496,989	$3,230,709,974

See Notes to Financial Statements.

16	DECEMBER 31, 2019

Janus Henderson Mid Cap Value Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$15.33	$16.96	$17.60	$16.56	$19.87	$25.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.11	0.17	0.06	0.11	0.19	0.18
Net realized and unrealized gain/(loss)	1.28	0.12	1.20	2.59	0.29	(0.07)
Total from Investment Operations	1.39	0.29	1.26	2.70	0.48	0.11
Less Dividends and Distributions:
Dividends (from net investment income)	(0.12)	(0.13)	(0.01)	(0.08)	(0.20)	(0.48)
Distributions (from capital gains)	(0.23)	(1.79)	(1.89)	(1.58)	(3.59)	(4.76)
Total Dividends and Distributions	(0.35)	(1.92)	(1.90)	(1.66)	(3.79)	(5.24)
Net Asset Value, End of Period	$16.37	$15.33	$16.96	$17.60	$16.56	$19.87
Total Return*	9.05%	3.99%	7.10%	16.76%	4.05%	0.11%
Net Assets, End of Period (in thousands)	$78,800	$74,864	$77,496	$105,784	$135,181	$217,358
Average Net Assets for the Period (in thousands)	$77,053	$75,623	$86,398	$122,128	$163,545	$313,048
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.18%	1.06%	1.15%	0.94%	0.82%	0.84%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.18%	1.05%	1.13%	0.93%	0.82%	0.84%
Ratio of Net Investment Income/(Loss)	1.40%	1.09%	0.36%	0.61%	1.06%	0.79%
Portfolio Turnover Rate	16%	42%	41%	53%	65%	49%

Class C Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$14.91	$16.49	$17.26	$16.28	$19.55	$24.66
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.06	0.07	(0.04)	—(2)	0.13	0.02
Net realized and unrealized gain/(loss)	1.23	0.14	1.16	2.56	0.29	(0.07)
Total from Investment Operations	1.29	0.21	1.12	2.56	0.42	(0.05)
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	(0.10)	(0.30)
Distributions (from capital gains)	(0.23)	(1.79)	(1.89)	(1.58)	(3.59)	(4.76)
Total Dividends and Distributions	(0.23)	(1.79)	(1.89)	(1.58)	(3.69)	(5.06)
Net Asset Value, End of Period	$15.97	$14.91	$16.49	$17.26	$16.28	$19.55
Total Return*	8.66%	3.40%	6.40%	16.12%	3.70%	(0.62)%
Net Assets, End of Period (in thousands)	$25,091	$31,418	$58,590	$73,433	$83,844	$115,667
Average Net Assets for the Period (in thousands)	$26,428	$41,945	$67,079	$81,619	$94,474	$140,888
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.76%	1.64%	1.73%	1.51%	1.11%	1.54%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.76%	1.64%	1.73%	1.51%	1.11%	1.54%
Ratio of Net Investment Income/(Loss)	0.78%	0.47%	(0.23)%	0.03%	0.78%	0.07%
Portfolio Turnover Rate	16%	42%	41%	53%	65%	49%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

See Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Mid Cap Value Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$15.04	$16.70	$17.37	$16.37	$19.71	$25.04
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.13	0.21	0.12	0.15	0.23	0.22
Net realized and unrealized gain/(loss)	1.24	0.11	1.18	2.58	0.30	(0.05)
Total from Investment Operations	1.37	0.32	1.30	2.73	0.53	0.17
Less Dividends and Distributions:
Dividends (from net investment income)	(0.16)	(0.19)	(0.08)	(0.15)	(0.28)	(0.74)
Distributions (from capital gains)	(0.23)	(1.79)	(1.89)	(1.58)	(3.59)	(4.76)
Total Dividends and Distributions	(0.39)	(1.98)	(1.97)	(1.73)	(3.87)	(5.50)
Net Asset Value, End of Period	$16.02	$15.04	$16.70	$17.37	$16.37	$19.71
Total Return*	9.13%	4.27%	7.45%	17.12%	4.39%	0.37%
Net Assets, End of Period (in thousands)	$798,595	$763,597	$822,153	$841,565	$774,433	$827,954
Average Net Assets for the Period (in thousands)	$769,118	$765,452	$843,030	$822,828	$767,190	$894,102
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.89%	0.73%	0.82%	0.62%	0.53%	0.58%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.89%	0.73%	0.82%	0.62%	0.53%	0.58%
Ratio of Net Investment Income/(Loss)	1.69%	1.39%	0.68%	0.90%	1.36%	1.01%
Portfolio Turnover Rate	16%	42%	41%	53%	65%	49%

Class I Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$15.07	$16.73	$17.40	$16.39	$19.72	$25.04
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.13	0.22	0.13	0.16	0.24	0.25
Net realized and unrealized gain/(loss)	1.25	0.10	1.17	2.58	0.29	(0.07)
Total from Investment Operations	1.38	0.32	1.30	2.74	0.53	0.18
Less Dividends and Distributions:
Dividends (from net investment income)	(0.17)	(0.19)	(0.08)	(0.15)	(0.27)	(0.74)
Distributions (from capital gains)	(0.23)	(1.79)	(1.89)	(1.58)	(3.59)	(4.76)
Total Dividends and Distributions	(0.40)	(1.98)	(1.97)	(1.73)	(3.86)	(5.50)
Net Asset Value, End of Period	$16.05	$15.07	$16.73	$17.40	$16.39	$19.72
Total Return*	9.18%	4.33%	7.45%	17.16%	4.40%	0.40%
Net Assets, End of Period (in thousands)	$386,534	$364,502	$428,793	$963,098	$1,009,681	$1,407,953
Average Net Assets for the Period (in thousands)	$365,514	$386,284	$722,356	$970,761	$1,070,715	$1,967,896
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.84%	0.68%	0.77%	0.61%	0.51%	0.57%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.84%	0.68%	0.77%	0.61%	0.51%	0.57%
Ratio of Net Investment Income/(Loss)	1.73%	1.46%	0.71%	0.92%	1.37%	1.10%
Portfolio Turnover Rate	16%	42%	41%	53%	65%	49%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

18	DECEMBER 31, 2019

Janus Henderson Mid Cap Value Fund

Financial Highlights

Class L Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$15.54	$17.18	$17.82	$16.69	$19.99	$25.31
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.14	0.22	0.13	0.17	0.24	0.22
Net realized and unrealized gain/(loss)	1.28	0.12	1.21	2.69(2)	0.31	(0.08)
Total from Investment Operations	1.42	0.34	1.34	2.86	0.55	0.14
Less Dividends and Distributions:
Dividends (from net investment income)	(0.16)	(0.19)	(0.09)	(0.15)	(0.26)	(0.70)
Distributions (from capital gains)	(0.23)	(1.79)	(1.89)	(1.58)	(3.59)	(4.76)
Total Dividends and Distributions	(0.39)	(1.98)	(1.98)	(1.73)	(3.85)	(5.46)
Net Asset Value, End of Period	$16.57	$15.54	$17.18	$17.82	$16.69	$19.99
Total Return*	9.15%	4.32%	7.47%	17.62%(2)	4.41%	0.25%
Net Assets, End of Period (in thousands)	$5,741	$6,038	$7,129	$8,534	$9,630	$12,608
Average Net Assets for the Period (in thousands)	$5,980	$6,333	$7,889	$9,323	$10,732	$17,713
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.05%	0.88%	0.93%	0.72%	0.63%	0.69%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.89%	0.72%	0.77%	0.57%	0.53%	0.69%
Ratio of Net Investment Income/(Loss)	1.68%	1.41%	0.73%	0.97%	1.36%	0.96%
Portfolio Turnover Rate	16%	42%	41%	53%	65%	49%

Class N Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$15.00	$16.66	$17.34	$16.35	$19.69	$25.05
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.14	0.23	0.13	0.17	0.25	0.26
Net realized and unrealized gain/(loss)	1.24	0.11	1.19	2.57	0.31	(0.06)
Total from Investment Operations	1.38	0.34	1.32	2.74	0.56	0.20
Less Dividends and Distributions:
Dividends (from net investment income)	(0.18)	(0.21)	(0.11)	(0.17)	(0.31)	(0.80)
Distributions (from capital gains)	(0.23)	(1.79)	(1.89)	(1.58)	(3.59)	(4.76)
Total Dividends and Distributions	(0.41)	(2.00)	(2.00)	(1.75)	(3.90)	(5.56)
Net Asset Value, End of Period	$15.97	$15.00	$16.66	$17.34	$16.35	$19.69
Total Return*	9.24%	4.47%	7.56%	17.25%	4.60%	0.51%
Net Assets, End of Period (in thousands)	$656,368	$619,969	$642,746	$119,228	$109,571	$281,522
Average Net Assets for the Period (in thousands)	$631,121	$617,269	$349,395	$95,327	$142,854	$348,342
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.75%	0.59%	0.72%	0.48%	0.38%	0.43%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.75%	0.59%	0.72%	0.48%	0.38%	0.43%
Ratio of Net Investment Income/(Loss)	1.83%	1.54%	0.81%	0.99%	1.43%	1.17%
Portfolio Turnover Rate	16%	42%	41%	53%	65%	49%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2)  The Net realized and unrealized gain/(loss) per share included an out of period adjustment posted during the year. The impact of the out of period adjustment increased the per share amount by $0.07. The impact of the out of period adjustment to the Total Return was 0.46%.

See Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson Mid Cap Value Fund

Financial Highlights

Class R Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$15.06	$16.68	$17.38	$16.38	$19.68	$24.86
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.08	0.12	0.01	0.05	0.13	0.09
Net realized and unrealized gain/(loss)	1.24	0.13	1.18	2.57	0.31	(0.06)
Total from Investment Operations	1.32	0.25	1.19	2.62	0.44	0.03
Less Dividends and Distributions:
Dividends (from net investment income)	(0.06)	(0.08)	—	(0.04)	(0.15)	(0.45)
Distributions (from capital gains)	(0.23)	(1.79)	(1.89)	(1.58)	(3.59)	(4.76)
Total Dividends and Distributions	(0.29)	(1.87)	(1.89)	(1.62)	(3.74)	(5.21)
Net Asset Value, End of Period	$16.09	$15.06	$16.68	$17.38	$16.38	$19.68
Total Return*	8.79%	3.70%	6.78%	16.40%	3.80%	(0.26)%
Net Assets, End of Period (in thousands)	$52,516	$55,536	$62,802	$71,118	$72,868	$89,478
Average Net Assets for the Period (in thousands)	$54,015	$57,426	$67,666	$74,119	$76,746	$106,006
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.50%	1.34%	1.42%	1.22%	1.12%	1.19%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.50%	1.34%	1.42%	1.22%	1.12%	1.19%
Ratio of Net Investment Income/(Loss)	1.06%	0.79%	0.09%	0.31%	0.77%	0.43%
Portfolio Turnover Rate	16%	42%	41%	53%	65%	49%

Class S Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$15.33	$16.90	$17.56	$16.54	$19.84	$24.98
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.10	0.17	0.06	0.10	0.18	0.15
Net realized and unrealized gain/(loss)	1.27	0.12	1.19	2.59	0.31	(0.07)
Total from Investment Operations	1.37	0.29	1.25	2.69	0.49	0.08
Less Dividends and Distributions:
Dividends (from net investment income)	(0.11)	(0.07)	(0.02)	(0.09)	(0.20)	(0.46)
Distributions (from capital gains)	(0.23)	(1.79)	(1.89)	(1.58)	(3.59)	(4.76)
Total Dividends and Distributions	(0.34)	(1.86)	(1.91)	(1.67)	(3.79)	(5.22)
Net Asset Value, End of Period	$16.36	$15.33	$16.90	$17.56	$16.54	$19.84
Total Return*	8.92%	3.93%	7.07%	16.69%	4.07%	(0.01)%
Net Assets, End of Period (in thousands)	$118,313	$110,404	$198,132	$200,812	$171,632	$198,232
Average Net Assets for the Period (in thousands)	$110,200	$148,179	$209,016	$196,518	$173,783	$269,177
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.25%	1.09%	1.18%	0.98%	0.87%	0.94%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.25%	1.09%	1.18%	0.97%	0.86%	0.94%
Ratio of Net Investment Income/(Loss)	1.32%	1.07%	0.33%	0.56%	1.03%	0.68%
Portfolio Turnover Rate	16%	42%	41%	53%	65%	49%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

20	DECEMBER 31, 2019

Janus Henderson Mid Cap Value Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$15.14	$16.78	$17.45	$16.44	$19.76	$25.05
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.12	0.20	0.10	0.14	0.22	0.21
Net realized and unrealized gain/(loss)	1.26	0.12	1.18	2.58	0.31	(0.06)
Total from Investment Operations	1.38	0.32	1.28	2.72	0.53	0.15
Less Dividends and Distributions:
Dividends (from net investment income)	(0.15)	(0.17)	(0.06)	(0.13)	(0.26)	(0.68)
Distributions (from capital gains)	(0.23)	(1.79)	(1.89)	(1.58)	(3.59)	(4.76)
Total Dividends and Distributions	(0.38)	(1.96)	(1.95)	(1.71)	(3.85)	(5.44)
Net Asset Value, End of Period	$16.14	$15.14	$16.78	$17.45	$16.44	$19.76
Total Return*	9.10%	4.22%	7.31%	17.00%	4.33%	0.26%
Net Assets, End of Period (in thousands)	$1,212,540	$1,204,382	$1,431,431	$1,619,550	$1,717,020	$2,414,536
Average Net Assets for the Period (in thousands)	$1,189,854	$1,281,003	$1,566,628	$1,709,661	$1,917,279	$3,167,714
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.00%	0.84%	0.92%	0.72%	0.62%	0.69%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.99%	0.83%	0.91%	0.71%	0.59%	0.69%
Ratio of Net Investment Income/(Loss)	1.58%	1.30%	0.58%	0.82%	1.29%	0.94%
Portfolio Turnover Rate	16%	42%	41%	53%	65%	49%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	21

Janus Henderson Mid Cap Value Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Mid Cap Value Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 47 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares. Class D Shares are closed to certain new investors. Class L Shares are closed.

Shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with accounting principles generally accepted in the United States of America).

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Funds have adopted an auto-conversion policy pursuant to which Class C Shares that have been held for ten years will be automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the tenth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund will rely on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares. Please contact your financial intermediary for additional information.

Class D Shares are generally no longer being made available to new investors who do not already have a direct account with the Janus Henderson funds. Class D Shares are available only to investors who hold accounts directly with the Janus Henderson funds, to immediate family members or members of the same household of an eligible individual investor, and to existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class L Shares are designed for pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations, as well as high net worth individuals and financial intermediaries who are willing to maintain a minimum account balance of $250,000.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial

22	DECEMBER 31, 2019

Janus Henderson Mid Cap Value Fund

Notes to Financial Statements (unaudited)

intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, Janus Capital Management LLC (“Janus Capital”), or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Distributors LLC dba Janus Henderson Distributors (“Janus Henderson Distributors”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Janus Investment Fund	23

Janus Henderson Mid Cap Value Fund

Notes to Financial Statements (unaudited)

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

24	DECEMBER 31, 2019

Janus Henderson Mid Cap Value Fund

Notes to Financial Statements (unaudited)

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or the Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Other Investments and Strategies

Additional Investment Risk

In the aftermath of the 2007-2008 financial crisis, the financial sector experienced reduced liquidity in credit and other fixed-income markets, and an unusually high degree of volatility, both domestically and internationally. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. For example, the enactment of the Dodd-Frank Act in 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, over-the-counter derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme

Janus Investment Fund	25

Janus Henderson Mid Cap Value Fund

Notes to Financial Statements (unaudited)

volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (commonly known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will conclude, or how financial markets will react.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

The following table presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the Fund's Schedule of Investments.

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

ING Financial Markets LLC	$79,300,000	$—	$(79,300,000)	$—
Royal Bank of Canada, NY Branch	30,000,000	—	(30,000,000)	—

Total	$109,300,000	$—	$(109,300,000)	$—
(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

26	DECEMBER 31, 2019

Janus Henderson Mid Cap Value Fund

Notes to Financial Statements (unaudited)

All repurchase agreements are transacted under legally enforceable master repurchase agreements that give the Fund, in the event of default by the counterparty, the right to liquidate securities held and to offset receivables and payables with the counterparty. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Repurchase Agreements

The Fund and other funds advised by Janus Capital or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

3. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. The Fund’s "base" fee rate prior to any performance adjustment (expressed as an annual rate) is 0.64%.

The investment advisory fee rate is determined by calculating a base fee and applying a performance adjustment. The base fee rate is the same as the contractual investment advisory fee rate. The performance adjustment either increases or decreases the base fee depending on how well the Fund has performed relative to its benchmark index. The Fund's benchmark index used in the calculation is the Russell Midcap® Value Index.

The calculation of the performance adjustment applies as follows:

Investment Advisory Fee = Base Fee Rate +/- Performance Adjustment

The investment advisory fee rate paid to Janus Capital by the Fund consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Fund’s average daily net assets during the previous month (“Base Fee Rate”), plus or minus (2) a performance-fee adjustment (“Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets based on the Fund’s relative performance compared to the cumulative investment record of its benchmark index over a 36-month performance measurement period or shorter time period, as applicable. The investment performance of the Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. No Performance Adjustment is applied unless the difference between the Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period.

The Fund’s prospectuses and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statement of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment. For the period ended December 31, 2019, the performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 0.72%.

Janus Investment Fund	27

Janus Henderson Mid Cap Value Fund

Notes to Financial Statements (unaudited)

Perkins Investment Management LLC (“Perkins”) serves as subadviser to the Fund. Perkins (together with its predecessors), has been in the investment management business since 1984 and provides day-to-day management of the Fund’s portfolio operations subject to the general oversight of Janus Capital. Janus Capital owns 100% of Perkins.

Janus Capital pays Perkins a subadvisory fee equal to 50% of the investment advisory fee paid by the Fund to Janus Capital (calculated after any applicable performance fee adjustment, fee waivers, and expense reimbursements). The subadvisory fee paid by Janus Capital to Perkins adjusts up or down based on the Fund’s performance relative to the Fund’s benchmark index over the performance measurement period.

Janus Capital has contractually agreed to waive the advisory fee payable by the Fund or reimburse expenses in an amount equal to the amount, if any, that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.83% of the Fund’s average daily net assets. Janus Capital has agreed to continue the waivers until at least October 28, 2020. If applicable, amounts waived and/or reimbursed to the Fund by Janus Capital are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

Janus Services LLC (“Janus Services”), a wholly-owned subsidiary of Janus Capital, is the Fund’s transfer agent. In addition, Janus Services provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Fund. Janus Services is not compensated for its services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Certain, but not all, intermediaries may charge administrative fees (such as networking and omnibus) to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to Janus Services, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between Janus Services and the Fund, Janus Services may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. Janus Capital and its affiliates benefit from an increase in assets that may result from such relationships. The Funds’ Trustees have set limits on fees that the Funds may incur with respect to administrative fees paid for omnibus or networked accounts. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

Effective July 1, 2019, the Board of Trustees of Janus Investment Fund approved a new administrative fee rate for Class D Shares detailed in the table below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

The Fund’s actual Class D administrative fee rate was 0.12% for the reporting period.

Prior to July 1, 2019, the Fund’s Class D Shares paid an administrative services fee at an annual rate of 0.12% of the average daily net assets of Class D Shares for shareholder services provided by Janus Services. Janus Services provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Janus Services receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. Janus Services expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. Janus Services or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the

28	DECEMBER 31, 2019

Janus Henderson Mid Cap Value Fund

Notes to Financial Statements (unaudited)

0.25% of net assets charged to Class R Shares, Class S Shares, and Class T Shares of the Fund. Janus Services may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R Shares, Class S Shares, and Class T Shares. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with Janus Capital. For all share classes, Janus Services also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Janus Services receives an administrative fee based on the average daily net assets Class L Shares of the Fund based on the average proportion of the Fund’s total net assets sold directly and the average proportion of the Fund’s net assets sold through financial intermediaries on a monthly basis. The asset-weighted fee is calculated by applying a blended annual fee rate of 0.12% on average net assets for the proportion of assets sold directly and 0.25% on average net assets for the proportion of assets sold through financial intermediaries. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations. Janus Services has agreed to waive all or a portion of this fee. Such waiver is voluntary and could change or be terminated at any time at the discretion of Janus Services or Janus Capital without prior notification to shareholders. Removal of this fee waiver may have a significant impact on Class L Shares’ total expense ratio. If applicable, amounts waived to the Fund by Janus Capital are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

Janus Services is compensated for its services related to the Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, Janus Henderson Distributors, a wholly-owned subsidiary of Janus Capital, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets, of up to 0.50% of the Class R Shares’ average daily net assets, and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to Janus Henderson Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Payments under the Plan are not tied exclusively to actual 12b-1 distribution and shareholder service expenses, and the payments may exceed 12b-1 distribution and shareholder service expenses actually incurred. If any of the Fund’s actual 12b-1 distribution and shareholder service expenses incurred during a calendar year are less than the payments made during a calendar year, the Fund will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution and shareholder servicing fees” in the Statement of Operations.

Janus Capital serves as administrator to the Fund pursuant to an administration agreement between Janus Capital and the Trust. Under the administration agreement, Janus Capital is obligated to provide or arrange for the provision of certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). In addition, employees of Janus Capital and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of Janus Capital employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by Janus Capital, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services Janus Capital (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of Janus Capital and/or its affiliates, are shared with the Fund. Total compensation of $230,755 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2019. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

Janus Investment Fund	29

Janus Henderson Mid Cap Value Fund

Notes to Financial Statements (unaudited)

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2019 on the Statement of Assets and Liabilities in the asset, “Non-interested Trustees’ deferred compensation,” and liability, “Non-interested Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2019 are included in “Non-interested Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $236,725 were paid by the Trust to the Trustees under the Deferred Plan during the period ended December 31, 2019.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between Janus Henderson Distributors and financial intermediaries. During the period ended December 31, 2019, Janus Henderson Distributors retained upfront sales charges of $2,642.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to Janus Henderson Distributors during the period ended December 31, 2019.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended December 31, 2019, redeeming shareholders of Class C Shares paid CDSCs of $644.

30	DECEMBER 31, 2019

Janus Henderson Mid Cap Value Fund

Notes to Financial Statements (unaudited)

4. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2019 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 2,586,064,226	$799,785,171	$(49,412,889)	$ 750,372,282

Janus Investment Fund	31

Janus Henderson Mid Cap Value Fund

Notes to Financial Statements (unaudited)

5. Capital Share Transactions

	Period ended December 31, 2019		Year ended June 30, 2019
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	721,627	$ 11,371,673	1,824,165	$ 28,242,795
Reinvested dividends and distributions	81,893	1,334,034	524,070	6,687,138
Shares repurchased	(870,580)	(13,799,448)	(2,035,423)	(30,670,341)
Net Increase/(Decrease)	(67,060)	$ (1,093,741)	312,812	$ 4,259,592
Class C Shares:
Shares sold	49,228	$ 755,033	230,997	$ 3,331,020
Reinvested dividends and distributions	20,260	322,134	316,525	3,937,570
Shares repurchased	(605,657)	(9,175,928)	(1,993,353)	(30,638,000)
Net Increase/(Decrease)	(536,169)	$ (8,098,761)	(1,445,831)	$ (23,369,410)
Class D Shares:
Shares sold	573,839	$ 8,885,148	1,244,903	$ 18,720,176
Reinvested dividends and distributions	1,172,678	18,704,221	7,145,693	89,321,157
Shares repurchased	(2,675,554)	(41,403,555)	(6,864,406)	(105,069,181)
Net Increase/(Decrease)	(929,037)	$(13,814,186)	1,526,190	$ 2,972,152
Class I Shares:
Shares sold	3,125,895	$ 48,809,198	5,795,600	$ 88,462,603
Reinvested dividends and distributions	550,430	8,795,870	3,388,716	42,426,729
Shares repurchased	(3,781,205)	(58,743,757)	(10,637,554)	(158,085,634)
Net Increase/(Decrease)	(104,880)	$ (1,138,689)	(1,453,238)	$ (27,196,302)
Class L Shares:
Shares sold	105	$ 1,682	8,580	$ 132,848
Reinvested dividends and distributions	7,990	131,756	57,250	739,095
Shares repurchased	(50,142)	(816,738)	(92,213)	(1,423,996)
Net Increase/(Decrease)	(42,047)	$ (683,300)	(26,383)	$ (552,053)
Class N Shares:
Shares sold	2,995,088	$ 46,272,865	5,197,183	$ 77,170,805
Reinvested dividends and distributions	1,017,680	16,170,934	5,847,093	72,854,778
Shares repurchased	(4,237,956)	(65,340,423)	(8,284,446)	(123,995,817)
Net Increase/(Decrease)	(225,188)	$ (2,896,624)	2,759,830	$ 26,029,766
Class R Shares:
Shares sold	257,557	$ 3,968,634	577,740	$ 8,599,651
Reinvested dividends and distributions	57,539	921,770	477,200	5,988,861
Shares repurchased	(739,525)	(11,481,466)	(1,132,013)	(17,094,639)
Net Increase/(Decrease)	(424,429)	$ (6,591,062)	(77,073)	$ (2,506,127)
Class S Shares:
Shares sold	1,095,667	$ 17,404,688	3,307,378	$ 54,795,423
Reinvested dividends and distributions	144,442	2,352,954	1,062,310	13,555,069
Shares repurchased	(1,212,019)	(19,020,798)	(8,893,026)	(142,025,638)
Net Increase/(Decrease)	28,090	$ 736,844	(4,523,338)	$ (73,675,146)
Class T Shares:
Shares sold	1,553,840	$ 24,239,564	3,804,228	$ 58,207,886
Reinvested dividends and distributions	1,713,278	27,515,249	11,983,127	150,867,575
Shares repurchased	(7,688,307)	(119,577,148)	(21,525,641)	(326,614,645)
Net Increase/(Decrease)	(4,421,189)	$(67,822,335)	(5,738,286)	$(117,539,184)

32	DECEMBER 31, 2019

Janus Henderson Mid Cap Value Fund

Notes to Financial Statements (unaudited)

6. Purchases and Sales of Investment Securities

For the period ended December 31, 2019, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$486,030,059	$ 625,852,610	$ -	$ -

7. Recent Accounting Pronouncements

The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) in August 2018. The new guidance removes, modifies and enhances the disclosures to Topic 820. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. An entity is permitted, and Management has decided, to early adopt the removed and modified disclosures in these financial statements.

8. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2019 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

Janus Investment Fund	33

Janus Henderson Mid Cap Value Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund is required to disclose its complete holdings as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Fund shareholders. Historically, the Fund filed its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters each fiscal year on Form N-Q. The Fund’s Form N-PORT and Form N-Q filings: (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free)  (or 1-800-525-3713 if you hold Class D shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series, each of whom serves as an “independent” Trustee (the “Trustees”), oversee the management of each Portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each Fund of Janus Investment Fund (together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreements for the Janus Henderson Funds that utilize subadvisers.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Capital and the respective subadvisers in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At a meeting held on December 5, 2019, based on the Trustees’ evaluation of the information provided by Janus Capital, the subadvisers, and the independent fee consultant, as well as other information, the Trustees determined that the overall arrangements between each Janus Henderson Fund and Janus Capital and each subadviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by Janus Capital, its affiliates and the subadvisers, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund, and the subadvisory agreement for each subadvised Janus Henderson Fund, for the period from February 1, 2020 through February 1, 2021, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

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Janus Henderson Mid Cap Value Fund

Additional Information (unaudited)

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent and quality of the services provided by Janus Capital and the subadvisers to the Janus Henderson Funds, taking into account the investment objective, strategies and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of Janus Capital and each subadviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by Janus Capital or the subadvisers, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered Janus Capital’s role as administrator to the Janus Henderson Funds, noting that Janus Capital generally, does not receive a fee for its services but is reimbursed for its out-of-pocket costs. The Trustees considered the role of Janus Capital in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that Janus Capital provides a number of different services for the Janus Henderson Funds and fund shareholders, ranging from investment management services to various other servicing functions, and that, in its view, Janus Capital is a capable provider of those services. The independent fee consultant also provided its belief that Janus Capital has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent and quality of the services provided by Janus Capital or the subadviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory and subadvisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that Janus Capital and each subadviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable funds and peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, the independent fee consultant found that the overall Janus Henderson Funds’ performance has been reasonable: for the 36 months ended September 30, 2019, approximately 69% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar, and for the 12 months ended September 30, 2019, approximately 71% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar.

The Trustees considered the performance of each Fund, noting that performance may vary by share class, and noted the following:

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

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Janus Henderson Mid Cap Value Fund

Additional Information (unaudited)

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Developed World Bond Fund, the Trustees noted the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12

36	DECEMBER 31, 2019

Janus Henderson Mid Cap Value Fund

Additional Information (unaudited)

months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson International Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson International Small Cap Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and its limited performance history.

• For Janus Henderson International Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital and Perkins had taken or were taking to improve performance, and that the performance trend was improving

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

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Janus Henderson Mid Cap Value Fund

Additional Information (unaudited)

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson U.S. Growth Opportunities Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital and Geneva had taken or were taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

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Janus Henderson Mid Cap Value Fund

Additional Information (unaudited)

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital and Intech had taken or were taking to improve performance, and that the performance trend was improving.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital and Perkins had taken or were taking to improve performance, and that the performance trend was improving.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory and subadvisory agreement(s).

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant and noted that the rate of management fees (investment advisory and any administration but excluding out-of-pocket costs) for many of the Janus Henderson Funds, after applicable waivers, was below the average management fee rate of the respective peer group of funds selected by an independent data provider. The Trustees also examined information regarding the subadvisory fees charged for subadvisory services, as applicable, noting that all such fees were paid by Janus Capital out of its management fees collected from such Janus Henderson Fund.

The independent fee consultant provided its belief that the management fees charged by Janus Capital to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by Janus Capital. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of their respective Broadridge Expense Group

Janus Investment Fund	39

Janus Henderson Mid Cap Value Fund

Additional Information (unaudited)

peers; and (3) and the management fees for the Janus Henderson Funds, on average, were 7% under the average management fees for their Expense Groups. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group peers and to average total expenses for its Broadridge Expense Universe.

For certain Janus Henderson Funds, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable in light of performance trends, performance histories, and existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by Janus Capital and each subadviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by Janus Capital and each subadviser to comparable separate account clients and to comparable non-affiliated funds subadvised by Janus Capital or by a subadviser (for which Janus Capital or the subadviser provides only or primarily portfolio management services). Although in most instances subadvisory and separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that Janus Capital noted that, under the terms of the management agreements with the Janus Henderson Funds, Janus Capital performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, trustee support, regulatory compliance and numerous other services, and that, in serving the Janus Henderson Funds, Janus Capital assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, they noted that the independent fee consultant found that: (1) the management fees Janus Capital charges to the Janus Henderson Funds are reasonable in relation to the management fees Janus Capital charges to funds subadvised by Janus Capital and to the fees Janus Capital charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs; and (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged to Janus Henderson subadvised fund and separate account investors; (4) 11 of 12 Janus Henderson Funds have lower management fees than similar funds subadvised by Janus Capital; and (5) six of nine Janus Henderson Funds have lower management fees than similar separate accounts managed by Janus Capital.

The Trustees considered the fees for each Fund for its fiscal year ended in 2018, and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”):

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

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Janus Henderson Mid Cap Value Fund

Additional Information (unaudited)

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Janus Investment Fund	41

Janus Henderson Mid Cap Value Fund

Additional Information (unaudited)

• For Janus Henderson Global Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable.

• For Janus Henderson International Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson International Small Cap Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for both share classes.

• For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

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Additional Information (unaudited)

• For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson U.S. Growth Opportunities Fund, that Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that, although the Fund’s expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

The Trustees reviewed information on the overall profitability to Janus Capital and its affiliates of their relationship with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses, and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to Janus Capital from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether Janus Capital and each subadviser receive adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is

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Additional Information (unaudited)

necessarily a product of the allocation methodology utilized by Janus Capital to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found that (1) the expense allocation methodology and rationales utilized by Janus Capital were reasonable and (2) no clear correlation between expense allocations and operating margins. The Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that Janus Capital’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to Janus Capital and its affiliates, as well as the fees paid by Janus Capital to the subadvisers of subadvised Janus Henderson Funds, were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees Janus Capital and the subadvisers charge to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by Janus Capital and any subadviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by Janus Capital.

Economies of Scale

The Trustees considered information about the potential for Janus Capital to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in November 2019 which provided its research and analysis into economies of scale. They also noted that, although many Janus Henderson Funds pay advisory fees at a base fixed rate as a percentage of net assets, without any breakpoints or performance fees, their independent fee consultant concluded that 64% of these Janus Henderson Funds’ share classes have contractual management fees (gross of waivers) below their Broadridge expense group averages. They also noted the following: (1) that for those Janus Henderson Funds whose expenses are being reduced by the contractual expense limitations of Janus Capital, Janus Capital is subsidizing certain of these Janus Henderson Funds because they have not reached adequate scale; (2) as the assets of some of the Janus Henderson Funds have declined in the past few years, certain Janus Henderson Funds have benefited from having advisory fee rates that have remained constant rather than increasing as assets declined; (3) performance fee structures have been implemented for various Janus Henderson Funds that have caused the effective rate of advisory fees payable by such a Janus Henderson Fund to vary depending on the investment performance of the Janus Henderson Fund relative to its benchmark index over the measurement period; and (4) a few Janus Henderson Funds have fee schedules with breakpoints and reduced fee rates above certain asset levels. The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

The Trustees also considered the independent fee consultant’s conclusion that, given the limitations of various analytical approaches to economies of scale and their conflicting results, it is difficult to analytically confirm or deny the existence of economies of scale in the Janus Henderson complex. In this regard, the independent consultant concluded that (1) to the extent there were economies of scale at Janus Capital, Janus Capital’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds which have not yet achieved those economies and (2) by setting lower fixed fees from the start on these Janus Henderson Funds, Janus Capital appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any scale economies that may exist. Further, the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at Janus Capital.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between Janus Capital and the Janus

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Additional Information (unaudited)

Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

Other Benefits to Janus Capital

The Trustees also considered benefits that accrue to Janus Capital and its affiliates and subadvisers to the Janus Henderson Funds from their relationships with the Janus Henderson Funds. They recognized that two affiliates of Janus Capital separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market funds for services provided, and that such compensation contributes to the overall profitability of Janus Capital and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered Janus Capital’s past and proposed use of commissions paid by the Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of Janus Capital and/or Janus Capital, and/or a subadviser to a Janus Henderson Fund. The Trustees concluded that Janus Capital’s and the subadvisers’ use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit each Janus Henderson Fund. The Trustees also concluded that, other than the services provided by Janus Capital and its affiliates and subadvisers pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and Janus Capital and the subadvisers may potentially benefit from their relationship with each other in other ways. They concluded that Janus Capital and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by Janus Capital and its affiliates. They also concluded that Janus Capital and/or the subadvisers benefit from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from Janus Capital’s and/or the subadvisers’ receipt of those products and services as well as research products and services acquired through commissions paid by other clients of Janus Capital and/or other clients of the subadvisers. They further concluded that the success of any Janus Henderson Fund could attract other business to Janus Capital, the subadvisers or other Janus Henderson funds, and that the success of Janus Capital and the subadvisers could enhance Janus Capital’s and the subadvisers’ ability to serve the Janus Henderson Funds.

Approval of an Amended and Restated Investment Advisory Agreement for Janus Henderson Small-Mid Cap Value Fund (formerly, Janus Henderson Select Value Fund)

Janus Capital Management LLC (“Janus Capital”) met with the Trustees, each of whom serves as an “independent” Trustee (the “Trustees”), on December 5, 2018 and March 14, 2019, to discuss the Amended and Restated Investment Advisory Agreement (the “Amended Advisory Agreement”) for Janus Henderson Small-Mid Cap Value Fund (formerly, Janus Henderson Select Value Fund) (“Small-Mid Cap Value Fund”) and other matters related to investment strategy changes to shift the market capitalization focus of Small-Mid Cap Value Fund (the “Strategy Change”). At these meetings, the Trustees discussed the Amended Advisory Agreement and the Strategy Change with their independent counsel, separately from management. During the course of the meetings, the Trustees requested and considered such information as they deemed relevant to their deliberations. At the meeting held on March 14, 2019, the Trustees, upon the recommendation of Janus Capital, voted unanimously to approve the Amended Advisory Agreement for Small-Mid Cap Value Fund, and recommended that the Amended Advisory Agreement be submitted to shareholders for approval. The Trustees also approved matters related to the Strategy Change, effective upon approval of the Amended Advisory Agreement by the Fund’s shareholders.

In determining whether to approve the Amended Advisory Agreement, the Trustees noted their most recent consideration of Small-Mid Cap Value Fund’s current advisory agreement (the “Current Advisory Agreement”) as part of the Trustees’ annual review and consideration of whether to continue the investment advisory agreement and sub-advisory agreement, as applicable, for each Janus Henderson fund, including Small-Mid Cap Value Fund (the “Annual Review”). The Trustees noted that in connection with the Annual Review: (i) the Trustees received and reviewed information provided by Janus Capital and each sub-adviser, including Perkins Investment Management LLC (“Perkins”), in response to requests of the Trustees and their independent legal counsel, and also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant; and (ii) throughout the Annual Review, the Trustees were advised by their independent legal counsel. The Trustees also noted that based on the Trustees’ evaluation of the information provided by Janus Capital, Perkins, and the independent fee consultant, as well as other information, the Trustees determined that the overall arrangements between Small-Mid Cap

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Janus Henderson Mid Cap Value Fund

Additional Information (unaudited)

Value Fund and Janus Capital and Perkins were fair and reasonable in light of the nature, extent and quality of the services provided by Janus Capital, its affiliates and Perkins, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and the Trustees unanimously approved the continuation of the Current Advisory Agreement for another year.

In considering the Amended Advisory Agreement, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the Amended Advisory Agreement are discussed separately below.

• The Trustees determined that the terms of the Amended Advisory Agreement are substantially similar to those of the Current Advisory Agreement, which the Trustees recently reviewed as part of the Annual Review, and the material changes made to the Amended Advisory Agreement address the proposed change to the benchmark index and the description of the period used for calculating the performance fee in order to allow for continuity of the fee based on Small-Mid Cap Value Fund’s historical performance over a 36-month measurement period.

• As part of the Strategy Change, Small-Mid Cap Value Fund will focus its investments on common stocks of companies that are small- and mid-capitalization stocks. The Trustees determined that the proposed benchmark index, the Russell 2500TM Value Index, is more closely aligned with a small- and mid-cap stock focus than Small-Mid Cap Value Fund’s current benchmark index, the Russell 3000® Value Index.

• Under the Amended Advisory Agreement, the structure of the performance fee was not changing, other than to utilize a different benchmark and performance calculation period to implement the new benchmark over time, and that this structure had been implemented initially for Small-Mid Cap Value Fund based on analysis provided by the independent fee consultant. The Trustees considered the information provided by Janus Capital in this regard, and noted Janus Capital’s belief that this performance fee structure remained reasonable and appropriate for Small-Mid Cap Value Fund. The Trustees concluded that this performance fee structure was reasonable for Small-Mid Cap Value Fund as proposed, and also determined to seek further analysis from their independent fee consultant with respect to this matter. In this regard, Janus Capital agreed to consider further revisions to the proposed performance fee structure should that be needed based on the additional analysis provided.

• As part of the Strategy Change, Perkins will continue to provide sub-advisory services to Small-Mid Cap Value Fund, but will utilize new portfolio managers to implement Small-Mid Cap Value Fund’s focus on common stocks of companies that are small- and mid-capitalization stocks. In this regard, the Trustees noted the information provided by Janus Capital with respect to the qualifications and experience of the new portfolio managers implementing investment strategies similar to the one to be utilized by Small-Mid Cap Value Fund, and also noted that Perkins and the new portfolio managers provide sub-advisory services to other Janus Henderson funds the Trustees oversee.

• The information provided by Janus Capital with respect to (i) the impact of the Amended Advisory Agreement on the potential advisory fees to be paid by Small-Mid Cap Value Fund going forward; and (ii) the potential transaction costs and capital gains to be incurred by Small-Mid Cap Value Fund as part of the efforts to reposition Small-Mid Cap Value Fund’s portfolio to focus its investments on common stocks of companies that are small- and mid-capitalization stocks. In this regard, the Trustees noted that Small-Mid Cap Value Fund’s operating costs were not expected otherwise to materially change under the Amended Advisory Agreement.

• Janus Capital’s reasons for seeking to implement the Strategy Change, including Janus Capital’s belief that current marketplace demands for a small and mid-cap strategy, combined with Perkins’ experience in managing small- and mid-cap stocks, will provide greater opportunity for Small-Mid Cap Value Fund to grow over the long-term, and that the Strategy Change is designed to create asset growth through increased sales for Small-Mid Cap Value Fund, potentially resulting in increased operational efficiencies for Small-Mid Cap Value Fund.

• Janus Capital will pay the fees and expenses related to seeking shareholder approval of the Amended Advisory Agreement, including the costs related to the preparation and distribution of proxy materials, and all other costs incurred in connection with the solicitation of proxies.

After discussion, the Trustees determined that the overall arrangements between Small-Mid Cap Value Fund, Janus Capital, and Perkins under the Amended Advisory Agreement would continue to be fair and reasonable in light of the

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Janus Henderson Mid Cap Value Fund

Additional Information (unaudited)

nature, extent, and quality of the services expected to be provided by Janus Capital, its affiliates, and Perkins following the Strategy Change.

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Janus Henderson Mid Cap Value Fund

Useful Information About Your Fund Report (unaudited)

Management Commentary

The Management Commentary in this report includes valuable insight as well as statistical information to help you understand how your Fund’s performance and characteristics stack up against those of comparable indices.

If the Fund invests in foreign securities, this report may include information about country exposure. Country exposure is based primarily on the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived.

Please keep in mind that the opinions expressed in the Management Commentary are just that: opinions. They are a reflection based on best judgment at the time this report was compiled, which was December 31, 2019. As the investing environment changes, so could opinions. These views are unique and are not necessarily shared by fellow employees or by Janus Henderson in general.

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of Janus Capital and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Barclays and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

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Useful Information About Your Fund Report (unaudited)

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected. If you compare the Fund’s “Net Decrease from Dividends and Distributions” to “Reinvested Dividends and Distributions,” you will notice that dividends and distributions have little effect on the Fund’s net assets. This is because the majority of the Fund’s investors reinvest their dividends and/or distributions.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the

Janus Investment Fund	49

Janus Henderson Mid Cap Value Fund

Useful Information About Your Fund Report (unaudited)

total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

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Janus Henderson Mid Cap Value Fund

Notes

NotesPage1

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Notes

NotesPage2

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Janus Henderson Mid Cap Value Fund

Notes

NotesPage3

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Knowledge. Shared

At Janus Henderson, we believe in the sharing of expert insight for better investment and business decisions. We call this ethos Knowledge. Shared.

Learn more by visiting janushenderson.com.

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson, Janus, Henderson, Perkins, Intech and Knowledge. Shared are trademarks of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.

Janus Henderson Distributors

125-24-93032 02-20

SEMIANNUAL REPORT December 31, 2019

Janus Henderson Money Market Fund

Janus Investment Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by contacting a Janus Henderson representative. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by visiting janushenderson.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you do not invest directly with the Fund, you should contact your plan sponsor, broker-dealer, or financial intermediary, to request to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-525-3713 to let the Fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Janus Henderson mutual funds where held (i.e., all Janus Henderson mutual funds held in your account if you invest through your financial intermediary or all Janus Henderson mutual funds held with the fund complex if you invest directly with a fund).

Janus Henderson Money Market Fund

Janus Henderson Money Market Fund (unaudited)

Performance

David Spilsted co-portfolio manager	Garrett Strum co-portfolio manager

Average Annual Total Return		Seven-Day Current Yield
For the periods ended December 31, 2019		Class D Shares(1)
Class D Shares(1)		With Reimbursement	1.24%
Fiscal Year-to-Date	0.77%	Without Reimbursement	1.24%
1 Year	1.73%	Class T Shares
5 Year	0.73%	With Reimbursement	1.21%
10 Year	0.36%	Without Reimbursement	1.21%
Since Inception (February 14, 1995)	2.23%	Expense Ratios
Class T Shares		Per the October 28, 2019 prospectuses
Fiscal Year-to-Date	0.76%	Class D Shares(1)
1 Year	1.71%	Total Annual Fund Operating Expenses	0.67%
5 Year	0.69%	Class T Shares
10 Year	0.35%	Total Annual Fund Operating Expenses	0.69%
Since Inception (February 14, 1995)	2.22%

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Returns include reinvestment of all dividends and distributions.

The yield more closely reflects the current earnings of the money market fund than the total return.

Class D Shares of the Fund commenced operations on February 16, 2010. Performance shown for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, the initial share class (renamed Class T Shares effective February 16, 2010), calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

If Class D Shares of the Fund had been available during periods prior to February 16, 2010, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class D Shares reflects the fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

See “Useful Information About Your Fund Report.”

See Financial Highlights for actual expense ratios during the reporting period.

(1) Closed to certain new investors.

Janus Investment Fund	1

Janus Henderson Money Market Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in either share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/19)	Ending Account Value (12/31/19)	Expenses Paid During Period (7/1/19 - 12/31/19)†	Beginning Account Value (7/1/19)	Ending Account Value (12/31/19)	Expenses Paid During Period (7/1/19 - 12/31/19)†	Net Annualized Expense Ratio (7/1/19 - 12/31/19)
Class D Shares	$1,000.00	$1,007.70	$2.88	$1,000.00	$1,022.27	$2.90	0.57%
Class T Shares	$1,000.00	$1,007.60	$2.98	$1,000.00	$1,022.17	$3.00	0.59%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

2	DECEMBER 31, 2019

Janus Henderson Money Market Fund

Schedule of Investments (unaudited)

December 31, 2019

Principal Amounts		Value
Certificates of Deposit – 19.4%
Bank of Montreal/Chicago IL, 2.0300%, 1/2/20	$20,000,000	$20,000,000
Bank of Montreal/Chicago IL, 1.9400%, 1/9/20	25,000,000	25,000,000
Canadian Imperial Bank of Commerce/New York NY, 1.6900%, 1/7/20	25,000,000	25,000,000
Cooperatieve Rabobank UA, 1.9100%, 3/11/20	30,000,000	30,000,000
Mizuho Bank Ltd/NY, 2.0100%, 1/22/20	10,000,000	10,000,573
Sumitomo Mitsui Banking Corp/New York, 1.6400%, 1/2/20	20,000,000	20,000,000
Sumitomo Mitsui Banking Corp/New York, 1.6500%, 1/17/20	10,000,000	10,000,000
Toronto-Dominion Bank/The, 2.0300%, 1/17/20	25,000,000	25,000,000
Toronto-Dominion Bank/The, 2.0600%, 2/14/20	20,000,000	20,000,000
Total Certificates of Deposit (cost $185,000,573)		185,000,573
Commercial Paper – 43.6%
Atlantic Asset Securitization LLC, 1.7004%, 1/14/20 (Section 4(2))	8,000,000	7,995,579
Atlantic Asset Securitization LLC, 1.7524%, 1/15/20 (Section 4(2))	12,000,000	11,992,598
Atlantic Asset Securitization LLC, 2.0642%, 1/21/20 (Section 4(2))	15,000,000	14,984,098
Australia & New Zealand Banking Group Ltd, 1.8384%, 2/20/20 (Section 4(2))	20,000,000	19,951,281
Australia & New Zealand Banking Group Ltd, 1.8712%, 3/13/20 (Section 4(2))	25,000,000	24,910,251
Gotham Funding Corp, 1.8146%, 1/17/20 (Section 4(2))	10,000,000	9,992,633
HSBC Bank PLC, 1.9719%, 1/22/20 (Section 4(2))	15,000,000	14,984,003
HSBC Bank PLC, 1.9995%, 4/15/20 (Section 4(2))	30,000,000	29,831,703
JP Morgan Securities LLC, 2.1084%, 1/10/20	20,000,000	19,990,881
JP Morgan Securities LLC, 2.0585%, 2/3/20	25,000,000	24,955,501
Manhattan Asset Funding Co LLC, 1.8129%, 1/3/20 (Section 4(2))	20,000,000	19,999,018
Manhattan Asset Funding Co LLC, 1.7511%, 1/7/20 (Section 4(2))	5,000,000	4,998,814
Manhattan Asset Funding Co LLC, 2.0019%, 1/21/20 (Section 4(2))	10,000,000	9,989,715
Manhattan Asset Funding Co LLC, 2.0125%, 1/23/20 (Section 4(2))	10,000,000	9,988,574
Nieuw Amsterdam Receivables Corp, 1.8445%, 1/9/20 (Section 4(2))	25,000,000	24,991,262
Nieuw Amsterdam Receivables Corp, 1.7522%, 1/15/20 (Section 4(2))	6,000,000	5,996,299
Nieuw Amsterdam Receivables Corp, 1.9092%, 1/28/20 (Section 4(2))	12,000,000	11,983,889
Royal Bank of Canada, 2.0013%, 1/17/20	20,000,000	19,983,764
Royal Bank of Canada, 2.0069%, 3/25/20	20,000,000	19,910,082
Societe Generale North America, Inc., 1.6280%, 1/13/20 (Section 4(2))	25,000,000	24,987,869
Svenska Handelsbanken NY, 1.8833%, 4/8/20 (Section 4(2))	15,000,000	14,926,012
Svenska Handelsbanken NY, 1.9158%, 4/20/20 (Section 4(2))	15,000,000	14,915,466
Swedbank AB, 1.8082%, 3/9/20	20,000,000	19,934,496
Victory Receivables Corp, 1.8652%, 1/6/20 (Section 4(2))	15,000,000	14,996,971
Victory Receivables Corp, 1.8146%, 1/17/20 (Section 4(2))	20,000,000	19,985,265
Total Commercial Paper (cost $417,176,024)		417,176,024
Variable Rate Demand Notes¶ – 17.5%
Breckenridge Terrace LLC (LOC: Bank of America NA), 1.8600%, 5/2/39	14,980,000	14,980,000
Breckenridge Terrace LLC (LOC: Bank of America NA), 1.8600%, 5/2/39	4,000,000	4,000,000
County of Eagle CO (LOC: Bank of America NA), 1.8600%, 6/1/27	9,100,000	9,100,000
County of Eagle CO (LOC: Bank of America NA), 1.8600%, 5/2/39	8,000,000	8,000,000
Griffin-Spalding County Development Authority (LOC: Bank of America NA),
1.7700%, 8/1/28	3,750,000	3,750,000
Harry M Rubin 2014 Insurance Trust (LOC: Wells Fargo Bank),
1.7500%, 10/1/34	6,460,000	6,460,000
Hawkes 0-Side I LLC (LOC: FHLB San Francisco), 1.6700%, 4/1/55	8,800,000	8,800,000
Industrial Development Board of the City of Auburn (LOC: FHLB Atlanta),
1.7500%, 7/1/26	3,140,000	3,140,000
Jefferson Vista Canyon LLC (LOC: Comerica Bank), 1.7200%, 12/2/58	5,175,000	5,175,000
Lush Properties LLC (LOC: FHLB Topeka), 1.7500%, 11/1/33	5,395,000	5,395,000
Lynette Kerrane-Darragh Children's Trust (LOC: Wells Fargo Bank NA),
1.7500%, 9/1/30	4,935,000	4,935,000
Michael Dennis Sullivan Irrevocable Trust (LOC: Wells Fargo Bank NA),
1.7500%, 11/1/39	11,375,000	11,375,000
Mississippi Business Finance Corp (LOC: FHLB Dallas), 1.8600%, 12/1/35	4,935,000	4,935,000
Phoenix Realty Special Account-U LP (LOC: Northern Trust Conpany),
1.6900%, 4/1/20	1,675,000	1,675,000
SSAB AB (LOC: Swedbank AB, NY), 1.7500%, 4/1/34	30,000,000	30,000,000

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	3

Janus Henderson Money Market Fund

Schedule of Investments (unaudited)

December 31, 2019

Principal Amounts		Value
Variable Rate Demand Notes¶ – (continued)
SSAB AB (LOC: Credit Agricole Corporate and Investment Bank),
1.7500%, 5/1/34	$20,000,000	$20,000,000
Steel Dust Recycling LLC (LOC: Comerica Bank), 1.7500%, 5/1/46	13,875,000	13,875,000
Tenderfoot Seasonal Housing LLC (LOC: Bank of America NA), 1.8600%, 7/2/35	5,700,000	5,700,000
University of Illinois (LOC: Northern Trust Company), 1.6300%, 4/1/44	6,215,000	6,215,000
Total Variable Rate Demand Notes (cost $167,510,000)		167,510,000
Repurchase Agreementsë – 19.4%
Credit Agricole, New York, Joint repurchase agreement, 1.5000%, dated 12/31/19, maturing 1/2/20 to be repurchased at $25,002,083 collateralized by $25,319,167 in U.S. Treasuries 1.6250% - 2.1250%, 5/15/25 - 5/15/26 with a value of $25,500,003	25,000,000	25,000,000
Goldman Sachs & Co., Joint repurchase agreement, 1.5200%, dated 12/31/19, maturing 1/2/20 to be repurchased at $20,001,689 collateralized by $20,300,120 in U.S. Government Agencies 3.3096% - 15.3900%, 2/15/33 - 1/20/48 with a value of $20,400,000	20,000,000	20,000,000
HSBC Securities (USA), Inc., Joint repurchase agreement, 1.5600%, dated 12/31/19, maturing 1/2/20 to be repurchased at $30,002,600 collateralized by $30,596,362 in U.S. Government Agencies 0% - 4.7500%, 1/13/22 - 11/20/47 with a value of $30,600,000	30,000,000	30,000,000
ING Financial Markets LLC, Joint repurchase agreement, 1.5100%, dated 12/31/19, maturing 1/2/20 to be repurchased at $25,002,097 collateralized by $24,164,077 in U.S. Government Agencies 2.5000% - 5.0000%, 8/1/24 - 7/1/56 with a value of $25,502,139	25,000,000	25,000,000
Royal Bank of Canada, NY Branch, Joint repurchase agreement, 1.4900%, dated 12/31/19, maturing 1/2/20 to be repurchased at $35,202,914 collateralized by $34,130,835 in U.S. Government Agencies 2.0646% - 28.8615%, 11/1/32 - 6/1/51 with a value of $35,906,972	35,200,000	35,200,000
Wells Fargo Securities LLC, Joint repurchase agreement, 1.5100%, dated 12/31/19, maturing 1/2/20 to be repurchased at $50,004,194 collateralized by $49,419,521 in U.S. Government Agencies 3.5000%, 8/1/49 with a value of $51,004,278	50,000,000	50,000,000
Total Repurchase Agreements (cost $185,200,000)		185,200,000
Total Investments (total cost $954,886,597) – 99.9%		954,886,597
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		1,044,203
Net Assets – 100%		$955,930,800

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

4	DECEMBER 31, 2019

Janus Henderson Money Market Fund

Notes to Schedule of Investments and Other Information (unaudited)

LLC	Limited Liability Company
LOC	Letter of Credit
LP	Limited Partnership
PLC	Public Limited Company

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to “put” back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

4(2)

Securities sold under Section 4(2) of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 4(2) securities as of the period ended December 31, 2019 is $312,401,300, which represents 32.7% of net assets.

¶

Variable rate demand notes are not based on a published reference rate and spread; they are determined by the issuer or remarketing agent and current market conditions. The reference rate in the security description is as of December 31, 2019.

ë	The Fund may have elements of risk due to concentration of investments. Such concentrations may subject the Fund to additional risks.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2019. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Certificates of Deposit	$-	$185,000,573	$-
Commercial Paper	-	417,176,024	-
Variable Rate Demand Notes	-	167,510,000	-
Repurchase Agreements	-	185,200,000	-
Total Assets	$-	$954,886,597	$-

Janus Investment Fund	5

Janus Henderson Money Market Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2019

Assets:
Investments, at value(1)	$769,686,597
Repurchase agreements, at value(2)	185,200,000
Cash	890,571
Non-interested Trustees' deferred compensation	24,546
Receivables:
Fund shares sold	2,030,245
Interest	1,206,141
Other assets	8
Total Assets	959,038,108
Liabilities:
Payables:	—
Fund shares repurchased	2,575,844
Administration services fees	384,270
Advisory fees	83,484
Professional fees	31,132
Non-interested Trustees' deferred compensation fees	24,546
Dividends	7,903
Non-interested Trustees' fees and expenses	129
Total Liabilities	3,107,308
Net Assets	$955,930,800
Net Assets Consist of:
Capital (par value and paid-in surplus)	$955,943,153
Total distributable earnings (loss)	(12,353)
Total Net Assets	$955,930,800
Net Assets - Class D Shares	$942,330,717
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	942,347,075
Net Asset Value Per Share	$1.00
Net Assets - Class T Shares	$13,600,083
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	13,608,246
Net Asset Value Per Share	$1.00

(1) Includes cost of $769,686,597. (2) Includes cost of repurchase agreements of $185,200,000.

See Notes to Financial Statements.

6	DECEMBER 31, 2019

Janus Henderson Money Market Fund

Statement of Operations (unaudited)

For the period ended December 31, 2019

Investment Income:
Interest	$9,910,750
Other income	1,908
Total Investment Income	9,912,658
Expenses:
Advisory fees	953,937
Administration services fees:
Class D Shares	2,163,845
Class T Shares	31,523
Professional fees	21,780
Non-interested Trustees’ fees and expenses	10,794
Total Expenses	3,181,879
Less: Excess Expense Reimbursement and Waivers	(476,968)
Net Expenses	2,704,911
Net Investment Income/(Loss)	7,207,747
Net Increase/(Decrease) in Net Assets Resulting from Operations	$7,207,747

See Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Money Market Fund

Statements of Changes in Net Assets

	Period ended December 31, 2019 (unaudited)	Year ended June 30, 2019

Operations:
Net investment income/(loss)	$7,207,747	$16,105,683
Net realized gain/(loss) on investments	—	7,416
Net Increase/(Decrease) in Net Assets Resulting from Operations	7,207,747	16,113,099
Dividends and Distributions to Shareholders
Class D Shares	(7,109,961)	(15,897,678)
Class T Shares	(97,786)	(208,006)
Net Decrease from Dividends and Distributions to Shareholders	(7,207,747)	(16,105,684)
Capital Share Transactions:
Class D Shares	31,464,455	70,462,785
Class T Shares	1,555,549	(422,512)
Net Increase/(Decrease) from Capital Share Transactions	33,020,004	70,040,273
Net Increase/(Decrease) in Net Assets	33,020,004	70,047,688
Net Assets:
Beginning of period	922,910,796	852,863,108
End of period	$955,930,800	$922,910,796

See Notes to Financial Statements.

8	DECEMBER 31, 2019

Janus Henderson Money Market Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.01	0.02	0.01	—(2)	—(2)	—(2)
Net realized and unrealized gain/(loss)(2)	—	—	—	—	—	—
Total from Investment Operations	0.01	0.02	0.01	—	—	—
Less Dividends and Distributions:
Dividends (from net investment income)	(0.01)	(0.02)	(0.01)	—(2)	—	—(2)
Total Dividends and Distributions	(0.01)	(0.02)	(0.01)	—	—	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return*	0.77%	1.80%	0.92%	0.16%	0.00%	0.00%
Net Assets, End of Period (in thousands)	$942,331	$910,866	$840,396	$865,718	$931,232	$923,390
Average Net Assets for the Period (in thousands)	$930,339	$886,310	$852,513	$907,340	$944,865	$956,166
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.57%	0.57%	0.57%	0.57%	0.32%	0.13%
Ratio of Net Investment Income/(Loss)	1.52%	1.79%	0.91%	0.15%	0.00%(3)	0.00%(3)

Class T Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.01	0.02	0.01	—(2)	—(2)	—(2)
Net realized and unrealized gain/(loss)(2)	—	—	—	—	—	—
Total from Investment Operations	0.01	0.02	0.01	—	—	—
Less Dividends and Distributions:
Dividends (from net investment income)	(0.01)	(0.02)	(0.01)	—(2)	—	—(2)
Total Dividends and Distributions	(0.01)	(0.02)	(0.01)	—	—	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return*	0.76%	1.79%	0.89%	0.02%	0.00%	0.00%
Net Assets, End of Period (in thousands)	$13,600	$12,045	$12,467	$13,763	$185,252	$227,769
Average Net Assets for the Period (in thousands)	$12,958	$11,795	$13,647	$56,389	$212,004	$216,721
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.69%	0.69%	0.69%	0.68%	0.68%	0.69%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.59%	0.59%	0.59%	0.56%	0.32%	0.13%
Ratio of Net Investment Income/(Loss)	1.50%	1.76%	0.87%	0.01%	0.00%(3)	0.00%(3)

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

(3) Less than 0.005%.

See Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Money Market Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Money Market Fund (the “Fund”) is a series fund. The Fund is part of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 47 Funds which include multiple series of shares, with differing investment objectives and policies. The Fund seeks capital preservation and liquidity with current income as a secondary objective.

The Fund offers two classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer both classes of shares. Class D Shares are closed to certain new investors.

The Fund is classified as a “retail money market fund,” as such term is defined in or interpreted under the rules governing money market funds. A retail money market fund is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the Fund to natural persons, which means that the Fund’s Shares can only be held through individual investors. In order to make an initial investment in the Fund, the Fund requires that a shareholder provide certain information (e.g., Social Security number or government-issued identification) that confirms your eligibility to invest in the Fund. Accounts that are not beneficially owned by natural persons, such as business and limited liability company accounts, charitable or financial organizations, and corporate and S-Corp accounts, are not eligible to invest in the Fund, and will be involuntarily redeemed from the Fund after having been provided sufficient notice.

As a retail money market fund, the Fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Liquidity fees and redemption gates are most likely to be imposed during times of extraordinary market stress. Pursuant to Rule 2a-7 under the 1940 Act, the Trustees are permitted to impose a liquidity fee on redemptions from the Fund (up to 2%) or a redemption gate to temporarily restrict redemptions from the Fund for up to 10 business days (in any 90-day period) in the event that the Fund’s weekly liquid assets fall below certain designated thresholds.

If the Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the Trustees are permitted, but not required, to (i) impose a liquidity fee of no more than 2% of the amount redeemed and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. If the Fund’s weekly liquid assets fall below 10% of the Fund’s total assets, the Fund will impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Trustees determine that such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interests of the Fund. A liquidity fee or redemption gate may be imposed as early as the same day that the Fund's weekly liquid assets fall below the 30% or 10% thresholds.

Shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with accounting principles generally accepted in the United States of America).

Class D Shares are generally no longer being made available to new investors who do not already have a direct account with the Janus Henderson funds. Class D Shares are available only to investors who hold accounts directly with the Janus Henderson funds, to immediate family members or members of the same household of an eligible individual investor, and to existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with Janus Capital Management LLC (“Janus Capital”) or its affiliates to offer Class T Shares on their supermarket platforms.

10	DECEMBER 31, 2019

Janus Henderson Money Market Fund

Notes to Financial Statements (unaudited)

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Liquidity

The Fund has adopted liquidity requirements (measured at the time of purchase) as noted:

The Fund will limit its investments in illiquid securities to 5% or less of its total assets.

Daily liquidity. The Fund will invest at least 10% of its total assets in “daily liquid assets,” which generally include cash (including demand deposits), direct obligations of the U.S. Government, securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within one business day, and/or amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.

Weekly liquidity. The Fund will invest at least 30% of its assets in “weekly liquid assets,” which generally include cash (including demand deposits), direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, and securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within five business days.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Investments held by the Fund are valued utilizing the amortized cost method of valuation permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under the amortized cost method, which does not take into account unrealized capital gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE.

Periodic review and monitoring of the valuation of short-term securities is performed in an effort to ensure that amortized cost approximates market value. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Janus Investment Fund	11

Janus Henderson Money Market Fund

Notes to Financial Statements (unaudited)

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Dividends and Distributions

Dividends, if any, are declared daily and distributed monthly for the Fund. Realized capital gains, if any, are declared and distributed in December. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or the Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

12	DECEMBER 31, 2019

Janus Henderson Money Market Fund

Notes to Financial Statements (unaudited)

2. Other Investments and Strategies

Additional Investment Risk

In the aftermath of the 2007-2008 financial crisis, the financial sector experienced reduced liquidity in credit and other fixed-income markets, and an unusually high degree of volatility, both domestically and internationally. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. For example, the enactment of the Dodd-Frank Act in 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, over-the-counter derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (commonly known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will conclude, or how financial markets will react.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Fund may be exposed to counterparty risk through its investments in certain securities, including, but not limited to, repurchase agreements and debt securities. The Fund intends to enter into financial transactions with counterparties that Janus Capital Management LLC (“Janus Capital”) believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

Janus Investment Fund	13

Janus Henderson Money Market Fund

Notes to Financial Statements (unaudited)

The following table presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the Fund's Schedule of Investments.

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

Credit Agricole, New York	$25,000,000	$—	$(25,000,000)	$—
Goldman Sachs & Co.	20,000,000	—	(20,000,000)	—
HSBC Securities (USA), Inc.	30,000,000	—	(30,000,000)	—
ING Financial Markets LLC	25,000,000	—	(25,000,000)	—
Royal Bank of Canada, NY Branch	35,200,000	—	(35,200,000)	—
Wells Fargo Securities LLC	50,000,000	—	(50,000,000)	—

Total	$185,200,000	$—	$(185,200,000)	$—
(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

All repurchase agreements are transacted under legally enforceable master repurchase agreements that give the Fund, in the event of default by the counterparty, the right to liquidate securities held and to offset receivables and payables with the counterparty. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest.

Repurchase Agreements

The Fund and other funds advised by Janus Capital or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Variable and Floating Rate Notes

The Fund also may purchase variable and floating rate demand notes of corporations and other entities, which are unsecured obligations redeemable upon not more than 30 days’ notice. The Fund may purchase variable and floating rate demand notes of U.S. Government issuers or commercial banks. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days’ notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid investment. The rate of interest on securities purchased by a Fund may be tied to short-term Treasury or other government securities or indices on securities that are permissible investments of the Funds, as well as other money market rates of interest. The Funds will not purchase securities whose values are tied to interest rates or indices that are not appropriate for the duration and volatility standards of a money market fund.

14	DECEMBER 31, 2019

Janus Henderson Money Market Fund

Notes to Financial Statements (unaudited)

3. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.20% of its average daily net assets.

Janus Capital has voluntarily agreed to waive one-half of the Fund’s investment advisory fee. Janus Capital may also voluntarily waive and/or reimburse additional fees to the extent necessary to assist the Fund in attempting to maintain a yield of at least 0.00%. These waivers and reimbursements are voluntary and could change or be terminated at any time at the discretion of Janus Capital. There is no guarantee that the Fund will maintain a positive yield. If applicable, amounts waived and/or reimbursed to the Fund by Janus Capital are disclosed as “Excess Expense Reimbursement” on the Statement of Operations.

Class D Shares and Class T Shares of the Fund compensate Janus Capital at an annual rate of 0.46% and 0.48%, respectively, of average daily net assets for providing certain administration services including, but not limited to, oversight and coordination of the Fund’s service providers, recordkeeping and registration functions and also to pay for costs such as shareholder servicing and custody. These amounts are disclosed as “Administration services fees” on the Statement of Operations. A portion of the Fund’s administration fee is paid to BNP Paribas Financial Services ("BPFS"). BPFS provides certain administrative services to the Fund, including services related to Fund accounting, calculation of the Fund’s daily NAV, and Fund audit, tax, and reporting obligations, pursuant to a sub-administration agreement with Janus Capital on behalf of the Fund. Janus Capital does not receive any additional compensation, beyond the administration services fee for serving as administrator.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2019 on the Statement of Assets and Liabilities in the asset, “Non-interested Trustees’ deferred compensation,” and liability, “Non-interested Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2019 are included in “Non-interested Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $236,725 were paid by the Trust to the Trustees under the Deferred Plan during the period ended December 31, 2019.

4. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains.

5. Capital Share Transactions

	Period ended December 31, 2019		Year ended June 30, 2019
	Shares	Amount	Shares	Amount

Class D Shares:
Shares sold	233,213,240	$233,213,240	510,718,700	$510,718,693
Reinvested dividends and distributions	7,012,029	7,012,029	15,679,284	15,679,284
Shares repurchased	(208,760,814)	(208,760,814)	(455,935,190)	(455,935,192)
Net Increase/(Decrease)	31,464,455	$ 31,464,455	70,462,794	$ 70,462,785
Class T Shares:
Shares sold	13,881,256	$ 13,881,256	21,046,802	$ 21,046,803
Reinvested dividends and distributions	96,994	96,994	208,985	208,985
Shares repurchased	(12,422,701)	(12,422,701)	(21,678,299)	(21,678,300)
Net Increase/(Decrease)	1,555,549	$ 1,555,549	(422,512)	$ (422,512)

Janus Investment Fund	15

Janus Henderson Money Market Fund

Notes to Financial Statements (unaudited)

6. Recent Accounting Pronouncements

The FASB issued Accounting Standards Update No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities ("ASU 2017-08") to amend the amortization period for certain purchased callable debt securities held at a premium. The guidance requires certain premiums on callable debt securities to be amortized to the earliest call date. The amortization period for callable debt securities purchased at a discount will not be impacted. The amendments are effective for fiscal years and interim periods within those fiscal years, beginning after December 15, 2018. Management has adopted the amendments as of the beginning of this fiscal period and concluded these changes do not have a material impact on the Fund’s financial statements.

The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) in August 2018. The new guidance removes, modifies and enhances the disclosures to Topic 820. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. An entity is permitted, and Management has decided, to early adopt the removed and modified disclosures in these financial statements.

7. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2019 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements other than the following:

The Board of Trustees of Janus Investment Fund approved a new administration fee rate for the Funds, commencing on or about February 1, 2020, that reduces the administration fee rate paid by Class D Shares and Class T Shares of each fund to Janus Capital to 0.36% and 0.38% respectively.

16	DECEMBER 31, 2019

Janus Henderson Money Market Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Monthly Portfolio Holdings

The Fund files its complete holdings in a monthly report on Form N-MFP within 5 business days after each month end. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series, each of whom serves as an “independent” Trustee (the “Trustees”), oversee the management of each Portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each Fund of Janus Investment Fund (together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreements for the Janus Henderson Funds that utilize subadvisers.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Capital and the respective subadvisers in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At a meeting held on December 5, 2019, based on the Trustees’ evaluation of the information provided by Janus Capital, the subadvisers, and the independent fee consultant, as well as other information, the Trustees determined that the overall arrangements between each Janus Henderson Fund and Janus Capital and each subadviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by Janus Capital, its affiliates and the subadvisers, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund, and the subadvisory agreement for each subadvised Janus Henderson Fund, for the period from February 1, 2020 through February 1, 2021, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent and quality of the services provided by Janus Capital and the subadvisers to the Janus Henderson Funds, taking into account the investment objective, strategies and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees

Janus Investment Fund	17

Janus Henderson Money Market Fund

Additional Information (unaudited)

reviewed the resources and key personnel of Janus Capital and each subadviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by Janus Capital or the subadvisers, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered Janus Capital’s role as administrator to the Janus Henderson Funds, noting that Janus Capital generally, does not receive a fee for its services but is reimbursed for its out-of-pocket costs. The Trustees considered the role of Janus Capital in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that Janus Capital provides a number of different services for the Janus Henderson Funds and fund shareholders, ranging from investment management services to various other servicing functions, and that, in its view, Janus Capital is a capable provider of those services. The independent fee consultant also provided its belief that Janus Capital has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent and quality of the services provided by Janus Capital or the subadviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory and subadvisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that Janus Capital and each subadviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable funds and peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, the independent fee consultant found that the overall Janus Henderson Funds’ performance has been reasonable: for the 36 months ended September 30, 2019, approximately 69% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar, and for the 12 months ended September 30, 2019, approximately 71% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar.

The Trustees considered the performance of each Fund, noting that performance may vary by share class, and noted the following:

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

18	DECEMBER 31, 2019

Janus Henderson Money Market Fund

Additional Information (unaudited)

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Developed World Bond Fund, the Trustees noted the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

Janus Investment Fund	19

Janus Henderson Money Market Fund

Additional Information (unaudited)

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson International Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson International Small Cap Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and its limited performance history.

• For Janus Henderson International Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital and Perkins had taken or were taking to improve performance, and that the performance trend was improving

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended

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Janus Henderson Money Market Fund

Additional Information (unaudited)

May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson U.S. Growth Opportunities Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital and Geneva had taken or were taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

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Janus Henderson Money Market Fund

Additional Information (unaudited)

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital and Intech had taken or were taking to improve performance, and that the performance trend was improving.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital and Perkins had taken or were taking to improve performance, and that the performance trend was improving.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory and subadvisory agreement(s).

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant and noted that the rate of management fees (investment advisory and any administration but excluding out-of-pocket costs) for many of the Janus Henderson Funds, after applicable waivers, was below the average management fee rate of the respective peer group of funds selected by an independent data provider. The Trustees also examined information regarding the subadvisory fees charged for subadvisory services, as applicable, noting that all such fees were paid by Janus Capital out of its management fees collected from such Janus Henderson Fund.

The independent fee consultant provided its belief that the management fees charged by Janus Capital to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by Janus Capital. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of their respective Broadridge Expense Group peers; and (3) and the management fees for the Janus Henderson Funds, on average, were 7% under the average management fees for their Expense Groups. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group peers and to average total expenses for its Broadridge Expense Universe.

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Janus Henderson Money Market Fund

Additional Information (unaudited)

For certain Janus Henderson Funds, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable in light of performance trends, performance histories, and existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by Janus Capital and each subadviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by Janus Capital and each subadviser to comparable separate account clients and to comparable non-affiliated funds subadvised by Janus Capital or by a subadviser (for which Janus Capital or the subadviser provides only or primarily portfolio management services). Although in most instances subadvisory and separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that Janus Capital noted that, under the terms of the management agreements with the Janus Henderson Funds, Janus Capital performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, trustee support, regulatory compliance and numerous other services, and that, in serving the Janus Henderson Funds, Janus Capital assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, they noted that the independent fee consultant found that: (1) the management fees Janus Capital charges to the Janus Henderson Funds are reasonable in relation to the management fees Janus Capital charges to funds subadvised by Janus Capital and to the fees Janus Capital charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs; and (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged to Janus Henderson subadvised fund and separate account investors; (4) 11 of 12 Janus Henderson Funds have lower management fees than similar funds subadvised by Janus Capital; and (5) six of nine Janus Henderson Funds have lower management fees than similar separate accounts managed by Janus Capital.

The Trustees considered the fees for each Fund for its fiscal year ended in 2018, and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”):

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

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Janus Henderson Money Market Fund

Additional Information (unaudited)

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable.

• For Janus Henderson International Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson International Small Cap Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

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Janus Henderson Money Market Fund

Additional Information (unaudited)

• For Janus Henderson International Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for both share classes.

• For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson U.S. Growth Opportunities Fund, that Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Janus Investment Fund	25

Janus Henderson Money Market Fund

Additional Information (unaudited)

• For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that, although the Fund’s expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

The Trustees reviewed information on the overall profitability to Janus Capital and its affiliates of their relationship with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses, and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to Janus Capital from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether Janus Capital and each subadviser receive adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by Janus Capital to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found that (1) the expense allocation methodology and rationales utilized by Janus Capital were reasonable and (2) no clear correlation between expense allocations and operating margins. The Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The

26	DECEMBER 31, 2019

Janus Henderson Money Market Fund

Additional Information (unaudited)

Trustees determined, after taking into account these factors, among others, that Janus Capital’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to Janus Capital and its affiliates, as well as the fees paid by Janus Capital to the subadvisers of subadvised Janus Henderson Funds, were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees Janus Capital and the subadvisers charge to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by Janus Capital and any subadviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by Janus Capital.

Economies of Scale

The Trustees considered information about the potential for Janus Capital to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in November 2019 which provided its research and analysis into economies of scale. They also noted that, although many Janus Henderson Funds pay advisory fees at a base fixed rate as a percentage of net assets, without any breakpoints or performance fees, their independent fee consultant concluded that 64% of these Janus Henderson Funds’ share classes have contractual management fees (gross of waivers) below their Broadridge expense group averages. They also noted the following: (1) that for those Janus Henderson Funds whose expenses are being reduced by the contractual expense limitations of Janus Capital, Janus Capital is subsidizing certain of these Janus Henderson Funds because they have not reached adequate scale; (2) as the assets of some of the Janus Henderson Funds have declined in the past few years, certain Janus Henderson Funds have benefited from having advisory fee rates that have remained constant rather than increasing as assets declined; (3) performance fee structures have been implemented for various Janus Henderson Funds that have caused the effective rate of advisory fees payable by such a Janus Henderson Fund to vary depending on the investment performance of the Janus Henderson Fund relative to its benchmark index over the measurement period; and (4) a few Janus Henderson Funds have fee schedules with breakpoints and reduced fee rates above certain asset levels. The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

The Trustees also considered the independent fee consultant’s conclusion that, given the limitations of various analytical approaches to economies of scale and their conflicting results, it is difficult to analytically confirm or deny the existence of economies of scale in the Janus Henderson complex. In this regard, the independent consultant concluded that (1) to the extent there were economies of scale at Janus Capital, Janus Capital’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds which have not yet achieved those economies and (2) by setting lower fixed fees from the start on these Janus Henderson Funds, Janus Capital appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any scale economies that may exist. Further, the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at Janus Capital.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between Janus Capital and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

Other Benefits to Janus Capital

The Trustees also considered benefits that accrue to Janus Capital and its affiliates and subadvisers to the Janus Henderson Funds from their relationships with the Janus Henderson Funds. They recognized that two affiliates of Janus Capital separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the

Janus Investment Fund	27

Janus Henderson Money Market Fund

Additional Information (unaudited)

transfer agent receives compensation directly from the non-money market funds for services provided, and that such compensation contributes to the overall profitability of Janus Capital and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered Janus Capital’s past and proposed use of commissions paid by the Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of Janus Capital and/or Janus Capital, and/or a subadviser to a Janus Henderson Fund. The Trustees concluded that Janus Capital’s and the subadvisers’ use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit each Janus Henderson Fund. The Trustees also concluded that, other than the services provided by Janus Capital and its affiliates and subadvisers pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and Janus Capital and the subadvisers may potentially benefit from their relationship with each other in other ways. They concluded that Janus Capital and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by Janus Capital and its affiliates. They also concluded that Janus Capital and/or the subadvisers benefit from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from Janus Capital’s and/or the subadvisers’ receipt of those products and services as well as research products and services acquired through commissions paid by other clients of Janus Capital and/or other clients of the subadvisers. They further concluded that the success of any Janus Henderson Fund could attract other business to Janus Capital, the subadvisers or other Janus Henderson funds, and that the success of Janus Capital and the subadvisers could enhance Janus Capital’s and the subadvisers’ ability to serve the Janus Henderson Funds.

Approval of an Amended and Restated Investment Advisory Agreement for Janus Henderson Small-Mid Cap Value Fund (formerly, Janus Henderson Select Value Fund)

Janus Capital Management LLC (“Janus Capital”) met with the Trustees, each of whom serves as an “independent” Trustee (the “Trustees”), on December 5, 2018 and March 14, 2019, to discuss the Amended and Restated Investment Advisory Agreement (the “Amended Advisory Agreement”) for Janus Henderson Small-Mid Cap Value Fund (formerly, Janus Henderson Select Value Fund) (“Small-Mid Cap Value Fund”) and other matters related to investment strategy changes to shift the market capitalization focus of Small-Mid Cap Value Fund (the “Strategy Change”). At these meetings, the Trustees discussed the Amended Advisory Agreement and the Strategy Change with their independent counsel, separately from management. During the course of the meetings, the Trustees requested and considered such information as they deemed relevant to their deliberations. At the meeting held on March 14, 2019, the Trustees, upon the recommendation of Janus Capital, voted unanimously to approve the Amended Advisory Agreement for Small-Mid Cap Value Fund, and recommended that the Amended Advisory Agreement be submitted to shareholders for approval. The Trustees also approved matters related to the Strategy Change, effective upon approval of the Amended Advisory Agreement by the Fund’s shareholders.

In determining whether to approve the Amended Advisory Agreement, the Trustees noted their most recent consideration of Small-Mid Cap Value Fund’s current advisory agreement (the “Current Advisory Agreement”) as part of the Trustees’ annual review and consideration of whether to continue the investment advisory agreement and sub-advisory agreement, as applicable, for each Janus Henderson fund, including Small-Mid Cap Value Fund (the “Annual Review”). The Trustees noted that in connection with the Annual Review: (i) the Trustees received and reviewed information provided by Janus Capital and each sub-adviser, including Perkins Investment Management LLC (“Perkins”), in response to requests of the Trustees and their independent legal counsel, and also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant; and (ii) throughout the Annual Review, the Trustees were advised by their independent legal counsel. The Trustees also noted that based on the Trustees’ evaluation of the information provided by Janus Capital, Perkins, and the independent fee consultant, as well as other information, the Trustees determined that the overall arrangements between Small-Mid Cap Value Fund and Janus Capital and Perkins were fair and reasonable in light of the nature, extent and quality of the services provided by Janus Capital, its affiliates and Perkins, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and the Trustees unanimously approved the continuation of the Current Advisory Agreement for another year.

In considering the Amended Advisory Agreement, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive.

28	DECEMBER 31, 2019

Janus Henderson Money Market Fund

Additional Information (unaudited)

However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the Amended Advisory Agreement are discussed separately below.

• The Trustees determined that the terms of the Amended Advisory Agreement are substantially similar to those of the Current Advisory Agreement, which the Trustees recently reviewed as part of the Annual Review, and the material changes made to the Amended Advisory Agreement address the proposed change to the benchmark index and the description of the period used for calculating the performance fee in order to allow for continuity of the fee based on Small-Mid Cap Value Fund’s historical performance over a 36-month measurement period.

• As part of the Strategy Change, Small-Mid Cap Value Fund will focus its investments on common stocks of companies that are small- and mid-capitalization stocks. The Trustees determined that the proposed benchmark index, the Russell 2500TM Value Index, is more closely aligned with a small- and mid-cap stock focus than Small-Mid Cap Value Fund’s current benchmark index, the Russell 3000® Value Index.

• Under the Amended Advisory Agreement, the structure of the performance fee was not changing, other than to utilize a different benchmark and performance calculation period to implement the new benchmark over time, and that this structure had been implemented initially for Small-Mid Cap Value Fund based on analysis provided by the independent fee consultant. The Trustees considered the information provided by Janus Capital in this regard, and noted Janus Capital’s belief that this performance fee structure remained reasonable and appropriate for Small-Mid Cap Value Fund. The Trustees concluded that this performance fee structure was reasonable for Small-Mid Cap Value Fund as proposed, and also determined to seek further analysis from their independent fee consultant with respect to this matter. In this regard, Janus Capital agreed to consider further revisions to the proposed performance fee structure should that be needed based on the additional analysis provided.

• As part of the Strategy Change, Perkins will continue to provide sub-advisory services to Small-Mid Cap Value Fund, but will utilize new portfolio managers to implement Small-Mid Cap Value Fund’s focus on common stocks of companies that are small- and mid-capitalization stocks. In this regard, the Trustees noted the information provided by Janus Capital with respect to the qualifications and experience of the new portfolio managers implementing investment strategies similar to the one to be utilized by Small-Mid Cap Value Fund, and also noted that Perkins and the new portfolio managers provide sub-advisory services to other Janus Henderson funds the Trustees oversee.

• The information provided by Janus Capital with respect to (i) the impact of the Amended Advisory Agreement on the potential advisory fees to be paid by Small-Mid Cap Value Fund going forward; and (ii) the potential transaction costs and capital gains to be incurred by Small-Mid Cap Value Fund as part of the efforts to reposition Small-Mid Cap Value Fund’s portfolio to focus its investments on common stocks of companies that are small- and mid-capitalization stocks. In this regard, the Trustees noted that Small-Mid Cap Value Fund’s operating costs were not expected otherwise to materially change under the Amended Advisory Agreement.

• Janus Capital’s reasons for seeking to implement the Strategy Change, including Janus Capital’s belief that current marketplace demands for a small and mid-cap strategy, combined with Perkins’ experience in managing small- and mid-cap stocks, will provide greater opportunity for Small-Mid Cap Value Fund to grow over the long-term, and that the Strategy Change is designed to create asset growth through increased sales for Small-Mid Cap Value Fund, potentially resulting in increased operational efficiencies for Small-Mid Cap Value Fund.

• Janus Capital will pay the fees and expenses related to seeking shareholder approval of the Amended Advisory Agreement, including the costs related to the preparation and distribution of proxy materials, and all other costs incurred in connection with the solicitation of proxies.

After discussion, the Trustees determined that the overall arrangements between Small-Mid Cap Value Fund, Janus Capital, and Perkins under the Amended Advisory Agreement would continue to be fair and reasonable in light of the nature, extent, and quality of the services expected to be provided by Janus Capital, its affiliates, and Perkins following the Strategy Change.

Janus Investment Fund	29

Janus Henderson Money Market Fund

Useful Information About Your Fund Report (unaudited)

Performance Overviews

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of Janus Capital and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Barclays and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

30	DECEMBER 31, 2019

Janus Henderson Money Market Fund

Useful Information About Your Fund Report (unaudited)

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected. If you compare the Fund’s “Net Decrease from Dividends and Distributions” to “Reinvested Dividends and Distributions,” you will notice that dividends and distributions have little effect on the Fund’s net assets. This is because the majority of the Fund’s investors reinvest their dividends and/or distributions.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

Janus Investment Fund	31

Janus Henderson Money Market Fund

Notes

NotesPage1

32	DECEMBER 31, 2019

Janus Henderson Money Market Fund

Notes

NotesPage2

Janus Investment Fund	33

Knowledge. Shared

At Janus Henderson, we believe in the sharing of expert insight for better investment and business decisions. We call this ethos Knowledge. Shared.

Learn more by visiting janushenderson.com.

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson, Janus, Henderson, Perkins, Intech and Knowledge. Shared are trademarks of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.

Janus Henderson Distributors

125-24-93027 02-20

SEMIANNUAL REPORT December 31, 2019

Janus Henderson Multi-Sector Income Fund

Janus Investment Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by contacting a Janus Henderson representative. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by visiting janushenderson.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you do not invest directly with the Fund, you should contact your plan sponsor, broker-dealer, or financial intermediary, to request to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-525-3713 to let the Fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Janus Henderson mutual funds where held (i.e., all Janus Henderson mutual funds held in your account if you invest through your financial intermediary or all Janus Henderson mutual funds held with the fund complex if you invest directly with a fund).

HIGHLIGHTS • Portfolio management perspective • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Multi-Sector Income Fund

Janus Henderson Multi-Sector Income Fund (unaudited)

FUND SNAPSHOT

This dynamic, multi-sector income fund seeks high, consistent income with lower volatility than a dedicated high-yield strategy. Our approach leverages a bottom-up, fundamentally driven process that focuses on identifying the best risk-adjusted opportunities across fixed income sectors.

John Kerschner co-portfolio manager	John Lloyd co-portfolio manager	Seth Meyer co-portfolio manager

PERFORMANCE OVERVIEW

For the six-month period ending December 31, 2019, the Janus Henderson Multi-Sector Fund’s Class I Shares returned 3.81% compared with 2.45% for its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index.

INVESTMENT ENVIRONMENT

Fixed income markets broadly became more confident of a soft landing for the U.S. economy as the Federal Reserve (Fed) continued with accommodation. The Fed lowered its policy rate three times over the period and engaged in the purchase of Treasury bills to help stabilize the short-term borrowing market. Corporate credit generated strong performance, with investment grade outperforming high yield. Generally better-than-expected earnings reports and late-period progress in U.S.-China trade relations contributed to spreads (yields over Treasuries) tightening toward the lows of the current credit cycle. Despite rising in the latter half of the period, Treasury yields ultimately finished lower across the curve. The yield on the 10-year closed December at 1.92%, down from 2.01% in June. The yield on the 5-year note closed the period at 1.69%, down from 1.77%.

PERFORMANCE DISCUSSION

The Fund outperformed its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, during the six-month period. Asset allocation and spread carry (a measure of excess income generated by the Fund’s holdings) drove the outperformance.

The Fund’s plus sectors, including higher-yielding debt instruments, are used to support our goal of generating greater monthly income than the benchmark. Our out-of-index allocations to high-yield corporate bonds and bank loans were among the top contributors as the sectors’ performance outpaced that of benchmark constituents during the period. The Fund’s core sectors – including investment-grade credit, agency mortgage-backed securities (MBS) and Treasuries – are employed with the goal of dampening the volatility of our plus-sector positioning. Despite generating positive performance, our investment-grade corporate holdings ultimately detracted on a relative basis, largely due to our material underweight.

At the individual issuer level, bonds of medical solutions company Avantor performed well following the company’s IPO earlier in 2019 and on the market’s expectation that it will refinance parts of its higher-cost capital structure.

Security selection in midstream and independent energy detracted from relative results. Several energy-related holdings were challenged during the period as lower-quality, higher-beta energy names were largely avoided by the market.

DERIVATIVES USAGE

The Fund may use derivatives for various investment purposes, such as to manage or hedge portfolio risk, enhance return or manage duration. During the period, the Fund used index credit default swaps (CDX) to gain broad high-yield market exposure, forward foreign currency exchange contracts to hedge currency exposure back to the U.S. dollar and interest rate futures to efficiently express our view on the U.S. Treasury market. During the period, our use of derivatives detracted from relative results. Please see the Derivative Instruments section in the “Notes to Financial Statements” for a discussion of derivatives used by the Fund.

OUTLOOK

Credit markets broadly appear fairly valued, insofar as yields over Treasuries are tight relative to historical averages in most sectors, making it difficult to envision further significant spread tightening in 2020. But it is also difficult to be outright bearish on credit given the search for yield remains a global theme, and even moderate (1.5% to 2.0%) economic growth should be sufficient to support many corporate capital structures.

Janus Investment Fund	1

Janus Henderson Multi-Sector Income Fund (unaudited)

To see significant spread tightening from here would, in our view, require above-trend economic growth. However, the economy has only recently stabilized, and headwinds in the form of international trade and the U.S. presidential election remain, leading us to believe that a more conservative economic outlook is prudent. With credit, and high yield in particular, likely to remain suspended between concerns about U.S. economic weakness and expensive valuations on the one hand and demand for yield on the other, our focus remains on identifying steady and diversified sources of income with the potential to withstand volatility.

At the sector level, we are closely monitoring those likely to experience election volatility, such as health care and pharmaceuticals. Likewise, the U.S. energy sector remains volatile, requiring careful security selection to help avoid capital loss. We remain optimistic on the strength of the U.S. consumer as we have seen no signs of weakness and we continue to think high-quality consumer-related markets such as asset-backed securities, mortgage-backed securities and bank loans can offer attractive yields and help diversify corporate exposure. Absent a significant turn for the worse in the economic landscape or trade relations, we anticipate keeping our duration exposure relatively neutral relative to our target range and will remain focused on diversified income that can be captured with minimal portfolio volatility.

Thank you for your investment in Janus Henderson Multi-Sector Income Fund.

2	DECEMBER 31, 2019

Janus Henderson Multi-Sector Income Fund (unaudited)

Fund At A Glance

December 31, 2019

Fund Profile
30-day Current Yield*	Without Reimbursement	With Reimbursement
Class A Shares NAV	2.81%	2.81%
Class A Shares MOP	2.68%	2.68%
Class C Shares**	2.06%	2.06%
Class D Shares	2.98%	2.98%
Class I Shares	3.03%	3.03%
Class N Shares	3.10%	3.10%
Class S Shares	2.26%	2.65%
Class T Shares	2.87%	2.87%
Weighted Average Maturity		7.3 Years
Average Effective Duration***		3.7 Years
* Yield will fluctuate.
** Does not include the 1.00% contingent deferred sales charge.
*** A theoretical measure of price volatility.

Ratings† Summary - (% of Total Investments)
AAA	3.9%
AA	25.0%
A	4.0%
BBB	19.2%
BB	13.0%
B	20.9%
CCC	2.9%
Not Rated	17.1%
Other	-6.0%

† Credit ratings provided by Standard & Poor's (S&P), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality. "Other" includes cash equivalents, equity securities, and certain derivative instruments.

Significant Areas of Investment - (% of Net Assets)

Asset Allocation - (% of Net Assets)
Corporate Bonds	37.9%
Asset-Backed/Commercial Mortgage-Backed Securities	33.2%
Mortgage-Backed Securities	20.6%
Bank Loans and Mezzanine Loans	12.8%
Investment Companies	4.5%
Preferred Stocks	0.9%
Investments Purchased with Cash Collateral from Securities Lending	0.2%
Other	(10.1)%
100.0%

Janus Investment Fund	3

Janus Henderson Multi-Sector Income Fund (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended December 31, 2019					Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Since Inception*	Total Annual Fund Operating Expenses‡	Net Annual Fund Operating Expenses‡
Class A Shares at NAV	3.69%	10.95%	5.29%	4.92%	1.05%	0.95%
Class A Shares at MOP	-1.21%	5.69%	4.26%	4.05%
Class C Shares at NAV	3.28%	10.12%	4.51%	4.15%	1.82%	1.73%
Class C Shares at CDSC	2.28%	9.12%	4.51%	4.15%
Class D Shares(1)	3.78%	11.13%	5.46%	5.08%	0.88%	0.78%
Class I Shares	3.81%	11.19%	5.57%	5.20%	0.80%	0.71%
Class N Shares	3.84%	11.27%	5.61%	5.23%	0.80%	0.64%
Class S Shares	3.56%	11.22%	5.29%	4.89%	1.56%	1.14%
Class T Shares	3.62%	10.90%	5.35%	4.98%	0.98%	0.89%
Bloomberg Barclays U.S. Aggregate Bond Index	2.45%	8.72%	3.05%	3.27%
Morningstar Quartile - Class I Shares	-	2nd	1st	1st
Morningstar Ranking - based on total returns for Multisector Bond Funds	-	102/309	18/258	16/235

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 4.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Net expense ratios reflect the expense waiver, if any, contractually agreed to through October 28, 2020.

Performance may be affected by risks that include those associated with non-diversification, portfolio turnover, short sales, potential conflicts of interest, foreign and emerging markets, initial public offerings (IPOs), high-yield and high-risk securities, undervalued, overlooked and smaller capitalization

4	DECEMBER 31, 2019

Janus Henderson Multi-Sector Income Fund (unaudited)

Performance

companies, real estate related securities including Real Estate Investment Trusts (REITs), derivatives, and commodity-linked investments. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2019 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

*The Fund’s inception date – February 28, 2014

‡ As stated in the prospectus. See Financial Highlights for actual expense ratios during the reporting period.

(1) Closed to certain new investors.

Janus Investment Fund	5

Janus Henderson Multi-Sector Income Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/19)	Ending Account Value (12/31/19)	Expenses Paid During Period (7/1/19 - 12/31/19)†	Beginning Account Value (7/1/19)	Ending Account Value (12/31/19)	Expenses Paid During Period (7/1/19 - 12/31/19)†	Net Annualized Expense Ratio (7/1/19 - 12/31/19)
Class A Shares	$1,000.00	$1,036.90	$4.81	$1,000.00	$1,020.41	$4.77	0.94%
Class C Shares	$1,000.00	$1,032.80	$8.89	$1,000.00	$1,016.39	$8.82	1.74%
Class D Shares	$1,000.00	$1,037.80	$4.00	$1,000.00	$1,021.22	$3.96	0.78%
Class I Shares	$1,000.00	$1,038.10	$3.69	$1,000.00	$1,021.52	$3.66	0.72%
Class N Shares	$1,000.00	$1,038.40	$3.43	$1,000.00	$1,021.77	$3.41	0.67%
Class S Shares	$1,000.00	$1,035.60	$5.12	$1,000.00	$1,020.11	$5.08	1.00%
Class T Shares	$1,000.00	$1,036.20	$4.56	$1,000.00	$1,020.66	$4.52	0.89%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

6	DECEMBER 31, 2019

Janus Henderson Multi-Sector Income Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – 33.2%
A10 Term Asset Financing 2017-1 LLC, 4.7000%, 3/15/36 (144A)	$600,000	$602,180
Aaset 2019-2 Trust, 6.4130%, 10/16/39 (144A)	4,881,000	4,914,332
Apollo Aviation Securitization Equity Trust 2016-2, 5.9260%, 11/15/41	1,042,102	1,055,504
Applebee's Funding LLC / IHOP Funding LLC, 4.1940%, 6/7/49 (144A)	2,399,000	2,428,644
Aqua Finance Trust 2019-A, 3.1400%, 7/16/40 (144A)	6,403,564	6,420,194
Arroyo Mortgage Trust 2019-2, 4.7600%, 4/25/49 (144A)‡	4,860,000	4,904,539
Babson CLO Ltd 2016-I,
ICE LIBOR USD 3 Month + 2.1000%, 4.0340%, 7/23/30 (144A)‡	4,750,000	4,608,925
BBCCRE Trust 2015-GTP, 4.5626%, 8/10/33 (144A)‡	200,000	187,532
Beechwood Park CLO Ltd,
ICE LIBOR USD 3 Month + 1.3300%, 3.2332%, 1/17/33 (144A)‡	5,000,000	4,999,995
BlueMountain CLO 2018-1 Ltd,
ICE LIBOR USD 3 Month + 2.0500%, 3.9855%, 7/30/30 (144A)‡	3,420,000	3,344,418
BlueMountain CLO XXIV Ltd,
ICE LIBOR USD 3 Month + 2.7000%, 4.6659%, 4/20/31 (144A)‡	9,250,000	9,249,075
BlueMountain CLO XXVI Ltd,
ICE LIBOR USD 3 Month + 2.9000%, 4.7256%, 10/20/32 (144A)‡	8,000,000	8,047,200
BlueMountain Fuji US Clo II Ltd,
ICE LIBOR USD 3 Month + 2.1500%, 4.1159%, 10/20/30 (144A)‡	5,450,000	5,333,370
Business Jet Securities LLC, 6.9480%, 7/15/34 (144A)	5,487,400	5,512,991
Business Jet Securities LLC 2017-1, 7.7480%, 2/15/33 (144A)	1,379,106	1,419,636
BX Commercial Mortgage Trust 2018-IND,
ICE LIBOR USD 1 Month + 1.7000%, 3.4398%, 11/15/35 (144A)‡	4,053,000	4,062,765
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 2.0000%, 3.7398%, 10/15/36 (144A)‡	2,900,000	2,904,296
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 2.3000%, 4.0398%, 10/15/36 (144A)‡	32,523,000	32,570,044
BX Trust 2019-OC11, 4.0755%, 12/9/41 (144A)	3,509,000	3,387,012
Carlyle Global Market Strategies CLO 2013-1 Ltd,
ICE LIBOR USD 3 Month + 1.2200%, 3.3953%, 8/14/30 (144A)‡	5,000,000	4,994,000
Carlyle Global Market Strategies CLO 2015-5 Ltd,
ICE LIBOR USD 3 Month + 3.7500%, 5.7159%, 1/20/32 (144A)‡	5,000,000	4,992,500
Carlyle US CLO 2019-4 LTD, ICE LIBOR USD 3 Month + 1.3300%, 3.2082%, 1/15/33 (144A)‡	7,000,000	7,000,000
Carlyle US CLO 2019-4 LTD, ICE LIBOR USD 3 Month + 2.7000%, 4.5782%, 1/15/33 (144A)‡	5,000,000	5,000,000
Carvana Auto Receivables Trust 2019-1, 5.6400%, 1/15/26 (144A)	6,000,000	6,193,284
Carvana Auto Receivables Trust 2019-2, 0%, 4/15/26 (144A)‡,¤	445,000,000	7,720,750
Carvana Auto Receivables Trust 2019-4, 0%, 10/15/26 (144A)¤	242,500,000	4,732,945
Castlelake Aircraft Securitization Trust 2016-1, 6.1500%, 8/15/41	1,658,038	1,660,110
Castlelake Aircraft Securitization Trust 2018-1, 0%, 6/15/43 (144A)‡	1,000,000	940,000
Castlelake Aircraft Securitization Trust 2018-1, 6.6250%, 6/15/43 (144A)	3,957,590	3,978,548
CGDB Commercial Mortgage Trust 2019-MOB,
ICE LIBOR USD 1 Month + 2.0000%, 3.7398%, 11/15/36 (144A)‡	4,788,000	4,783,275
CGDB Commercial Mortgage Trust 2019-MOB,
ICE LIBOR USD 1 Month + 2.5500%, 4.2898%, 11/15/36 (144A)‡	4,900,000	4,886,142
CIFC Funding 2016-I Ltd,
ICE LIBOR USD 3 Month + 1.3500%, 0%, 10/21/31 (144A)‡	6,750,000	6,754,725
CIFC Funding 2016-I Ltd,
ICE LIBOR USD 3 Month + 2.8000%, 0%, 10/21/31 (144A)‡	6,750,000	6,775,650
CIFC Funding 2019-VI Ltd,
ICE LIBOR USD 3 Month + 1.3300%, 0%, 1/16/33 (144A)‡	6,000,000	6,009,600
CIFC Funding 2019-VI Ltd,
ICE LIBOR USD 3 Month + 2.7000%, 0%, 1/16/33 (144A)‡	5,500,000	5,515,950
Citigroup Commercial Mortgage Trust 2018-C5, 0.5995%, 6/10/51‡,¤	41,193,186	1,934,239
Coinstar Funding LLC Series 2017-1, 5.2160%, 4/25/47 (144A)	6,530,550	6,695,100
Connecticut Avenue Securities Trust 2019-R03,
ICE LIBOR USD 1 Month + 2.1500%, 3.9420%, 9/25/31 (144A)‡	6,052,829	6,088,078
Connecticut Avenue Securities Trust 2019-R05,
ICE LIBOR USD 1 Month + 2.0000%, 3.7920%, 7/25/39 (144A)‡	18,141,715	18,253,120

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Multi-Sector Income Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Connecticut Avenue Securities Trust 2019-R05,
ICE LIBOR USD 1 Month + 4.1000%, 5.8080%, 7/25/39 (144A)‡	$10,591,000	$11,112,663
Connecticut Avenue Securities Trust 2019-R06,
ICE LIBOR USD 1 Month + 2.1000%, 3.8080%, 9/25/39 (144A)‡	24,631,324	24,852,596
Connecticut Avenue Securities Trust 2019-R07,
ICE LIBOR USD 1 Month + 3.4000%, 5.1920%, 10/25/39 (144A)‡	9,935,000	10,073,657
Conn's Receivables Funding 2019-A LLC, 4.3600%, 10/16/23 (144A)	2,900,000	2,917,989
Conn's Receivables Funding 2019-A LLC, 5.2900%, 10/16/23 (144A)	2,900,000	2,927,757
Conn's Receivables Funding 2019-B LLC, 4.6000%, 6/17/24 (144A)	5,000,000	5,008,219
CSMC 2017-HD Trust,
ICE LIBOR USD 1 Month + 3.6500%, 5.3898%, 2/15/31 (144A)‡	500,000	500,793
Domino's Pizza Master Issuer LLC, 4.3280%, 7/25/48 (144A)	1,822,925	1,890,644
Driven Brands Funding LLC, 3.9810%, 10/20/49 (144A)	7,517,917	7,500,759
Dryden 80 CLO Ltd,
ICE LIBOR USD 3 Month + 1.3300%, 3.2139%, 1/17/33 (144A)‡	10,000,000	10,026,000
ECAF I Ltd, 5.8020%, 6/15/40 (144A)	4,191,827	4,192,787
Exeter Automobile Receivables Trust 2018-4, 5.3800%, 7/15/25 (144A)	2,370,000	2,471,964
Exeter Automobile Receivables Trust 2019-1, 5.2000%, 1/15/26 (144A)	1,920,000	1,992,205
Exeter Automobile Receivables Trust 2019-3, 4.0000%, 8/17/26 (144A)	4,000,000	4,002,060
ExteNet Issuer LLC, 5.2190%, 7/26/49 (144A)	2,000,000	2,008,184
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 2.0000%, 3.7920%, 3/25/31‡	20,858,917	20,896,162
Fannie Mae REMICS, ICE LIBOR USD 1 Month + 55.0000%, 36.3976%, 10/25/40‡	588,203	2,104,931
Fannie Mae REMICS, 3.0000%, 5/25/48	32,421	33,127
Fannie Mae REMICS, ICE LIBOR USD 1 Month + 6.0500%, 4.3420%, 8/25/48‡,¤	15,355,320	2,841,047
First Investors Auto Owner Trust 2018-1, 7.1600%, 8/15/25 (144A)	6,026,000	6,276,426
Freddie Mac Multifamily Structured Pass Through Certificates,
0.0429%, 7/25/28‡,¤	65,956,000	499,997
FREMF 2018-KF45 Mortgage Trust,
ICE LIBOR USD 1 Month + 1.9500%, 3.6471%, 3/25/25 (144A)‡	1,348,167	1,335,644
FREMF 2019-KF72 Mortgage Trust,
ICE LIBOR USD 1 Month + 2.1000%, 3.7971%, 11/25/26 (144A)‡	5,499,759	5,499,740
Goldentree Loan Management US CLO 5 Ltd,
ICE LIBOR USD 3 Month + 1.3000%, 3.5700%, 10/20/32 (144A)‡	4,440,000	4,441,332
Government National Mortgage Association,
ICE LIBOR USD 1 Month + 5.5500%, 3.7854%, 1/20/44‡,¤	873,634	152,652
Government National Mortgage Association,
ICE LIBOR USD 1 Month + 6.1500%, 4.4103%, 10/16/55‡,¤	1,336,801	239,605
Government National Mortgage Association, 0.4784%, 1/16/60‡,¤	28,094,473	1,198,620
Great Wolf Trust, 4.4540%, 12/15/36 (144A)	10,000,000	9,984,740
Hertz Fleet Lease Funding LP, 5.5500%, 5/10/32 (144A)	2,870,000	2,932,858
Hertz Fleet Lease Funding LP, 4.6200%, 1/10/33 (144A)	2,562,000	2,588,281
InSite Issuer LLC, 6.1150%, 12/15/48 (144A)	2,110,169	2,189,888
Jack in the Box Funding, LLC 2019-1A A2I, 3.9820%, 8/25/49 (144A)	10,903,848	10,979,763
Jack in the Box Funding, LLC 2019-1A A2II, 4.4760%, 8/25/49 (144A)	5,520,000	5,567,431
Jersey Mike's Funding, 4.4330%, 2/15/50 (144A)	16,500,000	16,518,148
KNDL 2019-KNSQ Mortgage Trust,
ICE LIBOR USD 1 Month + 2.0000%, 3.7398%, 5/15/36 (144A)‡	2,000,000	1,998,406
LoanMe Trust SBL 2019-1, 5.2500%, 8/15/30 (144A)	1,868,278	1,872,695
LoanMe Trust SBL 2019-1, 10.0000%, 8/15/30 (144A)Ç	5,800,000	5,800,000
Madison Park Funding XXI Ltd,
ICE LIBOR USD 3 Month + 1.3500%, 3.2896%, 10/15/32 (144A)‡	8,000,000	7,999,200
Madison Park Funding XXXIII Ltd,
ICE LIBOR USD 3 Month + 1.3300%, 3.1741%, 10/15/32 (144A)‡	7,250,000	7,266,675
Madison Park Funding XXXVI Ltd,
ICE LIBOR USD 3 Month + 1.3300%, 1.3300%, 1/15/33 (144A)‡	10,000,000	9,999,930
Magnetite XXII Ltd,
ICE LIBOR USD 3 Month + 3.6500%, 5.6509%, 4/15/31 (144A)‡	3,250,000	3,239,275
MarketPlace Loan Trust 2015-LD1, 6.0000%, 12/15/21 (144A)	410,920	411,132

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	DECEMBER 31, 2019

Janus Henderson Multi-Sector Income Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts			Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Mello Warehouse Securitization Trust 2019-1,
ICE LIBOR USD 1 Month + 2.3500%, 4.1420%, 6/25/52 (144A)‡	$9,010,000		$9,010,000
Mello Warehouse Securitization Trust 2019-2,
ICE LIBOR USD 1 Month + 2.4000%, 4.1920%, 11/25/52 (144A)‡	8,020,000		7,986,832
MMFL Re-REMIC Trust 2019-1,
ICE LIBOR USD 1 Month + 1.4000%, 3.1920%, 1/28/24 (144A)‡	8,055,322		8,369,130
MMFL Re-REMIC Trust 2019-1,
ICE LIBOR USD 1 Month + 3.7500%, 5.5420%, 12/28/26 (144A)‡	10,000,000		9,975,555
MRCD 2019-MARK Mortgage Trust, 2.7175%, 12/15/36 (144A)	10,000,000		9,079,769
MRCD 2019-MARK Mortgage Trust, 2.7175%, 12/15/36 (144A)	5,000,000		4,633,039
New Residential Mortgage Loan Trust 2019-NQM2, 4.2671%, 4/25/49 (144A)‡	1,828,000		1,955,111
Octagon Investment Partners 40 Ltd,
ICE LIBOR USD 3 Month + 3.8000%, 5.7659%, 4/20/31 (144A)‡	5,000,000		4,997,000
Octagon Investment Partners 41 Ltd,
ICE LIBOR USD 3 Month + 3.6500%, 5.6509%, 4/15/31 (144A)‡	2,750,000		2,744,500
Octagon Investment Partners 44 Ltd,
ICE LIBOR USD 3 Month + 1.3000%, 3.2659%, 7/20/32 (144A)‡	6,500,000		6,501,300
Octagon Investment Partners 45 Ltd,
ICE LIBOR USD 3 Month + 1.3300%, 1.0000%, 10/15/32 (144A)‡	12,000,000		12,022,800
Octagon Investment Partners XXI Ltd,
ICE LIBOR USD 3 Month + 3.9500%, 5.8593%, 2/14/31 (144A)‡	2,750,000		2,750,825
OneMain Direct Auto Receivables Trust 2019-1, 4.6800%, 4/14/31 (144A)	6,752,000		7,132,241
Palmer Square Loan Funding 2019-4 Ltd,
ICE LIBOR USD 3 Month + 3.2500%, 5.1860%, 10/24/27 (144A)‡	4,750,000		4,719,125
Pawnee Equipment Receivables Series 2019-1 LLC, 3.8000%, 1/15/26 (144A)	4,367,000		4,310,437
Perimeter Master Note Business Trust, 4.2300%, 5/15/24 (144A)	5,000,000		4,999,000
Perimeter Master Note Business Trust, 5.2100%, 5/15/24 (144A)	2,250,000		2,249,550
Planet Fitness Master Issuer LLC, 3.8580%, 12/5/49 (144A)	4,172,000		4,115,574
Prima Capital CRE Securitization 2015-IV Ltd, 4.0000%, 8/24/49 (144A)	5,000,000		5,136,651
Project Silver, 0%, 3/15/44 (144A)	1,500,000		1,486,919
Project Silver, 6.9000%, 7/15/44 (144A)	940,476		955,326
PRPM 2019-3 LLC, 4.4580%, 7/25/24 (144A)Ç	7,335,000		7,338,750
PRPM 2019-4 LLC, 4.6540%, 11/25/24 (144A)Ç	7,000,000		7,000,094
PRPM 2019-GS1, 4.7500%, 10/25/24 (144A)‡	4,747,845		4,742,383
Raptor Aircraft Finance I LLC, 4.2130%, 8/23/44 (144A)	14,419,031		14,419,031
Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu,
5.7500%, 10/15/20	1,570,000		1,571,963
Santander Drive Auto Receivables Trust 2019-2, 3.2200%, 7/15/25	5,000,000		5,094,753
Sequoia Mortgage Trust 2018-8, 0.3063%, 11/25/48 (144A)‡,¤	251,913,220		2,108,892
SES SA, EUR SWAP ANNUAL 5 YR + 4.6640%, 4.6250%‡,µ	1,050,000	EUR	1,249,818
Sierra Timeshare 2019-1 Receivables Funding LLC, 4.7500%, 1/20/36 (144A)	1,962,200		1,982,744
Sierra Timeshare 2019-2 Receivables Funding LLC, 4.5400%, 5/20/36 (144A)	5,909,956		5,973,077
SoFi Consumer Loan Program 2019-1 Trust, 4.4200%, 2/25/28 (144A)	3,360,000		3,463,535
SoFi Consumer Loan Program 2019-2 Trust, 4.2000%, 4/25/28 (144A)	1,900,000		1,950,550
SoFi Professional Loan Program 2017-E LLC, 0%, 11/26/40 (144A)	25,000		1,362,500
Sofi Professional Loan Program 2017-F LLC, 0%, 1/25/41 (144A)	35,000		1,954,750
Sofi Professional Loan Program 2018-C Trust, 0%, 1/25/48 (144A)	58,000		2,640,740
Sofi Professional Loan Program 2018-D Trust, 0%, 2/25/48 (144A)	76,000		2,622,000
Sofi Professional Loan Program 2019-B Trust, 0%, 8/17/48 (144A)	70,900		2,575,088
Sound Point Clo XVI Ltd,
ICE LIBOR USD 3 Month + 3.6000%, 5.8755%, 7/25/30 (144A)‡	3,081,000		2,972,857
Southwick Park CLO LLC,
ICE LIBOR USD 3 Month + 1.3000%, 3.5993%, 7/20/32 (144A)‡	8,750,000		8,750,875
Sprite 2017-1 Ltd, 6.9000%, 12/15/37 (144A)	3,813,227		3,809,772
START Ireland, 0%, 3/15/44 (144A)‡	1,500,000		1,496,250
Station Place Securitization Trust Series 2019-WL1,
ICE LIBOR USD 1 Month + 1.6000%, 3.3080%, 8/25/52 (144A)‡	17,745,000		17,747,353
Tesla Auto Lease Trust 2019-A, 5.4800%, 5/22/23 (144A)	1,500,000		1,504,238
THL Credit Wind River 2019-2 Clo Ltd, 3.1711%, 1/15/33 (144A)	2,700,000		2,703,780
Thunderbolt II Aircraft Lease Ltd, 0% (144A)	10		1,555,000

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Multi-Sector Income Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts			Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Thunderbolt III Aircraft Lease Ltd, 0%, 11/15/39 (144A)‡	$5,000,000		$5,000,000
United Auto Credit Securitization Trust 2019-1, 4.2900%, 8/12/24 (144A)	2,000,000		2,026,495
Upstart Securitization Trust, 4.7830%, 9/20/29 (144A)	13,032,000		13,007,551
Upstart Securitization Trust 2018-1, 6.1470%, 8/20/25 (144A)	4,000,000		4,066,832
Upstart Securitization Trust 2019-3, 0%, 1/21/30 (144A)	8,250		4,983,000
Upstart Securitization Trust 2019-3, 5.3810%, 1/21/30 (144A)	5,000,000		4,991,917
VB-S1 Issuer LLC, 5.2500%, 2/15/48 (144A)	664,000		659,930
Verus Securitization Trust 2018-INV1, 5.6480%, 3/25/58 (144A)‡	2,600,000		2,651,787
Verus Securitization Trust 2019-1, 4.4610%, 2/25/59 (144A)‡	3,024,000		3,086,641
Vx Cargo 2018-1 Trust, 5.4380%, 12/15/33 (144A)	4,640,814		4,730,186
Westlake Automobile Receivables Trust 2018-2, 6.0400%, 1/15/25 (144A)	2,600,000		2,688,125
Westlake Automobile Receivables Trust 2019-1, 5.6700%, 2/17/26 (144A)	2,000,000		2,036,752
Z Capital Credit Partners CLO 2019-1 Ltd, 3.8995%, 7/16/31 (144A)	7,750,000		7,786,425
Zephyrus Capital Aviation Partners 2018-1 Ltd, 4.6050%, 10/15/38 (144A)	1,543,000		1,558,430
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $729,193,775)			730,202,198
Bank Loans and Mezzanine Loans – 12.8%
Biotechnology – 0.2%
Grifols SA, Euro Interbank Offered Rate 3 Month + 2.2500%, 0%, 11/15/27ƒ,‡	3,950,000	EUR	4,465,780
Capital Goods – 1.3%
Advanced Drainage Systems Inc,
ICE LIBOR USD 1 Month + 2.2500%, 4.0000%, 9/24/26‡	917,757		923,879
DynCorp International Inc,
ICE LIBOR USD 1 Month + 6.0000%, 7.7398%, 8/18/25‡	8,761,100		8,673,489
Entegris Inc, ICE LIBOR USD 1 Month + 2.0000%, 3.7994%, 11/6/25‡	2,818,530		2,829,099
Mauser Packaging Solutions Holding Co,
ICE LIBOR USD 3 Month + 3.2500%, 5.2343%, 4/3/24‡	5,655,995		5,631,278
Reynolds Group Holdings Inc,
ICE LIBOR USD 1 Month + 2.7500%, 4.5494%, 2/5/23‡	5,614,122		5,627,316
Tamko Building Products Inc,
ICE LIBOR USD 1 Month + 3.2500%, 5.1406%, 5/29/26‡	4,091,745		4,122,433
			27,807,494
Capital Markets – 0.1%
LPL Holdings Inc, ICE LIBOR USD 1 Month + 1.7500%, 3.5420%, 11/12/26‡	1,985,000		1,992,444
Communications – 2.4%
Entravision Communications Corp,
ICE LIBOR USD 1 Month + 2.7500%, 4.5494%, 11/29/24‡	1,496,048		1,448,668
Formula One Management Ltd,
ICE LIBOR USD 1 Month + 2.5000%, 4.9000%, 2/1/24‡	14,042,000		14,090,304
GCI Holdings LLC, ICE LIBOR USD 1 Month + 2.5000%, 4.2994%, 2/2/22ƒ,‡	10,401,674		10,349,665
Lamar Media Corp, ICE LIBOR USD 1 Month + 1.7500%, 3.5625%, 3/14/25‡	2,541,084		2,551,401
Level 3 Financing Inc, ICE LIBOR USD 1 Month + 1.7500%, 4.0359%, 3/1/27‡	3,002,218		3,011,615
Lions Gate Capital Holdings LLC,
ICE LIBOR USD 3 Month + 1.7500%, 0%, 3/22/23ƒ,‡	4,245,761		4,205,389
Mission Broadcasting Inc,
ICE LIBOR USD 1 Month + 2.2500%, 4.0309%, 1/17/24‡	263,890		264,730
Nexstar Broadcasting Inc,
ICE LIBOR USD 1 Month + 2.2500%, 4.0548%, 1/17/24‡	1,328,049		1,332,272
Nexstar Broadcasting Inc, ICE LIBOR USD 1 Month + 2.7500%, 4.4516%, 9/18/26‡	3,893,805		3,911,950
Terrier Media Buyer Inc, ICE LIBOR USD 1 Month + 4.2500%, 0%, 12/17/26ƒ,‡	5,094,000		5,141,782
Traviata BV, 0%, 10/30/26ƒ,‡	4,500,000	EUR	5,040,911
Virgin Media SFA Finance Ltd,
ICE LIBOR USD 1 Month + 3.2500%, 3.9635%, 11/15/27‡	550,000	GBP	728,783
			52,077,470
Consumer Cyclical – 2.3%
18 Fremont Street Acquisition LLC,
ICE LIBOR USD 6 Month + 8.0000%, 10.0351%, 8/9/25ƒ,‡	9,683,813		9,732,232
Boardriders Inc, ICE LIBOR USD 1 Month + 6.5000%, 8.2994%, 4/23/24‡	4,848,945		4,498,609
Grizzly Finco, ICE LIBOR USD 3 Month + 3.2500%, 5.3486%, 10/1/25‡	2,970,000		2,971,247

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

10	DECEMBER 31, 2019

Janus Henderson Multi-Sector Income Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts			Value
Bank Loans and Mezzanine Loans – (continued)
Consumer Cyclical – (continued)
Mohegan Gaming & Entertainment,
ICE LIBOR USD 1 Month + 3.7500%, 5.5494%, 10/13/21‡	$8,187,603		$8,035,559
Playtika Holding Corp, ICE LIBOR USD 1 Month + 6.0000%, 7.7356%, 12/10/24‡	6,768,000		6,832,296
Six Flags Theme Parks Inc,
ICE LIBOR USD 1 Month + 1.7500%, 3.5500%, 4/17/26‡	2,880,058		2,890,628
Spectacle Gary Holdings LLC,
ICE LIBOR USD 1 Month + 9.0000%, 10.7994%, 11/6/25‡	3,203,535		3,235,571
Spectacle Gary Holdings LLC, ICE LIBOR USD 1 Month + 9.0000%, 0%, 11/6/25ƒ,‡	232,140		234,462
Stars Group Holdings BV, ICE LIBOR USD 3 Month + 3.5000%, 5.4446%, 7/10/25‡	3,051,680		3,075,727
Tacala Investment Corp, ICE LIBOR USD 1 Month + 4.0000%, 5.7994%, 1/31/25‡	6,228,304		6,237,210
Tacala Investment Corp, ICE LIBOR USD 1 Month + 7.7500%, 9.5494%, 1/30/26‡	3,254,000		3,228,424
			50,971,965
Consumer Non-Cyclical – 3.1%
Bausch Health Americas Inc,
ICE LIBOR USD 1 Month + 3.0000%, 4.7398%, 6/2/25‡	10,761,384		10,815,191
Bellring Brands LLC, ICE LIBOR USD 1 Month + 5.0000%, 6.7994%, 10/21/24‡	6,000,000		6,056,280
Change Healthcare Holdings LLC,
ICE LIBOR USD 1 Month + 2.5000%, 4.2994%, 3/1/24‡	10,249,155		10,276,418
Chobani LLC, ICE LIBOR USD 1 Month + 3.5000%, 5.9000%, 10/10/23‡	2,806,094		2,805,392
CryoLife Inc, ICE LIBOR USD 3 Month + 3.2500%, 5.1946%, 12/2/24‡	3,302,228		3,304,308
FC Compassus LLC, 0%, 10/31/26ƒ,‡	9,899,393		9,825,148
Froneri International Ltd,
ICE LIBOR USD 6 Month + 2.7500%, 3.5051%, 1/31/25‡	3,824,000	GBP	5,062,928
Gentiva Health Services Inc,
ICE LIBOR USD 1 Month + 3.7500%, 5.5625%, 7/2/25‡	2,420,779		2,431,382
Jaguar Holding Co II, ICE LIBOR USD 3 Month + 2.5000%, 0%, 8/18/22ƒ,‡	5,200,000		5,224,232
JBS USA LUX SA, ICE LIBOR USD 1 Month + 4.6100%, 3.7994%, 5/4/26‡	2,912,908		2,929,890
Lannett Co Inc, ICE LIBOR USD 1 Month + 5.3750%, 7.1744%, 11/25/22‡	6,149,122		6,132,813
NVA Holdings Inc/United States,
U.S Prime Rate 3 Month + 1.7500%, 6.5000%, 2/2/25‡	3,589,439		3,585,706
PetVet Care Centers LLC, ICE LIBOR USD 1 Month + 6.2500%, 8.0494%, 2/13/26‡	250,000		245,470
			68,695,158
Energy – 0.2%
Buckeye Partners LP, ICE LIBOR USD 1 Month + 2.7500%, 4.5309%, 11/1/26‡	3,280,000		3,305,978
PowerTeam Services LLC, ICE LIBOR USD 3 Month + 7.2500%, 9.1946%, 3/6/26‡	850,000		599,250
			3,905,228
Finance Companies – 0.3%
Jane Street Group LLC, ICE LIBOR USD 1 Month + 3.0000%, 4.7994%, 8/25/22‡	4,466,080		4,454,915
RPI Finance Trust, ICE LIBOR USD 1 Month + 2.0000%, 3.7994%, 3/27/23‡	2,989,150		3,012,046
			7,466,961
Insurance – 0.6%
HUB International Ltd, ICE LIBOR USD 3 Month + 2.7500%, 4.6896%, 4/25/25‡	5,785,316		5,777,680
HUB International Ltd, ICE LIBOR USD 3 Month + 4.0000%, 5.9026%, 4/25/25ƒ,‡	6,208,000		6,264,989
USI Inc/NY, ICE LIBOR USD 1 Month + 4.0000%, 0%, 12/2/26ƒ,‡	1,691,000		1,700,165
			13,742,834
Technology – 2.1%
Camelot Finance SA, ICE LIBOR USD 1 Month + 3.2500%, 5.0494%, 10/30/26‡	3,036,000		3,052,698
Dell International LLC, ICE LIBOR USD 1 Month + 1.7500%, 3.5400%, 3/13/24‡	1,813,243		1,820,043
Dell International LLC, ICE LIBOR USD 1 Month + 2.0000%, 3.8000%, 9/19/25‡	7,550,000		7,596,282
Excelitas Technologies , ICE LIBOR USD 3 Month + 7.5000%, 9.5886%, 12/1/25‡	1,350,000		1,296,000
Helios Software Holdings Inc,
ICE LIBOR USD 1 Month + 4.2500%, 0%, 10/24/25ƒ,‡	5,800,000		5,742,000
II-VI Inc, ICE LIBOR USD 1 Month + 3.5000%, 5.2994%, 9/24/26‡	5,612,066		5,633,111
McAfee LLC, ICE LIBOR USD 1 Month + 3.7500%, 5.5548%, 9/30/24‡	3,152,056		3,171,920
Refinitiv US Holdings Inc,
ICE LIBOR USD 1 Month + 3.2500%, 5.0494%, 10/1/25ƒ,‡	11,293,117		11,389,108

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson Multi-Sector Income Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts			Value
Bank Loans and Mezzanine Loans – (continued)
Technology – (continued)
Ultra Clean Holdings Inc,
ICE LIBOR USD 1 Month + 4.5000%, 6.2994%, 8/27/25‡	$5,737,391		$5,723,047
			45,424,209
Transportation – 0.2%
Hanjin International Corp,
ICE LIBOR USD 1 Month + 2.5000%, 4.2994%, 10/19/20‡	4,805,000		4,780,975
Total Bank Loans and Mezzanine Loans (cost $279,348,993)			281,330,518
Corporate Bonds – 37.9%
Banking – 2.0%
Banco La Hipotecaria SA, 5.5000%, 9/15/23 (144A)	5,700,000		5,944,245
CIT Group Inc, 4.7500%, 2/16/24	7,785,000		8,310,488
Citigroup Inc, 2.9000%, 12/8/21	3,100,000		3,150,229
Citigroup Inc, SOFR + 3.8130%, 5.0000%‡,µ	7,440,000		7,793,400
Goldman Sachs Group Inc,
US Treasury Yield Curve Rate + 3.2240%, 4.9500%‡,µ	4,200,000		4,351,200
JPMorgan Chase & Co, SOFR + 3.3800%, 5.0000%‡,µ	6,259,000		6,509,360
Synchrony Financial, 4.3750%, 3/19/24	1,229,000		1,310,281
Synchrony Financial, 3.9500%, 12/1/27	689,000		723,336
Synchrony Financial, 5.1500%, 3/19/29	4,935,000		5,608,192
			43,700,731
Basic Industry – 4.9%
Albemarle Wodgina Pty Ltd, 3.4500%, 11/15/29 (144A)	10,146,000		10,135,317
Alcoa Nederland Holding BV, 6.7500%, 9/30/24 (144A)	4,283,000		4,506,101
Aleris International Inc, 10.7500%, 7/15/23 (144A)	12,204,000		12,722,670
Allegheny Technologies Inc, 7.8750%, 8/15/23	1,046,000		1,172,388
Allegheny Technologies Inc, 5.8750%, 12/1/27	8,854,000		9,296,700
Braskem Netherlands Finance BV, 4.5000%, 1/31/30	9,160,000		9,118,780
CF Industries Inc, 3.4000%, 12/1/21 (144A)	1,964,000		2,013,551
Element Solutions Inc, 5.8750%, 12/1/25 (144A)	1,633,000		1,708,526
First Quantum Minerals Ltd, 7.0000%, 2/15/21 (144A)	5,263,000		5,276,158
First Quantum Minerals Ltd, 7.2500%, 4/1/23 (144A)	6,916,000		7,159,996
First Quantum Minerals Ltd, 6.8750%, 3/1/26 (144A)	7,975,000		8,074,688
Freeport-McMoRan Inc, 3.5500%, 3/1/22	12,459,000		12,614,737
Glencore Funding LLC, 4.1250%, 3/12/24 (144A)	3,722,000		3,895,350
Hudbay Minerals Inc, 7.2500%, 1/15/23 (144A)	7,324,000		7,594,073
Infrabuild Australia Pty Ltd, 12.0000%, 10/1/24 (144A)	3,398,000		3,502,590
OCI NV, 5.2500%, 11/1/24 (144A)	2,769,000		2,872,838
Starfruit Finco BV / Starfruit US Holdco LLC, 8.0000%, 10/1/26 (144A)	5,276,000		5,592,560
			107,257,023
Capital Goods – 3.6%
ARD Finance SA, 5.0000%, 6/30/27 (144A)	7,440,000	EUR	8,409,825
ARD Finance SA, 6.5000%, 6/30/27 (144A)	8,785,000		9,083,251
BWAY Holding Co, 7.2500%, 4/15/25 (144A)	3,816,000		3,768,300
LABL Escrow Issuer LLC, 6.7500%, 7/15/26 (144A)	6,413,000		6,813,813
LABL Escrow Issuer LLC, 10.5000%, 7/15/27 (144A)	9,501,000		9,711,922
Standard Industries Inc/NJ, 2.2500%, 11/21/26 (144A)	8,980,000	EUR	10,368,889
Summit Materials LLC / Summit Materials Finance Corp,
6.5000%, 3/15/27 (144A)	4,793,000		5,152,475
Trivium Packaging Finance BV, 5.5000%, 8/15/26 (144A)	4,946,000		5,211,848
Trivium Packaging Finance BV, 8.5000%, 8/15/27 (144A)	3,359,000		3,736,888
Victoria PLC, 5.2500%, 7/15/24 (144A)	9,045,000	EUR	10,756,649
Wabtec Corp, ICE LIBOR USD 3 Month + 1.3000%, 3.1936%, 9/15/21‡	1,831,000		1,831,277
Wabtec Corp, 4.9500%, 9/15/28	3,330,000		3,661,152
Zekelman Industries Inc, 9.8750%, 6/15/23 (144A)	502,000		527,728
			79,034,017
Capital Markets – 0.3%
LPL Holdings Inc, 4.6250%, 11/15/27 (144A)	5,371,000		5,478,420

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

12	DECEMBER 31, 2019

Janus Henderson Multi-Sector Income Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts			Value
Corporate Bonds – (continued)
Communications – 3.8%
Altice Luxembourg SA, 7.6250%, 2/15/25 (144A)	$5,629,000		$5,854,160
Belo Corp, 7.2500%, 9/15/27	32,000		36,400
CenturyLink Inc, 5.1250%, 12/15/26 (144A)	5,475,000		5,571,524
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.8000%, 3/1/50	4,916,000		5,165,910
CSC Holdings LLC, 5.7500%, 1/15/30 (144A)	12,991,000		13,867,892
Diamond Sports Group LLC / Diamond Sports Finance Co,
5.3750%, 8/15/26 (144A)	3,550,000		3,591,010
Intelsat Connect Finance SA, 9.5000%, 2/15/23 (144A)	5,590,000		3,911,323
LCPR Senior Secured Financing DAC, 6.7500%, 10/15/27 (144A)	3,882,000		4,114,920
Level 3 Financing Inc, 5.3750%, 8/15/22	4,073,000		4,088,070
Level 3 Financing Inc, 3.4000%, 3/1/27 (144A)	2,667,000		2,685,749
Level 3 Financing Inc, 3.8750%, 11/15/29 (144A)	5,000,000		5,037,500
Netflix Inc, 4.6250%, 5/15/29	2,600,000	EUR	3,250,073
Outfront Media Capital LLC / Outfront Media Capital Corp,
4.6250%, 3/15/30 (144A)	1,967,000		2,001,423
Qwest Corp, 6.8750%, 9/15/33	4,129,000		4,147,581
SES GLOBAL Americas Holdings GP, 5.3000%, 3/25/44 (144A)	2,958,000		2,875,823
SES SA, 5.3000%, 4/4/43 (144A)	1,266,000		1,219,028
Terrier Media Buyer Inc, 8.8750%, 12/15/27 (144A)	4,432,000		4,686,840
T-Mobile USA Inc, 6.5000%, 1/15/24	5,519,000		5,677,782
Viacom Inc, 4.3750%, 3/15/43	950,000		1,004,683
Viacom Inc, 5.2500%, 4/1/44	846,000		979,154
Viacom Inc, ICE LIBOR USD 3 Month + 3.8950%, 5.8750%, 2/28/57‡	2,662,000		2,768,480
			82,535,325
Consumer Cyclical – 4.6%
American Axle & Manufacturing Inc, 6.6250%, 10/15/22	3,347,000		3,393,021
Ashton Woods USA LLC / Ashton Woods Finance Co, 6.7500%, 8/1/25 (144A)	1,935,000		1,978,538
CCM Merger Inc, 6.0000%, 3/15/22 (144A)	7,059,000		7,200,180
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
10.5000%, 2/15/23 (144A)	6,589,000		6,918,450
eG Global Finance PLC, 6.7500%, 2/7/25 (144A)	3,488,000		3,540,320
eG Global Finance PLC, 8.5000%, 10/30/25 (144A)	3,996,000		4,240,755
Enterprise Development Authority, 12.0000%, 7/15/24 (144A)	9,279,000		10,624,455
GLP Capital LP / GLP Financing II Inc, 4.0000%, 1/15/30	2,313,000		2,360,879
Golden Entertainment Inc, 7.6250%, 4/15/26 (144A)	8,277,000		8,918,468
Golden Nugget Inc, 6.7500%, 10/15/24 (144A)	2,364,000		2,446,740
Golden Nugget Inc, 8.7500%, 10/1/25 (144A)	3,641,000		3,893,594
IHO Verwaltungs GmbH, 3.8750%, 5/15/27 (144A)	8,638,149	EUR	10,245,679
IHS Markit Ltd, 5.0000%, 11/1/22 (144A)	2,500,000		2,663,599
IHS Markit Ltd, 4.1250%, 8/1/23	2,000,000		2,125,140
Men's Wearhouse Inc, 7.0000%, 7/1/22	1,935,000		1,847,925
Mohegan Gaming & Entertainment, 7.8750%, 10/15/24 (144A)	10,336,000		10,542,720
Scientific Games International Inc, 7.0000%, 5/15/28 (144A)	6,784,000		7,258,880
Twin River Worldwide Holdings Inc, 6.7500%, 6/1/27 (144A)	8,019,000		8,379,855
Uber Technologies Inc, 7.5000%, 11/1/23 (144A)	3,290,000		3,438,050
			102,017,248
Consumer Non-Cyclical – 6.4%
AbbVie Inc, 2.9500%, 11/21/26 (144A)	8,918,000		9,051,360
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC,
5.8750%, 2/15/28 (144A)	3,594,000		3,818,625
AMN Healthcare Inc, 4.6250%, 10/1/27 (144A)	3,572,000		3,580,930
Avantor Inc, 4.7500%, 10/1/24	2,862,000	EUR	3,414,671
Bausch Health Americas Inc, 9.2500%, 4/1/26 (144A)	601,000		690,309
Bausch Health Americas Inc, 8.5000%, 1/31/27 (144A)	5,290,000		6,024,252
Bausch Health Cos Inc, 5.0000%, 1/30/28 (144A)#	7,265,000		7,456,723
Conagra Brands Inc, 4.8500%, 11/1/28	3,393,000		3,888,038
DH Europe Finance II Sarl, 2.2000%, 11/15/24	6,344,000		6,346,578
DH Europe Finance II Sarl, 3.2500%, 11/15/39	7,276,000		7,314,015

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson Multi-Sector Income Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts			Value
Corporate Bonds – (continued)
Consumer Non-Cyclical – (continued)
Dole Food Co Inc, 7.2500%, 6/15/25 (144A)	$8,957,000		$8,665,898
Elanco Animal Health Inc, 4.9000%, 8/28/28	3,015,000		3,276,942
Hasbro Inc, 3.0000%, 11/19/24	5,056,000		5,077,330
Hasbro Inc, 3.5500%, 11/19/26	5,048,000		5,077,859
Hasbro Inc, 3.9000%, 11/19/29	15,725,000		15,819,267
HLF Financing Sarl LLC / Herbalife International Inc,
7.2500%, 8/15/26 (144A)	7,600,000		8,056,000
Keurig Dr Pepper Inc, 3.4000%, 11/15/25	5,419,000		5,654,603
Kraft Heinz Foods Co, 5.0000%, 7/15/35	3,075,000		3,409,574
Mylan Inc, 4.5500%, 4/15/28	7,297,000		7,846,265
NBM US Holdings Inc, 6.6250%, 8/6/29 (144A)	3,138,000		3,407,899
Newell Brands Inc, 4.2000%, 4/1/26	9,722,000		10,128,111
Newell Brands Inc, 5.5000%, 4/1/46	1,622,000		1,734,012
Smithfield Foods Inc, 5.2000%, 4/1/29 (144A)	4,884,000		5,409,897
Tesco Corporate Treasury Services PLC, 0.8750%, 5/29/26	4,598,000	EUR	5,167,967
			140,317,125
Electric – 1.6%
Black Hills Corp, 3.0500%, 10/15/29	11,950,000		11,889,456
Calpine Corp, 5.1250%, 3/15/28 (144A)	15,228,000		15,543,220
Enel Finance International NV, 4.6250%, 9/14/25 (144A)	7,147,000		7,791,267
			35,223,943
Energy – 2.2%
Antero Resources Corp, 5.3750%, 11/1/21	3,158,000		3,007,008
Cheniere Corpus Christi Holdings LLC, 3.7000%, 11/15/29 (144A)	4,102,000		4,183,147
DCP Midstream Operating LP, 5.6000%, 4/1/44	2,517,000		2,435,198
EnLink Midstream LLC, 5.3750%, 6/1/29	2,556,000		2,402,640
EQM Midstream Partners LP, 5.5000%, 7/15/28	1,750,000		1,718,076
EQT Corp, ICE LIBOR USD 3 Month + 0.7700%, 2.8686%, 10/1/20‡	322,000		321,111
Extraction Oil & Gas Inc, 5.6250%, 2/1/26 (144A)	1,493,000		895,800
Great Western Petroleum LLC / Great Western Finance Corp,
9.0000%, 9/30/21 (144A)	3,794,000		3,390,888
Hess Midstream Operations LP, 5.1250%, 6/15/28 (144A)	6,687,000		6,770,588
NGPL PipeCo LLC, 7.7680%, 12/15/37 (144A)	1,812,000		2,335,167
QEP Resources Inc, 6.8750%, 3/1/21	3,949,000		4,087,215
Range Resources Corp, 5.0000%, 8/15/22	1,826,000		1,789,480
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp,
4.7500%, 10/1/23 (144A)	1,938,000		1,933,155
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp,
5.5000%, 9/15/24 (144A)	8,649,000		8,692,245
USA Compression Partners LP / USA Compression Finance Corp, 6.8750%, 9/1/27	4,035,000		4,202,856
			48,164,574
Finance Companies – 0.4%
Global Aircraft Leasing Co Ltd, 6.5000%, 9/15/24 (144A)	7,977,000		8,323,601
Financial Institutions – 1.2%
Banco La Hipotecaria SA, 4.1250%, 12/15/24 (144A)	5,000,000		5,000,000
CPI Property Group SA, 4.7500%, 3/8/23	5,366,000		5,636,618
CPI Property Group SA, EUR SWAP ANNUAL 5 YR + 4.9440%, 4.8750%‡,µ	5,589,000	EUR	6,574,243
Vivion Investments Sarl, 3.0000%, 8/8/24	8,800,000	EUR	10,065,862
			27,276,723
Government Sponsored – 0.1%
Electricite de France SA, 2.0000%, 10/2/30	2,000,000	EUR	2,505,110
Industrial – 0.4%
AT Securities BV, USD SWAP SEMI 30/360 5YR + 3.5460%, 5.2500%‡,µ	5,000,000		5,202,500
Great Lakes Dredge & Dock Corp, 8.0000%, 5/15/22	3,832,000		4,052,340
			9,254,840
Industrial Conglomerates – 0.3%
General Electric Co, ICE LIBOR USD 3 Month + 3.3300%, 5.0000%‡,µ	6,712,000		6,574,136

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

14	DECEMBER 31, 2019

Janus Henderson Multi-Sector Income Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts			Value
Corporate Bonds – (continued)
Insurance – 0.9%
Assurant Inc, 3.7000%, 2/22/30	$5,362,000		$5,428,319
Brown & Brown Inc, 4.5000%, 3/15/29	3,538,000		3,889,114
Magellan Health Inc, 4.9000%, 9/22/24	4,695,000		4,812,375
Unum Group, 4.0000%, 6/15/29	4,909,000		5,149,055
			19,278,863
Natural Gas – 0.1%
Engie SA, 1.3750%, 6/21/39	2,700,000	EUR	3,127,184
Real Estate Investment Trusts (REITs) – 1.1%
American Homes 4 Rent LP, 4.2500%, 2/15/28	2,350,000		2,500,513
CubeSmart LP, 3.0000%, 2/15/30	8,000,000		7,898,491
CyrusOne LP / CyrusOne Finance Corp, 2.9000%, 11/15/24	3,303,000		3,315,684
CyrusOne LP / CyrusOne Finance Corp, 3.4500%, 11/15/29	3,532,000		3,541,678
EPR Properties, 3.7500%, 8/15/29	7,830,000		7,926,909
			25,183,275
Technology – 3.0%
Alliance Data Systems Corp, 4.7500%, 12/15/24 (144A)	8,276,000		8,255,310
Broadridge Financial Solutions Inc, 2.9000%, 12/1/29	9,032,000		9,020,996
Dell International LLC / EMC Corp, 5.3000%, 10/1/29 (144A)	9,886,000		11,132,310
Equifax Inc, ICE LIBOR USD 3 Month + 0.8700%, 2.7799%, 8/16/21‡	2,950,000		2,960,718
Equinix Inc, 2.6250%, 11/18/24	10,275,000		10,294,111
Equinix Inc, 2.9000%, 11/18/26	5,734,000		5,744,035
Juniper Networks Inc, 3.7500%, 8/15/29	10,106,000		10,497,144
Micron Technology Inc, 4.9750%, 2/6/26	3,460,000		3,838,017
Micron Technology Inc, 5.3270%, 2/6/29	3,460,000		3,965,527
			65,708,168
Transportation – 1.0%
Abertis Infraestructuras SA, 2.3750%, 9/27/27	2,000,000	EUR	2,415,500
Abertis Infraestructuras SA, 1.8750%, 3/26/32	2,800,000	EUR	3,076,476
Autostrade per l'Italia SpA, 4.3750%, 9/16/25	5,823,000	EUR	7,163,266
Trinity Industries Inc, 4.5500%, 10/1/24	6,023,000		6,223,718
Watco Cos LLC / Watco Finance Corp, 6.3750%, 4/1/23 (144A)	3,788,000		3,844,820
			22,723,780
Total Corporate Bonds (cost $811,978,416)			833,684,086
Mortgage-Backed Securities – 20.6%
Fannie Mae:
3.5000%, 8/25/33	6,835,000		7,086,596
4.5000%, 9/25/48	25,000,000		26,323,000
3.5000%, 7/25/49	51,065,770		51,794,211
2.5000%, 8/25/49	20,000,000		19,775,620
			104,979,427
Fannie Mae Pool:
2.5000%, 9/1/34	9,918		10,041
2.5000%, 9/1/34	7,723		7,819
2.5000%, 10/1/34	749,586		758,925
3.0000%, 10/1/34	388,764		400,364
2.5000%, 1/1/35	20,000,000		20,182,781
6.0000%, 2/1/37	1,192		1,377
3.0000%, 9/1/42	2,370,836		2,439,280
3.5000%, 10/1/42	10,757		11,325
3.5000%, 12/1/42	23,668		24,916
3.0000%, 1/1/43	3,041,779		3,129,592
3.0000%, 2/1/43	1,222,033		1,257,312
3.0000%, 2/1/43	93,951		96,518
3.5000%, 2/1/43	53,130		55,932
3.0000%, 3/1/43	3,085,811		3,170,130
3.0000%, 3/1/43	1,075,295		1,104,677
3.5000%, 4/1/43	327,617		344,899
3.0000%, 5/1/43	889,768		914,081

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson Multi-Sector Income Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
3.0000%, 5/1/43	$3,374	$3,466
3.5000%, 11/1/43	261,142	274,916
3.5000%, 4/1/44	20,234	21,478
5.0000%, 7/1/44	13,781	15,108
4.5000%, 10/1/44	7,056	7,784
3.5000%, 2/1/45	72,106	75,910
3.5000%, 2/1/45	69,818	73,501
4.5000%, 3/1/45	11,341	12,513
3.0000%, 7/1/45	4,660,197	4,787,536
3.5000%, 12/1/45	7,073	7,516
4.5000%, 2/1/46	19,929	21,649
3.5000%, 7/1/46	203,249	213,480
3.5000%, 7/1/46	27,745	29,249
3.5000%, 8/1/46	52,766	55,283
3.0000%, 9/1/46	2,084,513	2,144,691
3.0000%, 11/1/46	358,201	365,935
3.0000%, 1/1/47	199,053	203,350
3.5000%, 1/1/47	225,366	238,980
3.0000%, 2/1/47	23,764	24,516
4.0000%, 5/1/47	1,781,760	1,922,162
4.5000%, 5/1/47	3,734	4,051
4.5000%, 5/1/47	2,933	3,155
4.5000%, 5/1/47	2,699	2,898
4.5000%, 5/1/47	2,330	2,501
4.5000%, 5/1/47	2,256	2,448
4.5000%, 5/1/47	1,790	1,926
4.0000%, 6/1/47	3,296	3,466
4.0000%, 6/1/47	1,644	1,728
4.5000%, 6/1/47	10,611	11,299
4.0000%, 7/1/47	2,669	2,807
4.0000%, 7/1/47	2,408	2,532
4.5000%, 7/1/47	8,006	8,524
4.5000%, 7/1/47	5,701	6,071
4.5000%, 7/1/47	5,674	6,041
3.5000%, 8/1/47	8,657	8,993
3.5000%, 8/1/47	6,554	6,864
4.0000%, 8/1/47	4,834	5,083
4.0000%, 8/1/47	2,964	3,117
4.5000%, 8/1/47	8,284	8,820
4.5000%, 8/1/47	1,113	1,185
4.0000%, 9/1/47	73,968	80,612
4.5000%, 9/1/47	433,760	461,849
4.5000%, 9/1/47	5,903	6,285
4.5000%, 9/1/47	4,670	4,972
4.0000%, 10/1/47	413,019	434,290
4.0000%, 10/1/47	6,797	7,147
4.0000%, 10/1/47	5,939	6,245
4.0000%, 10/1/47	3,736	3,929
4.0000%, 10/1/47	3,136	3,297
3.5000%, 11/1/47	1,013,546	1,074,169
4.0000%, 11/1/47	8,590	9,032
4.0000%, 11/1/47	2,406	2,530
4.5000%, 11/1/47	6,508	6,929
3.5000%, 12/1/47	252,881	263,712
3.5000%, 12/1/47	5,379	5,579
3.5000%, 1/1/48	9,038	9,425
3.5000%, 1/1/48	7,961	8,279
4.0000%, 1/1/48	224,863	236,443
4.0000%, 1/1/48	31,329	33,066

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

16	DECEMBER 31, 2019

Janus Henderson Multi-Sector Income Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
3.0000%, 2/1/48	$75,017	$77,446
3.5000%, 2/1/48	62,552	65,387
4.0000%, 2/1/48	84,168	90,064
3.5000%, 3/1/48	4,879,681	5,103,880
3.5000%, 3/1/48	5,598	5,829
4.0000%, 3/1/48	12,378	13,039
4.5000%, 3/1/48	9,909	10,507
3.5000%, 4/1/48	20,389	21,354
4.5000%, 4/1/48	8,665	9,188
3.0000%, 5/1/48	40,053	40,992
4.0000%, 5/1/48	31,382	32,756
4.5000%, 5/1/48	6,266	6,644
4.5000%, 5/1/48	6,257	6,635
4.5000%, 6/1/48	6,743	7,150
4.0000%, 9/25/48	34,180,000	35,551,302
4.0000%, 10/1/48	16,450	17,402
3.5000%, 1/1/49	813,519	850,392
4.5000%, 1/1/49	2,146,928	2,262,183
3.5000%, 7/1/49	294,138	302,914
3.0000%, 9/1/49	1,801,555	1,833,104
3.0000%, 9/1/49	1,258,633	1,282,869
3.0000%, 1/1/50	6,415,352	6,511,252
3.0000%, 2/1/57	7,903,718	8,118,763
3.5000%, 2/1/57	15,381,749	16,218,492
		125,599,835
Freddie Mac Gold Pool:
6.0000%, 4/1/40	27,867	32,330
4.5000%, 5/1/44	6,943	7,528
3.5000%, 9/1/47	31,358	32,944
3.5000%, 9/1/47	23,743	24,679
3.5000%, 9/1/47	13,267	13,790
3.5000%, 12/1/47	97,844	103,164
3.5000%, 3/1/48	252,710	264,919
3.5000%, 4/1/48	71,896	75,370
3.5000%, 8/1/48	985,872	1,033,502
3.5000%, 11/1/48	1,209,149	1,270,304
4.5000%, 12/1/48	1,403,119	1,502,223
4.0000%, 1/1/49	87,453	94,011
4.0000%, 6/1/49	1,652,875	1,719,809
		6,174,573
Freddie Mac Pool:
3.0000%, 5/1/31	5,602,901	5,771,615
3.0000%, 9/1/32	477,669	492,317
3.0000%, 1/1/33	251,594	259,309
2.5000%, 7/1/34	37,293	37,634
2.5000%, 9/1/34	21,837	22,109
2.5000%, 10/1/34	146,044	147,721
3.0000%, 10/1/34	694,391	716,197
3.0000%, 10/1/34	302,967	312,007
3.0000%, 2/1/43	8,220	8,457
3.5000%, 2/1/43	9,804	10,322
3.0000%, 3/1/43	204,696	210,583
3.0000%, 3/1/43	5,664	5,819
3.0000%, 11/1/43	9,341,576	9,611,217
3.5000%, 2/1/44	26,118	27,496
3.5000%, 12/1/44	521,615	549,142
3.0000%, 1/1/45	8,122	8,344
4.0000%, 5/1/46	6,036	6,369
3.5000%, 7/1/46	7,562	7,925

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Multi-Sector Income Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Freddie Mac Pool – (continued)
3.0000%, 10/1/46	$36,176	$37,024
3.5000%, 11/1/46	120,632	126,382
4.0000%, 3/1/47	17,709	18,818
4.0000%, 4/1/47	3,361,415	3,596,599
3.5000%, 11/1/47	558,212	588,203
3.5000%, 11/1/47	214,383	223,565
3.5000%, 12/1/47	556,494	586,393
3.5000%, 12/1/47	8,023	8,367
3.5000%, 2/1/48	7,712	8,030
3.5000%, 2/1/48	7,696	7,985
3.5000%, 3/1/48	573,878	604,711
4.0000%, 3/1/48	8,608	9,067
4.0000%, 4/1/48	285,904	298,083
4.0000%, 4/1/48	4,768	5,015
4.0000%, 5/1/48	132,629	138,435
4.0000%, 5/1/48	57,343	59,854
4.0000%, 6/1/48	9,727	10,153
4.5000%, 1/1/49	3,384,040	3,568,457
4.5000%, 4/1/49	4,842,221	5,137,133
4.0000%, 5/1/49	11,847,920	12,419,561
4.0000%, 5/1/49	1,615,771	1,687,189
3.5000%, 6/1/49	9,095,180	9,430,390
3.5000%, 6/1/49	1,778,849	1,830,224
4.5000%, 6/1/49	2,874,886	3,031,566
3.5000%, 7/1/49	10,851,596	11,254,931
3.5000%, 7/1/49	10,685,423	11,072,565
3.5000%, 7/1/49	9,273,525	9,580,533
3.5000%, 8/1/49	9,785,375	10,139,907
3.5000%, 8/1/49	7,274,967	7,543,091
3.5000%, 8/1/49	7,161,395	7,411,906
3.5000%, 8/1/49	2,205,307	2,269,000
3.5000%, 8/1/49	1,779,285	1,830,673
3.0000%, 9/1/49	403,275	410,090
3.5000%, 9/1/49	8,683,490	9,080,160
3.0000%, 10/1/49	1,472,922	1,500,782
3.0000%, 10/1/49	567,043	575,439
3.0000%, 10/1/49	512,871	520,465
3.0000%, 10/1/49	277,638	282,330
3.0000%, 10/1/49	207,479	210,986
3.0000%, 10/1/49	147,216	149,704
3.0000%, 11/1/49	74,588	75,661
3.0000%, 12/1/49	3,451,000	3,502,103
3.0000%, 12/1/49	2,057,000	2,087,460
		141,133,573
Ginnie Mae:
4.5000%, 7/20/48	3,189,000	3,333,940
3.5000%, 10/20/48	40,174,000	41,407,342
4.0000%, 10/20/48	19,560,000	20,246,360
		64,987,642
Ginnie Mae I Pool:
4.5000%, 8/15/46	27,346	30,065
4.0000%, 7/15/47	11,790	12,379
4.0000%, 8/15/47	2,116	2,221
4.0000%, 11/15/47	7,089	7,443
4.0000%, 12/15/47	8,913	9,357
		61,465
Ginnie Mae II Pool:
4.5000%, 5/20/48	19,706	20,685
4.5000%, 5/20/48	4,665	4,896

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

18	DECEMBER 31, 2019

Janus Henderson Multi-Sector Income Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Ginnie Mae II Pool – (continued)
5.0000%, 4/20/49	$9,528,219	$10,029,712
		10,055,293
Total Mortgage-Backed Securities (cost $450,161,432)		452,991,808
Preferred Stocks – 0.9%
Asset-Backed Securities – 0.3%
Prosper Pass-Thru Trust II Series 2019-St1 (144A)	27,406,764	6,100,746
Banks – 0%
Citigroup Capital XIII, 8.6400%	36,600	1,017,480
Consumer Finance – 0.6%
Synchrony Financial, 5.6250%	470,500	12,021,275
Specialty Retail – 0%
Quiksilver Inc Bankruptcy Equity Certificate¢	542	22,759
Total Preferred Stocks (cost $19,616,475)		19,162,260
Investment Companies – 4.5%
Money Markets – 4.5%
Janus Henderson Cash Liquidity Fund LLC, 1.7210%ºº,£ (cost $98,346,192)	98,345,963	98,345,963
Investments Purchased with Cash Collateral from Securities Lending – 0.2%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 1.4338%ºº,£	2,924,620	2,924,620
Time Deposits – 0.1%
Canadian Imperial Bank of Commerce, 1.6000%, 1/2/20	$731,155	731,155
Total Investments Purchased with Cash Collateral from Securities Lending (cost $3,655,775)		3,655,775
Total Investments (total cost $2,392,301,058) – 110.1%		2,419,372,608
Liabilities, net of Cash, Receivables and Other Assets – (10.1)%		(222,616,421)
Net Assets – 100%		$2,196,756,187

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,958,168,342	80.9%
Cayman Islands	217,239,607	9.0
United Kingdom	43,587,706	1.8
Luxembourg	42,669,090	1.8
Zambia	20,510,842	0.9
Germany	20,489,090	0.8
Netherlands	17,414,134	0.7
Italy	14,954,533	0.6
Canada	13,641,047	0.6
Brazil	12,526,679	0.5
Czech Republic	12,210,861	0.5
Panama	10,944,245	0.5
Spain	9,957,756	0.4
Ireland	5,751,217	0.2
France	5,632,294	0.2
South Korea	4,780,975	0.2
Switzerland	3,895,350	0.2
Australia	3,502,590	0.1
Bermuda	1,496,250	0.1

Total	$2,419,372,608	100.0%

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson Multi-Sector Income Fund

Schedule of Investments (unaudited)

December 31, 2019

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/19
Investment Companies - 4.5%
Money Markets - 4.5%
Janus Henderson Cash Liquidity Fund LLC, 1.7210%ºº	$1,592,025	$2,771	$2,619	$98,345,963
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 1.4338%ºº	66,941∆	-	-	2,924,620
Total Affiliated Investments - 4.6%	$1,658,966	$2,771	$2,619	$101,270,583

	Share Balance at 6/30/19	Purchases	Sales	Share Balance at 12/31/19
Investment Companies - 4.5%
Money Markets - 4.5%
Janus Henderson Cash Liquidity Fund LLC, 1.7210%ºº	125,698,916	769,554,034	(796,906,987)	98,345,963
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 1.4338%ºº	8,954,508	30,853,387	(36,883,275)	2,924,620

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America, National Association:
British Pound	2/19/20	(9,900)	$12,903	$(226)
Euro	2/19/20	(35,255,600)	39,041,289	(619,355)

				(619,581)
Barclays Capital, Inc.:
British Pound	2/19/20	(136,000)	175,685	(4,669)
Euro	2/19/20	369,000	(412,146)	2,960

				(1,709)
BNP Paribas:
Euro	2/19/20	(718,000)	794,396	(13,315)

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

20	DECEMBER 31, 2019

Janus Henderson Multi-Sector Income Fund

Schedule of Investments (unaudited)

December 31, 2019

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)

Citibank, National Association:
British Pound	2/19/20	(254,300)	$328,529	$(8,705)
Euro	2/19/20	(26,419,000)	29,231,408	(488,539)

				(497,244)
HSBC Securities (USA), Inc.:
British Pound	2/19/20	(870,000)	1,123,758	(29,978)
Euro	2/19/20	15,000	(16,596)	278

				(29,700)
JPMorgan Chase Bank, National Association:
British Pound	2/19/20	(3,112,800)	4,021,470	(106,517)
Euro	2/19/20	(25,440,800)	28,223,568	(395,957)

				(502,474)
Total				$(1,664,023)

Schedule of Futures

Description	Number of Contracts	Expiration Date	Value and Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)
Futures Purchased:
2-Year US Treasury Note	310	3/31/20	$66,805,000	$(45,842)	$14,531
5-Year US Treasury Note	554	3/31/20	65,709,594	(246,703)	(12,985)
90 Day Euro	75	3/16/20	18,424,688	276,563	938
90 Day Euro	75	6/15/20	18,433,125	285,938	(938)
90 Day Euro	75	9/14/20	18,443,438	295,313	(938)
US Treasury Long Bond	103	3/20/20	16,058,344	(347,983)	(35,406)
US Treasury Long Bond	269	3/20/20	48,865,531	(1,625,468)	(311,031)
Total - Futures Purchased				(1,408,182)	(345,829)
Futures Sold:
Ultra 10-Year Treasury Note	123	3/20/20	(17,306,484)	215,090	21,141
Total				$(1,193,092)	$(324,688)

Schedule of Centrally Cleared Interest Rate Swaps
Payments made by Fund	Payments received by Fund	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)
1.66% Fixed Rate	ICE LIBOR USD 3 Month	Semiannual	8/23/49	22,000,000	USD	$750	$2,084,844	$122,476

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	21

Janus Henderson Multi-Sector Income Fund

Schedule of Investments (unaudited)

December 31, 2019

Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Reference Asset	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)
CDX.NA.HY.S33, Fixed Rate of 5.00%, Paid Quarterly	12/20/24	50,490,000	USD	$(3,672,802)	$(1,283,694)	$17,516

The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of December 31, 2019.

Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of December 31, 2019

	Credit Contracts	Currency Contracts	Interest Rate Contracts	Total
Asset Derivatives:
Forward foreign currency exchange contracts	$ -	$ 3,238	$ -	$ 3,238
Variation margin receivable	17,516	938	158,148	176,602

Total Asset Derivatives	$ 17,516	$ 4,176	$ 158,148	$ 179,840

Liability Derivatives:
Forward foreign currency exchange contracts	$ -	$1,667,261	$ -	$1,667,261
Variation margin payable		1,876	359,422	361,298

Total Liability Derivatives	$ -	$1,669,137	$ 359,422	$2,028,559

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended December 31, 2019.

The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended December 31, 2019

Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Credit Contracts	Currency Contracts	Interest Rate Contracts	Total
Futures contracts	$ -	$ -	$ 1,905,637	$ 1,905,637
Forward foreign currency exchange contracts	-	1,731,936	-	1,731,936
Swap contracts	(222,750)	-	124,374	(98,376)

Total	$(222,750)	$ 1,731,936	$ 2,030,011	$ 3,539,197

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Credit Contracts	Currency Contracts	Interest Rate Contracts	Total
Futures contracts	$ -	$ (32,812)	$ (4,133,901)	$(4,166,713)
Forward foreign currency exchange contracts	-	(1,666,677)	-	(1,666,677)
Swap contracts	(963,427)	-	2,084,844	1,121,417

Total	$(963,427)	$(1,699,489)	$ (2,049,057)	$(4,711,973)

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

22	DECEMBER 31, 2019

Janus Henderson Multi-Sector Income Fund

Schedule of Investments (unaudited)

December 31, 2019

Please see the "Net Realized Gain/(Loss) on Investments" "Change in Unrealized Net Appreciation/Depreciation" sections of the Fund’s Statement of Operations.

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended December 31, 2019

Market Value(a)
Credit default swaps, buy protection	$ (2,052,588)
Forward foreign currency exchange contracts, purchased	76,665
Forward foreign currency exchange contracts, sold	64,217,464
Futures contracts, purchased	329,904,962
Futures contracts, sold	42,973,510
Interest rate swaps, pay fixed rate/receive floating rate	525,406

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount purchased or sold.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	23

Janus Henderson Multi-Sector Income Fund

Notes to Schedule of Investments and Other Information (unaudited)

Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based measure of the investment grade, US dollar-denominated, fixed-rate taxable bond market.

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2019 is $1,147,749,973, which represents 52.2% of net assets.

ƒ

All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See Notes to Financial Statements.

‡

Variable or floating rate security. Rate shown is the current rate as of December 31, 2019. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of December 31, 2019.

#	Loaned security; a portion of the security is on loan at December 31, 2019.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

¤

Interest only security. An interest only security represents the interest only portion of a pool of underlying mortgages or mortgage-backed securities which are separated and sold individually from the principal portion of the securities. Principal amount shown represents the par value on which interest payments are based.

¢	Security is valued using significant unobservable inputs.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

24	DECEMBER 31, 2019

Janus Henderson Multi-Sector Income Fund

Notes to Schedule of Investments and Other Information (unaudited)

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2019. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$730,202,198	$-
Bank Loans and Mezzanine Loans	-	281,330,518	-
Corporate Bonds	-	833,684,086	-
Mortgage-Backed Securities	-	452,991,808	-
Preferred Stocks	-	19,139,501	22,759
Investment Companies	-	98,345,963	-
Investments Purchased with Cash Collateral from Securities Lending	-	3,655,775	-
Total Investments in Securities	$-	$2,419,349,849	$22,759
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	3,238	-
Variation Margin Receivable	36,610	139,992	-
Total Assets	$36,610	$2,419,493,079	$22,759
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$1,667,261	$-
Variation Margin Payable	361,298	-	-
Total Liabilities	$361,298	$1,667,261	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Janus Investment Fund	25

Janus Henderson Multi-Sector Income Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2019

See footnotes at the end of the Statement.

Assets:
Unaffiliated investments, at value(1)(2)	$2,318,102,025
Affiliated investments, at value(3)	101,270,583
Cash	18,185,117
Deposits with brokers for centrally cleared derivatives	3,670,000
Deposits with brokers for futures	3,310,000
Forward foreign currency exchange contracts	3,238
Cash denominated in foreign currency(4)	8,986,793
Variation margin receivable	176,602
Non-interested Trustees' deferred compensation	56,209
Receivables:
Investments sold	21,416,539
Interest	14,815,149
Fund shares sold	6,547,257
Dividends from affiliates	153,557
Other assets	6,829,993
Total Assets	2,503,523,062
Liabilities:
Collateral for securities loaned (Note 3)	3,655,775
Forward foreign currency exchange contracts	1,667,261
Closed foreign currency contracts	32,772
Variation margin payable	361,298
Payables:	—
Investments purchased	292,265,415
Fund shares repurchased	6,976,825
Advisory fees	1,028,588
Transfer agent fees and expenses	232,578
Dividends	214,896
Non-interested Trustees' deferred compensation fees	56,209
12b-1 Distribution and shareholder servicing fees	55,053
Professional fees	22,078
Custodian fees	7,098
Affiliated fund administration fees payable	4,598
Non-interested Trustees' fees and expenses	1,116
Accrued expenses and other payables	185,315
Total Liabilities	306,766,875
Net Assets	$2,196,756,187

See Notes to Financial Statements.

26	DECEMBER 31, 2019

Janus Henderson Multi-Sector Income Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2019

Net Assets Consist of:
Capital (par value and paid-in surplus)	$2,163,738,414
Total distributable earnings (loss)	33,017,773
Total Net Assets	$2,196,756,187
Net Assets - Class A Shares	$44,313,249
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	4,440,047
Net Asset Value Per Share(5)	$9.98
Maximum Offering Price Per Share(6)	$10.48
Net Assets - Class C Shares	$55,279,029
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	5,537,181
Net Asset Value Per Share(5)	$9.98
Net Assets - Class D Shares	$87,853,255
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	8,799,038
Net Asset Value Per Share	$9.98
Net Assets - Class I Shares	$1,692,472,394
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	169,596,859
Net Asset Value Per Share	$9.98
Net Assets - Class N Shares	$15,578,511
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,560,829
Net Asset Value Per Share	$9.98
Net Assets - Class S Shares	$849,015
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	85,012
Net Asset Value Per Share	$9.99
Net Assets - Class T Shares	$300,410,734
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	30,107,400
Net Asset Value Per Share	$9.98

(1) Includes cost of $2,291,030,246.

(2) Includes $3,582,660 of securities on loan. See Note 3 in Notes to Financial Statements.

(3) Includes cost of $101,270,812.

(4) Includes cost of $8,986,793.

(5) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

(6) Maximum offering price is computed at 100/95.25 of net asset value.

See Notes to Financial Statements.

Janus Investment Fund	27

Janus Henderson Multi-Sector Income Fund

Statement of Operations (unaudited)

For the period ended December 31, 2019

Investment Income:
Interest	$35,807,085
Dividends	2,298,678
Dividends from affiliates	1,592,025
Affiliated securities lending income, net	66,941
Other income	490,459
Total Investment Income	40,255,188
Expenses:
Advisory fees	4,644,595
12b-1 Distribution and shareholder servicing fees:
Class A Shares	42,700
Class C Shares	205,580
Class S Shares	529
Transfer agent administrative fees and expenses:
Class D Shares	45,873
Class S Shares	909
Class T Shares	253,923
Transfer agent networking and omnibus fees:
Class A Shares	6,767
Class C Shares	15,124
Class I Shares	523,768
Other transfer agent fees and expenses:
Class A Shares	1,197
Class C Shares	1,323
Class D Shares	4,835
Class I Shares	25,352
Class N Shares	154
Class S Shares	10
Class T Shares	922
Registration fees	224,142
Professional fees	65,282
Shareholder reports expense	44,131
Non-interested Trustees’ fees and expenses	24,743
Custodian fees	22,266
Affiliated fund administration fees	20,651
Other expenses	195,177
Total Expenses	6,369,953
Less: Excess Expense Reimbursement and Waivers	(7,579)
Net Expenses	6,362,374
Net Investment Income/(Loss)	33,892,814

See Notes to Financial Statements.

28	DECEMBER 31, 2019

Janus Henderson Multi-Sector Income Fund

Statement of Operations (unaudited)

For the period ended December 31, 2019

Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$15,429,331
Investments in affiliates	2,771
Forward foreign currency exchange contracts	1,731,936
Futures contracts	1,905,637
Swap contracts	(98,376)
Total Net Realized Gain/(Loss) on Investments	18,971,299
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and non-interested Trustees’ deferred compensation	12,008,434
Investments in affiliates	2,619
Forward foreign currency exchange contracts	(1,666,677)
Futures contracts	(4,166,713)
Swap contracts	1,121,417
Total Change in Unrealized Net Appreciation/Depreciation	7,299,080
Net Increase/(Decrease) in Net Assets Resulting from Operations	$60,163,193

See Notes to Financial Statements.

Janus Investment Fund	29

Janus Henderson Multi-Sector Income Fund

Statements of Changes in Net Assets

	Period ended December 31, 2019 (unaudited)	Year ended June 30, 2019

Operations:
Net investment income/(loss)	$33,892,814	$30,105,873
Net realized gain/(loss) on investments	18,971,299	6,625,266
Change in unrealized net appreciation/depreciation	7,299,080	20,802,561
Net Increase/(Decrease) in Net Assets Resulting from Operations	60,163,193	57,533,700
Dividends and Distributions to Shareholders
Class A Shares	(945,049)	(673,770)
Class C Shares	(984,580)	(792,593)
Class D Shares	(2,128,606)	(2,014,957)
Class I Shares	(37,314,237)	(22,800,521)
Class N Shares	(329,694)	(190,691)
Class S Shares	(19,390)	(41,853)
Class T Shares	(5,900,099)	(4,854,256)
Net Decrease from Dividends and Distributions to Shareholders	(47,621,655)	(31,368,641)
Capital Share Transactions:
Class A Shares	23,785,895	4,218,600
Class C Shares	24,621,809	11,613,501
Class D Shares	29,690,566	24,912,723
Class I Shares	773,669,400	692,166,239
Class N Shares	8,746,687	3,940,530
Class S Shares	191,644	(578,859)
Class T Shares	149,269,356	70,704,145
Net Increase/(Decrease) from Capital Share Transactions	1,009,975,357	806,976,879
Net Increase/(Decrease) in Net Assets	1,022,516,895	833,141,938
Net Assets:
Beginning of period	1,174,239,292	341,097,354
End of period	$2,196,756,187	$1,174,239,292

See Notes to Financial Statements.

30	DECEMBER 31, 2019

Janus Henderson Multi-Sector Income Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.89	$9.66	$9.83	$9.72	$9.84	$10.14
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.20	0.42	0.40	0.45	0.39	0.41
Net realized and unrealized gain/(loss)	0.15	0.25	(0.08)	0.19	(0.09)	(0.19)
Total from Investment Operations	0.35	0.67	0.32	0.64	0.30	0.22
Less Dividends and Distributions:
Dividends (from net investment income)	(0.21)	(0.44)	(0.43)	(0.51)	(0.41)	(0.48)
Distributions (from capital gains)	(0.05)	—	(0.06)	(0.02)	—	(0.04)
Return of capital	—	—	—	—	(0.01)	—
Total Dividends and Distributions	(0.26)	(0.44)	(0.49)	(0.53)	(0.42)	(0.52)
Net Asset Value, End of Period	$9.98	$9.89	$9.66	$9.83	$9.72	$9.84
Total Return*	3.59%	7.11%	3.20%	6.78%	3.14%	2.19%
Net Assets, End of Period (in thousands)	$44,313	$20,276	$15,697	$8,412	$10,240	$2,222
Average Net Assets for the Period (in thousands)	$33,647	$14,907	$13,616	$10,263	$5,892	$1,977
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.94%	1.05%	1.11%	1.20%	1.52%	2.29%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.94%	1.00%	0.99%	0.96%	1.00%	0.99%
Ratio of Net Investment Income/(Loss)	3.94%	4.35%	4.16%	4.60%	4.12%	4.16%
Portfolio Turnover Rate	62%(2)	142%(2)	194%(2)	139%	76%	132%

Class C Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.89	$9.67	$9.84	$9.72	$9.84	$10.14
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.16	0.35	0.33	0.38	0.33	0.34
Net realized and unrealized gain/(loss)	0.15	0.23	(0.09)	0.20	(0.10)	(0.20)
Total from Investment Operations	0.31	0.58	0.24	0.58	0.23	0.14
Less Dividends and Distributions:
Dividends (from net investment income)	(0.17)	(0.36)	(0.35)	(0.44)	(0.34)	(0.40)
Distributions (from capital gains)	(0.05)	—	(0.06)	(0.02)	—	(0.04)
Return of capital	—	—	—	—	(0.01)	—
Total Dividends and Distributions	(0.22)	(0.36)	(0.41)	(0.46)	(0.35)	(0.44)
Net Asset Value, End of Period	$9.98	$9.89	$9.67	$9.84	$9.72	$9.84
Total Return*	3.18%	6.20%	2.40%	6.11%	2.46%	1.44%
Net Assets, End of Period (in thousands)	$55,279	$30,350	$18,101	$5,056	$3,844	$1,972
Average Net Assets for the Period (in thousands)	$40,291	$20,980	$12,273	$4,598	$2,921	$1,879
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.74%	1.79%	1.90%	1.94%	2.26%	3.04%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.74%	1.76%	1.79%	1.69%	1.69%	1.74%
Ratio of Net Investment Income/(Loss)	3.16%	3.60%	3.40%	3.93%	3.46%	3.40%
Portfolio Turnover Rate	62%(2)	142%(2)	194%(2)	139%	76%	132%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

Janus Investment Fund	31

Janus Henderson Multi-Sector Income Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.89	$9.67	$9.84	$9.72	$9.84	$10.14
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.20	0.44	0.43	0.48	0.42	0.43
Net realized and unrealized gain/(loss)	0.16	0.23	(0.10)	0.19	(0.10)	(0.20)
Total from Investment Operations	0.36	0.67	0.33	0.67	0.32	0.23
Less Dividends and Distributions:
Dividends (from net investment income)	(0.22)	(0.45)	(0.44)	(0.53)	(0.43)	(0.49)
Distributions (from capital gains)	(0.05)	—	(0.06)	(0.02)	—	(0.04)
Return of capital	—	—	—	—	(0.01)	—
Total Dividends and Distributions	(0.27)	(0.45)	(0.50)	(0.55)	(0.44)	(0.53)
Net Asset Value, End of Period	$9.98	$9.89	$9.67	$9.84	$9.72	$9.84
Total Return*	3.67%	7.18%	3.36%	7.06%	3.34%	2.32%
Net Assets, End of Period (in thousands)	$87,853	$57,522	$31,328	$24,575	$11,396	$5,208
Average Net Assets for the Period (in thousands)	$76,042	$42,770	$28,932	$16,919	$8,733	$3,998
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.78%	0.88%	0.98%	1.07%	1.41%	2.22%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.78%	0.84%	0.84%	0.80%	0.81%	0.87%
Ratio of Net Investment Income/(Loss)	4.10%	4.54%	4.36%	4.89%	4.34%	4.30%
Portfolio Turnover Rate	62%(2)	142%(2)	194%(2)	139%	76%	132%

Class I Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.88	$9.66	$9.83	$9.72	$9.84	$10.14
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.21	0.44	0.43	0.49	0.41	0.44
Net realized and unrealized gain/(loss)	0.16	0.24	(0.09)	0.18	(0.08)	(0.20)
Total from Investment Operations	0.37	0.68	0.34	0.67	0.33	0.24
Less Dividends and Distributions:
Dividends (from net investment income)	(0.22)	(0.46)	(0.45)	(0.54)	(0.44)	(0.50)
Distributions (from capital gains)	(0.05)	—	(0.06)	(0.02)	—	(0.04)
Return of capital	—	—	—	—	(0.01)	—
Total Dividends and Distributions	(0.27)	(0.46)	(0.51)	(0.56)	(0.45)	(0.54)
Net Asset Value, End of Period	$9.98	$9.88	$9.66	$9.83	$9.72	$9.84
Total Return*	3.81%	7.25%	3.46%	7.06%	3.48%	2.47%
Net Assets, End of Period (in thousands)	$1,692,472	$909,014	$196,433	$63,716	$29,216	$1,805
Average Net Assets for the Period (in thousands)	$1,270,605	$476,391	$110,623	$38,892	$6,816	$1,777
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.72%	0.80%	0.87%	0.94%	1.03%	2.02%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.72%	0.78%	0.76%	0.69%	0.68%	0.72%
Ratio of Net Investment Income/(Loss)	4.18%	4.59%	4.45%	5.00%	4.40%	4.41%
Portfolio Turnover Rate	62%(2)	142%(2)	194%(2)	139%	76%	132%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

32	DECEMBER 31, 2019

Janus Henderson Multi-Sector Income Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.89	$9.67	$9.84	$9.72	$9.84	$10.14
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.21	0.45	0.44	0.48	0.43	0.44
Net realized and unrealized gain/(loss)	0.15	0.24	(0.09)	0.20	(0.10)	(0.20)
Total from Investment Operations	0.36	0.69	0.35	0.68	0.33	0.24
Less Dividends and Distributions:
Dividends (from net investment income)	(0.22)	(0.47)	(0.46)	(0.54)	(0.44)	(0.50)
Distributions (from capital gains)	(0.05)	—	(0.06)	(0.02)	—	(0.04)
Return of capital	—	—	—	—	(0.01)	—
Total Dividends and Distributions	(0.27)	(0.47)	(0.52)	(0.56)	(0.45)	(0.54)
Net Asset Value, End of Period	$9.98	$9.89	$9.67	$9.84	$9.72	$9.84
Total Return*	3.73%	7.32%	3.51%	7.21%	3.49%	2.47%
Net Assets, End of Period (in thousands)	$15,579	$6,763	$2,696	$1,553	$2,694	$2,031
Average Net Assets for the Period (in thousands)	$10,918	$3,933	$2,017	$2,474	$2,336	$1,957
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.67%	0.80%	0.84%	0.90%	1.28%	2.02%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.67%	0.71%	0.69%	0.65%	0.67%	0.72%
Ratio of Net Investment Income/(Loss)	4.25%	4.67%	4.50%	4.90%	4.48%	4.42%
Portfolio Turnover Rate	62%(2)	142%(2)	194%(2)	139%	76%	132%

Class S Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.91	$9.67	$9.84	$9.72	$9.84	$10.14
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.19	0.43	0.40	0.44	0.41	0.39
Net realized and unrealized gain/(loss)	0.14	0.27	(0.09)	0.21	(0.10)	(0.20)
Total from Investment Operations	0.33	0.70	0.31	0.65	0.31	0.19
Less Dividends and Distributions:
Dividends (from net investment income)	(0.20)	(0.46)	(0.42)	(0.51)	(0.42)	(0.45)
Distributions (from capital gains)	(0.05)	—	(0.06)	(0.02)	—	(0.04)
Return of capital	—	—	—	—	(0.01)	—
Total Dividends and Distributions	(0.25)	(0.46)	(0.48)	(0.53)	(0.43)	(0.49)
Net Asset Value, End of Period	$9.99	$9.91	$9.67	$9.84	$9.72	$9.84
Total Return*	3.45%	7.51%	3.12%	6.82%	3.26%	1.96%
Net Assets, End of Period (in thousands)	$849	$652	$1,228	$1,115	$1,909	$1,809
Average Net Assets for the Period (in thousands)	$718	$908	$1,181	$1,703	$1,809	$1,811
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.46%	1.36%	1.37%	1.40%	1.80%	2.52%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.00%	0.89%	1.07%	1.02%	0.90%	1.22%
Ratio of Net Investment Income/(Loss)	3.87%	4.47%	4.13%	4.51%	4.26%	3.92%
Portfolio Turnover Rate	62%(2)	142%(2)	194%(2)	139%	76%	132%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

Janus Investment Fund	33

Janus Henderson Multi-Sector Income Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.89	$9.66	$9.83	$9.71	$9.84	$10.14
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.20	0.42	0.41	0.47	0.40	0.42
Net realized and unrealized gain/(loss)	0.15	0.25	(0.09)	0.19	(0.10)	(0.20)
Total from Investment Operations	0.35	0.67	0.32	0.66	0.30	0.22
Less Dividends and Distributions:
Dividends (from net investment income)	(0.21)	(0.44)	(0.43)	(0.52)	(0.42)	(0.48)
Distributions (from capital gains)	(0.05)	—	(0.06)	(0.02)	—	(0.04)
Return of capital	—	—	—	—	(0.01)	—
Total Dividends and Distributions	(0.26)	(0.44)	(0.49)	(0.54)	(0.43)	(0.52)
Net Asset Value, End of Period	$9.98	$9.89	$9.66	$9.83	$9.71	$9.84
Total Return*	3.62%	7.17%	3.26%	6.97%	3.21%	2.21%
Net Assets, End of Period (in thousands)	$300,411	$149,662	$75,614	$17,117	$6,676	$4,384
Average Net Assets for the Period (in thousands)	$199,093	$105,637	$47,107	$10,244	$10,779	$2,607
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.90%	0.98%	1.06%	1.15%	1.55%	2.26%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.89%	0.95%	0.94%	0.88%	0.88%	0.97%
Ratio of Net Investment Income/(Loss)	4.05%	4.42%	4.26%	4.84%	4.24%	4.20%
Portfolio Turnover Rate	62%(2)	142%(2)	194%(2)	139%	76%	132%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

34	DECEMBER 31, 2019

Janus Henderson Multi-Sector Income Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Multi-Sector Income Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 47 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks high current income with a secondary focus on capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares. Class D shares are closed to certain new investors.

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Funds have adopted an auto-conversion policy pursuant to which Class C Shares that have been held for ten years will be automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the tenth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund will rely on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares. Please contact your financial intermediary for additional information.

Class D Shares are generally no longer being made available to new investors who do not already have a direct account with the Janus Henderson funds. Class D Shares are available only to investors who hold accounts directly with the Janus Henderson funds, to immediate family members or members of the same household of an eligible individual investor, and to existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, Janus Capital Management LLC (“Janus Capital”), or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Distributors LLC dba Janus Henderson Distributors (“Janus Henderson Distributors”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory

Janus Investment Fund	35

Janus Henderson Multi-Sector Income Fund

Notes to Financial Statements (unaudited)

programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service

36	DECEMBER 31, 2019

Janus Henderson Multi-Sector Income Fund

Notes to Financial Statements (unaudited)

approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

The Fund did not hold a significant amount of Level 3 securities as of December 31, 2019.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Janus Investment Fund	37

Janus Henderson Multi-Sector Income Fund

Notes to Financial Statements (unaudited)

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

Dividends are declared daily and distributed monthly for the Fund. Realized capital gains, if any, are declared and distributed in December. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or the Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended December 31, 2019 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or

38	DECEMBER 31, 2019

Janus Henderson Multi-Sector Income Fund

Notes to Financial Statements (unaudited)

other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital's ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE

Janus Investment Fund	39

Janus Henderson Multi-Sector Income Fund

Notes to Financial Statements (unaudited)

shall be used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).

During the period, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

Futures Contracts

A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Fund is subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts on commodities are valued at the settlement price on valuation date on the commodities exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. In the event that foreign futures trade when the foreign equity markets are closed, the last foreign futures trade price shall be used. Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract. Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund’s futures commission merchant.

With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

During the period, the Fund purchased interest rate futures to increase exposure to interest rate risk.

During the period, the Fund sold interest rate futures to decrease exposure to interest rate risk.

During the period, the Fund purchased futures on currency indices to increase exposure to currency risk.

Swaps

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.

40	DECEMBER 31, 2019

Janus Henderson Multi-Sector Income Fund

Notes to Financial Statements (unaudited)

Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.

Index swaps, interest rate swaps, and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades. The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Fund’s Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).

The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

The Fund may enter into various types of credit default swap agreements, including OTC credit default swap agreements and index credit default swaps (“CDX”), for investment purposes and to add leverage to its portfolio. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to liquidity risk, counterparty risk, and credit risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

As a buyer of credit protection, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, the Fund as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and potentially received no benefit from the contract.

If the Fund is the seller of credit protection against a particular security, the Fund would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio

Janus Investment Fund	41

Janus Henderson Multi-Sector Income Fund

Notes to Financial Statements (unaudited)

because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.

The Fund may invest in CDXs. A CDX is a swap on an index of credit default swaps. CDXs allow an investor to manage credit risk or take a position on a basket of credit entities (such as credit default swaps or commercial mortgage-backed securities) in a more efficient manner than transacting in a single-name CDS. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return for a payment of notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The underlying company is then removed from the index. If the Fund holds a long position in a CDX, the Fund would indirectly bear its proportionate share of any expenses paid by a CDX. A Fund holding a long position in CDXs typically receives income from principal or interest paid on the underlying securities. By investing in CDXs, the Fund could be exposed to illiquidity risk, counterparty risk, and credit risk of the issuers of the underlying loan obligations and of the CDX markets. If there is a default by the CDX counterparty, the Fund will have contractual remedies pursuant to the agreements related to the transaction. CDXs also bear the risk that the Fund will not be able to meet its obligation to the counterparty.

During the period, the Fund purchased protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices where reducing this exposure via the cash bond market was less attractive.

The Fund’s use of interest rate swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal. Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Interest rate swaps may result in potential losses if interest rates do not move as expected or if the counterparties are unable to satisfy their obligations. Interest rate swaps are generally entered into on a net basis. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make.

During the period, the Fund entered into interest rate swaps paying a fixed interest rate and receiving a floating interest rate in order to decrease interest rate risk (duration) exposure. As interest rates rise, the Fund benefits by receiving a higher expected future floating rate, while paying a fixed rate that has not increased.

3. Other Investments and Strategies

Additional Investment Risk

The Fund may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer.

In the aftermath of the 2007-2008 financial crisis, the financial sector experienced reduced liquidity in credit and other fixed-income markets, and an unusually high degree of volatility, both domestically and internationally. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. For example, the enactment of the Dodd-Frank Act in 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, over-the-counter derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may

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Janus Henderson Multi-Sector Income Fund

Notes to Financial Statements (unaudited)

limit future growth and economic recovery or have other unintended consequences. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (commonly known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will conclude, or how financial markets will react.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Loans

The Fund may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Commercial loans will comprise no more than 20% of the Fund’s total assets. Below are descriptions of the types of loans held by the Fund as of December 31, 2019.

• Bank Loans - Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities.

• Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as London Interbank Offered Rate (“LIBOR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (‘‘borrowers’’) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. While the Fund generally

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Janus Henderson Multi-Sector Income Fund

Notes to Financial Statements (unaudited)

expects to invest in fully funded term loans, certain of the loans in which the Fund may invest include revolving loans, bridge loans, and delayed draw term loans.

Purchasers of floating rate loans may pay and/or receive certain fees. The Fund may receive fees such as covenant waiver fees or prepayment penalty fees. The Fund may pay fees such as facility fees. Such fees may affect the Fund’s return.

• Mezzanine Loans - Mezzanine loans are secured by the stock of the company that owns the assets. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure.

Mortgage- and Asset-Backed Securities

Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed by the full faith and credit of the U.S. Government, which means that the U.S. Government guarantees that the interest and principal will be paid when due. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases, and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.

The Fund may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.

The following tables present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For

44	DECEMBER 31, 2019

Janus Henderson Multi-Sector Income Fund

Notes to Financial Statements (unaudited)

corresponding information grouped by type of instrument, see the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of December 31, 2019” table located in the Fund’s Schedule of Investments.

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

Barclays Capital, Inc.	$2,960	$(2,960)	$—	$—
HSBC Securities (USA), Inc.	278	(278)	—	—
JPMorgan Chase Bank, National Association	3,582,660	(502,474)	(3,080,186)	—

Total	$3,585,898	$(505,712)	$(3,080,186)	$—
Offsetting of Financial Liabilities and Derivative Liabilities

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Liabilities	or Liability(a)	Pledged(b)	Net Amount

Bank of America, National Association	$619,581	$—	$—	$619,581
Barclays Capital, Inc.	4,669	(2,960)	—	1,709
BNP Paribas	13,315	—	—	13,315
Citibank, National Association	497,244	—	—	497,244
Goldman Sachs LLC	4,865,334	—	—	4,865,334
HSBC Securities (USA), Inc.	29,978	(278)	—	29,700
JPMorgan Chase Bank, National Association	502,474	(502,474)	—	—

Total	$6,532,595	$(505,712)	$—	$6,026,883
(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. Securities on loan will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. See “Securities Lending” in the “Notes to Financial Statements” for additional information.

The Fund generally does not exchange collateral on its forward foreign currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract's obligation value.

The Fund may require the counterparty to pledge securities as collateral daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized gain on OTC derivative contracts with a particular counterparty. The Fund may deposit cash as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a

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Janus Henderson Multi-Sector Income Fund

Notes to Financial Statements (unaudited)

particular counterparty. The collateral amounts are subject to minimum exposure requirements and initial margin requirements. Collateral amounts are monitored and subsequently adjusted up or down as valuations fluctuate by at least the minimum exposure requirement. Collateral may reduce the risk of loss.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. Effective December 16, 2019, JPMorgan Chase Bank, National Association replaced Deutsche Bank AG as securities lending agent for the Fund. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Non-Custodial Securities Lending Agreement. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to primarily invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of December 31, 2019, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $3,582,660. Gross amounts of recognized liabilities for securities lending (collateral received) as of December 31, 2019 is $3,655,775, resulting in the net amount due to the counterparty of $73,115.

46	DECEMBER 31, 2019

Janus Henderson Multi-Sector Income Fund

Notes to Financial Statements (unaudited)

Sovereign Debt

The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.

TBA Commitments

The Fund may enter into “to be announced” or “TBA” commitments. TBAs are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. Although the particular TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. Because TBA commitments do not require the purchase and sale of identical securities, the characteristics of the security delivered to the Fund may be less favorable than the security delivered to the dealer. If the counterparty to a transaction fails to deliver the security, the Fund could suffer a loss.

When-Issued, Delayed Delivery and Forward Commitment Transactions

The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.

When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.

Janus Investment Fund	47

Janus Henderson Multi-Sector Income Fund

Notes to Financial Statements (unaudited)

4. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).

Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $200 Million	0.60
Next $500 Million	0.57
Over $700 Million	0.55

The Fund’s actual investment advisory fee rate for the reporting period was 0.57% of average annual net assets before any applicable waivers.

Janus Capital has contractually agreed to waive the advisory fee payable by the Fund or reimburse expenses in an amount equal to the amount, if any, that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.64% of the Fund’s average daily net assets. Janus Capital has agreed to continue the waivers until at least October 28, 2020. If applicable, amounts waived and/or reimbursed to the Fund by Janus Capital are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

Janus Services LLC (“Janus Services”), a wholly-owned subsidiary of Janus Capital, is the Fund’s transfer agent. In addition, Janus Services provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Fund. Janus Services is not compensated for its services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Certain, but not all, intermediaries may charge administrative fees (such as networking and omnibus) to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to Janus Services, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between Janus Services and the Fund, Janus Services may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. Janus Capital and its affiliates benefit from an increase in assets that may result from such relationships. The Funds’ Trustees have set limits on fees that the Funds may incur with respect to administrative fees paid for omnibus or networked accounts. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

Effective July 1, 2019, the Board of Trustees of Janus Investment Fund approved a new administrative fee rate for Class D Shares detailed in the table below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

The Fund’s actual Class D administrative fee rate was 0.12% for the reporting period.

Prior to July 1, 2019, the Fund’s Class D Shares paid an administrative services fee at an annual rate of 0.12% of the average daily net assets of Class D Shares for shareholder services provided by Janus Services. Janus Services provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

48	DECEMBER 31, 2019

Janus Henderson Multi-Sector Income Fund

Notes to Financial Statements (unaudited)

Janus Services receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. Janus Services expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. Janus Services or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to Class S Shares and Class T Shares of the Fund. Janus Services may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with Janus Capital. For all share classes, Janus Services also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Janus Services is compensated for its services related to the Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, Janus Henderson Distributors, a wholly-owned subsidiary of Janus Capital, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets, and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to Janus Henderson Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Payments under the Plan are not tied exclusively to actual 12b-1 distribution and shareholder service expenses, and the payments may exceed 12b-1 distribution and shareholder service expenses actually incurred. If any of the Fund’s actual 12b-1 distribution and shareholder service expenses incurred during a calendar year are less than the payments made during a calendar year, the Fund will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution and shareholder servicing fees” in the Statement of Operations.

Janus Capital serves as administrator to the Fund pursuant to an administration agreement between Janus Capital and the Trust. Under the administration agreement, Janus Capital is obligated to provide or arrange for the provision of certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). In addition, employees of Janus Capital and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of Janus Capital employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by Janus Capital, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services Janus Capital (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of Janus Capital and/or its affiliates, are shared with the Fund. Total compensation of $230,755 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2019. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation

Janus Investment Fund	49

Janus Henderson Multi-Sector Income Fund

Notes to Financial Statements (unaudited)

of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2019 on the Statement of Assets and Liabilities in the asset, “Non-interested Trustees’ deferred compensation,” and liability, “Non-interested Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2019 are included in “Non-interested Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $236,725 were paid by the Trust to the Trustees under the Deferred Plan during the period ended December 31, 2019.

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital  has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2019 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Class A Shares include a 4.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between Janus Henderson Distributors and financial intermediaries. During the period ended December 31, 2019, Janus Henderson Distributors retained upfront sales charges of $24,253.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to Janus Henderson Distributors during the period ended December 31, 2019.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended December 31, 2019, redeeming shareholders of Class C Shares paid CDSCs of $3,599.

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Notes to Financial Statements (unaudited)

As of December 31, 2019, shares of the Fund were owned by affiliates of Janus Henderson Investors, and/or other funds advised by Janus Henderson, as indicated in the table below:

Class	% of Class Owned	% of Fund Owned
Class A Shares	-%	-%
Class C Shares	-	-
Class D Shares	-	-
Class I Shares	-	-
Class N Shares	-	-
Class S Shares	38	-*
Class T Shares	-	-

* Less than 0.50%

In addition, other shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with accounting principles generally accepted in the United States of America).

The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by Janus Capital in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended December 31, 2019, the Fund engaged in cross trades amounting to $556,122 in purchases and $24,912,891 in sales, resulting in a net realized gain of $641,687. The net realized gain is included within the “Net Realized Gain/(Loss) on Investments” section of the Fund’s Statement of Operations.

5. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2019 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 2,393,073,368	$34,220,748	$ (7,921,508)	$ 26,299,240

Information on the tax components of derivatives as of December 31, 2019 is as follows:

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Notes to Financial Statements (unaudited)

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ (3,672,052)	$ 3,160,986	$ (5,216,951)	$ (2,055,965)

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

6. Capital Share Transactions

	Period ended December 31, 2019		Year ended June 30, 2019
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	3,159,821	$ 31,446,079	1,986,675	$ 19,220,213
Reinvested dividends and distributions	94,158	939,204	68,890	665,187
Shares repurchased	(863,928)	(8,599,388)	(1,629,676)	(15,666,800)
Net Increase/(Decrease)	2,390,051	$ 23,785,895	425,889	$ 4,218,600
Class C Shares:
Shares sold	2,641,302	$ 26,341,630	1,760,510	$ 17,043,622
Reinvested dividends and distributions	98,788	984,580	82,010	792,484
Shares repurchased	(271,089)	(2,704,401)	(646,648)	(6,222,605)
Net Increase/(Decrease)	2,469,001	$ 24,621,809	1,195,872	$ 11,613,501
Class D Shares:
Shares sold	3,741,781	$ 37,222,041	4,025,140	$ 38,832,291
Reinvested dividends and distributions	202,647	2,021,719	193,433	1,868,654
Shares repurchased	(959,087)	(9,553,194)	(1,645,213)	(15,788,222)
Net Increase/(Decrease)	2,985,341	$ 29,690,566	2,573,360	$ 24,912,723
Class I Shares:
Shares sold	89,477,072	$891,632,394	82,857,867	$799,922,151
Reinvested dividends and distributions	3,692,299	36,834,649	2,292,550	22,190,792
Shares repurchased	(15,545,130)	(154,797,643)	(13,502,521)	(129,946,704)
Net Increase/(Decrease)	77,624,241	$773,669,400	71,647,896	$692,166,239
Class N Shares:
Shares sold	1,143,424	$ 11,409,811	442,294	$ 4,297,185
Reinvested dividends and distributions	32,730	326,535	19,732	190,691
Shares repurchased	(299,369)	(2,989,659)	(56,950)	(547,346)
Net Increase/(Decrease)	876,785	$ 8,746,687	405,076	$ 3,940,530
Class S Shares:
Shares sold	21,817	$ 217,546	21,583	$ 209,325
Reinvested dividends and distributions	1,945	19,390	4,346	41,853
Shares repurchased	(4,554)	(45,292)	(87,123)	(830,037)
Net Increase/(Decrease)	19,208	$ 191,644	(61,194)	$ (578,859)
Class T Shares:
Shares sold	20,115,345	$200,359,927	12,834,186	$123,753,776
Reinvested dividends and distributions	590,410	5,885,948	502,129	4,851,543
Shares repurchased	(5,734,258)	(56,976,519)	(6,025,520)	(57,901,174)
Net Increase/(Decrease)	14,971,497	$149,269,356	7,310,795	$ 70,704,145

7. Purchases and Sales of Investment Securities

For the period ended December 31, 2019, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

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Notes to Financial Statements (unaudited)

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$1,948,236,872	$ 953,259,071	$ 2,012,344	$ 2,009,862

8. Recent Accounting Pronouncements

The FASB issued Accounting Standards Update No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities ("ASU 2017-08") to amend the amortization period for certain purchased callable debt securities held at a premium. The guidance requires certain premiums on callable debt securities to be amortized to the earliest call date. The amortization period for callable debt securities purchased at a discount will not be impacted. The amendments are effective for fiscal years and interim periods within those fiscal years, beginning after December 15, 2018. Management has adopted the amendments as of the beginning of this fiscal period.

The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) in August 2018. The new guidance removes, modifies and enhances the disclosures to Topic 820. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. An entity is permitted, and Management has decided, to early adopt the removed and modified disclosures in these financial statements.

9. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2019 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

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Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund is required to disclose its complete holdings as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Fund shareholders. Historically, the Fund filed its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters each fiscal year on Form N-Q. The Fund’s Form N-PORT and Form N-Q filings: (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series, each of whom serves as an “independent” Trustee (the “Trustees”), oversee the management of each Portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each Fund of Janus Investment Fund (together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreements for the Janus Henderson Funds that utilize subadvisers.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Capital and the respective subadvisers in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At a meeting held on December 5, 2019, based on the Trustees’ evaluation of the information provided by Janus Capital, the subadvisers, and the independent fee consultant, as well as other information, the Trustees determined that the overall arrangements between each Janus Henderson Fund and Janus Capital and each subadviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by Janus Capital, its affiliates and the subadvisers, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund, and the subadvisory agreement for each subadvised Janus Henderson Fund, for the period from February 1, 2020 through February 1, 2021, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

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Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent and quality of the services provided by Janus Capital and the subadvisers to the Janus Henderson Funds, taking into account the investment objective, strategies and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of Janus Capital and each subadviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by Janus Capital or the subadvisers, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered Janus Capital’s role as administrator to the Janus Henderson Funds, noting that Janus Capital generally, does not receive a fee for its services but is reimbursed for its out-of-pocket costs. The Trustees considered the role of Janus Capital in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that Janus Capital provides a number of different services for the Janus Henderson Funds and fund shareholders, ranging from investment management services to various other servicing functions, and that, in its view, Janus Capital is a capable provider of those services. The independent fee consultant also provided its belief that Janus Capital has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent and quality of the services provided by Janus Capital or the subadviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory and subadvisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that Janus Capital and each subadviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable funds and peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, the independent fee consultant found that the overall Janus Henderson Funds’ performance has been reasonable: for the 36 months ended September 30, 2019, approximately 69% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar, and for the 12 months ended September 30, 2019, approximately 71% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar.

The Trustees considered the performance of each Fund, noting that performance may vary by share class, and noted the following:

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

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• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Developed World Bond Fund, the Trustees noted the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12

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months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson International Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson International Small Cap Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and its limited performance history.

• For Janus Henderson International Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital and Perkins had taken or were taking to improve performance, and that the performance trend was improving

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

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Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson U.S. Growth Opportunities Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital and Geneva had taken or were taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

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Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital and Intech had taken or were taking to improve performance, and that the performance trend was improving.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital and Perkins had taken or were taking to improve performance, and that the performance trend was improving.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory and subadvisory agreement(s).

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant and noted that the rate of management fees (investment advisory and any administration but excluding out-of-pocket costs) for many of the Janus Henderson Funds, after applicable waivers, was below the average management fee rate of the respective peer group of funds selected by an independent data provider. The Trustees also examined information regarding the subadvisory fees charged for subadvisory services, as applicable, noting that all such fees were paid by Janus Capital out of its management fees collected from such Janus Henderson Fund.

The independent fee consultant provided its belief that the management fees charged by Janus Capital to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by Janus Capital. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of their respective Broadridge Expense Group

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peers; and (3) and the management fees for the Janus Henderson Funds, on average, were 7% under the average management fees for their Expense Groups. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group peers and to average total expenses for its Broadridge Expense Universe.

For certain Janus Henderson Funds, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable in light of performance trends, performance histories, and existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by Janus Capital and each subadviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by Janus Capital and each subadviser to comparable separate account clients and to comparable non-affiliated funds subadvised by Janus Capital or by a subadviser (for which Janus Capital or the subadviser provides only or primarily portfolio management services). Although in most instances subadvisory and separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that Janus Capital noted that, under the terms of the management agreements with the Janus Henderson Funds, Janus Capital performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, trustee support, regulatory compliance and numerous other services, and that, in serving the Janus Henderson Funds, Janus Capital assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, they noted that the independent fee consultant found that: (1) the management fees Janus Capital charges to the Janus Henderson Funds are reasonable in relation to the management fees Janus Capital charges to funds subadvised by Janus Capital and to the fees Janus Capital charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs; and (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged to Janus Henderson subadvised fund and separate account investors; (4) 11 of 12 Janus Henderson Funds have lower management fees than similar funds subadvised by Janus Capital; and (5) six of nine Janus Henderson Funds have lower management fees than similar separate accounts managed by Janus Capital.

The Trustees considered the fees for each Fund for its fiscal year ended in 2018, and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”):

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

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Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

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• For Janus Henderson Global Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable.

• For Janus Henderson International Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson International Small Cap Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for both share classes.

• For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

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• For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson U.S. Growth Opportunities Fund, that Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that, although the Fund’s expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

The Trustees reviewed information on the overall profitability to Janus Capital and its affiliates of their relationship with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses, and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to Janus Capital from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether Janus Capital and each subadviser receive adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is

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necessarily a product of the allocation methodology utilized by Janus Capital to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found that (1) the expense allocation methodology and rationales utilized by Janus Capital were reasonable and (2) no clear correlation between expense allocations and operating margins. The Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that Janus Capital’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to Janus Capital and its affiliates, as well as the fees paid by Janus Capital to the subadvisers of subadvised Janus Henderson Funds, were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees Janus Capital and the subadvisers charge to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by Janus Capital and any subadviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by Janus Capital.

Economies of Scale

The Trustees considered information about the potential for Janus Capital to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in November 2019 which provided its research and analysis into economies of scale. They also noted that, although many Janus Henderson Funds pay advisory fees at a base fixed rate as a percentage of net assets, without any breakpoints or performance fees, their independent fee consultant concluded that 64% of these Janus Henderson Funds’ share classes have contractual management fees (gross of waivers) below their Broadridge expense group averages. They also noted the following: (1) that for those Janus Henderson Funds whose expenses are being reduced by the contractual expense limitations of Janus Capital, Janus Capital is subsidizing certain of these Janus Henderson Funds because they have not reached adequate scale; (2) as the assets of some of the Janus Henderson Funds have declined in the past few years, certain Janus Henderson Funds have benefited from having advisory fee rates that have remained constant rather than increasing as assets declined; (3) performance fee structures have been implemented for various Janus Henderson Funds that have caused the effective rate of advisory fees payable by such a Janus Henderson Fund to vary depending on the investment performance of the Janus Henderson Fund relative to its benchmark index over the measurement period; and (4) a few Janus Henderson Funds have fee schedules with breakpoints and reduced fee rates above certain asset levels. The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

The Trustees also considered the independent fee consultant’s conclusion that, given the limitations of various analytical approaches to economies of scale and their conflicting results, it is difficult to analytically confirm or deny the existence of economies of scale in the Janus Henderson complex. In this regard, the independent consultant concluded that (1) to the extent there were economies of scale at Janus Capital, Janus Capital’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds which have not yet achieved those economies and (2) by setting lower fixed fees from the start on these Janus Henderson Funds, Janus Capital appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any scale economies that may exist. Further, the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at Janus Capital.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between Janus Capital and the Janus

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Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

Other Benefits to Janus Capital

The Trustees also considered benefits that accrue to Janus Capital and its affiliates and subadvisers to the Janus Henderson Funds from their relationships with the Janus Henderson Funds. They recognized that two affiliates of Janus Capital separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market funds for services provided, and that such compensation contributes to the overall profitability of Janus Capital and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered Janus Capital’s past and proposed use of commissions paid by the Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of Janus Capital and/or Janus Capital, and/or a subadviser to a Janus Henderson Fund. The Trustees concluded that Janus Capital’s and the subadvisers’ use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit each Janus Henderson Fund. The Trustees also concluded that, other than the services provided by Janus Capital and its affiliates and subadvisers pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and Janus Capital and the subadvisers may potentially benefit from their relationship with each other in other ways. They concluded that Janus Capital and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by Janus Capital and its affiliates. They also concluded that Janus Capital and/or the subadvisers benefit from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from Janus Capital’s and/or the subadvisers’ receipt of those products and services as well as research products and services acquired through commissions paid by other clients of Janus Capital and/or other clients of the subadvisers. They further concluded that the success of any Janus Henderson Fund could attract other business to Janus Capital, the subadvisers or other Janus Henderson funds, and that the success of Janus Capital and the subadvisers could enhance Janus Capital’s and the subadvisers’ ability to serve the Janus Henderson Funds.

Approval of an Amended and Restated Investment Advisory Agreement for Janus Henderson Small-Mid Cap Value Fund (formerly, Janus Henderson Select Value Fund)

Janus Capital Management LLC (“Janus Capital”) met with the Trustees, each of whom serves as an “independent” Trustee (the “Trustees”), on December 5, 2018 and March 14, 2019, to discuss the Amended and Restated Investment Advisory Agreement (the “Amended Advisory Agreement”) for Janus Henderson Small-Mid Cap Value Fund (formerly, Janus Henderson Select Value Fund) (“Small-Mid Cap Value Fund”) and other matters related to investment strategy changes to shift the market capitalization focus of Small-Mid Cap Value Fund (the “Strategy Change”). At these meetings, the Trustees discussed the Amended Advisory Agreement and the Strategy Change with their independent counsel, separately from management. During the course of the meetings, the Trustees requested and considered such information as they deemed relevant to their deliberations. At the meeting held on March 14, 2019, the Trustees, upon the recommendation of Janus Capital, voted unanimously to approve the Amended Advisory Agreement for Small-Mid Cap Value Fund, and recommended that the Amended Advisory Agreement be submitted to shareholders for approval. The Trustees also approved matters related to the Strategy Change, effective upon approval of the Amended Advisory Agreement by the Fund’s shareholders.

In determining whether to approve the Amended Advisory Agreement, the Trustees noted their most recent consideration of Small-Mid Cap Value Fund’s current advisory agreement (the “Current Advisory Agreement”) as part of the Trustees’ annual review and consideration of whether to continue the investment advisory agreement and sub-advisory agreement, as applicable, for each Janus Henderson fund, including Small-Mid Cap Value Fund (the “Annual Review”). The Trustees noted that in connection with the Annual Review: (i) the Trustees received and reviewed information provided by Janus Capital and each sub-adviser, including Perkins Investment Management LLC (“Perkins”), in response to requests of the Trustees and their independent legal counsel, and also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant; and (ii) throughout the Annual Review, the Trustees were advised by their independent legal counsel. The Trustees also noted that based on the Trustees’ evaluation of the information provided by Janus Capital, Perkins, and the independent fee consultant, as well as other information, the Trustees determined that the overall arrangements between Small-Mid Cap

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Value Fund and Janus Capital and Perkins were fair and reasonable in light of the nature, extent and quality of the services provided by Janus Capital, its affiliates and Perkins, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and the Trustees unanimously approved the continuation of the Current Advisory Agreement for another year.

In considering the Amended Advisory Agreement, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the Amended Advisory Agreement are discussed separately below.

• The Trustees determined that the terms of the Amended Advisory Agreement are substantially similar to those of the Current Advisory Agreement, which the Trustees recently reviewed as part of the Annual Review, and the material changes made to the Amended Advisory Agreement address the proposed change to the benchmark index and the description of the period used for calculating the performance fee in order to allow for continuity of the fee based on Small-Mid Cap Value Fund’s historical performance over a 36-month measurement period.

• As part of the Strategy Change, Small-Mid Cap Value Fund will focus its investments on common stocks of companies that are small- and mid-capitalization stocks. The Trustees determined that the proposed benchmark index, the Russell 2500TM Value Index, is more closely aligned with a small- and mid-cap stock focus than Small-Mid Cap Value Fund’s current benchmark index, the Russell 3000® Value Index.

• Under the Amended Advisory Agreement, the structure of the performance fee was not changing, other than to utilize a different benchmark and performance calculation period to implement the new benchmark over time, and that this structure had been implemented initially for Small-Mid Cap Value Fund based on analysis provided by the independent fee consultant. The Trustees considered the information provided by Janus Capital in this regard, and noted Janus Capital’s belief that this performance fee structure remained reasonable and appropriate for Small-Mid Cap Value Fund. The Trustees concluded that this performance fee structure was reasonable for Small-Mid Cap Value Fund as proposed, and also determined to seek further analysis from their independent fee consultant with respect to this matter. In this regard, Janus Capital agreed to consider further revisions to the proposed performance fee structure should that be needed based on the additional analysis provided.

• As part of the Strategy Change, Perkins will continue to provide sub-advisory services to Small-Mid Cap Value Fund, but will utilize new portfolio managers to implement Small-Mid Cap Value Fund’s focus on common stocks of companies that are small- and mid-capitalization stocks. In this regard, the Trustees noted the information provided by Janus Capital with respect to the qualifications and experience of the new portfolio managers implementing investment strategies similar to the one to be utilized by Small-Mid Cap Value Fund, and also noted that Perkins and the new portfolio managers provide sub-advisory services to other Janus Henderson funds the Trustees oversee.

• The information provided by Janus Capital with respect to (i) the impact of the Amended Advisory Agreement on the potential advisory fees to be paid by Small-Mid Cap Value Fund going forward; and (ii) the potential transaction costs and capital gains to be incurred by Small-Mid Cap Value Fund as part of the efforts to reposition Small-Mid Cap Value Fund’s portfolio to focus its investments on common stocks of companies that are small- and mid-capitalization stocks. In this regard, the Trustees noted that Small-Mid Cap Value Fund’s operating costs were not expected otherwise to materially change under the Amended Advisory Agreement.

• Janus Capital’s reasons for seeking to implement the Strategy Change, including Janus Capital’s belief that current marketplace demands for a small and mid-cap strategy, combined with Perkins’ experience in managing small- and mid-cap stocks, will provide greater opportunity for Small-Mid Cap Value Fund to grow over the long-term, and that the Strategy Change is designed to create asset growth through increased sales for Small-Mid Cap Value Fund, potentially resulting in increased operational efficiencies for Small-Mid Cap Value Fund.

• Janus Capital will pay the fees and expenses related to seeking shareholder approval of the Amended Advisory Agreement, including the costs related to the preparation and distribution of proxy materials, and all other costs incurred in connection with the solicitation of proxies.

After discussion, the Trustees determined that the overall arrangements between Small-Mid Cap Value Fund, Janus Capital, and Perkins under the Amended Advisory Agreement would continue to be fair and reasonable in light of the

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nature, extent, and quality of the services expected to be provided by Janus Capital, its affiliates, and Perkins following the Strategy Change.

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Useful Information About Your Fund Report (unaudited)

Management Commentary

The Management Commentary in this report includes valuable insight as well as statistical information to help you understand how your Fund’s performance and characteristics stack up against those of comparable indices.

If the Fund invests in foreign securities, this report may include information about country exposure. Country exposure is based primarily on the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived.

Please keep in mind that the opinions expressed in the Management Commentary are just that: opinions. They are a reflection based on best judgment at the time this report was compiled, which was December 31, 2019. As the investing environment changes, so could opinions. These views are unique and are not necessarily shared by fellow employees or by Janus Henderson in general.

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of Janus Capital and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Barclays and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

68	DECEMBER 31, 2019

Janus Henderson Multi-Sector Income Fund

Useful Information About Your Fund Report (unaudited)

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected. If you compare the Fund’s “Net Decrease from Dividends and Distributions” to “Reinvested Dividends and Distributions,” you will notice that dividends and distributions have little effect on the Fund’s net assets. This is because the majority of the Fund’s investors reinvest their dividends and/or distributions.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the

Janus Investment Fund	69

Janus Henderson Multi-Sector Income Fund

Useful Information About Your Fund Report (unaudited)

total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

70	DECEMBER 31, 2019

Janus Henderson Multi-Sector Income Fund

Notes

NotesPage1

Janus Investment Fund	71

Janus Henderson Multi-Sector Income Fund

Notes

NotesPage2

72	DECEMBER 31, 2019

Janus Henderson Multi-Sector Income Fund

Notes

NotesPage3

Janus Investment Fund	73

Knowledge. Shared

At Janus Henderson, we believe in the sharing of expert insight for better investment and business decisions. We call this ethos Knowledge. Shared.

Learn more by visiting janushenderson.com.

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson, Janus, Henderson, Perkins, Intech and Knowledge. Shared are trademarks of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.

Janus Henderson Distributors

125-24-93028 02-20

SEMIANNUAL REPORT December 31, 2019

Janus Henderson Short-Term Bond Fund

Janus Investment Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by contacting a Janus Henderson representative. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by visiting janushenderson.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you do not invest directly with the Fund, you should contact your plan sponsor, broker-dealer, or financial intermediary, to request to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-525-3713 to let the Fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Janus Henderson mutual funds where held (i.e., all Janus Henderson mutual funds held in your account if you invest through your financial intermediary or all Janus Henderson mutual funds held with the fund complex if you invest directly with a fund).

HIGHLIGHTS • Portfolio management perspective • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Short-Term Bond Fund

Janus Henderson Short-Term Bond Fund (unaudited)

FUND SNAPSHOT This dynamic, short-duration bond fund seeks risk-adjusted returns and capital preservation. Our approach leverages a bottom-up, fundamentally driven investment process.	Seth Meyer co-portfolio manager	Mayur Saigal co-portfolio manager	Michael Keough co-portfolio manager

PERFORMANCE REVIEW

For the six-month period ending December 31, 2019, Janus Henderson Short-Term Bond Fund’s Class I Shares returned 1.22%, compared with 1.29% for its benchmark, the Bloomberg Barclays 1-3 Year U.S. Government/Credit Index.

INVESTMENT ENVIRONMENT

Fixed income markets broadly became more confident of a soft landing for the U.S. economy as the Federal Reserve (Fed) continued with accommodation. The Fed lowered its policy rate three times during the period and engaged in the purchase of Treasury bills to help stabilize the short-term borrowing market. Corporate credit extended strong year-to-date gains. Generally better-than-expected earnings reports and late-period progress in U.S.-China trade relations contributed to spreads (yields over Treasuries) tightening toward the lows of the current credit cycle. The yield on the 2-year U.S. Treasury note rallied on the Fed’s cut, closing December at 1.57%, down from 1.75% in June. However, the segment of the yield curve between 2-year and 5-year notes steepened.

PERFORMANCE DISCUSSION

The Fund underperformed its benchmark, the Bloomberg Barclays U.S. Government/Credit 1-3 Year Bond Index, during the six-month period, but did generate positive returns. We maintained our positive outlook on credit markets, believing they would be supported by the more accommodative Fed, a healthy consumer and favorable financial conditions. Our optimism was buoyed by our view that the low-yield environment would continue to favor credit products generally, and the downward trend in gross issuance of corporate bonds would continue to benefit that asset class specifically. As such, we remained underweight Treasuries and overweight corporate bonds.

Within our corporate allocation, we added exposure to the banking sector as aggregate earnings reports confirmed that a stabilizing economy and a steepening yield curve were improving the health of the sector. Given valuations broadly, however, we sought to reduce some of our more cyclical exposures in chemicals and midstream energy. Consistent with our preference to diversify sources of risk in the portfolio, we continued to favor structured securities tied to the strength of the U.S. consumer. We added to asset-backed securities, including those backed by restaurant franchises.

A modest cash position held back results over the period. Cash is not used as a strategy within the Fund but is a residual of our bottom-up, fundamental investment process. Our exposure to the banking sector also lagged. Security selection held back performance, largely due to our lack of exposure to a multinational investment bank that performed well.

Our corporate credit overweights – particularly our exposure to high yield and the lowest-quality rating of investment-grade bonds – contributed to returns. At the industry level, positioning in metals and mining aided relative results. Specialty metals company Allegheny Technologies led individual contributors. Our position benefited when the company refinanced debt over the period and Moody’s upgraded the high-yield issuer by one notch. We continue to like the name, which is well placed to benefit from next-generation aerospace engine replacement given several of its products are considered critical components.

OUTLOOK

We remain positive on the U.S. fixed income markets, but our outlook for returns is subdued in comparison to 2019. Labor markets and consumer incomes will be important signposts to monitor as we expect stabilization of growth at lower levels, and both geopolitics and the ebb and flow of sentiment shifts will likely cause moments of market volatility. But our base case remains that subdued growth, contained inflation and a strong U.S. consumer – amid the swath of negative-yielding debt globally – should provide stability to the Treasury market and support to the credit

Janus Investment Fund	1

Janus Henderson Short-Term Bond Fund (unaudited)

markets. We are actively seeking to capitalize on attractive income and return opportunities sprouting from the stabilization in the economic landscape.

Sector and security selection, however, remain particularly important. Given the relative tightness in corporate bond spreads, we are biased toward higher-quality, cash-flow-generative business models and issuers that are focused on balance sheet improvement. And given the U.S. presidential election could result in significant impact on a variety of industry sectors – including banking, health care and energy – we believe there is a need for diversification of risks at the sector, industry and company levels. As we seek diverse yield sources, we are looking to asset-backed securities tied to the strength of the consumer to offer attractive risk/reward in 2020. Across the fixed income spectrum, we remain committed to our in-depth, bottom-up research and astute security selection as we strive to deliver strong risk-adjusted returns.

Thank you for your investment in Janus Henderson Short-Term Bond Fund.

2	DECEMBER 31, 2019

Janus Henderson Short-Term Bond Fund (unaudited)

Fund At A Glance

December 31, 2019

Fund Profile
30-day Current Yield*	Without Reimbursement	With Reimbursement
Class A Shares NAV	1.58%	1.62%
Class A Shares MOP	1.54%	1.58%
Class C Shares**	0.87%	0.92%
Class D Shares	1.75%	1.80%
Class I Shares	1.79%	1.83%
Class N Shares	1.89%	1.93%
Class S Shares	1.15%	1.44%
Class T Shares	1.65%	1.69%
Weighted Average Maturity		2.4 Years
Average Effective Duration***		1.8 Years
* Yield will fluctuate.
** Does not include the 1.00% contingent deferred sales charge.
*** A theoretical measure of price volatility.

Ratings† Summary - (% of Total Investments)
AAA	3.2%
AA	31.4%
A	13.5%
BBB	34.7%
BB	10.5%
B	0.3%
Not Rated	6.0%
Other	0.4%

† Credit ratings provided by Standard & Poor's (S&P), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality. "Other" includes cash equivalents, equity securities, and certain derivative instruments.

Significant Areas of Investment - (% of Net Assets)

Asset Allocation - (% of Net Assets)
Corporate Bonds	56.4%
United States Treasury Notes/Bonds	25.5%
Asset-Backed/Commercial Mortgage-Backed Securities	15.1%
Bank Loans and Mezzanine Loans	1.9%
Investment Companies	0.5%
Other	0.6%
100.0%

Janus Investment Fund	3

Janus Henderson Short-Term Bond Fund (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended December 31, 2019						Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Ten Year	Since Inception*	Total Annual Fund Operating Expenses‡	Net Annual Fund Operating Expenses‡
Class A Shares at NAV	1.13%	4.01%	1.47%	1.77%	3.46%	0.85%	0.75%
Class A Shares at MOP	-1.48%	1.28%	0.95%	1.28%	3.27%
Class C Shares at NAV	0.77%	2.95%	0.73%	0.98%	2.75%	1.63%	1.52%
Class C Shares at CDSC	-0.23%	1.95%	0.73%	0.98%	2.75%
Class D Shares(1)	1.21%	4.18%	1.64%	1.87%	3.79%	0.70%	0.58%
Class I Shares	1.22%	4.21%	1.70%	2.00%	3.68%	0.65%	0.54%
Class N Shares	1.28%	3.98%	1.71%	1.92%	3.81%	0.55%	0.44%
Class S Shares	1.03%	3.84%	1.32%	1.55%	3.27%	1.27%	0.94%
Class T Shares	1.15%	4.07%	1.53%	1.77%	3.75%	0.80%	0.69%
Bloomberg Barclays 1-3 Year U.S. Government/Credit Index	1.29%	4.03%	1.67%	1.54%	3.79%**
Morningstar Quartile - Class T Shares	-	3rd	4th	3rd	2nd
Morningstar Ranking - based on total returns for Short-Term Bond Funds	-	409/577	381/506	276/400	70/155

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 2.50%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Net expense ratios reflect the expense waiver, if any, contractually agreed to through October 28, 2020.

4	DECEMBER 31, 2019

Janus Henderson Short-Term Bond Fund (unaudited)

Performance

Performance may be affected by risks that include those associated with non-diversification, portfolio turnover, short sales, potential conflicts of interest, foreign and emerging markets, initial public offerings (IPOs), high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), derivatives, and commodity-linked investments. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

The Fund will normally invest at least 80% of its net assets, measured at the time of purchase, in the type of securities described by its name.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Class A Shares, Class C Shares, Class I Shares, and Class S Shares commenced operations on July 6, 2009. Performance shown for each class for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class (renamed Class T Shares effective February 16, 2010), calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.

Class D Shares commenced operations on February 16, 2010. Performance shown for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

Class N Shares commenced operations on May 31, 2012. Performance shown for periods prior to May 31, 2012, reflects the performance of the Fund’s Class T Shares, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers.

If each share class of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2019 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

Effective December 3, 2019, Michael Keough, Seth Meyer, Mayur Saigal and Darrell Watters are Co-Portfolio Managers of the Fund. Effective December 31, 2019, Darrell Watters is removed as Co-Portfolio Manager. Effective on or about February 1, 2020, Michael Keough, Seth Meyer and Greg Wilensky are Co-Portfolio Managers of the Fund.

*The Fund’s inception date – September 1, 1992

‡ As stated in the prospectus. See Financial Highlights for actual expense ratios during the reporting period.

** The Bloomberg Barclays 1-3 Year U.S. Government/Credit Index’s since inception returns are calculated from August 31, 1992.

(1) Closed to certain new investors.

Janus Investment Fund	5

Janus Henderson Short-Term Bond Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/19)	Ending Account Value (12/31/19)	Expenses Paid During Period (7/1/19 - 12/31/19)†	Beginning Account Value (7/1/19)	Ending Account Value (12/31/19)	Expenses Paid During Period (7/1/19 - 12/31/19)†	Net Annualized Expense Ratio (7/1/19 - 12/31/19)
Class A Shares	$1,000.00	$1,011.30	$3.79	$1,000.00	$1,021.37	$3.81	0.75%
Class C Shares	$1,000.00	$1,007.70	$7.32	$1,000.00	$1,017.85	$7.35	1.45%
Class D Shares	$1,000.00	$1,012.10	$2.93	$1,000.00	$1,022.22	$2.95	0.58%
Class I Shares	$1,000.00	$1,012.20	$2.83	$1,000.00	$1,022.32	$2.85	0.56%
Class N Shares	$1,000.00	$1,012.80	$2.28	$1,000.00	$1,022.87	$2.29	0.45%
Class S Shares	$1,000.00	$1,010.30	$4.70	$1,000.00	$1,020.46	$4.72	0.93%
Class T Shares	$1,000.00	$1,011.50	$3.49	$1,000.00	$1,021.67	$3.51	0.69%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

6	DECEMBER 31, 2019

Janus Henderson Short-Term Bond Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – 15.1%
Applebee's Funding LLC / IHOP Funding LLC, 4.1940%, 6/7/49 (144A)	$7,170,000	$7,258,598
Cazenovia Creek Funding II LLC, 3.5607%, 7/15/30 (144A)	8,351,914	8,398,679
Chesapeake Funding II LLC, 2.7100%, 9/15/31 (144A)	2,858,000	2,799,308
Conn's Receivables Funding 2018-A LLC, 3.2500%, 1/15/23 (144A)	466,959	468,114
Conn's Receivables Funding 2019-A LLC, 3.4000%, 10/16/23 (144A)	974,967	978,072
DBJPM 16-C3 Mortgage Trust, 1.5020%, 8/10/49	1,406,745	1,398,756
Domino's Pizza Master Issuer LLC, 3.0820%, 7/25/47 (144A)	13,843,480	13,848,727
Exeter Automobile Receivables Trust 2018-4, 3.6400%, 11/15/22 (144A)	2,894,000	2,910,008
First Investors Auto Owner Trust, 2.8400%, 5/16/22 (144A)	350,324	350,417
Foursight Capital Automobile Receivables Trust 2018-2,
3.6400%, 5/15/23 (144A)	2,332,000	2,363,752
Foursight Capital Automobile Receivables Trust 2018-2,
3.8000%, 11/15/23 (144A)	1,391,000	1,423,302
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 2.2000%, 3.9920%, 2/25/24‡	2,913,730	2,944,507
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 1.8500%, 3.6420%, 10/25/27‡	960,851	966,543
GLS Auto Receivables Issuer Trust 2019-2, 3.0600%, 4/17/23 (144A)	2,778,538	2,794,978
Golden Credit Card Trust, 1.9800%, 4/15/22 (144A)	9,442,000	9,442,033
Golden Credit Card Trust, 2.6200%, 1/15/23 (144A)	8,447,000	8,501,899
Great Wolf Trust, 2.7560%, 12/15/36 (144A)	5,929,000	5,920,054
Hertz Fleet Lease Funding LP,
ICE LIBOR USD 1 Month + 0.5000%, 2.2151%, 5/10/32 (144A)‡	5,609,059	5,612,722
Hertz Fleet Lease Funding LP, 3.2300%, 5/10/32 (144A)	4,580,649	4,612,276
Jack in the Box Funding, LLC 2019-1A A2I, 3.9820%, 8/25/49 (144A)	5,215,282	5,251,592
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25,
1.6150%, 10/15/48	923,484	920,990
OSCAR US Funding Trust VII LLC, 2.4500%, 12/10/21 (144A)	4,782,255	4,787,156
OSCAR US Funding Trust VII LLC, 2.7600%, 12/10/24 (144A)	6,035,000	6,080,150
Permanent Master Issuer PLC,
ICE LIBOR USD 3 Month + 0.3800%, 2.3661%, 7/15/58 (144A)‡	4,516,000	4,513,989
Prestige Auto Receivables Trust 2018-1, 3.7500%, 10/15/24 (144A)	1,639,000	1,669,914
PSNH Funding LLC 3, 3.0940%, 2/1/26	7,373,855	7,516,763
Santander Drive Auto Receivables Trust 2016-1, 3.0900%, 4/15/22	44,898	44,909
Santander Drive Auto Receivables Trust 2016-2, 2.6600%, 11/15/21	441,802	442,022
Santander Drive Auto Receivables Trust 2016-3, 2.4600%, 3/15/22	1,974,583	1,976,602
Santander Drive Auto Receivables Trust 2017-2, 4.9900%, 9/16/24 (144A)	10,046,000	10,353,648
Santander Drive Auto Receivables Trust 2018-5, 3.5200%, 12/15/22	3,863,000	3,883,979
Santander Prime Auto Issuance Notes Trust 2018-A, 5.0400%, 9/15/25 (144A)	4,493,676	4,571,553
Silverstone Master Issuer PLC,
ICE LIBOR USD 3 Month + 0.3900%, 2.3559%, 1/21/70 (144A)‡	2,708,440	2,700,560
Station Place Securitization Trust Series 2019-4, 2.6799%, 6/24/20‡	4,641,000	4,643,725
Taco Bell Funding LLC, 4.3770%, 5/25/46 (144A)	2,515,500	2,535,841
Taco Bell Funding LLC, 4.3180%, 11/25/48 (144A)	14,921,949	15,241,132
Verizon Owner Trust 2019-A, 2.9300%, 9/20/23	4,125,000	4,188,066
Verizon Owner Trust 2019-C, 1.9400%, 4/22/24	4,175,000	4,171,395
Verizon Owner Trust 2019-C, 2.0600%, 4/22/24	8,417,000	8,368,759
Wells Fargo Commercial Mortgage Trust 2015-NXS3, 1.5040%, 9/15/57	195,076	194,774
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $176,709,142)		177,050,264
Bank Loans and Mezzanine Loans – 1.9%
Communications – 1.4%
Charter Communications Operating LLC,
ICE LIBOR USD 1 Month + 1.7500%, 3.5500%, 4/30/25‡	16,572,031	16,678,258
Consumer Non-Cyclical – 0.5%
HCA Inc, ICE LIBOR USD 1 Month + 1.7500%, 3.5494%, 3/13/25‡	5,135,527	5,159,921
Total Bank Loans and Mezzanine Loans (cost $21,692,378)		21,838,179
Corporate Bonds – 56.4%
Banking – 15.3%
Bank of America Corp, 2.5030%, 10/21/22	14,876,000	15,021,530

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Short-Term Bond Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Banking – (continued)
Bank of America Corp, ICE LIBOR USD 3 Month + 1.0210%, 2.8810%, 4/24/23‡	$10,533,000	$10,715,207
Bank of Montreal, 3.3000%, 2/5/24	3,493,000	3,638,216
BNP Paribas SA, ICE LIBOR USD 3 Month + 2.2350%, 4.7050%, 1/10/25 (144A)‡	3,491,000	3,778,703
BNP Paribas SA, ICE LIBOR USD 3 Month + 1.1110%, 2.8190%, 11/19/25 (144A)‡	2,372,000	2,397,910
Capital One Financial Corp, 2.4000%, 10/30/20	5,441,000	5,457,573
Citibank NA, ICE LIBOR USD 3 Month + 0.3200%, 2.2291%, 5/1/20‡	11,242,000	11,249,396
Citigroup Inc, 4.4000%, 6/10/25	5,470,000	5,940,553
Citizens Bank NA/Providence RI, 2.2500%, 3/2/20	5,031,000	5,031,385
Credit Suisse Group AG,
ICE LIBOR USD 3 Month + 1.2000%, 2.9970%, 12/14/23 (144A)‡	5,906,000	6,012,888
Goldman Sachs Group Inc, 2.7500%, 9/15/20	10,011,000	10,057,974
Goldman Sachs Group Inc, 3.0000%, 4/26/22	6,824,000	6,907,977
JPMorgan Chase & Co, 2.9720%, 1/15/23	20,009,000	20,409,612
National Australia Bank Ltd/New York, 2.2500%, 1/10/20	5,755,000	5,755,219
National Australia Bank Ltd/New York, 2.1250%, 5/22/20	10,258,000	10,266,951
PNC Bank NA, 2.0000%, 5/19/20	15,086,000	15,088,145
PNC Bank NA, ICE LIBOR USD 3 Month + 0.4200%, 2.0280%, 12/9/22‡	11,750,000	11,762,524
Toronto-Dominion Bank, 2.5500%, 1/25/21	12,686,000	12,778,573
UBS AG/London, 2.4500%, 12/1/20 (144A)	5,238,000	5,255,884
US Bank NA/Cincinnati OH, 1.9500%, 1/9/23	11,801,000	11,783,559
		179,309,779
Basic Industry – 2.5%
Anglo American Capital PLC, 4.1250%, 4/15/21 (144A)	3,349,000	3,415,156
Anglo American Capital PLC, 3.7500%, 4/10/22 (144A)	203,000	208,278
Freeport-McMoRan Inc, 3.5500%, 3/1/22	12,929,000	13,090,613
Glencore Finance Canada Ltd, 4.9500%, 11/15/21 (144A)	1,148,000	1,200,546
Hudbay Minerals Inc, 7.2500%, 1/15/23 (144A)	1,683,000	1,745,061
Steel Dynamics Inc, 5.1250%, 10/1/21	9,736,000	9,741,844
		29,401,498
Brokerage – 1.4%
Charles Schwab Corp, ICE LIBOR USD 3 Month + 0.3200%, 2.2146%, 5/21/21‡	7,700,000	7,706,745
E*TRADE Financial Corp, 2.9500%, 8/24/22	8,405,000	8,558,490
		16,265,235
Capital Goods – 9.0%
Arconic Inc, 6.1500%, 8/15/20	10,275,000	10,506,599
Arconic Inc, 5.4000%, 4/15/21	8,366,000	8,624,808
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc,
4.2500%, 9/15/22 (144A)	6,879,000	6,962,236
Ball Corp, 4.3750%, 12/15/20	19,210,000	19,613,218
Boeing Co, 2.7000%, 5/1/22	6,062,000	6,154,304
CNH Industrial Capital LLC, 4.3750%, 4/5/22	4,254,000	4,440,921
General Dynamics Corp, ICE LIBOR USD 3 Month + 0.2900%, 2.1906%, 5/11/20‡	1,022,000	1,022,586
General Dynamics Corp, ICE LIBOR USD 3 Month + 0.3800%, 2.2806%, 5/11/21‡	1,022,000	1,025,012
Huntington Ingalls Industries Inc, 5.0000%, 11/15/25 (144A)	8,606,000	8,993,270
Northrop Grumman Corp, 2.0800%, 10/15/20	11,064,000	11,075,714
Sealed Air Corp, 6.5000%, 12/1/20 (144A)	10,974,000	11,248,350
Vulcan Materials Co, ICE LIBOR USD 3 Month + 0.6500%, 2.5569%, 3/1/21‡	15,695,000	15,725,068
		105,392,086
Communications – 1.7%
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.5790%, 7/23/20	7,684,000	7,732,858
Lamar Media Corp, 5.0000%, 5/1/23	132,000	134,310
Sirius XM Radio Inc, 3.8750%, 8/1/22 (144A)	256,000	261,440
T-Mobile USA Inc, 6.0000%, 3/1/23	6,448,000	6,564,064
T-Mobile USA Inc, 6.3750%, 3/1/25	4,307,000	4,450,552
Zayo Group LLC / Zayo Capital Inc, 6.0000%, 4/1/23	1,373,000	1,403,893
		20,547,117

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	DECEMBER 31, 2019

Janus Henderson Short-Term Bond Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Consumer Cyclical – 5.2%
Fiat Chrysler Automobiles NV, 4.5000%, 4/15/20	$1,269,000	$1,276,931
Ford Motor Credit Co LLC, 5.5960%, 1/7/22	12,736,000	13,417,097
Ford Motor Credit Co LLC, 3.3500%, 11/1/22	6,248,000	6,308,151
General Motors Financial Co Inc, 2.6500%, 4/13/20	6,159,000	6,166,634
GLP Capital LP / GLP Financing II Inc, 3.3500%, 9/1/24	17,709,000	18,075,753
Hyundai Capital America,
ICE LIBOR USD 3 Month + 0.9400%, 2.9670%, 7/8/21 (144A)‡	7,559,000	7,578,144
Lennar Corp, 4.7500%, 4/1/21	4,221,000	4,315,973
M/I Homes Inc, 6.7500%, 1/15/21	3,936,000	3,940,920
		61,079,603
Consumer Non-Cyclical – 7.6%
AbbVie Inc, 2.6000%, 11/21/24 (144A)	11,978,000	12,046,573
Becton Dickinson and Co, 2.4040%, 6/5/20	6,013,000	6,019,374
Campbell Soup Co, 3.3000%, 3/15/21	3,459,000	3,509,670
Constellation Brands Inc, 3.7500%, 5/1/21	4,959,000	5,071,318
CVS Health Corp, 2.1250%, 6/1/21	5,494,000	5,502,326
Elanco Animal Health Inc, 3.9120%, 8/27/21	2,697,000	2,766,227
Elanco Animal Health Inc, 4.2720%, 8/28/23	11,418,000	12,053,595
GlaxoSmithKline Capital PLC, 2.8750%, 6/1/22	12,600,000	12,869,085
Hasbro Inc, 2.6000%, 11/19/22	6,005,000	6,038,429
Hasbro Inc, 3.0000%, 11/19/24	4,734,000	4,753,972
Molson Coors Brewing Co, 2.2500%, 3/15/20	9,401,000	9,396,989
Zimmer Biomet Holdings Inc, 2.7000%, 4/1/20	9,755,000	9,761,328
		89,788,886
Energy – 3.6%
Enterprise Products Operating LLC, 2.8500%, 4/15/21	8,396,000	8,486,540
Exxon Mobil Corp, 2.0190%, 8/16/24	12,500,000	12,531,285
Kinder Morgan Inc/DE, ICE LIBOR USD 3 Month + 1.2800%, 3.2809%, 1/15/23‡	9,121,000	9,249,073
NGPL PipeCo LLC, 4.3750%, 8/15/22 (144A)	6,895,000	7,158,422
NuStar Logistics LP, 4.8000%, 9/1/20	3,005,000	3,042,563
Western Midstream Operating LP, 5.3750%, 6/1/21	1,240,000	1,279,065
		41,746,948
Financial Institutions – 0.1%
Credit Acceptance Corp, 5.1250%, 12/31/24 (144A)	1,559,000	1,618,959
Insurance – 0.7%
Centene Corp, 4.7500%, 1/15/25 (144A)	7,642,000	7,937,975
Multi-Utilities – 0.1%
Sempra Energy, ICE LIBOR USD 3 Month + 0.5000%, 2.5009%, 1/15/21‡	1,609,000	1,609,269
Owned No Guarantee – 0.4%
Syngenta Finance NV, 3.6980%, 4/24/20 (144A)	2,702,000	2,710,495
Syngenta Finance NV, 3.9330%, 4/23/21 (144A)	2,497,000	2,539,049
		5,249,544
Real Estate Investment Trusts (REITs) – 2.7%
CyrusOne LP / CyrusOne Finance Corp, 2.9000%, 11/15/24	4,316,000	4,332,573
iStar Inc, 4.2500%, 8/1/25	1,636,000	1,653,931
SL Green Operating Partnership LP,
ICE LIBOR USD 3 Month + 0.9800%, 2.8841%, 8/16/21‡	7,273,000	7,274,503
Welltower Inc, 3.6250%, 3/15/24	17,093,000	17,945,761
		31,206,768
Technology – 5.8%
Alliance Data Systems Corp, 4.7500%, 12/15/24 (144A)	4,736,000	4,724,160
Analog Devices Inc, 2.9500%, 1/12/21	11,431,000	11,524,717
Broadcom Corp / Broadcom Cayman Finance Ltd, 2.3750%, 1/15/20	7,916,000	7,916,354
Broadcom Corp / Broadcom Cayman Finance Ltd, 2.2000%, 1/15/21	13,522,000	13,530,135
EMC Corp, 2.6500%, 6/1/20	14,567,000	14,569,622
Equifax Inc, 2.6000%, 12/1/24	5,496,000	5,525,358
Iron Mountain Inc, 4.3750%, 6/1/21 (144A)	5,804,000	5,862,330
Total System Services Inc, 3.8000%, 4/1/21	3,808,000	3,882,194
		67,534,870

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Short-Term Bond Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Transportation – 0.3%
American Airlines Group Inc, 5.0000%, 6/1/22 (144A)	$2,109,000	$2,206,541
United Continental Holdings Inc, 6.0000%, 12/1/20	1,804,000	1,860,826
		4,067,367
Total Corporate Bonds (cost $657,961,909)		662,755,904
United States Treasury Notes/Bonds – 25.5%
2.3750%, 4/30/20	21,917,000	21,970,080
2.5000%, 2/28/21	19,039,100	19,222,794
2.2500%, 3/31/21	22,887,000	23,058,656
1.7500%, 7/31/21	18,840,000	18,881,803
2.7500%, 8/15/21	10,007,200	10,187,858
2.8750%, 10/15/21	4,985,000	5,095,626
2.6250%, 12/15/21	26,504,000	27,022,410
1.7500%, 6/15/22	40,000,000	40,143,630
1.7500%, 7/15/22	4,178,000	4,192,251
2.1250%, 3/31/24	5,737,000	5,838,647
2.2500%, 4/30/24	60,880,000	62,275,978
2.0000%, 5/31/24	24,124,000	24,436,737
1.7500%, 6/30/24	7,352,000	7,368,516
1.7500%, 7/31/24	30,057,100	30,125,390
Total United States Treasury Notes/Bonds (cost $298,771,417)		299,820,376
Investment Companies – 0.5%
Money Markets – 0.5%
Janus Henderson Cash Liquidity Fund LLC, 1.7210%ºº,£ (cost $6,040,172)	6,040,172	6,040,172
Total Investments (total cost $1,161,175,018) – 99.4%		1,167,504,895
Cash, Receivables and Other Assets, net of Liabilities – 0.6%		7,166,829
Net Assets – 100%		$1,174,671,724

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,045,868,619	89.6%
Canada	38,905,090	3.3
Switzerland	17,718,862	1.5
United Kingdom	16,846,576	1.5
Australia	16,022,170	1.4
Japan	10,867,306	0.9
Ireland	6,962,236	0.6
France	6,176,613	0.5
Netherlands	4,513,989	0.4
South Africa	3,623,434	0.3

Total	$1,167,504,895	100.0%

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

10	DECEMBER 31, 2019

Janus Henderson Short-Term Bond Fund

Schedule of Investments (unaudited)

December 31, 2019

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/19
Investment Companies - 0.5%
Money Markets - 0.5%
Janus Henderson Cash Liquidity Fund LLC, 1.7210%ºº	$181,309	$918	$751	$6,040,172

	Share Balance at 6/30/19	Purchases	Sales	Share Balance at 12/31/19
Investment Companies - 0.5%
Money Markets - 0.5%
Janus Henderson Cash Liquidity Fund LLC, 1.7210%ºº	7,594,249	337,853,897	(339,407,974)	6,040,172

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson Short-Term Bond Fund

Notes to Schedule of Investments and Other Information (unaudited)

Bloomberg Barclays 1-3 Year U.S. Government/Credit Index	Bloomberg Barclays 1-3 Year U.S. Government/Credit Index measures Treasuries, government-related issues and corporates with maturity between 1-3 years.

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2019 is $241,250,844, which represents 20.5% of net assets.

‡

Variable or floating rate security. Rate shown is the current rate as of December 31, 2019. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of December 31, 2019.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2019. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$177,050,264	$-
Bank Loans and Mezzanine Loans	-	21,838,179	-
Corporate Bonds	-	662,755,904	-
United States Treasury Notes/Bonds	-	299,820,376	-
Investment Companies	-	6,040,172	-
Total Assets	$-	$1,167,504,895	$-

12	DECEMBER 31, 2019

Janus Henderson Short-Term Bond Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2019

See footnotes at the end of the Statement.

Assets:
Unaffiliated investments, at value(1)	$1,161,464,723
Affiliated investments, at value(2)	6,040,172
Cash	193,095
Non-interested Trustees' deferred compensation	30,149
Receivables:
Interest	7,596,851
Investments sold	1,263,013
Fund shares sold	906,091
Dividends from affiliates	32,600
Other assets	10,901
Total Assets	1,177,537,595
Liabilities:
Payables:	—
Fund shares repurchased	1,832,964
Advisory fees	414,155
Transfer agent fees and expenses	213,137
Dividends	133,016
Professional fees	49,011
Non-affiliated fund administration fees payable	34,691
12b-1 Distribution and shareholder servicing fees	32,796
Non-interested Trustees' deferred compensation fees	30,149
Custodian fees	2,664
Affiliated fund administration fees payable	2,580
Non-interested Trustees' fees and expenses	907
Accrued expenses and other payables	119,801
Total Liabilities	2,865,871
Net Assets	$1,174,671,724

See Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson Short-Term Bond Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2019

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,201,703,775
Total distributable earnings (loss)	(27,032,051)
Total Net Assets	$1,174,671,724
Net Assets - Class A Shares	$51,662,462
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	17,104,575
Net Asset Value Per Share(3)	$3.02
Maximum Offering Price Per Share(4)	$3.10
Net Assets - Class C Shares	$25,245,039
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	8,374,071
Net Asset Value Per Share(3)	$3.01
Net Assets - Class D Shares	$181,943,499
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	60,213,117
Net Asset Value Per Share	$3.02
Net Assets - Class I Shares	$375,315,781
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	124,357,824
Net Asset Value Per Share	$3.02
Net Assets - Class N Shares	$63,316,549
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	21,002,491
Net Asset Value Per Share	$3.01
Net Assets - Class S Shares	$1,144,318
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	379,884
Net Asset Value Per Share	$3.01
Net Assets - Class T Shares	$476,044,076
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	157,516,638
Net Asset Value Per Share	$3.02

(1) Includes cost of $1,155,134,846.

(2) Includes cost of $6,040,172.

(3) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

(4) Maximum offering price is computed at 100/97.5 of net asset value.

See Notes to Financial Statements.

14	DECEMBER 31, 2019

Janus Henderson Short-Term Bond Fund

Statement of Operations (unaudited)

For the period ended December 31, 2019

Investment Income:
Interest	$16,686,771
Dividends from affiliates	181,309
Other income	232,560
Total Investment Income	17,100,640
Expenses:
Advisory fees	2,702,300
12b-1 Distribution and shareholder servicing fees:
Class A Shares	66,827
Class C Shares	121,996
Class S Shares	1,606
Transfer agent administrative fees and expenses:
Class D Shares	108,862
Class S Shares	1,606
Class T Shares	636,352
Transfer agent networking and omnibus fees:
Class A Shares	12,161
Class C Shares	8,349
Class I Shares	227,488
Other transfer agent fees and expenses:
Class A Shares	1,957
Class C Shares	913
Class D Shares	16,893
Class I Shares	8,815
Class N Shares	801
Class S Shares	18
Class T Shares	3,324
Registration fees	81,954
Shareholder reports expense	70,768
Professional fees	31,190
Affiliated fund administration fees	15,353
Non-interested Trustees’ fees and expenses	13,814
Custodian fees	12,885
Short sales interest expense	109
Other expenses	61,236
Total Expenses	4,207,577
Less: Excess Expense Reimbursement and Waivers	(297,047)
Net Expenses	3,910,530
Net Investment Income/(Loss)	13,190,110
Net Realized Gain/(Loss) on Investments:
Investments	1,942,979
Investments in affiliates	918
Total Net Realized Gain/(Loss) on Investments	1,943,897
Change in Unrealized Net Appreciation/Depreciation:
Investments and non-interested Trustees’ deferred compensation	(112,275)
Investments in affiliates	751
Total Change in Unrealized Net Appreciation/Depreciation	(111,524)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$15,022,483

See Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson Short-Term Bond Fund

Statements of Changes in Net Assets

	Period ended December 31, 2019 (unaudited)	Year ended June 30, 2019

Operations:
Net investment income/(loss)	$13,190,110	$31,863,878
Net realized gain/(loss) on investments	1,943,897	(3,266,348)
Change in unrealized net appreciation/depreciation	(111,524)	21,042,038
Net Increase/(Decrease) in Net Assets Resulting from Operations	15,022,483	49,639,568
Dividends and Distributions to Shareholders
Class A Shares	(592,955)	(1,288,482)
Class C Shares	(198,412)	(465,514)
Class D Shares	(2,181,691)	(4,153,770)
Class I Shares	(4,728,697)	(10,083,937)
Class N Shares	(762,929)	(1,637,015)
Class S Shares	(12,999)	(27,101)
Class T Shares	(5,764,871)	(14,326,360)
Net Decrease from Dividends and Distributions to Shareholders	(14,242,554)	(31,982,179)
Capital Share Transactions:
Class A Shares	(6,191,091)	4,770,321
Class C Shares	(4,204,283)	1,702,573
Class D Shares	3,345,930	8,378,207
Class I Shares	(17,697,783)	(66,570,870)
Class N Shares	25,794,068	(25,151,998)
Class S Shares	(18,620)	(428,993)
Class T Shares	(45,599,767)	(256,950,978)
Net Increase/(Decrease) from Capital Share Transactions	(44,571,546)	(334,251,738)
Net Increase/(Decrease) in Net Assets	(43,791,617)	(316,594,349)
Net Assets:
Beginning of period	1,218,463,341	1,535,057,690
End of period	$1,174,671,724	$1,218,463,341

See Notes to Financial Statements.

16	DECEMBER 31, 2019

Janus Henderson Short-Term Bond Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$3.02	$2.98	$3.02	$3.04	$3.04	$3.07
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.03	0.07	0.05	0.04	0.03	0.04
Net realized and unrealized gain/(loss)	—(2)	0.04	(0.04)	(0.02)	—(2)	(0.03)
Total from Investment Operations	0.03	0.11	0.01	0.02	0.03	0.01
Less Dividends and Distributions:
Dividends (from net investment income)	(0.03)	(0.07)	(0.05)	(0.04)	(0.03)	(0.04)
Distributions (from capital gains)	—	—	—	—	—	—(2)
Total Dividends and Distributions	(0.03)	(0.07)	(0.05)	(0.04)	(0.03)	(0.04)
Net Asset Value, End of Period	$3.02	$3.02	$2.98	$3.02	$3.04	$3.04
Total Return*	1.13%	3.64%	0.41%	0.59%	1.07%	0.35%
Net Assets, End of Period (in thousands)	$51,662	$57,815	$52,118	$82,707	$140,541	$155,365
Average Net Assets for the Period (in thousands)	$52,887	$57,158	$61,037	$118,037	$149,362	$169,622
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.80%	0.85%	0.90%	0.90%	0.90%	0.90%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.75%	0.77%	0.79%	0.80%	0.80%	0.80%
Ratio of Net Investment Income/(Loss)	2.06%	2.25%	1.69%	1.18%	1.06%	1.21%
Portfolio Turnover Rate	42%	79%	78%	82%	78%	84%

Class C Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$3.01	$2.97	$3.02	$3.04	$3.03	$3.07
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.02	0.05	0.03	0.01	0.01	0.01
Net realized and unrealized gain/(loss)	—(2)	0.04	(0.05)	(0.02)	0.01	(0.04)
Total from Investment Operations	0.02	0.09	(0.02)	(0.01)	0.02	(0.03)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.02)	(0.05)	(0.03)	(0.01)	(0.01)	(0.01)
Distributions (from capital gains)	—	—	—	—	—	—(2)
Total Dividends and Distributions	(0.02)	(0.05)	(0.03)	(0.01)	(0.01)	(0.01)
Net Asset Value, End of Period	$3.01	$3.01	$2.97	$3.02	$3.04	$3.03
Total Return*	0.77%	2.90%	(0.69)%	(0.17)%	0.71%	(0.75)%
Net Assets, End of Period (in thousands)	$25,245	$29,434	$27,253	$40,512	$54,355	$54,465
Average Net Assets for the Period (in thousands)	$25,899	$30,443	$33,426	$48,661	$54,760	$61,751
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.51%	1.58%	1.67%	1.66%	1.58%	1.67%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.45%	1.49%	1.56%	1.56%	1.48%	1.57%
Ratio of Net Investment Income/(Loss)	1.35%	1.52%	0.91%	0.45%	0.37%	0.44%
Portfolio Turnover Rate	42%	79%	78%	82%	78%	84%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

See Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Short-Term Bond Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$3.02	$2.98	$3.03	$3.05	$3.04	$3.08
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.03	0.07	0.06	0.04	0.04	0.04
Net realized and unrealized gain/(loss)	0.01	0.04	(0.05)	(0.02)	0.01	(0.04)
Total from Investment Operations	0.04	0.11	0.01	0.02	0.05	—
Less Dividends and Distributions:
Dividends (from net investment income)	(0.04)	(0.07)	(0.06)	(0.04)	(0.04)	(0.04)
Distributions (from capital gains)	—	—	—	—	—	—(2)
Total Dividends and Distributions	(0.04)	(0.07)	(0.06)	(0.04)	(0.04)	(0.04)
Net Asset Value, End of Period	$3.02	$3.02	$2.98	$3.03	$3.05	$3.04
Total Return*	1.21%	3.81%	0.24%	0.75%	1.56%	0.19%
Net Assets, End of Period (in thousands)	$181,943	$178,483	$167,616	$180,025	$191,793	$188,072
Average Net Assets for the Period (in thousands)	$181,117	$172,435	$173,652	$187,619	$189,850	$194,242
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.64%	0.70%	0.76%	0.76%	0.76%	0.76%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.58%	0.60%	0.63%	0.64%	0.64%	0.64%
Ratio of Net Investment Income/(Loss)	2.22%	2.40%	1.87%	1.37%	1.22%	1.37%
Portfolio Turnover Rate	42%	79%	78%	82%	78%	84%

Class I Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$3.02	$2.97	$3.02	$3.04	$3.04	$3.07
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.03	0.07	0.06	0.04	0.04	0.04
Net realized and unrealized gain/(loss)	0.01	0.05	(0.05)	(0.02)	—(2)	(0.03)
Total from Investment Operations	0.04	0.12	0.01	0.02	0.04	0.01
Less Dividends and Distributions:
Dividends (from net investment income)	(0.04)	(0.07)	(0.06)	(0.04)	(0.04)	(0.04)
Distributions (from capital gains)	—	—	—	—	—	—(2)
Total Dividends and Distributions	(0.04)	(0.07)	(0.06)	(0.04)	(0.04)	(0.04)
Net Asset Value, End of Period	$3.02	$3.02	$2.97	$3.02	$3.04	$3.04
Total Return*	1.22%	4.19%	0.29%	0.82%	1.32%	0.60%
Net Assets, End of Period (in thousands)	$375,316	$392,758	$453,776	$554,512	$524,171	$446,894
Average Net Assets for the Period (in thousands)	$390,222	$414,017	$527,072	$516,841	$496,267	$450,223
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.61%	0.65%	0.68%	0.67%	0.65%	0.65%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.56%	0.57%	0.57%	0.57%	0.54%	0.55%
Ratio of Net Investment Income/(Loss)	2.24%	2.43%	1.91%	1.45%	1.31%	1.46%
Portfolio Turnover Rate	42%	79%	78%	82%	78%	84%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

See Notes to Financial Statements.

18	DECEMBER 31, 2019

Janus Henderson Short-Term Bond Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$3.01	$2.97	$3.02	$3.04	$3.04	$3.07
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.04	0.08	0.06	0.05	0.04	0.05
Net realized and unrealized gain/(loss)	—(2)	0.04	(0.05)	(0.02)	—(2)	(0.03)
Total from Investment Operations	0.04	0.12	0.01	0.03	0.04	0.02
Less Dividends and Distributions:
Dividends (from net investment income)	(0.04)	(0.08)	(0.06)	(0.05)	(0.04)	(0.05)
Distributions (from capital gains)	—	—	—	—	—	—(2)
Total Dividends and Distributions	(0.04)	(0.08)	(0.06)	(0.05)	(0.04)	(0.05)
Net Asset Value, End of Period	$3.01	$3.01	$2.97	$3.02	$3.04	$3.04
Total Return*	1.28%	3.95%	0.37%	0.89%	1.37%	0.66%
Net Assets, End of Period (in thousands)	$63,317	$37,464	$61,806	$28,393	$35,702	$38,345
Average Net Assets for the Period (in thousands)	$59,745	$64,559	$43,541	$33,131	$36,943	$38,577
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.49%	0.55%	0.61%	0.60%	0.59%	0.59%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.45%	0.47%	0.50%	0.50%	0.49%	0.49%
Ratio of Net Investment Income/(Loss)	2.35%	2.53%	2.11%	1.50%	1.36%	1.52%
Portfolio Turnover Rate	42%	79%	78%	82%	78%	84%

Class S Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$3.01	$2.97	$3.02	$3.04	$3.03	$3.07
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.03	0.06	0.05	0.03	0.03	0.03
Net realized and unrealized gain/(loss)	—(2)	0.04	(0.05)	(0.02)	0.01	(0.04)
Total from Investment Operations	0.03	0.10	—	0.01	0.04	(0.01)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.03)	(0.06)	(0.05)	(0.03)	(0.03)	(0.03)
Distributions (from capital gains)	—	—	—	—	—	—(2)
Total Dividends and Distributions	(0.03)	(0.06)	(0.05)	(0.03)	(0.03)	(0.03)
Net Asset Value, End of Period	$3.01	$3.01	$2.97	$3.02	$3.04	$3.03
Total Return*	1.03%	3.46%	(0.09)%	0.42%	1.34%	(0.17)%
Net Assets, End of Period (in thousands)	$1,144	$1,162	$1,574	$2,228	$2,736	$2,609
Average Net Assets for the Period (in thousands)	$1,271	$1,322	$1,778	$2,506	$2,708	$3,366
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.23%	1.27%	1.14%	1.10%	1.08%	1.09%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.93%	0.95%	0.96%	0.97%	0.86%	0.99%
Ratio of Net Investment Income/(Loss)	1.87%	2.04%	1.52%	1.04%	0.99%	1.02%
Portfolio Turnover Rate	42%	79%	78%	82%	78%	84%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

See Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson Short-Term Bond Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$3.02	$2.98	$3.03	$3.05	$3.04	$3.08
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.03	0.07	0.05	0.04	0.03	0.04
Net realized and unrealized gain/(loss)	—(2)	0.04	(0.05)	(0.02)	0.01	(0.04)
Total from Investment Operations	0.03	0.11	—	0.02	0.04	—
Less Dividends and Distributions:
Dividends (from net investment income)	(0.03)	(0.07)	(0.05)	(0.04)	(0.03)	(0.04)
Distributions (from capital gains)	—	—	—	—	—	—(2)
Total Dividends and Distributions	(0.03)	(0.07)	(0.05)	(0.04)	(0.03)	(0.04)
Net Asset Value, End of Period	$3.02	$3.02	$2.98	$3.03	$3.05	$3.04
Total Return*	1.15%	3.70%	0.13%	0.65%	1.46%	0.08%
Net Assets, End of Period (in thousands)	$476,044	$521,348	$770,913	$1,160,964	$1,509,507	$1,743,219
Average Net Assets for the Period (in thousands)	$504,115	$628,515	$986,661	$1,347,246	$1,604,829	$1,940,826
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.74%	0.80%	0.84%	0.85%	0.84%	0.84%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.69%	0.71%	0.73%	0.74%	0.73%	0.74%
Ratio of Net Investment Income/(Loss)	2.11%	2.27%	1.74%	1.26%	1.12%	1.27%
Portfolio Turnover Rate	42%	79%	78%	82%	78%	84%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

See Notes to Financial Statements.

20	DECEMBER 31, 2019

Janus Henderson Short-Term Bond Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Short-Term Bond Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 47 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks as high a level of current income as is consistent with preservation of capital. The Fund is classified as diversified, as defined in the 1940 Act.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares. Class D Shares are closed to certain new investors.

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Funds have adopted an auto-conversion policy pursuant to which Class C Shares that have been held for ten years will be automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the tenth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund will rely on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares. Please contact your financial intermediary for additional information.

Class D Shares are generally no longer being made available to new investors who do not already have a direct account with the Janus Henderson funds. Class D Shares are available only to investors who hold accounts directly with the Janus Henderson funds, to immediate family members or members of the same household of an eligible individual investor, and to existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, Janus Capital Management LLC (“Janus Capital”), or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Distributors LLC dba Janus Henderson Distributors (“Janus Henderson Distributors”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory

Janus Investment Fund	21

Janus Henderson Short-Term Bond Fund

Notes to Financial Statements (unaudited)

programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service

22	DECEMBER 31, 2019

Janus Henderson Short-Term Bond Fund

Notes to Financial Statements (unaudited)

approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Dividends and Distributions

Dividends are declared daily and distributed monthly for the Fund. Realized capital gains, if any, are declared and distributed in December. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or the Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

Janus Investment Fund	23

Janus Henderson Short-Term Bond Fund

Notes to Financial Statements (unaudited)

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Other Investments and Strategies

Additional Investment Risk

The Fund may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer.

In the aftermath of the 2007-2008 financial crisis, the financial sector experienced reduced liquidity in credit and other fixed-income markets, and an unusually high degree of volatility, both domestically and internationally. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. For example, the enactment of the Dodd-Frank Act in 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, over-the-counter derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (commonly known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will conclude, or how financial markets will react.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Loans

The Fund may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Commercial loans will comprise no more than 20% of the Fund’s total assets. Below are descriptions of the types of loans held by the Fund as of December 31, 2019.

• Bank Loans - Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities.

24	DECEMBER 31, 2019

Janus Henderson Short-Term Bond Fund

Notes to Financial Statements (unaudited)

• Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as London Interbank Offered Rate (“LIBOR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (‘‘borrowers’’) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. While the Fund generally expects to invest in fully funded term loans, certain of the loans in which the Fund may invest include revolving loans, bridge loans, and delayed draw term loans.

Purchasers of floating rate loans may pay and/or receive certain fees. The Fund may receive fees such as covenant waiver fees or prepayment penalty fees. The Fund may pay fees such as facility fees. Such fees may affect the Fund’s return.

• Mezzanine Loans - Mezzanine loans are secured by the stock of the company that owns the assets. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure.

Mortgage- and Asset-Backed Securities

Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed by the full faith and credit of the U.S. Government, which means that the U.S. Government guarantees that the interest and principal will be paid when due. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases, and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.

The Fund may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.

Janus Investment Fund	25

Janus Henderson Short-Term Bond Fund

Notes to Financial Statements (unaudited)

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Sovereign Debt

The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.

3. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.44% of its average daily net assets.

Janus Capital has contractually agreed to waive the advisory fee payable by the Fund or reimburse expenses in an amount equal to the amount, if any, that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.44% of the Fund’s average daily net assets. Janus Capital has agreed to continue the waivers until at least October 28, 2020.  If applicable, amounts waived and/or reimbursed to the Fund by Janus Capital are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

Janus Services LLC (“Janus Services”), a wholly-owned subsidiary of Janus Capital, is the Fund’s transfer agent. In addition, Janus Services provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Fund. Janus Services is not compensated for its services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Certain, but not all, intermediaries may charge administrative fees (such as networking and omnibus) to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to Janus Services, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between Janus Services and the Fund, Janus Services may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. Janus Capital and its affiliates benefit from an increase in assets that may result from such relationships. The Funds’ Trustees have set limits on fees that the Funds may incur with respect to administrative fees paid for omnibus or networked accounts. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

26	DECEMBER 31, 2019

Janus Henderson Short-Term Bond Fund

Notes to Financial Statements (unaudited)

Effective July 1, 2019, the Board of Trustees of Janus Investment Fund approved a new administrative fee rate for Class D Shares detailed in the table below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

The Fund’s actual Class D administrative fee rate was 0.12% for the reporting period.

Prior to July 1, 2019, the Fund’s Class D Shares paid an administrative services fee at an annual rate of 0.12% of the average daily net assets of Class D Shares for shareholder services provided by Janus Services. Janus Services provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Janus Services receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. Janus Services expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. Janus Services or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to Class S Shares and Class T Shares of the Fund. Janus Services may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with Janus Capital. For all share classes, Janus Services also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Janus Services is compensated for its services related to the Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, Janus Henderson Distributors, a wholly-owned subsidiary of Janus Capital, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets, and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to Janus Henderson Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Payments under the Plan are not tied exclusively to actual 12b-1 distribution and shareholder service expenses, and the payments may exceed 12b-1 distribution and shareholder service expenses actually incurred. If any of the Fund’s actual 12b-1 distribution and shareholder service expenses incurred during a calendar year are less than the payments made during a calendar year, the Fund will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution and shareholder servicing fees” in the Statement of Operations.

Janus Capital serves as administrator to the Fund pursuant to an administration agreement between Janus Capital and the Trust. Under the administration agreement, Janus Capital is obligated to provide or arrange for the provision of certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). In addition, employees of Janus Capital and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of Janus Capital

Janus Investment Fund	27

Janus Henderson Short-Term Bond Fund

Notes to Financial Statements (unaudited)

employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by Janus Capital, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services Janus Capital (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of Janus Capital and/or its affiliates, are shared with the Fund. Total compensation of $230,755 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2019. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2019 on the Statement of Assets and Liabilities in the asset, “Non-interested Trustees’ deferred compensation,” and liability, “Non-interested Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2019 are included in “Non-interested Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $236,725 were paid by the Trust to the Trustees under the Deferred Plan during the period ended December 31, 2019.

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2019 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Class A Shares include a 2.50% upfront sales charge of the offering price of the Fund. The sales charge is allocated between Janus Henderson Distributors and financial intermediaries. During the period ended December 31, 2019, Janus Henderson Distributors retained upfront sales charges of $15,361.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended December 31, 2019, redeeming shareholders of Class A Shares paid CDSCs of $29,896 to Janus Henderson Distributors.

28	DECEMBER 31, 2019

Janus Henderson Short-Term Bond Fund

Notes to Financial Statements (unaudited)

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended December 31, 2019, redeeming shareholders of Class C Shares paid CDSCs of $2,259.

As of December 31, 2019, shares of the Fund were owned by affiliates of Janus Henderson Investors, and/or other funds advised by Janus Henderson, as indicated in the table below:

Class	% of Class Owned	% of Fund Owned
Class A Shares	-%	-%
Class C Shares	-	-
Class D Shares	-	-
Class I Shares	-	-
Class N Shares	58	3
Class S Shares	-	-
Class T Shares	-	-

In addition, other shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with accounting principles generally accepted in the United States of America).

The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by Janus Capital in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended December 31, 2019, the Fund engaged in cross trades amounting to $1,210,765 in purchases and $25,421,696 in sales, resulting in a net realized gain of $60,309. The net realized gain is included within the “Net Realized Gain/(Loss) on Investments” section of the Fund’s Statement of Operations.

4. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Janus Investment Fund	29

Janus Henderson Short-Term Bond Fund

Notes to Financial Statements (unaudited)

Accumulated capital losses noted below represent net capital loss carryovers, as of June 30, 2019, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.

Capital Loss Carryover Schedule
For the year ended June 30, 2019
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(22,692,773)	$(10,751,249)	$ (33,443,982)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2019 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 1,160,104,607	$ 8,585,466	$ (1,185,178)	$ 7,400,288

30	DECEMBER 31, 2019

Janus Henderson Short-Term Bond Fund

Notes to Financial Statements (unaudited)

5. Capital Share Transactions

	Period ended December 31, 2019		Year ended June 30, 2019
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	8,065,478	$ 24,388,978	12,562,399	$ 37,384,937
Reinvested dividends and distributions	154,612	467,173	346,841	1,036,606
Shares repurchased	(10,271,740)	(31,047,242)	(11,267,730)	(33,651,222)
Net Increase/(Decrease)	(2,051,650)	$ (6,191,091)	1,641,510	$ 4,770,321
Class C Shares:
Shares sold	1,402,037	$ 4,232,580	7,970,335	$ 23,679,091
Reinvested dividends and distributions	52,939	159,653	127,692	381,201
Shares repurchased	(2,850,102)	(8,596,516)	(7,501,819)	(22,357,719)
Net Increase/(Decrease)	(1,395,126)	$ (4,204,283)	596,208	$ 1,702,573
Class D Shares:
Shares sold	6,604,411	$ 19,968,100	16,821,855	$ 50,169,139
Reinvested dividends and distributions	703,820	2,127,815	1,356,361	4,054,952
Shares repurchased	(6,203,502)	(18,749,985)	(15,358,638)	(45,845,884)
Net Increase/(Decrease)	1,104,729	$ 3,345,930	2,819,578	$ 8,378,207
Class I Shares:
Shares sold	26,166,601	$ 79,017,664	56,192,201	$ 167,683,502
Reinvested dividends and distributions	1,442,504	4,356,726	2,980,004	8,901,855
Shares repurchased	(33,469,015)	(101,072,173)	(81,526,614)	(243,156,227)
Net Increase/(Decrease)	(5,859,910)	$(17,697,783)	(22,354,409)	$ (66,570,870)
Class N Shares:
Shares sold	10,424,582	$ 31,386,761	8,965,020	$ 26,650,089
Reinvested dividends and distributions	237,671	716,889	501,131	1,495,172
Shares repurchased	(2,091,033)	(6,309,582)	(17,822,055)	(53,297,259)
Net Increase/(Decrease)	8,571,220	$ 25,794,068	(8,355,904)	$ (25,151,998)
Class S Shares:
Shares sold	69,003	$ 207,866	48,106	$ 142,798
Reinvested dividends and distributions	4,311	12,999	9,093	27,101
Shares repurchased	(79,337)	(239,485)	(201,355)	(598,892)
Net Increase/(Decrease)	(6,023)	$ (18,620)	(144,156)	$ (428,993)
Class T Shares:
Shares sold	8,078,386	$ 24,422,615	22,155,411	$ 66,277,103
Reinvested dividends and distributions	1,884,228	5,699,321	4,751,917	14,196,100
Shares repurchased	(25,039,655)	(75,721,703)	(113,186,070)	(337,424,181)
Net Increase/(Decrease)	(15,077,041)	$(45,599,767)	(86,278,742)	$(256,950,978)

6. Purchases and Sales of Investment Securities

For the period ended December 31, 2019, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$311,159,610	$ 423,848,387	$ 193,710,294	$ 121,597,389

7. Recent Accounting Pronouncements

The FASB issued Accounting Standards Update No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities ("ASU 2017-08") to amend the

Janus Investment Fund	31

Janus Henderson Short-Term Bond Fund

Notes to Financial Statements (unaudited)

amortization period for certain purchased callable debt securities held at a premium. The guidance requires certain premiums on callable debt securities to be amortized to the earliest call date. The amortization period for callable debt securities purchased at a discount will not be impacted. The amendments are effective for fiscal years and interim periods within those fiscal years, beginning after December 15, 2018. Management has adopted the amendments as of the beginning of this fiscal period.

The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) in August 2018. The new guidance removes, modifies and enhances the disclosures to Topic 820. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. An entity is permitted, and Management has decided, to early adopt the removed and modified disclosures in these financial statements.

8. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2019 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

32	DECEMBER 31, 2019

Janus Henderson Short-Term Bond Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund is required to disclose its complete holdings as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Fund shareholders. Historically, the Fund filed its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters each fiscal year on Form N-Q. The Fund’s Form N-PORT and Form N-Q filings: (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series, each of whom serves as an “independent” Trustee (the “Trustees”), oversee the management of each Portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each Fund of Janus Investment Fund (together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreements for the Janus Henderson Funds that utilize subadvisers.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Capital and the respective subadvisers in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At a meeting held on December 5, 2019, based on the Trustees’ evaluation of the information provided by Janus Capital, the subadvisers, and the independent fee consultant, as well as other information, the Trustees determined that the overall arrangements between each Janus Henderson Fund and Janus Capital and each subadviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by Janus Capital, its affiliates and the subadvisers, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund, and the subadvisory agreement for each subadvised Janus Henderson Fund, for the period from February 1, 2020 through February 1, 2021, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Janus Investment Fund	33

Janus Henderson Short-Term Bond Fund

Additional Information (unaudited)

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent and quality of the services provided by Janus Capital and the subadvisers to the Janus Henderson Funds, taking into account the investment objective, strategies and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of Janus Capital and each subadviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by Janus Capital or the subadvisers, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered Janus Capital’s role as administrator to the Janus Henderson Funds, noting that Janus Capital generally, does not receive a fee for its services but is reimbursed for its out-of-pocket costs. The Trustees considered the role of Janus Capital in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that Janus Capital provides a number of different services for the Janus Henderson Funds and fund shareholders, ranging from investment management services to various other servicing functions, and that, in its view, Janus Capital is a capable provider of those services. The independent fee consultant also provided its belief that Janus Capital has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent and quality of the services provided by Janus Capital or the subadviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory and subadvisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that Janus Capital and each subadviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable funds and peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, the independent fee consultant found that the overall Janus Henderson Funds’ performance has been reasonable: for the 36 months ended September 30, 2019, approximately 69% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar, and for the 12 months ended September 30, 2019, approximately 71% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar.

The Trustees considered the performance of each Fund, noting that performance may vary by share class, and noted the following:

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

34	DECEMBER 31, 2019

Janus Henderson Short-Term Bond Fund

Additional Information (unaudited)

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Developed World Bond Fund, the Trustees noted the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12

Janus Investment Fund	35

Janus Henderson Short-Term Bond Fund

Additional Information (unaudited)

months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson International Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson International Small Cap Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and its limited performance history.

• For Janus Henderson International Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital and Perkins had taken or were taking to improve performance, and that the performance trend was improving

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

36	DECEMBER 31, 2019

Janus Henderson Short-Term Bond Fund

Additional Information (unaudited)

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson U.S. Growth Opportunities Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital and Geneva had taken or were taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

Janus Investment Fund	37

Janus Henderson Short-Term Bond Fund

Additional Information (unaudited)

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital and Intech had taken or were taking to improve performance, and that the performance trend was improving.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital and Perkins had taken or were taking to improve performance, and that the performance trend was improving.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory and subadvisory agreement(s).

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant and noted that the rate of management fees (investment advisory and any administration but excluding out-of-pocket costs) for many of the Janus Henderson Funds, after applicable waivers, was below the average management fee rate of the respective peer group of funds selected by an independent data provider. The Trustees also examined information regarding the subadvisory fees charged for subadvisory services, as applicable, noting that all such fees were paid by Janus Capital out of its management fees collected from such Janus Henderson Fund.

The independent fee consultant provided its belief that the management fees charged by Janus Capital to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by Janus Capital. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of their respective Broadridge Expense Group

38	DECEMBER 31, 2019

Janus Henderson Short-Term Bond Fund

Additional Information (unaudited)

peers; and (3) and the management fees for the Janus Henderson Funds, on average, were 7% under the average management fees for their Expense Groups. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group peers and to average total expenses for its Broadridge Expense Universe.

For certain Janus Henderson Funds, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable in light of performance trends, performance histories, and existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by Janus Capital and each subadviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by Janus Capital and each subadviser to comparable separate account clients and to comparable non-affiliated funds subadvised by Janus Capital or by a subadviser (for which Janus Capital or the subadviser provides only or primarily portfolio management services). Although in most instances subadvisory and separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that Janus Capital noted that, under the terms of the management agreements with the Janus Henderson Funds, Janus Capital performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, trustee support, regulatory compliance and numerous other services, and that, in serving the Janus Henderson Funds, Janus Capital assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, they noted that the independent fee consultant found that: (1) the management fees Janus Capital charges to the Janus Henderson Funds are reasonable in relation to the management fees Janus Capital charges to funds subadvised by Janus Capital and to the fees Janus Capital charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs; and (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged to Janus Henderson subadvised fund and separate account investors; (4) 11 of 12 Janus Henderson Funds have lower management fees than similar funds subadvised by Janus Capital; and (5) six of nine Janus Henderson Funds have lower management fees than similar separate accounts managed by Janus Capital.

The Trustees considered the fees for each Fund for its fiscal year ended in 2018, and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”):

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Janus Investment Fund	39

Janus Henderson Short-Term Bond Fund

Additional Information (unaudited)

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

40	DECEMBER 31, 2019

Janus Henderson Short-Term Bond Fund

Additional Information (unaudited)

• For Janus Henderson Global Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable.

• For Janus Henderson International Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson International Small Cap Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for both share classes.

• For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

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Additional Information (unaudited)

• For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson U.S. Growth Opportunities Fund, that Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that, although the Fund’s expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

The Trustees reviewed information on the overall profitability to Janus Capital and its affiliates of their relationship with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses, and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to Janus Capital from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether Janus Capital and each subadviser receive adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is

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Additional Information (unaudited)

necessarily a product of the allocation methodology utilized by Janus Capital to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found that (1) the expense allocation methodology and rationales utilized by Janus Capital were reasonable and (2) no clear correlation between expense allocations and operating margins. The Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that Janus Capital’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to Janus Capital and its affiliates, as well as the fees paid by Janus Capital to the subadvisers of subadvised Janus Henderson Funds, were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees Janus Capital and the subadvisers charge to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by Janus Capital and any subadviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by Janus Capital.

Economies of Scale

The Trustees considered information about the potential for Janus Capital to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in November 2019 which provided its research and analysis into economies of scale. They also noted that, although many Janus Henderson Funds pay advisory fees at a base fixed rate as a percentage of net assets, without any breakpoints or performance fees, their independent fee consultant concluded that 64% of these Janus Henderson Funds’ share classes have contractual management fees (gross of waivers) below their Broadridge expense group averages. They also noted the following: (1) that for those Janus Henderson Funds whose expenses are being reduced by the contractual expense limitations of Janus Capital, Janus Capital is subsidizing certain of these Janus Henderson Funds because they have not reached adequate scale; (2) as the assets of some of the Janus Henderson Funds have declined in the past few years, certain Janus Henderson Funds have benefited from having advisory fee rates that have remained constant rather than increasing as assets declined; (3) performance fee structures have been implemented for various Janus Henderson Funds that have caused the effective rate of advisory fees payable by such a Janus Henderson Fund to vary depending on the investment performance of the Janus Henderson Fund relative to its benchmark index over the measurement period; and (4) a few Janus Henderson Funds have fee schedules with breakpoints and reduced fee rates above certain asset levels. The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

The Trustees also considered the independent fee consultant’s conclusion that, given the limitations of various analytical approaches to economies of scale and their conflicting results, it is difficult to analytically confirm or deny the existence of economies of scale in the Janus Henderson complex. In this regard, the independent consultant concluded that (1) to the extent there were economies of scale at Janus Capital, Janus Capital’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds which have not yet achieved those economies and (2) by setting lower fixed fees from the start on these Janus Henderson Funds, Janus Capital appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any scale economies that may exist. Further, the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at Janus Capital.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between Janus Capital and the Janus

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Janus Henderson Short-Term Bond Fund

Additional Information (unaudited)

Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

Other Benefits to Janus Capital

The Trustees also considered benefits that accrue to Janus Capital and its affiliates and subadvisers to the Janus Henderson Funds from their relationships with the Janus Henderson Funds. They recognized that two affiliates of Janus Capital separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market funds for services provided, and that such compensation contributes to the overall profitability of Janus Capital and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered Janus Capital’s past and proposed use of commissions paid by the Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of Janus Capital and/or Janus Capital, and/or a subadviser to a Janus Henderson Fund. The Trustees concluded that Janus Capital’s and the subadvisers’ use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit each Janus Henderson Fund. The Trustees also concluded that, other than the services provided by Janus Capital and its affiliates and subadvisers pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and Janus Capital and the subadvisers may potentially benefit from their relationship with each other in other ways. They concluded that Janus Capital and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by Janus Capital and its affiliates. They also concluded that Janus Capital and/or the subadvisers benefit from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from Janus Capital’s and/or the subadvisers’ receipt of those products and services as well as research products and services acquired through commissions paid by other clients of Janus Capital and/or other clients of the subadvisers. They further concluded that the success of any Janus Henderson Fund could attract other business to Janus Capital, the subadvisers or other Janus Henderson funds, and that the success of Janus Capital and the subadvisers could enhance Janus Capital’s and the subadvisers’ ability to serve the Janus Henderson Funds.

Approval of an Amended and Restated Investment Advisory Agreement for Janus Henderson Small-Mid Cap Value Fund (formerly, Janus Henderson Select Value Fund)

Janus Capital Management LLC (“Janus Capital”) met with the Trustees, each of whom serves as an “independent” Trustee (the “Trustees”), on December 5, 2018 and March 14, 2019, to discuss the Amended and Restated Investment Advisory Agreement (the “Amended Advisory Agreement”) for Janus Henderson Small-Mid Cap Value Fund (formerly, Janus Henderson Select Value Fund) (“Small-Mid Cap Value Fund”) and other matters related to investment strategy changes to shift the market capitalization focus of Small-Mid Cap Value Fund (the “Strategy Change”). At these meetings, the Trustees discussed the Amended Advisory Agreement and the Strategy Change with their independent counsel, separately from management. During the course of the meetings, the Trustees requested and considered such information as they deemed relevant to their deliberations. At the meeting held on March 14, 2019, the Trustees, upon the recommendation of Janus Capital, voted unanimously to approve the Amended Advisory Agreement for Small-Mid Cap Value Fund, and recommended that the Amended Advisory Agreement be submitted to shareholders for approval. The Trustees also approved matters related to the Strategy Change, effective upon approval of the Amended Advisory Agreement by the Fund’s shareholders.

In determining whether to approve the Amended Advisory Agreement, the Trustees noted their most recent consideration of Small-Mid Cap Value Fund’s current advisory agreement (the “Current Advisory Agreement”) as part of the Trustees’ annual review and consideration of whether to continue the investment advisory agreement and sub-advisory agreement, as applicable, for each Janus Henderson fund, including Small-Mid Cap Value Fund (the “Annual Review”). The Trustees noted that in connection with the Annual Review: (i) the Trustees received and reviewed information provided by Janus Capital and each sub-adviser, including Perkins Investment Management LLC (“Perkins”), in response to requests of the Trustees and their independent legal counsel, and also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant; and (ii) throughout the Annual Review, the Trustees were advised by their independent legal counsel. The Trustees also noted that based on the Trustees’ evaluation of the information provided by Janus Capital, Perkins, and the independent fee consultant, as well as other information, the Trustees determined that the overall arrangements between Small-Mid Cap

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Additional Information (unaudited)

Value Fund and Janus Capital and Perkins were fair and reasonable in light of the nature, extent and quality of the services provided by Janus Capital, its affiliates and Perkins, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and the Trustees unanimously approved the continuation of the Current Advisory Agreement for another year.

In considering the Amended Advisory Agreement, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the Amended Advisory Agreement are discussed separately below.

• The Trustees determined that the terms of the Amended Advisory Agreement are substantially similar to those of the Current Advisory Agreement, which the Trustees recently reviewed as part of the Annual Review, and the material changes made to the Amended Advisory Agreement address the proposed change to the benchmark index and the description of the period used for calculating the performance fee in order to allow for continuity of the fee based on Small-Mid Cap Value Fund’s historical performance over a 36-month measurement period.

• As part of the Strategy Change, Small-Mid Cap Value Fund will focus its investments on common stocks of companies that are small- and mid-capitalization stocks. The Trustees determined that the proposed benchmark index, the Russell 2500TM Value Index, is more closely aligned with a small- and mid-cap stock focus than Small-Mid Cap Value Fund’s current benchmark index, the Russell 3000® Value Index.

• Under the Amended Advisory Agreement, the structure of the performance fee was not changing, other than to utilize a different benchmark and performance calculation period to implement the new benchmark over time, and that this structure had been implemented initially for Small-Mid Cap Value Fund based on analysis provided by the independent fee consultant. The Trustees considered the information provided by Janus Capital in this regard, and noted Janus Capital’s belief that this performance fee structure remained reasonable and appropriate for Small-Mid Cap Value Fund. The Trustees concluded that this performance fee structure was reasonable for Small-Mid Cap Value Fund as proposed, and also determined to seek further analysis from their independent fee consultant with respect to this matter. In this regard, Janus Capital agreed to consider further revisions to the proposed performance fee structure should that be needed based on the additional analysis provided.

• As part of the Strategy Change, Perkins will continue to provide sub-advisory services to Small-Mid Cap Value Fund, but will utilize new portfolio managers to implement Small-Mid Cap Value Fund’s focus on common stocks of companies that are small- and mid-capitalization stocks. In this regard, the Trustees noted the information provided by Janus Capital with respect to the qualifications and experience of the new portfolio managers implementing investment strategies similar to the one to be utilized by Small-Mid Cap Value Fund, and also noted that Perkins and the new portfolio managers provide sub-advisory services to other Janus Henderson funds the Trustees oversee.

• The information provided by Janus Capital with respect to (i) the impact of the Amended Advisory Agreement on the potential advisory fees to be paid by Small-Mid Cap Value Fund going forward; and (ii) the potential transaction costs and capital gains to be incurred by Small-Mid Cap Value Fund as part of the efforts to reposition Small-Mid Cap Value Fund’s portfolio to focus its investments on common stocks of companies that are small- and mid-capitalization stocks. In this regard, the Trustees noted that Small-Mid Cap Value Fund’s operating costs were not expected otherwise to materially change under the Amended Advisory Agreement.

• Janus Capital’s reasons for seeking to implement the Strategy Change, including Janus Capital’s belief that current marketplace demands for a small and mid-cap strategy, combined with Perkins’ experience in managing small- and mid-cap stocks, will provide greater opportunity for Small-Mid Cap Value Fund to grow over the long-term, and that the Strategy Change is designed to create asset growth through increased sales for Small-Mid Cap Value Fund, potentially resulting in increased operational efficiencies for Small-Mid Cap Value Fund.

• Janus Capital will pay the fees and expenses related to seeking shareholder approval of the Amended Advisory Agreement, including the costs related to the preparation and distribution of proxy materials, and all other costs incurred in connection with the solicitation of proxies.

After discussion, the Trustees determined that the overall arrangements between Small-Mid Cap Value Fund, Janus Capital, and Perkins under the Amended Advisory Agreement would continue to be fair and reasonable in light of the

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Janus Henderson Short-Term Bond Fund

Additional Information (unaudited)

nature, extent, and quality of the services expected to be provided by Janus Capital, its affiliates, and Perkins following the Strategy Change.

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Useful Information About Your Fund Report (unaudited)

Management Commentary

The Management Commentary in this report includes valuable insight as well as statistical information to help you understand how your Fund’s performance and characteristics stack up against those of comparable indices.

If the Fund invests in foreign securities, this report may include information about country exposure. Country exposure is based primarily on the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived.

Please keep in mind that the opinions expressed in the Management Commentary are just that: opinions. They are a reflection based on best judgment at the time this report was compiled, which was December 31, 2019. As the investing environment changes, so could opinions. These views are unique and are not necessarily shared by fellow employees or by Janus Henderson in general.

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of Janus Capital and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Barclays and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

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Janus Henderson Short-Term Bond Fund

Useful Information About Your Fund Report (unaudited)

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected. If you compare the Fund’s “Net Decrease from Dividends and Distributions” to “Reinvested Dividends and Distributions,” you will notice that dividends and distributions have little effect on the Fund’s net assets. This is because the majority of the Fund’s investors reinvest their dividends and/or distributions.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the

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Useful Information About Your Fund Report (unaudited)

total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

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Knowledge. Shared

At Janus Henderson, we believe in the sharing of expert insight for better investment and business decisions. We call this ethos Knowledge. Shared.

Learn more by visiting janushenderson.com.

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson, Janus, Henderson, Perkins, Intech and Knowledge. Shared are trademarks of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.

Janus Henderson Distributors

125-24-93030 02-20

SEMIANNUAL REPORT December 31, 2019

Janus Henderson Small Cap Value Fund

Janus Investment Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by contacting a Janus Henderson representative. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by visiting janushenderson.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you do not invest directly with the Fund, you should contact your plan sponsor, broker-dealer, or financial intermediary, to request to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-525-3713 to let the Fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Janus Henderson mutual funds where held (i.e., all Janus Henderson mutual funds held in your account if you invest through your financial intermediary or all Janus Henderson mutual funds held with the fund complex if you invest directly with a fund).

HIGHLIGHTS • Portfolio management perspective • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Small Cap Value Fund

Janus Henderson Small Cap Value Fund (unaudited)

FUND SNAPSHOT

As defensive value specialists, we look to invest in high-quality companies with strong management teams, stable balance sheets and durable competitive advantages that are trading at attractive valuations. We seek to achieve excess returns over full market cycles, with less risk than our benchmark and peers as measured by standard deviation, beta and down market capture.

Craig Kempler co-portfolio manager	Justin Tugman co-portfolio manager

PERFORMANCE REVIEW

For the six-month period ending December 31, 2019, the Janus Henderson Small Cap Value Fund’s Class I Shares returned 8.28%, outperforming its benchmark, the Russell 2000® Value Index, which returned 7.87%. Relative outperformance was driven by strong stock selection as well as sector positioning. Within the benchmark, the energy sector underperformed, and our underweight and stock selection in the sector contributed to relative returns. Our holdings in materials and industrials also contributed on a relative basis.

Our underweight and stock selection in information technology, the strongest-performing sector for the benchmark, detracted from relative performance. Our underweight and stock selection in health care also hurt on a relative basis. Our cash positioning also detracted.

MARKET ENVIRONMENT

During the period, U.S. stocks generated strong returns as central banks around the world shifted to accommodative monetary policy and continued easing through the end of 2019. The market largely ignored headwinds stemming from trade policy uncertainty, political dysfunction, geopolitical risks, slowing earnings growth, softer economic readings globally and increasing leverage on corporate balance sheets. Additional optimism came late in the period, provided by increased clarity on Brexit and a preliminary trade deal with China. Despite the advancement in stock prices, we believe risks have increased, particularly with many positive catalysts behind us.

CONTRIBUTORS

Generac Holdings Inc. is a manufacturer of backup power generation products for residential, light commercial and industrial markets. The company has a market share of more than 75% in the standby generators category and continues to diversify its business by adding energy storage devices. It benefited over the period from additional business opportunities stemming from the California wildfires, and we trimmed our position on strength.

NewMarket Corp. is a holding company that primarily serves the petroleum additives industry. Its earnings benefited over the period from changes in selling prices and lower raw material and conversion costs. While these were partially offset by lower shipments, there is evidence that this trend is beginning to stabilize. We trimmed our position over the period.

DETRACTORS

Cadence Bancorp is a regional financial holding company headquartered in Houston, Texas. Earnings were lower than anticipated during the period. We exited the position after it disclosed higher-than-expected loan losses, on concerns that the credit losses may continue in the future due to less-stringent underwriting standards than we previously expected.

Phibro Animal Health Corp. is a global diversified animal health and mineral nutrition company whose shares fell over the period, weighed down by an outbreak of African swine fever earlier in 2019 that necessitated increased research and development spending and affected demand for its products. We added to the position over the period.

OUTLOOK AND POSITIONING

The markets have much to digest in 2020. At current equity valuations, the market is anticipating an accelerating economy to drive earnings. Frankly, meaningful earnings growth would be welcome in comparison to 2019’s anemic “growth” and a market driven by multiple expansion. The market is going to need to see earnings growth to justify valuations, and so upcoming earnings reports are all the more important. Market participants continue to take significant comfort in the dovish Federal Reserve, but there are risks. These include geopolitical events, the upcoming U.S. presidential

Janus Investment Fund	1

Janus Henderson Small Cap Value Fund (unaudited)

election, a potential weakening of economic activity on a global basis, outstanding trade issues and, most importantly, equity valuations that appear stretched – particularly if the earnings growth is not delivered. Despite these concerns, if central banks continue their dovish ways, we can easily surmise that the recent narrative that has driven the market higher will continue.

Our focus on defense first, by emphasizing what we believe are high-quality stocks, should position the Fund well to absorb any volatility shocks stemming from both known and unknown risks. While the overall market is not cheap, at current prices we believe we are not overpaying for quality given the forward price-to-earnings ratio of the Fund trades at a discount relative to the index. In a scenario where prolonged volatility appears, we would happily take advantage of the opportunity to buy high quality on sale.

While growth stocks beat value in the calendar year, the rotation to the latter appears underway, albeit intermittently. Given our positioning and focus toward higher-quality value stocks, we would expect to lag in an environment where deep cyclicals with highly levered balance sheets and volatile earnings do well. Nevertheless, the earnings of those types of companies, and ultimately their stock prices, would seem to be most at risk if the economy weakens.

Thank you for your continued co-investment with us in the Small Cap Value Fund.

2	DECEMBER 31, 2019

Janus Henderson Small Cap Value Fund (unaudited)

Fund At A Glance

December 31, 2019

	5 Top Performers - Holdings		5 Bottom Performers - Holdings
		Contribution		Contribution
	Generac Holdings Inc	0.71%	Cadence BanCorp	-0.46%
	Cedar Fair LP	0.51%	Delek US Holdings Inc	-0.28%
	MKS Instruments Inc	0.38%	Argo Group International Holdings Ltd	-0.22%
	NewMarket Corp	0.38%	Mammoth Energy Services Inc	-0.21%
	Graphic Packaging Holding Co	0.35%	Phibro Animal Health Corp	-0.18%

	5 Top Performers - Sectors*
		Fund	Fund Weighting	Russell 2000 Value Index
		Contribution	(Average % of Equity)	Weighting
	Energy	0.90%	3.88%	6.06%
	Materials	0.75%	8.00%	4.55%
	Industrials	0.50%	17.46%	12.63%
	Communication Services	0.24%	0.38%	2.42%
	Utilities	0.15%	3.08%	6.23%

	5 Bottom Performers - Sectors*
		Fund	Fund Weighting	Russell 2000 Value Index
		Contribution	(Average % of Equity)	Weighting
	Information Technology	-1.18%	5.74%	8.94%
	Health Care	-0.30%	0.81%	5.08%
	Other**	-0.28%	4.30%	0.00%
	Consumer Staples	0.00%	7.97%	2.52%
	Financials	0.04%	30.79%	30.47%

Security contribution to performance is measured by using an algorithm that multiplies the daily performance of each security with the previous day’s ending weight in the portfolio and is gross of advisory fees. Fixed income securities and certain equity securities, such as private placements and some share classes of equity securities, are excluded.

*	Based on sector classification according to the Global Industry Classification Standard (“GICS”) codes, which are the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
**	Not a GICS classified sector.

Janus Investment Fund	3

Janus Henderson Small Cap Value Fund (unaudited)

Fund At A Glance

December 31, 2019

5 Largest Equity Holdings - (% of Net Assets)
Hanover Insurance Group Inc
Insurance	3.0%
UniFirst Corp/MA
Commercial Services & Supplies	2.8%
Equity Commonwealth
Equity Real Estate Investment Trusts (REITs)	2.6%
Prosperity Bancshares Inc
Banks	2.5%
Nomad Foods Ltd
Food Products	2.4%
13.3%

Asset Allocation - (% of Net Assets)
Common Stocks	95.5%
Repurchase Agreements	4.1%
Investment Companies	0.5%
Other	(0.1)%
100.0%

Top Country Allocations - Long Positions - (% of Investment Securities)
As of December 31, 2019	As of June 30, 2019

4	DECEMBER 31, 2019

Janus Henderson Small Cap Value Fund (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended December 31, 2019					Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Ten Year	Total Annual Fund Operating Expenses‡
Class A Shares at NAV	8.04%	25.70%	8.43%	9.87%	1.27%
Class A Shares at MOP	1.81%	18.48%	7.15%	9.22%
Class C Shares at NAV	7.75%	25.03%	7.81%	9.15%	1.79%
Class C Shares at CDSC	6.75%	24.03%	7.81%	9.15%
Class D Shares(1)	8.28%	26.09%	8.76%	10.19%	0.83%
Class I Shares	8.28%	26.11%	8.80%	10.24%	0.79%
Class L Shares(2)	8.38%	26.30%	8.90%	10.34%	0.88%
Class N Shares	8.36%	26.31%	8.92%	10.30%	0.68%
Class R Shares	7.95%	25.33%	8.11%	9.54%	1.43%
Class S Shares	8.04%	25.62%	8.39%	9.81%	1.18%
Class T Shares	8.22%	26.03%	8.67%	10.09%	0.92%
Russell 2000 Value Index	7.87%	22.39%	6.99%	10.56%
Morningstar Quartile - Class T Shares	-	1st	1st	2nd
Morningstar Ranking - based on total returns for Small Value Funds	-	78/430	35/400	175/343

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Class L Shares have a voluntarily agreed administrative fee waiver, which could be changed or terminated at any time.

This Fund has a performance-based management fee that may adjust up or down based on the Fund’s performance.

Performance may be affected by risks that include those associated with non-diversification, portfolio turnover, short sales, potential conflicts of interest,

Janus Investment Fund	5

Janus Henderson Small Cap Value Fund (unaudited)

Performance

foreign and emerging markets, initial public offerings (IPOs), high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), derivatives, and commodity-linked investments. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

High absolute short-term performance is not typical and may not be achieved in the future. Such results should not be the sole basis for evaluating material facts in making an investment decision.

The Fund will normally invest at least 80% of its net assets, measured at the time of purchase, in the type of securities described by its name.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Class A Shares, Class C Shares, Class R Shares and Class S Shares commenced operations on July 6, 2009. Performance shown for each class reflects the performance of the Fund’s Class J Shares (formerly named Investor Shares) for periods prior to July 6, 2009, calculated using the fees and expenses of the corresponding class, without the effect of any fee and expense limitations or waivers.

Class D Shares commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. Performance shown for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares (formerly named Investor Shares).

Class I Shares commenced operations on July 6, 2009. Performance shown reflects the performance of the Fund’s Class J Shares (formerly named Investor Shares) for periods prior to July 6, 2009, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.

Class N Shares of the Fund commenced operations on May 31, 2012. Performance shown for Class N Shares reflects the performance of the Fund’s Class T Shares from July 6, 2009 to May 31, 2012, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers. For periods prior to July 6, 2009, the performance shown for Class N Shares reflects the performance of the Fund’s Class J Shares (formerly named Investor Shares), calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.

Class T Shares (formerly named Class J Shares) commenced operations with the Fund’s inception. Performance shown for Class T Shares reflects the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers.

If each share class of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2019 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

‡ As stated in the prospectus. See Financial Highlights for actual expense ratios during the reporting period.

(1) Closed to certain new investors.

(2) Closed to new investors.

6	DECEMBER 31, 2019

Janus Henderson Small Cap Value Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/19)	Ending Account Value (12/31/19)	Expenses Paid During Period (7/1/19 - 12/31/19)†	Beginning Account Value (7/1/19)	Ending Account Value (12/31/19)	Expenses Paid During Period (7/1/19 - 12/31/19)†	Net Annualized Expense Ratio (7/1/19 - 12/31/19)
Class A Shares	$1,000.00	$1,080.40	$7.11	$1,000.00	$1,018.30	$6.90	1.36%
Class C Shares	$1,000.00	$1,077.50	$9.82	$1,000.00	$1,015.69	$9.53	1.88%
Class D Shares	$1,000.00	$1,082.80	$5.18	$1,000.00	$1,020.16	$5.03	0.99%
Class I Shares	$1,000.00	$1,082.80	$5.18	$1,000.00	$1,020.16	$5.03	0.99%
Class L Shares	$1,000.00	$1,083.80	$4.45	$1,000.00	$1,020.86	$4.32	0.85%
Class N Shares	$1,000.00	$1,083.60	$4.40	$1,000.00	$1,020.91	$4.27	0.84%
Class R Shares	$1,000.00	$1,079.50	$8.36	$1,000.00	$1,017.09	$8.11	1.60%
Class S Shares	$1,000.00	$1,080.40	$7.01	$1,000.00	$1,018.40	$6.80	1.34%
Class T Shares	$1,000.00	$1,082.20	$5.65	$1,000.00	$1,019.71	$5.48	1.08%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

Janus Investment Fund	7

Janus Henderson Small Cap Value Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Common Stocks – 95.5%
Aerospace & Defense – 2.0%
BWX Technologies Inc	651,787	$40,462,937
National Presto Industries Inc PLC£	412,196	36,434,004
		76,896,941
Auto Components – 1.3%
Dorman Products Inc*	642,271	48,632,760
Banks – 17.8%
Atlantic Union Bankshares Corp	2,201,174	82,654,084
BancFirst Corp	603,901	37,707,578
Bank of Hawaii Corp	833,336	79,300,254
Carolina Financial Corp£	1,289,737	55,755,331
Enterprise Financial Services Corp	283,608	13,672,742
FB Financial Corp	1,209,032	47,865,577
Fulton Financial Corp	3,330,685	58,053,840
Hancock Whitney Corp	1,761,523	77,295,629
Independent Bank Corp	273,063	22,732,495
Pacific Premier Bancorp Inc	594,386	19,379,956
Pinnacle Financial Partners Inc	232,174	14,859,136
Prosperity Bancshares Inc	1,353,634	97,312,748
United Community Banks Inc/GA	2,140,255	66,091,074
Veritex Holdings Inc	397,064	11,566,474
		684,246,918
Building Products – 0.7%
PGT Innovations Inc*	1,791,408	26,709,893
Capital Markets – 0.5%
Cohen & Steers Inc	288,520	18,107,515
Chemicals – 6.4%
American Vanguard Corp	745,191	14,508,869
Innospec Inc	508,378	52,586,620
NewMarket Corp	118,639	57,720,246
Westlake Chemical Partners LP£	1,786,699	47,204,588
WR Grace & Co	1,050,235	73,358,915
		245,379,238
Commercial Services & Supplies – 2.8%
UniFirst Corp/MA	531,756	107,404,077
Containers & Packaging – 1.7%
Graphic Packaging Holding Co	3,997,468	66,557,842
Electrical Equipment – 3.7%
Encore Wire Corp	701,406	40,260,704
Generac Holdings Inc*	582,550	58,598,705
Thermon Group Holdings Inc*,£	1,633,513	43,778,148
		142,637,557
Electronic Equipment, Instruments & Components – 4.1%
Avnet Inc	1,609,744	68,317,535
Celestica Inc*	1,796,488	14,856,956
CTS Corp	347,657	10,433,187
Littelfuse Inc	141,250	27,021,125
Vishay Intertechnology Inc	1,652,768	35,187,431
		155,816,234
Energy Equipment & Services – 2.1%
Apergy Corp*	1,725,991	58,303,976
DMC Global Inc	482,512	21,684,089
		79,988,065
Entertainment – 0.5%
Sciplay Corp*,£	1,487,133	18,276,865
Equity Real Estate Investment Trusts (REITs) – 7.6%
Americold Realty Trust	1,089,985	38,214,874
Empire State Realty Trust Inc	2,217,584	30,957,473
Equity Commonwealth	3,018,217	99,088,064
Physicians Realty Trust	655,931	12,423,333

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	DECEMBER 31, 2019

Janus Henderson Small Cap Value Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
STAG Industrial Inc	2,863,756	$90,408,777
Sunstone Hotel Investors Inc	1,605,332	22,346,221
		293,438,742
Food & Staples Retailing – 1.2%
Casey's General Stores Inc	175,597	27,918,167
Ingles Markets Inc£	425,797	20,229,615
		48,147,782
Food Products – 6.5%
Cal-Maine Foods Inc	1,708,314	73,030,423
Hostess Brands Inc*	1,036,701	15,073,633
Nomad Foods Ltd*	4,090,448	91,503,322
Sanderson Farms Inc	128,721	22,683,215
Seaboard Corp	11,162	47,444,639
		249,735,232
Hotels, Restaurants & Leisure – 2.5%
Cedar Fair LP	1,511,936	83,821,732
Century Casinos Inc*,£	1,692,272	13,402,794
		97,224,526
Information Technology Services – 0.8%
Cass Information Systems Inc	333,742	19,270,263
Euronet Worldwide Inc*	79,765	12,567,773
		31,838,036
Insurance – 7.8%
Argo Group International Holdings Ltd	1,242,480	81,693,060
First American Financial Corp	595,978	34,757,437
Hanover Insurance Group Inc	844,698	115,444,876
RenaissanceRe Holdings Ltd	339,798	66,607,204
		298,502,577
Leisure Products – 1.7%
Acushnet Holdings Corp	1,604,111	52,133,608
MasterCraft Boat Holdings Inc*	807,512	12,718,314
		64,851,922
Machinery – 3.2%
Lincoln Electric Holdings Inc	647,913	62,672,624
Trinity Industries Inc	2,699,775	59,800,016
		122,472,640
Metals & Mining – 1.1%
Commercial Metals Co	1,877,595	41,814,041
Multi-Utilities – 2.8%
Black Hills Corp	979,706	76,946,109
NorthWestern Corp	432,164	30,973,194
		107,919,303
Oil, Gas & Consumable Fuels – 2.7%
Delek US Holdings Inc	1,688,291	56,608,397
Parsley Energy Inc	2,489,398	47,074,516
		103,682,913
Pharmaceuticals – 0.7%
Phibro Animal Health Corp£	1,052,609	26,136,281
Professional Services – 1.4%
Korn Ferry	1,300,638	55,147,051
Real Estate Management & Development – 0.9%
Marcus & Millichap Inc*	947,866	35,308,009
Road & Rail – 1.1%
Ryder System Inc	804,452	43,689,788
Semiconductor & Semiconductor Equipment – 0.9%
MKS Instruments Inc	325,977	35,860,730
Textiles, Apparel & Luxury Goods – 3.7%
Carter's Inc	436,645	47,742,764

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Small Cap Value Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – (continued)
Kontoor Brands Inc	848,241	$35,617,640
Movado Group Inc£	1,018,265	22,137,081
Steven Madden Ltd	854,905	36,769,464
		142,266,949
Thrifts & Mortgage Finance – 3.8%
Washington Federal Inc	1,966,147	72,059,288
WSFS Financial Corp	1,643,121	72,280,893
		144,340,181
Trading Companies & Distributors – 1.5%
GATX Corp	677,084	56,096,409
Total Common Stocks (cost $3,086,451,869)		3,669,127,017
Investment Companies – 0.5%
Open-End Fund – 0.5%
Boyd Group Income Fund (cost $8,576,167)	131,499	20,458,101
Repurchase Agreements – 4.1%
ING Financial Markets LLC, Joint repurchase agreement, 1.4300%, dated 12/31/19, maturing 1/2/20 to be repurchased at $11,800,937 collateralized by $11,437,879 in U.S. Treasuries 1.3750% - 4.5000%, 2/28/23 - 5/15/48 with a value of $12,036,961	$11,800,000	11,800,000
ING Financial Markets LLC, Joint repurchase agreement, 1.4900%, dated 12/31/19, maturing 1/2/20 to be repurchased at $75,006,208 collateralized by $73,099,800 in U.S. Treasuries 1.3750% - 4.5000%, 5/15/20 - 5/15/49 with a value of $76,506,334	75,000,000	75,000,000
Royal Bank of Canada, NY Branch, Joint repurchase agreement, 1.4700%, dated 12/31/19, maturing 1/2/20 to be repurchased at $70,005,717 collateralized by $69,983,830 in U.S. Treasuries 2.0000% - 2.5000%, 1/15/22 - 11/15/26 with a value of $71,405,846	70,000,000	70,000,000
Total Repurchase Agreements (cost $156,800,000)		156,800,000
Total Investments (total cost $3,251,828,036) – 100.1%		3,846,385,118
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(4,285,474)
Net Assets – 100%		$3,842,099,644

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$3,719,566,739	96.7%
United Kingdom	91,503,322	2.4
Canada	35,315,057	0.9

Total	$3,846,385,118	100.0%

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

10	DECEMBER 31, 2019

Janus Henderson Small Cap Value Fund

Schedule of Investments (unaudited)

December 31, 2019

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 12/31/19
Common Stocks - 5.7%
Aerospace & Defense - 0.9%
National Presto Industries Inc PLC	$-	$(743,921)	$(1,380,533)	$36,434,004
Banks - 1.5%
Carolina Financial Corp	253,300	(526,358)	11,415,270	55,755,331
Chemicals - 1.2%
Westlake Chemical Partners LP	1,578,977	-	3,482,816	47,204,588
Electrical Equipment - N/A
Thermon Group Holdings Inc*,š	-	-	1,878,540	N/A
Entertainment - 0.5%
Sciplay Corp*	-	-	193,342	18,276,865
Food & Staples Retailing - N/A
Ingles Markets Incš	225,946	5,627,879	4,526,016	N/A
Hotels, Restaurants & Leisure - 0.3%
Century Casinos Inc*	-	-	(2,151,067)	13,402,794
Pharmaceuticals - 0.7%
Phibro Animal Health Corp	269,620	(1,576,012)	(4,415,619)	26,136,281
Textiles, Apparel & Luxury Goods - 0.6%
Movado Group Inc	434,237	(1,421,884)	(3,306,276)	22,137,081
Total Affiliated Investments - 5.7%	$2,762,080	$1,359,704	$10,242,489	$219,346,944

(1) For securities that were affiliated for a portion of the period ended December 31, 2019, this column reflects amounts for the entire period ended December 31, 2019 and not just the period in which the security was affiliated.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson Small Cap Value Fund

Schedule of Investments (unaudited)

December 31, 2019

	Share Balance at 6/30/19	Purchases	Sales	Share Balance at 12/31/19
Common Stocks - 5.7%
Aerospace & Defense - 0.9%
National Presto Industries Inc PLC	451,514	-	(39,318)	412,196
Banks - 1.5%
Carolina Financial Corp	1,290,498	90,904	(91,665)	1,289,737
Chemicals - 1.2%
Westlake Chemical Partners LP	1,635,460	151,239	-	1,786,699
Electrical Equipment - N/A
Thermon Group Holdings Inc*,š	1,633,513	-	-	1,633,513
Entertainment - 0.5%
Sciplay Corp*	725,925	761,208	-	1,487,133
Food & Staples Retailing - N/A
Ingles Markets Incš	864,538	-	(438,741)	425,797
Hotels, Restaurants & Leisure - 0.3%
Century Casinos Inc*	1,239,184	453,088	-	1,692,272
Pharmaceuticals - 0.7%
Phibro Animal Health Corp	921,151	285,668	(154,210)	1,052,609
Textiles, Apparel & Luxury Goods - 0.6%
Movado Group Inc	1,026,580	126,338	(134,653)	1,018,265

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

12	DECEMBER 31, 2019

Janus Henderson Small Cap Value Fund

Notes to Schedule of Investments and Other Information (unaudited)

Russell 2000® Value Index	Russell 2000® Value Index reflects the performance of U.S. small-cap equities with lower price-to-book ratios and lower forecasted growth values.

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

*	Non-income producing security.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

š	Company was no longer an affiliate as of December 31, 2019.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2019. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$3,669,127,017	$-	$-
Investment Companies	20,458,101	-	-
Repurchase Agreements	-	156,800,000	-
Total Assets	$3,689,585,118	$156,800,000	$-

Janus Investment Fund	13

Janus Henderson Small Cap Value Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2019

See footnotes at the end of the Statement.

Assets:
Unaffiliated investments, at value(1)	$3,470,238,174
Affiliated investments, at value(2)	219,346,944
Repurchase agreements, at value(3)	156,800,000
Cash	849,312
Non-interested Trustees' deferred compensation	98,687
Receivables:
Fund shares sold	9,624,436
Dividends	4,386,033
Investments sold	3,691,921
Dividends from affiliates	15,498
Interest	12,862
Other assets	29,416
Total Assets	3,865,093,283
Liabilities:
Payables:	—
Investments purchased	10,130,086
Fund shares repurchased	9,000,264
Advisory fees	2,723,558
Transfer agent fees and expenses	645,479
Non-interested Trustees' deferred compensation fees	98,687
12b-1 Distribution and shareholder servicing fees	74,118
Professional fees	54,162
Affiliated fund administration fees payable	8,196
Custodian fees	7,454
Non-interested Trustees' fees and expenses	641
Accrued expenses and other payables	250,994
Total Liabilities	22,993,639
Net Assets	$3,842,099,644

See Notes to Financial Statements.

14	DECEMBER 31, 2019

Janus Henderson Small Cap Value Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2019

Net Assets Consist of:
Capital (par value and paid-in surplus)	$3,217,368,148
Total distributable earnings (loss)	624,731,496
Total Net Assets	$3,842,099,644
Net Assets - Class A Shares	$68,792,926
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,969,031
Net Asset Value Per Share(4)	$23.17
Maximum Offering Price Per Share(5)	$24.58
Net Assets - Class C Shares	$31,610,254
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,458,073
Net Asset Value Per Share(4)	$21.68
Net Assets - Class D Shares	$122,446,083
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	5,339,694
Net Asset Value Per Share	$22.93
Net Assets - Class I Shares	$1,911,054,876
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	82,954,265
Net Asset Value Per Share	$23.04
Net Assets - Class L Shares	$151,666,537
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	6,395,049
Net Asset Value Per Share	$23.72
Net Assets - Class N Shares	$728,141,411
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	31,683,979
Net Asset Value Per Share	$22.98
Net Assets - Class R Shares	$40,943,802
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,823,690
Net Asset Value Per Share	$22.45
Net Assets - Class S Shares	$68,316,258
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,994,492
Net Asset Value Per Share	$22.81
Net Assets - Class T Shares	$719,127,497
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	31,258,342
Net Asset Value Per Share	$23.01

(1) Includes cost of $2,833,563,029.

(2) Includes cost of $261,465,007.

(3) Includes cost of repurchase agreements of $156,800,000.

(4) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

(5) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson Small Cap Value Fund

Statement of Operations (unaudited)

For the period ended December 31, 2019

Investment Income:
Dividends	$41,714,953
Dividends from affiliates	2,762,080
Interest	1,438,877
Foreign tax withheld	(8,782)
Total Investment Income	45,907,128
Expenses:
Advisory fees	13,801,409
12b-1 Distribution and shareholder servicing fees:
Class A Shares	77,583
Class C Shares	139,066
Class R Shares	96,871
Class S Shares	76,744
Transfer agent administrative fees and expenses:
Class D Shares	69,977
Class L Shares	155,214
Class R Shares	48,436
Class S Shares	76,744
Class T Shares	840,383
Transfer agent networking and omnibus fees:
Class A Shares	212,045
Class C Shares	13,151
Class I Shares	1,236,267
Other transfer agent fees and expenses:
Class A Shares	2,242
Class C Shares	1,013
Class D Shares	10,950
Class I Shares	36,828
Class L Shares	1,196
Class N Shares	8,681
Class R Shares	411
Class S Shares	555
Class T Shares	4,324
Shareholder reports expense	149,485
Registration fees	146,629
Non-interested Trustees’ fees and expenses	43,468
Affiliated fund administration fees	43,235
Professional fees	35,222
Custodian fees	15,460
Other expenses	116,479
Total Expenses	17,460,068
Less: Excess Expense Reimbursement and Waivers	(285,123)
Net Expenses	17,174,945
Net Investment Income/(Loss)	28,732,183

See Notes to Financial Statements.

16	DECEMBER 31, 2019

Janus Henderson Small Cap Value Fund

Statement of Operations (unaudited)

For the period ended December 31, 2019

Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$29,879,819
Investments in affiliates	1,359,704
Total Net Realized Gain/(Loss) on Investments	31,239,523
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and non-interested Trustees’ deferred compensation	216,283,642
Investments in affiliates	10,242,489
Total Change in Unrealized Net Appreciation/Depreciation	226,526,131
Net Increase/(Decrease) in Net Assets Resulting from Operations	$286,497,837

See Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Small Cap Value Fund

Statements of Changes in Net Assets

	Period ended December 31, 2019 (unaudited)	Year ended June 30, 2019

Operations:
Net investment income/(loss)	$28,732,183	$44,191,113
Net realized gain/(loss) on investments	31,239,523	21,426,027
Change in unrealized net appreciation/depreciation	226,526,131	(45,833,985)
Net Increase/(Decrease) in Net Assets Resulting from Operations	286,497,837	19,783,155
Dividends and Distributions to Shareholders
Class A Shares	(389,251)	(2,987,406)
Class C Shares	—	(1,797,068)
Class D Shares	(1,166,768)	(8,017,337)
Class I Shares	(19,472,600)	(91,273,193)
Class L Shares	(1,673,843)	(10,501,317)
Class N Shares	(8,469,438)	(36,284,439)
Class R Shares	(86,715)	(2,426,564)
Class S Shares	(381,210)	(3,695,845)
Class T Shares	(5,914,539)	(44,391,091)
Net Decrease from Dividends and Distributions to Shareholders	(37,554,364)	(201,374,260)
Capital Share Transactions:
Class A Shares	2,705,587	9,555,762
Class C Shares	(230,680)	4,657,528
Class D Shares	(2,240,874)	(3,545,983)
Class I Shares	256,090,377	341,908,866
Class L Shares	(6,802,985)	(14,320,006)
Class N Shares	98,118,653	148,020,442
Class R Shares	441,214	13,697
Class S Shares	8,573,391	(3,029,927)
Class T Shares	19,185,047	(90,250,816)
Net Increase/(Decrease) from Capital Share Transactions	375,839,730	393,009,563
Net Increase/(Decrease) in Net Assets	624,783,203	211,418,458
Net Assets:
Beginning of period	3,217,316,441	3,005,897,983
End of period	$3,842,099,644	$3,217,316,441

See Notes to Financial Statements.

18	DECEMBER 31, 2019

Janus Henderson Small Cap Value Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$21.57	$23.18	$23.19	$19.64	$22.28	$26.99
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.14	0.25	0.09	0.07	0.11	0.14
Net realized and unrealized gain/(loss)	1.59	(0.39)(2)	1.87	4.26	(0.03)	0.92
Total from Investment Operations	1.73	(0.14)	1.96	4.33	0.08	1.06
Less Dividends and Distributions:
Dividends (from net investment income)	(0.13)	—	(0.01)	(0.05)	(0.06)	(0.02)
Distributions (from capital gains)	—	(1.47)	(1.96)	(0.73)	(2.66)	(5.75)
Total Dividends and Distributions	(0.13)	(1.47)	(1.97)	(0.78)	(2.72)	(5.77)
Net Asset Value, End of Period	$23.17	$21.57	$23.18	$23.19	$19.64	$22.28
Total Return*	8.04%	0.56%	8.44%	22.16%	1.38%	4.61%
Net Assets, End of Period (in thousands)	$68,793	$61,505	$54,782	$53,732	$39,424	$49,599
Average Net Assets for the Period (in thousands)	$61,356	$48,049	$53,655	$46,728	$39,350	$57,774
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.78%	1.27%	1.35%	1.36%	1.36%	1.03%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.36%	1.14%	1.26%	1.35%	1.34%	1.03%
Ratio of Net Investment Income/(Loss)	1.29%	1.15%	0.40%	0.31%	0.57%	0.57%
Portfolio Turnover Rate	20%	39%	51%	83%	84%	86%

Class C Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$20.12	$21.87	$22.09	$18.82	$21.49	$26.37
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.08	0.11	(0.05)	(0.06)	0.03	(0.02)
Net realized and unrealized gain/(loss)	1.48	(0.39)(2)	1.79	4.06	(0.04)	0.89
Total from Investment Operations	1.56	(0.28)	1.74	4.00	(0.01)	0.87
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—(3)	—	—
Distributions (from capital gains)	—	(1.47)	(1.96)	(0.73)	(2.66)	(5.75)
Total Dividends and Distributions	—	(1.47)	(1.96)	(0.73)	(2.66)	(5.75)
Net Asset Value, End of Period	$21.68	$20.12	$21.87	$22.09	$18.82	$21.49
Total Return*	7.75%	(0.07)%	7.84%	21.38%	0.97%	3.94%
Net Assets, End of Period (in thousands)	$31,610	$29,619	$26,828	$21,379	$12,975	$12,844
Average Net Assets for the Period (in thousands)	$29,228	$26,902	$23,627	$17,299	$11,777	$14,245
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.88%	1.75%	1.86%	1.94%	1.77%	1.69%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.88%	1.75%	1.86%	1.94%	1.77%	1.69%
Ratio of Net Investment Income/(Loss)	0.76%	0.56%	(0.24)%	(0.27)%	0.15%	(0.09)%
Portfolio Turnover Rate	20%	39%	51%	83%	84%	86%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) The amount shown does not correlate with the change in the aggregate gains and losses in the Fund's securities for the year or period due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's securities.

(3) Less than $0.005 on a per share basis.

See Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson Small Cap Value Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$21.38	$22.99	$23.01	$19.50	$22.19	$27.04
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.18	0.32	0.16	0.14	0.17	0.21
Net realized and unrealized gain/(loss)	1.59	(0.41)(2)	1.86	4.21	(0.03)	0.92
Total from Investment Operations	1.77	(0.09)	2.02	4.35	0.14	1.13
Less Dividends and Distributions:
Dividends (from net investment income)	(0.22)	(0.05)	(0.08)	(0.11)	(0.17)	(0.23)
Distributions (from capital gains)	—	(1.47)	(1.96)	(0.73)	(2.66)	(5.75)
Total Dividends and Distributions	(0.22)	(1.52)	(2.04)	(0.84)	(2.83)	(5.98)
Net Asset Value, End of Period	$22.93	$21.38	$22.99	$23.01	$19.50	$22.19
Total Return*	8.28%	0.82%	8.79%	22.47%	1.75%	4.93%
Net Assets, End of Period (in thousands)	$122,446	$116,468	$127,533	$134,026	$81,616	$77,948
Average Net Assets for the Period (in thousands)	$116,402	$117,978	$130,614	$122,637	$74,406	$77,652
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.99%	0.83%	0.96%	1.04%	1.05%	0.71%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.99%	0.83%	0.96%	1.04%	1.05%	0.71%
Ratio of Net Investment Income/(Loss)	1.66%	1.48%	0.70%	0.63%	0.86%	0.87%
Portfolio Turnover Rate	20%	39%	51%	83%	84%	86%

Class I Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$21.50	$23.12	$23.13	$19.60	$22.27	$27.09
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.19	0.33	0.18	0.14	0.18	0.22
Net realized and unrealized gain/(loss)	1.59	(0.41)(2)	1.87	4.24	(0.03)	0.92
Total from Investment Operations	1.78	(0.08)	2.05	4.38	0.15	1.14
Less Dividends and Distributions:
Dividends (from net investment income)	(0.24)	(0.07)	(0.10)	(0.12)	(0.16)	(0.21)
Distributions (from capital gains)	—	(1.47)	(1.96)	(0.73)	(2.66)	(5.75)
Total Dividends and Distributions	(0.24)	(1.54)	(2.06)	(0.85)	(2.82)	(5.96)
Net Asset Value, End of Period	$23.04	$21.50	$23.12	$23.13	$19.60	$22.27
Total Return*	8.28%	0.89%	8.85%	22.50%	1.78%	4.98%
Net Assets, End of Period (in thousands)	$1,911,055	$1,531,568	$1,264,218	$1,029,136	$350,777	$516,201
Average Net Assets for the Period (in thousands)	$1,678,478	$1,337,975	$1,150,680	$791,904	$363,550	$556,326
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.99%	0.79%	0.88%	1.03%	0.99%	0.67%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.99%	0.79%	0.88%	1.03%	0.99%	0.67%
Ratio of Net Investment Income/(Loss)	1.70%	1.52%	0.77%	0.66%	0.89%	0.93%
Portfolio Turnover Rate	20%	39%	51%	83%	84%	86%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) The amount shown does not correlate with the change in the aggregate gains and losses in the Fund’s securities for the year or period due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s securities.

See Notes to Financial Statements.

20	DECEMBER 31, 2019

Janus Henderson Small Cap Value Fund

Financial Highlights

Class L Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$22.13	$23.73	$23.69	$20.04	$22.73	$27.55
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.20	0.36	0.20	0.17	0.20	0.25
Net realized and unrealized gain/(loss)	1.65	(0.42)(2)	1.91	4.33	(0.03)	0.94
Total from Investment Operations	1.85	(0.06)	2.11	4.50	0.17	1.19
Less Dividends and Distributions:
Dividends (from net investment income)	(0.26)	(0.07)	(0.11)	(0.12)	(0.20)	(0.26)
Distributions (from capital gains)	—	(1.47)	(1.96)	(0.73)	(2.66)	(5.75)
Total Dividends and Distributions	(0.26)	(1.54)	(2.07)	(0.85)	(2.86)	(6.01)
Net Asset Value, End of Period	$23.72	$22.13	$23.73	$23.69	$20.04	$22.73
Total Return*	8.38%	0.97%	8.91%	22.63%	1.85%	5.10%
Net Assets, End of Period (in thousands)	$151,667	$148,304	$173,144	$193,771	$195,526	$200,531
Average Net Assets for the Period (in thousands)	$146,633	$155,137	$187,635	$198,852	$186,026	$195,145
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.05%	0.88%	1.02%	1.10%	1.10%	0.77%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.85%	0.69%	0.84%	0.91%	0.92%	0.59%
Ratio of Net Investment Income/(Loss)	1.78%	1.62%	0.84%	0.77%	0.99%	1.01%
Portfolio Turnover Rate	20%	39%	51%	83%	84%	86%

Class N Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$21.46	$23.08	$23.09	$19.55	$22.25	$27.09
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.20	0.35	0.19	0.17	0.20	0.25
Net realized and unrealized gain/(loss)	1.59	(0.42)(2)	1.88	4.23	(0.03)	0.93
Total from Investment Operations	1.79	(0.07)	2.07	4.40	0.17	1.18
Less Dividends and Distributions:
Dividends (from net investment income)	(0.27)	(0.08)	(0.12)	(0.13)	(0.21)	(0.27)
Distributions (from capital gains)	—	(1.47)	(1.96)	(0.73)	(2.66)	(5.75)
Total Dividends and Distributions	(0.27)	(1.55)	(2.08)	(0.86)	(2.87)	(6.02)
Net Asset Value, End of Period	$22.98	$21.46	$23.08	$23.09	$19.55	$22.25
Total Return*	8.36%	0.97%	8.97%	22.67%	1.88%	5.15%
Net Assets, End of Period (in thousands)	$728,141	$585,199	$470,614	$300,685	$175,258	$202,182
Average Net Assets for the Period (in thousands)	$623,318	$515,945	$402,129	$253,523	$185,180	$200,334
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.84%	0.68%	0.81%	0.88%	0.89%	0.56%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.84%	0.68%	0.81%	0.88%	0.89%	0.56%
Ratio of Net Investment Income/(Loss)	1.84%	1.65%	0.83%	0.78%	1.02%	1.03%
Portfolio Turnover Rate	20%	39%	51%	83%	84%	86%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) The amount shown does not correlate with the change in the aggregate gains and losses in the Fund’s securities for the year or period due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s securities.

See Notes to Financial Statements.

Janus Investment Fund	21

Janus Henderson Small Cap Value Fund

Financial Highlights

Class R Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$20.84	$22.53	$22.64	$19.23	$21.88	$26.66
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.11	0.18	0.02	0.01	0.05	0.07
Net realized and unrealized gain/(loss)	1.55	(0.40)(2)	1.83	4.15	(0.03)	0.90
Total from Investment Operations	1.66	(0.22)	1.85	4.16	0.02	0.97
Less Dividends and Distributions:
Dividends (from net investment income)	(0.05)	—	—	(0.02)	(0.01)	—
Distributions (from capital gains)	—	(1.47)	(1.96)	(0.73)	(2.66)	(5.75)
Total Dividends and Distributions	(0.05)	(1.47)	(1.96)	(0.75)	(2.67)	(5.75)
Net Asset Value, End of Period	$22.45	$20.84	$22.53	$22.64	$19.23	$21.88
Total Return*	7.95%	0.20%	8.15%	21.78%	1.12%	4.32%
Net Assets, End of Period (in thousands)	$40,944	$37,555	$39,887	$35,452	$17,504	$18,692
Average Net Assets for the Period (in thousands)	$38,312	$36,037	$38,061	$26,130	$16,585	$19,708
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.60%	1.43%	1.56%	1.64%	1.64%	1.31%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.60%	1.43%	1.56%	1.64%	1.64%	1.31%
Ratio of Net Investment Income/(Loss)	1.06%	0.87%	0.09%	0.03%	0.27%	0.28%
Portfolio Turnover Rate	20%	39%	51%	83%	84%	86%

Class S Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$21.23	$22.85	$22.89	$19.41	$22.07	$26.88
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.15	0.24	0.09	0.06	0.10	0.13
Net realized and unrealized gain/(loss)	1.56	(0.39)(2)	1.83	4.20	(0.03)	0.91
Total from Investment Operations	1.71	(0.15)	1.92	4.26	0.07	1.04
Less Dividends and Distributions:
Dividends (from net investment income)	(0.13)	—	—	(0.05)	(0.07)	(0.10)
Distributions (from capital gains)	—	(1.47)	(1.96)	(0.73)	(2.66)	(5.75)
Total Dividends and Distributions	(0.13)	(1.47)	(1.96)	(0.78)	(2.73)	(5.85)
Net Asset Value, End of Period	$22.81	$21.23	$22.85	$22.89	$19.41	$22.07
Total Return*	8.04%	0.52%	8.37%	22.08%	1.38%	4.60%
Net Assets, End of Period (in thousands)	$68,316	$55,050	$61,772	$70,490	$56,720	$59,685
Average Net Assets for the Period (in thousands)	$60,690	$55,579	$66,582	$68,319	$51,668	$65,570
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.34%	1.18%	1.30%	1.38%	1.39%	1.06%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.34%	1.18%	1.30%	1.38%	1.38%	1.06%
Ratio of Net Investment Income/(Loss)	1.35%	1.14%	0.37%	0.29%	0.52%	0.53%
Portfolio Turnover Rate	20%	39%	51%	83%	84%	86%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) The amount shown does not correlate with the change in the aggregate gains and losses in the Fund’s securities for the year or period due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s securities.

See Notes to Financial Statements.

22	DECEMBER 31, 2019

Janus Henderson Small Cap Value Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$21.44	$23.03	$23.05	$19.53	$22.21	$27.04
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.17	0.30	0.14	0.12	0.15	0.19
Net realized and unrealized gain/(loss)	1.59	(0.40)(2)	1.86	4.22	(0.03)	0.92
Total from Investment Operations	1.76	(0.10)	2.00	4.34	0.12	1.11
Less Dividends and Distributions:
Dividends (from net investment income)	(0.19)	(0.02)	(0.06)	(0.09)	(0.14)	(0.19)
Distributions (from capital gains)	—	(1.47)	(1.96)	(0.73)	(2.66)	(5.75)
Total Dividends and Distributions	(0.19)	(1.49)	(2.02)	(0.82)	(2.80)	(5.94)
Net Asset Value, End of Period	$23.01	$21.44	$23.03	$23.05	$19.53	$22.21
Total Return*	8.22%	0.76%	8.69%	22.39%	1.63%	4.85%
Net Assets, End of Period (in thousands)	$719,127	$652,049	$787,120	$805,793	$565,214	$562,317
Average Net Assets for the Period (in thousands)	$664,740	$681,320	$805,838	$721,659	$510,577	$617,628
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.09%	0.92%	1.05%	1.13%	1.14%	0.81%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.08%	0.92%	1.05%	1.13%	1.13%	0.81%
Ratio of Net Investment Income/(Loss)	1.57%	1.38%	0.60%	0.55%	0.78%	0.79%
Portfolio Turnover Rate	20%	39%	51%	83%	84%	86%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) The amount shown does not correlate with the change in the aggregate gains and losses in the Fund’s securities for the year or period due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s securities.

See Notes to Financial Statements.

Janus Investment Fund	23

Janus Henderson Small Cap Value Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Small Cap Value Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 47 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares. Class D Shares are closed to certain new investors. Class L Shares are closed.

Shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with accounting principles generally accepted in the United States of America).

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Funds have adopted an auto-conversion policy pursuant to which Class C Shares that have been held for ten years will be automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the tenth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund will rely on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares. Please contact your financial intermediary for additional information.

Class D Shares are generally no longer being made available to new investors who do not already have a direct account with the Janus Henderson funds. Class D Shares are available only to investors who hold accounts directly with the Janus Henderson funds, to immediate family members or members of the same household of an eligible individual investor, and to existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class L Shares are designed for pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations, as well as high net worth individuals and financial intermediaries who are willing to maintain a minimum account balance of $250,000.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial

24	DECEMBER 31, 2019

Janus Henderson Small Cap Value Fund

Notes to Financial Statements (unaudited)

intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, Janus Capital Management LLC (“Janus Capital”), or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Distributors LLC dba Janus Henderson Distributors (“Janus Henderson Distributors”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Janus Investment Fund	25

Janus Henderson Small Cap Value Fund

Notes to Financial Statements (unaudited)

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

26	DECEMBER 31, 2019

Janus Henderson Small Cap Value Fund

Notes to Financial Statements (unaudited)

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or the Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Other Investments and Strategies

Additional Investment Risk

In the aftermath of the 2007-2008 financial crisis, the financial sector experienced reduced liquidity in credit and other fixed-income markets, and an unusually high degree of volatility, both domestically and internationally. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. For example, the enactment of the Dodd-Frank Act in 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, over-the-counter derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme

Janus Investment Fund	27

Janus Henderson Small Cap Value Fund

Notes to Financial Statements (unaudited)

volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (commonly known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will conclude, or how financial markets will react.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

The following table presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the Fund's Schedule of Investments.

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

ING Financial Markets LLC	$86,800,000	$—	$(86,800,000)	$—
Royal Bank of Canada, NY Branch	70,000,000	—	(70,000,000)	—

Total	$156,800,000	$—	$(156,800,000)	$—
(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

28	DECEMBER 31, 2019

Janus Henderson Small Cap Value Fund

Notes to Financial Statements (unaudited)

All repurchase agreements are transacted under legally enforceable master repurchase agreements that give the Fund, in the event of default by the counterparty, the right to liquidate securities held and to offset receivables and payables with the counterparty. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Repurchase Agreements

The Fund and other funds advised by Janus Capital or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

3. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. The Fund’s "base" fee rate prior to any performance adjustment (expressed as an annual rate) is 0.72%.

The investment advisory fee rate is determined by calculating a base fee and applying a performance adjustment. The base fee rate is the same as the contractual investment advisory fee rate. The performance adjustment either increases or decreases the base fee depending on how well the Fund has performed relative to its benchmark index. The Fund's benchmark index used in the calculation is the Russell 2000® Value Index.

The calculation of the performance adjustment applies as follows:

Investment Advisory Fee = Base Fee Rate +/- Performance Adjustment

The investment advisory fee rate paid to Janus Capital by the Fund consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Fund’s average daily net assets during the previous month (“Base Fee Rate”), plus or minus (2) a performance-fee adjustment (“Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets based on the Fund’s relative performance compared to the cumulative investment record of its benchmark index over a 36-month performance measurement period or shorter time period, as applicable. The investment performance of the Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. No Performance Adjustment is applied unless the difference between the Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period.

The Fund’s prospectuses and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statement of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment. For the period ended December 31, 2019, the performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 0.80%.

Janus Investment Fund	29

Janus Henderson Small Cap Value Fund

Notes to Financial Statements (unaudited)

Perkins Investment Management LLC (“Perkins”) serves as subadviser to the Fund. Perkins (together with its predecessors), has been in the investment management business since 1984 and provides day-to-day management of the Fund’s portfolio operations subject to the general oversight of Janus Capital. Janus Capital owns 100% of Perkins.

Janus Capital pays Perkins a subadvisory fee equal to 50% of the investment advisory fee paid by the Fund to Janus Capital (calculated after any applicable performance fee adjustment, fee waivers, and expense reimbursements). The subadvisory fee paid by Janus Capital to Perkins adjusts up or down based on the Fund’s performance relative to the Fund’s benchmark index over the performance measurement period.

Janus Capital has contractually agreed to waive the advisory fee payable by the Fund or reimburse expenses in an amount equal to the amount, if any, that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fees, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.91% of the Fund’s average daily net assets. Janus Capital has agreed to continue the waivers until at least October 28, 2020. If applicable, amounts waived and/or reimbursed to the Fund by Janus Capital are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

Janus Services LLC (“Janus Services”), a wholly-owned subsidiary of Janus Capital, is the Fund’s transfer agent. In addition, Janus Services provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Fund. Janus Services is not compensated for its services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Certain, but not all, intermediaries may charge administrative fees (such as networking and omnibus) to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to Janus Services, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between Janus Services and the Fund, Janus Services may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. Janus Capital and its affiliates benefit from an increase in assets that may result from such relationships. The Funds’ Trustees have set limits on fees that the Funds may incur with respect to administrative fees paid for omnibus or networked accounts. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

Effective July 1, 2019, the Board of Trustees of Janus Investment Fund approved a new administrative fee rate for Class D Shares detailed in the table below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

The Fund’s actual Class D administrative fee rate was 0.12% for the reporting period.

Prior to July 1, 2019, the Fund’s Class D Shares paid an administrative services fee at an annual rate of 0.12% of the average daily net assets of Class D Shares for shareholder services provided by Janus Services. Janus Services provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Janus Services receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. Janus Services expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. Janus Services or its affiliates may

30	DECEMBER 31, 2019

Janus Henderson Small Cap Value Fund

Notes to Financial Statements (unaudited)

also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to Class R Shares, Class S Shares, and Class T Shares of the Fund. Janus Services may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R Shares, Class S Shares, and Class T Shares. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with Janus Capital. For all share classes, Janus Services also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Janus Services receives an administrative fee based on the average daily net assets Class L Shares of the Fund based on the average proportion of the Fund’s total net assets sold directly and the average proportion of the Fund’s net assets sold through financial intermediaries on a monthly basis. The asset-weighted fee is calculated by applying a blended annual fee rate of 0.12% on average net assets for the proportion of assets sold directly and 0.25% on average net assets for the proportion of assets sold through financial intermediaries. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations. Janus Services has agreed to waive all or a portion of this fee. Such waiver is voluntary and could change or be terminated at any time at the discretion of Janus Services or Janus Capital without prior notification to shareholders. Removal of this fee waiver may have a significant impact on Class L Shares’ total expense ratio. If applicable, amounts waived to the Fund by Janus Capital are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

Janus Services is compensated for its services related to the Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, Janus Henderson Distributors, a wholly-owned subsidiary of Janus Capital, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets, of up to 0.50% of the Class R Shares’ average daily net assets, and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to Janus Henderson Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Payments under the Plan are not tied exclusively to actual 12b-1 distribution and shareholder service expenses, and the payments may exceed 12b-1 distribution and shareholder service expenses actually incurred. If any of the Fund’s actual 12b-1 distribution and shareholder service expenses incurred during a calendar year are less than the payments made during a calendar year, the Fund will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution and shareholder servicing fees” in the Statement of Operations.

Janus Capital serves as administrator to the Fund pursuant to an administration agreement between Janus Capital and the Trust. Under the administration agreement, Janus Capital is obligated to provide or arrange for the provision of certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). In addition, employees of Janus Capital and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of Janus Capital employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by Janus Capital, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services Janus Capital (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of Janus Capital and/or its affiliates, are shared with the Fund. Total compensation of $230,755 was paid to the Chief Compliance Officer and

Janus Investment Fund	31

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Notes to Financial Statements (unaudited)

certain compliance staff by the Trust during the period ended December 31, 2019. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2019 on the Statement of Assets and Liabilities in the asset, “Non-interested Trustees’ deferred compensation,” and liability, “Non-interested Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2019 are included in “Non-interested Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $98,687 were paid by the Trust to the Trustees under the Deferred Plan during the period ended December 31, 2019.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2019 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between Janus Henderson Distributors and financial intermediaries. During the period ended December 31, 2019, Janus Henderson Distributors retained upfront sales charges of $16,425.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to Janus Henderson Distributors during the period ended December 31, 2019.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended December 31, 2019, redeeming shareholders of Class C Shares paid CDSCs of $945.

4. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2019 are noted below. The primary difference between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 3,274,844,886	$619,383,496	$(47,843,264)	$ 571,540,232

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Janus Henderson Small Cap Value Fund

Notes to Financial Statements (unaudited)

5. Capital Share Transactions

	Period ended December 31, 2019		Year ended June 30, 2019
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	778,625	$ 17,070,412	1,568,011	$ 33,410,136
Reinvested dividends and distributions	8,855	204,816	110,627	2,021,148
Shares repurchased	(670,347)	(14,569,641)	(1,190,333)	(25,875,522)
Net Increase/(Decrease)	117,133	$ 2,705,587	488,305	$ 9,555,762
Class C Shares:
Shares sold	213,900	$ 4,397,816	523,587	$ 10,389,969
Reinvested dividends and distributions	-	-	99,619	1,702,497
Shares repurchased	(228,285)	(4,628,496)	(377,676)	(7,434,938)
Net Increase/(Decrease)	(14,385)	$ (230,680)	245,530	$ 4,657,528
Class D Shares:
Shares sold	164,583	$ 3,603,788	496,719	$ 10,612,769
Reinvested dividends and distributions	49,638	1,136,224	434,202	7,854,708
Shares repurchased	(321,025)	(6,980,886)	(1,032,005)	(22,013,460)
Net Increase/(Decrease)	(106,804)	$ (2,240,874)	(101,084)	$ (3,545,983)
Class I Shares:
Shares sold	19,002,862	$414,840,455	30,640,890	$649,672,429
Reinvested dividends and distributions	781,260	17,961,173	4,592,871	83,498,397
Shares repurchased	(8,070,139)	(176,711,251)	(18,676,639)	(391,261,960)
Net Increase/(Decrease)	11,713,983	$256,090,377	16,557,122	$341,908,866
Class L Shares:
Shares sold	111,828	$ 2,520,747	187,111	$ 4,041,536
Reinvested dividends and distributions	66,862	1,582,627	531,470	9,943,810
Shares repurchased	(483,707)	(10,906,359)	(1,314,558)	(28,305,352)
Net Increase/(Decrease)	(305,017)	$ (6,802,985)	(595,977)	$ (14,320,006)
Class N Shares:
Shares sold	6,768,938	$148,993,306	10,068,049	$220,259,039
Reinvested dividends and distributions	343,412	7,877,874	1,910,382	34,654,327
Shares repurchased	(2,694,711)	(58,752,527)	(5,106,167)	(106,892,924)
Net Increase/(Decrease)	4,417,639	$ 98,118,653	6,872,264	$148,020,442
Class R Shares:
Shares sold	227,302	$ 4,812,657	377,892	$ 7,882,617
Reinvested dividends and distributions	3,737	83,742	128,608	2,275,075
Shares repurchased	(209,047)	(4,455,185)	(475,500)	(10,143,995)
Net Increase/(Decrease)	21,992	$ 441,214	31,000	$ 13,697
Class S Shares:
Shares sold	754,834	$ 16,128,660	444,519	$ 9,402,166
Reinvested dividends and distributions	16,741	381,178	205,420	3,695,508
Shares repurchased	(370,399)	(7,936,447)	(759,601)	(16,127,601)
Net Increase/(Decrease)	401,176	$ 8,573,391	(109,662)	$ (3,029,927)
Class T Shares:
Shares sold	4,364,904	$ 95,494,438	6,220,373	$132,818,328
Reinvested dividends and distributions	252,423	5,795,634	2,410,785	43,731,644
Shares repurchased	(3,776,694)	(82,105,025)	(12,394,026)	(266,800,788)
Net Increase/(Decrease)	840,633	$ 19,185,047	(3,762,868)	$ (90,250,816)

Janus Investment Fund	33

Janus Henderson Small Cap Value Fund

Notes to Financial Statements (unaudited)

6. Purchases and Sales of Investment Securities

For the period ended December 31, 2019, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$1,026,947,729	$ 663,667,418	$ -	$ -

7. Recent Accounting Pronouncements

The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) in August 2018. The new guidance removes, modifies and enhances the disclosures to Topic 820. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. An entity is permitted, and Management has decided, to early adopt the removed and modified disclosures in these financial statements.

8. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2019 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

34	DECEMBER 31, 2019

Janus Henderson Small Cap Value Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund is required to disclose its complete holdings as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Fund shareholders. Historically, the Fund filed its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters each fiscal year on Form N-Q. The Fund’s Form N-PORT and Form N-Q filings: (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series, each of whom serves as an “independent” Trustee (the “Trustees”), oversee the management of each Portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each Fund of Janus Investment Fund (together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreements for the Janus Henderson Funds that utilize subadvisers.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Capital and the respective subadvisers in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At a meeting held on December 5, 2019, based on the Trustees’ evaluation of the information provided by Janus Capital, the subadvisers, and the independent fee consultant, as well as other information, the Trustees determined that the overall arrangements between each Janus Henderson Fund and Janus Capital and each subadviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by Janus Capital, its affiliates and the subadvisers, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund, and the subadvisory agreement for each subadvised Janus Henderson Fund, for the period from February 1, 2020 through February 1, 2021, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Janus Investment Fund	35

Janus Henderson Small Cap Value Fund

Additional Information (unaudited)

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent and quality of the services provided by Janus Capital and the subadvisers to the Janus Henderson Funds, taking into account the investment objective, strategies and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of Janus Capital and each subadviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by Janus Capital or the subadvisers, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered Janus Capital’s role as administrator to the Janus Henderson Funds, noting that Janus Capital generally, does not receive a fee for its services but is reimbursed for its out-of-pocket costs. The Trustees considered the role of Janus Capital in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that Janus Capital provides a number of different services for the Janus Henderson Funds and fund shareholders, ranging from investment management services to various other servicing functions, and that, in its view, Janus Capital is a capable provider of those services. The independent fee consultant also provided its belief that Janus Capital has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent and quality of the services provided by Janus Capital or the subadviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory and subadvisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that Janus Capital and each subadviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable funds and peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, the independent fee consultant found that the overall Janus Henderson Funds’ performance has been reasonable: for the 36 months ended September 30, 2019, approximately 69% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar, and for the 12 months ended September 30, 2019, approximately 71% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar.

The Trustees considered the performance of each Fund, noting that performance may vary by share class, and noted the following:

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

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Janus Henderson Small Cap Value Fund

Additional Information (unaudited)

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Developed World Bond Fund, the Trustees noted the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12

Janus Investment Fund	37

Janus Henderson Small Cap Value Fund

Additional Information (unaudited)

months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson International Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson International Small Cap Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and its limited performance history.

• For Janus Henderson International Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital and Perkins had taken or were taking to improve performance, and that the performance trend was improving

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

38	DECEMBER 31, 2019

Janus Henderson Small Cap Value Fund

Additional Information (unaudited)

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson U.S. Growth Opportunities Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital and Geneva had taken or were taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

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Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital and Intech had taken or were taking to improve performance, and that the performance trend was improving.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital and Perkins had taken or were taking to improve performance, and that the performance trend was improving.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory and subadvisory agreement(s).

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant and noted that the rate of management fees (investment advisory and any administration but excluding out-of-pocket costs) for many of the Janus Henderson Funds, after applicable waivers, was below the average management fee rate of the respective peer group of funds selected by an independent data provider. The Trustees also examined information regarding the subadvisory fees charged for subadvisory services, as applicable, noting that all such fees were paid by Janus Capital out of its management fees collected from such Janus Henderson Fund.

The independent fee consultant provided its belief that the management fees charged by Janus Capital to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by Janus Capital. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of their respective Broadridge Expense Group

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peers; and (3) and the management fees for the Janus Henderson Funds, on average, were 7% under the average management fees for their Expense Groups. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group peers and to average total expenses for its Broadridge Expense Universe.

For certain Janus Henderson Funds, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable in light of performance trends, performance histories, and existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by Janus Capital and each subadviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by Janus Capital and each subadviser to comparable separate account clients and to comparable non-affiliated funds subadvised by Janus Capital or by a subadviser (for which Janus Capital or the subadviser provides only or primarily portfolio management services). Although in most instances subadvisory and separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that Janus Capital noted that, under the terms of the management agreements with the Janus Henderson Funds, Janus Capital performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, trustee support, regulatory compliance and numerous other services, and that, in serving the Janus Henderson Funds, Janus Capital assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, they noted that the independent fee consultant found that: (1) the management fees Janus Capital charges to the Janus Henderson Funds are reasonable in relation to the management fees Janus Capital charges to funds subadvised by Janus Capital and to the fees Janus Capital charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs; and (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged to Janus Henderson subadvised fund and separate account investors; (4) 11 of 12 Janus Henderson Funds have lower management fees than similar funds subadvised by Janus Capital; and (5) six of nine Janus Henderson Funds have lower management fees than similar separate accounts managed by Janus Capital.

The Trustees considered the fees for each Fund for its fiscal year ended in 2018, and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”):

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

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Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

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Additional Information (unaudited)

• For Janus Henderson Global Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable.

• For Janus Henderson International Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson International Small Cap Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for both share classes.

• For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

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Additional Information (unaudited)

• For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson U.S. Growth Opportunities Fund, that Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that, although the Fund’s expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

The Trustees reviewed information on the overall profitability to Janus Capital and its affiliates of their relationship with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses, and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to Janus Capital from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether Janus Capital and each subadviser receive adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is

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Additional Information (unaudited)

necessarily a product of the allocation methodology utilized by Janus Capital to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found that (1) the expense allocation methodology and rationales utilized by Janus Capital were reasonable and (2) no clear correlation between expense allocations and operating margins. The Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that Janus Capital’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to Janus Capital and its affiliates, as well as the fees paid by Janus Capital to the subadvisers of subadvised Janus Henderson Funds, were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees Janus Capital and the subadvisers charge to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by Janus Capital and any subadviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by Janus Capital.

Economies of Scale

The Trustees considered information about the potential for Janus Capital to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in November 2019 which provided its research and analysis into economies of scale. They also noted that, although many Janus Henderson Funds pay advisory fees at a base fixed rate as a percentage of net assets, without any breakpoints or performance fees, their independent fee consultant concluded that 64% of these Janus Henderson Funds’ share classes have contractual management fees (gross of waivers) below their Broadridge expense group averages. They also noted the following: (1) that for those Janus Henderson Funds whose expenses are being reduced by the contractual expense limitations of Janus Capital, Janus Capital is subsidizing certain of these Janus Henderson Funds because they have not reached adequate scale; (2) as the assets of some of the Janus Henderson Funds have declined in the past few years, certain Janus Henderson Funds have benefited from having advisory fee rates that have remained constant rather than increasing as assets declined; (3) performance fee structures have been implemented for various Janus Henderson Funds that have caused the effective rate of advisory fees payable by such a Janus Henderson Fund to vary depending on the investment performance of the Janus Henderson Fund relative to its benchmark index over the measurement period; and (4) a few Janus Henderson Funds have fee schedules with breakpoints and reduced fee rates above certain asset levels. The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

The Trustees also considered the independent fee consultant’s conclusion that, given the limitations of various analytical approaches to economies of scale and their conflicting results, it is difficult to analytically confirm or deny the existence of economies of scale in the Janus Henderson complex. In this regard, the independent consultant concluded that (1) to the extent there were economies of scale at Janus Capital, Janus Capital’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds which have not yet achieved those economies and (2) by setting lower fixed fees from the start on these Janus Henderson Funds, Janus Capital appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any scale economies that may exist. Further, the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at Janus Capital.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between Janus Capital and the Janus

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Additional Information (unaudited)

Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

Other Benefits to Janus Capital

The Trustees also considered benefits that accrue to Janus Capital and its affiliates and subadvisers to the Janus Henderson Funds from their relationships with the Janus Henderson Funds. They recognized that two affiliates of Janus Capital separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market funds for services provided, and that such compensation contributes to the overall profitability of Janus Capital and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered Janus Capital’s past and proposed use of commissions paid by the Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of Janus Capital and/or Janus Capital, and/or a subadviser to a Janus Henderson Fund. The Trustees concluded that Janus Capital’s and the subadvisers’ use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit each Janus Henderson Fund. The Trustees also concluded that, other than the services provided by Janus Capital and its affiliates and subadvisers pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and Janus Capital and the subadvisers may potentially benefit from their relationship with each other in other ways. They concluded that Janus Capital and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by Janus Capital and its affiliates. They also concluded that Janus Capital and/or the subadvisers benefit from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from Janus Capital’s and/or the subadvisers’ receipt of those products and services as well as research products and services acquired through commissions paid by other clients of Janus Capital and/or other clients of the subadvisers. They further concluded that the success of any Janus Henderson Fund could attract other business to Janus Capital, the subadvisers or other Janus Henderson funds, and that the success of Janus Capital and the subadvisers could enhance Janus Capital’s and the subadvisers’ ability to serve the Janus Henderson Funds.

Approval of an Amended and Restated Investment Advisory Agreement for Janus Henderson Small-Mid Cap Value Fund (formerly, Janus Henderson Select Value Fund)

Janus Capital Management LLC (“Janus Capital”) met with the Trustees, each of whom serves as an “independent” Trustee (the “Trustees”), on December 5, 2018 and March 14, 2019, to discuss the Amended and Restated Investment Advisory Agreement (the “Amended Advisory Agreement”) for Janus Henderson Small-Mid Cap Value Fund (formerly, Janus Henderson Select Value Fund) (“Small-Mid Cap Value Fund”) and other matters related to investment strategy changes to shift the market capitalization focus of Small-Mid Cap Value Fund (the “Strategy Change”). At these meetings, the Trustees discussed the Amended Advisory Agreement and the Strategy Change with their independent counsel, separately from management. During the course of the meetings, the Trustees requested and considered such information as they deemed relevant to their deliberations. At the meeting held on March 14, 2019, the Trustees, upon the recommendation of Janus Capital, voted unanimously to approve the Amended Advisory Agreement for Small-Mid Cap Value Fund, and recommended that the Amended Advisory Agreement be submitted to shareholders for approval. The Trustees also approved matters related to the Strategy Change, effective upon approval of the Amended Advisory Agreement by the Fund’s shareholders.

In determining whether to approve the Amended Advisory Agreement, the Trustees noted their most recent consideration of Small-Mid Cap Value Fund’s current advisory agreement (the “Current Advisory Agreement”) as part of the Trustees’ annual review and consideration of whether to continue the investment advisory agreement and sub-advisory agreement, as applicable, for each Janus Henderson fund, including Small-Mid Cap Value Fund (the “Annual Review”). The Trustees noted that in connection with the Annual Review: (i) the Trustees received and reviewed information provided by Janus Capital and each sub-adviser, including Perkins Investment Management LLC (“Perkins”), in response to requests of the Trustees and their independent legal counsel, and also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant; and (ii) throughout the Annual Review, the Trustees were advised by their independent legal counsel. The Trustees also noted that based on the Trustees’ evaluation of the information provided by Janus Capital, Perkins, and the independent fee consultant, as well as other information, the Trustees determined that the overall arrangements between Small-Mid Cap

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Additional Information (unaudited)

Value Fund and Janus Capital and Perkins were fair and reasonable in light of the nature, extent and quality of the services provided by Janus Capital, its affiliates and Perkins, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and the Trustees unanimously approved the continuation of the Current Advisory Agreement for another year.

In considering the Amended Advisory Agreement, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the Amended Advisory Agreement are discussed separately below.

• The Trustees determined that the terms of the Amended Advisory Agreement are substantially similar to those of the Current Advisory Agreement, which the Trustees recently reviewed as part of the Annual Review, and the material changes made to the Amended Advisory Agreement address the proposed change to the benchmark index and the description of the period used for calculating the performance fee in order to allow for continuity of the fee based on Small-Mid Cap Value Fund’s historical performance over a 36-month measurement period.

• As part of the Strategy Change, Small-Mid Cap Value Fund will focus its investments on common stocks of companies that are small- and mid-capitalization stocks. The Trustees determined that the proposed benchmark index, the Russell 2500TM Value Index, is more closely aligned with a small- and mid-cap stock focus than Small-Mid Cap Value Fund’s current benchmark index, the Russell 3000® Value Index.

• Under the Amended Advisory Agreement, the structure of the performance fee was not changing, other than to utilize a different benchmark and performance calculation period to implement the new benchmark over time, and that this structure had been implemented initially for Small-Mid Cap Value Fund based on analysis provided by the independent fee consultant. The Trustees considered the information provided by Janus Capital in this regard, and noted Janus Capital’s belief that this performance fee structure remained reasonable and appropriate for Small-Mid Cap Value Fund. The Trustees concluded that this performance fee structure was reasonable for Small-Mid Cap Value Fund as proposed, and also determined to seek further analysis from their independent fee consultant with respect to this matter. In this regard, Janus Capital agreed to consider further revisions to the proposed performance fee structure should that be needed based on the additional analysis provided.

• As part of the Strategy Change, Perkins will continue to provide sub-advisory services to Small-Mid Cap Value Fund, but will utilize new portfolio managers to implement Small-Mid Cap Value Fund’s focus on common stocks of companies that are small- and mid-capitalization stocks. In this regard, the Trustees noted the information provided by Janus Capital with respect to the qualifications and experience of the new portfolio managers implementing investment strategies similar to the one to be utilized by Small-Mid Cap Value Fund, and also noted that Perkins and the new portfolio managers provide sub-advisory services to other Janus Henderson funds the Trustees oversee.

• The information provided by Janus Capital with respect to (i) the impact of the Amended Advisory Agreement on the potential advisory fees to be paid by Small-Mid Cap Value Fund going forward; and (ii) the potential transaction costs and capital gains to be incurred by Small-Mid Cap Value Fund as part of the efforts to reposition Small-Mid Cap Value Fund’s portfolio to focus its investments on common stocks of companies that are small- and mid-capitalization stocks. In this regard, the Trustees noted that Small-Mid Cap Value Fund’s operating costs were not expected otherwise to materially change under the Amended Advisory Agreement.

• Janus Capital’s reasons for seeking to implement the Strategy Change, including Janus Capital’s belief that current marketplace demands for a small and mid-cap strategy, combined with Perkins’ experience in managing small- and mid-cap stocks, will provide greater opportunity for Small-Mid Cap Value Fund to grow over the long-term, and that the Strategy Change is designed to create asset growth through increased sales for Small-Mid Cap Value Fund, potentially resulting in increased operational efficiencies for Small-Mid Cap Value Fund.

• Janus Capital will pay the fees and expenses related to seeking shareholder approval of the Amended Advisory Agreement, including the costs related to the preparation and distribution of proxy materials, and all other costs incurred in connection with the solicitation of proxies.

After discussion, the Trustees determined that the overall arrangements between Small-Mid Cap Value Fund, Janus Capital, and Perkins under the Amended Advisory Agreement would continue to be fair and reasonable in light of the

Janus Investment Fund	47

Janus Henderson Small Cap Value Fund

Additional Information (unaudited)

nature, extent, and quality of the services expected to be provided by Janus Capital, its affiliates, and Perkins following the Strategy Change.

48	DECEMBER 31, 2019

Janus Henderson Small Cap Value Fund

Useful Information About Your Fund Report (unaudited)

Management Commentary

The Management Commentary in this report includes valuable insight as well as statistical information to help you understand how your Fund’s performance and characteristics stack up against those of comparable indices.

If the Fund invests in foreign securities, this report may include information about country exposure. Country exposure is based primarily on the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived.

Please keep in mind that the opinions expressed in the Management Commentary are just that: opinions. They are a reflection based on best judgment at the time this report was compiled, which was December 31, 2019. As the investing environment changes, so could opinions. These views are unique and are not necessarily shared by fellow employees or by Janus Henderson in general.

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of Janus Capital and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Barclays and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

Janus Investment Fund	49

Janus Henderson Small Cap Value Fund

Useful Information About Your Fund Report (unaudited)

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected. If you compare the Fund’s “Net Decrease from Dividends and Distributions” to “Reinvested Dividends and Distributions,” you will notice that dividends and distributions have little effect on the Fund’s net assets. This is because the majority of the Fund’s investors reinvest their dividends and/or distributions.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the

50	DECEMBER 31, 2019

Janus Henderson Small Cap Value Fund

Useful Information About Your Fund Report (unaudited)

total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

Janus Investment Fund	51

Janus Henderson Small Cap Value Fund

Notes

NotesPage1

52	DECEMBER 31, 2019

Janus Henderson Small Cap Value Fund

Notes

NotesPage2

Janus Investment Fund	53

Knowledge. Shared

At Janus Henderson, we believe in the sharing of expert insight for better investment and business decisions. We call this ethos Knowledge. Shared.

Learn more by visiting janushenderson.com.

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson, Janus, Henderson, Perkins, Intech and Knowledge. Shared are trademarks of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.

Janus Henderson Distributors

125-24-93034 02-20

SEMIANNUAL REPORT December 31, 2019

Janus Henderson Small-Mid Cap Value Fund (formerly named Janus Henderson Select Value Fund)

Janus Investment Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by contacting a Janus Henderson representative. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by visiting janushenderson.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you do not invest directly with the Fund, you should contact your plan sponsor, broker-dealer, or financial intermediary, to request to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-525-3713 to let the Fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Janus Henderson mutual funds where held (i.e., all Janus Henderson mutual funds held in your account if you invest through your financial intermediary or all Janus Henderson mutual funds held with the fund complex if you invest directly with a fund).

HIGHLIGHTS • Portfolio management perspective • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Small-Mid Cap Value Fund

Janus Henderson Small-Mid Cap Value Fund (unaudited)

FUND SNAPSHOT

As defensive value specialists, we look to invest in high-quality companies that have strong management teams, stable balance sheets and durable competitive advantages and that are trading at attractive valuations. We seek to achieve excess returns over full market cycles with less risk than our benchmark and peers as measured by standard deviation, beta and down-market capture. During the period, the Fund's investment strategy shifted from an all-cap approach to one that aims to identify undervalued small- and mid-cap opportunities.

Justin Tugman co-portfolio manager	Kevin Preloger co-portfolio manager

PERFORMANCE REVIEW

For the six-month period ending December 31, 2019, the Janus Henderson Small-Mid Cap Value Fund’s Class I Shares returned 8.46%, outperforming the Fund’s benchmark, the Russell 2500® Value Index, which returned 7.21%.

Stock selection was the dominant driver of the Fund’s outperformance, particularly in consumer discretionary, industrials, energy and information technology. Consumer discretionary was the top sector contributor to relative outperformance. Consumer spending was strong throughout 2019, and discretionary stocks benefited. Our stock selection and overweight in apparel and luxury goods and stock selection in leisure facilities were additive to performance. The Fund outperformed the benchmark in information technology, largely due to selection and our overweight in semiconductor equipment, but lagged in semiconductors, where we remain underweight given our view that these stocks are stretched on various valuation metrics. Stock selection in electrical components and equipment also contributed to relative returns.

In the benchmark, energy was the worst-performing sector. We see a lack of quality names and capital markets’ willingness to fund overly aggressive exploration and production projects as negatives within the sector. Our stock selection as well as our positioning in the sector resulted in meaningful relative outperformance, as we exited four positions and added two new positions that we believe have clean balance sheets and disciplined management.

Sectors that underperformed the benchmark were financials, utilities and health care. In financials, there was a rotation into banks from more defensive, less interest-rate-sensitive companies such as insurance. Our overweight position in insurance and positioning in more defensively oriented banks hurt relative returns. Stock selection in health care also detracted, although our underweight allocation helped offset some of those losses. Our stock selection in utilities and our cash position also detracted from relative performance.

MARKET ENVIRONMENT

U.S. stocks generated strong returns for the period, with equities finding support as central banks around the world shifted to accommodative monetary policy and continued easing through the end of 2019. The second half of the period saw a risk-on environment led by cyclical stocks, small caps and higher-beta equities. Recession fears, which had gripped the market in the third quarter, faded in the fourth quarter amid several positives for the market: a trade deal with China, increased clarity regarding Brexit, solid employment numbers and optimism about strong consumer holiday spending. Geopolitical issues remain at the forefront, however, with the upcoming U.S. presidential election, and despite the advancement in stock prices, we believe risks have increased, particularly with many positive catalysts behind us.

CONTRIBUTORS

Generac Holdings Inc., in the industrials sector, led absolute contributors for the period. A manufacturer of backup power generation products for residential, light commercial and industrial markets, the company has a market share of more than 75% in the standby generators category and continues to diversify its business by adding energy storage devices. It benefited over the period from additional business opportunities stemming from the California wildfires. We exited the position late in the period.

Cedar Fair, in the consumer discretionary sector, operates regional amusement parks and on-site hotels; it is geographically diversified with parks across nine states in the U.S. and one in Canada. Well entrenched in the

Janus Investment Fund	1

Janus Henderson Small-Mid Cap Value Fund (unaudited)

industry, the company acquired three parks in 2019, with more acquisitions on the horizon. We believe Cedar Fair has long-term opportunities to grow top line as it continues to build out undeveloped acres and increases penetration of its seasonal pass. We trimmed our position during the period but continue to favor the stock, based on what we believe are Cedar Fair’s defensive characteristics, stable fundamentals and attractive reward-to-risk ratio.

DETRACTORS

Cadence Bancorp, in the financials sector, led absolute detractors for the period. Headquartered in Houston, Texas, the regional financial holding company’s earnings were lower than anticipated during the period, and it disclosed higher-than-expected loan losses. We exited the position on concerns that the credit losses may continue in the future due to less-stringent underwriting standards than we previously expected.

Berkshire Hathaway, also in the financials sector, is a holding company that engages in the provision of property and casualty insurance and reinsurance, among other businesses. In 2019, the company’s returns versus the S&P 500® Index were the worst since 2009, and we exited the position in the third quarter.

OUTLOOK AND POSITIONING

The markets have much to digest in 2020. At current equity valuations, the market is anticipating an accelerating economy to drive earnings. Frankly, meaningful earnings growth would be welcome in comparison to 2019’s anemic “growth” and a market driven by multiple expansion. The market is going to need to see earnings growth to justify valuations, and so upcoming earnings reports are all the more important. Market participants continue to take significant comfort in the dovish Federal Reserve, but there are risks. These include geopolitical events, the upcoming U.S. presidential election, a potential weakening of economic activity on a global basis, outstanding trade issues and, most importantly, equity valuations that appear stretched – particularly if the earnings growth is not delivered. Despite these concerns, if central banks continue their dovish ways, we can easily surmise that the recent narrative that has driven the market higher will continue.

Our focus on defense first, by emphasizing what we believe are high-quality stocks, should position the Fund well to absorb any volatility shocks stemming from both known and unknown risks. While the overall market is not cheap, at current prices we believe we are not overpaying for quality given the forward price-to-earnings ratio of the Fund trades at a discount relative to the index. In a scenario where prolonged volatility appears, we would happily take advantage of the opportunity to buy high quality on sale.

While growth stocks beat value in the calendar year, the rotation to the latter appears underway, albeit intermittently. Given our positioning and focus toward higher-quality value stocks, we would expect to lag in an environment where deep cyclicals with highly levered balance sheets and volatile earnings do well. Nevertheless, the earnings of those types of companies, and ultimately their stock prices, would seem to be most at risk if the economy weakens.

Thank you for your investment with us in Janus Henderson Small-Mid Cap Value Fund.

2	DECEMBER 31, 2019

Janus Henderson Small-Mid Cap Value Fund (unaudited)

Fund At A Glance

December 31, 2019

	5 Top Performers - Holdings		5 Bottom Performers - Holdings
		Contribution		Contribution
	Generac Holdings Inc	0.70%	Cadence BanCorp	-0.43%
	MKS Instruments Inc	0.67%	Delek US Holdings Inc	-0.28%
	AVX Corp	0.53%	Pfizer Inc	-0.25%
	Cedar Fair LP	0.51%	Laboratory Corp of America Holdings	-0.17%
	Equity LifeStyle Properties Inc	0.50%	Berkshire Hathaway Inc	-0.16%

	5 Top Performers - Sectors*
		Fund	Fund Weighting	Russell 2500 Value Index
		Contribution	(Average % of Equity)	Weighting
	Consumer Discretionary	0.96%	4.80%	10.26%
	Energy	0.79%	3.88%	4.39%
	Industrials	0.78%	15.60%	13.23%
	Communication Services	0.49%	0.43%	3.24%
	Information Technology	0.44%	8.29%	8.94%

	5 Bottom Performers - Sectors*
		Fund	Fund Weighting	Russell 2500 Value Index
		Contribution	(Average % of Equity)	Weighting
	Financials	-1.23%	25.90%	23.72%
	Other**	-0.27%	4.61%	0.00%
	Utilities	-0.11%	5.01%	6.05%
	Health Care	-0.06%	3.23%	5.69%
	Consumer Staples	0.07%	7.13%	3.23%

Security contribution to performance is measured by using an algorithm that multiplies the daily performance of each security with the previous day’s ending weight in the portfolio and is gross of advisory fees. Fixed income securities and certain equity securities, such as private placements and some share classes of equity securities, are excluded.

*	Based on sector classification according to the Global Industry Classification Standard (“GICS”) codes, which are the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
**	Not a GICS classified sector.

Janus Investment Fund	3

Janus Henderson Small-Mid Cap Value Fund (unaudited)

Fund At A Glance

December 31, 2019

5 Largest Equity Holdings - (% of Net Assets)
Argo Group International Holdings Ltd
Insurance	3.2%
Hanover Insurance Group Inc
Insurance	3.1%
Washington Federal Inc
Thrifts & Mortgage Finance	2.9%
Black Hills Corp
Multi-Utilities	2.7%
WR Grace & Co
Chemicals	2.7%
14.6%

Asset Allocation - (% of Net Assets)
Common Stocks	95.4%
Repurchase Agreements	4.7%
Other	(0.1)%
100.0%

Top Country Allocations - Long Positions - (% of Investment Securities)
As of December 31, 2019	As of June 30, 2019

4	DECEMBER 31, 2019

Janus Henderson Small-Mid Cap Value Fund (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended December 31, 2019					Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Since Inception*	Total Annual Fund Operating Expenses‡	Net Annual Fund Operating Expenses‡
Class A Shares at NAV	8.37%	26.64%	9.71%	11.45%	1.91%	1.29%
Class A Shares at MOP	2.16%	19.33%	8.42%	10.63%
Class C Shares at NAV	7.93%	25.58%	8.83%	10.58%	3.30%	2.08%
Class C Shares at CDSC	6.96%	24.58%	8.83%	10.58%
Class D Shares(1)	8.51%	26.92%	9.95%	11.69%	1.45%	1.10%
Class I Shares	8.46%	26.89%	9.98%	11.77%	1.39%	1.06%
Class N Shares	8.56%	27.09%	10.00%	11.67%	1.41%	0.96%
Class S Shares	8.35%	26.90%	9.74%	11.38%	4.34%	1.46%
Class T Shares	8.41%	26.72%	9.86%	11.59%	1.51%	1.20%
Russell 2500 Value Index	7.21%	23.56%	7.18%	12.11%
Russell 3000 Value Index	8.80%	26.26%	8.20%	13.21%
Morningstar Quartile - Class I Shares	-	2nd	1st	3rd
Morningstar Ranking - based on total returns for Mid-Cap Blend Funds	-	216/429	26/397	244/355

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Net expense ratios reflect the expense waiver, if any, contractually agreed to through October 28, 2020.

This Fund has a performance-based management fee that may adjust up or down based on the Fund’s performance.

Janus Investment Fund	5

Janus Henderson Small-Mid Cap Value Fund (unaudited)

Performance

Performance may be affected by risks that include those associated with non-diversification, portfolio turnover, short sales, potential conflicts of interest, foreign and emerging markets, initial public offerings (IPOs), high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), derivatives, and commodity-linked investments. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

High absolute short-term performance is not typical and may not be achieved in the future. Such results should not be the sole basis for evaluating material facts in making an investment decision.

The Fund will normally invest at least 80% of its net assets, measured at the time of purchase, in the type of securities described by its name.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Class N Shares commenced operations on August 4, 2017. Performance shown for periods prior to August 4, 2017 reflects the historical performance of the Fund’s Class I Shares, calculated using the fees and expenses of Class N Shares, without the effect of any fee and expense limitations or waivers.

If Class N Shares of the Fund had been available during periods prior August 4, 2017, the performance shown may have been different. The performance shown for periods following the Fund’s commencement Class N Shares reflects the fees and expenses of Class N Shares, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2019 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

Effective August 1, 2019, Select Value Fund’s name changed to Small-Mid Cap Value Fund and its focus shifted from investing primarily in the common stocks of companies of any size to investing primarily in the common stocks of small- and mid-sized companies. To better reflect this strategy change, the Fund's benchmark also changed to the Russell 2500TM Value Index.

Effective August 1, 2019, Kevin Preloger and Justin Tugman are Co-Portfolio Managers of the Fund.

*The Fund’s inception date – December 15, 2011

‡ As stated in the prospectus. See Financial Highlights for actual expense ratios during the reporting period.

(1) Closed to certain new investors.

6	DECEMBER 31, 2019

Janus Henderson Small-Mid Cap Value Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/19)	Ending Account Value (12/31/19)	Expenses Paid During Period (7/1/19 - 12/31/19)†	Beginning Account Value (7/1/19)	Ending Account Value (12/31/19)	Expenses Paid During Period (7/1/19 - 12/31/19)†	Net Annualized Expense Ratio (7/1/19 - 12/31/19)
Class A Shares	$1,000.00	$1,083.70	$7.02	$1,000.00	$1,018.40	$6.80	1.34%
Class C Shares	$1,000.00	$1,079.30	$11.24	$1,000.00	$1,014.33	$10.89	2.15%
Class D Shares	$1,000.00	$1,085.10	$6.18	$1,000.00	$1,019.20	$5.99	1.18%
Class I Shares	$1,000.00	$1,084.60	$6.03	$1,000.00	$1,019.36	$5.84	1.15%
Class N Shares	$1,000.00	$1,085.60	$5.45	$1,000.00	$1,019.91	$5.28	1.04%
Class S Shares	$1,000.00	$1,083.50	$7.91	$1,000.00	$1,017.55	$7.66	1.51%
Class T Shares	$1,000.00	$1,084.10	$6.76	$1,000.00	$1,018.65	$6.55	1.29%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

Janus Investment Fund	7

Janus Henderson Small-Mid Cap Value Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Common Stocks – 95.4%
Aerospace & Defense – 1.9%
BWX Technologies Inc	19,649	$1,219,810
Banks – 10.8%
Atlantic Union Bankshares Corp	42,089	1,580,442
Bank of Hawaii Corp	12,481	1,187,692
First Horizon National Corp	98,465	1,630,580
Fulton Financial Corp	69,053	1,203,594
Prosperity Bancshares Inc	17,158	1,233,489
		6,835,797
Chemicals – 11.3%
American Vanguard Corp	25,787	502,073
Axalta Coating Systems Ltd*	31,921	970,398
Mosaic Co	54,767	1,185,158
NewMarket Corp	2,247	1,093,210
Westlake Chemical Partners LP	64,156	1,695,002
WR Grace & Co	24,550	1,714,817
		7,160,658
Commercial Services & Supplies – 5.0%
IAA Inc*	36,378	1,711,949
UniFirst Corp/MA	7,283	1,471,020
		3,182,969
Communications Equipment – 2.0%
F5 Networks Inc*	8,901	1,243,025
Containers & Packaging – 1.6%
Graphic Packaging Holding Co	59,671	993,522
Electric Utilities – 1.9%
Evergy Inc	18,250	1,187,892
Electrical Equipment – 0.5%
Encore Wire Corp	5,257	301,752
Electronic Equipment, Instruments & Components – 3.2%
Avnet Inc	38,297	1,625,325
Vishay Intertechnology Inc	17,499	372,554
		1,997,879
Energy Equipment & Services – 1.8%
Apergy Corp*	33,581	1,134,366
Equity Real Estate Investment Trusts (REITs) – 11.2%
Americold Realty Trust	28,174	987,780
Equity Commonwealth	49,767	1,633,851
Equity LifeStyle Properties Inc	21,235	1,494,732
Lamar Advertising Co	15,341	1,369,338
STAG Industrial Inc	51,302	1,619,604
		7,105,305
Food & Staples Retailing – 0.9%
Casey's General Stores Inc	3,584	569,820
Food Products – 6.0%
Cal-Maine Foods Inc	30,045	1,284,424
Lamb Weston Holdings Inc	11,308	972,827
Nomad Foods Ltd*	69,570	1,556,281
		3,813,532
Hotels, Restaurants & Leisure – 2.1%
Cedar Fair LP	23,975	1,329,174
Industrial Conglomerates – 1.2%
Carlisle Cos Inc	4,509	729,737
Insurance – 10.2%
Argo Group International Holdings Ltd	30,771	2,023,193
Axis Capital Holdings Ltd	25,420	1,510,965
First American Financial Corp	16,672	972,311
Hanover Insurance Group Inc	14,445	1,974,198
		6,480,667

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	DECEMBER 31, 2019

Janus Henderson Small-Mid Cap Value Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Common Stocks – (continued)
Machinery – 1.4%
Lincoln Electric Holdings Inc	9,139	$884,015
Multi-Utilities – 2.7%
Black Hills Corp	21,969	1,725,445
Oil, Gas & Consumable Fuels – 3.1%
Delek US Holdings Inc	25,579	857,664
Parsley Energy Inc	57,003	1,077,927
		1,935,591
Professional Services – 1.8%
Korn Ferry	26,269	1,113,806
Road & Rail – 1.4%
Ryder System Inc	16,191	879,333
Semiconductor & Semiconductor Equipment – 1.3%
MKS Instruments Inc	7,511	826,285
Software – 3.1%
CDK Global Inc	18,361	1,003,979
Citrix Systems Inc	8,781	973,813
		1,977,792
Textiles, Apparel & Luxury Goods – 2.3%
Levi Strauss & Co	33,221	640,833
Steven Madden Ltd	19,207	826,093
		1,466,926
Thrifts & Mortgage Finance – 5.0%
Washington Federal Inc	50,097	1,836,055
WSFS Financial Corp	30,701	1,350,537
		3,186,592
Trading Companies & Distributors – 1.7%
GATX Corp	13,154	1,089,809
Total Common Stocks (cost $56,165,017)		60,371,499
Repurchase Agreements – 4.7%
ING Financial Markets LLC, Joint repurchase agreement, 1.4300%, dated 12/31/19, maturing 1/2/20 to be repurchased at $3,000,238 collateralized by $2,907,935 in U.S. Treasuries 1.3750% - 4.5000%, 2/28/23 - 5/15/48 with a value of $3,060,244 (cost $3,000,000)	$3,000,000	3,000,000
Total Investments (total cost $59,165,017) – 100.1%		63,371,499
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(52,072)
Net Assets – 100%		$63,319,427

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$61,815,218	97.5%
United Kingdom	1,556,281	2.5

Total	$63,371,499	100.0%

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Small-Mid Cap Value Fund

Notes to Schedule of Investments and Other Information (unaudited)

Russell 2500TM Value Index	Russell 2500TM Value Index reflects the performance of U.S. small to mid-cap equities with lower price-to-book ratios and lower forecasted growth values.
Russell 3000® Value Index	Russell 3000® Value Index reflects the performance of U.S. equities with lower price-to-book ratios and lower forecasted growth values.

LLC	Limited Liability Company
LP	Limited Partnership

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2019. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$60,371,499	$-	$-
Repurchase Agreements	-	3,000,000	-
Total Assets	$60,371,499	$3,000,000	$-

10	DECEMBER 31, 2019

Janus Henderson Small-Mid Cap Value Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2019

See footnotes at the end of the Statement.

Assets:
Investments, at value(1)	$60,371,499
Repurchase agreements, at value(2)	3,000,000
Cash	36,859
Non-interested Trustees' deferred compensation	1,628
Receivables:
Fund shares sold	146,181
Dividends	75,471
Interest	238
Other assets	488
Total Assets	63,632,364
Liabilities:
Payables:	—
Fund shares repurchased	196,477
Professional fees	29,745
Advisory fees	25,948
Non-affiliated fund administration fees payable	21,228
Investments purchased	16,020
Transfer agent fees and expenses	11,179
Non-interested Trustees' deferred compensation fees	1,628
12b-1 Distribution and shareholder servicing fees	1,233
Custodian fees	383
Affiliated fund administration fees payable	135
Non-interested Trustees' fees and expenses	25
Accrued expenses and other payables	8,936
Total Liabilities	312,937
Net Assets	$63,319,427

See Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson Small-Mid Cap Value Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2019

Net Assets Consist of:
Capital (par value and paid-in surplus)	$57,794,340
Total distributable earnings (loss)	5,525,087
Total Net Assets	$63,319,427
Net Assets - Class A Shares	$2,463,851
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	191,463
Net Asset Value Per Share(3)	$12.87
Maximum Offering Price Per Share(4)	$13.66
Net Assets - Class C Shares	$450,904
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	36,215
Net Asset Value Per Share(3)	$12.45
Net Assets - Class D Shares	$25,933,713
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,003,062
Net Asset Value Per Share	$12.95
Net Assets - Class I Shares	$6,486,321
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	496,256
Net Asset Value Per Share	$13.07
Net Assets - Class N Shares	$2,304,148
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	178,080
Net Asset Value Per Share	$12.94
Net Assets - Class S Shares	$1,577,429
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	123,751
Net Asset Value Per Share	$12.75
Net Assets - Class T Shares	$24,103,061
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,864,372
Net Asset Value Per Share	$12.93

(1) Includes cost of $56,165,017.

(2) Includes cost of repurchase agreements of $3,000,000.

(3) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

(4) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

12	DECEMBER 31, 2019

Janus Henderson Small-Mid Cap Value Fund

Statement of Operations (unaudited)

For the period ended December 31, 2019

Investment Income:
Dividends	$773,441
Interest	24,439
Foreign tax withheld	1,284
Total Investment Income	799,164
Expenses:
Advisory fees	267,167
12b-1 Distribution and shareholder servicing fees:
Class A Shares	2,737
Class C Shares	2,110
Class S Shares	759
Transfer agent administrative fees and expenses:
Class D Shares	14,471
Class S Shares	851
Class T Shares	28,508
Transfer agent networking and omnibus fees:
Class A Shares	479
Class C Shares	196
Class I Shares	3,491
Other transfer agent fees and expenses:
Class A Shares	104
Class C Shares	22
Class D Shares	2,920
Class I Shares	154
Class N Shares	62
Class S Shares	9
Class T Shares	236
Registration fees	71,912
Non-affiliated fund administration fees	32,251
Professional fees	21,507
Shareholder reports expense	7,808
Affiliated fund administration fees	733
Non-interested Trustees’ fees and expenses	703
Custodian fees	565
Other expenses	434
Total Expenses	460,189
Less: Excess Expense Reimbursement and Waivers	(100,897)
Net Expenses	359,292
Net Investment Income/(Loss)	439,872

See Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson Small-Mid Cap Value Fund

Statement of Operations (unaudited)

For the period ended December 31, 2019

Net Realized Gain/(Loss) on Investments:
Investments	$6,621,279
Total Net Realized Gain/(Loss) on Investments	6,621,279
Change in Unrealized Net Appreciation/Depreciation:
Investments and non-interested Trustees’ deferred compensation	(2,352,321)
Total Change in Unrealized Net Appreciation/Depreciation	(2,352,321)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$4,708,830

See Notes to Financial Statements.

14	DECEMBER 31, 2019

Janus Henderson Small-Mid Cap Value Fund

Statements of Changes in Net Assets

	Period ended December 31, 2019 (unaudited)	Year ended June 30, 2019

Operations:
Net investment income/(loss)	$439,872	$695,631
Net realized gain/(loss) on investments	6,621,279	1,382,919
Change in unrealized net appreciation/depreciation	(2,352,321)	2,373,355
Net Increase/(Decrease) in Net Assets Resulting from Operations	4,708,830	4,451,905
Dividends and Distributions to Shareholders
Class A Shares	(237,848)	(71,533)
Class C Shares	(43,400)	(28,580)
Class D Shares	(2,553,240)	(2,713,335)
Class I Shares	(646,190)	(671,427)
Class N Shares	(235,713)	(220,191)
Class S Shares	(147,076)	(13,113)
Class T Shares	(2,319,707)	(3,344,817)
Net Decrease from Dividends and Distributions to Shareholders	(6,183,174)	(7,062,996)
Capital Share Transactions:
Class A Shares	468,209	1,516,020
Class C Shares	62,434	134,072
Class D Shares	2,559,298	3,005,147
Class I Shares	(827,043)	2,157,514
Class N Shares	511,629	343,299
Class S Shares	1,254,990	288,309
Class T Shares	1,442,878	(5,663,581)
Net Increase/(Decrease) from Capital Share Transactions	5,472,395	1,780,780
Net Increase/(Decrease) in Net Assets	3,998,051	(830,311)
Net Assets:
Beginning of period	59,321,376	60,151,687
End of period	$63,319,427	$59,321,376

See Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson Small-Mid Cap Value Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$13.17	$14.13	$13.71	$12.20	$12.50	$12.85
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.09	0.10	0.04	0.07	0.11	0.09
Net realized and unrealized gain/(loss)	1.00	0.65	1.12	2.15	0.35	0.31
Total from Investment Operations	1.09	0.75	1.16	2.22	0.46	0.40
Less Dividends and Distributions:
Dividends (from net investment income)	(0.11)	(0.18)	—(2)	(0.12)	(0.04)	(0.17)
Distributions (from capital gains)	(1.28)	(1.53)	(0.74)	(0.59)	(0.72)	(0.58)
Total Dividends and Distributions	(1.39)	(1.71)	(0.74)	(0.71)	(0.76)	(0.75)
Net Asset Value, End of Period	$12.87	$13.17	$14.13	$13.71	$12.20	$12.50
Total Return*	8.37%	7.46%	8.49%	18.43%	4.22%	3.21%
Net Assets, End of Period (in thousands)	$2,464	$2,055	$521	$457	$265	$95
Average Net Assets for the Period (in thousands)	$2,164	$852	$501	$351	$118	$120
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.78%	1.91%	1.55%	1.21%	1.17%	1.16%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.34%	1.31%	1.31%	1.11%	1.01%	1.03%
Ratio of Net Investment Income/(Loss)	1.42%	0.79%	0.29%	0.57%	0.96%	0.73%
Portfolio Turnover Rate	93%	40%	58%	49%	77%	54%

Class C Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$12.74	$13.73	$13.43	$12.04	$12.39	$12.72
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.04	0.02	(0.06)	(0.03)	(0.01)	(0.01)
Net realized and unrealized gain/(loss)	0.96	0.60	1.10	2.09	0.38	0.31
Total from Investment Operations	1.00	0.62	1.04	2.06	0.37	0.30
Less Dividends and Distributions:
Dividends (from net investment income)	(0.01)	(0.08)	—	(0.08)	—	(0.05)
Distributions (from capital gains)	(1.28)	(1.53)	(0.74)	(0.59)	(0.72)	(0.58)
Total Dividends and Distributions	(1.29)	(1.61)	(0.74)	(0.67)	(0.72)	(0.63)
Net Asset Value, End of Period	$12.45	$12.74	$13.73	$13.43	$12.04	$12.39
Total Return*	7.93%	6.52%	7.75%	17.34%	3.44%	2.43%
Net Assets, End of Period (in thousands)	$451	$398	$262	$352	$165	$54
Average Net Assets for the Period (in thousands)	$417	$318	$319	$244	$80	$116
Ratios to Average Net Assets**:
Ratio of Gross Expenses	3.17%	3.30%	2.38%	1.99%	1.98%	1.96%
Ratio of Net Expenses (After Waivers and Expense Offsets)	2.15%	2.09%	2.05%	1.89%	1.83%	1.83%
Ratio of Net Investment Income/(Loss)	0.63%	0.16%	(0.46)%	(0.23)%	(0.05)%	(0.05)%
Portfolio Turnover Rate	93%	40%	58%	49%	77%	54%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

See Notes to Financial Statements.

16	DECEMBER 31, 2019

Janus Henderson Small-Mid Cap Value Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$13.24	$14.19	$13.76	$12.23	$12.53	$12.88
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.11	0.16	0.08	0.10	0.14	0.12
Net realized and unrealized gain/(loss)	1.01	0.61	1.13	2.14	0.35	0.32
Total from Investment Operations	1.12	0.77	1.21	2.24	0.49	0.44
Less Dividends and Distributions:
Dividends (from net investment income)	(0.13)	(0.19)	(0.04)	(0.12)	(0.07)	(0.21)
Distributions (from capital gains)	(1.28)	(1.53)	(0.74)	(0.59)	(0.72)	(0.58)
Total Dividends and Distributions	(1.41)	(1.72)	(0.78)	(0.71)	(0.79)	(0.79)
Net Asset Value, End of Period	$12.95	$13.24	$14.19	$13.76	$12.23	$12.53
Total Return*	8.51%	7.57%	8.81%	18.60%	4.46%	3.49%
Net Assets, End of Period (in thousands)	$25,934	$23,948	$22,006	$25,384	$8,601	$6,612
Average Net Assets for the Period (in thousands)	$24,069	$22,739	$23,560	$19,932	$6,736	$6,494
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.52%	1.45%	1.19%	1.02%	1.00%	0.99%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.18%	1.10%	1.07%	0.89%	0.77%	0.80%
Ratio of Net Investment Income/(Loss)	1.57%	1.22%	0.53%	0.78%	1.14%	0.93%
Portfolio Turnover Rate	93%	40%	58%	49%	77%	54%

Class I Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$13.36	$14.21	$13.78	$12.24	$12.54	$12.90
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.10	0.16	0.10	0.12	0.14	0.13
Net realized and unrealized gain/(loss)	1.02	0.63	1.11	2.13	0.36	0.32
Total from Investment Operations	1.12	0.79	1.21	2.25	0.50	0.45
Less Dividends and Distributions:
Dividends (from net investment income)	(0.13)	(0.11)	(0.04)	(0.12)	(0.08)	(0.23)
Distributions (from capital gains)	(1.28)	(1.53)	(0.74)	(0.59)	(0.72)	(0.58)
Total Dividends and Distributions	(1.41)	(1.64)	(0.78)	(0.71)	(0.80)	(0.81)
Net Asset Value, End of Period	$13.07	$13.36	$14.21	$13.78	$12.24	$12.54
Total Return*	8.46%	7.66%	8.84%	18.66%	4.50%	3.58%
Net Assets, End of Period (in thousands)	$6,486	$7,535	$5,391	$74,413	$70,980	$70,486
Average Net Assets for the Period (in thousands)	$6,179	$6,250	$60,942	$70,351	$68,578	$71,660
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.49%	1.39%	1.08%	0.93%	0.88%	0.84%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.15%	1.06%	0.99%	0.82%	0.72%	0.71%
Ratio of Net Investment Income/(Loss)	1.48%	1.20%	0.69%	0.88%	1.19%	1.02%
Portfolio Turnover Rate	93%	40%	58%	49%	77%	54%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Small-Mid Cap Value Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year or period ended June 30	2019	2019	2018(1)
Net Asset Value, Beginning of Period	$13.24	$14.20	$14.06
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.12	0.19	0.10
Net realized and unrealized gain/(loss)	1.01	0.59	0.85
Total from Investment Operations	1.13	0.78	0.95
Less Dividends and Distributions:
Dividends (from net investment income)	(0.15)	(0.21)	(0.07)
Distributions (from capital gains)	(1.28)	(1.53)	(0.74)
Total Dividends and Distributions	(1.43)	(1.74)	(0.81)
Net Asset Value, End of Period	$12.94	$13.24	$14.20
Total Return*	8.56%	7.73%	6.77%
Net Assets, End of Period (in thousands)	$2,304	$1,852	$1,585
Average Net Assets for the Period (in thousands)	$2,003	$1,782	$1,164
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.50%	1.41%	1.12%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.04%	0.96%	0.95%
Ratio of Net Investment Income/(Loss)	1.73%	1.40%	0.76%
Portfolio Turnover Rate	93%	40%	58%

Class S Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$13.07	$14.12	$13.71	$12.21	$12.49	$12.87
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.10	0.09	0.04	0.08	0.12	0.07
Net realized and unrealized gain/(loss)	0.98	0.65	1.12	2.12	0.37	0.33
Total from Investment Operations	1.08	0.74	1.16	2.20	0.49	0.40
Less Dividends and Distributions:
Dividends (from net investment income)	(0.12)	(0.26)	(0.01)	(0.11)	(0.05)	(0.20)
Distributions (from capital gains)	(1.28)	(1.53)	(0.74)	(0.59)	(0.72)	(0.58)
Total Dividends and Distributions	(1.40)	(1.79)	(0.75)	(0.70)	(0.77)	(0.78)
Net Asset Value, End of Period	$12.75	$13.07	$14.12	$13.71	$12.21	$12.49
Total Return*	8.35%	7.51%	8.47%	18.30%	4.41%	3.18%
Net Assets, End of Period (in thousands)	$1,577	$390	$100	$82	$54	$52
Average Net Assets for the Period (in thousands)	$669	$115	$114	$74	$51	$43
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.32%	4.23%	2.17%	1.34%	1.27%	1.23%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.51%	1.29%	1.34%	1.12%	0.89%	1.10%
Ratio of Net Investment Income/(Loss)	1.58%	0.70%	0.27%	0.60%	1.02%	0.54%
Portfolio Turnover Rate	93%	40%	58%	49%	77%	54%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from August 4, 2017 (inception date) through June 30, 2018.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

18	DECEMBER 31, 2019

Janus Henderson Small-Mid Cap Value Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$13.22	$14.16	$13.76	$12.24	$12.51	$12.87
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.10	0.15	0.06	0.09	0.12	0.09
Net realized and unrealized gain/(loss)	1.00	0.61	1.13	2.14	0.37	0.33
Total from Investment Operations	1.10	0.76	1.19	2.23	0.49	0.42
Less Dividends and Distributions:
Dividends (from net investment income)	(0.11)	(0.17)	(0.05)	(0.12)	(0.04)	(0.20)
Distributions (from capital gains)	(1.28)	(1.53)	(0.74)	(0.59)	(0.72)	(0.58)
Total Dividends and Distributions	(1.39)	(1.70)	(0.79)	(0.71)	(0.76)	(0.78)
Net Asset Value, End of Period	$12.93	$13.22	$14.16	$13.76	$12.24	$12.51
Total Return*	8.41%	7.51%	8.65%	18.48%	4.43%	3.39%
Net Assets, End of Period (in thousands)	$24,103	$23,144	$30,287	$10,437	$2,125	$1,326
Average Net Assets for the Period (in thousands)	$22,552	$27,284	$22,955	$6,057	$1,593	$2,906
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.60%	1.51%	1.29%	1.10%	1.02%	1.01%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.29%	1.20%	1.19%	1.00%	0.86%	0.89%
Ratio of Net Investment Income/(Loss)	1.45%	1.14%	0.43%	0.66%	1.05%	0.72%
Portfolio Turnover Rate	93%	40%	58%	49%	77%	54%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson Small-Mid Cap Value Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Small-Mid Cap Value Fund (formerly Janus Henderson Select Value Fund) (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 47 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares. Class D Shares are closed to certain new investors.

Shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with accounting principles generally accepted in the United States of America).

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Funds have adopted an auto-conversion policy pursuant to which Class C Shares that have been held for ten years will be automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the tenth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund will rely on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares. Please contact your financial intermediary for additional information.

Class D Shares are generally no longer being made available to new investors who do not already have a direct account with the Janus Henderson funds. Class D Shares are available only to investors who hold accounts directly with the Janus Henderson funds, to immediate family members or members of the same household of an eligible individual investor, and to existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, Janus Capital Management LLC (“Janus Capital”), or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Distributors LLC dba Janus Henderson

20	DECEMBER 31, 2019

Janus Henderson Small-Mid Cap Value Fund

Notes to Financial Statements (unaudited)

Distributors (“Janus Henderson Distributors”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Janus Investment Fund	21

Janus Henderson Small-Mid Cap Value Fund

Notes to Financial Statements (unaudited)

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency

22	DECEMBER 31, 2019

Janus Henderson Small-Mid Cap Value Fund

Notes to Financial Statements (unaudited)

translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or the Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Other Investments and Strategies

Additional Investment Risk

In the aftermath of the 2007-2008 financial crisis, the financial sector experienced reduced liquidity in credit and other fixed-income markets, and an unusually high degree of volatility, both domestically and internationally. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. For example, the enactment of the Dodd-Frank Act in 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, over-the-counter derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the

Janus Investment Fund	23

Janus Henderson Small-Mid Cap Value Fund

Notes to Financial Statements (unaudited)

EU (commonly known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will conclude, or how financial markets will react.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.

The following table presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of December 31, 2019” table located in the Fund’s Schedule of Investments.

24	DECEMBER 31, 2019

Janus Henderson Small-Mid Cap Value Fund

Notes to Financial Statements (unaudited)

Offsetting of Financial Assets and Derivative Assets

Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

ING Financial Markets LLC	$3,000,000	$—	$(3,000,000)	$—

(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

All repurchase agreements are transacted under legally enforceable master repurchase agreements that give the Fund, in the event of default by the counterparty, the right to liquidate securities held and to offset receivables and payables with the counterparty. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Repurchase Agreements

The Fund and other funds advised by Janus Capital or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

3. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. The Fund’s "base" fee rate prior to any performance adjustment (expressed as an annual rate) is 0.70%.

The investment advisory fee rate is determined by calculating a base fee and applying a performance adjustment. The base fee rate is the same as the contractual investment advisory fee rate. The performance adjustment either increases or decreases the base fee depending on how well the Fund has performed relative to its benchmark index. The Fund's benchmark index used in the calculation is the Russell 2500® Value Index.

The calculation of the performance adjustment applies as follows:

Investment Advisory Fee = Base Fee Rate +/- Performance Adjustment

The investment advisory fee rate paid to Janus Capital by the Fund consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Fund’s average daily net assets during the previous month (“Base Fee Rate”), plus or minus (2) a performance-fee adjustment (“Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets based on the Fund’s relative performance compared to the cumulative investment record of its benchmark index over a 36-

Janus Investment Fund	25

Janus Henderson Small-Mid Cap Value Fund

Notes to Financial Statements (unaudited)

month performance measurement period or shorter time period, as applicable. The investment performance of the Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. No Performance Adjustment is applied unless the difference between the Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period.

The Fund’s prospectuses and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statement of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment. For the period ended December 31, 2019, the performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 0.91%.

Perkins Investment Management LLC (“Perkins”) serves as subadviser to the Fund. Perkins (together with its predecessors), has been in the investment management business since 1984 and provides day-to-day management of the Fund’s portfolio operations subject to the general oversight of Janus Capital. Janus Capital owns 100% of Perkins.

Janus Capital pays Perkins a subadvisory fee equal to 50% of the investment advisory fee paid by the Fund to Janus Capital (calculated after any applicable performance fee adjustment, fee waivers, and expense reimbursements). The subadvisory fee paid by Janus Capital to Perkins adjusts up or down based on the Fund's performance relative to the Fund's benchmark index over the performance measurement period.

Janus Capital has contractually agreed to waive the advisory fee payable by the Fund or reimburse expenses in an amount equal to the amount, if any, that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fees, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.82% of the Fund’s average daily net assets. Janus Capital has agreed to continue the waivers until at least October 28, 2020. If applicable, amounts waived and/or reimbursed to the Fund by Janus Capital are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

Janus Services LLC (“Janus Services”), a wholly-owned subsidiary of Janus Capital, is the Fund’s transfer agent. In addition, Janus Services provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Fund. Janus Services is not compensated for its services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Certain, but not all, intermediaries may charge administrative fees (such as networking and omnibus) to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to Janus Services, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between Janus Services and the Fund, Janus Services may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. Janus Capital and its affiliates benefit from an increase in assets that may result from such relationships. The Funds’ Trustees have set limits on fees that the Funds may incur with respect to administrative fees paid for omnibus or networked accounts. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

Effective July 1, 2019, the Board of Trustees of Janus Investment Fund approved a new administrative fee rate for Class D Shares detailed in the table below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

The Fund’s actual Class D administrative fee rate was 0.12% for the reporting period.

26	DECEMBER 31, 2019

Janus Henderson Small-Mid Cap Value Fund

Notes to Financial Statements (unaudited)

Prior to July 1, 2019, the Fund’s Class D Shares paid an administrative services fee at an annual rate of 0.12% of the average daily net assets of Class D Shares for shareholder services provided by Janus Services. Janus Services provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Janus Services receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. Janus Services expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. Janus Services or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to Class S Shares and Class T Shares of the Fund. Janus Services may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with Janus Capital. For all share classes, Janus Services also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Janus Services is compensated for its services related to the Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, Janus Henderson Distributors, a wholly-owned subsidiary of Janus Capital, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets, and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to Janus Henderson Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Payments under the Plan are not tied exclusively to actual 12b-1 distribution and shareholder service expenses, and the payments may exceed 12b-1 distribution and shareholder service expenses actually incurred. If any of the Fund’s actual 12b-1 distribution and shareholder service expenses incurred during a calendar year are less than the payments made during a calendar year, the Fund will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution and shareholder servicing fees” in the Statement of Operations.

Janus Capital serves as administrator to the Fund pursuant to an administration agreement between Janus Capital and the Trust. Under the administration agreement, Janus Capital is obligated to provide or arrange for the provision of certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). In addition, employees of Janus Capital and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of Janus Capital employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by Janus Capital, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services Janus Capital (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of Janus Capital and/or its affiliates, are shared with the Fund. Total compensation of $230,755 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2019. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

Janus Investment Fund	27

Janus Henderson Small-Mid Cap Value Fund

Notes to Financial Statements (unaudited)

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2019 on the Statement of Assets and Liabilities in the asset, “Non-interested Trustees’ deferred compensation,” and liability, “Non-interested Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2019 are included in “Non-interested Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $236,725 were paid by the Trust to the Trustees under the Deferred Plan during the period ended December 31, 2019.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between Janus Henderson Distributors and financial intermediaries. During the period ended December 31, 2019, Janus Henderson Distributors retained upfront sales charges of $1,575.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to Janus Henderson Distributors during the period ended December 31, 2019.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended December 31, 2019, redeeming shareholders of Class C Shares paid CDSCs of $63.

4. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2019 are noted below. The primary difference between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 59,670,574	$ 4,370,039	$ (669,114)	$ 3,700,925

28	DECEMBER 31, 2019

Janus Henderson Small-Mid Cap Value Fund

Notes to Financial Statements (unaudited)

5. Capital Share Transactions

	Period ended December 31, 2019		Year ended June 30, 2019
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	38,997	$ 522,211	124,148	$ 1,597,797
Reinvested dividends and distributions	18,611	237,848	6,404	71,533
Shares repurchased	(22,201)	(291,850)	(11,350)	(153,310)
Net Increase/(Decrease)	35,407	$ 468,209	119,202	$ 1,516,020
Class C Shares:
Shares sold	4,517	$ 57,219	15,852	$ 185,582
Reinvested dividends and distributions	3,509	43,400	2,634	28,580
Shares repurchased	(3,046)	(38,185)	(6,310)	(80,090)
Net Increase/(Decrease)	4,980	$ 62,434	12,176	$ 134,072
Class D Shares:
Shares sold	183,713	$2,497,620	307,713	$ 4,137,056
Reinvested dividends and distributions	190,918	2,455,201	239,631	2,688,654
Shares repurchased	(180,078)	(2,393,523)	(289,956)	(3,820,563)
Net Increase/(Decrease)	194,553	$2,559,298	257,388	$ 3,005,147
Class I Shares:
Shares sold	81,335	$1,135,388	186,203	$ 2,289,886
Reinvested dividends and distributions	49,783	646,190	59,313	671,427
Shares repurchased	(198,989)	(2,608,621)	(60,801)	(803,799)
Net Increase/(Decrease)	(67,871)	$ (827,043)	184,715	$ 2,157,514
Class N Shares:
Shares sold	35,630	$ 486,119	84,066	$ 1,139,745
Reinvested dividends and distributions	18,343	235,713	19,642	220,191
Shares repurchased	(15,789)	(210,203)	(75,406)	(1,016,637)
Net Increase/(Decrease)	38,184	$ 511,629	28,302	$ 343,299
Class S Shares:
Shares sold	91,580	$1,227,049	24,575	$ 313,208
Reinvested dividends and distributions	11,617	147,076	1,185	13,113
Shares repurchased	(9,261)	(119,135)	(3,008)	(38,012)
Net Increase/(Decrease)	93,936	$1,254,990	22,752	$ 288,309
Class T Shares:
Shares sold	140,853	$1,887,783	432,238	$ 5,663,451
Reinvested dividends and distributions	180,663	2,319,707	298,378	3,344,817
Shares repurchased	(208,160)	(2,764,612)	(1,118,433)	(14,671,849)
Net Increase/(Decrease)	113,356	$1,442,878	(387,817)	$(5,663,581)

6. Purchases and Sales of Investment Securities

For the period ended December 31, 2019, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$51,854,907	$ 51,467,475	$ -	$ -

7. Recent Accounting Pronouncements

The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) in August 2018. The new guidance removes, modifies and enhances the disclosures to Topic 820. For public entities, the amendments are

Janus Investment Fund	29

Janus Henderson Small-Mid Cap Value Fund

Notes to Financial Statements (unaudited)

effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. An entity is permitted, and Management has decided, to early adopt the removed and modified disclosures in these financial statements.

8. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2019 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

30	DECEMBER 31, 2019

Janus Henderson Small-Mid Cap Value Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund is required to disclose its complete holdings as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Fund shareholders. Historically, the Fund filed its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters each fiscal year on Form N-Q. The Fund’s Form N-PORT and Form N-Q filings: (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series, each of whom serves as an “independent” Trustee (the “Trustees”), oversee the management of each Portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each Fund of Janus Investment Fund (together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreements for the Janus Henderson Funds that utilize subadvisers.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Capital and the respective subadvisers in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At a meeting held on December 5, 2019, based on the Trustees’ evaluation of the information provided by Janus Capital, the subadvisers, and the independent fee consultant, as well as other information, the Trustees determined that the overall arrangements between each Janus Henderson Fund and Janus Capital and each subadviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by Janus Capital, its affiliates and the subadvisers, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund, and the subadvisory agreement for each subadvised Janus Henderson Fund, for the period from February 1, 2020 through February 1, 2021, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Janus Investment Fund	31

Janus Henderson Small-Mid Cap Value Fund

Additional Information (unaudited)

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent and quality of the services provided by Janus Capital and the subadvisers to the Janus Henderson Funds, taking into account the investment objective, strategies and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of Janus Capital and each subadviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by Janus Capital or the subadvisers, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered Janus Capital’s role as administrator to the Janus Henderson Funds, noting that Janus Capital generally, does not receive a fee for its services but is reimbursed for its out-of-pocket costs. The Trustees considered the role of Janus Capital in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that Janus Capital provides a number of different services for the Janus Henderson Funds and fund shareholders, ranging from investment management services to various other servicing functions, and that, in its view, Janus Capital is a capable provider of those services. The independent fee consultant also provided its belief that Janus Capital has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent and quality of the services provided by Janus Capital or the subadviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory and subadvisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that Janus Capital and each subadviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable funds and peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, the independent fee consultant found that the overall Janus Henderson Funds’ performance has been reasonable: for the 36 months ended September 30, 2019, approximately 69% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar, and for the 12 months ended September 30, 2019, approximately 71% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar.

The Trustees considered the performance of each Fund, noting that performance may vary by share class, and noted the following:

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

32	DECEMBER 31, 2019

Janus Henderson Small-Mid Cap Value Fund

Additional Information (unaudited)

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Developed World Bond Fund, the Trustees noted the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12

Janus Investment Fund	33

Janus Henderson Small-Mid Cap Value Fund

Additional Information (unaudited)

months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson International Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson International Small Cap Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and its limited performance history.

• For Janus Henderson International Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital and Perkins had taken or were taking to improve performance, and that the performance trend was improving

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

34	DECEMBER 31, 2019

Janus Henderson Small-Mid Cap Value Fund

Additional Information (unaudited)

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson U.S. Growth Opportunities Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital and Geneva had taken or were taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

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Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital and Intech had taken or were taking to improve performance, and that the performance trend was improving.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital and Perkins had taken or were taking to improve performance, and that the performance trend was improving.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory and subadvisory agreement(s).

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant and noted that the rate of management fees (investment advisory and any administration but excluding out-of-pocket costs) for many of the Janus Henderson Funds, after applicable waivers, was below the average management fee rate of the respective peer group of funds selected by an independent data provider. The Trustees also examined information regarding the subadvisory fees charged for subadvisory services, as applicable, noting that all such fees were paid by Janus Capital out of its management fees collected from such Janus Henderson Fund.

The independent fee consultant provided its belief that the management fees charged by Janus Capital to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by Janus Capital. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of their respective Broadridge Expense Group

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Additional Information (unaudited)

peers; and (3) and the management fees for the Janus Henderson Funds, on average, were 7% under the average management fees for their Expense Groups. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group peers and to average total expenses for its Broadridge Expense Universe.

For certain Janus Henderson Funds, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable in light of performance trends, performance histories, and existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by Janus Capital and each subadviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by Janus Capital and each subadviser to comparable separate account clients and to comparable non-affiliated funds subadvised by Janus Capital or by a subadviser (for which Janus Capital or the subadviser provides only or primarily portfolio management services). Although in most instances subadvisory and separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that Janus Capital noted that, under the terms of the management agreements with the Janus Henderson Funds, Janus Capital performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, trustee support, regulatory compliance and numerous other services, and that, in serving the Janus Henderson Funds, Janus Capital assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, they noted that the independent fee consultant found that: (1) the management fees Janus Capital charges to the Janus Henderson Funds are reasonable in relation to the management fees Janus Capital charges to funds subadvised by Janus Capital and to the fees Janus Capital charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs; and (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged to Janus Henderson subadvised fund and separate account investors; (4) 11 of 12 Janus Henderson Funds have lower management fees than similar funds subadvised by Janus Capital; and (5) six of nine Janus Henderson Funds have lower management fees than similar separate accounts managed by Janus Capital.

The Trustees considered the fees for each Fund for its fiscal year ended in 2018, and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”):

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

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Additional Information (unaudited)

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

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Additional Information (unaudited)

• For Janus Henderson Global Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable.

• For Janus Henderson International Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson International Small Cap Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for both share classes.

• For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

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Additional Information (unaudited)

• For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson U.S. Growth Opportunities Fund, that Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that, although the Fund’s expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

The Trustees reviewed information on the overall profitability to Janus Capital and its affiliates of their relationship with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses, and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to Janus Capital from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether Janus Capital and each subadviser receive adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is

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Additional Information (unaudited)

necessarily a product of the allocation methodology utilized by Janus Capital to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found that (1) the expense allocation methodology and rationales utilized by Janus Capital were reasonable and (2) no clear correlation between expense allocations and operating margins. The Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that Janus Capital’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to Janus Capital and its affiliates, as well as the fees paid by Janus Capital to the subadvisers of subadvised Janus Henderson Funds, were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees Janus Capital and the subadvisers charge to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by Janus Capital and any subadviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by Janus Capital.

Economies of Scale

The Trustees considered information about the potential for Janus Capital to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in November 2019 which provided its research and analysis into economies of scale. They also noted that, although many Janus Henderson Funds pay advisory fees at a base fixed rate as a percentage of net assets, without any breakpoints or performance fees, their independent fee consultant concluded that 64% of these Janus Henderson Funds’ share classes have contractual management fees (gross of waivers) below their Broadridge expense group averages. They also noted the following: (1) that for those Janus Henderson Funds whose expenses are being reduced by the contractual expense limitations of Janus Capital, Janus Capital is subsidizing certain of these Janus Henderson Funds because they have not reached adequate scale; (2) as the assets of some of the Janus Henderson Funds have declined in the past few years, certain Janus Henderson Funds have benefited from having advisory fee rates that have remained constant rather than increasing as assets declined; (3) performance fee structures have been implemented for various Janus Henderson Funds that have caused the effective rate of advisory fees payable by such a Janus Henderson Fund to vary depending on the investment performance of the Janus Henderson Fund relative to its benchmark index over the measurement period; and (4) a few Janus Henderson Funds have fee schedules with breakpoints and reduced fee rates above certain asset levels. The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

The Trustees also considered the independent fee consultant’s conclusion that, given the limitations of various analytical approaches to economies of scale and their conflicting results, it is difficult to analytically confirm or deny the existence of economies of scale in the Janus Henderson complex. In this regard, the independent consultant concluded that (1) to the extent there were economies of scale at Janus Capital, Janus Capital’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds which have not yet achieved those economies and (2) by setting lower fixed fees from the start on these Janus Henderson Funds, Janus Capital appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any scale economies that may exist. Further, the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at Janus Capital.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between Janus Capital and the Janus

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Additional Information (unaudited)

Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

Other Benefits to Janus Capital

The Trustees also considered benefits that accrue to Janus Capital and its affiliates and subadvisers to the Janus Henderson Funds from their relationships with the Janus Henderson Funds. They recognized that two affiliates of Janus Capital separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market funds for services provided, and that such compensation contributes to the overall profitability of Janus Capital and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered Janus Capital’s past and proposed use of commissions paid by the Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of Janus Capital and/or Janus Capital, and/or a subadviser to a Janus Henderson Fund. The Trustees concluded that Janus Capital’s and the subadvisers’ use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit each Janus Henderson Fund. The Trustees also concluded that, other than the services provided by Janus Capital and its affiliates and subadvisers pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and Janus Capital and the subadvisers may potentially benefit from their relationship with each other in other ways. They concluded that Janus Capital and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by Janus Capital and its affiliates. They also concluded that Janus Capital and/or the subadvisers benefit from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from Janus Capital’s and/or the subadvisers’ receipt of those products and services as well as research products and services acquired through commissions paid by other clients of Janus Capital and/or other clients of the subadvisers. They further concluded that the success of any Janus Henderson Fund could attract other business to Janus Capital, the subadvisers or other Janus Henderson funds, and that the success of Janus Capital and the subadvisers could enhance Janus Capital’s and the subadvisers’ ability to serve the Janus Henderson Funds.

Approval of an Amended and Restated Investment Advisory Agreement for Janus Henderson Small-Mid Cap Value Fund (formerly, Janus Henderson Select Value Fund)

Janus Capital Management LLC (“Janus Capital”) met with the Trustees, each of whom serves as an “independent” Trustee (the “Trustees”), on December 5, 2018 and March 14, 2019, to discuss the Amended and Restated Investment Advisory Agreement (the “Amended Advisory Agreement”) for Janus Henderson Small-Mid Cap Value Fund (formerly, Janus Henderson Select Value Fund) (“Small-Mid Cap Value Fund”) and other matters related to investment strategy changes to shift the market capitalization focus of Small-Mid Cap Value Fund (the “Strategy Change”). At these meetings, the Trustees discussed the Amended Advisory Agreement and the Strategy Change with their independent counsel, separately from management. During the course of the meetings, the Trustees requested and considered such information as they deemed relevant to their deliberations. At the meeting held on March 14, 2019, the Trustees, upon the recommendation of Janus Capital, voted unanimously to approve the Amended Advisory Agreement for Small-Mid Cap Value Fund, and recommended that the Amended Advisory Agreement be submitted to shareholders for approval. The Trustees also approved matters related to the Strategy Change, effective upon approval of the Amended Advisory Agreement by the Fund’s shareholders.

In determining whether to approve the Amended Advisory Agreement, the Trustees noted their most recent consideration of Small-Mid Cap Value Fund’s current advisory agreement (the “Current Advisory Agreement”) as part of the Trustees’ annual review and consideration of whether to continue the investment advisory agreement and sub-advisory agreement, as applicable, for each Janus Henderson fund, including Small-Mid Cap Value Fund (the “Annual Review”). The Trustees noted that in connection with the Annual Review: (i) the Trustees received and reviewed information provided by Janus Capital and each sub-adviser, including Perkins Investment Management LLC (“Perkins”), in response to requests of the Trustees and their independent legal counsel, and also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant; and (ii) throughout the Annual Review, the Trustees were advised by their independent legal counsel. The Trustees also noted that based on the Trustees’ evaluation of the information provided by Janus Capital, Perkins, and the independent fee consultant, as well as other information, the Trustees determined that the overall arrangements between Small-Mid Cap

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Additional Information (unaudited)

Value Fund and Janus Capital and Perkins were fair and reasonable in light of the nature, extent and quality of the services provided by Janus Capital, its affiliates and Perkins, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and the Trustees unanimously approved the continuation of the Current Advisory Agreement for another year.

In considering the Amended Advisory Agreement, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the Amended Advisory Agreement are discussed separately below.

• The Trustees determined that the terms of the Amended Advisory Agreement are substantially similar to those of the Current Advisory Agreement, which the Trustees recently reviewed as part of the Annual Review, and the material changes made to the Amended Advisory Agreement address the proposed change to the benchmark index and the description of the period used for calculating the performance fee in order to allow for continuity of the fee based on Small-Mid Cap Value Fund’s historical performance over a 36-month measurement period.

• As part of the Strategy Change, Small-Mid Cap Value Fund will focus its investments on common stocks of companies that are small- and mid-capitalization stocks. The Trustees determined that the proposed benchmark index, the Russell 2500TM Value Index, is more closely aligned with a small- and mid-cap stock focus than Small-Mid Cap Value Fund’s current benchmark index, the Russell 3000® Value Index.

• Under the Amended Advisory Agreement, the structure of the performance fee was not changing, other than to utilize a different benchmark and performance calculation period to implement the new benchmark over time, and that this structure had been implemented initially for Small-Mid Cap Value Fund based on analysis provided by the independent fee consultant. The Trustees considered the information provided by Janus Capital in this regard, and noted Janus Capital’s belief that this performance fee structure remained reasonable and appropriate for Small-Mid Cap Value Fund. The Trustees concluded that this performance fee structure was reasonable for Small-Mid Cap Value Fund as proposed, and also determined to seek further analysis from their independent fee consultant with respect to this matter. In this regard, Janus Capital agreed to consider further revisions to the proposed performance fee structure should that be needed based on the additional analysis provided.

• As part of the Strategy Change, Perkins will continue to provide sub-advisory services to Small-Mid Cap Value Fund, but will utilize new portfolio managers to implement Small-Mid Cap Value Fund’s focus on common stocks of companies that are small- and mid-capitalization stocks. In this regard, the Trustees noted the information provided by Janus Capital with respect to the qualifications and experience of the new portfolio managers implementing investment strategies similar to the one to be utilized by Small-Mid Cap Value Fund, and also noted that Perkins and the new portfolio managers provide sub-advisory services to other Janus Henderson funds the Trustees oversee.

• The information provided by Janus Capital with respect to (i) the impact of the Amended Advisory Agreement on the potential advisory fees to be paid by Small-Mid Cap Value Fund going forward; and (ii) the potential transaction costs and capital gains to be incurred by Small-Mid Cap Value Fund as part of the efforts to reposition Small-Mid Cap Value Fund’s portfolio to focus its investments on common stocks of companies that are small- and mid-capitalization stocks. In this regard, the Trustees noted that Small-Mid Cap Value Fund’s operating costs were not expected otherwise to materially change under the Amended Advisory Agreement.

• Janus Capital’s reasons for seeking to implement the Strategy Change, including Janus Capital’s belief that current marketplace demands for a small and mid-cap strategy, combined with Perkins’ experience in managing small- and mid-cap stocks, will provide greater opportunity for Small-Mid Cap Value Fund to grow over the long-term, and that the Strategy Change is designed to create asset growth through increased sales for Small-Mid Cap Value Fund, potentially resulting in increased operational efficiencies for Small-Mid Cap Value Fund.

• Janus Capital will pay the fees and expenses related to seeking shareholder approval of the Amended Advisory Agreement, including the costs related to the preparation and distribution of proxy materials, and all other costs incurred in connection with the solicitation of proxies.

After discussion, the Trustees determined that the overall arrangements between Small-Mid Cap Value Fund, Janus Capital, and Perkins under the Amended Advisory Agreement would continue to be fair and reasonable in light of the

Janus Investment Fund	43

Janus Henderson Small-Mid Cap Value Fund

Additional Information (unaudited)

nature, extent, and quality of the services expected to be provided by Janus Capital, its affiliates, and Perkins following the Strategy Change.

44	DECEMBER 31, 2019

Janus Henderson Small-Mid Cap Value Fund

Useful Information About Your Fund Report (unaudited)

Management Commentary

The Management Commentary in this report includes valuable insight as well as statistical information to help you understand how your Fund’s performance and characteristics stack up against those of comparable indices.

If the Fund invests in foreign securities, this report may include information about country exposure. Country exposure is based primarily on the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived.

Please keep in mind that the opinions expressed in the Management Commentary are just that: opinions. They are a reflection based on best judgment at the time this report was compiled, which was December 31, 2019. As the investing environment changes, so could opinions. These views are unique and are not necessarily shared by fellow employees or by Janus Henderson in general.

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of Janus Capital and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Barclays and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

Janus Investment Fund	45

Janus Henderson Small-Mid Cap Value Fund

Useful Information About Your Fund Report (unaudited)

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected. If you compare the Fund’s “Net Decrease from Dividends and Distributions” to “Reinvested Dividends and Distributions,” you will notice that dividends and distributions have little effect on the Fund’s net assets. This is because the majority of the Fund’s investors reinvest their dividends and/or distributions.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the

46	DECEMBER 31, 2019

Janus Henderson Small-Mid Cap Value Fund

Useful Information About Your Fund Report (unaudited)

total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

Janus Investment Fund	47

Janus Henderson Small-Mid Cap Value Fund

Shareholder Meeting (unaudited)

A special meeting of the shareholders of Janus Henderson Small-Mid Cap Value Fund (formerly named Janus Henderson Select Value Fund) was held on July 11, 2019 (the “meeting”). At the meeting, the following matter was voted on and approved by shareholders. Each vote and fractional vote reported represents one whole or fractional share, respectively, held on the record date for the meeting. The results of the meeting are noted below.

Proposal

Fund	Record Date Votes ($)	Number of Votes ($)
		Affirmative		Against	Abstain		BNV	Total
Janus Henderson Select Value Fund	57,465,095.146	23,663,748.552		3,514,412.233	1,903,710.799		0.000	29,081,871.583
	Percentage of Total Outstanding Votes (%)					Percentage Voted (%)
	Affirmative	Against	Abstain	BNV	Total	Affirmative	Against	Abstain	BNV	Total
	41.179	6.116	3.313	0.000	50.608	81.369	12.085	6.546	0.000	100.000

To approve an amended and restated investment advisory agreement between Janus Investment Fund (the “Trust”), on behalf of Janus Henderson Select Value Fund (the “Fund”) and Janus Capital Management (“Janus Capital” or the “Adviser”) that changes the Fund’s benchmark index from the Russell 3000® Value Index to the Russell 2500TM Value Index for purposes of calculating the performance-based investment advisory fee.

48	DECEMBER 31, 2019

Janus Henderson Small-Mid Cap Value Fund

Notes

NotesPage1

Janus Investment Fund	49

Knowledge. Shared

At Janus Henderson, we believe in the sharing of expert insight for better investment and business decisions. We call this ethos Knowledge. Shared.

Learn more by visiting janushenderson.com.

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson, Janus, Henderson, Perkins, Intech and Knowledge. Shared are trademarks of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.

Janus Henderson Distributors

125-24-93033 02-20

SEMIANNUAL REPORT December 31, 2019

Janus Henderson U.S. Managed Volatility Fund

Janus Investment Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by contacting a Janus Henderson representative. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by visiting janushenderson.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you do not invest directly with the Fund, you should contact your plan sponsor, broker-dealer, or financial intermediary, to request to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-525-3713 to let the Fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Janus Henderson mutual funds where held (i.e., all Janus Henderson mutual funds held in your account if you invest through your financial intermediary or all Janus Henderson mutual funds held with the fund complex if you invest directly with a fund).

HIGHLIGHTS • Portfolio management perspective • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson U.S. Managed Volatility Fund

Janus Henderson U.S. Managed Volatility Fund (unaudited)

FUND SNAPSHOT

This long-only, large-cap core equity fund seeks smaller drawdowns and a smoother ride over time by balancing downside mitigation with upside participation for any market environment. The Fund employs a systematic “dynamic beta” investment approach designed to adjust to changing risk environments, seeking up to 40% less volatility than the Russell 1000® Index.

Sub-advised by Intech Investment Management LLC

PERFORMANCE OVERVIEW

For the six-month period ending December 31, 2019, Janus Henderson U.S. Managed Volatility Fund returned 6.10% for its Class I Shares. This compares to the 10.59% return posted by the Russell 1000® Index, the Fund’s benchmark.

INVESTMENT STRATEGY

Intech’s mathematical investment process is designed to determine potentially more efficient equity weightings of the securities in the benchmark index, utilizing a specific mathematical optimization and disciplined rebalancing routine. Rather than trying to predict the future direction of stock prices, the process seeks to use the volatility and correlation characteristics of stocks to construct portfolios.

The investment process begins with the stocks in the Russell 1000 Index. Intech’s investment process aims to capture stocks’ natural volatility through a rebalancing mechanism based on estimates of relative volatility and correlation in order to outperform the benchmark index over the long term. Within specific risk constraints, the investment process will tend to favor stocks with higher relative volatility and lower correlation as they offer more potential to capture volatility through periodic rebalancing. Once the target proportions are determined and the portfolio is constructed, it is then rebalanced to those target proportions and re-optimized on a periodic basis. The Janus Henderson U.S. Managed Volatility Fund focuses on seeking an excess return above the benchmark, while also reducing or managing the Fund’s standard deviation depending on the market conditions, a strategy designed to manage the absolute risk of the portfolio.

PERFORMANCE REVIEW

U.S. equity markets posted strong, double-digit gains for the six-month period ending December 31, 2019. Risk-taking was generally rewarded in the strongly rising market with higher-beta stocks and pro-cyclical sectors generally outperforming their lower-beta and more defensive-oriented counterparts within the index during the period.

The Fund was negatively impacted by its overall defensive positioning in the risk on environment over the past six months. In particular, an average overweight to lower-beta stocks and underweight to higher-beta stocks was a headwind on relative performance during the period.

From a sector perspective, while an average underweight to energy contributed to relative performance given energy was the only sector to post a negative return during the period, the Fund’s overall active sector positioning was a detractor. In particular, an average underweight to information technology, which was the strongest-performing sector during the period, as well as average overweights to the defensive real estate and utilities sectors, was a headwind for relative performance.

OUTLOOK

Because Intech does not conduct traditional economic or fundamental analysis, Intech has no view on individual stocks, sectors, economic, or market conditions.

Janus Investment Fund	1

Janus Henderson U.S. Managed Volatility Fund (unaudited)

Managing downside exposure potentially allows for returns to compound and improve risk-adjusted returns over time. Over the long term, we believe that by reducing risk when market volatility increases and behaving like a core equity fund when market volatility is low, the Fund will achieve its investment objective of producing an excess return over the benchmark with lower absolute risk. Going forward, we will continue building portfolios in a disciplined and deliberate manner, with risk management remaining the hallmark of our investment process. As Intech’s ongoing research efforts yield modest improvements, we will continue implementing changes that we believe are likely to improve the long-term results for our fund shareholders.

Thank you for your investment in Janus Henderson U.S. Managed Volatility Fund.

2	DECEMBER 31, 2019

Janus Henderson U.S. Managed Volatility Fund (unaudited)

Fund At A Glance

December 31, 2019

5 Largest Equity Holdings - (% of Net Assets)
AutoZone Inc
Specialty Retail	2.0%
American Water Works Co Inc
Water Utilities	1.9%
NextEra Energy Inc
Electric Utilities	1.9%
CME Group Inc
Capital Markets	1.8%
Republic Services Inc
Commercial Services & Supplies	1.7%
9.3%

Asset Allocation - (% of Net Assets)
Common Stocks	98.7%
Investment Companies	0.9%
Investments Purchased with Cash Collateral from Securities Lending	0.4%
Other	(0.0)%
100.0%

Top Country Allocations - Long Positions - (% of Investment Securities)
As of December 31, 2019	As of June 30, 2019

Janus Investment Fund	3

Janus Henderson U.S. Managed Volatility Fund (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended December 31, 2019						Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Ten Year	Since Inception*	Total Annual Fund Operating Expenses‡
Class A Shares at NAV	5.95%	23.18%	9.61%	12.21%	7.86%	0.96%
Class A Shares at MOP	-0.11%	16.06%	8.32%	11.54%	7.40%
Class C Shares at NAV	5.57%	22.43%	8.91%	11.43%	7.10%	1.65%
Class C Shares at CDSC	4.57%	21.43%	8.91%	11.43%	7.10%
Class D Shares(1)	6.08%	23.60%	9.83%	12.39%	7.98%	0.71%
Class I Shares	6.10%	23.49%	9.93%	12.52%	8.14%	0.70%
Class N Shares	6.18%	23.76%	10.04%	12.59%	8.19%	0.56%
Class S Shares	5.92%	23.18%	9.51%	12.11%	7.71%	1.06%
Class T Shares	6.08%	23.48%	9.76%	12.33%	7.84%	0.80%
Russell 1000 Index	10.59%	31.43%	11.48%	13.54%	9.33%
Morningstar Quartile - Class I Shares	-	4th	3rd	2nd	3rd
Morningstar Ranking - based on total returns for Large Blend Funds	-	1,292/1,409	661/1,207	437/1,047	584/943

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Performance may be affected by risks that include those associated with non-diversification, portfolio turnover, short sales, potential conflicts of interest, foreign and emerging markets, initial public offerings (IPOs), high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), derivatives, and commodity-linked investments. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

4	DECEMBER 31, 2019

Janus Henderson U.S. Managed Volatility Fund (unaudited)

Performance

Intech's focus on managed volatility may keep the Fund from achieving excess returns over its index. The strategy may underperform during certain periods of up markets, and may not achieve the desired level of protection in down markets.

The Fund will normally invest at least 80% of its net assets, measured at the time of purchase, in the type of securities described by its name.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Class A Shares, Class C Shares, Class I Shares, and Class S Shares commenced operations on July 6, 2009, after the reorganization of each class of the predecessor fund into corresponding shares of the Fund. Performance shown for each class for periods prior to July 6, 2009, reflects the historical performance of each corresponding class of the predecessor fund prior to the reorganization, calculated using the fees and expenses of the corresponding class of the predecessor fund respectively, net of any applicable fee and expense limitations or waivers.

Class T Shares commenced operations on July 6, 2009. Performance shown for periods prior to July 6, 2009, reflects the historical performance of the predecessor fund’s Class I Shares, calculated using the fees and expenses of Class T Shares, without the effect of any fee and expense limitations or waivers.

Class N Shares commenced operations on October 28, 2014. Performance shown for periods prior to October 28, 2014, reflects the historical performance of the Fund’s Class I Shares, calculated using the fees and expenses of Class I Shares, net of any applicable fee and expense limitations or waivers.

Class D Shares commenced operations on December 22, 2014. Performance shown for periods prior to December 22, 2014, reflects the historical performance of the Fund’s Class I Shares, calculated using the fees and expenses of Class D Shares, without the effect of any applicable fee and expense limitations or waivers.

If each share class of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2019 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

*The predecessor Fund’s inception date – December 30, 2005

‡ As stated in the prospectus. See Financial Highlights for actual expense ratios during the reporting period.

(1) Closed to certain new investors.

Janus Investment Fund	5

Janus Henderson U.S. Managed Volatility Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/19)	Ending Account Value (12/31/19)	Expenses Paid During Period (7/1/19 - 12/31/19)†	Beginning Account Value (7/1/19)	Ending Account Value (12/31/19)	Expenses Paid During Period (7/1/19 - 12/31/19)†	Net Annualized Expense Ratio (7/1/19 - 12/31/19)
Class A Shares	$1,000.00	$1,059.50	$4.87	$1,000.00	$1,020.41	$4.77	0.94%
Class C Shares	$1,000.00	$1,055.70	$8.11	$1,000.00	$1,017.24	$7.96	1.57%
Class D Shares	$1,000.00	$1,060.80	$3.57	$1,000.00	$1,021.67	$3.51	0.69%
Class I Shares	$1,000.00	$1,061.00	$3.57	$1,000.00	$1,021.67	$3.51	0.69%
Class N Shares	$1,000.00	$1,061.80	$2.85	$1,000.00	$1,022.37	$2.80	0.55%
Class S Shares	$1,000.00	$1,059.20	$5.43	$1,000.00	$1,019.86	$5.33	1.05%
Class T Shares	$1,000.00	$1,060.80	$4.09	$1,000.00	$1,021.17	$4.01	0.79%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

6	DECEMBER 31, 2019

Janus Henderson U.S. Managed Volatility Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Common Stocks – 98.7%
Aerospace & Defense – 1.3%
Arconic Inc	162,487	$4,999,725
Boeing Co	12,530	4,081,773
Curtiss-Wright Corp	2,939	414,076
HEICO Corp	28,848	2,582,761
HEICO Corpž	7,952	907,721
L3Harris Technologies Inc	4,916	972,729
Lockheed Martin Corp	2,568	999,928
Northrop Grumman Corp	1,409	484,654
Teledyne Technologies Inc*	8,550	2,962,917
		18,406,284
Air Freight & Logistics – 0.3%
XPO Logistics Inc*	46,826	3,732,032
Airlines – 0%
Alaska Air Group Inc	9,569	648,300
Auto Components – 0.3%
Gentex Corp	132,456	3,838,575
Automobiles – 0.3%
Tesla Inc*	9,059	3,789,651
Banks – 0.6%
Bank of America Corp	15,608	549,714
Commerce Bancshares Inc/MO	17,954	1,219,795
First Citizens BancShares Inc/NC	3,277	1,744,052
JPMorgan Chase & Co	10,401	1,449,899
PNC Financial Services Group Inc	9,195	1,467,798
Truist Financial Corp	14,801	833,592
Wells Fargo & Co	24,070	1,294,966
		8,559,816
Beverages – 0.4%
Brown-Forman Corp	58,587	3,960,481
Coca-Cola Co	19,114	1,057,960
Keurig Dr Pepper Inc	4,601	133,199
PepsiCo Inc	3,644	498,025
		5,649,665
Biotechnology – 1.2%
AbbVie Inc	46,431	4,111,001
Alnylam Pharmaceuticals Inc*	23,703	2,729,875
Amgen Inc	4,286	1,033,226
Ionis Pharmaceuticals Inc*	75,469	4,559,082
Neurocrine Biosciences Inc*	29,473	3,168,053
Seattle Genetics Inc*	9,980	1,140,315
Vertex Pharmaceuticals Inc*	2,524	552,630
		17,294,182
Building Products – 0.9%
Allegion PLC	959	119,434
Armstrong World Industries Inc	64,713	6,081,081
Fortune Brands Home & Security Inc	23,636	1,544,376
Johnson Controls International plc	8,885	361,708
Lennox International Inc	136	33,180
Masco Corp	24,868	1,193,415
Owens Corning	60,852	3,962,682
		13,295,876
Capital Markets – 4.2%
Cboe Global Markets Inc	122,200	14,664,000
CME Group Inc	129,748	26,043,019
Intercontinental Exchange Inc	18,597	1,721,152
Legg Mason Inc	11,284	405,208
MarketAxess Holdings Inc	37,283	14,134,358
Morgan Stanley	10,252	524,082
MSCI Inc	8,949	2,310,453

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson U.S. Managed Volatility Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Common Stocks – (continued)
Capital Markets – (continued)
Northern Trust Corp	3,855	$409,555
S&P Global Inc	979	267,316
State Street Corp	3,915	309,677
		60,788,820
Chemicals – 1.5%
Air Products & Chemicals Inc	31,485	7,398,660
Celanese Corp	19,857	2,444,794
CF Industries Holdings Inc	15,488	739,397
Ecolab Inc	8,909	1,719,348
FMC Corp	3,122	311,638
International Flavors & Fragrances Inc	1,412	182,176
NewMarket Corp	5,133	2,497,307
PPG Industries Inc	4,916	656,237
RPM International Inc	32,464	2,491,937
Scotts Miracle-Gro Co	4,441	471,545
Sherwin-Williams Co	2,358	1,375,987
Valvoline Inc	61,623	1,319,348
		21,608,374
Commercial Services & Supplies – 2.8%
Cintas Corp	378	101,712
Copart Inc*	45,506	4,138,316
IAA Inc*	109,115	5,134,952
KAR Auction Services Inc	96,926	2,112,018
Republic Services Inc	266,582	23,893,745
Stericycle Inc*	20,342	1,298,023
Waste Management Inc	32,170	3,666,093
		40,344,859
Communications Equipment – 0.1%
Motorola Solutions Inc	11,373	1,832,645
Construction & Engineering – 0.1%
AECOM*	8,449	364,405
Jacobs Engineering Group Inc	12,457	1,119,012
		1,483,417
Construction Materials – 0.2%
Martin Marietta Materials Inc	6,188	1,730,412
Vulcan Materials Co	11,074	1,594,545
		3,324,957
Consumer Finance – 0.1%
Ally Financial Inc	3,372	103,048
Credit Acceptance Corp*	671	296,803
Synchrony Financial	10,845	390,528
		790,379
Containers & Packaging – 1.3%
AptarGroup Inc	2,758	318,880
Ball Corp	250,871	16,223,828
Crown Holdings Inc*	14,094	1,022,379
Graphic Packaging Holding Co	34,469	573,909
Packaging Corp of America	4,203	470,694
		18,609,690
Distributors – 0.2%
Pool Corp	12,300	2,612,274
Diversified Consumer Services – 1.1%
Bright Horizons Family Solutions Inc*	65,678	9,870,747
frontdoor Inc*	108,938	5,165,840
H&R Block Inc	10,715	251,588
		15,288,175
Diversified Telecommunication Services – 0.6%
AT&T Inc	118,171	4,618,123

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	DECEMBER 31, 2019

Janus Henderson U.S. Managed Volatility Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Common Stocks – (continued)
Diversified Telecommunication Services – (continued)
CenturyLink Inc	123,380	$1,629,850
Verizon Communications Inc	30,386	1,865,700
		8,113,673
Electric Utilities – 10.4%
Alliant Energy Corp	33,000	1,805,760
American Electric Power Co Inc	86,494	8,174,548
Duke Energy Corp	63,636	5,804,240
Edison International	34,762	2,621,402
Entergy Corp	125,679	15,056,344
Evergy Inc	324,687	21,133,877
Eversource Energy	121,827	10,363,823
Exelon Corp	62,099	2,831,093
FirstEnergy Corp	151,744	7,374,758
Hawaiian Electric Industries Inc	121,346	5,686,274
IDACORP Inc	6,564	701,035
NextEra Energy Inc	111,700	27,049,272
OGE Energy Corp	229,779	10,218,272
Pinnacle West Capital Corp	67,288	6,051,210
PPL Corp	48,348	1,734,726
Southern Co	169,386	10,789,888
Xcel Energy Inc	217,600	13,815,424
		151,211,946
Electrical Equipment – 0.1%
Emerson Electric Co	4,467	340,653
Hubbell Inc	6,120	904,658
Sensata Technologies Holding PLC*	6,324	340,674
		1,585,985
Electronic Equipment, Instruments & Components – 0.2%
Arrow Electronics Inc*	5,992	507,762
CDW Corp/DE	4,331	618,640
Dolby Laboratories Inc	13,831	951,573
Jabil Inc	21,708	897,192
		2,975,167
Entertainment – 1.1%
Activision Blizzard Inc	55,776	3,314,210
Live Nation Entertainment Inc*	13,586	970,991
Take-Two Interactive Software Inc*	25,367	3,105,682
Walt Disney Co	12,868	1,861,099
Zynga Inc*	1,017,632	6,227,908
		15,479,890
Equity Real Estate Investment Trusts (REITs) – 18.2%
Alexandria Real Estate Equities Inc	10,564	1,706,931
American Campus Communities Inc	8,702	409,255
American Homes 4 Rent	49,000	1,284,290
American Tower Corp	77,447	17,798,870
Americold Realty Trust	84,456	2,961,027
Apartment Investment & Management Co	111,086	5,737,592
AvalonBay Communities Inc	15,525	3,255,593
Brixmor Property Group Inc	193,918	4,190,568
Camden Property Trust	71,633	7,600,261
Crown Castle International Corp	31,896	4,534,016
CubeSmart	246,000	7,744,080
CyrusOne Inc	13,108	857,656
Digital Realty Trust Inc	12,757	1,527,523
Duke Realty Corp	88,898	3,082,094
Equinix Inc	2,596	1,515,285
Equity Commonwealth	130,514	4,284,775
Equity LifeStyle Properties Inc	228,056	16,052,862
Equity Residential	59,049	4,778,245

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson U.S. Managed Volatility Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
Essex Property Trust Inc	16,283	$4,898,903
Extra Space Storage Inc	81,653	8,624,190
Gaming and Leisure Properties Inc	74,391	3,202,533
Healthpeak Properties Inc	263,455	9,081,294
Invitation Homes Inc	144,919	4,343,222
Kimco Realty Corp	132,000	2,733,720
Lamar Advertising Co	1,958	174,771
Liberty Property Trust	6,800	408,340
Life Storage Inc	15,443	1,672,168
Medical Properties Trust Inc	508,408	10,732,493
Mid-America Apartment Communities Inc	64,584	8,516,046
National Retail Properties Inc	200,019	10,725,019
Omega Healthcare Investors Inc	279,583	11,840,340
Outfront Media Inc	8,755	234,809
Prologis Inc	13,971	1,245,375
Public Storage	27,067	5,764,188
Realty Income Corp	151,791	11,176,371
SBA Communications Corp	42,118	10,150,017
Spirit Realty Capital Inc	49,323	2,425,705
STORE Capital Corp	330,017	12,289,833
Sun Communities Inc	140,523	21,092,502
UDR Inc	71,961	3,360,579
Ventas Inc	57,328	3,310,119
VEREIT Inc	289,600	2,675,904
VICI Properties Inc	69,445	1,774,320
Weingarten Realty Investors	12,470	389,563
Welltower Inc	122,097	9,985,093
Weyerhaeuser Co	60,187	1,817,647
WP Carey Inc	113,750	9,104,550
		263,070,537
Food & Staples Retailing – 1.2%
Casey's General Stores Inc	20,179	3,208,259
Costco Wholesale Corp	11,561	3,398,009
Sysco Corp	31,992	2,736,596
US Foods Holding Corp*	18,438	772,368
Walmart Inc	60,929	7,240,802
		17,356,034
Food Products – 4.8%
Campbell Soup Co	34,998	1,729,601
Flowers Foods Inc	83,478	1,814,812
General Mills Inc	39,041	2,091,036
Hershey Co	84,656	12,442,739
Hormel Foods Corp	121,759	5,492,549
JM Smucker Co	426	44,359
Lamb Weston Holdings Inc	246,148	21,176,112
McCormick & Co Inc/MD	95,256	16,167,801
Mondelez International Inc	30,465	1,678,012
Tyson Foods Inc	78,694	7,164,302
		69,801,323
Gas Utilities – 0.6%
Atmos Energy Corp	66,173	7,402,112
UGI Corp	19,428	877,368
		8,279,480
Health Care Equipment & Supplies – 1.8%
Abbott Laboratories	24,544	2,131,892
Baxter International Inc	29,300	2,450,066
Cooper Cos Inc	5,141	1,651,752
Danaher Corp	7,687	1,179,801
Dentsply Sirona Inc	151,469	8,571,631

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

10	DECEMBER 31, 2019

Janus Henderson U.S. Managed Volatility Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
DexCom Inc*	6,771	$1,481,089
Edwards Lifesciences Corp*	8,064	1,881,251
Hologic Inc*	5,523	288,356
IDEXX Laboratories Inc*	6,683	1,745,132
Insulet Corp*	9,135	1,563,912
Medtronic PLC	14,741	1,672,366
ResMed Inc	12,009	1,861,035
STERIS PLC	1,399	213,236
		26,691,519
Health Care Providers & Services – 0.5%
Anthem Inc	923	278,774
Cardinal Health Inc	29,579	1,496,106
Chemed Corp	2,592	1,138,562
CVS Health Corp	47,444	3,524,615
Humana Inc	1,065	390,344
		6,828,401
Health Care Technology – 0%
Cerner Corp	1,743	127,919
Hotels, Restaurants & Leisure – 2.2%
Aramark	59,234	2,570,756
Chipotle Mexican Grill Inc*	5,902	4,940,623
Domino's Pizza Inc	4,335	1,273,536
Hilton Worldwide Holdings Inc	1,349	149,618
McDonald's Corp	18,593	3,674,163
Planet Fitness Inc*	2,762	206,266
Starbucks Corp	152,064	13,369,467
Wendy's Co	29,749	660,725
Yum China Holdings Inc	6,698	321,571
Yum! Brands Inc	49,243	4,960,247
		32,126,972
Household Durables – 2.6%
DR Horton Inc	51,114	2,696,264
Garmin Ltd	5,336	520,580
Leggett & Platt Inc	59,570	3,027,943
Lennar Corp	49,106	2,739,624
Mohawk Industries Inc*	2,651	361,543
Newell Brands Inc	51,576	991,291
NVR Inc*	2,663	10,141,796
PulteGroup Inc	324,224	12,579,891
Roku Inc*	17,983	2,407,924
Tempur Sealy International Inc*	5,274	459,154
Toll Brothers Inc	31,196	1,232,554
Whirlpool Corp	4,349	641,608
		37,800,172
Household Products – 1.4%
Church & Dwight Co Inc	143,755	10,111,727
Kimberly-Clark Corp	20,870	2,870,669
Procter & Gamble Co	58,066	7,252,443
		20,234,839
Independent Power and Renewable Electricity Producers – 0.9%
AES Corp/VA	620,721	12,352,348
NRG Energy Inc	5,246	208,529
Vistra Energy Corp	27,356	628,914
		13,189,791
Industrial Conglomerates – 0%
Carlisle Cos Inc	1,924	311,380
General Electric Co	36,827	410,989
		722,369

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson U.S. Managed Volatility Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Common Stocks – (continued)
Information Technology Services – 1.3%
Amdocs Ltd	11,168	$806,218
Black Knight Inc*	39,344	2,536,901
Booz Allen Hamilton Holding Corp	21,023	1,495,366
Broadridge Financial Solutions Inc	24,844	3,069,228
Euronet Worldwide Inc*	2,070	326,149
Fidelity National Information Services Inc	437	60,782
Gartner Inc*	2,715	418,382
Genpact Ltd	2,689	113,395
Global Payments Inc	22,863	4,173,869
Leidos Holdings Inc	2,235	218,784
Mastercard Inc	1,796	536,268
Okta Inc*	2,454	283,118
Western Union Co	162,667	4,356,222
		18,394,682
Insurance – 5.6%
Aflac Inc	5,927	313,538
Alleghany Corp*	1,428	1,141,786
American International Group Inc	51,706	2,654,069
Arch Capital Group Ltd*	106,190	4,554,489
Arthur J Gallagher & Co	44,315	4,220,117
Assurant Inc	37,665	4,937,128
Assured Guaranty Ltd	6,742	330,493
Axis Capital Holdings Ltd	5,361	318,658
Brown & Brown Inc	76,900	3,036,012
Chubb Ltd	3,587	558,352
Cincinnati Financial Corp	29,981	3,152,502
Erie Indemnity Co	41,996	6,971,336
Everest Re Group Ltd	6,757	1,870,608
Fidelity National Financial Inc	83,160	3,771,306
First American Financial Corp	43,224	2,520,824
Globe Life Inc	5,104	537,196
Hanover Insurance Group Inc	22,443	3,067,285
Hartford Financial Services Group Inc	70,751	4,299,538
Loews Corp	6,401	335,989
Markel Corp*	299	341,808
Old Republic International Corp	39,257	878,179
Progressive Corp	216,700	15,686,913
RenaissanceRe Holdings Ltd	35,493	6,957,338
Travelers Cos Inc	2,677	366,615
White Mountains Insurance Group Ltd	1,883	2,100,505
Willis Towers Watson PLC	1,794	362,280
WR Berkley Corp	94,585	6,535,824
		81,820,688
Interactive Media & Services – 0.1%
IAC/InterActiveCorp*	1,936	482,277
Match Group Inc*,#	9,903	813,135
		1,295,412
Internet & Direct Marketing Retail – 0%
Expedia Group Inc	3,372	364,648
Leisure Products – 0.2%
Brunswick Corp/DE	44,182	2,650,036
Machinery – 0.3%
AGCO Corp	21,553	1,664,969
Deere & Co	3,700	641,062
Nordson Corp	13,623	2,218,369
WABCO Holdings Inc*	4,406	597,013
		5,121,413
Media – 1.7%
Altice USA Inc*	69,864	1,910,082

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

12	DECEMBER 31, 2019

Janus Henderson U.S. Managed Volatility Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Common Stocks – (continued)
Media – (continued)
Cable One Inc	7,733	$11,510,339
Charter Communications Inc*	5,044	2,446,744
Comcast Corp	40,931	1,840,667
Liberty Broadband Corp*	5,071	637,678
Liberty Media Corp-Liberty SiriusXM*	55,445	2,669,122
Liberty Media Corp-Liberty SiriusXM*,ž	47,612	2,301,564
Omnicom Group Inc	2,498	202,388
Sirius XM Holdings Inc	175,548	1,255,168
		24,773,752
Metals & Mining – 0.6%
Newmont Goldcorp Corp	53,434	2,321,707
Royal Gold Inc	56,870	6,952,358
		9,274,065
Mortgage Real Estate Investment Trusts (REITs) – 1.2%
AGNC Investment Corp	141,889	2,508,598
Annaly Capital Management Inc	334,068	3,146,921
Chimera Investment Corp#	239,121	4,916,328
MFA Financial Inc	383,173	2,931,273
Starwood Property Trust Inc	63,700	1,583,582
Two Harbors Investment Corp	207,202	3,029,293
		18,115,995
Multiline Retail – 1.6%
Dollar General Corp	86,072	13,425,511
Dollar Tree Inc*	85,216	8,014,565
Target Corp	13,357	1,712,501
		23,152,577
Multi-Utilities – 5.2%
Ameren Corp	212,911	16,351,565
CenterPoint Energy Inc	32,902	897,238
CMS Energy Corp	137,007	8,609,520
Consolidated Edison Inc	136,200	12,322,014
Dominion Energy Inc	69,759	5,777,440
DTE Energy Co	76,800	9,974,016
MDU Resources Group Inc	29,784	884,883
NiSource Inc	219,276	6,104,644
Public Service Enterprise Group Inc	88,000	5,196,400
Sempra Energy	32,239	4,883,564
WEC Energy Group Inc	52,464	4,838,755
		75,840,039
Oil, Gas & Consumable Fuels – 1.3%
HollyFrontier Corp	44,977	2,280,784
Kinder Morgan Inc/DE	145,066	3,071,047
Marathon Petroleum Corp	21,221	1,278,565
PBF Energy Inc	28,162	883,442
Phillips 66	60,962	6,791,776
Valero Energy Corp	53,016	4,964,948
		19,270,562
Personal Products – 0.1%
Estee Lauder Cos Inc	4,086	843,922
Pharmaceuticals – 1.1%
Allergan PLC	2,047	391,325
Bristol-Myers Squibb Co	47,985	3,080,157
Horizon Therapeutics PLC*	8,876	321,311
Merck & Co Inc	108,076	9,829,512
Perrigo Co PLC	6,595	340,698
Zoetis Inc	13,658	1,807,636
		15,770,639
Professional Services – 0.5%
Equifax Inc	20,210	2,831,825

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson U.S. Managed Volatility Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Common Stocks – (continued)
Professional Services – (continued)
IHS Markit Ltd*	4,616	$347,816
Verisk Analytics Inc	23,600	3,524,424
		6,704,065
Real Estate Management & Development – 0%
Jones Lang LaSalle Inc	3,774	657,016
Road & Rail – 0.5%
JB Hunt Transport Services Inc	8,238	962,034
Kansas City Southern	13,932	2,133,825
Old Dominion Freight Line Inc	25,708	4,878,864
		7,974,723
Semiconductor & Semiconductor Equipment – 2.4%
Applied Materials Inc	20,508	1,251,808
Cypress Semiconductor Corp	13,666	318,828
Entegris Inc	91,528	4,584,638
First Solar Inc*	17,169	960,777
Intel Corp	24,725	1,479,791
KLA Corp	21,429	3,818,005
Lam Research Corp	12,260	3,584,824
Marvell Technology Group Ltd	335,800	8,918,848
Micron Technology Inc*	7,182	386,248
MKS Instruments Inc	3,057	336,301
Qorvo Inc*	19,247	2,237,079
QUALCOMM Inc	11,362	1,002,469
Skyworks Solutions Inc	6,373	770,368
Teradyne Inc	12,972	884,561
Universal Display Corp	20,925	4,312,015
Xilinx Inc	1,081	105,689
		34,952,249
Software – 2.2%
Alteryx Inc*	4,454	445,712
ANSYS Inc*	4,313	1,110,209
Atlassian Corp PLC*	70,705	8,508,640
Avalara Inc*	36,001	2,637,073
Cadence Design Systems Inc*	44,842	3,110,241
Citrix Systems Inc	17,766	1,970,249
Coupa Software Inc*	7,493	1,095,851
Dell Technologies Inc*	5,487	281,977
DocuSign Inc*	18,516	1,372,221
Fair Isaac Corp*	6,225	2,332,383
Fortinet Inc*	788	84,127
Palo Alto Networks Inc*	2,189	506,206
Paycom Software Inc*	2,369	627,216
ServiceNow Inc*	371	104,741
Smartsheet Inc*	9,627	432,445
Synopsys Inc*	29,123	4,053,922
Tyler Technologies Inc*	7,900	2,370,158
VMware Inc*	1,060	160,897
Zendesk Inc*	1,061	81,304
		31,285,572
Specialty Retail – 4.8%
AutoZone Inc*	24,200	28,829,702
Burlington Stores Inc*	22,143	5,049,268
CarMax Inc*	56,799	4,979,568
Carvana Co*	4,690	431,715
Home Depot Inc	4,679	1,021,800
O'Reilly Automotive Inc*	29,038	12,726,194
Ross Stores Inc	81,694	9,510,816
TJX Cos Inc	77,018	4,702,719
Tractor Supply Co	5,435	507,846

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

14	DECEMBER 31, 2019

Janus Henderson U.S. Managed Volatility Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Common Stocks – (continued)
Specialty Retail – (continued)
Ulta Beauty Inc*	4,785	$1,211,275
		68,970,903
Technology Hardware, Storage & Peripherals – 0.7%
Apple Inc	21,512	6,316,999
Western Digital Corp	50,714	3,218,818
		9,535,817
Textiles, Apparel & Luxury Goods – 1.3%
Lululemon Athletica Inc*	57,699	13,367,127
VF Corp	49,616	4,944,731
		18,311,858
Thrifts & Mortgage Finance – 0.2%
New York Community Bancorp Inc	253,807	3,050,760
Tobacco – 0.1%
Altria Group Inc	42,100	2,101,211
Trading Companies & Distributors – 0.1%
United Rentals Inc*	2,423	404,084
Watsco Inc	2,899	522,255
WW Grainger Inc	1,274	431,274
		1,357,613
Water Utilities – 2.1%
American Water Works Co Inc	227,500	27,948,375
Aqua America Inc	48,180	2,261,569
		30,209,944
Total Common Stocks (cost $1,195,582,090)		1,429,294,149
Investment Companies – 0.9%
Money Markets – 0.9%
Janus Henderson Cash Liquidity Fund LLC, 1.7210%ºº,£ (cost $13,591,629)	13,591,629	13,591,629
Investments Purchased with Cash Collateral from Securities Lending – 0.4%
Investment Companies – 0.3%
Janus Henderson Cash Collateral Fund LLC, 1.4338%ºº,£	4,560,942	4,560,942
Time Deposits – 0.1%
Canadian Imperial Bank of Commerce, 1.6000%, 1/2/20	$1,140,236	1,140,236
Total Investments Purchased with Cash Collateral from Securities Lending (cost $5,701,178)		5,701,178
Total Investments (total cost $1,214,874,897) – 100.0%		1,448,586,956
Liabilities, net of Cash, Receivables and Other Assets – (0)%		(90,851)
Net Assets – 100%		$1,448,496,105

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,439,643,350	99.4%
Australia	8,508,640	0.6
China	321,571	0.0
India	113,395	0.0

Total	$1,448,586,956	100.0%

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson U.S. Managed Volatility Fund

Schedule of Investments (unaudited)

December 31, 2019

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/19
Investment Companies - 0.9%
Money Markets - 0.9%
Janus Henderson Cash Liquidity Fund LLC, 1.7210%ºº	$135,716	$644	$57	$13,591,629
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Investment Companies - 0.3%
Janus Henderson Cash Collateral Fund LLC, 1.4338%ºº	14,595∆	-	-	4,560,942
Total Affiliated Investments - 1.2%	$150,311	$644	$57	$18,152,571

	Share Balance at 6/30/19	Purchases	Sales	Share Balance at 12/31/19
Investment Companies - 0.9%
Money Markets - 0.9%
Janus Henderson Cash Liquidity Fund LLC, 1.7210%ºº	12,264,923	85,753,726	(84,427,020)	13,591,629
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Investment Companies - 0.3%
Janus Henderson Cash Collateral Fund LLC, 1.4338%ºº	16,211,650	19,585,964	(31,236,672)	4,560,942

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

16	DECEMBER 31, 2019

Janus Henderson U.S. Managed Volatility Fund

Notes to Schedule of Investments and Other Information (unaudited)

Russell 1000® Index	Russell 1000® Index reflects the performance of U.S. large-cap equities.

LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ž	Issued by the same entity and traded on separate exchanges.

ºº	Rate shown is the 7-day yield as of December 31, 2019.

#	Loaned security; a portion of the security is on loan at December 31, 2019.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2019. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$1,429,294,149	$-	$-
Investment Companies	-	13,591,629	-
Investments Purchased with Cash Collateral from Securities Lending	-	5,701,178	-
Total Assets	$1,429,294,149	$19,292,807	$-

Janus Investment Fund	17

Janus Henderson U.S. Managed Volatility Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2019

See footnotes at the end of the Statement.

Assets:
Unaffiliated investments, at value(1)(2)	$1,430,434,385
Affiliated investments, at value(3)	18,152,571
Cash	2,609
Non-interested Trustees' deferred compensation	37,206
Receivables:
Investments sold	34,651,049
Dividends	2,757,736
Fund shares sold	1,500,806
Dividends from affiliates	19,573
Foreign tax reclaims	1,146
Other assets	14,004
Total Assets	1,487,571,085
Liabilities:
Collateral for securities loaned (Note 2)	5,701,178
Payables:	—
Investments purchased	30,882,255
Fund shares repurchased	1,263,891
Advisory fees	629,262
Transfer agent fees and expenses	280,230
12b-1 Distribution and shareholder servicing fees	38,846
Professional fees	38,446
Non-interested Trustees' deferred compensation fees	37,206
Custodian fees	3,168
Affiliated fund administration fees payable	3,146
Non-interested Trustees' fees and expenses	297
Accrued expenses and other payables	197,055
Total Liabilities	39,074,980
Net Assets	$1,448,496,105

See Notes to Financial Statements.

18	DECEMBER 31, 2019

Janus Henderson U.S. Managed Volatility Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2019

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,229,650,295
Total distributable earnings (loss)	218,845,810
Total Net Assets	$1,448,496,105
Net Assets - Class A Shares	$31,582,845
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,700,936
Net Asset Value Per Share(4)	$11.69
Maximum Offering Price Per Share(5)	$12.40
Net Assets - Class C Shares	$29,226,753
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,572,357
Net Asset Value Per Share(4)	$11.36
Net Assets - Class D Shares	$346,389,920
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	30,074,276
Net Asset Value Per Share	$11.52
Net Assets - Class I Shares	$712,857,271
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	61,081,555
Net Asset Value Per Share	$11.67
Net Assets - Class N Shares	$51,899,852
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	4,464,315
Net Asset Value Per Share	$11.63
Net Assets - Class S Shares	$30,107,078
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,578,674
Net Asset Value Per Share	$11.68
Net Assets - Class T Shares	$246,432,386
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	21,393,839
Net Asset Value Per Share	$11.52

(1) Includes cost of $1,196,722,326.

(2) Includes $5,548,828 of securities on loan. See Note 2 in Notes to Financial Statements.

(3) Includes cost of $18,152,571.

(4) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

(5) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson U.S. Managed Volatility Fund

Statement of Operations (unaudited)

For the period ended December 31, 2019

Investment Income:
Dividends	$14,922,475
Dividends from affiliates	135,716
Affiliated securities lending income, net	14,595
Other income	224
Foreign tax withheld	(3,281)
Total Investment Income	15,069,729
Expenses:
Advisory fees	3,604,039
12b-1 Distribution and shareholder servicing fees:
Class A Shares	39,104
Class C Shares	136,186
Class S Shares	37,142
Transfer agent administrative fees and expenses:
Class D Shares	206,061
Class S Shares	37,142
Class T Shares	312,473
Transfer agent networking and omnibus fees:
Class A Shares	19,319
Class C Shares	11,264
Class I Shares	509,379
Other transfer agent fees and expenses:
Class A Shares	1,196
Class C Shares	1,024
Class D Shares	27,097
Class I Shares	15,972
Class N Shares	722
Class S Shares	224
Class T Shares	1,827
Shareholder reports expense	90,633
Registration fees	89,249
Professional fees	27,652
Affiliated fund administration fees	18,019
Non-interested Trustees’ fees and expenses	17,092
Custodian fees	7,844
Other expenses	68,061
Total Expenses	5,278,721
Less: Excess Expense Reimbursement and Waivers	(11,169)
Net Expenses	5,267,552
Net Investment Income/(Loss)	9,802,177
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	32,743,597
Investments in affiliates	644
Total Net Realized Gain/(Loss) on Investments	32,744,241
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and non-interested Trustees’ deferred compensation	41,552,629
Investments in affiliates	57
Total Change in Unrealized Net Appreciation/Depreciation	41,552,686
Net Increase/(Decrease) in Net Assets Resulting from Operations	$84,099,104

See Notes to Financial Statements.

20	DECEMBER 31, 2019

Janus Henderson U.S. Managed Volatility Fund

Statements of Changes in Net Assets

	Period ended December 31, 2019 (unaudited)	Year ended June 30, 2019

Operations:
Net investment income/(loss)	$9,802,177	$17,818,967
Net realized gain/(loss) on investments	32,744,241	25,726,813
Change in unrealized net appreciation/depreciation	41,552,686	29,540,949
Net Increase/(Decrease) in Net Assets Resulting from Operations	84,099,104	73,086,729
Dividends and Distributions to Shareholders
Class A Shares	(929,662)	(1,832,573)
Class C Shares	(739,580)	(1,937,863)
Class D Shares	(11,052,762)	(23,906,675)
Class I Shares	(22,489,424)	(47,149,101)
Class N Shares	(1,712,987)	(3,484,360)
Class S Shares	(846,834)	(1,972,950)
Class T Shares	(7,688,615)	(18,226,398)
Net Decrease from Dividends and Distributions to Shareholders	(45,459,864)	(98,509,920)
Capital Share Transactions:
Class A Shares	2,042,860	5,014,295
Class C Shares	(1,080,868)	(1,592,744)
Class D Shares	(314,680)	(672,544)
Class I Shares	8,929,036	53,377,369
Class N Shares	1,952,629	4,849,336
Class S Shares	461,753	(1,895,510)
Class T Shares	(6,147,550)	(8,533,794)
Net Increase/(Decrease) from Capital Share Transactions	5,843,180	50,546,408
Net Increase/(Decrease) in Net Assets	44,482,420	25,123,217
Net Assets:
Beginning of period	1,404,013,685	1,378,890,468
End of period	$1,448,496,105	$1,404,013,685

See Notes to Financial Statements.

Janus Investment Fund	21

Janus Henderson U.S. Managed Volatility Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$11.37	$11.66	$10.41	$9.87	$9.04	$13.16
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.07	0.12	0.08	0.12	0.11	0.12
Net realized and unrealized gain/(loss)	0.60	0.39	1.73	0.60	0.75	0.38
Total from Investment Operations	0.67	0.51	1.81	0.72	0.86	0.50
Less Dividends and Distributions:
Dividends (from net investment income)	(0.06)	(0.17)	(0.40)	(0.18)	(0.03)	(0.14)
Distributions (from capital gains)	(0.29)	(0.63)	(0.16)	—	—	(4.48)
Total Dividends and Distributions	(0.35)	(0.80)	(0.56)	(0.18)	(0.03)	(4.62)
Net Asset Value, End of Period	$11.69	$11.37	$11.66	$10.41	$9.87	$9.04
Total Return*	5.95%	5.54%	17.73%	7.38%	9.54%	4.04%
Net Assets, End of Period (in thousands)	$31,583	$28,718	$24,345	$42,371	$30,628	$8,845
Average Net Assets for the Period (in thousands)	$30,942	$26,466	$26,879	$32,360	$16,493	$2,962
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.94%	0.96%	0.94%	0.92%	0.93%	1.03%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.94%	0.96%	0.94%	0.92%	0.93%	1.03%
Ratio of Net Investment Income/(Loss)	1.18%	1.07%	0.69%	1.21%	1.22%	1.17%
Portfolio Turnover Rate	34%	87%	102%	108%	72%	107%

Class C Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$11.04	$11.32	$10.16	$9.62	$8.85	$13.09
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.03	0.05	0.01	0.04	0.05	0.04
Net realized and unrealized gain/(loss)	0.58	0.39	1.68	0.59	0.73	0.37
Total from Investment Operations	0.61	0.44	1.69	0.63	0.78	0.41
Less Dividends and Distributions:
Dividends (from net investment income)	—	(0.09)	(0.37)	(0.09)	(0.01)	(0.17)
Distributions (from capital gains)	(0.29)	(0.63)	(0.16)	—	—	(4.48)
Total Dividends and Distributions	(0.29)	(0.72)	(0.53)	(0.09)	(0.01)	(4.65)
Net Asset Value, End of Period	$11.36	$11.04	$11.32	$10.16	$9.62	$8.85
Total Return*	5.57%	4.94%	16.96%	6.59%	8.87%	3.26%
Net Assets, End of Period (in thousands)	$29,227	$29,433	$31,692	$34,652	$18,116	$4,330
Average Net Assets for the Period (in thousands)	$29,042	$30,565	$32,871	$23,745	$9,583	$1,567
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.57%	1.61%	1.54%	1.67%	1.61%	1.73%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.57%	1.61%	1.54%	1.67%	1.61%	1.73%
Ratio of Net Investment Income/(Loss)	0.53%	0.41%	0.12%	0.39%	0.58%	0.41%
Portfolio Turnover Rate	34%	87%	102%	108%	72%	107%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

22	DECEMBER 31, 2019

Janus Henderson U.S. Managed Volatility Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year or period ended June 30	2019	2019	2018	2017	2016	2015(1)
Net Asset Value, Beginning of Period	$11.22	$11.52	$10.29	$9.75	$8.93	$10.10
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.08	0.15	0.11	0.19	0.12	0.03
Net realized and unrealized gain/(loss)	0.60	0.37	1.70	0.55	0.73	0.16
Total from Investment Operations	0.68	0.52	1.81	0.74	0.85	0.19
Less Dividends and Distributions:
Dividends (from net investment income)	(0.09)	(0.19)	(0.42)	(0.20)	(0.03)	—
Distributions (from capital gains)	(0.29)	(0.63)	(0.16)	—	—	(1.36)
Total Dividends and Distributions	(0.38)	(0.82)	(0.58)	(0.20)	(0.03)	(1.36)
Net Asset Value, End of Period	$11.52	$11.22	$11.52	$10.29	$9.75	$8.93
Total Return*	6.08%	5.79%	17.99%	7.67%	9.55%	1.50%
Net Assets, End of Period (in thousands)	$346,390	$337,476	$343,865	$326,401	$14,953	$3,322
Average Net Assets for the Period (in thousands)	$342,827	$335,559	$334,494	$24,628	$7,109	$2,101
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.69%	0.71%	0.69%	0.79%	0.83%	1.21%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.69%	0.71%	0.69%	0.79%	0.83%	1.11%
Ratio of Net Investment Income/(Loss)	1.41%	1.31%	0.98%	2.03%	1.30%	0.66%
Portfolio Turnover Rate	34%	87%	102%	108%	72%	107%

Class I Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$11.36	$11.65	$10.40	$9.86	$9.02	$13.25
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.08	0.15	0.11	0.14	0.13	0.16
Net realized and unrealized gain/(loss)	0.61	0.38	1.73	0.61	0.75	0.38
Total from Investment Operations	0.69	0.53	1.84	0.75	0.88	0.54
Less Dividends and Distributions:
Dividends (from net investment income)	(0.09)	(0.19)	(0.43)	(0.21)	(0.04)	(0.29)
Distributions (from capital gains)	(0.29)	(0.63)	(0.16)	—	—	(4.48)
Total Dividends and Distributions	(0.38)	(0.82)	(0.59)	(0.21)	(0.04)	(4.77)
Net Asset Value, End of Period	$11.67	$11.36	$11.65	$10.40	$9.86	$9.02
Total Return*	6.10%	5.81%	18.02%	7.76%	9.78%	4.35%
Net Assets, End of Period (in thousands)	$712,857	$685,211	$643,071	$325,847	$171,556	$101,060
Average Net Assets for the Period (in thousands)	$695,198	$674,516	$495,143	$203,913	$101,772	$61,707
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.69%	0.70%	0.68%	0.65%	0.65%	0.71%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.69%	0.70%	0.68%	0.65%	0.65%	0.71%
Ratio of Net Investment Income/(Loss)	1.41%	1.32%	0.98%	1.43%	1.42%	1.36%
Portfolio Turnover Rate	34%	87%	102%	108%	72%	107%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from December 22, 2014 (inception date) through June 30, 2015.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	23

Janus Henderson U.S. Managed Volatility Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year or period ended June 30	2019	2019	2018	2017	2016	2015(1)
Net Asset Value, Beginning of Period	$11.33	$11.62	$10.37	$9.83	$8.99	$13.03
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.09	0.16	0.12	0.16	0.14	0.11
Net realized and unrealized gain/(loss)	0.60	0.39	1.72	0.60	0.74	0.66
Total from Investment Operations	0.69	0.55	1.84	0.76	0.88	0.77
Less Dividends and Distributions:
Dividends (from net investment income)	(0.10)	(0.21)	(0.43)	(0.22)	(0.04)	(0.33)
Distributions (from capital gains)	(0.29)	(0.63)	(0.16)	—	—	(4.48)
Total Dividends and Distributions	(0.39)	(0.84)	(0.59)	(0.22)	(0.04)	(4.81)
Net Asset Value, End of Period	$11.63	$11.33	$11.62	$10.37	$9.83	$8.99
Total Return*	6.18%	6.01%	18.13%	7.87%	9.85%	6.22%
Net Assets, End of Period (in thousands)	$51,900	$48,624	$44,651	$44,318	$75,067	$74,862
Average Net Assets for the Period (in thousands)	$51,254	$48,621	$43,765	$61,477	$72,242	$53,040
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.55%	0.56%	0.54%	0.57%	0.61%	0.72%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.55%	0.56%	0.54%	0.57%	0.61%	0.72%
Ratio of Net Investment Income/(Loss)	1.55%	1.46%	1.12%	1.63%	1.49%	1.56%
Portfolio Turnover Rate	34%	87%	102%	108%	72%	107%

Class S Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$11.35	$11.63	$10.40	$9.83	$9.01	$13.27
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.06	0.11	0.07	0.15	0.08	0.11
Net realized and unrealized gain/(loss)	0.61	0.39	1.72	0.57	0.75	0.39
Total from Investment Operations	0.67	0.50	1.79	0.72	0.83	0.50
Less Dividends and Distributions:
Dividends (from net investment income)	(0.05)	(0.15)	(0.40)	(0.15)	(0.01)	(0.28)
Distributions (from capital gains)	(0.29)	(0.63)	(0.16)	—	—	(4.48)
Total Dividends and Distributions	(0.34)	(0.78)	(0.56)	(0.15)	(0.01)	(4.76)
Net Asset Value, End of Period	$11.68	$11.35	$11.63	$10.40	$9.83	$9.01
Total Return*	5.92%	5.45%	17.56%	7.40%	9.27%	3.99%
Net Assets, End of Period (in thousands)	$30,107	$28,815	$31,160	$35,264	$3,490	$12,967
Average Net Assets for the Period (in thousands)	$29,390	$29,626	$31,843	$3,882	$8,378	$2,892
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.06%	1.06%	1.04%	1.12%	1.12%	1.20%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.05%	1.05%	1.03%	1.08%	1.07%	1.18%
Ratio of Net Investment Income/(Loss)	1.05%	0.97%	0.62%	1.50%	0.88%	1.20%
Portfolio Turnover Rate	34%	87%	102%	108%	72%	107%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from October 28, 2014 (inception date) through June 30, 2015.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

24	DECEMBER 31, 2019

Janus Henderson U.S. Managed Volatility Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$11.21	$11.51	$10.28	$9.75	$8.93	$13.19
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.08	0.14	0.10	0.13	0.11	0.13
Net realized and unrealized gain/(loss)	0.60	0.37	1.71	0.59	0.74	0.38
Total from Investment Operations	0.68	0.51	1.81	0.72	0.85	0.51
Less Dividends and Distributions:
Dividends (from net investment income)	(0.08)	(0.18)	(0.42)	(0.19)	(0.03)	(0.29)
Distributions (from capital gains)	(0.29)	(0.63)	(0.16)	—	—	(4.48)
Total Dividends and Distributions	(0.37)	(0.81)	(0.58)	(0.19)	(0.03)	(4.77)
Net Asset Value, End of Period	$11.52	$11.21	$11.51	$10.28	$9.75	$8.93
Total Return*	6.08%	5.67%	17.94%	7.48%	9.55%	4.19%
Net Assets, End of Period (in thousands)	$246,432	$245,736	$260,106	$254,637	$143,193	$82,199
Average Net Assets for the Period (in thousands)	$247,284	$255,699	$258,372	$156,046	$102,987	$31,644
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.80%	0.80%	0.79%	0.82%	0.86%	0.95%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.79%	0.80%	0.78%	0.82%	0.85%	0.95%
Ratio of Net Investment Income/(Loss)	1.31%	1.23%	0.88%	1.31%	1.26%	1.27%
Portfolio Turnover Rate	34%	87%	102%	108%	72%	107%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	25

Janus Henderson U.S. Managed Volatility Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson U.S. Managed Volatility Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 47 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares. Class D Shares are closed to certain new investors.

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Funds have adopted an auto-conversion policy pursuant to which Class C Shares that have been held for ten years will be automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the tenth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund will rely on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares. Please contact your financial intermediary for additional information.

Class D Shares are generally no longer being made available to new investors who do not already have a direct account with the Janus Henderson funds. Class D Shares are available only to investors who hold accounts directly with the Janus Henderson funds, to immediate family members or members of the same household of an eligible individual investor, and to existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, Janus Capital Management LLC (“Janus Capital”), or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Distributors LLC dba Janus Henderson Distributors (“Janus Henderson Distributors”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory

26	DECEMBER 31, 2019

Janus Henderson U.S. Managed Volatility Fund

Notes to Financial Statements (unaudited)

programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service

Janus Investment Fund	27

Janus Henderson U.S. Managed Volatility Fund

Notes to Financial Statements (unaudited)

approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

28	DECEMBER 31, 2019

Janus Henderson U.S. Managed Volatility Fund

Notes to Financial Statements (unaudited)

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or the Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Other Investments and Strategies

Additional Investment Risk

In the aftermath of the 2007-2008 financial crisis, the financial sector experienced reduced liquidity in credit and other fixed-income markets, and an unusually high degree of volatility, both domestically and internationally. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. For example, the enactment of the Dodd-Frank Act in 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, over-the-counter derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (commonly known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will conclude, or how financial markets will react.

Janus Investment Fund	29

Janus Henderson U.S. Managed Volatility Fund

Notes to Financial Statements (unaudited)

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

The following table presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the Fund's Schedule of Investments.

Offsetting of Financial Assets and Derivative Assets

Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

JPMorgan Chase Bank, National Association	$5,548,828	$—	$(5,548,828)	$—

(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. Securities on loan will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other

30	DECEMBER 31, 2019

Janus Henderson U.S. Managed Volatility Fund

Notes to Financial Statements (unaudited)

collateral as permitted by the SEC. See “Securities Lending” in the “Notes to Financial Statements” for additional information.

Real Estate Investing

To the extent that real estate-related securities may be included in the Fund’s named benchmark index, Intech’s mathematical investment process may select equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. Effective December 16, 2019, JPMorgan Chase Bank, National Association replaced Deutsche Bank AG as securities lending agent for the Fund. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Non-Custodial Securities Lending Agreement. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to primarily invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of December 31, 2019, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $5,548,828. Gross amounts of recognized liabilities for securities lending

Janus Investment Fund	31

Janus Henderson U.S. Managed Volatility Fund

Notes to Financial Statements (unaudited)

(collateral received) as of December 31, 2019 is $5,701,178, resulting in the net amount due to the counterparty of $152,350.

3. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays Janus Capital Management LLC (“Janus Capital”) an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.50% of its average daily net assets.

Intech Investment Management LLC (“Intech”) serves as subadviser to the Fund. As subadviser, Intech provides day-to-day management of the investment operations of the Fund subject to the general oversight of Janus Capital. Janus Capital owns approximately 97% of Intech.

Janus Capital pays Intech a subadvisory fee rate equal to 50% of the investment advisory fee paid by the Fund to Janus Capital (net of any fee waivers and expense reimbursements).

Janus Capital has contractually agreed to waive the advisory fee payable by the Fund or reimburse expenses in an amount equal to the amount, if any, that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.65% of the Fund’s average daily net assets. Janus Capital has agreed to continue the waivers until at least October 28, 2020. If applicable, amounts waived and/or reimbursed to the Fund by Janus Capital are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

Janus Services LLC (“Janus Services”), a wholly-owned subsidiary of Janus Capital, is the Fund’s transfer agent. In addition, Janus Services provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Fund. Janus Services is not compensated for its services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Certain, but not all, intermediaries may charge administrative fees (such as networking and omnibus) to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to Janus Services, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between Janus Services and the Fund, Janus Services may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. Janus Capital and its affiliates benefit from an increase in assets that may result from such relationships. The Funds’ Trustees have set limits on fees that the Funds may incur with respect to administrative fees paid for omnibus or networked accounts. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

Effective July 1, 2019, the Board of Trustees of Janus Investment Fund approved a new administrative fee rate for Class D Shares detailed in the table below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

The Fund’s actual Class D administrative fee rate was 0.12% for the reporting period.

Prior to July 1, 2019, the Fund’s Class D Shares paid an administrative services fee at an annual rate of 0.12% of the average daily net assets of Class D Shares for shareholder services provided by Janus Services. Janus Services provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

32	DECEMBER 31, 2019

Janus Henderson U.S. Managed Volatility Fund

Notes to Financial Statements (unaudited)

Janus Services receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. Janus Services expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. Janus Services or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to Class S Shares and Class T Shares of the Fund. Janus Services may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with Janus Capital. For all share classes, Janus Services also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Janus Services is compensated for its services related to the Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, Janus Henderson Distributors, a wholly-owned subsidiary of Janus Capital, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets, and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to Janus Henderson Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Payments under the Plan are not tied exclusively to actual 12b-1 distribution and shareholder service expenses, and the payments may exceed 12b-1 distribution and shareholder service expenses actually incurred. If any of the Fund’s actual 12b-1 distribution and shareholder service expenses incurred during a calendar year are less than the payments made during a calendar year, the Fund will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution and shareholder servicing fees” in the Statement of Operations.

Janus Capital serves as administrator to the Fund pursuant to an administration agreement between Janus Capital and the Trust. Under the administration agreement, Janus Capital is obligated to provide or arrange for the provision of certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). In addition, employees of Janus Capital and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of Janus Capital employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by Janus Capital, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services Janus Capital (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of Janus Capital and/or its affiliates, are shared with the Fund. Total compensation of $230,755 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2019. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation

Janus Investment Fund	33

Janus Henderson U.S. Managed Volatility Fund

Notes to Financial Statements (unaudited)

of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2019 on the Statement of Assets and Liabilities in the asset, “Non-interested Trustees’ deferred compensation,” and liability, “Non-interested Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2019 are included in “Non-interested Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $236,725 were paid by the Trust to the Trustees under the Deferred Plan during the period ended December 31, 2019.

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2019 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between Janus Henderson Distributors and financial intermediaries. During the period ended December 31, 2019, Janus Henderson Distributors retained upfront sales charges of $4,958.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to Janus Henderson Distributors during the period ended December 31, 2019.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended December 31, 2019, redeeming shareholders of Class C Shares paid CDSCs of $342.

As of December 31, 2019, shares of the Fund were owned by affiliates of Janus Henderson Investors, and/or other funds advised by Janus Henderson, as indicated in the table below:

Class	% of Class Owned	% of Fund Owned
Class A Shares	-%	-%
Class C Shares	-	-
Class D Shares	-	-
Class I Shares	-	-
Class N Shares	59	2
Class S Shares	-	-
Class T Shares	-	-

34	DECEMBER 31, 2019

Janus Henderson U.S. Managed Volatility Fund

Notes to Financial Statements (unaudited)

In addition, other shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with accounting principles generally accepted in the United States of America).

4. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2019 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 1,214,526,143	$238,851,237	$ (4,790,424)	$ 234,060,813

Janus Investment Fund	35

Janus Henderson U.S. Managed Volatility Fund

Notes to Financial Statements (unaudited)

5. Capital Share Transactions

	Period ended December 31, 2019		Year ended June 30, 2019
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	401,332	$ 4,694,961	1,293,658	$ 14,803,036
Reinvested dividends and distributions	63,514	736,127	145,356	1,399,781
Shares repurchased	(289,333)	(3,388,228)	(1,001,541)	(11,188,522)
Net Increase/(Decrease)	175,513	$ 2,042,860	437,473	$ 5,014,295
Class C Shares:
Shares sold	153,672	$ 1,740,807	574,950	$ 6,279,949
Reinvested dividends and distributions	59,008	664,426	185,211	1,737,279
Shares repurchased	(307,372)	(3,486,101)	(891,734)	(9,609,972)
Net Increase/(Decrease)	(94,692)	$ (1,080,868)	(131,573)	$ (1,592,744)
Class D Shares:
Shares sold	517,275	$ 5,977,424	1,383,575	$ 15,498,570
Reinvested dividends and distributions	954,274	10,888,263	2,488,128	23,612,336
Shares repurchased	(1,487,004)	(17,180,367)	(3,642,707)	(39,783,450)
Net Increase/(Decrease)	(15,455)	$ (314,680)	228,996	$ (672,544)
Class I Shares:
Shares sold	5,919,875	$69,509,222	22,822,920	$259,377,563
Reinvested dividends and distributions	1,857,770	21,494,401	4,640,072	44,591,092
Shares repurchased	(7,012,499)	(82,074,587)	(22,335,478)	(250,591,286)
Net Increase/(Decrease)	765,146	$ 8,929,036	5,127,514	$ 53,377,369
Class N Shares:
Shares sold	251,377	$ 2,915,749	744,487	$ 8,689,004
Reinvested dividends and distributions	148,638	1,712,308	364,092	3,484,360
Shares repurchased	(229,125)	(2,675,428)	(656,912)	(7,324,028)
Net Increase/(Decrease)	170,890	$ 1,952,629	451,667	$ 4,849,336
Class S Shares:
Shares sold	141,019	$ 1,656,758	170,054	$ 1,902,302
Reinvested dividends and distributions	73,025	844,896	204,848	1,968,587
Shares repurchased	(174,898)	(2,039,901)	(514,820)	(5,766,399)
Net Increase/(Decrease)	39,146	$ 461,753	(139,918)	$ (1,895,510)
Class T Shares:
Shares sold	1,400,623	$16,161,608	5,529,897	$ 61,867,397
Reinvested dividends and distributions	661,528	7,554,650	1,889,137	17,927,910
Shares repurchased	(2,585,614)	(29,863,808)	(8,102,726)	(88,329,101)
Net Increase/(Decrease)	(523,463)	$ (6,147,550)	(683,692)	$ (8,533,794)

6. Purchases and Sales of Investment Securities

For the period ended December 31, 2019, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$486,478,119	$ 522,007,125	$ -	$ -

36	DECEMBER 31, 2019

Janus Henderson U.S. Managed Volatility Fund

Notes to Financial Statements (unaudited)

7. Recent Accounting Pronouncements

The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) in August 2018. The new guidance removes, modifies and enhances the disclosures to Topic 820. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. An entity is permitted, and Management has decided, to early adopt the removed and modified disclosures in these financial statements.

8. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2019 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

Janus Investment Fund	37

Janus Henderson U.S. Managed Volatility Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund is required to disclose its complete holdings as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Fund shareholders. Historically, the Fund filed its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters each fiscal year on Form N-Q. The Fund’s Form N-PORT and Form N-Q filings: (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series, each of whom serves as an “independent” Trustee (the “Trustees”), oversee the management of each Portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each Fund of Janus Investment Fund (together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreements for the Janus Henderson Funds that utilize subadvisers.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Capital and the respective subadvisers in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At a meeting held on December 5, 2019, based on the Trustees’ evaluation of the information provided by Janus Capital, the subadvisers, and the independent fee consultant, as well as other information, the Trustees determined that the overall arrangements between each Janus Henderson Fund and Janus Capital and each subadviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by Janus Capital, its affiliates and the subadvisers, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund, and the subadvisory agreement for each subadvised Janus Henderson Fund, for the period from February 1, 2020 through February 1, 2021, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

38	DECEMBER 31, 2019

Janus Henderson U.S. Managed Volatility Fund

Additional Information (unaudited)

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent and quality of the services provided by Janus Capital and the subadvisers to the Janus Henderson Funds, taking into account the investment objective, strategies and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of Janus Capital and each subadviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by Janus Capital or the subadvisers, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered Janus Capital’s role as administrator to the Janus Henderson Funds, noting that Janus Capital generally, does not receive a fee for its services but is reimbursed for its out-of-pocket costs. The Trustees considered the role of Janus Capital in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that Janus Capital provides a number of different services for the Janus Henderson Funds and fund shareholders, ranging from investment management services to various other servicing functions, and that, in its view, Janus Capital is a capable provider of those services. The independent fee consultant also provided its belief that Janus Capital has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent and quality of the services provided by Janus Capital or the subadviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory and subadvisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that Janus Capital and each subadviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable funds and peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, the independent fee consultant found that the overall Janus Henderson Funds’ performance has been reasonable: for the 36 months ended September 30, 2019, approximately 69% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar, and for the 12 months ended September 30, 2019, approximately 71% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar.

The Trustees considered the performance of each Fund, noting that performance may vary by share class, and noted the following:

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

Janus Investment Fund	39

Janus Henderson U.S. Managed Volatility Fund

Additional Information (unaudited)

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Developed World Bond Fund, the Trustees noted the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12

40	DECEMBER 31, 2019

Janus Henderson U.S. Managed Volatility Fund

Additional Information (unaudited)

months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson International Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson International Small Cap Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and its limited performance history.

• For Janus Henderson International Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital and Perkins had taken or were taking to improve performance, and that the performance trend was improving

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

Janus Investment Fund	41

Janus Henderson U.S. Managed Volatility Fund

Additional Information (unaudited)

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson U.S. Growth Opportunities Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital and Geneva had taken or were taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

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Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital and Intech had taken or were taking to improve performance, and that the performance trend was improving.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital and Perkins had taken or were taking to improve performance, and that the performance trend was improving.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory and subadvisory agreement(s).

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant and noted that the rate of management fees (investment advisory and any administration but excluding out-of-pocket costs) for many of the Janus Henderson Funds, after applicable waivers, was below the average management fee rate of the respective peer group of funds selected by an independent data provider. The Trustees also examined information regarding the subadvisory fees charged for subadvisory services, as applicable, noting that all such fees were paid by Janus Capital out of its management fees collected from such Janus Henderson Fund.

The independent fee consultant provided its belief that the management fees charged by Janus Capital to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by Janus Capital. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of their respective Broadridge Expense Group

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Additional Information (unaudited)

peers; and (3) and the management fees for the Janus Henderson Funds, on average, were 7% under the average management fees for their Expense Groups. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group peers and to average total expenses for its Broadridge Expense Universe.

For certain Janus Henderson Funds, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable in light of performance trends, performance histories, and existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by Janus Capital and each subadviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by Janus Capital and each subadviser to comparable separate account clients and to comparable non-affiliated funds subadvised by Janus Capital or by a subadviser (for which Janus Capital or the subadviser provides only or primarily portfolio management services). Although in most instances subadvisory and separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that Janus Capital noted that, under the terms of the management agreements with the Janus Henderson Funds, Janus Capital performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, trustee support, regulatory compliance and numerous other services, and that, in serving the Janus Henderson Funds, Janus Capital assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, they noted that the independent fee consultant found that: (1) the management fees Janus Capital charges to the Janus Henderson Funds are reasonable in relation to the management fees Janus Capital charges to funds subadvised by Janus Capital and to the fees Janus Capital charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs; and (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged to Janus Henderson subadvised fund and separate account investors; (4) 11 of 12 Janus Henderson Funds have lower management fees than similar funds subadvised by Janus Capital; and (5) six of nine Janus Henderson Funds have lower management fees than similar separate accounts managed by Janus Capital.

The Trustees considered the fees for each Fund for its fiscal year ended in 2018, and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”):

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

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Additional Information (unaudited)

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

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Additional Information (unaudited)

• For Janus Henderson Global Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable.

• For Janus Henderson International Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson International Small Cap Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for both share classes.

• For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

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Additional Information (unaudited)

• For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson U.S. Growth Opportunities Fund, that Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that, although the Fund’s expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

The Trustees reviewed information on the overall profitability to Janus Capital and its affiliates of their relationship with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses, and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to Janus Capital from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether Janus Capital and each subadviser receive adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is

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necessarily a product of the allocation methodology utilized by Janus Capital to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found that (1) the expense allocation methodology and rationales utilized by Janus Capital were reasonable and (2) no clear correlation between expense allocations and operating margins. The Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that Janus Capital’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to Janus Capital and its affiliates, as well as the fees paid by Janus Capital to the subadvisers of subadvised Janus Henderson Funds, were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees Janus Capital and the subadvisers charge to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by Janus Capital and any subadviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by Janus Capital.

Economies of Scale

The Trustees considered information about the potential for Janus Capital to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in November 2019 which provided its research and analysis into economies of scale. They also noted that, although many Janus Henderson Funds pay advisory fees at a base fixed rate as a percentage of net assets, without any breakpoints or performance fees, their independent fee consultant concluded that 64% of these Janus Henderson Funds’ share classes have contractual management fees (gross of waivers) below their Broadridge expense group averages. They also noted the following: (1) that for those Janus Henderson Funds whose expenses are being reduced by the contractual expense limitations of Janus Capital, Janus Capital is subsidizing certain of these Janus Henderson Funds because they have not reached adequate scale; (2) as the assets of some of the Janus Henderson Funds have declined in the past few years, certain Janus Henderson Funds have benefited from having advisory fee rates that have remained constant rather than increasing as assets declined; (3) performance fee structures have been implemented for various Janus Henderson Funds that have caused the effective rate of advisory fees payable by such a Janus Henderson Fund to vary depending on the investment performance of the Janus Henderson Fund relative to its benchmark index over the measurement period; and (4) a few Janus Henderson Funds have fee schedules with breakpoints and reduced fee rates above certain asset levels. The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

The Trustees also considered the independent fee consultant’s conclusion that, given the limitations of various analytical approaches to economies of scale and their conflicting results, it is difficult to analytically confirm or deny the existence of economies of scale in the Janus Henderson complex. In this regard, the independent consultant concluded that (1) to the extent there were economies of scale at Janus Capital, Janus Capital’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds which have not yet achieved those economies and (2) by setting lower fixed fees from the start on these Janus Henderson Funds, Janus Capital appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any scale economies that may exist. Further, the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at Janus Capital.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between Janus Capital and the Janus

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Additional Information (unaudited)

Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

Other Benefits to Janus Capital

The Trustees also considered benefits that accrue to Janus Capital and its affiliates and subadvisers to the Janus Henderson Funds from their relationships with the Janus Henderson Funds. They recognized that two affiliates of Janus Capital separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market funds for services provided, and that such compensation contributes to the overall profitability of Janus Capital and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered Janus Capital’s past and proposed use of commissions paid by the Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of Janus Capital and/or Janus Capital, and/or a subadviser to a Janus Henderson Fund. The Trustees concluded that Janus Capital’s and the subadvisers’ use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit each Janus Henderson Fund. The Trustees also concluded that, other than the services provided by Janus Capital and its affiliates and subadvisers pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and Janus Capital and the subadvisers may potentially benefit from their relationship with each other in other ways. They concluded that Janus Capital and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by Janus Capital and its affiliates. They also concluded that Janus Capital and/or the subadvisers benefit from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from Janus Capital’s and/or the subadvisers’ receipt of those products and services as well as research products and services acquired through commissions paid by other clients of Janus Capital and/or other clients of the subadvisers. They further concluded that the success of any Janus Henderson Fund could attract other business to Janus Capital, the subadvisers or other Janus Henderson funds, and that the success of Janus Capital and the subadvisers could enhance Janus Capital’s and the subadvisers’ ability to serve the Janus Henderson Funds.

Approval of an Amended and Restated Investment Advisory Agreement for Janus Henderson Small-Mid Cap Value Fund (formerly, Janus Henderson Select Value Fund)

Janus Capital Management LLC (“Janus Capital”) met with the Trustees, each of whom serves as an “independent” Trustee (the “Trustees”), on December 5, 2018 and March 14, 2019, to discuss the Amended and Restated Investment Advisory Agreement (the “Amended Advisory Agreement”) for Janus Henderson Small-Mid Cap Value Fund (formerly, Janus Henderson Select Value Fund) (“Small-Mid Cap Value Fund”) and other matters related to investment strategy changes to shift the market capitalization focus of Small-Mid Cap Value Fund (the “Strategy Change”). At these meetings, the Trustees discussed the Amended Advisory Agreement and the Strategy Change with their independent counsel, separately from management. During the course of the meetings, the Trustees requested and considered such information as they deemed relevant to their deliberations. At the meeting held on March 14, 2019, the Trustees, upon the recommendation of Janus Capital, voted unanimously to approve the Amended Advisory Agreement for Small-Mid Cap Value Fund, and recommended that the Amended Advisory Agreement be submitted to shareholders for approval. The Trustees also approved matters related to the Strategy Change, effective upon approval of the Amended Advisory Agreement by the Fund’s shareholders.

In determining whether to approve the Amended Advisory Agreement, the Trustees noted their most recent consideration of Small-Mid Cap Value Fund’s current advisory agreement (the “Current Advisory Agreement”) as part of the Trustees’ annual review and consideration of whether to continue the investment advisory agreement and sub-advisory agreement, as applicable, for each Janus Henderson fund, including Small-Mid Cap Value Fund (the “Annual Review”). The Trustees noted that in connection with the Annual Review: (i) the Trustees received and reviewed information provided by Janus Capital and each sub-adviser, including Perkins Investment Management LLC (“Perkins”), in response to requests of the Trustees and their independent legal counsel, and also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant; and (ii) throughout the Annual Review, the Trustees were advised by their independent legal counsel. The Trustees also noted that based on the Trustees’ evaluation of the information provided by Janus Capital, Perkins, and the independent fee consultant, as well as other information, the Trustees determined that the overall arrangements between Small-Mid Cap

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Value Fund and Janus Capital and Perkins were fair and reasonable in light of the nature, extent and quality of the services provided by Janus Capital, its affiliates and Perkins, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and the Trustees unanimously approved the continuation of the Current Advisory Agreement for another year.

In considering the Amended Advisory Agreement, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the Amended Advisory Agreement are discussed separately below.

• The Trustees determined that the terms of the Amended Advisory Agreement are substantially similar to those of the Current Advisory Agreement, which the Trustees recently reviewed as part of the Annual Review, and the material changes made to the Amended Advisory Agreement address the proposed change to the benchmark index and the description of the period used for calculating the performance fee in order to allow for continuity of the fee based on Small-Mid Cap Value Fund’s historical performance over a 36-month measurement period.

• As part of the Strategy Change, Small-Mid Cap Value Fund will focus its investments on common stocks of companies that are small- and mid-capitalization stocks. The Trustees determined that the proposed benchmark index, the Russell 2500TM Value Index, is more closely aligned with a small- and mid-cap stock focus than Small-Mid Cap Value Fund’s current benchmark index, the Russell 3000® Value Index.

• Under the Amended Advisory Agreement, the structure of the performance fee was not changing, other than to utilize a different benchmark and performance calculation period to implement the new benchmark over time, and that this structure had been implemented initially for Small-Mid Cap Value Fund based on analysis provided by the independent fee consultant. The Trustees considered the information provided by Janus Capital in this regard, and noted Janus Capital’s belief that this performance fee structure remained reasonable and appropriate for Small-Mid Cap Value Fund. The Trustees concluded that this performance fee structure was reasonable for Small-Mid Cap Value Fund as proposed, and also determined to seek further analysis from their independent fee consultant with respect to this matter. In this regard, Janus Capital agreed to consider further revisions to the proposed performance fee structure should that be needed based on the additional analysis provided.

• As part of the Strategy Change, Perkins will continue to provide sub-advisory services to Small-Mid Cap Value Fund, but will utilize new portfolio managers to implement Small-Mid Cap Value Fund’s focus on common stocks of companies that are small- and mid-capitalization stocks. In this regard, the Trustees noted the information provided by Janus Capital with respect to the qualifications and experience of the new portfolio managers implementing investment strategies similar to the one to be utilized by Small-Mid Cap Value Fund, and also noted that Perkins and the new portfolio managers provide sub-advisory services to other Janus Henderson funds the Trustees oversee.

• The information provided by Janus Capital with respect to (i) the impact of the Amended Advisory Agreement on the potential advisory fees to be paid by Small-Mid Cap Value Fund going forward; and (ii) the potential transaction costs and capital gains to be incurred by Small-Mid Cap Value Fund as part of the efforts to reposition Small-Mid Cap Value Fund’s portfolio to focus its investments on common stocks of companies that are small- and mid-capitalization stocks. In this regard, the Trustees noted that Small-Mid Cap Value Fund’s operating costs were not expected otherwise to materially change under the Amended Advisory Agreement.

• Janus Capital’s reasons for seeking to implement the Strategy Change, including Janus Capital’s belief that current marketplace demands for a small and mid-cap strategy, combined with Perkins’ experience in managing small- and mid-cap stocks, will provide greater opportunity for Small-Mid Cap Value Fund to grow over the long-term, and that the Strategy Change is designed to create asset growth through increased sales for Small-Mid Cap Value Fund, potentially resulting in increased operational efficiencies for Small-Mid Cap Value Fund.

• Janus Capital will pay the fees and expenses related to seeking shareholder approval of the Amended Advisory Agreement, including the costs related to the preparation and distribution of proxy materials, and all other costs incurred in connection with the solicitation of proxies.

After discussion, the Trustees determined that the overall arrangements between Small-Mid Cap Value Fund, Janus Capital, and Perkins under the Amended Advisory Agreement would continue to be fair and reasonable in light of the

50	DECEMBER 31, 2019

Janus Henderson U.S. Managed Volatility Fund

Additional Information (unaudited)

nature, extent, and quality of the services expected to be provided by Janus Capital, its affiliates, and Perkins following the Strategy Change.

Janus Investment Fund	51

Janus Henderson U.S. Managed Volatility Fund

Useful Information About Your Fund Report (unaudited)

Management Commentary

The Management Commentary in this report includes valuable insight as well as statistical information to help you understand how your Fund’s performance and characteristics stack up against those of comparable indices.

If the Fund invests in foreign securities, this report may include information about country exposure. Country exposure is based primarily on the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived.

Please keep in mind that the opinions expressed in the Management Commentary are just that: opinions. They are a reflection based on best judgment at the time this report was compiled, which was December 31, 2019. As the investing environment changes, so could opinions. These views are unique and are not necessarily shared by fellow employees or by Janus Henderson in general.

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of Janus Capital and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Barclays and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

52	DECEMBER 31, 2019

Janus Henderson U.S. Managed Volatility Fund

Useful Information About Your Fund Report (unaudited)

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected. If you compare the Fund’s “Net Decrease from Dividends and Distributions” to “Reinvested Dividends and Distributions,” you will notice that dividends and distributions have little effect on the Fund’s net assets. This is because the majority of the Fund’s investors reinvest their dividends and/or distributions.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the

Janus Investment Fund	53

Janus Henderson U.S. Managed Volatility Fund

Useful Information About Your Fund Report (unaudited)

total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

54	DECEMBER 31, 2019

Janus Henderson U.S. Managed Volatility Fund

Notes

NotesPage1

Janus Investment Fund	55

Janus Henderson U.S. Managed Volatility Fund

Notes

NotesPage2

56	DECEMBER 31, 2019

Janus Henderson U.S. Managed Volatility Fund

Notes

NotesPage3

Janus Investment Fund	57

Knowledge. Shared

At Janus Henderson, we believe in the sharing of expert insight for better investment and business decisions. We call this ethos Knowledge. Shared.

Learn more by visiting janushenderson.com.

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson, Janus, Henderson, Perkins, Intech and Knowledge. Shared are trademarks of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.

Janus Henderson Distributors

125-24-93016 02-20

SEMIANNUAL REPORT December 31, 2019

Janus Henderson Value Plus Income Fund

Janus Investment Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by contacting a Janus Henderson representative. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by visiting janushenderson.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you do not invest directly with the Fund, you should contact your plan sponsor, broker-dealer, or financial intermediary, to request to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-525-3713 to let the Fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Janus Henderson mutual funds where held (i.e., all Janus Henderson mutual funds held in your account if you invest through your financial intermediary or all Janus Henderson mutual funds held with the fund complex if you invest directly with a fund).

HIGHLIGHTS • Portfolio management perspective • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Value Plus Income Fund

Janus Henderson Value Plus Income Fund (unaudited)

FUND SNAPSHOT

We believe actively allocating across best ideas in domestic fixed income sectors and defensive, high-quality equities provides the potential for consistent monthly income and equity market participation with lower volatility.

Seth Meyer co-portfolio manager	John Kerschner co-portfolio manager	John Lloyd co-portfolio manager	Ted Thome co-portfolio manager	Alec Perkins co-portfolio manager

PERFORMANCE REVIEW

For the six-month period ending December 31, 2019, the Janus Henderson Value Plus Income Fund’s Class I Shares returned 5.84%, while the Fund’s primary benchmark, the Russell 1000® Value Index, returned 8.86%. Its hypothetical internally calculated benchmark, the Value Income Index, which combines the total returns from the Russell 1000 Value Index (40%) and the Bloomberg Barclays U.S. Aggregate Bond Index (60%), returned 5.05%. The Fund’s secondary benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, returned 2.45% during the period.

MARKET ENVIRONMENT

Recession fears gripped the market in the first half of the period but faded as central banks around the world shifted to accommodative monetary policy and continued easing throughout 2019. The market largely ignored headwinds stemming from trade policy uncertainty, political dysfunction and geopolitical risks. Equities climbed despite a deceleration of earnings growth, an intra-period inversion of the yield curve, softer macroeconomic data, negative interest rates around the globe and the looming U.S. presidential election.

Late in the period, a preliminary trade deal with China, increased clarity on Brexit and strong employment numbers provided additional optimism. There was a rotation from growth to value intra-period, and the market embraced a risk-on environment toward year-end, led by cyclical stocks and higher-beta equities. The U.S. Treasury curve steepened, with the 10-year bond yield closing December at 1.92%, down from 2.01% in June. Corporate credit generated strong performance, with investment grade outperforming high yield.

Geopolitical issues have remained at the forefront over the period, and despite the advancement in stock prices, we believe risks have increased, particularly with many positive catalysts behind us.

PERFORMANCE DISCUSSION

The Janus Henderson Value Plus Income Fund’s equity sleeve outperformed the Russell 1000 Value Index during the six-month period. Stock selection in materials, industrials and consumer discretionary contributed to relative performance. Our stock selection and underweight in energy – the worst-performing sector for the index over the period – aided relative returns. Our underweights and stock selection in communication services and financials were the largest detractors to relative returns at the sector level. In financials, there was a market rotation into banks from more defensive, less asset-sensitive industries such as insurance, and our more defensive orientation hurt relative performance. We were overweight health care, which detracted from relative returns.

The Fund’s fixed income sleeve outperformed the Bloomberg Barclays U.S. Aggregate Bond Index during the six-month period. Overall, our asset allocation and our spread carry (a measure of excess income generated by the Fund’s holdings) drove the sleeve’s outperformance. The Fund’s out-of-index exposure to high-yield corporate credit and our material underweight to Treasuries contributed to relative performance amid the risk-on environment. Our investment-grade corporate holdings detracted on a relative basis, largely due to our underweight positioning.

DERIVATIVES USAGE

The Fund may use derivatives for various investment purposes, such as to manage or hedge portfolio risk, enhance return or manage duration. During the period, the Fund’s fixed income sleeve used index credit default swaps “CDX” to gain broad high-yield market exposure,

Janus Investment Fund	1

Janus Henderson Value Plus Income Fund (unaudited)

forward foreign currency exchange contracts to hedge currency exposure back to the U.S. dollar and interest rate futures to efficiently express our view on the U.S. Treasury market. During the period, our use of derivatives detracted from relative results. Please see the Derivative Instruments section in the “Notes to Financial Statements” for a discussion of derivatives used by the Fund.

EQUITY CONTRIBUTORS

Lamb Weston, in the consumer staples sector, was the top absolute contributor for the equity sleeve. We initiated a new position in the frozen-potato products company during the period, as we believe the stock trades at a reasonable valuation given its earnings consistency.

MKS Instruments, in the technology sector, develops, manufactures and supplies instruments and components used to control and analyze gases in semiconductor and similar industrial manufacturing processes. The company’s stock price surged during the period, benefiting from the strength of the semiconductor industry. We trimmed the position on strength.

EQUITY DETRACTORS

Public Storage Inc. is a real estate investment trust (REIT) specializing in self-storage services. The stock suffered as the company reported disappointing same-store income growth figures. Given its undemanding valuation and defensive business model, we view the reward-to-risk favorably and added to the position. We continue to overweight REITs, which we believe should benefit in a low-interest-rate environment.

Cadence Bancorp is a regional financial holding company headquartered in Houston, Texas. Earnings were lower than anticipated during the period, and it disclosed higher-than-expected loan losses. We added to the position over the period.

FIXED INCOME RELATIVE CONTRIBUTORS AND DETRACTORS

The sleeve’s plus sectors, including higher-yielding debt instruments, are used in support of our goal to generate income. Our out-of-index allocation to high-yield corporate bonds and bank loans were among the top contributors as they outperformed many benchmark constituents.

The sleeve’s core sectors – including Treasuries, investment-grade corporate credit and agency mortgage-backed securities (MBS) – are utilized in an effort to dampen the volatility of the equity sleeve and our plus-sector positioning. Despite generating positive performance, our investment-grade corporate holdings ultimately detracted on a relative basis, largely due to our material underweight.

OUTLOOK AND POSITIONING

With the advance in stock prices, we are relatively cautious on equities. Now that several positive catalysts are behind us, trade resolutions are still underway and the U.S. presidential election lies ahead, in our view, risks have increased along with valuations. We therefore believe our current bias to fixed income securities is consistent with our objective of providing a defensive core allocation.

In the fixed income sleeve, we are also mindful of valuations. Yields over Treasuries are tight relative to historical averages in most credit sectors, and to see significant tightening from here would, in our view, require above-trend economic growth. However, the economy has only recently stabilized, and headwinds remain, leading us to believe that a more conservative economic outlook is prudent. With credit, and high yield in particular, likely to remain suspended between concerns about U.S. economic weakness and expensive valuations on the one hand and demand for yield on the other, we are focused on identifying steady and diversified sources of income with the potential to withstand volatility. We remain particularly optimistic on the strength of the U.S. consumer, as we have seen no signs of weakness, and we continue to think high-quality, consumer-related markets such as asset-backed securities, agency MBS and bank loans can offer attractive yields and help diversify corporate exposure.

2	DECEMBER 31, 2019

Janus Henderson Value Plus Income Fund (unaudited)

Similarly, in the equity sleeve, we are mindful that equity valuations suggest the market anticipates continued economic growth, likely at an accelerated rate from last year, but that the potential for deceleration of economic activity remains. Our focus on defense first, by emphasizing what we believe are high-quality stocks, should position the equity sleeve well to absorb any volatility shocks stemming from both known and unknown risks. And, as always, we stand ready to take advantage of volatility to buy what we believe to be high-quality companies trading at a discount. We would expect the sleeve to lag in an environment where deep cyclicals with highly levered balance sheets and volatile earnings do well. However, the earnings of those types of companies, and ultimately their stock prices, would seem to be most at risk if the economy weakens.

Thank you for your investment in the Janus Henderson Value Plus Income Fund.

Janus Investment Fund	3

Janus Henderson Value Plus Income Fund (unaudited)

Fund At A Glance

December 31, 2019

	5 Top Performers - Holdings		5 Bottom Performers - Holdings
		Contribution		Contribution
	Lamb Weston Holdings Inc	0.61%	Occidental Petroleum Corp	-0.21%
	AVX Corp	0.61%	Oracle Corp	-0.17%
	Humana Inc	0.59%	Public Storage	-0.16%
	MKS Instruments Inc	0.54%	Royal Dutch Shell PLC	-0.14%
	Citizens Financial Group Inc	0.44%	Pfizer Inc	-0.11%

	5 Top Performers - Sectors*
		Fund	Fund Weighting	Russell 1000 Value Index
		Contribution	(Average % of Equity)	Weighting
	Materials	0.59%	4.03%	4.30%
	Other**	0.54%	-1.04%	0.00%
	Industrials	0.53%	8.14%	9.56%
	Consumer Discretionary	0.53%	1.21%	5.99%
	Energy	0.33%	8.06%	8.42%

	5 Bottom Performers - Sectors*
		Fund	Fund Weighting	Russell 1000 Value Index
		Contribution	(Average % of Equity)	Weighting
	Communication Services	-0.29%	1.60%	8.19%
	Financials	-0.15%	23.06%	23.68%
	Consumer Staples	-0.04%	9.07%	9.00%
	Health Care	0.07%	18.69%	12.71%
	Utilities	0.08%	5.52%	6.70%

Security contribution to performance is measured by using an algorithm that multiplies the daily performance of each security with the previous day’s ending weight in the portfolio and is gross of advisory fees. Fixed income securities and certain equity securities, such as private placements and some share classes of equity securities, are excluded.

*	Based on sector classification according to the Global Industry Classification Standard (“GICS”) codes, which are the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
**	Not a GICS classified sector.

4	DECEMBER 31, 2019

Janus Henderson Value Plus Income Fund (unaudited)

Fund At A Glance

December 31, 2019

5 Largest Equity Holdings - (% of Net Assets)
Quest Diagnostics Inc
Health Care Providers & Services	1.4%
Pfizer Inc
Pharmaceuticals	1.2%
Chubb Ltd
Insurance	1.1%
Lamar Advertising Co
Equity Real Estate Investment Trusts (REITs)	1.1%
Citizens Financial Group Inc
Banks	1.1%
5.9%

Asset Allocation - (% of Net Assets)
Common Stocks	40.3%
Corporate Bonds	23.0%
Mortgage-Backed Securities	15.3%
Asset-Backed/Commercial Mortgage-Backed Securities	14.1%
Bank Loans and Mezzanine Loans	6.8%
Investment Companies	3.8%
Preferred Stocks	0.6%
United States Treasury Notes/Bonds	0.0%
Other	(3.9)%
100.0%

Top Country Allocations - Long Positions - (% of Investment Securities)
As of December 31, 2019	As of June 30, 2019

Janus Investment Fund	5

Janus Henderson Value Plus Income Fund (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended December 31, 2019					Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Since Inception*	Total Annual Fund Operating Expenses‡	Net Annual Fund Operating Expenses‡
Class A Shares at NAV	5.93%	18.58%	6.02%	8.15%	1.49%	0.95%
Class A Shares at MOP	-0.15%	11.73%	4.78%	7.47%
Class C Shares at NAV	6.11%	18.89%	5.42%	7.49%	2.26%	1.70%
Class C Shares at CDSC	5.11%	17.89%	5.42%	7.49%
Class D Shares(1)	5.81%	18.42%	6.08%	8.25%	1.46%	0.82%
Class I Shares	5.84%	18.46%	6.16%	8.34%	1.32%	0.77%
Class N Shares	5.97%	18.66%	6.02%	8.05%	1.44%	0.68%
Class S Shares	5.89%	18.64%	5.96%	8.04%	1.82%	1.18%
Class T Shares	5.76%	18.30%	6.02%	8.18%	1.55%	0.93%
Russell 1000 Value Index	8.86%	26.54%	8.29%	12.41%
Bloomberg Barclays U.S. Aggregate Bond Index	2.45%	8.72%	3.05%	3.29%
Value Income Index 40/60	5.05%	15.85%	5.33%	7.08%
Morningstar Quartile - Class I Shares	-	1st	1st	1st
Morningstar Ranking - based on total returns for Allocation - 30% to 50% Equity Funds	-	59/571	49/479	23/373

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

6	DECEMBER 31, 2019

Janus Henderson Value Plus Income Fund (unaudited)

Performance

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Net expense ratios reflect the expense waiver, if any, contractually agreed to through October 28, 2020.

Performance may be affected by risks that include those associated with non-diversification, portfolio turnover, short sales, potential conflicts of interest, foreign and emerging markets, initial public offerings (IPOs), high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), derivatives, and commodity-linked investments. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Class N Shares commenced operations on August 4, 2017. Performance shown for periods prior to August 4, 2017 reflects the historical performance of the Fund’s Class I Shares, calculated using the fees and expenses of Class N Shares, without the effect of any fee and expense limitations or waivers.

If Class N Shares of the Fund had been available during periods prior August 4, 2017, the performance shown may have been different. The performance shown for periods following the Fund’s commencement Class N Shares reflects the fees and expenses of Class N Shares, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2019 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for indexfor index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

*The Fund’s inception date – July 30, 2010

‡ As stated in the prospectus. See Financial Highlights for actual expense ratios during the reporting period.

(1) Closed to certain new investors.

Janus Investment Fund	7

Janus Henderson Value Plus Income Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/19)	Ending Account Value (12/31/19)	Expenses Paid During Period (7/1/19 - 12/31/19)†	Beginning Account Value (7/1/19)	Ending Account Value (12/31/19)	Expenses Paid During Period (7/1/19 - 12/31/19)†	Net Annualized Expense Ratio (7/1/19 - 12/31/19)
Class A Shares	$1,000.00	$1,059.30	$4.04	$1,000.00	$1,021.22	$3.96	0.78%
Class C Shares	$1,000.00	$1,061.10	$3.89	$1,000.00	$1,021.37	$3.81	0.75%
Class D Shares	$1,000.00	$1,058.10	$4.24	$1,000.00	$1,021.01	$4.17	0.82%
Class I Shares	$1,000.00	$1,058.40	$3.88	$1,000.00	$1,021.37	$3.81	0.75%
Class N Shares	$1,000.00	$1,059.70	$3.57	$1,000.00	$1,021.67	$3.51	0.69%
Class S Shares	$1,000.00	$1,058.90	$4.30	$1,000.00	$1,020.96	$4.22	0.83%
Class T Shares	$1,000.00	$1,057.60	$4.81	$1,000.00	$1,020.46	$4.72	0.93%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

8	DECEMBER 31, 2019

Janus Henderson Value Plus Income Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – 14.1%
American Credit Acceptance Receivables Trust 2018-3,
5.1700%, 10/15/24 (144A)	$100,000	$103,423
Angel Oak Mortgage Trust I LLC 2018-2, 3.6740%, 7/27/48 (144A)‡	28,307	28,477
Applebee's Funding LLC / IHOP Funding LLC, 4.1940%, 6/7/49 (144A)	80,000	80,989
Aqua Finance Trust 2019-A, 3.1400%, 7/16/40 (144A)	114,532	114,830
Arroyo Mortgage Trust 2019-2, 4.7600%, 4/25/49 (144A)‡	140,000	141,283
BBCMS Trust 2015-SRCH, 4.1970%, 8/10/35 (144A)	100,000	109,635
BlueMountain CLO XXIV Ltd,
ICE LIBOR USD 3 Month + 2.7000%, 4.6659%, 4/20/31 (144A)‡	250,000	249,975
Business Jet Securities LLC 2017-1, 7.7480%, 2/15/33 (144A)	57,463	59,151
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 2.0000%, 3.7398%, 10/15/36 (144A)‡	100,000	100,148
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 2.3000%, 4.0398%, 10/15/36 (144A)‡	477,000	477,690
BXP Trust 2017-GM, 3.3790%, 6/13/39 (144A)	41,000	42,955
CGDB Commercial Mortgage Trust 2019-MOB,
ICE LIBOR USD 1 Month + 2.0000%, 3.7398%, 11/15/36 (144A)‡	100,000	99,901
CGDB Commercial Mortgage Trust 2019-MOB,
ICE LIBOR USD 1 Month + 2.5500%, 4.2898%, 11/15/36 (144A)‡	100,000	99,717
CIFC Funding 2016-I Ltd,
ICE LIBOR USD 3 Month + 2.8000%, 0%, 10/21/31 (144A)‡	250,000	250,950
CIFC Funding 2016-I Ltd,
ICE LIBOR USD 3 Month + 1.3500%, 0%, 10/21/31 (144A)‡	250,000	250,175
Coinstar Funding LLC Series 2017-1, 5.2160%, 4/25/47 (144A)	294,450	301,869
Connecticut Avenue Securities Trust 2019-R03,
ICE LIBOR USD 1 Month + 2.1500%, 3.9420%, 9/25/31 (144A)‡	232,171	233,523
Connecticut Avenue Securities Trust 2019-R05,
ICE LIBOR USD 1 Month + 2.0000%, 3.7920%, 7/25/39 (144A)‡	69,314	69,740
Conn's Receivables Funding 2019-A LLC, 4.3600%, 10/16/23 (144A)	100,000	100,620
Conn's Receivables Funding 2019-A LLC, 5.2900%, 10/16/23 (144A)	100,000	100,957
Domino's Pizza Master Issuer LLC, 4.3280%, 7/25/48 (144A)	69,125	71,693
Driven Brands Funding LLC, 3.9810%, 10/20/49 (144A)	152,083	151,736
Exeter Automobile Receivables Trust 2018-4, 5.3800%, 7/15/25 (144A)	130,000	135,593
Exeter Automobile Receivables Trust 2019-1, 5.2000%, 1/15/26 (144A)	80,000	83,009
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 2.0000%, 3.7920%, 3/25/31‡	381,462	382,143
Fannie Mae REMICS, ICE LIBOR USD 1 Month + 55.0000%, 36.3976%, 10/25/40‡	23,689	84,773
Fannie Mae REMICS, 3.0000%, 5/25/48	32,421	33,127
First Investors Auto Owner Trust 2018-1, 7.1600%, 8/15/25 (144A)	303,000	315,592
Goldentree Loan Management US CLO 5 Ltd,
ICE LIBOR USD 3 Month + 1.3000%, 3.5700%, 10/20/32 (144A)‡	250,000	250,075
Hertz Fleet Lease Funding LP, 5.5500%, 5/10/32 (144A)	130,000	132,847
InSite Issuer LLC, 6.1150%, 12/15/48 (144A)	139,831	145,114
LoanMe Trust SBL 2019-1, 5.2500%, 8/15/30 (144A)	77,845	78,029
Madison Park Funding XXXIII Ltd,
ICE LIBOR USD 3 Month + 1.3300%, 3.1741%, 10/15/32 (144A)‡	250,000	250,575
Magnetite XXII Ltd,
ICE LIBOR USD 3 Month + 3.6500%, 5.6509%, 4/15/31 (144A)‡	250,000	249,175
New Residential Mortgage Loan Trust 2019-NQM2, 4.2671%, 4/25/49 (144A)‡	100,000	106,954
Octagon Investment Partners 41 Ltd,
ICE LIBOR USD 3 Month + 3.6500%, 5.6509%, 4/15/31 (144A)‡	250,000	249,500
Octagon Investment Partners XXI Ltd,
ICE LIBOR USD 3 Month + 3.9500%, 5.8593%, 2/14/31 (144A)‡	250,000	250,075
OneMain Direct Auto Receivables Trust 2019-1, 4.6800%, 4/14/31 (144A)	248,000	261,966
Palmer Square Loan Funding 2019-4 Ltd,
ICE LIBOR USD 3 Month + 3.2500%, 5.1860%, 10/24/27 (144A)‡	250,000	248,375
Pawnee Equipment Receivables Series 2019-1 LLC, 3.8000%, 1/15/26 (144A)	100,000	98,705
PRPM 2019-3 LLC, 4.4580%, 7/25/24 (144A)Ç	165,000	165,084
PRPM 2019-GS1, 4.7500%, 10/25/24 (144A)‡	105,810	105,688

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Value Plus Income Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts			Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Raptor Aircraft Finance I LLC, 4.2130%, 8/23/44 (144A)	$331,393		$331,393
Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu,
5.7500%, 10/15/20	84,000		84,105
Sequoia Mortgage Trust 2018-8, 0.3063%, 11/25/48 (144A)‡,¤	12,527,379		104,873
SES SA, EUR SWAP ANNUAL 5 YR + 4.6640%, 4.6250%‡,µ	100,000	EUR	119,030
Sierra Timeshare 2019-2 Receivables Funding LLC, 4.5400%, 5/20/36 (144A)	479,186		484,304
SoFi Consumer Loan Program 2019-1 Trust, 4.4200%, 2/25/28 (144A)	140,000		144,314
SoFi Consumer Loan Program 2019-2 Trust, 4.2000%, 4/25/28 (144A)	100,000		102,661
Sofi Professional Loan Program 2018-D Trust, 0%, 2/25/48 (144A)	10,000		345,000
Sound Point Clo XVI Ltd,
ICE LIBOR USD 3 Month + 3.6000%, 5.8755%, 7/25/30 (144A)‡	250,000		241,225
Southwick Park CLO LLC,
ICE LIBOR USD 3 Month + 1.3000%, 3.5993%, 7/20/32 (144A)‡	250,000		250,025
Station Place Securitization Trust Series 2019-WL1,
ICE LIBOR USD 1 Month + 1.6000%, 3.3080%, 8/25/52 (144A)‡	150,000		150,020
VB-S1 Issuer LLC, 3.4130%, 2/15/48 (144A)	250,000		252,149
Verus Securitization Trust 2019-1, 4.4610%, 2/25/59 (144A)‡	140,000		142,900
Vx Cargo 2018-1 Trust, 5.4380%, 12/15/33 (144A)	235,249		239,779
Z Capital Credit Partners CLO 2019-1 Ltd, 3.8995%, 7/16/31 (144A)	250,000		251,175
Zephyrus Capital Aviation Partners 2018-1 Ltd, 4.6050%, 10/15/38 (144A)	78,643		79,430
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $10,175,121)			10,188,219
Bank Loans and Mezzanine Loans – 6.8%
Capital Goods – 0.6%
Advanced Drainage Systems Inc,
ICE LIBOR USD 1 Month + 2.2500%, 4.0625%, 9/24/26‡	10,814		10,886
DynCorp International Inc,
ICE LIBOR USD 1 Month + 6.0000%, 7.7398%, 8/18/25‡	126,400		125,136
Entegris Inc, ICE LIBOR USD 1 Month + 2.0000%, 3.7994%, 11/6/25‡	79,019		79,315
Mauser Packaging Solutions Holding Co,
ICE LIBOR USD 3 Month + 3.2500%, 5.2343%, 4/3/24‡	62,679		62,405
Reynolds Group Holdings Inc,
ICE LIBOR USD 1 Month + 2.7500%, 4.5494%, 2/5/23‡	96,671		96,898
Tamko Building Products Inc,
ICE LIBOR USD 1 Month + 3.2500%, 5.1406%, 5/29/26‡	66,833		67,334
			441,974
Capital Markets – 0%
LPL Holdings Inc, ICE LIBOR USD 1 Month + 1.7500%, 3.5420%, 11/12/26‡	15,000		15,056
Communications – 1.1%
Entravision Communications Corp,
ICE LIBOR USD 1 Month + 2.7500%, 4.5494%, 11/29/24‡	109,950		106,468
Formula One Management Ltd,
ICE LIBOR USD 1 Month + 2.5000%, 4.2994%, 2/1/24‡	150,000		150,516
GCI Holdings LLC, ICE LIBOR USD 1 Month + 2.5000%, 4.2994%, 2/2/22‡	77,399		77,012
Lamar Media Corp, ICE LIBOR USD 1 Month + 1.7500%, 3.5625%, 3/14/25‡	106,187		106,618
Level 3 Financing Inc, ICE LIBOR USD 1 Month + 1.7500%, 4.0359%, 3/1/27‡	98,500		98,808
Lions Gate Capital Holdings LLC,
ICE LIBOR USD 3 Month + 1.7500%, 0%, 3/22/23ƒ,‡	43,012		42,528
Mission Broadcasting Inc,
ICE LIBOR USD 1 Month + 2.2500%, 4.0309%, 1/17/24‡	5,229		5,246
Nexstar Broadcasting Inc,
ICE LIBOR USD 1 Month + 2.2500%, 4.0548%, 1/17/24‡	26,317		26,401
Nexstar Broadcasting Inc,
ICE LIBOR USD 1 Month + 2.7500%, 4.5309%, 9/18/26‡	106,195		106,690
Terrier Media Buyer Inc, ICE LIBOR USD 1 Month + 4.2500%, 0%, 12/17/26ƒ,‡	87,000		87,816
			808,103
Consumer Cyclical – 1.8%
18 Fremont Street Acquisition LLC,
ICE LIBOR USD 6 Month + 8.0000%, 10.0351%, 8/9/25ƒ,‡	330,000		331,650
Boardriders Inc, ICE LIBOR USD 1 Month + 6.5000%, 8.2994%, 4/23/24‡	111,154		103,123

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

10	DECEMBER 31, 2019

Janus Henderson Value Plus Income Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts			Value
Bank Loans and Mezzanine Loans – (continued)
Consumer Cyclical – (continued)
Hilton Worldwide Finance LLC,
ICE LIBOR USD 3 Month + 1.7500%, 3.5420%, 6/22/26‡	$50,510		$50,826
Mohegan Gaming & Entertainment,
ICE LIBOR USD 1 Month + 3.7500%, 5.5494%, 10/13/21‡	124,055		121,751
Playtika Holding Corp, ICE LIBOR USD 1 Month + 6.0000%, 7.7356%, 12/10/24‡	232,000		234,204
Six Flags Theme Parks Inc,
ICE LIBOR USD 1 Month + 1.7500%, 3.5500%, 4/17/26‡	104,942		105,327
Spectacle Gary Holdings LLC,
ICE LIBOR USD 1 Month + 9.0000%, 10.7994%, 11/6/25‡	59,978		60,578
Spectacle Gary Holdings LLC,
ICE LIBOR USD 1 Month + 9.0000%, 0%, 11/6/25ƒ,‡	4,346		4,390
Stars Group Holdings BV, ICE LIBOR USD 3 Month + 3.5000%, 5.4446%, 7/10/25‡	120,882		121,835
Tacala Investment Corp, ICE LIBOR USD 1 Month + 4.0000%, 5.7994%, 1/31/25‡	139,291		139,490
Tacala Investment Corp, ICE LIBOR USD 1 Month + 7.7500%, 9.5494%, 1/30/26‡	58,000		57,544
			1,330,718
Consumer Non-Cyclical – 1.5%
Bausch Health Americas Inc,
ICE LIBOR USD 1 Month + 3.0000%, 4.7398%, 6/2/25‡	100,780		101,284
Change Healthcare Holdings LLC,
ICE LIBOR USD 1 Month + 2.5000%, 4.2994%, 3/1/24‡	85,152		85,379
Chobani LLC, ICE LIBOR USD 1 Month + 3.5000%, 5.9000%, 10/10/23‡	113,827		113,799
CryoLife Inc, ICE LIBOR USD 3 Month + 3.2500%, 5.1946%, 12/2/24‡	89,316		89,373
FC Compassus LLC, 0%, 10/31/26ƒ,‡	100,607		99,852
Froneri International Ltd,
ICE LIBOR USD 6 Month + 2.7500%, 3.5051%, 1/31/25‡	106,000	GBP	140,343
Gentiva Health Services Inc,
ICE LIBOR USD 1 Month + 3.7500%, 5.5625%, 7/2/25‡	169,748		170,492
IQVIA Inc, ICE LIBOR USD 3 Month + 1.7500%, 3.6946%, 3/7/24‡	23,193		23,295
Jaguar Holding Co II, ICE LIBOR USD 3 Month + 2.5000%, 0%, 8/18/22ƒ,‡	65,000		65,303
JBS USA LUX SA, ICE LIBOR USD 1 Month + 4.6100%, 3.7994%, 5/4/26‡	78,163		78,619
NVA Holdings Inc/United States,
U.S Prime Rate 3 Month + 1.7500%, 6.5000%, 2/2/25‡	103,376		103,269
			1,071,008
Energy – 0%
Buckeye Partners LP, ICE LIBOR USD 1 Month + 2.7500%, 4.5309%, 11/1/26‡	25,000		25,198
Finance Companies – 0.2%
RPI Finance Trust, ICE LIBOR USD 1 Month + 2.0000%, 3.7994%, 3/27/23‡	100,906		101,679
Insurance – 0%
USI Inc/NY, ICE LIBOR USD 1 Month + 4.0000%, 0%, 12/2/26ƒ,‡	8,000		8,043
Technology – 1.3%
Camelot Finance SA, ICE LIBOR USD 1 Month + 3.2500%, 5.0494%, 10/30/26‡	57,000		57,314
Dell International LLC, ICE LIBOR USD 1 Month + 1.7500%, 3.5400%, 3/13/24‡	85,441		85,761
Dell International LLC, ICE LIBOR USD 1 Month + 2.0000%, 3.8000%, 9/19/25‡	150,000		150,919
II-VI Inc, ICE LIBOR USD 1 Month + 3.5000%, 5.2994%, 9/24/26‡	149,625		150,186
McAfee LLC, ICE LIBOR USD 1 Month + 3.7500%, 5.5548%, 9/30/24‡	20,842		20,973
McAfee LLC, ICE LIBOR USD 1 Month + 8.5000%, 10.3048%, 9/29/25‡	127,750		128,262
Refinitiv US Holdings Inc,
ICE LIBOR USD 1 Month + 3.2500%, 5.0494%, 10/1/25ƒ,‡	196,967		198,641
Ultra Clean Holdings Inc,
ICE LIBOR USD 1 Month + 4.5000%, 6.2994%, 8/27/25‡	124,286		123,975
			916,031
Transportation – 0.3%
Hanjin International Corp,
ICE LIBOR USD 1 Month + 2.5000%, 4.2994%, 10/19/20‡	195,000		194,025
Total Bank Loans and Mezzanine Loans (cost $4,880,694)			4,911,835

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson Value Plus Income Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts			Value
Corporate Bonds – 23.0%
Banking – 1.2%
Banco La Hipotecaria SA, 5.5000%, 9/15/23 (144A)	$300,000		$312,855
CIT Group Inc, 4.7500%, 2/16/24	88,000		93,940
Citizens Financial Group Inc, 3.7500%, 7/1/24	14,000		14,528
Goldman Sachs Group Inc,
US Treasury Yield Curve Rate + 3.2240%, 4.9500%‡,µ	74,000		76,664
JPMorgan Chase & Co, SOFR + 3.3800%, 5.0000%‡,µ	141,000		146,640
Synchrony Financial, 4.3750%, 3/19/24	45,000		47,976
Synchrony Financial, 3.9500%, 12/1/27	15,000		15,748
Synchrony Financial, 5.1500%, 3/19/29	155,000		176,144
			884,495
Basic Industry – 2.8%
Albemarle Wodgina Pty Ltd, 3.4500%, 11/15/29 (144A)	100,000		99,895
Alcoa Nederland Holding BV, 6.7500%, 9/30/24 (144A)	276,000		290,377
Aleris International Inc, 10.7500%, 7/15/23 (144A)	371,000		386,767
Allegheny Technologies Inc, 5.8750%, 12/1/27	60,000		63,000
Braskem Netherlands Finance BV, 4.5000%, 1/31/30	200,000		199,100
CF Industries Inc, 4.5000%, 12/1/26 (144A)	5,000		5,435
CF Industries Inc, 5.3750%, 3/15/44	86,000		93,740
Element Solutions Inc, 5.8750%, 12/1/25 (144A)	43,000		44,989
First Quantum Minerals Ltd, 7.0000%, 2/15/21 (144A)	116,000		116,290
First Quantum Minerals Ltd, 7.2500%, 4/1/23 (144A)	200,000		207,056
Freeport-McMoRan Inc, 3.5500%, 3/1/22	193,000		195,412
Glencore Finance Canada Ltd, 4.9500%, 11/15/21 (144A)	17,000		17,778
Glencore Funding LLC, 4.1250%, 3/12/24 (144A)	144,000		150,707
Hudbay Minerals Inc, 7.2500%, 1/15/23 (144A)	102,000		105,761
Infrabuild Australia Pty Ltd, 12.0000%, 10/1/24 (144A)	67,000		69,062
Teck Resources Ltd, 4.5000%, 1/15/21	5,000		5,072
			2,050,441
Capital Goods – 2.2%
ARD Finance SA, 6.5000%, 6/30/27 (144A)	200,000		206,790
BWAY Holding Co, 7.2500%, 4/15/25 (144A)	154,000		152,075
LABL Escrow Issuer LLC, 6.7500%, 7/15/26 (144A)	164,000		174,250
LABL Escrow Issuer LLC, 10.5000%, 7/15/27 (144A)	209,000		213,640
Summit Materials LLC / Summit Materials Finance Corp,
6.5000%, 3/15/27 (144A)	171,000		183,825
Trivium Packaging Finance BV, 5.5000%, 8/15/26 (144A)	209,000		220,234
Trivium Packaging Finance BV, 8.5000%, 8/15/27 (144A)	200,000		222,500
Victoria PLC, 5.2500%, 7/15/24 (144A)	100,000	EUR	118,924
Wabtec Corp, ICE LIBOR USD 3 Month + 1.3000%, 3.1936%, 9/15/21‡	69,000		69,010
			1,561,248
Capital Markets – 0.1%
LPL Holdings Inc, 4.6250%, 11/15/27 (144A)	49,000		49,980
Communications – 2.7%
CenturyLink Inc, 5.1250%, 12/15/26 (144A)	113,000		114,992
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.8000%, 3/1/50	84,000		88,270
Connect Finco SARL / Connect US Finco LLC, 6.7500%, 10/1/26 (144A)	164,000		174,660
CSC Holdings LLC, 5.7500%, 1/15/30 (144A)	200,000		213,500
Diamond Sports Group LLC / Diamond Sports Finance Co,
5.3750%, 8/15/26 (144A)	70,000		70,809
Intelsat Connect Finance SA, 9.5000%, 2/15/23 (144A)	100,000		69,970
LCPR Senior Secured Financing DAC, 6.7500%, 10/15/27 (144A)	325,000		344,500
Level 3 Financing Inc, 5.3750%, 8/15/22	98,000		98,363
Level 3 Financing Inc, 3.4000%, 3/1/27 (144A)	67,000		67,471
Level 3 Financing Inc, 3.8750%, 11/15/29 (144A)	126,000		126,945
Netflix Inc, 4.6250%, 5/15/29	100,000	EUR	125,003
Outfront Media Capital LLC / Outfront Media Capital Corp,
4.6250%, 3/15/30 (144A)	33,000		33,578
SES GLOBAL Americas Holdings GP, 5.3000%, 3/25/44 (144A)	90,000		87,500

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

12	DECEMBER 31, 2019

Janus Henderson Value Plus Income Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts			Value
Corporate Bonds – (continued)
Communications – (continued)
SES SA, 5.3000%, 4/4/43 (144A)	$44,000		$42,367
Terrier Media Buyer Inc, 8.8750%, 12/15/27 (144A)	76,000		80,370
T-Mobile USA Inc, 6.5000%, 1/15/24	123,000		126,539
Viacom Inc, 4.3750%, 3/15/43	50,000		52,878
Viacom Inc, 5.2500%, 4/1/44	44,000		50,925
			1,968,640
Consumer Cyclical – 3.0%
American Axle & Manufacturing Inc, 6.6250%, 10/15/22	86,000		87,183
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
10.5000%, 2/15/23 (144A)	130,000		136,500
eG Global Finance PLC, 6.7500%, 2/7/25 (144A)	200,000		203,000
eG Global Finance PLC, 8.5000%, 10/30/25 (144A)	232,000		246,210
Enterprise Development Authority, 12.0000%, 7/15/24 (144A)	175,000		200,375
GLP Capital LP / GLP Financing II Inc, 5.3750%, 4/15/26	121,000		133,753
GLP Capital LP / GLP Financing II Inc, 4.0000%, 1/15/30	50,000		51,035
Golden Entertainment Inc, 7.6250%, 4/15/26 (144A)	214,000		230,585
Golden Nugget Inc, 6.7500%, 10/15/24 (144A)	86,000		89,010
Golden Nugget Inc, 8.7500%, 10/1/25 (144A)	57,000		60,954
IHO Verwaltungs GmbH, 3.8750%, 5/15/27 (144A)	100,000	EUR	118,610
Men's Wearhouse Inc, 7.0000%, 7/1/22	65,000		62,075
MGM Resorts International, 6.0000%, 3/15/23	5,000		5,488
Mohegan Gaming & Entertainment, 7.8750%, 10/15/24 (144A)	173,000		176,460
Scientific Games International Inc, 7.0000%, 5/15/28 (144A)	124,000		132,680
Twin River Worldwide Holdings Inc, 6.7500%, 6/1/27 (144A)	159,000		166,155
Uber Technologies Inc, 7.5000%, 11/1/23 (144A)	73,000		76,285
			2,176,358
Consumer Non-Cyclical – 3.5%
AbbVie Inc, 2.9500%, 11/21/26 (144A)	161,000		163,408
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC,
5.8750%, 2/15/28 (144A)	78,000		82,875
AMN Healthcare Inc, 4.6250%, 10/1/27 (144A)	64,000		64,160
Avantor Inc, 4.7500%, 10/1/24	118,000	EUR	140,787
Avantor Inc, 6.0000%, 10/1/24 (144A)	145,000		154,603
Bausch Health Americas Inc, 9.2500%, 4/1/26 (144A)	14,000		16,080
Bausch Health Americas Inc, 8.5000%, 1/31/27 (144A)	127,000		144,628
Bausch Health Cos Inc, 7.0000%, 3/15/24 (144A)	140,000		145,600
Bausch Health Cos Inc, 5.0000%, 1/30/28 (144A)	123,000		126,246
Conagra Brands Inc, 4.8500%, 11/1/28	109,000		124,903
DH Europe Finance II Sarl, 2.2000%, 11/15/24	118,000		118,048
DH Europe Finance II Sarl, 3.2500%, 11/15/39	136,000		136,711
Dole Food Co Inc, 7.2500%, 6/15/25 (144A)	140,000		135,450
Elanco Animal Health Inc, 4.9000%, 8/28/28	76,000		82,603
Hasbro Inc, 3.9000%, 11/19/29	114,000		114,683
HLF Financing Sarl LLC / Herbalife International Inc,
7.2500%, 8/15/26 (144A)	161,000		170,660
Keurig Dr Pepper Inc, 3.4000%, 11/15/25	149,000		155,478
Kraft Heinz Foods Co, 5.0000%, 7/15/35	99,000		109,772
Mylan Inc, 4.5500%, 4/15/28	86,000		92,473
Newell Brands Inc, 4.2000%, 4/1/26	94,000		97,927
Smithfield Foods Inc, 5.2000%, 4/1/29 (144A)	172,000		190,521
			2,567,616
Electric – 0.5%
Black Hills Corp, 3.0500%, 10/15/29	125,000		124,367
Calpine Corp, 5.1250%, 3/15/28 (144A)	254,000		259,258
			383,625
Energy – 1.9%
Antero Resources Corp, 5.3750%, 11/1/21	170,000		161,872
Cheniere Corpus Christi Holdings LLC, 3.7000%, 11/15/29 (144A)	70,000		71,385
Continental Resources Inc/OK, 5.0000%, 9/15/22	25,000		25,167

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson Value Plus Income Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts			Value
Corporate Bonds – (continued)
Energy – (continued)
DCP Midstream Operating LP, 5.6000%, 4/1/44	$93,000		$89,978
EnLink Midstream LLC, 5.3750%, 6/1/29	87,000		81,780
EnLink Midstream Partners LP, ICE LIBOR USD 3 Month + 4.1100%, 6.0000%‡,µ	145,000		99,688
EQM Midstream Partners LP, 4.7500%, 7/15/23	5,000		5,013
EQM Midstream Partners LP, 4.0000%, 8/1/24	18,000		17,503
EQM Midstream Partners LP, 5.5000%, 7/15/28	78,000		76,577
Great Western Petroleum LLC / Great Western Finance Corp,
9.0000%, 9/30/21 (144A)	196,000		175,175
Hess Midstream Operations LP, 5.1250%, 6/15/28 (144A)	59,000		59,738
NGPL PipeCo LLC, 4.3750%, 8/15/22 (144A)	8,000		8,306
NGPL PipeCo LLC, 7.7680%, 12/15/37 (144A)	69,000		88,922
QEP Resources Inc, 6.8750%, 3/1/21	201,000		208,035
Range Resources Corp, 5.0000%, 8/15/22	59,000		57,820
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp,
4.7500%, 10/1/23 (144A)	20,000		19,950
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp,
5.5000%, 9/15/24 (144A)	87,000		87,435
USA Compression Partners LP / USA Compression Finance Corp, 6.8750%, 9/1/27	50,000		52,080
			1,386,424
Finance Companies – 0.3%
Global Aircraft Leasing Co Ltd, 6.5000%, 9/15/24 (144A)	179,000		186,778
Financial Institutions – 0.3%
CPI Property Group SA, EUR SWAP ANNUAL 5 YR + 4.9440%, 4.8750%‡,µ	166,000	EUR	195,263
Industrial – 0.6%
AT Securities BV, USD SWAP SEMI 30/360 5YR + 3.5460%, 5.2500%‡,µ	250,000		260,125
Great Lakes Dredge & Dock Corp, 8.0000%, 5/15/22	135,000		142,762
			402,887
Industrial Conglomerates – 0.2%
General Electric Co, ICE LIBOR USD 3 Month + 3.3300%, 5.0000%‡,µ	174,000		170,426
Insurance – 0.6%
Assurant Inc, 3.7000%, 2/22/30	143,000		144,769
Brown & Brown Inc, 4.5000%, 3/15/29	137,000		150,596
Magellan Health Inc, 4.9000%, 9/22/24	151,000		154,775
			450,140
Natural Gas – 0.2%
Engie SA, 1.3750%, 6/21/39	100,000	EUR	115,822
Real Estate Investment Trusts (REITs) – 0.5%
American Homes 4 Rent LP, 4.2500%, 2/15/28	153,000		162,799
CyrusOne LP / CyrusOne Finance Corp, 2.9000%, 11/15/24	16,000		16,061
CyrusOne LP / CyrusOne Finance Corp, 3.4500%, 11/15/29	17,000		17,047
EPR Properties, 3.7500%, 8/15/29	170,000		172,104
Senior Housing Properties Trust, 6.7500%, 12/15/21	27,000		28,655
			396,666
Technology – 1.9%
Alliance Data Systems Corp, 4.7500%, 12/15/24 (144A)	169,000		168,577
Broadridge Financial Solutions Inc, 2.9000%, 12/1/29	155,000		154,811
Dell International LLC / EMC Corp, 5.3000%, 10/1/29 (144A)	99,000		111,481
Equinix Inc, 2.6250%, 11/18/24	190,000		190,353
Equinix Inc, 2.9000%, 11/18/26	106,000		106,185
Juniper Networks Inc, 3.7500%, 8/15/29	290,000		301,224
Micron Technology Inc, 4.9750%, 2/6/26	140,000		155,295
Micron Technology Inc, 5.3270%, 2/6/29	140,000		160,455
			1,348,381
Transportation – 0.5%
Abertis Infraestructuras SA, 2.3750%, 9/27/27	100,000	EUR	120,775
Autostrade per l'Italia SpA, 4.3750%, 9/16/25	50,000	EUR	61,508
Trinity Industries Inc, 4.5500%, 10/1/24	105,000		108,499

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

14	DECEMBER 31, 2019

Janus Henderson Value Plus Income Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Transportation – (continued)
Watco Cos LLC / Watco Finance Corp, 6.3750%, 4/1/23 (144A)	$60,000	$60,900
		351,682
Total Corporate Bonds (cost $16,100,492)		16,646,872
Mortgage-Backed Securities – 15.3%
Fannie Mae:
3.0000%, 11/25/24	57,000	59,452
3.5000%, 8/25/33	181,000	187,663
4.0000%, 12/25/33	77,000	78,917
3.5000%, 7/25/49	2,193,937	2,224,996
		2,551,028
Fannie Mae Pool:
2.5000%, 11/1/34	213,061	215,847
2.5000%, 1/1/35	133,410	134,629
6.0000%, 2/1/37	1,192	1,377
3.5000%, 10/1/42	10,757	11,325
3.5000%, 12/1/42	23,668	24,916
3.0000%, 2/1/43	1,718	1,768
3.5000%, 2/1/43	18,026	18,977
3.5000%, 4/1/43	18,920	19,918
3.0000%, 5/1/43	3,374	3,466
3.5000%, 11/1/43	14,979	15,770
3.5000%, 4/1/44	20,234	21,478
5.0000%, 7/1/44	13,781	15,108
4.5000%, 10/1/44	7,055	7,784
3.5000%, 2/1/45	29,166	30,705
3.5000%, 2/1/45	4,071	4,285
4.5000%, 3/1/45	11,341	12,513
3.5000%, 12/1/45	7,072	7,515
4.5000%, 2/1/46	19,928	21,648
3.5000%, 7/1/46	27,745	29,249
3.5000%, 7/1/46	11,556	12,138
3.5000%, 8/1/46	17,813	18,662
4.0000%, 10/1/46	1,679	1,771
3.0000%, 2/1/47	23,764	24,516
4.0000%, 5/1/47	74,127	79,968
4.5000%, 5/1/47	3,734	4,051
4.5000%, 5/1/47	2,932	3,154
4.5000%, 5/1/47	2,699	2,898
4.5000%, 5/1/47	2,329	2,500
4.5000%, 5/1/47	2,256	2,448
4.5000%, 5/1/47	2,039	2,193
4.5000%, 5/1/47	1,790	1,926
4.5000%, 5/1/47	1,343	1,457
4.5000%, 5/1/47	1,108	1,202
4.0000%, 6/1/47	3,296	3,466
4.0000%, 6/1/47	1,644	1,728
4.5000%, 6/1/47	10,611	11,298
4.5000%, 6/1/47	2,353	2,553
4.0000%, 7/1/47	2,669	2,806
4.0000%, 7/1/47	2,408	2,532
4.0000%, 7/1/47	1,882	1,979
4.0000%, 7/1/47	1,226	1,290
4.5000%, 7/1/47	8,006	8,524
4.5000%, 7/1/47	5,701	6,071
4.5000%, 7/1/47	5,674	6,041
3.5000%, 8/1/47	8,657	8,993
3.5000%, 8/1/47	6,554	6,864
4.0000%, 8/1/47	4,834	5,082
4.0000%, 8/1/47	2,963	3,116

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson Value Plus Income Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
4.5000%, 8/1/47	$8,284	$8,820
4.5000%, 8/1/47	1,113	1,185
4.0000%, 9/1/47	2,801	2,945
4.5000%, 9/1/47	10,116	10,771
4.5000%, 9/1/47	5,902	6,284
4.5000%, 9/1/47	4,669	4,971
4.0000%, 10/1/47	6,797	7,147
4.0000%, 10/1/47	5,938	6,244
4.0000%, 10/1/47	5,920	6,225
4.0000%, 10/1/47	3,735	3,928
4.0000%, 10/1/47	3,136	3,297
4.5000%, 10/1/47	2,374	2,527
4.5000%, 10/1/47	1,167	1,243
4.0000%, 11/1/47	8,589	9,031
4.0000%, 11/1/47	2,406	2,530
4.5000%, 11/1/47	6,508	6,929
3.5000%, 12/1/47	12,783	13,330
3.5000%, 12/1/47	5,379	5,579
3.5000%, 1/1/48	9,037	9,424
3.5000%, 1/1/48	7,961	8,279
4.0000%, 1/1/48	31,329	33,066
4.0000%, 1/1/48	18,371	19,317
3.0000%, 2/1/48	24,917	25,724
3.5000%, 3/1/48	5,598	5,829
4.0000%, 3/1/48	12,378	13,039
4.5000%, 3/1/48	9,909	10,506
3.5000%, 4/1/48	20,389	21,354
4.5000%, 4/1/48	8,664	9,187
4.0000%, 5/1/48	31,382	32,756
4.5000%, 5/1/48	6,265	6,643
4.5000%, 5/1/48	6,257	6,635
4.5000%, 6/1/48	6,743	7,150
4.0000%, 10/1/48	2,597	2,748
4.5000%, 1/1/49	89,492	94,297
3.0000%, 8/1/49	48,277	49,446
3.0000%, 9/1/49	77,772	79,134
3.0000%, 9/1/49	53,643	54,676
3.0000%, 1/1/50	275,622	279,742
3.0000%, 2/1/57	208,412	214,082
3.5000%, 2/1/57	135,599	142,975
		2,058,500
Freddie Mac Gold Pool:
6.0000%, 4/1/40	27,868	32,330
4.5000%, 5/1/44	6,943	7,528
3.5000%, 9/1/47	31,358	32,944
3.5000%, 9/1/47	23,742	24,678
3.5000%, 9/1/47	13,267	13,790
3.5000%, 12/1/47	33,154	34,956
3.5000%, 3/1/48	6,092	6,387
3.5000%, 4/1/48	2,654	2,783
3.5000%, 8/1/48	23,873	25,027
3.5000%, 11/1/48	31,055	32,626
4.0000%, 1/1/49	14,729	15,833
		228,882
Freddie Mac Pool:
3.0000%, 5/1/31	362,885	373,812
2.5000%, 11/1/34	179,415	181,761
3.5000%, 2/1/43	9,804	10,321
3.0000%, 3/1/43	34,195	35,178

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

16	DECEMBER 31, 2019

Janus Henderson Value Plus Income Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Freddie Mac Pool – (continued)
3.5000%, 2/1/44	$11,167	$11,756
3.5000%, 12/1/44	30,070	31,657
3.0000%, 1/1/45	8,122	8,344
4.0000%, 5/1/46	6,036	6,369
3.5000%, 7/1/46	7,562	7,925
3.0000%, 10/1/46	36,176	37,024
4.0000%, 3/1/47	3,220	3,421
3.5000%, 11/1/47	23,155	24,400
3.5000%, 11/1/47	10,634	11,089
3.5000%, 12/1/47	23,084	24,324
3.5000%, 12/1/47	8,023	8,367
3.5000%, 2/1/48	7,712	8,030
3.5000%, 2/1/48	7,696	7,985
3.5000%, 3/1/48	23,805	25,084
4.0000%, 3/1/48	8,608	9,067
4.0000%, 4/1/48	20,285	21,149
4.0000%, 4/1/48	4,768	5,015
4.0000%, 5/1/48	19,855	20,724
4.0000%, 5/1/48	19,371	20,220
4.0000%, 6/1/48	9,727	10,153
4.5000%, 1/1/49	78,200	82,461
4.5000%, 4/1/49	135,919	144,197
4.0000%, 5/1/49	356,272	373,461
4.0000%, 5/1/49	47,497	49,596
4.5000%, 6/1/49	85,701	90,372
3.5000%, 7/1/49	1,387,308	1,437,571
3.5000%, 7/1/49	193,532	200,544
3.0000%, 8/1/49	47,709	48,762
3.0000%, 8/1/49	15,705	16,085
3.5000%, 8/1/49	164,602	169,356
3.5000%, 8/1/49	23,784	24,854
3.0000%, 9/1/49	10,032	10,201
3.5000%, 9/1/49	70,626	73,852
3.0000%, 10/1/49	62,784	63,971
3.0000%, 10/1/49	19,348	19,635
3.0000%, 10/1/49	14,105	14,314
3.0000%, 10/1/49	7,828	7,960
3.0000%, 10/1/49	6,906	7,023
3.0000%, 12/1/49	148,000	150,192
3.0000%, 12/1/49	88,000	89,303
		3,976,885
Ginnie Mae:
4.5000%, 7/20/48	78,000	81,545
3.5000%, 10/20/48	30,000	30,921
		112,466
Ginnie Mae I Pool:
4.5000%, 8/15/46	27,346	30,065
4.0000%, 7/15/47	11,790	12,379
4.0000%, 8/15/47	2,116	2,221
4.0000%, 11/15/47	7,089	7,443
4.0000%, 12/15/47	8,913	9,357
		61,465
Ginnie Mae II Pool:
4.0000%, 5/20/48	737,831	768,211
4.5000%, 5/20/48	19,706	20,685
4.5000%, 5/20/48	4,665	4,896
4.0000%, 6/20/48	1,104,461	1,149,937

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Value Plus Income Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Ginnie Mae II Pool – (continued)
5.0000%, 4/20/49	$162,001	$170,528
		2,114,257
Total Mortgage-Backed Securities (cost $11,026,756)		11,103,483
United States Treasury Notes/Bonds – 0%
1.7500%, 7/31/24	23,000	23,052
1.6250%, 8/15/29	23,000	22,389
Total United States Treasury Notes/Bonds (cost $45,849)		45,441
Common Stocks – 40.3%
Aerospace & Defense – 0.8%
BWX Technologies Inc	3,729	231,496
United Technologies Corp	2,515	376,646
		608,142
Banks – 5.5%
Cadence BanCorp	31,405	569,373
Citigroup Inc	7,588	606,205
Citizens Financial Group Inc	19,233	781,052
First Horizon National Corp	27,943	462,736
Pinnacle Financial Partners Inc	3,391	217,024
US Bancorp	9,748	577,959
Wells Fargo & Co	13,966	751,371
		3,965,720
Beverages – 1.0%
PepsiCo Inc	5,481	749,088
Biotechnology – 1.0%
Gilead Sciences Inc	10,944	711,141
Building Products – 0.1%
AO Smith Corp	2,048	97,567
Capital Markets – 0.8%
Charles Schwab Corp	4,872	231,712
Cohen & Steers Inc	6,086	381,957
		613,669
Chemicals – 1.9%
Corteva Inc	11,961	353,567
NewMarket Corp	894	434,949
WR Grace & Co	8,364	584,225
		1,372,741
Commercial Services & Supplies – 0.8%
Republic Services Inc	2,377	213,051
UniFirst Corp/MA	1,758	355,081
		568,132
Consumer Finance – 1.1%
Discover Financial Services	5,019	425,712
Synchrony Financial	9,935	357,759
		783,471
Containers & Packaging – 0.3%
Graphic Packaging Holding Co	13,322	221,811
Diversified Telecommunication Services – 0.6%
Singapore Telecommunications Ltd	160,700	402,766
Electric Utilities – 2.2%
Entergy Corp	1,357	162,569
Evergy Inc	5,903	384,226
Exelon Corp	10,585	482,570
PPL Corp	15,095	541,609
		1,570,974
Energy Equipment & Services – 0.6%
Schlumberger Ltd	10,897	438,059
Equity Real Estate Investment Trusts (REITs) – 3.9%
Americold Realty Trust	6,227	218,319

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

18	DECEMBER 31, 2019

Janus Henderson Value Plus Income Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
Equity LifeStyle Properties Inc	7,634	$537,357
Lamar Advertising Co	8,935	797,538
Public Storage	1,947	414,633
STAG Industrial Inc	9,501	299,947
Weyerhaeuser Co	19,402	585,940
		2,853,734
Food & Staples Retailing – 0.6%
Casey's General Stores Inc	2,757	438,335
Food Products – 0.8%
Lamb Weston Holdings Inc	6,749	580,616
Health Care Equipment & Supplies – 0.7%
Medtronic PLC	4,189	475,242
Health Care Providers & Services – 2.1%
Humana Inc	1,420	520,458
Quest Diagnostics Inc	9,330	996,351
		1,516,809
Household Products – 0.9%
Colgate-Palmolive Co	8,968	617,357
Information Technology Services – 0.9%
Cognizant Technology Solutions Corp	10,128	628,139
Insurance – 1.5%
Chubb Ltd	5,224	813,168
RenaissanceRe Holdings Ltd	1,455	285,209
		1,098,377
Machinery – 0.8%
Donaldson Co Inc	3,146	181,273
Lincoln Electric Holdings Inc	4,284	414,391
		595,664
Mortgage Real Estate Investment Trusts (REITs) – 0.5%
Anworth Mortgage Asset Corp	94,213	331,630
Oil, Gas & Consumable Fuels – 2.7%
Brigham Minerals Inc	15,729	337,230
Noble Energy Inc	5,630	139,849
Rattler Midstream LP	27,659	492,054
Royal Dutch Shell PLC	22,324	660,797
Valero Energy Corp	3,576	334,892
		1,964,822
Pharmaceuticals – 3.6%
Johnson & Johnson	5,053	737,081
Merck & Co Inc	5,483	498,679
Pfizer Inc	21,526	843,389
Sanofi	5,047	507,315
		2,586,464
Real Estate Management & Development – 0.5%
Bridgemarq Real Estate Services	33,992	385,368
Road & Rail – 0.3%
Union Pacific Corp	1,147	207,366
Semiconductor & Semiconductor Equipment – 1.2%
Analog Devices Inc	2,316	275,233
Maxim Integrated Products Inc	5,434	334,245
MKS Instruments Inc	2,401	264,134
		873,612
Software – 1.8%
Citrix Systems Inc	4,663	517,127
Microsoft Corp	1,443	227,561
Oracle Corp	10,432	552,687
		1,297,375

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson Value Plus Income Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Common Stocks – (continued)
Specialty Retail – 0.4%
Lookers PLC	424,051	$308,887
Textiles, Apparel & Luxury Goods – 0.4%
Kontoor Brands Inc	7,288	306,023
Total Common Stocks (cost $24,043,954)		29,169,101
Preferred Stocks – 0.6%
Asset-Backed Securities – 0.2%
Prosper Pass-Thru Trust II Series 2019-St1 (144A)	520,000	115,752
Consumer Finance – 0.2%
Synchrony Financial, 5.6250%	5,300	135,415
Equity Real Estate Investment Trusts (REITs) – 0.2%
Crown Castle International Corp, 6.8800%	140	179,430
Total Preferred Stocks (cost $402,841)		430,597
Investment Companies – 3.8%
Money Markets – 3.8%
Janus Henderson Cash Liquidity Fund LLC, 1.7210%ºº,£ (cost $2,727,073)	2,726,990	2,726,990
Total Investments (total cost $69,402,780) – 103.9%		75,222,538
Liabilities, net of Cash, Receivables and Other Assets – (3.9)%		(2,815,731)
Net Assets – 100%		$72,406,807

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$64,994,816	86.4%
Cayman Islands	3,509,471	4.7
United Kingdom	2,003,337	2.7
France	623,137	0.8
Canada	618,036	0.8
Luxembourg	525,657	0.7
Netherlands	442,734	0.6
Singapore	402,766	0.5
Germany	378,735	0.5
Zambia	323,346	0.4
Panama	312,855	0.4
Brazil	199,100	0.3
Czech Republic	195,263	0.3
South Korea	194,025	0.2
Switzerland	168,485	0.2
Spain	120,775	0.2
Ireland	79,430	0.1
Australia	69,062	0.1
Italy	61,508	0.1

Total	$75,222,538	100.0%

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

20	DECEMBER 31, 2019

Janus Henderson Value Plus Income Fund

Schedule of Investments (unaudited)

December 31, 2019

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/19
Investment Companies - 3.8%
Money Markets - 3.8%
Janus Henderson Cash Liquidity Fund LLC, 1.7210%ºº	$26,689	$(141)	$(83)	$2,726,990

	Share Balance at 6/30/19	Purchases	Sales	Share Balance at 12/31/19
Investment Companies - 3.8%
Money Markets - 3.8%
Janus Henderson Cash Liquidity Fund LLC, 1.7210%ºº	717,149	26,492,910	(24,483,069)	2,726,990

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	21

Janus Henderson Value Plus Income Fund

Schedule of Investments (unaudited)

December 31, 2019

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America, National Association:
British Pound	2/19/20	(81,610)	$105,938	$(2,288)
Canadian Dollar	2/19/20	13,080	(9,844)	233
Euro	2/19/20	(264,230)	292,274	(4,971)
Singapore Dollar	2/19/20	(9,780)	7,219	(58)

				(7,084)
Barclays Capital, Inc.:
British Pound	2/19/20	(8,750)	11,358	(246)
Canadian Dollar	2/19/20	12,000	(9,119)	125
Euro	2/19/20	101,800	(113,703)	816
Singapore Dollar	2/19/20	35,280	(25,960)	292

				987
Citibank, National Association:
British Pound	2/19/20	(6,300)	8,419	64
British Pound	2/19/20	(674,420)	873,504	(20,865)
Canadian Dollar	2/19/20	(564,705)	425,825	$(9,201)
Euro	2/19/20	(409,700)	453,490	(7,400)
Singapore Dollar	2/19/20	(588,970)	431,627	(6,629)

				(44,031)
JPMorgan Chase Bank, National Association:
British Pound	2/19/20	(76,500)	98,831	(2,618)
Canadian Dollar	2/19/20	43,000	(32,410)	715
Euro	2/19/20	(878,800)	972,403	(16,200)
Singapore Dollar	2/19/20	20,300	(14,895)	210

				(17,893)
Total				$(68,021)

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

22	DECEMBER 31, 2019

Janus Henderson Value Plus Income Fund

Schedule of Investments (unaudited)

December 31, 2019

Schedule of Futures

Description	Number of Contracts	Expiration Date	Value and Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)
Futures Purchased:
2-Year US Treasury Note	17	3/31/20	$3,663,500	$(2,514)	$797
5-Year US Treasury Note	44	3/31/20	5,218,813	(19,594)	(1,031)
90 Day Euro	4	3/16/20	982,650	14,750	50
90 Day Euro	4	6/15/20	983,100	15,250	(50)
90 Day Euro	4	9/14/20	983,650	15,750	(50)
Ultra 10-Year Treasury Note	7	3/20/20	984,922	(12,195)	(1,203)
US Treasury Long Bond	13	3/20/20	2,026,781	(43,920)	(4,469)
Total				$(32,473)	$(5,956)

Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Reference Asset	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)
CDX.NA.HY.S33, Fixed Rate of 5.00%, Paid Quarterly	12/20/24	(940,500)	USD	$(66,974)	$(25,353)	$326

The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of December 31, 2019.

Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of December 31, 2019

	Credit Contracts	Currency Contracts	Interest Rate Contracts	Total
Asset Derivatives:
Forward foreign currency exchange contracts	$ -	$ 2,455	$ -	$ 2,455
Variation margin receivable	326	50	797	1,173

Total Asset Derivatives	$ 326	$ 2,505	$ 797	$ 3,628

Liability Derivatives:
Forward foreign currency exchange contracts	$ -	$ 70,476	$ -	$70,476
Variation margin payable	-	100	6,703	6,803

Total Liability Derivatives	$ -	$ 70,576	$ 6,703	$77,279

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	23

Janus Henderson Value Plus Income Fund

Schedule of Investments (unaudited)

December 31, 2019

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended December 31, 2019.

The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended December 31, 2019

Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Credit Contracts	Currency Contracts	Interest Rate Contracts	Total
Futures contracts	$ -	$ -	$ (10,207)	$ (10,207)
Forward foreign currency exchange contracts	-	76,105	-	76,105
Swap contracts	(8,707)	-	-	(8,707)

Total	$ (8,707)	$ 76,105	$ (10,207)	$ 57,191

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Credit Contracts	Currency Contracts	Interest Rate Contracts	Total
Futures contracts	$ -	$ (1,750)	$ (167,067)	$(168,817)
Forward foreign currency exchange contracts	-	(66,909)	-	(66,909)
Swap contracts	(15,185)	-	-	(15,185)

Total	$(15,185)	$(68,659)	$ (167,067)	$(250,911)

Please see the “Net Realized Gain/(Loss) on Investments” and “Change in Unrealized Net Appreciation/Depreciation” sections of the Fund’s Statement of Operations.

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended December 31, 2019

Market Value(a)
Credit default swaps, buy protection	$ (40,700)
Forward foreign currency exchange contracts, purchased	61,751
Forward foreign currency exchange contracts, sold	3,430,859
Futures contracts, purchased	13,358,179
Futures contracts, sold	1,176,170

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount purchased or sold.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

24	DECEMBER 31, 2019

Janus Henderson Value Plus Income Fund

Notes to Schedule of Investments and Other Information (unaudited)

Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based measure of the investment grade, US dollar-denominated, fixed-rate taxable bond market.
Russell 1000® Value Index	Russell 1000® Value Index reflects the performance of U.S. large-cap equities with lower price-to-book ratios and lower expected growth values.
Value Income Index 40/60	Value Income Index is an internally-calculated, hypothetical combination of total returns from the Russell 1000® Value Index (40%) and the Bloomberg Barclays U.S. Aggregate Bond Index (60%).

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2019 is $18,905,605, which represents 26.1% of net assets.

ƒ

All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See Notes to Financial Statements.

‡

Variable or floating rate security. Rate shown is the current rate as of December 31, 2019. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of December 31, 2019.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

¤

Interest only security. An interest only security represents the interest only portion of a pool of underlying mortgages or mortgage-backed securities which are separated and sold individually from the principal portion of the securities. Principal amount shown represents the par value on which interest payments are based.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Janus Investment Fund	25

Janus Henderson Value Plus Income Fund

Notes to Schedule of Investments and Other Information (unaudited)

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2019. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$10,188,219	$-
Bank Loans and Mezzanine Loans	-	4,911,835	-
Corporate Bonds	-	16,646,872	-
Mortgage-Backed Securities	-	11,103,483	-
United States Treasury Notes/Bonds	-	45,441	-
Common Stocks	29,169,101	-	-
Preferred Stocks	-	430,597	-
Investment Companies	-	2,726,990	-
Total Investments in Securities	$29,169,101	$46,053,437	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	2,455	-
Variation Margin Receivable	847	326	-
Total Assets	$29,169,948	$46,056,218	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$70,476	$-
Variation Margin Payable	6,803	-	-
Total Liabilities	$6,803	$70,476	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

26	DECEMBER 31, 2019

Janus Henderson Value Plus Income Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2019

See footnotes at the end of the Statement.

Assets:
Unaffiliated investments, at value(1)	$72,495,548
Affiliated investments, at value(2)	2,726,990
Deposits with brokers for centrally cleared derivatives	40,000
Deposits with brokers for futures	130,000
Forward foreign currency exchange contracts	2,455
Cash denominated in foreign currency(3)	2,167
Closed foreign currency contracts	108
Variation margin receivable	1,173
Non-interested Trustees' deferred compensation	1,862
Receivables:
Fund shares sold	9,458,880
Interest	330,713
Investments sold	265,501
Dividends	59,676
Dividends from affiliates	4,500
Foreign tax reclaims	2,284
Other assets	298,089
Total Assets	85,819,946
Liabilities:
Due to custodian	175,529
Forward foreign currency exchange contracts	70,476
Closed foreign currency contracts	1,128
Variation margin payable	6,803
Payables:	—
Fund shares repurchased	9,532,721
Investments purchased	3,498,388
Professional fees	33,388
Advisory fees	24,978
Transfer agent fees and expenses	8,830
Dividends	5,351
12b-1 Distribution and shareholder servicing fees	4,486
Custodian fees	4,416
Non-interested Trustees' deferred compensation fees	1,862
Affiliated fund administration fees payable	154
Non-interested Trustees' fees and expenses	12
Accrued expenses and other payables	44,617
Total Liabilities	13,413,139
Net Assets	$72,406,807

See Notes to Financial Statements.

Janus Investment Fund	27

Janus Henderson Value Plus Income Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2019

Net Assets Consist of:
Capital (par value and paid-in surplus)	$66,633,668
Total distributable earnings (loss)	5,773,139
Total Net Assets	$72,406,807
Net Assets - Class A Shares	$8,050,936
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	689,510
Net Asset Value Per Share(4)	$11.68
Maximum Offering Price Per Share(5)	$12.39
Net Assets - Class C Shares	$2,864,177
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	247,043
Net Asset Value Per Share(4)	$11.59
Net Assets - Class D Shares	$45,682,782
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,903,150
Net Asset Value Per Share	$11.70
Net Assets - Class I Shares	$4,038,471
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	344,772
Net Asset Value Per Share	$11.71
Net Assets - Class N Shares	$2,969,870
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	253,456
Net Asset Value Per Share	$11.72
Net Assets - Class S Shares	$2,364,000
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	201,783
Net Asset Value Per Share	$11.72
Net Assets - Class T Shares	$6,436,571
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	549,617
Net Asset Value Per Share	$11.71

(1) Includes cost of $66,675,707.

(2) Includes cost of $2,727,073.

(3) Includes cost of $2,167.

(4) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

(5) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

28	DECEMBER 31, 2019

Janus Henderson Value Plus Income Fund

Statement of Operations (unaudited)

For the period ended December 31, 2019

Investment Income:
Interest	$818,977
Dividends	432,853
Dividends from affiliates	26,689
Other income	14,975
Foreign tax withheld	(3,919)
Total Investment Income	1,289,575
Expenses:
Advisory fees	189,681
12b-1 Distribution and shareholder servicing fees:
Class A Shares	1,510
Class C Shares	—
Class S Shares	112
Transfer agent administrative fees and expenses:
Class D Shares	25,162
Class S Shares	2,881
Class T Shares	6,598
Transfer agent networking and omnibus fees:
Class A Shares	1,003
Class C Shares	516
Class I Shares	819
Other transfer agent fees and expenses:
Class A Shares	236
Class C Shares	73
Class D Shares	3,528
Class I Shares	58
Class N Shares	57
Class S Shares	24
Class T Shares	64
Non-affiliated fund administration fees	39,643
Registration fees	39,394
Professional fees	27,282
Shareholder reports expense	14,664
Custodian fees	7,310
Affiliated fund administration fees	791
Non-interested Trustees’ fees and expenses	738
Other expenses	1,020
Total Expenses	363,164
Less: Excess Expense Reimbursement and Waivers	(106,575)
Net Expenses	256,589
Net Investment Income/(Loss)	1,032,986

See Notes to Financial Statements.

Janus Investment Fund	29

Janus Henderson Value Plus Income Fund

Statement of Operations (unaudited)

For the period ended December 31, 2019

Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$659,524
Investments in affiliates	(141)
Forward foreign currency exchange contracts	76,105
Futures contracts	(10,207)
Swap contracts	(8,707)
Total Net Realized Gain/(Loss) on Investments	716,574
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and non-interested Trustees’ deferred compensation	2,218,059
Investments in affiliates	(83)
Forward foreign currency exchange contracts	(66,909)
Futures contracts	(168,817)
Swap contracts	(15,185)
Total Change in Unrealized Net Appreciation/Depreciation	1,967,065
Net Increase/(Decrease) in Net Assets Resulting from Operations	$3,716,625

See Notes to Financial Statements.

30	DECEMBER 31, 2019

Janus Henderson Value Plus Income Fund

Statements of Changes in Net Assets

	Period ended December 31, 2019 (unaudited)	Year ended June 30, 2019

Operations:
Net investment income/(loss)	$1,032,986	$1,649,136
Net realized gain/(loss) on investments	716,574	2,184,267
Change in unrealized net appreciation/depreciation	1,967,065	307,774
Net Increase/(Decrease) in Net Assets Resulting from Operations	3,716,625	4,141,177
Dividends and Distributions to Shareholders
Class A Shares	(287,025)	(516,417)
Class C Shares	(104,608)	(340,771)
Class D Shares	(1,797,207)	(2,243,141)
Class I Shares	(141,795)	(267,121)
Class N Shares	(120,422)	(92,746)
Class S Shares	(94,659)	(141,437)
Class T Shares	(239,383)	(182,299)
Net Decrease from Dividends and Distributions to Shareholders	(2,785,099)	(3,783,932)
Capital Share Transactions:
Class A Shares	4,510,967	(4,170,265)
Class C Shares	1,119,631	(3,739,635)
Class D Shares	8,683,821	2,274,909
Class I Shares	1,966,739	(2,507,101)
Class N Shares	(85,980)	1,738,236
Class S Shares	94,557	136,790
Class T Shares	2,702,111	952,455
Net Increase/(Decrease) from Capital Share Transactions	18,991,846	(5,314,611)
Net Increase/(Decrease) in Net Assets	19,923,372	(4,957,366)
Net Assets:
Beginning of period	52,483,435	57,440,801
End of period	$72,406,807	$52,483,435

See Notes to Financial Statements.

Janus Investment Fund	31

Janus Henderson Value Plus Income Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$11.49	$11.50	$11.72	$10.87	$11.26	$12.26
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.19	0.33	0.20	0.24	0.24	0.22
Net realized and unrealized gain/(loss)	0.48	0.46	0.31	1.01	(0.14)	0.05
Total from Investment Operations	0.67	0.79	0.51	1.25	0.10	0.27
Less Dividends and Distributions:
Dividends (from net investment income)	(0.22)	(0.35)	(0.25)	(0.26)	(0.23)	(0.29)
Distributions (from capital gains)	(0.26)	(0.45)	(0.48)	(0.14)	(0.26)	(0.98)
Total Dividends and Distributions	(0.48)	(0.80)	(0.73)	(0.40)	(0.49)	(1.27)
Net Asset Value, End of Period	$11.68	$11.49	$11.50	$11.72	$10.87	$11.26
Total Return*	5.93%	7.47%	4.38%	11.71%	1.01%	2.25%
Net Assets, End of Period (in thousands)	$8,051	$3,467	$7,591	$7,130	$6,082	$6,213
Average Net Assets for the Period (in thousands)	$5,691	$7,851	$7,370	$6,531	$5,981	$6,599
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.09%	1.33%	1.37%	1.29%	1.38%	1.43%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.78%	0.82%	0.95%	0.95%	0.94%	0.97%
Ratio of Net Investment Income/(Loss)	3.35%	2.93%	1.70%	2.14%	2.19%	1.84%
Portfolio Turnover Rate	37%(2)	144%(2)	100%(2)	86%	77%	89%

Class C Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$11.41	$11.53	$11.74	$10.90	$11.28	$12.29
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.21	0.30	0.11	0.16	0.16	0.13
Net realized and unrealized gain/(loss)	0.48	0.45	0.32	0.99	(0.13)	0.04
Total from Investment Operations	0.69	0.75	0.43	1.15	0.03	0.17
Less Dividends and Distributions:
Dividends (from net investment income)	(0.25)	(0.42)	(0.16)	(0.17)	(0.15)	(0.20)
Distributions (from capital gains)	(0.26)	(0.45)	(0.48)	(0.14)	(0.26)	(0.98)
Total Dividends and Distributions	(0.51)	(0.87)	(0.64)	(0.31)	(0.41)	(1.18)
Net Asset Value, End of Period	$11.59	$11.41	$11.53	$11.74	$10.90	$11.28
Total Return*	6.11%	7.09%	3.67%	10.71%	0.38%	1.41%
Net Assets, End of Period (in thousands)	$2,864	$1,723	$5,426	$5,649	$6,283	$7,029
Average Net Assets for the Period (in thousands)	$1,943	$5,494	$5,599	$5,470	$6,419	$6,880
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.16%	1.65%	2.12%	2.06%	2.10%	2.18%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.75%	1.12%	1.70%	1.72%	1.66%	1.72%
Ratio of Net Investment Income/(Loss)	3.72%	2.62%	0.94%	1.36%	1.47%	1.09%
Portfolio Turnover Rate	37%(2)	144%(2)	100%(2)	86%	77%	89%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

32	DECEMBER 31, 2019

Janus Henderson Value Plus Income Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$11.52	$11.50	$11.72	$10.87	$11.26	$12.26
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.19	0.33	0.21	0.26	0.25	0.23
Net realized and unrealized gain/(loss)	0.47	0.46	0.31	1.01	(0.14)	0.06
Total from Investment Operations	0.66	0.79	0.52	1.27	0.11	0.29
Less Dividends and Distributions:
Dividends (from net investment income)	(0.22)	(0.32)	(0.26)	(0.28)	(0.24)	(0.31)
Distributions (from capital gains)	(0.26)	(0.45)	(0.48)	(0.14)	(0.26)	(0.98)
Total Dividends and Distributions	(0.48)	(0.77)	(0.74)	(0.42)	(0.50)	(1.29)
Net Asset Value, End of Period	$11.70	$11.52	$11.50	$11.72	$10.87	$11.26
Total Return*	5.81%	7.52%	4.51%	11.84%	1.12%	2.39%
Net Assets, End of Period (in thousands)	$45,683	$36,343	$33,825	$33,243	$26,205	$29,170
Average Net Assets for the Period (in thousands)	$41,847	$33,596	$33,423	$30,598	$26,758	$29,440
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.15%	1.46%	1.27%	1.21%	1.31%	1.33%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.82%	0.85%	0.82%	0.83%	0.83%	0.83%
Ratio of Net Investment Income/(Loss)	3.26%	2.91%	1.82%	2.26%	2.31%	1.97%
Portfolio Turnover Rate	37%(2)	144%(2)	100%(2)	86%	77%	89%

Class I Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$11.53	$11.51	$11.73	$10.88	$11.27	$12.28
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.20	0.33	0.22	0.27	0.25	0.24
Net realized and unrealized gain/(loss)	0.46	0.47	0.31	1.00	(0.13)	0.05
Total from Investment Operations	0.66	0.80	0.53	1.27	0.12	0.29
Less Dividends and Distributions:
Dividends (from net investment income)	(0.22)	(0.33)	(0.27)	(0.28)	(0.25)	(0.32)
Distributions (from capital gains)	(0.26)	(0.45)	(0.48)	(0.14)	(0.26)	(0.98)
Total Dividends and Distributions	(0.48)	(0.78)	(0.75)	(0.42)	(0.51)	(1.30)
Net Asset Value, End of Period	$11.71	$11.53	$11.51	$11.73	$10.88	$11.27
Total Return*	5.84%	7.56%	4.57%	11.91%	1.18%	2.39%
Net Assets, End of Period (in thousands)	$4,038	$2,044	$4,586	$6,814	$3,149	$3,965
Average Net Assets for the Period (in thousands)	$2,608	$3,890	$6,109	$5,106	$3,682	$4,859
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.13%	1.32%	1.16%	1.13%	1.21%	1.22%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.75%	0.79%	0.76%	0.76%	0.77%	0.74%
Ratio of Net Investment Income/(Loss)	3.42%	2.91%	1.88%	2.33%	2.36%	2.00%
Portfolio Turnover Rate	37%(2)	144%(2)	100%(2)	86%	77%	89%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

Janus Investment Fund	33

Janus Henderson Value Plus Income Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year or period ended June 30	2019	2019	2018(1)
Net Asset Value, Beginning of Period	$11.53	$11.51	$11.66
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.20	0.35	0.21
Net realized and unrealized gain/(loss)	0.48	0.46	0.37
Total from Investment Operations	0.68	0.81	0.58
Less Dividends and Distributions:
Dividends (from net investment income)	(0.23)	(0.34)	(0.25)
Distributions (from capital gains)	(0.26)	(0.45)	(0.48)
Total Dividends and Distributions	(0.49)	(0.79)	(0.73)
Net Asset Value, End of Period	$11.72	$11.53	$11.51
Total Return*	5.97%	7.65%	5.05%
Net Assets, End of Period (in thousands)	$2,970	$3,009	$1,221
Average Net Assets for the Period (in thousands)	$2,907	$1,435	$836
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.07%	1.44%	1.25%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.69%	0.71%	0.69%
Ratio of Net Investment Income/(Loss)	3.37%	3.08%	1.99%
Portfolio Turnover Rate(3)	37%	144%	100%

Class S Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$11.53	$11.51	$11.73	$10.88	$11.26	$12.26
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.19	0.32	0.19	0.23	0.26	0.19
Net realized and unrealized gain/(loss)	0.48	0.47	0.30	1.01	(0.13)	0.05
Total from Investment Operations	0.67	0.79	0.49	1.24	0.13	0.24
Less Dividends and Distributions:
Dividends (from net investment income)	(0.22)	(0.32)	(0.23)	(0.25)	(0.25)	(0.26)
Distributions (from capital gains)	(0.26)	(0.45)	(0.48)	(0.14)	(0.26)	(0.98)
Total Dividends and Distributions	(0.48)	(0.77)	(0.71)	(0.39)	(0.51)	(1.24)
Net Asset Value, End of Period	$11.72	$11.53	$11.51	$11.73	$10.88	$11.26
Total Return*	5.89%	7.45%	4.23%	11.54%	1.28%	2.00%
Net Assets, End of Period (in thousands)	$2,364	$2,233	$2,083	$1,993	$2,088	$2,063
Average Net Assets for the Period (in thousands)	$2,280	$2,119	$2,053	$1,950	$2,023	$2,428
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.36%	1.62%	1.63%	1.53%	1.63%	1.64%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.83%	0.90%	1.06%	1.07%	0.77%	1.18%
Ratio of Net Investment Income/(Loss)	3.24%	2.86%	1.59%	2.02%	2.37%	1.57%
Portfolio Turnover Rate	37%(3)	144%(3)	100%(3)	86%	77%	89%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from August 4, 2017 (inception date) through June 30, 2018.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

34	DECEMBER 31, 2019

Janus Henderson Value Plus Income Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2019 (unaudited) and the year ended June 30	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$11.53	$11.51	$11.72	$10.88	$11.26	$12.27
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.19	0.32	0.20	0.24	0.26	0.22
Net realized and unrealized gain/(loss)	0.46	0.46	0.32	1.01	(0.13)	0.04
Total from Investment Operations	0.65	0.78	0.52	1.25	0.13	0.26
Less Dividends and Distributions:
Dividends (from net investment income)	(0.21)	(0.31)	(0.25)	(0.27)	(0.25)	(0.29)
Distributions (from capital gains)	(0.26)	(0.45)	(0.48)	(0.14)	(0.26)	(0.98)
Total Dividends and Distributions	(0.47)	(0.76)	(0.73)	(0.41)	(0.51)	(1.27)
Net Asset Value, End of Period	$11.71	$11.53	$11.51	$11.72	$10.88	$11.26
Total Return*	5.76%	7.41%	4.49%	11.63%	1.26%	2.18%
Net Assets, End of Period (in thousands)	$6,437	$3,665	$2,708	$4,039	$1,627	$3,662
Average Net Assets for the Period (in thousands)	$5,215	$2,857	$3,357	$3,480	$2,419	$4,490
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.27%	1.55%	1.35%	1.32%	1.32%	1.39%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.93%	0.95%	0.91%	0.93%	0.73%	0.93%
Ratio of Net Investment Income/(Loss)	3.18%	2.81%	1.72%	2.14%	2.39%	1.82%
Portfolio Turnover Rate	37%(2)	144%(2)	100%(2)	86%	77%	89%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

Janus Investment Fund	35

Janus Henderson Value Plus Income Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Value Plus Income Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 47 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks capital appreciation and current income. The Fund is classified as diversified, as defined in the 1940 Act.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares. Class D shares are closed to certain new investors.

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Funds have adopted an auto-conversion policy pursuant to which Class C Shares that have been held for ten years will be automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the tenth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund will rely on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares. Please contact your financial intermediary for additional information.

Class D Shares are generally no longer being made available to new investors who do not already have a direct account with the Janus Henderson funds. Class D Shares are available only to investors who hold accounts directly with the Janus Henderson funds, to immediate family members or members of the same household of an eligible individual investor, and to existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, Janus Capital Management LLC (“Janus Capital”), or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Distributors LLC dba Janus Henderson Distributors (“Janus Henderson Distributors”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory

36	DECEMBER 31, 2019

Janus Henderson Value Plus Income Fund

Notes to Financial Statements (unaudited)

programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service

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Janus Henderson Value Plus Income Fund

Notes to Financial Statements (unaudited)

approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

38	DECEMBER 31, 2019

Janus Henderson Value Plus Income Fund

Notes to Financial Statements (unaudited)

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

Dividends of net investment income are generally declared and distributed monthly, and realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or the Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended December 31, 2019 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or

Janus Investment Fund	39

Janus Henderson Value Plus Income Fund

Notes to Financial Statements (unaudited)

other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital's ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE

40	DECEMBER 31, 2019

Janus Henderson Value Plus Income Fund

Notes to Financial Statements (unaudited)

shall be used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).

During the period, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

Futures Contracts

A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Fund is subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts on commodities are valued at the settlement price on valuation date on the commodities exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. In the event that foreign futures trade when the foreign equity markets are closed, the last foreign futures trade price shall be used. Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.

Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund’s futures commission merchant.

With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

During the period, the Fund purchased interest rate futures to increase exposure to interest rate risk.

During the period, the Fund sold interest rate futures to decrease exposure to interest rate risk.

During the period, the Fund purchased futures on currency indices to increase exposure to currency risk.

Swaps

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.

Janus Investment Fund	41

Janus Henderson Value Plus Income Fund

Notes to Financial Statements (unaudited)

Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.

Index swaps, interest rate swaps, and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades. The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Fund’s Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).

The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

The Fund may enter into various types of credit default swap agreements, including OTC credit default swap agreements and index credit default swaps (“CDX”), for investment purposes and to add leverage to its portfolio. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to liquidity risk, counterparty risk, and credit risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

As a buyer of credit protection, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, the Fund as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and potentially received no benefit from the contract.

If the Fund is the seller of credit protection against a particular security, the Fund would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio

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Notes to Financial Statements (unaudited)

because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.

The Fund may invest in CDXs. A CDX is a swap on an index of credit default swaps. CDXs allow an investor to manage credit risk or take a position on a basket of credit entities (such as credit default swaps or commercial mortgage-backed securities) in a more efficient manner than transacting in a single-name CDS. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return for a payment of notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The underlying company is then removed from the index. If the Fund holds a long position in a CDX, the Fund would indirectly bear its proportionate share of any expenses paid by a CDX. A Fund holding a long position in CDXs typically receives income from principal or interest paid on the underlying securities. By investing in CDXs, the Fund could be exposed to illiquidity risk, counterparty risk, and credit risk of the issuers of the underlying loan obligations and of the CDX markets. If there is a default by the CDX counterparty, the Fund will have contractual remedies pursuant to the agreements related to the transaction. CDXs also bear the risk that the Fund will not be able to meet its obligation to the counterparty.

During the period, the Fund purchased protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices where reducing this exposure via the cash bond market was less attractive.

3. Other Investments and Strategies

Additional Investment Risk

The Fund may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes or adverse developments specific to the issuer.

In the aftermath of the 2007-2008 financial crisis, the financial sector experienced reduced liquidity in credit and other fixed-income markets, and an unusually high degree of volatility, both domestically and internationally. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. For example, the enactment of the Dodd-Frank Act in 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, over-the-counter derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (commonly known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will conclude, or how financial markets will react.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal

Janus Investment Fund	43

Janus Henderson Value Plus Income Fund

Notes to Financial Statements (unaudited)

conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Loans

The Fund may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Commercial loans will comprise no more than 20% of the Fund’s total assets. Below are descriptions of the types of loans held by the Fund as of December 31, 2019.

• Bank Loans - Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities.

• Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as London Interbank Offered Rate (“LIBOR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (‘‘borrowers’’) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. While the Fund generally expects to invest in fully funded term loans, certain of the loans in which the Fund may invest include revolving loans, bridge loans, and delayed draw term loans.

Purchasers of floating rate loans may pay and/or receive certain fees. The Fund may receive fees such as covenant waiver fees or prepayment penalty fees. The Fund may pay fees such as facility fees. Such fees may affect the Fund’s return.

• Mezzanine Loans - Mezzanine loans are secured by the stock of the company that owns the assets. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure.

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Janus Henderson Value Plus Income Fund

Notes to Financial Statements (unaudited)

Mortgage- and Asset-Backed Securities

Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed by the full faith and credit of the U.S. Government, which means that the U.S. Government guarantees that the interest and principal will be paid when due. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases, and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.

The Fund may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.

The following tables present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of December 31, 2019” table located in the Fund’s Schedule of Investments.

Janus Investment Fund	45

Janus Henderson Value Plus Income Fund

Notes to Financial Statements (unaudited)

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

Bank of America, National Association	$233	$(233)	$—	$—
Barclays Capital, Inc.	1,233	(246)	—	987
Citibank, National Association	64	(64)	—	—
JPMorgan Chase Bank, National Association	925	(925)	—	—

Total	$2,455	$(1,468)	$—	$987
Offsetting of Financial Liabilities and Derivative Liabilities

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Liabilities	or Liability(a)	Pledged(b)	Net Amount

Bank of America, National Association	$7,317	$(233)	$—	$7,084
Barclays Capital, Inc.	246	(246)	—	—
Citibank, National Association	44,095	(64)	—	44,031
JPMorgan Chase Bank, National Association	18,818	(925)	—	17,893

Total	$70,476	$(1,468)	$—	$69,008
(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

The Fund generally does not exchange collateral on its forward foreign currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract's obligation value.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Sovereign Debt

The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency

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Notes to Financial Statements (unaudited)

reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.

TBA Commitments

The Fund may enter into “to be announced” or “TBA” commitments. TBAs are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. Although the particular TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. Because TBA commitments do not require the purchase and sale of identical securities, the characteristics of the security delivered to the Fund may be less favorable than the security delivered to the dealer. If the counterparty to a transaction fails to deliver the security, the Fund could suffer a loss.

When-Issued, Delayed Delivery and Forward Commitment Transactions

The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.

When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.

4. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays Janus Capital Management LLC (“Janus Capital”) an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.60% of its average daily net assets.

Perkins Investment Management LLC (“Perkins”) serves as subadviser to the Fund. Perkins (together with its predecessors), has been in the investment management business since 1984 and provides day-to-day management of the equity portion of the Fund’s investment operations subject to the general oversight of Janus Capital. Janus Capital is responsible for the day-to-day management of the fixed income portion of the Fund’s investment portfolio. Janus Capital owns 100% of Perkins.

Janus Capital pays Perkins a subadvisory fee equal to 50% of the advisory fee payable by the equity portion of the Fund to Janus Capital (net of any fee waivers, and expense reimbursements).

Janus Investment Fund	47

Janus Henderson Value Plus Income Fund

Notes to Financial Statements (unaudited)

Janus Capital has contractually agreed to waive the advisory fee payable by the Fund or reimburse expenses in an amount equal to the amount, if any, that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.68% of the Fund’s average daily net assets. Janus Capital has agreed to continue the waivers until at least October 28, 2020. If applicable, amounts waived and/or reimbursed to the Fund by Janus Capital are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

Janus Services LLC (“Janus Services”), a wholly-owned subsidiary of Janus Capital, is the Fund’s transfer agent. In addition, Janus Services provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Fund. Janus Services is not compensated for its services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Certain, but not all, intermediaries may charge administrative fees (such as networking and omnibus) to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to Janus Services, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between Janus Services and the Fund, Janus Services may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. Janus Capital and its affiliates benefit from an increase in assets that may result from such relationships. The Funds’ Trustees have set limits on fees that the Funds may incur with respect to administrative fees paid for omnibus or networked accounts. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

Effective July 1, 2019, the Board of Trustees of Janus Investment Fund approved a new administrative fee rate for Class D Shares detailed in the table below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

The Fund’s actual Class D administrative fee rate was 0.12% for the reporting period.

Prior to July 1, 2019, the Fund’s Class D Shares paid an administrative services fee at an annual rate of 0.12% of the average daily net assets of Class D Shares for shareholder services provided by Janus Services. Janus Services provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Janus Services receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. Janus Services expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. Janus Services or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to Class S Shares and Class T Shares of the Fund. Janus Services may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or

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Notes to Financial Statements (unaudited)

similar systems, or those processed on a manual basis with Janus Capital. For all share classes, Janus Services also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Janus Services is compensated for its services related to the Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, Janus Henderson Distributors, a wholly-owned subsidiary of Janus Capital, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets, and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to Janus Henderson Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Payments under the Plan are not tied exclusively to actual 12b-1 distribution and shareholder service expenses, and the payments may exceed 12b-1 distribution and shareholder service expenses actually incurred. If any of the Fund’s actual 12b-1 distribution and shareholder service expenses incurred during a calendar year are less than the payments made during a calendar year, the Fund will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution and shareholder servicing fees” in the Statement of Operations.

Janus Capital serves as administrator to the Fund pursuant to an administration agreement between Janus Capital and the Trust. Under the administration agreement, Janus Capital is obligated to provide or arrange for the provision of certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). In addition, employees of Janus Capital and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of Janus Capital employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by Janus Capital, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services Janus Capital (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of Janus Capital and/or its affiliates, are shared with the Fund. Total compensation of $230,755 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2019. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2019 on the Statement of Assets and Liabilities in the asset, “Non-interested Trustees’ deferred compensation,” and liability, “Non-interested Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2019 are included in “Non-interested Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $236,725 were paid by the Trust to the Trustees under the Deferred Plan during the period ended December 31, 2019.

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As

Janus Investment Fund	49

Janus Henderson Value Plus Income Fund

Notes to Financial Statements (unaudited)

adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2019 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2019 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between Janus Henderson Distributors and financial intermediaries. During the period ended December 31, 2019, Janus Henderson Distributors retained upfront sales charges of $7,585.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to Janus Henderson Distributors during the period ended December 31, 2019.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended December 31, 2019, redeeming shareholders of Class C Shares paid CDSCs of $580.

As of December 31, 2019, shares of the Fund were owned by affiliates of Janus Henderson Investors, and/or other funds advised by Janus Henderson, as indicated in the table below:

Class	% of Class Owned	% of Fund Owned
Class A Shares	21%	2%
Class C Shares	-	-
Class D Shares	-	-
Class I Shares	-	-
Class N Shares	2	-*
Class S Shares	100	3
Class T Shares	-	-

* Less than 0.50%

In addition, other shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with accounting principles generally accepted in the United States of America).

The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by Janus Capital in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal

50	DECEMBER 31, 2019

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Notes to Financial Statements (unaudited)

Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended December 31, 2019, the Fund engaged in cross trades amounting to $228,372 in sales, resulting in a net realized gain of $15,594. The net realized gain is included within the “Net Realized Gain/(Loss) on Investments” section of the Fund’s Statement of Operations.

5. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2019 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 69,500,604	$ 6,360,714	$ (638,780)	$ 5,721,934

Information on the tax components of derivatives as of December 31, 2019 is as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ (66,974)	$ 48,205	$ (174,052)	$ (125,847)

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

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Notes to Financial Statements (unaudited)

6. Capital Share Transactions

	Period ended December 31, 2019		Year ended June 30, 2019
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	411,459	$4,787,281	56,198	$ 625,519
Reinvested dividends and distributions	24,420	284,859	47,822	514,497
Shares repurchased	(48,061)	(561,173)	(462,512)	(5,310,281)
Net Increase/(Decrease)	387,818	$4,510,967	(358,492)	$(4,170,265)
Class C Shares:
Shares sold	129,882	$1,506,993	71,304	$ 799,423
Reinvested dividends and distributions	8,657	100,338	31,099	334,262
Shares repurchased	(42,475)	(487,700)	(422,222)	(4,873,320)
Net Increase/(Decrease)	96,064	$1,119,631	(319,819)	$(3,739,635)
Class D Shares:
Shares sold	855,396	$9,932,916	685,870	$ 7,732,332
Reinvested dividends and distributions	150,249	1,756,007	203,076	2,188,946
Shares repurchased	(257,667)	(3,005,102)	(674,749)	(7,646,369)
Net Increase/(Decrease)	747,978	$8,683,821	214,197	$ 2,274,909
Class I Shares:
Shares sold	187,823	$2,204,634	64,328	$ 740,119
Reinvested dividends and distributions	12,113	141,771	24,822	267,083
Shares repurchased	(32,513)	(379,666)	(310,148)	(3,514,303)
Net Increase/(Decrease)	167,423	$1,966,739	(220,998)	$(2,507,101)
Class N Shares:
Shares sold	12,483	$ 145,823	165,300	$ 1,862,207
Reinvested dividends and distributions	10,296	120,422	8,535	92,746
Shares repurchased	(30,245)	(352,225)	(19,024)	(216,717)
Net Increase/(Decrease)	(7,466)	$ (85,980)	154,811	$ 1,738,236
Class S Shares:
Shares sold	1	$ 39	-	$ (73)
Reinvested dividends and distributions	8,088	94,659	13,113	141,437
Shares repurchased	(12)	(141)	(391)	(4,574)
Net Increase/(Decrease)	8,077	$ 94,557	12,722	$ 136,790
Class T Shares:
Shares sold	299,392	$3,488,027	246,968	$ 2,827,586
Reinvested dividends and distributions	20,437	239,100	16,789	181,333
Shares repurchased	(88,149)	(1,025,016)	(181,110)	(2,056,464)
Net Increase/(Decrease)	231,680	$2,702,111	82,647	$ 952,455

7. Purchases and Sales of Investment Securities

For the period ended December 31, 2019, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$38,208,204	$ 22,549,391	$ 45,849	$ -

52	DECEMBER 31, 2019

Janus Henderson Value Plus Income Fund

Notes to Financial Statements (unaudited)

8. Recent Accounting Pronouncements

The FASB issued Accounting Standards Update No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities ("ASU 2017-08") to amend the amortization period for certain purchased callable debt securities held at a premium. The guidance requires certain premiums on callable debt securities to be amortized to the earliest call date. The amortization period for callable debt securities purchased at a discount will not be impacted. The amendments are effective for fiscal years and interim periods within those fiscal years, beginning after December 15, 2018. Management has adopted the amendments as of the beginning of this fiscal period.

The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) in August 2018. The new guidance removes, modifies and enhances the disclosures to Topic 820. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. An entity is permitted, and Management has decided, to early adopt the removed and modified disclosures in these financial statements.

9. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2019 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

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Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund is required to disclose its complete holdings as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Fund shareholders. Historically, the Fund filed its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters each fiscal year on Form N-Q. The Fund’s Form N-PORT and Form N-Q filings: (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series, each of whom serves as an “independent” Trustee (the “Trustees”), oversee the management of each Portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each Fund of Janus Investment Fund (together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreements for the Janus Henderson Funds that utilize subadvisers.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Capital and the respective subadvisers in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At a meeting held on December 5, 2019, based on the Trustees’ evaluation of the information provided by Janus Capital, the subadvisers, and the independent fee consultant, as well as other information, the Trustees determined that the overall arrangements between each Janus Henderson Fund and Janus Capital and each subadviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by Janus Capital, its affiliates and the subadvisers, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund, and the subadvisory agreement for each subadvised Janus Henderson Fund, for the period from February 1, 2020 through February 1, 2021, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

54	DECEMBER 31, 2019

Janus Henderson Value Plus Income Fund

Additional Information (unaudited)

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent and quality of the services provided by Janus Capital and the subadvisers to the Janus Henderson Funds, taking into account the investment objective, strategies and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of Janus Capital and each subadviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by Janus Capital or the subadvisers, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered Janus Capital’s role as administrator to the Janus Henderson Funds, noting that Janus Capital generally, does not receive a fee for its services but is reimbursed for its out-of-pocket costs. The Trustees considered the role of Janus Capital in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that Janus Capital provides a number of different services for the Janus Henderson Funds and fund shareholders, ranging from investment management services to various other servicing functions, and that, in its view, Janus Capital is a capable provider of those services. The independent fee consultant also provided its belief that Janus Capital has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent and quality of the services provided by Janus Capital or the subadviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory and subadvisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that Janus Capital and each subadviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable funds and peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, the independent fee consultant found that the overall Janus Henderson Funds’ performance has been reasonable: for the 36 months ended September 30, 2019, approximately 69% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar, and for the 12 months ended September 30, 2019, approximately 71% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar.

The Trustees considered the performance of each Fund, noting that performance may vary by share class, and noted the following:

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

Janus Investment Fund	55

Janus Henderson Value Plus Income Fund

Additional Information (unaudited)

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Developed World Bond Fund, the Trustees noted the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12

56	DECEMBER 31, 2019

Janus Henderson Value Plus Income Fund

Additional Information (unaudited)

months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson International Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson International Small Cap Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and its limited performance history.

• For Janus Henderson International Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital and Perkins had taken or were taking to improve performance, and that the performance trend was improving

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the bottom Broadridge quartile for the 12 months ended May 31, 2019.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

Janus Investment Fund	57

Janus Henderson Value Plus Income Fund

Additional Information (unaudited)

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the third Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson U.S. Growth Opportunities Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital and Geneva had taken or were taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

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Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital and Intech had taken or were taking to improve performance, and that the performance trend was improving.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2019 and the first Broadridge quartile for the 12 months ended May 31, 2019.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2019 and the second Broadridge quartile for the 12 months ended May 31, 2019. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital and Perkins had taken or were taking to improve performance, and that the performance trend was improving.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory and subadvisory agreement(s).

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant and noted that the rate of management fees (investment advisory and any administration but excluding out-of-pocket costs) for many of the Janus Henderson Funds, after applicable waivers, was below the average management fee rate of the respective peer group of funds selected by an independent data provider. The Trustees also examined information regarding the subadvisory fees charged for subadvisory services, as applicable, noting that all such fees were paid by Janus Capital out of its management fees collected from such Janus Henderson Fund.

The independent fee consultant provided its belief that the management fees charged by Janus Capital to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by Janus Capital. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of their respective Broadridge Expense Group

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peers; and (3) and the management fees for the Janus Henderson Funds, on average, were 7% under the average management fees for their Expense Groups. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group peers and to average total expenses for its Broadridge Expense Universe.

For certain Janus Henderson Funds, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable in light of performance trends, performance histories, and existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by Janus Capital and each subadviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by Janus Capital and each subadviser to comparable separate account clients and to comparable non-affiliated funds subadvised by Janus Capital or by a subadviser (for which Janus Capital or the subadviser provides only or primarily portfolio management services). Although in most instances subadvisory and separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that Janus Capital noted that, under the terms of the management agreements with the Janus Henderson Funds, Janus Capital performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, trustee support, regulatory compliance and numerous other services, and that, in serving the Janus Henderson Funds, Janus Capital assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, they noted that the independent fee consultant found that: (1) the management fees Janus Capital charges to the Janus Henderson Funds are reasonable in relation to the management fees Janus Capital charges to funds subadvised by Janus Capital and to the fees Janus Capital charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs; and (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged to Janus Henderson subadvised fund and separate account investors; (4) 11 of 12 Janus Henderson Funds have lower management fees than similar funds subadvised by Janus Capital; and (5) six of nine Janus Henderson Funds have lower management fees than similar separate accounts managed by Janus Capital.

The Trustees considered the fees for each Fund for its fiscal year ended in 2018, and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”):

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

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Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

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• For Janus Henderson Global Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable.

• For Janus Henderson International Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson International Small Cap Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for both share classes.

• For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

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• For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson U.S. Growth Opportunities Fund, that Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that, although the Fund’s expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

The Trustees reviewed information on the overall profitability to Janus Capital and its affiliates of their relationship with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses, and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to Janus Capital from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether Janus Capital and each subadviser receive adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is

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necessarily a product of the allocation methodology utilized by Janus Capital to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found that (1) the expense allocation methodology and rationales utilized by Janus Capital were reasonable and (2) no clear correlation between expense allocations and operating margins. The Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that Janus Capital’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to Janus Capital and its affiliates, as well as the fees paid by Janus Capital to the subadvisers of subadvised Janus Henderson Funds, were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees Janus Capital and the subadvisers charge to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by Janus Capital and any subadviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by Janus Capital.

Economies of Scale

The Trustees considered information about the potential for Janus Capital to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in November 2019 which provided its research and analysis into economies of scale. They also noted that, although many Janus Henderson Funds pay advisory fees at a base fixed rate as a percentage of net assets, without any breakpoints or performance fees, their independent fee consultant concluded that 64% of these Janus Henderson Funds’ share classes have contractual management fees (gross of waivers) below their Broadridge expense group averages. They also noted the following: (1) that for those Janus Henderson Funds whose expenses are being reduced by the contractual expense limitations of Janus Capital, Janus Capital is subsidizing certain of these Janus Henderson Funds because they have not reached adequate scale; (2) as the assets of some of the Janus Henderson Funds have declined in the past few years, certain Janus Henderson Funds have benefited from having advisory fee rates that have remained constant rather than increasing as assets declined; (3) performance fee structures have been implemented for various Janus Henderson Funds that have caused the effective rate of advisory fees payable by such a Janus Henderson Fund to vary depending on the investment performance of the Janus Henderson Fund relative to its benchmark index over the measurement period; and (4) a few Janus Henderson Funds have fee schedules with breakpoints and reduced fee rates above certain asset levels. The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

The Trustees also considered the independent fee consultant’s conclusion that, given the limitations of various analytical approaches to economies of scale and their conflicting results, it is difficult to analytically confirm or deny the existence of economies of scale in the Janus Henderson complex. In this regard, the independent consultant concluded that (1) to the extent there were economies of scale at Janus Capital, Janus Capital’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds which have not yet achieved those economies and (2) by setting lower fixed fees from the start on these Janus Henderson Funds, Janus Capital appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any scale economies that may exist. Further, the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at Janus Capital.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between Janus Capital and the Janus

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Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

Other Benefits to Janus Capital

The Trustees also considered benefits that accrue to Janus Capital and its affiliates and subadvisers to the Janus Henderson Funds from their relationships with the Janus Henderson Funds. They recognized that two affiliates of Janus Capital separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market funds for services provided, and that such compensation contributes to the overall profitability of Janus Capital and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered Janus Capital’s past and proposed use of commissions paid by the Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of Janus Capital and/or Janus Capital, and/or a subadviser to a Janus Henderson Fund. The Trustees concluded that Janus Capital’s and the subadvisers’ use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit each Janus Henderson Fund. The Trustees also concluded that, other than the services provided by Janus Capital and its affiliates and subadvisers pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and Janus Capital and the subadvisers may potentially benefit from their relationship with each other in other ways. They concluded that Janus Capital and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by Janus Capital and its affiliates. They also concluded that Janus Capital and/or the subadvisers benefit from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from Janus Capital’s and/or the subadvisers’ receipt of those products and services as well as research products and services acquired through commissions paid by other clients of Janus Capital and/or other clients of the subadvisers. They further concluded that the success of any Janus Henderson Fund could attract other business to Janus Capital, the subadvisers or other Janus Henderson funds, and that the success of Janus Capital and the subadvisers could enhance Janus Capital’s and the subadvisers’ ability to serve the Janus Henderson Funds.

Approval of an Amended and Restated Investment Advisory Agreement for Janus Henderson Small-Mid Cap Value Fund (formerly, Janus Henderson Select Value Fund)

Janus Capital Management LLC (“Janus Capital”) met with the Trustees, each of whom serves as an “independent” Trustee (the “Trustees”), on December 5, 2018 and March 14, 2019, to discuss the Amended and Restated Investment Advisory Agreement (the “Amended Advisory Agreement”) for Janus Henderson Small-Mid Cap Value Fund (formerly, Janus Henderson Select Value Fund) (“Small-Mid Cap Value Fund”) and other matters related to investment strategy changes to shift the market capitalization focus of Small-Mid Cap Value Fund (the “Strategy Change”). At these meetings, the Trustees discussed the Amended Advisory Agreement and the Strategy Change with their independent counsel, separately from management. During the course of the meetings, the Trustees requested and considered such information as they deemed relevant to their deliberations. At the meeting held on March 14, 2019, the Trustees, upon the recommendation of Janus Capital, voted unanimously to approve the Amended Advisory Agreement for Small-Mid Cap Value Fund, and recommended that the Amended Advisory Agreement be submitted to shareholders for approval. The Trustees also approved matters related to the Strategy Change, effective upon approval of the Amended Advisory Agreement by the Fund’s shareholders.

In determining whether to approve the Amended Advisory Agreement, the Trustees noted their most recent consideration of Small-Mid Cap Value Fund’s current advisory agreement (the “Current Advisory Agreement”) as part of the Trustees’ annual review and consideration of whether to continue the investment advisory agreement and sub-advisory agreement, as applicable, for each Janus Henderson fund, including Small-Mid Cap Value Fund (the “Annual Review”). The Trustees noted that in connection with the Annual Review: (i) the Trustees received and reviewed information provided by Janus Capital and each sub-adviser, including Perkins Investment Management LLC (“Perkins”), in response to requests of the Trustees and their independent legal counsel, and also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant; and (ii) throughout the Annual Review, the Trustees were advised by their independent legal counsel. The Trustees also noted that based on the Trustees’ evaluation of the information provided by Janus Capital, Perkins, and the independent fee consultant, as well as other information, the Trustees determined that the overall arrangements between Small-Mid Cap

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Value Fund and Janus Capital and Perkins were fair and reasonable in light of the nature, extent and quality of the services provided by Janus Capital, its affiliates and Perkins, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and the Trustees unanimously approved the continuation of the Current Advisory Agreement for another year.

In considering the Amended Advisory Agreement, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the Amended Advisory Agreement are discussed separately below.

• The Trustees determined that the terms of the Amended Advisory Agreement are substantially similar to those of the Current Advisory Agreement, which the Trustees recently reviewed as part of the Annual Review, and the material changes made to the Amended Advisory Agreement address the proposed change to the benchmark index and the description of the period used for calculating the performance fee in order to allow for continuity of the fee based on Small-Mid Cap Value Fund’s historical performance over a 36-month measurement period.

• As part of the Strategy Change, Small-Mid Cap Value Fund will focus its investments on common stocks of companies that are small- and mid-capitalization stocks. The Trustees determined that the proposed benchmark index, the Russell 2500TM Value Index, is more closely aligned with a small- and mid-cap stock focus than Small-Mid Cap Value Fund’s current benchmark index, the Russell 3000® Value Index.

• Under the Amended Advisory Agreement, the structure of the performance fee was not changing, other than to utilize a different benchmark and performance calculation period to implement the new benchmark over time, and that this structure had been implemented initially for Small-Mid Cap Value Fund based on analysis provided by the independent fee consultant. The Trustees considered the information provided by Janus Capital in this regard, and noted Janus Capital’s belief that this performance fee structure remained reasonable and appropriate for Small-Mid Cap Value Fund. The Trustees concluded that this performance fee structure was reasonable for Small-Mid Cap Value Fund as proposed, and also determined to seek further analysis from their independent fee consultant with respect to this matter. In this regard, Janus Capital agreed to consider further revisions to the proposed performance fee structure should that be needed based on the additional analysis provided.

• As part of the Strategy Change, Perkins will continue to provide sub-advisory services to Small-Mid Cap Value Fund, but will utilize new portfolio managers to implement Small-Mid Cap Value Fund’s focus on common stocks of companies that are small- and mid-capitalization stocks. In this regard, the Trustees noted the information provided by Janus Capital with respect to the qualifications and experience of the new portfolio managers implementing investment strategies similar to the one to be utilized by Small-Mid Cap Value Fund, and also noted that Perkins and the new portfolio managers provide sub-advisory services to other Janus Henderson funds the Trustees oversee.

• The information provided by Janus Capital with respect to (i) the impact of the Amended Advisory Agreement on the potential advisory fees to be paid by Small-Mid Cap Value Fund going forward; and (ii) the potential transaction costs and capital gains to be incurred by Small-Mid Cap Value Fund as part of the efforts to reposition Small-Mid Cap Value Fund’s portfolio to focus its investments on common stocks of companies that are small- and mid-capitalization stocks. In this regard, the Trustees noted that Small-Mid Cap Value Fund’s operating costs were not expected otherwise to materially change under the Amended Advisory Agreement.

• Janus Capital’s reasons for seeking to implement the Strategy Change, including Janus Capital’s belief that current marketplace demands for a small and mid-cap strategy, combined with Perkins’ experience in managing small- and mid-cap stocks, will provide greater opportunity for Small-Mid Cap Value Fund to grow over the long-term, and that the Strategy Change is designed to create asset growth through increased sales for Small-Mid Cap Value Fund, potentially resulting in increased operational efficiencies for Small-Mid Cap Value Fund.

• Janus Capital will pay the fees and expenses related to seeking shareholder approval of the Amended Advisory Agreement, including the costs related to the preparation and distribution of proxy materials, and all other costs incurred in connection with the solicitation of proxies.

After discussion, the Trustees determined that the overall arrangements between Small-Mid Cap Value Fund, Janus Capital, and Perkins under the Amended Advisory Agreement would continue to be fair and reasonable in light of the

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Additional Information (unaudited)

nature, extent, and quality of the services expected to be provided by Janus Capital, its affiliates, and Perkins following the Strategy Change.

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Useful Information About Your Fund Report (unaudited)

Management Commentary

The Management Commentary in this report includes valuable insight as well as statistical information to help you understand how your Fund’s performance and characteristics stack up against those of comparable indices.

If the Fund invests in foreign securities, this report may include information about country exposure. Country exposure is based primarily on the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived.

Please keep in mind that the opinions expressed in the Management Commentary are just that: opinions. They are a reflection based on best judgment at the time this report was compiled, which was December 31, 2019. As the investing environment changes, so could opinions. These views are unique and are not necessarily shared by fellow employees or by Janus Henderson in general.

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of Janus Capital and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Barclays and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

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Useful Information About Your Fund Report (unaudited)

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected. If you compare the Fund’s “Net Decrease from Dividends and Distributions” to “Reinvested Dividends and Distributions,” you will notice that dividends and distributions have little effect on the Fund’s net assets. This is because the majority of the Fund’s investors reinvest their dividends and/or distributions.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the

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Useful Information About Your Fund Report (unaudited)

total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

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Notes

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NotesPage2

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Knowledge. Shared

At Janus Henderson, we believe in the sharing of expert insight for better investment and business decisions. We call this ethos Knowledge. Shared.

Learn more by visiting janushenderson.com.

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson, Janus, Henderson, Perkins, Intech and Knowledge. Shared are trademarks of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.

Janus Henderson Distributors

125-24-93035 02-20

Item 2 - Code of Ethics

Not applicable to semiannual reports.

Item 3 - Audit Committee Financial Expert

Not applicable to semiannual reports.

Item 4 - Principal Accountant Fees and Services

Not applicable to semiannual reports.

Item 5 - Audit Committee of Listed Registrants

Not applicable.

Item 6 - Investments

(a) Schedule of Investments is contained in the Reports to Shareholders included under Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant.

Item 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant.

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant.

Item 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a) Not applicable

(b) Not applicable.

Item 13 - Exhibits

(a) (1) Not applicable.

(a) (2) Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required under Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99.CERT.

(a) (3) Not applicable to this Registrant.

(b) A certification for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached as Ex99.906CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Janus Investment Fund

By: /s/ Bruce Koepfgen

Bruce Koepfgen, President and Chief Executive Officer of Janus Investment Fund

(Principal Executive Officer)

Date: February 28, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bruce Koepfgen

Bruce Koepfgen, President and Chief Executive Officer of Janus Investment Fund

(Principal Executive Officer)

Date: February 28, 2020

By: /s/ Jesper Nergaard

Jesper Nergaard, Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Janus Investment Fund

(Principal Accounting Officer and Principal Financial Officer)

Date: February 28, 2020